UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-22811

Bridge Builder Trust
(Exact name of registrant as specified in charter)

Bridge Builder Trust
12555 Manchester Road
St. Louis, MO, 63131
(Address of principal executive offices)

Evan S. Posner, Secretary
Bridge Builder Trust
c/o 12555 Manchester Road
St. Louis, MO 63131
(Name and address of Agent for service)

Registrant’s telephone number, including area code: (314)
515-3289
Date of fiscal year end: June 30
Date of reporting period: June 30, 2025
Form
N-CSR
is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule
30e-1
under the Investment Company Act of 1940 (17 CFR
270.30e-1).
The Commission may use the information provided on Form
N-CSR
in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form
N-CSR,
and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-CSR
unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  REPORT TO SHAREHOLDERS
The following is a copy of the Registrant’s annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR
270.30e-1).

BRIDGE BUILDER CORE BOND FUND	TICKER BBTBX

June 30, 2025

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Core Bond Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
.
You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Core Bond Fund	$12	0.12%
How did the Fund perform during the Reporting Period?
The Fund returned 6.52% during the fiscal year ended June 30, 2025, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 6.08% for the same period.
Bond market volatility was elevated during the fiscal year, as an uncertain macroeconomic climate roiled markets. Despite the volatile environment, most bond sectors delivered gains for the period.
The U.S. Federal Reserve (the “Fed”) lowered its target rate three times in 2024’s second half amid cooling inflation and softer job market data, but U.S. fiscal policy uncertainty kept the Fed on hold in 2025’s first half.
U.S. Treasuries generally underperformed other taxable sectors during the fiscal year, with the 30-year bond lagging other maturities. After initially falling, long-term bond yields surged higher in 2024’s fourth quarter, driven by concerns about the impact of U.S. fiscal policy on inflation, economic growth, and the U.S. government’s growing deficit levels. That, coupled with the Fed’s rate cuts, resulted in a steeper U.S. Treasury yield curve at the end of the period.
Credit-sensitive sectors, such as high-yield corporates and emerging-markets debt, led other segments of the bond market with gains near or above 10% for the fiscal year. In March and April 2025, corporate credit spreads widened in response to rising recession fears prompted by the initial announcement of substantial new U.S. trade tariffs, only to quickly recover when the policy’s implementation was postponed.
U.S. dollar weakness relative to other currencies gave an added boost to local currency emerging-markets and non-dollar developed-markets debt.
Contributors to the Fund’s outperformance included an underweight to treasury securities and security selection within the corporate and securitized sectors, particularly in the industrials and commercial mortgage-backed securities sub-sectors.
The Fund’s interest rate positioning detracted from its relative returns.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund for the most recently completed 10 fiscal years. It compares the Fund’s return to a hypothetical $10,000 investment in the Bloomberg U.S. Aggregate Bond Index, an index representing the overall United States investment-grade bond market.

Average annual total returns:	1 Year	5 Years	10 Years

Bridge Builder Core Bond Fund	6.52%	-0.03%	2.31%

Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER CORE BOND FUND	TICKER BBTBX

June 30, 2025

Key Fund Statistics:

Total Net Assets (000s)	$21,706,948

Number of Portfolio Holdings*	5,050

Portfolio Turnover through the Reporting Period	125%

Net Advisory Fee (000s)	$19,883
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)

Credit Quality Allocation (% of Investments)**

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.

Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000261	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER CORE PLUS BOND FUND	TICKER BBCPX

June 30, 2025

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Core Plus Bond Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
This report describes changes to the Fund that occurred during the Reporting Period.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Core Plus Bond Fund	$16	0.15%
How did the Fund perform during the Reporting Period?
The Fund returned 7.13% during the fiscal year ended June 30, 2025, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 6.08% for the same period.
Bond market volatility was elevated during the fiscal year, as an uncertain macroeconomic climate roiled markets. Despite the volatile environment, most bond sectors delivered gains for the period.
The U.S. Federal Reserve (the “Fed”) lowered its target rate three times in 2024’s second half amid cooling inflation and softer job market data, but U.S. fiscal policy uncertainty kept the Fed on hold in 2025’s first half.
U.S. Treasuries generally underperformed other taxable sectors during the fiscal year, with the 30-year bond lagging other maturities. After initially falling, long-term bond yields surged higher in 2024’s fourth quarter, driven by concerns about the impact of U.S. fiscal policy on inflation, economic growth, and the U.S. government’s growing deficit levels. That, coupled with the Fed’s rate cuts, resulted in a steeper U.S. Treasury yield curve at the end of the period.
Credit-sensitive sectors, such as high-yield corporates and emerging-markets debt, led other segments of the bond market with gains near or above 10% for the fiscal
year. In
March and April 2025, corporate credit spreads widened in response to rising recession fears prompted by the initial announcement of substantial new U.S. trade tariffs, only to quickly recover when the policy’s implementation was postponed.
U.S. dollar weakness relative to other currencies gave an added boost to local currency emerging-markets and non-dollar developed-markets debt.
Contributors to the Fund’s outperformance included security selection within the corporate and securitized sectors, particularly in the industrials and agency mortgage-backed securities sub-sectors; yield curve positioning; an underweight to U.S. Treasuries; and non-dollar exposure.
The Fund’s duration overweight detracted from its relative returns.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (July 13, 2015) to June 30, 2025. It compares the Fund’s return to a hypothetical $10,000 investment in the Bloomberg U.S. Aggregate Bond Index, an index representing the overall United States investment-grade bond market.

Average annual total returns:	1 Year	5 Years	Since Inception (7/13/2015)
Bridge Builder Core Plus Bond Fund	7.13%	0.64%	2.59%

Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.80%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER CORE PLUS BOND FUND	TICKER BBCPX

June 30, 2025

Key Fund Statistics:

Total Net Assets (000s)	$40,851,863

Number of Portfolio Holdings*	5,112

Portfolio Turnover through the Reporting Period	430%

Net Advisory Fee (000s)	$46,693
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)

Credit Quality Allocation (% of Investments)**

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.

Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current Prospectus dated October 28, 2024, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2025, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.
As approved by the Trustees of the Bridge Builder Trust, Dodge & Cox was added as a new sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of Dodge & Cox.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000262	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER MUNICIPAL BOND FUND	TICKER BBMUX

June 30, 2025

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Municipal Bond Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
This report describes changes to the Fund that occurred during the Reporting Period.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Municipal Bond Fund	$12	0.12%
How did the fund perform during the Reporting Period?
The Fund returned 2.41% during the fiscal year ended June 30, 2025, underperforming its benchmark, the Bloomberg Municipal 1-15 Year Index, which returned 2.63% during the same period.
Bond market volatility was elevated during the fiscal year, as an uncertain macroeconomic climate roiled markets. Despite the volatile environment, most bond sectors delivered gains for the period.
The U.S. Federal Reserve (the “Fed”) lowered its target rate three times in 2024’s second half amid cooling inflation and softer job market data, but U.S. fiscal policy uncertainty kept the Fed on hold in 2025’s first half.
U.S. Treasuries generally underperformed other taxable sectors during the fiscal year, with the 30-year bond lagging other maturities. After initially falling, long-term bond yields surged higher in 2024’s fourth quarter, driven by concerns about the impact of U.S. fiscal policy on inflation, economic growth, and the U.S. government’s growing deficit levels. That, coupled with the Fed’s rate cuts, resulted in a steeper U.S. Treasury yield curve at the end of the period.
Municipal bonds experienced similar volatility, first rallying in 2024’s third quarter in anticipation of the Fed’s rate cuts before selling off in sympathy with rising Treasury yields in the fourth quarter. The announcement of substantial new U.S. trade tariffs drove municipal yields higher in March and April 2025, hitting long-term municipal bonds the hardest followed by high-yield municipal
bonds.
Over the full period, high-quality short and intermediate municipal bonds proved to be the most resilient, while long-term municipal bonds lagged, experiencing modest losses.
The Fund’s overweight to duration and yield curve positioning, specifically underweighting shorter maturity bonds in favor of longer maturity bonds, detracted from relative performance.
The Fund’s security selection contributed positively, particularly within the housing, healthcare, and utility revenue bond sectors.
Fund
Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (September 14, 2015) to June 30, 2025. It compares the Fund’s return to a hypothetical $10,000 investment in the Bloomberg Municipal Bond Index, an index representing the overall applicable tax-exempt bond market, and to the Bloomberg Municipal 1-15 Year Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	5 Years	Since Inception (9/14/2015)
Bridge Builder Municipal Bond Fund	2.41%	1.29%	2.27%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.17%
Bloomberg Municipal 1-15 Year Index	2.63%	0.86%	2.11%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER MUNICIPAL BOND FUND	TICKER BBMUX

June 30, 2025

Key Fund Statistics:

Total Net Assets (000s)	$17,312,517

Number of Portfolio Holdings*	5,413

Portfolio Turnover through the Reporting Period	37%

Net Advisory Fee (000s)	$16,593
Graphical Representation of
Holdings
*
Security Type Allocation (% of Investments)

Credit Quality Allocation (% of Investments)**

State Allocation (% of Long-Term Investments)

*	Amounts presented do not include derivative positions .
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.

Material Fund
Changes
The following is a summary of certain changes to the Fund since
July 1, 2024
. For more complete information, you may review the Fund’s current Prospectus dated October 28, 2024, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2025, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.
As approved by the Trustees of the Bridge Builder Trust, Robert W. Baird & Co. Incorporated (“Baird”) was added as a new sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of Baird.
Availability of Additional
Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000263	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND	TICKER BBMHX

June 30, 2025

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Municipal
High-Income
Bond Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Municipal High-Income Bond Fund	$16	0.16%
How did the Fund perform during the Reporting Period?
The Fund returned 1.36%
during
the fiscal year ended June 30, 2025, outperforming its benchmark, the Bloomberg Municipal 65% Investment Grade/35% High Yield Index, which returned 1.34% during the same period.
Bond market volatility was elevated during the fiscal year, as an uncertain macroeconomic climate roiled markets. Despite the volatile environment, most bond sectors delivered gains for the period.
The U.S. Federal Reserve (the “Fed”) lowered its target rate three times in 2024’s second half amid cooling inflation and softer job market data, but U.S. fiscal policy uncertainty kept the Fed on hold in 2025’s first half.
U.S. Treasuries generally underperformed other taxable sectors during the fiscal year, with the 30-year bond lagging other maturities. After initially falling, long-term bond yields surged higher in 2024’s fourth quarter, driven by concerns about the impact of U.S. fiscal policy on inflation, economic growth, and the U.S. government’s growing deficit levels. That, coupled with the Fed’s rate cuts, resulted in a steeper U.S. Treasury yield curve at the end of the period.
Municipal bonds experienced similar volatility, first rallying in 2024’s third quarter in anticipation of the Fed’s rate cuts before selling off in sympathy with rising Treasury yields in the fourth quarter. The announcement of substantial new U.S. trade tariffs drove
municipal yields higher in March and
April 2025, hitting long-term municipal bonds the hardest followed by high-yield
municipal bonds.
Over the full period, high-quality short and intermediate municipal bonds proved to be the most resilient, while long-term municipal bonds lagged, experiencing modest losses. The Fund’s security selection contributed positively, particularly within the healthcare and utility revenue bond sectors.
The Fund’s interest rate positioning detracted from relative performance.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (April 13, 2023) to June 30, 2025. It compares the Fund’s return to a hypothetical $10,000 investment in the Bloomberg Municipal Bond Index, an index representing the overall applicable tax-exempt bond market, and to the Bloomberg Municipal 65% High-Grade/35% High Yield Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	Since Inception (4/13/2023)

Bridge Builder Municipal High-Income Bond Fund	1.36%	3.76%

Bloomberg Municipal Bond Index	1.11%	1.37%

Bloomberg Municipal 65% High-Grade/35% High-Yield Index	1.34%	2.53%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND	TICKER BBMHX

June 30, 2025

Key Fund Statistics:

Total Net Assets (000s)	$4,242,708

Number of Portfolio Holdings*	3,070

Portfolio Turnover through the Reporting Period	30%

Net Advisory Fee (000s)	$4,994
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)

Credit Quality Allocation (% of Investments)**

State Allocation (% of Long-Term Investments)

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.

Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish
to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000264	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER LARGE CAP GROWTH FUND	TICKER BBGLX

June 30, 2025

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Large Cap Growth Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
This report describes changes to the Fund that occurred during the Reporting Period.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Large Cap Growth Fund	$20	0.19%
How did the fund perform during the Reporting Period?
The Fund returned 13.17% during the fiscal year
ended
June 30, 2025, underperforming its benchmark, the Russell 1000
®
Growth Index, which returned 17.22% during the same period.
Equity markets experienced heightened volatility during the fiscal year, as election optimism followed by tariff uncertainty created diverse quarterly performance over the fiscal year.
The Fund’s underperformance occurred in Q4, 2024 and Q2, 2025 during the significant risk-on markets where higher beta names drove performance.
The Fund’s underweight to higher beta names and stylistic headwind of having less exposure to growth companies than the index accounted for a majority of the Fund’s underperformance.
From a sector perspective, the overweight position and stock selection within healthcare was a significant driver of the Fund’s underperformance.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund for the most recently completed 10 fiscal years. It compares the Fund’s return to a hypothetical $10,000 investment in the Russell 3000
®
Index, an index representing the overall United States equity market, and to the Russell 1000
®
Growth Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	5 Years	10 Years
Bridge Builder Large Cap Growth Fund	13.17%	13.86%	13.84%
Russell 3000 ® Index	15.30%	15.96%	12.96%
Russell 1000 ® Growth Index	17.22%	18.15%	17.01%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER LARGE CAP GROWTH FUND	TICKER BBGLX

June 30, 2025

Key Fund Statistics:

Total Net Assets (000s)	$28,211,112

Number of Portfolio Holdings*	394

Portfolio Turnover through the Reporting Period	44%

Net Advisory Fee (000s)	$45,767
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current Prospectus dated October 28, 2024, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2025, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.
The Fund’s classification under the Investment Company Act of 1940, as amended, changed from diversified to non-diversified and the Fund’s related fundamental investment policy was eliminated. As a result, the Fund modified its principal investment strategies to reflect that the Fund is now non-diversified, and the Fund added non-diversification
risk as a principal risk.
In addition, as approved by the Trustees of the Bridge Builder Trust, T. Rowe Price Associates, Inc. (“T. Rowe Price”) was added as a new sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of T. Rowe Price.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only
one
copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin
receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000265	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER LARGE CAP VALUE FUND	TICKER BBVLX

June 30, 2025

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Large Cap Value Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611
.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Large Cap Value Fund	$23	0.22%
How did the fund perform during the Reporting Period?
The Fund returned 11.83% for the fiscal year ended June 30, 2025, underperforming its benchmark, the Russell 1000
®
Value Index, which returned 13.70% during the same period.
Equity markets experienced heightened volatility during the fiscal year, as election optimism followed by tariff uncertainty created diverse quarterly performance over the fiscal year.
The Fund lagged the index due to weaker stock selection during the fiscal year.
Stock selection was weakest within the healthcare, communication services and technology sectors.
Underperformance was partially offset by strong stock selection within the materials, utilities and consumer discretionary sectors during the year.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund for the most recently completed 10 fiscal years. It compares the Index Fund’s return to a hypothetical $10,000 investment in the Russell 3000
®
Index, an index representing the overall United States equity market, and to the Russell 1000
®
Value Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	5 Years	10 Years

Bridge Builder Large Cap Value Fund	11.83%	15.60%	10.73%
Russell 3000 ® Index	15.30%	15.96%	12.96%
Russell 1000 ® Value Index	13.70%	13.93%	9.19%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER LARGE CAP VALUE FUND	TICKER BBVLX

June 30, 2025

Key Fund Statistics:

Total net assets (000s)	$24,195,643

Number of portfolio holdings*	963

Portfolio Turnover through the Reporting Period	29%

Net Advisory Fee (000s)	$47,003
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability
of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000266	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER TAX MANAGED LARGE CAP FUND	TICKER BBTLX

June 30, 2025

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Tax Managed Large Cap Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611
.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Tax Managed Large Cap Fund	$25	0.23%
How did the Fund perform during the Reporting Period?
The Fund returned 14.25% for the fiscal year ended June 30, 2025, underperforming its benchmark, the S&P 500 Index, which returned 15.16% during the same period.
Equity markets experienced heightened volatility during the fiscal year, as election optimism followed by tariff uncertainty created diverse quarterly performance over the fiscal year.
The degree of underperformance from stock selection within the healthcare sector contributed to overall Fund underperformance during the period.
Additionally, the Fund had weaker stock selection within the consumer discretionary and technology sectors.
The weaker stock selection in the previously mentioned sectors was partially offset with strong selection within the industrials and consumer staples sectors.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (June 1, 2022) to June 30, 2025. It compares the Fund’s return to a hypothetical $10,000 investment in the Russell 3000
®
Index, an index representing the overall United States equity market, and to the S&P 500 Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	Since Inception (6/1/2022)

Bridge Builder Tax Managed Large Cap Fund	14.25%	16.14%
Russell 3000 ® Index	15.30%	15.51%
S&P 500 Index	15.16%	16.15%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER TAX MANAGED LARGE CAP FUND	TICKER BBTLX

June 30, 2025

Key Fund Statistics:

Total Net Assets (000s)	$6,560,634

Number of Portfolio Holdings*	382

Portfolio Turnover through the Reporting Period	31%

Net Advisory Fee (000s)	$11,368
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000267	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER SMALL/MID CAP GROWTH FUND	TICKER BBGSX

June 30, 2025

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Small/Mid Cap Growth Fund	$36	0.34%
How did the fund perform during the Reporting Period?
The Fund returned 9.30% during the fiscal year ended June 30, 2025, outperforming its benchmark, the Russell 2500
®
Growth Index which returned 8.81% for the same period.
The largest driver of relative outperformance came from being overweight strong performers in the entertainment industry which was one of the strongest performing industries.
Alternatively, energy was one of the weakest performing industries and the Fund’s underweight and stock exposure in this industry also contributed to returns.
The Fund further benefitted from having a higher capitalization than the index, or a larger weight to mid cap stocks which outperformed small cap stocks.
Detracting from relative returns was the underweight in utilities, the strongest performing sector as well as individual stock exposure in consumer discretionary and health care. However, these detractors were not large enough to offset the positive contributors.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund for the most recently completed 10 fiscal years. It compares the Fund’s return to a hypothetical $10,000 investment in the Russell 3000
®
Index, an index representing the overall United States equity market, and to the Russell 2500
®
Growth Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	5 Years	10 Years

Bridge Builder Small/Mid Cap Growth Fund	9.30%	8.54%	9.60%

Russell 3000 ® Index	15.30%	15.96%	12.96%

Russell 2500 ® Growth Index	8.81%	7.50%	8.53%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER SMALL/MID CAP GROWTH FUND	TICKER BBGSX

June 30, 2025

Key Fund Statistics:

Total Net Assets (000s)	$9,398,750

Number of Portfolio Holdings*	1,560

Portfolio Turnover through the Reporting Period	74%

Net Advisory Fee (000s)	$29,087
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000268	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER SMALL/MID CAP VALUE FUND	TICKER BBVSX

June 30, 2025

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Small/Mid Cap Value Fund	$39	0.37%
How did the fund perform during the Reporting Period?
The Fund returned 9.29% during the fiscal year ended June 30, 2025, underperforming its benchmark, the Russell 2500
®
Value Index which returned 10.47% for the same period.
As mid cap stocks outperformed small cap stocks, having a higher capitalization than the index was a contributor to performance.
However, the Fund underperformed primarily because of sector exposures. The underweight to communication
services and the overweight to industrials weighed on relative returns.
Individual exposures within energy and
materials
sectors were weak relative to the index, but were generally offset by stronger exposures in health care and industrials sectors.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund for the most recently completed 10 fiscal years. It compares the Fund’s return to a hypothetical $10,000 investment in the Russell 3000
®
Index, an index representing the overall United States equity market, and to the Russell 2500
®
Value Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	5 Years	10 Years
Bridge Builder Small/Mid Cap Value Fund	9.29%	14.51%	8.01%
Russell 3000 ® Index	15.30%	15.96%	12.96%
Russell 2500 ® Value Index	10.47%	13.96%	7.73%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER SMALL/MID CAP VALUE FUND	TICKER BBVSX

June 30, 2025

Key Fund Statistics:

Total Net Assets (000s)	$8,515,515

Number of Portfolio Holdings*	2,358

Portfolio Turnover through the Reporting Period	58%

Net Advisory Fee (000s)	$30,158
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.

Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce
expense
, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000269	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND	TICKER BBTSX

June 30, 2025

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Tax Managed Small/Mid Cap Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Tax Managed Small/Mid Cap Fund	$40	0.39%
How did the Fund perform during the
Reporting
Period?
The Fund returned 5.64% for the fiscal year ended June 30, 2025, underperforming its benchmark, the Russell 2500
®
Index, which returned 9.91% during the same period.
Equity markets experienced heightened volatility during the fiscal year, as election optimism followed by tariff uncertainty created diverse quarterly performance over the fiscal year.
The Fund’s slight growth bias versus the index was a headwind to performance over the trailing year.
Additionally, the Fund’s higher quality bias toward profitable companies negatively impacted performance over the same period.
The financials sector was the largest sector-based
headwind
, predominately due to negative performance stemming from underweights to less profitable, higher beta companies.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (June 1, 2022) to June 30, 2025. It compares the Fund’s return to a hypothetical $10,000 investment in the Russell 3000
®
Index, an index representing the overall United States equity market, and to the Russell 2500
®
Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	Since Inception (6/1/2022)

Bridge Builder Tax Managed Small/Mid Cap Fund	5.64%	8.00%
Russell 3000 ® Index	15.30%	15.51%
Russell 2500 ® Index	9.91%	7.69%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND	TICKER BBTSX

June 30, 2025

Key Fund Statistics:

Total Net Assets (000s)	$2,334,776

Number of Portfolio Holdings*	1,124

Portfolio Turnover through the Reporting Period	52%

Net Advisory Fee (000s)	$7,366
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions .
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000270	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER INTERNATIONAL EQUITY FUND	TICKER BBIEX

June 30, 2025

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder International Equity Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder International Equity Fund	$38	0.34%
How did the fund perform during the Reporting Period?
The Fund returned 20.61% during the fiscal year ended June 30, 2025, outperforming its benchmark, the MSCI EAFE Index which returned 17.73% for the same period.
International equity returns in a U.S. Dollar basis were boosted significantly over the past year from a depreciating Dollar.
There was strong stock selection coming from individual names in eight of the eleven sectors, especially within the consumer discretionary, consumer staples and materials sectors.
The underweight in health care, the weakest performing sector, was also a strong driver of relative performance.
However, the underweight in financials, the strongest performing sector, offset most of the benefits coming from the underweight in health care.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (July 6, 2015) to June 30, 2025. It compares the Fund’s return
to a hypothetical $10,000 investment in the MSCI EAFE Index, an index representing the international developed equity markets.

Average annual total returns:	1 Year	5 Years	Since Inception (7/6/2015)

Bridge Builder International Equity Fund	20.61%	10.90%	7.32%

MSCI EAFE Index	17.73%	11.16%	6.65%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER INTERNATIONAL EQUITY FUND	TICKER BBIEX

June 30, 2025

Key Fund Statistics:

Total Net Assets (000s)	$21,403,173

Number of Portfolio Holdings*	878

Portfolio Turnover through the Reporting Period	30%

Net Advisory Fee (000s)	$62,689
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Country Allocation (% of Long-Term Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense,
the
Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to
receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000271	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND	TICKER BBTIX

June 30, 2025

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Tax Managed International Equity Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
This report describes changes to the Fund that occurred during the Reporting Period.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Tax Managed International Equity Fund	$42	0.39%
How did the Fund perform during the Reporting Period?
The Fund returned 14.30% during the fiscal year ended June 30, 2025, underperforming its benchmark, the MSCI EAFE Index which returned 17.73% for the same period.
International equity returns in a U.S. Dollar basis were boosted significantly over the past year from a depreciating Dollar.
Most of the underperformance came from having an underweight in communication services and financials, the two strongest performing sectors in the index.
There was weak stock selection in the industrials sector. This weakness was offset by the contribution of individual names in the consumer discretionary, materials, health care and information
technology sectors.
Fund
Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (June 1, 2022) to June 30, 2025. It compares the Fund’s return to a hypothetical $10,000 investment in the MSCI EAFE Index, an index representing the international developed equity markets.

Average annual total returns:	1 Year	Since Inception (6/1/2022)

Bridge Builder Tax Managed International Equity Fund	14.30%	10.45%
MSCI EAFE Index	17.73%	12.20%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND	TICKER BBTIX

June 30, 2025

Key Fund Statistics:

Total Net Assets (000s)	$2,172,378

Number of Portfolio Holdings*	467

Portfolio Turnover through the Reporting Period	44%

Net Advisory Fee (000s)	$6,585
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Country Allocation (% of Long-Term Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus dated October 28, 2024, and the Fund’s next prospectus, which we expect to be available October 28, 2025. at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.
As approved by the Trustees of the Bridge Builder Trust, J.P. Morgan Investment Management Inc. (“JPMorgan”) and Thompson, Siegel & Walmsley LLC (“TSW”) were each added as new sub-advisers to an allocated portion of the Fund, and T. Rowe Price Associates, Inc. (“T. Rowe Price”) was removed as a sub-adviser
to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of JPMorgan and TSW and the removal of T. Rowe Price.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000272	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant has not made any amendments to its code of ethics during the period covered by this report. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the Registrant’s code of ethics is filed with this Form N-CSR under Item 19(a)(1).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s board of trustees has determined that Timothy Jacoby is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (d) The Registrant has engaged its principal accountant to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit fees” refer to performing an audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related fees” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “All Other Fees” refer to products and services provided by the principal accountant other than those reported under “Audit Fees”, “Audit-Related Fees”, and “Tax Fees”. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2025	FYE 6/30/2024
(a) Audit Fees	$1,002,050	$938,199
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$129,936	$121,200
(d) All Other Fees	$0	$0

(e)(1) The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impact the auditor’s independence. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

The Audit Committee has delegated pre-approval authority to its Chair for engagements of less than $50,000. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chair is unavailable.

(e)(2) The percentage of services described in each of items (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X were as follows:

	FYE 6/30/2025	FYE 6/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) For the fiscal years ended June 30, 2025 and June 30, 2024, the aggregate non-audit fees billed to the Registrant, the Registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser were $1,831,000 and $2,088,200, respectively.

(h) The Registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6.  INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Annual Financial Statements

June 30, 2025

Bridge Builder Core Bond Fund

Bridge Builder Core Plus Bond Fund

Bridge Builder Municipal Bond Fund

Bridge Builder Municipal High-Income Bond Fund

Bridge Builder Large Cap Growth Fund

Bridge Builder Large Cap Value Fund

Bridge Builder Tax Managed Large Cap Fund

Bridge Builder Small/Mid Cap Growth Fund

Bridge Builder Small/Mid Cap Value Fund

Bridge Builder Tax Managed Small/Mid Cap Fund

Bridge Builder International Equity Fund

Bridge Builder Tax Managed International Equity Fund

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 99.11%
Asset-Backed Obligations – 10.38%
Academic Loan Funding Trust 2013-1
5.22% (30-day Average SOFR + 0.91%), 12/26/2044, Series 2013-1A, Class A (1)(2)	$302	$291
Accelerated 2021-1H LLC
1.90%, 10/20/2040, Series 2021-1H, Class B (1)	1,225	1,143
Affirm Asset Securitization Trust 2024-A
5.61%, 02/15/2029, Series 2024-A, Class 1A (1)	15,600	15,671
Affirm Master Trust
4.67%, 07/15/2033, Series 2025-2A, Class A (1)	12,100	12,140
4.99%, 02/15/2033, Series 2025-1A, Class A (1)	11,400	11,488
Agl CLO 19 Ltd.
5.62% (3 Month Term SOFR + 1.30%, 1.30% Floor), 07/21/2038, Series 2022-19A, Class A1R (1)(2)	25,000	25,000
American Express Credit Account Master Trust
4.28%, 04/15/2030, Series 2025-2, Class A	18,583	18,697
4.51%, 04/15/2032, Series 2025-3, Class A	14,032	14,231
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052, Series 2015-SFR2, Class A (1)	1,589	1,582
AmeriCredit Automobile Receivables Trust 2021-2
1.01%, 01/19/2027, Series 2021-2, Class C	2,409	2,386
AmeriCredit Automobile Receivables Trust 2021-3
1.41%, 08/18/2027, Series 2021-3, Class C	5,100	5,004
AmeriCredit Automobile Receivables Trust 2023-1
5.80%, 12/18/2028, Series 2023-1, Class C	6,800	6,940
AMSR 2021-SFR1 Trust
2.90%, 06/17/2038, Series 2021-SFR1, Class E2 (1)	3,950	3,678
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class E1 (1)	10,000	9,650
AMSR 2025-SFR1 Trust
3.66%, 06/17/2042, Series 2025-SFR1, Class B (1)	5,080	4,764
Anchorage Capital CLO 8 Ltd.
5.74% (3 Month Term SOFR + 1.46%, 1.20% Floor), 10/27/2034, Series 2016-8A, Class AR2A (1)(2)	15,500	15,529
Aqua Finance Issuer Trust 2025-A
5.56%, 12/19/2050, Series 2025-A, Class B (1)	7,388	7,471
Atlas Senior Loan Fund XXIII Ltd.
5.80% (3 Month Term SOFR + 1.53%, 1.53% Floor), 07/20/2037, Series 2024-23A, Class A1 (1)(2)	28,975	29,049
AutoNation Finance Trust 2025-1
4.72%, 04/10/2028, Series 2025-1A, Class A2 (1)	6,991	6,998
Avis Budget Rental Car Funding AESOP LLC
1.66%, 02/20/2028, Series 2021-2A, Class A (1)	15,358	14,753
3.83%, 08/21/2028, Series 2022-1A, Class A (1)	17,300	17,113
5.23%, 12/20/2030, Series 2024-3A, Class A (1)	7,600	7,764
5.36%, 06/20/2030, Series 2024-1A, Class A (1)	18,682	19,168
5.57%, 10/20/2028, Series 2024-2A, Class B (1)	1,400	1,421
BA Credit Card Trust
4.31%, 05/15/2030, Series 2025-A1, Class A	12,735	12,821
Bastion Funding I LLC
7.12%, 04/25/2038, Series 2023-1A, Class A2 (1)	4,460	4,484
Battalion CLO X Ltd.
5.71% (3 Month Term SOFR + 1.43%, 1.17% Floor), 01/25/2035, Series 2016-10A, Class A1R2 (1)(2)	2,000	2,002
Bayview Financial Mortgage Pass-Through Trust 2007-B
7.33%, 08/28/2047, Series 2007-B, Class 1A2 (3)	81	72
Bear Stearns Asset Backed Securities Trust 2003-2
5.93% (1 Month Term SOFR + 1.61%, 1.50% Floor, 11.00% Cap), 03/25/2043, Series 2003-2, Class A3 (2)	1,310	1,312
Bg Beta I Ltd.
6.28%, 07/16/2054, Series 2024-1, Class B-1 (1)	6,107	6,237
BMW Vehicle Lease Trust 2025-1
4.43%, 06/26/2028, Series 2025-1, Class A3	4,373	4,398
4.49%, 10/25/2028, Series 2025-1, Class A4	4,731	4,767

The accompanying notes are an integral part of these financial statements.

1

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.38% – (continued)
BOF VII AL Funding Trust I
6.29%, 07/26/2032, Series 2023-CAR3, Class A2 (1)	$4,102	$4,170
6.63%, 07/26/2032, Series 2023-CAR3, Class B (1)	1,505	1,530
Bridgecrest Lending Auto Securitization Trust 2024-1
5.65%, 04/16/2029, Series 2024-1, Class C	5,403	5,437
Bridgecrest Lending Auto Securitization Trust 2025-2
5.62%, 03/17/2031, Series 2025-2, Class D	13,220	13,374
BXG Receivables Note Trust 2022-A
5.35%, 09/28/2037, Series 2022-A, Class C (1)	4,904	4,817
Capital One Prime Auto Receivables Trust 2023-2
5.82%, 06/15/2028, Series 2023-2, Class A3	2,388	2,418
Carlyle Global Market Strategies CLO 2015-5 Ltd.
5.37% (3 Month Term SOFR + 1.10%, 1.10% Floor), 01/20/2032, Series 2015-5A, Class A1R3 (1)(2)	7,180	7,178
CarMax Auto Owner Trust 2021-3
1.25%, 05/17/2027, Series 2021-3, Class C	3,350	3,314
CarMax Auto Owner Trust 2021-4
0.56%, 09/15/2026, Series 2021-4, Class A3	107	107
1.38%, 07/15/2027, Series 2021-4, Class C	2,850	2,803
CarMax Auto Owner Trust 2022-1
1.47%, 12/15/2026, Series 2022-1, Class A3	812	808
2.20%, 11/15/2027, Series 2022-1, Class C	4,200	4,121
2.47%, 07/17/2028, Series 2022-1, Class D	2,000	1,963
CarMax Auto Owner Trust 2024-4
4.67%, 12/15/2027, Series 2024-4, Class A2A	1,652	1,653
Carmax Auto Owner Trust 2025-2
5.16%, 01/15/2031, Series 2025-2, Class C	1,595	1,618
Carvana Auto Receivables Trust 2021-P3
1.03%, 06/10/2027, Series 2021-P3, Class A4	2,787	2,743
Carvana Auto Receivables Trust 2023-N1
5.92%, 07/10/2029, Series 2023-N1, Class C (1)	6,625	6,680
Carvana Auto Receivables Trust 2023-P3
5.82%, 08/10/2028, Series 2023-P3, Class A3 (1)	2,276	2,292
Carvana Auto Receivables Trust 2024-P4
4.62%, 02/10/2028, Series 2024-P4, Class A2	2,438	2,438
Cascade MH Asset Trust 2024-MH1
5.70%, 11/25/2056, Series 2024-MH1, Class A1 (1)(4)	7,205	7,361
CFIN 2022-RTL1 Issuer LLC
4.75%, 02/16/2026, Series 2022-RTL1, Class AA (1)(3)	1,963	1,950
Chase Funding Trust Series 2003-4
4.89%, 05/25/2033, Series 2003-4, Class 1A5 (3)	49	48
Chase Funding Trust Series 2003-6
4.83%, 11/25/2034, Series 2003-6, Class 1A5 (3)	61	60
4.83%, 11/25/2034, Series 2003-6, Class 1A7 (3)	104	103
CIFC Funding 2020-III Ltd.
5.66% (3 Month Term SOFR + 1.39%, 1.39% Floor), 10/20/2034, Series 2020-3A, Class A1R (1)(2)	19,680	19,711
Citibank Credit Card Issuance Trust
4.30%, 06/21/2030, Series 2025-A1, Class A	12,744	12,818
4.49%, 06/21/2032, Series 2025-A2, Class A	6,965	7,015
Citizens Auto Receivables Trust 2024-1
5.11%, 04/17/2028, Series 2024-1, Class A3 (1)	6,193	6,227
Continental Finance Credit Card ABS Master Trust
6.19%, 10/15/2030, Series 2022-A, Class A (1)	10,045	10,076
COOF Securitization Trust 2014-1 Ltd.
3.29%, 06/25/2040, Series 2014-1, Class A (1)(4)	113	8
CoreVest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A (1)	544	541
3.16%, 10/15/2052, Series 2019-3, Class B (1)	2,250	2,136
3.27%, 10/15/2052, Series 2019-3, Class C (1)	5,862	5,507

The accompanying notes are an integral part of these financial statements.

2

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.38% – (continued)
CoreVest American Finance 2020-3 Trust
2.20%, 08/15/2053, Series 2020-3, Class B (1)	$6,314	$5,660
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035, Series 2004-S1, Class A3 (3)	5	5
CPS Auto Receivables Trust 2022-C
5.28%, 04/15/2030, Series 2022-C, Class C (1)	2,877	2,879
Credit Acceptance Auto Loan Trust 2022-3
8.45%, 02/15/2033, Series 2022-3A, Class C (1)	9,500	9,651
Credit Acceptance Auto Loan Trust 2023-2
5.92%, 05/16/2033, Series 2023-2A, Class A (1)	8,803	8,831
Credit Acceptance Auto Loan Trust 2023-3
6.39%, 08/15/2033, Series 2023-3A, Class A (1)	5,800	5,851
Credit Acceptance Auto Loan Trust 2023-5
6.13%, 12/15/2033, Series 2023-5A, Class A (1)	8,875	8,986
Credit Acceptance Auto Loan Trust 2024-1
6.71%, 07/17/2034, Series 2024-1A, Class C (1)	9,300	9,589
Credit Acceptance Auto Loan Trust 2024-2
6.70%, 10/16/2034, Series 2024-2A, Class C (1)	13,334	13,846
Credit Acceptance Auto Loan Trust 2024-3
4.85%, 11/15/2034, Series 2024-3A, Class B (1)	6,285	6,300
Credit Acceptance Auto Loan Trust 2025-1
5.71%, 07/16/2035, Series 2025-1A, Class C (1)	9,400	9,601
Crossroads Asset Trust 2025-A
5.20%, 02/20/2032, Series 2025-A, Class B (1)	2,065	2,083
5.51%, 02/20/2032, Series 2025-A, Class C (1)	925	931
CWABS Asset-Backed Certificates Trust 2005-10
4.14%, 02/25/2036, Series 2005-10, Class AF6 (4)	1	1
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036, Series 2005-17, Class 1AF5 (4)	4	4
CWABS, Inc. Asset-Backed Certificates Series 2004-1
4.99% (1 Month Term SOFR + 0.67%, 0.56% Floor), 04/25/2034, Series 2004-1, Class 3A (2)	1	1
5.18% (1 Month Term SOFR + 0.86%, 0.75% Floor), 03/25/2034, Series 2004-1, Class M1 (2)	5	5
5.26% (1 Month Term SOFR + 0.94%, 0.83% Floor), 03/25/2034, Series 2004-1, Class M2 (2)(5)	0	1
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
5.21% (1 Month Term SOFR + 0.89%, 0.78% Floor), 11/25/2034, Series 2004-6, Class 2A5 (2)	307	296
5.33% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2034, Series 2004-6, Class M1 (2)	4	4
DataBank Issuer
2.06%, 02/27/2051, Series 2021-1A, Class A2 (1)	6,150	6,016
Delta Air Lines 2015-1 Class AA Pass-Through Trust
3.63%, 07/30/2027	761	747
Discover Card Execution Note Trust
4.93%, 06/15/2028, Series 2023-A2, Class A	5,403	5,436
Diversified Abs Phase VI LLC
7.50%, 11/28/2039, Series VI, Class A	4,176	4,140
DP Lion Holdco LLC
8.24%, 11/30/2043, Series 2023-1A, Class A	3,273	3,364
DT Auto Owner Trust 2023-2
5.79%, 02/15/2029, Series 2023-2A, Class C (1)	8,785	8,826
DT Auto Owner Trust 2023-3
6.29%, 08/16/2027, Series 2023-3A, Class A (1)	116	116
Elmwood CLO 39 Ltd.
5.42% (3 Month Term SOFR + 1.14%, 1.14% Floor), 04/17/2038, Series 2025-2A, Class A1 (1)(2)	21,000	20,988
Elmwood CLO 40 Ltd.
5.52% (3 Month Term SOFR + 1.24%, 1.24% Floor), 03/22/2038, Series 2025-3A, Class A (1)(2)	17,000	17,018
Elmwood CLO II Ltd.
5.62% (3 Month Term SOFR + 1.35%, 1.35% Floor), 10/20/2037, Series 2019-2A, Class A1RR (1)(2)	31,250	31,358
Enterprise Fleet Financing 2023-2 LLC
5.56%, 04/22/2030, Series 2023-2, Class A2 (1)	5,117	5,147

The accompanying notes are an integral part of these financial statements.

3

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.38% – (continued)
Enterprise Fleet Financing 2025-2 LLC
4.41%, 06/20/2029, Series 2025-2, Class A3 (1)	$7,124	$7,159
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	11,635	11,595
Exeter Automobile Receivables Trust 2022-4
5.98%, 12/15/2028, Series 2022-4A, Class D	6,264	6,301
Exeter Automobile Receivables Trust 2023-3
6.21%, 06/15/2028, Series 2023-3A, Class C	5,400	5,437
Exeter Automobile Receivables Trust 2023-4
6.95%, 12/17/2029, Series 2023-4A, Class D	4,820	4,964
Exeter Automobile Receivables Trust 2024-2
5.92%, 02/15/2030, Series 2024-2A, Class D	10,080	10,271
Exeter Automobile Receivables Trust 2024-5
5.06%, 02/18/2031, Series 2024-5A, Class D	3,876	3,878
Exeter Automobile Receivables Trust 2025-2
5.89%, 07/15/2031, Series 2025-2A, Class D	16,900	17,349
First National Master Note Trust
5.77%, 09/15/2029, Series 2023-2, Class A	9,800	9,968
FirstKey Homes 2020-SFR2 Trust
1.27%, 10/19/2037, Series 2020-SFR2, Class A (1)	17,127	16,910
2.67%, 10/19/2037, Series 2020-SFR2, Class E (1)	7,948	7,858
FirstKey Homes 2021-SFR1 Trust
1.54%, 08/17/2038, Series 2021-SFR1, Class A (1)	11,533	11,145
2.19%, 08/17/2038, Series 2021-SFR1, Class D (1)	7,500	7,231
FirstKey Homes 2022-SFR1 Trust
4.15%, 05/19/2039, Series 2022-SFR1, Class A (1)	10,637	10,567
5.20%, 05/19/2039, Series 2022-SFR1, Class D (1)	4,935	4,938
FirstKey Homes 2022-SFR2 Trust
4.25%, 07/17/2039, Series 2022-SFR2, Class A (1)	12,203	12,144
Flagship Credit Auto Trust 2022-2
5.80%, 04/17/2028, Series 2022-2, Class D (1)	4,000	3,787
Flywheel
7.15%, 08/25/2044, Series 2024-PDP1 (1)	7,131	7,248
8.11%, 08/25/2044, Series 2024-PDP1 (1)	2,285	2,326
FMC GMSR Issuer Trust
3.62%, 07/25/2026, Series 2021-GT1, Class A (1)(4)	10,900	10,324
3.85%, 10/25/2026, Series 2021-GT2, Class A (1)(4)	8,250	7,845
4.45%, 01/25/2026, Series 2020-GT1, Class A (1)(4)	9,700	9,477
6.19%, 04/25/2027, Series 2022-GT1, Class A (1)	8,210	8,272
6.50%, 03/26/2027, Series 2024-SAT1, Class A (1)(4)	12,840	12,965
Ford Credit Auto Owner Trust 2021-REV1
1.61%, 10/17/2033, Series 2021-1, Class B (1)	2,320	2,262
Ford Credit Auto Owner Trust 2021-REV2
1.91%, 05/15/2034, Series 2021-2, Class B (1)	2,150	2,074
Ford Credit Auto Owner Trust 2023-A
4.65%, 02/15/2028, Series 2023-A, Class A3	2,304	2,306
Ford Credit Auto Owner Trust 2023-B
5.23%, 05/15/2028, Series 2023-B, Class A3	1,517	1,525
Ford Credit Auto Owner Trust 2023-REV1
4.85%, 08/15/2035, Series 2023-1, Class A (1)	18,470	18,736
Ford Credit Auto Owner Trust 2023-REV2
5.28%, 02/15/2036, Series 2023-2, Class A (1)	8,800	9,064
Ford Credit Auto Owner Trust 2024-C
4.07%, 07/15/2029, Series 2024-C, Class A3	4,262	4,256
Ford Credit Auto Owner Trust/Ford Credit
4.86%, 08/15/2037, Series 2025-1, Class A (1)(3)	37,225	37,966
Ford Credit Floorplan Master Owner Trust A
1.06%, 09/15/2027, Series 2020-2, Class A	9,400	9,331

The accompanying notes are an integral part of these financial statements.

4

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.38% – (continued)
4.30%, 09/15/2029, Series 2024-3, Class A1 (1)	$12,825	$12,845
4.63%, 04/15/2030, Series 2025-1, Class A1	17,900	18,098
4.92%, 05/15/2028, Series 2023-1, Class A1 (1)	11,000	11,047
Foundation Finance Trust 2023-2
6.53%, 06/15/2049, Series 2023-2A, Class A (1)	1,594	1,661
9.10%, 06/15/2049, Series 2023-2A, Class D (1)	4,516	4,825
Foundation Finance Trust 2024-2
4.93%, 03/15/2050, Series 2024-2A, Class B (1)	5,114	5,103
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.71%, 04/25/2029, Series 1999-HE1, Class M (4)	4	4
Generate CLO 8 Ltd.
5.65% (3 Month Term SOFR + 1.38%, 1.38% Floor), 01/20/2038, Series 8A, Class A1R2 (1)(2)	31,250	31,352
GITSIT Mortgage Loan Trust 2024-NPL1
7.47%, 06/25/2054, Series 2024-NPL1, Class A1 (1)(3)	1,047	1,047
GITSIT Mortgage Loan Trust 2025-NPL1
6.28%, 02/25/2055, Series 2025-NPL1, Class A1 (1)(3)	8,198	8,199
GLS Auto Receivables Issuer Trust 2021-1
1.68%, 01/15/2027, Series 2021-1A, Class D (1)	44	44
GLS Auto Receivables Issuer Trust 2021-2
1.42%, 04/15/2027, Series 2021-2A, Class D (1)	757	750
GLS Auto Receivables Issuer Trust 2021-4
2.48%, 10/15/2027, Series 2021-4A, Class D (1)	5,306	5,240
GLS Auto Receivables Issuer Trust 2023-3
6.01%, 05/15/2029, Series 2023-3A, Class C (1)	4,738	4,783
GLS Auto Receivables Issuer Trust 2023-4
6.65%, 08/15/2029, Series 2023-4A, Class C (1)	6,500	6,621
GLS Auto Receivables Issuer Trust 2024-3
5.53%, 02/18/2031, Series 2024-3A, Class D (1)	4,133	4,192
GLS Auto Receivables Issuer Trust 2025-2
5.11%, 01/15/2031, Series 2025-2A, Class C (1)	12,095	12,231
GM Financial Automobile Leasing Trust 2024-3
4.22%, 10/20/2028, Series 2024-3, Class A4	1,028	1,025
GM Financial Automobile Leasing Trust 2025-1
4.66%, 02/21/2028, Series 2025-1, Class A3	6,077	6,118
Gm Financial Automobile Leasing Trust 2025-2
4.58%, 05/22/2028, Series 2025-2, Class A3	5,189	5,222
4.80%, 04/20/2029, Series 2025-2, Class B	4,341	4,373
GM Financial Consumer Automobile Receivables Trust 2023-4
6.16%, 04/16/2029, Series 2023-4, Class B	1,700	1,755
6.41%, 05/16/2029, Series 2023-4, Class C	1,200	1,242
GM Financial Revolving Receivables Trust 2021-1
1.49%, 06/12/2034, Series 2021-1, Class B (1)	500	482
GM Financial Revolving Receivables Trust 2023-2
5.77%, 08/11/2036, Series 2023-2, Class A (1)	20,576	21,528
GM Financial Revolving Receivables Trust 2024-1
4.98%, 12/11/2036, Series 2024-1, Class A (1)	8,200	8,381
GM Financial Revolving Receivables Trust 2025-1
4.64%, 12/11/2037, Series 2025-1, Class A (1)	32,832	33,173
GMF Floorplan Owner Revolving Trust
4.73%, 11/15/2029, Series 2024-4A, Class A1 (1)	5,493	5,556
5.13%, 03/15/2029, Series 2024-1A, Class A1 (1)	17,525	17,780
Goodgreen 2017-1 Trust
3.74%, 10/15/2052, Series 2017-1A, Class A (1)	535	492
Goodgreen 2017-2 Trust
3.26%, 10/15/2053, Series 2017-2A, Class A (1)	1,480	1,322
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051, Series 2017-R1 (1)	124	121

The accompanying notes are an integral part of these financial statements.

5

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.38% – (continued)
Goodgreen 2019-2
2.76%, 04/15/2055, Series 2019-2A, Class A (1)	$2,330	$2,004
Goodgreen 2023-1
5.90%, 01/17/2061, Series 2023-1A, Class A (1)	5,733	5,438
Greenwood Park CLO Ltd.
5.53% (3 Month Term SOFR + 1.27%), 04/15/2031, Series 2018-1A, Class A2 (1)(2)	4,907	4,909
Grene Energy
12.50%, 01/25/2026	447	368
GS Mortgage-Backed Securities Trust 2025-SL1
5.85%, 11/25/2067, Series 2025-SL1, Class A1 (1)(4)	18,750	18,854
HERO Funding 2017-3
3.95%, 09/20/2048, Series 2017-3A, Class A2 (1)	982	887
HERO Funding Trust 2016-2
3.75%, 09/20/2041, Series 2016-2A, Class A (1)	514	481
HERO Funding Trust 2016-3
3.08%, 09/20/2042, Series 2016-3A, Class A1 (1)	216	197
HERO Funding Trust 2016-4A
3.57%, 09/20/2047, Series 2016-4A, Class A1 (1)	713	656
HERO Funding Trust 2017-1A
4.46%, 09/20/2047, Series 2017-1A, Class A2 (1)	1,416	1,307
HERO Funding Trust 2017-2
3.28%, 09/20/2048, Series 2017-2A, Class A1 (1)	1,227	1,093
Hertz Vehicle Financing III LLC
5.41%, 12/26/2031, Series 2025-4A, Class A (1)	2,696	2,723
Hertz Vehicle Financing III LLC 2025-2
5.13%, 09/25/2031, Series 2025-2A, Class A (1)	1,530	1,534
Hertz Vehicle Financing III LP
1.68%, 12/27/2027, Series 2021-2A, Class A (1)	15,768	15,161
Hilton Grand Vacations Trust 2022-1D
4.10%, 06/20/2034, Series 2022-1D, Class B (1)	1,217	1,204
HIN Timeshare Trust 2020-A
2.23%, 10/09/2039, Series 2020-A, Class B (1)	808	779
HINNT 2024-A LLC
5.49%, 03/15/2043, Series 2024-A, Class A (1)	3,458	3,516
HINNT 2025-A LLC
5.45%, 03/15/2044, Series 2025-A, Class B (1)	3,278	3,303
Home Partners of America 2021-2 Trust
1.90%, 12/17/2026, Series 2021-2, Class A (1)	6,184	5,954
2.95%, 12/17/2026, Series 2021-2, Class E2 (1)	6,239	5,955
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A (1)	3,510	3,237
3.20%, 01/17/2041, Series 2021-3, Class E1 (1)	5,183	4,739
Huntington Auto Trust 2024-1
5.14%, 08/15/2029, Series 2024-1A, Class A4 (1)	11,500	11,701
Hyundai Auto Lease Securitization Trust 2023-B
5.17%, 04/15/2027, Series 2023-B, Class A4 (1)	2,099	2,101
Hyundai Auto Lease Securitization Trust 2025-B
4.53%, 04/17/2028, Series 2025-B, Class A3 (1)	8,493	8,551
Hyundai Auto Receivables Trust
4.36%, 12/17/2029, Series 2025-B, Class A3	2,154	2,168
Hyundai Auto Receivables Trust 2023-C
5.55%, 12/17/2029, Series 2023-C, Class A4	2,326	2,389
Jonah 2022-1 A2
7.80%, 11/10/2037, Series 2022-1, Class A2 (1)	5,480	5,436
Jonah Energy Abs I LLC
7.20%, 12/10/2037, Series 2022-1, Class A1 (1)	5,621	5,653
Jonah Energy Abs II LLC
6.50%, 08/10/2039, Series 2024-1A, Class A1 (1)	8,289	8,322

The accompanying notes are an integral part of these financial statements.

6

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.38% – (continued)
KGS-Alpha SBA COOF Trust
0.48%, 05/25/2039, Series 2012-6, Class A (1)(4)	$539	$6
KGS-Alpha SBA COOF Trust 2012-2
0.93%, 08/25/2038, Series 2012-2, Class A (1)(4)	552	10
KGS-Alpha SBA COOF Trust 2014-2
3.02%, 04/25/2040, Series 2014-2, Class A (1)(4)	115	7
KKR CLO 11 Ltd.
5.70% (3 Month Term SOFR + 1.44%, 1.44% Floor), 01/15/2031, Series 11, Class AR (1)(2)	2,431	2,432
KKR CLO 54 Ltd.
5.64% (3 Month Term SOFR + 1.32%, 1.32% Floor), 01/15/2038, Series 2024-54A, Class A (1)(2)	11,500	11,526
Kubota Credit Owner Trust 2025-1
4.67%, 06/15/2029, Series 2025-1A, Class A3 (1)	10,800	10,943
LAD Auto Receivables Trust 2024-1
5.23%, 01/18/2028, Series 2024-1A, Class A3 (1)	3,014	3,021
LAD Auto Receivables Trust 2024-3
4.64%, 11/15/2027, Series 2024-3A, Class A2 (1)	2,598	2,598
Long Beach Mortgage Loan Trust 2004-1
5.18% (1 Month Term SOFR + 0.86%, 0.75% Floor), 02/25/2034, Series 2004-1, Class M1 (2)	44	44
Long Beach Mortgage Loan Trust 2004-3
5.29% (1 Month Term SOFR + 0.97%, 0.86% Floor), 07/25/2034, Series 2004-3, Class M1 (2)	21	21
Madison Park Funding XXIX Ltd.
5.50% (3 Month Term SOFR + 1.18%, 1.18% Floor), 03/25/2038, Series 2018-29A, Class A1R2 (1)(2)	35,720	35,576
Mariner Finance Issuance Trust 2021-A
2.33%, 03/20/2036, Series 2021-AA, Class B (1)	5,700	5,454
Mercedes-Benz Auto Lease Trust 2025-A
4.61%, 04/16/2029, Series 2025-A, Class A3	6,542	6,616
MFA 2024-NPL1 Trust
6.33%, 09/25/2054, Series 2024-NPL1, Class A1 (3)	5,718	5,734
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040, Series 2006-1, Class M1 (1)	251	252
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041, Series 2019-B, Class A5 (1)	7,200	7,087
MMAF Equipment Finance LLC 2023-A
5.54%, 12/13/2029, Series 2023-A, Class A3 (1)	16,250	16,549
MVW 2025-1 LLC
5.21%, 09/22/2042, Series 2025-1A, Class B (1)	2,519	2,538
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2 (1)	969	950
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2 (1)	1,545	1,470
Navient Private Education Refi Loan Trust 2021-G
1.58%, 04/15/2070, Series 2021-GA, Class A (1)	6,363	5,747
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062, Series 2021-DA, Class AFX (1)	5,002	4,714
New Century Home Equity Loan Trust Series 2003-5
4.85%, 11/25/2033, Series 2003-5, Class AI6 (3)	70	69
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057, Series 2018-1A, Class A1A (1)(4)	948	924
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039, Series 2022-SFR2, Class D (1)	5,000	4,832
NGC 2024-I Ltd.
5.87% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/20/2037, Series 2024-1A, Class A1 (1)(2)	29,750	29,841
Nissan Auto Lease Trust 2023-B
5.61%, 11/15/2027, Series 2023-B, Class A4	2,808	2,817
NRZ Excess Spread-Collateralized Notes
3.10%, 07/25/2026, Series 2021-FHT1, Class A (1)	5,209	5,085
3.47%, 11/25/2026, Series 2021-GNT1, Class A (1)	3,268	3,166

The accompanying notes are an integral part of these financial statements.

7

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.38% – (continued)
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1
3.84%, 12/25/2025, Series 2020-PLS1, Class A (1)	$2,245	$2,222
NYACK Park CLO Ltd.
5.65% (3 Month Term SOFR + 1.38%, 1.38% Floor), 10/20/2034, Series 2021-1A, Class A (1)(2)	19,752	19,772
Octane Receivables Trust 2023-1
5.96%, 07/20/2029, Series 2023-1A, Class B (1)	4,100	4,131
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027, Series 2019-1A, Class A (1)	2,393	2,385
OneMain Direct Auto Receivables Trust 2021-1
1.26%, 07/14/2028, Series 2021-1A, Class B (1)	10,300	10,130
OneMain Direct Auto Receivables Trust 2023-1
5.41%, 11/14/2029, Series 2023-1A, Class A (1)	12,500	12,616
7.07%, 02/14/2033, Series 2023-1A, Class D (1)	6,480	6,799
OneMain Direct Auto Receivables Trust 2025-1
5.36%, 04/16/2035, Series 2025-1A, Class A (1)	17,100	17,629
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A (1)	9,400	9,165
OneMain Financial Issuance Trust 2021-1
5.06% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2 (1)(2)	10,342	10,336
OneMain Financial Issuance Trust 2023-2
5.84%, 09/15/2036, Series 2023-2A, Class A1 (1)	16,600	16,976
Onemain Financial Issuance Trust 2025-1
4.82%, 07/14/2038, Series 2025-1A, Class A (1)	21,700	21,818
Oportun Issuance Trust 2021-B
1.47%, 05/08/2031, Series 2021-B, Class A (1)	2,044	1,994
Oportun Issuance Trust 2022-3
5.05%, 06/09/2031, Series 2022-A, Class A (1)	1,765	1,765
Oportun Issuance Trust 2024-1
6.55%, 04/08/2031, Series 2024-1A, Class B (1)	3,501	3,508
Option One Mortgage Loan Trust 2004-3
5.33% (1 Month Term SOFR + 1.01%, 0.90% Floor), 11/25/2034, Series 2004-3, Class A4 (2)	1,408	1,456
OZLM XXII Ltd.
5.61% (3 Month Term SOFR + 1.33%), 01/17/2031, Series 2018-22A, Class A1 (1)(2)	909	909
P4 SFR 2019-STL
7.25%, 10/11/2026, Series 2019, Class A	5,700	5,597
Pagaya AI Technology in Housing Trust 2023-1
3.60%, 10/25/2040, Series 2023-1, Class A (1)	3,200	3,094
Pennsylvania Higher Education Assistance Agency
4.97% (30-day Average SOFR + 0.64%, 0.53% Floor), 05/25/2070, Series 2021-1A, Class A (1)(2)	3,893	3,822
Perimeter Master Note Business Trust
5.58%, 12/16/2030, Series 2025-1A, Class A (1)	12,750	12,745
PFS Financing Corp.
4.85%, 02/15/2030, Series 2025-B, Class A (1)	13,575	13,741
Porsche Innovative Lease Owner Trust 2025-1
4.61%, 10/20/2028, Series 2025-1A, Class A3 (1)	4,985	5,029
4.69%, 11/20/2030, Series 2025-1A, Class A4 (1)	3,390	3,425
PRET 2021-RN4 LLC
5.49%, 10/25/2051, Series 2021-RN4, Class A1 (1)(4)	10,515	10,507
PRET 2024-NPL5 LLC
5.96%, 09/25/2054, Series 2024-NPL5, Class A1 (1)(3)	2,698	2,701
PRET 2024-NPL7 LLC
5.93%, 10/25/2054, Series 2024-NPL7, Class A1 (1)(3)	3,121	3,112
PRET 2025-NPL6 LLC
5.74%, 06/25/2055, Series 2025-NPL6, Class A1 (1)(3)	5,580	5,580
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1 (1)	6,250	6,146
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1 (1)	5,400	5,053

The accompanying notes are an integral part of these financial statements.

8

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.38% – (continued)
Progress Residential 2022-SFR1 Trust
3.93%, 02/17/2041, Series 2022-SFR1, Class E1 (1)	$11,100	$10,441
Progress Residential 2022-SFR2 Trust
3.95%, 04/17/2027, Series 2022-SFR2, Class D (1)	3,000	2,915
Progress Residential 2022-SFR3 Trust
5.20%, 04/17/2039, Series 2022-SFR3, Class E1 (1)	9,025	8,942
Progress Residential 2024-SFR2 Trust
3.30%, 04/17/2041, Series 2024-SFR2, Class A (1)	19,859	18,964
Progress Residential 2025-SFR2 Trust
3.56%, 04/17/2042, Series 2025-SFR2, Class D (1)	8,400	7,694
Progress Residential 2025-SFR3 Trust
3.39%, 07/17/2030, Series 2025-SFR3, Class B (1)	8,310	7,644
RCKT Mortgage Trust 2024-CES5
5.85%, 08/25/2044, Series 2024-CES5, Class A1A (1)(3)	1,627	1,635
RCKT Mortgage Trust 2024-CES7
5.16%, 10/25/2044, Series 2024-CES7, Class A1A (1)(3)	4,756	4,743
RCKT Mortgage Trust 2024-CES9
5.58%, 12/25/2044, Series 2024-CES9, Class A1A (1)(3)	4,700	4,720
RCO IX Mortgage LLC 2025-2
6.51%, 04/25/2030, Series 2025-2, Class A1 (1)(3)	9,998	10,041
RCO VIII Mortgage LLC 2025-3
6.43%, 05/25/2030, Series 2025-3, Class A1 (1)(3)	4,479	4,439
Regatta XII Funding Ltd.
5.65% (3 Month Term SOFR + 1.39%, 1.39% Floor), 10/15/2037, Series 2019-1A, Class ARR (1)(2)	28,000	28,069
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A (1)	137	137
Regional Management Issuance Trust 2025-1
4.99%, 04/17/2034, Series 2025-1, Class A (1)	4,055	4,086
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037, Series 2007-1, Class AF3 (3)	299	69
Renew 2017-1
3.67%, 09/20/2052, Series 2017-1A, Class A (1)	712	661
Santander Drive Auto Receivables Trust 2021-2
1.35%, 07/15/2027, Series 2021-2, Class D	1,107	1,106
Santander Drive Auto Receivables Trust 2022-6
5.69%, 02/18/2031, Series 2022-6, Class D	10,600	10,707
Santander Drive Auto Receivables Trust 2023-1
5.09%, 05/15/2030, Series 2023-1, Class C	2,300	2,313
Santander Drive Auto Receivables Trust 2023-3
5.77%, 11/15/2030, Series 2023-3, Class C	4,500	4,571
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028, Series 2023-4, Class A3	4,837	4,850
6.04%, 12/15/2031, Series 2023-4, Class C	8,300	8,513
Santander Drive Auto Receivables Trust 2023-6
5.98%, 04/16/2029, Series 2023-6, Class B	2,500	2,543
6.40%, 03/17/2031, Series 2023-6, Class C	1,000	1,035
Santander Drive Auto Receivables Trust 2024-3
5.63%, 01/16/2029, Series 2024-3, Class A3	6,273	6,304
5.97%, 10/15/2031, Series 2024-3, Class D	11,480	11,798
Santander Drive Auto Receivables Trust 2024-4
4.95%, 04/15/2030, Series 2024-4, Class C	7,500	7,543
Santander Drive Auto Receivables Trust 2024-5
4.88%, 09/15/2027, Series 2024-5, Class A2	2,582	2,583
SBNA Auto Lease Trust 2024-C
4.94%, 11/20/2026, Series 2024-C, Class A2 (1)	1,064	1,065
SCF Equipment Leasing 2023-1 LLC
6.17%, 05/20/2032, Series 2023-1A, Class A3 (1)	4,999	5,055
7.00%, 08/22/2033, Series 2023-1A, Class D (1)	8,558	8,952

The accompanying notes are an integral part of these financial statements.

9

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.38% – (continued)
SCF Equipment Trust 2016-1 LLC
5.11%, 11/21/2033, Series 2025-1A, Class A3 (1)	$6,950	$7,090
Securitized Asset Backed Receivables LLC Trust 2006-CB1
2.84%, 01/25/2036, Series 2006-CB1, Class AF2 (3)	39	33
SFS Auto Receivables Securitization Trust 2023-1
5.71%, 01/22/2030, Series 2023-1A, Class B (1)	1,200	1,228
5.97%, 02/20/2031, Series 2023-1A, Class C (1)	1,550	1,593
SFS Auto Receivables Securitization Trust 2025-2
4.44%, 12/20/2030, Series 2025-2A, Class A3 (1)	5,077	5,114
4.85%, 07/21/2031, Series 2025-2A, Class B (1)	3,603	3,629
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B (1)	920	904
Sixth Street CLO XVI Ltd.
6.06% (3 Month Term SOFR + 1.79%, 1.79% Floor), 01/20/2037, Series 2020-16A, Class A1R (1)(2)	20,250	20,293
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041, Series 2017-F, Class A2FX (1)	481	478
SoFi Professional Loan Program 2018-B Trust
3.34%, 08/25/2047, Series 2018-B, Class A2FX (1)	184	183
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048, Series 2019-C, Class A2FX (1)	1,905	1,829
SoFi Professional Loan Program 2020-ATrust
2.54%, 05/15/2046, Series 2020-A, Class A2FX (1)	2,616	2,516
Sound Point CLO II Ltd.
5.61% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/26/2031, Series 2013-1A, Class A1R (1)(2)	2,210	2,211
Stellantis Financial Underwritten Enhanced Lease Trust 2025-A
4.50%, 03/20/2029, Series 2025-AA, Class A4 (1)	3,800	3,822
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032, Series 2002-AL1, Class A2	1	1
3.45%, 02/25/2032, Series 2002-AL1, Class A3	12	3
Synchrony Card Funding LLC
4.49%, 05/15/2031, Series 2025-A2, Class A	26,485	26,731
TCW CLO 2020-1 Ltd.
5.32% (3 Month Term SOFR + 1.05%), 04/20/2034, Series 2020-1A, Class A1R3 (1)(2)	19,250	19,236
Tesla Electric Vehicle Trust 2023-1
5.38%, 02/20/2029, Series 2023-1, Class A4 (1)	1,733	1,764
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/2035	12,336	12,617
5.17%, 04/01/2041	10,028	10,129
Towd Point Mortgage Trust
7.29%, 10/25/2063, Series 2023-CES2, Class A1A (1)(4)	2,233	2,269
Towd Point Mortgage Trust 2020-MH1
2.25%, 02/25/2060, Series 2020-MH1, Class A1 (1)(4)	1,403	1,367
Towd Point Mortgage Trust 2024-CES1
5.85%, 01/25/2064, Series 2024-CES1, Class A1A (1)(4)	417	418
Towd Point Mortgage Trust 2024-CES3
6.29%, 05/25/2064, Series 2024-CES3, Class A1 (1)(4)	5,226	5,275
Towd Point Mortgage Trust 2024-CES4
5.12%, 09/25/2064, Series 2024-CES4, Class A1 (1)(3)	5,788	5,763
Towd Point Mortgage Trust 2024-CES5
5.17%, 09/25/2064, Series 2024-CES5, Class A1 (1)(4)	5,248	5,229
Towd Point Mortgage Trust 2025-CRM1
5.80%, 01/25/2065, Series 2025-CRM1, Class A1 (1)(3)	5,678	5,719
Toyota Auto Loan Extended Note Trust 2025-1
4.65%, 05/25/2038, Series 2025-1A, Class A (1)	21,846	22,138
Toyota Auto Receivables 2021-B Owner Trust
0.53%, 10/15/2026, Series 2021-B, Class A4	488	487
Toyota Auto Receivables 2021-D Owner Trust
1.02%, 03/15/2027, Series 2021-D, Class A4	713	704

The accompanying notes are an integral part of these financial statements.

10

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.38% – (continued)
Toyota Auto Receivables 2025-B Owner Trust
4.34%, 11/15/2029, Series 2025-B, Class A3	$10,000	$10,062
4.49%, 06/17/2030, Series 2025-B, Class A4	7,000	7,082
Toyota Lease Owner Trust 2025-A
4.75%, 02/22/2028, Series 2025-A, Class A3 (1)	5,044	5,087
Trinitas CLO XXII Ltd.
6.12% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/20/2036, Series 2023-22A, Class A1 (1)(2)	14,000	14,001
USB Auto Owner Trust 2025-1
4.49%, 06/17/2030, Series 2025-1A, Class A3 (1)	3,864	3,895
VCAT 2025-NPL1 LLC
5.88%, 01/25/2055, Series 2025-NPL1, Class A1 (1)(3)	2,896	2,902
VCAT 2025-NPL3 LLC
5.89%, 02/25/2055, Series 2025-NPL3, Class A1 (1)(3)	688	688
Venture 32 CLO Ltd.
5.63% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/18/2031, Series 2018-32A, Class A1 (1)(2)	3,948	3,951
Verizon Master Trust
4.49%, 01/22/2029, Series 2023-1, Class A	2,695	2,695
4.62%, 11/20/2030, Series 2024-8, Class A1A	11,200	11,336
4.76%, 03/21/2033, Series 2025-4, Class A (1)	6,668	6,772
5.00%, 12/20/2028, Series 2024-1, Class A1A	5,987	5,999
VM Debt
7.46%, 07/18/2027, Series 2019-1 (1)	14,994	14,263
Volkswagen Auto Lease Trust 2024-A
5.21%, 06/21/2027, Series 2024-A, Class A3	3,682	3,715
Volkswagen Auto Lease Trust 2025-A
4.50%, 06/20/2028, Series 2025-A, Class A3	6,028	6,070
4.56%, 03/20/2030, Series 2025-A, Class A4	7,352	7,409
VOLT CII LLC
4.87%, 08/25/2051, Series 2021-NP11, Class A1 (1)(3)	1,808	1,805
VOLT CV LLC
5.49%, 11/27/2051, Series 2021-CF2, Class A1 (1)(3)	5,435	5,423
VOLT XCIV LLC
6.24%, 02/27/2051, Series 2021-NPL3, Class A1 (1)(3)	913	913
VOLT XCIX LLC
6.12%, 04/25/2051, Series 2021-NPL8, Class A1 (1)(3)	472	472
VOLT XCV LLC
6.24%, 03/27/2051, Series 2021-NPL4, Class A1 (1)(3)	753	752
VOLT XCVI LLC
6.12%, 03/27/2051, Series 2021-NPL5, Class A1 (1)(3)	599	599
VOLT XCVII LLC
6.24%, 04/25/2051, Series 2021-NPL6, Class A1 (1)(3)	1,548	1,546
Voya CLO 2019-3 Ltd.
5.62% (3 Month Term SOFR + 1.34%, 1.08% Floor), 10/17/2032, Series 2019-3A, Class AR (1)(2)	19,561	19,594
Wellfleet CLO 2020-1 Ltd.
5.46% (3 Month Term SOFR + 1.20%, 1.20% Floor), 04/15/2033, Series 2020-1A, Class A1AR (1)(2)	24,000	24,017
Westgate Resorts 2024-1 LLC
6.56%, 01/20/2038, Series 2024-1A, Class B (1)	4,847	4,913
Westlake Automobile Receivables Trust 2022-2
5.48%, 09/15/2027, Series 2022-2A, Class D (1)	3,500	3,507
Westlake Automobile Receivables Trust 2023-1
6.79%, 11/15/2028, Series 2023-1A, Class D (1)	3,345	3,419
Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D (1)	7,312	7,473
Westlake Automobile Receivables Trust 2023-3
6.02%, 09/15/2028, Series 2023-3A, Class C (1)	7,800	7,911
WF Card Issuance Trust
4.34%, 05/15/2030, Series 2025-A1, Class A	10,172	10,252
Wheels Fleet Lease Funding 1 LLC
5.80%, 04/18/2038, Series 2023-1A, Class A (1)	7,253	7,300

The accompanying notes are an integral part of these financial statements.

11

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
World Omni Auto Receivables Trust 2024-C
4.68%, 07/15/2030, Series 2024-C, Class B	$2,104	$2,115
World Omni Automobile Lease Securitization Trust 2023-A
5.04%, 07/17/2028, Series 2023-A, Class A4	1,470	1,472
World Omni Select Auto Trust 2021-A
1.09%, 11/15/2027, Series 2021-A, Class C	1,699	1,686

Total Asset-Backed Obligations (Cost: $2,246,473)		2,253,640

Corporate Bonds – 28.78%
Basic Materials – 0.97%
Anglo American Capital Plc
4.75%, 04/10/2027 (1)	3,980	3,998
5.63%, 04/01/2030 (1)	4,300	4,461
5.75%, 04/05/2034 (1)	10,000	10,326
ArcelorMittal SA
6.75%, 03/01/2041	6,462	6,809
6.80%, 11/29/2032	3,000	3,298
BHP Billiton Finance USA Ltd.
5.00%, 02/21/2030	6,744	6,909
5.13%, 02/21/2032	2,020	2,068
5.30%, 02/21/2035	1,420	1,450
CF Industries, Inc.
4.95%, 06/01/2043	1,800	1,600
5.38%, 03/15/2044	2,040	1,894
Corp. Nacional del Cobre de Chile
6.44%, 01/26/2036 (1)	2,076	2,172
Dow Chemical Co.
4.55%, 11/30/2025	437	436
DuPont de Nemours, Inc.
4.73%, 11/15/2028	6,860	6,964
5.32%, 11/15/2038	4,035	4,177
5.42%, 11/15/2048	3,165	3,187
Freeport Indonesia PT
4.76%, 04/14/2027 (1)	660	658
Georgia-Pacific LLC
4.40%, 06/30/2028 (1)	3,872	3,891
4.95%, 06/30/2032 (1)	6,565	6,644
Gerdau Trade, Inc.
5.75%, 06/09/2035	3,039	3,041
Glencore Funding LLC
2.63%, 09/23/2031 (1)	4,000	3,511
3.88%, 10/27/2027 (1)	875	864
3.88%, 04/27/2051 (1)	1,000	728
4.00%, 03/27/2027 (1)	17,716	17,572
5.34%, 04/04/2027 (1)	9,813	9,948
5.63%, 04/04/2034 (1)	2,450	2,497
5.67%, 04/01/2035 (1)	14,209	14,495
5.70%, 05/08/2033 (1)	1,700	1,758
6.13%, 10/06/2028 (1)	3,336	3,491
6.38%, 10/06/2030 (1)	2,688	2,885
6.50%, 10/06/2033 (1)	7,000	7,591
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT
6.53%, 11/15/2028 (1)	4,761	5,028
LYB International Finance BV
5.25%, 07/15/2043	610	543
LYB International Finance III LLC
1.25%, 10/01/2025	692	686

The accompanying notes are an integral part of these financial statements.

12

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Basic Materials – 0.97% – (continued)
Minera Mexico SA de CV
5.63%, 02/12/2032 (1)	$1,674	$1,700
Newmont Corp. / Newcrest Finance Pty Ltd.
5.35%, 03/15/2034	15,677	16,082
Nutrien Ltd.
4.13%, 03/15/2035	1,960	1,784
4.20%, 04/01/2029	420	416
5.25%, 01/15/2045	1,444	1,330
OCP SA
6.10%, 04/30/2030 (1)	5,575	5,649
6.70%, 03/01/2036 (1)	3,079	3,094
6.75%, 05/02/2034 (1)	5,033	5,213
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54	57
Rio Tinto Finance USA Plc
5.25%, 03/14/2035	1,910	1,943
Samarco Mineracao SA
9.50%, 06/30/2031 (1)(6)	650	639
Sasol Financing USA LLC
6.50%, 09/27/2028	1,555	1,477
Union Carbide Corp.
7.75%, 10/01/2096	681	804
Vale Overseas Ltd.
6.13%, 06/12/2033	10,171	10,652
6.40%, 06/28/2054	4,044	3,974
6.88%, 11/21/2036	5,167	5,608
Windfall Mining Group, Inc. / Groupe Minier Windfall, Inc.
5.85%, 05/13/2032 (1)	3,807	3,888

Total Basic Materials		209,890

Communications – 1.80%
Alphabet, Inc.
5.30%, 05/15/2065	4,995	4,891
Amazon.com, Inc.
3.88%, 08/22/2037	1,700	1,538
3.95%, 04/13/2052	4,000	3,157
AT&T, Inc.
1.65%, 02/01/2028	525	493
2.25%, 02/01/2032	15,230	13,108
2.55%, 12/01/2033	3,038	2,543
3.50%, 06/01/2041	1,353	1,061
3.50%, 09/15/2053	16,639	11,262
3.55%, 09/15/2055	10,545	7,115
3.65%, 06/01/2051	1,565	1,112
3.65%, 09/15/2059	1,685	1,130
3.80%, 12/01/2057	987	691
4.50%, 05/15/2035	7,570	7,213
4.65%, 06/01/2044	2,145	1,850
5.40%, 02/15/2034	7,850	8,074
6.00%, 08/15/2040	2,275	2,363
6.05%, 08/15/2056	4,000	4,082
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	3,000	3,002
British Telecommunications Plc
9.63%, 12/15/2030	5,000	6,150
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 06/01/2041	13,115	9,515
3.50%, 03/01/2042	8,745	6,236

The accompanying notes are an integral part of these financial statements.

13

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Communications – 1.80% – (continued)
3.70%, 04/01/2051	$2,580	$1,719
4.91%, 07/23/2025	2,305	2,305
5.05%, 03/30/2029	2,000	2,019
5.38%, 04/01/2038	835	787
5.75%, 04/01/2048	5,738	5,218
6.38%, 10/23/2035	4,000	4,201
6.55%, 06/01/2034	6,000	6,402
6.83%, 10/23/2055	690	706
Comcast Corp.
2.89%, 11/01/2051	2,519	1,533
2.94%, 11/01/2056	845	496
2.99%, 11/01/2063	2,980	1,676
3.25%, 11/01/2039	3,295	2,581
3.75%, 04/01/2040	2,195	1,822
3.90%, 03/01/2038	455	396
3.97%, 11/01/2047	154	119
4.00%, 11/01/2049	638	485
4.05%, 11/01/2052	156	117
4.20%, 08/15/2034	555	524
4.25%, 01/15/2033	3,107	3,002
5.30%, 05/15/2035	6,779	6,907
5.35%, 05/15/2053	7,275	6,741
Corning, Inc.
3.90%, 11/15/2049	960	726
Cox Communications, Inc.
2.60%, 06/15/2031 (1)	15,920	13,933
2.95%, 10/01/2050 (1)	1,275	724
3.35%, 09/15/2026 (1)	369	363
3.50%, 08/15/2027 (1)	8,245	8,086
3.60%, 06/15/2051 (1)	1,250	809
4.80%, 02/01/2035 (1)	6,000	5,610
Deutsche Telekom International Finance BV
8.75%, 06/15/2030	49	58
Discovery Communications LLC
3.63%, 05/15/2030	1,650	1,336
eBay, Inc.
2.60%, 05/10/2031	8,000	7,172
Fibercop SpA
7.20%, 07/18/2036 (1)	1,231	1,200
Grupo Televisa SAB
6.13%, 01/31/2046	220	182
Meta Platforms, Inc.
5.40%, 08/15/2054	10,470	10,211
5.60%, 05/15/2053	3,065	3,065
NBCUniversal Media LLC
4.45%, 01/15/2043	10	9
NBN Co. Ltd.
2.63%, 05/05/2031 (1)	15,025	13,543
Paramount Global
5.85%, 09/01/2043	952	829
Rogers Communications, Inc.
3.80%, 03/15/2032	4,650	4,321
5.30%, 02/15/2034	12,145	12,158
Sprint Capital Corp.
6.88%, 11/15/2028	6,535	7,016
Telecom Italia Capital SA
7.20%, 07/18/2036	413	440

The accompanying notes are an integral part of these financial statements.

14

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Communications – 1.80% – (continued)
Telefonica Emisiones SA
4.10%, 03/08/2027	$2,215	$2,204
4.90%, 03/06/2048	4,575	3,845
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	529	616
Time Warner Cable LLC
5.50%, 09/01/2041	6,815	6,197
5.88%, 11/15/2040	1,275	1,224
6.55%, 05/01/2037	375	387
6.75%, 06/15/2039	539	559
7.30%, 07/01/2038	1,253	1,366
T-Mobile USA, Inc.
3.00%, 02/15/2041	2,300	1,683
3.40%, 10/15/2052	2,140	1,429
3.60%, 11/15/2060	3,920	2,614
3.88%, 04/15/2030	52,191	50,688
5.13%, 05/15/2032	6,500	6,629
5.65%, 01/15/2053	1,000	967
Uber Technologies, Inc.
4.80%, 09/15/2034	1,510	1,483
Verizon Communications, Inc.
2.36%, 03/15/2032	26,930	23,214
2.55%, 03/21/2031	11,547	10,356
2.65%, 11/20/2040	2,329	1,643
3.40%, 03/22/2041	1,500	1,157
3.70%, 03/22/2061	3,000	2,070
4.27%, 01/15/2036	2,311	2,136
4.33%, 09/21/2028	15,822	15,887
4.40%, 11/01/2034	2,500	2,373
4.78%, 02/15/2035	1,097	1,069
4.81%, 03/15/2039	7,941	7,451
5.40%, 07/02/2037 (1)	1,347	1,355
Vodafone Group Plc
5.63%, 02/10/2053	475	448
6.15%, 02/27/2037	1,631	1,751

Total Communications		390,934

Consumer, Cyclical – 1.53%
Air Canada 2015-1 Class A Pass-Through Trust
3.60%, 03/15/2027 (1)	495	483
Air Canada 2015-2 Class AA Pass-Through Trust
3.75%, 12/15/2027 (1)	807	784
Air Canada 2017-1 Class A Pass-Through Trust
3.55%, 01/15/2030 (1)	1,970	1,841
Air Canada 2017-1 Class AA Pass-Through Trust
3.30%, 01/15/2030 (1)	3,814	3,567
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 10/01/2026	230	226
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027	5,113	4,982
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/2027	407	396
American Airlines 2016-2 Class A Pass-Through Trust
3.65%, 06/15/2028	728	693
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/2028	923	884
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/2028	900	851

The accompanying notes are an integral part of these financial statements.

15

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Cyclical – 1.53% – (continued)
Aptiv Swiss Holdings Ltd.
5.15%, 09/13/2034	$7,495	$7,234
AutoZone, Inc.
1.65%, 01/15/2031	1,540	1,319
BorgWarner, Inc.
4.95%, 08/15/2029	3,000	3,044
British Airways 2018-1 Class A Pass-Through Trust
4.13%, 09/20/2031 (1)	1,420	1,357
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031 (1)	666	644
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032 (1)	1,172	1,089
Cummins, Inc.
5.30%, 05/09/2035	13,423	13,630
Daimler Truck Finance North America LLC
5.38%, 01/13/2032 (1)	6,285	6,388
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/2028	1,110	1,045
Delta Air Lines, Inc.
4.95%, 07/10/2028	5,458	5,489
5.25%, 07/10/2030	6,259	6,299
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75%, 10/20/2028 (1)	13,813	13,845
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	6,720	6,110
3.63%, 06/17/2031	1,265	1,114
4.00%, 11/13/2030	4,720	4,309
5.80%, 03/08/2029	10,735	10,757
5.88%, 11/07/2029	2,359	2,366
5.92%, 03/20/2028	1,900	1,919
6.13%, 03/08/2034	3,137	3,054
6.80%, 11/07/2028	435	451
7.35%, 03/06/2030	1,265	1,335
General Motors Co.
5.00%, 04/01/2035	7,832	7,401
5.35%, 04/15/2028	8,745	8,878
5.63%, 04/15/2030	11,375	11,626
6.60%, 04/01/2036	685	725
General Motors Financial Co., Inc.
2.40%, 10/15/2028	4,160	3,872
4.30%, 07/13/2025	1,765	1,765
5.05%, 04/04/2028	5,000	5,038
5.40%, 05/08/2027	810	822
5.90%, 01/07/2035	1,075	1,081
6.15%, 07/15/2035	1,060	1,084
Home Depot, Inc.
3.63%, 04/15/2052	2,600	1,892
4.40%, 03/15/2045	268	231
Honda Motor Co. Ltd.
4.69%, 07/08/2030	11,685	11,705
Hyatt Hotels Corp.
5.75%, 01/30/2027	2,370	2,419
Hyundai Capital America
1.30%, 01/08/2026 (1)	1,005	988
1.50%, 06/15/2026 (1)	2,215	2,151
1.80%, 10/15/2025 (1)	1,190	1,180
1.80%, 01/10/2028 (1)	2,170	2,022
2.38%, 10/15/2027 (1)	1,200	1,141

The accompanying notes are an integral part of these financial statements.

16

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Cyclical – 1.53% – (continued)
3.00%, 02/10/2027 (1)	$675	$659
4.55%, 09/26/2029 (1)	2,100	2,081
4.85%, 03/25/2027 (1)	19,441	19,524
4.88%, 06/23/2027 (1)	3,720	3,741
5.15%, 03/27/2030 (1)	14,619	14,795
5.68%, 06/26/2028 (1)	5,000	5,132
6.10%, 09/21/2028 (1)	3,596	3,738
Kia Corp.
1.75%, 10/16/2026 (1)	1,620	1,565
Lennar Corp.
5.20%, 07/30/2030	10,753	10,955
LG Energy Solution Ltd.
5.88%, 04/02/2035 (1)	5,000	4,958
Marriott International, Inc.
3.50%, 10/15/2032	6,693	6,084
4.90%, 04/15/2029	809	823
McDonald’s Corp.
4.45%, 03/01/2047	360	304
4.70%, 12/09/2035	216	211
6.30%, 10/15/2037	394	431
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	802	791
4.70%, 06/15/2032	3,150	3,128
PVH Corp.
5.50%, 06/13/2030	2,975	2,996
Sands China Ltd.
5.40%, 08/08/2028	249	251
Stellantis Finance U.S., Inc.
2.69%, 09/15/2031 (1)	2,008	1,697
Toll Brothers Finance Corp.
4.35%, 02/15/2028	16,345	16,259
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/2025	2,132	2,129
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/2026	511	507
United Airlines 2016-1 Class A Pass-Through Trust
3.45%, 07/07/2028	1,073	1,025
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/2028	4,828	4,613
United Airlines 2016-1 Class B Pass-Through Trust
3.65%, 01/07/2026	998	987
United Airlines 2016-2 Class A Pass-Through Trust
3.10%, 10/07/2028	1,871	1,744
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/2028	1,123	1,060
United Airlines 2016-2 Class B Pass-Through Trust
3.65%, 10/07/2025	1,144	1,136
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030	2,629	2,451
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/2030	2,325	2,191
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026	626	618
United Airlines 2019-1 Class A Pass-Through Trust
4.55%, 08/25/2031	1,515	1,421
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031	1,733	1,659

The accompanying notes are an integral part of these financial statements.

17

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Cyclical – 1.53% – (continued)
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032	$2,198	$1,964
United Airlines 2024-1 Class AA Pass-Through Trust
5.45%, 02/15/2037	2,394	2,416
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (1)	897	835
4.35%, 06/08/2027 (1)	12,500	12,408
5.65%, 03/25/2032 (1)	7,945	8,076
5.80%, 03/27/2035 (1)	5,000	5,036
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	3,484	2,931
5.05%, 03/15/2042	5,120	3,018
5.14%, 03/15/2052	687	424

Total Consumer, Cyclical		332,298

Consumer, Non-cyclical – 3.24%
AbbVie, Inc.
4.05%, 11/21/2039	8,792	7,706
4.25%, 11/21/2049	741	610
4.40%, 11/06/2042	1,700	1,495
4.45%, 05/14/2046	425	366
4.55%, 03/15/2035	6,025	5,850
4.70%, 05/14/2045	3,255	2,918
5.05%, 03/15/2034	4,510	4,592
5.20%, 03/15/2035	7,235	7,392
Aetna, Inc.
4.50%, 05/15/2042	4,205	3,440
4.75%, 03/15/2044	1,800	1,524
6.75%, 12/15/2037	341	368
AHS Hospital Corp.
2.78%, 07/01/2051	2,730	1,670
Altria Group, Inc.
2.45%, 02/04/2032	3,845	3,316
Amgen, Inc.
1.65%, 08/15/2028	1,155	1,068
3.15%, 02/21/2040	2,000	1,541
4.66%, 06/15/2051	1,225	1,049
5.60%, 03/02/2043	2,889	2,866
5.65%, 03/02/2053	7,525	7,347
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	7,057	6,886
4.90%, 02/01/2046	5,555	5,092
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 01/15/2042	2,735	2,580
5.45%, 01/23/2039	1,200	1,221
Ascension Health
3.11%, 11/15/2039	2,670	2,089
Ashtead Capital, Inc.
5.80%, 04/15/2034 (1)	5,000	5,117
AstraZeneca Plc
4.00%, 09/18/2042	540	458
6.45%, 09/15/2037	500	562
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	2,280	1,556
BAT Capital Corp.
2.26%, 03/25/2028	2,000	1,892
2.73%, 03/25/2031	6,820	6,142
3.56%, 08/15/2027	952	937

The accompanying notes are an integral part of these financial statements.

18

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 3.24% – (continued)
4.39%, 08/15/2037	$10,160	$9,085
4.54%, 08/15/2047	2,100	1,696
Baxalta, Inc.
5.25%, 06/23/2045	50	47
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051 (1)	3,755	2,758
5.38%, 01/09/2036 (1)	535	529
6.05%, 01/15/2029 (1)	238	249
Biogen, Inc.
5.75%, 05/15/2035	2,565	2,641
Boston Scientific Corp.
4.55%, 03/01/2039	356	337
6.50%, 11/15/2035	845	948
Bristol-Myers Squibb Co.
3.70%, 03/15/2052	1,704	1,241
4.13%, 06/15/2039	1,512	1,346
4.55%, 02/20/2048	1,374	1,181
5.55%, 02/22/2054	268	261
5.65%, 02/22/2064	2,455	2,384
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	3,900	3,530
4.20%, 09/17/2029	2,812	2,781
4.65%, 09/17/2034	2,895	2,809
Cencora, Inc.
5.15%, 02/15/2035	4,835	4,876
Centene Corp.
3.38%, 02/15/2030	12,500	11,513
Children’s Health System of Texas
2.51%, 08/15/2050	2,270	1,320
Children’s Hospital
2.93%, 07/15/2050	1,340	838
Children’s Hospital Corp.
2.59%, 02/01/2050	1,290	776
Cigna Group
4.38%, 10/15/2028	15,325	15,343
4.80%, 07/15/2046	218	190
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500	1,228
CommonSpirit Health
1.55%, 10/01/2025	1,290	1,280
2.78%, 10/01/2030	5,925	5,424
3.91%, 10/01/2050	1,265	937
Conagra Brands, Inc.
1.38%, 11/01/2027	1,755	1,638
7.00%, 10/01/2028	3,250	3,476
Constellation Brands, Inc.
2.88%, 05/01/2030	3,620	3,348
4.50%, 05/09/2047	180	149
4.75%, 05/09/2032	400	397
4.80%, 05/01/2030	3,280	3,307
Cottage Health Obligated Group
3.30%, 11/01/2049	1,530	1,060
CVS Health Corp.
4.78%, 03/25/2038	8,370	7,681
4.88%, 07/20/2035	500	479
5.00%, 01/30/2029	783	795
5.05%, 03/25/2048	5,000	4,317
5.25%, 02/21/2033	3,100	3,121

The accompanying notes are an integral part of these financial statements.

19

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 3.24% – (continued)
6.00%, 06/01/2044	$5,838	$5,770
6.05%, 06/01/2054	1,550	1,519
CVS Pass-Through Trust
5.77%, 01/10/2033 (1)	521	525
5.93%, 01/10/2034 (1)	408	412
7.51%, 01/10/2032 (1)	557	584
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031 (1)	557	604
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036 (1)	669	641
Dentsply Sirona, Inc.
3.25%, 06/01/2030	3,000	2,738
DH Europe Finance II Sarl
3.25%, 11/15/2039	431	347
Element Fleet Management Corp.
5.04%, 03/25/2030 (1)	9,825	9,911
6.27%, 06/26/2026 (1)	7,530	7,637
6.32%, 12/04/2028 (1)	2,390	2,520
Elevance Health, Inc.
4.10%, 03/01/2028	920	917
4.38%, 12/01/2047	4,500	3,678
4.63%, 05/15/2042	400	351
4.65%, 01/15/2043	391	343
4.65%, 08/15/2044	395	343
5.70%, 02/15/2055	3,527	3,418
Eli Lilly & Co.
5.00%, 02/09/2054	2,010	1,878
ERAC USA Finance LLC
4.50%, 02/15/2045 (1)	300	258
5.63%, 03/15/2042 (1)	357	355
Experian Finance Plc
2.75%, 03/08/2030 (1)	9,240	8,578
Ford Foundation
2.82%, 06/01/2070	790	441
Fresenius Medical Care U.S. Finance III, Inc.
3.00%, 12/01/2031 (1)	8,000	6,996
General Mills, Inc.
3.00%, 02/01/2051	3,007	1,920
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,700	1,486
2.60%, 10/01/2040	6,900	4,951
4.60%, 09/01/2035	4,225	4,104
Global Payments, Inc.
3.20%, 08/15/2029	4,843	4,580
5.30%, 08/15/2029	964	981
Grupo Bimbo SAB de CV
4.70%, 11/10/2047 (1)	4,500	3,742
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	3,780	2,632
2.88%, 09/01/2050	2,000	1,253
Haleon U.S. Capital LLC
3.38%, 03/24/2029	2,865	2,770
Hartford HealthCare Corp.
3.45%, 07/01/2054	3,370	2,332
HCA, Inc.
3.50%, 07/15/2051	116	77
3.63%, 03/15/2032	4,580	4,225

The accompanying notes are an integral part of these financial statements.

20

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 3.24% – (continued)
4.50%, 02/15/2027	$7,000	$7,001
5.13%, 06/15/2039	1,715	1,613
5.50%, 06/15/2047	1,955	1,817
5.75%, 03/01/2035	2,585	2,658
5.88%, 02/01/2029	4,000	4,151
5.95%, 09/15/2054	1,300	1,263
6.10%, 04/01/2064	6,000	5,851
Hershey Co.
4.75%, 02/24/2030	2,504	2,554
5.10%, 02/24/2035	8,789	8,928
Humana, Inc.
5.38%, 04/15/2031	21,075	21,557
Icon Investments Six DAC
5.85%, 05/08/2029	6,925	7,184
Imperial Brands Finance Plc
4.50%, 06/30/2028 (1)	10,419	10,418
6.38%, 07/01/2055 (1)	2,601	2,637
J M Smucker Co.
6.20%, 11/15/2033	1,225	1,315
J Paul Getty Trust
4.91%, 04/01/2035	14,962	15,058
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co.
5.50%, 01/15/2036 (1)	3,510	3,515
6.25%, 03/01/2056 (1)	5,700	5,719
6.38%, 04/15/2066 (1)	7,683	7,740
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 05/15/2032	7,450	6,522
3.63%, 01/15/2032	4,875	4,458
3.75%, 12/01/2031	2,700	2,512
5.75%, 04/01/2033	7,500	7,709
6.75%, 03/15/2034	3,176	3,467
7.25%, 11/15/2053	2,635	2,967
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group
5.95%, 04/20/2035 (1)	1,100	1,140
6.38%, 02/25/2055 (1)	5,020	5,153
Keurig Dr Pepper, Inc.
4.42%, 12/15/2046	3,850	3,170
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031 (1)	7,500	6,697
Kraft Heinz Foods Co.
4.38%, 06/01/2046	6,113	4,946
4.63%, 10/01/2039	2,357	2,114
Kroger Co.
4.45%, 02/01/2047	1,600	1,327
5.00%, 09/15/2034	6,090	6,046
5.40%, 07/15/2040	95	93
5.50%, 09/15/2054	780	740
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,190	2,061
Mars, Inc.
5.20%, 03/01/2035 (1)	9,135	9,244
5.65%, 05/01/2045 (1)	4,775	4,787
Massachusetts Institute of Technology
3.89%, 07/01/2116	2,906	2,010
4.68%, 07/01/2114	1,645	1,367
5.62%, 06/01/2055	2,743	2,826
Memorial Health Services
3.45%, 11/01/2049	3,040	2,165

The accompanying notes are an integral part of these financial statements.

21

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 3.24% – (continued)
Merck & Co., Inc.
2.75%, 12/10/2051	$1,415	$870
2.90%, 12/10/2061	1,485	866
4.00%, 03/07/2049	1,340	1,066
Molson Coors Beverage Co.
4.20%, 07/15/2046	1,511	1,205
Mount Sinai Hospital
3.98%, 07/01/2048	999	713
Mylan, Inc.
5.20%, 04/15/2048	2,483	1,971
5.40%, 11/29/2043	2,625	2,209
MyMichigan Health
3.41%, 06/01/2050	3,480	2,454
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	646	551
NYU Langone Hospitals
3.38%, 07/01/2055	1,270	854
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605	2,092
Pepperdine University
3.30%, 12/01/2059	1,440	889
Pfizer Investment Enterprises Pte Ltd.
5.30%, 05/19/2053	11,232	10,603
Philip Morris International, Inc.
5.13%, 02/13/2031	9,615	9,903
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	2,195	1,338
President & Fellows of Harvard College
3.30%, 07/15/2056	4,420	2,993
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	865	847
Quanta Services, Inc.
2.35%, 01/15/2032	2,965	2,553
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800	2,432
RELX Capital, Inc.
5.25%, 03/27/2035	5,065	5,183
Revvity, Inc.
3.63%, 03/15/2051	3,400	2,325
Reynolds American, Inc.
5.70%, 08/15/2035	3,025	3,088
Roche Holdings, Inc.
4.59%, 09/09/2034 (1)	4,875	4,825
5.59%, 11/13/2033 (1)	7,570	8,028
Royalty Pharma Plc
1.20%, 09/02/2025	874	868
2.15%, 09/02/2031	1,291	1,109
S&P Global, Inc.
2.90%, 03/01/2032	2,118	1,925
Solventum Corp.
5.60%, 03/23/2034	18,335	18,868
Sutter Health
5.21%, 08/15/2032	3,182	3,269
5.54%, 08/15/2035	6,324	6,535
Sysco Corp.
5.10%, 09/23/2030	3,284	3,365
5.95%, 04/01/2030	5,000	5,293
6.60%, 04/01/2050	1,000	1,083

The accompanying notes are an integral part of these financial statements.

22

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 3.24% – (continued)
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	$3,675	$2,748
3.18%, 07/09/2050	3,788	2,481
5.65%, 07/05/2044	881	877
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	17,905	17,907
Texas Health Resources
2.33%, 11/15/2050	970	544
4.33%, 11/15/2055	1,000	813
The Campbell’s Co.
2.38%, 04/24/2030	895	811
3.13%, 04/24/2050	494	321
Trustees of Columbia University in the City of New York
4.36%, 10/01/2035	4,471	4,286
Trustees of Princeton University
4.65%, 07/01/2030	2,933	3,002
Tyson Foods, Inc.
5.70%, 03/15/2034	2,110	2,184
UnitedHealth Group, Inc.
3.25%, 05/15/2051	1,395	925
3.50%, 08/15/2039	1,675	1,352
4.75%, 05/15/2052	7,015	5,976
5.05%, 04/15/2053	7,745	6,913
5.30%, 06/15/2035	5,943	6,057
5.63%, 07/15/2054	10,467	10,153
5.88%, 02/15/2053	1,495	1,498
University of Chicago
2.76%, 04/01/2045	1,575	1,216
University of Miami
4.06%, 04/01/2052	1,280	1,002
University of Southern California
3.23%, 10/01/2120	1,370	783
Utah Acquisition Sub, Inc.
5.25%, 06/15/2046	2,877	2,334
Verisk Analytics, Inc.
5.75%, 04/01/2033	2,280	2,398
Viatris, Inc.
2.30%, 06/22/2027	3,525	3,359
3.85%, 06/22/2040	3,625	2,677
4.00%, 06/22/2050	4,880	3,251
Viterra Finance BV
3.20%, 04/21/2031 (1)	10,250	9,413
5.25%, 04/21/2032 (1)	5,295	5,381
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	1,530	881
Zoetis, Inc.
2.00%, 05/15/2030	1,590	1,429

Total Consumer, Non-cyclical		702,428

Energy – 3.22%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 (1)	3,351	2,996
Adnoc Murban Rsc Ltd.
5.13%, 09/11/2054 (1)	4,221	3,841
Aker BP ASA
3.10%, 07/15/2031 (1)	7,730	6,903
5.13%, 10/01/2034 (1)	1,950	1,872
5.60%, 06/13/2028 (1)	3,380	3,470

The accompanying notes are an integral part of these financial statements.

23

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 3.22% – (continued)
5.80%, 10/01/2054 (1)	$700	$638
6.00%, 06/13/2033 (1)	19,565	20,172
APA Corp.
5.10%, 09/01/2040 (1)	8,189	6,868
Boardwalk Pipelines LP
3.60%, 09/01/2032	5,000	4,526
5.95%, 06/01/2026	3,000	3,025
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,935	2,469
4.89%, 09/11/2033	2,000	2,005
Canadian Natural Resources Ltd.
5.00%, 12/15/2029 (1)	4,055	4,092
6.25%, 03/15/2038	5,000	5,185
6.50%, 02/15/2037	118	124
Cenovus Energy, Inc.
5.25%, 06/15/2037	1,977	1,862
5.40%, 06/15/2047	192	170
Cheniere Energy Partners LP
5.55%, 10/30/2035 (1)	6,615	6,667
5.75%, 08/15/2034	4,000	4,108
5.95%, 06/30/2033	3,000	3,132
Cheniere Energy, Inc.
5.65%, 04/15/2034	1,630	1,669
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700	2,600
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031 (1)	992	996
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035 (1)	7,295	7,337
5.96%, 02/15/2055 (1)	4,940	4,737
6.04%, 11/15/2033 (1)	1,000	1,049
ConocoPhillips Co.
5.50%, 01/15/2055	3,090	2,932
Continental Resources, Inc.
2.27%, 11/15/2026 (1)	3,235	3,126
Coterra Energy, Inc.
3.90%, 05/15/2027	3,045	3,007
5.40%, 02/15/2035	2,575	2,549
Devon Energy Corp.
5.00%, 06/15/2045	2,315	1,925
5.75%, 09/15/2054	2,685	2,417
Diamondback Energy, Inc.
5.55%, 04/01/2035	4,625	4,675
DT Midstream, Inc.
5.80%, 12/15/2034 (1)	2,500	2,546
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	1,000	956
6.20%, 01/15/2055	1,445	1,493
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044	1,300	1,091
Ecopetrol SA
8.63%, 01/19/2029	6,705	7,087
Enbridge Energy Partners LP
7.38%, 10/15/2045	2,600	2,971
7.50%, 04/15/2038	4,949	5,682
Enbridge, Inc.
3.70%, 07/15/2027	4,984	4,922
4.90%, 06/20/2030	3,305	3,338

The accompanying notes are an integral part of these financial statements.

24

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 3.22% – (continued)
5.63%, 04/05/2034	$2,940	$3,021
5.70%, 03/08/2033	2,430	2,519
Energy Transfer LP
3.90%, 07/15/2026	3,769	3,744
4.95%, 01/15/2043	1,482	1,264
5.00%, 05/15/2050	1,115	932
5.25%, 04/15/2029	5,631	5,767
5.30%, 04/01/2044	200	179
5.40%, 10/01/2047	1,500	1,336
5.55%, 05/15/2034	11,305	11,445
5.70%, 04/01/2035	2,000	2,037
6.00%, 02/01/2029 (1)	5,000	5,080
6.00%, 06/15/2048	1,000	960
6.05%, 06/01/2041	2,000	1,999
6.05%, 09/01/2054	2,695	2,590
6.10%, 12/01/2028	3,360	3,530
6.13%, 12/15/2045	810	796
6.20%, 04/01/2055	5,690	5,602
6.25%, 04/15/2049	3,505	3,457
6.40%, 12/01/2030	2,495	2,689
6.50%, 02/01/2042	3,000	3,109
6.55%, 12/01/2033	1,385	1,503
6.63%, 10/15/2036	2,000	2,158
ENI SpA
4.25%, 05/09/2029 (1)	2,825	2,825
5.70%, 10/01/2040 (1)	557	535
5.95%, 05/15/2054 (1)	1,500	1,451
ENI USA, Inc.
7.30%, 11/15/2027	400	425
Enterprise Products Operating LLC
4.85%, 08/15/2042	4,000	3,658
4.95%, 02/15/2035	5,100	5,082
4.95%, 10/15/2054	177	155
5.75%, 03/01/2035	1,075	1,130
EQT Corp.
3.90%, 10/01/2027	601	593
4.50%, 01/15/2029 (1)	5,000	4,939
7.50%, 06/01/2030 (1)	7,500	8,243
Equinor ASA
4.25%, 06/02/2028	30,916	31,103
4.50%, 09/03/2030	13,829	13,923
5.13%, 06/03/2035	8,699	8,849
6.50%, 12/01/2028 (1)	10,078	10,818
Exxon Mobil Corp.
3.00%, 08/16/2039	3,535	2,753
3.10%, 08/16/2049	2,040	1,362
Flex Intermediate Holdco LLC
4.32%, 12/30/2039 (1)	1,365	1,073
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (1)	2,164	1,773
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (1)	5,580	5,543
Greensaif Pipelines Bidco Sarl
6.51%, 02/23/2042 (1)	2,235	2,316
Halliburton Co.
4.75%, 08/01/2043	565	490
4.85%, 11/15/2035	200	192
7.60%, 08/15/2096 (1)	258	295

The accompanying notes are an integral part of these financial statements.

25

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 3.22% – (continued)
Helmerich & Payne, Inc.
4.85%, 12/01/2029 (1)	$1,500	$1,430
Hess Corp.
4.30%, 04/01/2027	4,006	3,997
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	4,551	4,289
6.95%, 01/15/2038	8,490	9,414
7.50%, 11/15/2040	483	552
Kinder Morgan, Inc.
5.05%, 02/15/2046	600	530
7.80%, 08/01/2031	4,600	5,298
Marathon Petroleum Corp.
4.50%, 04/01/2048	3,000	2,327
5.13%, 12/15/2026	5,003	5,046
MPLX LP
2.65%, 08/15/2030	7,390	6,688
4.50%, 04/15/2038	4,000	3,538
5.20%, 03/01/2047	695	606
5.20%, 12/01/2047	560	488
5.40%, 04/01/2035	14,895	14,789
5.50%, 06/01/2034	6,610	6,637
5.95%, 04/01/2055	1,345	1,281
NGPL PipeCo LLC
3.25%, 07/15/2031 (1)	2,055	1,831
Northern Natural Gas Co.
5.63%, 02/01/2054 (1)	560	539
Occidental Petroleum Corp.
4.30%, 08/15/2039	1,190	961
5.20%, 08/01/2029	725	727
5.55%, 10/01/2034	5,000	4,906
6.13%, 01/01/2031	13,657	14,139
6.20%, 03/15/2040	1,490	1,458
6.45%, 09/15/2036	4,000	4,092
7.88%, 09/15/2031	4,519	5,066
8.88%, 07/15/2030	1,560	1,783
ONEOK Partners LP
6.20%, 09/15/2043	2,500	2,488
6.65%, 10/01/2036	1,050	1,128
ONEOK, Inc.
3.10%, 03/15/2030	13,970	13,046
4.20%, 03/15/2045	5,725	4,333
4.75%, 10/15/2031	275	272
4.85%, 07/15/2026	9,455	9,473
6.50%, 09/01/2030 (1)	18,263	19,512
Ovintiv, Inc.
6.50%, 02/01/2038	2,102	2,122
7.10%, 07/15/2053	3,429	3,553
Petroleos Mexicanos
6.49%, 01/23/2027	1,185	1,179
6.50%, 03/13/2027	1,090	1,082
6.50%, 01/23/2029	970	949
6.88%, 08/04/2026	2,390	2,391
Phillips 66
5.88%, 05/01/2042	3,000	2,975
Pioneer Natural Resources Co.
1.90%, 08/15/2030	10,650	9,440
5.10%, 03/29/2026	2,810	2,823

The accompanying notes are an integral part of these financial statements.

26

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 3.22% – (continued)
Plains All American Pipeline LP
5.95%, 06/15/2035	$8,641	$8,883
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	2,800	2,676
QatarEnergy
1.38%, 09/12/2026 (1)	1,534	1,477
2.25%, 07/12/2031 (1)	3,240	2,836
Reliance Industries Ltd.
2.88%, 01/12/2032 (1)	3,000	2,664
Sabal Trail Transmission LLC
4.68%, 05/01/2038 (1)	10,000	8,969
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	3,320	3,314
Santos Finance Ltd.
3.65%, 04/29/2031 (1)	5,891	5,484
6.88%, 09/19/2033 (1)	3,160	3,450
Saudi Arabian Oil Co.
4.75%, 06/02/2030 (1)	6,034	6,063
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027 (1)	775	780
5.03%, 10/01/2029 (1)	885	888
5.58%, 10/01/2034 (1)	9,175	9,078
Spectra Energy Partners LP
4.50%, 03/15/2045	4,788	3,933
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048	1,087
6.80%, 05/15/2038	230	249
7.88%, 06/15/2026	543	560
Targa Resources Corp.
4.90%, 09/15/2030	4,902	4,943
5.20%, 07/01/2027	4,000	4,054
5.50%, 02/15/2035	3,480	3,492
5.55%, 08/15/2035	3,000	3,015
6.15%, 03/01/2029	7,916	8,325
TC PipeLines LP
3.90%, 05/25/2027	5,000	4,942
TotalEnergies Capital International SA
2.99%, 06/29/2041	4,000	2,949
3.13%, 05/29/2050	2,465	1,626
3.46%, 07/12/2049	1,905	1,350
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	573	600
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	6,253	5,898
Valero Energy Corp.
2.15%, 09/15/2027	3,948	3,764
4.35%, 06/01/2028	3,416	3,418
6.63%, 06/15/2037	5,000	5,381
Var Energi ASA
5.00%, 05/18/2027 (1)	11,460	11,533
7.50%, 01/15/2028 (1)	2,200	2,329
8.00%, 11/15/2032 (1)	4,000	4,533
Western Midstream Operating LP
4.05%, 02/01/2030	687	661
5.30%, 03/01/2048	3,457	2,885
5.45%, 11/15/2034	6,000	5,882
5.45%, 04/01/2044	3,779	3,294
6.15%, 04/01/2033	2,000	2,081
6.35%, 01/15/2029	3,838	4,018

The accompanying notes are an integral part of these financial statements.

27

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 3.22% – (continued)
Williams Companies, Inc.
2.60%, 03/15/2031	$2,530	$2,267
3.50%, 11/15/2030	8,038	7,599
3.75%, 06/15/2027	1,627	1,608
4.85%, 03/01/2048	3,000	2,598
4.90%, 01/15/2045	2,355	2,068
5.10%, 09/15/2045	4,510	4,085
5.40%, 03/04/2044	2,750	2,584
5.60%, 03/15/2035	2,010	2,066
5.65%, 03/15/2033	3,350	3,481
5.75%, 06/24/2044	2,500	2,450
6.00%, 03/15/2055	535	534
6.30%, 04/15/2040	333	353
Woodside Finance Ltd.
5.10%, 09/12/2034	7,000	6,778

Total Energy		699,486

Financials – 12.12%
200 Park Funding Trust
5.74%, 02/15/2055 (1)	3,000	2,960
ABN AMRO Bank NV
1.54% (1 Year CMT Index + 0.80%), 06/16/2027 (1)(2)	5,000	4,860
2.47% (1 Year CMT Index + 1.10%), 12/13/2029 (1)(2)	1,300	1,212
3.32% (5 Year CMT Index + 1.90%), 03/13/2037 (1)(2)	2,500	2,198
4.75%, 07/28/2025 (1)	5,000	5,000
5.52% (1 Year CMT Index + 1.25%), 12/03/2035 (1)(2)	2,200	2,242
6.34% (1 Year CMT Index + 1.65%), 09/18/2027 (1)(2)	8,900	9,094
AEGON Funding Co. LLC
5.50%, 04/16/2027 (1)	3,500	3,543
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026	2,345	2,285
3.00%, 10/29/2028	16,150	15,386
3.30%, 01/30/2032	12,515	11,338
4.45%, 10/01/2025	3,500	3,497
5.10%, 01/19/2029	755	768
6.10%, 01/15/2027	3,680	3,762
6.50%, 07/15/2025	1,848	1,849
AIA Group Ltd.
3.20%, 09/16/2040 (1)	915	703
AIB Group Plc
5.87% (SOFR + 1.91%), 03/28/2035 (1)(2)	6,500	6,703
6.61% (SOFR + 2.33%), 09/13/2029 (1)(2)	6,070	6,422
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (1)	955	1,053
Aircastle Ltd. / Aircastle Ireland DAC
5.25%, 03/15/2030 (1)	2,345	2,364
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/2032	2,180	1,810
3.80%, 04/15/2026	338	336
4.00%, 02/01/2050	1,451	1,068
5.50%, 10/01/2035	5,430	5,491
American Express Co.
3.55% (5 Year CMT Index + 2.85%), 09/15/2173 (2)	3,475	3,394
5.44% (SOFR + 1.32%), 01/30/2036 (2)	2,585	2,639
American National Group, Inc.
5.75%, 10/01/2029	1,500	1,536
6.00%, 07/15/2035	7,000	7,041

The accompanying notes are an integral part of these financial statements.

28

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 12.12% – (continued)
American Tower Corp.
1.50%, 01/31/2028	$2,660	$2,478
1.88%, 10/15/2030	2,485	2,160
2.10%, 06/15/2030	1,300	1,155
2.95%, 01/15/2051	875	554
3.10%, 06/15/2050	1,340	879
3.38%, 10/15/2026	506	500
3.70%, 10/15/2049	2,065	1,509
Americold Realty Operating Partnership LP
5.60%, 05/15/2032	5,000	5,024
AmFam Holdings, Inc.
2.81%, 03/11/2031 (1)	5,000	4,255
ANZ New Zealand Int’l Ltd.
3.45%, 01/21/2028 (1)	500	491
5.36%, 08/14/2028 (1)	2,590	2,676
Aon Corp. / Aon Global Holdings Plc
3.90%, 02/28/2052	4,250	3,152
Aon North America, Inc.
5.45%, 03/01/2034	3,880	3,985
5.75%, 03/01/2054	3,800	3,745
Arthur J Gallagher & Co.
3.50%, 05/20/2051	3,000	2,086
5.00%, 02/15/2032	3,495	3,542
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust
6.09%, 12/15/2044 (1)	8,000	8,004
Athene Global Funding
2.95%, 11/12/2026 (1)	8,845	8,672
Athene Holding Ltd.
6.25%, 04/01/2054	3,865	3,814
Australia & New Zealand Banking Group Ltd.
2.57% (5 Year CMT Index + 1.70%), 11/25/2035 (1)(2)	4,590	4,026
4.40%, 05/19/2026 (1)	1,816	1,813
5.20% (1 Year CMT Index + 1.47%), 09/30/2035 (1)(2)	3,500	3,429
Aviation Capital Group LLC
5.13%, 04/10/2030 (1)	2,335	2,357
5.38%, 07/15/2029 (1)	1,400	1,426
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (1)	1,430	1,404
2.53%, 11/18/2027 (1)	15,330	14,572
3.25%, 02/15/2027 (1)	3,700	3,607
4.25%, 04/15/2026 (1)	1,710	1,700
4.38%, 05/01/2026 (1)	790	785
4.95%, 01/15/2028 (1)	1,530	1,538
5.15%, 01/15/2030 (1)	4,295	4,326
5.38%, 05/30/2030 (1)	2,670	2,720
5.50%, 01/15/2026 (1)	4,364	4,371
5.75%, 03/01/2029 (1)	2,531	2,600
5.75%, 11/15/2029 (1)	1,165	1,199
6.38%, 05/04/2028 (1)	2,750	2,868
Banco Nacional de Panama
2.50%, 08/11/2030 (1)	2,750	2,298
Banco Santander SA
1.72% (1 Year CMT Index + 0.90%), 09/14/2027 (2)	3,000	2,898
5.18%, 11/19/2025	1,500	1,502
5.54% (1 Year CMT Index + 1.45%), 03/14/2030 (2)	3,400	3,506
5.57%, 01/17/2030	2,000	2,077
6.35%, 03/14/2034	13,400	14,033
6.61%, 11/07/2028	4,400	4,694

The accompanying notes are an integral part of these financial statements.

29

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 12.12% – (continued)
Bank of America Corp.
1.73% (SOFR + 0.96%), 07/22/2027 (2)	$7,170	$6,969
1.90% (SOFR + 1.53%), 07/23/2031 (2)	1,285	1,129
2.09% (SOFR + 1.06%), 06/14/2029 (2)	15,630	14,650
2.30% (SOFR + 1.22%), 07/21/2032 (2)	16,345	14,243
2.55% (SOFR + 1.05%), 02/04/2028 (2)	3,075	2,989
2.57% (SOFR + 1.21%), 10/20/2032 (2)	4,515	3,979
2.59% (SOFR + 2.15%), 04/29/2031 (2)	2,997	2,740
2.68% (SOFR + 1.93%), 06/19/2041 (2)	7,418	5,291
2.69% (SOFR + 1.32%), 04/22/2032 (2)	17,025	15,279
2.88% (3 Month Term SOFR + 1.45%), 10/22/2030 (2)	5,130	4,802
2.97% (SOFR + 1.33%), 02/04/2033 (2)	6,450	5,776
3.19% (3 Month Term SOFR + 1.44%), 07/23/2030 (2)	9,189	8,747
3.59% (3 Month Term SOFR + 1.63%), 07/21/2028 (2)	7,800	7,680
3.71% (3 Month Term SOFR + 1.77%), 04/24/2028 (2)	4,500	4,447
3.82% (3 Month Term SOFR + 1.84%), 01/20/2028 (2)	10,000	9,913
4.08% (3 Month Term SOFR + 1.58%), 04/23/2040 (2)	2,590	2,253
4.27% (3 Month Term SOFR + 1.57%), 07/23/2029 (2)	1,500	1,495
4.38% (SOFR + 1.58%), 04/27/2028 (2)	4,000	3,999
4.45%, 03/03/2026	7,140	7,132
4.62% (SOFR + 1.11%), 05/09/2029 (2)	6,894	6,938
5.20% (SOFR + 1.63%), 04/25/2029 (2)	4,230	4,323
5.47% (SOFR + 1.65%), 01/23/2035 (2)	6,055	6,221
5.82% (SOFR + 1.57%), 09/15/2029 (2)	3,900	4,063
6.20% (SOFR + 1.99%), 11/10/2028 (2)	3,000	3,122
6.63% (5 Year CMT Index + 2.68%), 08/01/2173 (2)	3,765	3,899
7.75%, 05/14/2038	137	164
Bank of Ireland Group Plc
2.03% (1 Year CMT Index + 1.10%), 09/30/2027 (1)(2)	6,132	5,939
5.60% (SOFR + 1.62%), 03/20/2030 (1)(2)	15,120	15,581
Bank of Montreal
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032 (2)	6,500	6,331
4.57% (SOFR + 0.88%), 09/10/2027 (2)	5,000	5,011
4.64% (SOFR + 1.25%), 09/10/2030 (2)	1,628	1,641
Bank of New York Mellon Corp.
6.47% (SOFR + 1.85%), 10/25/2034 (2)	2,380	2,621
Bank of Nova Scotia
4.59% (5 Year CMT Index + 2.05%), 05/04/2037 (2)	8,000	7,571
4.85%, 02/01/2030	3,702	3,772
4.93% (SOFR + 0.89%), 02/14/2029 (2)	10,000	10,129
Banque Federative du Credit Mutuel SA
5.54%, 01/22/2030 (1)	2,835	2,939
5.79%, 07/13/2028 (1)	5,080	5,273
Barclays Plc
2.89% (1 Year CMT Index + 1.30%), 11/24/2032 (2)	1,572	1,391
4.84% (SOFR + 1.34%), 09/10/2028 (2)	2,450	2,469
4.94% (SOFR + 1.56%), 09/10/2030 (2)	6,617	6,666
5.09% (3 Month SOFR USD + 3.05%), 06/20/2030 (2)	5,186	5,211
5.34% (SOFR + 1.91%), 09/10/2035 (2)	9,000	8,932
5.37% (SOFR + 1.23%), 02/25/2031 (2)	2,115	2,160
5.50% (1 Year CMT Index + 2.65%), 08/09/2028 (2)	2,360	2,407
5.79% (SOFR + 1.59%), 02/25/2036 (2)	5,789	5,917
6.22% (SOFR + 2.98%), 05/09/2034 (2)	8,288	8,797
6.50% (SOFR + 1.88%), 09/13/2027 (2)	6,615	6,762
Belrose Funding Trust II
6.79%, 05/15/2055 (1)	5,000	5,111
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	2,265	1,753

The accompanying notes are an integral part of these financial statements.

30

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 12.12% – (continued)
BGC Group, Inc.
6.15%, 04/02/2030 (1)	$2,146	$2,176
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (1)	170	141
Blue Owl Finance LLC
6.25%, 04/18/2034	4,591	4,724
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027 (1)(2)	4,000	3,930
1.68% (SOFR + 0.91%), 06/30/2027 (1)(2)	2,660	2,585
1.90% (SOFR + 1.61%), 09/30/2028 (1)(2)	6,280	5,927
2.59% (5 Year CMT Index + 2.05%), 08/12/2035 (1)(2)	2,000	1,762
2.87% (3 Month Term SOFR + 1.39%), 04/19/2032 (1)(2)	3,560	3,190
3.13% (SOFR + 1.56%), 01/20/2033 (1)(2)	550	490
5.09% (SOFR + 1.68%), 05/09/2031 (1)(2)	14,620	14,763
5.18% (SOFR + 1.52%), 01/09/2030 (1)(2)	750	766
5.28% (SOFR + 1.28%), 11/19/2030 (1)(2)	7,335	7,475
5.34% (1 Year CMT Index + 1.50%), 06/12/2029 (1)(2)	6,000	6,139
5.50% (SOFR + 1.59%), 05/20/2030 (1)(2)	4,509	4,630
5.79% (SOFR + 1.62%), 01/13/2033 (1)(2)	3,590	3,735
5.91% (SOFR + 1.92%), 11/19/2035 (1)(2)	4,425	4,463
BPCE SA
2.28% (SOFR + 1.31%), 01/20/2032 (1)(2)	8,350	7,225
3.12% (SOFR + 1.73%), 10/19/2032 (1)(2)	6,500	5,634
3.25%, 01/11/2028 (1)	7,815	7,602
5.39% (SOFR + 1.58%), 05/28/2031 (1)(2)	10,175	10,361
5.72% (SOFR + 1.96%), 01/18/2030 (1)(2)	2,841	2,925
5.75% (SOFR + 2.87%), 07/19/2033 (1)(2)	1,200	1,230
5.88% (SOFR + 1.68%), 01/14/2031 (1)(2)	3,570	3,703
5.94% (SOFR + 1.85%), 05/30/2035 (1)(2)	5,170	5,298
5.98% (SOFR + 2.10%), 01/18/2027 (1)(2)	4,300	4,329
6.03% (SOFR + 1.96%), 05/28/2036 (1)(2)	6,645	6,845
6.29% (SOFR + 2.04%), 01/14/2036 (1)(2)	2,710	2,846
6.71% (SOFR + 2.27%), 10/19/2029 (1)(2)	3,300	3,495
Brixmor Operating Partnership LP
2.25%, 04/01/2028	1,930	1,826
2.50%, 08/16/2031	1,080	941
4.05%, 07/01/2030	2,286	2,218
5.75%, 02/15/2035	2,250	2,312
Brookfield Finance, Inc.
3.90%, 01/25/2028	770	761
4.70%, 09/20/2047	158	134
4.85%, 03/29/2029	875	883
Brown & Brown, Inc.
2.38%, 03/15/2031	4,150	3,653
4.20%, 03/17/2032	6,000	5,741
4.90%, 06/23/2030	9,995	10,088
5.25%, 06/23/2032	4,785	4,880
6.25%, 06/23/2055	3,490	3,598
CaixaBank SA
5.58% (SOFR + 1.79%), 07/03/2036 (1)(2)	6,080	6,142
6.04% (SOFR + 2.26%), 06/15/2035 (1)(2)	5,065	5,300
6.68% (SOFR + 2.08%), 09/13/2027 (1)(2)	8,055	8,249
Canadian Imperial Bank of Commerce
4.86% (SOFR + 1.03%), 03/30/2029 (2)	18,602	18,802
5.62%, 07/17/2026	4,425	4,478
Cantor Fitzgerald LP
7.20%, 12/12/2028 (1)	11,915	12,648

The accompanying notes are an integral part of these financial statements.

31

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 12.12% – (continued)
Capital One Financial Corp.
1.88% (SOFR + 0.86%), 11/02/2027 (2)	$361	$349
2.62% (SOFR + 1.27%), 11/02/2032 (2)	2,495	2,178
4.20%, 10/29/2025	400	399
5.27% (SOFR + 2.37%), 05/10/2033 (2)	1,106	1,116
5.70% (SOFR + 1.91%), 02/01/2030 (2)	2,410	2,493
6.31% (SOFR + 2.64%), 06/08/2029 (2)	11,130	11,683
7.62% (SOFR + 3.07%), 10/30/2031 (2)	7,000	7,909
Capital One N.A.
3.45%, 07/27/2026	2,800	2,769
4.65%, 09/13/2028	4,000	4,021
5.97% (5 Year USD SOFR Spread-Adjusted ICE Swap Rate + 1.73%), 08/09/2028 (2)	3,471	3,556
Charles Schwab Corp.
1.65%, 03/11/2031	11,130	9,556
Citibank N.A.
4.58%, 05/29/2027	7,554	7,595
4.91%, 05/29/2030	5,337	5,439
Citigroup, Inc.
1.12% (SOFR + 0.77%), 01/28/2027 (2)	19,320	18,939
2.56% (SOFR + 1.17%), 05/01/2032 (2)	19,270	17,072
2.67% (SOFR + 1.15%), 01/29/2031 (2)	515	472
3.06% (SOFR + 1.35%), 01/25/2033 (2)	6,852	6,124
3.52% (3 Month Term SOFR + 1.41%), 10/27/2028 (2)	3,000	2,938
3.67% (3 Month Term SOFR + 1.65%), 07/24/2028 (2)	7,895	7,772
3.70%, 01/12/2026	9,150	9,117
3.79% (SOFR + 1.94%), 03/17/2033 (2)	1,000	935
3.89% (3 Month Term SOFR + 1.82%), 01/10/2028 (2)	12,600	12,485
3.98% (3 Month Term SOFR + 1.60%), 03/20/2030 (2)	3,490	3,421
4.08% (3 Month Term SOFR + 1.45%), 04/23/2029 (2)	1,111	1,100
4.30%, 11/20/2026	1,570	1,568
4.45%, 09/29/2027	8,213	8,221
4.54% (SOFR + 1.34%), 09/19/2030 (2)	3,924	3,906
4.79% (SOFR + 0.87%), 03/04/2029 (2)	1,200	1,209
4.95% (SOFR + 1.46%), 05/07/2031 (2)	8,240	8,334
5.17% (SOFR + 1.36%), 02/13/2030 (2)	2,500	2,551
5.33% (SOFR + 1.47%), 03/27/2036 (2)	21,655	21,825
6.02% (SOFR + 1.83%), 01/24/2036 (2)	10,042	10,312
Citizens Financial Group, Inc.
3.25%, 04/30/2030	5,000	4,677
6.65% (SOFR + 2.33%), 04/25/2035 (2)	2,000	2,156
CNA Financial Corp.
3.45%, 08/15/2027	820	805
5.50%, 06/15/2033	8,225	8,434
CNO Global Funding
4.95%, 09/09/2029 (1)	4,000	4,041
5.88%, 06/04/2027 (1)	5,000	5,135
Commonwealth Bank of Australia
3.74%, 09/12/2039 (1)	5,000	4,067
Cooperatieve Rabobank UA
4.38%, 08/04/2025	570	570
COPT Defense Properties LP
2.00%, 01/15/2029	860	784
2.75%, 04/15/2031	1,555	1,375
2.90%, 12/01/2033	4,120	3,386
Corebridge Financial, Inc.
3.65%, 04/05/2027	2,055	2,028
3.85%, 04/05/2029	1,455	1,426

The accompanying notes are an integral part of these financial statements.

32

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 12.12% – (continued)
Credit Agricole SA
1.25% (SOFR + 0.89%), 01/26/2027 (1)(2)	$3,500	$3,433
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033 (1)(2)	5,000	4,858
5.22% (SOFR + 1.46%), 05/27/2031 (1)(2)	7,011	7,142
5.23% (SOFR + 1.13%), 01/09/2029 (1)(2)	3,394	3,449
5.34% (SOFR + 1.69%), 01/10/2030 (1)(2)	3,036	3,106
5.86% (SOFR + 1.74%), 01/09/2036 (1)(2)	6,245	6,474
6.25% (SOFR + 2.67%), 01/10/2035 (1)(2)	3,000	3,119
6.32% (SOFR + 1.86%), 10/03/2029 (1)(2)	3,890	4,088
Crown Castle, Inc.
3.10%, 11/15/2029	875	821
4.00%, 03/01/2027	261	259
5.10%, 05/01/2033	2,625	2,614
CubeSmart LP
2.25%, 12/15/2028	7,275	6,778
Danske Bank
1.62% (1 Year CMT Index + 1.35%), 09/11/2026 (1)(2)	2,000	1,988
4.61% (1 Year CMT Index + 1.10%), 10/02/2030 (1)(2)	5,287	5,265
5.02% (1 Year CMT Index + 0.93%), 03/04/2031 (1)(2)	7,680	7,767
5.71% (1 Year CMT Index + 1.40%), 03/01/2030 (1)(2)	3,480	3,611
Deutsche Bank AG
2.13% (SOFR + 1.87%), 11/24/2026 (2)(13)	4,855	4,806
2.31% (SOFR + 1.22%), 11/16/2027 (2)	674	654
2.55% (SOFR + 1.32%), 01/07/2028 (2)	3,350	3,254
3.73% (SOFR + 2.76%), 01/14/2032 (2)	5,000	4,580
3.74% (SOFR + 2.26%), 01/07/2033 (2)	9,000	8,101
5.00% (SOFR + 1.70%), 09/11/2030 (2)	1,170	1,179
5.30% (SOFR + 1.72%), 05/09/2031 (2)	19,266	19,567
5.37% (SOFR + 1.21%), 01/10/2029 (2)	4,125	4,197
5.40% (SOFR + 2.05%), 09/11/2035 (2)	1,210	1,203
5.41%, 05/10/2029	2,055	2,129
6.72% (SOFR + 3.18%), 01/18/2029 (2)	1,909	2,005
6.82% (SOFR + 2.51%), 11/20/2029 (2)	1,420	1,515
7.15% (SOFR + 2.52%), 07/13/2027 (2)	6,785	6,956
Digital Realty Trust LP
5.55%, 01/15/2028	3,000	3,077
DNB Bank ASA
1.13% (1 Year CMT Index + 0.85%), 09/16/2026 (1)(2)	4,000	3,970
1.61% (1 Year CMT Index + 0.68%), 03/30/2028 (1)(2)	3,435	3,274
4.85% (SOFR + 1.05%), 11/05/2030 (1)(2)	1,990	2,012
DOC DR LLC
2.63%, 11/01/2031	1,360	1,200
Equinix, Inc.
2.00%, 05/15/2028	4,467	4,180
2.90%, 11/18/2026	2,580	2,528
Equitable Financial Life Global Funding
4.88%, 11/19/2027 (1)	6,853	6,937
Essex Portfolio LP
1.65%, 01/15/2031	910	772
2.65%, 03/15/2032	1,740	1,519
Extra Space Storage LP
2.20%, 10/15/2030	2,630	2,326
4.00%, 06/15/2029	1,831	1,796
5.40%, 06/15/2035	1,640	1,649
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	950	980
7.40%, 01/13/2028	1,318	1,380

The accompanying notes are an integral part of these financial statements.

33

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 12.12% – (continued)
F&G Global Funding
1.75%, 06/30/2026 (1)	$1,905	$1,852
5.88%, 06/10/2027 (1)	2,540	2,596
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032	9,000	9,243
6.00%, 12/07/2033	6,640	6,925
Federation des Caisses Desjardins du Quebec
5.25%, 04/26/2029 (1)	7,700	7,906
5.70%, 03/14/2028 (1)	2,800	2,898
FMR LLC
4.95%, 02/01/2033 (1)	250	250
6.45%, 11/15/2039 (1)	258	284
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026 (1)	1,000	986
Globe Life, Inc.
4.55%, 09/15/2028	3,000	3,014
Goldman Sachs Bank USA
5.41% (SOFR + 0.75%), 05/21/2027 (2)	6,256	6,308
Goldman Sachs Capital I
6.35%, 02/15/2034	127	132
Goldman Sachs Group, Inc.
1.54% (SOFR + 0.82%), 09/10/2027 (2)	9,234	8,915
1.95% (SOFR + 0.91%), 10/21/2027 (2)	2,541	2,460
1.99% (SOFR + 1.09%), 01/27/2032 (2)	7,395	6,405
2.38% (SOFR + 1.25%), 07/21/2032 (2)	3,165	2,764
2.62% (SOFR + 1.28%), 04/22/2032 (2)	9,805	8,715
2.64% (SOFR + 1.11%), 02/24/2028 (2)	8,243	8,006
3.62% (SOFR + 1.85%), 03/15/2028 (2)	14,810	14,603
3.69% (3 Month Term SOFR + 1.77%), 06/05/2028 (2)	9,911	9,770
3.75%, 02/25/2026	9,005	8,965
4.22% (3 Month Term SOFR + 1.56%), 05/01/2029 (2)	5,000	4,971
4.41% (3 Month Term SOFR + 1.69%), 04/23/2039 (2)	2,075	1,871
4.69% (SOFR + 1.14%), 10/23/2030 (2)	3,870	3,882
5.05% (SOFR + 1.21%), 07/23/2030 (2)	4,615	4,692
5.22% (SOFR + 1.58%), 04/23/2031 (2)	16,395	16,808
5.33% (SOFR + 1.55%), 07/23/2035 (2)	8,410	8,483
5.54% (SOFR + 1.38%), 01/28/2036 (2)	3,337	3,422
5.73% (SOFR + 1.70%), 01/28/2056 (2)	4,699	4,698
6.48% (SOFR + 1.77%), 10/24/2029 (2)	3,200	3,394
6.75%, 10/01/2037	2,170	2,382
Goodman U.S. Finance Four LLC
4.50%, 10/15/2037 (1)	200	182
Goodman U.S. Finance Six LLC
5.13%, 10/07/2034 (1)	1,110	1,106
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028 (1)	862	845
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048 (1)	650	548
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (1)	5,610	4,657
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	5,610	4,993
Hartford Insurance Group, Inc.
4.30%, 04/15/2043	1,080	910
Healthpeak OP LLC
3.50%, 07/15/2029	1,742	1,682
High Street Funding Trust II
4.68%, 02/15/2048 (1)	5,250	4,467

The accompanying notes are an integral part of these financial statements.

34

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 12.12% – (continued)
HSBC Holdings Plc
2.01% (SOFR + 1.73%), 09/22/2028 (2)	$3,585	$3,398
2.21% (SOFR + 1.29%), 08/17/2029 (2)	2,075	1,933
2.36% (SOFR + 1.95%), 08/18/2031 (2)	2,580	2,291
2.87% (SOFR + 1.41%), 11/22/2032 (2)	2,095	1,853
3.97% (3 Month Term SOFR + 1.87%), 05/22/2030 (2)	1,000	974
4.29% (3 Month Term SOFR + 1.61%), 09/12/2026 (2)	8,009	8,001
4.90% (SOFR + 1.03%), 03/03/2029 (2)	4,000	4,034
5.13% (SOFR + 1.29%), 03/03/2031 (2)	1,220	1,236
5.24% (SOFR + 1.57%), 05/13/2031 (2)	3,160	3,217
5.29% (SOFR + 1.29%), 11/19/2030 (2)	21,110	21,565
6.33% (SOFR + 2.65%), 03/09/2044 (2)	1,060	1,138
Huntington Bancshares, Inc.
5.27% (SOFR + 1.28%), 01/15/2031 (2)	5,880	6,025
5.71% (SOFR + 1.87%), 02/02/2035 (2)	10,175	10,398
6.21% (SOFR + 2.02%), 08/21/2029 (2)	2,864	3,005
ING Groep NV
1.73% (SOFR + 1.01%), 04/01/2027 (2)	705	691
4.86% (SOFR + 1.01%), 03/25/2029 (2)	4,585	4,632
5.07% (SOFR + 1.23%), 03/25/2031 (2)	5,400	5,492
5.53% (SOFR + 1.61%), 03/25/2036 (2)	3,150	3,207
5.55% (SOFR + 1.77%), 03/19/2035 (2)	5,000	5,120
6.08% (SOFR + 1.56%), 09/11/2027 (2)	923	940
Jackson National Life Global Funding
4.90%, 01/13/2027 (1)	6,000	6,041
Jefferies Financial Group, Inc.
6.20%, 04/14/2034	5,000	5,230
6.25%, 01/15/2036	155	161
6.45%, 06/08/2027	428	443
JP Morgan Chase & Co.
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027 (2)	1,950	1,910
1.47% (SOFR + 0.77%), 09/22/2027 (2)	15,960	15,398
1.58% (SOFR + 0.89%), 04/22/2027 (2)	5,000	4,884
2.07% (SOFR + 1.02%), 06/01/2029 (2)	2,000	1,876
2.58% (3 Month Term SOFR + 1.25%), 04/22/2032 (2)	6,390	5,707
2.95% (SOFR + 1.17%), 02/24/2028 (2)	2,600	2,540
2.96% (SOFR + 1.26%), 01/25/2033 (2)	10,500	9,438
4.01% (3 Month Term SOFR + 1.38%), 04/23/2029 (2)	2,320	2,300
4.32% (SOFR + 1.56%), 04/26/2028 (2)	1,995	1,993
4.45% (3 Month Term SOFR + 1.59%), 12/05/2029 (2)	9,660	9,678
4.51% (SOFR + 0.86%), 10/22/2028 (2)	6,000	6,018
4.92% (SOFR + 0.80%), 01/24/2029 (2)	3,000	3,040
4.98% (SOFR + 0.93%), 07/22/2028 (2)	5,000	5,064
5.10% (SOFR + 1.44%), 04/22/2031 (2)	13,753	14,094
5.30% (SOFR + 1.45%), 07/24/2029 (2)	16,375	16,812
5.35% (SOFR + 1.85%), 06/01/2034 (2)	3,600	3,704
5.58% (SOFR + 1.16%), 04/22/2030 (2)	9,697	10,069
5.77% (SOFR + 1.49%), 04/22/2035 (2)	3,000	3,152
7.04% (3 Month Term SOFR + 2.75%), 10/01/2173 (2)	4,275	4,297
KBC Group NV
4.93% (1 Year CMT Index + 1.07%), 10/16/2030 (1)(2)	3,705	3,747
5.80% (1 Year CMT Index + 2.10%), 01/19/2029 (1)(2)	3,717	3,838
KeyCorp
4.79% (SOFR + 2.06%), 06/01/2033 (2)	590	575
5.12% (SOFR + 1.23%), 04/04/2031 (2)	2,985	3,021
6.40% (SOFR + 2.42%), 03/06/2035 (2)	2,495	2,661

The accompanying notes are an integral part of these financial statements.

35

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 12.12% – (continued)
Liberty Mutual Group, Inc.
3.95%, 10/15/2050 (1)	$269	$197
4.57%, 02/01/2029 (1)	1,950	1,951
5.50%, 06/15/2052 (1)	5,750	5,324
Liberty Mutual Insurance Co.
7.70%, 10/15/2097 (1)	100	111
Lincoln National Corp.
7.00%, 06/15/2040	1,715	1,894
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027 (2)	2,280	2,223
3.75%, 01/11/2027	2,000	1,983
4.38%, 03/22/2028	949	948
4.58%, 12/10/2025	550	549
5.46% (1 Year CMT Index + 1.38%), 01/05/2028 (2)	11,723	11,882
5.68% (1 Year CMT Index + 1.75%), 01/05/2035 (2)	2,575	2,643
6.07% (1 Year CMT Index + 1.60%), 06/13/2036 (2)	3,691	3,795
LPL Holdings, Inc.
5.15%, 06/15/2030	15,000	15,186
LSEGA Financing Plc
2.00%, 04/06/2028 (1)	4,565	4,295
M&T Bank Corp.
5.18% (SOFR + 1.40%), 07/08/2031 (2)	7,680	7,807
5.39% (SOFR + 1.61%), 01/16/2036 (2)	7,541	7,515
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/2030 (1)	4,270	4,267
5.20%, 03/27/2028 (1)	3,905	3,949
6.40%, 03/26/2029 (1)	5,985	6,248
Macquarie Bank Ltd.
3.05% (5 Year CMT Index + 1.70%), 03/03/2036 (1)(2)	2,090	1,854
Macquarie Group Ltd.
2.87% (SOFR + 1.53%), 01/14/2033 (1)(2)	6,000	5,235
Markel Group, Inc.
4.15%, 09/17/2050	655	499
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070 (1)	2,690	1,780
4.90%, 04/01/2077 (1)	5,000	4,112
MBIA Insurance Corp.
15.78% (3 Month Term SOFR + 11.52%), 01/15/2033 (1)(2)	86	3
MetLife, Inc.
4.88%, 11/13/2043	3,000	2,752
Metropolitan Life Global Funding I
5.15%, 03/28/2033 (1)	2,000	2,030
Mid-America Apartments LP
1.70%, 02/15/2031	1,330	1,141
Mitsubishi HC Finance America LLC
5.81%, 09/12/2028 (1)	1,795	1,861
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	2,940	2,611
5.16% (1 Year CMT Index + 1.17%), 04/24/2031 (2)	1,600	1,638
Mizuho Financial Group, Inc.
2.17% (1 Year CMT Index + 0.87%), 05/22/2032 (2)	8,000	6,912
2.26% (1 Year CMT Index + 0.90%), 07/09/2032 (2)	1,000	866
2.87% (3 Month Term SOFR + 1.57%), 09/13/2030 (2)	1,620	1,514
4.71% (1 Year CMT Index + 0.92%), 07/08/2031 (2)	28,280	28,276
5.32% (1 Year CMT Index + 1.07%), 07/08/2036 (2)	9,625	9,642
Morgan Stanley
1.79% (SOFR + 1.03%), 02/13/2032 (2)	2,440	2,088
1.93% (SOFR + 1.02%), 04/28/2032 (2)	15,725	13,445

The accompanying notes are an integral part of these financial statements.

36

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 12.12% – (continued)
2.24% (SOFR + 1.18%), 07/21/2032 (2)	$3,555	$3,078
2.48% (SOFR + 1.00%), 01/21/2028 (2)	526	511
2.70% (SOFR + 1.14%), 01/22/2031 (2)	2,345	2,162
3.22% (SOFR + 1.49%), 04/22/2042 (2)	5,000	3,793
3.59%, 07/22/2028 (4)	3,215	3,159
3.77% (3 Month Term SOFR + 1.40%), 01/24/2029 (2)	1,401	1,381
3.95%, 04/23/2027	14,190	14,101
4.43% (3 Month Term SOFR + 1.89%), 01/23/2030 (2)	2,304	2,301
4.65% (SOFR + 1.10%), 10/18/2030 (2)	9,556	9,574
5.04% (SOFR + 1.22%), 07/19/2030 (2)	1,450	1,475
5.16% (SOFR + 1.59%), 04/20/2029 (2)	14,465	14,749
5.17% (SOFR + 1.45%), 01/16/2030 (2)	1,350	1,378
5.19% (SOFR + 1.51%), 04/17/2031 (2)	14,552	14,918
5.32% (SOFR + 1.56%), 07/19/2035 (2)	18,384	18,608
5.45% (SOFR + 1.63%), 07/20/2029 (2)	7,990	8,217
5.47% (SOFR + 1.73%), 01/18/2035 (2)	1,846	1,889
5.52% (SOFR + 1.71%), 11/19/2055 (2)	2,736	2,674
5.66% (SOFR + 1.76%), 04/17/2036 (2)	10,240	10,611
5.83% (SOFR + 1.58%), 04/19/2035 (2)	1,910	2,001
6.30% (SOFR + 2.24%), 10/18/2028 (2)	5,350	5,573
Morgan Stanley Bank N.A.
5.50% (SOFR + 0.87%), 05/26/2028 (2)	7,533	7,692
MSD Investment Corp.
6.25%, 05/31/2030 (1)	1,580	1,563
Mutual of Omaha Companies Global Funding
5.35%, 04/09/2027 (1)	8,000	8,125
Nasdaq, Inc.
5.55%, 02/15/2034	975	1,016
National Australia Bank Ltd.
2.33%, 08/21/2030 (1)	6,000	5,317
3.35% (5 Year CMT Index + 1.70%), 01/12/2037 (1)(2)	2,600	2,298
4.53%, 06/13/2030	5,572	5,634
National Bank of Canada
4.50%, 10/10/2029	3,000	2,997
Nationwide Building Society
2.97% (SOFR + 1.29%), 02/16/2028 (1)(2)	2,945	2,876
4.00%, 09/14/2026 (1)	9,650	9,575
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (1)	7,150	9,428
NatWest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027 (2)	8,225	8,005
4.45% (3 Month SOFR USD + 1.87%), 05/08/2030 (2)	985	977
4.80%, 04/05/2026	3,017	3,024
4.89% (3 Month SOFR USD + 1.75%), 05/18/2029 (2)	9,505	9,600
5.08% (3 Month SOFR USD + 1.91%), 01/27/2030 (2)	9,010	9,142
5.12% (1 Year CMT Index + 1.05%), 05/23/2031 (2)	17,207	17,489
5.78% (1 Year CMT Index + 1.50%), 03/01/2035 (2)	2,865	2,975
7.47% (1 Year CMT Index + 2.85%), 11/10/2026 (2)	2,165	2,186
NatWest Markets Plc
5.41%, 05/17/2029 (1)	4,475	4,623
New York Life Insurance Co.
4.45%, 05/15/2069 (1)	4,225	3,289
NNN REIT, Inc.
3.50%, 10/15/2027	400	393
3.60%, 12/15/2026	700	692
5.60%, 10/15/2033	950	982
Nomura Holdings, Inc.
1.65%, 07/14/2026	5,000	4,856

The accompanying notes are an integral part of these financial statements.

37

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 12.12% – (continued)
2.61%, 07/14/2031	$2,025	$1,787
2.68%, 07/16/2030	1,550	1,406
2.71%, 01/22/2029	11,000	10,310
6.07%, 07/12/2028	4,200	4,383
Nordea Bank Abp
5.38%, 09/22/2027 (1)	2,035	2,082
Northern Trust Corp.
3.38% (3 Month SOFR USD + 1.13%), 05/08/2032 (2)	411	399
Northwestern Mutual Global Funding
1.70%, 06/01/2028 (1)	1,995	1,862
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/2027 (1)	1,044	1,032
4.13%, 02/01/2029 (1)	6,740	6,635
Pacific Life Insurance Co.
4.30% (3 Month SOFR USD + 2.80%), 10/24/2067 (1)(2)	743	582
Peachtree Corners Funding Trust II
6.01%, 05/15/2035 (1)	5,000	5,125
PNC Financial Services Group, Inc.
4.81% (SOFR + 1.26%), 10/21/2032 (2)	2,430	2,436
4.90% (SOFR + 1.33%), 05/13/2031 (2)	3,690	3,737
5.07% (SOFR + 1.93%), 01/24/2034 (2)	3,433	3,450
5.58% (SOFR + 1.84%), 06/12/2029 (2)	8,670	8,979
Principal Financial Group, Inc.
4.11%, 02/15/2028 (1)	1,975	1,956
Principal Life Global Funding II
5.10%, 01/25/2029 (1)	7,000	7,153
Prologis LP
2.25%, 04/15/2030	305	277
2.88%, 11/15/2029	800	754
Protective Life Corp.
4.30%, 09/30/2028 (1)	4,500	4,485
Protective Life Global Funding
4.80%, 06/05/2030 (1)	9,426	9,544
5.47%, 12/08/2028 (1)	5,725	5,923
Prudential Financial, Inc.
3.91%, 12/07/2047	1,231	962
6.63%, 06/21/2040	5,995	6,745
Realty Income Corp.
5.13%, 04/15/2035	15,815	15,834
Royal Bank of Canada
4.65% (SOFR + 1.08%), 10/18/2030 (2)	11,560	11,580
Safehold GL Holdings LLC
2.80%, 06/15/2031	7,000	6,262
2.85%, 01/15/2032	4,308	3,751
Sammons Financial Group, Inc.
3.35%, 04/16/2031 (1)	7,000	6,427
4.75%, 04/08/2032 (1)	5,000	4,789
Santander Holdings USA, Inc.
6.17% (SOFR + 2.50%), 01/09/2030 (2)	3,515	3,658
6.34% (SOFR + 2.14%), 05/31/2035 (2)	1,510	1,577
Santander UK Group Holdings Plc
1.67% (SOFR + 0.99%), 06/14/2027 (2)	2,290	2,224
3.82% (3 Month SOFR USD + 1.40%), 11/03/2028 (2)	1,200	1,176
4.86% (SOFR + 1.55%), 09/11/2030 (2)	2,010	2,007
5.69% (SOFR + 1.52%), 04/15/2031 (2)	3,025	3,120
6.53% (SOFR + 2.60%), 01/10/2029 (2)	9,500	9,915

The accompanying notes are an integral part of these financial statements.

38

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 12.12% – (continued)
Societe Generale SA
1.49% (1 Year CMT Index + 1.10%), 12/14/2026 (1)(2)	$14,600	$14,387
1.79% (1 Year CMT Index + 1.00%), 06/09/2027 (1)(2)	5,930	5,772
2.80% (1 Year CMT Index + 1.30%), 01/19/2028 (1)(2)	2,955	2,870
2.89% (1 Year CMT Index + 1.30%), 06/09/2032 (1)(2)	11,975	10,562
3.00%, 01/22/2030 (1)	562	524
3.63%, 03/01/2041 (1)	6,000	4,262
5.25% (SOFR + 1.42%), 05/22/2029 (1)(2)	15,409	15,597
5.25%, 02/19/2027 (1)	2,861	2,890
5.51% (SOFR + 1.65%), 05/22/2031 (1)(2)	7,794	7,948
5.52% (1 Year CMT Index + 1.50%), 01/19/2028 (1)(2)	3,000	3,037
5.63% (1 Year CMT Index + 1.75%), 01/19/2030 (1)(2)	3,550	3,632
6.10% (1 Year CMT Index + 1.60%), 04/13/2033 (1)(2)	4,080	4,241
6.69% (1 Year CMT Index + 2.95%), 01/10/2034 (1)(2)	9,500	10,138
Standard Chartered Plc
1.46% (1 Year CMT Index + 1.00%), 01/14/2027 (1)(2)	10,474	10,296
2.61% (1 Year CMT Index + 1.18%), 01/12/2028 (1)(2)	5,000	4,856
5.01% (1 Year CMT Index + 1.15%), 10/15/2030 (1)(2)	5,870	5,930
5.69% (1 Year CMT Index + 1.05%), 05/14/2028 (1)(2)	6,049	6,170
5.91% (1 Year CMT Index + 1.45%), 05/14/2035 (1)(2)	2,000	2,081
6.19% (1 Year CMT Index + 1.85%), 07/06/2027 (1)(2)	1,985	2,015
6.30% (1 Year CMT Index + 2.58%), 07/06/2034 (1)(2)	2,000	2,129
7.77% (1 Year CMT Index + 3.45%), 11/16/2028 (1)(2)	7,900	8,454
Sumitomo Life Insurance Co.
4.00% (3 Month SOFR USD + 2.99%), 09/14/2077 (1)(2)	1,000	975
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	2,650	2,368
3.04%, 07/16/2029	5,005	4,744
5.71%, 01/13/2030	2,790	2,927
Swedbank AB
5.34%, 09/20/2027 (1)	5,125	5,229
Synchrony Bank
5.63%, 08/23/2027	1,950	1,989
Synchrony Financial
3.95%, 12/01/2027	1,500	1,475
4.50%, 07/23/2025	4,000	3,997
5.45% (SOFR + 1.68%), 03/06/2031 (2)	5,000	5,044
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (1)	3,360	2,728
4.90%, 09/15/2044 (1)	200	180
6.85%, 12/16/2039 (1)	218	245
Toronto-Dominion Bank
3.20%, 03/10/2032	5,000	4,545
5.30%, 01/30/2032	2,815	2,889
Travelers Companies, Inc.
5.45%, 05/25/2053	1,700	1,663
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300	2,294
6.13%, 08/15/2043	5,000	5,000
Truist Financial Corp.
5.07% (SOFR + 1.31%), 05/20/2031 (2)	3,250	3,299
5.12% (SOFR + 1.85%), 01/26/2034 (2)	6,770	6,774
5.44% (SOFR + 1.62%), 01/24/2030 (2)	4,570	4,707
5.71% (SOFR + 1.92%), 01/24/2035 (2)	1,931	2,002
5.87% (SOFR + 2.36%), 06/08/2034 (2)	1,470	1,536
6.05% (SOFR + 2.05%), 06/08/2027 (2)	1,935	1,961
6.67% (5 Year CMT Index + 3.00%), 12/31/2099 (2)	3,460	3,465
7.16% (SOFR + 2.45%), 10/30/2029 (2)	6,405	6,928

The accompanying notes are an integral part of these financial statements.

39

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 12.12% – (continued)
Trustage Financial Group, Inc.
4.63%, 04/15/2032 (1)	$5,000	$4,730
UBS AG
7.50%, 02/15/2028	315	340
UBS Group AG
1.36% (1 Year CMT Index + 1.08%), 01/30/2027 (1)(2)	4,700	4,614
2.10% (1 Year CMT Index + 1.00%), 02/11/2032 (1)(2)	3,610	3,123
3.87% (3 Month SOFR USD + 1.41%), 01/12/2029 (1)(2)	9,375	9,230
4.25%, 03/23/2028 (1)	3,000	2,984
4.28%, 01/09/2028 (1)	2,480	2,469
5.43% (1 Year CMT Index + 1.52%), 02/08/2030 (1)(2)	2,276	2,337
5.62% (1 Year SOFR Swap Rate + 1.34%), 09/13/2030 (1)(2)	1,070	1,111
5.71% (1 Year CMT Index + 1.55%), 01/12/2027 (1)(2)	5,000	5,030
6.30% (1 Year CMT Index + 2.00%), 09/22/2034 (1)(2)	1,077	1,157
6.54% (SOFR + 3.92%), 08/12/2033 (1)(2)	6,321	6,875
UDR, Inc.
2.10%, 08/01/2032	1,430	1,184
2.95%, 09/01/2026	276	271
3.00%, 08/15/2031	415	377
3.20%, 01/15/2030	1,565	1,483
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027 (1)(2)	1,135	1,107
US Bancorp
5.05% (SOFR + 1.06%), 02/12/2031 (2)	13,545	13,788
5.08% (SOFR + 1.30%), 05/15/2031 (2)	10,559	10,771
5.38% (SOFR + 1.56%), 01/23/2030 (2)	2,185	2,250
Ventas Realty LP
3.25%, 10/15/2026	323	318
3.85%, 04/01/2027	677	670
4.13%, 01/15/2026	126	125
VICI Properties LP
4.75%, 04/01/2028	10,035	10,117
Wells Fargo & Co.
2.39% (SOFR + 2.10%), 06/02/2028 (2)	2,875	2,770
2.57% (3 Month Term SOFR + 1.26%), 02/11/2031 (2)	12,110	11,094
3.07% (SOFR + 2.53%), 04/30/2041 (2)	4,575	3,457
4.10%, 06/03/2026	3,580	3,566
4.97% (SOFR + 1.37%), 04/23/2029 (2)	3,060	3,103
5.20% (SOFR + 1.50%), 01/23/2030 (2)	2,660	2,725
5.21% (SOFR + 1.38%), 12/03/2035 (2)	11,065	11,108
5.24% (SOFR + 1.11%), 01/24/2031 (2)	5,389	5,528
5.50% (SOFR + 1.78%), 01/23/2035 (2)	7,030	7,209
5.56% (SOFR + 1.99%), 07/25/2034 (2)	8,982	9,270
5.57% (SOFR + 1.74%), 07/25/2029 (2)	45,920	47,414
5.61% (SOFR + 1.74%), 04/23/2036 (2)	15,637	16,141
5.71% (SOFR + 1.07%), 04/22/2028 (2)	12,770	13,047
6.30% (SOFR + 1.79%), 10/23/2029 (2)	6,445	6,812
6.49% (SOFR + 2.06%), 10/23/2034 (2)	10,585	11,570
Welltower OP LLC
6.50%, 03/15/2041	700	772
Western-Southern Global Funding
4.90%, 05/01/2030 (1)	7,000	7,066
Weyerhaeuser Co.
7.38%, 03/15/2032	142	160
Willis North America, Inc.
5.05%, 09/15/2048	7,500	6,664
WP Carey, Inc.
2.40%, 02/01/2031	1,800	1,583

The accompanying notes are an integral part of these financial statements.

40

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 12.12% – (continued)
2.45%, 02/01/2032	$1,360	$1,166
4.25%, 10/01/2026	3,404	3,397
WR Berkley Corp.
4.75%, 08/01/2044	3,445	3,009
XL Group Ltd.
5.25%, 12/15/2043	2,700	2,583

Total Financials		2,631,938

Government – 0.02%
Corp. Andina de Fomento
5.00%, 01/24/2029	4,770	4,893

Total Government		4,893

Industrials – 1.54%
Airbus SE
3.95%, 04/10/2047 (1)	150	121
Amphenol Corp.
4.38%, 06/12/2028	3,638	3,663
Amrize Finance U.S. LLC
4.60%, 04/07/2027 (1)	5,385	5,407
4.95%, 04/07/2030 (1)	4,440	4,500
5.40%, 04/07/2035 (1)	5,000	5,073
BAE Systems Plc
1.90%, 02/15/2031 (1)	6,886	5,983
3.00%, 09/15/2050 (1)	754	492
5.80%, 10/11/2041 (1)	400	411
Berry Global, Inc.
1.57%, 01/15/2026	17,410	17,099
5.80%, 06/15/2031	4,600	4,834
Boeing Co.
2.20%, 02/04/2026	23,305	22,941
2.75%, 02/01/2026	1,415	1,399
3.10%, 05/01/2026	1,529	1,509
3.25%, 02/01/2028	3,207	3,111
3.25%, 03/01/2028	2,061	1,991
3.25%, 02/01/2035	1,160	977
3.30%, 03/01/2035	1,410	1,163
3.60%, 05/01/2034	5,762	5,078
3.63%, 03/01/2048	1,373	950
3.65%, 03/01/2047	5,200	3,631
3.83%, 03/01/2059	3,695	2,492
3.90%, 05/01/2049	5,784	4,142
3.95%, 08/01/2059	4,825	3,298
5.04%, 05/01/2027	1,185	1,194
5.15%, 05/01/2030	4,225	4,301
5.71%, 05/01/2040	1,555	1,536
6.30%, 05/01/2029	8,939	9,450
6.39%, 05/01/2031	1,430	1,537
6.53%, 05/01/2034	2,360	2,564
6.86%, 05/01/2054	4,838	5,296
Burlington Northern Santa Fe LLC
3.30%, 09/15/2051	530	367
3.55%, 02/15/2050	517	380
4.38%, 09/01/2042	462	405
4.45%, 01/15/2053	1,800	1,520
5.15%, 09/01/2043	389	374
5.40%, 06/01/2041	542	539
5.75%, 05/01/2040	373	391
6.15%, 05/01/2037	320	349
7.29%, 06/01/2036	134	158

The accompanying notes are an integral part of these financial statements.

41

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Industrials – 1.54% – (continued)
Cellnex Finance Co. SA
3.88%, 07/07/2041 (1)	$3,000	$2,363
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000	5,967
CRH America Finance, Inc.
3.40%, 05/09/2027 (1)	200	197
CRH America, Inc.
5.13%, 05/18/2045 (1)	230	213
CSX Corp.
3.35%, 09/15/2049	305	213
4.10%, 03/15/2044	175	146
4.65%, 03/01/2068	2,000	1,642
4.75%, 11/15/2048	1,280	1,135
5.50%, 04/15/2041	402	402
Eaton Corp.
5.80%, 03/15/2037	500	525
Embraer Netherlands Finance BV
7.00%, 07/28/2030 (1)	3,836	4,142
FedEx Corp.
4.95%, 10/17/2048 (1)	3,000	2,533
Flex Ltd.
3.75%, 02/01/2026	14,000	13,908
5.25%, 01/15/2032	3,000	3,033
Graphic Packaging International LLC
1.51%, 04/15/2026 (1)	11,485	11,185
Honeywell International, Inc.
5.25%, 03/01/2054	2,740	2,599
IDEX Corp.
4.95%, 09/01/2029	4,435	4,507
Johnson Controls International Plc
4.95%, 07/02/2064 (3)	928	775
Keysight Technologies, Inc.
4.60%, 04/06/2027	13,000	13,051
L3Harris Technologies, Inc.
4.85%, 04/27/2035	1,000	978
5.25%, 06/01/2031	2,580	2,661
5.40%, 07/31/2033	2,619	2,690
Lennox International, Inc.
1.70%, 08/01/2027	2,000	1,886
Martin Marietta Materials, Inc.
6.25%, 05/01/2037	107	114
Masco Corp.
2.00%, 10/01/2030	760	660
6.50%, 08/15/2032	1,240	1,320
MasTec, Inc.
4.50%, 08/15/2028 (1)	5,000	4,933
5.90%, 06/15/2029	6,500	6,724
Mexico City Airport Trust
3.88%, 04/30/2028 (1)	3,645	3,531
4.25%, 10/31/2026 (1)	1,720	1,681
5.50%, 07/31/2047 (1)	3,660	3,010
Molex Electronic Technologies LLC
4.75%, 04/30/2028 (1)	5,438	5,472
Norfolk Southern Corp.
3.95%, 10/01/2042	332	271
4.05%, 08/15/2052	1,100	850
4.80%, 08/15/2043	1,273	1,121
7.80%, 05/15/2027	1,705	1,817

The accompanying notes are an integral part of these financial statements.

42

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Industrials – 1.54% – (continued)
Northrop Grumman Corp.
3.85%, 04/15/2045	$195	$154
4.65%, 07/15/2030	8,451	8,525
nVent Finance Sarl
4.55%, 04/15/2028	3,625	3,623
Parker-Hannifin Corp.
4.45%, 11/21/2044	333	287
Penske Truck Leasing Co. Lp / PTL Finance Corp.
6.05%, 08/01/2028 (1)	5,000	5,209
6.20%, 06/15/2030 (1)	2,925	3,119
Precision Castparts Corp.
4.20%, 06/15/2035	75	73
4.38%, 06/15/2045	415	353
Regal Rexnord Corp.
6.05%, 04/15/2028	1,368	1,410
RTX Corp.
2.82%, 09/01/2051	2,550	1,575
3.75%, 11/01/2046	1,130	862
4.15%, 05/15/2045	1,683	1,378
4.35%, 04/15/2047	970	806
4.50%, 06/01/2042	1,823	1,614
5.15%, 02/27/2033	2,076	2,122
Ryder System, Inc.
5.00%, 03/15/2030	2,799	2,839
Siemens Financieringsmaatschappij NV
4.40%, 05/27/2045 (1)	513	448
Siemens Funding BV
4.35%, 05/26/2028 (1)	6,137	6,184
4.60%, 05/28/2030 (1)	10,798	10,906
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (1)	1,400	1,352
5.55%, 04/03/2034 (1)	11,200	11,336
5.70%, 07/25/2033 (1)	2,629	2,694
Textron, Inc.
3.65%, 03/15/2027	4,975	4,911
Union Pacific Corp.
4.10%, 09/15/2067	200	148
United Parcel Service, Inc.
5.95%, 05/14/2055	4,795	4,921
Vontier Corp.
2.40%, 04/01/2028	10,822	10,166
Vulcan Materials Co.
4.70%, 03/01/2048	2,054	1,777
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	5,000	4,935
WestRock MWV LLC
8.20%, 01/15/2030	537	615

Total Industrials		333,223

Technology – 1.24%
Accenture Capital, Inc.
4.25%, 10/04/2031	2,355	2,333
4.50%, 10/04/2034	1,590	1,547
Analog Devices, Inc.
2.95%, 10/01/2051	2,122	1,377
4.25%, 06/15/2028	20,491	20,586
4.50%, 06/15/2030	15,506	15,633

The accompanying notes are an integral part of these financial statements.

43

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Technology – 1.24% – (continued)
Broadcom, Inc.
3.14%, 11/15/2035 (1)	$12,942	$10,916
3.19%, 11/15/2036 (1)	17,915	14,851
3.50%, 02/15/2041 (1)	8,120	6,435
4.75%, 04/15/2029	6,850	6,932
5.05%, 07/12/2029	8,415	8,617
5.15%, 11/15/2031	3,000	3,086
Cadence Design Systems, Inc.
4.30%, 09/10/2029	1,690	1,690
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	14,070	13,715
CGI, Inc.
1.45%, 09/14/2026	2,182	2,107
2.30%, 09/14/2031	3,919	3,388
Concentrix Corp.
6.60%, 08/02/2028	3,000	3,148
Dell International LLC / EMC Corp.
5.00%, 04/01/2030	3,140	3,190
5.30%, 04/01/2032	6,750	6,899
6.02%, 06/15/2026	1,296	1,308
Fiserv, Inc.
3.20%, 07/01/2026	890	880
4.40%, 07/01/2049	2,850	2,333
5.15%, 08/12/2034	10,400	10,438
5.63%, 08/21/2033	1,000	1,040
Foundry JV Holdco LLC
5.90%, 01/25/2033 (1)	1,500	1,555
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	4,180	4,055
5.60%, 10/15/2054	1,656	1,529
Identity Digital Capital LLC
6.79%, 03/20/2065 (7)	10,000	10,000
Intel Corp.
3.05%, 08/12/2051	885	526
3.25%, 11/15/2049	885	561
3.73%, 12/08/2047	1,270	896
5.70%, 02/10/2053	2,475	2,303
International Business Machines Corp.
4.65%, 02/10/2028	2,970	3,004
KLA Corp.
3.30%, 03/01/2050	1,800	1,247
Leidos, Inc.
2.30%, 02/15/2031	1,075	941
5.75%, 03/15/2033	1,000	1,042
Marvell Technology, Inc.
4.75%, 07/15/2030	7,003	7,034
5.45%, 07/15/2035	6,435	6,480
NXP BV / NXP USA, Inc.
2.50%, 05/11/2031	3,495	3,087
2.65%, 02/15/2032	4,875	4,243
3.25%, 05/11/2041	3,600	2,648
3.25%, 11/30/2051	1,505	968
4.30%, 06/18/2029	7,077	7,012
Oracle Corp.
3.60%, 04/01/2040	2,500	2,001
3.60%, 04/01/2050	2,080	1,455
3.80%, 11/15/2037	600	514
3.85%, 07/15/2036	1,065	938

The accompanying notes are an integral part of these financial statements.

44

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Technology – 1.24% – (continued)
3.90%, 05/15/2035	$936	$844
4.30%, 07/08/2034	221	210
4.38%, 05/15/2055	8,400	6,575
4.90%, 02/06/2033	2,930	2,938
5.38%, 09/27/2054	3,677	3,361
5.55%, 02/06/2053	2,000	1,881
6.90%, 11/09/2052	9,000	10,011
Paychex, Inc.
5.10%, 04/15/2030	10,000	10,242
QUALCOMM, Inc.
4.50%, 05/20/2052	1,615	1,367
Roper Technologies, Inc.
1.40%, 09/15/2027	3,050	2,869
2.00%, 06/30/2030	1,150	1,022
SK Hynix, Inc.
1.50%, 01/19/2026 (1)	2,000	1,967
Synopsys, Inc.
5.70%, 04/01/2055	2,900	2,883
Texas Instruments, Inc.
5.05%, 05/18/2063	2,516	2,307
VMware LLC
1.40%, 08/15/2026	8,282	8,010
1.80%, 08/15/2028	1,928	1,784
4.65%, 05/15/2027	1,370	1,378
Workday, Inc.
3.50%, 04/01/2027	3,141	3,100

Total Technology		269,237

Utilities – 3.10%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/2028 (1)	2,015	1,880
AEP Texas, Inc.
3.80%, 10/01/2047	3,715	2,717
AEP Transmission Co. LLC
3.15%, 09/15/2049	580	387
3.75%, 12/01/2047	2,600	1,968
4.00%, 12/01/2046	2,020	1,596
4.25%, 09/15/2048	4,790	3,837
AES Corp.
5.80%, 03/15/2032	3,320	3,371
Alabama Power Co.
3.75%, 03/01/2045	182	142
4.10%, 01/15/2042	233	189
4.15%, 08/15/2044	205	169
6.13%, 05/15/2038	219	236
Alfa Desarrollo SpA
4.55%, 09/27/2051 (1)	2,445	1,799
Ameren Corp.
5.70%, 12/01/2026	5,761	5,853
American Electric Power Co., Inc.
4.30%, 12/01/2028	2,833	2,834
5.70%, 08/15/2025	4,291	4,294
American Water Capital Corp.
3.45%, 06/01/2029	590	572
4.00%, 12/01/2046	2,350	1,860
5.45%, 03/01/2054	5,200	5,030
6.59%, 10/15/2037	386	434

The accompanying notes are an integral part of these financial statements.

45

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 3.10% – (continued)
APA Infrastructure Ltd.
5.13%, 09/16/2034 (1)	$4,130	$4,050
Arizona Public Service Co.
3.75%, 05/15/2046	2,290	1,706
5.05%, 09/01/2041	349	319
Atmos Energy Corp.
4.13%, 10/15/2044	1,860	1,540
4.15%, 01/15/2043	830	696
5.20%, 08/15/2035	8,681	8,782
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028 (1)	10,275	10,218
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	950	594
3.20%, 09/15/2049	1,105	749
3.50%, 08/15/2046	375	275
5.65%, 06/01/2054	1,930	1,913
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051	7,650	4,685
6.13%, 04/01/2036	366	394
Boston Gas Co.
4.49%, 02/15/2042 (1)	253	213
5.84%, 01/10/2035 (1)	2,345	2,437
Brooklyn Union Gas Co.
3.87%, 03/04/2029 (1)	1,125	1,095
4.27%, 03/15/2048 (1)	1,100	845
4.50%, 03/10/2046 (1)	2,000	1,621
Capital Power U.S. Holdings, Inc.
5.26%, 06/01/2028 (1)	5,354	5,427
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	151	118
CenterPoint Energy, Inc.
5.40%, 06/01/2029	851	880
Chile Electricity Lux Mpc II Sarl
5.58%, 10/20/2035 (1)	3,737	3,737
5.67%, 10/20/2035 (1)	2,978	3,000
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (1)	1,333	1,297
CMS Energy Corp.
2.95%, 02/15/2027	348	340
3.00%, 05/15/2026	110	109
Comision Federal de Electricidad
4.69%, 05/15/2029 (1)	3,900	3,811
Commonwealth Edison Co.
3.65%, 06/15/2046	364	275
3.75%, 08/15/2047	1,000	758
4.00%, 03/01/2048	4,615	3,650
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	2,940	2,271
3.88%, 06/15/2047	1,800	1,385
4.30%, 12/01/2056	3,050	2,402
4.50%, 05/15/2058	538	437
5.70%, 06/15/2040	318	326
Constellation Energy Generation LLC
5.75%, 10/01/2041	4,727	4,727
5.80%, 03/01/2033	621	657
6.25%, 10/01/2039	300	320

The accompanying notes are an integral part of these financial statements.

46

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 3.10% – (continued)
Consumers Energy Co.
3.25%, 08/15/2046	$190	$139
4.35%, 08/31/2064	191	149
Delmarva Power & Light Co.
4.00%, 06/01/2042	170	134
Dominion Energy, Inc.
2.85%, 08/15/2026	304	299
4.90%, 08/01/2041	212	191
5.25%, 08/01/2033	1,161	1,169
7.00%, 06/15/2038	124	141
DTE Electric Securitization Funding II LLC
6.09%, 09/01/2037	2,300	2,483
DTE Energy Co.
5.10%, 03/01/2029	5,584	5,694
5.20%, 04/01/2030	4,478	4,582
Duke Energy Carolinas LLC
4.25%, 12/15/2041	141	121
4.95%, 01/15/2033	7,935	8,074
Duke Energy Corp.
3.50%, 06/15/2051	4,000	2,747
3.75%, 09/01/2046	13,800	10,217
3.95%, 08/15/2047	1,740	1,308
4.50%, 08/15/2032	7,305	7,142
5.80%, 06/15/2054	2,000	1,953
6.10%, 09/15/2053	2,730	2,777
Duke Energy Florida LLC
6.20%, 11/15/2053	6,139	6,533
Duke Energy Indiana LLC
3.75%, 05/15/2046	600	454
Duke Energy Ohio, Inc.
5.25%, 04/01/2033	2,515	2,590
Duke Energy Progress LLC
2.90%, 08/15/2051	1,645	1,022
3.70%, 10/15/2046	506	382
4.10%, 05/15/2042	217	180
4.10%, 03/15/2043	181	149
4.15%, 12/01/2044	129	105
4.20%, 08/15/2045	325	267
4.38%, 03/30/2044	132	112
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030 (1)	2,500	2,210
3.62%, 08/01/2027 (1)	6,675	6,468
Electricite de France SA
4.75%, 10/13/2035 (1)	5,000	4,781
5.95%, 04/22/2034 (1)	9,195	9,579
Emera U.S. Finance LP
3.55%, 06/15/2026	1,260	1,246
4.75%, 06/15/2046	3,165	2,631
Enel Finance America LLC
2.88%, 07/12/2041 (1)	1,094	745
Enel Finance International NV
2.13%, 07/12/2028 (1)	4,106	3,833
2.50%, 07/12/2031 (1)	4,538	3,981
3.50%, 04/06/2028 (1)	900	878
3.63%, 05/25/2027 (1)	8,243	8,138
4.63%, 06/15/2027 (1)	2,096	2,104
4.75%, 05/25/2047 (1)	7,050	5,931
5.13%, 06/26/2029 (1)	4,968	5,060

The accompanying notes are an integral part of these financial statements.

47

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 3.10% – (continued)
6.00%, 10/07/2039 (1)	$307	$316
6.80%, 09/15/2037 (1)	2,425	2,672
Entergy Arkansas LLC
2.65%, 06/15/2051	960	562
Entergy Louisiana LLC
2.90%, 03/15/2051	1,570	971
3.05%, 06/01/2031	440	405
3.12%, 09/01/2027	370	362
4.00%, 03/15/2033	2,610	2,460
5.80%, 03/15/2055	2,705	2,705
Entergy Mississippi LLC
5.85%, 06/01/2054	1,200	1,203
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000	9,983
Evergy Kansas Central, Inc.
4.13%, 03/01/2042	4,175	3,459
Evergy Metro, Inc.
4.20%, 03/15/2048	500	398
Evergy Missouri West Storm Funding I LLC
5.10%, 12/01/2038	3,510	3,509
Evergy, Inc.
2.90%, 09/15/2029	2,190	2,056
Eversource Energy
4.75%, 05/15/2026	3,264	3,269
5.95%, 02/01/2029	3,237	3,381
Exelon Corp.
4.95%, 06/15/2035	1,500	1,458
Fells Point Funding Trust
3.05%, 01/31/2027 (1)	9,320	9,118
FirstEnergy Corp.
2.65%, 03/01/2030	1,924	1,767
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/2028 (1)	2,386	2,314
5.20%, 04/01/2028 (1)	1,885	1,923
FirstEnergy Transmission LLC
2.87%, 09/15/2028 (1)	2,781	2,650
Florida Power & Light Co.
3.95%, 03/01/2048	1,326	1,058
5.40%, 09/01/2035	700	723
Fortis, Inc.
3.06%, 10/04/2026	1,568	1,540
Georgia Power Co.
5.20%, 03/15/2035	4,999	5,069
Indiana Michigan Power Co.
3.25%, 05/01/2051	1,570	1,027
ITC Holdings Corp.
2.95%, 05/14/2030 (1)	890	828
5.65%, 05/09/2034 (1)	6,420	6,584
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (1)	740	739
5.10%, 01/15/2035	960	957
6.15%, 06/01/2037	400	425
KeySpan Gas East Corp.
2.74%, 08/15/2026 (1)	538	526
Massachusetts Electric Co.
4.00%, 08/15/2046 (1)	624	494
MidAmerican Energy Co.
5.85%, 09/15/2054	1,320	1,359

The accompanying notes are an integral part of these financial statements.

48

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 3.10% – (continued)
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (1)	$9,900	$9,826
Monongahela Power Co.
5.40%, 12/15/2043 (1)	1,650	1,609
National Fuel Gas Co.
4.75%, 09/01/2028	2,181	2,180
5.50%, 03/15/2030	7,854	8,072
5.95%, 03/15/2035	4,671	4,775
National Rural Utilities Cooperative Finance Corp.
5.00%, 02/07/2031	4,164	4,268
8.00%, 03/01/2032	791	931
Nevada Power Co.
5.38%, 09/15/2040	261	262
5.45%, 05/15/2041	386	381
New England Power Co.
3.80%, 12/05/2047 (1)	5,108	3,908
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (1)	804	793
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	2,787	2,688
1.90%, 06/15/2028	5,605	5,237
5.55%, 03/15/2054	5,000	4,809
5.75%, 09/01/2025	4,320	4,326
5.90%, 03/15/2055	2,895	2,904
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (1)	2,150	1,898
6.00%, 07/03/2055 (1)	4,542	4,542
NiSource, Inc.
1.70%, 02/15/2031	1,640	1,404
5.25%, 02/15/2043	4,699	4,383
5.35%, 07/15/2035	5,099	5,141
5.80%, 02/01/2042	774	761
5.85%, 04/01/2055	11,878	11,752
5.95%, 06/15/2041	1,800	1,831
Northern States Power Co.
3.60%, 09/15/2047	2,395	1,790
4.13%, 05/15/2044	1,480	1,227
NRG Energy, Inc.
2.00%, 12/02/2025 (1)	2,685	2,646
2.45%, 12/02/2027 (1)	6,215	5,899
4.45%, 06/15/2029 (1)	1,155	1,136
Oglethorpe Power Corp.
6.19%, 01/01/2031 (1)	4,587	4,814
6.20%, 12/01/2053	5,485	5,603
Ohio Power Co.
2.90%, 10/01/2051	1,390	849
4.15%, 04/01/2048	1,190	920
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	1,895	1,242
5.75%, 03/15/2029	124	130
Pacific Gas & Electric Co.
2.95%, 03/01/2026	990	977
3.15%, 01/01/2026	9,192	9,104
3.45%, 07/01/2025	1,570	1,570
3.75%, 08/15/2042	376	268
3.95%, 12/01/2047	779	550
4.30%, 03/15/2045	638	482
4.45%, 04/15/2042	1,905	1,510

The accompanying notes are an integral part of these financial statements.

49

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 3.10% – (continued)
4.50%, 07/01/2040	$14,622	$12,183
4.95%, 07/01/2050	4,255	3,430
5.80%, 05/15/2034	4,992	4,991
5.90%, 06/15/2032	2,099	2,142
5.90%, 10/01/2054	5,000	4,533
6.00%, 08/15/2035	2,735	2,766
6.10%, 01/15/2029	975	1,010
6.15%, 01/15/2033	2,228	2,295
6.40%, 06/15/2033	4,698	4,911
PECO Energy Co.
2.80%, 06/15/2050	860	539
3.70%, 09/15/2047	2,120	1,608
3.90%, 03/01/2048	5,235	4,084
4.15%, 10/01/2044	353	293
Pepco Holdings LLC
7.45%, 08/15/2032	222	251
PG&E Recovery Funding LLC
5.23%, 06/01/2042	2,645	2,623
5.53%, 06/01/2049	3,140	3,090
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036	1,735	1,635
5.10%, 06/01/2052	2,420	2,232
5.21%, 12/01/2047	1,285	1,218
Potomac Electric Power Co.
6.50%, 11/15/2037	136	152
PPL Capital Funding, Inc.
4.13%, 04/15/2030	5,397	5,294
5.25%, 09/01/2034	8,083	8,148
PPL Electric Utilities Corp.
3.00%, 10/01/2049	2,105	1,385
4.13%, 06/15/2044	208	174
PSEG Power LLC
5.20%, 05/15/2030 (1)	10,939	11,162
Public Service Co. of Colorado
3.55%, 06/15/2046	353	252
4.10%, 06/15/2048	2,515	1,944
Public Service Co. of Oklahoma
5.20%, 01/15/2035	685	684
6.63%, 11/15/2037	649	705
Public Service Electric & Gas Co.
3.00%, 03/01/2051	4,380	2,855
3.60%, 12/01/2047	1,605	1,189
4.65%, 03/15/2033	7,255	7,210
5.38%, 11/01/2039	117	119
Public Service Enterprise Group, Inc.
1.60%, 08/15/2030	8,395	7,250
Puget Energy, Inc.
2.38%, 06/15/2028	560	529
5.73%, 03/15/2035 (1)	1,470	1,479
RWE Finance U.S. LLC
6.25%, 04/16/2054 (1)	2,000	1,991
San Diego Gas & Electric Co.
2.95%, 08/15/2051	7,230	4,549
3.95%, 11/15/2041	310	246
5.35%, 05/15/2040	3,430	3,370
5.40%, 04/15/2035	4,106	4,193
SCE Recovery Funding LLC
4.70%, 06/15/2040	2,158	2,098

The accompanying notes are an integral part of these financial statements.

50

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 3.10% – (continued)
Sempra
6.00%, 10/15/2039	$1,814	$1,839
Sigeco Securitization I LLC
5.03%, 11/15/2036	2,333	2,351
Southern California Edison Co.
2.95%, 02/01/2051	6,220	3,637
3.65%, 03/01/2028	1,200	1,167
3.90%, 12/01/2041	392	295
4.00%, 04/01/2047	4,584	3,292
4.05%, 03/15/2042	800	600
4.13%, 03/01/2048	1,880	1,364
4.88%, 02/01/2027	4,901	4,929
4.90%, 06/01/2026	4,586	4,590
5.75%, 04/15/2054	5,100	4,568
5.88%, 12/01/2053	2,647	2,416
5.90%, 03/01/2055	1,000	914
6.05%, 03/15/2039	253	253
6.20%, 09/15/2055	5,000	4,788
Southern California Gas Co.
2.55%, 02/01/2030	2,621	2,408
5.05%, 09/01/2034	17,497	17,609
Southern Co.
5.70%, 03/15/2034	3,715	3,882
Southern Co. Gas Capital Corp.
3.25%, 06/15/2026	225	223
3.95%, 10/01/2046	282	217
4.40%, 06/01/2043	160	134
5.75%, 09/15/2033	1,730	1,814
5.88%, 03/15/2041	1,210	1,238
Southern Power Co.
5.15%, 09/15/2041	746	706
Southwest Gas Corp.
3.80%, 09/29/2046	508	373
Southwestern Public Service Co.
4.50%, 08/15/2041	350	302
Toledo Edison Co.
2.65%, 05/01/2028 (1)	1,208	1,131
6.15%, 05/15/2037	680	735
Union Electric Co.
3.65%, 04/15/2045	1,370	1,050
Virginia Electric & Power Co.
3.50%, 03/15/2027	1,732	1,713
4.45%, 02/15/2044	126	107
4.65%, 08/15/2043	1,765	1,547
5.65%, 03/15/2055	5,600	5,516
Vistra Operations Co. LLC
4.30%, 07/15/2029 (1)	3,663	3,609
5.05%, 12/30/2026 (1)	3,646	3,664
5.70%, 12/30/2034 (1)	8,978	9,142
6.00%, 04/15/2034 (1)	7,266	7,545
Xcel Energy, Inc.
3.35%, 12/01/2026	5,105	5,033

Total Utilities		673,107

Total Corporate Bonds (Cost: $6,438,663)		6,247,434

The accompanying notes are an integral part of these financial statements.

51

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Government Related – 27.45%
Other Government Related – 1.28%
Alabama Economic Settlement Authority
4.26%, 09/15/2032	$610	$601
American Municipal Power, Inc.
7.50%, 02/15/2050	1,310	1,508
Atlanta Independent School System
5.56%, 03/01/2026	535	539
Bay Area Toll Authority
6.26%, 04/01/2049	1,650	1,735
Bermuda Government International Bond
2.38%, 08/20/2030 (1)	1,765	1,566
California Municipal Finance Authority
3.28%, 02/01/2046	4,000	2,971
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	270	278
Cassa Depositi e Prestiti SpA
5.88%, 04/30/2029 (1)	6,800	7,112
Chile Government International Bond
2.55%, 01/27/2032	1,398	1,228
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,385	1,380
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,365	1,474
City of New York NY
5.09%, 10/01/2049	1,335	1,260
5.11%, 10/01/2054	910	856
Colombia Government International Bond
7.38%, 04/25/2030	2,786	2,880
Colorado Housing & Finance Authority
6.25%, 11/01/2055	10,000	10,548
Curators of the University of Missouri
5.96%, 11/01/2039	3,025	3,104
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875	746
Empire State Development Corp.
5.84%, 03/15/2040	2,000	2,067
Export-Import Bank of India
3.88%, 02/01/2028 (1)	3,480	3,418
Fannie Mae
0.00%, 03/17/2031	2,250	1,777
0.88%, 08/05/2030	555	480
6.63%, 11/15/2030	2,550	2,885
7.13%, 01/15/2030	1,500	1,706
Federal Farm Credit Banks Funding Corp.
1.42%, 08/19/2032	3,000	2,465
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,649	4,137
Hungary Government International Bond
5.38%, 09/26/2030 (1)	5,275	5,322
Idaho Energy Resources Authority
2.86%, 09/01/2046	3,175	2,184
Illinois State Toll Highway Authority
5.85%, 12/01/2034	7,500	7,858
Israel Government International Bond
5.38%, 02/19/2030	8,572	8,736
Korea National Oil Corp.
4.63%, 03/31/2028 (1)	5,919	5,959

The accompanying notes are an integral part of these financial statements.

52

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Other Government Related – 1.28% – (continued)
4.75%, 04/03/2026 (1)	$1,570	$1,574
4.88%, 04/03/2028 (1)	1,760	1,785
Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400	2,518
Mexico Government International Bond
2.66%, 05/24/2031	2,579	2,231
3.50%, 02/12/2034	3,202	2,683
3.75%, 01/11/2028	3,517	3,441
3.77%, 05/24/2061	1,753	1,032
4.35%, 01/15/2047	42	30
4.40%, 02/12/2052	1,340	938
4.60%, 01/23/2046	1,494	1,126
4.60%, 02/10/2048	1,482	1,099
4.75%, 03/08/2044	450	354
5.75%, 10/12/2110	588	462
5.85%, 07/02/2032	4,785	4,842
6.00%, 05/13/2030	2,185	2,259
6.00%, 05/07/2036	4,736	4,674
6.34%, 05/04/2053	2,248	2,058
6.63%, 01/29/2038	4,864	4,937
6.88%, 05/13/2037	15,274	15,920
7.38%, 05/13/2055	5,280	5,442
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870	6,724
New York State Dormitory Authority
5.60%, 03/15/2040	260	264
Ohio State University
4.80%, 06/01/2111	1,102	922
Panama Government International Bond
4.50%, 04/16/2050	935	631
4.50%, 01/19/2063	4,130	2,653
Peruvian Government International Bond
2.78%, 01/23/2031	2,220	1,987
5.63%, 11/18/2050	190	180
6.20%, 06/30/2055	4,627	4,645
Port Authority of New York & New Jersey
4.46%, 10/01/2062	2,065	1,733
5.65%, 11/01/2040	435	453
5.65%, 11/01/2040	1,260	1,312
Province of Manitoba Canada
2.13%, 06/22/2026	400	392
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120	3,270	2,016
Republic of Poland Government International Bond
5.38%, 02/12/2035	6,810	6,934
5.50%, 03/18/2054	2,147	1,990
Resolution Funding Corp. Principal Strip
0.00%, 04/15/2030	929	766
Romanian Government International Bond
7.50%, 02/10/2037 (1)	4,320	4,485
Saudi Government International Bond
2.25%, 02/02/2033 (1)	1,533	1,286
3.45%, 02/02/2061 (1)	1,185	733
St Johns County Industrial Development Authority
2.54%, 10/01/2030	10,000	9,040
State of California
7.30%, 10/01/2039	275	318
7.50%, 04/01/2034	5,540	6,425

The accompanying notes are an integral part of these financial statements.

53

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Other Government Related – 1.28% – (continued)
State of Illinois
5.10%, 06/01/2033	$25,147	$25,223
Tennessee Valley Authority
1.50%, 09/15/2031	890	764
2.88%, 02/01/2027	805	793
4.25%, 09/15/2065	1,720	1,386
4.63%, 09/15/2060	1,308	1,139
4.88%, 05/15/2035	9,638	9,850
5.25%, 02/01/2055	13,461	13,130
5.50%, 06/15/2038	57	61
5.88%, 04/01/2036	2,967	3,280
7.13%, 05/01/2030	1,615	1,847
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000	1,781
0.00%, 03/15/2032	1,514	1,132
0.00%, 07/15/2034	370	248
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	1,847	1,820
0.00%, 06/15/2035	258	161
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810	1,413
University of Michigan
4.45%, 04/01/2122	7,800	6,117
University of Pittsburgh-of the Commonwealth System of Higher Education
3.56%, 09/15/2119	2,045	1,294
University of Virginia
2.58%, 11/01/2051	3,150	1,907
4.18%, 09/01/2117	1,540	1,148
West Contra Costa Unified School District
6.25%, 08/01/2030	215	235

Total Other Government Related		278,803

U.S. Treasury Obligations – 26.17%
U.S. Treasury Inflation Indexed Bonds
1.75%, 01/15/2028 (8)	919	930
2.50%, 01/15/2029 (8)	617	642
3.63%, 04/15/2028 (8)	2,069	2,200
U.S. Treasury Note/Bond
0.63%, 08/15/2030	2,700	2,303
0.75%, 01/31/2028	73,860	68,525
0.88%, 11/15/2030	20,235	17,357
1.00%, 07/31/2028	32,000	29,501
1.13%, 05/15/2040	1,975	1,228
1.25%, 06/30/2028	90,462	84,218
1.25%, 08/15/2031	15,190	12,995
1.38%, 11/15/2031	101,919	87,200
1.38%, 11/15/2040	50,200	31,981
1.38%, 08/15/2050	24,025	11,845
1.50%, 01/31/2027	822	793
1.50%, 02/15/2030	1,855	1,679
1.63%, 05/15/2031	4,225	3,726
1.63%, 11/15/2050	171,730	90,474
1.75%, 12/31/2026	44,760	43,410
1.75%, 01/31/2029	58,475	54,628
1.75%, 08/15/2041	57,142	37,937
1.88%, 02/28/2029	33,900	31,769
1.88%, 02/15/2032	143,125	125,726

The accompanying notes are an integral part of these financial statements.

54

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 26.17% – (continued)
1.88%, 02/15/2051	$74,045	$41,592
2.00%, 08/15/2025	150	150
2.00%, 11/15/2041	44,234	30,421
2.00%, 02/15/2050	75,410	44,280
2.00%, 08/15/2051	13,200	7,610
2.25%, 02/15/2027	1,530	1,493
2.25%, 05/15/2041	39,825	28,923
2.25%, 08/15/2046	39,102	25,616
2.25%, 08/15/2049	37,090	23,267
2.38%, 03/31/2029	51,735	49,294
2.38%, 02/15/2042	146,314	106,443
2.38%, 11/15/2049	26,885	17,291
2.38%, 05/15/2051	76,375	48,430
2.50%, 02/15/2045	79,890	56,241
2.75%, 05/31/2029	85,230	82,187
2.75%, 08/15/2042	19,600	14,998
2.75%, 11/15/2042	13,300	10,131
2.88%, 04/30/2029	36,460	35,348
2.88%, 05/15/2032	53,595	50,007
2.88%, 05/15/2043	107,560	82,901
2.88%, 05/15/2049	81,880	58,778
2.88%, 05/15/2052	110,206	77,557
3.00%, 11/15/2044	84,915	65,388
3.00%, 11/15/2045	1,340	1,021
3.00%, 02/15/2047	780	586
3.00%, 02/15/2048	5,685	4,224
3.00%, 08/15/2048	7,860	5,813
3.00%, 02/15/2049	21,465	15,815
3.00%, 08/15/2052	72,619	52,419
3.13%, 08/31/2027	94,675	93,510
3.13%, 08/31/2029	19,000	18,541
3.13%, 02/15/2043	20,360	16,373
3.25%, 06/30/2027	8,855	8,776
3.25%, 06/30/2029	40,000	39,269
3.25%, 05/15/2042	52,758	43,639
3.38%, 05/15/2033	37,000	35,270
3.38%, 08/15/2042	148,622	124,744
3.38%, 05/15/2044	9,980	8,209
3.50%, 09/30/2029	16,109	15,947
3.50%, 02/15/2033	24,650	23,762
3.63%, 03/31/2028	40,000	39,931
3.63%, 08/31/2029	27,753	27,615
3.63%, 03/31/2030	7,400	7,347
3.63%, 08/15/2043	22,130	19,039
3.63%, 02/15/2044	10,150	8,690
3.63%, 02/15/2053	62,976	51,409
3.63%, 05/15/2053	9,911	8,084
3.75%, 06/30/2027	65,651	65,692
3.75%, 04/15/2028	11,000	11,014
3.75%, 12/31/2028	15,825	15,839
3.75%, 11/15/2043	10,943	9,561
3.88%, 11/30/2027	83,250	83,569
3.88%, 06/15/2028	28,347	28,498
3.88%, 12/31/2029	132,030	132,592
3.88%, 04/30/2030	43,623	43,793
3.88%, 06/30/2030	94,137	94,497
3.88%, 08/15/2040	25,825	23,758

The accompanying notes are an integral part of these financial statements.

55

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 26.17% – (continued)
3.88%, 02/15/2043	$27,584	$24,692
3.88%, 05/15/2043	131,396	117,363
4.00%, 01/31/2029	39,035	39,387
4.00%, 07/31/2029	26,980	27,232
4.00%, 02/28/2030	65,024	65,656
4.00%, 03/31/2030	18,256	18,426
4.00%, 05/31/2030	32,041	32,351
4.00%, 01/31/2031	62,900	63,345
4.00%, 06/30/2032	14,820	14,832
4.00%, 02/15/2034	8,646	8,556
4.00%, 11/15/2042	7,741	7,062
4.13%, 02/28/2027	67,600	67,951
4.13%, 07/31/2028	11,130	11,264
4.13%, 03/31/2029	19,602	19,867
4.13%, 10/31/2029	27,275	27,665
4.13%, 08/31/2030	63,050	63,961
4.13%, 03/31/2031	29,075	29,441
4.13%, 10/31/2031	108,505	109,637
4.13%, 02/29/2032	48,624	49,068
4.13%, 08/15/2044	38,335	35,120
4.13%, 08/15/2053	8,982	8,023
4.25%, 11/30/2026	38,525	38,724
4.25%, 01/15/2028	284,800	288,483
4.25%, 02/28/2029	39,039	39,727
4.25%, 06/30/2029	23,088	23,517
4.25%, 01/31/2030	96,853	98,764
4.25%, 11/15/2034	111,655	112,021
4.25%, 05/15/2035	51,551	51,632
4.25%, 05/15/2039	9,000	8,762
4.25%, 02/15/2054	65,436	59,690
4.25%, 08/15/2054	19,804	18,085
4.38%, 08/31/2028	19,910	20,303
4.38%, 11/30/2028	16,913	17,265
4.38%, 12/31/2029	27,598	28,283
4.38%, 11/30/2030	22,375	22,954
4.38%, 01/31/2032	126,455	129,453
4.38%, 05/15/2034	54,375	55,222
4.38%, 11/15/2039	14,000	13,724
4.38%, 05/15/2041	1,500	1,454
4.38%, 08/15/2043	12,140	11,571
4.50%, 05/31/2029	24,742	25,417
4.50%, 12/31/2031	975	1,005
4.50%, 11/15/2033	14,450	14,843
4.50%, 02/15/2044	17,022	16,448
4.50%, 11/15/2054	23,817	22,697
4.63%, 09/30/2028	22,646	23,273
4.63%, 04/30/2029	33,563	34,612
4.63%, 02/15/2035	4,050	4,178
4.63%, 05/15/2044	64,411	63,166
4.63%, 11/15/2044	32,465	31,780
4.63%, 05/15/2054	17,189	16,695
4.63%, 02/15/2055	44,191	43,017
4.75%, 11/15/2043	38,892	38,851
4.75%, 02/15/2045	32,197	32,026
4.75%, 11/15/2053	78,671	77,958
4.75%, 05/15/2055	2,057	2,045
4.88%, 10/31/2028	13,897	14,396

The accompanying notes are an integral part of these financial statements.

56

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
4.88%, 10/31/2030	$3,090	$3,244
5.00%, 05/15/2045	94,383	96,949
U.S. Treasury Strip Coupon
0.00%, 08/15/2027	44,314	40,910
0.00%, 11/15/2027	29,607	27,081
0.00%, 05/15/2030	50,000	41,403
0.00%, 11/15/2030	32,075	25,964
0.00%, 02/15/2031	26,310	21,042
0.00%, 05/15/2031	21,720	17,173
0.00%, 08/15/2031	29,650	23,178
0.00%, 11/15/2031	14,830	11,455
0.00%, 02/15/2032	46,250	35,304
0.00%, 11/15/2034	2,487	1,654
0.00%, 02/15/2035	1,824	1,197
0.00%, 05/15/2035	1,920	1,245
0.00%, 08/15/2035	175	112
0.00%, 05/15/2036	121	74
0.00%, 11/15/2040	20,090	9,521
0.00%, 02/15/2041	89,420	41,805
0.00%, 05/15/2041	10,000	4,613
0.00%, 08/15/2041	1,425	648
0.00%, 05/15/2043	43,405	17,809
0.00%, 11/15/2043	45,100	17,979
0.00%, 02/15/2045	4,035	1,508
0.00%, 08/15/2045	7,000	2,550
0.00%, 02/15/2046	20,000	7,110
0.00%, 08/15/2046	5,975	2,078
0.00%, 08/15/2048	3,095	972
0.00%, 05/15/2049	10,000	3,026

Total U.S. Treasury Obligations		5,678,803

Total Government Related (Cost: $6,220,253)		5,957,606

Mortgage-Backed Obligations – 32.50%
20 Times Square Trust 2018-20TS
3.20%, 05/15/2035, Series 2018-20TS, Class D (1)(4)	5,204	4,684
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034, Series 2004-2CB, Class 1A9	192	197
Alternative Loan Trust 2005-1CB
2.67% (1 Month Term SOFR + 6.99%, 7.10% Cap), 03/25/2035, Series 2005-1CB, Class 1A6 (2)(9)	60	7
Alternative Loan Trust 2005-20CB
0.32% (1 Month Term SOFR + 4.64%, 4.75% Cap), 07/25/2035, Series 2005-20CB, Class 3A8 (2)(9)	248	12
Alternative Loan Trust 2005-22T1
0.64% (1 Month Term SOFR + 4.96%, 5.07% Cap), 06/25/2035, Series 2005-22T1, Class A2 (2)(9)	375	26
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035, Series 2005-28CB, Class 1A4	97	83
6.00%, 08/25/2035, Series 2005-28CB, Class 3A5	5	2
Alternative Loan Trust 2005-37T1
0.62% (1 Month Term SOFR + 4.94%, 5.05% Cap), 09/25/2035, Series 2005-37T1, Class A2 (2)(9)	1,268	86
Alternative Loan Trust 2005-54CB
0.42% (1 Month Term SOFR + 4.74%, 4.85% Cap), 11/25/2035, Series 2005-54CB, Class 1A2 (2)(9)	315	17
5.50%, 11/25/2035, Series 2005-54CB, Class 1A7	1	1
5.50%, 11/25/2035, Series 2005-54CB, Class 1A11	80	61
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035, Series 2005-64CB, Class 1A9	35	32
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036, Series 2006-28CB, Class A17	47	22

The accompanying notes are an integral part of these financial statements.

57

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035, Series 2006-1, Class A5 (1)(4)(5)	$0	$0
Anchor Mortgage Trust 2025-RTL1
5.72%, 05/25/2040, Series 2025-RTL1, Class A1 (1)(3)	8,615	8,615
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036, Series 2011-1, Class 2A35 (1)(4)	27	8
ATLX 2024-RPL1 Trust
3.85%, 04/25/2064, Series 2024-RPL1, Class A1 (1)(3)	3,336	3,221
ATLX 2024-RPL2 Trust
3.85%, 04/25/2063, Series 2024-RPL2, Class A1 (1)(3)	4,157	3,988
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.35%, 08/15/2046, Series 2014-520M, Class C (1)(4)	1,200	824
BAMLL Re-REMIC Trust 2024-FRR4
2.27%, 11/27/2048, Series 2024-FRR4, Class C (1)(4)	9,716	9,436
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049, Series 2004-6, Class 15PO (5)	1	0
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034, Series 2004-1, Class PO	9	7
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034, Series 2004-2, Class 1CB1	384	369
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035, Series 2005-6, Class 2A7	12	11
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035, Series 2005-7, Class 30PO	7	8
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036, Series 2005-8, Class 30PO	3	2
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036, Series 2006-1, Class XPO	3	2
Banc of America Mortgage 2003-C Trust
7.00%, 04/25/2033, Series 2003-C, Class 3A1 (4)	1	1
BANK 2017-BNK4
3.63%, 05/15/2050, Series 2017-BNK4, Class A4	6,790	6,683
BANK 2017-BNK8
3.49%, 11/15/2050, Series 2017-BNK8, Class A4	12,745	12,312
BANK 2017-BNK9
3.54%, 11/15/2054, Series 2017-BNK9, Class A4	6,100	5,950
BANK 2018-BNK10
3.69%, 02/15/2061, Series 2018-BN10, Class A5	4,000	3,925
BANK 2019-BNK21
2.85%, 10/17/2052, Series 2019-BN21, Class A5	10,450	9,637
BANK 2020-BNK29
2.00%, 11/15/2053, Series 2020-BN29, Class A4	11,175	9,557
BANK 2021-BNK37
2.37%, 11/15/2064, Series 2021-BN37, Class A4	22,400	19,429
BANK 2024-BNK47
5.72%, 06/15/2057, Series 2024-BNK47, Class A5	6,503	6,838
BANK 2025-BNK49
5.62%, 03/15/2058, Series 2025-BNK49, Class A5 (4)	7,653	7,998
BANK5 2024-5YR10
5.30%, 10/15/2057, Series 2024-5YR10, Class A3	5,000	5,124
BANK5 2024-5YR12
5.90%, 12/15/2057, Series 2024-5YR12, Class A3 (4)	10,000	10,491
BANK5 2025-5YR14
5.65%, 04/15/2058, Series 2025-5YR14, Class A3	7,410	7,713
BANK5 Trust 2025-5YR13
5.03%, 01/15/2058, Series 2025-5YR13, Class A2	11,450	11,609
BBCMS Mortgage Trust 2017-C1
3.67%, 02/15/2050, Series 2017-C1, Class A4	1,625	1,592

The accompanying notes are an integral part of these financial statements.

58

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051, Series 2018-C2, Class A4	$20,000	$19,530
BBCMS Mortgage Trust 2021-C12
2.42%, 11/15/2054, Series 2021-C12, Class A4	25,600	22,635
BBCMS Mortgage Trust 2022-C16
4.60%, 06/15/2055, Series 2022-C16, Class A5 (4)	8,750	8,622
BBCMS Mortgage Trust 2023-C21
6.51%, 09/15/2056, Series 2023-C21, Class A2 (4)	10,260	10,766
Bear Stearns ARM Trust 2003-2
6.26%, 01/25/2033, Series 2003-2, Class A5 (1)(4)	42	42
Bear Stearns ARM Trust 2003-7
7.04%, 10/25/2033, Series 2003-7, Class 3A (4)	1	1
Bear Stearns ARM Trust 2004-2
4.52%, 05/25/2034, Series 2004-2, Class 14A (4)	19	18
Bear Stearns ARM Trust 2006-1
6.53% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036, Series 2006-1, Class A1 (2)	44	42
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034, Series 2004-AC2, Class 2A	13	10
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
1.17%, 01/12/2045, Series 2007-T26, Class X1 (1)(4)(5)	28	0
Benchmark 2018-B3 Mortgage Trust
3.76%, 04/10/2051, Series 2018-B3, Class A4	16,256	15,981
Benchmark 2018-B6 Mortgage Trust
4.26%, 10/10/2051, Series 2018-B6, Class A4	8,862	8,740
Benchmark 2019-B15 Mortgage Trust
2.67%, 12/15/2072, Series 2019-B15, Class A4	30,000	27,566
Benchmark 2020-B17 Mortgage Trust
2.29%, 03/15/2053, Series 2020-B17, Class A5	2,481	2,196
Benchmark 2020-B19 Mortgage Trust
1.55%, 09/15/2053, Series 2020-B19, Class A4	21,500	19,031
Benchmark 2020-B21 Mortgage Trust
1.98%, 12/17/2053, Series 2020-B21, Class A5	3,252	2,818
Benchmark 2021-B24 Mortgage Trust
2.01%, 03/15/2054, Series 2021-B24, Class A3	10,000	9,177
2.26%, 03/15/2054, Series 2021-B24, Class A4	20,000	17,683
2.58%, 03/15/2054, Series 2021-B24, Class A5	2,400	2,107
Benchmark 2021-B27 Mortgage Trust
2.10%, 07/15/2054, Series 2021-B27, Class A4	22,500	19,761
Benchmark 2022-B32 Mortgage Trust
3.04%, 01/15/2055, Series 2022-B32, Class A3	23,000	21,050
Benchmark 2023-V3 Mortgage Trust
5.90%, 07/15/2056, Series 2023-V3, Class A2	3,100	3,206
Benchmark 2024-V10 Mortgage Trust
4.80%, 09/15/2057, Series 2024-V10, Class A2	7,675	7,730
BRAVO Residential Funding Trust 2023-RPL1
5.00%, 05/25/2063, Series 2023-RPL1, Class A1 (1)(4)	3,373	3,339
BRAVO Residential Funding Trust 2024 RPL1
3.25%, 10/25/2063, Series 2024-RPL1, Class A1 (1)(4)	6,307	5,828
Brean Asset Backed Securities Trust 2025-RM11
4.75%, 05/25/2065, Series 2025-RM11, Class A1 (1)(4)	5,886	5,727
BVRT 2025-1 LLC
4.30% (30-day Average SOFR + 0.00%), 05/10/2033, Series 2025-1, Class A (1)(2)	8,544	8,228
BX Commercial Mortgage Trust 2024-VLT5
5.59%, 11/13/2046, Series 2024-VLT5, Class A (1)(4)	3,411	3,448
CD 2006-CD3 Mortgage Trust
0.19%, 10/15/2048, Series 2006-CD3, Class XS (1)(4)(5)	70	0
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057, Series 2019-CD8, Class A3	19,087	17,691

The accompanying notes are an integral part of these financial statements.

59

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
CFCRE Commercial Mortgage Trust 2017-C8
3.30%, 06/15/2050, Series 2017-C8, Class A3	$20,214	$19,729
Chase Home Lending Mortgage Trust 2023-RPL1
3.50%, 06/25/2062, Series 2023-RPL1, Class A1 (1)(4)	5,895	5,413
Chase Home Lending Mortgage Trust Series 2024-RPL1
3.25%, 03/25/2064, Series 2024-RPL1, Class A1A (1)(4)	9,118	8,104
Chase Home Lending Mortgage Trust Series 2024-RPL2
3.25%, 08/25/2064, Series 2024-RPL2, Class A1A (1)(4)	22,442	19,872
Chase Home Lending Mortgage Trust Series 2024-RPL3
3.25%, 09/25/2064, Series 2024-RPL3, Class A1A (1)(4)	1,599	1,421
Chase Mortgage Finance Trust Series 2007-A1
5.97%, 02/25/2037, Series 2007-A1, Class 2A1 (4)	14	14
6.33%, 02/25/2037, Series 2007-A1, Class 9A1 (4)	11	11
6.55%, 02/25/2037, Series 2007-A1, Class 1A3 (4)	6	6
7.29%, 02/25/2037, Series 2007-A1, Class 7A1 (4)(5)	0	0
Chase Mortgage Finance Trust Series 2007-A2
6.61%, 06/25/2035, Series 2007-A2, Class 2A1 (4)	13	13
6.91%, 06/25/2035, Series 2007-A2, Class 1A1 (4)	3	3
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032, Series 2002-18, Class PO	3	3
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034, Series 2004-3, Class A26	10	10
5.75%, 04/25/2034, Series 2004-3, Class A4	7	7
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034, Series 2004-5, Class 1A4	40	40
CHL Mortgage Pass-Through Trust 2004-7
5.42%, 06/25/2034, Series 2004-7, Class 2A1 (4)	3	3
CHL Mortgage Pass-Through Trust 2004-HYB1
5.26%, 05/20/2034, Series 2004-HYB1, Class 2A (4)	5	5
CHL Mortgage Pass-Through Trust 2004-HYB3
4.67%, 06/20/2034, Series 2004-HYB3, Class 2A (4)	18	17
CHL Mortgage Pass-Through Trust 2004-HYB6
5.85%, 11/20/2034, Series 2004-HYB6, Class A3 (4)	16	15
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035, Series 2005-14, Class A2	8	3
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035, Series 2005-16, Class A23	5	3
CHL Mortgage Pass-Through Trust 2005-22
5.20%, 11/25/2035, Series 2005-22, Class 2A1 (4)	71	59
CIM TRUST 2022-R3
4.50%, 03/25/2062, Series 2022-R3, Class A1 (1)(4)	2,007	1,969
CIM Trust 2023-R2
5.50%, 08/25/2064, Series 2023-R2, Class A1 (1)(4)	8,225	8,299
CIM Trust 2024-R1
4.75%, 06/25/2064, Series 2024-R1, Class A1 (1)(4)	5,587	5,541
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036, Series 2006-4, Class 1A2	17	15
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049, Series 2016-C1, Class A3	9,561	9,457
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049, Series 2016-P6, Class A5 (4)	2,783	2,715
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050, Series 2017-P7, Class A3	14,163	13,945
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050, Series 2017-P8, Class A3	21,000	20,509
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051, Series 2018-B2, Class A3	21,253	20,981
4.01%, 03/10/2051, Series 2018-B2, Class A4	14,360	14,121

The accompanying notes are an integral part of these financial statements.

60

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
Citigroup Commercial Mortgage Trust 2018-C5
4.23%, 06/10/2051, Series 2018-C5, Class A4 (4)	$3,750	$3,703
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072, Series 2019-C7, Class A3	2,146	2,003
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033, Series 2003-UP2, Class PO1 (5)	0	0
7.74%, 09/25/2033, Series 2003-HYB1, Class A (4)	12	13
Citigroup Mortgage Loan Trust 2009-10
6.53%, 09/25/2033, Series 2009-10, Class 1A1 (1)(4)	26	26
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058, Series 2015-A, Class B2 (1)(4)	117	114
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033, Series 2003-1, Class PO3	1	1
0.00%, 10/25/2033, Series 2003-1, Class PO2 (5)	0	0
3.50%, 02/25/2035, Series 2005-1, Class 2A1A (4)	13	12
4.49%, 08/25/2035, Series 2005-5, Class 1A2 (4)	36	31
5.25%, 10/25/2033, Series 2003-1, Class 2A5	4	4
5.50%, 05/25/2035, Series 2005-2, Class 2A11	34	33
5.50%, 11/25/2035, Series 2005-9, Class 2A2 (5)	1	0
6.23%, 08/25/2034, Series 2004-UST1, Class A6 (4)	3	3
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030, Series 2013-300P, Class A1 (1)	516	515
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048, Series 2015-CR24, Class A5	425	424
COMM 2015-CCRE25 Mortgage Trust
3.76%, 08/10/2048, Series 2015-CR25, Class A4	848	847
COMM 2018-HOME Mortgage Trust
3.94%, 04/10/2033, Series 2018-HOME, Class A (1)(4)	10,975	10,651
Connecticut Avenue Securities Trust 2021-R03
5.16% (30-day Average SOFR + 0.85%), 12/25/2041, Series 2021-R03, Class 1M1 (1)(2)	1,376	1,373
Connecticut Avenue Securities Trust 2022-R01
6.21% (30-day Average SOFR + 1.90%), 12/25/2041, Series 2022-R01, Class 1M2 (1)(2)	5,280	5,323
Connecticut Avenue Securities Trust 2023-R05
6.21% (30-day Average SOFR + 1.90%), 06/25/2043, Series 2023-R05, Class 1M1 (1)(2)	3,265	3,297
Connecticut Avenue Securities Trust 2023-R06
6.01% (30-day Average SOFR + 1.70%), 07/25/2043, Series 2023-R06, Class 1M1 (1)(2)	1,526	1,535
Connecticut Avenue Securities Trust 2023-R08
5.81% (30-day Average SOFR + 1.50%), 10/25/2043, Series 2023-R08, Class 1M1 (1)(2)	2,429	2,436
Connecticut Avenue Securities Trust 2024-R01
5.36% (30-day Average SOFR + 1.05%), 01/25/2044, Series 2024-R01, Class 1M1 (1)(2)	813	813
Connecticut Avenue Securities Trust 2025-R04
5.31% (30-day Average SOFR + 1.00%), 05/25/2045, Series 2025-R04, Class 1A1 (1)(2)	4,862	4,864
COOPR Residential Mortgage Trust 2025-CES2
5.50%, 06/25/2060, Series 2025-CES2, Class A1A (1)(4)	9,600	9,648
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.03%, 01/15/2049, Series 2007-C2, Class AX (1)(4)(5)	1,712	0
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033, Series 2003-23, Class 1P	21	15
5.25%, 09/25/2033, Series 2003-21, Class 1A4	15	15
6.68%, 02/25/2033, Series 2003-1, Class DB1 (4)	33	34
7.15%, 06/25/2033, Series 2003-AR15, Class 3A1 (4)	3	3
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050, Series 2017-C8, Class A3	5,622	5,465
CSAIL 2021-C20 Commercial Mortgage Trust
2.49%, 03/15/2054, Series 2021-C20, Class A2	20,612	18,727
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034, Series 2004-4, Class 2A4	16	17

The accompanying notes are an integral part of these financial statements.

61

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034, Series 2004-8, Class 1A4	$42	$42
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035, Series 2005-10, Class AP	4	3
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035, Series 2005-9, Class AP	3	2
5.50%, 10/25/2035, Series 2005-9, Class DX	80	12
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D (1)	3,000	2,269
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057, Series 2018-RPL9, Class A (1)(4)	2,998	2,905
CSMC 2022-RPL4 Trust
3.90%, 04/25/2062, Series 2022-RPL4, Class A1 (1)(4)	3,321	3,156
CSMCM 2018-RPL4 Trust
0.00%, 05/25/2058, Series 2018-RPL4 (1)(4)	1,267	1,148
CSMCM 2018-RPL9 Trust
4.16%, 09/25/2057, Series 2018-RPL9, Class CERT (1)(4)	1,612	1,323
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049, Series 2016-C1, Class A3A	13,217	13,098
DBJPM 2016-C3 Mortgage Trust
2.89%, 08/10/2049, Series 2016-C3, Class A5	3,064	3,002
DBJPM 20-C9 Mortgage Trust
1.64%, 08/15/2053, Series 2020-C9, Class A4	20,600	18,338
Fannie Mae
2.00%, 07/01/2040 (10)	9,695	8,857
2.00%, 07/01/2055 (10)	24,860	19,674
2.50%, 07/01/2055 (10)	13,310	11,034
3.00%, 07/01/2040 (10)	1,860	1,773
3.00%, 05/25/2044 (10)	27,925	24,160
3.50%, 07/01/2055 (10)	14,220	12,801
4.00%, 07/01/2055 (10)	21,425	19,919
4.50%, 07/01/2055 (10)	20,835	19,927
5.00%, 07/01/2055 (10)	25,275	24,768
5.50%, 07/01/2055 (10)	50,435	50,424
6.00%, 07/01/2055 (10)	22,560	22,925
6.50%, 07/01/2055 (10)	19,175	19,798
7.00%, 08/13/2055 (10)	10,225	10,726
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039, Series 1999-T2, Class A1 (4)	24	24
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040, Series 2001-T3, Class A1	42	43
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042, Series 2002-T16, Class A2	60	63
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044, Series 2004-T1, Class 1A2	8	8
Fannie Mae Grantor Trust 2004-T2
5.27%, 07/25/2043, Series 2004-T2, Class 2A (4)	32	32
7.50%, 11/25/2043, Series 2004-T2, Class 1A4	75	76
Fannie Mae Grantor Trust 2004-T3
6.50%, 02/25/2044, Series 2004-T3, Class 1A2	151	155
7.00%, 02/25/2044, Series 2004-T3, Class 1A3	63	65
9.31%, 01/25/2044, Series 2004-T3, Class PT1 (4)	11	11
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027, Series 2017-T1, Class A	6,464	6,288
Fannie Mae Interest Strip
0.00%, 01/25/2033, Series 329, Class 1	2	2
3.00%, 08/25/2052, Series 430, Class C56	2,383	385

The accompanying notes are an integral part of these financial statements.

62

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
4.92% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 08/25/2042, Series 412, Class F2 (2)	$189	$184
4.97% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/25/2042, Series 411, Class F1 (2)	588	583
5.00%, 12/25/2033, Series 345, Class 6 (4)(5)	4	0
5.50%, 05/25/2036, Series 365, Class 8	15	3
5.50%, 08/25/2036, Series 374, Class 5	10	2
5.50%, 04/25/2037, Series 393, Class 6 (5)	4	0
6.00%, 01/25/2038, Series 383, Class 33	10	2
Fannie Mae Pool
1.40%, 11/01/2032	8,500	6,884
1.50%, 01/01/2031	10,000	8,640
1.50%, 02/01/2036	2,711	2,416
1.50%, 02/01/2036	8,651	7,731
1.50%, 08/01/2036	9,479	8,447
1.50%, 09/01/2036	4,153	3,697
1.50%, 11/01/2036	2,629	2,336
1.50%, 05/01/2037	4,176	3,712
1.50%, 11/01/2040	5,109	4,263
1.50%, 03/01/2041	949	786
1.50%, 02/01/2042	1,216	1,000
1.50%, 10/01/2050	1,709	1,286
1.50%, 11/01/2050	10,248	7,719
1.50%, 12/01/2050	21,744	16,364
1.50%, 01/01/2051	1,359	1,023
1.50%, 02/01/2051	16,658	12,535
1.50%, 07/01/2051	6,181	4,650
1.51%, 11/01/2032 (4)	32,518	26,847
1.56%, 01/01/2031	2,275	1,970
1.73%, 11/01/2031	8,634	7,468
1.75%, 03/01/2032 (4)	14,945	12,769
1.80%, 10/01/2033	7,500	6,196
2.00%, 03/01/2031	3,325	3,175
2.00%, 08/01/2031	737	701
2.00%, 01/01/2032	6,988	6,628
2.00%, 05/01/2036	5,285	4,837
2.00%, 06/01/2036	5,908	5,458
2.00%, 08/01/2036	2,491	2,282
2.00%, 02/01/2037	8,707	8,020
2.00%, 03/01/2037	172	158
2.00%, 06/01/2040	2,266	1,966
2.00%, 07/01/2040	2,146	1,861
2.00%, 09/01/2040	1,231	1,076
2.00%, 01/01/2041	1,134	978
2.00%, 02/01/2041	5,988	5,168
2.00%, 05/01/2041	19,561	16,818
2.00%, 06/01/2041	9,007	7,769
2.00%, 08/01/2041	11,043	9,521
2.00%, 10/01/2041	815	702
2.00%, 02/01/2042	13,772	11,855
2.00%, 04/01/2042	4,998	4,289
2.00%, 08/01/2042	10,325	8,862
2.00%, 05/01/2050	12,842	10,267
2.00%, 06/01/2050	24,248	19,386
2.00%, 07/01/2050	8,182	6,525
2.00%, 09/01/2050	18,553	14,765
2.00%, 10/01/2050	37,803	30,164
2.00%, 11/01/2050	1,224	985
2.00%, 11/01/2050	15,306	12,218

The accompanying notes are an integral part of these financial statements.

63

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
2.00%, 12/01/2050	$8,438	$6,730
2.00%, 01/01/2051	32,657	26,038
2.00%, 02/01/2051	2,380	1,895
2.00%, 02/01/2051	8,623	6,867
2.00%, 03/01/2051	34,018	27,070
2.00%, 04/01/2051	7,910	6,294
2.00%, 05/01/2051	286	221
2.00%, 07/01/2051	2,451	1,950
2.00%, 07/01/2051	8,594	6,856
2.00%, 07/01/2051	13,155	10,496
2.00%, 08/01/2051	1,864	1,490
2.00%, 08/01/2051	6,756	5,366
2.00%, 08/01/2051	10,363	8,307
2.00%, 09/01/2051	10,490	8,343
2.00%, 10/01/2051	533	427
2.00%, 10/01/2051	1,503	1,191
2.00%, 10/01/2051	2,620	2,076
2.00%, 10/01/2051	8,489	6,861
2.00%, 11/01/2051	8,046	6,389
2.00%, 12/01/2051	10,234	8,227
2.00%, 12/01/2051	11,173	9,007
2.00%, 01/01/2052	12,335	9,860
2.00%, 02/01/2052	4,745	3,805
2.00%, 02/01/2052	7,826	6,208
2.00%, 05/01/2052	10,514	8,336
2.05%, 06/01/2035	2,450	1,963
2.08%, 10/01/2033	9,397	7,929
2.16%, 01/01/2034	6,070	5,024
2.22%, 02/01/2032	5,100	4,453
2.50%, 04/01/2030	442	428
2.50%, 05/01/2030	602	582
2.50%, 07/01/2032	1,975	1,893
2.50%, 08/01/2032	2,180	2,093
2.50%, 09/01/2032	2,085	2,002
2.50%, 12/01/2034	5,394	5,090
2.50%, 07/01/2035	7,240	6,928
2.50%, 08/01/2035	1,413	1,327
2.50%, 08/01/2035	2,682	2,518
2.50%, 09/01/2035	3,699	3,474
2.50%, 10/01/2035	104	97
2.50%, 01/01/2036	9,622	9,050
2.50%, 07/01/2036	3,580	3,417
2.50%, 11/01/2036	8,174	7,648
2.50%, 11/01/2036	9,532	8,957
2.50%, 12/01/2036	954	885
2.50%, 04/01/2042	4,803	4,224
2.50%, 09/01/2042	715	638
2.50%, 01/01/2043	1,007	891
2.50%, 01/01/2043	4,991	4,399
2.50%, 02/01/2043	461	406
2.50%, 10/01/2043	954	841
2.50%, 05/01/2046	414	354
2.50%, 07/01/2046	984	841
2.50%, 08/01/2046	379	324
2.50%, 10/01/2046	318	272
2.50%, 03/01/2050	587	493
2.50%, 05/01/2050	8,275	6,959

The accompanying notes are an integral part of these financial statements.

64

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
2.50%, 06/01/2050	$4,846	$4,083
2.50%, 06/01/2050	11,721	9,863
2.50%, 07/01/2050	9,952	8,390
2.50%, 08/01/2050	4,113	3,448
2.50%, 09/01/2050	2,305	1,950
2.50%, 09/01/2050	5,939	4,824
2.50%, 09/01/2050	6,814	5,700
2.50%, 09/01/2050	10,125	8,531
2.50%, 10/01/2050	6,205	5,256
2.50%, 10/01/2050	34,220	28,530
2.50%, 12/01/2050	415	347
2.50%, 12/01/2050	9,579	8,030
2.50%, 02/01/2051	1,111	936
2.50%, 02/01/2051	3,372	2,834
2.50%, 02/01/2051	4,115	3,414
2.50%, 03/01/2051	9,429	7,864
2.50%, 04/01/2051	21,387	17,857
2.50%, 05/01/2051	5,208	4,441
2.50%, 05/01/2051	8,989	7,487
2.50%, 06/01/2051	9,272	7,739
2.50%, 06/01/2051	12,166	10,104
2.50%, 08/01/2051	8,166	6,857
2.50%, 09/01/2051	398	325
2.50%, 09/01/2051	6,043	5,084
2.50%, 09/01/2051	10,750	9,019
2.50%, 10/01/2051	9,843	8,206
2.50%, 10/01/2051	13,760	11,515
2.50%, 11/01/2051	1,147	962
2.50%, 11/01/2051	8,484	7,147
2.50%, 11/01/2051	14,121	11,844
2.50%, 12/01/2051	1,108	930
2.50%, 12/01/2051	5,958	4,986
2.50%, 12/01/2051	10,691	9,004
2.50%, 12/01/2051	11,434	9,592
2.50%, 01/01/2052	8,821	7,406
2.50%, 02/01/2052	778	648
2.50%, 02/01/2052	9,989	8,308
2.50%, 02/01/2052	13,013	10,928
2.50%, 02/01/2052	16,527	13,949
2.50%, 03/01/2052	621	520
2.50%, 03/01/2052	1,842	1,535
2.50%, 03/01/2052	6,365	5,333
2.50%, 03/01/2052	10,284	8,532
2.50%, 04/01/2052	11,125	9,248
2.50%, 05/01/2052	15,319	12,869
2.50%, 05/01/2052	17,441	14,693
2.50%, 05/01/2052	28,099	23,585
2.50%, 09/01/2052	978	812
2.50%, 09/01/2052	18,252	15,229
2.50%, 07/01/2061	8,932	7,090
2.50%, 09/01/2061	5,232	4,153
2.50%, 03/01/2062	8,309	6,596
2.52%, 11/01/2029	13,503	12,631
2.58%, 09/01/2028	3,577	3,421
2.59%, 09/01/2028	7,195	6,882
2.62%, 10/01/2028	8,357	7,953
2.67%, 12/01/2035	15,510	12,894
2.83%, 05/01/2027	7,541	7,373

The accompanying notes are an integral part of these financial statements.

65

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
2.90%, 10/01/2029	$3,095	$2,949
3.00%, 08/01/2028	187	184
3.00%, 09/01/2028	314	308
3.00%, 12/01/2028	124	122
3.00%, 05/01/2030	368	360
3.00%, 09/01/2034	4,400	4,287
3.00%, 03/01/2035	3,034	2,908
3.00%, 10/01/2035	248	238
3.00%, 05/01/2036	447	432
3.00%, 08/01/2036	385	365
3.00%, 03/01/2037	2,994	2,869
3.00%, 05/01/2038	5,365	5,088
3.00%, 05/01/2042	161	146
3.00%, 10/01/2042	1,441	1,305
3.00%, 11/01/2042	1,028	930
3.00%, 12/01/2042	39	35
3.00%, 12/01/2042	331	299
3.00%, 12/01/2042	522	472
3.00%, 01/01/2043	342	309
3.00%, 01/01/2043	511	462
3.00%, 01/01/2043	591	534
3.00%, 01/01/2043	600	541
3.00%, 02/01/2043	278	251
3.00%, 04/01/2043	403	364
3.00%, 04/01/2043	509	460
3.00%, 04/01/2043	915	827
3.00%, 05/01/2043	17	15
3.00%, 05/01/2043	101	91
3.00%, 05/01/2043	615	556
3.00%, 05/01/2043	3,326	3,005
3.00%, 05/01/2043	8,016	7,240
3.00%, 06/01/2043	21	19
3.00%, 06/01/2043	172	156
3.00%, 06/01/2043	205	185
3.00%, 06/01/2043	1,133	1,023
3.00%, 06/01/2043	1,906	1,720
3.00%, 07/01/2043	23	21
3.00%, 07/01/2043	59	53
3.00%, 07/01/2043	168	151
3.00%, 07/01/2043	607	548
3.00%, 07/01/2043	2,904	2,622
3.00%, 08/01/2043	666	602
3.00%, 08/01/2043	1,740	1,574
3.00%, 10/01/2043	41	37
3.00%, 10/01/2043	5,107	4,589
3.00%, 02/01/2044	2,313	2,093
3.00%, 03/01/2044	268	242
3.00%, 04/01/2045	3,092	2,758
3.00%, 05/01/2046	2,223	1,975
3.00%, 09/01/2046	361	321
3.00%, 11/01/2046	796	706
3.00%, 11/01/2046	2,437	2,201
3.00%, 11/01/2046	2,783	2,470
3.00%, 01/01/2047	1,670	1,480
3.00%, 02/01/2047	363	328
3.00%, 03/01/2047	288	255
3.00%, 08/01/2047	17,521	15,529
3.00%, 02/01/2049	10,479	9,461

The accompanying notes are an integral part of these financial statements.

66

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
3.00%, 07/01/2049	$661	$582
3.00%, 07/01/2049	1,757	1,549
3.00%, 08/01/2049	9,546	8,489
3.00%, 11/01/2049	854	750
3.00%, 11/01/2049	4,273	3,753
3.00%, 12/01/2049	176	155
3.00%, 12/01/2049	588	518
3.00%, 12/01/2049	3,093	2,716
3.00%, 02/01/2050	3,634	3,183
3.00%, 02/01/2050	4,914	4,263
3.00%, 02/01/2050	13,225	11,729
3.00%, 02/01/2050	13,539	12,061
3.00%, 03/01/2050	1,109	969
3.00%, 03/01/2050	1,888	1,658
3.00%, 05/01/2050	301	267
3.00%, 05/01/2050	1,466	1,292
3.00%, 06/01/2050	485	425
3.00%, 06/01/2050	1,751	1,534
3.00%, 07/01/2050	723	641
3.00%, 08/01/2050	11	9
3.00%, 08/01/2050	3,946	3,454
3.00%, 09/01/2050	16	14
3.00%, 09/01/2050	1,527	1,354
3.00%, 11/01/2050	321	283
3.00%, 01/01/2051	905	785
3.00%, 02/01/2051	45	39
3.00%, 02/01/2051	1,184	1,047
3.00%, 04/01/2051	5,038	4,395
3.00%, 05/01/2051	3,337	2,889
3.00%, 06/01/2051	3,187	2,759
3.00%, 07/01/2051	27	23
3.00%, 10/01/2051	1,821	1,579
3.00%, 10/01/2051	14,094	12,318
3.00%, 11/01/2051	19	16
3.00%, 11/01/2051	2,836	2,512
3.00%, 11/01/2051	3,479	3,043
3.00%, 12/01/2051	17,191	15,056
3.00%, 01/01/2052	545	472
3.00%, 01/01/2052	3,586	3,105
3.00%, 01/01/2052	8,344	7,224
3.00%, 01/01/2052	9,827	8,508
3.00%, 02/01/2052	4,404	3,852
3.00%, 02/01/2052	8,321	7,312
3.00%, 02/01/2052	13,476	11,786
3.00%, 03/01/2052	10,017	8,749
3.00%, 04/01/2052	7,386	6,508
3.00%, 04/01/2052	15,217	13,380
3.00%, 05/01/2052	4,464	3,871
3.00%, 05/01/2052	5,865	5,085
3.00%, 05/01/2052	23,080	20,005
3.00%, 09/01/2052	2,500	2,164
3.00%, 07/01/2060	6,828	5,877
3.00%, 12/01/2061	9,314	7,867
3.00%, 04/01/2064	14,988	12,789
3.02%, 07/01/2029	7,817	7,497
3.08%, 01/01/2028	8,000	7,804
3.09%, 09/01/2029	7,484	7,157
3.10%, 01/01/2028	6,220	6,071

The accompanying notes are an integral part of these financial statements.

67

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
3.12%, 11/01/2026	$859	$845
3.12%, 06/01/2035	3,400	3,039
3.13%, 03/01/2027	6,360	6,254
3.14%, 12/01/2026	1,563	1,539
3.19%, 01/01/2033	2,988	2,875
3.19%, 03/01/2036	1,906	1,803
3.22%, 09/01/2032	6,000	5,499
3.25%, 09/01/2026	1,307	1,291
3.25%, 02/01/2027	5,003	4,925
3.39%, 07/01/2034	8,500	7,756
3.45%, 04/01/2035	1,626	1,510
3.50%, 12/01/2029	435	428
3.50%, 05/01/2030	106	104
3.50%, 12/01/2030	406	401
3.50%, 07/01/2032	34	34
3.50%, 11/01/2032	239	235
3.50%, 12/01/2032	80	79
3.50%, 02/01/2033	116	114
3.50%, 02/01/2033	150	147
3.50%, 03/01/2033	800	787
3.50%, 04/01/2033	527	518
3.50%, 06/01/2033	54	53
3.50%, 10/01/2033	2,775	2,707
3.50%, 06/01/2040	639	602
3.50%, 12/01/2040	28	26
3.50%, 02/01/2041	2,504	2,356
3.50%, 11/01/2041	105	98
3.50%, 12/01/2041	86	81
3.50%, 12/01/2041	142	133
3.50%, 12/01/2041	161	151
3.50%, 02/01/2042	99	93
3.50%, 02/01/2042	135	127
3.50%, 04/01/2042	75	70
3.50%, 05/01/2042	2,089	1,961
3.50%, 06/01/2042	508	477
3.50%, 07/01/2042	371	349
3.50%, 07/01/2042	1,312	1,231
3.50%, 07/01/2042	6,907	6,487
3.50%, 08/01/2042	266	250
3.50%, 09/01/2042	213	200
3.50%, 09/01/2042	226	212
3.50%, 09/01/2042	264	246
3.50%, 09/01/2042	1,668	1,565
3.50%, 10/01/2042	109	102
3.50%, 10/01/2042	134	126
3.50%, 10/01/2042	229	214
3.50%, 10/01/2042	364	342
3.50%, 11/01/2042	1,063	998
3.50%, 11/01/2042	2,620	2,455
3.50%, 01/01/2043	239	222
3.50%, 01/01/2043	291	272
3.50%, 02/01/2043	16	15
3.50%, 02/01/2043	27	25
3.50%, 03/01/2043	184	171
3.50%, 03/01/2043	543	509
3.50%, 03/01/2043	1,323	1,240
3.50%, 04/01/2043	565	530
3.50%, 04/01/2043	1,346	1,261

The accompanying notes are an integral part of these financial statements.

68

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
3.50%, 05/01/2043	$18	$17
3.50%, 05/01/2043	146	136
3.50%, 05/01/2043	510	475
3.50%, 05/01/2043	592	551
3.50%, 07/01/2043	3,353	3,142
3.50%, 08/01/2043	10,865	10,236
3.50%, 04/01/2045	4,110	3,825
3.50%, 06/01/2045	570	529
3.50%, 06/01/2045	2,483	2,307
3.50%, 11/01/2045	955	874
3.50%, 12/01/2045	176	163
3.50%, 01/01/2046	3,048	2,822
3.50%, 04/01/2046	419	387
3.50%, 08/01/2046	1,492	1,379
3.50%, 09/01/2046	1,406	1,295
3.50%, 12/01/2046	1,357	1,249
3.50%, 12/01/2046	2,776	2,605
3.50%, 06/01/2047	216	199
3.50%, 11/01/2047	2,128	1,957
3.50%, 12/01/2047	1,497	1,375
3.50%, 01/01/2048	1,772	1,625
3.50%, 04/01/2048	9,273	8,482
3.50%, 08/01/2048	5,261	4,801
3.50%, 08/01/2048	9,067	8,505
3.50%, 10/01/2048	1,873	1,717
3.50%, 01/01/2050	7,716	7,170
3.50%, 03/01/2050	7,613	6,879
3.50%, 02/01/2051	4,079	3,721
3.50%, 02/01/2052	7,368	6,677
3.50%, 03/01/2052	1,163	1,060
3.50%, 04/01/2052	14,114	12,818
3.50%, 05/01/2052	4,768	4,320
3.50%, 06/01/2052	3,916	3,532
3.50%, 06/01/2052	8,446	7,662
3.50%, 06/01/2052	13,005	11,755
3.50%, 08/01/2052	7,414	6,935
3.50%, 01/01/2058	15	14
3.50%, 03/01/2060	5,374	4,801
3.50%, 02/01/2062	20	17
3.50%, 03/01/2062	8,004	7,080
3.50%, 12/01/2062	7,010	6,255
3.53%, 04/01/2033	12,230	11,476
3.54%, 06/01/2032	15,495	14,550
3.54%, 11/01/2032	10,031	9,428
3.55%, 02/01/2030	1,500	1,460
3.57%, 06/01/2028	8,108	7,978
3.66%, 03/01/2027	2,131	2,109
3.77%, 12/01/2025	1,591	1,583
3.80%, 09/01/2032	9,609	9,207
3.81%, 12/01/2028	7,000	6,929
3.90%, 02/01/2033	12,350	11,853
4.00%, 06/01/2033	209	208
4.00%, 12/01/2033	19	18
4.00%, 05/01/2037	2,588	2,550
4.00%, 10/01/2037	499	489
4.00%, 07/01/2040	1,433	1,387
4.00%, 08/01/2040	45	44

The accompanying notes are an integral part of these financial statements.

69

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
4.00%, 09/01/2040	$360	$348
4.00%, 12/01/2040	77	73
4.00%, 12/01/2040	315	304
4.00%, 01/01/2041	68	65
4.00%, 01/01/2041	153	148
4.00%, 01/01/2041	284	274
4.00%, 01/01/2041	334	322
4.00%, 01/01/2041	377	365
4.00%, 01/01/2041	495	478
4.00%, 01/01/2041	516	499
4.00%, 02/01/2041	19	19
4.00%, 02/01/2041	572	553
4.00%, 03/01/2041	2,035	1,966
4.00%, 09/01/2041	62	60
4.00%, 10/01/2041	322	305
4.00%, 10/01/2041	361	348
4.00%, 12/01/2041	465	448
4.00%, 12/01/2041	565	546
4.00%, 01/01/2042	841	811
4.00%, 03/01/2042	21	20
4.00%, 07/01/2042	135	130
4.00%, 07/01/2042	159	153
4.00%, 07/01/2042	171	165
4.00%, 07/01/2042	206	197
4.00%, 08/01/2042	1,913	1,848
4.00%, 12/01/2042	131	127
4.00%, 04/01/2043	2,735	2,635
4.00%, 07/01/2043	312	298
4.00%, 11/01/2043	840	809
4.00%, 12/01/2043	40	38
4.00%, 12/01/2043	555	531
4.00%, 07/01/2044	762	729
4.00%, 09/01/2044	303	289
4.00%, 12/01/2044	8,179	7,873
4.00%, 01/01/2045	2,011	1,908
4.00%, 07/01/2045	2,244	2,130
4.00%, 10/01/2045	221	210
4.00%, 12/01/2045	303	287
4.00%, 12/01/2045	1,207	1,145
4.00%, 01/01/2046	742	704
4.00%, 08/01/2046	999	947
4.00%, 03/01/2047	2,166	2,055
4.00%, 03/01/2047	2,218	2,091
4.00%, 04/01/2047	4,875	4,621
4.00%, 06/01/2047	1,201	1,138
4.00%, 08/01/2047	2,329	2,209
4.00%, 11/01/2047	1,961	1,857
4.00%, 01/01/2048	2,072	1,948
4.00%, 01/01/2048	3,603	3,412
4.00%, 03/01/2048	818	773
4.00%, 03/01/2048	4,434	4,198
4.00%, 06/01/2048	4,648	4,399
4.00%, 09/01/2048	255	242
4.00%, 10/01/2048	203	192
4.00%, 03/01/2049	2,702	2,555
4.00%, 05/01/2049	7,491	7,169
4.00%, 07/01/2049	375	352

The accompanying notes are an integral part of these financial statements.

70

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
4.00%, 07/01/2049	$1,773	$1,679
4.00%, 10/01/2049	2,317	2,205
4.00%, 01/01/2050	2,800	2,645
4.00%, 05/01/2050	2,129	2,001
4.00%, 07/01/2050	1,981	1,860
4.00%, 01/01/2051	7,284	6,907
4.00%, 04/01/2052	4,796	4,466
4.00%, 04/01/2052	9,378	8,738
4.00%, 06/01/2052	76	73
4.00%, 06/01/2052	6,481	6,039
4.00%, 06/01/2052	10,608	9,882
4.00%, 07/01/2052	10,226	9,529
4.00%, 07/01/2052	11,461	10,776
4.00%, 09/01/2052	16,941	15,785
4.00%, 12/01/2052	3,057	2,866
4.00%, 12/01/2052	19,112	17,805
4.00%, 09/01/2063	3	3
4.09%, 07/01/2030	11,800	11,708
4.18%, 11/01/2030	3,384	3,370
4.19%, 04/01/2033	1,565	1,531
4.19%, 04/01/2033	8,000	7,824
4.29%, 05/01/2035	13,068	12,675
4.32%, 03/01/2030	12,400	12,446
4.32%, 06/01/2033	4,991	4,928
4.35% (ECOFC + 1.25%, 2.29% Floor, 12.52% Cap), 09/01/2027 (2)(5)	0	0
4.37%, 03/01/2033	3,101	3,058
4.42%, 06/01/2032	7,000	6,983
4.44% (ECOFC + 1.25%, 3.59% Floor, 13.12% Cap), 03/01/2029 (2)(5)	0	0
4.47%, 12/01/2026 (4)	491	492
4.49%, 05/01/2035	15,183	15,035
4.50%, 08/01/2029	26	26
4.50%, 09/01/2029	29	29
4.50%, 10/01/2033	1,167	1,158
4.50%, 11/01/2033	4	4
4.50%, 09/01/2034	4	4
4.50%, 04/01/2039	2,093	2,102
4.50%, 11/01/2039	6	6
4.50%, 08/01/2040	1,007	1,004
4.50%, 08/01/2040	1,021	1,018
4.50%, 12/01/2040	416	414
4.50%, 12/01/2040	1,486	1,481
4.50%, 03/01/2041	379	378
4.50%, 04/01/2041	203	202
4.50%, 05/01/2041	242	242
4.50%, 05/01/2041	2,401	2,386
4.50%, 07/01/2041	92	91
4.50%, 08/01/2041	637	632
4.50%, 01/01/2042	802	798
4.50%, 11/01/2042	2,087	2,076
4.50%, 02/01/2046	2,503	2,489
4.50%, 08/01/2047	263	256
4.50%, 07/01/2048	1,417	1,378
4.50%, 07/01/2049	2,063	2,007
4.50%, 03/01/2050	7,240	7,038
4.50%, 06/01/2051	10,204	9,942
4.50%, 07/01/2052	3,735	3,579
4.50%, 08/01/2052	12,192	11,683
4.50%, 09/01/2052	5,807	5,585

The accompanying notes are an integral part of these financial statements.

71

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
4.50%, 09/01/2052	$14,927	$14,305
4.50%, 10/01/2052	7,509	7,213
4.50%, 11/01/2052	11,754	11,265
4.50%, 04/01/2056	68	66
4.50%, 06/01/2062	7,013	6,708
4.52%, 10/01/2033	5,005	5,002
4.55%, 09/01/2033	11,540	11,588
4.59%, 04/01/2033	12,165	12,166
4.77%, 08/01/2026	534	536
4.97%, 12/01/2030	8,144	8,360
4.97%, 12/01/2032	6,241	6,385
4.98%, 11/01/2032	7,522	7,706
5.00%, 05/01/2028	3	3
5.00%, 04/01/2031	20	20
5.00%, 12/01/2032 (5)	0	0
5.00%, 06/01/2033	3	3
5.00%, 07/01/2033	4	4
5.00%, 07/01/2033	5	5
5.00%, 11/01/2033	1	1
5.00%, 11/01/2033	12	12
5.00%, 11/01/2033	932	938
5.00%, 04/01/2034	27	27
5.00%, 05/01/2034	12	12
5.00%, 12/01/2034	9	9
5.00%, 01/01/2035	6	6
5.00%, 02/01/2035	163	165
5.00%, 02/01/2035	855	865
5.00%, 06/01/2035	149	151
5.00%, 07/01/2035	4	4
5.00%, 07/01/2035	710	718
5.00%, 07/01/2035	831	842
5.00%, 09/01/2035	20	20
5.00%, 10/01/2035	75	76
5.00%, 11/01/2035	176	179
5.00%, 01/01/2036	14	15
5.00%, 02/01/2036	11	11
5.00%, 07/01/2037	208	210
5.00%, 01/01/2039	715	722
5.00%, 09/01/2039	40	41
5.00%, 04/01/2040	83	84
5.00%, 04/01/2040	1,942	1,956
5.00%, 06/01/2040	8,798	8,862
5.00%, 08/01/2040	74	75
5.00%, 05/01/2041	40	40
5.00%, 05/01/2042	666	674
5.00%, 09/01/2043	262	263
5.00%, 01/01/2048	333	333
5.00%, 05/01/2048	841	841
5.00%, 01/01/2049	2,948	2,948
5.00%, 06/01/2052	6,369	6,273
5.00%, 07/01/2052	406	400
5.00%, 08/01/2052	8,122	7,999
5.00%, 08/01/2052	8,777	8,669
5.00%, 10/01/2052	24,059	23,695
5.00%, 02/01/2053	5,797	5,701
5.00%, 02/01/2053	6,377	6,279
5.00%, 03/01/2053	13,674	13,465
5.00%, 03/01/2053	13,969	13,742

The accompanying notes are an integral part of these financial statements.

72

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
5.00%, 04/01/2053	$17,829	$17,531
5.00%, 06/01/2053	14,984	14,713
5.00%, 02/01/2054	952	940
5.00%, 03/01/2062	47	47
5.43%, 10/01/2032	2,237	2,348
5.50%, 11/01/2032	22	23
5.50%, 02/01/2033 (5)	0	1
5.50%, 03/01/2033	21	22
5.50%, 04/01/2033	15	16
5.50%, 07/01/2033	3	3
5.50%, 09/01/2033	61	62
5.50%, 11/01/2033	1	1
5.50%, 12/01/2033	27	27
5.50%, 01/01/2034	3	3
5.50%, 03/01/2034	3	3
5.50%, 09/01/2034	5	6
5.50%, 10/01/2034	9	9
5.50%, 02/01/2035	19	19
5.50%, 12/01/2035	6	6
5.50%, 04/01/2036	20	21
5.50%, 05/01/2036	18	18
5.50%, 05/01/2036	27	27
5.50%, 11/01/2036	7	7
5.50%, 03/01/2037	140	144
5.50%, 04/01/2037	43	44
5.50%, 05/01/2037	48	50
5.50%, 01/01/2038	32	33
5.50%, 05/01/2038	9	9
5.50%, 06/01/2038	1	1
5.50%, 06/01/2038	41	42
5.50%, 06/01/2038	293	301
5.50%, 09/01/2038	247	255
5.50%, 06/01/2039	12	12
5.50%, 09/01/2039	17	17
5.50%, 12/01/2039	24	25
5.50%, 01/01/2040	200	205
5.50%, 11/01/2052	6,108	6,144
5.50%, 02/01/2053	6,684	6,723
5.50%, 03/01/2053	25,928	25,984
5.50%, 04/01/2053	1,763	1,766
5.50%, 11/01/2053	10,732	10,744
5.50%, 05/01/2054	3,974	3,979
5.50%, 01/01/2055	9,891	9,905
5.50%, 01/01/2055	14,476	14,568
5.50%, 07/01/2055	2,001	2,002
5.93% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.20%, 1.20% Floor, 10.19% Cap), 08/01/2034 (2)	11	11
6.00%, 07/01/2026	1	1
6.00%, 07/01/2027	4	4
6.00%, 11/01/2027	2	2
6.00%, 12/01/2027	7	7
6.00%, 01/01/2028	11	12
6.00%, 10/01/2028	7	8
6.00%, 12/01/2028 (5)	0	0
6.00%, 01/01/2029	1	1
6.00%, 09/01/2029	5	5
6.00%, 12/01/2032	6	7
6.00%, 12/01/2032	39	40

The accompanying notes are an integral part of these financial statements.

73

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
6.00%, 03/01/2033 (5)	$0	$0
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	2	2
6.00%, 05/01/2033	5	5
6.00%, 08/01/2033	2	2
6.00%, 09/01/2033	4	4
6.00%, 09/01/2033	5	5
6.00%, 11/01/2034	2	2
6.00%, 04/01/2035	28	30
6.00%, 02/01/2036	1	1
6.00%, 09/01/2036	98	102
6.00%, 11/01/2036	13	13
6.00%, 03/01/2037	20	21
6.00%, 09/01/2037	29	30
6.00%, 04/01/2038	8	8
6.00%, 05/01/2038	75	79
6.00%, 11/01/2038	25	26
6.00%, 12/01/2039	387	405
6.00%, 10/01/2040	492	516
6.00%, 07/01/2041	1,309	1,372
6.00%, 11/01/2048	19	19
6.00%, 02/01/2053	5,992	6,106
6.00%, 07/01/2053	5,082	5,241
6.00%, 07/01/2053	10,525	10,803
6.00%, 09/01/2053	10,357	10,541
6.00%, 10/01/2053	4,667	4,781
6.00%, 11/01/2053	4,747	4,831
6.00%, 11/01/2053	10,048	10,253
6.00%, 06/01/2054	929	945
6.00%, 07/01/2054	2,815	2,887
6.00%, 07/01/2054	10,269	10,504
6.00%, 10/01/2054	12,617	12,946
6.00%, 02/01/2055	3,810	3,875
6.00%, 02/01/2055	10,559	10,823
6.04% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.29%, 1.29% Floor, 9.96% Cap), 05/01/2035 (2)	4	4
6.11% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.34%, 1.34% Floor, 12.10% Cap), 07/01/2037 (2)	11	11
6.12% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.24% Cap), 08/01/2036 (2)	2	2
6.13% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.41%, 1.41% Floor, 9.28% Cap), 09/01/2033 (2)	18	18
6.17% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.42% Cap), 07/01/2034 (2)(5)	0	0
6.20% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.48%, 1.48% Floor, 12.67% Cap), 02/01/2037 (2)	15	16
6.21% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.52%, 1.52% Floor, 10.89% Cap), 01/01/2035 (2)	39	39
6.22% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.43%, 1.43% Floor, 12.56% Cap), 01/01/2037 (2)	14	14
6.23% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 10.24% Cap), 09/01/2036 (2)	12	12
6.25% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.54%, 1.54% Floor, 11.11% Cap), 02/01/2035 (2)	1	1
6.26% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.64%, 1.64% Floor, 11.01% Cap), 12/01/2036 (2)	10	11
6.30% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.24% Cap), 06/01/2034 (2)	12	12
6.31% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.44%, 1.44% Floor, 10.33% Cap), 11/01/2033 (2)	13	13
6.45% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.19% Cap), 01/01/2034 (2)	1	1
6.46% (12 Month U.S. Treasury Average + 1.91%, 1.91% Floor, 8.50% Cap), 01/01/2036 (2)	31	32
6.50% (1 Year CMT Index + 2.00%, 2.00% Floor, 8.37% Cap), 11/01/2034 (2)	1	1
6.50%, 08/01/2026	2	3
6.50%, 03/01/2029	2	2
6.50%, 11/01/2029	71	73
6.50%, 08/01/2031	4	4
6.50%, 02/01/2032	12	12
6.50%, 01/01/2036	54	55
6.50%, 07/01/2036	2	3

The accompanying notes are an integral part of these financial statements.

74

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
6.50%, 08/01/2036	$43	$44
6.50%, 10/01/2036	12	12
6.50%, 01/01/2037	20	20
6.50%, 08/01/2037	10	10
6.50%, 08/01/2037	17	17
6.50%, 10/01/2037	21	23
6.50%, 10/01/2038	26	27
6.50%, 10/01/2038	102	107
6.50%, 03/01/2055	1,568	1,621
6.50%, 04/01/2055	1,981	2,063
6.52% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.64% Cap), 01/01/2036 (2)	8	8
6.57% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.32% Cap), 10/01/2036 (2)	4	4
6.57% (1 Year CMT Index + 2.28%, 2.28% Floor, 9.71% Cap), 04/01/2035 (2)	9	9
6.57% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.95%, 1.95% Floor, 12.32% Cap), 11/01/2036 (2)(5)	0	0
6.59% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 10.85% Cap), 05/01/2035 (2)	3	3
6.59% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.72%, 1.72% Floor, 10.64% Cap), 01/01/2037 (2)	8	8
6.61% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.73% Cap), 03/01/2035 (2)	5	5
6.61% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.86%, 1.86% Floor, 10.64% Cap), 06/01/2036 (2)	4	4
6.62% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.62%, 1.62% Floor, 10.82% Cap), 04/01/2037 (2)	6	6
6.67% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.24%, 1.24% Floor, 10.94% Cap), 11/01/2037 (2)	18	18
6.67% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 10.42% Cap), 01/01/2035 (2)	1	1
6.74% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.74%, 1.74% Floor, 9.99% Cap), 11/01/2034 (2)	1	1
6.80% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.81%, 1.81% Floor, 11.06% Cap), 05/01/2036 (2)	1	1
6.83% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.03%, 2.03% Floor, 10.93% Cap), 02/01/2037 (2)	7	7
6.84% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.51% Cap), 12/01/2037 (2)	34	35
7.00% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.29% Cap), 08/01/2033 (2)	10	10
7.00%, 09/01/2027 (5)	0	0
7.00%, 02/01/2033	1	1
7.00%, 06/01/2033	21	23
7.00%, 02/01/2036	6	6
7.00%, 03/01/2036	1	1
7.00%, 03/01/2037	3	3
7.00%, 04/01/2037	2	2
7.00%, 09/01/2037	19	20
7.00%, 09/01/2038	28	29
7.00%, 10/01/2038	22	23
7.00%, 11/01/2038	23	25
7.00%, 12/01/2038	69	73
7.00%, 01/01/2039	87	92
7.07% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.27% Cap), 09/01/2036 (2)	5	5
7.07% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.49%, 1.49% Floor, 9.86% Cap), 10/01/2034 (2)	3	3
7.18% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.41% Cap), 10/01/2035 (2)	18	19
7.21% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.71%, 1.71% Floor, 11.33% Cap), 09/01/2035 (2)	1	1
7.21% (1 Year CMT Index + 2.12%, 2.13% Floor, 10.51% Cap), 11/01/2037 (2)	8	8
7.25% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.50%, 2.50% Floor, 10.63% Cap), 02/01/2036 (2)	3	3
7.26% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.76%, 1.76% Floor, 11.26% Cap), 09/01/2037 (2)	2	2
7.28% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.50%, 2.50% Floor, 11.17% Cap), 03/01/2036 (2)	64	67
7.32% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.81%, 1.81% Floor, 11.48% Cap), 07/01/2037 (2)	18	19
7.34% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.59%, 1.59% Floor, 10.62% Cap), 08/01/2036 (2)	21	21
7.36% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.95% Cap), 08/01/2034 (2)	5	5
7.37% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.08% Cap), 09/01/2037 (2)	6	6
7.39% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.22% Cap), 10/01/2034 (2)	8	8
7.40% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.65%, 1.65% Floor, 10.98% Cap), 09/01/2034 (2)	1	1
7.45% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.82%, 1.82% Floor, 11.20% Cap), 09/01/2036 (2)	11	11
7.48% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.73%, 1.73% Floor, 11.22% Cap), 09/01/2036 (2)	16	17
7.50%, 01/01/2035	8	8
7.50%, 03/01/2035	11	12
7.50%, 05/01/2037	7	7

The accompanying notes are an integral part of these financial statements.

75

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
7.50%, 10/01/2037	$48	$51
7.50%, 11/01/2037	15	16
7.50%, 11/01/2038	14	14
7.50%, 04/01/2039	60	64
7.51% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.08%, 2.08% Floor, 10.82% Cap), 10/01/2036 (2)	35	37
7.52% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 11.40% Cap), 07/01/2036 (2)	9	9
7.60% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.81%, 1.81% Floor, 9.14% Cap), 09/01/2033 (2)	3	3
7.66% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.91%, 1.91% Floor, 12.16% Cap), 09/01/2037 (2)	4	4
7.67% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.80%, 1.80% Floor, 11.12% Cap), 06/01/2036 (2)	10	11
7.68% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.87%, 1.87% Floor, 10.76% Cap), 07/01/2037 (2)	7	8
7.73% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.08%, 2.08% Floor, 10.53% Cap), 10/01/2036 (2)	14	14
8.00%, 03/01/2027	1	1
8.00%, 06/01/2027	1	1
8.00%, 06/01/2028 (5)	0	0
8.00%, 11/01/2028	4	4
8.00%, 11/01/2037	8	8
8.00%, 01/01/2038	1	1
8.15% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.37%, 2.37% Floor, 11.22% Cap), 08/01/2037 (2)	29	30
Fannie Mae REMIC Trust 2003-W1
4.74%, 12/25/2042, Series 2003-W1, Class 1A1 (4)	47	47
5.13%, 12/25/2042, Series 2003-W1, Class 2A (4)	13	13
Fannie Mae REMIC Trust 2003-W4
5.13%, 10/25/2042, Series 2003-W4, Class 2A (4)	7	7
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034, Series 2004-W10, Class A6	161	163
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044, Series 2004-W11, Class 1A1	39	41
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044, Series 2005-W1, Class 1A2	66	68
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046, Series 2006-W3, Class 2A	34	36
Fannie Mae REMIC Trust 2007-W1
6.23%, 08/25/2047, Series 2007-W10, Class 2A (4)	4	4
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037, Series 2007-W3, Class 1A3	11	11
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037, Series 2007-W5, Class PO	9	8
Fannie Mae REMIC Trust 2007-W7
12.66% (1 Month SOFR USD + 39.18%, 39.18% Cap), 07/25/2037, Series 2007-W7, Class 1A4 (2)(9)	6	8
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049, Series 2009-W1, Class A	103	107
Fannie Mae REMICS
0.00%, 01/25/2032, Series 2001-81, Class LO (5)	0	0
0.00%, 04/25/2032, Series 2002-21, Class LO (5)	0	0
0.00%, 12/25/2032, Series 2004-59, Class BG	3	3
0.00%, 05/25/2033, Series 2003-35, Class EA	2	2
0.00%, 08/25/2033, Series 2003-132, Class OA (5)	0	0
0.00%, 12/25/2033, Series 2006-44, Class P	29	26
0.00%, 03/25/2034, Series 2004-46, Class EP	5	5
0.00%, 10/25/2035, Series 2010-39, Class OT	7	6
0.00%, 03/25/2036, Series 2006-16, Class OA	5	4
0.00%, 03/25/2036, Series 2006-8, Class WQ	63	52
0.00%, 04/25/2036, Series 2006-23, Class KO	4	4
0.00%, 04/25/2036, Series 2006-27, Class OH	7	7
0.00%, 04/25/2036, Series 2006-22, Class AO	18	16
0.00%, 06/25/2036, Series 2006-43, Class PO	5	5
0.00%, 06/25/2036, Series 2006-44, Class GO	11	9
0.00%, 06/25/2036, Series 2006-43, Class DO	17	14

The accompanying notes are an integral part of these financial statements.

76

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
0.00%, 06/25/2036, Series 2006-50, Class JO	$35	$30
0.00%, 06/25/2036, Series 2006-50, Class PS	45	40
0.00%, 07/25/2036, Series 2006-58, Class AP	4	3
0.00%, 07/25/2036, Series 2006-58, Class PO	6	6
0.00%, 07/25/2036, Series 2006-65, Class QO	12	10
0.00%, 08/25/2036, Series 2006-72, Class TO	4	3
0.00%, 08/25/2036, Series 2006-79, Class DO	8	7
0.00%, 08/25/2036, Series 2006-79, Class OP	13	11
0.00%, 08/25/2036, Series 2006-72, Class GO	20	17
0.00%, 09/25/2036, Series 2008-42, Class AO	5	5
0.00%, 09/25/2036, Series 2006-90, Class AO	6	6
0.00%, 09/25/2036, Series 2006-86, Class OB	13	11
0.00%, 11/25/2036, Series 2006-109, Class PO	4	3
0.00%, 11/25/2036, Series 2006-111, Class EO	10	8
0.00%, 11/25/2036, Series 2006-110, Class PO	18	16
0.00%, 12/25/2036, Series 2006-119, Class PO	6	5
0.00%, 12/25/2036, Series 2006-115, Class OK	10	8
0.00%, 01/25/2037, Series 2006-128, Class PO	12	10
0.00%, 01/25/2037, Series 2009-70, Class CO	34	28
0.00%, 03/25/2037, Series 2007-14, Class OP	9	8
0.00%, 04/25/2037, Series 2007-28, Class EO	26	23
0.00%, 05/25/2037, Series 2007-42, Class AO	1	1
0.00%, 07/25/2037, Series 2007-67, Class PO	21	18
0.00%, 10/25/2037, Series 2009-86, Class OT	183	155
0.00%, 05/25/2038, Series 2008-44, Class PO	1	1
0.00%, 01/25/2040, Series 2009-113, Class AO	15	13
0.00%, 06/25/2040, Series 2010-63, Class AP	25	21
0.00%, 09/25/2043, Series 2013-92, Class PO	422	317
0.00%, 10/25/2043, Series 2013-101, Class DO	343	250
0.00%, 12/25/2043, Series 2013-128, Class PO	744	543
0.02% (30-day Average SOFR + 4.33%, 4.44% Cap), 11/25/2040, Series 2010-125, Class SA (2)(9)	127	5
0.50%, 09/25/2054, Series 2025-31, Class MA	14,523	12,100
0.50%, 09/25/2054, Series 2025-18, Class MA	22,624	18,575
1.25%, 06/25/2050, Series 2020-46, Class KB	16,615	12,679
1.36% (30-day Average SOFR + 5.67%, 5.78% Cap), 06/25/2037, Series 2007-92, Class YS (2)(9)	14	1
1.43% (30-day Average SOFR + 5.74%, 5.85% Cap), 09/25/2038, Series 2008-81, Class SB (2)(9)	66	4
1.43% (30-day Average SOFR + 5.74%, 5.85% Cap), 09/25/2038, Series 2008-80, Class SA (2)(9)	54	4
1.48% (30-day Average SOFR + 5.79%, 5.90% Cap), 10/25/2039, Series 2009-84, Class WS (2)(9)	17	1
1.49% (30-day Average SOFR + 5.80%, 5.91% Cap), 02/25/2038, Series 2008-1, Class BI (2)(9)	58	5
1.56% (30-day Average SOFR + 7.31%, 7.47% Cap), 08/25/2033, Series 2003-71, Class DS (2)(9)	35	33
1.58% (30-day Average SOFR + 5.89%, 6.00% Cap), 02/25/2038, Series 2008-4, Class SD (2)(9)	159	15
1.60% (30-day Average SOFR + 7.99%, 1.60% Cap), 03/25/2032, Series 2002-13, Class SJ (2)(5)(9)	9	0
1.63% (30-day Average SOFR + 5.94%, 6.05% Cap), 04/25/2050, Series 2020-24, Class SP (2)(9)	3,942	502
1.64% (30-day Average SOFR + 5.95%, 5.95% Cap), 08/25/2052, Series 2022-51, Class PS (2)(9)	8,978	946
1.66% (30-day Average SOFR + 5.97%, 6.08% Cap), 03/25/2037, Series 2007-22, Class SC (2)(5)(9)	0	0
1.68% (30-day Average SOFR + 5.99%, 6.10% Cap), 04/25/2037, Series 2007-35, Class SI (2)(9)	27	1
1.68% (30-day Average SOFR + 5.99%, 6.10% Cap), 06/25/2037, Series 2007-54, Class WI (2)(9)	15	1
1.68% (30-day Average SOFR + 5.99%, 6.10% Cap), 06/25/2037, Series 2007-53, Class SH (2)(9)	56	4
1.68% (30-day Average SOFR + 5.99%, 6.10% Cap), 11/25/2049, Series 2010-103, Class SB (2)(9)	37	3
1.72%, 01/25/2038, Series 2007-116, Class HI (4)	110	6
1.76% (30-day Average SOFR + 6.07%, 6.18% Cap), 12/25/2039, Series 2009-99, Class SC (2)(9)	21	2
1.78% (30-day Average SOFR + 6.09%, 6.20% Cap), 03/25/2038, Series 2008-16, Class IS (2)(9)	21	2
1.81% (30-day Average SOFR + 6.12%, 6.23% Cap), 03/25/2038, Series 2008-10, Class XI (2)(9)	24	2
1.83% (30-day Average SOFR + 6.14%, 6.25% Cap), 01/25/2040, Series 2009-112, Class ST (2)(9)	46	5
1.88%, 04/25/2041, Series 2011-30, Class LS (4)	151	10
1.94% (30-day Average SOFR + 6.25%, 6.36% Cap), 12/25/2037, Series 2007-108, Class SA (2)(5)(9)	3	0
1.98% (30-day Average SOFR + 6.29%, 6.40% Cap), 07/25/2037, Series 2007-72, Class EK (2)(9)	146	15
1.98% (30-day Average SOFR + 6.29%, 6.40% Cap), 12/25/2037, Series 2007-109, Class AI (2)(9)	66	5

The accompanying notes are an integral part of these financial statements.

77

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
1.98% (30-day Average SOFR + 6.29%, 6.40% Cap), 05/25/2040, Series 2010-42, Class S (2)(9)	$18	$2
2.00%, 06/25/2041, Series 2021-31, Class AB	2,595	2,355
2.00%, 12/25/2043, Series 2020-35, Class MA	1,241	1,176
2.00%, 06/25/2046, Series 2020-51, Class BA	3,467	3,076
2.00% (30-day Average SOFR + 6.31%, 6.42% Cap), 04/25/2040, Series 2010-35, Class SB (2)(9)	30	2
2.02% (30-day Average SOFR + 6.33%, 6.44% Cap), 03/25/2037, Series 2007-14, Class ES (2)(9)	74	8
2.03% (30-day Average SOFR + 6.34%, 6.45% Cap), 10/25/2037, Series 2007-100, Class SM (2)(9)	52	5
2.03% (30-day Average SOFR + 6.34%, 6.45% Cap), 12/25/2037, Series 2007-112, Class SA (2)(9)	75	9
2.04% (30-day Average SOFR + 6.35%, 6.46% Cap), 10/25/2037, Series 2007-91, Class ES (2)(9)	78	8
2.08% (30-day Average SOFR + 6.39%, 6.50% Cap), 08/25/2036, Series 2007-7, Class SG (2)(9)	93	11
2.10% (30-day Average SOFR + 6.41%, 6.52% Cap), 07/25/2036, Series 2006-58, Class IG (2)(9)	14	1
2.11% (30-day Average SOFR + 6.42%, 6.53% Cap), 01/25/2041, Series 2010-147, Class SA (2)(9)	245	30
2.12% (30-day Average SOFR + 6.43%, 6.54% Cap), 09/25/2037, Series 2007-88, Class VI (2)(9)	69	6
2.13% (30-day Average SOFR + 6.44%, 6.55% Cap), 02/25/2039, Series 2009-6, Class GS (2)(9)	36	3
2.15%, 06/25/2038, Series 2008-46, Class HI (4)	23	1
2.16% (30-day Average SOFR + 6.47%, 6.58% Cap), 06/25/2036, Series 2006-53, Class US (2)(9)	43	3
2.20% (30-day Average SOFR + 6.51%, 6.62% Cap), 07/25/2037, Series 2007-65, Class KI (2)(9)	52	5
2.21% (30-day Average SOFR + 9.96%, 10.17% Cap), 08/25/2033, Series 2003-74, Class SH (2)(9)	5	5
2.23% (30-day Average SOFR + 6.54%, 6.65% Cap), 12/25/2036, Series 2006-117, Class GS (2)(9)	46	4
2.23% (30-day Average SOFR + 6.54%, 6.65% Cap), 03/25/2039, Series 2009-17, Class QS (2)(9)	13	1
2.28% (30-day Average SOFR + 6.59%, 6.70% Cap), 03/25/2036, Series 2006-8, Class WN (2)(9)	230	22
2.29% (30-day Average SOFR + 6.60%, 6.71% Cap), 07/25/2035, Series 2005-56, Class S (2)(9)	21	2
2.43% (30-day Average SOFR + 6.74%, 6.85% Cap), 04/25/2038, Series 2008-32, Class SA (2)(9)	12	1
2.48% (30-day Average SOFR + 6.79%, 6.90% Cap), 04/25/2038, Series 2008-27, Class SN (2)(9)	26	3
2.50%, 11/25/2042, Series 2012-128, Class MP	929	851
2.57% (30-day Average SOFR + 6.88%, 6.99% Cap), 03/25/2038, Series 2008-20, Class SA (2)(9)	26	3
2.68% (30-day Average SOFR + 13.46%, 13.75% Cap), 07/25/2033, Series 2003-64, Class SX (2)(9)	7	6
2.73% (30-day Average SOFR + 7.04%, 7.15% Cap), 07/25/2037, Series 2007-60, Class AX (2)(9)	212	29
2.78% (30-day Average SOFR + 7.09%, 7.20% Cap), 07/25/2038, Series 2008-53, Class CI (2)(9)	13	1
2.93% (30-day Average SOFR + 17.29%, 17.67% Cap), 04/25/2040, Series 2010-35, Class SJ (2)(9)	41	43
3.00%, 12/25/2028, Series 2013-118, Class YL	731	720
3.00%, 10/25/2033, Series 2013-100, Class WB	514	495
3.00%, 02/25/2043, Series 2013-81, Class TA	208	205
3.00%, 01/25/2046, Series 2016-38, Class NA	777	725
3.18% (30-day Average SOFR + 7.49%, 7.60% Cap), 07/25/2028, Series 2008-55, Class S (2)(9)	24	1
3.18% (30-day Average SOFR + 7.49%, 7.60% Cap), 11/25/2033, Series 2003-116, Class SB (2)(9)	29	3
3.40% (30-day Average SOFR + 24.93%, 25.50% Cap), 06/25/2035, Series 2005-59, Class SU (2)(9)	10	11
3.50%, 04/25/2031, Series 2011-31, Class DB	214	210
3.50%, 09/25/2033, Series 2013-90, Class DL	1,144	1,122
3.50%, 03/25/2042, Series 2013-136, Class QB	485	459
3.50%, 02/25/2043, Series 2013-4, Class AJ	101	96
3.50%, 01/25/2051, Series 2020-101, Class AI	15,268	2,876
3.50%, 11/25/2057, Series 2019-7, Class CA	2,504	2,416
3.82% (30-day Average SOFR + 12.43%, 12.66% Cap), 03/25/2040, Series 2010-49, Class SC (2)(9)	70	68
4.00%, 04/25/2033, Series 2003-22, Class UD	65	64
4.00%, 05/25/2033, Series 2003-42, Class GB	5	5
4.35% (30-day Average SOFR + 16.19%, 16.50% Cap), 05/25/2034, Series 2004-46, Class SK (2)(9)	2	2
4.50% (30-day Average SOFR + 0.17%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A1 (2)	22	21
4.50% (30-day Average SOFR + 0.17%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A2 (2)	88	87
4.50%, 10/25/2036, Series 2009-19, Class PW	55	55
4.50%, 02/25/2039, Series 2009-4, Class BD	1	1
4.50%, 04/25/2042, Series 2014-11, Class VB	1,458	1,451
4.54% (30-day Average SOFR + 0.36%, 0.25% Floor), 06/27/2036, Series 2007-101, Class A2 (2)	162	163
4.67% (30-day Average SOFR + 0.36%, 0.25% Floor, 7.00% Cap), 04/25/2036, Series 2006-23, Class FK (2)	39	38
4.67% (30-day Average SOFR + 0.36%, 0.25% Floor, 6.50% Cap), 02/25/2037, Series 2007-10, Class FD (2)	13	13
4.71% (30-day Average SOFR + 0.40%, 0.29% Floor, 7.50% Cap), 07/25/2036, Series 2006-56, Class FC (2)	88	88
4.72% (30-day Average SOFR + 0.41%, 0.30% Floor, 6.75% Cap), 05/25/2037, Series 2007-43, Class FL (2)	16	16
4.77% (30-day Average SOFR + 0.46%, 0.35% Floor, 6.75% Cap), 04/25/2035, Series 2005-25, Class PF (2)	34	33

The accompanying notes are an integral part of these financial statements.

78

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
4.77% (30-day Average SOFR + 0.46%, 0.35% Floor, 7.50% Cap), 08/25/2036, Series 2006-79, Class DF (2)	$35	$35
4.79% (30-day Average SOFR + 0.48%, 0.37% Floor, 7.50% Cap), 07/25/2037, Series 2007-64, Class FB (2)	25	24
4.82% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.50% Cap), 03/25/2034, Series 2004-28, Class PF (2)	5	5
4.82% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.50% Cap), 05/25/2034, Series 2004-36, Class FA (2)	59	59
4.82% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 06/25/2036, Series 2006-46, Class FW (2)	11	11
4.82% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 06/25/2037, Series 2007-54, Class FA (2)	80	80
4.87% (30-day Average SOFR + 0.56%, 6.50% Cap), 06/25/2037, Series 2007-98, Class FB (2)	8	8
4.87% (30-day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 09/25/2042, Series 2012-99, Class FA (2)	113	111
4.88% (30-day Average SOFR + 0.57%, 0.46% Floor, 7.00% Cap), 07/25/2036, Series 2006-58, Class FL (2)	10	10
4.89% (30-day Average SOFR + 11.35%, 11.52% Cap), 01/25/2034, Series 2003-130, Class SX (2)(5)(9)	0	0
4.92% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 03/25/2037, Series 2007-77, Class FG (2)	21	20
4.92% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 07/25/2037, Series 2007-97, Class FC (2)	13	13
4.92% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 07/25/2041, Series 2011-149, Class EF (2)	9	9
4.92% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 11/25/2041, Series 2011-149, Class MF (2)	44	44
4.92% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-101, Class FC (2)	55	54
4.92% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-97, Class FB (2)	367	363
4.92% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 10/25/2042, Series 2012-108, Class F (2)	142	140
4.97% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/25/2041, Series 2011-75, Class FA (2)	19	19
5.00%, 03/25/2029, Series 2009-11, Class NB	1	1
5.00%, 11/25/2032, Series 2002-71, Class AP	2	2
5.00%, 03/25/2033, Series 2003-14, Class TI (5)	2	0
5.00%, 03/25/2037, Series 2009-63, Class P	1	1
5.00%, 07/25/2038, Series 2008-56, Class AC	13	13
5.00%, 07/25/2038, Series 2008-60, Class JC	17	17
5.00%, 07/25/2039, Series 2009-52, Class PI	26	4
5.00%, 08/25/2039, Series 2009-59, Class HB	105	107
5.00%, 09/25/2039, Series 2009-65, Class MT	20	20
5.00%, 06/25/2040, Series 2010-64, Class DM	101	102
5.00%, 07/25/2040, Series 2010-80, Class AZ	2,251	2,213
5.00%, 09/25/2040, Series 2010-102, Class PN	73	74
5.02% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 04/25/2040, Series 2010-40, Class FJ (2)	4	4
5.02% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 05/25/2040, Series 2010-43, Class FD (2)	19	19
5.10% (30-day Average SOFR + 15.86%, 16.15% Cap), 09/25/2037, Series 2007-85, Class SL (2)(9)	3	4
5.13% (30-day Average SOFR + 12.31%, 12.50% Cap), 09/25/2033, Series 2003-91, Class SD (2)(9)	4	5
5.16% (30-day Average SOFR + 13.77%, 14.00% Cap), 03/25/2038, Series 2008-18, Class SP (2)(9)	11	10
5.17% (30-day Average SOFR + 0.86%, 0.75% Floor, 8.00% Cap), 01/25/2034, Series 2004-87, Class F (2)	39	39
5.17% (30-day Average SOFR + 0.86%, 6.50% Cap), 03/25/2037, Series 2007-16, Class FC (2)	13	14
5.22% (30-day Average SOFR + 0.91%, 0.80% Floor, 8.00% Cap), 11/25/2032, Series 2004-61, Class FH (2)	72	72
5.32% (30-day Average SOFR + 1.01%, 0.90% Floor, 6.75% Cap), 03/25/2038, Series 2008-18, Class FA (2)	14	14
5.40% (30-day Average SOFR + 14.01%, 14.24% Cap), 07/25/2034, Series 2004-51, Class SY (2)(9)	4	4
5.45% (30-day Average SOFR + 16.21%, 16.50% Cap), 07/25/2037, Series 2007-62, Class SE (2)(9)	11	12
5.50%, 08/25/2025, Series 2005-67, Class EY (5)	0	0
5.50%, 04/18/2029, Series 1999-18, Class Z (5)	0	0
5.50%, 12/25/2032, Series 2002-78, Class Z	35	37
5.50%, 08/25/2033, Series 2003-72, Class IE	76	9
5.50%, 08/25/2033, Series 2003-73, Class HC	29	30
5.50%, 10/25/2033, Series 2003-105, Class AZ	215	223
5.50%, 04/25/2034, Series 2004-17, Class H	73	76
5.50%, 07/25/2034, Series 2004-50, Class VZ	140	145
5.50%, 08/25/2035, Series 2005-68, Class PG	23	23
5.50%, 08/25/2035, Series 2005-73, Class ZB	253	263
5.50%, 12/25/2035, Series 2005-110, Class GL	166	173
5.50%, 03/25/2036, Series 2006-16, Class HZ	16	16
5.50%, 03/25/2036, Series 2006-12, Class BZ	65	67
5.50%, 03/25/2036, Series 2006-8, Class JZ	79	82
5.50%, 01/25/2037, Series 2006-128, Class BP	2	2
5.50%, 07/25/2037, Series 2007-70, Class Z	51	54
5.50%, 08/25/2037, Series 2007-76, Class AZ	6	6

The accompanying notes are an integral part of these financial statements.

79

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
5.50%, 07/25/2038, Series 2011-47, Class ZA	$61	$62
5.50%, 10/25/2039, Series 2009-86, Class IP	67	11
5.50%, 06/25/2040, Series 2010-58, Class MB	233	239
5.50%, 07/25/2040, Series 2010-71, Class HJ	90	94
5.50%, 10/25/2040, Series 2010-111, Class AM	331	346
5.51%, 07/25/2051, Series 2011-58, Class WA (4)	18	18
5.65% (30-day Average SOFR + 16.41%, 16.70% Cap), 08/25/2035, Series 2005-73, Class PS (2)(9)	9	9
5.75%, 06/25/2033, Series 2003-47, Class PE	19	19
5.75%, 07/25/2035, Series 2005-66, Class ZH	680	709
5.75%, 10/25/2035, Series 2005-84, Class XM	15	16
5.82%, 02/25/2051, Series 2011-2, Class WA (4)	27	28
5.83% (30-day Average SOFR + 16.59%, 16.88% Cap), 08/25/2035, Series 2005-72, Class SB (2)(9)	5	5
5.83% (30-day Average SOFR + 16.59%, 16.88% Cap), 10/25/2035, Series 2005-90, Class ES (2)(9)	8	9
5.91% (30-day Average SOFR + 1.60%, 1.60% Floor, 6.00% Cap), 02/25/2055, Series 2025-6, Class FC (2)	2,816	2,815
5.95% (30-day Average SOFR + 16.71%, 17.00% Cap), 05/25/2035, Series 2005-42, Class PS (2)(9)	1	1
5.97%, 09/25/2039, Series 2009-69, Class WA (4)	32	33
5.99%, 10/25/2037, Series 2007-106, Class A7 (4)	18	18
6.00%, 07/18/2028, Series 1998-36, Class ZB	1	1
6.00%, 07/25/2031, Series 2001-33, Class ID	9	1
6.00%, 11/25/2031, Series 2001-60, Class PX	14	14
6.00%, 04/25/2032, Series 2002-15, Class ZA	37	38
6.00%, 11/25/2032, Series 2011-39, Class ZA	115	119
6.00%, 05/25/2033, Series 2003-39, Class IO (4)(5)	3	0
6.00%, 05/25/2033, Series 2003-34, Class AX	10	11
6.00%, 05/25/2033, Series 2003-34, Class GE	27	29
6.00%, 05/25/2033, Series 2003-34, Class ED	44	46
6.00%, 12/25/2035, Series 2005-109, Class PC	2	2
6.00%, 07/25/2036, Series 2006-71, Class ZL	137	145
6.00%, 03/25/2037, Series 2007-18, Class MZ	106	112
6.00%, 05/25/2037, Series 2007-42, Class B	44	46
6.00%, 08/25/2037, Series 2007-78, Class CB	6	6
6.00%, 08/25/2037, Series 2007-78, Class PE	11	12
6.00%, 08/25/2037, Series 2007-76, Class ZG	15	15
6.00%, 08/25/2037, Series 2007-81, Class GE	22	23
6.00%, 08/25/2039, Series 2009-60, Class HT	133	141
6.12%, 03/25/2040, Series 2010-16, Class WB (4)	68	70
6.31%, 02/25/2040, Series 2010-1, Class WA (4)	15	15
6.32% (30-day Average SOFR + 23.54%, 24.00% Cap), 05/25/2034, Series 2004-46, Class QB (2)(9)	6	6
6.32%, 12/25/2039, Series 2009-99, Class WA (4)	73	74
6.33% (30-day Average SOFR + 17.09%, 17.38% Cap), 07/25/2035, Series 2005-66, Class SG (2)(9)	10	11
6.35%, 04/25/2029, Series 1999-17, Class C	1	1
6.38% (30-day Average SOFR + 14.27%, 14.48% Cap), 12/25/2032, Series 2002-77, Class S (2)(9)	2	3
6.44%, 03/25/2040, Series 2010-16, Class WA (4)	50	51
6.50%, 04/25/2027, Series 1997-32, Class PG (5)	0	0
6.50%, 07/18/2027, Series 1997-42, Class ZC (5)	0	0
6.50%, 09/25/2031, Series 2001-49, Class Z	2	3
6.50%, 10/25/2031, Series 2001-52, Class KB	2	2
6.50%, 04/25/2032, Series 2002-21, Class PE	6	7
6.50%, 05/25/2032, Series 2002-28, Class PK	13	14
6.50%, 06/25/2032, Series 2002-37, Class Z	6	6
6.50%, 07/25/2032, Series 2006-130, Class GI	16	1
6.50%, 08/25/2032, Series 2002-48, Class GH	15	15
6.50%, 02/25/2033, Series 2003-9, Class NZ	7	7
6.50%, 05/25/2033, Series 2003-33, Class IA	25	3
6.50%, 07/25/2036, Series 2006-63, Class ZH	62	66
6.50%, 07/25/2036, Series 2011-19, Class ZY	82	88
6.50%, 08/25/2036, Series 2006-78, Class BZ	8	9
6.50%, 08/25/2036, Series 2006-77, Class PC	20	21

The accompanying notes are an integral part of these financial statements.

80

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
6.50%, 09/25/2036, Series 2006-85, Class MZ	$3	$3
6.50%, 06/25/2037, Series 2007-92, Class YA	8	9
6.50%, 12/25/2037, Series 2007-112, Class MJ	52	55
6.50%, 06/25/2042, Series 2002-90, Class A1	27	28
6.52% (30-day Average SOFR + 23.74%, 24.20% Cap), 09/25/2035, Series 2005-75, Class SV (2)(9)	1	2
6.67% (30-day Average SOFR + 15.27%, 15.50% Cap), 11/25/2031, Series 2004-74, Class SW (2)(9)	5	5
6.76%, 12/25/2039, Series 2009-103, Class MB (4)	55	55
7.00%, 11/25/2026, Series 1996-48, Class Z (5)	0	0
7.00%, 12/18/2027, Series 1997-81, Class PI (5)	1	0
7.00%, 03/25/2031, Series 2001-7, Class PF	1	1
7.00%, 07/25/2031, Series 2001-30, Class PM	4	4
7.00%, 08/25/2031, Series 2001-36, Class DE	9	9
7.00%, 09/25/2031, Series 2001-44, Class PD	2	2
7.00%, 09/25/2031, Series 2001-44, Class PU	2	2
7.00%, 09/25/2031, Series 2001-44, Class MY	12	12
7.00%, 11/25/2031, Series 2001-61, Class Z	16	16
7.00%, 05/25/2033, Series 2007-97, Class KI	50	4
7.00%, 07/25/2039, Series 2009-47, Class MT	1	1
7.00%, 11/25/2041, Series 2011-118, Class LB	265	282
7.00%, 11/25/2041, Series 2011-118, Class NT	293	312
7.00%, 11/25/2041, Series 2011-118, Class MT	333	352
7.17% (30-day Average SOFR + 17.20%, 17.47% Cap), 12/25/2031, Series 2001-72, Class SX (2)(5)(9)	0	0
7.37% (30-day Average SOFR + 19.21%, 19.53% Cap), 04/25/2034, Series 2004-25, Class SA (2)(9)	9	10
7.37% (30-day Average SOFR + 19.21%, 19.53% Cap), 05/25/2034, Series 2004-36, Class SA (2)(9)	25	28
7.44% (30-day Average SOFR + 20.36%, 20.70% Cap), 04/25/2038, Series 2008-28, Class QS (2)(9)	9	11
7.50%, 04/18/2027, Series 1997-27, Class J (5)	0	0
7.50%, 04/20/2027, Series 1997-29, Class J	1	1
7.50%, 05/20/2027, Series 1997-39, Class PD	2	2
7.50%, 12/18/2029, Series 1999-62, Class PB	1	1
7.50%, 02/25/2030, Series 2000-2, Class ZE	6	6
7.81% (30-day Average SOFR + 23.60%, 24.02% Cap), 08/25/2037, Series 2007-79, Class SB (2)(9)	16	19
7.93% (30-day Average SOFR + 22.28%, 22.67% Cap), 04/25/2037, Series 2007-29, Class SG (2)(9)	16	18
7.99% (30-day Average SOFR + 23.78%, 24.20% Cap), 06/25/2036, Series 2006-46, Class SW (2)(9)	2	2
8.36% (30-day Average SOFR + 24.15%, 24.57% Cap), 11/25/2035, Series 2005-106, Class US (2)(9)	26	27
8.36% (30-day Average SOFR + 24.15%, 24.57% Cap), 03/25/2036, Series 2006-11, Class PS (2)(9)	6	7
8.50%, 01/25/2031, Series 2000-52, Class IO (5)	1	0
8.50% (30-day Average SOFR + 50.19%, 8.50% Cap), 11/25/2032, Series 2004-61, Class SK (2)(9)	5	5
8.52% (30-day Average SOFR + 25.74%, 26.20% Cap), 10/25/2036, Series 2006-95, Class SG (2)(9)	7	8
8.88% (30-day Average SOFR + 26.10%, 26.56% Cap), 12/25/2036, Series 2006-115, Class ES (2)(9)	1	1
9.03% (30-day Average SOFR + 24.10%, 24.50% Cap), 09/25/2031, Series 2001-60, Class QS (2)(9)	5	6
9.69% (30-day Average SOFR + 22.61%, 22.95% Cap), 10/25/2031, Series 2003-52, Class SX (2)(9)	3	4
10.00% (30-day Average SOFR + 53.24%, 10.00% Cap), 03/25/2032, Series 2002-13, Class ST (2)(5)(9)	0	0
10.26% (30-day Average SOFR + 29.63%, 30.15% Cap), 05/25/2036, Series 2006-33, Class LS (2)(9)	6	7
10.82% (30-day Average SOFR + 24.82%, 25.19% Cap), 02/25/2032, Series 2002-1, Class SA (2)(9)	1	2
11.12% (30-day Average SOFR + 28.34%, 28.80% Cap), 07/25/2036, Series 2006-60, Class AK (2)(9)	7	7
11.15% (30-day Average SOFR + 32.68%, 33.25% Cap), 10/25/2026, Series 2006-94, Class GK (2)(9)	1	1
12.48% (30-day Average SOFR + 38.31%, 39.00% Cap), 02/25/2037, Series 2007-1, Class SD (2)(9)	8	14
13.38% (30-day Average SOFR + 39.21%, 39.90% Cap), 07/25/2036, Series 2006-62, Class PS (2)(9)	5	6
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042, Series 2003-W2, Class 2A9	26	26
6.50%, 07/25/2042, Series 2003-W2, Class 1A1	44	46
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042, Series 2003-W6, Class 2A4	145	144
6.50%, 09/25/2042, Series 2003-W6, Class 3A	51	53
Fannie Mae Trust 2003-W8
4.82% (30-day Average SOFR + 0.51%, 0.40% Floor, 8.00% Cap), 05/25/2042, Series 2003-W8, Class 3F1 (2)	12	12
7.00%, 10/25/2042, Series 2003-W8, Class 2A	56	57

The accompanying notes are an integral part of these financial statements.

81

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033, Series 2004-W1, Class 2A2	$91	$95
Fannie Mae Trust 2004-W15
4.67% (30-day Average SOFR + 0.36%, 0.25% Floor), 08/25/2044, Series 2004-W15, Class 2AF (2)	39	39
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044, Series 2004-W2, Class 2A2	13	13
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044, Series 2004-W8, Class 3A	10	11
Fannie Mae Trust 2005-W3
4.64% (30-day Average SOFR + 0.33%, 0.22% Floor, 9.50% Cap), 03/25/2045, Series 2005-W3, Class 2AF (2)	325	323
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045, Series 2005-W4, Class 1A1	16	17
Fannie Mae Trust 2006-W2
4.64% (30-day Average SOFR + 0.33%, 0.22% Floor, 9.50% Cap), 02/25/2046, Series 2006-W2, Class 1AF1 (2)	142	140
5.46%, 11/25/2045, Series 2006-W2, Class 2A (4)	48	49
Fannie Mae Whole Loan
4.68% (30-day Average SOFR + 0.37%, 0.26% Floor, 9.50% Cap), 11/25/2046, Series 2007-W1, Class 1AF1 (2)	327	324
Fannie Mae-Aces
0.75%, 09/25/2028, Series 2020-M39, Class 1A1	6,984	6,628
1.00%, 11/25/2033, Series 2021-M3, Class 1A1	38	38
1.20%, 10/25/2030, Series 2020-M50, Class A2	893	845
1.25%, 10/25/2032, Series 2020-M47, Class A2 (4)	13,350	11,477
1.59%, 11/25/2028, Series 2020-M38, Class 2A1	1,410	1,312
1.76%, 11/25/2031, Series 2022-M3, Class A2 (4)	13,600	11,587
1.92%, 10/25/2030, Series 2020-M50, Class X1 (4)	13,963	583
1.99%, 01/25/2032, Series 2022-M10, Class A2 (4)	13,025	11,274
2.02%, 11/25/2033, Series 2021-M3, Class X1 (4)	25,092	1,668
2.05%, 07/25/2030, Series 2020-M39, Class X1 (4)	98,372	5,496
2.10%, 11/25/2028, Series 2020-M38, Class X2 (4)	11,040	489
2.55%, 12/25/2026, Series 2017-M3, Class A2 (4)	1,063	1,036
2.64%, 12/25/2026, Series 2017-M4, Class A2 (4)	5,973	5,825
2.96%, 02/25/2027, Series 2017-M7, Class A2 (4)	2,727	2,675
2.98%, 08/25/2029, Series 2017-M11, Class A2	1,872	1,788
3.06%, 05/25/2027, Series 2017-M8, Class A2 (4)	3,573	3,504
3.09%, 04/25/2027, Series 2015-M10, Class A2 (4)	3,543	3,477
3.11%, 04/25/2029, Series 2017-M5, Class A2 (4)	2,435	2,352
3.16%, 03/25/2028, Series 2018-M4, Class A2 (4)	2,757	2,685
3.16%, 06/25/2027, Series 2017-M12, Class A2 (4)	3,232	3,166
3.17%, 02/25/2030, Series 2018-M3, Class A2 (4)	2,115	2,026
3.41%, 06/25/2028, Series 2018-M8, Class A2 (4)	4,633	4,539
3.47%, 07/25/2028, Series 2018-M10, Class A2 (4)	6,771	6,641
3.75%, 08/25/2030, Series 2018-M12, Class A2 (4)	5,611	5,467
4.62%, 03/25/2033, Series 2023-M8, Class A2 (4)	7,835	7,852
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035, Series 2005-FA8, Class 1A19	48	22
First Horizon Alternative Mortgage Securities Trust 2007-FA4
1.22% (1 Month Term SOFR + 5.54%, 5.65% Cap), 08/25/2037, Series 2007-FA4, Class 1A2 (2)(9)	513	42
Freddie Mac Gold Pool
2.00%, 01/01/2032	1,512	1,437
2.50%, 06/01/2028	118	115
2.50%, 03/01/2030	275	267
2.50%, 07/01/2030	774	749
2.50%, 11/01/2046	1,069	914
3.00%, 07/01/2028	209	205
3.00%, 08/01/2028	126	124
3.00%, 09/01/2028	500	492
3.00%, 10/01/2028	185	182
3.00%, 05/01/2029	209	204

The accompanying notes are an integral part of these financial statements.

82

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
3.00%, 09/01/2031	$240	$232
3.00%, 02/01/2032	1,733	1,687
3.00%, 07/01/2035	2,503	2,385
3.00%, 09/01/2036	1,011	959
3.00%, 08/01/2042	555	503
3.00%, 10/01/2042	1,485	1,344
3.00%, 11/01/2042	2,499	2,266
3.00%, 02/01/2043	130	118
3.00%, 03/01/2043	881	798
3.00%, 03/01/2043	1,786	1,616
3.00%, 04/01/2043	33	30
3.00%, 04/01/2043	5,110	4,626
3.00%, 06/01/2043	16	14
3.00%, 07/01/2043	10	9
3.00%, 07/01/2043	99	89
3.00%, 08/01/2043	208	188
3.00%, 08/01/2043	2,373	2,144
3.00%, 10/01/2043	5,642	5,151
3.00%, 05/01/2045	404	364
3.00%, 05/01/2045	885	791
3.00%, 06/01/2045	224	202
3.00%, 10/01/2045	1,642	1,484
3.00%, 10/01/2046	2,751	2,444
3.00%, 10/01/2046	8,240	7,438
3.00%, 01/01/2047	697	619
3.00%, 02/01/2047	3,905	3,465
3.00%, 03/01/2047	503	446
3.00%, 05/01/2047	5,901	5,264
3.50%, 01/01/2032	131	129
3.50%, 03/01/2032	51	50
3.50%, 02/01/2033	80	78
3.50%, 05/01/2033	36	35
3.50%, 05/01/2033	216	212
3.50%, 01/01/2034	1,818	1,783
3.50%, 04/01/2037	2,548	2,477
3.50%, 11/01/2037	701	676
3.50%, 05/01/2042	279	262
3.50%, 06/01/2042	123	115
3.50%, 06/01/2042	786	733
3.50%, 08/01/2042	175	164
3.50%, 09/01/2042	1,190	1,119
3.50%, 09/01/2042	1,650	1,550
3.50%, 10/01/2042	830	779
3.50%, 10/01/2042	4,070	3,824
3.50%, 11/01/2042	68	63
3.50%, 11/01/2042	364	342
3.50%, 11/01/2042	1,017	955
3.50%, 12/01/2042	994	934
3.50%, 01/01/2043	2,544	2,387
3.50%, 03/01/2043	215	202
3.50%, 05/01/2043	94	87
3.50%, 06/01/2043	242	226
3.50%, 06/01/2043	499	468
3.50%, 07/01/2043	177	166
3.50%, 10/01/2043	66	61
3.50%, 05/01/2044	5,864	5,505
3.50%, 01/01/2045	4,849	4,554
3.50%, 06/01/2045	432	403

The accompanying notes are an integral part of these financial statements.

83

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
3.50%, 12/01/2045	$1,194	$1,108
3.50%, 01/01/2046	2,806	2,608
3.50%, 05/01/2046	778	720
3.50%, 07/01/2046	1,390	1,283
3.50%, 08/01/2046	2,645	2,453
3.50%, 12/01/2046	2,538	2,345
3.50%, 01/01/2047	951	878
3.50%, 10/01/2047	2,356	2,174
3.50%, 03/01/2048	1,682	1,547
4.00%, 09/01/2040	191	185
4.00%, 11/01/2040	11	11
4.00%, 11/01/2040	476	461
4.00%, 12/01/2040	130	126
4.00%, 12/01/2040	286	275
4.00%, 12/01/2040	301	291
4.00%, 12/01/2040	355	343
4.00%, 12/01/2040	367	355
4.00%, 01/01/2041	303	291
4.00%, 10/01/2041	1,198	1,157
4.00%, 11/01/2041	4	4
4.00%, 01/01/2042	49	48
4.00%, 05/01/2042	5	5
4.00%, 06/01/2042	605	582
4.00%, 10/01/2042	17	16
4.00%, 01/01/2043	79	76
4.00%, 09/01/2043	2,144	2,076
4.00%, 11/01/2043	23	22
4.00%, 11/01/2043	44	42
4.00%, 12/01/2043	65	63
4.00%, 12/01/2043	147	140
4.00%, 12/01/2043	419	403
4.00%, 01/01/2044	47	45
4.00%, 01/01/2044	136	131
4.00%, 10/01/2044	2,161	2,064
4.00%, 01/01/2045	110	105
4.00%, 10/01/2045	142	135
4.00%, 10/01/2045	2,034	1,919
4.00%, 11/01/2045	3,005	2,854
4.00%, 01/01/2046	1,401	1,329
4.00%, 05/01/2046	72	68
4.00%, 06/01/2046	3,164	3,005
4.00%, 08/01/2046	815	772
4.00%, 01/01/2047	4,460	4,235
4.00%, 06/01/2047	1,100	1,043
4.50%, 11/01/2035	4	4
4.50%, 07/01/2039	52	52
4.50%, 10/01/2039	442	442
4.50%, 11/01/2039	502	502
4.50%, 11/01/2039	696	695
4.50%, 05/01/2040	262	262
4.50%, 08/01/2040	106	105
4.50%, 09/01/2040	87	86
4.50%, 09/01/2040	349	348
4.50%, 03/01/2041	68	68
4.50%, 05/01/2041	605	602
4.50%, 08/01/2041	159	158
4.50%, 12/01/2043	2,050	2,047
4.50%, 03/01/2044	161	158

The accompanying notes are an integral part of these financial statements.

84

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
4.50%, 05/01/2044	$219	$216
4.50%, 07/01/2044	21	20
4.50%, 07/01/2044	79	78
4.50%, 09/01/2044	548	538
4.50%, 09/01/2046	958	936
4.50%, 10/01/2046	864	844
4.50%, 11/01/2046	3,905	3,891
4.50%, 07/01/2047	406	396
4.50%, 07/01/2047	411	401
4.50%, 11/01/2047	266	259
5.00%, 01/01/2034	8	8
5.00%, 06/01/2034	20	21
5.00%, 09/01/2034	30	31
5.00%, 03/01/2035	9	9
5.00%, 08/01/2035	323	327
5.00%, 03/01/2036	826	839
5.00%, 07/01/2036	1	1
5.00%, 11/01/2036	21	22
5.00%, 03/01/2037	44	45
5.00%, 06/01/2037	60	61
5.00%, 08/01/2037	62	63
5.00%, 02/01/2038	93	94
5.00%, 03/01/2038	20	20
5.00%, 03/01/2038	74	75
5.00%, 03/01/2038	96	98
5.00%, 03/01/2038	105	106
5.00%, 04/01/2038	49	50
5.00%, 09/01/2038	11	11
5.00%, 09/01/2038	61	62
5.00%, 11/01/2038 (5)	0	0
5.00%, 11/01/2038	21	21
5.00%, 12/01/2038 (5)	0	0
5.00%, 12/01/2038	71	72
5.00%, 02/01/2039	143	145
5.00%, 05/01/2039	3	3
5.00%, 10/01/2039	160	162
5.00%, 01/01/2040	39	40
5.00%, 03/01/2040	69	70
5.00%, 03/01/2040	644	653
5.00%, 08/01/2040	94	95
5.00%, 04/01/2041	356	361
5.00%, 06/01/2041	177	179
5.00%, 12/01/2047	992	983
5.00%, 02/01/2048	473	474
5.50%, 01/01/2033	13	14
5.50%, 10/01/2033	10	10
5.50%, 07/01/2035	26	27
5.50%, 01/01/2036	6	6
5.50%, 12/01/2036	12	12
5.50%, 05/01/2038	18	19
5.50%, 08/01/2038	24	24
5.50%, 01/01/2039	848	868
5.50%, 03/01/2040	8	9
5.50%, 05/01/2040	617	633
5.50%, 08/01/2040	251	258
6.00%, 10/01/2029	2	2
6.00%, 12/01/2033	7	7
6.00%, 01/01/2034	10	10

The accompanying notes are an integral part of these financial statements.

85

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
6.00%, 11/01/2036	$3	$3
6.00%, 12/01/2036	3	3
6.00%, 12/01/2036	5	6
6.50%, 01/01/2028	4	4
6.50%, 06/01/2029	2	3
6.50%, 08/01/2029	25	26
6.50%, 11/01/2034	2	3
6.50%, 01/01/2035	27	27
6.50%, 12/01/2035	4	4
6.50%, 12/01/2035	19	20
6.50%, 11/01/2036	6	6
6.50%, 11/01/2036	54	56
6.50%, 11/01/2036	61	64
6.50%, 12/01/2036	40	41
6.50%, 12/01/2036	90	94
6.50%, 01/01/2037	2	2
6.50%, 02/01/2037	1	1
6.50%, 06/01/2037	2	2
6.50%, 11/01/2037	18	19
6.50%, 03/01/2038	20	21
7.00%, 04/01/2026 (5)	0	0
7.00%, 12/01/2028	3	4
7.00%, 07/01/2029 (5)	0	0
7.00%, 01/01/2031	6	6
7.00%, 07/01/2032	1	1
7.00%, 08/01/2032	2	2
7.00%, 02/01/2037	3	3
7.50%, 08/01/2025 (5)	0	0
7.50%, 01/01/2032	17	17
7.50%, 12/01/2036	47	49
7.50%, 01/01/2038	8	8
7.50%, 01/01/2038	31	34
7.50%, 09/01/2038	13	14
8.50%, 07/01/2028 (5)	0	0
10.00%, 10/01/2030	1	1
Freddie Mac Multifamily Structured Pass-Through Certificates
1.31%, 10/25/2030, Series K120, Class XAM (4)	31,375	1,758
1.44%, 01/25/2030, Series K106, Class X1 (4)	126,192	6,410
1.46%, 03/25/2026, Series K055, Class X1 (4)	23,848	167
1.68%, 05/25/2030, Series K111, Class X1 (4)	27,762	1,736
1.89%, 01/25/2032, Series K138, Class AM	4,300	3,693
2.13%, 11/25/2031, Series K136, Class A2	14,260	12,546
2.40%, 03/25/2032, Series K142, Class A2	13,700	12,171
2.92%, 06/25/2032, Series K146, Class A2	9,700	8,865
3.08%, 01/25/2031, Series K152, Class A2	4,126	3,900
3.24%, 04/25/2027, Series K065, Class A2	3,316	3,264
3.30%, 11/25/2027, Series K070, Class A2 (4)	3,008	2,957
3.34%, 04/25/2028, Series W5FX, Class AFX (4)	3,315	3,244
3.51%, 03/25/2029, Series K091, Class A2	2,422	2,375
3.71%, 09/25/2032, Series K-150, Class A2 (4)	11,105	10,630
4.28%, 07/25/2030, Series K752, Class A2	8,425	8,463
4.46%, 08/25/2031, Series K757, Class A2	4,571	4,607
4.49%, 09/25/2034, Series K-165, Class A2	3,977	3,957
4.61%, 02/25/2033, Series KJ44, Class A2	7,500	7,576
4.76%, 10/25/2034, Series K-167, Class A2	5,010	5,081
4.90%, 10/25/2033, Series K-161, Class A2 (4)	9,497	9,750
5.00%, 05/25/2034, Series K-164, Class A2	11,169	11,529
5.03%, 10/25/2031, Series KJ48, Class A2	8,000	8,194

The accompanying notes are an integral part of these financial statements.

86

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
Freddie Mac Non Gold Pool
6.20% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.81% Cap), 05/01/2037 (2)	$34	$34
6.24% (1 Year CMT Index + 2.11%, 2.11% Floor, 11.86% Cap), 01/01/2027 (2)(5)	0	0
6.27% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.64%, 1.64% Floor, 11.06% Cap), 11/01/2036 (2)	20	21
6.32% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.69%, 1.69% Floor, 11.32% Cap), 12/01/2036 (2)	3	3
6.33% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 12.45% Cap), 10/01/2036 (2)	11	12
6.34% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.70% Cap), 05/01/2036 (2)	26	27
6.36% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033 (2)	5	5
6.41% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 13.04% Cap), 10/01/2036 (2)	42	42
6.42% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.58%, 1.58% Floor, 11.34% Cap), 12/01/2036 (2)	29	29
6.44% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.46% Cap), 05/01/2033 (2)	29	29
6.48% (1 Year CMT Index + 2.28%, 2.27% Floor, 11.57% Cap), 04/01/2030 (2)(5)	0	0
6.50% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.83% Cap), 01/01/2035 (2)	12	13
6.50% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.10% Cap), 01/01/2035 (2)	42	43
6.50% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.58% Cap), 05/01/2036 (2)	9	9
6.51% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.06% Cap), 11/01/2036 (2)	7	7
6.53% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.83%, 1.83% Floor, 12.78% Cap), 08/01/2036 (2)	10	11
6.54% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.91%, 1.91% Floor, 12.46% Cap), 10/01/2036 (2)	11	11
6.54% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.84%, 1.84% Floor, 12.22% Cap), 03/01/2037 (2)	25	25
6.56% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.79%, 1.79% Floor, 12.45% Cap), 07/01/2036 (2)	13	13
6.60% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 11.18% Cap), 02/01/2037 (2)	4	4
6.64% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 12.11% Cap), 05/01/2037 (2)	4	5
6.64% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 12.89% Cap), 05/01/2037 (2)	10	10
6.66% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.76%, 1.76% Floor, 10.57% Cap), 01/01/2037 (2)	9	9
6.72% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.66%, 1.66% Floor, 10.03% Cap), 02/01/2036 (2)	4	4
6.75% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 9.15% Cap), 04/01/2034 (2)	5	5
6.75% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.13%, 2.13% Floor, 10.88% Cap), 12/01/2036 (2)	1	1
6.80% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.93%, 1.93% Floor, 11.25% Cap), 12/01/2036 (2)	21	22
6.82% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.11%, 2.11% Floor, 12.52% Cap), 02/01/2037 (2)	22	23
6.83% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.96%, 1.96% Floor, 10.90% Cap), 04/01/2038 (2)	10	10
6.84% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.90%, 1.90% Floor, 11.34% Cap), 02/01/2037 (2)	12	13
6.85% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.94% Cap), 12/01/2036 (2)	79	82
6.86% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.12%, 2.12% Floor, 11.06% Cap), 05/01/2037 (2)	2	2
6.86% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.85%, 1.85% Floor, 9.09% Cap), 07/01/2040 (2)	10	10
6.87% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.52% Cap), 11/01/2036 (2)	9	9
6.87% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.84% Cap), 09/01/2034 (2)	19	19
6.87% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.91%, 1.91% Floor, 10.68% Cap), 05/01/2038 (2)	2	2
6.92% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.04%, 2.04% Floor, 10.74% Cap), 03/01/2036 (2)	16	16
6.92% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.04%, 2.04% Floor, 11.00% Cap), 05/01/2037 (2)	16	16
6.93% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.04% Cap), 02/01/2036 (2)	15	15
6.93% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.33% Cap), 07/01/2036 (2)	12	12
6.94% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.95%, 1.95% Floor, 11.03% Cap), 06/01/2036 (2)	46	48
6.95% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.98%, 1.98% Floor, 10.63% Cap), 04/01/2037 (2)	21	22
6.99% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.99%, 1.99% Floor, 10.87% Cap), 06/01/2036 (2)	32	33
7.02% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.14%, 2.14% Floor, 12.14% Cap), 12/01/2035 (2)	3	3
7.14% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 11.53% Cap), 11/01/2036 (2)	8	8
7.18% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.18%, 2.18% Floor, 11.08% Cap), 05/01/2037 (2)	16	17
7.20% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.20%, 2.20% Floor, 10.83% Cap), 10/01/2036 (2)	11	12
7.20% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036 (2)	11	11
7.25% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026 (2)	1	1
7.26% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.46% Cap), 11/01/2036 (2)	23	24
7.33% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.33%, 2.33% Floor, 10.90% Cap), 05/01/2036 (2)	5	5
7.36% (1 Year CMT Index + 2.36%, 2.36% Floor, 10.88% Cap), 10/01/2036 (2)	10	10
7.37% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.26% Cap), 09/01/2032 (2)(5)	0	0
7.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.76% Cap), 07/01/2036 (2)	5	6
7.41% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.88%, 1.88% Floor, 11.17% Cap), 09/01/2036 (2)	39	40
7.50% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037 (2)	4	4
7.58% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 11.28% Cap), 09/01/2036 (2)	11	11

The accompanying notes are an integral part of these financial statements.

87

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
7.62% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.87%, 1.87% Floor, 11.99% Cap), 07/01/2037 (2)	$2	$2
7.68% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.47%, 2.47% Floor, 11.19% Cap), 03/01/2036 (2)	3	3
8.10% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.60%, 2.60% Floor, 12.23% Cap), 03/01/2037 (2)	1	2
Freddie Mac Pool
1.50%, 02/01/2036	4,409	3,929
1.50%, 04/01/2037	6,562	5,848
1.50%, 06/01/2037	2,360	2,097
1.50%, 12/01/2040	10,055	8,343
1.50%, 11/01/2050	6,708	5,053
1.50%, 03/01/2051	1,023	772
1.80%, 11/01/2028	14,000	12,988
2.00%, 11/01/2035	2,713	2,502
2.00%, 07/01/2036	3,623	3,319
2.00%, 01/01/2037	702	647
2.00%, 01/01/2037	8,554	7,906
2.00%, 06/01/2040	1,188	1,040
2.00%, 02/01/2041	10,084	8,702
2.00%, 03/01/2041	13,842	11,922
2.00%, 04/01/2041	6,792	5,860
2.00%, 09/01/2041	9,821	8,423
2.00%, 12/01/2041	7,686	6,624
2.00%, 12/01/2041	14,923	12,751
2.00%, 03/01/2042	10,373	8,842
2.00%, 09/01/2050	26,683	21,300
2.00%, 11/01/2050	8,445	6,736
2.00%, 12/01/2050	1,374	1,095
2.00%, 01/01/2051	1,374	1,121
2.00%, 01/01/2051	1,941	1,548
2.00%, 02/01/2051	13,100	10,432
2.00%, 03/01/2051	17,842	14,247
2.00%, 05/01/2051	6,445	5,128
2.00%, 05/01/2051	7,047	5,674
2.00%, 05/01/2051	11,632	9,255
2.00%, 06/01/2051	5,491	4,368
2.00%, 07/01/2051	984	783
2.00%, 08/01/2051	641	509
2.00%, 08/01/2051	12,950	10,300
2.00%, 09/01/2051	2,527	2,008
2.00%, 11/01/2051	12,926	10,238
2.00%, 12/01/2051	5,717	4,583
2.00%, 02/01/2052	6,298	4,777
2.00%, 02/01/2052	14,676	11,765
2.00%, 03/01/2052	10,344	8,228
2.50%, 07/01/2035	291	273
2.50%, 10/01/2035	5,518	5,206
2.50%, 12/01/2035	666	626
2.50%, 02/01/2042	8,682	7,737
2.50%, 11/01/2049	7,347	6,173
2.50%, 07/01/2050	1,111	899
2.50%, 07/01/2050	13,648	11,461
2.50%, 07/01/2050	18,901	15,710
2.50%, 08/01/2050	143	120
2.50%, 10/01/2050	5,171	4,366
2.50%, 10/01/2050	11,446	9,704
2.50%, 11/01/2050	1,804	1,510
2.50%, 12/01/2050	3,602	3,016
2.50%, 02/01/2051	753	631
2.50%, 02/01/2051	10,258	8,640

The accompanying notes are an integral part of these financial statements.

88

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
2.50%, 02/01/2051	$10,369	$8,799
2.50%, 02/01/2051	10,829	9,140
2.50%, 03/01/2051	539	450
2.50%, 04/01/2051	31,668	26,451
2.50%, 05/01/2051	7,379	6,172
2.50%, 07/01/2051	5,366	4,501
2.50%, 08/01/2051	6,036	5,052
2.50%, 09/01/2051	3,367	2,826
2.50%, 10/01/2051	8,501	7,088
2.50%, 11/01/2051	9,197	7,747
2.50%, 11/01/2051	10,870	9,183
2.50%, 11/01/2051	14,641	12,281
2.50%, 12/01/2051	450	377
2.50%, 12/01/2051	1,035	869
2.50%, 12/01/2051	5,124	4,260
2.50%, 02/01/2052	3,603	2,996
2.50%, 02/01/2052	5,922	4,955
2.50%, 03/01/2052	2,216	1,858
2.50%, 04/01/2052	5,161	4,347
2.50%, 04/01/2052	10,929	9,125
2.50%, 04/01/2052	15,174	12,613
2.50%, 09/01/2052	1,042	864
3.00%, 04/01/2032	5,734	5,576
3.00%, 05/01/2037	967	933
3.00%, 05/01/2037	3,661	3,528
3.00%, 01/01/2046	6,109	5,540
3.00%, 06/01/2048	9,541	8,297
3.00%, 02/01/2049	8,192	7,301
3.00%, 10/01/2049	1,215	1,068
3.00%, 11/01/2049	832	731
3.00%, 12/01/2049	385	340
3.00%, 01/01/2050	771	679
3.00%, 01/01/2050	1,220	1,072
3.00%, 01/01/2050	1,789	1,571
3.00%, 02/01/2050	180	159
3.00%, 02/01/2050	6,205	5,469
3.00%, 02/01/2050	8,676	7,600
3.00%, 04/01/2050	1,366	1,204
3.00%, 06/01/2050	539	472
3.00%, 06/01/2050	6,315	5,574
3.00%, 07/01/2050	4,143	3,652
3.00%, 09/01/2050	40	35
3.00%, 09/01/2050	907	799
3.00%, 03/01/2051	1,120	971
3.00%, 03/01/2051	1,597	1,401
3.00%, 04/01/2051	10,357	9,051
3.00%, 06/01/2051	2,478	2,151
3.00%, 09/01/2051	8,683	7,588
3.00%, 11/01/2051	13,463	11,726
3.00%, 01/01/2052	3,749	3,248
3.00%, 02/01/2052	9,050	7,835
3.00%, 05/01/2052	2,111	1,830
3.00%, 06/01/2052	8,472	7,380
3.00%, 06/01/2052	11,818	10,231
3.00%, 07/01/2052	5,519	4,783
3.50%, 08/01/2035	2,505	2,430
3.50%, 02/01/2042	666	626
3.50%, 04/01/2047	12,419	11,465

The accompanying notes are an integral part of these financial statements.

89

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
3.50%, 10/01/2047	$148	$136
3.50%, 03/01/2048	1,369	1,261
3.50%, 03/01/2048	3,218	2,956
3.50%, 10/01/2049	1,014	923
3.50%, 01/01/2051	9,358	8,571
3.50%, 01/01/2052	13,040	11,777
3.50%, 04/01/2052	9,363	8,453
3.50%, 04/01/2052	25,569	23,262
3.50%, 05/01/2052	5,827	5,273
3.50%, 05/01/2052	11,554	10,421
3.70%, 06/01/2034	10,976	10,309
3.75%, 08/01/2032	15,000	14,311
4.00%, 09/01/2037	588	576
4.00%, 02/01/2046	3,138	3,032
4.00%, 08/01/2048	96	91
4.00%, 01/01/2049	2,379	2,250
4.00%, 07/01/2049	7,557	7,147
4.00%, 05/01/2050	321	301
4.00%, 02/01/2051	2,767	2,593
4.00%, 06/01/2052	10,790	10,053
4.00%, 06/01/2052	18,180	16,941
4.00%, 08/01/2052	2,178	2,029
4.00%, 09/01/2052	302	281
4.00%, 10/01/2052	10,909	10,165
4.50%, 06/01/2048	2,218	2,157
4.50%, 12/01/2048	2,537	2,467
4.50%, 09/01/2050	3,727	3,616
4.50%, 05/01/2052	760	728
4.50%, 07/01/2052	856	819
4.50%, 09/01/2052	16,467	15,781
4.50%, 03/01/2054	16,773	16,170
4.50%, 05/01/2054	2,930	2,809
5.00%, 07/01/2052	3,796	3,738
5.00%, 05/01/2053	685	673
5.00%, 06/01/2053	11,036	10,839
5.00%, 11/01/2053	7,260	7,128
5.00%, 06/01/2054	2,932	2,895
5.00%, 06/01/2054	3,065	3,023
5.00%, 10/01/2054	2,630	2,579
5.00%, 02/01/2055	2,576	2,527
5.00%, 02/01/2055	4,373	4,288
5.50%, 11/01/2052	9,382	9,413
5.50%, 02/01/2053	24,415	24,467
5.50%, 06/01/2053	6,981	7,008
5.50%, 06/01/2053	10,928	10,984
5.50%, 06/01/2053	11,774	11,791
5.50%, 07/01/2053	4,847	4,883
5.50%, 04/01/2054	18,736	18,739
5.50%, 04/01/2055	3,500	3,501
5.50%, 06/01/2055	8,043	8,137
6.00%, 12/01/2052	3,865	3,939
6.00%, 06/01/2053	7,136	7,286
6.00%, 10/01/2053	5,131	5,255
6.00%, 03/01/2054	7,541	7,721
6.00%, 09/01/2054	2,700	2,797
6.00%, 09/01/2054	8,152	8,377
6.00%, 11/01/2054	1,088	1,122
6.00%, 12/01/2054	5,598	5,709

The accompanying notes are an integral part of these financial statements.

90

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
6.00%, 02/01/2055	$8,022	$8,302
6.00%, 03/01/2055	3,108	3,173
6.00%, 06/01/2055	3,231	3,286
6.50%, 09/01/2053	5,061	5,276
6.50%, 06/01/2054	996	1,035
6.50%, 08/01/2054	6,956	7,250
6.50%, 02/01/2055	1,390	1,445
6.50%, 04/01/2055	3,326	3,462
Freddie Mac Reference REMIC
6.00%, 04/15/2036, Series R006, Class ZA	101	107
6.00%, 05/15/2036, Series R007, Class ZA	132	138
Freddie Mac REMICS
0.00%, 09/15/2032, Series 3393, Class JO	305	274
0.00%, 12/15/2032, Series 2835, Class QO	6	5
0.00%, 07/15/2034, Series 3611, Class PO	35	31
0.00%, 02/15/2035, Series 2990, Class GO	11	10
0.00%, 08/15/2035, Series 3014, Class OD	3	2
0.00%, 09/15/2035, Series 3029, Class SO	8	8
0.00%, 02/15/2036, Series 3117, Class OG	4	4
0.00%, 02/15/2036, Series 3117, Class OK	8	7
0.00%, 02/15/2036, Series 3117, Class EO	9	8
0.00%, 02/15/2036, Series 3117, Class AO	13	12
0.00%, 03/15/2036, Series 3134, Class PO	2	2
0.00%, 03/15/2036, Series 3122, Class OP	7	7
0.00%, 03/15/2036, Series 3122, Class OH	8	7
0.00%, 04/15/2036, Series 3138, Class PO	13	11
0.00%, 04/15/2036, Series 3147, Class PO	15	14
0.00%, 04/15/2036, Series 3607, Class AO	22	19
0.00%, 04/15/2036, Series 3607, Class BO	41	35
0.00%, 05/15/2036, Series 3233, Class OP	3	3
0.00%, 05/15/2036, Series 3149, Class SO	7	6
0.00%, 05/15/2036, Series 3151, Class PO	14	12
0.00%, 05/15/2036, Series 3153, Class EO	17	15
0.00%, 06/15/2036, Series 3171, Class MO	19	17
0.00%, 07/15/2036, Series 3179, Class OA	8	7
0.00%, 08/15/2036, Series 3200, Class PO	13	11
0.00%, 09/15/2036, Series 3218, Class AO	6	5
0.00%, 09/15/2036, Series 3213, Class OA	8	7
0.00%, 10/15/2036, Series 3225, Class EO	15	12
0.00%, 12/15/2036, Series 3256, Class PO	8	6
0.00%, 01/15/2037, Series 3261, Class OA	8	7
0.00%, 02/15/2037, Series 3274, Class JO	2	2
0.00%, 02/15/2037, Series 3510, Class OD	18	16
0.00%, 03/15/2037, Series 3286, Class PO	1	1
0.00%, 04/15/2037, Series 3373, Class TO	8	7
0.00%, 05/15/2037, Series 3318, Class AO (5)	0	0
0.00%, 05/15/2037, Series 3316, Class PO	14	12
0.00%, 05/15/2037, Series 3607, Class PO	80	67
0.00%, 06/15/2037, Series 3326, Class JO	1	1
0.00%, 06/15/2037, Series 3331, Class PO	8	7
0.00%, 07/15/2037, Series 3607, Class OP	121	103
0.00%, 09/15/2037, Series 3365, Class PO	12	10
0.00%, 10/15/2039, Series 3607, Class TO	41	34
0.00%, 01/15/2040, Series 3621, Class BO	37	32
0.00%, 10/15/2049, Series 3582, Class PO	197	174
0.00% (30-day Average SOFR + 3.55%, 3.55% Cap), 10/25/2050, Series 5021, Class SB (2)(9)	12,479	389
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 05/25/2052, Series 5222, Class SA (2)(9)	1,801	49
0.00%, 08/25/2052, Series 5251, Class PO	4,178	2,884

The accompanying notes are an integral part of these financial statements.

91

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
1.43% (30-day Average SOFR + 5.74%, 5.85% Cap), 08/15/2038, Series 3481, Class SJ (2)(9)	$69	$6
1.58% (30-day Average SOFR + 5.89%, 6.00% Cap), 01/15/2038, Series 3404, Class SC (2)(9)	112	10
1.58% (30-day Average SOFR + 5.89%, 6.00% Cap), 02/15/2039, Series 3511, Class SA (2)(9)	31	2
1.58% (30-day Average SOFR + 5.89%, 6.00% Cap), 10/15/2040, Series 3740, Class SB (2)(9)	82	7
1.58% (30-day Average SOFR + 5.89%, 6.00% Cap), 10/15/2040, Series 3740, Class SC (2)(9)	89	10
1.68% (30-day Average SOFR + 5.99%, 6.10% Cap), 05/15/2039, Series 3531, Class SM (2)(5)(9)	5	0
1.72% (30-day Average SOFR + 6.03%, 6.14% Cap), 01/15/2037, Series 3260, Class CS (2)(9)	13	1
1.78% (30-day Average SOFR + 6.09%, 6.20% Cap), 06/15/2038, Series 3455, Class SE (2)(9)	53	6
1.83% (30-day Average SOFR + 6.14%, 6.25% Cap), 12/15/2039, Series 3608, Class SC (2)(9)	27	2
1.88% (30-day Average SOFR + 6.19%, 6.30% Cap), 05/15/2039, Series 3531, Class SA (2)(9)	43	4
2.00%, 12/25/2051, Series 5190, Class EC	6,358	5,678
2.00% (30-day Average SOFR + 6.31%, 6.42% Cap), 11/15/2037, Series 3387, Class SA (2)(9)	102	8
2.03% (30-day Average SOFR + 6.34%, 6.45% Cap), 03/15/2037, Series 3290, Class SB (2)(9)	27	2
2.03% (30-day Average SOFR + 6.34%, 6.45% Cap), 11/15/2037, Series 3383, Class SA (2)(9)	51	4
2.08%, 01/15/2040, Series 3802, Class LS (4)	159	14
2.18% (30-day Average SOFR + 6.49%, 6.60% Cap), 07/15/2037, Series 3344, Class SL (2)(9)	15	1
2.23% (30-day Average SOFR + 6.54%, 6.65% Cap), 08/15/2036, Series 3202, Class HI (2)(9)	167	16
2.28% (30-day Average SOFR + 6.59%, 6.70% Cap), 10/15/2036, Series 3232, Class ST (2)(9)	26	2
2.38% (30-day Average SOFR + 6.69%, 6.80% Cap), 04/15/2038, Series 3424, Class PI (2)(9)	56	6
2.68% (30-day Average SOFR + 6.99%, 7.10% Cap), 07/15/2036, Series 3194, Class SA (2)(5)(9)	4	0
2.77% (30-day Average SOFR + 17.12%, 17.50% Cap), 02/15/2040, Series 3632, Class BS (2)(9)	94	93
3.00%, 08/15/2033, Series 4238, Class WY	167	161
3.00%, 06/15/2043, Series 4217, Class KY	206	186
3.00%, 12/15/2047, Series 4740, Class P	848	762
3.00%, 10/25/2050, Series 5019, Class IP	1,743	285
3.50%, 01/15/2026, Series 3793, Class AB	29	28
3.50%, 09/25/2044, Series 5230, Class DM	12,113	11,727
3.50%, 01/25/2051, Series 5228, Class BH	4,220	4,085
3.50%, 10/15/2053, Series 4821, Class MA	1,413	1,376
3.53% (30-day Average SOFR + 7.84%, 7.95% Cap), 03/15/2032, Series 2444, Class ES (2)(9)	7	1
3.58% (30-day Average SOFR + 7.89%, 8.00% Cap), 02/15/2032, Series 2475, Class S (2)(9)	19	2
3.58% (30-day Average SOFR + 7.89%, 8.00% Cap), 03/15/2032, Series 2450, Class SW (2)(5)(9)	5	0
4.00%, 05/25/2040, Series 4978, Class MI	5,259	786
4.00%, 11/15/2041, Series 3957, Class B	100	97
4.00%, 12/15/2041, Series 3966, Class NA	92	89
4.00%, 11/25/2051, Series 5249, Class AB	6,324	6,246
4.03% (30-day Average SOFR + 7.91%, 8.01% Cap), 10/15/2033, Series 2733, Class SB (2)(9)	157	154
4.23% (30-day Average SOFR + 8.54%, 8.65% Cap), 02/15/2032, Series 2410, Class QX (2)(5)(9)	3	0
4.45% (30-day Average SOFR + 13.06%, 13.29% Cap), 07/15/2033, Series 2692, Class SC (2)(9)	10	10
4.50%, 12/15/2039, Series 3610, Class CA	985	987
4.50%, 09/15/2043, Series 4247, Class AY	1,000	945
4.59% (30-day Average SOFR + 6.74%, 4.00% Floor, 6.80% Cap), 07/15/2033, Series 2642, Class SL (2)(5)(9)	0	0
4.72% (30-day Average SOFR + 0.41%, 0.30% Floor, 6.50% Cap), 06/15/2035, Series 2988, Class AF (2)	29	29
4.82% (30-day Average SOFR + 0.51%, 0.40% Floor, 6.50% Cap), 05/15/2035, Series 2981, Class FA (2)	15	15
4.82% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 10/15/2041, Series 4048, Class FB (2)	138	137
4.82% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 09/15/2042, Series 4106, Class DF (2)	219	215
4.86% (30-day Average SOFR + 0.55%, 0.44% Floor, 6.50% Cap), 02/15/2037, Series 3275, Class FL (2)	11	11
4.86% (30-day Average SOFR + 0.51%, 0.40% Floor), 07/15/2037, Series 4048, Class FJ (2)	172	170
4.87% (30-day Average SOFR + 0.56%, 0.45% Floor, 7.00% Cap), 08/15/2042, Series 4091, Class TF (2)	718	708
4.92% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 03/15/2042, Series 4012, Class FN (2)	287	284
4.92% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 07/15/2042, Series 4077, Class FB (2)	131	129
4.97% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 12/15/2040, Series 3996, Class XF (2)	100	100
4.97% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 03/15/2041, Series 4013, Class QF (2)	136	136
5.00%, 04/15/2030, Series 3654, Class DC	267	270
5.00%, 07/15/2033, Series 2653, Class PZ	86	87
5.00%, 01/15/2034, Series 3920, Class LP	81	82
5.00%, 12/15/2040, Series 3770, Class ZB	511	517
5.00%, 05/15/2041, Series 3860, Class PZ	1,038	1,049

The accompanying notes are an integral part of these financial statements.

92

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
5.02% (30-day Average SOFR + 0.71%, 0.60% Floor, 8.50% Cap), 01/15/2029, Series 2388, Class FB (2)	$2	$2
5.02% (30-day Average SOFR + 0.71%, 0.60% Floor, 9.50% Cap), 12/15/2033, Series 2722, Class PF (2)	50	50
5.02% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 09/15/2037, Series 3371, Class FA (2)	6	6
5.10% (30-day Average SOFR + 0.79%, 0.68% Floor, 7.00% Cap), 11/15/2037, Series 3386, Class KF (2)	198	198
5.12% (30-day Average SOFR + 0.81%, 0.70% Floor, 9.00% Cap), 02/15/2027, Series 1935, Class FL (2)(5)	0	0
5.17% (30-day Average SOFR + 0.86%, 0.75% Floor, 8.50% Cap), 12/15/2032, Series 2571, Class FY (2)	13	13
5.22% (30-day Average SOFR + 0.91%, 0.80% Floor, 7.50% Cap), 08/15/2035, Series 3085, Class WF (2)	17	17
5.27% (30-day Average SOFR + 19.62%, 20.00% Cap), 11/15/2035, Series 3064, Class SG (2)(9)	11	12
5.32% (30-day Average SOFR + 1.01%, 0.90% Floor, 9.00% Cap), 02/15/2032, Series 2418, Class FO (2)	6	6
5.50%, 02/15/2034, Series 2744, Class PE (5)	0	0
5.50%, 08/15/2036, Series 3645, Class KZ	19	20
5.50%, 08/15/2036, Series 3200, Class AY	54	56
5.50%, 03/15/2038, Series 3423, Class PB	153	159
5.50%, 05/15/2038, Series 3453, Class B	8	9
5.50%, 01/15/2039, Series 3501, Class CB	58	60
5.50% (30-day Average SOFR + 26.80%, 5.50% Cap), 05/15/2041, Series 3852, Class QN (2)(9)	60	57
5.50% (30-day Average SOFR + 27.08%, 5.50% Cap), 05/15/2041, Series 3852, Class TP (2)(9)	159	160
5.62% (30-day Average SOFR + 1.31%, 1.20% Floor, 7.00% Cap), 07/15/2039, Series 3549, Class FA (2)	5	5
5.62%, 10/15/2038, Series 3895, Class WA (4)	28	29
5.63% (30-day Average SOFR + 16.73%, 17.03% Cap), 06/15/2035, Series 2990, Class WP (2)(5)(9)	0	0
6.00%, 05/15/2027, Series 1981, Class Z	1	1
6.00%, 07/15/2028, Series 2070, Class C	2	2
6.00%, 09/15/2028, Series 2086, Class GB	1	1
6.00%, 11/15/2028, Series 2095, Class PE	4	5
6.00%, 12/15/2028, Series 2106, Class ZD	11	11
6.00%, 01/15/2029, Series 2110, Class PG	12	12
6.00%, 02/15/2029, Series 2125, Class JZ	3	3
6.00%, 09/15/2032, Series 2500, Class MC	9	9
6.00%, 12/15/2032, Series 2544, Class HC	10	11
6.00%, 12/15/2032, Series 2543, Class YX	25	26
6.00%, 01/15/2033, Series 2552, Class ME	17	18
6.00%, 02/15/2033, Series 2567, Class QD	16	17
6.00%, 02/15/2033, Series 2575, Class ME	70	73
6.00%, 03/15/2033, Series 2596, Class QG	10	10
6.00%, 05/15/2034, Series 2802, Class OH	13	14
6.00%, 04/15/2035, Series 2968, Class EH	314	325
6.00%, 01/15/2036, Series 3101, Class UZ	40	43
6.00%, 03/15/2036, Series 3122, Class ZB	4	4
6.00%, 04/15/2036, Series 3219, Class DI	21	4
6.00%, 04/15/2036, Series 3137, Class XP	30	32
6.00%, 04/15/2036, Series 3819, Class ZQ	220	233
6.00%, 06/15/2036, Series 3164, Class MG	5	6
6.00%, 02/15/2037, Series 3274, Class B	20	21
6.00%, 04/15/2037, Series 3302, Class UT	22	23
6.00%, 05/15/2037, Series 3315, Class HZ	15	16
6.00%, 06/15/2038, Series 3461, Class LZ	6	6
6.00%, 06/15/2038, Series 3461, Class Z	120	126
6.25%, 08/15/2028, Series 2075, Class PM	6	6
6.25%, 02/15/2029, Series 2126, Class CB	8	8
6.40% (30-day Average SOFR + 17.16%, 17.45% Cap), 02/15/2038, Series 3422, Class SE (2)(9)	5	6
6.50%, 03/15/2026, Series 1829, Class ZB (5)	0	0
6.50%, 07/15/2026, Series 1863, Class Z (5)	0	0
6.50%, 01/15/2027, Series 1927, Class ZA (5)	0	0
6.50%, 12/15/2027, Series 2019, Class Z	1	1
6.50%, 06/15/2028, Series 2063, Class PG	2	2
6.50%, 08/15/2028, Series 2075, Class PH	5	5
6.50%, 05/15/2031, Series 2313, Class LA	1	1
6.50%, 08/15/2031, Series 2351, Class PZ	4	4

The accompanying notes are an integral part of these financial statements.

93

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
6.50%, 08/15/2031, Series 2345, Class NE	$5	$5
6.50%, 08/15/2031, Series 2344, Class ZJ	7	7
6.50%, 08/15/2031, Series 2344, Class ZD	44	46
6.50%, 10/15/2031, Series 2367, Class ME	5	5
6.50%, 01/15/2032, Series 2399, Class OH	6	6
6.50%, 01/15/2032, Series 2399, Class TH	7	7
6.50%, 02/15/2032, Series 2410, Class NG	8	8
6.50%, 02/15/2032, Series 2420, Class XK	11	11
6.50%, 03/15/2032, Series 2423, Class TB	6	7
6.50%, 03/15/2032, Series 2430, Class WF	12	12
6.50%, 04/15/2032, Series 2441, Class GF	3	3
6.50%, 04/15/2032, Series 2435, Class CJ	16	16
6.50%, 04/15/2032, Series 2434, Class ZA	16	17
6.50%, 05/15/2032, Series 2455, Class GK	10	10
6.50%, 06/15/2032, Series 2466, Class DH	3	3
6.50%, 06/15/2032, Series 2458, Class ZM	5	5
6.50%, 06/15/2032, Series 2466, Class PH	12	12
6.50%, 07/15/2032, Series 2474, Class NR	11	11
6.50%, 07/15/2032, Series 2484, Class LZ	14	14
6.50%, 03/15/2033, Series 2586, Class WI	6	1
6.50%, 07/15/2036, Series 3195, Class PD	18	18
6.50%, 07/15/2036, Series 3181, Class AZ	25	27
6.64% (30-day Average SOFR + 2.33%, 8.32% Cap), 07/15/2034, Series 3305, Class MG (2)	14	14
6.66% (30-day Average SOFR + 14.55%, 14.76% Cap), 09/15/2033, Series 2671, Class S (2)(9)	6	6
6.75% (30-day Average SOFR + 14.64%, 14.85% Cap), 06/15/2033, Series 2631, Class SA (2)(9)	21	22
6.78% (30-day Average SOFR + 16.25%, 16.50% Cap), 11/15/2033, Series 2780, Class SY (2)(9)	4	4
6.83%, 02/15/2039, Series 3546, Class A (4)	21	21
7.00%, 03/15/2028, Series 2038, Class PN (5)	1	0
7.00%, 06/15/2028, Series 2064, Class TE (5)	0	0
7.00%, 10/15/2028, Series 2089, Class PJ (5)	2	0
7.00%, 04/15/2029, Series 2141, Class IO (5)	0	0
7.00%, 06/15/2029, Series 2169, Class TB	10	10
7.00%, 07/15/2029, Series 2172, Class QC	8	8
7.00%, 08/15/2029, Series 2176, Class OJ	4	4
7.00%, 01/15/2030, Series 2208, Class PG	8	8
7.00%, 10/15/2030, Series 2259, Class ZM	7	7
7.00%, 03/15/2031, Series 2296, Class PD	4	4
7.00%, 06/15/2031, Series 2325, Class PM	2	2
7.00%, 07/15/2031, Series 2332, Class ZH	8	8
7.00%, 03/15/2032, Series 2423, Class MC	7	7
7.00%, 03/15/2032, Series 2423, Class MT	8	8
7.00%, 04/15/2032, Series 2436, Class MC	3	3
7.00%, 04/15/2032, Series 2434, Class TC	15	16
7.00%, 05/15/2032, Series 2450, Class GZ	9	10
7.00%, 12/15/2036, Series 3704, Class CT	395	421
7.25%, 07/15/2027, Series 1970, Class PG (5)	0	0
7.25%, 09/15/2030, Series 2256, Class MC	3	3
7.25%, 12/15/2030, Series 2271, Class PC	6	6
7.26% (30-day Average SOFR + 15.87%, 16.10% Cap), 02/15/2032, Series 2412, Class SP (2)(9)	10	11
7.49%, 11/15/2046, Series 3688, Class GT (4)	183	195
7.50%, 09/15/2026, Series 1890, Class H (5)	0	0
7.50%, 01/15/2027, Series 1963, Class Z	1	1
7.50%, 01/15/2027, Series 1927, Class PH	1	1
7.50%, 09/15/2027, Series 1987, Class PE	1	1
7.50%, 03/15/2028, Series 2040, Class PE	3	3
7.50%, 05/15/2028, Series 2054, Class PV	1	1
7.50%, 06/15/2029, Series 2163, Class PC (5)	1	0
7.50%, 11/15/2029, Series 2196, Class TL (5)	0	0

The accompanying notes are an integral part of these financial statements.

94

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
7.50%, 05/15/2030, Series 2234, Class PZ	$2	$2
7.50%, 08/15/2030, Series 2247, Class Z	2	2
7.50%, 10/15/2030, Series 2262, Class Z (5)	0	0
7.50%, 11/15/2036, Series 3704, Class DT	177	190
7.50%, 12/15/2036, Series 3704, Class ET	157	172
7.51% (30-day Average SOFR + 19.35%, 19.66% Cap), 06/15/2036, Series 3523, Class SD (2)(9)	9	9
8.00% (30-day Average SOFR + 18.33%, 18.60% Cap), 12/15/2032, Series 2571, Class SY (2)(9)	7	8
8.00%, 09/15/2026, Series 1899, Class ZE	1	1
8.00%, 11/15/2029, Series 2201, Class C	1	1
8.00%, 01/15/2030, Series 2209, Class TC	2	2
8.00%, 01/15/2030, Series 2210, Class Z	7	8
8.00%, 03/15/2030, Series 2224, Class CB	2	2
8.00%, 04/15/2030, Series 2230, Class Z	2	2
8.01% (30-day Average SOFR + 19.20%, 19.50% Cap), 02/15/2032, Series 2410, Class QS (2)(9)	10	11
8.37% (30-day Average SOFR + 24.15%, 24.57% Cap), 01/15/2036, Series 3102, Class HS (2)(9)	1	1
8.50%, 06/15/2031, Series 2359, Class ZB	7	7
8.59% (30-day Average SOFR + 27.52%, 28.03% Cap), 10/15/2025, Series 3051, Class DP (2)(5)(9)	0	0
8.72% (30-day Average SOFR + 27.66%, 28.16% Cap), 02/15/2035, Series 2929, Class MS (2)(9)	14	14
9.00% (30-day Average SOFR + 69.23%, 9.00% Cap), 03/15/2037, Series 3443, Class SY (2)(9)	7	8
11.37% (30-day Average SOFR + 30.05%, 30.55% Cap), 03/15/2029, Series 2132, Class SB (2)(5)(9)	0	0
Freddie Mac Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057, Series 2017-4, Class MT	2,149	1,928
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-1
3.50%, 05/25/2057, Series 2018-1, Class M60C	7,835	7,190
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-2
3.50%, 11/25/2057, Series 2018-2, Class MT	4,939	4,425
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4
3.50%, 03/25/2058, Series 2018-4, Class MZ	10,099	7,328
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058, Series 2019-1, Class MT	5,739	5,126
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058, Series 2019-3, Class MB	3,880	3,164
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059, Series 2019-4, Class M55D	3,653	3,406
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059, Series 2020-1, Class M55G	4,469	4,010
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-3
2.00%, 05/25/2060, Series 2020-3, Class MT	4,226	3,348
3.00%, 05/25/2060, Series 2020-3, Class M5TW	4,697	4,191
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2022-1
3.25%, 11/25/2061, Series 2022-1, Class MTU	7,887	6,784
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2023-1
3.00%, 10/25/2062, Series 2023-1, Class MT	7,915	6,651
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-1
3.00%, 11/25/2063, Series 2024-1, Class MT	4,352	3,675
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-2
3.50%, 05/25/2064, Series 2024-2, Class MT	10,029	8,679
Freddie Mac STACR REMIC Trust 2021-DNA5
5.96% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2 (1)(2)	398	399
Freddie Mac STACR REMIC Trust 2022-DNA2
5.61% (30-day Average SOFR + 1.30%), 02/25/2042, Series 2022-DNA2, Class M1A (1)(2)	1,362	1,363
Freddie Mac STACR REMIC Trust 2022-DNA6
6.46% (30-day Average SOFR + 2.15%), 09/25/2042, Series 2022-DNA6, Class M1A (1)(2)	839	846
Freddie Mac STACR REMIC Trust 2022-DNA7
6.81% (30-day Average SOFR + 2.50%), 03/25/2052, Series 2022-DNA7, Class M1A (1)(2)	2,201	2,230
Freddie Mac STACR REMIC Trust 2024-DNA1
5.66% (30-day Average SOFR + 1.35%), 02/25/2044, Series 2024-DNA1, Class M1 (1)(2)	3,319	3,325

The accompanying notes are an integral part of these financial statements.

95

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
Freddie Mac STACR REMIC Trust 2024-DNA2
5.51% (30-day Average SOFR + 1.20%), 05/25/2044, Series 2024-DNA2, Class M1 (1)(2)	$1,403	$1,405
Freddie Mac STACR REMIC Trust 2025-DNA1
5.36% (30-day Average SOFR + 1.05%), 01/25/2045, Series 2025-DNA1, Class M1 (1)(2)	2,442	2,443
Freddie Mac STACR REMIC Trust 2025-DNA2
5.41% (30-day Average SOFR + 1.10%), 05/25/2045, Series 2025-DNA2, Class A1 (1)(2)	15,689	15,695
Freddie Mac Strips
0.00%, 04/01/2028, Series 197, Class PO	8	7
0.00%, 09/15/2043, Series 310, Class PO	311	238
0.00%, 10/25/2053, Series 406, Class PO	7,730	6,327
3.00%, 08/15/2042, Series 267, Class 30	465	424
3.00%, 01/15/2043, Series 299, Class 300	93	86
3.28% (30-day Average SOFR + 7.59%, 7.70% Cap), 08/15/2036, Series 239, Class S30 (2)(9)	122	15
3.50%, 07/15/2042, Series 262, Class 35	1,728	1,622
4.00%, 05/25/2053, Series 405, Class C20	13,462	2,958
4.92% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 08/15/2042, Series 270, Class F1 (2)	327	323
4.97% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 07/15/2042, Series 264, Class F1 (2)	599	593
4.97% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/15/2042, Series 272, Class F2 (2)	312	309
5.00%, 09/15/2035, Series 233, Class 12	33	5
5.00%, 09/15/2035, Series 233, Class 11	39	6
5.00%, 09/15/2035, Series 233, Class 13	62	9
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043, Series T-57, Class 1AP	10	8
0.00%, 09/25/2043, Series T-58, Class APO	11	7
0.00%, 10/25/2043, Series T-59, Class 1AP	12	6
2.34%, 10/25/2037, Series T-76, Class 2A (4)	547	494
4.35%, 07/25/2033, Series T-48, Class 1A (4)	88	85
4.45%, 07/25/2032, Series T-41, Class 3A (4)	31	28
5.23%, 05/25/2043, Series T-56, Class A5	324	308
5.60% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044, Series T-62, Class 1A1 (2)	183	167
6.50%, 02/25/2043, Series T-54, Class 2A	154	154
7.00%, 02/25/2043, Series T-54, Class 3A	50	52
7.00%, 10/25/2043, Series T-59, Class 1A2	148	155
7.50%, 02/25/2042, Series T-42, Class A5	124	132
7.50%, 08/25/2042, Series T-51, Class 2A (4)	26	27
7.50%, 07/25/2043, Series T-57, Class 1A3	29	31
7.50%, 09/25/2043, Series T-58, Class 4A	161	167
FREMF 2015-K49 Mortgage Trust
3.90%, 10/25/2048, Series 2015-K49, Class C (1)(4)	4,000	3,984
FREMF 2015-K51 Mortgage Trust
4.10%, 10/25/2048, Series 2015-K51, Class C (1)(4)	1,500	1,492
FREMF 2016-K52 Mortgage Trust
4.07%, 01/25/2049, Series 2016-K52, Class B (1)(4)	4,750	4,720
FREMF 2016-K59 Mortgage Trust
3.69%, 11/25/2049, Series 2016-K59, Class B (1)(4)	2,450	2,408
FREMF 2017-KGS1 Mortgage Trust
6.93% (30-day Average SOFR + 2.61%, 2.50% Floor), 10/25/2027, Series 2017-KGL1, Class BFL (1)(2)	3,415	3,321
FREMF 2019-K92 Mortgage Trust
4.34%, 05/25/2052, Series 2019-K92, Class B (1)(4)	6,595	6,486
FREMF 2019-K99 Mortgage Trust
3.77%, 10/25/2052, Series 2019-K99, Class B (1)(4)	10,000	9,534
FREMF 2020-K105 Mortgage Trust
3.53%, 03/25/2053, Series 2020-K105, Class B (1)(4)	17,300	16,298
GCAT 2025-NQM2 Trust
5.60%, 04/25/2070, Series 2025-NQM2, Class A1 (1)(3)	12,438	12,481
Ginnie Mae
0.00%, 06/16/2033, Series 2003-52, Class AP	11	10
0.00%, 06/20/2034, Series 2004-46, Class PO	21	18

The accompanying notes are an integral part of these financial statements.

96

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
0.00%, 08/20/2035, Series 2010-14, Class CO	$50	$42
0.00%, 10/20/2035, Series 2005-82, Class PO	12	10
0.00%, 11/20/2035, Series 2010-14, Class BO	18	15
0.00%, 03/20/2036, Series 2006-16, Class OP	15	13
0.00%, 05/20/2036, Series 2006-22, Class AO	22	18
0.00%, 07/20/2036, Series 2006-34, Class PO	3	2
0.00%, 04/16/2037, Series 2007-17, Class JO	30	24
0.00%, 05/20/2037, Series 2007-28, Class BO	4	4
0.00%, 06/16/2037, Series 2007-36, Class HO	7	6
0.00%, 06/16/2037, Series 2007-35, Class PO	80	65
0.00%, 11/16/2037, Series 2009-79, Class OK	79	66
0.00%, 01/20/2038, Series 2008-1, Class PO	3	2
0.00%, 12/20/2040, Series 2010-157, Class OP	175	149
0.00% (1 Month Term SOFR + 3.75%, 3.86% Cap), 09/20/2048, Series 2018-121, Class KS (2)(9)	4,265	119
0.00% (1 Month Term SOFR + 3.73%, 3.84% Cap), 10/20/2048, Series 2018-148, Class DS (2)(9)	5,520	170
0.00% (1 Month Term SOFR + 3.69%, 3.80% Cap), 11/20/2048, Series 2018-151, Class SL (2)(9)	3,289	92
0.00% (1 Month Term SOFR + 2.70%, 2.81% Cap), 07/20/2049, Series 2019-92, Class S (2)(9)	17,266	254
0.00% (1 Month Term SOFR + 3.24%, 3.35% Cap), 08/20/2049, Series 2019-99, Class SA (2)(9)	8,718	216
0.00% (1 Month Term SOFR + 3.25%, 0.02% Cap), 01/20/2050, Series 2021-165, Class ST (2)(9)	2,284	1
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-46, Class S (2)(9)	3,770	97
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-51, Class SC (2)(9)	16,997	416
0.00% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-66, Class SB (2)(9)	5,578	149
0.00% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-68, Class SP (2)(9)	4,614	150
0.00% (30-day Average SOFR + 3.75%, 3.75% Cap), 04/20/2052, Series 2022-78, Class SB (2)(9)	10,092	255
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 04/20/2052, Series 2022-78, Class MS (2)(9)	14,499	389
0.00% (30-day Average SOFR + 3.65%, 3.65% Cap), 05/20/2052, Series 2022-93, Class GS (2)(9)	3,567	84
0.00% (30-day Average SOFR + 3.95%, 3.95% Cap), 07/20/2052, Series 2022-133, Class SA (2)(9)	7,706	191
0.00% (30-day Average SOFR + 3.76%, 3.76% Cap), 07/20/2052, Series 2022-126, Class CS (2)(9)	20,833	423
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 08/20/2052, Series 2022-148, Class DS (2)(9)	8,040	151
0.00%, 05/20/2053, Series 2023-169, Class EO	2,251	1,762
0.60% (30-day Average SOFR + 4.90%, 4.90% Cap), 10/20/2052, Series 2022-178, Class SA (2)(9)	16,823	848
1.10%, 06/20/2067, Series 2017-H14, Class XI (4)	5,216	154
1.27% (1 Month Term SOFR + 5.59%, 5.70% Cap), 12/20/2038, Series 2008-93, Class AS (2)(9)	81	5
1.47% (1 Month Term SOFR + 5.79%, 5.90% Cap), 09/20/2038, Series 2008-76, Class US (2)(9)	73	2
1.52% (1 Month Term SOFR + 5.84%, 5.95% Cap), 02/20/2039, Series 2009-10, Class SA (2)(9)	57	4
1.52% (1 Month Term SOFR + 5.84%, 5.95% Cap), 06/20/2039, Series 2009-43, Class SA (2)(9)	55	2
1.57% (1 Month Term SOFR + 5.89%, 6.00% Cap), 11/20/2037, Series 2007-7x3, Class MI (2)(5)(9)	54	0
1.57% (1 Month Term SOFR + 5.89%, 6.00% Cap), 02/20/2038, Series 2009-106, Class ST (2)(9)	414	13
1.57% (1 Month Term SOFR + 5.89%, 6.00% Cap), 08/20/2038, Series 2008-71, Class SC (2)(5)(9)	20	0
1.57% (1 Month Term SOFR + 5.89%, 6.00% Cap), 12/20/2038, Series 2008-96, Class SL (2)(9)	43	1
1.57% (1 Month Term SOFR + 5.89%, 6.00% Cap), 02/16/2041, Series 2011-26, Class CS (2)(9)	9,543	991
1.61% (1 Month Term SOFR + 5.93%, 6.04% Cap), 02/20/2039, Series 2009-6, Class SH (2)(5)(9)	34	0
1.65% (1 Month Term SOFR + 5.97%, 6.08% Cap), 11/20/2034, Series 2004-96, Class SC (2)(5)(9)	78	0
1.65% (1 Month Term SOFR + 5.97%, 6.08% Cap), 06/20/2039, Series 2009-42, Class SC (2)(9)	76	6
1.65%, 01/20/2063, Series 2013-H01, Class FA (5)	0	0
1.65%, 02/20/2063, Series 2013-H04, Class BA	5	5
1.65%, 04/20/2063, Series 2013-H09, Class HA	7	7
1.66% (1 Month Term SOFR + 5.98%, 6.09% Cap), 09/20/2039, Series 2009-81, Class SB (2)(9)	149	13
1.67% (1 Month Term SOFR + 5.99%, 6.10% Cap), 10/20/2034, Series 2004-90, Class SI (2)(9)	126	7
1.67% (1 Month Term SOFR + 5.99%, 6.10% Cap), 02/16/2039, Series 2009-6, Class SA (2)(5)(9)	31	0
1.67% (1 Month Term SOFR + 5.99%, 6.10% Cap), 07/16/2039, Series 2009-64, Class SN (2)(9)	60	3
1.72% (1 Month Term SOFR + 6.04%, 6.15% Cap), 07/20/2038, Series 2008-60, Class CS (2)(9)	60	1
1.72% (1 Month Term SOFR + 6.04%, 6.15% Cap), 02/16/2039, Series 2009-11, Class SC (2)(9)	38	1
1.77% (1 Month Term SOFR + 6.09%, 6.20% Cap), 03/20/2037, Series 2007-9, Class CI (2)(9)	57	4
1.77% (1 Month Term SOFR + 6.09%, 6.20% Cap), 04/20/2037, Series 2007-19, Class SD (2)(5)(9)	28	0
1.77% (1 Month Term SOFR + 6.09%, 6.20% Cap), 05/20/2037, Series 2007-26, Class SC (2)(9)	52	2
1.77% (1 Month Term SOFR + 6.09%, 6.20% Cap), 05/20/2037, Series 2007-27, Class SD (2)(9)	57	2
1.77% (1 Month Term SOFR + 6.09%, 6.20% Cap), 06/20/2038, Series 2008-55, Class SA (2)(5)(9)	17	0

The accompanying notes are an integral part of these financial statements.

97

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
1.77% (1 Month Term SOFR + 6.09%, 6.20% Cap), 09/20/2038, Series 2008-81, Class S (2)(9)	$151	$1
1.82% (1 Month Term SOFR + 6.14%, 6.25% Cap), 06/20/2037, Series 2007-36, Class SJ (2)(9)	42	1
1.82% (1 Month Term SOFR + 6.14%, 6.25% Cap), 08/16/2039, Series 2009-72, Class SM (2)(9)	79	6
1.84% (1 Month Term SOFR + 6.16%, 6.27% Cap), 04/20/2039, Series 2009-22, Class SA (2)(9)	85	6
1.87% (1 Month Term SOFR + 6.19%, 6.30% Cap), 09/20/2035, Series 2005-68, Class KI (2)(9)	178	16
1.87% (1 Month Term SOFR + 6.19%, 6.30% Cap), 04/20/2038, Series 2008-36, Class SH (2)(5)(9)	70	0
1.87% (1 Month Term SOFR + 6.19%, 6.30% Cap), 03/20/2039, Series 2009-31, Class TS (2)(5)(9)	20	0
1.97% (1 Month Term SOFR + 6.29%, 6.40% Cap), 05/16/2038, Series 2008-40, Class SA (2)(9)	180	9
1.97% (1 Month Term SOFR + 6.29%, 6.40% Cap), 11/16/2039, Series 2009-106, Class AS (2)(9)	128	12
2.00%, 07/01/2055 (10)	2,095	1,706
2.04% (1 Month Term SOFR + 6.36%, 6.47% Cap), 06/16/2037, Series 2007-36, Class SE (2)(9)	31	1
2.07% (1 Month Term SOFR + 6.39%, 6.50% Cap), 11/20/2037, Series 2007-76, Class SB (2)(9)	104	1
2.08% (1 Month Term SOFR + 6.40%, 6.51% Cap), 11/20/2037, Series 2007-67, Class SI (2)(9)	57	1
2.11% (1 Month Term SOFR + 6.43%, 6.54% Cap), 11/16/2037, Series 2007-74, Class SL (2)(5)(9)	59	0
2.12% (1 Month Term SOFR + 6.44%, 6.55% Cap), 09/20/2037, Series 2007-53, Class ES (2)(9)	51	2
2.12% (1 Month Term SOFR + 6.44%, 6.55% Cap), 11/20/2037, Series 2007-72, Class US (2)(5)(9)	47	0
2.12% (1 Month Term SOFR + 6.44%, 6.55% Cap), 12/20/2037, Series 2007-79, Class SY (2)(9)	69	1
2.12% (1 Month Term SOFR + 6.44%, 6.55% Cap), 11/16/2033, Series 2003-97, Class SA (2)(5)(9)	12	0
2.12% (1 Month Term SOFR + 6.44%, 6.55% Cap), 12/16/2033, Series 2003-112, Class SA (2)(5)(9)	25	0
2.12% (1 Month Term SOFR + 6.44%, 6.55% Cap), 09/16/2034, Series 2004-73, Class JL (2)(9)	92	8
2.17% (1 Month Term SOFR + 6.49%, 6.60% Cap), 05/20/2041, Series 2011-75, Class SM (2)(9)	97	6
2.21% (1 Month Term SOFR + 6.53%, 6.64% Cap), 07/20/2037, Series 2007-45, Class QA (2)(9)	65	4
2.25% (1 Month Term SOFR + 6.57%, 6.68% Cap), 07/20/2037, Series 2007-40, Class SN (2)(9)	62	2
2.27% (1 Month Term SOFR + 6.59%, 6.70% Cap), 10/20/2036, Series 2006-59, Class SD (2)(9)	31	2
2.32% (1 Month Term SOFR + 6.64%, 6.75% Cap), 01/20/2035, Series 2005-3, Class SK (2)(9)	83	5
2.32% (1 Month Term SOFR + 6.64%, 6.75% Cap), 07/20/2037, Series 2007-40, Class SD (2)(9)	46	2
2.37% (1 Month Term SOFR + 6.69%, 6.80% Cap), 06/20/2035, Series 2008-79, Class CS (2)(9)	43	43
2.38% (1 Month Term SOFR + 6.70%, 6.81% Cap), 04/16/2037, Series 2007-17, Class JI (2)(9)	77	6
2.50%, 07/01/2055 (10)	4,075	3,461
2.60%, 05/20/2067, Series 2017-H11, Class LI (4)	4,579	381
2.87% (1 Month Term SOFR + 7.19%, 7.30% Cap), 12/20/2038, Series 2008-95, Class DS (2)(9)	130	2
3.00%, 12/20/2041, Series 2011-157, Class UY	1,000	896
3.00%, 10/20/2045, Series 2015-144, Class HP	490	445
3.00%, 09/20/2047, Series 2017-139, Class BA	658	599
3.00%, 06/20/2051, Series 2021-114, Class TI	7,176	1,041
3.00%, 08/20/2051, Series 2022-93, Class IO	24,839	2,754
3.00%, 07/01/2055 (10)	2,530	2,237
3.17% (1 Month Term SOFR + 7.49%, 7.60% Cap), 09/20/2038, Series 2009-25, Class SE (2)(9)	31	1
3.27% (1 Month Term SOFR + 7.59%, 7.70% Cap), 02/20/2033, Series 2003-12, Class SP (2)(5)(9)	7	0
3.27% (1 Month Term SOFR + 7.59%, 7.70% Cap), 04/16/2038, Series 2008-33, Class XS (2)(9)	31	2
3.50%, 07/20/2046, Series 2018-160, Class PA	462	456
3.50%, 09/20/2046, Series 2018-34, Class DL	1,142	1,116
3.50%, 07/01/2055 (10)	5,170	4,700
3.73%, 01/20/2042, Series 2012-141, Class WC (4)	129	122
3.82% (1 Month Term SOFR + 8.14%, 8.25% Cap), 08/16/2031, Series 2001-35, Class SA (2)(5)(9)	4	0
4.00%, 07/01/2055 (10)	4,690	4,360
4.00%, 09/16/2042, Series 2012-141, Class WB (4)	82	78
4.41%, 04/20/2043, Series 2013-91, Class WA (4)	116	112
4.50%, 07/01/2055 (10)	2,740	2,622
4.52%, 11/16/2041, Series 2012-141, Class WA (4)	147	146
4.54% (1 Month Term SOFR + 13.17%, 13.40% Cap), 10/20/2037, Series 2008-7, Class SP (2)(9)	8	8
4.55%, 10/20/2041, Series 2014-188, Class W (4)	198	199
4.60% (1 Month Term SOFR + 0.71%, 0.60% Floor, 4.60% Cap), 10/20/2062, Series 2012-H24, Class FE (2)	3	3
4.63%, 10/20/2042, Series 2014-41, Class W (4)	386	389
4.69%, 09/20/2041, Series 2013-26, Class AK (4)	105	106
4.73% (1 Month Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap), 05/16/2037, Series 2007-25, Class FN (2)	26	26
4.75% (1 Month Term SOFR + 0.41%, 0.30% Floor, 5.59% Cap), 08/20/2060, Series 2013-H03, Class FA (2)(5)	0	0
4.75% (1 Month Term SOFR + 0.41%, 0.30% Floor), 11/20/2062, Series 2013-H02, Class HF (2)(5)	0	0

The accompanying notes are an integral part of these financial statements.

98

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
4.76%, 03/20/2048, Series 2020-30, Class PT (4)	$4,968	$5,033
4.77% (1 Month Term SOFR + 0.43%, 0.32% Floor, 10.50% Cap), 01/20/2063, Series 2013-H01, Class JA (2)	100	100
4.79% (1 Month Term SOFR + 0.45%, 0.34% Floor, 11.00% Cap), 12/20/2062, Series 2012-H31, Class FD (2)	326	326
4.86% (1 Month Term SOFR + 0.52%, 0.41% Floor, 11.00% Cap), 03/20/2063, Series 2013-H07, Class HA (2)	93	94
4.87% (1 Month Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap), 02/20/2063, Series 2013-H04, Class SA (2)	60	60
4.88% (1 Month Term SOFR + 0.54%, 0.43% Floor, 5.59% Cap), 04/20/2060, Series 2012-H24, Class FG (2)	2	2
4.88%, 11/20/2042, Series 2013-54, Class WA (4)	85	86
4.89% (1 Month Term SOFR + 0.55%, 0.44% Floor, 11.00% Cap), 07/20/2065, Series 2015-H16, Class FL (2)	889	890
4.90% (1 Month Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap), 03/20/2060, Series 2012-H24, Class FA (2)	19	18
4.90% (1 Month Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap), 05/20/2062, Series 2012-H15, Class FA (2)(5)	0	0
4.90% (1 Month Term SOFR + 0.56%, 0.45% Floor, 11.00% Cap), 06/20/2065, Series 2015-H18, Class FA (2)	240	240
4.90% (1 Month Term SOFR + 0.56%, 0.45% Floor, 11.00% Cap), 08/20/2067, Series 2017-H19, Class FA (2)	136	136
4.90% (1 Month Term SOFR + 0.58%, 11.00% Cap), 02/20/2065, Series 2015-H07, Class ES (2)	248	249
4.92% (1 Month Term SOFR + 0.58%, 0.47% Floor), 08/20/2061, Series 2011-H19, Class FA (2)	51	52
4.92% (1 Month Term SOFR + 0.58%, 0.47% Floor, 10.50% Cap), 03/20/2063, Series 2013-H07, Class GA (2)	27	27
4.92% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 06/20/2063, Series 2013-H14, Class FD (2)	163	163
4.92% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 07/20/2064, Series 2014-H14, Class GF (2)	222	222
4.92% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 09/20/2064, Series 2014-H19, Class FE (2)	1,042	1,043
4.92% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 08/20/2065, Series 2015-H20, Class FA (2)	169	169
4.93% (1 Month Term SOFR + 0.59%, 0.48% Floor, 11.00% Cap), 02/20/2065, Series 2015-H05, Class FC (2)	1,073	1,074
4.93% (1 Month Term SOFR + 0.59%, 0.48% Floor, 11.00% Cap), 03/20/2065, Series 2015-H08, Class FC (2)	1,552	1,554
4.95% (1 Month Term SOFR + 0.61%, 0.50% Floor, 10.66% Cap), 03/20/2061, Series 2011-H11, Class FA (2)	238	238
4.95% (1 Month Term SOFR + 0.61%, 0.50% Floor), 01/20/2063, Series 2013-H01, Class TA (2)	4	4
4.95% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 06/20/2064, Series 2014-H11, Class VA (2)	787	788
4.95% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H15, Class FA (2)	643	644
4.95% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H17, Class FC (2)	688	689
4.95% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 12/20/2064, Series 2015-H03, Class FA (2)	274	274
4.95% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 06/20/2067, Series 2017-H14, Class FV (2)	1,633	1,636
4.96% (1 Month Term SOFR + 0.63%, 0.52% Floor, 11.50% Cap), 10/20/2062, Series 2012-H29, Class FA (2)	132	132
5.00% (1 Month Term SOFR + 0.66%, 0.55% Floor), 10/20/2061, Series 2012-H26, Class JA (2)(5)	0	0
5.00% (1 Month Term SOFR + 0.66%, 0.55% Floor), 04/20/2062, Series 2013-H07, Class MA (2)(5)	0	0
5.00% (1 Month Term SOFR + 0.66%, 0.55% Floor), 07/20/2062, Series 2012-H26, Class MA (2)	4	4
5.00%, 07/01/2042 (10)	19,910	19,555
5.01% (1 Month Term SOFR + 0.67%, 0.56% Floor, 11.00% Cap), 03/20/2067, Series 2017-H09, Class DF (2)	1,826	1,831
5.03% (1 Month Term SOFR + 0.69%, 0.58% Floor), 09/20/2062, Series 2012-H28, Class FA (2)	4	4
5.05% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap), 04/20/2064, Series 2014-H09, Class TA (2)	182	183
5.05% (1 Month Term SOFR + 0.71%, 0.60% Floor), 04/20/2064, Series 2014-H10, Class TA (2)	1,054	1,057
5.05% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap), 05/20/2064, Series 2014-H07, Class FA (2)	2,137	2,142
5.05% (1 Month Term SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 10/20/2064, Series 2014-H20, Class LF (2)	520	520
5.09%, 06/20/2040, Series 2013-75, Class WA (4)	54	55
5.10% (1 Month Term SOFR + 0.76%, 0.65% Floor), 05/20/2061, Series 2012-H21, Class DF (2)	9	9
5.10% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 01/20/2064, Series 2014-H01, Class FD (2)	148	148
5.10% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 02/20/2064, Series 2014-H04, Class FB (2)	314	316
5.10% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 03/20/2064, Series 2014-H06, Class HB (2)	281	282
5.14% (1 Month Term SOFR + 0.80%, 0.69% Floor, 11.00% Cap), 02/20/2064, Series 2014-H05, Class FA (2)	739	742
5.14%, 07/20/2060, Series 2010-H17, Class XQ (4)	2	2
5.15% (1 Month Term SOFR + 0.81%, 0.70% Floor), 05/20/2061, Series 2012-H21, Class CF (2)	8	8
5.15% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.00% Cap), 04/20/2062, Series 2012-H08, Class FS (2)	215	216
5.25% (1 Month Term SOFR + 0.93%, 0.82% Floor, 7.00% Cap), 07/20/2038, Series 2008-58, Class FA (2)	128	129
5.30%, 01/20/2039, Series 2014-6, Class W (4)	233	241
5.50%, 04/20/2033, Series 2003-25, Class PZ	63	63
5.50%, 03/16/2034, Series 2004-17, Class MZ	982	980
5.50%, 07/20/2035, Series 2005-56, Class IC	9	1
5.50%, 09/20/2035, Series 2005-72, Class AZ	33	34
5.50%, 02/20/2038, Series 2008-17, Class IO (5)	10	0
5.50%, 05/20/2039, Series 2009-33, Class CI	12	1
5.50%, 09/20/2039, Series 2009-75, Class MN	302	315
5.50%, 10/20/2039, Series 2009-87, Class BE	303	313

The accompanying notes are an integral part of these financial statements.

99

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
5.50%, 07/01/2055 (10)	$28,525	$28,563
5.55%, 01/20/2038, Series 2015-137, Class WA (4)	217	225
5.56%, 10/20/2036, Series 2006-57, Class PZ	53	53
5.57%, 08/20/2038, Series 2012-59, Class WA (4)	84	86
5.58%, 07/20/2040, Series 2011-137, Class WA (4)	85	88
5.66%, 08/20/2034, Series 2010-103, Class WA (4)	21	21
5.73% (1 Month Term SOFR + 1.39%, 1.28% Floor), 02/20/2071, Series 2021-H03, Class LF (2)	11,305	11,508
5.75%, 07/20/2038, Series 2008-69, Class QD	1	1
5.77% (1 Month Term SOFR + 16.16%, 16.43% Cap), 06/17/2035, Series 2005-68, Class DP (2)(9)	18	19
5.79%, 02/20/2037, Series 2011-22, Class WA (4)	16	16
5.81%, 10/20/2033, Series 2010-41, Class WA (4)	37	38
5.84%, 04/20/2037, Series 2010-129, Class AW (4)	27	28
5.85%, 12/20/2038, Series 2011-163, Class WA (4)	179	185
5.94% (1 Month Term SOFR + 22.30%, 22.73% Cap), 08/20/2035, Series 2005-65, Class SA (2)(9)	3	3
6.00%, 09/16/2033, Series 2003-75, Class ZX	35	35
6.00%, 06/20/2034, Series 2004-49, Class Z	87	89
6.00%, 12/20/2035, Series 2005-91, Class PI	18	2
6.00%, 06/20/2038, Series 2008-50, Class KB	35	36
6.00%, 05/20/2039, Series 2009-33, Class TI	16	1
6.00%, 07/01/2042 (10)	17,160	17,411
6.00%, 08/01/2055 (10)	6,500	6,588
6.08% (1 Month Term SOFR + 20.45%, 20.83% Cap), 08/16/2035, Series 2005-66, Class SP (2)(9)	5	6
6.08%, 11/20/2038, Series 2011-97, Class WA (4)	38	39
6.50%, 07/20/2032, Series 2002-52, Class GH	22	22
6.50%, 01/20/2033, Series 2003-58, Class BE	30	30
6.50%, 05/20/2033, Series 2003-46, Class MG	23	23
6.50%, 07/20/2036, Series 2006-33, Class Z	98	100
6.50%, 08/20/2036, Series 2006-38, Class ZK	119	119
6.50%, 03/20/2039, Series 2009-14, Class KI	20	1
6.50%, 03/20/2039, Series 2009-14, Class NI	44	3
6.50%, 07/01/2055 (10)	11,790	12,103
6.65% (1 Month Term SOFR + 19.61%, 19.95% Cap), 11/20/2037, Series 2008-7, Class SK (2)(9)	6	6
6.91% (1 Month Term SOFR + 19.86%, 20.21% Cap), 09/20/2037, Series 2007-53, Class SW (2)(9)	11	12
6.98% (1 Month Term SOFR + 16.47%, 16.72% Cap), 05/18/2034, Series 2005-7, Class JM (2)(5)(9)	0	0
7.00% (1 Month Term SOFR + 43.78%, 7.00% Cap), 09/20/2034, Series 2004-71, Class ST (2)(9)	9	9
7.00%, 10/16/2040, Series 2010-130, Class CP	139	149
7.49% (1 Month Term SOFR + 19.35%, 19.66% Cap), 04/16/2034, Series 2004-28, Class S (2)(9)	11	13
7.70% (1 Month Term SOFR + 28.90%, 29.46% Cap), 09/20/2034, Series 2004-71, Class SB (2)(9)	9	10
8.15% (1 Month Term SOFR + 23.96%, 24.38% Cap), 10/16/2034, Series 2004-89, Class LS (2)(9)	6	7
Ginnie Mae I Pool
3.00%, 05/15/2043	181	164
3.00%, 07/15/2045	469	418
3.50%, 01/15/2042	1,523	1,425
3.50%, 03/15/2043	617	575
3.50%, 04/15/2043	1,212	1,130
3.50%, 06/15/2043	651	607
3.50%, 07/15/2043	286	266
4.00%, 06/15/2039	144	136
4.00%, 10/15/2040	76	73
4.50%, 04/15/2040	534	523
5.50%, 04/15/2033	106	110
5.50%, 06/15/2033	1	1
5.50%, 12/15/2033	4	4
5.50%, 07/15/2034	2	2
5.50%, 09/15/2034	1	1
6.50%, 03/15/2028	2	2
6.50%, 09/15/2028	2	2
6.50%, 10/15/2028 (5)	0	0

The accompanying notes are an integral part of these financial statements.

100

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
6.50%, 01/15/2032	$18	$19
6.50%, 07/15/2032	1	1
6.50%, 02/15/2033	5	5
6.50%, 04/15/2033	4	4
6.50%, 12/15/2035	17	17
7.00%, 09/15/2031	19	20
7.00%, 02/15/2033	4	4
7.00%, 06/15/2033	6	6
7.00%, 06/15/2035	39	42
7.00%, 04/15/2037	5	5
7.50%, 07/15/2027 (5)	0	0
7.50%, 09/15/2028 (5)	0	0
7.50%, 10/15/2037	11	12
Ginnie Mae II Pool
2.00%, 10/20/2050	4,740	3,754
2.00%, 10/20/2050	16,930	13,790
2.00%, 01/20/2051	12,368	10,075
2.00%, 02/20/2051	1,492	1,188
2.00%, 03/20/2051	3,776	3,076
2.00%, 07/20/2051	4,465	3,637
2.00%, 08/20/2051	2,901	2,363
2.00%, 10/20/2051	9,396	7,654
2.00%, 11/20/2051	11,472	9,346
2.00%, 12/20/2051	5,367	4,371
2.00%, 01/20/2052	12,764	10,397
2.00%, 04/20/2052	2,379	1,938
2.50%, 12/20/2046	816	710
2.50%, 06/20/2050	1,512	1,290
2.50%, 09/20/2050	47	40
2.50%, 09/20/2050	2,691	2,278
2.50%, 09/20/2050	4,216	3,625
2.50%, 10/20/2050	213	181
2.50%, 11/20/2050	162	138
2.50%, 01/20/2051	1,743	1,482
2.50%, 02/20/2051	11,529	9,804
2.50%, 03/20/2051	10,620	8,902
2.50%, 03/20/2051	13,331	11,335
2.50%, 03/20/2051	18,923	15,852
2.50%, 04/20/2051	10,907	9,273
2.50%, 05/20/2051	8,177	6,954
2.50%, 06/20/2051	11,998	10,138
2.50%, 08/20/2051	46,901	39,867
2.50%, 09/20/2051	6,174	5,191
2.50%, 09/20/2051	6,960	5,916
2.50%, 10/20/2051	6,045	5,138
2.50%, 11/20/2051	14,743	12,532
2.50%, 12/20/2051	10,278	8,736
2.50%, 01/20/2052	3,149	2,677
2.50%, 03/20/2052	9,777	8,347
2.50%, 03/20/2052	22,164	18,840
2.50%, 12/20/2052	9,758	8,295
2.50%, 02/20/2053	2,768	2,373
2.50%, 08/20/2053	14,298	12,170
2.50%, 12/20/2053	9,753	8,291
2.50%, 02/20/2054	7,740	6,586
2.50%, 04/20/2054	4,339	3,688
2.50%, 05/20/2054	12,379	10,523
2.94%, 10/20/2070 (4)	6,160	5,563

The accompanying notes are an integral part of these financial statements.

101

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
2.99%, 12/20/2070 (4)	$3,263	$2,941
3.00%, 06/20/2042	113	103
3.00%, 08/20/2042	1,441	1,320
3.00%, 11/20/2042	818	746
3.00%, 12/20/2042	419	382
3.00%, 01/20/2043	414	377
3.00%, 04/20/2043	1,022	929
3.00%, 09/20/2043	319	290
3.00%, 10/20/2043	50	45
3.00%, 01/20/2044	286	260
3.00%, 07/20/2044	108	97
3.00%, 12/20/2044	172	155
3.00%, 04/20/2045	1,543	1,387
3.00%, 05/20/2045	275	247
3.00%, 07/20/2045	663	595
3.00%, 10/20/2045	755	678
3.00%, 11/20/2045	184	166
3.00%, 02/20/2046	265	238
3.00%, 04/20/2046	1,557	1,398
3.00%, 05/20/2046	67	60
3.00%, 07/20/2046	1,287	1,156
3.00%, 08/20/2046	9,701	8,709
3.00%, 09/20/2046	443	398
3.00%, 01/20/2047	1,046	938
3.00%, 02/20/2047	1,567	1,405
3.00%, 03/20/2047	167	150
3.00%, 07/20/2049	1,653	1,475
3.00%, 09/20/2049	240	213
3.00%, 10/20/2049	4,215	3,744
3.00%, 11/20/2049	5,041	4,479
3.00%, 12/20/2049	5,488	4,875
3.00%, 01/20/2050	6,996	6,219
3.00%, 09/20/2050	2,181	1,930
3.00%, 09/20/2050	6,110	5,407
3.00%, 05/20/2051	6,244	5,532
3.00%, 07/20/2051	24,581	21,774
3.00%, 08/20/2051	17,581	15,570
3.00%, 09/20/2051	2,752	2,437
3.00%, 10/20/2051	5,892	5,217
3.00%, 11/20/2051	373	330
3.00%, 12/20/2051	1,740	1,540
3.00%, 12/20/2051	4,882	4,438
3.00%, 07/20/2052	34,710	30,720
3.00%, 01/20/2055	2,837	2,510
3.03%, 06/20/2070 (4)	4,355	3,952
3.06%, 09/20/2070 (4)	3,792	3,442
3.10%, 12/20/2071 (4)	9,409	8,469
3.40%, 04/20/2072 (4)	2,644	2,401
3.50%, 05/20/2042	11,500	10,767
3.50%, 06/20/2042	7,476	6,997
3.50%, 10/20/2042	1,596	1,493
3.50%, 11/20/2042	551	516
3.50%, 05/20/2043	385	360
3.50%, 03/20/2045	392	365
3.50%, 04/20/2045	2,988	2,781
3.50%, 10/20/2045	2,519	2,344
3.50%, 01/20/2046	1,534	1,427
3.50%, 02/20/2046	4,085	3,793

The accompanying notes are an integral part of these financial statements.

102

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
3.50%, 03/20/2046	$1,303	$1,210
3.50%, 04/20/2046	9,628	8,960
3.50%, 05/20/2046	3,036	2,826
3.50%, 06/20/2046	1,280	1,172
3.50%, 07/20/2046	2,735	2,543
3.50%, 08/20/2046	410	381
3.50%, 09/20/2046	2,053	1,906
3.50%, 11/20/2046	488	453
3.50%, 12/20/2046	2,191	2,028
3.50%, 01/20/2047	14	13
3.50%, 02/20/2047	2,405	2,228
3.50%, 03/20/2047	144	134
3.50%, 04/20/2047	2,415	2,235
3.50%, 05/20/2047	3,137	2,901
3.50%, 07/20/2047	1,717	1,586
3.50%, 08/20/2047	91	84
3.50%, 09/20/2047	2,905	2,675
3.50%, 11/20/2047	3,951	3,650
3.50%, 12/20/2047	735	681
3.50%, 04/20/2048	2,734	2,521
3.50%, 03/20/2049	654	599
3.50%, 04/20/2049	2,445	2,240
3.50%, 06/20/2049	13,121	11,973
3.50%, 07/20/2049	1,225	1,123
3.50%, 08/20/2049	7,490	6,852
3.50%, 11/20/2049	2,565	2,270
3.50%, 08/20/2050	6,049	5,502
3.50%, 01/20/2051	6,954	6,240
3.50%, 02/20/2051	1,631	1,487
3.50%, 06/20/2051	1,433	1,310
3.50%, 02/20/2052	1,705	1,560
3.50%, 02/20/2052	2,732	2,497
3.50%, 02/20/2052	4,707	4,225
3.50%, 02/20/2052	11,435	10,443
3.50%, 04/20/2052	13,452	12,273
3.50%, 07/20/2052	10,695	9,756
4.00%, 10/20/2040	649	621
4.00%, 06/20/2042	922	882
4.00%, 10/20/2042	2,092	2,000
4.00%, 12/20/2042	1,069	1,022
4.00%, 02/20/2043	459	439
4.00%, 10/20/2043	1,208	1,153
4.00%, 11/20/2044	5,919	5,624
4.00%, 12/20/2044	4,251	4,038
4.00%, 03/20/2045	136	130
4.00%, 05/20/2045	1,599	1,519
4.00%, 07/20/2045	898	853
4.00%, 08/20/2045	3,501	3,313
4.00%, 11/20/2045	1,151	1,092
4.00%, 01/20/2046	271	257
4.00%, 03/20/2046	292	277
4.00%, 04/20/2046	763	723
4.00%, 05/20/2046	1,298	1,231
4.00%, 06/20/2046	612	581
4.00%, 11/20/2046	546	517
4.00%, 02/20/2047	795	749
4.00%, 03/20/2047	1,596	1,506
4.00%, 05/20/2047	126	118

The accompanying notes are an integral part of these financial statements.

103

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
4.00%, 05/20/2047	$133	$125
4.00%, 06/20/2047	1,025	966
4.00%, 07/20/2047	2,748	2,591
4.00%, 09/20/2047	789	744
4.00%, 12/20/2047	1,051	989
4.00%, 01/20/2048	974	917
4.00%, 02/20/2048	108	101
4.00%, 03/20/2048	1,053	992
4.00%, 06/20/2048	1,722	1,623
4.00%, 12/20/2048	678	639
4.00%, 02/20/2049	7,167	6,756
4.00%, 01/20/2050	2,016	1,896
4.00%, 12/20/2051	3,866	3,549
4.00%, 12/20/2051	9,807	9,004
4.00%, 04/20/2052	3,486	3,256
4.00%, 06/20/2052	8,627	8,061
4.00%, 08/20/2052	26,363	24,634
4.00%, 11/20/2052	2,648	2,471
4.25%, 12/20/2047	827	783
4.50%, 06/20/2040	227	226
4.50%, 01/20/2041	203	201
4.50%, 03/20/2041	178	176
4.50%, 05/20/2041	88	88
4.50%, 06/20/2041	640	631
4.50%, 09/20/2041	217	216
4.50%, 09/20/2043	484	475
4.50%, 10/20/2043	937	919
4.50%, 12/20/2043	517	506
4.50%, 10/20/2045	5,392	5,270
4.50%, 01/20/2046	759	740
4.50%, 07/20/2046	353	345
4.50%, 09/20/2046	670	658
4.50%, 11/20/2046	1,055	1,033
4.50%, 03/20/2047	181	177
4.50%, 07/20/2047	1,726	1,702
4.50%, 08/20/2047	455	444
4.50%, 09/20/2047	2,356	2,306
4.50%, 01/20/2048	330	322
4.50%, 02/20/2048	1,466	1,431
4.50%, 03/20/2048	166	162
4.50%, 04/20/2048	139	135
4.50%, 04/20/2048	645	620
4.50%, 04/20/2048	927	898
4.50%, 04/20/2048	1,179	1,138
4.50%, 05/20/2048	676	648
4.50%, 05/20/2048	1,586	1,515
4.50%, 05/20/2048	2,102	2,030
4.50%, 09/20/2048	341	332
4.50%, 11/20/2049	4,412	4,225
4.50%, 10/20/2052	21,902	21,151
4.50%, 01/20/2053	10,607	10,230
4.50%, 05/20/2053	4,228	4,070
5.00%, 10/20/2037	130	131
5.00%, 07/20/2040	59	60
5.00%, 06/20/2044	261	264
5.00%, 07/20/2044	223	225
5.00%, 08/20/2045	296	298
5.00%, 09/20/2046	671	680

The accompanying notes are an integral part of these financial statements.

104

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
5.00%, 10/20/2047	$90	$90
5.00%, 11/20/2047	443	442
5.00%, 06/20/2048	694	691
5.00%, 07/20/2048	219	220
5.00%, 07/20/2048	1,086	1,069
5.00%, 02/20/2049	2,242	2,237
5.00%, 07/20/2049	267	271
5.00%, 08/20/2049	4,733	4,766
5.00%, 09/20/2049	2,328	2,292
5.00%, 05/20/2052	2,908	2,833
5.00%, 10/20/2052	1,008	995
5.00%, 11/20/2052	1,908	1,884
5.00%, 12/20/2052	1,500	1,482
5.00%, 03/20/2053	11,353	11,211
5.00%, 04/20/2053	2,427	2,398
5.00%, 12/20/2054	2,772	2,724
5.50%, 09/20/2039	37	38
5.50%, 05/20/2053	8,353	8,405
5.50%, 07/20/2053	1,435	1,461
5.50%, 04/20/2054	8,316	8,365
5.57% (1 Year CMT Index + 1.48%, 1.48% Floor, 6.60% Cap), 11/20/2071 (2)	3,251	3,366
5.69% (1 Year CMT Index + 1.58%, 1.58% Floor, 6.72% Cap), 11/20/2071 (2)	4,462	4,632
5.73% (1 Year CMT Index + 1.61%, 1.61% Floor, 6.73% Cap), 11/20/2071 (2)	3,964	4,125
5.75% (1 Year CMT Index + 1.64%, 1.64% Floor, 8.70% Cap), 05/20/2072 (2)	10,398	10,869
5.76% (1 Year CMT Index + 1.65%, 1.65% Floor, 8.23% Cap), 04/20/2072 (2)	13,617	14,222
5.80% (1 Year CMT Index + 1.74%, 1.74% Floor, 6.82% Cap), 08/20/2071 (2)	9,852	10,286
5.81% (1 Year CMT Index + 1.70%, 1.70% Floor, 8.40% Cap), 04/20/2072 (2)	9,914	10,364
5.82% (1 Year CMT Index + 1.71%, 1.71% Floor, 7.86% Cap), 03/20/2072 (2)	10,755	11,253
5.82% (1 Year CMT Index + 1.75%, 1.74% Floor, 6.85% Cap), 10/20/2071 (2)	10,772	11,255
5.84% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.86% Cap), 10/20/2071 (2)	11,133	11,619
5.84% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.91% Cap), 11/20/2071 (2)	12,080	12,629
5.85% (1 Year CMT Index + 1.77%, 1.77% Floor, 6.91% Cap), 11/20/2071 (2)	10,388	10,871
5.85% (1 Year CMT Index + 1.74%, 1.74% Floor, 8.38% Cap), 04/20/2072 (2)	9,313	9,740
5.87% (1 Year CMT Index + 1.78%, 1.78% Floor, 7.00% Cap), 12/20/2071 (2)	10,380	10,868
5.91% (1 Year CMT Index + 1.79%, 1.79% Floor, 6.86% Cap), 09/20/2071 (2)	10,058	10,531
5.91% (1 Year CMT Index + 1.83%, 1.83% Floor, 6.90% Cap), 08/20/2071 (2)	9,724	10,190
5.93% (1 Year CMT Index + 1.83%, 1.83% Floor, 9.67% Cap), 07/20/2072 (2)	10,637	11,224
5.93% (1 Year CMT Index + 1.82%, 1.82% Floor, 8.49% Cap), 04/20/2072 (2)	3,552	3,731
6.00%, 03/20/2028	1	1
6.00%, 11/20/2033	1	2
6.00%, 09/20/2038	151	161
6.00%, 11/20/2038	1	1
6.00%, 08/20/2039	59	62
6.00%, 01/20/2053	1,895	1,925
6.00%, 08/20/2053	9,263	9,506
6.00%, 10/20/2053	11,793	12,098
6.00%, 06/20/2054	11,064	11,258
6.00%, 08/20/2054	10,000	10,161
6.00%, 09/20/2054	7,794	7,916
6.00%, 07/20/2064	5,046	5,099
6.09% (1 Year CMT Index + 1.97%, 1.97% Floor, 8.17% Cap), 03/20/2072 (2)	9,405	9,917
6.50%, 07/20/2029	16	16
7.00%, 08/20/2038	6	6
7.00%, 07/20/2054	18,762	19,378
7.00%, 08/20/2054	5,871	6,064
7.50%, 02/20/2028 (5)	0	0
7.50%, 09/20/2028	1	1
8.00%, 12/20/2025 (5)	0	0

The accompanying notes are an integral part of these financial statements.

105

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
8.00%, 06/20/2026 (5)	$0	$0
8.00%, 08/20/2026 (5)	0	0
8.00%, 09/20/2026 (5)	0	0
8.00%, 11/20/2026 (5)	0	0
8.00%, 10/20/2027 (5)	0	0
8.00%, 11/20/2027 (5)	0	0
8.00%, 12/20/2027 (5)	0	0
8.00%, 09/20/2028 (5)	0	0
GMACM Mortgage Loan Trust 2005-AR3
4.46%, 06/19/2035, Series 2005-AR3, Class 3A4 (4)	18	18
GS Mortgage Securities Trust
4.26%, 07/10/2051, Series 2018-GS10, Class A3 (4)	28,521	28,135
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049, Series 2016-GS4, Class A3	9,444	9,298
GS Mortgage Securities Trust 2019-GC39
3.57%, 05/10/2052, Series 2019-GC39, Class A4	1,154	1,096
GS Mortgage-Backed Securities Trust 2024-RPL2
3.75%, 07/25/2061, Series 2024-RPL2, Class A1 (1)(4)	1,992	1,939
GS Mortgage-Backed Securities Trust 2024-RPL4
3.90%, 09/25/2061, Series 2024-RPL4, Class A1 (1)(3)	3,405	3,309
GSMPS Mortgage Loan Trust 2004-4
4.83% (1 Month Term SOFR + 0.51%, 0.40% Floor), 06/25/2034, Series 2004-4, Class 1AF (1)(2)	27	25
GSMPS Mortgage Loan Trust 2005-RP2
4.78% (1 Month Term SOFR + 0.46%, 0.35% Floor), 03/25/2035, Series 2005-RP2, Class 1AF (1)(2)	48	45
GSMPS Mortgage Loan Trust 2005-RP3
0.00%, 09/25/2035, Series 2005-RP3, Class 1AS (1)(4)	253	4
4.78% (1 Month Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap), 09/25/2035, Series 2005-RP3, Class 1AF (1)(2)	343	294
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033, Series 2003-3F, Class 4A3	3	3
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034, Series 2004-13F, Class 3A3	9	9
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034, Series 2004-6F, Class 2A4	18	18
6.50%, 05/25/2034, Series 2004-6F, Class 3A4	16	16
GSR Mortgage Loan Trust 2005-5F
4.93% (1 Month Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap), 06/25/2035, Series 2005-5F, Class 8A3 (2)	7	7
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035, Series 2005-7F, Class 3A9	37	37
GSR Mortgage Loan Trust 2005-AR6
4.56%, 09/25/2035, Series 2005-AR6, Class 3A1 (4)	2	2
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036, Series 2006-1F, Class 1A3	3	17
6.00%, 02/25/2036, Series 2006-1F, Class 2A4	162	68
HPA 2022-SFR1
3.95%, 04/15/2026, Series 2022-SFR1 (4)	1,791	1,773
Impac CMB Trust Series 2004-4
5.27%, 09/25/2034, Series 2004-4, Class 2A2 (3)	4	5
Impac CMB Trust Series 2004-7
5.17% (1 Month Term SOFR + 0.85%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 1A1 (2)	136	134
Impac CMB Trust Series 2005-4
5.03% (1 Month Term SOFR + 0.41%, 0.30% Floor, 10.25% Cap), 05/25/2035, Series 2005-4, Class 2A1 (2)	40	38
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033, Series 2003-2, Class A1	30	23
Impac Secured Assets Trust 2006-1
5.13% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap), 05/25/2036, Series 2006-1, Class 2A1 (2)	44	40
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051, Series 2007-LD12, Class X (4)(5)	114	0

The accompanying notes are an integral part of these financial statements.

106

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
JP Morgan Chase Commercial Mortgage Securities Trust 2019-BKWD
5.93% (1 Month Term SOFR + 1.61%, 1.00% Floor), 09/15/2029, Series 2019-BKWD, Class A (1)(2)	$3,553	$3,429
JP Morgan Mortgage Trust 2004-A3
6.92%, 07/25/2034, Series 2004-A3, Class 4A1 (4)	1	1
JP Morgan Mortgage Trust 2004-A4
7.29%, 09/25/2034, Series 2004-A4, Class 1A1 (4)	5	5
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034, Series 2004-S1, Class 1A7	2	2
JP Morgan Mortgage Trust 2005-A1
5.64%, 02/25/2035, Series 2005-A1, Class 3A4 (4)	14	14
JP Morgan Mortgage Trust 2006-A2
6.74%, 08/25/2034, Series 2006-A2, Class 4A1 (4)	117	119
7.11%, 11/25/2033, Series 2006-A2, Class 5A3 (4)	34	34
JP Morgan Mortgage Trust 2006-A3
5.20%, 08/25/2034, Series 2006-A3, Class 6A1 (4)	11	11
JP Morgan Mortgage Trust 2006-A7
4.48%, 01/25/2037, Series 2006-A7, Class 2A4R (4)	35	27
JP Morgan Mortgage Trust 2007-A1
6.37%, 07/25/2035, Series 2007-A1, Class 5A1 (4)	11	11
6.37%, 07/25/2035, Series 2007-A1, Class 5A2 (4)	167	169
JP Morgan Mortgage Trust 2007-A2
5.61%, 04/25/2037, Series 2007-A2, Class 2A3 (4)	83	62
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050, Series 2017-JP5, Class A4	2,277	2,243
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050, Series 2017-JP7, Class A4	20,000	19,349
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036, Series 2013-GCP, Class A2 (1)	1,027	972
LCCM 2017-LC26
3.29%, 07/12/2050, Series 2017-LC26, Class A3 (1)	14,406	14,057
Legacy Mortgage Asset Trust 2021-GS1
5.89%, 10/25/2066, Series 2021-GS1, Class A1 (1)(3)	4,137	4,137
Legacy Mortgage Asset Trust 2021-GS2
5.75%, 04/25/2061, Series 2021-GS2, Class A1 (1)(3)	4,202	4,201
Legacy Mortgage Asset Trust 2021-GS4
4.65%, 11/25/2060, Series 2021-GS4, Class A1 (1)(3)	1,643	1,642
Lehman Mortgage Trust 2006-2
5.74%, 04/25/2036, Series 2006-2, Class 1A1 (4)	34	21
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037, Series 2007-6, Class 1A8	3	2
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038, Series 2008-2, Class 1A6	214	54
Lhome Mortgage Trust 2025-Rtl2
5.61%, 04/25/2040, Series 2025-RTL2, Class A1 (1)(4)	6,495	6,522
MASTR Adjustable Rate Mortgages Trust 2004-13
6.83%, 04/21/2034, Series 2004-13, Class 2A1 (4)	35	35
MASTR Adjustable Rate Mortgages Trust 2004-15
7.24%, 12/25/2034, Series 2004-15, Class 3A1 (4)	6	6
MASTR Adjustable Rate Mortgages Trust 2004-3
4.30%, 04/25/2034, Series 2004-3, Class 4A2 (4)	12	11
MASTR Alternative Loan Trust 2003-9
6.00%, 01/25/2034, Series 2003-9, Class 8A1	7	7
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034, Series 2004-3, Class 3A1	86	88
6.25%, 04/25/2034, Series 2004-3, Class 2A1	13	13
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034, Series 2004-6, Class 30PO	13	10
6.00%, 07/25/2034, Series 2004-6, Class 7A1	9	9

The accompanying notes are an integral part of these financial statements.

107

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034, Series 2004-7, Class 30PO	$7	$5
MASTR Alternative Loan Trust 2005-6
5.50%, 12/25/2035, Series 2005-6, Class 3A1	7	6
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033, Series 2003-12, Class 30PO	1	1
5.00%, 12/25/2033, Series 2003-12, Class 6A1	6	5
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034, Series 2004-1, Class 30PO	1	1
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033, Series 2004-4, Class 1A6	14	14
MASTR Reperforming Loan Trust 2005-2
4.78% (1 Month Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap), 05/25/2035, Series 2005-2, Class 1A1F (1)(2)	567	276
MASTR Reperforming Loan Trust 2006-2
4.21%, 05/25/2036, Series 2006-2, Class 1A1 (1)(4)	57	47
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035, Series 2005-PO, Class 3PO (1)	7	6
Merrill Lynch Mortgage Investors Trust Series 2003-A5
6.73%, 08/25/2033, Series 2003-A5, Class 2A6 (4)	8	8
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
5.05% (1 Month Term SOFR + 0.73%, 0.62% Floor, 11.75% Cap), 10/25/2028, Series 2003-E, Class A1 (2)	15	14
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
5.07% (1 Month Term SOFR + 0.75%, 0.64% Floor, 11.75% Cap), 10/25/2028, Series 2003-F, Class A1 (2)	10	10
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
5.41%, 12/25/2034, Series 2004-1, Class 2A1 (4)	20	18
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
4.89% (1 Month Term SOFR + 0.57%, 0.46% Floor, 11.75% Cap), 04/25/2029, Series 2004-A, Class A1 (2)	7	6
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
5.26% (6 Month Term SOFR + 1.03%, 0.60% Floor, 11.75% Cap), 07/25/2029, Series 2004-C, Class A2 (2)	8	8
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
5.25%, 08/25/2034, Series 2004-A4, Class A2 (4)	17	16
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
5.52%, 02/25/2035, Series 2005-A2, Class A1 (4)	42	37
MFA 2021-RPL1 Trust
1.13%, 07/25/2060, Series 2021-RPL1, Class A1 (1)(4)	6,466	5,879
MHC Commercial Mortgage Trust 2021-MHC
5.78% (1 Month Term SOFR + 1.47%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C (1)(2)	9,040	9,040
Mill City Mortgage Loan Trust 2021-NMR1
1.13%, 11/25/2060, Series 2021-NMR1, Class A1 (1)(4)	951	907
MNR ABS ISSUER I LLC
8.95%, 12/15/2038, Series 2023-1 NT, Class A2	4,268	4,369
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5	7,336	7,154
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
3.72%, 12/15/2049, Series 2016-C32, Class A4	8,436	8,330
Morgan Stanley Capital I Trust 2015-UBS8
3.81%, 12/15/2048, Series 2015-UBS8, Class A4	6,675	6,634
Morgan Stanley Capital I Trust 2016-UBS11
2.53%, 08/15/2049, Series 2016-UBS11, Class A3	19,530	19,112
Morgan Stanley Capital I Trust 2016-UBS12
3.60%, 12/15/2049, Series 2016-UB12, Class A4	80	78
Morgan Stanley Capital I Trust 2020-L4
2.70%, 02/15/2053, Series 2020-L4, Class A3	15,419	14,165
Morgan Stanley Mortgage Loan Trust 2004-3
5.64%, 04/25/2034, Series 2004-3, Class 4A (4)	57	55
Morgan Stanley Residential Mortgage Loan Trust 2024-RPL1
4.00%, 06/25/2064, Series 2024-RPL1, Class A1 (3)	3,274	3,166

The accompanying notes are an integral part of these financial statements.

108

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D (1)	$6,108	$4,444
2.72%, 12/15/2036, Series 2019-PARK, Class A (1)	9,990	8,841
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
4.91% (1 Month Term SOFR + 0.59%, 0.24% Floor, 10.00% Cap), 06/15/2030, Series 2000-TBC2, Class A1 (2)	31	31
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
4.87% (1 Month Term SOFR + 0.55%, 0.22% Floor, 10.00% Cap), 12/15/2030, Series 2000-TBC3, Class A1 (2)	7	7
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034, Series 2004-R2, Class A1 (1)(4)	24	22
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057, Series 2017-2A, Class A3 (1)(4)	994	961
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057, Series 2017-3A, Class A1 (1)(4)	1,654	1,596
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057, Series 2017-4A, Class A1 (1)(4)	995	955
New Residential Mortgage Loan Trust 2024-RPL1
3.80%, 01/25/2064, Series 2024-RPL1, Class A (1)(4)	3,943	3,737
New Residential Mortgage Loan Trust 2024-RTL2
5.44%, 09/25/2039, Series 2024-RTL2, Class A1 (1)(3)	7,200	7,208
NLT 2023-1 Trust
3.20%, 10/25/2062, Series 2023-1, Class A1 (1)(4)	1,367	1,246
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033, Series 2003-A1, Class A1	1	1
6.00%, 05/25/2033, Series 2003-A1, Class A2	4	4
7.00%, 04/25/2033, Series 2003-A1, Class A5	8	8
NYMT Loan Trust 2024-CP1
3.75%, 02/25/2068, Series 2024-CP1, Class A1 (1)(4)	3,825	3,536
OBX 2022-NQM2 Trust
2.98%, 01/25/2062, Series 2022-NQM2, Class A1 (1)(4)	6,994	6,634
OBX 2022-NQM5 Trust
4.31%, 05/25/2062, Series 2022-NQM5, Class A1 (1)(3)	7,494	7,492
OBX 2024-HYB1 Trust
3.65%, 03/25/2053, Series 2024-HYB1, Class A1 (1)(4)	7,078	6,972
PRET 2024-NPL8 LLC
5.96%, 11/25/2054, Series 2024-NPL8, Class A1 (1)(3)	2,547	2,548
PRET 2024-RPL2 Trust
4.08%, 06/25/2064, Series 2024-RPL2, Class A1 (1)(4)	5,869	5,594
PRET 2025-RPL1 Trust
4.00%, 07/25/2069, Series 2025-RPL1, Class A1 (1)(3)	3,451	3,339
PRET 2025-RPL2 Trust
4.00%, 08/25/2064, Series 2025-RPL2, Class A1 (1)(3)	7,717	7,462
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034, Series 2004-CL1, Class 1A1	14	14
PRPM 2023-RCF2 LLC
4.00%, 11/25/2053, Series 2023-RCF2, Class A1 (1)(3)	4,887	4,794
PRPM 2024-RCF2 LLC
3.75%, 03/25/2054, Series 2024-RCF2, Class A1 (1)(3)	3,735	3,632
PRPM 2024-RPL1 LLC
4.20%, 12/25/2064, Series 2024-RPL1, Class A1 (1)(3)	2,057	2,012
PRPM 2024-RPL4 LLC
4.00%, 12/25/2054, Series 2024-RPL4, Class A1 (1)(3)	8,385	8,155
PRPM 2025-2 LLC
6.47%, 05/25/2030, Series 2025-2, Class A1 (1)(3)	4,460	4,454
PRPM 2025-4 LLC
6.18%, 06/25/2030, Series 2025-4, Class A1 (1)(3)	2,337	2,353
RALI Series 2003-QS9 Trust
3.12% (1 Month Term SOFR + 7.44%, 7.55% Cap), 05/25/2049, Series 2003-QS9, Class A3 (2)(5)(9)	0	0

The accompanying notes are an integral part of these financial statements.

109

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
RALI Series 2005-QA6 Trust
6.85%, 05/25/2035, Series 2005-QA6, Class A32 (4)	$69	$37
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037, Series 2007-QS1, Class 1A1	7	6
RCO X Mortgage LLC 2025-1
5.88%, 01/25/2030, Series 2025-1, Class A1 (1)(3)	3,643	3,643
Redwood Funding Trust 2023-1
7.50%, 07/25/2059, Series 2023-1, Class A (1)(3)	4,833	4,850
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035, Series 2005-R1, Class 2APO (1)	3	2
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034, Series 2004-A7, Class A6	964	962
Roc Mortgage Trust 2025-RTL1
5.63%, 02/25/2040, Series 2025-RTL1, Class A1 (1)(3)	6,000	6,012
ROCK Trust 2024-CNTR
5.39%, 11/13/2041, Series 2024-CNTR, Class A (1)	3,500	3,580
RT FIN 2023 LLC
7.85%, 10/15/2043 (1)	5,013	5,103
Seasoned Credit Risk Transfer Trust Series 2025-1
3.25%, 11/25/2064, Series 2025-1, Class MTU	11,788	10,222
Seasoned Loans Structured Transaction Trust Series 2025-1
3.00%, 05/25/2035, Series 2025-1, Class A1	17,559	16,063
Sequoia Mortgage Trust 2004-10
5.05% (1 Month Term SOFR + 0.73%, 0.62% Floor, 11.50% Cap), 11/20/2034, Series 2004-10, Class A1A (2)	13	12
Sequoia Mortgage Trust 2004-11
5.03% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.50% Cap), 12/20/2034, Series 2004-11, Class A1 (2)	17	15
Sequoia Mortgage Trust 2004-12
5.03% (6 Month SOFR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035, Series 2004-12, Class A3 (2)	31	30
Sequoia Mortgage Trust 2004-8
5.13% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A1 (2)	271	237
5.46% (6 Month Term SOFR + 1.17%, 0.74% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A2 (2)	34	32
SLG Office Trust 2021-OVA
2.59%, 07/15/2041, Series 2021-OVA, Class A (1)	9,955	8,731
Starwood Mortgage Residential Trust 2022-1
2.45%, 12/25/2066, Series 2022-1, Class A1 (1)(4)	11,795	10,681
Structured Asset Mortgage Investments II Trust 2004-AR5
5.09% (1 Month Term SOFR + 0.77%, 0.66% Floor, 11.00% Cap), 10/19/2034, Series 2004-AR5, Class 1A1 (2)	29	28
Structured Asset Mortgage Investments II Trust 2005-AR5
4.93% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/19/2035, Series 2005-AR5, Class A3 (2)	107	105
Structured Asset Mortgage Investments Trust 2003-CL1
4.83% (1 Month Term SOFR + 0.51%, 0.40% Floor, 8.00% Cap), 07/25/2032, Series 2003-CL1, Class 1F1 (2)	54	51
Structured Asset Securities Corp.
4.78% (1 Month Term SOFR + 0.46%, 0.35% Floor), 06/25/2035, Series 2005-RF3, Class 1A (1)(2)	35	30
5.99%, 02/25/2034, Series 2004-4XS, Class 1A5 (3)	78	77
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A
5.72%, 11/25/2033, Series 2003-34A, Class 3A3 (4)	5	5
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-37A
5.75%, 12/25/2033, Series 2003-37A, Class 2A (4)	37	36
6.75%, 12/25/2033, Series 2003-37A, Class 8A2 (4)	430	431
Thornburg Mortgage Securities Trust 2003-4
5.07% (1 Month Term SOFR + 0.75%, 0.64% Floor, 11.50% Cap), 09/25/2043, Series 2003-4, Class A1 (2)	148	147
Thornburg Mortgage Securities Trust 2003-5
5.49%, 10/25/2043, Series 2003-5, Class 3A (4)	599	576
Thornburg Mortgage Securities Trust 2004-4
5.54%, 12/25/2044, Series 2004-4, Class 3A (4)	70	67
Thornburg Mortgage Securities Trust 2005-1
5.64%, 04/25/2045, Series 2005-1, Class A3 (4)	175	171

The accompanying notes are an integral part of these financial statements.

110

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
Toorak Mortgage Trust 2025-RRTL1
5.52%, 02/25/2040, Series 2025-RRTL1, Class A1 (1)(3)	$8,700	$8,701
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057, Series 2017-6, Class A1 (1)(4)	1,095	1,072
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058, Series 2018-1, Class A1 (1)(4)	662	653
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1 (1)(4)	2,633	2,561
Towd Point Mortgage Trust 2019-HY3
5.43% (1 Month Term SOFR + 1.11%, 1.00% Floor), 10/25/2059, Series 2019-HY3, Class A1A (1)(2)	454	458
Towd Point Mortgage Trust 2020-2
1.64%, 04/25/2060, Series 2020-2, Class A1A (1)(4)	14,257	12,928
Towd Point Mortgage Trust 2020-4
1.75%, 10/25/2060, Series 2020-4, Class A1 (1)	1,749	1,584
Towd Point Mortgage Trust 2021-R1
2.92%, 11/30/2060, Series 2021-R1, Class A1 (1)(4)	12,484	10,870
Towd Point Mortgage Trust 2021-SJ1
2.25%, 07/25/2068, Series 2021-SJ1, Class A1 (1)(4)	4,123	3,960
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A (1)(4)	5,613	5,430
Towd Point Mortgage Trust 2022-2
3.75%, 07/01/2062, Series 2022-2, Class A1 (1)(4)	12,988	12,294
Towd Point Mortgage Trust 2022-3
3.75%, 08/01/2062, Series 2022-3, Class A1 (1)(4)	12,053	11,447
Towd Point Mortgage Trust 2023-1
3.75%, 01/25/2063, Series 2023-1, Class A1 (1)	6,022	5,819
Towd Point Mortgage Trust 2024-1
4.82%, 03/25/2064, Series 2024-1, Class A1 (1)(4)	3,866	3,926
Towd Point Mortgage Trust 2024-2
4.74%, 12/25/2064, Series 2024-2, Class A1A (1)(4)	14,196	14,392
Towd Point Mortgage Trust 2024-3
5.11%, 07/25/2065, Series 2024-3, Class A1A (1)(4)	8,203	8,361
Towd Point Mortgage Trust 2024-5
4.52%, 10/25/2064, Series 2024-5, Class A1A (1)(4)	13,898	13,878
Towd Point Mortgage Trust 2025-CES1
5.71%, 02/25/2055, Series 2025-CES1, Class A1 (1)(3)	6,433	6,462
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050, Series 2017-C5, Class A4	21,500	20,907
UBS Commercial Mortgage Trust 2018-C14
4.45%, 12/15/2051, Series 2018-C14, Class A4	2,000	1,970
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051, Series 2018-C9, Class A3	8,450	8,307
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026, Series 1996-1, Class 1Z	11	11
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026, Series 1996-2, Class 1Z	3	3
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027, Series 1997-1, Class 2Z	14	14
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028, Series 1998-1, Class 2E	16	16
Verus Securitization Trust 2025-3
5.62%, 05/25/2070, Series 2025-3, Class A1 (1)(3)	12,640	12,705
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.00%, 03/15/2045, Series 2006-C24, Class XC (1)(4)(5)	23	0
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
6.69%, 10/25/2033, Series 2003-AR11, Class A6 (4)	71	67
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
6.48%, 08/25/2033, Series 2003-AR7, Class A7 (4)	21	21

The accompanying notes are an integral part of these financial statements.

111

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
6.53%, 09/25/2033, Series 2003-AR9, Class 1A6 (4)	$128	$127
6.63%, 09/25/2033, Series 2003-AR9, Class 2A (4)	10	10
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033, Series 2003-S1, Class A5	25	25
WaMu Mortgage Pass-Through Certificates Series 2003-S4
5.25% (1 Month SOFR USD + 17.46%, 17.46% Cap), 06/25/2033, Series 2003-S4, Class 2A10 (2)(9)	3	3
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033, Series 2003-S9, Class P	1	1
5.25%, 10/25/2033, Series 2003-S9, Class A8	92	92
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
5.32%, 01/25/2035, Series 2004-AR14, Class A1 (4)	737	693
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
5.39%, 06/25/2034, Series 2004-AR3, Class A2 (4)	34	32
5.39%, 06/25/2034, Series 2004-AR3, Class A1 (4)	611	573
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034, Series 2004-CB2, Class 3A	219	225
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034, Series 2004-CB3, Class 2A	638	661
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033, Series 2004-RS2, Class A4	13	13
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034, Series 2004-S2, Class 2A4	59	60
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034, Series 2004-S3, Class 1A5	5	5
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
4.43%, 09/25/2036, Series 2006-AR10, Class 2P (4)	4	3
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
4.93%, 08/25/2046, Series 2006-AR8, Class 1A2 (4)	22	21
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035, Series 2005-1, Class CP	2	2
5.50%, 03/25/2035, Series 2005-1, Class 1A1	31	30
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
0.57% (1 Month Term SOFR + 4.89%, 5.00% Cap), 04/25/2035, Series 2005-2, Class 2A3 (2)(9)	63	3
0.62% (1 Month Term SOFR + 4.94%, 5.05% Cap), 04/25/2035, Series 2005-2, Class 1A4 (2)(9)	284	14
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035, Series 2005-4, Class CX	99	15
5.50%, 06/25/2035, Series 2005-4, Class CB7	92	85
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035, Series 2005-6, Class 2A4	15	13
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036, Series 2006-1, Class 3A2	8	7
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033, Series 2003-MS7, Class P (5)	0	0
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033, Series 2003-1, Class APO	1	1
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037, Series 2007-PA3, Class 1A2	9	8
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058, Series 2015-C30, Class A4	117	116
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048, Series 2015-P2, Class A4	7,273	7,229
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049, Series 2016-C34, Class A4	2,211	2,167
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049, Series 2016-NXS6, Class A3	15,725	15,526
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050, Series 2017-C38, Class A4	12,236	11,985

The accompanying notes are an integral part of these financial statements.

112

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.50% – (continued)
Wells Fargo Commercial Mortgage Trust 2017-C42
3.59%, 12/15/2050, Series 2017-C42, Class A4	$4,943	$4,799
Wells Fargo Commercial Mortgage Trust 2017-RC1
3.63%, 01/15/2060, Series 2017-RC1, Class A4	10,000	9,861
Wells Fargo Commercial Mortgage Trust 2018-C47
4.44%, 09/15/2061, Series 2018-C47, Class A4	8,850	8,807
Wells Fargo Commercial Mortgage Trust 2019-C50
3.73%, 05/15/2052, Series 2019-C50, Class A5	8,550	8,205
Wells Fargo Commercial Mortgage Trust 2020-C57
1.86%, 08/15/2053, Series 2020-C57, Class A3	19,500	17,306
Wells Fargo Commercial Mortgage Trust 2020-C58
1.81%, 07/15/2053, Series 2020-C58, Class A3	22,559	20,025
Wells Fargo Commercial Mortgage Trust 2021-C60
2.34%, 08/15/2054, Series 2021-C60, Class A4	1,574	1,376
Wells Fargo Commercial Mortgage Trust 2021-C61
2.66%, 11/15/2054, Series 2021-C61, Class A4	8,025	7,059
Wells Fargo Commercial Mortgage Trust 2021-SAVE
5.68% (1 Month Term SOFR + 1.36%, 1.15% Floor), 02/15/2040, Series 2021-SAVE, Class A (1)(2)	1,434	1,433
Wells Fargo Commercial Mortgage Trust 2024-5C1
5.93%, 07/15/2057, Series 2024-5C1, Class A3	21,800	22,747
Wells Fargo Commercial Mortgage Trust 2024-5C2
5.92%, 11/15/2057, Series 2024-5C2, Class A3 (4)	19,895	20,837
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037, Series 2007-7, Class A7	4	4
WFRBS Commercial Mortgage Trust 2013-C11
4.20%, 03/15/2045, Series 2013-C11, Class D (1)(4)	300	254

Total Mortgage-Backed Obligations (Cost: $7,362,160)		7,054,946

Total Bonds & Notes (Cost: $22,267,549)		21,513,626

PREFERRED STOCKS – 0.01%	Shares (000s)	Value (000s)
Financials – 0.01%
State Street Corp., 5.35%	65	1,412

Total Financials		1,412

Total Preferred Stocks (Cost: $1,625)		1,412

SHORT-TERM INVESTMENTS – 2.81%
Money Market Funds – 2.72%
Fidelity Institutional Money Market Government Portfolio – Class I, 4.27% (11)	590,140	590,140

Total Money Market Funds (Cost: $590,140)		590,140

The accompanying notes are an integral part of these financial statements.

113

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.09%
JP Morgan, New York, 3.83% due 07/01/2025	$2,660	$2,660
Royal Bank of Canada, Toronto, 3.83% due 07/01/2025	3,144	3,144
Skandinaviska Enskilda Banken AB, Stockholm, 3.83% due 07/01/2025	13,115	13,115
Sumitomo, Tokyo, 3.83% due 07/01/2025	1,545	1,545

Total Time Deposits (Cost: $20,464)		20,464

Total Short-Term Investments (Cost: $610,604)		610,604

TOTAL INVESTMENTS IN SECURITIES – 101.93% (Cost: $22,879,778)		22,125,642

TBA SALE COMMITMENTS – (0.31)%
Mortgage-Backed Obligations – (0.31)%
Fannie Mae
3.50%, 08/01/2055 (12)	(2,000)	(1,800)
4.00%, 07/01/2055 (12)	(13,500)	(12,551)
4.00%, 08/01/2055 (12)	(7,000)	(6,507)
5.00%, 08/01/2055 (12)	(3,000)	(2,938)
6.00%, 08/01/2055 (12)	(4,500)	(4,569)
Ginnie Mae
3.00%, 07/01/2055 (12)	(33,500)	(29,626)
4.00%, 07/01/2055 (12)	(3,000)	(2,789)
5.00%, 07/01/2042 (12)	(6,000)	(5,893)

Total Mortgage-Backed Obligations (Proceeds Received: $(65,583))		(66,673)

Total TBA Sale Commitments (Proceeds Received: $(65,583))		(66,673)

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.62)%		(352,021)

TOTAL NET ASSETS – 100.00%		$21,706,948

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust

(1)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $4,140,186, which represents 19.07% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2025.

(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2025.

(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2025.

(5)	A zero balance may reflect actual amounts rounding to less than one thousand.

(6)	Payment in-kind security for which part of the income earned may be paid as additional principal.

(7)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $10,000, which represents 0.05% of total net assets.

(8)	Inflation protected security. The value of these securities totals $3,772, which represents 0.02% of total net assets.

(9)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

The accompanying notes are an integral part of these financial statements.

114

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

(10)	Delayed delivery purchase commitment security. The value of these securities totals $350,092, which represents 1.61% of total net assets.

(11)	Represents annualized seven-day yield as of the close of the reporting period.

(12)	Delayed delivery sale commitment security. The value of these securities totals $(66,673), which represents (0.31)% of total net assets.

(13)	Security that is restricted at June 30, 2025. The value of these securities totals $4,806, which represents 0.02% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
2,117	U.S. 2 Year Note Future	Sep. 2025	$438,708	$440,385	$1,677
2,023	U.S. 5 Year Note Future	Sep. 2025	218,103	220,507	2,404
2,968	U.S. 10 Year Note Future	Sep. 2025	326,644	332,787	6,143
929	U.S. Long Bond Future	Sep. 2025	103,951	107,270	3,319
3,074	U.S. Ultra 10 Year Note Future	Sep. 2025	343,328	351,253	7,925
149	U.S. Ultra Bond Future	Sep. 2025	17,272	17,750	478

					21,946

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(63)	U.S. Ultra Bond Future	Sep. 2025	$(7,161)	$(7,505)	$(344)

					$21,602

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
3.72%	1 Year SOFR	Received	Annual	12/16/2054	$15,750	$122	$482	$604
3.81	1 Year SOFR	Paid	Annual	12/16/2049	17,790	(129)	(365)	(494)

						$(7)	$117	$110

The accompanying notes are an integral part of these financial statements.

115

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 110.37%
Asset-Backed Obligations – 12.92%
1988 CLO 2 Ltd.
5.49% (3 Month Term SOFR + 1.20%, 1.20% Floor), 04/15/2038, Series 2023-2A, Class A1R (1)(2)	$1,220	$1,216
1988 CLO 5 Ltd.
5.80% (3 Month Term SOFR + 1.54%, 1.54% Floor), 07/15/2037, Series 2024-5A, Class A1 (1)(2)	1,450	1,454
522 Funding CLO 2019-5 Ltd.
5.59% (3 Month Term SOFR + 1.33%, 1.33% Floor), 04/15/2035, Series 2019-5A, Class AR (1)(2)	4,710	4,717
720 East CLO V Ltd.
6.12% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/20/2037, Series 2024-2A, Class B (1)(2)	1,000	1,004
720 East CLO VI Ltd.
5.63% (3 Month Term SOFR + 1.36%, 1.36% Floor), 01/20/2038, Series 2024-3A, Class A1 (1)(2)	7,440	7,465
720 East CLO VII Ltd.
5.34% (3 Month Term SOFR + 1.06%, 1.06% Floor), 04/20/2037, Series 2025-7A, Class A1 (1)(2)	2,820	2,816
Aaset 2021-2 Trust
2.80%, 01/15/2047, Series 2021-2A, Class A (1)	5,829	5,425
AASET 2022-1 LLC
6.00%, 05/16/2047, Series 2022-1A, Class A (1)	1,207	1,225
AASET 2024-2 Ltd.
5.93%, 09/16/2049, Series 2024-2A, Class A (1)	16,013	16,261
AASET 2025-1
5.94%, 02/16/2050, Series 2025-1A, Class A (1)	7,068	7,196
AB BSL CLO 3 Ltd.
5.52% (3 Month Term SOFR + 1.25%, 1.25% Floor), 04/20/2038, Series 2021-3A, Class A1R (1)(2)	480	481
ABFC 2005-WMC1 Trust
5.17% (1 Month Term SOFR + 0.85%, 0.74% Floor), 06/25/2035, Series 2005-WMC1, Class M3 (2)	2,616	2,544
ABFC 2007-NC1 Trust
4.73% (1 Month Term SOFR + 0.41%, 0.30% Floor), 05/25/2037, Series 2007-NC1, Class A2 (1)(2)	6,908	6,494
Accredited Mortgage Loan Trust 2006-2
4.69% (1 Month Term SOFR + 0.37%, 0.26% Floor), 09/25/2036, Series 2006-2, Class A4 (2)	59	59
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
5.36% (1 Month Term SOFR + 1.04%, 0.93% Floor), 11/25/2034, Series 2004-HE3, Class M1 (2)	2,533	2,547
ACE Securities Corp. Home Equity Loan Trust Series 2005-AG1
5.12% (1 Month Term SOFR + 0.80%, 0.69% Floor), 08/25/2035, Series 2005-AG1, Class M2 (2)	3,578	2,954
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
5.14% (1 Month Term SOFR + 0.82%, 0.71% Floor), 05/25/2035, Series 2005-HE3, Class M3 (2)	582	577
ACE Securities Corp. Mortgage Loan Trust Series 2007-D1
6.93%, 02/25/2038, Series 2007-D1, Class A4 (1)(3)	97	82
Aegis Asset Backed Securities Corp. Mortgage Pass-Through Certificates Series 2003-2
5.56% (1 Month Term SOFR + 1.24%, 1.13% Floor), 11/25/2033, Series 2003-2, Class M1 (2)	494	469
Affirm Asset Securitization Trust 2023-B
6.82%, 09/15/2028, Series 2023-B, Class A (1)	5,360	5,379
Affirm Asset Securitization Trust 2024-A
5.61%, 02/15/2029, Series 2024-A, Class A (1)	4,793	4,815
5.61%, 02/15/2029, Series 2024-A, Class 1A (1)	9,415	9,458
6.89%, 02/15/2029, Series 2024-A, Class 1D (1)	535	540
Affirm Asset Securitization Trust 2024-X2
5.22%, 12/17/2029, Series 2024-X2, Class A (1)	861	862
6.08%, 12/17/2029, Series 2024-X2, Class D (1)	1,130	1,138
Affirm Asset Securitization Trust 2025-X1
5.34%, 04/15/2030, Series 2025-X1, Class C (1)	537	537
Affirm Master Trust
4.67%, 07/15/2033, Series 2025-2A, Class A (1)	9,400	9,431
4.99%, 02/15/2033, Series 2025-1A, Class A (1)	13,847	13,953
5.13%, 02/15/2033, Series 2025-1A, Class B (1)	3,441	3,463
AGL CLO 13 Ltd.
5.69% (3 Month Term SOFR + 1.42%, 1.16% Floor), 10/20/2034, Series 2021-13A, Class A1 (1)(2)	250	250

The accompanying notes are an integral part of these financial statements.

116

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
AGL CLO 23 Ltd.
5.42% (3 Month Term SOFR + 1.15%, 1.15% Floor), 04/20/2038, Series 2022-23A, Class A1R (1)(2)	$1,610	$1,610
AGL CLO 29 Ltd.
6.32% (3 Month Term SOFR + 2.05%, 2.05% Floor), 04/21/2037, Series 2024-29A, Class B (1)(2)	1,000	1,000
AGL CLO 32 Ltd.
5.65% (3 Month Term SOFR + 1.38%, 1.38% Floor), 07/21/2037, Series 2024-32A, Class A1 (1)(2)	260	261
AGL CLO 35 Ltd.
5.61% (3 Month Term SOFR + 1.34%, 1.34% Floor), 01/21/2038, Series 2024-35A, Class A1 (1)(2)	1,250	1,252
AGL CLO 37 Ltd.
5.54% (3 Month Term SOFR + 1.24%, 1.24% Floor), 04/22/2038, Series 2024-37A, Class A1 (1)(2)	250	250
AGL Core CLO 15 Ltd.
5.68% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/20/2035, Series 2021-15A, Class A1 (1)(2)	4,270	4,278
AGL Core CLO 2 Ltd.
6.02% (3 Month Term SOFR + 1.75%, 1.75% Floor), 07/20/2037, Series 2019-2A, Class BR (1)(2)	2,000	2,007
AGL Core CLO 31 Ltd.
6.17% (3 Month Term SOFR + 1.90%, 1.90% Floor), 07/20/2037, Series 2024-31A, Class C (1)(2)	1,000	1,004
AGL Core CLO 38 Ltd.
5.56% (3 Month Term SOFR + 1.24%, 1.24% Floor), 01/22/2038, Series 2025-38A, Class A1 (1)(2)	1,550	1,551
Aimco CLO 14 Ltd.
7.43% (3 Month Term SOFR + 3.16%, 2.90% Floor), 04/20/2034, Series 2021-14A, Class D (1)(2)	1,940	1,928
AIMCO CLO 21 Ltd.
6.19% (3 Month Term SOFR + 1.92%, 1.92% Floor), 04/18/2037, Series 2024-21A, Class B (1)(2)	4,950	4,968
AIMCO CLO 22 Ltd.
10.77% (3 Month Term SOFR + 6.50%, 6.50% Floor), 04/19/2037, Series 2024-22A, Class E (1)(2)	500	502
AIMCO CLO 23 Ltd.
5.39% (3 Month Term SOFR + 1.13%, 1.13% Floor), 04/20/2038, Series 2025-23A, Class A (1)(2)	5,292	5,276
Aligned Data Centers Issuer LLC
1.94%, 08/15/2046, Series 2021-1A, Class A2 (1)	17,968	17,367
Allegro CLO X Ltd.
5.40% (3 Month Term SOFR + 1.13%, 1.13% Floor), 04/20/2032, Series 2019-1A, Class ARR (1)(2)	18,875	18,882
Ally Auto Receivables Trust 2024-2
4.14%, 07/16/2029, Series 2024-2, Class A3	9,500	9,491
4.46%, 07/15/2027, Series 2024-2, Class A2	7,379	7,378
ALTDE 2025-1 Trust
5.90%, 08/15/2050, Series 2025-1A, Class A (1)	10,763	10,975
Alternative Loan Trust 2006-OA11
4.81% (1 Month Term SOFR + 0.49%, 0.38% Floor), 09/25/2046, Series 2006-OA11, Class A4 (2)	99	92
American Credit Acceptance Receivables Trust 2022-1
2.46%, 03/13/2028, Series 2022-1, Class D (1)	537	536
American Credit Acceptance Receivables Trust 2022-4
8.00%, 02/15/2029, Series 2022-4, Class D (1)	646	653
American Credit Acceptance Receivables Trust 2023-3
6.82%, 10/12/2029, Series 2023-3, Class D (1)	3,310	3,379
American Credit Acceptance Receivables Trust 2023-4
7.65%, 09/12/2030, Series 2023-4, Class D (1)	7,400	7,682
American Credit Acceptance Receivables Trust 2024-3
6.04%, 07/12/2030, Series 2024-3, Class D (1)	2,900	2,963
American Credit Acceptance Receivables Trust 2024-4
4.81%, 03/13/2028, Series 2024-4, Class A (1)	1,164	1,163
American Credit Acceptance Receivables Trust 2025-1
5.54%, 08/12/2031, Series 2025-1, Class D (1)	3,200	3,223
AmeriCredit Automobile Receivables Trust 2024-1
5.43%, 01/18/2029, Series 2024-1, Class A3	16,000	16,152
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R10
5.38% (1 Month Term SOFR + 1.06%, 0.95% Floor), 01/25/2036, Series 2005-R10, Class M5 (2)	2,340	2,163
AMMC CLO 18 Ltd.
5.69% (3 Month Term SOFR + 1.36%), 05/26/2031, Series 2016-18A, Class AR (1)(2)	49	49
AMMC CLO 24 Ltd.
5.47% (3 Month Term SOFR + 1.20%, 1.20% Floor), 01/20/2035, Series 2021-24A, Class AR (1)(2)	35,185	35,246

The accompanying notes are an integral part of these financial statements.

117

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
AMMC CLO 28 Ltd.
5.82% (3 Month Term SOFR + 1.55%, 1.55% Floor), 07/20/2037, Series 2024-28A, Class A1A (1)(2)		$24,000	$24,062
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class B (1)		20,305	19,891
Anchorage Capital CLO 17 Ltd.
5.49% (3 Month Term SOFR + 1.23%, 1.23% Floor), 02/15/2038, Series 2021-17A, Class A1R (1)(2)		250	250
Anchorage Capital CLO 29 Ltd.
5.87% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/20/2037, Series 2024-29A, Class A1 (1)(2)		1,160	1,165
Anchorage Capital CLO 7 Ltd.
6.73% (3 Month Term SOFR + 2.45%, 2.45% Floor), 04/28/2037, Series 2015-7A, Class CR3 (1)(2)		1,500	1,502
8.08% (3 Month Term SOFR + 3.80%, 3.80% Floor), 04/28/2037, Series 2015-7A, Class DR3 (1)(2)		1,000	1,005
Anchorage Capital CLO 8 Ltd.
5.74% (3 Month Term SOFR + 1.46%, 1.20% Floor), 10/27/2034, Series 2016-8A, Class AR2A (1)(2)		930	932
Apidos CLO Lii
5.39% (3 Month Term SOFR + 1.13%, 1.13% Floor), 04/20/2038, Series 2025-52A, Class A1 (1)(2)		1,030	1,029
Apidos CLO XII
5.34% (3 Month Term SOFR + 1.08%, 1.08% Floor), 04/15/2031, Series 2013-12A, Class ARR (1)(2)		17,501	17,496
APIDOS CLO XLVIII Ltd.
5.98% (3 Month Term SOFR + 1.70%, 1.70% Floor), 07/25/2037, Series 2024-48A, Class B (1)(2)		3,750	3,759
6.33% (3 Month Term SOFR + 2.05%, 2.05% Floor), 07/25/2037, Series 2024-48A, Class C (1)(2)		500	502
10.03% (3 Month Term SOFR + 5.75%, 5.75% Floor), 07/25/2037, Series 2024-48A, Class E (1)(2)		500	501
Apidos CLO XX
5.62% (3 Month Term SOFR + 1.36%), 07/16/2031, Series 2015-20A, Class A1RA (1)(2)		1,607	1,608
Apidos CLO XXXII
5.37% (3 Month Term SOFR + 1.10%, 1.10% Floor), 01/20/2033, Series 2019-32A, Class A1R (1)(2)		328	328
Apidos CLO XXXIV
5.68% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/20/2035, Series 2020-34A, Class A1R (1)(2)		810	812
Apidos CLO XXXVI
6.13% (3 Month Term SOFR + 1.86%, 1.60% Floor), 07/20/2034, Series 2021-36A, Class B (1)(2)		270	271
Apidos CLO XXXVII
5.66% (3 Month Term SOFR + 1.39%, 1.13% Floor), 10/22/2034, Series 2021-37A, Class A (1)(2)		1,000	1,002
Applebee's Funding LLC / IHOP Funding LLC
6.72%, 06/07/2055, Series 2025-1A, Class A2 (1)		27,430	27,325
7.82%, 03/05/2053, Series 2023-1A, Class A2 (1)		10,610	10,763
Aqua Finance Issuer Trust 2025-A
5.25%, 12/19/2050, Series 2025-A, Class A (1)		7,746	7,794
Aqua Finance Trust 2021-A
2.40%, 07/17/2046, Series 2021-A, Class B (1)		1,550	1,412
Aqua Finance Trust 2024-A
4.81%, 04/18/2050, Series 2024-A, Class A (1)		9,891	9,890
Ares LIX CLO Ltd.
5.94% (3 Month Term SOFR + 1.66%, 1.40% Floor), 04/25/2034, Series 2021-59A, Class B1 (1)(2)		4,500	4,500
Ares Loan Funding IV Ltd.
6.01% (3 Month Term SOFR + 1.75%, 1.75% Floor), 10/15/2036, Series 2023-ALF4A, Class A1 (1)(2)		720	721
Ares LVII CLO Ltd.
5.69% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/25/2035, Series 2020-57A, Class AR (1)(2)		270	271
Ares LXII CLO Ltd.
6.19% (3 Month Term SOFR + 1.91%, 1.91% Floor), 01/25/2034, Series 2021-62A, Class B (1)(2)		8,350	8,369
Argent Securities Trust 2006-M1
4.73% (1 Month Term SOFR + 0.41%, 0.30% Floor), 07/25/2036, Series 2006-M1, Class A2C (2)		1,245	332
Ascent Education Funding Trust 2024-A
6.14%, 10/25/2050, Series 2024-A, Class A (1)		393	401
Asimi Funding 2024-1 Plc
5.82% (Sterling Overnight Index Average + 1.35%), 09/16/2031, Series 1, Class B (2)(19)	GBP	221	303
6.42% (Sterling Overnight Index Average + 1.95%), 09/16/2031, Series 1, Class C (2)(19)		205	282
Asimi Funding 2025-1 Plc
5.97% (Sterling Overnight Index Average + 1.75%), 05/16/2032, Series 1, Class C (2)(19)		317	436
6.62% (Sterling Overnight Index Average + 2.40%), 05/16/2032, Series 1, Class D (2)(19)		124	170

The accompanying notes are an integral part of these financial statements.

118

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE3
3.28% (1 Month Term SOFR + 0.56%, 0.45% Floor), 03/25/2036, Series 2006-HE3, Class M1 (2)		$12,307	$10,785
Asset-Backed European Securitisation Transaction Twenty-Three Sarl
3.99% (1 Month €STR + 1.60%), 03/21/2034, Series 23, Class C (2)(19)	EUR	200	237
4.29% (1 Month €STR + 1.90%), 03/21/2034, Series 23, Class D (2)(19)		100	119
4.79% (1 Month €STR + 2.40%), 03/21/2034, Series 23, Class E (2)(19)		100	119
Atlantic Avenue 2024-3 Ltd.
5.53% (3 Month Term SOFR + 1.26%, 1.26% Floor), 01/20/2035, Series 2024-3A, Class A (1)(2)		$19,000	19,004
Atrium XV
6.51% (3 Month Term SOFR + 2.25%, 2.25% Floor), 07/16/2037, Series 15A, Class CR (1)(2)		450	450
Aurium CLO III DAC
2.92% (3 Month €STR + 0.67%, 0.67% Floor), 04/16/2030, Series 3A, Class AR (1)(2)	EUR	823	969
Auto ABS Italian Stella Loans 2024-1 SRL
4.06% (1 Month €STR + 1.70%), 12/29/2036, Series 1, Class C (2)(19)		146	173
4.66% (1 Month €STR + 2.30%), 12/29/2036, Series 1, Class D (2)(19)		138	164
Auto ABS Italian Stella Loans 2025-1 SRL
3.29% (1 Month €STR + 1.25%), 12/28/2040, Series 1, Class C (2)(19)		292	344
3.94% (1 Month €STR + 1.90%), 12/28/2040, Series 1, Class D (2)(19)		100	118
Auto1 Car Funding Sarl
3.87% (1 Month €STR + 1.50%), 12/15/2033, Series 1, Class C (2)(19)		100	118
5.87% (1 Month €STR + 3.50%), 12/15/2033, Series 1, Class D (2)(19)		100	121
AutoNation Finance Trust 2025-1
5.19%, 12/10/2030, Series 2025-1A, Class C (1)		$900	913
5.63%, 09/10/2032, Series 2025-1A, Class D (1)		1,800	1,825
AutoNoria Spain 2025 FT
3.39% (1 Month €STR + 1.50%), 04/30/2043, Series SP, Class D (2)(19)	EUR	200	236
4.89% (1 Month €STR + 3.00%), 04/30/2043, Series SP, Class E (2)(19)		200	236
Auxilior Term Funding 2023-1 LLC
6.18%, 12/15/2028, Series 2023-1A, Class A2 (1)		$1,188	1,198
Avis Budget Rental Car Funding AESOP LLC
2.02%, 02/20/2027, Series 2020-2A, Class A (1)		9,740	9,628
2.13%, 08/20/2027, Series 2021-1A, Class C (1)		4,872	4,724
2.35%, 02/20/2028, Series 2021-2A, Class C (1)		3,030	2,899
4.08%, 02/20/2028, Series 2021-2A, Class D (1)		13,395	12,945
5.13%, 10/20/2028, Series 2024-2A, Class A (1)		5,650	5,734
5.23%, 12/20/2030, Series 2024-3A, Class A (1)		4,340	4,433
5.25%, 04/20/2029, Series 2023-1A, Class A (1)		2,870	2,925
5.36%, 06/20/2030, Series 2024-1A, Class A (1)		11,268	11,561
5.44%, 02/22/2028, Series 2023-3A, Class A (1)		1,100	1,114
5.78%, 04/20/2028, Series 2023-5A, Class A (1)		2,310	2,356
6.12%, 04/20/2027, Series 2022-5A, Class A (1)		2,860	2,882
6.48%, 06/20/2030, Series 2024-1A, Class C (1)		480	494
7.24%, 06/20/2029, Series 2023-4A, Class C (1)		5,640	5,908
7.26%, 10/20/2027, Series 2023-2A, Class D (1)		1,880	1,891
7.32%, 02/20/2028, Series 2023-3A, Class D (1)		1,975	1,992
7.34%, 02/20/2030, Series 2023-8A, Class C (1)		2,250	2,377
7.35%, 04/20/2028, Series 2023-5A, Class D (1)		2,630	2,656
7.41%, 08/21/2028, Series 2023-7A, Class C (1)		5,000	5,184
7.59%, 04/20/2029, Series 2023-1A, Class D (1)		3,125	3,180
Bain Capital Credit CLO 2018-2
5.82% (3 Month Term SOFR + 1.55%, 1.55% Floor), 07/19/2031, Series 2018-2A, Class BR (1)(2)		250	250
Bain Capital Credit CLO 2021-3 Ltd.
5.34% (3 Month Term SOFR + 1.06%, 1.06% Floor), 07/24/2034, Series 2021-3A, Class AR (1)(2)		17,100	17,078
Bain Capital Credit CLO 2021-4 Ltd.
5.47% (3 Month Term SOFR + 1.20%, 1.20% Floor), 10/20/2034, Series 2021-4A, Class A1R (1)(2)		1,840	1,843
Bain Capital Credit CLO 2024-3 Ltd.
6.11% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/16/2037, Series 2024-3A, Class B (1)(2)		1,000	1,004

The accompanying notes are an integral part of these financial statements.

119

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Bain Capital Euro CLO 2018-2 DAC
2.98% (3 Month €STR + 0.74%, 0.74% Floor), 01/20/2032, Series 2A, Class AR (1)(2)	EUR	13,771	$16,168
Ballyrock CLO 15 Ltd.
5.59% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/15/2038, Series 2021-1A, Class A1R (1)(2)		$10,050	10,073
Barclays Mortgage Trust 2021-NPL1
5.00%, 11/25/2051, Series 2021-NPL1, Class A (1)(3)		753	751
Bayswater Park CLO Ltd.
6.00% (3 Month Term SOFR + 1.73%, 1.73% Floor), 01/20/2037, Series 2023-1A, Class A1 (1)(2)		370	371
BBAM European CLO II DAC
3.81% (3 Month €STR + 1.02%, 1.02% Floor), 10/15/2034, Series 2A, Class A (1)(2)	EUR	10,000	11,789
BBAM U.S. CLO I Ltd.
5.46% (3 Month Term SOFR + 1.20%, 1.20% Floor), 03/30/2038, Series 2022-1A, Class AR (1)(2)		$830	830
BCMSC Trust 1999-B
6.61%, 12/15/2029, Series 1999-B, Class A1B (4)		3,594	230
Bear Stearns Asset Backed Securities I Trust 2004-HE6
5.29% (1 Month Term SOFR + 0.97%, 0.86% Floor), 08/25/2034, Series 2004-HE6, Class M1 (2)		6,722	6,813
Bear Stearns Asset Backed Securities I Trust 2005-AQ1
5.56% (1 Month Term SOFR + 1.24%, 1.13% Floor), 03/25/2035, Series 2005-AQ1, Class M3 (2)		81	81
Bear Stearns Asset Backed Securities I Trust 2005-HE1
5.62% (1 Month Term SOFR + 2.44%, 2.33% Floor), 01/25/2035, Series 2005-HE1, Class M5 (2)		1,292	1,309
Benefit Street Partners CLO IV Ltd.
5.62% (3 Month Term SOFR + 1.35%, 1.35% Floor), 04/20/2034, Series 2014-IVA, Class AR4 (1)(2)		24,000	24,062
6.17% (3 Month Term SOFR + 1.90%, 1.90% Floor), 04/20/2034, Series 2014-IVA, Class BR4 (1)(2)		9,750	9,782
Benefit Street Partners CLO Ltd.
5.46% (3 Month Term SOFR + 1.18%, 1.18% Floor), 04/20/2038, Series 2015-6BR, Class A1R (1)(2)		3,240	3,233
Benefit Street Partners CLO V-B Ltd.
5.80% (3 Month Term SOFR + 1.53%, 1.53% Floor), 07/20/2037, Series 2018-5BA, Class A1R (1)(2)		3,120	3,130
6.42% (3 Month Term SOFR + 2.15%, 2.15% Floor), 07/20/2037, Series 2018-5BA, Class CR (1)(2)		500	500
Benefit Street Partners CLO X Ltd.
5.74% (3 Month Term SOFR + 1.47%, 1.21% Floor), 04/20/2034, Series 2016-10A, Class A1RR (1)(2)		12,795	12,811
6.08% (3 Month Term SOFR + 1.81%, 1.55% Floor), 04/20/2034, Series 2016-10A, Class A2AR (1)(2)		290	290
Benefit Street Partners CLO XII-B Ltd.
5.63% (3 Month Term SOFR + 1.37%, 1.37% Floor), 10/15/2037, Series 2017-12BRA, Class A (1)(2)		6,069	6,089
5.96% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/15/2037, Series 2017-12BRA, Class B (1)(2)		740	742
Benefit Street Partners CLO XX Ltd.
5.69% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/15/2034, Series 2020-20A, Class AR (1)(2)		6,155	6,162
Benefit Street Partners CLO XXIX Ltd.
5.46% (3 Month Term SOFR + 1.18%, 1.18% Floor), 01/25/2038, Series 2022-29A, Class AR (1)(2)		1,136	1,134
Benefit Street Partners CLO XXVI Ltd.
5.65% (3 Month Term SOFR + 1.38%, 1.38% Floor), 07/20/2037, Series 2022-26A, Class AR (1)(2)		500	502
Benefit Street Partners CLO XXVII Ltd.
5.64% (3 Month Term SOFR + 1.37%, 1.37% Floor), 10/20/2037, Series 2022-27A, Class AR (1)(2)		4,690	4,698
Benefit Street Partners CLO XXVIII Ltd.
5.97% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/20/2037, Series 2022-28A, Class BR (1)(2)		9,830	9,856
Benefit Street Partners CLO XXXVII Ltd.
6.00% (3 Month Term SOFR + 1.65%, 1.65% Floor), 01/25/2038, Series 2024-37A, Class B (1)(2)		4,275	4,280
BHG Securitization Trust 2022-A
2.70%, 02/20/2035, Series 2022-A, Class B (1)		8,488	8,392
3.08%, 02/20/2035, Series 2022-A, Class C (1)		1,845	1,786
BHG Securitization Trust 2022-C
5.93%, 10/17/2035, Series 2022-C, Class B (1)		359	360
BHG Securitization Trust 2023-B
7.45%, 12/17/2036, Series 2023-B, Class B (1)		5,710	5,927
BHG Securitization Trust 2025-1CON
4.82%, 04/17/2036, Series 2025-1CON, Class A (1)		6,495	6,531
5.26%, 04/17/2036, Series 2025-1CON, Class B (1)		995	1,002
Birch Grove CLO 2 Ltd.
5.67% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/19/2037, Series 2021-2A, Class A1R (1)(2)		4,250	4,264

The accompanying notes are an integral part of these financial statements.

120

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Birch Grove CLO 3 Ltd.
5.53% (3 Month Term SOFR + 1.26%, 1.26% Floor), 01/19/2038, Series 2021-3A, Class A1R (1)(2)		$250	$250
Birch Grove CLO 9 Ltd.
5.67% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/22/2037, Series 2024-9A, Class A1 (1)(2)		29,940	30,007
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041, Series 2016-1A, Class A (1)(3)		324	324
BlueMountain CLO 2015-3 Ltd.
6.03% (3 Month Term SOFR + 1.76%), 04/20/2031, Series 2015-3A, Class A2R (1)(2)		2,515	2,520
BlueMountain CLO 2016-3 Ltd.
5.53% (3 Month Term SOFR + 1.20%, 1.20% Floor), 11/15/2030, Series 2016-3A, Class A1R2 (1)(2)		334	334
BlueMountain CLO 2018-3 Ltd.
5.47% (3 Month Term SOFR + 1.19%, 1.19% Floor), 10/25/2030, Series 2018-3A, Class A1R (1)(2)		617	617
BlueMountain CLO XXV Ltd.
5.61% (3 Month Term SOFR + 1.35%, 1.35% Floor), 01/15/2038, Series 2019-25A, Class A1RR (1)(2)		260	261
BlueMountain Fuji U.S. Clo II Ltd.
5.53% (3 Month Term SOFR + 1.26%), 10/20/2030, Series 2017-2A, Class A1AR (1)(2)		70	70
BMW Vehicle Lease Trust
4.18%, 10/25/2027, Series 2024-2, Class A3		14,300	14,296
4.29%, 01/25/2027, Series 2024-2, Class A2A		7,808	7,799
BRAVO Residential Funding Trust 2024-CES2
5.55%, 09/25/2054, Series 2024-CES2, Class A1A (1)(3)		590	592
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033, Series 2019-A, Class A (1)		524	516
Brex Commercial Charge Card Master Trust
6.05%, 07/15/2027, Series 2024-1, Class A1 (1)		1,145	1,154
Bridgecrest Lending Auto Securitization Trust 2023-1
7.84%, 08/15/2029, Series 2023-1, Class D		13,770	14,500
Bridgecrest Lending Auto Securitization Trust 2024-1
5.53%, 01/18/2028, Series 2024-1, Class A3		1,393	1,395
Bridgecrest Lending Auto Securitization Trust 2024-2
6.07%, 02/15/2030, Series 2024-2, Class C		5,100	5,198
6.30%, 02/15/2030, Series 2024-2, Class D		5,500	5,639
Bridgecrest Lending Auto Securitization Trust 2024-4
4.72%, 09/15/2028, Series 2024-4, Class A3		5,700	5,702
Brignole Co.
4.37% (1 Month €STR + 2.00%), 02/24/2042, Series 2024, Class C (2)(19)	EUR	80	94
6.37% (1 Month €STR + 4.00%), 02/24/2042, Series 2024, Class D (2)(19)		114	136
Bryant Park Funding 2023-19 Ltd.
5.49% (3 Month Term SOFR + 1.20%, 1.20% Floor), 04/15/2038, Series 2023-19A, Class A1R (1)(2)		$320	320
Buckhorn Park CLO Ltd.
5.34% (3 Month Term SOFR + 1.07%, 1.07% Floor), 07/18/2034, Series 2019-1A, Class ARR (1)(2)		2,090	2,088
Business Jet Securities 2024-1 LLC
6.20%, 05/15/2039, Series 2024-1A, Class A (1)		2,584	2,640
Business Jet Securities 2024-2 LLC
5.36%, 09/15/2039, Series 2024-2A, Class A (1)		10,207	10,231
Canyon CLO 2018-1 Ltd.
5.59% (3 Month Term SOFR + 1.33%, 1.07% Floor), 07/15/2031, Series 2018-1A, Class A (1)(2)		1,365	1,366
Canyon CLO 2020-1 Ltd.
5.34% (3 Month Term SOFR + 1.08%, 1.08% Floor), 07/15/2034, Series 2020-1A, Class AR2 (1)(2)		4,800	4,787
Carbone CLO Ltd.
5.67% (3 Month Term SOFR + 1.40%), 01/20/2031, Series 2017-1A, Class A1 (1)(2)		95	95
Cardiff Auto Receivables Securitisation 2024-1 Plc
6.36% (Sterling Overnight Index Average + 1.90%), 08/20/2031, Series 1, Class C (2)(19)	GBP	645	885
7.06% (Sterling Overnight Index Average + 2.60%), 08/20/2031, Series 1, Class D (2)(19)		489	672
Carlyle Global Market Strategies CLO 2014-1 Ltd.
5.51% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/17/2031, Series 2014-1A, Class A1R2 (1)(2)		$297	297
5.94% (3 Month Term SOFR + 1.66%, 1.40% Floor), 04/17/2031, Series 2014-1A, Class BR2 (1)(2)		5,750	5,754

The accompanying notes are an integral part of these financial statements.

121

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Carlyle Global Market Strategies CLO 2014-2R Ltd.
5.64% (3 Month Term SOFR + 1.31%), 05/15/2031, Series 2014-2RA, Class A1 (1)(2)	$425	$425
Carlyle Global Market Strategies CLO 2014-3-R Ltd.
5.59% (3 Month Term SOFR + 1.31%), 07/27/2031, Series 2014-3RA, Class A1A (1)(2)	444	444
Carlyle Global Market Strategies CLO 2014-5 Ltd.
5.66% (3 Month Term SOFR + 1.40%, 1.14% Floor), 07/15/2031, Series 2014-5A, Class A1RR (1)(2)	4,188	4,190
5.97% (3 Month Term SOFR + 1.71%, 1.45% Floor), 07/15/2031, Series 2014-5A, Class A2RR (1)(2)	330	330
Carlyle Global Market Strategies CLO 2015-1 Ltd.
5.51% (3 Month Term SOFR + 1.24%, 0.98% Floor), 07/20/2031, Series 2015-1A, Class AR3 (1)(2)	118	119
Carlyle U.S. CLO 2017-3 Ltd.
5.67% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/21/2037, Series 2017-3A, Class A1R2 (1)(2)	2,570	2,578
Carlyle U.S. CLO 2019-1 Ltd.
5.61% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/20/2031, Series 2019-1A, Class A1AR (1)(2)	3,088	3,092
Carlyle U.S. CLO 2021-8 Ltd.
6.17% (3 Month Term SOFR + 1.91%, 1.65% Floor), 10/15/2034, Series 2021-8A, Class B (1)(2)	2,000	2,007
CarMax Auto Owner Trust 2021-3
1.50%, 01/18/2028, Series 2021-3, Class D	2,010	1,987
CarMax Auto Owner Trust 2022-1
2.47%, 07/17/2028, Series 2022-1, Class D	1,235	1,212
CarMax Auto Owner Trust 2023-1
4.75%, 10/15/2027, Series 2023-1, Class A3	6,605	6,612
CarMax Auto Owner Trust 2023-2
6.55%, 10/15/2029, Series 2023-2, Class D	1,155	1,185
CarMax Auto Owner Trust 2023-4
7.16%, 04/15/2030, Series 2023-4, Class D	1,960	2,049
CarMax Auto Owner Trust 2024-2
4.88% (30-day Average SOFR + 0.58%), 05/17/2027, Series 2024-2, Class A2B (2)	2,175	2,177
5.50%, 01/16/2029, Series 2024-2, Class A3	18,000	18,256
5.65%, 05/17/2027, Series 2024-2, Class A2A	12,650	12,682
5.69%, 11/15/2029, Series 2024-2, Class B	6,610	6,796
6.42%, 10/15/2030, Series 2024-2, Class D	225	232
CarMax Auto Owner Trust 2024-4
4.67%, 12/15/2027, Series 2024-4, Class A2A	5,737	5,741
CarMax Select Receivables Trust 2025-A
5.46%, 07/15/2031, Series 2025-A, Class C	6,570	6,718
5.86%, 07/15/2031, Series 2025-A, Class D	10,605	10,866
CarVal CLO IV Ltd.
6.28% (3 Month Term SOFR + 2.01%, 1.75% Floor), 07/20/2034, Series 2021-1A, Class B (1)(2)	1,500	1,505
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028, Series 2021-N4, Class D	1,148	1,115
Carvana Auto Receivables Trust 2021-P4
2.33%, 02/10/2028, Series 2021-P4, Class C	2,720	2,606
Carvana Auto Receivables Trust 2023-N1
6.69%, 07/10/2029, Series 2023-N1, Class D (1)	2,340	2,387
Carvana Auto Receivables Trust 2023-N4
7.22%, 02/11/2030, Series 2023-N4, Class D (1)	1,300	1,361
Carvana Auto Receivables Trust 2024-N1
6.30%, 05/10/2030, Series 2024-N1, Class D (1)	1,400	1,435
Carvana Auto Receivables Trust 2024-N2
6.44%, 09/10/2030, Series 2024-N2, Class D (1)	1,900	1,956
Carvana Auto Receivables Trust 2024-N3
4.53%, 01/10/2029, Series 2024-N3, Class A3 (1)	12,158	12,157
4.84%, 12/10/2027, Series 2024-N3, Class A2 (1)	2,130	2,131
5.38%, 12/10/2030, Series 2024-N3, Class D (1)	3,900	3,906
Carvana Auto Receivables Trust 2024-P3
4.61%, 11/10/2027, Series 2024-P3, Class A2	3,412	3,411
Carvana Auto Receivables Trust 2024-P4
5.10%, 05/12/2031, Series 2024-P4, Class C	900	913

The accompanying notes are an integral part of these financial statements.

122

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Carvana Auto Receivables Trust 2025-P1
4.55%, 05/10/2030, Series 2025-P1, Class A3	$20,000	$20,100
4.74%, 04/10/2031, Series 2025-P1, Class A4	14,500	14,647
5.34%, 08/11/2031, Series 2025-P1, Class C	4,400	4,453
Cascade MH Asset Trust 2024-MH1
5.70%, 11/25/2056, Series 2024-MH1, Class A1 (1)(4)	1,224	1,251
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043, Series 2018-1, Class A (1)	762	740
Castlelake Aircraft Structured Trust 2019-1
3.97%, 04/15/2039, Series 2019-1A, Class A (1)	2,907	2,755
Cayuga Park CLO Ltd.
5.66% (3 Month Term SOFR + 1.38%, 1.38% Floor), 07/17/2034, Series 2020-1A, Class AR (1)(2)	1,275	1,277
Cedar Funding VII CLO Ltd.
5.35% (3 Month Term SOFR + 1.08%, 1.08% Floor), 01/20/2031, Series 2018-7A, Class AR (1)(2)	166	166
Centex Home Equity Loan Trust 2005-D
5.39% (1 Month Term SOFR + 1.07%, 0.96% Floor), 10/25/2035, Series 2005-D, Class M5 (2)	1,875	1,874
Centex Home Equity Loan Trust 2006-A
4.93% (1 Month Term SOFR + 0.61%, 0.50% Floor), 06/25/2036, Series 2006-A, Class M3 (2)	9,500	8,985
Chase Auto Owner Trust 2023-A
5.68%, 01/25/2029, Series 2023-AA, Class A3 (1)	3,025	3,059
Chase Auto Owner Trust 2024-2
5.52%, 06/25/2029, Series 2024-2A, Class A3 (1)	17,500	17,770
5.66%, 05/26/2027, Series 2024-2A, Class A2 (1)	4,421	4,431
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029, Series 2024-5A, Class A3 (1)	6,400	6,393
4.40%, 11/26/2027, Series 2024-5A, Class A2 (1)	3,544	3,542
CHEC Loan Trust 2004-2
5.39% (1 Month Term SOFR + 1.07%, 0.96% Floor), 06/25/2034, Series 2004-2, Class M1 (2)	520	533
Chesapeake Funding II LLC
6.69%, 05/15/2035, Series 2023-1A, Class D (1)	665	673
CIFC Funding 2013-II Ltd.
5.53% (3 Month Term SOFR + 1.26%, 1.00% Floor), 10/18/2030, Series 2013-2A, Class A1L2 (1)(2)	126	127
Cifc Funding 2014-IV-R Ltd.
5.27% (3 Month Term SOFR + 0.99%, 0.99% Floor), 01/17/2035, Series 2014-4RA, Class A1A2 (1)(2)	20,210	20,081
CIFC Funding 2015-I Ltd.
5.64% (3 Month Term SOFR + 1.37%, 1.11% Floor), 01/22/2031, Series 2015-1A, Class ARR (1)(2)	215	215
5.98% (3 Month Term SOFR + 1.71%, 1.45% Floor), 01/22/2031, Series 2015-1A, Class BRR (1)(2)	500	500
CIFC Funding 2015-IV Ltd.
5.60% (3 Month Term SOFR + 1.33%, 1.33% Floor), 04/20/2034, Series 2015-4A, Class A1A2 (1)(2)	10,470	10,486
5.98% (3 Month Term SOFR + 1.71%, 1.71% Floor), 04/20/2034, Series 2015-4A, Class A2R2 (1)(2)	2,145	2,149
CIFC Funding 2017-I Ltd.
6.32% (3 Month Term SOFR + 2.05%, 2.05% Floor), 04/21/2037, Series 2017-1A, Class BRR (1)(2)	510	511
CIFC Funding 2018-I Ltd.
5.59% (3 Month Term SOFR + 1.32%, 1.32% Floor), 01/18/2038, Series 2018-1A, Class A1R (1)(2)	27,385	27,449
CIFC Funding 2019-I Ltd.
5.63% (3 Month Term SOFR + 1.36%, 1.36% Floor), 10/20/2037, Series 2019-1A, Class A1R2 (1)(2)	2,455	2,461
5.97% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/20/2037, Series 2019-1A, Class BR2 (1)(2)	250	251
6.27% (3 Month Term SOFR + 2.00%, 2.00% Floor), 10/20/2037, Series 2019-1A, Class CR2 (1)(2)	250	251
CIFC Funding 2019-II Ltd.
7.54% (3 Month Term SOFR + 3.26%, 3.26% Floor), 04/17/2034, Series 2019-2A, Class DR (1)(2)	640	641
CIFC Funding 2019-V Ltd.
5.66% (3 Month Term SOFR + 1.40%, 1.14% Floor), 01/15/2035, Series 2019-5A, Class A1R1 (1)(2)	3,350	3,357
6.27% (3 Month Term SOFR + 2.01%, 1.75% Floor), 01/15/2035, Series 2019-5A, Class A2RS (1)(2)	5,000	5,014
CIFC Funding 2020-III Ltd.
5.66% (3 Month Term SOFR + 1.39%, 1.39% Floor), 10/20/2034, Series 2020-3A, Class A1R (1)(2)	360	361
CIFC Funding 2021-I Ltd.
6.03% (3 Month Term SOFR + 1.75%, 1.75% Floor), 07/25/2037, Series 2021-1A, Class BR (1)(2)	1,760	1,767

The accompanying notes are an integral part of these financial statements.

123

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
CIFC Funding 2021-III Ltd.
6.22% (3 Month Term SOFR + 1.96%, 1.70% Floor), 07/15/2036, Series 2021-3A, Class B (1)(2)	$250	$251
CIFC Funding 2021-VI Ltd.
5.66% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/15/2034, Series 2021-6A, Class A (1)(2)	330	331
CIFC Funding 2021-VII Ltd.
5.67% (3 Month Term SOFR + 1.39%, 1.13% Floor), 01/23/2035, Series 2021-7A, Class A1 (1)(2)	11,700	11,720
Cifc Funding 2023-III Ltd.
6.57% (3 Month Term SOFR + 2.30%, 2.30% Floor), 01/20/2037, Series 2023-3A, Class B (1)(2)	3,700	3,708
CIFC Funding 2024-III Ltd.
5.75% (3 Month Term SOFR + 1.48%, 1.48% Floor), 07/21/2037, Series 2024-3A, Class A1 (1)(2)	320	321
6.12% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/21/2037, Series 2024-3A, Class B (1)(2)	3,000	3,011
7.42% (3 Month Term SOFR + 3.15%, 3.15% Floor), 07/21/2037, Series 2024-3A, Class D1 (1)(2)	1,000	1,001
CIFC Funding 2025-II Ltd.
5.41% (3 Month Term SOFR + 1.13%, 1.13% Floor), 04/15/2038, Series 2025-2A, Class A (1)(2)	1,340	1,339
CIT Mortgage Loan Trust 2007-1
6.68% (1 Month Term SOFR + 2.36%, 2.25% Floor), 10/25/2037, Series 2007-1, Class 1M1 (1)(2)	1,431	1,445
7.06% (1 Month Term SOFR + 2.74%, 2.63% Floor), 10/25/2037, Series 2007-1, Class 2M2 (1)(2)	1,413	1,319
7.06% (1 Month Term SOFR + 2.74%, 2.63% Floor), 10/25/2037, Series 2007-1, Class 1M2 (1)(2)	3,562	3,445
Citigroup Mortgage Loan Trust, Inc.
5.06% (1 Month Term SOFR + 0.74%, 0.63% Floor), 02/25/2035, Series 2005-OPT1, Class M1 (2)	1,377	1,294
5.33% (1 Month Term SOFR + 1.01%, 0.90% Floor), 09/25/2035, Series 2005-HE3, Class M4 (2)	7,900	7,637
5.33% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2035, Series 2005-HE4, Class M4 (2)	14,327	11,816
Citizens Auto Receivables Trust 2023-1
5.84%, 01/18/2028, Series 2023-1, Class A3 (1)	5,425	5,460
Cloud Capital Holdco LP
5.78%, 11/22/2049, Series 2024-1A, Class A2 (1)	17,440	17,668
Clsec Holdings 22t LLC
3.46%, 05/11/2037, Series 2021-1, Class B (1)	3,857	3,567
Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047, Series 2017-1A, Class A2 (1)	255	236
College Ave Student Loans 2021-A LLC
2.92%, 07/25/2051, Series 2021-A, Class C (1)	234	218
College Ave Student Loans 2023-A LLC
6.21% (30-day Average SOFR + 1.90%, 1.90% Floor), 05/25/2055, Series 2023-A, Class A1 (1)(2)	1,534	1,552
College Ave Student Loans 2024-B LLC
5.69%, 08/25/2054, Series 2024-B, Class A1A (1)	14,102	14,476
6.08%, 08/25/2054, Series 2024-B, Class B (1)	4,420	4,522
College Ave Student Loans Trust 2024-A
6.06% (30-day Average SOFR + 1.75%, 1.75% Floor), 06/25/2054, Series 2024-A, Class A1B (1)(2)	2,796	2,843
College Avenue Student Loans 2018-A LLC
4.13%, 12/26/2047, Series 2018-A, Class A2 (1)	979	959
5.63% (1 Month Term SOFR + 1.31%), 12/26/2047, Series 2018-A, Class A1 (1)(2)	718	716
College Avenue Student Loans LLC
6.08% (1 Month Term SOFR + 1.76%, 1.65% Floor), 11/26/2046, Series 2017-A, Class A1 (1)(2)	1,207	1,217
Commonbond Student Loan Trust 2020-1
1.69%, 10/25/2051, Series 2020-1, Class A (1)	911	827
Compass Datacenters Issuer II LLC
5.02%, 08/25/2049, Series 2024-2A, Class A1 (1)	10,500	10,512
5.32%, 05/25/2050, Series 2025-1A, Class A1 (1)	7,200	7,290
Compass Datacenters Issuer III LLC
5.66%, 02/25/2050, Series 2025-1A, Class A2 (1)	7,400	7,475
5.85%, 02/25/2050, Series 2025-1A, Class A3 (1)	3,100	3,125
Concord Music Royalties LLC
5.64%, 10/20/2074, Series 2024-1A, Class A (1)	965	968
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032, Series 2000-4, Class A5	734	98
8.06%, 09/01/2029, Series 2000-1, Class A5 (4)	13,024	1,777
8.31%, 05/01/2032, Series 2000-4, Class A6 (4)	8,505	1,189

The accompanying notes are an integral part of these financial statements.

124

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Conseco Financial Corp.
7.70%, 05/15/2027 (4)		$777	$778
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
6.00%, 05/20/2055, Series 2025-1A, Class A2 (1)		6,990	7,208
Consumer Loan Finance 2024-A
0.00%, 11/25/2054, Series 2024-A, Class R (1)(5)		1,493	638
5.15%, 11/25/2054, Series 2024-A, Class A1 (1)		4,438	4,453
5.35%, 11/25/2054, Series 2024-A, Class A2 (1)		6,440	6,523
5.45%, 11/25/2054, Series 2024-A, Class B (1)		1,578	1,597
5.75%, 11/25/2054, Series 2024-A, Class C (1)		795	806
6.60%, 11/25/2054, Series 2024-A, Class D (1)		1,044	1,056
8.75%, 11/25/2054, Series 2024-A, Class E (1)		600	610
Consumer Loan Finance 2024-B Issuer Trust
0.00%, 11/25/2054, Series 2024-BA, Class R (1)(5)		1,156	568
5.15%, 11/25/2054, Series 2024-BA, Class A1 (1)		1,972	1,974
5.35%, 11/25/2054, Series 2024-BA, Class A2 (1)		3,705	3,778
5.45%, 11/25/2054, Series 2024-BA, Class B (1)		1,024	1,037
5.75%, 11/25/2054, Series 2024-BA, Class C (1)		512	519
6.60%, 11/25/2054, Series 2024-BA, Class D (1)		644	652
8.75%, 11/25/2054, Series 2024-BA, Class E (1)		386	392
CoreVest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A (1)		269	267
3.16%, 10/15/2052, Series 2019-3, Class B (1)		1,470	1,396
CoreVest American Finance 2021-1 Trust
2.80%, 04/15/2053, Series 2021-1, Class C (1)		1,525	1,379
CoreVest American Finance 2021-3 Trust
2.49%, 10/15/2054, Series 2021-3, Class B (1)		3,270	3,179
3.47%, 10/15/2054, Series 2021-3, Class D (1)		1,630	1,459
Countrywide Asset-Backed Certificates
4.93% (1 Month Term SOFR + 0.61%, 0.50% Floor), 01/25/2046, Series 2006-8, Class 2A4 (2)		14,789	13,996
CPS Auto Receivables Trust 2024-D
4.91%, 06/15/2028, Series 2024-D, Class A (1)		4,068	4,071
Credit Acceptance Auto Loan Trust 2023-1
7.71%, 07/15/2033, Series 2023-1A, Class C (1)		2,135	2,191
Credit Acceptance Auto Loan Trust 2023-3
7.62%, 12/15/2033, Series 2023-3A, Class C (1)		1,430	1,483
Credit Acceptance Auto Loan Trust 2024-1
6.71%, 07/17/2034, Series 2024-1A, Class C (1)		2,085	2,150
Credit Acceptance Auto Loan Trust 2024-2
5.95%, 06/15/2034, Series 2024-2A, Class A (1)		7,360	7,506
6.70%, 10/16/2034, Series 2024-2A, Class C (1)		3,470	3,603
Credit Acceptance Auto Loan Trust 2024-3
5.39%, 01/16/2035, Series 2024-3A, Class C (1)		3,240	3,276
Credit Suisse First Boston Mortgage Securities Corp.
6.00%, 01/25/2043, Series 2004-CF2, Class 1B (1)(3)		1,120	841
Credit-Based Asset Servicing & Securitization LLC
4.73% (1 Month Term SOFR + 0.41%, 0.30% Floor), 10/25/2036, Series 2006-CB8, Class A2C (2)		8,600	7,259
5.21% (1 Month Term SOFR + 0.89%, 0.78% Floor), 07/25/2033, Series 2004-CB2, Class M1 (2)		3,915	3,875
Crockett Partners Equipment Co. IIA LLC
6.05%, 01/20/2031, Series 2024-1C, Class A (1)		6,717	6,785
Crown City CLO III
5.70% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1A (1)(2)		250	250
CVC Cordatus Opportunity Loan Fund-R DAC
2.98% (3 Month €STR + 0.84%, 0.84% Floor), 08/15/2033, Series 1A, Class AR (1)(2)	EUR	8,928	10,467
CVS Pass-Through Trust
6.94%, 01/10/2030		$552	570

The accompanying notes are an integral part of these financial statements.

125

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
CWABS Asset Backed Notes Trust 2007-Sea2
5.93% (1 Month Term SOFR + 1.61%, 1.50% Floor, 11.00% Cap), 06/25/2047, Series 2007-SEA2, Class 2A1 (1)(2)	$1,942	$1,549
CWABS Asset-Backed Certificates Trust 2004-13
5.86% (1 Month Term SOFR + 1.54%, 1.43% Floor), 06/25/2035, Series 2004-14, Class M4 (2)	6,788	6,898
CWABS Asset-Backed Certificates Trust 2005-13
5.17% (1 Month Term SOFR + 0.85%, 0.74% Floor), 04/25/2036, Series 2005-13, Class MV3 (2)	34,850	30,617
CWABS Asset-Backed Certificates Trust 2005-9
5.41% (1 Month Term SOFR + 1.09%, 0.98% Floor), 01/25/2036, Series 2005-9, Class M2 (2)	3,362	3,309
CWABS Asset-Backed Certificates Trust 2005-AB4
4.91% (1 Month Term SOFR + 0.59%, 0.48% Floor), 03/25/2036, Series 2005-AB4, Class 1A (2)	1,393	1,251
CWABS Asset-Backed Certificates Trust 2006-14
4.87% (1 Month Term SOFR + 0.55%, 0.44% Floor), 02/25/2037, Series 2006-14, Class M1 (2)	407	349
CWABS Asset-Backed Certificates Trust 2006-2
4.89% (1 Month Term SOFR + 0.57%, 0.46% Floor), 04/25/2047, Series 2006-20, Class 2A4 (2)	18,684	16,804
5.06% (1 Month Term SOFR + 0.74%, 0.63% Floor), 06/25/2036, Series 2006-2, Class M2 (2)	23,344	22,287
CWABS Asset-Backed Certificates Trust 2006-22
4.87% (1 Month Term SOFR + 0.55%, 0.44% Floor), 05/25/2047, Series 2006-22, Class 2A4 (2)	5,275	5,030
CWABS Asset-Backed Certificates Trust 2006-25
4.81% (1 Month Term SOFR + 0.49%, 0.38% Floor), 06/25/2037, Series 2006-26, Class M1 (2)	2,149	1,861
CWABS Asset-Backed Certificates Trust 2006-BC1
5.02% (1 Month Term SOFR + 0.70%, 0.59% Floor), 04/25/2036, Series 2006-BC1, Class M3 (2)	1,000	941
CWABS Asset-Backed Certificates Trust 2007-10
4.61% (1 Month Term SOFR + 0.29%, 0.18% Floor), 06/25/2047, Series 2007-10, Class 1A1 (2)	18,080	17,136
CWABS Asset-Backed Certificates Trust 2007-2
4.65% (1 Month Term SOFR + 0.33%, 0.22% Floor), 08/25/2037, Series 2007-2, Class 2A4 (2)	24,526	22,448
CWABS Asset-Backed Certificates Trust 2007-8
4.68% (1 Month Term SOFR + 0.36%, 0.25% Floor), 02/25/2036, Series 2007-9, Class 2A4 (2)	935	901
CWABS Asset-Backed Certificates Trust 2007-BC2
5.01% (1 Month Term SOFR + 0.69%, 0.58% Floor), 06/25/2037, Series 2007-BC2, Class 2A4 (2)	4,108	3,992
CWABS Revolving Home Equity Loan Trust Series 2004-T
4.67% (1 Month Term SOFR + 0.35%, 0.24% Floor, 16.00% Cap), 02/15/2030, Series 2004-T, Class 2A (2)	1,405	1,401
CWABS, Inc. Asset-backed Certificates Series 2007-12
5.17% (1 Month Term SOFR + 0.85%, 0.74% Floor), 08/25/2047, Series 2007-12, Class 1A1 (2)	2,359	2,304
CWHEQ Revolving Home Equity Loan Trust Series 2006-I
4.57% (1 Month Term SOFR + 0.25%, 0.14% Floor), 01/15/2037, Series 2006-I, Class 1A (2)	63	60
CyrusOne Data Centers Issuer I LLC
4.50%, 05/20/2049, Series 2024-2A, Class A2 (1)	1,100	1,071
4.65%, 05/20/2049, Series 2024-3A, Class A2 (1)	5,840	5,559
5.91%, 02/20/2050, Series 2025-1A, Class A2 (1)	17,495	17,832
DailyPay Securitization Trust 2025-1
5.63%, 06/25/2028, Series 2025-1A, Class A (1)	12,240	12,327
Dell Equipment Finance Trust 2024-2
4.69%, 08/22/2030, Series 2024-2, Class A2 (1)	16,400	16,412
4.75%, 10/22/2025, Series 2024-2, Class A1 (1)	1,277	1,277
Dewolf Park CLO Ltd.
5.97% (3 Month Term SOFR + 1.71%, 1.35% Floor), 10/15/2030, Series 2017-1A, Class BR (1)(2)	12,235	12,247
Diameter Capital CLO 1 Ltd.
5.65% (3 Month Term SOFR + 1.39%, 1.39% Floor), 10/15/2037, Series 2021-1A, Class A1R (1)(2)	9,230	9,255
Diameter Capital CLO 2 Ltd.
5.65% (3 Month Term SOFR + 1.39%, 1.39% Floor), 10/15/2037, Series 2021-2A, Class A1R (1)(2)	4,860	4,871
Diameter Capital CLO 3 Ltd.
5.59% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/15/2038, Series 2022-3A, Class A1R (1)(2)	831	834
Diameter Capital CLO 7 Ltd.
6.47% (3 Month Term SOFR + 2.20%, 2.20% Floor), 07/20/2037, Series 2024-7A, Class B (1)(2)	1,000	1,000
Diameter Capital CLO 8 Ltd.
5.67% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/20/2037, Series 2024-8A, Class A1A (1)(2)	8,310	8,328

The accompanying notes are an integral part of these financial statements.

126

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Domino's Pizza Master Issuer LLC
4.33%, 07/25/2048, Series 2018-1A, Class A2II (1)		$2,359	$2,340
Dowson 2024-1 Plc
6.81% (Sterling Overnight Index Average + 2.35%), 08/20/2031, Series 1, Class D (2)(19)	GBP	127	173
8.41% (Sterling Overnight Index Average + 3.95%), 08/20/2031, Series 1, Class E (2)(19)		500	682
11.41% (Sterling Overnight Index Average + 6.95%), 08/20/2031, Series 1, Class F (2)(19)		500	683
Drive Auto Receivables Trust 2024-2
4.50%, 09/15/2028, Series 2024-2, Class A3		$8,000	7,996
4.94%, 12/15/2027, Series 2024-2, Class A2		11,396	11,406
Dryden 104 CLO Ltd.
5.61% (3 Month Term SOFR + 1.29%, 1.29% Floor), 08/20/2034, Series 2022-104A, Class A1R (1)(2)		1,260	1,262
Dryden 41 Senior Loan Fund
5.49% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/15/2031, Series 2015-41A, Class AR (1)(2)		636	636
Dryden 50 Senior Loan Fund
5.52% (3 Month Term SOFR + 1.26%, 1.00% Floor), 07/15/2030, Series 2017-50A, Class A1R (1)(2)		107	107
Dryden 55 CLO Ltd.
5.54% (3 Month Term SOFR + 1.28%), 04/15/2031, Series 2018-55A, Class A1 (1)(2)		373	373
Dryden 64 CLO Ltd.
5.50% (3 Month Term SOFR + 1.23%), 04/18/2031, Series 2018-64A, Class A (1)(2)		3,021	3,023
Dryden 68 CLO Ltd.
5.36% (3 Month Term SOFR + 1.10%, 1.10% Floor), 07/15/2035, Series 2019-68A, Class ARR (1)(2)		21,000	20,994
Dryden XXVI Senior Loan Fund
5.42% (3 Month Term SOFR + 1.16%), 04/15/2029, Series 2013-26A, Class AR (1)(2)		1,359	1,360
DT Auto Owner Trust 2022-1
3.40%, 12/15/2027, Series 2022-1A, Class D (1)		8,204	8,145
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029, Series 2023-2A, Class D (1)		8,095	8,308
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029, Series 2023-3A, Class D (1)		5,425	5,647
Eaton Vance CLO 2013-1 Ltd.
6.07% (3 Month Term SOFR + 1.81%, 1.55% Floor), 01/15/2034, Series 2013-1A, Class A23R (1)(2)		480	481
Eaton Vance CLO 2014-1R Ltd.
6.01% (3 Month Term SOFR + 1.75%), 07/15/2030, Series 2014-1RA, Class A2 (1)(2)		1,000	1,000
Eaton Vance CLO 2019-1 Ltd.
6.11% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/15/2037, Series 2019-1A, Class BR2 (1)(2)		2,000	2,007
ECAF I Ltd.
3.47%, 06/15/2040, Series 2015-1A, Class A1 (1)		113	97
ECMC Group Student Loan Trust 2020-2
5.57% (30-day Average SOFR + 1.26%, 1.15% Floor), 11/25/2069, Series 2020-2A, Class A (1)(2)		21,808	21,884
Edenbrook Mortgage Funding Plc
6.43% (Sterling Overnight Index Average + 1.95%), 03/22/2057, Series 1, Class C (2)(19)	GBP	591	812
7.03% (Sterling Overnight Index Average + 2.55%), 03/22/2057, Series 1, Class D (2)(19)		341	471
Edgeconnex Data Centers Issuer LLC
6.00%, 07/27/2054, Series 2024-1, Class A2 (1)		$9,824	9,835
EDvestinU Private Education Loan Issue No 4 LLC
5.25%, 11/25/2040, Series 2022-A, Class A (1)		742	736
Elara HGV Timeshare Issuer 2021-A LLC
2.09%, 08/27/2035, Series 2021-A, Class C (1)		202	191
Elevation CLO 2022-16 Ltd.
5.41% (3 Month Term SOFR + 1.13%, 1.13% Floor), 07/25/2034, Series 2022-16A, Class A1AR (1)(2)		16,100	16,087
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044, Series 2019-A, Class A (1)		1,041	969
ELFI Graduate Loan Program 2021-A LLC
2.09%, 12/26/2046, Series 2021-A, Class B (1)(4)		336	277
Ellington Loan Acquisition Trust 2007-1
5.53% (1 Month Term SOFR + 1.21%, 1.10% Floor), 05/25/2037, Series 2007-1, Class A1 (1)(2)		420	411
Elmwood CLO 15 Ltd.
5.61% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/22/2035, Series 2022-2A, Class A1 (1)(2)		11,210	11,207

The accompanying notes are an integral part of these financial statements.

127

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Elmwood CLO 16 Ltd.
6.77% (3 Month Term SOFR + 2.50%, 2.50% Floor), 04/20/2037, Series 2022-3A, Class CR (1)(2)	$500	$501
Elmwood CLO 29 Ltd.
5.79% (3 Month Term SOFR + 1.52%, 1.52% Floor), 04/20/2037, Series 2024-5A, Class AR1 (1)(2)	250	251
Elmwood CLO 38 Ltd.
5.43% (3 Month Term SOFR + 1.15%, 1.15% Floor), 04/22/2038, Series 2025-1A, Class A (1)(2)	830	828
Elmwood CLO 39 Ltd.
5.42% (3 Month Term SOFR + 1.14%, 1.14% Floor), 04/17/2038, Series 2025-2A, Class A1 (1)(2)	4,750	4,747
Elmwood CLO I Ltd.
5.79% (3 Month Term SOFR + 1.52%, 1.52% Floor), 04/20/2037, Series 2019-1A, Class A1RR (1)(2)	2,000	2,007
Elmwood CLO III Ltd.
6.37% (3 Month Term SOFR + 2.10%, 2.10% Floor), 07/18/2037, Series 2019-3A, Class CRR (1)(2)	500	500
Elmwood CLO IV Ltd.
6.12% (3 Month Term SOFR + 1.85%, 1.85% Floor), 04/18/2037, Series 2020-1A, Class BR (1)(2)	1,250	1,255
7.62% (3 Month Term SOFR + 3.35%, 3.35% Floor), 04/18/2037, Series 2020-1A, Class DR (1)(2)	1,000	998
Elmwood CLO VI Ltd.
5.65% (3 Month Term SOFR + 1.38%, 1.38% Floor), 07/18/2037, Series 2020-3A, Class ARR (1)(2)	745	747
Ent Auto Receivables Trust 2023-1
6.22%, 08/16/2027, Series 2023-1A, Class A2 (1)	160	160
Enterprise Fleet Financing 2024-4 LLC
4.56%, 11/20/2028, Series 2024-4, Class A3 (1)	7,000	7,037
4.69%, 07/20/2027, Series 2024-4, Class A2 (1)	6,600	6,609
4.70%, 06/20/2031, Series 2024-4, Class A4 (1)	568	575
4.72%, 10/21/2025, Series 2024-4, Class A1 (1)	5,582	5,583
EverBright Solar Trust 2024-A
6.43%, 06/22/2054, Series 2024-A, Class A (1)	4,207	4,085
EWC Master Issuer LLC
5.50%, 03/15/2052, Series 2022-1A, Class A2 (1)	1,698	1,672
Exeter Automobile Receivables Trust 2022-6
6.32%, 05/15/2028, Series 2022-6A, Class C	1,814	1,823
Exeter Automobile Receivables Trust 2023-1
6.69%, 06/15/2029, Series 2023-1A, Class D	1,960	1,994
Exeter Automobile Receivables Trust 2023-2
5.61%, 09/15/2027, Series 2023-2A, Class B	2,823	2,824
6.32%, 08/15/2029, Series 2023-2A, Class D	4,420	4,498
Exeter Automobile Receivables Trust 2023-3
6.68%, 04/16/2029, Series 2023-3A, Class D	2,230	2,277
Exeter Automobile Receivables Trust 2023-5
7.13%, 02/15/2030, Series 2023-5A, Class D	9,500	9,877
Exeter Automobile Receivables Trust 2024-3
5.65%, 12/15/2027, Series 2024-3A, Class A3	3,300	3,307
5.70%, 07/16/2029, Series 2024-3A, Class C	2,200	2,226
5.98%, 09/16/2030, Series 2024-3A, Class D	1,400	1,431
Exeter Automobile Receivables Trust 2024-5
4.45%, 03/15/2028, Series 2024-5A, Class A3	5,100	5,090
4.79%, 04/15/2027, Series 2024-5A, Class A2	2,614	2,614
5.06%, 02/18/2031, Series 2024-5A, Class D	4,600	4,603
Exeter Automobile Receivables Trust 2025-1
5.49%, 05/15/2031, Series 2025-1A, Class D	8,075	8,227
FHF Trust 2022-1
4.43%, 01/18/2028, Series 2022-1A, Class A (1)	917	917
Fieldstone Mortgage Investment Trust Series 2006-3
4.72% (1 Month Term SOFR + 0.39%, 0.28% Floor, 12.25% Cap), 11/25/2036, Series 2006-3, Class 1A (2)	2,332	2,143
FIGRE Trust 2024-SL1
5.75%, 07/25/2053, Series 2024-SL1, Class A1 (1)(4)	1,640	1,658
FIGRE Trust 2025-HE4
5.41%, 07/25/2055, Series HE4, Class A (1)(4)	17,250	17,250

The accompanying notes are an integral part of these financial statements.

128

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Finance of America HECM Buyout 2024-HB1
4.00%, 10/01/2034, Series 2024-HB1, Class A1A (1)(4)	$11,388	$11,310
First Franklin Mortgage Loan Trust 2002-FF4
5.56% (1 Month Term SOFR + 1.24%, 1.13% Floor), 02/25/2033, Series 2002-FF4, Class 1A2 (2)	2,481	2,429
First Franklin Mortgage Loan Trust 2003-FFH2
6.09% (1 Month Term SOFR + 1.76%, 1.65% Floor), 02/25/2034, Series 2003-FFH2, Class M1A (2)	2,264	2,331
First Franklin Mortgage Loan Trust 2004-FF7
6.61% (1 Month Term SOFR + 2.29%, 2.18% Floor), 09/25/2034, Series 2004-FF7, Class M5 (2)	854	924
First Franklin Mortgage Loan Trust 2006-FF11
4.79% (1 Month Term SOFR + 0.47%, 0.36% Floor), 08/25/2036, Series 2006-FF11, Class 1A2 (2)	18,683	18,537
First Franklin Mortgage Loan Trust 2006-FF13
4.67% (1 Month Term SOFR + 0.35%, 0.24% Floor), 10/25/2036, Series 2006-FF13, Class A1 (2)	287	185
First Franklin Mortgage Loan Trust 2006-FF16
4.85% (1 Month Term SOFR + 0.53%, 0.42% Floor), 12/25/2036, Series 2006-FF16, Class 2A4 (2)	4,767	1,922
First Franklin Mortgage Loan Trust 2006-FF17
4.58% (1 Month Term SOFR + 0.26%, 0.15% Floor), 12/25/2036, Series 2006-FF17, Class A5 (2)	2,327	1,997
First Franklin Mortgage Loan Trust 2006-FF2
5.03% (1 Month Term SOFR + 0.71%, 0.60% Floor), 02/25/2036, Series 2006-FF2, Class A5 (2)	11,602	10,848
First Franklin Mortgage Loan Trust Series 2005-FF12
5.14% (1 Month Term SOFR + 0.82%, 0.71% Floor), 11/25/2036, Series 2005-FF12, Class M2 (2)	1,339	1,305
First Horizon Alternative Mortgage Securities Trust 2006-AA7
4.87%, 01/25/2037, Series 2006-AA7, Class A1 (4)	1,853	1,475
First Investors Auto Owner Trust 2022-1
3.79%, 06/15/2028, Series 2022-1A, Class D (1)	2,875	2,831
FirstKey Homes 2020-SFR1 Trust
2.24%, 08/17/2037, Series 2020-SFR1, Class D (1)	1,590	1,578
2.79%, 08/17/2037, Series 2020-SFR1, Class E (1)	805	799
FirstKey Homes 2021-SFR1 Trust
2.39%, 08/17/2038, Series 2021-SFR1, Class E1 (1)	4,795	4,628
FirstKey Homes 2021-SFR2 Trust
2.26%, 09/17/2038, Series 2021-SFR2, Class E1 (1)	3,380	3,244
2.36%, 09/17/2038, Series 2021-SFR2, Class E2 (1)	2,000	1,920
FirstKey Homes 2022-SFR2 Trust
4.50%, 07/17/2039, Series 2022-SFR2, Class D (1)	10,352	10,141
Flagship Credit Auto Trust 2020-4
2.18%, 02/16/2027, Series 2020-4, Class D (1)	4,264	4,233
Flagship Credit Auto Trust 2021-1
1.27%, 03/15/2027, Series 2021-1, Class D (1)	1,218	1,200
Flagship Credit Auto Trust 2021-2
1.59%, 06/15/2027, Series 2021-2, Class D (1)	3,085	3,010
Flagship Credit Auto Trust 2022-2
4.76%, 05/17/2027, Series 2022-2, Class B (1)	3,958	3,955
Flagship Credit Auto Trust 2023-2
6.62%, 05/15/2029, Series 2023-2, Class D (1)	8,385	8,448
Flagship Credit Auto Trust 2023-3
6.58%, 08/15/2029, Series 2023-3, Class D (1)	1,205	1,212
Flagship Credit Auto Trust 2024-1
5.64%, 03/15/2028, Series 2024-1, Class A2 (1)	5,565	5,579
Flagship Credit Auto Trust 2024-3
4.88%, 11/15/2028, Series 2024-3, Class A (1)	1,201	1,203
Flatiron CLO 21 Ltd.
5.85% (3 Month Term SOFR + 1.58%, 1.58% Floor), 10/19/2037, Series 2021-1A, Class A2R (1)(2)	780	780
Flatiron CLO 25 Ltd.
5.63% (3 Month Term SOFR + 1.35%, 1.35% Floor), 10/17/2037, Series 2024-2A, Class A (1)(2)	460	461
5.88% (3 Month Term SOFR + 1.60%, 1.60% Floor), 10/17/2037, Series 2024-2A, Class B (1)(2)	600	601
Flexential Issuer 2021-1
3.25%, 11/27/2051, Series 2021-1A, Class A2 (1)	13,600	13,161

The accompanying notes are an integral part of these financial statements.

129

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
FNA 8 LLC
5.62%, 03/15/2045, Series 2025-1, Class A (1)(4)		$3,294	$3,309
FOCUS Brands Funding
8.24%, 10/30/2053, Series 2023-2, Class A2 (1)		3,201	3,379
Ford Auto Securitization Trust II
3.72%, 11/15/2028, Series 2024-BA, Class A2 (1)	CAD	4,200	3,103
3.84%, 09/15/2030, Series 2024-BA, Class A3 (1)		3,300	2,444
3.95%, 10/15/2026, Series 2024-BA, Class A1 (1)		1,704	1,254
Ford Credit Auto Lease Trust 2023-B
6.97%, 06/15/2028, Series 2023-B, Class D		$2,810	2,844
Ford Credit Auto Owner Trust 2023-A
4.65%, 02/15/2028, Series 2023-A, Class A3		2,451	2,454
Ford Credit Auto Owner Trust 2024-C
4.07%, 07/15/2029, Series 2024-C, Class A3		7,400	7,390
4.32%, 08/15/2027, Series 2024-C, Class A2A		23,106	23,086
Ford Credit Floorplan Master Owner Trust A
1.32%, 09/15/2027, Series 2020-2, Class B		4,235	4,181
Fortuna Consumer Loan Abs 2024-2 DAC
3.56% (1 Month €STR + 1.65%), 10/18/2034, Series 2024-2, Class C (2)(19)	EUR	300	355
6.47% (1 Month €STR + 4.10%), 10/18/2034, Series 2, Class E (2)(19)		900	1,073
Foundation Finance Trust 2023-2
6.53%, 06/15/2049, Series 2023-2A, Class A (1)		$2,892	3,014
6.97%, 06/15/2049, Series 2023-2A, Class B (1)		1,521	1,590
Foundation Finance Trust 2024-1
5.95%, 12/15/2049, Series 2024-1A, Class B (1)		299	305
Foundation Finance Trust 2024-2
4.93%, 03/15/2050, Series 2024-2A, Class B (1)		559	557
Foundation Finance Trust 2025-1
4.95%, 04/15/2050, Series 2025-1A, Class A (1)		2,929	2,946
FREED ABS Trust 2021-3FP
2.37%, 11/20/2028, Series 2021-3FP, Class D (1)		555	552
FREED ABS Trust 2022-1FP
3.35%, 03/19/2029, Series 2022-1FP, Class D (1)		1,084	1,077
Fremont Home Loan Trust 2003-1
5.71% (1 Month Term SOFR + 1.39%, 1.28% Floor), 02/25/2033, Series 2003-1, Class M1 (2)		1,178	1,298
Fremont Home Loan Trust 2004-4
5.23% (1 Month Term SOFR + 0.91%, 0.80% Floor), 03/25/2035, Series 2004-4, Class M1 (2)		16,192	15,223
Fremont Home Loan Trust 2004-C
5.41% (1 Month Term SOFR + 1.09%, 0.98% Floor), 08/25/2034, Series 2004-C, Class M1 (2)		5,778	5,408
Fremont Home Loan Trust 2005-1
5.59% (1 Month Term SOFR + 1.27%, 1.16% Floor), 06/25/2035, Series 2005-1, Class M6 (2)		3,072	2,571
Fremont Home Loan Trust 2005-2
5.18% (1 Month Term SOFR + 0.86%, 0.75% Floor), 06/25/2035, Series 2005-2, Class M3 (2)		271	274
Fremont Home Loan Trust 2005-C
5.21% (1 Month Term SOFR + 0.89%, 0.78% Floor), 07/25/2035, Series 2005-C, Class M3 (2)		7,525	7,195
5.36% (1 Month Term SOFR + 1.04%, 0.93% Floor), 07/25/2035, Series 2005-C, Class M4 (2)		10,696	8,958
Fremont Home Loan Trust 2005-E
5.09% (1 Month Term SOFR + 0.77%, 0.66% Floor), 01/25/2036, Series 2005-E, Class 2A4 (2)		5,270	5,084
Frontier Issuer LLC
6.19%, 06/20/2054, Series 2024-1, Class A2 (1)		9,860	10,153
6.60%, 08/20/2053, Series 2023-1, Class A2 (1)		35,360	35,920
FTA Consumo Santander
3.59% (3 Month €STR + 1.50%), 01/21/2040, Series 8, Class C (2)(19)	EUR	400	472
4.19% (3 Month €STR + 1.30%), 07/20/2038, Series 7, Class B (2)(19)		432	510
4.54% (3 Month €STR + 1.65%), 07/20/2038, Series 7, Class C (2)(19)		345	408
4.84% (3 Month €STR + 2.75%), 01/21/2040, Series 8, Class D (2)(19)		100	118
Galaxy XX CLO Ltd.
5.53% (3 Month Term SOFR + 1.26%, 1.00% Floor), 04/20/2031, Series 2015-20A, Class AR (1)(2)		$215	215

The accompanying notes are an integral part of these financial statements.

130

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Galaxy XXVI CLO Ltd.
5.50% (3 Month Term SOFR + 1.17%, 1.17% Floor), 11/22/2031, Series 2018-26A, Class AR (1)(2)		$233	$233
Gallatin CLO VIII 2017-1 Ltd.
5.61% (3 Month Term SOFR + 1.35%, 1.09% Floor), 07/15/2031, Series 2017-1A, Class A1R (1)(2)		26,061	26,064
Generate CLO 16 Ltd.
6.12% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/20/2037, Series 2024-16A, Class B (1)(2)		500	502
Generate CLO 2 Ltd.
5.69% (3 Month Term SOFR + 1.41%, 1.41% Floor), 10/22/2037, Series 2A, Class AR2 (1)(2)		1,170	1,176
6.08% (3 Month Term SOFR + 1.80%, 1.80% Floor), 10/22/2037, Series 2A, Class BR2 (1)(2)		1,150	1,154
Generate CLO 5 Ltd.
6.27% (3 Month Term SOFR + 2.00%, 2.00% Floor), 07/22/2037, Series 5A, Class BR (1)(2)		1,750	1,754
Generate CLO 7 Ltd.
5.89% (3 Month Term SOFR + 1.62%, 1.62% Floor), 04/22/2037, Series 7A, Class A1R (1)(2)		1,972	1,981
Generate CLO 8 Ltd.
5.65% (3 Month Term SOFR + 1.38%, 1.38% Floor), 01/20/2038, Series 8A, Class A1R2 (1)(2)		260	261
Generate CLO 9 LTD
5.62% (3 Month Term SOFR + 1.35%, 1.35% Floor), 01/20/2038, Series 9A, Class AR (1)(2)		4,151	4,163
GITSIT Mortgage Loan Trust 2024-NPL1
7.47%, 06/25/2054, Series 2024-NPL1, Class A1 (1)(3)		2,655	2,655
GITSIT Mortgage Loan Trust 2025-NPL1
6.28%, 02/25/2055, Series 2025-NPL1, Class A1 (1)(3)		20,796	20,797
GLS Auto Receivables Issuer Trust 2023-2
6.31%, 03/15/2029, Series 2023-2A, Class D (1)		3,335	3,404
GLS Auto Receivables Issuer Trust 2023-3
6.44%, 05/15/2029, Series 2023-3A, Class D (1)		2,425	2,483
GLS Auto Receivables Issuer Trust 2023-4
7.18%, 08/15/2029, Series 2023-4A, Class D (1)		4,300	4,471
GLS Auto Receivables Issuer Trust 2024-1
5.95%, 12/17/2029, Series 2024-1A, Class D (1)		2,600	2,653
GLS Auto Receivables Issuer Trust 2024-2
6.19%, 02/15/2030, Series 2024-2A, Class D (1)		805	825
GLS Auto Receivables Issuer Trust 2024-4
4.75%, 07/17/2028, Series 2024-4A, Class A3 (1)		1,500	1,503
4.76%, 10/15/2027, Series 2024-4A, Class A2 (1)		2,760	2,760
GLS Auto Receivables Issuer Trust 2025-2
5.59%, 01/15/2031, Series 2025-2A, Class D (1)		1,000	1,017
GLS Auto Select Receivables Trust 2024-3
5.92%, 08/15/2030, Series 2024-3A, Class C (1)		2,100	2,165
6.34%, 08/15/2031, Series 2024-3A, Class D (1)		3,400	3,504
GLS Auto Select Receivables Trust 2024-4
4.43%, 12/17/2029, Series 2024-4A, Class A2 (1)		6,609	6,605
5.28%, 10/15/2031, Series 2024-4A, Class D (1)		600	605
GLS Auto Select Receivables Trust 2025-1
5.04%, 02/15/2031, Series 2025-1A, Class B (1)		435	441
5.26%, 03/15/2031, Series 2025-1A, Class C (1)		340	346
5.74%, 04/15/2032, Series 2025-1A, Class D (1)		670	685
GLS Auto Select Receivables Trust 2025-3
5.14%, 09/15/2031, Series 2025-3A, Class C (1)		800	800
GM Financial Automobile Leasing Trust 2024-3
4.21%, 10/20/2027, Series 2024-3, Class A3		13,200	13,197
4.29%, 01/20/2027, Series 2024-3, Class A2A		7,741	7,731
GM Financial Consumer Automobile Receivables Trust 2024-4
4.40%, 08/16/2029, Series 2024-4, Class A3		12,300	12,335
4.53%, 10/18/2027, Series 2024-4, Class A2A		4,988	4,988
Golden Bar Securitisation Srl
3.89% (3 Month €STR + 1.50%), 09/22/2043, Series 1, Class B (2)(19)	EUR	558	664
Golden Bar Securitisation Srl 2025-1
3.90% (3 Month €STR + 1.90%), 12/20/2044, Series 1, Class D (2)(19)		217	257

The accompanying notes are an integral part of these financial statements.

131

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Golden Ray SA – Compartment 1
4.35% (1 Month €STR + 2.00%), 12/27/2057, Series 1, Class C (2)(19)	EUR	100	$117
Goldentree Loan Management U.S. Clo 11 Ltd.
5.35% (3 Month Term SOFR + 1.08%, 1.08% Floor), 10/20/2034, Series 2021-11A, Class AR (1)(2)		$29,500	29,469
GoldenTree Loan Management U.S. CLO 16 Ltd.
5.39% (3 Month Term SOFR + 1.12%, 1.12% Floor), 01/20/2038, Series 2022-16A, Class ARR (1)(2)		1,230	1,230
Goldentree Loan Management U.S. Clo 8 Ltd.
5.42% (3 Month Term SOFR + 1.15%, 1.15% Floor), 10/20/2034, Series 2020-8A, Class ARR (1)(2)		27,220	27,226
Goldman Home Improvement Trust 2022-GRN1 Issuer Trust
4.50%, 06/25/2052, Series 2022-GRN1, Class A (1)		1,356	1,350
Goldman Home Improvement Trust 2022-GRN2 Issuer Trust
6.80%, 10/25/2052, Series 2022-GRN2, Class A (1)		400	412
Golub Capital Partners 48 LP
5.59% (3 Month Term SOFR + 1.31%, 1.31% Floor), 04/17/2038, Series 2020-48A, Class A1R (1)(2)		1,000	1,001
Golub Capital Partners CLO 41B-R Ltd.
5.85% (3 Month Term SOFR + 1.58%, 1.32% Floor), 01/20/2034, Series 2019-41A, Class AR (1)(2)		2,945	2,951
Golub Capital Partners CLO 43B Ltd.
5.61% (3 Month Term SOFR + 1.34%, 1.34% Floor), 10/20/2037, Series 2019-43A, Class A1R (1)(2)		1,995	1,997
Golub Capital Partners CLO 55B Ltd.
5.73% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/20/2034, Series 2021-55A, Class A (1)(2)		4,240	4,247
Golub Capital Partners CLO 66B Ltd.
5.77% (3 Month Term SOFR + 1.45%, 1.45% Floor), 07/25/2038, Series 2023-66A, Class AR (1)(2)		1,210	1,214
Golub Capital Partners CLO 74 B Ltd.
6.13% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/25/2037, Series 2024-74A, Class B (1)(2)		2,000	2,010
Golub Capital Partners CLO 76 B Ltd.
5.65% (3 Month Term SOFR + 1.37%, 1.37% Floor), 10/25/2037, Series 2024-76A, Class A1 (1)(2)		340	341
5.95% (3 Month Term SOFR + 1.67%, 1.67% Floor), 10/25/2037, Series 2024-76A, Class B (1)(2)		250	251
7.18% (3 Month Term SOFR + 2.90%, 2.90% Floor), 10/25/2037, Series 2024-76A, Class D1 (1)(2)		250	251
GoodLeap Home Improvement Solutions Trust 2024-1
5.35%, 10/20/2046, Series 2024-1A, Class A (1)		8,116	8,209
GoodLeap Home Improvement Solutions Trust 2025-1
5.38%, 02/20/2049, Series 2025-1A, Class A (1)		4,853	4,913
6.27%, 02/20/2049, Series 2025-1A, Class B (1)		186	190
GoodLeap Sustainable Home Solutions Trust 2022-3
4.95%, 07/20/2049, Series 2022-3CS, Class A (1)		155	140
Gracie Point International Funding 2023-1
6.30% (90-day Average SOFR + 1.95%), 09/01/2026, Series 2023-1A, Class A (1)(2)		1,638	1,641
Green Lakes Park CLO LLC
5.46% (3 Month Term SOFR + 1.18%, 1.18% Floor), 01/25/2038, Series 2025-1A, Class ARR (1)(2)		590	590
Greenacre Park CLO LLC
5.67% (3 Month Term SOFR + 1.37%, 1.37% Floor), 07/20/2037, Series 2021-2A, Class AR (1)(2)		2,670	2,682
GreenSky Home Improvement Issuer Trust 2024-2
5.15%, 10/27/2059, Series 2024-2, Class A4 (1)		2,482	2,503
5.26%, 10/27/2059, Series 2024-2, Class B (1)		1,090	1,096
GreenSky Home Improvement Trust 2024-1
5.55%, 06/25/2059, Series 2024-1, Class A3 (1)		3,195	3,270
5.67%, 06/25/2059, Series 2024-1, Class A4 (1)		2,644	2,696
5.87%, 06/25/2059, Series 2024-1, Class B (1)		392	399
6.36%, 06/25/2059, Series 2024-1, Class C (1)		2,645	2,711
Greenwood Park CLO Ltd.
5.55% (3 Month Term SOFR + 1.29%), 04/15/2031, Series 2018-1A, Class A1 (1)(2)		53	53
Greywolf CLO VII Ltd.
5.71% (3 Month Term SOFR + 1.44%, 1.44% Floor), 10/20/2031, Series 2018-2A, Class A1 (1)(2)		177	177
GSAMP Trust 2005-AHL
5.41% (1 Month Term SOFR + 1.09%, 0.98% Floor), 04/25/2035, Series 2005-AHL, Class M2 (2)		2,801	2,643
GSAMP Trust 2006-HE4
4.88% (1 Month Term SOFR + 0.56%, 0.45% Floor), 06/25/2036, Series 2006-HE4, Class M1 (2)		1,350	1,144

The accompanying notes are an integral part of these financial statements.

132

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
GSAMP Trust 2007-FM2
4.49% (1 Month Term SOFR + 0.17%, 0.06% Floor), 01/25/2037, Series 2007-FM2, Class A2A (2)		$1,635	$981
HalseyPoint CLO 4 Ltd.
5.75% (3 Month Term SOFR + 1.48%, 1.22% Floor), 04/20/2034, Series 2021-4A, Class A (1)(2)		480	481
Halseypoint CLO 6 Ltd.
5.62% (3 Month Term SOFR + 1.35%, 1.35% Floor), 01/20/2038, Series 2022-6A, Class A1R (1)(2)		500	500
Hamlin Park CLO Ltd.
5.61% (3 Month Term SOFR + 1.34%, 1.34% Floor), 10/20/2037, Series 2024-1A, Class A (1)(2)		540	541
Hardee's Funding LLC
2.87%, 06/20/2051, Series 2021-1A, Class A2 (1)		4,598	4,192
7.25%, 03/20/2054, Series 2024-1A, Class A2 (1)		2,419	2,496
Harley Marine Financing LLC
9.25%, 12/15/2027, Series 2023-1, Class A1 (1)		301	303
9.75%, 12/15/2027, Series 2023-1, Class A2 (1)		303	305
Harley-Davidson Motorcycle Trust 2024-B
4.31%, 07/16/2029, Series 2024-B, Class A3		16,100	16,129
4.62%, 08/16/2027, Series 2024-B, Class A2		19,844	19,850
Harvest CLO XXI DAC
1.04%, 07/15/2031, Series 21A, Class A2R (1)	EUR	3,049	3,522
2.79% (3 Month €STR + 0.76%, 0.76% Floor), 07/15/2031, Series 21A, Class A1R (1)(2)		25,584	30,102
Hermitage 2024 Plc
6.06% (Sterling Overnight Index Average + 1.60%), 04/21/2033, Series 1, Class C (2)(19)	GBP	189	260
6.81% (Sterling Overnight Index Average + 2.35%), 04/21/2033, Series 1, Class D (2)(19)		131	181
8.36% (Sterling Overnight Index Average + 3.90%), 04/21/2033, Series 1, Class E (2)(19)		192	265
Hermitage 2025 Plc
(Sterling Overnight Index Average + 3.20%), 04/21/2033, Series 1, Class E (2)(6)(19)		200	275
(Sterling Overnight Index Average + 1.70%), 04/21/2033, Series 1, Class D (2)(6)(19)		278	382
Hertz Vehicle Financing III LLC
9.13%, 06/25/2027, Series 2023-1A, Class 1D (1)		$2,585	2,614
Hertz Vehicle Financing LLC
6.56%, 09/25/2026, Series 2022-4A, Class D (1)		3,330	3,330
Hill FL 2024-2 BV
4.33% (1 Month €STR + 1.95%), 10/18/2032, Series 2FL, Class D (2)(19)	EUR	200	232
Hilton Grand Vacations Trust 2022-1D
4.69%, 06/20/2034, Series 2022-1D, Class C (1)		$158	156
Hilton Grand Vacations Trust 2023-1
6.94%, 01/25/2038, Series 2023-1A, Class C (1)		305	315
Hilton Grand Vacations Trust 2024-2
5.99%, 03/25/2038, Series 2024-2A, Class C (1)		1,238	1,253
Hilton Grand Vacations Trust 2025-1
5.52%, 05/27/2042, Series 2025-1A, Class C (1)		755	761
HIN Timeshare Trust 2020-A
3.42%, 10/09/2039, Series 2020-A, Class C (1)		66	64
HINNT 2024-A LLC
5.49%, 03/15/2043, Series 2024-A, Class A (1)		1,991	2,024
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039, Series 2019-1, Class D (1)		1,090	1,047
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039, Series 2019-2, Class D (1)		1,181	1,126
Home Partners of America 2021-1 Trust
2.58%, 09/17/2041, Series 2021-1, Class E (1)		736	632
Home Partners of America 2021-2 Trust
2.95%, 12/17/2026, Series 2021-2, Class E2 (1)		4,224	4,031
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A (1)		23,564	21,737
Honda Auto Receivables 2024-4 Owner Trust
4.33%, 05/15/2029, Series 2024-4, Class A3		3,600	3,608
4.56%, 03/15/2027, Series 2024-4, Class A2		10,248	10,247

The accompanying notes are an integral part of these financial statements.

133

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Horizon Aircraft Finance I Ltd.
4.46%, 12/15/2038, Series 2018-1, Class A (1)		$975	$931
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039, Series 2019-1, Class A (1)		417	403
Horizon Aircraft Finance III Ltd.
3.43%, 11/15/2039, Series 2019-2, Class A (1)		1,168	1,110
HPEFS Equipment Trust
2.40%, 11/20/2029, Series 2022-1A, Class D (1)		810	809
HPEFS Equipment Trust 2023-2
6.97%, 07/21/2031, Series 2023-2A, Class D (1)		1,585	1,610
Huntington Auto Trust 2024-1
5.23%, 01/16/2029, Series 2024-1A, Class A3 (1)		13,900	14,023
5.50%, 03/15/2027, Series 2024-1A, Class A2 (1)		4,909	4,915
Huntington Bank Auto Credit-Linked Notes Series 2024-1
5.70% (30-day Average SOFR + 1.40%), 05/20/2032, Series 2024-1, Class B2 (1)(2)		1,521	1,530
Huntington Bank Auto Credit-Linked Notes Series 2024-2
5.65% (30-day Average SOFR + 1.35%), 10/20/2032, Series 2024-2, Class B2 (1)(2)		2,569	2,582
Hyundai Auto Lease Securitization Trust 2024-C
4.62%, 04/17/2028, Series 2024-C, Class A3 (1)		9,500	9,544
4.77%, 03/15/2027, Series 2024-C, Class A2A (1)		4,566	4,574
Hyundai Auto Receivables Trust 2024-C
4.41%, 05/15/2029, Series 2024-C, Class A3		17,900	17,990
4.53%, 09/15/2027, Series 2024-C, Class A2A		9,656	9,658
Hyundai Auto Receivables Trust 2025-A
4.76%, 06/15/2032, Series 2025-A, Class C		5,400	5,416
Invesco U.S. CLO 2024-4 Ltd.
5.65% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/15/2038, Series 2024-4A, Class A1 (1)(2)		18,945	18,988
Island Finance Trust 2025-1
6.54%, 03/19/2035, Series 2025-1A, Class A (1)		1,080	1,101
Italian Stella Loans Srl
4.50% (1 Month €STR + 2.15%), 05/27/2039, Series 2, Class D (2)(19)	EUR	98	116
IXIS Real Estate Capital Trust 2005-HE2
5.41% (1 Month Term SOFR + 1.09%, 0.98% Floor), 09/25/2035, Series 2005-HE2, Class M5 (2)		$2,156	2,263
Jack in the Box Funding LLC
3.45%, 02/26/2052, Series 2022-1A, Class A2I (1)		266	257
4.48%, 08/25/2049, Series 2019-1A, Class A2II (1)		4,433	4,369
John Deere Owner Trust 2024-C
4.36%, 08/16/2027, Series 2024-C, Class A2A		39,616	39,578
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
2.92% (1 Month Term SOFR + 0.76%, 0.65% Floor), 10/25/2035, Series 2005-FRE1, Class M2 (2)		7,044	6,127
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
4.97% (1 Month Term SOFR + 0.65%, 0.54% Floor), 02/25/2036, Series 2006-FRE2, Class M2 (2)		11,255	10,148
JP Morgan Mortgage Acquisition Corp. 2006-WMC1
4.97% (1 Month Term SOFR + 0.65%, 0.54% Floor), 03/25/2036, Series 2006-WMC1, Class A5 (2)		5,015	4,817
JP Morgan Mortgage Acquisition Trust 2006-CW1
4.87% (1 Month Term SOFR + 0.55%, 0.44% Floor), 05/25/2036, Series 2006-CW1, Class M2 (2)		11,322	10,175
JP Morgan Mortgage Acquisition Trust 2006-WMC4
4.67% (1 Month Term SOFR + 0.35%, 0.24% Floor), 12/25/2036, Series 2006-WMC4, Class A3 (2)		17,433	9,021
4.73% (1 Month Term SOFR + 0.41%, 0.30% Floor), 12/25/2036, Series 2006-WMC4, Class A4 (2)		15,877	8,220
JP Morgan Mortgage Acquisition Trust 2007-CH3
4.69% (1 Month Term SOFR + 0.37%, 0.26% Floor), 03/25/2037, Series 2007-CH3, Class A5 (2)		6,841	6,767
JP Morgan Mortgage Acquisition Trust 2007-CH5
4.70% (1 Month Term SOFR + 0.38%, 0.27% Floor), 06/25/2037, Series 2007-CH5, Class M1 (2)		6,338	6,151
Kapitus Asset Securitization IV LLC
5.49%, 09/10/2031, Series 2024-1A, Class A (1)		5,805	5,798
5.49%, 09/10/2031, Series 2024-1A, Class 1A (1)		10,250	10,238
Kapitus Asset Securitization V LLC
5.46%, 04/10/2032, Series 2025-1A, Class A (1)		12,965	13,041

The accompanying notes are an integral part of these financial statements.

134

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
KDAC Aviation Finance Ltd.
4.21%, 12/15/2042, Series 2017-1A, Class A (1)	$739	$719
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038, Series 2018-1A, Class A (1)	1,610	1,578
Kings Park CLO Ltd.
5.66% (3 Month Term SOFR + 1.39%, 1.39% Floor), 01/21/2035, Series 2021-1A, Class A (1)(2)	250	251
KKR CLO 11 Ltd.
5.70% (3 Month Term SOFR + 1.44%, 1.44% Floor), 01/15/2031, Series 11, Class AR (1)(2)	2,545	2,547
KKR CLO 35 Ltd.
5.47% (3 Month Term SOFR + 1.20%, 1.20% Floor), 01/20/2038, Series 35A, Class AR (1)(2)	500	499
KKR Financial CLO 2013-1 Ltd.
5.71% (3 Month Term SOFR + 1.45%, 1.45% Floor), 04/15/2029, Series 2013-1A, Class A2R2 (1)(2)	2,000	2,000
6.21% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/15/2029, Series 2013-1A, Class BR2 (1)(2)	1,000	1,002
Labrador Aviation Finance Ltd. 2016-1A
4.30%, 01/15/2042, Series 2016-1A, Class A1 (1)	1,210	1,177
LAD Auto Receivables Trust 2023-3
6.43%, 12/15/2028, Series 2023-3A, Class C (1)	3,640	3,732
LAD Auto Receivables Trust 2023-4
6.76%, 03/15/2029, Series 2023-4A, Class C (1)	1,940	2,007
7.37%, 04/15/2031, Series 2023-4A, Class D (1)	980	1,028
LAD Auto Receivables Trust 2024-1
5.33%, 02/15/2029, Series 2024-1A, Class B (1)	500	507
5.64%, 06/15/2029, Series 2024-1A, Class C (1)	100	102
LAD Auto Receivables Trust 2024-3
4.52%, 03/15/2029, Series 2024-3A, Class A3 (1)	3,000	3,007
4.64%, 11/15/2027, Series 2024-3A, Class A2 (1)	3,800	3,799
4.93%, 03/15/2030, Series 2024-3A, Class C (1)	800	803
Lake George Park CLO Ltd.
5.77% (3 Month Term SOFR + 1.50%, 1.50% Floor), 04/15/2038, Series 2025-1A, Class B (1)(2)	510	509
Laurel Road Prime Student Loan Trust 2020-A
1.40%, 11/25/2050, Series 2020-A, Class A2FX (1)	2,295	2,130
LCM 29 Ltd.
5.59% (3 Month Term SOFR + 1.33%, 1.07% Floor), 04/15/2031, Series 29A, Class AR (1)(2)	3,646	3,647
LCM 34 Ltd.
6.03% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/20/2034, Series 34A, Class BR (1)(2)	15,000	15,000
LCM 36 Ltd.
5.33% (3 Month Term SOFR + 1.07%, 1.07% Floor), 01/15/2034, Series 36A, Class A1R (1)(2)	2,170	2,165
LCM XVII LP
5.65% (3 Month Term SOFR + 1.39%, 1.13% Floor), 10/15/2031, Series 17A, Class A1AR (1)(2)	437	437
Lehman XS Trust 2007-6
4.85% (1 Month Term SOFR + 0.53%, 0.42% Floor), 05/25/2037, Series 2007-6, Class 2A1 (2)	5,100	4,333
Lendbuzz Securitization Trust 2024-3
4.97%, 10/15/2029, Series 2024-3A, Class A2 (1)	4,338	4,343
Lendmark Funding Trust 2024-1
5.88%, 06/21/2032, Series 2024-1A, Class B (1)	3,150	3,205
Lendmark Funding Trust 2024-2
4.47%, 02/21/2034, Series 2024-2A, Class A (1)	4,400	4,383
4.86%, 02/21/2034, Series 2024-2A, Class B (1)	481	479
5.25%, 02/21/2034, Series 2024-2A, Class C (1)	147	147
5.69%, 02/21/2034, Series 2024-2A, Class D (1)	483	487
Lendmark Funding Trust 2025-1
4.94%, 09/20/2034, Series 2025-1A, Class A (1)	5,897	5,943
5.68%, 09/20/2034, Series 2025-1A, Class C (1)	573	582
Long Beach Mortgage Loan Trust 2004-6
5.63% (1 Month Term SOFR + 1.31%, 1.20% Floor), 11/25/2034, Series 2004-6, Class M1 (2)	13,342	12,653
Long Beach Mortgage Loan Trust 2005-2
5.56% (1 Month Term SOFR + 1.24%, 1.13% Floor), 04/25/2035, Series 2005-2, Class M6 (2)	12,500	12,136

The accompanying notes are an integral part of these financial statements.

135

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Long Beach Mortgage Loan Trust 2005-WL2
5.21% (1 Month Term SOFR + 0.89%, 0.78% Floor), 08/25/2035, Series 2005-WL2, Class M3 (2)	$6,615	$6,505
Long Beach Mortgage Loan Trust 2005-WL3
5.14% (1 Month Term SOFR + 0.82%, 0.82% Floor), 11/25/2035, Series 2005-WL3, Class M2 (2)	8,931	8,409
Long Beach Mortgage Loan Trust 2006-WL1
5.06% (1 Month Term SOFR + 0.74%, 0.63% Floor), 01/25/2046, Series 2006-WL1, Class M1 (2)	10,975	10,547
Louisiana Local Government Environmental Facilities & Community Development Auth
4.15%, 02/01/2033, Series ELL, Class A2	3,020	2,988
Lyra Music Assets Delaware LP
5.76%, 12/22/2064, Series 2024-2A, Class A2 (1)	3,074	3,084
Madison Park Funding LIX Ltd.
5.77% (3 Month Term SOFR + 1.50%, 1.50% Floor), 04/18/2037, Series 2021-59A, Class A1R (1)(2)	2,000	2,005
7.57% (3 Month Term SOFR + 3.30%, 3.30% Floor), 04/18/2037, Series 2021-59A, Class D1AR (1)(2)	1,000	998
Madison Park Funding LVII Ltd.
5.56% (3 Month Term SOFR + 1.28%, 1.28% Floor), 07/27/2034, Series 2022-57A, Class A1R (1)(2)	500	501
Madison Park Funding LXII Ltd.
6.13% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/17/2036, Series 2022-62A, Class AR (1)(2)	780	780
Madison Park Funding LXXI Ltd.
5.41% (3 Month Term SOFR + 1.14%, 1.14% Floor), 04/23/2038, Series 2025-71A, Class A1 (1)(2)	3,280	3,273
5.77% (3 Month Term SOFR + 1.50%, 1.50% Floor), 04/23/2038, Series 2025-71A, Class B (1)(2)	750	747
Madison Park Funding XL Ltd.
5.58% (3 Month Term SOFR + 1.25%, 0.99% Floor), 05/28/2030, Series 9A, Class AR2 (1)(2)	111	111
Madison Park Funding XLIX Ltd.
5.32% (3 Month Term SOFR + 1.05%, 1.05% Floor), 10/19/2034, Series 2021-49A, Class AR (1)(2)	29,500	29,462
Madison Park Funding XLVIII Ltd.
5.98% (3 Month Term SOFR + 1.71%, 1.71% Floor), 04/19/2033, Series 2021-48A, Class B (1)(2)	2,750	2,755
Madison Park Funding XXI Ltd.
5.60% (3 Month Term SOFR + 1.34%, 1.34% Floor), 10/15/2032, Series 2016-21A, Class AARR (1)(2)	893	894
Madison Park Funding XXIX Ltd.
5.50% (3 Month Term SOFR + 1.18%, 1.18% Floor), 03/25/2038, Series 2018-29A, Class A1R2 (1)(2)	2,750	2,739
Madison Park Funding XXXI Ltd.
6.08% (3 Month Term SOFR + 1.80%, 1.80% Floor), 07/23/2037, Series 2018-31A, Class B1R (1)(2)	480	482
6.53% (3 Month Term SOFR + 2.25%, 2.25% Floor), 07/23/2037, Series 2018-31A, Class CR (1)(2)	2,000	2,006
Madison Park Funding XXXIII Ltd.
5.55% (3 Month Term SOFR + 1.29%, 1.29% Floor), 10/15/2032, Series 2019-33A, Class AR (1)(2)	250	250
Madison Park Funding XXXV Ltd.
5.52% (3 Month Term SOFR + 1.25%, 0.99% Floor), 04/20/2032, Series 2019-35A, Class A1R (1)(2)	2,242	2,245
Madison Park Funding XXXVII Ltd.
5.79% (3 Month Term SOFR + 1.53%, 1.53% Floor), 04/15/2037, Series 2019-37A, Class AR2 (1)(2)	2,370	2,381
Madison Park Funding XXXVIII Ltd.
6.44% (3 Month Term SOFR + 2.16%, 2.16% Floor), 07/17/2034, Series 2021-38A, Class C (1)(2)	1,000	1,002
Magnetite XXV Ltd.
5.74% (3 Month Term SOFR + 1.46%, 1.20% Floor), 01/25/2032, Series 2020-25A, Class A (1)(2)	11,496	11,507
MAPS 2018-1 Ltd.
4.21%, 05/15/2043, Series 2018-1A, Class A (1)	960	958
MAPS 2019-1 Ltd.
4.46%, 03/15/2044, Series 2019-1A, Class A (1)	379	373
MAPS 2021-1 Trust
2.52%, 06/15/2046, Series 2021-1A, Class A (1)	4,558	4,294
Mariner CLO 2016-3 LLC
5.87% (3 Month Term SOFR + 1.59%, 1.59% Floor), 01/23/2037, Series 2016-3A, Class AR3 (1)(2)	490	493
Mariner Finance Issuance Trust 2024-A
5.13%, 09/22/2036, Series 2024-AA, Class A (1)	2,102	2,129
5.68%, 09/22/2036, Series 2024-AA, Class B (1)	2,875	2,931
6.77%, 09/22/2036, Series 2024-AA, Class D (1)	112	116
9.02%, 09/22/2036, Series 2024-AA, Class E (1)	484	504

The accompanying notes are an integral part of these financial statements.

136

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Mariner Finance issuance Trust 2024-B
4.91%, 11/20/2038, Series 2024-BA, Class A (1)		$5,527	$5,587
6.36%, 11/20/2038, Series 2024-BA, Class D (1)		538	548
Mariner Finance Issuance Trust 2025-A
4.98%, 05/20/2038, Series 2025-AA, Class A (1)		8,948	9,069
5.33%, 05/20/2038, Series 2025-AA, Class B (1)		1,806	1,839
5.69%, 05/20/2038, Series 2025-AA, Class C (1)		1,852	1,883
Marlette Funding Trust 2023-2
6.54%, 06/15/2033, Series 2023-2A, Class B (1)		999	1,001
Marlette Funding Trust 2024-1
6.93%, 07/17/2034, Series 2024-1A, Class D (1)		345	354
MASTR Asset Backed Securities Trust 2004-WMC1
5.21% (1 Month Term SOFR + 0.89%, 0.78% Floor), 02/25/2034, Series 2004-WMC1, Class M1 (2)		506	554
MASTR Specialized Loan Trust
4.95% (1 Month Term SOFR + 0.63%, 0.52% Floor), 02/25/2036, Series 2006-2, Class A (1)(2)		216	212
Meacham Park CLO Ltd.
5.87% (3 Month Term SOFR + 1.60%, 1.60% Floor), 10/20/2037, Series 2024-1A, Class B (1)(2)		1,310	1,313
Mercedes-Benz Auto Lease Trust 2024-B
4.57%, 12/15/2026, Series 2024-B, Class A2A		9,688	9,689
Mercury Financial Credit Card Master Trust
6.56%, 07/20/2029, Series 2024-2A, Class A (1)		9,055	9,135
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
4.91% (1 Month Term SOFR + 0.59%, 0.48% Floor), 05/25/2037, Series 2007-2, Class A2C (2)		1,074	778
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5
5.43% (1 Month Term SOFR + 1.11%, 1.00% Floor), 10/25/2037, Series 2007-5, Class 2A2 (2)		14,156	12,036
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1
4.72% (1 Month Term SOFR + 0.40%, 0.29% Floor), 08/25/2037, Series 2006-OPT1, Class A1 (2)		9,295	8,481
Merrill Lynch Mortgage Investors Trust Series 2006-RM2
4.63% (1 Month Term SOFR + 0.31%, 0.20% Floor), 05/25/2037, Series 2006-RM2, Class A2B (2)		11,791	1,277
4.76% (1 Month Term SOFR + 0.44%, 0.33% Floor), 05/25/2037, Series 2006-RM2, Class A2C (2)		28,264	3,070
Merrill Lynch Mortgage Investors Trust Series 2006-RM3
4.73% (1 Month Term SOFR + 0.41%, 0.30% Floor), 06/25/2037, Series 2006-RM3, Class A2C (2)		42,260	8,891
METAL 2017-1 LLC
4.58%, 10/15/2042, Series 2017-1, Class A (1)		2,422	1,599
MetroNet Infrastructure Issuer LLC
6.23%, 04/20/2054, Series 2024-1A, Class A2 (1)		1,100	1,124
MFA 2024-NPL1 Trust
6.33%, 09/25/2054, Series 2024-NPL1, Class A1 (3)		9,073	9,097
MidOcean Credit CLO XII Ltd.
5.61% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/18/2036, Series 2023-12A, Class A1R (1)(2)		1,380	1,382
MidOcean Credit CLO XVIII LLC
0.00% (3 Month Term SOFR + 1.17%, 1.17% Floor), 10/18/2035, Series 2025-18A, Class A1 (1)(2)(6)		2,940	2,940
Mila 2024-1 BV
3.84% (1 Month €STR + 1.45%), 09/16/2041, Series 1, Class C (2)(19)	EUR	100	118
4.39% (1 Month €STR + 2.00%), 09/16/2041, Series 1, Class D (2)(19)		100	118
Milford Park CLO Ltd.
5.43% (3 Month Term SOFR + 1.16%, 1.16% Floor), 01/20/2038, Series 2022-1A, Class AR (1)(2)		$1,210	1,210
Milos CLO Ltd.
5.60% (3 Month Term SOFR + 1.33%, 1.07% Floor), 10/20/2030, Series 2017-1A, Class AR (1)(2)		88	88
6.08% (3 Month Term SOFR + 1.81%, 1.55% Floor), 10/20/2030, Series 2017-1A, Class BR (1)(2)		250	250
Mission Lane Credit Card Master Trust
5.80%, 05/15/2030, Series 2025-A, Class A (1)		4,695	4,705
5.88%, 01/15/2030, Series 2024-B, Class A (1)		7,620	7,681
6.20%, 08/15/2029, Series 2024-A, Class A1 (1)		3,630	3,662
7.69%, 11/15/2028, Series 2023-B, Class A (1)		5,475	5,480
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE2
5.29% (1 Month Term SOFR + 0.97%, 0.86% Floor), 03/25/2034, Series 2004-HE2, Class M1 (2)		8,505	8,533

The accompanying notes are an integral part of these financial statements.

137

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE8
5.39% (1 Month Term SOFR + 1.07%, 0.96% Floor), 09/25/2034, Series 2004-HE8, Class M1 (2)		$1,647	$1,725
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
5.36% (1 Month Term SOFR + 1.04%, 0.93% Floor), 02/25/2035, Series 2005-WMC2, Class M4 (2)		1,569	1,446
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
4.50% (1 Month Term SOFR + 0.18%, 0.07% Floor), 10/25/2036, Series 2006-HE8, Class A2FP (2)		714	309
4.56% (1 Month Term SOFR + 0.24%, 0.13% Floor), 10/25/2036, Series 2006-HE8, Class A1 (2)		396	350
Morgan Stanley ABS Capital I, Inc. Trust 2007-HE1
4.89% (1 Month Term SOFR + 0.57%, 0.23% Floor), 11/25/2036, Series 2007-HE1, Class A2D (2)		1,839	1,036
Morgan Stanley Capital I, Inc. Trust 2006-HE1
5.01% (1 Month Term SOFR + 0.69%, 0.58% Floor), 01/25/2036, Series 2006-HE1, Class A4 (2)		3,751	3,639
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.70%, 11/25/2036, Series 2006-15XS, Class A4A (3)		12,061	2,603
Morgan Stanley Mortgage Loan Trust 2007-8XS
4.96% (1 Month Term SOFR + 0.64%, 0.53% Floor, 6.25% Cap), 04/25/2037, Series 2007-8XS, Class A5 (2)		18,173	6,348
4.97% (1 Month Term SOFR + 0.65%, 0.54% Floor, 6.26% Cap), 04/25/2037, Series 2007-8XS, Class A9 (2)		1,755	613
Mosaic Solar Loan Trust 2023-1
5.32%, 06/20/2053, Series 2023-1A, Class A (1)		117	111
Mosaic Solar Loan Trust 2024-1
5.50%, 09/20/2049, Series 2024-1A, Class A (1)		1,889	1,845
Mosaic Solar Loan Trust 2024-2
5.60%, 04/22/2052, Series 2024-2A, Class A (1)		19,916	19,374
Mountain View CLO IX Ltd.
5.64% (3 Month Term SOFR + 1.38%), 07/15/2031, Series 2015-9A, Class A1R (1)(2)		299	299
MVW 2020-1 LLC
4.21%, 10/20/2037, Series 2020-1A, Class C (1)		111	109
MVW 2021-1W LLC
1.94%, 01/22/2041, Series 2021-1WA, Class C (1)		223	212
MVW 2021-2 LLC
2.23%, 05/20/2039, Series 2021-2A, Class C (1)		3,961	3,727
NAK Naftogaz Ukraine via Kondor Finance Plc
7.13%, 07/19/2026 (7)(19)	EUR	974	991
7.63%, 11/08/2028 (1)(7)		$269	211
Navient Private Education Loan Trust 2014-A
6.03% (1 Month Term SOFR + 1.71%), 10/15/2031, Series 2014-AA, Class A3 (1)(2)		17	17
Navient Private Education Loan Trust 2015-A
6.13% (1 Month Term SOFR + 1.81%), 11/15/2030, Series 2015-AA, Class A3 (1)(2)		150	150
Navient Private Education Loan Trust 2015-B
5.88% (1 Month Term SOFR + 1.56%), 07/16/2040, Series 2015-BA, Class A3 (1)(2)		4,155	4,175
Navient Private Education Loan Trust 2017-A
3.91%, 12/16/2058, Series 2017-A, Class B (1)		207	205
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059, Series 2018-BA, Class A2A (1)		230	229
Navient Private Education Refi Loan Trust 2018-D
4.00%, 12/15/2059, Series 2018-DA, Class A2A (1)		434	430
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2 (1)		254	249
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068, Series 2019-FA, Class A2 (1)		1,536	1,478
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068, Series 2019-GA, Class A (1)		1,416	1,366
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2 (1)		1,613	1,534
Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068, Series 2020-CA, Class A2A (1)		2,165	2,064
2.83%, 11/15/2068, Series 2020-CA, Class B (1)		4,775	4,195

The accompanying notes are an integral part of these financial statements.

138

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069, Series 2020-DA, Class A (1)		$2,696	$2,554
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069, Series 2020-GA, Class A (1)		1,844	1,717
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069, Series 2020-HA, Class A (1)		1,120	1,052
1.33%, 04/15/2069, Series 2020-IA, Class A1A (1)		4,729	4,344
5.43% (1 Month Term SOFR + 1.11%, 1.00% Floor), 04/15/2069, Series 2020-IA, Class A1B (1)(2)		8,152	8,109
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069, Series 2021-A, Class A (1)		1,721	1,569
2.24%, 05/15/2069, Series 2021-A, Class B (1)		460	365
Navient Private Education Refi Loan Trust 2021-E
2.03%, 12/16/2069, Series 2021-EA, Class B (1)		1,680	1,193
Navient Private Education Refi Loan Trust 2021-F
2.12%, 02/18/2070, Series 2021-FA, Class B (1)		3,810	2,597
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072, Series 2024-A, Class A (1)		4,615	4,674
Navient Student Loan Trust
6.00% (30-day Average SOFR + 1.70%), 03/15/2072, Series 2023-BA, Class A1B (1)(2)		8,379	8,450
7.23%, 03/15/2072, Series 2023-BA, Class B (1)		10,320	11,124
Navient Student Loan Trust 2019-B
3.39%, 12/15/2059, Series 2019-BA, Class A2A (1)		217	212
Navient Student Loan Trust 2020-2
5.32% (30-day Average SOFR + 1.01%), 08/26/2069, Series 2020-2A, Class A1B (1)(2)		15,473	15,421
Navigator Aircraft ABS Ltd.
2.77%, 11/15/2046, Series 2021-1, Class A (1)(3)		10,315	9,641
Nelnet Student Loan Trust 2021-A
2.85%, 04/20/2062, Series 2021-A, Class B1 (1)		2,386	2,110
Nelnet Student Loan Trust 2021-B
1.42%, 04/20/2062, Series 2021-BA, Class AFX (1)		3,803	3,557
2.68%, 04/20/2062, Series 2021-BA, Class B (1)		3,665	3,226
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062, Series 2021-DA, Class B (1)		293	261
Nelnet Student Loan Trust 2023-PL1
6.56% (30-day Average SOFR + 2.25%), 11/25/2053, Series 2023-PL1A, Class A1A (1)(2)		1,007	1,022
Nelnet Student Loan Trust 2025-A
5.27%, 03/15/2057, Series 2025-AA, Class B (1)		3,930	3,952
5.40% (30-day Average SOFR + 1.10%), 03/15/2057, Series 2025-AA, Class A1B (1)(2)		5,572	5,532
Neuberger Berman CLO XX Ltd.
5.47% (3 Month Term SOFR + 1.15%, 1.15% Floor), 04/15/2039, Series 2015-20A, Class A1R3 (1)(2)		740	740
Neuberger Berman Loan Advisers CLO 32 Ltd.
5.52% (3 Month Term SOFR + 1.25%, 0.99% Floor), 01/20/2032, Series 2019-32A, Class AR (1)(2)		13,682	13,691
Neuberger Berman Loan Advisers CLO 34 Ltd.
5.51% (3 Month Term SOFR + 1.24%, 1.24% Floor), 01/20/2035, Series 2019-34A, Class A1R (1)(2)		246	246
6.02% (3 Month Term SOFR + 1.75%, 1.75% Floor), 01/20/2035, Series 2019-34A, Class BR (1)(2)		500	501
Neuberger Berman Loan Advisers CLO 40 Ltd.
5.58% (3 Month Term SOFR + 1.32%, 1.06% Floor), 04/16/2033, Series 2021-40A, Class A (1)(2)		1,535	1,537
Neuberger Berman Loan Advisers CLO 43 Ltd.
5.33% (3 Month Term SOFR + 1.05%, 1.05% Floor), 07/17/2036, Series 2021-43A, Class AR (1)(2)		25,000	24,970
Neuberger Berman Loan Advisers CLO 54 Ltd.
6.23% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/23/2038, Series 2024-54A, Class B (1)(2)		560	563
Neuberger Berman Loan Advisers CLO 56 Ltd.
6.03% (3 Month Term SOFR + 1.75%, 1.75% Floor), 07/24/2037, Series 2024-56A, Class B (1)(2)		1,000	1,004
6.38% (3 Month Term SOFR + 2.10%, 2.10% Floor), 07/24/2037, Series 2024-56A, Class C (1)(2)		1,000	1,002
7.38% (3 Month Term SOFR + 3.10%, 3.10% Floor), 07/24/2037, Series 2024-56A, Class D (1)(2)		1,000	1,001
New Century Home Equity Loan Trust Series 2005-D
5.14% (1 Month Term SOFR + 0.82%, 0.71% Floor), 02/25/2036, Series 2005-D, Class M2 (2)		10,390	9,217
New Day Funding
0.00% (Sterling Overnight Index Average + 1.50%), 07/15/2033, Series 2X, Class C (2)(6)(19)	GBP	422	579

The accompanying notes are an integral part of these financial statements.

139

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
New Economy Assets – Phase 1 Sponsor LLC
1.91%, 10/20/2061, Series 2021-1, Class A1 (1)		$2,925	$2,754
New Mountain CLO 7 Ltd.
5.48% (3 Month Term SOFR + 1.20%, 1.20% Floor), 03/31/2038, Series CLO-7A, Class A1 (1)(2)		500	500
New Residential Mortgage Loan Trust 2022-SFR1
4.44%, 02/17/2039, Series 2022-SFR1, Class F (1)		258	248
Newday Funding Master Issuer Plc – Series 2024-2
5.87% (Sterling Overnight Index Average + 1.40%), 07/15/2032, Series 2X, Class B (2)(19)	GBP	237	327
6.37% (Sterling Overnight Index Average + 1.90%), 07/15/2032, Series 2X, Class C (2)(19)		281	389
7.12% (Sterling Overnight Index Average + 2.65%), 07/15/2032, Series 2X, Class D (2)(19)		595	824
NFAS3 LLC
6.35%, 05/15/2031, Series 2025-1, Class A (1)		$5,520	5,562
Nissan Auto Receivables 2024-B Owner Trust
4.34%, 03/15/2029, Series 2024-B, Class A3		9,100	9,120
Noria DE 2024
4.02% (1 Month €STR + 1.65%), 02/25/2043, Series DE1, Class D (2)(19)	EUR	200	236
5.92% (1 Month €STR + 3.55%), 02/25/2043, Series DE1, Class E (2)(19)		200	236
6.87% (1 Month €STR + 4.50%), 02/25/2043, Series DE1, Class F (2)(19)		100	118
Northwoods Capital XII-B Ltd.
5.51% (3 Month Term SOFR + 1.19%, 1.19% Floor), 06/15/2031, Series 2018-12BA, Class AR (1)(2)		$7,830	7,831
NYMT Loan Trust Series 2025-R1
6.38%, 02/25/2030, Series 2025-R1, Class A (1)(3)		2,479	2,479
Oak Hill Credit Partners X-R Ltd.
5.40% (3 Month Term SOFR + 1.13%, 1.13% Floor), 04/20/2038, Series 2014-10RA, Class AR2 (1)(2)		1,030	1,027
Oaktree CLO 2020-1 Ltd.
5.45% (3 Month Term SOFR + 1.19%, 1.19% Floor), 01/15/2038, Series 2020-1A, Class ARR (1)(2)		250	249
Oaktree CLO 2024-27 Ltd.
5.84% (3 Month Term SOFR + 1.57%, 1.57% Floor), 10/22/2037, Series 2024-27A, Class A2 (1)(2)		350	350
7.27% (3 Month Term SOFR + 3.00%, 3.00% Floor), 10/22/2037, Series 2024-27A, Class D1 (1)(2)		270	270
OCP Aegis CLO 2023-29 Ltd.
5.82% (3 Month Term SOFR + 1.55%, 1.55% Floor), 01/20/2036, Series 2023-29A, Class BR (1)(2)		15,500	15,492
OCP CLO 2014-5 Ltd.
5.62% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/26/2031, Series 2014-5A, Class A1R (1)(2)		120	120
OCP CLO 2017-13 Ltd.
5.61% (3 Month Term SOFR + 1.34%, 1.34% Floor), 11/26/2037, Series 2017-13A, Class AR2 (1)(2)		1,003	1,005
OCP CLO 2020-18 Ltd.
7.37% (3 Month Term SOFR + 3.10%, 3.10% Floor), 07/20/2037, Series 2020-18A, Class D1R2 (1)(2)		250	250
OCP CLO 2020-19 Ltd.
5.45% (3 Month Term SOFR + 1.18%, 1.18% Floor), 04/20/2038, Series 2020-19A, Class A1R2 (1)(2)		1,920	1,920
OCP CLO 2020-8R Ltd.
5.53% (3 Month Term SOFR + 1.25%, 1.25% Floor), 10/17/2036, Series 2020-8RA, Class AR (1)(2)		1,254	1,255
5.93% (3 Month Term SOFR + 1.65%, 1.65% Floor), 10/17/2036, Series 2020-8RA, Class BR (1)(2)		520	520
6.18% (3 Month Term SOFR + 1.90%, 1.90% Floor), 10/17/2036, Series 2020-8RA, Class CR (1)(2)		250	250
OCP CLO 2024-32 Ltd.
6.28% (3 Month Term SOFR + 2.00%, 2.00% Floor), 04/23/2037, Series 2024-32A, Class B1 (1)(2)		500	501
OCP CLO 2024-38 Ltd.
5.68% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/21/2038, Series 2024-38A, Class A (1)(2)		17,370	17,417
OCP CLO 2025-40 Ltd.
5.46% (3 Month Term SOFR + 1.14%, 1.14% Floor), 04/16/2038, Series 2025-40A, Class A (1)(2)		1,230	1,227
Octagon 66 Ltd.
6.08% (3 Month Term SOFR + 1.75%, 1.75% Floor), 11/16/2036, Series 2022-1A, Class A1R (1)(2)		910	912
Octagon 75 Ltd.
5.49% (3 Month Term SOFR + 1.20%, 1.20% Floor), 01/22/2038, Series 2025-1A, Class A1 (1)(2)		500	499
Octagon Investment Partners 39 Ltd.
5.42% (3 Month Term SOFR + 1.15%, 1.15% Floor), 10/20/2030, Series 2018-3A, Class AR (1)(2)		371	371
6.07% (3 Month Term SOFR + 1.80%, 1.80% Floor), 10/20/2030, Series 2018-3A, Class BR (1)(2)		16,550	16,558
Octagon Investment Partners XV Ltd.
5.50% (3 Month Term SOFR + 1.23%, 0.97% Floor), 07/19/2030, Series 2013-1A, Class A1RR (1)(2)		1,689	1,689

The accompanying notes are an integral part of these financial statements.

140

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Octagon Investment Partners XVI Ltd.
5.56% (3 Month Term SOFR + 1.28%, 1.02% Floor), 07/17/2030, Series 2013-1A, Class A1R (1)(2)	$527	$527
Octagon Investment Partners XVII Ltd.
5.94% (3 Month Term SOFR + 1.66%), 01/25/2031, Series 2013-1A, Class BR2 (1)(2)	2,500	2,501
Octane Receivables Trust 2024-2
5.90%, 07/20/2032, Series 2024-2A, Class C (1)	3,895	3,975
OHA Credit Funding 18 Ltd.
6.22% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/20/2037, Series 2024-18A, Class B1 (1)(2)	1,000	1,005
OHA Credit Funding 2 LTD
5.51% (3 Month Term SOFR + 1.24%, 1.24% Floor), 01/21/2038, Series 2019-2A, Class AR2 (1)(2)	610	611
OHA Credit Funding 22 Ltd.
5.61% (3 Month Term SOFR + 1.33%, 1.33% Floor), 07/20/2038, Series 2025-22A, Class A1 (1)(2)	2,560	2,560
OHA Credit Funding 3 LTD
5.59% (3 Month Term SOFR + 1.32%, 1.32% Floor), 01/20/2038, Series 2019-3A, Class AR2 (1)(2)	6,570	6,592
OHA Credit Funding 6 Ltd.
5.60% (3 Month Term SOFR + 1.33%, 1.33% Floor), 10/20/2037, Series 2020-6A, Class AR2 (1)(2)	6,980	6,995
OHA Credit Funding 7 Ltd.
0.00% (3 Month Term SOFR + 1.28%, 1.28% Floor), 07/19/2038, Series 2020-7A, Class A1R2 (1)(2)(6)	250	250
5.57% (3 Month Term SOFR + 1.30%, 1.30% Floor), 02/24/2037, Series 2020-7A, Class AR (1)(2)	330	330
OHA Credit Partners VII Ltd.
5.46% (3 Month Term SOFR + 1.14%, 1.14% Floor), 02/20/2038, Series 2012-7A, Class AR4 (1)(2)	1,230	1,230
OHA Credit Partners XI Ltd.
5.73% (3 Month Term SOFR + 1.46%, 1.46% Floor), 04/20/2037, Series 2015-11A, Class A1R2 (1)(2)	23,400	23,459
6.07% (3 Month Term SOFR + 1.80%, 1.80% Floor), 04/20/2037, Series 2015-11A, Class B1R2 (1)(2)	1,750	1,757
OHA Credit Partners XV Ltd.
6.22% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/20/2037, Series 2017-15A, Class B1R (1)(2)	15,180	15,261
OHA Credit Partners XVI
5.62% (3 Month Term SOFR + 1.35%, 1.35% Floor), 10/18/2037, Series 2021-16A, Class AR (1)(2)	8,362	8,389
OHA Loan Funding 2013-1 Ltd.
7.58% (3 Month Term SOFR + 3.30%, 3.30% Floor), 04/23/2037, Series 2013-1A, Class D1R3 (1)(2)	1,000	1,007
OnDeck Asset Securitization Trust IV LLC
4.98%, 10/17/2031, Series 2024-2A, Class A (1)	3,425	3,405
OneMain Direct Auto Receivables Trust 2023-1
7.07%, 02/14/2033, Series 2023-1A, Class D (1)	1,145	1,201
OneMain Direct Auto Receivables Trust 2025-1
6.10%, 07/14/2037, Series 2025-1A, Class D (1)	554	562
OneMain Financial Issuance Trust 2019-2
4.05%, 10/14/2036, Series 2019-2A, Class D (1)	855	816
OneMain Financial Issuance Trust 2021-1
2.47%, 06/16/2036, Series 2021-1A, Class D (1)	3,300	2,995
OneMain Financial Issuance Trust 2022-2
4.89%, 10/14/2034, Series 2022-2A, Class A (1)	14,752	14,747
OneMain Financial Issuance Trust 2022-S1
5.20%, 05/14/2035, Series 2022-S1, Class D (1)	8,785	8,682
OneMain Financial Issuance Trust 2023-1
5.94%, 06/14/2038, Series 2023-1A, Class B (1)	4,611	4,801
Onemain Financial Issuance Trust 2024-1
5.79%, 05/14/2041, Series 2024-1A, Class A (1)	6,027	6,307
Onemain Financial Issuance Trust 2025-1
5.79%, 07/14/2038, Series 2025-1A, Class D (1)	1,585	1,591
Option One Mortgage Loan Trust 2004-2
5.23% (1 Month Term SOFR + 0.91%, 0.80% Floor), 05/25/2034, Series 2004-2, Class M1 (2)	3,629	3,674
Option One Mortgage Loan Trust 2006-3
4.71% (1 Month Term SOFR + 0.39%, 0.28% Floor), 02/25/2037, Series 2006-3, Class 1A1 (2)	15,883	9,986
Option One Mortgage Loan Trust 2007-4
4.61% (1 Month Term SOFR + 0.29%, 0.18% Floor), 04/25/2037, Series 2007-4, Class 2A2 (2)	13,634	7,686
Option One Mortgage Loan Trust 2007-FXD1
5.86%, 01/25/2037, Series 2007-FXD1, Class 3A4 (3)	103	101

The accompanying notes are an integral part of these financial statements.

141

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Orchard Park CLO Ltd.
5.63% (3 Month Term SOFR + 1.36%, 1.36% Floor), 10/20/2037, Series 2024-1A, Class A (1)(2)		$5,610	$5,627
5.97% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/20/2037, Series 2024-1A, Class B1 (1)(2)		500	502
Orion CLO 2023-1 Ltd.
12.18% (3 Month Term SOFR + 7.90%, 7.90% Floor), 10/25/2036, Series 2023-1A, Class E (1)(2)		1,000	1,005
Orion CLO 2024-3 Ltd.
6.18% (3 Month Term SOFR + 1.90%, 1.90% Floor), 07/25/2037, Series 2024-3A, Class B (1)(2)		2,000	2,010
6.58% (3 Month Term SOFR + 2.30%, 2.30% Floor), 07/25/2037, Series 2024-3A, Class C (1)(2)		500	500
Oscar U.S. Funding XVII LLC
4.47%, 03/12/2029, Series 2024-2A, Class A3 (1)		2,100	2,096
4.63%, 12/10/2027, Series 2024-2A, Class A2 (1)		5,391	5,384
Owl Rock CLO VII LLC
5.72% (3 Month Term SOFR + 1.40%, 1.40% Floor), 04/20/2038, Series 2022-7A, Class AR (1)(2)		250	249
OWL Rock CLO XXI LLC
6.22% (3 Month Term SOFR + 1.90%, 1.90% Floor), 07/24/2034, Series 2025-21A, Class B (1)(2)		250	250
OWN Equipment Fund I LLC
5.70%, 12/20/2032, Series 2024-2M, Class A (1)		9,464	9,599
OWN Equipment Fund II LLC
5.48%, 09/26/2033, Series 2025-1M, Class A (1)		5,255	5,283
OZLM XVIII Ltd.
5.54% (3 Month Term SOFR + 1.28%, 1.02% Floor), 04/15/2031, Series 2018-18A, Class A (1)(2)		357	357
Palmer Square BDC CLO 1 Ltd.
5.86% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/15/2037, Series 1A, Class A (1)(2)		23,440	23,512
Palmer Square CLO 2020-3 Ltd.
5.98% (3 Month Term SOFR + 1.65%, 1.65% Floor), 11/15/2036, Series 2020-3A, Class A1R2 (1)(2)		8,130	8,142
Palmer Square CLO 2021-4 Ltd.
5.69% (3 Month Term SOFR + 1.43%, 1.43% Floor), 10/15/2034, Series 2021-4A, Class A (1)(2)		22,275	22,269
Palmer Square CLO 2022-3 Ltd.
5.62% (3 Month Term SOFR + 1.35%, 1.35% Floor), 07/20/2037, Series 2022-3A, Class A1R (1)(2)		400	401
5.87% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/20/2037, Series 2022-3A, Class B1R (1)(2)		250	250
7.22% (3 Month Term SOFR + 2.95%, 2.95% Floor), 07/20/2037, Series 2022-3A, Class D1R (1)(2)		250	251
Palmer Square CLO 2024-2 LTD
5.92% (3 Month Term SOFR + 1.65%, 1.65% Floor), 07/20/2037, Series 2024-2A, Class B (1)(2)		2,630	2,637
Palmer Square Loan Funding 2021-4 Ltd.
5.92% (3 Month Term SOFR + 1.66%, 1.66% Floor), 10/15/2029, Series 2021-4A, Class A2 (1)(2)		2,000	2,001
Palmer Square Loan Funding 2022-2 Ltd.
6.16% (3 Month Term SOFR + 1.90%, 1.90% Floor), 10/15/2030, Series 2022-2A, Class A2 (1)(2)		620	621
Palmer Square Loan Funding 2022-3 Ltd.
5.66% (3 Month Term SOFR + 1.40%, 1.40% Floor), 04/15/2031, Series 2022-3A, Class A1BR (1)(2)		250	250
Palmer Square Loan Funding 2024-1 Ltd.
5.71% (3 Month Term SOFR + 1.45%, 1.45% Floor), 10/15/2032, Series 2024-1A, Class A2 (1)(2)		670	671
Palmer Square Loan Funding 2024-3 Ltd.
5.96% (3 Month Term SOFR + 1.65%, 1.65% Floor), 08/08/2032, Series 2024-3A, Class A2 (1)(2)		3,000	3,003
6.21% (3 Month Term SOFR + 1.90%, 1.90% Floor), 08/08/2032, Series 2024-3A, Class B (1)(2)		1,000	1,001
7.26% (3 Month Term SOFR + 2.95%, 2.95% Floor), 08/08/2032, Series 2024-3A, Class C (1)(2)		2,000	2,005
Panorama Auto Trust 2025-1
5.32% (1 Month RBA Cash Rate + 1.55%), 03/15/2033, Series 1, Class C (2)(19)	AUD	500	326
7.17% (1 Month RBA Cash Rate + 3.40%), 03/15/2033, Series 1, Class E (2)(19)		500	325
Park Blue CLO 2022-II Ltd.
5.69% (3 Month Term SOFR + 1.42%, 1.42% Floor), 07/20/2037, Series 2022-2A, Class A1R (1)(2)		$540	541
Park Blue CLO 2025-VII Ltd.
5.47% (3 Month Term SOFR + 1.22%, 1.22% Floor), 04/25/2038, Series 2025-7A, Class A1 (1)(2)		1,000	1,000
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4
5.21% (1 Month Term SOFR + 0.89%, 0.78% Floor), 09/25/2035, Series 2005-WHQ4, Class M3 (2)		8,000	7,289
PCL Funding IX Plc
5.77% (Sterling Overnight Index Average + 1.30%), 07/16/2029, Series 1, Class B (2)(19)	GBP	238	326
6.62% (Sterling Overnight Index Average + 2.15%), 07/16/2029, Series 1, Class C (2)(19)		100	137

The accompanying notes are an integral part of these financial statements.

142

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Pikes Peak CLO 2
7.22% (3 Month Term SOFR + 2.95%, 2.95% Floor), 10/11/2034, Series 2018-2A, Class D1RR (1)(2)		$1,273	$1,268
PK Alift Loan Funding 3 LP
5.84%, 09/15/2039, Series 2024-1, Class A1 (1)		2,629	2,661
Planet Fitness Master Issuer LLC
3.25%, 12/05/2051, Series 2022-1A, Class A2I (1)		12,534	12,205
3.86%, 12/05/2049, Series 2019-1A, Class A2 (1)		4,125	3,927
4.01%, 12/05/2051, Series 2022-1A, Class A2II (1)		1,161	1,071
5.77%, 06/05/2054, Series 2024-1A, Class A2I (1)		12,540	12,716
Point Au Roche Park CLO Ltd.
5.61% (3 Month Term SOFR + 1.34%, 1.08% Floor), 07/20/2034, Series 2021-1A, Class A (1)(2)		500	501
Pony SA
3.53% (1 Month €STR + 1.20%), 01/14/2033, Series 1, Class C (2)(19)	EUR	100	118
3.54% (1 Month €STR + 1.65%), 01/14/2033, Series 2024-1, Class D (2)(19)		100	118
Porsche Innovative Lease Owner Trust 2024-2
4.35%, 10/20/2027, Series 2024-2A, Class A3 (1)		$9,500	9,501
4.47%, 12/21/2026, Series 2024-2A, Class A2A (1)		4,402	4,401
Post CLO 2023-1 Ltd.
6.22% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/20/2036, Series 2023-1A, Class A (1)(2)		14,310	14,311
Post CLO VI Ltd.
5.88% (3 Month Term SOFR + 1.42%, 1.42% Floor), 01/20/2038, Series 2024-2A, Class A1 (1)(2)		350	351
Prestige Auto Receivables Trust 2023-1
6.33%, 04/16/2029, Series 2023-1A, Class D (1)		4,170	4,221
Prestige Auto Receivables Trust 2023-2
7.71%, 08/15/2029, Series 2023-2A, Class D (1)		1,800	1,876
PRET 2021-RN3 LLC
4.84%, 09/25/2051, Series 2021-RN3, Class A1 (1)(3)		22,097	22,014
PRET 2022-RN1 LLC
6.72%, 07/25/2051, Series 2022-RN1, Class A1 (1)(3)		16,668	16,677
PRET 2022-RN2 LLC
5.00%, 06/25/2052, Series 2022-RN2, Class A1 (1)(3)		14,579	14,572
PRET 2024-NPL4 LLC
7.00%, 07/25/2054, Series 2024-NPL4, Class A1 (1)(3)		7,598	7,610
PRET 2024-NPL5 LLC
5.96%, 09/25/2054, Series 2024-NPL5, Class A1 (1)(3)		5,457	5,463
Pret 2024-NPL6 LLC
5.93%, 10/25/2054, Series 2024-NPL6, Class A1 (1)(3)		13,387	13,365
PRET 2024-NPL7 LLC
5.93%, 10/25/2054, Series 2024-NPL7, Class A1 (1)(3)		4,861	4,848
PRET 2024-RN2 LLC
7.12%, 04/25/2054, Series 2024-RN2, Class A1 (1)(3)		5,630	5,665
PRET 2025-NPL3 LLC
6.71%, 04/25/2055, Series 2025-NPL3, Class A1 (1)(3)		6,126	6,179
PRET 2025-NPL6 LLC
5.74%, 06/25/2055, Series 2025-NPL6, Class A1 (1)(3)		22,755	22,757
Progress Residential 2021-SFR11 Trust
2.28%, 01/17/2039, Series 2021-SFR11, Class A (1)		11,846	11,023
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1 (1)		1,815	1,785
2.69%, 05/17/2026, Series 2021-SFR3, Class E2 (1)		1,510	1,485
Progress Residential 2021-SFR4
2.41%, 05/17/2038, Series 2021-SFR4, Class E1 (1)		955	937
2.56%, 05/17/2038, Series 2021-SFR4, Class E2 (1)		640	628
Progress Residential 2021-SFR5 Trust
2.21%, 07/17/2038, Series 2021-SFR5, Class E1 (1)		2,185	2,116
2.36%, 07/17/2038, Series 2021-SFR5, Class E2 (1)		545	528
Progress Residential 2021-SFR7 Trust
2.59%, 08/17/2040, Series 2021-SFR7, Class E1 (1)		3,970	3,657

The accompanying notes are an integral part of these financial statements.

143

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
2.64%, 08/17/2040, Series 2021-SFR7, Class E2 (1)		$1,035	$947
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1 (1)		1,130	1,057
3.01%, 11/17/2040, Series 2021-SFR9, Class E2 (1)		615	576
Progress Residential 2022-SFR3 Trust
6.60%, 04/17/2039, Series 2022-SFR3, Class F (1)		2,364	2,356
Progress Residential 2022-SFR5 Trust
4.90%, 06/17/2039, Series 2022-SFR5, Class B(1)		1,775	1,774
5.19%, 06/17/2039, Series 2022-SFR5, Class C (1)		3,215	3,221
Progress Residential 2023-SFR1 Trust
4.65%, 03/17/2040, Series 2023-SFR1, Class C (1)		950	936
4.65%, 03/17/2040, Series 2023-SFR1, Class D (1)		1,455	1,423
Progress Residential 2024-SFR3 Trust
3.00%, 06/17/2041, Series 2024-SFR3, Class A (1)		5,994	5,653
Progress Residential 2024-SFR4 Trust
3.33%, 07/17/2041, Series 2024-SFR4, Class D (1)		6,000	5,513
Progress Residential Trust
2.43%, 07/17/2038, Series 2021-SFR6, Class E1 (1)		2,730	2,657
2.53%, 07/17/2038, Series 2021-SFR6, Class E2 (1)		1,375	1,339
Quarzo Srl
4.80% (3 Month €STR + 2.30%), 06/15/2041, Series 1, Class C(2)(19)	EUR	123	146
6.20% (3 Month €STR + 3.70%), 06/15/2041, Series 1, Class D (2)(19)		100	119
RAAC Series 2006-RP4 Trust
4.98% (1 Month Term SOFR + 0.66%, 0.55% Floor, 14.00% Cap), 01/25/2046, Series 2006-RP4, Class M1 (1)(2)		$4,021	4,017
RAAC Series 2006-SP3 Trust
5.78% (1 Month Term SOFR + 1.46%, 1.35% Floor, 14.00% Cap), 08/25/2036, Series 2006-SP3, Class M3 (2)		902	870
Race Point IX CLO Ltd.
5.46% (3 Month Term SOFR + 1.20%, 1.20% Floor), 10/15/2030, Series 2015-9A, Class A1A2 (1)(2)		38	38
Rad CLO 10 Ltd.
6.29% (3 Month Term SOFR + 2.01%, 1.75% Floor), 04/23/2034, Series 2021-10A, Class C (1)(2)		500	500
Rad CLO 15 Ltd.
5.62% (3 Month Term SOFR + 1.35%, 1.09% Floor), 01/20/2034, Series 2021-15A, Class A (1)(2)		5,902	5,900
Rad CLO 18 Ltd.
5.72% (3 Month Term SOFR + 1.40%, 1.40% Floor), 07/15/2037, Series 2023-18A, Class A1R (1)(2)		250	250
RAD CLO 21 Ltd.
6.08% (3 Month Term SOFR + 1.80%, 1.80% Floor), 01/25/2037, Series 2023-21A, Class CR (1)(2)		2,000	1,990
RAD CLO 23 Ltd.
6.32% (3 Month Term SOFR + 2.05%, 2.05% Floor), 04/20/2037, Series 2024-23A, Class B1 (1)(2)		490	491
Rad CLO 25 Ltd.
5.73% (3 Month Term SOFR + 1.46%, 1.46% Floor), 07/20/2037, Series 2024-25A, Class A1 (1)(2)		2,870	2,878
Rad CLO 5 Ltd.
5.66% (3 Month Term SOFR + 1.38%, 1.12% Floor), 07/24/2032, Series 2019-5A, Class AR (1)(2)		427	428
Rad CLO 6 Ltd.
5.66% (3 Month Term SOFR + 1.39%, 1.39% Floor), 10/20/2037, Series 2019-6A, Class A1R (1)(2)		2,330	2,335
RAMP Series 2005-RS5 Trust
5.45% (1 Month Term SOFR + 0.79%, 0.68% Floor, 14.00% Cap), 05/25/2035, Series 2005-RS5, Class M5 (2)		130	131
RAMP Series 2006-RZ5 Trust
4.79% (1 Month Term SOFR + 0.47%, 0.36% Floor, 14.00% Cap), 08/25/2046, Series 2006-RZ5, Class M1 (2)		15,333	13,588
RASC Series 2006-EMX6 Trust
4.97% (1 Month Term SOFR + 0.38%, 0.27% Floor, 14.00% Cap), 07/25/2036, Series 2006-EMX6, Class A4 (2)		174	152
RASC Series 2007-KS3 Trust
5.11% (1 Month Term SOFR + 0.79%, 0.68% Floor, 14.00% Cap), 04/25/2037, Series 2007-KS3, Class AI4 (2)		17,943	17,421

The accompanying notes are an integral part of these financial statements.

144

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
RCKT Mortgage Trust 2024-CES5
5.85%, 08/25/2044, Series 2024-CES5, Class A1A (1)(3)		$24,409	$24,528
RCKT Mortgage Trust 2024-CES8
5.49%, 11/25/2044, Series 2024-CES8, Class A1A (1)(3)		31,624	31,686
RCO IX Mortgage LLC 2025-2
6.51%, 04/25/2030, Series 2025-2, Class A1 (1)(3)		18,017	18,095
Reach ABS Trust 2025-1
5.99%, 08/16/2032, Series 2025-1A, Class C (1)		580	585
Red & Black Auto Italy Srl
3.86% (1 Month €STR + 1.50%), 07/28/2036, Series 3, Class C (2)(19)	EUR	109	129
Regatta 31 Funding Ltd.
5.40% (3 Month Term SOFR + 1.17%, 1.17% Floor), 03/25/2038, Series 2025-1A, Class A1 (1)(2)		$3,100	3,098
5.83% (3 Month Term SOFR + 1.60%, 1.60% Floor), 03/25/2038, Series 2025-1A, Class A2 (1)(2)		2,200	2,201
Regatta 32 Funding Ltd.
5.63% (3 Month Term SOFR + 1.34%, 1.34% Floor), 07/25/2038, Series 2025-4A, Class A1 (1)(2)		1,230	1,234
Regatta XI Funding Ltd.
5.68% (3 Month Term SOFR + 1.40%, 1.40% Floor), 07/17/2037, Series 2018-1A, Class AR (1)(2)		3,490	3,503
Regatta XIX Funding Ltd.
5.59% (3 Month Term SOFR + 1.32%, 1.32% Floor), 04/20/2035, Series 2022-1A, Class A1 (1)(2)		500	501
6.12% (3 Month Term SOFR + 1.85%, 1.85% Floor), 04/20/2035, Series 2022-1A, Class B (1)(2)		320	321
Regatta XVIII Funding Ltd.
5.42% (3 Month Term SOFR + 1.16%, 1.16% Floor), 04/15/2038, Series 2021-1A, Class A1R (1)(2)		4,527	4,525
Regatta XX Funding Ltd.
5.44% (3 Month Term SOFR + 1.18%, 1.18% Floor), 01/15/2038, Series 2021-2A, Class AR (1)(2)		270	270
Regatta XXIII Funding Ltd.
5.68% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/20/2035, Series 2021-4A, Class A1 (1)(2)		360	361
Regatta XXIV Funding Ltd.
5.59% (3 Month Term SOFR + 1.32%, 1.32% Floor), 01/20/2038, Series 2021-5A, Class AR (1)(2)		480	481
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A (1)		50	50
Regional Management Issuance Trust 2021-2
1.90%, 08/15/2033, Series 2021-2, Class A (1)		3,668	3,492
Regional Management Issuance Trust 2022-1
3.07%, 03/15/2032, Series 2022-1, Class A (1)		1,532	1,521
Regional Management Issuance Trust 2024-1
7.46%, 07/15/2036, Series 2024-1, Class D (1)		300	311
Regional Management Issuance Trust 2024-2
5.11%, 12/15/2033, Series 2024-2, Class A (1)		4,485	4,510
5.74%, 12/15/2033, Series 2024-2, Class C (1)		915	923
6.33%, 12/15/2033, Series 2024-2, Class D (1)		201	203
Regional Management Issuance Trust 2025-1
5.53%, 04/17/2034, Series 2025-1, Class B (1)		2,540	2,568
Republic Finance Issuance Trust 2021-A
3.53%, 12/22/2031, Series 2021-A, Class C (1)		795	773
Republic Finance Issuance Trust 2024-A
5.91%, 08/20/2032, Series 2024-A, Class A (1)		5,385	5,464
6.47%, 08/20/2032, Series 2024-A, Class B (1)		2,889	2,959
7.28%, 08/20/2032, Series 2024-A, Class C (1)		125	128
9.49%, 08/20/2032, Series 2024-A, Class D (1)		800	820
Republic Finance Issuance Trust 2024-B
5.42%, 11/20/2037, Series 2024-B, Class A (1)		10,092	10,242
5.86%, 11/20/2037, Series 2024-B, Class B (1)		1,356	1,378
Research-Driven Pagaya Motor Trust 2024-1
7.09%, 06/25/2032, Series 2024-1A, Class A (1)		1,400	1,412
RFS Asset Securitization II LLC
6.55%, 07/15/2031, Series 2024-1, Class A (1)		7,935	8,073
Rockford Tower CLO 2017-3 Ltd.
5.72% (3 Month Term SOFR + 1.45%), 10/20/2030, Series 2017-3A, Class A (1)(2)		1,868	1,868

The accompanying notes are an integral part of these financial statements.

145

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Rockford Tower CLO 2018-1 Ltd.
5.68% (3 Month Term SOFR + 1.36%), 05/20/2031, Series 2018-1A, Class A (1)(2)		$288	$288
Rockford Tower CLO 2020-1 Ltd.
5.36% (3 Month Term SOFR + 1.09%, 1.09% Floor), 01/20/2036, Series 2020-1A, Class A1RR (1)(2)		13,025	13,007
Rockford Tower CLO 2021-1 Ltd.
5.70% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1 (1)(2)		25,790	25,828
Rockford Tower CLO 2021-2 Ltd.
5.69% (3 Month Term SOFR + 1.42%, 1.16% Floor), 07/20/2034, Series 2021-2A, Class A1 (1)(2)		790	791
Romark CLO II Ltd.
5.93% (3 Month Term SOFR + 1.65%, 1.65% Floor), 07/25/2031, Series 2018-2A, Class A2R (1)(2)		9,000	9,010
Romark CLO Ltd.
5.57% (3 Month Term SOFR + 1.29%, 1.03% Floor), 10/23/2030, Series 2017-1A, Class A1R (1)(2)		115	115
RR 20 Ltd.
5.25% (3 Month Term SOFR + 0.99%, 0.99% Floor), 07/15/2037, Series 2022-20A, Class A1R (1)(2)		2,022	2,018
RR 28 Ltd.
5.81% (3 Month Term SOFR + 1.55%, 1.55% Floor), 04/15/2037, Series 2024-28RA, Class A1R (1)(2)		2,000	2,008
RR 29 Ltd.
5.65% (3 Month Term SOFR + 1.39%, 1.39% Floor), 07/15/2039, Series 2024-29RA, Class A1R (1)(2)		3,200	3,213
RR 32 LTD
5.62% (3 Month Term SOFR + 1.36%, 1.36% Floor), 10/15/2039, Series 2024-32RA, Class A1R (1)(2)		1,740	1,746
RR 8 Ltd.
5.96% (3 Month Term SOFR + 1.70%, 1.70% Floor), 07/15/2037, Series 2020-8A, Class A2R (1)(2)		2,000	2,009
Sagard-Halseypoint CLO 8 Ltd.
5.70% (3 Month Term SOFR + 1.39%, 1.39% Floor), 01/30/2038, Series 2024-8A, Class A1 (1)(2)		600	601
Santander Drive Auto Receivables Trust 2021-3
1.33%, 09/15/2027, Series 2021-3, Class D		189	188
Santander Drive Auto Receivables Trust 2023-2
5.24%, 05/15/2028, Series 2023-2, Class B		21,104	21,143
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027, Series 2024-2, Class A2		906	907
5.84%, 06/17/2030, Series 2024-2, Class C		400	409
6.28%, 08/15/2031, Series 2024-2, Class D		400	413
Santander Drive Auto Receivables Trust 2024-3
5.97%, 10/15/2031, Series 2024-3, Class D		11,735	12,060
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027, Series 2024-4, Class A2		5,111	5,116
Santander Drive Auto Receivables Trust 2024-5
4.62%, 11/15/2028, Series 2024-5, Class A3		4,300	4,304
4.88%, 09/15/2027, Series 2024-5, Class A2		6,610	6,612
Santander Drive Auto Receivables Trust 2025-2
5.47%, 05/15/2031, Series 2025-2, Class D		10,800	10,983
Saxon Asset Securities Trust 2006-1
4.90% (1 Month Term SOFR + 0.58%, 0.47% Floor, 12.25% Cap), 03/25/2036, Series 2006-1, Class M1 (2)		819	799
Saxon Asset Securities Trust 2007-2
4.63% (1 Month Term SOFR + 0.31%, 0.20% Floor), 05/25/2047, Series 2007-2, Class A1 (2)		14,618	13,079
Saxon Asset Securities Trust 2007-3
4.74% (1 Month Term SOFR + 0.42%, 0.31% Floor), 09/25/2037, Series 2007-3, Class 1A (2)		9,997	9,610
SBNA Auto Lease Trust 2024-C
4.56%, 02/22/2028, Series 2024-C, Class A3 (1)		34,000	34,069
4.94%, 11/20/2026, Series 2024-C, Class A2 (1)		8,875	8,883
SBNA Auto Receivables Trust 2024-A
5.21%, 04/16/2029, Series 2024-A, Class A4 (1)		3,050	3,079
5.32%, 12/15/2028, Series 2024-A, Class A3 (1)		9,932	9,961
5.59%, 01/15/2030, Series 2024-A, Class C (1)		200	204
6.04%, 04/15/2030, Series 2024-A, Class D (1)		400	408
SC Germany SA Compartment Consumer 2024-2
3.79% (1 Month €STR + 1.40%), 05/14/2038, Series 2, Class C (2)(19)	EUR	300	356
4.09% (1 Month €STR + 1.70%), 05/14/2038, Series 2, Class D (2)(19)		200	236

The accompanying notes are an integral part of these financial statements.

146

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
SC Germany SA Compartment Consumer 2025-1
3.68% (1 Month €STR + 1.75%), 12/14/2038, Series 1, Class D (2)(19)	EUR	200	$237
SCF Equipment Leasing 2022-1 LLC
3.79%, 11/20/2031, Series 2022-1A, Class D (1)		$2,740	2,674
SCF Equipment Leasing 2022-2 LLC
6.50%, 08/20/2032, Series 2022-2A, Class C (1)		3,145	3,162
SCF Rahoituspalvelut XIII DAC
3.77% (1 Month €STR + 1.40%), 06/25/2034, Series 13, Class C (2)(19)	EUR	100	118
Sculptor CLO XXXV Ltd.
5.56% (3 Month Term SOFR + 1.25%, 1.25% Floor), 04/27/2038, Series 35A, Class A1 (1)(2)		$1,920	1,921
SEB Funding LLC
4.97%, 01/30/2052, Series 2021-1A, Class A2 (1)		2,594	2,545
7.39%, 04/30/2054, Series 2024-1A, Class A2 (1)		8,440	8,631
Securitized Asset Backed Receivables LLC Trust 2004-OP1
5.20% (1 Month Term SOFR + 0.88%, 0.77% Floor), 02/25/2034, Series 2004-OP1, Class M1 (2)		3,361	3,341
Securitized Asset Backed Receivables LLC Trust 2005-HE1
5.08% (1 Month Term SOFR + 0.76%, 0.65% Floor), 10/25/2035, Series 2005-HE1, Class M1 (2)		2,247	1,813
Securitized Asset Backed Receivables LLC Trust 2006-CB5
4.71% (1 Month Term SOFR + 0.39%, 0.28% Floor), 06/25/2036, Series 2006-CB5, Class A3 (2)		3,353	2,256
Securitized Asset Backed Receivables LLC Trust 2007-BR2
4.89% (1 Month Term SOFR + 0.57%, 0.46% Floor), 02/25/2037, Series 2007-BR2, Class A2 (2)		3,350	1,470
Service Experts Issuer 2024-1 LLC
6.39%, 11/20/2035, Series 2024-1A, Class A (1)		1,218	1,240
ServiceMaster Funding LLC
2.84%, 01/30/2051, Series 2020-1, Class A2I (1)		608	565
Sesac Finance LLC
5.22%, 07/25/2049, Series 2019-1, Class A2 (1)		7,220	7,187
5.50%, 07/25/2052, Series 2022-1, Class A2 (1)		1,219	1,216
SFS Auto Receivables Securitization Trust 2023-1
5.97%, 02/20/2031, Series 2023-1A, Class C (1)		1,965	2,019
SFS Auto Receivables Securitization Trust 2024-3
4.55%, 06/20/2030, Series 2024-3A, Class A3 (1)		9,500	9,538
4.71%, 05/22/2028, Series 2024-3A, Class A2 (1)		4,440	4,442
SFS Auto Receivables Securitization Trust 2025-1
5.11%, 02/20/2031, Series 2025-1A, Class B (1)		1,200	1,226
5.20%, 10/20/2032, Series 2025-1A, Class C (1)		3,400	3,444
SFS Auto Receivables Securitization Trust 2025-2
5.05%, 04/20/2033, Series 2025-2A, Class C (1)		4,400	4,417
Shackleton 2013-IV-R CLO Ltd.
5.50% (3 Month Term SOFR + 1.26%, 1.26% Floor), 04/13/2031, Series 2013-4RA, Class A1A (1)(2)		117	117
Shackleton 2019-XIV CLO Ltd.
6.33% (3 Month Term SOFR + 2.06%, 1.80% Floor), 07/20/2034, Series 2019-14A, Class BR (1)(2)		3,430	3,439
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042, Series 2015-1A, Class A (1)		1,350	1,310
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B (1)		613	602
1.79%, 11/20/2037, Series 2021-1A, Class C (1)		170	167
Sierra Timeshare 2023-1 Receivables Funding LLC
7.00%, 01/20/2040, Series 2023-1A, Class C (1)		459	470
Sierra Timeshare 2023-2 Receivables Funding LLC
7.30%, 04/20/2040, Series 2023-2A, Class C (1)		552	571
Sierra Timeshare 2023-3 Receivables Funding LLC
7.12%, 09/20/2040, Series 2023-3A, Class C (1)		1,747	1,802
Signal Peak CLO 14 Ltd.
5.59% (3 Month Term SOFR + 1.30%, 1.30% Floor), 01/22/2038, Series 2024-14A, Class A (1)(2)		900	901
Silver Point CLO 4 Ltd.
5.89% (3 Month Term SOFR + 1.63%, 1.63% Floor), 04/15/2037, Series 2024-4A, Class A1 (1)(2)		320	321

The accompanying notes are an integral part of these financial statements.

147

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Silver Point CLO 5 Ltd.
5.67% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/20/2037, Series 2024-5A, Class A1 (1)(2)		$420	$421
Silver Point CLO 7 LTD
5.64% (3 Month Term SOFR + 1.36%, 1.36% Floor), 01/15/2038, Series 2024-7A, Class A1 (1)(2)		340	341
Silver Point CLO 8 Ltd.
5.43% (3 Month Term SOFR + 1.21%, 1.21% Floor), 04/15/2038, Series 2025-8A, Class A1 (1)(2)		1,790	1,787
Sixth Street CLO VIII Ltd.
5.42% (3 Month Term SOFR + 1.15%, 1.15% Floor), 10/20/2034, Series 2017-8A, Class A1R2 (1)(2)		14,300	14,318
Sixth Street CLO XIV Ltd.
5.47% (3 Month Term SOFR + 1.15%, 1.15% Floor), 01/20/2038, Series 2019-14A, Class A1R2 (1)(2)		920	921
Sixth Street CLO XVII Ltd.
5.43% (3 Month Term SOFR + 1.15%, 1.15% Floor), 04/17/2038, Series 2021-17A, Class A1R (1)(2)		1,920	1,920
Slam 2021-1 Ltd.
2.43%, 06/15/2046, Series 2021-1A, Class A (1)		7,448	6,977
SLAM 2025-1 Ltd.
5.81%, 05/15/2050, Series 2025-1A, Class A (1)		2,865	2,913
Slam Ltd.
5.34%, 09/15/2049, Series 2024-1A, Class A (1)		8,920	8,897
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033, Series B, Class A3 (4)		760	752
SLM Private Credit Student Loan Trust 2005-B
4.91% (3 Month Term SOFR + 0.59%), 06/15/2039, Series 2005-B, Class A4 (2)		2,678	2,610
SLM Student Loan Trust 2003-7
5.80% (90-day Average SOFR + 1.46%, 1.20% Floor), 12/15/2033, Series 2003-7A, Class A5A (1)(2)		3,759	3,685
SLM Student Loan Trust 2005-4
4.79% (90-day Average SOFR + 0.43%), 07/25/2040, Series 2005-4, Class A4 (2)		7,206	7,030
SLM Student Loan Trust 2006-10
4.84% (90-day Average SOFR + 0.48%), 03/25/2044, Series 2006-10, Class B (2)		908	851
SLM Student Loan Trust 2007-7
4.95% (90-day Average SOFR + 0.59%), 04/25/2026, Series 2007-7, Class A4 (2)		740	726
SLM Student Loan Trust 2008-5
6.32% (90-day Average SOFR + 1.96%, 1.70% Floor), 10/25/2025, Series 2008-5, Class A4 (2)		990	993
6.47% (90-day Average SOFR + 2.11%, 1.85% Floor), 07/25/2073, Series 2008-5, Class B (2)		7,350	7,454
SLM Student Loan Trust 2008-6
5.72% (90-day Average SOFR + 1.36%), 10/25/2025, Series 2008-6, Class A4 (2)		3,202	3,165
SLM Student Loan Trust 2008-7
5.52% (90-day Average SOFR + 1.16%), 10/25/2025, Series 2008-7, Class A4 (2)		3,496	3,434
SLM Student Loan Trust 2012-1
5.37% (30-day Average SOFR + 1.06%, 0.95% Floor), 09/25/2028, Series 2012-1, Class A3 (2)		5,532	5,433
SLM Student Loan Trust 2012-2
5.12% (30-day Average SOFR + 0.81%), 01/25/2029, Series 2012-2, Class A (2)		6,996	6,837
SLM Student Loan Trust 2012-7
5.07% (30-day Average SOFR + 0.76%, 0.65% Floor), 05/26/2026, Series 2012-7, Class A3 (2)		2,324	2,254
6.22% (30-day Average SOFR + 1.91%, 1.80% Floor), 09/25/2043, Series 2012-7, Class B (2)		2,220	2,177
SLM Student Loan Trust 2014-1
5.02% (30-day Average SOFR + 0.71%), 02/26/2029, Series 2014-1, Class A3 (2)		1,375	1,332
Small Business Origination Loan Trust 2025-1 DAC
(Sterling Overnight Index Average + 2.60%), 12/15/2036, Series 1, Class B (2)(6)(19)	GBP	94	129
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043, Series 2015-C, Class B (1)		$270	268
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034, Series 2017-A, Class A2A (1)		33	33
SMB Private Education Loan Trust 2017-B
2.82%, 10/15/2035, Series 2017-B, Class A2A (1)		247	245
SMB Private Education Loan Trust 2018-A
3.50%, 02/15/2036, Series 2018-A, Class A2A (1)		2,015	1,991
3.96%, 07/15/2042, Series 2018-A, Class B (1)		125	122

The accompanying notes are an integral part of these financial statements.

148

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
SMB Private Education Loan Trust 2018-B
3.60%, 01/15/2037, Series 2018-B, Class A2A (1)	$919	$906
4.00%, 07/15/2042, Series 2018-B, Class B (1)	910	886
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035, Series 2018-C, Class A2A (1)	2,324	2,294
4.00%, 11/17/2042, Series 2018-C, Class B (1)	770	747
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036, Series 2019-A, Class A2A (1)	1,720	1,693
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037, Series 2019-B, Class A2A (1)	1,936	1,889
SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037, Series 2020-A, Class A2A (1)	4,196	4,042
SMB Private Education Loan Trust 2020-PTB
1.60%, 09/15/2054, Series 2020-PTB, Class A2A (1)	2,808	2,644
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053, Series 2021-A, Class APT1 (1)	4,641	4,178
2.31%, 01/15/2053, Series 2021-A, Class B(1)	4,366	4,236
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053, Series 2021-D, Class A1A (1)	794	741
SMB Private Education Loan Trust 2022-B
3.94%, 02/16/2055, Series 2022-B, Class A1A (1)	20,088	19,544
5.75% (30-day Average SOFR + 1.45%), 02/16/2055, Series 2022-B, Class A1B (1)(2)	18,116	18,241
SMB Private Education Loan Trust 2023-C
6.36%, 11/15/2052, Series 2023-C, Class B (1)	3,570	3,779
SMB Private Education Loan Trust 2023-D
5.95% (30-day Average SOFR + 1.65%, 1.65% Floor), 09/15/2053, Series 2023-D, Class A1B (1)(2)	13,408	13,595
6.15%, 09/15/2053, Series 2023-D, Class A1A (1)	8,249	8,657
6.93%, 09/15/2053, Series 2023-D, Class B (1)	5,009	5,325
7.54%, 09/15/2053, Series 2023-D, Class C (1)	1,034	1,092
8.87%, 09/15/2053, Series 2023-D, Class D (1)	2,110	2,264
SMB Private Education Loan Trust 2024-A
5.24%, 03/15/2056, Series 2024-A, Class A1A (1)	4,055	4,123
5.75% (30-day Average SOFR + 1.45%, 1.45% Floor), 03/15/2056, Series 2024-A, Class A1B (1)(2)	6,816	6,881
5.88%, 03/15/2056, Series 2024-A, Class B (1)	1,345	1,380
SMB Private Education Loan Trust 2024-C
5.40% (30-day Average SOFR + 1.10%, 1.10% Floor), 06/17/2052, Series 2024-C, Class A1B (1)(2)	1,275	1,266
5.50%, 06/17/2052, Series 2024-C, Class A1A (1)	4,221	4,321
6.06%, 06/17/2052, Series 2024-C, Class B (1)	1,465	1,510
SMB Private Education Loan Trust 2024-D
5.38%, 07/15/2053, Series 2024-D, Class A1A (1)	24,880	25,368
SMB Private Education Loan Trust 2024-E
5.09%, 10/16/2056, Series 2024-E, Class A1A (1)	1,961	1,980
SMB Private Education Loan Trust 2024-F
5.06%, 03/16/2054, Series 2024-F, Class A1A (1)	9,035	9,129
SoFi Consumer Loan Program 2025-1 Trust
4.80%, 02/27/2034, Series 2025-1, Class A (1)	8,003	8,018
5.12%, 02/27/2034, Series 2025-1, Class B (1)	674	681
SoFi Consumer Loan Program 2025-A Trust
0.00%, 03/27/2034, Series 2025-A, Class R (1)(5)	4,019	4,861
4.91%, 03/27/2034, Series 2025-A, Class A (1)(5)	34,184	34,185
5.25%, 03/27/2034, Series 2025-A, Class B (1)(5)	3,796	3,796
5.77%, 03/27/2034, Series 2025-A, Class C (1)(5)	2,944	2,944
6.26%, 03/27/2034, Series 2025-A, Class D (1)(5)	2,177	2,177
SoFi Personal Loan Trust
0.00%, 11/12/2030 (4)	61	2,829
SoFi Personal Loan Trust 2023-1
6.00%, 11/12/2030, Series 2023-1A, Class A (1)	1,432	1,450

The accompanying notes are an integral part of these financial statements.

149

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
SoFi Personal Loan Trust 2024-1
6.06%, 02/12/2031, Series 2024-1A, Class A (1)	$1,883	$1,892
SoFi Professional Loan Program 2017-D LLC
2.65%, 09/25/2040, Series 2017-D, Class A2FX (1)	211	209
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041, Series 2017-F, Class BFX (1)	1,405	1,356
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048, Series 2018-C, Class BFX (1)	1,875	1,811
Sound Point CLO XX Ltd.
5.64% (3 Month Term SOFR + 1.36%), 07/26/2031, Series 2018-2A, Class A (1)(2)	178	178
Soundview Home Loan Trust 2006-OPT5
4.91% (1 Month Term SOFR + 0.59%, 0.48% Floor), 07/25/2036, Series 2006-OPT5, Class 2A4 (2)	19,954	18,272
Soundview Home Loan Trust 2007-NS1
4.96% (1 Month Term SOFR + 0.64%, 0.53% Floor), 01/25/2037, Series 2007-NS1, Class M1 (2)	269	257
Southwick Park CLO LLC
5.59% (3 Month Term SOFR + 1.32%, 1.32% Floor), 07/20/2032, Series 2019-4A, Class A1R (1)(2)	11,141	11,147
Specialty Underwriting & Residential Finance Trust Series 2006-BC2
3.94%, 02/25/2037, Series 2006-BC2, Class A2C (3)	9,863	3,180
Specialty Underwriting & Residential Finance Trust Series 2006-BC5
4.71% (1 Month Term SOFR + 0.39%, 0.28% Floor), 11/25/2037, Series 2006-BC5, Class A1 (2)	8,904	7,048
Stack Infrastructure Issuer LLC
5.00%, 05/25/2050, Series 2025-1A, Class A2 (1)	1,700	1,682
Stream Innovations 2024-1 Issuer Trust
6.27%, 07/15/2044, Series 2024-1A, Class A (1)	667	693
Stream Innovations 2024-2 Issuer Trust
5.21%, 02/15/2045, Series 2024-2A, Class A (1)	3,585	3,625
Stream Innovations 2025-1 Issuer Trust
5.05%, 09/15/2045, Series 2025-1A, Class A (1)	4,851	4,886
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1
4.34%, 02/25/2035, Series 2005-1, Class 1A1 (4)	2,733	2,606
Structured Asset Investment Loan Trust 2004-8
5.33% (1 Month Term SOFR + 1.01%, 0.90% Floor), 09/25/2034, Series 2004-8, Class M1 (2)	487	466
Structured Asset Investment Loan Trust 2004-9
5.53% (1 Month Term SOFR + 1.21%, 1.10% Floor), 10/25/2034, Series 2004-9, Class M2 (2)	2,781	2,799
Structured Asset Investment Loan Trust 2005-HE2
5.18% (1 Month Term SOFR + 0.86%, 0.75% Floor), 07/25/2035, Series 2005-HE2, Class M2 (2)	3,304	3,152
Structured Asset Mortgage Investments II Trust 2007-AR3
4.81% (1 Month Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap), 09/25/2047, Series 2007-AR3, Class 2A1 (2)	9,677	8,990
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
6.43% (1 Month Term SOFR + 2.11%, 2.00% Floor), 08/25/2037, Series 2007-WF2, Class A1 (2)	22	22
Subway Funding LLC
5.25%, 07/30/2054, Series 2024-3A, Class A2I (1)	4,975	4,947
6.03%, 07/30/2054, Series 2024-1A, Class A2I (1)	19,104	19,427
6.27%, 07/30/2054, Series 2024-1A, Class A2II (1)	1,999	2,048
SUNNOVA HELIOS II ISSUER LLC 2019-A
3.75%, 06/20/2046, Series 2019-AA, Class A (1)	1,283	1,174
Sunnova Helios XIII Issuer LLC
5.30%, 02/20/2051, Series 2024-A, Class A (1)	1,076	996
Sunnova Sol III Issuer LLC
2.58%, 04/28/2056, Series 2021-1, Class A (1)	1,038	854
Sunrun Atlas Issuer 2019-2 LLC
3.61%, 02/01/2055, Series 2019-2, Class A (1)	9,269	8,775
Sunrun Demeter Issuer 2021-2 LLC
2.27%, 01/30/2057, Series 2021-2A, Class A (1)	1,161	1,027
Switch ABS Issuer LLC
5.04%, 03/25/2055, Series 2025-1A, Class A2 (1)	13,460	13,277
Symphony CLO 44 Ltd.
6.04% (3 Month Term SOFR + 1.80%, 1.80% Floor), 07/14/2037, Series 2024-44A, Class B (1)(2)	3,500	3,511

The accompanying notes are an integral part of these financial statements.

150

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Symphony CLO XVI Ltd.
5.46% (3 Month Term SOFR + 1.20%, 1.20% Floor), 10/15/2031, Series 2015-16A, Class ARR (1)(2)		$225	$225
Symphony CLO XVIII Ltd.
5.38% (3 Month Term SOFR + 1.10%, 1.10% Floor), 07/23/2033, Series 2016-18A, Class A1R3 (1)(2)		29,847	29,839
Symphony CLO XX Ltd.
5.81% (3 Month Term SOFR + 1.55%, 1.55% Floor), 01/16/2032, Series 2018-20A, Class BR2 (1)(2)		11,220	11,230
Symphony CLO XXII Ltd.
5.45% (3 Month Term SOFR + 1.18%, 1.18% Floor), 04/18/2033, Series 2020-22A, Class A1AR (1)(2)		7,800	7,799
Symphony CLO XXIV Ltd.
5.48% (3 Month Term SOFR + 1.20%, 1.20% Floor), 01/23/2032, Series 2020-24A, Class AR (1)(2)		718	719
Symphony CLO XXVI Ltd.
5.61% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/20/2033, Series 2021-26A, Class AR (1)(2)		3,838	3,843
TAGUS—Sociedade de Titularizacao de Creditos SA/Silk Finance No 6
3.75% (3 Month €STR + 1.70%), 12/25/2039, Series 6, Class C (2)(19)	EUR	200	236
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
4.37% (1 Month €STR + 1.80%), 10/27/2042, Series 2, Class B (2)(19)		100	118
5.17% (1 Month €STR + 2.60%), 10/27/2042, Series 2, Class C (2)(19)		100	118
6.57% (1 Month €STR + 4.00%), 10/27/2042, Series 2, Class D (2)(19)		100	119
Terwin Mortgage Trust Series TMTS 2005-10HE
5.45% (1 Month Term SOFR + 1.13%, 1.02% Floor), 06/25/2036, Series 2005-10HE, Class M5 (2)		$1,322	1,180
Tesla Auto Lease Trust 2024-B
4.79%, 01/20/2027, Series 2024-B, Class A2A (1)		5,300	5,302
Thayer Park CLO Ltd.
5.57% (3 Month Term SOFR + 1.30%, 1.04% Floor), 04/20/2034, Series 2017-1A, Class A1R (1)(2)		250	250
Theorem Funding Trust 2023-1
7.58%, 04/15/2029, Series 2023-1A, Class A (1)		937	941
Thrust Engine Leasing 2021 DAC
4.16%, 07/15/2040, Series 2021-1A, Class A (1)		4,384	4,272
TIF Funding III LLC
5.48%, 04/20/2049, Series 2024-1A, Class A (1)		3,131	3,176
TMCL VII Holdings Ltd.
6.43%, 07/23/2050, Series 2025-1H, Class A (1)		13,395	13,395
T-Mobile U.S. Trust 2024-2
4.25%, 05/21/2029, Series 2024-2A, Class A (1)		6,900	6,908
Towd Point Mortgage Trust 2024-CES4
5.12%, 09/25/2064, Series 2024-CES4, Class A1 (1)(3)		24,121	24,014
Tower Bridge Funding 2024-3 Plc
5.64% (Sterling Overnight Index Average + 1.40%), 12/20/2066, Series 3X, Class C (2)(19)	GBP	100	137
6.14% (Sterling Overnight Index Average + 1.90%), 12/20/2066, Series 3X, Class D (2)(19)		122	168
Toyota Auto Receivables 2024-D Owner Trust
4.40%, 06/15/2029, Series 2024-D, Class A3		$13,000	13,055
4.55%, 08/16/2027, Series 2024-D, Class A2A		8,040	8,041
Trafigura Securitisation Finance Plc
5.74% (SOFR + 1.40%, 1.40% Floor), 11/15/2027, Series 2024-1A, Class A1 (1)(2)		17,950	17,887
TRESTLES CLO 2017-1 Ltd.
5.74% (3 Month Term SOFR + 1.46%, 1.46% Floor), 07/25/2037, Series 2017-1A, Class A1RR (1)(2)		650	652
7.43% (3 Month Term SOFR + 3.15%, 3.15% Floor), 07/25/2037, Series 2017-1A, Class D1RR (1)(2)		500	497
Trestles CLO IV Ltd.
5.70% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/21/2034, Series 2021-4A, Class A (1)(2)		950	952
Trestles CLO VI Ltd.
5.45% (3 Month Term SOFR + 1.18%, 1.18% Floor), 04/25/2038, Series 2023-6A, Class A1R (1)(2)		1,480	1,476
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038, Series 2019-SFR1, Class D (1)		1,270	1,249
Tricon American Homes 2020-SFR1
2.05%, 07/17/2038, Series 2020-SFR1, Class B (1)		1,180	1,143
2.55%, 07/17/2038, Series 2020-SFR1, Class D (1)		1,220	1,186
Tricon American Homes 2020-SFR2 Trust
2.73%, 11/17/2039, Series 2020-SFR2, Class E1 (1)		1,855	1,754

The accompanying notes are an integral part of these financial statements.

151

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Tricon Residential 2021-SFR1 Trust
2.79%, 07/17/2038, Series 2021-SFR1, Class E1 (1)		$1,760	$1,708
2.89%, 07/17/2038, Series 2021-SFR1, Class E2 (1)		4,695	4,556
Tricon Residential 2024-SFR2 Trust
4.75%, 06/17/2040, Series 2024-SFR2, Class A (1)		4,990	5,003
6.00%, 06/17/2040, Series 2024-SFR2, Class D (1)		12,000	12,075
Trimaran Cavu 2021-2 Ltd.
6.29% (3 Month Term SOFR + 2.01%, 1.75% Floor), 10/25/2034, Series 2021-2A, Class B1 (1)(2)		2,500	2,507
Trimaran CAVU 2024-1 Ltd.
5.64% (3 Month Term SOFR + 1.38%, 1.38% Floor), 01/25/2038, Series 2024-1A, Class A (1)(2)		1,900	1,907
6.01% (3 Month Term SOFR + 1.75%, 1.75% Floor), 01/25/2038, Series 2024-1A, Class B (1)(2)		280	281
Trinitas CLO VII Ltd.
5.34% (3 Month Term SOFR + 1.06%, 1.06% Floor), 01/25/2035, Series 2017-7A, Class A1R2 (1)(2)		7,290	7,270
Trinitas CLO XVIII Ltd.
5.70% (3 Month Term SOFR + 1.43%, 1.17% Floor), 01/20/2035, Series 2021-18A, Class A1 (1)(2)		250	250
Trinitas CLO XXIX Ltd.
7.68% (3 Month Term SOFR + 3.40%, 3.40% Floor), 07/23/2037, Series 2024-29A, Class D1 (1)(2)		2,000	2,011
Trinitas CLO XXVIII LTD
5.83% (3 Month Term SOFR + 1.55%, 1.55% Floor), 04/25/2037, Series 2024-28A, Class A1 (1)(2)		320	321
Uniti Fiber Abs Issuer LLC
5.88%, 04/20/2055, Series 2025-1A, Class A2 (1)		1,600	1,636
Upstart Securitization Trust 2022-3
5.50%, 06/20/2032, Series 2022-3, Class A (1)		473	473
Upstart Structured Pass-Through Trust Series 2022-2A
4.25%, 06/17/2030, Series 2022-2A, Class A (1)		721	716
USB Auto Owner Trust 2025-1
5.40%, 12/15/2032, Series 2025-1A, Class D (1)		700	707
Vantage Data Centers Germany Borrower Lux Sarl
4.29%, 06/28/2050, Series 1X, Class A2 (19)	EUR	1,758	2,079
Vantage Data Centers Issuer LLC
5.10%, 09/15/2054, Series 2024-1A, Class A2 (1)		$9,375	9,310
Vantage Data Centers Jersey Borrower Spv Ltd
6.17%, 05/28/2039, Series 1X, Class A2 (19)	GBP	892	1,255
Vantage Data Centers LLC
1.99%, 09/15/2045, Series 2020-2A, Class A2 (1)		$3,040	2,854
VCAT 2025-NPL1 LLC
5.88%, 01/25/2055, Series 2025-NPL1, Class A1 (1)(3)		5,146	5,156
VCAT 2025-NPL3 LLC
5.89%, 02/25/2055, Series 2025-NPL3, Class A1 (1)(3)		13,408	13,416
Verdelite Static CLO 2024-1 Ltd.
5.92% (3 Month Term SOFR + 1.65%, 1.65% Floor), 07/20/2032, Series 2024-1A, Class B (1)(2)		250	251
Verizon Master Trust
4.17%, 08/20/2030, Series 2024-6, Class A1A		48,100	48,164
Vista Point Securitization Trust 2024-CES1
6.68%, 05/25/2054, Series 2024-CES1, Class A1 (1)(3)		6,275	6,354
Vista Point Securitization Trust Series 2024-CES2
5.66%, 10/25/2054, Series 2024-CES2, Class A2 (1)(3)		2,000	1,999
Volofin Finance Designated Activity Co.
5.94%, 06/15/2037, Series 2024-1A, Class A (1)		7,029	7,098
VOLT XCIV LLC
6.24%, 02/27/2051, Series 2021-NPL3, Class A1 (1)(3)		522	522
VOLT XCIX LLC
6.12%, 04/25/2051, Series 2021-NPL8, Class A1 (1)(3)		1,150	1,149
VOLT XCVI LLC
6.12%, 03/27/2051, Series 2021-NPL5, Class A1 (1)(3)		154	154
VOLT XCVII LLC
6.24%, 04/25/2051, Series 2021-NPL6, Class A1 (1)(3)		1,752	1,750

The accompanying notes are an integral part of these financial statements.

152

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Volvo Financial Equipment LLC Series 2024-1
4.56%, 05/17/2027, Series 2024-1A, Class A2 (1)	$15,716	$15,719
Voya CLO 2013-2 Ltd.
5.51% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/25/2031, Series 2013-2A, Class A1R (1)(2)	468	468
Voya CLO 2014-1 Ltd.
5.52% (3 Month Term SOFR + 1.25%), 04/18/2031, Series 2014-1A, Class AAR2 (1)(2)	543	543
Voya CLO 2015-3 Ltd.
5.97% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/20/2031, Series 2015-3A, Class A3R3 (1)(2)	1,500	1,501
Voya CLO 2016-1 Ltd.
5.60% (3 Month Term SOFR + 1.33%, 1.07% Floor), 01/20/2031, Series 2016-1A, Class A1R (1)(2)	246	246
Voya CLO 2018-1 Ltd.
5.48% (3 Month Term SOFR + 1.21%), 04/19/2031, Series 2018-1A, Class A1 (1)(2)	163	163
Voya CLO 2018-3 Ltd.
5.46% (3 Month Term SOFR + 1.20%, 1.20% Floor), 10/15/2031, Series 2018-3A, Class A1R2 (1)(2)	1,364	1,364
Voya CLO 2019-2 Ltd.
5.47% (3 Month Term SOFR + 1.20%, 1.20% Floor), 07/20/2032, Series 2019-2A, Class AR (1)(2)	3,388	3,391
Voya CLO 2020-1 Ltd.
5.67% (3 Month Term SOFR + 1.41%, 1.15% Floor), 07/16/2034, Series 2020-1A, Class AR (1)(2)	15,750	15,796
6.22% (3 Month Term SOFR + 1.96%, 1.70% Floor), 07/16/2034, Series 2020-1A, Class BR (1)(2)	9,000	9,021
VStrong Auto Receivables Trust 2024-A
5.77%, 07/15/2030, Series 2024-A, Class B (1)	1,500	1,522
5.79%, 08/16/2027, Series 2024-A, Class A2 (1)	253	254
7.29%, 07/15/2030, Series 2024-A, Class D (1)	300	313
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
4.26%, 02/25/2037, Series 2007-HY1, Class 4A1 (4)	5,132	4,615
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
5.65% (12 Month U.S. Treasury Average + 1.25%, 1.25% Floor), 04/25/2047, Series 2007-OA3, Class 5A (2)	245	212
WAVE 2017-1 Trust
3.84%, 11/15/2042, Series 2017-1A, Class A (1)	2,618	2,540
WAVE 2019-1 LLC
3.60%, 09/15/2044, Series 2019-1, Class A (1)	390	374
Wellfleet CLO 2021-3 Ltd.
6.32% (3 Month Term SOFR + 2.06%, 1.80% Floor), 01/15/2035, Series 2021-3A, Class B (1)(2)	6,165	6,185
Wellington Management CLO 1 Ltd.
6.07% (3 Month Term SOFR + 1.80%, 1.80% Floor), 10/20/2036, Series 2023-1A, Class A (1)(2)	250	250
Wellington Management CLO 4 Ltd.
5.43% (3 Month Term SOFR + 1.15%, 1.15% Floor), 04/18/2038, Series 2025-4A, Class A (1)(2)	690	688
Westlake Automobile Receivables Trust 2023-1
6.79%, 11/15/2028, Series 2023-1A, Class D (1)	2,480	2,535
Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D (1)	5,285	5,402
Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029, Series 2023-3A, Class D (1)	5,675	5,816
Westlake Automobile Receivables Trust 2023-4
7.19%, 07/16/2029, Series 2023-4A, Class D (1)	9,020	9,391
Westlake Automobile Receivables Trust 2024-2
5.91%, 04/15/2030, Series 2024-2A, Class D (1)	2,400	2,445
Westlake Automobile Receivables Trust 2024-3
4.71%, 04/17/2028, Series 2024-3A, Class A3 (1)	6,600	6,624
4.82%, 09/15/2027, Series 2024-3A, Class A2A (1)	14,830	14,835
5.21%, 04/15/2030, Series 2024-3A, Class D (1)	6,605	6,648
Westlake Automobile Receivables Trust 2025-1
5.54%, 11/15/2030, Series 2025-1A, Class D (1)	3,500	3,554
Wheels Fleet Lease Funding 1 LLC
4.80%, 09/19/2039, Series 2024-3A, Class A1 (1)	3,110	3,125
Whitebox CLO I Ltd.
5.60% (3 Month Term SOFR + 1.32%, 1.32% Floor), 07/24/2036, Series 2019-1A, Class A1RR (1)(2)	150	150
6.28% (3 Month Term SOFR + 2.00%, 2.00% Floor), 07/24/2036, Series 2019-1A, Class CRR (1)(2)	500	499

The accompanying notes are an integral part of these financial statements.

153

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 12.92% – (continued)
Whitebox CLO II Ltd.
5.66% (3 Month Term SOFR + 1.38%, 1.38% Floor), 10/24/2037, Series 2020-2A, Class A1R2 (1)(2)	$1,107	$1,109
Whitebox CLO III Ltd.
5.53% (3 Month Term SOFR + 1.27%, 1.27% Floor), 10/15/2035, Series 2021-3A, Class A1R (1)(2)	330	331
Wildwood Park CLO Ltd.
5.63% (3 Month Term SOFR + 1.36%, 1.36% Floor), 10/20/2037, Series 2024-1A, Class A (1)(2)	1,250	1,249
Willis Engine Structured Trust IV
4.75%, 09/15/2043, Series 2018-A, Class A (1)(3)	339	336
5.44%, 09/15/2043, Series 2018-A, Class B (1)(3)	504	495
Willis Engine Structured Trust VI
3.10%, 05/15/2046, Series 2021-A, Class A (1)	2,070	1,924
Willis Engine Structured Trust VII
8.00%, 10/15/2048, Series 2023-A, Class A (1)	10,367	10,677
Wingstop Funding LLC
5.86%, 12/05/2054, Series 2024-1A, Class A2 (1)	4,935	5,027
Wireless PropCo Funding LLC
8.51%, 06/25/2055, Series 2025-1A, Class C (1)	1,948	1,960
World Financial Network Credit Card Master Trust
5.47%, 02/15/2031, Series 2024-A, Class A	10,900	11,135
World Omni Auto Receivables Trust 2022-D
5.61%, 02/15/2028, Series 2022-D, Class A3	661	664
Ziply Fiber Issuer LLC
6.64%, 04/20/2054, Series 2024-1A, Class A2 (1)	23,100	23,721
7.81%, 04/20/2054, Series 2024-1A, Class B (1)	5,000	5,227

Total Asset-Backed Obligations (Cost: $5,335,489)		5,276,707

Corporate Bonds – 25.14%
Basic Materials – 0.56%
ArcelorMittal SA
6.75%, 03/01/2041	12,270	12,928
Corp. Nacional del Cobre de Chile
5.13%, 02/02/2033	3,000	2,915
First Quantum Minerals Ltd.
9.38%, 03/01/2029 (1)	10,805	11,468
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	6,345	6,213
Glencore Funding LLC
2.50%, 09/01/2030 (1)	7,163	6,454
2.63%, 09/23/2031 (1)	4,910	4,310
2.85%, 04/27/2031 (1)	11,709	10,557
4.88%, 03/12/2029 (1)	8,160	8,236
5.37%, 04/04/2029 (1)	401	411
5.40%, 05/08/2028 (1)	1,837	1,877
5.63%, 04/04/2034 (1)	3,155	3,216
5.67%, 04/01/2035 (1)	6,840	6,978
5.70%, 05/08/2033 (1)	17,355	17,943
6.13%, 10/06/2028 (1)	16,775	17,552
6.38%, 10/06/2030 (1)	22,994	24,677
6.50%, 10/06/2033 (1)	49,030	53,168
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (1)	12,544	11,817
2.30%, 11/01/2030 (1)	9,230	8,157
OCP SA
4.50%, 10/22/2025 (19)	259	258
6.75%, 05/02/2034 (1)	441	457

The accompanying notes are an integral part of these financial statements.

154

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Basic Materials – 0.56% – (continued)
Steel Dynamics, Inc.
5.25%, 05/15/2035		$7,260	$7,268
5.38%, 08/15/2034		10,885	11,053
Volcan Compania Minera SAA
8.75%, 01/24/2030 (1)		71	71
Westlake Corp.
1.63%, 07/17/2029	EUR	2,025	2,240

Total Basic Materials			230,224

Communications – 1.92%
Altice Financing SA
5.00%, 01/15/2028 (1)		$520	391
5.75%, 08/15/2029 (1)		1,016	742
9.63%, 07/15/2027 (1)		1,300	1,118
Altice France SA
3.38%, 01/15/2028	EUR	100	99
5.13%, 07/15/2029 (1)		$400	331
5.50%, 01/15/2028 (1)		1,500	1,262
5.50%, 10/15/2029 (1)		700	580
8.13%, 02/01/2027 (1)		4,500	4,050
AT&T, Inc.
3.50%, 09/15/2053		5,289	3,580
3.65%, 09/15/2059		8,257	5,540
3.80%, 12/01/2057		11,724	8,203
3.85%, 06/01/2060		3,191	2,231
5.15%, 02/15/2050		1,102	991
5.38%, 08/15/2035		21,855	22,254
5.45%, 03/01/2047		1,326	1,261
6.05%, 08/15/2056		1,933	1,973
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 01/15/2034 (1)		2,844	2,532
4.50%, 05/01/2032		3,555	3,311
Charter Communications Operating LLC
2.30%, 02/01/2032		8,270	6,978
2.80%, 04/01/2031		11,895	10,607
3.85%, 04/01/2061		11,679	7,482
3.95%, 06/30/2062		30,296	19,520
4.40%, 12/01/2061		4,511	3,163
4.80%, 03/01/2050		15,539	12,432
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 03/01/2042		293	209
3.70%, 04/01/2051		7,543	5,024
3.90%, 06/01/2052		9,618	6,601
5.25%, 04/01/2053		5,737	4,874
5.38%, 04/01/2038		980	924
5.75%, 04/01/2048		7,935	7,216
6.38%, 10/23/2035		10,357	10,878
6.55%, 06/01/2034		14,070	15,012
6.65%, 02/01/2034		5,910	6,329
6.83%, 10/23/2055		1,142	1,169
Cogent Communications Group LLC
7.00%, 06/15/2027 (1)		872	876
Comcast Corp.
2.65%, 08/15/2062		774	405
2.99%, 11/01/2063		4,616	2,596
4.60%, 08/15/2045		885	763
Consolidated Communications, Inc.
6.50%, 10/01/2028 (1)		2,318	2,359

The accompanying notes are an integral part of these financial statements.

155

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Communications – 1.92% – (continued)
CSC Holdings LLC
3.38%, 02/15/2031 (1)		$10,305	$7,140
4.13%, 12/01/2030 (1)		2,415	1,704
4.50%, 11/15/2031 (1)		6,505	4,577
4.63%, 12/01/2030 (1)		26,845	12,484
5.00%, 11/15/2031 (1)		940	437
5.38%, 02/01/2028 (1)		2,440	2,234
5.75%, 01/15/2030 (1)		5,536	2,738
6.50%, 02/01/2029 (1)		9,021	7,335
11.75%, 01/31/2029 (1)		11,036	10,497
Digicel Group Holdings Ltd.
0.00%, 12/31/2030 (1)(5)		190	11
Digicel Intermediate Holdings Ltd. / Digicel International Finance Ltd. / Difl U.S.
12.00%, 05/25/2027 (7)		192	193
Directv Financing LLC
8.88%, 02/01/2030 (1)		1,585	1,554
DISH DBS Corp.
5.25%, 12/01/2026 (1)		16,695	15,151
5.75%, 12/01/2028 (1)		17,535	15,179
DISH Network Corp.
11.75%, 11/15/2027 (1)		1,100	1,134
EchoStar Corp.
10.75%, 11/30/2029		41,342	42,584
Expedia Group, Inc.
2.95%, 03/15/2031		30,140	27,471
3.25%, 02/15/2030		16,347	15,421
5.40%, 02/15/2035		32,605	32,831
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (1)		5,264	5,262
5.88%, 11/01/2029		3,443	3,477
8.63%, 03/15/2031 (1)		1,982	2,106
Getty Images, Inc.
11.25%, 02/21/2030 (1)		1,802	1,788
Global Switch Finance BV
1.38%, 10/07/2030	EUR	5,130	5,659
Intelsat Jackson Holdings SA
6.50%, 03/15/2030 (1)		$33,276	33,932
Meta Platforms, Inc.
4.65%, 08/15/2062		10,394	8,762
5.55%, 08/15/2064		2,268	2,216
Motorola Solutions, Inc.
2.30%, 11/15/2030		7,753	6,882
5.40%, 04/15/2034		21,570	21,998
5.55%, 08/15/2035		30,330	30,924
Netflix, Inc.
4.63%, 05/15/2029	EUR	2,300	2,893
Paramount Global
2.90%, 01/15/2027		$9,830	9,568
3.38%, 02/15/2028		1,021	988
3.70%, 10/04/2026		1,518	1,483
4.38%, 03/15/2043		1,315	968
4.60%, 01/15/2045		1,030	762
5.25%, 04/01/2044		1,410	1,122
5.85%, 09/01/2043		823	716
6.38% (5 Year CMT Index + 4.00%), 03/30/2062 (2)		585	575
Prosus NV
1.99%, 07/13/2033	EUR	4,100	4,184

The accompanying notes are an integral part of these financial statements.

156

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Communications – 1.92% – (continued)
Rakuten Group, Inc.
9.75%, 04/15/2029 (19)	$5,200	$5,696
Sirius XM Radio LLC
4.00%, 07/15/2028 (1)	1,095	1,052
5.00%, 08/01/2027 (1)	776	769
Snap, Inc.
6.88%, 03/01/2033 (1)	2,923	2,999
SoftBank Group Corp.
7.00%, 07/08/2031 (19)	4,000	4,097
Sprint Capital Corp.
6.88%, 11/15/2028	1,262	1,355
8.75%, 03/15/2032	27,750	33,664
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
5.15%, 03/20/2028 (1)	15,214	15,318
Time Warner Cable LLC
5.50%, 09/01/2041	3,624	3,295
5.88%, 11/15/2040	12,025	11,545
6.55%, 05/01/2037	2,135	2,205
T-Mobile USA, Inc.
2.25%, 02/15/2026	14,809	14,579
2.25%, 11/15/2031	2,149	1,863
2.40%, 03/15/2029	3,099	2,886
2.55%, 02/15/2031	1,908	1,708
2.63%, 02/15/2029	980	919
2.70%, 03/15/2032	2,720	2,397
3.50%, 04/15/2031	16,971	15,934
3.60%, 11/15/2060	1,187	791
3.88%, 04/15/2030	40,687	39,517
4.70%, 01/15/2035	19,845	19,227
5.13%, 05/15/2032	4,917	5,014
5.20%, 01/15/2033	3,977	4,051
5.75%, 01/15/2034	10,390	10,881
5.80%, 09/15/2062	7,014	6,871
Uber Technologies, Inc.
4.80%, 09/15/2034	22,450	22,051
Verizon Communications, Inc.
4.40%, 11/01/2034	4,322	4,102
5.40%, 07/02/2037 (1)	5,528	5,561
7.75%, 12/01/2030	1,334	1,536
VF Ukraine PAT via VFU Funding Plc
9.63%, 02/11/2027 (19)	150	143
9.63%, 02/11/2027 (1)	506	482
Vmed O2 UK Financing I Plc
4.75%, 07/15/2031 (1)	612	566
7.75%, 04/15/2032 (1)	1,315	1,366
VZ Secured Financing BV
5.00%, 01/15/2032 (1)	6,500	5,782
WOM Mobile SA
11.00%, 04/01/2031 (1)(7)	215	212
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (1)	1,361	1,276

Total Communications		784,516

Consumer, Cyclical – 2.19%
1011778 BC ULC / New Red Finance, Inc.
3.50%, 02/15/2029 (1)	5,610	5,342
3.88%, 01/15/2028 (1)	1,430	1,393
4.00%, 10/15/2030 (1)	1,770	1,649

The accompanying notes are an integral part of these financial statements.

157

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Cyclical – 2.19% – (continued)
Air Canada 2017-1 Class B Pass-Through Trust
3.70%, 01/15/2026 (1)		$5,380	$5,315
Alaska Airlines 2020-1 Class A Pass-Through Trust
4.80%, 08/15/2027 (1)		1,000	1,001
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027		450	438
American Airlines 2016-3 Class B Pass-Through Trust
3.75%, 10/15/2025		1,195	1,187
American Airlines 2017-2 Class A Pass-Through Trust
3.60%, 10/15/2029		146	135
American Airlines 2017-2 Class B
3.70%, 10/15/2025		551	548
American Airlines 2019-1 Class B Pass-Through Trust
3.85%, 02/15/2028		6,096	5,879
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 07/11/2034		9,352	8,233
AutoZone, Inc.
4.00%, 04/15/2030		8,465	8,288
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.
9.50%, 07/01/2032 (1)		1,865	1,908
BorgWarner, Inc.
5.40%, 08/15/2034		5,930	5,997
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031 (1)		1,241	1,200
British Airways 2019-1 Class A Pass-Through Trust
3.35%, 06/15/2029 (1)		1,476	1,411
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032 (1)		300	278
British Airways 2020-1 Class A Pass-Through Trust
4.25%, 11/15/2032 (1)		267	256
Carnival Corp.
4.00%, 08/01/2028 (1)		19,400	18,988
5.75%, 03/15/2030 (1)		18,860	19,179
6.13%, 02/15/2033 (1)		27,165	27,793
7.00%, 08/15/2029 (1)		2,120	2,233
Carvana Co.
9.00%, 06/01/2030 (1)(7)		10,018	10,532
9.00%, 06/01/2031 (1)(7)		12,926	15,312
Choice Hotels International, Inc.
5.85%, 08/01/2034		3,165	3,190
Dillard's, Inc.
7.00%, 12/01/2028		380	401
7.75%, 07/15/2026		135	137
7.75%, 05/15/2027		85	89
DR Horton, Inc.
5.00%, 10/15/2034		13,676	13,521
5.50%, 10/15/2035		6,534	6,653
FDJ UNITED
3.38%, 11/21/2033	EUR	6,200	7,208
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 04/01/2026 (1)		$9,035	8,949
5.88%, 04/01/2029 (1)		10,434	9,653
FirstCash, Inc.
5.63%, 01/01/2030 (1)		3,594	3,584
Ford Motor Credit Co. LLC
2.70%, 08/10/2026		7,851	7,644
2.90%, 02/16/2028		750	703
3.38%, 11/13/2025		10,000	9,933

The accompanying notes are an integral part of these financial statements.

158

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Cyclical – 2.19% – (continued)
3.82%, 11/02/2027		$4,440	$4,286
4.13%, 08/17/2027		6,472	6,326
4.27%, 01/09/2027		435	429
4.39%, 01/08/2026		700	697
4.95%, 05/28/2027		10,826	10,754
5.13%, 11/05/2026		7,500	7,482
5.80%, 03/05/2027		23,800	23,988
5.80%, 03/08/2029		5,800	5,812
5.81% (SOFR + 1.45%), 11/05/2026 (2)		11,100	11,051
6.80%, 05/12/2028		2,044	2,113
6.95%, 03/06/2026		1,100	1,111
General Motors Financial Co., Inc.
5.40%, 04/06/2026		7,242	7,275
5.85%, 04/06/2030		1,770	1,830
5.90%, 01/07/2035		393	395
5.95%, 04/04/2034		1,493	1,514
6.00%, 01/09/2028		17,350	17,869
6.10%, 01/07/2034		1,381	1,421
Great Canadian Gaming Corp./Raptor LLC
8.75%, 11/15/2029 (1)		1,905	1,865
Greene King Finance Plc
4.06%, 03/15/2035	GBP	2,603	3,376
5.11%, 03/15/2034		340	462
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
6.63%, 01/15/2032 (1)		$14,500	14,725
Home Depot, Inc.
4.95%, 06/25/2034		5,230	5,293
Hyatt Hotels Corp.
5.25%, 06/30/2029		1,400	1,424
5.38%, 12/15/2031		4,500	4,563
Hyundai Capital America
4.30%, 09/24/2027 (1)		20,000	19,838
5.30%, 03/19/2027 (1)		7,700	7,784
5.35%, 03/19/2029 (1)		3,800	3,869
5.45% (SOFR + 1.04%), 03/19/2027 (1)(2)		6,000	5,992
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/2032		521	456
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 11/15/2032		2,469	2,312
Las Vegas Sands Corp.
3.50%, 08/18/2026		5,000	4,932
5.63%, 06/15/2028		11,835	12,072
6.00%, 06/14/2030		705	727
Live Nation Entertainment, Inc.
3.75%, 01/15/2028 (1)		5,000	4,838
MajorDrive Holdings IV LLC
6.38%, 06/01/2029 (1)		680	534
Marriott International, Inc.
2.75%, 10/15/2033		1,322	1,125
2.85%, 04/15/2031		3,830	3,478
5.30%, 05/15/2034		6,705	6,786
5.50%, 04/15/2037		16,095	16,098
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029 (1)		745	716
McDonald's Corp.
4.25%, 03/07/2035	EUR	1,865	2,297
4.95%, 03/03/2035		$7,880	7,875

The accompanying notes are an integral part of these financial statements.

159

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Cyclical – 2.19% – (continued)
MDC Holdings, Inc.
6.00%, 01/15/2043		$5,015	$4,537
Melco Resorts Finance Ltd.
5.63%, 07/17/2027 (19)		3,000	2,995
5.75%, 07/21/2028 (19)		3,000	2,931
Meritage Homes Corp.
3.88%, 04/15/2029 (1)		1,730	1,667
5.65%, 03/15/2035		25,415	25,487
MGM China Holdings Ltd.
7.13%, 06/26/2031 (19)		5,200	5,405
Michaels Companies, Inc.
5.25%, 05/01/2028 (1)		10,913	8,725
7.88%, 05/01/2029 (1)		2,920	1,913
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027 (1)		1,629	1,631
Mitchells & Butlers Finance Plc
5.11% (SOFR + 0.71%), 12/15/2030 (2)		4,143	3,961
6.01%, 12/15/2028	GBP	189	261
NCL Corp. Ltd.
5.88%, 03/15/2026 (1)		$206	206
8.13%, 01/15/2029 (1)		680	717
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026 (1)		45,200	43,104
2.00%, 03/09/2026 (1)		14,300	13,940
2.45%, 09/15/2028 (1)		4,800	4,252
2.75%, 03/09/2028 (1)		14,600	13,328
5.30%, 09/13/2027 (1)		2,200	2,169
Nissan Motor Co. Ltd.
3.52%, 09/17/2025 (1)		1,400	1,391
4.35%, 09/17/2027 (1)		10,500	10,080
4.81%, 09/17/2030 (1)		48,275	44,287
Papa John's International, Inc.
3.88%, 09/15/2029 (1)		2,410	2,340
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (1)		6,435	6,515
5.63%, 09/30/2031 (1)		24,100	24,247
6.00%, 02/01/2033 (1)		35,895	36,586
6.25%, 03/15/2032 (1)		6,310	6,486
Sino-Ocean Land Treasure IV Ltd.
4.75%, 08/05/2029 (5)		1,725	111
4.75%, 01/14/2030 (5)		3,305	264
Starbucks Corp.
5.40%, 05/15/2035		3,060	3,118
Stellantis Finance U.S., Inc.
6.45%, 03/18/2035 (1)		2,400	2,412
Studio City Co. Ltd.
7.00%, 02/15/2027 (19)		3,600	3,613
Travel + Leisure Co.
4.50%, 12/01/2029 (1)		755	730
6.00%, 04/01/2027		5,015	5,060
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030		435	406
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026		2,686	2,652
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031		460	441
United Airlines 2019-2 Class A Pass-Through Trust
2.90%, 05/01/2028		1,123	1,041

The accompanying notes are an integral part of these financial statements.

160

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Cyclical – 2.19% – (continued)
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032		$704	$629
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/2027		8,983	9,167
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 01/15/2036		26,744	27,279
Volkswagen Financial Services AG
3.88%, 11/19/2031	EUR	14,700	17,401
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027 (1)		$25,000	25,225
5.65%, 03/25/2032 (1)		1,045	1,062
5.80%, 03/27/2035 (1)		1,990	2,005
Volkswagen International Finance NV
7.88% (9 Year Swap Rate EUR + 4.78%), 09/06/2173 (2)	EUR	4,600	6,122
Voyager Parent LLC
9.25%, 07/01/2032 (1)		$2,610	2,716
Warnermedia Holdings, Inc.
3.76%, 03/15/2027		14,387	13,975
4.28%, 03/15/2032		13,174	11,083
5.05%, 03/15/2042		17,680	10,421
5.14%, 03/15/2052		5,202	3,212
Whirlpool Corp.
6.13%, 06/15/2030		705	711
6.50%, 06/15/2033		760	762
Wynn Macau Ltd.
5.50%, 10/01/2027 (19)		3,000	2,993
5.63%, 08/26/2028 (19)		3,000	2,949
Yum! Brands, Inc.
4.75%, 01/15/2030 (1)		750	743
ZF North America Capital, Inc.
6.75%, 04/23/2030 (1)		5,065	4,864
6.88%, 04/23/2032 (1)		7,660	7,080

Total Consumer, Cyclical			893,358

Consumer, Non-cyclical – 2.67%
1261229 BC Ltd.
10.00%, 04/15/2032 (1)		3,575	3,606
AA Bond Co. Ltd.
8.45%, 01/31/2028	GBP	3,320	4,852
Agilent Technologies, Inc.
4.20%, 09/09/2027		$262	262
Alcon Finance Corp.
5.38%, 12/06/2032 (1)		5,350	5,523
Altria Group, Inc.
3.40%, 02/04/2041		5,879	4,361
4.25%, 08/09/2042		3,556	2,891
4.45%, 05/06/2050		2,281	1,785
4.50%, 05/02/2043		726	605
5.38%, 01/31/2044		1,163	1,098
6.20%, 02/14/2059		1,401	1,402
American Medical Systems Europe BV
3.00%, 03/08/2031	EUR	11,990	14,101
Amgen, Inc.
3.00%, 01/15/2052		$1,704	1,094
4.20%, 02/22/2052		4,565	3,574
5.75%, 03/02/2063		3,492	3,395
Anheuser-Busch InBev SA/NV
3.95%, 03/22/2044	EUR	8,455	9,761

The accompanying notes are an integral part of these financial statements.

161

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 2.67% – (continued)
Ashtead Capital, Inc.
5.50%, 08/11/2032 (1)	$2,475	$2,507
5.55%, 05/30/2033 (1)	3,820	3,858
5.80%, 04/15/2034 (1)	6,590	6,745
5.95%, 10/15/2033 (1)	3,530	3,656
Bacardi Ltd.
4.70%, 05/15/2028 (1)	232	233
Bacardi Ltd. / Bacardi-Martini BV
5.40%, 06/15/2033 (1)	13,960	13,913
Bacardi-Martini BV
6.00%, 02/01/2035 (1)	4,500	4,646
BAT Capital Corp.
2.73%, 03/25/2031	27,430	24,702
3.56%, 08/15/2027	1,646	1,620
4.54%, 08/15/2047	8,193	6,618
4.76%, 09/06/2049	1,451	1,196
5.28%, 04/02/2050	1,011	893
5.65%, 03/16/2052	5,826	5,428
5.83%, 02/20/2031	5,200	5,472
6.34%, 08/02/2030	1,000	1,078
6.42%, 08/02/2033	800	869
7.08%, 08/02/2043	6,331	6,973
7.08%, 08/02/2053	11,581	12,900
Bausch + Lomb Corp.
8.38%, 10/01/2028 (1)	725	757
Bausch Health Companies, Inc.
4.88%, 06/01/2028 (1)	2,360	1,991
Bayer U.S. Finance II LLC
4.25%, 12/15/2025 (1)	2,035	2,029
4.38%, 12/15/2028 (1)	800	793
4.40%, 07/15/2044 (1)	6,355	4,946
4.88%, 06/25/2048 (1)	11,025	9,035
Bayer U.S. Finance LLC
6.13%, 11/21/2026 (1)	5,712	5,805
6.38%, 11/21/2030 (1)	200	213
6.50%, 11/21/2033 (1)	6,445	6,911
6.88%, 11/21/2053 (1)	8,149	8,654
Becton Dickinson & Co.
5.08%, 06/07/2029	2,614	2,671
Block, Inc.
3.50%, 06/01/2031	1,345	1,234
Centene Corp.
2.45%, 07/15/2028	2,274	2,112
2.50%, 03/01/2031	4,732	4,074
2.63%, 08/01/2031	1,200	1,028
3.00%, 10/15/2030	29,171	26,065
3.38%, 02/15/2030	11,102	10,225
4.25%, 12/15/2027	1,947	1,917
4.63%, 12/15/2029	27,430	26,679
Cigna Group
3.40%, 03/01/2027	6,858	6,761
CommonSpirit Health
1.55%, 10/01/2025	3,450	3,422
2.78%, 10/01/2030	5,970	5,465
CVS Health Corp.
2.70%, 08/21/2040	576	397
5.05%, 03/25/2048	28,393	24,516
5.13%, 07/20/2045	6,298	5,578

The accompanying notes are an integral part of these financial statements.

162

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Non-cyclical – 2.67% – (continued)
6.75% (5 Year CMT Index + 2.52%), 12/10/2054 (2)		$5,180	$5,191
7.00% (5 Year CMT Index + 2.89%), 03/10/2055 (2)		6,000	6,188
CVS Pass-Through Trust
5.77%, 01/10/2033 (1)		44	45
5.77%, 01/10/2033		1,626	1,638
6.04%, 12/10/2028		610	619
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036 (1)		3,557	3,407
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (1)		7,934	7,336
Elevance Health, Inc.
3.60%, 03/15/2051		2,181	1,535
4.55%, 05/15/2052		2,056	1,681
5.20%, 02/15/2035		17,575	17,759
5.38%, 06/15/2034		7,730	7,901
5.70%, 02/15/2055		599	580
ELO SACA
4.88%, 12/08/2028	EUR	7,000	7,463
ERAC USA Finance LLC
4.90%, 05/01/2033 (1)		$11,015	11,016
Flora Food Management BV
6.88%, 07/02/2029 (1)	EUR	7,100	8,487
Fortrea Holdings, Inc.
7.50%, 07/01/2030 (1)		$1,335	1,208
Fresenius Medical Care U.S. Finance III, Inc.
1.88%, 12/01/2026 (1)		9,545	9,176
Gilead Sciences, Inc.
2.60%, 10/01/2040		3,720	2,669
Global Payments, Inc.
2.90%, 05/15/2030		5,565	5,116
2.90%, 11/15/2031		7,080	6,262
4.88%, 03/17/2031	EUR	2,300	2,844
5.30%, 08/15/2029		$3,700	3,767
5.40%, 08/15/2032		11,425	11,662
Grand Canyon University
5.13%, 10/01/2028		1,890	1,833
Grifols SA
4.75%, 10/15/2028 (1)		654	629
7.50%, 05/01/2030	EUR	4,246	5,230
HAH Group Holding Co. LLC
9.75%, 10/01/2031 (1)		$1,153	1,143
HCA, Inc.
2.38%, 07/15/2031		1,924	1,675
3.50%, 09/01/2030		8,417	7,959
4.13%, 06/15/2029		13,355	13,122
5.13%, 06/15/2039		14,720	13,844
5.25%, 06/15/2026		2,966	2,970
5.25%, 03/01/2030		2,900	2,973
5.45%, 04/01/2031		9,878	10,186
5.45%, 09/15/2034		6,223	6,277
5.50%, 03/01/2032		4,857	5,013
5.50%, 06/01/2033		17,540	17,958
5.60%, 04/01/2034		13,700	14,017
5.75%, 03/01/2035		10,334	10,627
5.88%, 02/15/2026		1,085	1,086
5.88%, 02/01/2029		243	252
6.10%, 04/01/2064		728	710
6.20%, 03/01/2055		6,231	6,275

The accompanying notes are an integral part of these financial statements.

163

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Non-cyclical – 2.67% – (continued)
7.58%, 09/15/2025		$1,322	$1,328
Humana, Inc.
3.70%, 03/23/2029		11,540	11,184
4.88%, 04/01/2030		1,370	1,379
5.55%, 05/01/2035		6,690	6,727
Icon Investments Six DAC
6.00%, 05/08/2034		2,105	2,151
Illumina, Inc.
2.55%, 03/23/2031		13,240	11,641
4.65%, 09/09/2026		9,700	9,712
Imperial Brands Finance Netherlands BV
1.75%, 03/18/2033	EUR	3,600	3,658
Imperial Brands Finance Plc
3.50%, 07/26/2026 (1)		$7,025	6,942
4.25%, 07/21/2025 (1)		430	430
6.13%, 07/27/2027 (1)		18,800	19,404
IQVIA, Inc.
5.70%, 05/15/2028		16,850	17,278
6.25%, 02/01/2029		375	392
Japan Tobacco, Inc.
5.25%, 06/15/2030 (1)		8,770	9,026
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co.
5.50%, 01/15/2036 (1)		15,155	15,177
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 02/02/2029		5,290	5,026
3.75%, 12/01/2031		7,152	6,655
4.38%, 02/02/2052		7,491	5,774
6.75%, 03/15/2034		13,488	14,724
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group
5.95%, 04/20/2035 (1)		8,425	8,728
JDE Peet's NV
2.25%, 09/24/2031 (1)		3,800	3,240
4.50%, 01/23/2034	EUR	2,900	3,574
Johnson & Johnson
3.05%, 02/26/2033		5,570	6,582
3.60%, 02/26/2045		455	519
5.00%, 03/01/2035		$2,080	2,132
Kedrion SpA
6.50%, 09/01/2029 (1)		6,835	6,541
Lonza Finance International NV
3.50%, 09/04/2034	EUR	2,330	2,718
3.88%, 04/24/2036		3,055	3,639
Mars, Inc.
5.20%, 03/01/2035 (1)		$5,025	5,085
Medtronic Global Holdings SCA
1.38%, 10/15/2040	EUR	1,500	1,253
1.75%, 07/02/2049		7,258	5,446
ModivCare, Inc.
5.00%, 10/01/2029 (1)(7)		$10,697	2,835
Molina Healthcare, Inc.
6.25%, 01/15/2033 (1)		1,090	1,110
Molnlycke Holding AB
4.25%, 06/11/2034	EUR	1,495	1,817
New York & Presbyterian Hospital
3.56%, 08/01/2036		$2,630	2,292
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033		3,490	3,480

The accompanying notes are an integral part of these financial statements.

164

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Non-cyclical – 2.67% – (continued)
Pfizer Netherlands International Finance BV
3.25%, 05/19/2032	EUR	1,185	$1,410
Pfizer, Inc.
2.70%, 05/28/2050		$3,160	1,962
4.00%, 12/15/2036		423	388
Philip Morris International, Inc.
2.75%, 06/06/2029	EUR	2,415	2,825
4.75%, 11/01/2031		$3,200	3,224
4.88%, 02/13/2029		1,900	1,934
5.13%, 02/13/2031		2,400	2,472
Pilgrim's Pride Corp.
3.50%, 03/01/2032		21,965	19,774
4.25%, 04/15/2031		13,635	13,146
6.25%, 07/01/2033		13,265	14,025
6.88%, 05/15/2034		6,900	7,557
Quanta Services, Inc.
4.75%, 08/09/2027		2,500	2,521
Revvity, Inc.
2.55%, 03/15/2031		11,115	9,764
Reynolds American, Inc.
7.00%, 08/04/2041		2,192	2,289
8.13%, 05/01/2040		2,969	3,494
Roche Holdings, Inc.
4.99%, 03/08/2034 (1)		23,205	23,647
Rollins, Inc.
5.25%, 02/24/2035		545	547
S&P Global, Inc.
1.25%, 08/15/2030		1,992	1,715
Sartorius Finance BV
4.88%, 09/14/2035	EUR	2,000	2,517
Smithfield Foods, Inc.
2.63%, 09/13/2031 (1)		$10,000	8,620
3.00%, 10/15/2030 (1)		925	840
Solventum Corp.
5.40%, 03/01/2029		1,763	1,815
5.60%, 03/23/2034		2,189	2,253
Sotera Health Holdings LLC
7.38%, 06/01/2031 (1)		1,090	1,134
Spectrum Brands, Inc.
3.88%, 03/15/2031 (1)		1,704	1,367
Stryker Corp.
3.38%, 09/11/2032	EUR	2,960	3,503
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036		$2,705	2,781
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026		3,115	3,054
4.10%, 10/01/2046		46,313	33,307
4.75%, 05/09/2027		4,538	4,530
5.13%, 05/09/2029		4,885	4,913
6.00%, 12/01/2032		8,397	8,575
6.75%, 03/01/2028		1,400	1,454
7.88%, 09/15/2029		6,355	6,932
8.13%, 09/15/2031		3,170	3,590
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, 12/01/2030		9,534	9,705
Thermo Fisher Scientific Finance I BV
1.63%, 10/18/2041	EUR	1,805	1,529

The accompanying notes are an integral part of these financial statements.

165

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Non-cyclical – 2.67% – (continued)
Thermo Fisher Scientific, Inc.
0.50%, 03/01/2028	EUR	6,905	$7,728
U.S. Renal Care, Inc.
10.63%, 06/28/2028 (1)		$195	166
United Rentals North America, Inc.
6.13%, 03/15/2034 (1)		15,905	16,383
UnitedHealth Group, Inc.
3.88%, 12/15/2028		1,070	1,056
5.15%, 07/15/2034		26,977	27,250
5.63%, 07/15/2054		11,505	11,160
Universal Health Services, Inc.
1.65%, 09/01/2026		8,275	7,989
Verisk Analytics, Inc.
5.25%, 03/15/2035		20,305	20,420
Wyeth LLC
5.95%, 04/01/2037		717	765
6.00%, 02/15/2036		452	486

Total Consumer, Non-cyclical			1,090,339

Energy – 3.16%
Aker BP ASA
3.10%, 07/15/2031 (1)		5,635	5,032
4.00%, 01/15/2031 (1)		10,230	9,716
5.13%, 10/01/2034 (1)		5,495	5,276
Antero Resources Corp.
5.38%, 03/01/2030 (1)		19,949	20,077
7.63%, 02/01/2029 (1)		3,280	3,367
APA Corp.
5.25%, 02/01/2042 (1)		629	503
Cameron LNG LLC
3.30%, 01/15/2035 (1)		7,846	6,726
3.40%, 01/15/2038 (1)		1,886	1,607
Canadian Natural Resources Ltd.
5.00%, 12/15/2029 (1)		4,200	4,238
5.40%, 12/15/2034 (1)		41,250	40,983
6.25%, 03/15/2038		1,345	1,395
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039		8,850	7,203
3.70%, 11/15/2029		8,154	7,866
Cheniere Energy Partners LP
3.25%, 01/31/2032		11,842	10,616
4.00%, 03/01/2031		34,441	32,774
4.50%, 10/01/2029		2,205	2,181
5.55%, 10/30/2035 (1)		2,135	2,152
5.75%, 08/15/2034		7,331	7,529
5.95%, 06/30/2033		18,823	19,648
Cheniere Energy, Inc.
5.65%, 04/15/2034		18,916	19,373
Civitas Resources, Inc.
8.38%, 07/01/2028 (1)		3,915	4,009
CNX Resources Corp.
7.25%, 03/01/2032 (1)		2,857	2,958
Continental Resources, Inc.
2.88%, 04/01/2032 (1)		40,207	33,802
4.38%, 01/15/2028		2,330	2,297
5.75%, 01/15/2031 (1)		71,266	71,950
Continuum Energy Pte. Ltd.
12.50%, 09/11/2027 (1)(4)(5)		3,476	3,441

The accompanying notes are an integral part of these financial statements.

166

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 3.16% – (continued)
DCP Midstream Operating LP
3.25%, 02/15/2032	$15,045	$13,295
5.13%, 05/15/2029	3,380	3,434
Devon Energy Corp.
5.20%, 09/15/2034	6,300	6,118
5.88%, 06/15/2028	42	42
Diamondback Energy, Inc.
3.13%, 03/24/2031	17,221	15,773
3.25%, 12/01/2026	19,417	19,130
3.50%, 12/01/2029	19,557	18,709
4.40%, 03/24/2051	596	460
5.55%, 04/01/2035	7,580	7,662
5.90%, 04/18/2064	6,571	6,082
Ecopetrol SA
8.88%, 01/13/2033	750	774
Energean Israel Finance Ltd.
5.38%, 03/30/2028 (1)	4,950	4,709
5.88%, 03/30/2031 (1)	6,495	5,975
Energy Transfer LP
4.95%, 06/15/2028	2,993	3,037
5.00%, 05/15/2050	1,578	1,319
5.15%, 02/01/2043	394	345
5.55%, 05/15/2034	3,705	3,751
5.60%, 09/01/2034	11,940	12,126
5.70%, 04/01/2035	17,063	17,380
5.75%, 02/15/2033	9,247	9,598
5.95%, 05/15/2054	5,784	5,502
6.00%, 06/15/2048	1,347	1,293
6.25%, 04/15/2049	2,539	2,504
6.40%, 12/01/2030	8,700	9,376
6.55%, 12/01/2033	10,970	11,902
7.38%, 02/01/2031 (1)	10,315	10,808
8.25%, 11/15/2029	1,630	1,844
EQM Midstream Partners LP
6.50%, 07/01/2027 (1)	4,405	4,504
EQT Corp.
3.13%, 05/15/2026 (1)	5,027	4,950
3.63%, 05/15/2031 (1)	24,984	23,157
3.90%, 10/01/2027	8,276	8,166
4.50%, 01/15/2029 (1)	25,172	24,866
4.75%, 01/15/2031 (1)	32,099	31,595
5.00%, 01/15/2029	7,228	7,289
5.70%, 04/01/2028	7,803	8,026
5.75%, 02/01/2034	11,612	12,006
6.38%, 04/01/2029 (1)	7,982	8,233
6.50%, 07/01/2027 (1)	4,500	4,601
7.00%, 02/01/2030	17,848	19,348
7.50%, 06/01/2027 (1)	5,424	5,523
7.50%, 06/01/2030 (1)	19,885	21,854
Expand Energy Corp.
4.75%, 02/01/2032	8,827	8,583
5.38%, 02/01/2029	7,094	7,101
5.38%, 03/15/2030	4,675	4,688
5.70%, 01/15/2035	24,809	25,163
5.88%, 02/01/2029 (1)	1,568	1,574
6.75%, 04/15/2029 (1)	6,004	6,076
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034 (1)	1,556	1,380

The accompanying notes are an integral part of these financial statements.

167

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 3.16% – (continued)
Gazprom PJSC Via Gaz Capital SA
4.95%, 03/23/2027	$20,900	$16,929
Gazprom PJSC via Gaz Finance Plc
2.95%, 01/27/2029 (1)	28,600	20,306
3.00%, 06/29/2027	10,000	7,800
Global Partners LP / GLP Finance Corp.
8.25%, 01/15/2032 (1)	570	599
Greenko Dutch BV
3.85%, 03/29/2026 (19)	2,640	2,591
Greenko Power II Ltd.
4.30%, 12/13/2028 (19)	2,393	2,244
Harbour Energy Plc
6.33%, 04/01/2035 (1)	6,400	6,362
Helmerich & Payne, Inc.
5.50%, 12/01/2034 (1)	31,265	28,505
Hess Corp.
7.30%, 08/15/2031	2,087	2,367
India Cleantech Energy
4.70%, 08/10/2026 (19)	2,370	2,333
India Green Power Holdings
4.00%, 02/22/2027 (19)	2,600	2,517
KazMunayGas National Co. JSC
3.50%, 04/14/2033	351	304
5.38%, 04/24/2030	2,346	2,362
Kinder Morgan, Inc.
5.85%, 06/01/2035	923	957
Matador Resources Co.
6.50%, 04/15/2032 (1)	550	550
Medco Laurel Tree Pte Ltd.
6.95%, 11/12/2028 (19)	2,793	2,769
New Generation Gas Gathering LLC
0.00%, 09/30/2029 (1)(4)(5)(19)	523	515
0.00%, 12/31/2049 (5)	3,349	3,299
NGPL PipeCo LLC
3.25%, 07/15/2031 (1)	8,025	7,149
4.88%, 08/15/2027 (1)	4,268	4,246
ONEOK, Inc.
4.75%, 10/15/2031	5,500	5,445
6.50%, 09/01/2030 (1)	4,475	4,781
Ovintiv, Inc.
6.50%, 08/15/2034	2,160	2,242
Pertamina Persero PT
3.10%, 08/27/2030 (1)	4,663	4,279
Petroleos de Venezuela SA
5.38%, 04/12/2027 (8)(9)	2,052	254
5.50%, 04/12/2037 (8)(9)	2,500	309
6.00%, 05/16/2024 (8)(9)	2,312	289
6.00%, 11/15/2026 (8)(9)	4,600	574
9.00%, 11/17/2021 (8)(9)	200	25
9.75%, 05/17/2035 (8)(9)	830	121
Petroleos Mexicanos
6.35%, 02/12/2048	1,646	1,146
6.70%, 02/16/2032	30,337	28,186
6.75%, 09/21/2047	3,816	2,764
7.69%, 01/23/2050	1,470	1,156
Petroleos Mexicanos (PEMEX)
7.50%, 03/20/2026 (1)	8,329	8,329

The accompanying notes are an integral part of these financial statements.

168

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 3.16% – (continued)
Pioneer Natural Resources Co.
2.15%, 01/15/2031	$1,071	$951
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	3,881	3,710
3.80%, 09/15/2030	11,638	11,123
4.30%, 01/31/2043	865	687
Puma International Financing SA
7.75%, 04/25/2029 (19)	2,700	2,774
QazaqGaz NC JSC
4.38%, 09/26/2027	600	588
ReNew Pvt Ltd.
5.88%, 03/05/2027 (19)	5,200	5,155
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027	73	75
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028 (1)	278	290
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	15,924	15,897
5.00%, 03/15/2027	6,750	6,791
5.88%, 06/30/2026	4,799	4,825
5.90%, 09/15/2037	5,947	6,186
Saudi Arabian Oil Co.
4.75%, 06/02/2030 (1)	12,000	12,059
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (1)	1,000	830
Targa Resources Corp.
4.20%, 02/01/2033	6,146	5,759
4.95%, 04/15/2052	3,719	3,102
5.50%, 02/15/2035	1,255	1,259
5.55%, 08/15/2035	6,280	6,312
6.13%, 03/15/2033	12,425	13,095
6.15%, 03/01/2029	2,268	2,385
6.50%, 03/30/2034	24,725	26,571
6.50%, 02/15/2053	950	975
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	4,656	4,339
4.88%, 02/01/2031	9,968	9,888
TMS Issuer Sarl
5.78%, 08/23/2032	3,500	3,609
Topaz Solar Farms LLC
4.88%, 09/30/2039 (1)	358	315
5.75%, 09/30/2039 (1)	2,810	2,758
Transocean Titan Financing Ltd.
8.38%, 02/01/2028 (1)	1,481	1,504
Transocean, Inc.
8.75%, 02/15/2030 (1)	948	975
USA Compression Partners LP
6.88%, 09/01/2027	2,505	2,510
Var Energi ASA
7.50%, 01/15/2028 (1)	5,135	5,435
8.00%, 11/15/2032 (1)	14,515	16,450
Variable Energi ASA
6.50%, 05/22/2035 (1)	2,235	2,311
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033 (1)	5,080	4,442
6.25%, 01/15/2030 (1)	2,270	2,341
Venture Global LNG, Inc.
7.00%, 01/15/2030 (1)	12,863	13,003

The accompanying notes are an integral part of these financial statements.

169

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 3.16% – (continued)
9.00% (5 Year CMT Index + 5.44%) (1)(2)	$1,213	$1,179
9.50%, 02/01/2029 (1)	33,200	36,168
9.88%, 02/01/2032 (1)	16,182	17,476
Venture Global Plaquemines LNG LLC
6.75%, 01/15/2036 (1)	11,000	11,000
Viper Energy, Inc.
5.38%, 11/01/2027 (1)	7,596	7,604
7.38%, 11/01/2031 (1)	17,067	18,110
Vista Energy Argentina SAU
7.63%, 12/10/2035 (1)	538	522
Western Midstream Operating LP
4.05%, 02/01/2030	1,775	1,707
5.25%, 02/01/2050	2,350	1,976
5.30%, 03/01/2048	5,089	4,247
5.45%, 04/01/2044	1,256	1,095
5.50%, 08/15/2048	940	805
6.15%, 04/01/2033	13,915	14,481
6.35%, 01/15/2029	7,405	7,752
Whistler Pipeline LLC
5.70%, 09/30/2031 (1)	3,640	3,711
5.95%, 09/30/2034 (1)	4,065	4,117
Williams Companies, Inc.
5.15%, 03/15/2034	21,805	21,755
Woodside Finance Ltd.
5.10%, 09/12/2034	4,500	4,357
YPF SA
9.50%, 01/17/2031 (1)	377	397

Total Energy		1,292,692

Financials – 8.61%
AerCap Ireland Capital DAC
3.65%, 07/21/2027	200	197
5.75%, 06/06/2028	971	1,005
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.00%, 10/29/2028	46,935	44,713
3.30%, 01/30/2032	21,615	19,583
3.40%, 10/29/2033	8,770	7,734
4.95%, 09/10/2034	15,355	15,020
5.38%, 12/15/2031	5,980	6,111
6.15%, 09/30/2030	8,535	9,102
AIB Group Plc
6.61% (SOFR + 2.33%), 09/13/2029 (1)(2)	2,960	3,132
Air Lease Corp.
5.85%, 12/15/2027	8,015	8,290
Aircastle Ltd.
5.95%, 02/15/2029 (1)	3,340	3,450
6.50%, 07/18/2028 (1)	12,835	13,400
Aircastle Ltd. / Aircastle Ireland DAC
5.25%, 03/15/2030 (1)	3,310	3,337
5.75%, 10/01/2031 (1)	12,585	12,931
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/2030	42	42
American Assets Trust LP
3.38%, 02/01/2031	10,870	9,734
American Express Co.
5.67% (SOFR + 1.79%), 04/25/2036 (2)	1,220	1,263
American Homes 4 Rent LP
2.38%, 07/15/2031	1,690	1,472

The accompanying notes are an integral part of these financial statements.

170

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 8.61% – (continued)
3.38%, 07/15/2051	$3,567	$2,350
4.30%, 04/15/2052	1,303	1,014
American International Group, Inc.
4.75%, 04/01/2048	502	445
American Tower Corp.
2.10%, 06/15/2030	13,775	12,233
2.30%, 09/15/2031	18,173	15,766
2.70%, 04/15/2031	17,322	15,534
3.80%, 08/15/2029	967	940
3.95%, 03/15/2029	2,106	2,062
5.00%, 01/31/2030	1,319	1,345
5.20%, 02/15/2029	2,170	2,220
5.45%, 02/15/2034	8,453	8,703
5.65%, 03/15/2033	6,855	7,144
5.90%, 11/15/2033	22,471	23,707
Americold Realty Operating Partnership LP
5.60%, 05/15/2032	3,600	3,618
AmFam Holdings, Inc.
2.81%, 03/11/2031 (1)	5,500	4,681
Andiron Financing LLC
0.00%, 01/21/2030 (4)(5)(19)	340	340
Antares Holdings LP
2.75%, 01/15/2027 (1)	8,970	8,608
3.75%, 07/15/2027 (1)	20,265	19,485
7.95%, 08/11/2028 (1)	2,715	2,868
Aon Corp.
2.80%, 05/15/2030	3,500	3,243
Aon Corp. / Aon Global Holdings Plc
2.05%, 08/23/2031	1,542	1,331
2.60%, 12/02/2031	9,185	8,140
AQFIT – Aqua Finance Trust 2025-1 B
5.56%, 12/19/2050 (1)	5,700	5,700
AQFIT – Aqua Finance Trust 2025-1 C
5.81%, 12/19/2050 (1)	3,600	3,600
AQFIT – Aqua Finance Trust 2025-1 D
6.77%, 12/19/2050 (1)	6,200	6,200
AQFIT – Aqua Finance Trust 2025-1 R
0.00%, 12/19/2050 (1)	16	6,315
AQFIT – Aqua Finance Trust 2025-1 A
5.25%, 12/19/2050 (1)	28,200	28,200
Arthur J Gallagher & Co.
5.00%, 02/15/2032	1,645	1,667
5.15%, 02/15/2035	4,315	4,317
5.45%, 07/15/2034	3,795	3,880
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust
6.09%, 12/15/2044 (1)	7,700	7,704
Athene Global Funding
2.55%, 11/19/2030 (1)	3,300	2,941
2.72%, 01/07/2029 (1)	3,800	3,542
3.21%, 03/08/2027 (1)	5,070	4,935
Athene Holding Ltd.
3.50%, 01/15/2031	1,835	1,727
Aviation Capital Group LLC
5.13%, 04/10/2030 (1)	285	288
6.25%, 04/15/2028 (1)	3,810	3,968
6.38%, 07/15/2030 (1)	13,350	14,155
6.75%, 10/25/2028 (1)	10,810	11,490

The accompanying notes are an integral part of these financial statements.

171

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 8.61% – (continued)
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (1)	$35,158	$33,420
2.75%, 02/21/2028 (1)	6,105	5,794
3.25%, 02/15/2027 (1)	1,791	1,746
5.38%, 05/30/2030 (1)	5,160	5,256
Banco Bilbao Vizcaya Argentaria SA
6.03% (1 Year CMT Index + 1.95%), 03/13/2035 (2)	3,100	3,232
Banco Santander SA
6.03%, 01/17/2035	1,600	1,686
6.53% (1 Year CMT Index + 1.65%), 11/07/2027 (2)	9,500	9,751
6.61%, 11/07/2028	7,200	7,680
Bank of America Corp.
1.66% (SOFR + 0.91%), 03/11/2027 (2)	10,890	10,683
1.73% (SOFR + 0.96%), 07/22/2027 (2)	39,105	38,008
1.90% (SOFR + 1.53%), 07/23/2031 (2)	3,918	3,443
1.92% (SOFR + 1.37%), 10/24/2031 (2)	7,009	6,112
2.09% (SOFR + 1.06%), 06/14/2029 (2)	20,550	19,262
2.30% (SOFR + 1.22%), 07/21/2032 (2)	4,831	4,210
2.48% (5 Year CMT Index + 1.20%), 09/21/2036 (2)	18,070	15,312
2.50% (3 Month Term SOFR + 1.25%), 02/13/2031 (2)	8,466	7,733
2.59% (SOFR + 2.15%), 04/29/2031 (2)	28,927	26,445
2.69% (SOFR + 1.32%), 04/22/2032 (2)	6,988	6,271
2.88% (3 Month Term SOFR + 1.45%), 10/22/2030 (2)	596	558
2.97% (SOFR + 1.33%), 02/04/2033 (2)	13,460	12,053
3.19% (3 Month Term SOFR + 1.44%), 07/23/2030 (2)	3,730	3,551
3.59% (3 Month Term SOFR + 1.63%), 07/21/2028 (2)	4,872	4,797
3.71% (3 Month Term SOFR + 1.77%), 04/24/2028 (2)	3,059	3,023
3.85% (5 Year CMT Index + 2.00%), 03/08/2037 (2)	11,670	10,679
3.95% (3 Month Term SOFR + 1.45%), 01/23/2049 (2)	530	416
3.97% (3 Month Term SOFR + 1.33%), 03/05/2029 (2)	11,309	11,184
4.27% (3 Month Term SOFR + 1.57%), 07/23/2029 (2)	1,010	1,007
4.57% (SOFR + 1.83%), 04/27/2033 (2)	9,334	9,185
4.88%, 04/01/2044	1,426	1,321
4.95% (SOFR + 2.04%), 07/22/2028 (2)	6,078	6,148
5.16% (SOFR + 1.00%), 01/24/2031 (2)	3,474	3,561
5.20% (SOFR + 1.63%), 04/25/2029 (2)	14,900	15,227
5.29% (SOFR + 1.91%), 04/25/2034 (2)	2,325	2,372
5.47% (SOFR + 1.65%), 01/23/2035 (2)	7,905	8,121
5.51% (SOFR + 1.31%), 01/24/2036 (2)	11,914	12,250
5.52% (SOFR + 1.74%), 10/25/2035 (2)	2,605	2,605
5.74% (SOFR + 1.70%), 02/12/2036 (2)	4,640	4,715
5.87% (SOFR + 1.84%), 09/15/2034 (2)	3,020	3,187
6.20% (SOFR + 1.99%), 11/10/2028 (2)	1,251	1,302
Bank of Montreal
4.57% (SOFR + 0.88%), 09/10/2027 (2)	4,300	4,310
5.27% (SOFR + 0.88%), 09/10/2027 (2)	8,100	8,123
Bank of Nova Scotia
4.40% (SOFR + 1.00%), 09/08/2028 (2)	3,600	3,606
5.39% (SOFR + 1.00%), 09/08/2028 (2)	7,700	7,732
Barclays Plc
4.84% (SOFR + 1.34%), 09/10/2028 (2)	5,400	5,442
4.94% (SOFR + 1.56%), 09/10/2030 (2)	11,300	11,384
4.97% (3 Month SOFR USD + 1.90%), 05/16/2029 (2)	3,900	3,941
5.50% (1 Year CMT Index + 2.65%), 08/09/2028 (2)	5,000	5,100
6.22% (SOFR + 2.98%), 05/09/2034 (2)	6,789	7,206
7.39% (1 Year CMT Index + 3.30%), 11/02/2028 (2)	3,100	3,291
7.44% (1 Year CMT Index + 3.50%), 11/02/2033 (2)	3,900	4,426

The accompanying notes are an integral part of these financial statements.

172

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 8.61% – (continued)
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico/TX
1.88%, 09/18/2025 (1)		$6,755	$6,707
BGC Group, Inc.
6.15%, 04/02/2030 (1)		9,340	9,470
Blackrock, Inc.
3.75%, 07/18/2035	EUR	10,040	12,068
Blue Owl Finance LLC
6.25%, 04/18/2034		$18,530	19,067
BNP Paribas SA
5.79% (SOFR + 1.62%), 01/13/2033 (1)(2)		15,000	15,605
BPCE SA
5.94% (SOFR + 1.85%), 05/30/2035 (1)(2)		5,600	5,738
6.29% (SOFR + 2.04%), 01/14/2036 (1)(2)		15,046	15,801
6.71% (SOFR + 2.27%), 10/19/2029 (1)(2)		8,600	9,108
7.00% (SOFR + 2.59%), 10/19/2034 (1)(2)		56,600	62,182
Brookfield Asset Management Ltd.
5.80%, 04/24/2035		5,470	5,613
Brown & Brown, Inc.
5.55%, 06/23/2035		3,300	3,365
CaixaBank SA
5.58% (SOFR + 1.79%), 07/03/2036 (1)(2)		8,105	8,188
6.21% (SOFR + 2.70%), 01/18/2029 (1)(2)		7,400	7,691
6.84% (SOFR + 2.77%), 09/13/2034 (1)(2)		2,400	2,636
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund
4.75%, 03/27/2034	EUR	7,480	9,187
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/2026 (8)(9)		$300	27
6.00%, 07/16/2025 (8)(9)		1,755	176
6.45%, 11/07/2024 (8)(9)		660	64
Citadel LP
6.00%, 01/23/2030 (1)		3,855	3,986
6.38%, 01/23/2032 (1)		2,920	3,049
Citibank N.A.
4.91%, 05/29/2030		3,280	3,343
Citigroup, Inc.
2.56% (SOFR + 1.17%), 05/01/2032 (2)		1,729	1,532
2.67% (SOFR + 1.15%), 01/29/2031 (2)		11,515	10,558
2.98% (SOFR + 1.42%), 11/05/2030 (2)		13,520	12,649
3.06% (SOFR + 1.35%), 01/25/2033 (2)		4,514	4,034
3.52% (3 Month Term SOFR + 1.41%), 10/27/2028 (2)		4,608	4,512
3.79% (SOFR + 1.94%), 03/17/2033 (2)		9,051	8,461
3.89% (3 Month Term SOFR + 1.82%), 01/10/2028 (2)		2,384	2,362
4.41% (SOFR + 3.91%), 03/31/2031 (2)		3,027	2,995
4.64% (SOFR + 1.14%), 05/07/2028 (2)		10,750	10,778
4.79% (SOFR + 0.87%), 03/04/2029 (2)		4,670	4,704
4.91% (SOFR + 2.09%), 05/24/2033 (2)		1,887	1,883
4.95% (SOFR + 1.46%), 05/07/2031 (2)		2,480	2,508
5.17% (SOFR + 1.36%), 02/13/2030 (2)		9,627	9,822
5.33% (SOFR + 1.47%), 03/27/2036 (2)		13,015	13,117
5.45% (SOFR + 1.45%), 06/11/2035 (2)		3,441	3,515
5.61% (SOFR + 1.75%), 03/04/2056 (2)		700	687
6.63%, 01/15/2028		1,035	1,094
CNA Financial Corp.
5.13%, 02/15/2034		2,970	2,975
CNO Financial Group, Inc.
5.25%, 05/30/2029		3,840	3,874
CNO Global Funding
4.88%, 12/10/2027 (1)		3,200	3,225

The accompanying notes are an integral part of these financial statements.

173

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 8.61% – (continued)
4.95%, 09/09/2029 (1)		$2,600	$2,627
5.88%, 06/04/2027 (1)		8,600	8,832
Cooperatieve Rabobank UA
6.50%, 03/29/2170 (3)	EUR	3,876	5,203
COPT Defense Properties LP
2.75%, 04/15/2031		$1,555	1,375
CoStar Group, Inc.
2.80%, 07/15/2030 (1)		11,975	10,820
Country Garden Holdings Co. Ltd.
2.70%, 07/12/2026 (8)(9)		500	38
3.30%, 01/12/2031 (8)(9)		4,895	365
3.88%, 10/22/2030 (8)(9)		300	22
Cousins Properties LP
5.38%, 02/15/2032		2,600	2,627
Credicorp Capital Sociedad Titulizadora SA
9.70%, 03/05/2045 (1)	PEN	13,000	3,795
10.10%, 12/15/2043 (1)		11,700	3,484
Credit Agricole SA
4.63% (SOFR + 1.21%), 09/11/2028 (1)(2)		$3,300	3,304
5.61% (SOFR + 1.21%), 09/11/2028 (1)(2)		6,250	6,286
6.25% (SOFR + 2.67%), 01/10/2035 (1)(2)		15,625	16,247
Credit Opportunities Partners JV
6.74%, 03/20/2030 (5)(19)		8,400	8,400
Crown Castle, Inc.
2.10%, 04/01/2031		2,902	2,490
2.50%, 07/15/2031		3,259	2,844
3.30%, 07/01/2030		2,000	1,872
4.30%, 02/15/2029		2,285	2,255
Danske Bank
4.61% (1 Year CMT Index + 1.10%), 10/02/2030 (1)(2)		4,000	3,984
DaVinciRe Holdings Ltd.
5.95%, 04/15/2035 (1)		3,200	3,214
Deutsche Bank AG
2.13% (SOFR + 1.87%), 11/24/2026 (2)(19)		900	891
3.55% (SOFR + 3.04%), 09/18/2031 (2)		9,800	9,168
5.00% (SOFR + 1.70%), 09/11/2030 (2)		8,250	8,312
6.72% (SOFR + 3.18%), 01/18/2029 (2)		2,400	2,521
Digital Dutch Finco BV
1.00%, 01/15/2032	EUR	2,684	2,686
3.88%, 03/15/2035		1,644	1,907
EPR Properties
4.75%, 12/15/2026		$140	140
4.95%, 04/15/2028		414	413
Equinix Europe 2 Financing Corp. LLC
3.63%, 11/22/2034	EUR	7,300	8,370
5.50%, 06/15/2034		$1,875	1,920
Equinix, Inc.
2.15%, 07/15/2030		21,570	19,196
2.50%, 05/15/2031		12,982	11,502
3.40%, 02/15/2052		1,291	864
3.90%, 04/15/2032		3,330	3,154
Equitable Financial Life Global Funding
1.70%, 11/12/2026 (1)		1,055	1,017
1.80%, 03/08/2028 (1)		7,665	7,163
Essential Properties LP
2.95%, 07/15/2031		2,800	2,490
Extra Space Storage LP
2.20%, 10/15/2030		4,425	3,914

The accompanying notes are an integral part of these financial statements.

174

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 8.61% – (continued)
2.35%, 03/15/2032	$4,150	$3,521
2.40%, 10/15/2031	244	212
2.55%, 06/01/2031	3	3
3.90%, 04/01/2029	5,512	5,397
4.00%, 06/15/2029	1,446	1,418
5.50%, 07/01/2030	8,434	8,748
5.90%, 01/15/2031	8,695	9,186
F&G Global Funding
5.88%, 01/16/2030 (1)	9,100	9,349
Farmers Exchange Capital II
6.15% (3 Month Term SOFR + 4.01%), 11/01/2053 (1)(2)	5,700	5,439
Farmers Exchange Capital III
5.45% (3 Month Term SOFR + 3.45%), 10/15/2054 (1)(2)	8,000	7,233
Farmers Insurance Exchange
4.75% (3 Month SOFR USD + 3.23%), 11/01/2057 (1)(2)	3,000	2,449
7.00% (10 Year CMT Index + 3.86%), 10/15/2064 (1)(2)	1,860	1,846
Fidelity National Financial, Inc.
2.45%, 03/15/2031	6,840	5,936
3.40%, 06/15/2030	5,874	5,482
4.50%, 08/15/2028	15,455	15,426
First American Financial Corp.
2.40%, 08/15/2031	6,800	5,801
5.45%, 09/30/2034	1,500	1,469
Flourishing Trade and Investment Ltd.
11.04%, 12/31/2049 (1)(5)	6,628	6,628
FNB Corp.
5.72% (SOFR + 1.93%), 12/11/2030 (2)	298	300
GA Global Funding Trust
4.40%, 09/23/2027 (1)	12,000	11,976
5.20%, 12/09/2031 (1)	5,700	5,705
5.50%, 04/01/2032 (1)	9,500	9,656
GGAM Finance Ltd.
8.00%, 02/15/2027 (1)	3,050	3,145
8.00%, 06/15/2028 (1)	2,697	2,853
Global Atlantic Finance Co.
3.13%, 06/15/2031 (1)	2,115	1,878
4.40%, 10/15/2029 (1)	1,127	1,094
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	15,852	13,952
4.00%, 01/15/2030	1,043	1,002
4.00%, 01/15/2031	4,618	4,353
5.30%, 01/15/2029	4,516	4,566
5.75%, 06/01/2028	11,856	12,149
6.25%, 09/15/2054	4,412	4,307
6.75%, 12/01/2033	4,154	4,437
Goldman Sachs Group, Inc.
1.43% (SOFR + 0.80%), 03/09/2027 (2)	43,135	42,202
1.54% (SOFR + 0.82%), 09/10/2027 (2)	23,288	22,485
1.95% (SOFR + 0.91%), 10/21/2027 (2)	8,845	8,564
1.99% (SOFR + 1.09%), 01/27/2032 (2)	2,400	2,079
2.38% (SOFR + 1.25%), 07/21/2032 (2)	580	507
2.60%, 02/07/2030	525	485
2.62% (SOFR + 1.28%), 04/22/2032 (2)	553	492
2.64% (SOFR + 1.11%), 02/24/2028 (2)	5,561	5,401
2.65% (SOFR + 1.26%), 10/21/2032 (2)	10,293	9,095
3.10% (SOFR + 1.41%), 02/24/2033 (2)	2,395	2,156
3.80%, 03/15/2030	746	728

The accompanying notes are an integral part of these financial statements.

175

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 8.61% – (continued)
4.22% (3 Month Term SOFR + 1.56%), 05/01/2029 (2)		$7,570	$7,527
4.48% (SOFR + 1.73%), 08/23/2028 (2)		16,340	16,362
4.69% (SOFR + 1.14%), 10/23/2030 (2)		8,333	8,358
4.94% (SOFR + 1.32%), 04/23/2028 (2)		7,346	7,403
5.02% (SOFR + 1.42%), 10/23/2035 (2)		15,655	15,466
5.05% (SOFR + 1.21%), 07/23/2030 (2)		1,007	1,024
5.22% (SOFR + 1.58%), 04/23/2031 (2)		1,090	1,117
5.33% (SOFR + 1.55%), 07/23/2035 (2)		2,957	2,983
5.54% (SOFR + 1.38%), 01/28/2036 (2)		2,445	2,507
5.73% (SOFR + 1.27%), 04/25/2030 (2)		13,322	13,868
6.48% (SOFR + 1.77%), 10/24/2029 (2)		380	403
Goodman U.S. Finance Six LLC
5.13%, 10/07/2034 (1)		5,700	5,681
Guardian Life Global Funding
1.63%, 09/16/2028 (1)		5,000	4,614
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/2034		10,000	10,001
Healthcare Realty Holdings LP
2.00%, 03/15/2031		3	3
3.10%, 02/15/2030		4,438	4,116
3.50%, 08/01/2026		2,000	1,975
3.63%, 01/15/2028		1,092	1,065
Healthpeak OP LLC
2.88%, 01/15/2031		1,980	1,806
3.50%, 07/15/2029		231	223
Host Hotels & Resorts LP
5.50%, 04/15/2035		33,880	33,533
HSBC Holdings Plc
2.01% (SOFR + 1.73%), 09/22/2028 (2)		5,045	4,782
2.21% (SOFR + 1.29%), 08/17/2029 (2)		1,800	1,677
4.58% (3 Month Term SOFR + 1.80%), 06/19/2029 (2)		3,200	3,205
Hudson Pacific Properties LP
3.25%, 01/15/2030		2,152	1,759
3.95%, 11/01/2027		12,315	11,810
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
9.00%, 06/15/2030		5,077	4,747
9.75%, 01/15/2029		4,564	4,434
ING Groep NV
6.11% (SOFR + 2.09%), 09/11/2034 (2)		4,225	4,491
Intercontinental Exchange, Inc.
2.10%, 06/15/2030		3,955	3,541
Intesa Sanpaolo SpA
6.63%, 06/20/2033		20,000	21,717
7.20%, 11/28/2033		1,100	1,235
7.20%, 11/28/2033 (1)		7,000	7,861
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032		4	4
4.88%, 02/01/2035		4,480	4,340
5.50%, 08/15/2033		1	1
JAB Holdings BV
4.38%, 04/25/2034	EUR	1,300	1,559
Jackson National Life Global Funding
4.60%, 10/01/2029 (1)		$16,700	16,658
4.90%, 01/13/2027 (1)		12,400	12,486
5.31% (SOFR + 0.97%), 01/14/2028 (1)(2)		8,000	8,025
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/2034		800	794

The accompanying notes are an integral part of these financial statements.

176

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 8.61% – (continued)
Jefferies Financial Group, Inc.
5.88%, 07/21/2028	$10,330	$10,713
6.20%, 04/14/2034	14,090	14,738
6.25%, 01/15/2036	1,430	1,482
6.50%, 01/20/2043	1,125	1,174
JP Morgan Chase & Co.
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027 (2)	6,799	6,659
1.47% (SOFR + 0.77%), 09/22/2027 (2)	2,131	2,056
1.58% (SOFR + 0.89%), 04/22/2027 (2)	25,398	24,809
1.76% (3 Month Term SOFR + 1.11%), 11/19/2031 (2)	1,456	1,262
1.95% (SOFR + 1.07%), 02/04/2032 (2)	10,965	9,509
2.07% (SOFR + 1.02%), 06/01/2029 (2)	12,159	11,404
2.52% (SOFR + 2.04%), 04/22/2031 (2)	19,729	18,038
2.55% (SOFR + 1.18%), 11/08/2032 (2)	4,050	3,565
2.58% (3 Month Term SOFR + 1.25%), 04/22/2032 (2)	5,561	4,966
2.74% (3 Month Term SOFR + 1.51%), 10/15/2030 (2)	6,869	6,405
2.95% (SOFR + 1.17%), 02/24/2028 (2)	8,197	8,009
2.96% (SOFR + 1.26%), 01/25/2033 (2)	4,991	4,486
3.11% (SOFR + 2.44%), 04/22/2051 (2)	3,237	2,178
4.01% (3 Month Term SOFR + 1.38%), 04/23/2029 (2)	419	415
4.32% (SOFR + 1.56%), 04/26/2028 (2)	3	3
4.51% (SOFR + 0.86%), 10/22/2028 (2)	21,175	21,238
4.85% (SOFR + 1.99%), 07/25/2028 (2)	2,269	2,293
4.92% (SOFR + 0.80%), 01/24/2029 (2)	5,222	5,292
4.98% (SOFR + 0.93%), 07/22/2028 (2)	3,717	3,765
5.01% (SOFR + 1.31%), 01/23/2030 (2)	4,434	4,516
5.10% (SOFR + 1.44%), 04/22/2031 (2)	23,048	23,620
5.30% (SOFR + 1.45%), 07/24/2029 (2)	386	396
5.34% (SOFR + 1.62%), 01/23/2035 (2)	2,754	2,819
6.25% (SOFR + 1.81%), 10/23/2034 (2)	2,558	2,780
JPMorgan Chase & Co.
1.05% (SOFR + 0.80%), 11/19/2026 (2)	11,150	10,999
3.54% (3 Month Term SOFR + 1.64%), 05/01/2028 (2)	3	3
3.78% (3 Month Term SOFR + 1.60%), 02/01/2028 (2)	3,273	3,245
4.60% (SOFR + 1.04%), 10/22/2030 (2)	996	999
4.95% (SOFR + 1.34%), 10/22/2035 (2)	9,830	9,727
5.00% (SOFR + 1.13%), 07/22/2030 (2)	21,781	22,179
5.04% (SOFR + 1.19%), 01/23/2028 (2)	7,930	8,006
5.14% (SOFR + 1.01%), 01/24/2031 (2)	7,704	7,900
5.50% (SOFR + 1.32%), 01/24/2036 (2)	14,425	14,858
5.57% (SOFR + 0.93%), 04/22/2028 (2)	12,231	12,482
5.57% (SOFR + 1.68%), 04/22/2036 (2)	27,130	28,115
6.09% (SOFR + 1.57%), 10/23/2029 (2)	7,000	7,357
6.50% (5 Year CMT Index + 2.15%), 04/01/2174 (2)	29,915	30,894
KeyBank N.A./Cleveland OH
5.00%, 01/26/2033	6,297	6,214
Lloyds Banking Group Plc
5.09% (1 Year CMT Index + 0.85%), 11/26/2028 (2)	9,300	9,422
5.43% (SOFR + 1.06%), 11/26/2028 (2)	17,000	17,036
Logan Group Co. Ltd.
4.25%, 07/12/2025 (8)(9)	2,205	143
4.85%, 12/14/2026 (8)(9)	2,995	199
LPL Holdings, Inc.
5.15%, 06/15/2030	10,100	10,225
LSEGA Financing Plc
2.00%, 04/06/2028 (1)	5,640	5,306
LXP Industrial Trust
2.38%, 10/01/2031	2,050	1,731

The accompanying notes are an integral part of these financial statements.

177

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 8.61% – (continued)
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/2030 (1)	$3,255	$3,253
5.20%, 03/27/2028 (1)	10,370	10,486
Marex Group Plc
6.40%, 11/04/2029	2,100	2,162
Marsh & McLennan Companies, Inc.
5.00%, 03/15/2035	20,635	20,628
Metropolitan Life Global Funding I
5.15%, 03/28/2033 (1)	5,610	5,694
Morgan Stanley
0.00%, 04/02/2032 (3)(19)	14,800	10,234
1.59% (SOFR + 0.88%), 05/04/2027 (2)	16,991	16,581
1.79% (SOFR + 1.03%), 02/13/2032 (2)	4,481	3,834
1.93% (SOFR + 1.02%), 04/28/2032 (2)	10,085	8,623
2.24% (SOFR + 1.18%), 07/21/2032 (2)	17,714	15,339
2.48% (SOFR + 1.00%), 01/21/2028 (2)	2,000	1,941
2.48% (SOFR + 1.36%), 09/16/2036 (2)	20,625	17,526
2.51% (SOFR + 1.20%), 10/20/2032 (2)	3,515	3,078
2.70% (SOFR + 1.14%), 01/22/2031 (2)	3,376	3,113
2.94% (SOFR + 1.29%), 01/21/2033 (2)	10,959	9,781
3.22% (SOFR + 1.49%), 04/22/2042 (2)	751	570
3.62% (SOFR + 3.12%), 04/01/2031 (2)	1,800	1,726
3.77% (3 Month Term SOFR + 1.40%), 01/24/2029 (2)	9,147	9,016
4.65% (SOFR + 1.10%), 10/18/2030 (2)	1,883	1,887
4.68% (SOFR + 1.67%), 07/17/2026 (2)	2,300	2,300
4.99% (SOFR + 1.38%), 04/12/2029 (2)	10,924	11,083
5.04% (SOFR + 1.22%), 07/19/2030 (2)	10,924	11,110
5.12% (SOFR + 1.73%), 02/01/2029 (2)	15,356	15,624
5.16% (SOFR + 1.59%), 04/20/2029 (2)	1,807	1,842
5.23% (SOFR + 1.11%), 01/15/2031 (2)	8,520	8,722
5.25% (SOFR + 1.87%), 04/21/2034 (2)	12,148	12,358
5.42% (SOFR + 1.88%), 07/21/2034 (2)	5,875	6,018
5.59% (SOFR + 1.42%), 01/18/2036 (2)	18,971	19,474
5.66% (SOFR + 1.26%), 04/18/2030 (2)	15,285	15,877
5.83% (SOFR + 1.58%), 04/19/2035 (2)	16,270	17,045
5.94% (5 Year CMT Index + 1.80%), 02/07/2039 (2)	35,780	36,724
5.95% (5 Year CMT Index + 2.43%), 01/19/2038 (2)	2,945	3,030
6.41% (SOFR + 1.83%), 11/01/2029 (2)	5,166	5,472
Morgan Stanley Bank N.A.
5.03% (SOFR + 0.69%), 10/15/2027 (2)	5,600	5,603
Mutual of Omaha Cos Global Funding
5.00%, 04/01/2030 (1)	5,300	5,400
Nationwide Building Society
3.96% (3 Month SOFR USD + 1.86%), 07/18/2030 (1)(2)	5,650	5,512
4.30% (3 Month SOFR USD + 1.45%), 03/08/2029 (1)(2)	6,100	6,063
NatWest Group Plc
4.45% (3 Month SOFR USD + 1.87%), 05/08/2030 (2)	4,390	4,356
4.89% (3 Month SOFR USD + 1.75%), 05/18/2029 (2)	1,500	1,515
4.96% (1 Year CMT Index + 1.22%), 08/15/2030 (2)	13,200	13,352
5.08% (3 Month SOFR USD + 1.91%), 01/27/2030 (2)	6,600	6,697
5.52% (1 Year CMT Index + 2.27%), 09/30/2028 (2)	3,700	3,779
5.81% (1 Year CMT Index + 1.95%), 09/13/2029 (2)	11,800	12,255
New York Life Global Funding
2.35%, 07/14/2026 (1)	1,000	980
New York Life Insurance Co.
3.75%, 05/15/2050 (1)	2,736	2,021
Nomura Holdings, Inc.
2.17%, 07/14/2028	19,200	17,923

The accompanying notes are an integral part of these financial statements.

178

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 8.61% – (continued)
4.90%, 07/01/2030		$4,400	$4,415
Norinchukin Bank
5.09%, 10/16/2029 (1)		2,100	2,128
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/2051 (1)		2,420	1,675
Panama Infrastructure Receivable Purchaser Plc
0.00%, 04/05/2032 (1)		7,059	5,012
PNC Financial Services Group, Inc.
6.88% (SOFR + 2.28%), 10/20/2034 (2)		6,258	6,996
Prime Investment Ltd.
11.00%, 05/01/2030 (1)(5)		2,128	2,124
Prologis Euro Finance LLC
4.00%, 05/05/2034	EUR	1,910	2,300
4.63%, 05/23/2033		2,350	2,980
Realty Income Corp.
3.38%, 06/20/2031		3,452	4,055
3.40%, 01/15/2030		$4,450	4,259
5.13%, 04/15/2035		3,300	3,304
Regency Centers LP
3.70%, 06/15/2030		1,359	1,314
Rexford Industrial Realty LP
2.15%, 09/01/2031		1,135	973
RGA Global Funding
5.05%, 12/06/2031 (1)		10,600	10,623
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026 (1)		8,290	8,085
3.63%, 03/01/2029		4,385	4,166
3.88%, 03/01/2031 (1)		29,710	27,542
4.00%, 10/15/2033 (1)		29,285	26,200
Sammons Financial Group Global Funding
5.10%, 12/10/2029 (1)		6,400	6,537
Sammons Financial Group, Inc.
6.88%, 04/15/2034 (1)		3,700	3,962
Santander Holdings USA, Inc.
5.35% (SOFR + 1.94%), 09/06/2030 (2)		4,600	4,682
5.74% (SOFR + 1.88%), 03/20/2031 (2)		7,900	8,110
Santander UK Group Holdings Plc
1.53% (1 Year CMT Index + 1.25%), 08/21/2026 (2)		2,895	2,882
1.67% (SOFR + 0.99%), 06/14/2027 (2)		3,939	3,826
2.47% (SOFR + 1.22%), 01/11/2028 (2)		800	775
3.82% (3 Month SOFR USD + 1.40%), 11/03/2028 (2)		4,990	4,890
4.86% (SOFR + 1.55%), 09/11/2030 (2)		5,300	5,293
5.69% (SOFR + 1.52%), 04/15/2031 (2)		14,600	15,059
6.53% (SOFR + 2.60%), 01/10/2029 (2)		800	835
SBA Tower Trust
4.83%, 10/15/2029 (1)		11,000	11,011
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2049		1,300	65
Selective Insurance Group, Inc.
5.90%, 04/15/2035		3,200	3,272
Shimao Group Holdings Ltd.
3.45%, 01/11/2031 (8)(9)		5,645	278
4.60%, 07/13/2030 (8)(9)		400	21
4.75%, 07/03/2022 (8)(9)		4,359	223
5.20%, 01/16/2027 (8)(9)		4,595	230
5.60%, 07/15/2026 (8)(9)		3,025	151
6.13%, 02/21/2024 (8)(9)		1,275	64

The accompanying notes are an integral part of these financial statements.

179

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 8.61% – (continued)
Simon Property Group LP
2.65%, 07/15/2030		$3,540	$3,266
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026		3,400	3,371
Societe Generale SA
2.89% (1 Year CMT Index + 1.30%), 06/09/2032 (1)(2)		10,400	9,173
6.69% (1 Year CMT Index + 2.95%), 01/10/2034 (1)(2)		19,000	20,277
SoFi Personal Loan Trust
0.00%, 02/12/2031 (4)		56	1,575
Standard Chartered Plc
3.27% (5 Year CMT Index + 2.30%), 02/18/2036 (1)(2)		8,880	8,002
Stewart Information Services Corp.
3.60%, 11/15/2031		18,925	16,922
Store Capital LLC
5.40%, 04/30/2030 (1)		8,855	8,972
Suci Second Investment Co.
4.38%, 09/10/2027		6,000	5,961
Sumitomo Mitsui Trust Bank Ltd.
5.37% (SOFR + 0.98%), 09/10/2027 (1)(2)		3,100	3,129
Sunac China Holdings Ltd.
6.00%, 09/30/2025 (1)(8)(9)		27	3
6.25%, 09/30/2026 (1)(8)(9)		27	3
6.50%, 09/30/2027 (1)(8)(9)		54	7
6.75%, 09/30/2028 (1)(8)(9)		82	10
7.00%, 09/30/2029 (1)(8)(9)		82	10
7.25%, 09/30/2030 (1)(8)(9)		39	5
Synchrony Financial
2.88%, 10/28/2031		11,753	10,197
3.95%, 12/01/2027		769	756
5.15%, 03/19/2029		4,390	4,408
5.45% (SOFR + 1.68%), 03/06/2031 (2)		34,285	34,583
5.94% (SOFR + 2.13%), 08/02/2030 (2)		15,514	15,940
7.25%, 02/02/2033		7,607	7,960
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (1)		515	418
4.90%, 09/15/2044 (1)		1,505	1,353
Times China Holdings Ltd.
5.75%, 01/14/2027 (8)(9)		5,214	169
6.20%, 03/22/2026 (8)(9)		1,950	66
6.75%, 07/08/2025 (8)(9)		1,715	56
U.S. Bancorp
4.84% (SOFR + 1.60%), 02/01/2034 (2)		3,081	3,042
5.85% (SOFR + 2.09%), 10/21/2033 (2)		2,799	2,945
UBS AG
7.50%, 02/15/2028		44,900	48,435
UBS Group AG
1.31% (SOFR + 0.98%), 02/02/2027 (1)(2)		10,300	10,106
3.09% (SOFR + 1.73%), 05/14/2032 (1)(2)		11,700	10,621
4.19% (SOFR + 3.73%), 04/01/2031 (1)(2)		33,164	32,474
5.58% (SOFR + 1.76%), 05/09/2036 (1)(2)		19,700	20,146
5.62% (1 Year SOFR Swap Rate + 1.34%), 09/13/2030 (1)(2)		21,700	22,533
5.70% (1 Year CMT Index + 1.77%), 02/08/2035 (1)(2)		15,240	15,830
5.96% (1 Year CMT Index + 2.20%), 01/12/2034 (1)(2)		13,100	13,791
6.25% (1 Year CMT Index + 1.80%), 09/22/2029 (1)(2)		3,300	3,467
6.54% (SOFR + 3.92%), 08/12/2033 (1)(2)		25,450	27,681
7.75% (CMS 1 Year Rate EUR + 4.95%), 03/01/2029 (2)	EUR	1,400	1,858
9.02% (SOFR + 5.02%), 11/15/2033 (1)(2)		$5,535	6,843

The accompanying notes are an integral part of these financial statements.

180

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 8.61% – (continued)
UniCredit SpA
2.57% (1 Year CMT Index + 2.30%), 09/22/2026 (1)(2)		$2,600	$2,587
3.13% (1 Year CMT Index + 1.55%), 06/03/2032 (1)(2)		7,680	6,955
5.46% (5 Year CMT Index + 4.75%), 06/30/2035 (1)(2)		3,880	3,858
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
10.50%, 02/15/2028 (1)		1,311	1,390
VICI Properties LP
4.75%, 02/15/2028		2,880	2,896
4.75%, 04/01/2028		411	414
4.95%, 02/15/2030		10,632	10,694
5.13%, 11/15/2031		7,550	7,559
5.13%, 05/15/2032		13,244	13,195
5.63%, 04/01/2035		8,300	8,376
5.63%, 05/15/2052		4,944	4,564
VICI Properties LP / VICI Note Co., Inc.
3.75%, 02/15/2027 (1)		7,661	7,544
3.88%, 02/15/2029 (1)		5,969	5,774
4.13%, 08/15/2030 (1)		14,376	13,798
4.25%, 12/01/2026 (1)		12,800	12,722
4.50%, 09/01/2026 (1)		5,000	4,986
4.50%, 01/15/2028 (1)		5,000	4,974
4.63%, 12/01/2029 (1)		9,551	9,383
5.75%, 02/01/2027 (1)		1,966	1,993
Visa, Inc.
3.88%, 05/15/2044	EUR	3,605	4,235
Vonovia SE
0.75%, 09/01/2032		8,400	8,124
Voyager Aviation Holdings LLC
8.50%, 05/09/2026 (1)(8)(9)		$30	3
Wells Fargo & Co.
2.39% (SOFR + 2.10%), 06/02/2028 (2)		6,880	6,628
2.57% (3 Month Term SOFR + 1.26%), 02/11/2031 (2)		10,203	9,347
2.88% (3 Month Term SOFR + 1.43%), 10/30/2030 (2)		16,770	15,669
3.07% (SOFR + 2.53%), 04/30/2041 (2)		538	407
3.20% (3 Month Term SOFR + 1.43%), 06/17/2027 (2)		13,648	13,485
3.35% (SOFR + 1.50%), 03/02/2033 (2)		12,266	11,202
3.53% (SOFR + 1.51%), 03/24/2028 (2)		12,380	12,208
4.61% (SOFR + 2.13%), 04/25/2053 (2)		489	417
4.90% (SOFR + 2.10%), 07/25/2033 (2)		8,974	8,976
5.15% (SOFR + 1.50%), 04/23/2031 (2)		1,420	1,454
5.21% (SOFR + 1.38%), 12/03/2035 (2)		3,725	3,739
5.24% (SOFR + 1.11%), 01/24/2031 (2)		26,765	27,457
5.39% (SOFR + 2.02%), 04/24/2034 (2)		6,833	6,992
5.42% (SOFR + 1.07%), 04/22/2028 (2)		18,600	18,724
5.50% (SOFR + 1.78%), 01/23/2035 (2)		2,565	2,630
5.57% (SOFR + 1.74%), 07/25/2029 (2)		3,650	3,769
5.61% (SOFR + 1.74%), 04/23/2036 (2)		20,250	20,902
5.71% (SOFR + 1.07%), 04/22/2028 (2)		7,710	7,877
Weyerhaeuser Co.
4.00%, 04/15/2030		9,630	9,393
Willis North America, Inc.
5.35%, 05/15/2033		7,720	7,915
WP Carey, Inc.
4.25%, 07/23/2032	EUR	4,105	4,986

Total Financials			3,515,247

The accompanying notes are an integral part of these financial statements.

181

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Industrials – 1.77%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061 (1)		$200	$140
Amcor Finance USA, Inc.
3.63%, 04/28/2026		12,260	12,158
Amcor Flexibles North America, Inc.
5.50%, 03/17/2035 (1)		14,365	14,574
Amphenol Corp.
5.00%, 01/15/2035		10,885	11,002
5.25%, 04/05/2034		4,155	4,276
Amrize Finance U.S. LLC
5.40%, 04/07/2035 (1)		9,335	9,472
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
4.13%, 08/15/2026 (1)		1,475	1,385
5.25%, 08/15/2027 (1)		445	198
5.25%, 08/15/2027 (1)		9,556	4,261
Artera Services LLC
8.50%, 02/15/2031 (1)		1,598	1,331
BAE Systems Plc
3.40%, 04/15/2030 (1)		7,045	6,723
5.25%, 03/26/2031 (1)		1,595	1,648
5.30%, 03/26/2034 (1)		26,715	27,310
Berry Global, Inc.
1.57%, 01/15/2026		1,353	1,329
1.65%, 01/15/2027		2,340	2,244
4.88%, 07/15/2026 (1)		8,658	8,647
Boeing Co.
2.20%, 02/04/2026		50,426	49,638
3.63%, 02/01/2031		18,979	17,881
5.15%, 05/01/2030		22,725	23,136
5.71%, 05/01/2040		13,561	13,397
5.81%, 05/01/2050		36,315	34,826
5.93%, 05/01/2060		845	803
6.26%, 05/01/2027		14,330	14,743
6.39%, 05/01/2031		3,830	4,116
6.53%, 05/01/2034		7,335	7,970
6.86%, 05/01/2054		19,180	20,997
7.01%, 05/01/2064		8,146	8,947
Cemex SAB de CV
3.88%, 07/11/2031		11,915	10,984
3.88%, 07/11/2031 (1)		30,250	27,887
5.13% (5 Year CMT Index + 4.53%), 09/08/2173 (1)(2)		5,670	5,577
5.20%, 09/17/2030 (1)		5,080	5,068
5.45%, 11/19/2029 (1)		3,055	3,063
5.45%, 11/19/2029		3,530	3,540
Gatwick Funding Ltd.
3.63%, 10/16/2033	EUR	1,100	1,288
General Dynamics Corp.
4.95%, 08/15/2035		$458	460
GFL Environmental, Inc.
4.38%, 08/15/2029 (1)		2,710	2,632
6.75%, 01/15/2031 (1)		2,450	2,564
Heathrow Funding Ltd.
1.13%, 10/08/2030	EUR	7,865	8,319
3.88%, 01/16/2036		690	803
Ingersoll Rand, Inc.
5.70%, 08/14/2033		$20,320	21,279
IRB Infrastructure Developers Ltd.
7.11%, 03/11/2032 (19)		5,200	5,213

The accompanying notes are an integral part of these financial statements.

182

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Industrials – 1.77% – (continued)
Jabil, Inc.
3.00%, 01/15/2031		$2,470	$2,252
Jacobs Engineering Group, Inc.
6.35%, 08/18/2028		15,265	16,040
JH North America Holdings, Inc.
5.88%, 01/31/2031 (1)		4,985	5,029
6.13%, 07/31/2032 (1)		7,105	7,223
L3Harris Technologies, Inc.
5.35%, 06/01/2034		21,125	21,593
5.40%, 07/31/2033		15,575	15,998
Lockheed Martin Corp.
4.50%, 05/15/2036		2,970	2,855
4.80%, 08/15/2034		860	857
Nordson Corp.
5.80%, 09/15/2033		2,660	2,810
Northrop Grumman Corp.
4.03%, 10/15/2047		3,623	2,889
4.95%, 03/15/2053		5,715	5,137
5.20%, 06/01/2054		822	766
Oregon Tool Lux LP
7.88%, 10/15/2029 (1)		1,706	975
Otis Worldwide Corp.
5.13%, 11/19/2031		4,360	4,490
Owens Corning
5.70%, 06/15/2034		30,495	31,672
Rolls-Royce Plc
3.63%, 10/14/2025 (1)		10,000	9,949
5.75%, 10/15/2027	GBP	1,225	1,723
5.75%, 10/15/2027 (1)		$13,800	14,163
RTX Corp.
2.38%, 03/15/2032		2,170	1,888
5.15%, 02/27/2033		17,180	17,561
6.10%, 03/15/2034		17,790	19,233
Sealed Air Corp./Sealed Air Corp. U.S.
7.25%, 02/15/2031 (1)		1,142	1,202
Sensata Technologies BV
5.88%, 09/01/2030 (1)		630	631
Sensata Technologies, Inc.
3.75%, 02/15/2031 (1)		4,275	3,897
SMBC Aviation Capital Finance DAC
5.10%, 04/01/2030 (1)		10,505	10,657
5.30%, 04/03/2029 (1)		7,195	7,340
5.45%, 05/03/2028 (1)		9,005	9,206
TD SYNNEX Corp.
6.10%, 04/12/2034		11,215	11,803
Textron, Inc.
3.00%, 06/01/2030		23,695	21,988
3.65%, 03/15/2027		687	678
6.10%, 11/15/2033		15,175	16,158
Trimble, Inc.
6.10%, 03/15/2033		16,585	17,619
Veralto Corp.
5.45%, 09/18/2033		19,210	19,812
Waste Management, Inc.
4.95%, 03/15/2035		16,245	16,314

Total Industrials			724,237

The accompanying notes are an integral part of these financial statements.

183

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Technology – 1.99%
Amdocs Ltd.
2.54%, 06/15/2030		$7,803	$7,069
AppLovin Corp.
5.13%, 12/01/2029		16,484	16,699
5.38%, 12/01/2031		22,503	22,898
5.50%, 12/01/2034		43,840	44,511
5.95%, 12/01/2054		8,261	8,068
Atlassian Corp.
5.25%, 05/15/2029		12,080	12,404
5.50%, 05/15/2034		26,815	27,535
Booz Allen Hamilton, Inc.
5.95%, 04/15/2035		3,800	3,857
Broadcom, Inc.
2.45%, 02/15/2031 (1)		23,293	20,828
2.60%, 02/15/2033 (1)		4,420	3,781
3.14%, 11/15/2035 (1)		15,850	13,369
3.19%, 11/15/2036 (1)		753	624
3.42%, 04/15/2033 (1)		14,461	13,115
3.47%, 04/15/2034 (1)		16,510	14,748
4.15%, 02/15/2028		9,600	9,572
4.15%, 11/15/2030		11,780	11,591
4.15%, 04/15/2032 (1)		3,865	3,723
4.35%, 02/15/2030		9,300	9,266
4.55%, 02/15/2032		8,000	7,926
4.80%, 10/15/2034		23,561	23,276
4.93%, 05/15/2037 (1)		2,199	2,134
5.15%, 11/15/2031		814	837
5.20%, 04/15/2032		8,181	8,413
CDW LLC / CDW Finance Corp.
3.25%, 02/15/2029		8,825	8,360
3.28%, 12/01/2028		8,015	7,650
3.57%, 12/01/2031		51,985	47,848
5.55%, 08/22/2034		15,410	15,367
CGI, Inc.
2.30%, 09/14/2031		14,300	12,363
Constellation Software, Inc./Canada
5.16%, 02/16/2029 (1)		11,695	11,896
Dell International LLC / EMC Corp.
5.00%, 04/01/2030		21,750	22,098
Entegris, Inc.
4.75%, 04/15/2029 (1)		24,450	24,179
Exela Intermediate LLC / Exela Finance, Inc.
11.50%, 04/15/2026 (1)(8)(9)		195	9
Fair Isaac Corp.
6.00%, 05/15/2033 (1)		3,770	3,805
Fiserv Funding ULC
4.00%, 06/15/2036	EUR	5,040	5,919
Fiserv, Inc.
5.63%, 08/21/2033		$26,845	27,913
Foundry JV Holdco LLC
5.50%, 01/25/2031 (1)		1,741	1,786
5.88%, 01/25/2034 (1)		5,975	6,071
5.90%, 01/25/2033 (1)		5,254	5,447
6.20%, 01/25/2037 (1)		3,366	3,504
6.30%, 01/25/2039 (1)		627	656
Gartner, Inc.
3.63%, 06/15/2029 (1)		12,962	12,324
3.75%, 10/01/2030 (1)		7,014	6,563

The accompanying notes are an integral part of these financial statements.

184

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Technology – 1.99% – (continued)
4.50%, 07/01/2028 (1)	$14,904	$14,749
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
8.75%, 05/01/2029 (1)	1,904	1,959
Intel Corp.
2.00%, 08/12/2031	7,020	6,030
3.05%, 08/12/2051	7,210	4,283
3.25%, 11/15/2049	16,385	10,377
4.90%, 08/05/2052	1,500	1,240
5.60%, 02/21/2054	2,750	2,523
Leidos, Inc.
2.30%, 02/15/2031	4,000	3,500
4.38%, 05/15/2030	1,685	1,660
5.40%, 03/15/2032	4,455	4,547
5.50%, 03/15/2035	9,020	9,158
5.75%, 03/15/2033	30,755	32,041
Micron Technology, Inc.
5.88%, 09/15/2033	29,025	30,323
6.05%, 11/01/2035	9,365	9,801
NetApp, Inc.
5.50%, 03/17/2032	16,140	16,625
5.70%, 03/17/2035	11,395	11,702
NXP BV / NXP USA, Inc.
2.65%, 02/15/2032	1,005	875
Open Text Corp.
6.90%, 12/01/2027 (1)	13,365	13,837
Oracle Corp.
2.80%, 04/01/2027	2,410	2,349
3.60%, 04/01/2050	16,280	11,385
3.85%, 04/01/2060	1,285	886
3.95%, 03/25/2051	7,001	5,167
4.00%, 11/15/2047	4,860	3,720
4.80%, 08/03/2028	8,695	8,838
5.50%, 09/27/2064	1,108	1,009
6.00%, 08/03/2055	3,930	3,923
6.13%, 08/03/2065	19,003	19,022
6.50%, 04/15/2038	4,215	4,586
Paychex, Inc.
5.10%, 04/15/2030	1,500	1,536
5.35%, 04/15/2032	7,810	8,020
5.60%, 04/15/2035	6,075	6,279
Project Grange Corp.
6.50%, 03/20/2045 (5)(19)	4,427	4,427
Synopsys, Inc.
5.15%, 04/01/2035	13,040	13,144
5.70%, 04/01/2055	11,540	11,474
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032	1,448	1,372
VMware LLC
2.20%, 08/15/2031	12,716	11,037
Western Digital Corp.
2.85%, 02/01/2029	4,080	3,782
4.75%, 02/15/2026	1,870	1,865
Xerox Corp.
10.25%, 10/15/2030 (1)	3,115	3,261

Total Technology		812,314

The accompanying notes are an integral part of these financial statements.

185

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Utilities – 2.27%
AEP Texas, Inc.
3.45%, 05/15/2051		$777	$521
3.80%, 10/01/2047		780	570
3.95%, 06/01/2028		5,645	5,579
4.15%, 05/01/2049		840	636
5.25%, 05/15/2052		458	413
5.40%, 06/01/2033		546	554
AEP Transmission Co. LLC
2.75%, 08/15/2051		735	450
3.75%, 12/01/2047		2,782	2,106
4.25%, 09/15/2048		809	648
5.38%, 06/15/2035		6,505	6,647
Alabama Power Co.
3.75%, 03/01/2045		708	552
5.10%, 04/02/2035		4,020	4,051
5.20%, 06/01/2041		99	94
6.13%, 05/15/2038		516	556
Alliant Energy Finance LLC
1.40%, 03/15/2026 (1)		925	897
American Transmission Systems, Inc.
2.65%, 01/15/2032 (1)		7,200	6,335
AmeriGas Partners LP / AmeriGas Finance Corp.
9.38%, 06/01/2028 (1)		2,983	3,076
9.50%, 06/01/2030 (1)		3,484	3,615
Amprion GmbH
0.63%, 09/23/2033	EUR	6,300	5,898
Arizona Public Service Co.
3.35%, 05/15/2050		$957	649
Baltimore Gas & Electric Co.
3.75%, 08/15/2047		721	546
5.40%, 06/01/2053		4,225	4,029
Black Hills Corp.
4.35%, 05/01/2033		6,250	5,869
Boston Gas Co.
5.84%, 01/10/2035 (1)		7,860	8,169
Brooklyn Union Gas Co.
6.42%, 07/18/2054 (1)		9,510	9,837
CenterPoint Energy Houston Electric LLC
5.15%, 03/01/2034		6,240	6,294
Chile Electricity Lux Mpc II Sarl
5.58%, 10/20/2035 (1)		4,790	4,790
Clean Renewable Power Mauritius Pte Ltd.
4.25%, 03/25/2027 (19)		2,415	2,343
Consumers Energy Co.
5.05%, 05/15/2035		1,445	1,455
Continuum Energy Aura Pte Ltd.
9.50%, 02/24/2027 (19)		3,000	3,098
Continuum Green Energy India Pvt / Co.-Issuers
7.50%, 06/26/2033 (19)		4,340	4,464
Diamond II Ltd.
7.95%, 07/28/2026 (19)		5,100	5,145
Dominion Energy South Carolina, Inc.
5.30%, 01/15/2035		386	395
Dominion Energy, Inc.
7.00% (5 Year CMT Index + 2.51%), 06/01/2054 (2)		3,566	3,826
Duke Energy Carolinas LLC
2.55%, 04/15/2031		2,785	2,520
3.20%, 08/15/2049		626	423

The accompanying notes are an integral part of these financial statements.

186

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Utilities – 2.27% – (continued)
3.45%, 04/15/2051		$4,423	$3,132
3.70%, 12/01/2047		4,558	3,429
3.88%, 03/15/2046		2,750	2,146
3.95%, 03/15/2048		1,542	1,203
4.25%, 12/15/2041		1,650	1,411
5.35%, 01/15/2053		614	589
Duke Energy Corp.
3.50%, 06/15/2051		3,317	2,278
3.95%, 08/15/2047		1,671	1,256
5.00%, 08/15/2052		2,360	2,069
5.45%, 06/15/2034		14,520	14,913
5.80%, 06/15/2054		6,762	6,602
Duke Energy Florida LLC
1.75%, 06/15/2030		449	396
4.20%, 07/15/2048		856	686
5.88%, 11/15/2033		2,340	2,494
Duke Energy Ohio, Inc.
2.13%, 06/01/2030		2,590	2,332
5.25%, 04/01/2033		390	402
5.55%, 03/15/2054		2,088	2,040
Duke Energy Progress LLC
2.50%, 08/15/2050		2,277	1,317
3.70%, 10/15/2046		1,220	921
4.00%, 04/01/2052		1,127	865
4.10%, 03/15/2043		900	742
4.20%, 08/15/2045		1,000	822
5.05%, 03/15/2035		2,355	2,365
5.35%, 03/15/2053		2,460	2,339
5.55%, 03/15/2055		14,285	13,963
E.ON SE
3.50%, 04/16/2033	EUR	8,825	10,498
3.88%, 09/05/2038		2,200	2,581
4.00%, 01/16/2040		1,280	1,505
East Ohio Gas Co.
2.00%, 06/15/2030 (1)		$12,595	11,198
Edison International
5.00% (5 Year CMT Index + 3.90%), 03/15/2174 (2)		683	590
6.25%, 03/15/2030		3,200	3,250
Elia Group SA/NV
3.88%, 06/11/2031	EUR	2,400	2,880
Enel Finance International NV
2.50%, 07/12/2031 (1)		$496	435
4.50%, 02/20/2043	EUR	4,080	4,877
Entergy Louisiana LLC
5.70%, 03/15/2054		$3,430	3,385
Eurogrid GmbH
0.74%, 04/21/2033	EUR	4,700	4,496
3.28%, 09/05/2031		1,800	2,128
Evergy Metro, Inc.
4.95%, 04/15/2033		$5,000	4,993
Evergy Missouri West, Inc.
5.65%, 06/01/2034 (1)		8,445	8,635
Eversource Energy
4.60%, 07/01/2027		9,315	9,359
5.95%, 02/01/2029		9,000	9,400
FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple
7.25%, 01/31/2041 (1)		408	413

The accompanying notes are an integral part of these financial statements.

187

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Utilities – 2.27% – (continued)
FirstEnergy Corp.
2.65%, 03/01/2030		$1,417	$1,301
3.40%, 03/01/2050		11,771	7,978
3.90%, 07/15/2027		10,598	10,479
4.85%, 07/15/2047		7,723	6,562
FirstEnergy Pennsylvania Electric Co.
4.30%, 01/15/2029 (1)		5,000	4,953
FirstEnergy Transmission LLC
2.87%, 09/15/2028 (1)		16,876	16,078
4.55%, 04/01/2049 (1)		4,877	4,134
5.00%, 01/15/2035		9,823	9,717
5.45%, 07/15/2044 (1)		2,994	2,853
Florida Power & Light Co.
2.88%, 12/04/2051		2,734	1,722
3.15%, 10/01/2049		732	495
3.99%, 03/01/2049		3,473	2,734
5.70%, 03/15/2055		9,900	10,013
5.80%, 03/15/2065		566	574
Georgia Power Co.
3.70%, 01/30/2050		535	399
4.85%, 03/15/2031		1,472	1,504
4.95%, 05/17/2033		5,758	5,803
5.13%, 05/15/2052		2,753	2,573
India Clean Energy Holdings
4.50%, 04/18/2027 (19)		5,200	5,015
Interstate Power & Light Co.
5.60%, 06/29/2035		15,985	16,431
ITC Holdings Corp.
3.25%, 06/30/2026		2,000	1,975
Jersey Central Power & Light Co.
2.75%, 03/01/2032 (1)		2,000	1,753
4.30%, 01/15/2026 (1)		2,000	1,996
JSW Hydro Energy Ltd.
4.13%, 05/18/2031 (19)		4,260	3,915
KeySpan Gas East Corp.
2.74%, 08/15/2026 (1)		4,500	4,402
5.99%, 03/06/2033 (1)		6,005	6,241
MidAmerican Energy Co.
3.15%, 04/15/2050		851	574
5.85%, 09/15/2054		412	424
Minejesa Capital BV
5.63%, 08/10/2037 (19)		6,000	5,776
Mong Duong Finance Holdings BV
5.13%, 05/07/2029 (19)		3,244	3,168
MVM Energetika Zrt
6.50%, 03/13/2031		1,200	1,240
National Gas Transmission Plc
4.25%, 04/05/2030	EUR	7,110	8,746
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/2030		$4,105	3,697
Northern States Power Co.
3.60%, 09/15/2047		1,800	1,345
4.00%, 08/15/2045		1,000	805
NPC Ukrenergo
6.88%, 11/09/2028		400	326
NRG Energy, Inc.
4.45%, 06/15/2029 (1)		12,975	12,765
7.00%, 03/15/2033 (1)		12,175	13,364

The accompanying notes are an integral part of these financial statements.

188

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 2.27% – (continued)
Ohio Edison Co.
4.95%, 12/15/2029 (1)	$2,484	$2,518
Ohio Power Co.
1.63%, 01/15/2031	3,071	2,607
2.60%, 04/01/2030	112	103
2.90%, 10/01/2051	1,573	960
4.00%, 06/01/2049	838	635
4.15%, 04/01/2048	524	405
Oncor Electric Delivery Co. LLC
5.35%, 04/01/2035 (1)	6,595	6,718
Pacific Gas & Electric Co.
2.10%, 08/01/2027	17,003	16,103
2.50%, 02/01/2031	15,565	13,511
2.95%, 03/01/2026	4,765	4,702
3.00%, 06/15/2028	8,769	8,328
3.15%, 01/01/2026	6,569	6,506
3.25%, 06/01/2031	11,300	10,141
3.30%, 03/15/2027	2,052	2,004
3.30%, 12/01/2027	3,700	3,580
3.30%, 08/01/2040	5,248	3,754
3.45%, 07/01/2025	7,760	7,760
3.50%, 08/01/2050	8,961	5,746
3.75%, 07/01/2028	18,444	17,895
3.75%, 08/15/2042	1,320	941
3.95%, 12/01/2047	3,763	2,655
4.00%, 12/01/2046	13,182	9,438
4.20%, 03/01/2029	4,334	4,230
4.30%, 03/15/2045	3,980	3,004
4.40%, 03/01/2032	11,850	11,092
4.50%, 07/01/2040	1,904	1,586
4.55%, 07/01/2030	40,402	39,432
4.65%, 08/01/2028	100	99
4.75%, 02/15/2044	7,084	5,748
4.95%, 07/01/2050	5,292	4,265
5.25%, 03/01/2052	4,096	3,408
5.45%, 06/15/2027	3,084	3,120
5.70%, 03/01/2035	7,600	7,531
5.80%, 05/15/2034	4,076	4,075
5.90%, 06/15/2032	7,090	7,236
5.90%, 10/01/2054	2,122	1,924
6.15%, 01/15/2033	721	743
6.15%, 03/01/2055	1,622	1,513
6.40%, 06/15/2033	2,045	2,138
6.75%, 01/15/2053	3,031	3,050
PECO Energy Co.
2.80%, 06/15/2050	598	375
2.85%, 09/15/2051	1,512	952
3.00%, 09/15/2049	1,060	696
3.90%, 03/01/2048	912	711
5.25%, 09/15/2054	588	557
PG&E Corp.
5.25%, 07/01/2030	9,360	8,917
7.38% (5 Year CMT Index + 3.88%), 03/15/2055 (2)	8,363	7,920
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/2031	11,156	9,930
5.10%, 02/15/2035	20,391	20,478
Pinnacle West Capital Corp.
5.15%, 05/15/2030	8,332	8,529

The accompanying notes are an integral part of these financial statements.

189

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Utilities – 2.27% – (continued)
5.21% (SOFR + 0.82%), 06/10/2026 (2)		$19,700	$19,732
Public Service Co. of Colorado
5.25%, 04/01/2053		8,000	7,344
Public Service Co. of New Mexico
3.85%, 08/01/2025		7,000	6,988
Public Service Co. of Oklahoma
5.20%, 01/15/2035		1,945	1,941
5.45%, 01/15/2036		13,040	13,133
Severn Trent Utilities Finance Plc
3.88%, 08/04/2035	EUR	6,565	7,779
Southern California Edison Co.
4.70%, 06/01/2027		$5,900	5,920
6.20%, 09/15/2055		3,300	3,160
Southern Co.
4.25%, 07/01/2036		377	345
4.85%, 03/15/2035		5,203	5,086
5.20%, 06/15/2033		775	789
5.70%, 10/15/2032		662	695
5.70%, 03/15/2034		16,145	16,871
Southern Co. Gas Capital Corp.
4.40%, 05/30/2047		1,915	1,556
4.95%, 09/15/2034		4,300	4,256
5.75%, 09/15/2033		3,460	3,628
Southwestern Electric Power Co.
4.10%, 09/15/2028		10,000	9,908
5.30%, 04/01/2033		5,400	5,441
Star Energy Geothermal Wayang Windu Ltd.
6.75%, 04/24/2033 (19)		901	915
Suez SACA
2.88%, 05/24/2034	EUR	5,300	5,840
TenneT Holding BV
4.75%, 10/28/2042		1,935	2,468
Thames Water Super Senior Issuer Plc
9.75%, 10/10/2027 (1)	GBP	88	132
9.75%, 10/10/2027 (1)		96	145
Thames Water Utilities Finance Plc
2.38%, 04/22/2042		900	812
3.50%, 02/25/2030		400	361
4.00%, 04/18/2029	EUR	1,600	1,217
4.38%, 01/18/2033		200	152
4.38%, 07/03/2036	GBP	300	268
6.50%, 02/09/2034		100	92
7.13%, 04/30/2033		400	371
9.75%, 10/10/2027		185	238
Thames Water Utilities Ltd.
0.00%, 03/22/2027 (1)		27	31
United Utilities Water Finance Plc
3.75%, 05/23/2034	EUR	5,491	6,469
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033 (1)		$7,730	8,277
7.75%, 05/01/2035 (1)		10,108	10,941
Vistra Operations Co. LLC
5.05%, 12/30/2026 (1)		1,355	1,362
5.70%, 12/30/2034 (1)		13,104	13,344
6.00%, 04/15/2034 (1)		7,205	7,482
6.95%, 10/15/2033 (1)		11,932	13,102

The accompanying notes are an integral part of these financial statements.

190

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Utilities – 2.27% – (continued)
Wisconsin Power & Light Co.
5.38%, 03/30/2034		$4,610	$4,716

Total Utilities			925,791

Total Corporate Bonds (Cost: $10,313,185)			10,268,718

Convertible Securities – 0.07%
Communications – 0.02%
EchoStar Corp.
3.88%, 11/30/2030 (7)		7,199	8,477

Total Communications			8,477

Consumer, Non-cyclical – 0.05%
BioMarin Pharmaceutical, Inc.
1.25%, 05/15/2027		2,655	2,499
Davide Campari-Milano NV
2.38%, 01/17/2029	EUR	4,200	4,749
Worldline SA/France
0.00%, 07/30/2025		1,099	1,265
0.00%, 07/30/2026		9,719	10,477

Total Consumer, Non-cyclical			18,990

Financials – 0.00% (10)
WOM Chile Holdco SpA
5.00%, 04/01/2032 (1)(7)		$759	750

Total Financials			750

Total Convertible Securities (Cost: $26,496)			28,217

Government Related – 25.40%
Other Government Related – 3.95%
American Municipal Power, Inc.
8.08%, 02/15/2050		1,070	1,357
Argentine Republic Government International Bond
0.75%, 07/09/2030 (3)		17,410	13,884
1.00%, 07/09/2029		998	835
3.50%, 07/09/2041 (3)		18,718	11,572
4.13%, 07/09/2035 (3)		4,447	2,991
4.13%, 07/09/2046 (3)		112	74
5.00%, 01/09/2038 (3)		261	186
Bay Area Toll Authority
7.04%, 04/01/2050		3,240	3,672
Brazil Letras do Tesouro Nacional
0.00%, 07/01/2025	BRL	22,500	4,141
0.00%, 10/01/2025		588,067	104,393
0.00%, 04/01/2026		249,300	41,279
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2029		48,200	8,140
10.00%, 01/01/2031		143,330	23,145
10.00%, 01/01/2035		189,938	28,825
Brazilian Government International Bond
6.00%, 10/20/2033		$600	595
6.13%, 01/22/2032		1,000	1,019
6.13%, 03/15/2034		4,400	4,354
Bundesrepublik Deutschland Bundesanleihe
2.50%, 08/15/2054 (19)	EUR	14,069	14,726

The accompanying notes are an integral part of these financial statements.

191

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Other Government Related – 3.95% – (continued)
Bundesschatzanweisungen
2.20%, 03/11/2027	EUR	5,935	$7,031
California State University
2.37%, 11/01/2035		$3,130	2,499
Chile Government International Bond
3.10%, 01/22/2061		6,955	4,206
3.25%, 09/21/2071		17,045	10,327
4.34%, 03/07/2042		5,675	4,907
5.65%, 01/13/2037		4,525	4,661
City of New York NY
2.05%, 03/01/2032		2,480	2,130
3.55%, 12/01/2028		3,645	3,572
6.29%, 02/01/2045		1,080	1,132
6.39%, 02/01/2055		2,060	2,142
City of San Antonio TX Electric & Gas Systems Revenue
5.81%, 02/01/2041		1,315	1,328
Colombia Government International Bond
8.00%, 04/20/2033		14,620	15,116
Colombian TES
6.25%, 07/09/2036	COP	74,965,200	11,841
Costa Rica Government International Bond
6.55%, 04/03/2034		$2,400	2,503
County of Miami-Dade FL Aviation Revenue
2.61%, 10/01/2032		900	793
2.71%, 10/01/2033		1,290	1,117
European Union
2.50%, 10/04/2052 (19)	EUR	5,720	5,237
3.00%, 03/04/2053 (19)		57,092	57,717
Golden State Tobacco Securitization Corp.
3.00%, 06/01/2046		$375	329
3.49%, 06/01/2036		1,600	1,334
3.85%, 06/01/2050		1,490	1,356
4.21%, 06/01/2050		7,900	5,690
Guatemala Government Bond
3.70%, 10/07/2033		2,000	1,685
5.25%, 08/10/2029		1,300	1,289
6.60%, 06/13/2036		1,200	1,217
Hungary Government International Bond
2.13%, 09/22/2031 (1)		3,500	2,909
Indonesia Government International Bond
2.85%, 02/14/2030		7,713	7,224
3.05%, 03/12/2051		4,490	2,954
4.75%, 09/10/2034		2,400	2,358
Israel Government International Bond
5.38%, 02/19/2030		7,000	7,134
5.63%, 02/19/2035		19,000	19,309
5.75%, 03/12/2054		45,087	41,729
Italy Buoni Poliennali Del Tesoro
3.65%, 08/01/2035 (1)(19)	EUR	48,000	57,572
Japan Government Thirty Year Bond
2.30%, 12/20/2054	JPY	3,049,700	19,013
2.40%, 03/20/2055		1,402,850	8,939
Kazakhstan Government International Bond
5.00%, 07/01/2032 (1)		$2,663	2,678
5.50%, 07/01/2037 (1)		1,932	1,944
Kingdom of Belgium Government Bond
3.30%, 06/22/2054 (1)(19)	EUR	14,441	15,149

The accompanying notes are an integral part of these financial statements.

192

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Other Government Related – 3.95% – (continued)
Korea National Oil Corp.
4.13%, 09/30/2027 (1)		$5,700	$5,672
Kyrgyz Republic International Bond
7.75%, 06/03/2030 (1)		7,475	7,360
Los Angeles Community College District
6.60%, 08/01/2042		955	1,036
Metropolitan Transportation Authority
6.67%, 11/15/2039		980	1,060
6.81%, 11/15/2040		195	212
Mexican Bonos
7.50%, 05/26/2033	MXN	29,200	1,420
7.75%, 11/23/2034		781,166	37,950
8.50%, 05/31/2029		43,200	2,294
Mexican Udibonos
2.75%, 11/27/2031 (11)		698,648	32,925
3.00%, 12/03/2026 (11)		115,620	6,028
4.00%, 11/30/2028 (11)		226,223	11,807
4.00%, 08/24/2034 (11)		1,184,761	58,631
Mexico Government International Bond
2.66%, 05/24/2031		$17,422	15,070
3.50%, 02/12/2034		10,653	8,927
4.50%, 01/31/2050		9,566	6,945
4.63%, 05/04/2033	EUR	12,700	14,920
4.75%, 04/27/2032		$2,000	1,900
4.88%, 05/19/2033		4,713	4,445
5.85%, 07/02/2032		5,200	5,262
6.35%, 02/09/2035		16,152	16,497
6.88%, 05/13/2037		16,583	17,284
Municipal Electric Authority of Georgia
6.64%, 04/01/2057		945	1,020
New Jersey Turnpike Authority
7.41%, 01/01/2040		1,901	2,272
New York City Municipal Water Finance Authority
5.88%, 06/15/2044		1,200	1,216
6.01%, 06/15/2042		755	777
New York City Transitional Finance Authority
2.69%, 05/01/2033		340	296
2.69%, 05/01/2033		935	817
New York City Transitional Finance Authority Future Tax Secured Revenue
2.80%, 02/01/2026		1,850	1,833
3.95%, 08/01/2032		1,900	1,833
5.27%, 05/01/2027		5,820	5,940
New York State Dormitory Authority
5.29%, 03/15/2033		750	760
Oman Government International Bond
5.63%, 01/17/2028		3,300	3,370
6.00%, 08/01/2029		17,150	17,939
Panama Government International Bond
2.25%, 09/29/2032		3,539	2,698
3.88%, 03/17/2028		4,288	4,141
4.50%, 04/01/2056		5,792	3,747
6.40%, 02/14/2035		650	631
Paraguay Government International Bond
3.85%, 06/28/2033		2,000	1,813
4.95%, 04/28/2031		1,915	1,900
Peru Government Bond
5.94%, 02/12/2029	PEN	9,770	2,891
6.15%, 08/12/2032		5,276	1,537

The accompanying notes are an integral part of these financial statements.

193

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Other Government Related – 3.95% – (continued)
6.95%, 08/12/2031	PEN	4,154	$1,272
7.30%, 08/12/2033 (1)		94,500	29,018
Peruvian Government International Bond
3.55%, 03/10/2051		$5,249	3,598
5.40%, 08/12/2034	PEN	131,780	35,050
6.15%, 08/12/2032 (1)		140,152	40,822
6.90%, 08/12/2037 (1)		340	97
6.95%, 08/12/2031 (1)		26,220	8,027
6.95%, 08/12/2031		64,395	19,715
Philippine Government International Bond
2.65%, 12/10/2045		$6,595	4,279
2.95%, 05/05/2045		9,273	6,354
3.00%, 02/01/2028		5,362	5,178
3.20%, 07/06/2046		5,315	3,743
5.90%, 02/04/2050		8,005	8,165
Port Authority of New York & New Jersey
4.93%, 10/01/2051		825	762
4.96%, 08/01/2046		1,010	949
5.65%, 11/01/2040		825	859
Port of Beaumont Navigation District
10.00%, 07/01/2026 (1)		3,555	3,592
Puerto Rico Electric Power Authority
6.05%, 07/01/2032 (8)(9)		100	49
Republic of South Africa Government Bond
7.00%, 02/28/2031	ZAR	519,500	26,999
8.00%, 01/31/2030		154,100	8,560
8.50%, 01/31/2037		486,000	23,890
8.88%, 02/28/2035		1,217,795	64,298
9.00%, 01/31/2040		608,700	29,729
10.50%, 12/21/2026		432,100	25,328
Republic of South Africa Government International Bond
4.85%, 09/30/2029		$958	924
5.88%, 06/22/2030		2,404	2,393
5.88%, 04/20/2032		1,740	1,702
Republic of Uzbekistan International Bond
3.70%, 11/25/2030		3,005	2,680
3.90%, 10/19/2031		4,869	4,292
5.38%, 05/29/2027 (1)	EUR	11,060	13,351
5.38%, 02/20/2029		$285	280
6.90%, 02/28/2032 (1)		14,475	14,874
6.95%, 05/25/2032 (1)		2,610	2,684
Romanian Government International Bond
3.00%, 02/14/2031		1,926	1,647
3.63%, 03/27/2032		1,474	1,264
5.13%, 09/24/2031 (1)	EUR	12,100	14,057
5.38%, 03/22/2031 (1)		9,290	10,972
5.63%, 02/22/2036		4,665	5,229
5.63%, 02/22/2036 (1)(12)		6,830	7,656
5.63%, 05/30/2037 (1)		10,300	11,407
5.88%, 07/11/2032 (1)(12)		61,875	73,211
6.25%, 09/10/2034 (1)		37,290	44,320
Russian Foreign Bond – Eurobond
5.10%, 03/28/2035		$200	65
5.25%, 06/23/2047 (1)		200	60
5.25%, 06/23/2047		4,000	1,199
5.63%, 04/04/2042		1,200	787
5.88%, 09/16/2043		2,600	1,822

The accompanying notes are an integral part of these financial statements.

194

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Other Government Related – 3.95% – (continued)
Saudi Government International Bond
3.38%, 03/05/2032 (1)	EUR	3,100	$3,639
3.75%, 03/05/2037 (1)(12)		6,000	6,887
5.13%, 01/13/2028 (1)		$3,300	3,352
State of California
4.60%, 04/01/2038		1,395	1,418
7.55%, 04/01/2039		2,705	3,242
State of Illinois
5.10%, 06/01/2033		7,116	7,137
6.73%, 04/01/2035		54	57
7.35%, 07/01/2035		43	46
State of Israel
3.80%, 05/13/2060		15,900	10,310
State of Texas
5.52%, 04/01/2039		4,175	4,297
Turkiye Government Bond
37.00%, 02/18/2026	TRY	911,720	22,657
45.90% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 05/20/2026 (2)		4,700	119
45.90% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 08/19/2026 (2)		3,500	88
47.47% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 09/06/2028 (2)		51,400	1,240
49.05% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 05/17/2028 (2)		798,500	19,452
Turkiye Government International Bond
5.75%, 05/11/2047		$2,800	2,099
6.13%, 10/24/2028		2,700	2,709
7.63%, 04/26/2029		8,600	8,986
University of California
4.86%, 05/15/2112		1,543	1,280
Uruguay Government International Bond
4.38%, 10/27/2027		1,783	1,786
5.10%, 06/18/2050		4,378	4,037
5.44%, 02/14/2037		1,300	1,329
8.50%, 03/15/2028	UYU	337,165	8,373
9.75%, 07/20/2033		335,125	8,823
Venezuela Government International Bond
6.00%, 12/09/2020 (8)(9)		$30	4
7.00%, 03/31/2038 (8)(9)		187	32
7.65%, 04/21/2025 (8)(9)		534	84
7.75%, 10/13/2019 (8)(9)		100	14
8.25%, 10/13/2024 (8)(9)		7,294	1,165
9.00%, 05/07/2023 (8)(9)		110	17
9.00%, 05/07/2023 (8)(9)		7,405	1,166
9.25%, 09/15/2027 (8)(9)		1,049	210
9.25%, 05/07/2028 (8)(9)		420	72
11.75%, 10/21/2026 (8)(9)		120	24
11.95%, 08/05/2031 (8)(9)		3,200	578

Total Other Government Related			1,614,273

U.S. Treasury Obligations – 21.45%
U.S. Treasury Inflation Indexed Bond
0.13%, 07/15/2026 (11)		38,945	38,608
0.13%, 10/15/2026 (11)		53,416	52,803
0.13%, 07/15/2030 (11)(13)		12,162	11,424
0.13%, 01/15/2031 (11)(13)		1,972	1,827
0.13%, 07/15/2031 (11)(13)		2,633	2,423
0.25%, 07/15/2029 (11)(13)		45,057	43,267
0.25%, 02/15/2050 (11)		4,267	2,477
0.63%, 07/15/2032 (11)(13)		86,782	80,944
0.63%, 02/15/2043 (11)		419	311

The accompanying notes are an integral part of these financial statements.

195

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 21.45% – (continued)
0.75%, 02/15/2042 (11)	$710	$551
0.75%, 02/15/2045 (11)	4,768	3,480
0.88%, 02/15/2047 (11)	4,784	3,465
1.00%, 02/15/2046 (11)	2,708	2,051
1.00%, 02/15/2048 (11)	4,293	3,156
1.00%, 02/15/2049 (11)	7,152	5,186
1.38%, 07/15/2033 (11)(13)	104,887	101,854
1.38%, 02/15/2044 (11)	688	578
1.50%, 02/15/2053 (11)	23,850	18,880
1.75%, 01/15/2034 (11)(13)	122,520	121,447
1.88%, 07/15/2034 (11)	393,094	393,394
2.13%, 01/15/2035 (11)	128,852	130,954
2.13%, 02/15/2040 (11)	297	293
2.13%, 02/15/2041 (11)	439	430
U.S. Treasury Note/Bond
0.38%, 09/30/2027	5,585	5,186
0.50%, 05/31/2027	19,302	18,157
0.50%, 08/31/2027	15,269	14,254
0.63%, 07/31/2026	45,833	44,216
0.63%, 03/31/2027	2,955	2,799
1.13%, 08/31/2028	28,794	26,587
1.13%, 05/15/2040	15,127	9,405
1.13%, 08/15/2040	15,127	9,306
1.25%, 03/31/2028	21,596	20,222
1.25%, 05/31/2028	35,109	32,753
1.25%, 09/30/2028	71,122	65,802
1.38%, 11/15/2040	15,127	9,637
1.50%, 02/15/2030	5,893	5,332
1.63%, 11/15/2050	2,946	1,552
1.75%, 08/15/2041	15,127	10,043
1.88%, 02/15/2041	5,465	3,759
1.88%, 11/15/2051	116,411	64,763
2.00%, 11/15/2041	320,895	220,691
2.00%, 08/15/2051	14,309	8,249
2.25%, 08/15/2046 (13)	442,200	289,693
2.25%, 08/15/2049	117,087	73,449
2.25%, 02/15/2052	14,713	8,987
2.38%, 03/31/2029	21,596	20,576
2.38%, 02/15/2042	11,588	8,431
2.38%, 11/15/2049	47,650	30,647
2.38%, 05/15/2051	5,195	3,294
2.50%, 02/15/2045 (13)	70,156	49,389
2.75%, 08/15/2032	63,030	58,145
2.75%, 11/15/2047	14,559	10,353
2.88%, 04/30/2029	43,191	41,873
2.88%, 05/15/2032	5,170	4,824
2.88%, 05/15/2049 (13)	36,105	25,918
3.00%, 05/15/2045 (13)	30,000	22,979
3.00%, 05/15/2047	5,767	4,319
3.00%, 02/15/2048 (13)	30,109	22,371
3.00%, 08/15/2048 (13)	35,380	26,166
3.00%, 02/15/2049	106,763	78,662
3.00%, 08/15/2052	19,311	13,939
3.13%, 08/31/2029	39,355	38,405
3.13%, 02/15/2043	10,873	8,744
3.13%, 08/15/2044	10,495	8,275
3.13%, 05/15/2048 (13)	12,780	9,696
3.25%, 06/30/2027	120,000	118,927

The accompanying notes are an integral part of these financial statements.

196

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 21.45% – (continued)
3.25%, 06/30/2029	$18,520	$18,182
3.25%, 05/15/2042	195,125	161,397
3.50%, 09/30/2026	234,500	233,291
3.50%, 01/31/2030	12,801	12,651
3.63%, 08/31/2029	63,276	62,962
3.63%, 09/30/2031	33,491	32,931
3.63%, 08/15/2043	27,106	23,320
3.63%, 02/15/2044	28,590	24,477
3.63%, 02/15/2053	8,853	7,227
3.63%, 05/15/2053	5,939	4,844
3.75%, 08/31/2026	34,945	34,862
3.75%, 04/30/2027	252,595	252,556
3.75%, 06/30/2027	101,888	101,952
3.75%, 12/31/2028	41,618	41,655
3.75%, 05/31/2030	48,716	48,607
3.75%, 08/15/2041	3,017	2,703
3.75%, 11/15/2043	10,276	8,979
3.88%, 03/31/2027	61,390	61,486
3.88%, 11/30/2027	34,897	35,031
3.88%, 06/15/2028	484,905	487,480
3.88%, 11/30/2029	51,384	51,611
3.88%, 06/30/2030	1,486,184	1,491,872
3.88%, 02/15/2043	44,356	39,705
4.00%, 01/15/2027	39,397	39,491
4.00%, 02/29/2028	47,443	47,803
4.00%, 06/30/2032	341,365	341,631
4.00%, 02/15/2034	21,698	21,472
4.00%, 11/15/2042	73,150	66,735
4.13%, 01/31/2027	76,280	76,629
4.13%, 10/31/2027	24,969	25,197
4.13%, 10/31/2029	76,594	77,689
4.13%, 08/15/2044	8,793	8,056
4.13%, 08/15/2053	66,149	59,087
4.25%, 06/30/2031	15,365	15,649
4.25%, 05/15/2035	334,268	334,789
4.25%, 11/15/2040	3,050	2,924
4.25%, 08/15/2054	24,314	22,204
4.38%, 12/15/2026	49,294	49,662
4.38%, 08/31/2028	24,122	24,598
4.38%, 01/31/2032	76,594	78,410
4.50%, 03/31/2026	49,937	50,074
4.50%, 05/15/2027	38,024	38,525
4.50%, 12/31/2031	32,404	33,411
4.50%, 08/15/2039	1,271	1,266
4.50%, 11/15/2054 (13)	124,800	118,931
4.63%, 03/15/2026	35,816	35,942
4.75%, 11/15/2043	29,279	29,248
4.75%, 02/15/2045	73,935	73,542
4.75%, 11/15/2053	33,355	33,053
4.75%, 05/15/2055	678,055	674,240
4.88%, 04/30/2026	28,794	28,974
4.88%, 10/31/2030	14,038	14,736
5.00%, 05/15/2045	513,295	527,249

Total U.S. Treasury Obligations		8,761,576

Total Government Related (Cost: $10,550,102)		10,375,849

The accompanying notes are an integral part of these financial statements.

197

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72%
1211 Avenue of the Americas Trust 2015-1211
3.90%, 08/10/2035, Series 2015-1211, Class A1A2 (1)	$4,300	$4,112
4.23%, 08/10/2035, Series 2015-1211, Class B (1)(4)	4,700	4,446
4.28%, 08/10/2035, Series 2015-1211, Class C (1)(4)	6,290	5,873
1345T 2025-AOA
5.90% (1 Month Term SOFR + 1.60%, 1.60% Floor), 06/15/2030, Series 2025-AOA, Class A (1)(2)	1,148	1,150
6.30% (1 Month Term SOFR + 2.00%, 2.00% Floor), 06/15/2030, Series AOA, Class B (1)(2)	8,000	8,010
8.80% (1 Month Term SOFR + 4.50%, 4.50% Floor), 06/15/2030, Series 2025-AOA, Class E (1)(2)	1,967	1,974
2023-MIC Trust/THE
8.73%, 12/05/2038, Series 2023-MIC, Class A (1)(4)	571	623
245 Park Avenue Trust 2017-245P
3.78%, 06/05/2037, Series 2017-245P, Class E (1)(4)	5,847	5,466
280 Park Avenue 2017-280P Mortgage Trust
5.49% (1 Month Term SOFR + 1.18%, 1.13% Floor), 09/15/2034, Series 2017-280P, Class A (1)(2)	1,710	1,694
6.73% (1 Month Term SOFR + 2.42%, 2.37% Floor), 09/15/2034, Series 2017-280P, Class E (1)(2)	1,330	1,280
A&D Mortgage Trust 2023-NQM5
7.05%, 11/25/2068, Series 2023-NQM5, Class A1 (1)(3)	6,190	6,272
A&D Mortgage Trust 2024-NQM5
5.70%, 11/25/2069, Series 2024-NQM5, Class A1 (1)	828	832
6.52%, 11/25/2069, Series 2024-NQM5, Class M1 (1)(4)	786	796
A&D Mortgage Trust 2025-NQM2
5.79%, 06/25/2070, Series 2025-NQM2, Class A1 (1)(4)	2,888	2,905
ACRA Trust 2024-NQM1
5.61%, 10/25/2064, Series 2024-NQM1, Class A1 (1)(3)	5,283	5,286
ACREC 2023-FL2 LLC
6.54% (1 Month Term SOFR + 2.23%, 2.23% Floor), 02/19/2038, Series 2023-FL2, Class A (1)(2)	1,193	1,194
AG Trust 2024-NLP
6.33% (1 Month Term SOFR + 2.02%, 2.02% Floor), 07/15/2041, Series 2024-NLP, Class A (1)(2)	6,700	6,708
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059, Series 2019-F, Class A1 (1)(3)	6,819	6,617
Ajax Mortgage Loan Trust 2021-F
4.88%, 06/25/2061, Series 2021-F, Class A (1)(3)	428	428
ALA Trust 2025-OANA
6.04% (1 Month Term SOFR + 1.74%, 1.74% Floor), 06/15/2040, Series 2025-OANA, Class A (1)(2)	2,500	2,513
7.39% (1 Month Term SOFR + 3.09%, 3.09% Floor), 06/15/2040, Series 2025-OANA, Class D (1)(2)	1,473	1,479
Alen 2021-ACEN Mortgage Trust
5.58% (1 Month Term SOFR + 1.26%, 1.15% Floor), 04/15/2034, Series 2021-ACEN, Class A (1)(2)	11,160	10,686
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033, Series 2003-22CB, Class 1A1	227	232
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	67	70
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034, Series 2004-16CB, Class 1A1	124	125
5.50%, 08/25/2034, Series 2004-16CB, Class 3A1	103	104
Alternative Loan Trust 2005-29CB
5.50%, 07/25/2035, Series 2005-29CB, Class A6	110	64
Alternative Loan Trust 2005-55CW
4.79% (1 Month Term SOFR + 0.46%, 0.35% Floor, 7.50% Cap), 11/25/2035, Series 2005-55CW, Class 2A3 (2)	1,066	793
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036, Series 2005-74T1, Class A1	7,534	4,282
Alternative Loan Trust 2006-13T1
6.00%, 05/25/2036, Series 2006-13T1, Class A3	872	391
Alternative Loan Trust 2006-HY12
4.28%, 08/25/2036, Series 2006-HY12, Class A5 (4)	99	93
Alternative Loan Trust 2006-OA17
4.63% (1 Month Term SOFR + 0.31%, 0.20% Floor), 12/20/2046, Series 2006-OA17, Class 1A1A (2)	8,547	7,456
Alternative Loan Trust 2006-OA22
4.85% (1 Month Term SOFR + 0.53%, 0.42% Floor), 02/25/2047, Series 2006-OA22, Class A2 (2)	7,155	6,649

The accompanying notes are an integral part of these financial statements.

198

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
Alternative Loan Trust 2006-OA3
4.83% (1 Month Term SOFR + 0.51%, 0.40% Floor), 05/25/2036, Series 2006-OA3, Class 1A1 (2)	$3,353	$2,865
Alternative Loan Trust 2006-OA7
5.34% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046, Series 2006-OA7, Class 2A1 (2)	7,136	6,543
Alternative Loan Trust 2006-OC5
4.95% (1 Month Term SOFR + 0.63%, 0.52% Floor), 06/25/2046, Series 2006-OC5, Class 2A3 (2)	4,843	4,208
Alternative Loan Trust 2007-5CB
6.00%, 04/25/2037, Series 2007-5CB, Class 1A4	11,970	5,942
Alternative Loan Trust 2007-HY7C
4.71% (1 Month Term SOFR + 0.39%, 0.28% Floor), 08/25/2037, Series 2007-HY7C, Class A1 (2)	1,463	1,354
Alternative Loan Trust 2007-OA2
4.69% (1 Month Term SOFR + 0.37%, 0.26% Floor), 03/25/2047, Series 2007-OA2, Class 2A1 (2)	8,449	6,690
5.24% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047, Series 2007-OA2, Class 1A1 (2)	10,931	9,285
Alternative Loan Trust 2007-OA4
4.77% (1 Month Term SOFR + 0.45%, 0.34% Floor), 05/25/2047, Series 2007-OA4, Class A1 (2)	1,005	900
Angel Oak Mortgage Trust 2020-5
2.04%, 05/25/2065, Series 2020-5, Class A3 (1)(4)	261	252
2.97%, 05/25/2065, Series 2020-5, Class M1 (1)(4)	2,480	2,325
Angel Oak Mortgage Trust 2021-1
1.22%, 01/25/2066, Series 2021-1, Class A3 (1)(4)	1,913	1,662
Angel Oak Mortgage Trust 2021-3
1.31%, 05/25/2066, Series 2021-3, Class A2 (1)(4)	2,284	1,956
Angel Oak Mortgage Trust 2021-7
1.98%, 10/25/2066, Series 2021-7, Class A1 (1)(4)	5,374	4,630
Angel Oak Mortgage Trust 2022-2
3.35%, 01/25/2067, Series 2022-2, Class A1 (1)(4)	29,811	28,081
Angel Oak Mortgage Trust 2023-1
4.75%, 09/26/2067, Series 2023-1, Class A1 (1)(3)	5,320	5,278
Angel Oak Mortgage Trust 2023-7
4.80%, 11/25/2067, Series 2023-7, Class A1 (1)(3)	10,798	10,727
Angel Oak Mortgage Trust 2024-1
5.21%, 08/25/2068, Series 2024-1, Class A1 (1)(3)	16,370	16,298
Angel Oak Mortgage Trust 2024-10
5.35%, 10/25/2069, Series 2024-10, Class A1 (1)(3)	743	742
Angel Oak Mortgage Trust 2024-11
5.70%, 08/25/2069, Series 2024-11, Class A1 (1)(3)	1,287	1,292
Angel Oak Mortgage Trust 2024-4
6.20%, 01/25/2069, Series 2024-4, Class A1 (1)(3)	7,184	7,242
Angel Oak Mortgage Trust 2024-8
5.34%, 05/27/2069, Series 2024-8, Class A1 (1)(3)	2,754	2,747
Angel Oak Mortgage Trust 2025-1
5.69%, 01/25/2070, Series 2025-1, Class A1 (1)(3)	3,439	3,451
Angel Oak Mortgage Trust 2025-2
5.64%, 02/25/2070, Series 2025-2, Class A1 (1)(3)	2,663	2,670
AOA 2021-1177 Mortgage Trust
5.30% (1 Month Term SOFR + 0.99%, 0.87% Floor), 10/15/2038, Series 2021-1177, Class A (1)(2)	10,000	9,802
AOMT 2024-6
4.65%, 11/25/2067, Series 2024-6, Class A3 (1)(3)	5,115	4,999
Arbor Multifamily Mortgage Securities Trust 2021-MF3
2.57%, 10/15/2054, Series 2021-MF3, Class A5 (1)	235	208
Arbor Multifamily Mortgage Securities Trust 2022-MF4
2.92%, 02/15/2055, Series 2022-MF4, Class A3 (1)	6,700	6,431
Arbor Realty Collateralized Loan Obligation Ltd.
6.23% (1 Month Term SOFR + 1.93%, 1.93% Floor), 01/20/2041, Series 2025-BTR1, Class A (1)(2)	2,365	2,359
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
6.98% (1 Month Term SOFR + 2.66%, 2.66% Floor), 08/15/2034, Series 2021-FL3, Class E (1)(2)	3,000	2,964

The accompanying notes are an integral part of these financial statements.

199

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
Arbor Realty Commercial Real Estate Notes 2022-FL1 Ltd.
5.75% (30-day Average SOFR + 1.45%, 1.45% Floor), 01/15/2037, Series 2022-FL1, Class A (1)(2)		$1,724	$1,724
AREIT 2022-CRE6 Trust
5.55% (30-day Average SOFR + 1.25%, 1.25% Floor), 01/20/2037, Series 2022-CRE6, Class A (1)(2)		1,960	1,956
AREIT 2023-CRE8 LLC
6.43% (1 Month Term SOFR + 2.11%, 2.11% Floor), 08/17/2041, Series 2023-CRE8, Class A (1)(2)		3,294	3,304
AREIT 2024-CRE9 Ltd.
6.00% (1 Month Term SOFR + 1.69%, 1.69% Floor), 05/17/2041, Series 2024-CRE9, Class A (1)(2)		7,246	7,263
AREIT 2025-CRE10 Ltd.
5.70% (1 Month Term SOFR + 1.39%, 1.39% Floor), 12/17/2029, Series 2025-CRE10, Class A (1)(2)		749	747
Ares Commercial Mortgage Trust 2024-IND
6.00% (1 Month Term SOFR + 1.69%, 1.69% Floor), 07/15/2041, Series 2024-IND, Class A (1)(2)		3,200	3,205
Ares1 2024-IND2
5.75% (1 Month Term SOFR + 1.44%, 1.44% Floor), 10/15/2034, Series 2024-IND2, Class A (1)(2)		4,760	4,764
Ashford Hospitality Trust 2018-ASHF
6.58% (1 Month Term SOFR + 2.27%, 2.23% Floor), 04/15/2035, Series 2018-ASHF, Class D (1)(2)		266	262
Atlas Funding 2024-1 Plc
6.01% (Sterling Overnight Index Average + 1.55%), 09/20/2061, Series 1, Class C (2)(19)	GBP	181	248
6.66% (Sterling Overnight Index Average + 2.20%), 09/20/2061, Series 1, Class D (2)(19)		119	164
ATLX 2024-RPL1 Trust
3.85%, 04/25/2064, Series 2024-RPL1, Class A1 (1)(3)		$4,489	4,335
ATLX 2024-RPL2 Trust
3.85%, 04/25/2063, Series 2024-RPL2, Class A1 (1)(3)		5,092	4,885
Atrium Hotel Portfolio Trust 2024-ATRM
5.59%, 11/10/2029, Series 2024-ATRM, Class A (1)(4)		2,620	2,672
9.52%, 11/10/2029, Series 2024-ATRM, Class E (1)(4)		698	715
Aventura Mall Trust
4.25%, 07/05/2040, Series 2018-AVM, Class A (1)(4)		5,325	5,231
BAHA Trust 2024-MAR
6.17%, 12/10/2041, Series 2024-MAR, Class A (1)(4)		13,774	14,259
7.07%, 12/10/2041, Series 2024-MAR, Class B (1)(4)		371	388
7.77%, 12/10/2041, Series 2024-MAR, Class C (1)(4)		909	948
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.23%, 08/10/2038, Series 2018-PARK, Class A (1)(4)		6,110	5,940
BAMLL Re-REMIC Trust 2016-RRLD11
6.01%, 06/17/2050, Series 2016-LD11, Class AJB (1)(4)		100	22
BAMLL Trust 2024-BHP
6.66% (1 Month Term SOFR + 2.35%, 2.35% Floor), 08/15/2039, Series 2024-BHP, Class A (1)(2)		2,146	2,157
BAMLL Trust 2025-ASHF
6.16% (1 Month Term SOFR + 1.85%, 1.85% Floor), 02/15/2042, Series 2025-ASHF, Class A (1)(2)		4,160	4,160
9.56% (1 Month Term SOFR + 5.25%, 5.25% Floor), 02/15/2042, Series 2025-ASHF, Class E (1)(2)		1,696	1,685
Banc of America Funding 2007-1 Trust
5.75%, 01/25/2037, Series 2007-1, Class 1A6		139	118
Banc of America Funding Corp.
3.70%, 03/27/2036, Series R3, Class 1A2 (1)(4)		385	327
BANK5 2024-5YR11
5.89%, 11/15/2057, Series 2024-5YR11, Class A3		137	144
BANK5 Trust 2024-5YR6
6.23%, 05/15/2057, Series 2024-5YR6, Class A3		147	155
Barclays Mortgage Loan Trust 2021-NQM1
1.75%, 09/25/2051, Series 2021-NQM1, Class A1 (1)(4)		1,779	1,591
Barclays Mortgage Loan Trust 2022-NQM1
4.55%, 07/25/2052, Series 2022-NQM1, Class A1 (1)(3)		1,583	1,574
Barclays Mortgage Loan Trust 2025-NQM1
5.66%, 01/25/2065, Series 2025-NQM1, Class A1 (1)(3)		11,315	11,387
Barclays Mortgage Trust 2022-RPL1
4.25%, 02/25/2028, Series 2022-RPL1, Class A (1)(3)		4,268	4,185

The accompanying notes are an integral part of these financial statements.

200

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
BAY 2025-LIVN Mortgage Trust
6.11% (1 Month Term SOFR + 1.80%, 1.80% Floor), 05/15/2035, Series 2025-LIVN, Class A (1)(2)		$6,506	$6,511
Bayview Commercial Asset Trust 2007-5
6.68% (1 Month Term SOFR + 2.36%), 10/25/2037, Series 2007-5A, Class A4 (1)(2)		1,044	579
Bayview MSR Opportunity Master Fund Trust 2021-INV4
2.50%, 10/25/2051, Series 2021-4, Class A20 (1)(4)		4,525	3,661
BBCCRE Trust 2015-GTP
4.70%, 08/10/2033, Series 2015-GTP, Class C (1)(4)		2,715	2,172
BBCMS 2018-TALL Mortgage Trust
5.23% (1 Month Term SOFR + 0.92%, 0.87% Floor), 03/15/2037, Series 2018-TALL, Class A (1)(2)		1,673	1,581
5.48% (1 Month Term SOFR + 1.17%, 1.12% Floor), 03/15/2037, Series 2018-TALL, Class B (1)(2)		1,779	1,637
BBCMS Mortgage Trust 2023-5C23
7.70%, 12/15/2056, Series 2023-5C23, Class D (1)(4)		191	191
BBCMS Mortgage Trust 2025-5C34
5.66%, 05/15/2058, Series 2025-5C34, Class A3		670	699
BBSG 2016-MRP Mortgage Trust
3.28%, 06/05/2036, Series 2016-MRP, Class A (1)		2,045	1,549
BCAP LLC 2014-RR2
4.22% (1 Month Term SOFR + 0.35%, 0.24% Floor), 10/26/2036, Series 2014-RR2, Class 6A8 (1)(2)		5,093	4,947
BDS 2021-FL10 Ltd.
5.78% (1 Month Term SOFR + 1.46%, 1.46% Floor), 12/16/2036, Series 2021-FL10, Class A (1)(2)		1,394	1,395
BDS 2022-FL11 LLC
6.12% (1 Month Term SOFR + 1.80%, 1.80% Floor), 03/19/2039, Series 2022-FL11, Class ATS (1)(2)		461	461
BDS 2022-FL12 LLC
6.45% (1 Month Term SOFR + 2.14%, 2.14% Floor), 08/19/2038, Series 2022-FL12, Class A (1)(2)		488	488
BDS 2024-FL13 LLC
5.89% (1 Month Term SOFR + 1.58%, 1.58% Floor), 09/19/2039, Series 2024-FL13, Class A (1)(2)		4,992	5,000
Bear Stearns ALT-A Trust 2005-1
5.56% (1 Month Term SOFR + 1.24%, 1.13% Floor, 11.50% Cap), 01/25/2035, Series 2005-1, Class M2 (2)		4,449	4,222
Bear Stearns ARM Trust 2003-3
6.64%, 05/25/2033, Series 2003-3, Class 3A1 (4)		237	228
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041, Series 2006-T24, Class B (1)(4)		189	185
Bear Stearns Mortgage Funding Trust 2007-AR4
4.64% (1 Month Term SOFR + 0.32%, 0.21% Floor, 10.50% Cap), 06/25/2037, Series 2007-AR4, Class 2A1 (2)		7,257	6,958
Benchmark 2018-B1 Mortgage Trust
3.88%, 01/15/2051, Series 2018-B1, Class AM (4)		2,050	1,987
BFLD 2024-VICT Mortgage Trust
6.20% (1 Month Term SOFR + 1.89%, 1.89% Floor), 07/15/2041, Series 2024-VICT, Class A (1)(2)		2,535	2,541
BFLD Commercial Mortgage Trust 2024-UNIV
5.80% (1 Month Term SOFR + 1.49%, 1.49% Floor), 11/15/2041, Series 2024-UNIV, Class A (1)(2)		1,360	1,362
7.95% (1 Month Term SOFR + 3.64%, 3.64% Floor), 11/15/2041, Series 2024-UNIV, Class E (1)(2)		842	841
BFLD Trust 2020-EYP
6.53% (1 Month Term SOFR + 2.21%, 2.10% Floor), 10/15/2035, Series 2020-EYP, Class C (1)(2)		5,140	206
BHMS 2018-ATLS
5.86% (1 Month Term SOFR + 1.55%, 1.50% Floor), 07/15/2035, Series 2018-ATLS, Class A (1)(2)		546	546
BINOM Securitization Trust 2022-INV1
4.44%, 08/25/2057, Series 2022-INV1, Class A2 (1)(4)		16,605	16,025
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061, Series 2022-RPL1, Class M1 (1)(4)		8,591	6,973
Bletchley Park Funding 2025-1 Plc
(Sterling Overnight Index Average + 1.88%), 01/27/2070, Series 1, Class D (2)(6)(19)	GBP	380	522
(Sterling Overnight Index Average + 3.38%), 01/27/2070, Series 1, Class E (2)(6)(19)		521	715
BLP Commercial Mortgage Trust 2023-IND
6.00% (1 Month Term SOFR + 1.69%, 1.69% Floor), 03/15/2040, Series 2023-IND, Class A (1)(2)		$633	634
BLP Commercial Mortgage Trust 2024-IND2
5.65% (1 Month Term SOFR + 1.34%, 1.34% Floor), 03/15/2041, Series 2024-IND2, Class A (1)(2)		472	472

The accompanying notes are an integral part of these financial statements.

201

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
BMO 2023-C5 Mortgage Trust
0.94%, 06/15/2056, Series 2023-C5, Class XA (4)	$5,652	$264
BMP 2024-MF23
5.68% (1 Month Term SOFR + 1.37%, 1.37% Floor), 06/15/2041, Series 2024-MF23, Class A (1)(2)	1,992	1,994
7.70% (1 Month Term SOFR + 3.39%, 3.39% Floor), 06/15/2041, Series 2024-MF23, Class E (1)(2)	917	914
BOCA Commercial Mortgage Trust 2024-BOCA
6.23% (1 Month Term SOFR + 1.92%, 1.92% Floor), 08/15/2041, Series 2024-BOCA, Class A (1)(2)	515	516
BPR 2023-STON Mortgage Trust
7.50%, 12/05/2039, Series 2023-STON, Class A (1)	847	882
BPR Commercial Mortgage Trust 2024-PARK
5.39%, 11/05/2039, Series 2024-PARK, Class A (1)(4)	690	699
7.23%, 11/05/2039, Series 2024-PARK, Class D (1)(4)	120	122
BPR Trust 2021-NRD
6.44% (1 Month Term SOFR + 2.12%, 2.12% Floor), 12/15/2038, Series 2021-NRD, Class B (1)(2)	2,865	2,808
6.74% (1 Month Term SOFR + 2.42%, 2.42% Floor), 12/15/2038, Series 2021-NRD, Class C (1)(2)	2,920	2,833
8.04% (1 Month Term SOFR + 3.72%, 3.72% Floor), 12/15/2038, Series 2021-NRD, Class D (1)(2)	1,770	1,700
BPR Trust 2022-STAR
7.54% (1 Month Term SOFR + 3.23%, 3.23% Floor), 08/15/2039, Series 2022-STAR, Class A (1)(2)	8,395	8,396
BPR Trust 2024-PMDW
5.36%, 11/05/2041, Series 2024-PMDW, Class A (1)(4)	230	233
Braccan Mortgage Funding 2024-1 Plc
8.82% (Sterling Overnight Index Average + 4.34%), 02/15/2067, Series 1, Class X (2)(19)	GBP 1,331	1,831
BRAVO Residential Funding Trust 2022-NQM3
3.63%, 09/25/2061, Series 2022-NQM1, Class A1 (1)(4)	$2,856	2,783
BRAVO Residential Funding Trust 2023-NQM6
8.00%, 09/25/2063, Series 2023-NQM6, Class B1 (1)(4)	256	258
BRAVO Residential Funding Trust 2024-NQM1
8.04%, 12/01/2063, Series 2024-NQM1, Class B1 (1)	112	113
BRAVO Residential Funding Trust 2024-NQM3
8.10%, 03/25/2064, Series 2024-NQM3, Class B1 (1)(4)	168	171
BRAVO Residential Funding Trust 2024-NQM4
4.35%, 01/25/2060, Series 2024-NQM4, Class A3 (1)(3)	4,267	4,147
BRAVO Residential Funding Trust 2025-NQM2
5.68%, 11/25/2064, Series 2025-NQM2, Class A1 (1)(3)	3,332	3,348
BSPDF 2025-FL2 Issuer LLC
5.84% (1 Month Term SOFR + 1.52%, 1.52% Floor), 12/15/2042, Series 2025-FL2, Class A (1)(2)	512	511
BSPRT 2021-FL7 Issuer Ltd.
5.75% (1 Month Term SOFR + 1.43%, 1.43% Floor), 12/15/2038, Series 2021-FL7, Class A (1)(2)	3,159	3,151
BSTN Commercial Mortgage Trust 2025-1C
5.55%, 06/15/2044, Series 2025-1C, Class A (1)(4)	2,425	2,479
6.44%, 06/15/2044, Series 2025-1C, Class C (1)(4)	1,995	2,049
6.94%, 06/15/2044, Series 2025-1C, Class D (1)(4)	1,944	1,990
BWAY Trust 2025-1535
6.52%, 05/05/2042, Series 2025-1535, Class A (1)(4)	358	368
BX 2024-PALM
5.85% (1 Month Term SOFR + 1.54%, 1.54% Floor), 06/15/2037, Series 2024-PALM, Class A (1)(2)	4,870	4,870
BX Commercial Mortgage Trust 2020-VIV3
3.66%, 03/09/2044, Series 2020-VIV3, Class B (1)(4)	69	65
BX Commercial Mortgage Trust 2020-VIV4
2.84%, 03/09/2044, Series 2020-VIV4, Class A (1)	2,622	2,392
BX Commercial Mortgage Trust 2020-VIVA
3.67%, 03/11/2044, Series 2020-VIVA, Class D (1)(4)	17,976	16,407
BX Commercial Mortgage Trust 2022-AHP
6.15% (1 Month Term SOFR + 1.84%, 1.84% Floor), 01/17/2039, Series 2022-AHP, Class B (1)(2)	6,753	6,732
BX Commercial Mortgage Trust 2022-CSMO
6.43% (1 Month Term SOFR + 2.11%, 2.12% Floor), 06/15/2027, Series 2022-CSMO, Class A (1)(2)	20,460	20,579
7.45% (1 Month Term SOFR + 3.14%, 3.14% Floor), 06/15/2027, Series 2022-CSMO, Class B (1)(2)	18,615	18,755

The accompanying notes are an integral part of these financial statements.

202

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
BX Commercial Mortgage Trust 2023-VLT3
6.25% (1 Month Term SOFR + 1.94%, 1.94% Floor), 11/15/2028, Series 2023-VLT3, Class A (1)(2)	$590	$590
BX Commercial Mortgage Trust 2023-XL3
6.07% (1 Month Term SOFR + 1.76%, 1.76% Floor), 12/09/2040, Series 2023-XL3, Class A (1)(2)	2,003	2,008
BX Commercial Mortgage Trust 2024-AIR2
5.80% (1 Month Term SOFR + 1.49%, 1.49% Floor), 10/15/2041, Series 2024-AIR2, Class A (1)(2)	3,626	3,632
BX Commercial Mortgage Trust 2024-AIRC
6.00% (1 Month Term SOFR + 1.69%, 1.69% Floor), 08/15/2039, Series 2024-AIRC, Class A (1)(2)	8,590	8,622
BX Commercial Mortgage Trust 2024-BRBK
7.19% (1 Month Term SOFR + 2.88%, 2.88% Floor), 10/15/2041, Series 2024-BRBK, Class A (1)(2)	3,190	3,210
8.24% (1 Month Term SOFR + 3.93%, 3.93% Floor), 10/15/2041, Series 2024-BRBK, Class B (1)(2)	778	780
10.28% (1 Month Term SOFR + 5.97%, 5.97% Floor), 10/15/2041, Series 2024-BRBK, Class D (1)(2)	174	174
BX Commercial Mortgage Trust 2024-GPA3
5.95% (1 Month Term SOFR + 1.64%, 1.64% Floor), 12/15/2039, Series 2024-GPA3, Class B (1)(2)	625	625
BX Commercial Mortgage Trust 2024-KING
5.85% (1 Month Term SOFR + 1.54%, 1.54% Floor), 05/15/2034, Series 2024-KING, Class A (1)(2)	1,500	1,500
BX Commercial Mortgage Trust 2024-MDHS
5.95% (1 Month Term SOFR + 1.64%, 1.64% Floor), 05/15/2041, Series 2024-MDHS, Class A (1)(2)	4,550	4,555
BX Commercial Mortgage Trust 2024-MF
5.75% (1 Month Term SOFR + 1.44%, 1.44% Floor), 02/15/2039, Series 2024-MF, Class A (1)(2)	888	890
BX Commercial Mortgage Trust 2024-PURE
4.66% (Canadian Overnight Repo Rate Index + 1.90%, 1.90% Floor), 11/15/2041, Series 2024-PURE, Class A (1)(2)	CAD 495	367
BX Commercial Mortgage Trust 2024-VLT5
5.59%, 11/13/2046, Series 2024-VLT5, Class A (1)(4)	$5,705	5,767
5.99%, 11/13/2046, Series 2024-VLT5, Class B (1)(4)	735	748
BX Commercial Mortgage Trust 2024-XL4
5.75% (1 Month Term SOFR + 1.44%, 1.44% Floor), 02/15/2039, Series 2024-XL4, Class A (1)(2)	7,462	7,471
7.45% (1 Month Term SOFR + 3.14%, 3.14% Floor), 02/15/2039, Series 2024-XL4, Class D (1)(2)	2,860	2,868
8.50% (1 Month Term SOFR + 4.19%, 4.19% Floor), 02/15/2039, Series 2024-XL4, Class E (1)(2)	1,705	1,658
BX Commercial Mortgage Trust 2025-SPOT
5.76% (1 Month Term SOFR + 1.44%, 1.44% Floor), 04/15/2040, Series 2025-SPOT, Class A (1)(2)	2,480	2,479
BX Trust 2018-GW
5.41% (1 Month Term SOFR + 1.10%, 0.80% Floor), 05/15/2035, Series 2018-GW, Class A (1)(2)	2,485	2,480
BX Trust 2019-OC11
3.20%, 12/09/2041, Series 2019-OC11, Class A (1)	7,400	6,900
4.08%, 12/09/2041, Series 2019-OC11, Class E (1)(4)	7,750	7,105
BX Trust 2021-ARIA
5.33% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/15/2036, Series 2021-ARIA, Class A (1)(2)	534	533
BX Trust 2021-LBA
5.23% (1 Month Term SOFR + 0.91%, 0.80% Floor), 02/15/2036, Series 2021-LBA, Class AV (1)(2)	705	704
5.23% (1 Month Term SOFR + 0.91%, 0.80% Floor), 02/15/2036, Series 2021-LBA, Class AJV (1)(2)	2,281	2,280
BX Trust 2021-RISE
6.18% (1 Month Term SOFR + 1.86%, 1.75% Floor), 11/15/2036, Series 2021-RISE, Class D (1)(2)	11,629	11,600
BX Trust 2022-LBA6
5.31% (1 Month Term SOFR + 1.00%, 1.00% Floor), 01/15/2039, Series 2022-LBA6, Class A (1)(2)	805	804
BX Trust 2022-VAMF
5.16% (1 Month Term SOFR + 0.85%, 0.85% Floor), 01/15/2039, Series 2022-VAMF, Class A (1)(2)	519	519
BX Trust 2023-DELC
7.00% (1 Month Term SOFR + 2.69%, 2.69% Floor), 05/15/2038, Series 2023-DELC, Class A (1)(2)	3,912	3,936
BX Trust 2024-CNYN
5.75% (1 Month Term SOFR + 1.44%, 1.44% Floor), 04/15/2041, Series 2024-CNYN, Class A (1)(2)	1,980	1,985
7.00% (1 Month Term SOFR + 2.69%, 2.69% Floor), 04/15/2041, Series 2024-CNYN, Class D (1)(2)	655	656
BX Trust 2024-PAT
6.40% (1 Month Term SOFR + 2.09%, 2.09% Floor), 03/15/2041, Series 2024-PAT, Class A (1)(2)	1,290	1,290
8.75% (1 Month Term SOFR + 4.44%, 4.44% Floor), 03/15/2041, Series 2024-PAT, Class C (1)(2)	2,759	2,723
9.70% (1 Month Term SOFR + 5.39%, 5.39% Floor), 03/15/2041, Series 2024-PAT, Class D (1)(2)	1,322	1,299

The accompanying notes are an integral part of these financial statements.

203

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
BX Trust 2024-VLT4
5.80% (1 Month Term SOFR + 1.49%, 1.49% Floor), 07/15/2029, Series 2024-VLT4, Class A (1)(2)	$10,685	$10,682
6.45% (1 Month Term SOFR + 2.14%, 2.14% Floor), 07/15/2029, Series 2024-VLT4, Class C (1)(2)	486	485
7.20% (1 Month Term SOFR + 2.89%, 2.89% Floor), 07/15/2029, Series 2024-VLT4, Class E (1)(2)	1,090	1,084
8.25% (1 Month Term SOFR + 3.94%, 3.94% Floor), 07/15/2029, Series 2024-VLT4, Class F (1)(2)	2,800	2,790
BX Trust 2025-LIFE
5.88%, 06/13/2047, Series 2025-LIFE, Class A (1)(4)	3,825	3,896
BX Trust 2025-LUNR
5.81% (1 Month Term SOFR + 1.50%, 1.50% Floor), 06/15/2040, Series 2025-LUNR, Class A (1)(2)	493	494
BX Trust 2025-ROIC
7.25% (1 Month Term SOFR + 2.94%, 2.94% Floor), 03/15/2030, Series 2025-ROIC, Class E (1)(2)	4,101	4,019
BX Trust 2025-TAIL
7.61% (1 Month Term SOFR + 3.30%, 3.30% Floor), 06/15/2035, Series 2025-TAIL, Class E (1)(2)	1,482	1,482
BX Trust 2025-VLT6
5.75% (1 Month Term SOFR + 1.44%, 1.44% Floor), 03/15/2042, Series 2025-VLT6, Class A (1)(2)	36,532	36,510
6.20% (1 Month Term SOFR + 1.89%, 1.89% Floor), 03/15/2042, Series 2025-VLT6, Class B (1)(2)	10,250	10,238
BXHPP Trust 2021-FILM
5.08% (1 Month Term SOFR + 0.76%, 0.65% Floor), 08/15/2036, Series 2021-FILM, Class A (1)(2)	8,000	7,660
BXMT 2025-FL5 Ltd.
5.95% (1 Month Term SOFR + 1.64%, 1.64% Floor), 10/18/2042, Series 2025-FL5, Class A (1)(2)	710	704
BXP Trust 2017-GM
3.38%, 06/13/2039, Series 2017-GM, Class A (1)	3,800	3,675
CAFL 2023-RTL1 Issuer LLC
7.55%, 12/28/2030, Series 2023-RTL1, Class A1 (1)(3)	7,075	7,135
CAFL 2024-RTL1 Issuer LLC
6.75%, 11/28/2031, Series 2024-RTL1, Class A1 (1)(3)	479	486
Cali 2024-Sun
6.20% (1 Month Term SOFR + 1.89%, 1.89% Floor), 07/15/2041, Series 2024-SUN, Class A (1)(2)	1,230	1,232
Cascade Funding Mortgage Trust
3.00%, 03/25/2035, Series 2025-HB16, Class A (1)(4)	9,489	9,282
Cassia 2022-1 SRL
4.56% (3 Month €STR + 2.50%, 2.50% Floor), 05/22/2034, Series 1A, Class A (1)(2)	EUR 2,367	2,794
Castell 2025-1 Plc
5.77% (Sterling Overnight Index Average + 1.55%), 01/27/2062, Series 1, Class C (2)(19)	GBP 167	229
6.22% (Sterling Overnight Index Average + 2.00%), 01/27/2062, Series 1, Class D (2)(19)	100	137
7.72% (Sterling Overnight Index Average + 3.50%), 01/27/2062, Series 1, Class E (2)(19)	318	437
8.37% (Sterling Overnight Index Average + 4.15%), 01/27/2062, Series 1, Class X1 (2)(19)	288	395
CD 2017-CD6 Mortgage Trust
3.91%, 11/13/2050, Series 2017-CD6, Class B (4)	$193	183
CENT Trust 2023-CITY
6.93% (1 Month Term SOFR + 2.62%, 2.62% Floor), 09/15/2038, Series 2023-CITY, Class A (1)(2)	3,074	3,078
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039, Series 2019-CPT, Class A (1)	3,205	2,922
CFMT 2024-HB14 LLC
3.00%, 06/25/2034, Series 2024-HB14, Class M2 (1)(4)	100	95
3.00%, 06/25/2034, Series 2024-HB14, Class M3 (1)(4)	238	222
CFMT 2024-HB15 LLC
4.00%, 08/25/2034, Series 2024-HB15, Class M2 (1)(4)	982	942
CFMT 2024-R1 LLC
4.00%, 10/25/2054, Series 2024-R1, Class A2 (1)(3)	150	144
4.00%, 10/25/2054, Series 2024-R1, Class A1 (1)(3)	430	422
CFSP 2024-AHP1 Mortgage Trust
6.50%, 04/15/2037, Series 2024-AHP1, Class A	3,163	3,030
Chase Home Lending Mortgage Trust 2023-RPL1
3.50%, 06/25/2062, Series 2023-RPL1, Class A1 (1)(4)	11,214	10,295
Chase Home Lending Mortgage Trust 2023-RPL3
3.25%, 09/25/2063, Series 2023-RPL3, Class A1 (1)(4)	18,606	16,647

The accompanying notes are an integral part of these financial statements.

204

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
Chase Home Lending Mortgage Trust 2024-RPL4
3.38%, 12/25/2064, Series 2024-RPL4, Class A1A (1)(4)	$7,638	$6,827
Chase Home Lending Mortgage Trust 2025-5
6.00%, 04/25/2056, Series 2025-5, Class A5 (1)(4)	1,667	1,673
6.00%, 04/25/2056, Series 2025-5, Class A4 (1)(4)	4,925	4,990
Chase Home Lending Mortgage Trust Series 2024-RPL2
3.25%, 08/25/2064, Series 2024-RPL2, Class A1A (1)(4)	8,043	7,122
Chase Home Lending Mortgage Trust Series 2025-2
5.50%, 12/25/2055, Series 2025-2, Class A4A (1)(4)	27,905	27,992
CHI Commercial Mortgage Trust 2025-SFT
5.66%, 04/15/2042, Series 2025-SFT, Class A (1)(4)	27,085	27,587
6.07%, 04/15/2042, Series 2025-SFT, Class B (1)(4)	9,645	9,782
6.82%, 04/15/2042, Series 2025-SFT, Class C (1)(4)	10,450	10,638
CHL Mortgage Pass-Through Trust 2006-17
6.00%, 12/25/2036, Series 2006-17, Class A6	98	43
CHL Mortgage Pass-Through Trust 2007-J1
6.00%, 02/25/2037, Series 2007-J1, Class 2A1	9,690	3,494
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037, Series 2008-3R, Class 1A1 (1)	4,321	1,940
CHNGE Mortgage Trust 2022-4
6.00%, 10/25/2057, Series 2022-4, Class A1 (1)(3)	166	166
CIM Trust 2019-R3
2.63%, 06/25/2058, Series 2019-R3, Class A (1)(4)	7,278	6,762
CIM Trust 2019-R4
3.00%, 10/25/2059, Series 2019-R4, Class A1 (1)(4)	10,225	9,511
CIM Trust 2020-R1
2.85%, 10/27/2059, Series 2020-R1, Class A1 (1)(4)	14,794	13,177
CIM Trust 2020-R6
2.25%, 12/25/2060, Series 2020-R6, Class A1A (1)(4)	8,244	7,530
CIM Trust 2020-R7
2.25%, 12/27/2061, Series 2020-R7, Class A1A (1)(4)	12,597	11,546
CIM Trust 2021-INV1
2.50%, 07/01/2051, Series 2021-INV1, Class A8 (1)(4)	3,644	3,255
CIM Trust 2021-R1
2.40%, 08/25/2056, Series 2021-R1, Class A2 (1)(4)	11,987	10,898
CIM Trust 2021-R2
2.50%, 01/25/2057, Series 2021-R2, Class A2 (1)(4)	4,986	4,702
CIM Trust 2021-R3
1.95%, 06/25/2057, Series 2021-R3, Class A1A (1)(4)	17,673	16,325
1.95%, 06/25/2057, Series 2021-R3, Class A1 (1)(4)	34,765	31,489
CIM Trust 2021-R4
2.00%, 05/01/2061, Series 2021-R4, Class A1A (1)(4)	19,591	18,003
CIM Trust 2021-R5
2.00%, 08/25/2061, Series 2021-R5, Class A1A (1)(4)	17,884	15,715
CIM Trust 2021-R6
1.43%, 07/25/2061, Series 2021-R6, Class A1 (1)(4)	3,553	3,171
CIM Trust 2022-I1
4.35%, 02/25/2067, Series 2022-I1, Class A1 (1)(4)	14,195	13,978
CIM TRUST 2022-R2
3.75%, 12/25/2061, Series 2022-R2, Class A1 (1)(4)	26,008	24,741
CIM TRUST 2022-R3
4.50%, 03/25/2062, Series 2022-R3, Class A1 (1)(4)	31,854	31,247
CIM Trust 2023-R1
5.40%, 04/25/2062, Series 2023-R1, Class A1A (1)(4)	31,959	31,768
CIM Trust 2023-R3
4.50%, 01/25/2063, Series 2023-R3, Class A1A (1)(4)	26,874	26,730
CIM Trust 2025-I1
5.66%, 10/25/2069, Series 2025-I1, Class A1 (1)(3)	6,456	6,507

The accompanying notes are an integral part of these financial statements.

205

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
6.44%, 10/25/2069, Series 2025-I1, Class M1 (1)(4)	$1,320	$1,337
CIM TRUST 2025-R1
5.00%, 02/25/2099, Series 2025-R1, Class A1 (1)(3)	36,403	35,988
Citadel 2024-1 Plc
5.91% (Sterling Overnight Index Average + 1.45%), 04/28/2060, Series 1, Class B (2)(19)	GBP 177	243
6.21% (Sterling Overnight Index Average + 1.75%), 04/28/2060, Series 1, Class C (2)(19)	186	256
6.91% (Sterling Overnight Index Average + 2.45%), 04/28/2060, Series 1, Class D (2)(19)	203	279
8.21% (Sterling Overnight Index Average + 3.75%), 04/28/2060, Series 1, Class E (2)(19)	198	272
Citigroup Commercial Mortgage Trust 2015-P1
3.23%, 09/15/2048, Series 2015-P1, Class D (1)	$350	335
Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050, Series 2017-P7, Class AS	1,418	1,363
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066, Series 2019-RP1, Class A1 (1)(4)	894	872
Citigroup Mortgage Loan Trust 2024-INV3
0.00%, 10/25/2054, Series 2024-INV3, Class PT (1)(4)	90,121	94,198
Citigroup Mortgage Loan Trust, Inc.
2.50%, 08/25/2050, Series 2020-EXP2, Class A4 (1)(4)	840	720
COAST Commercial Mortgage Trust 2023-2HTL
8.75% (1 Month Term SOFR + 4.44%, 4.44% Floor), 08/15/2036, Series 2023-2HTL, Class D (1)(2)	1,494	1,482
COLT 2020-3 Mortgage Loan Trust
1.51%, 04/27/2065, Series 2020-3, Class A1 (1)(4)	131	128
COLT 2021-5 Mortgage Loan Trust
1.73%, 11/26/2066, Series 2021-5, Class A1 (1)(4)	11,106	10,010
COLT 2021-6 Mortgage Loan Trust
1.91%, 12/25/2066, Series 2021-6, Class A1 (1)(4)	11,661	10,549
COLT 2021-RPL1 Trust
1.67%, 09/25/2061, Series 2021-RPL1, Class A1 (1)(4)	15,025	13,751
COLT 2022-1 Mortgage Loan Trust
4.16%, 12/27/2066, Series 2022-1, Class B2 (1)(4)	582	496
COLT 2022-4 Mortgage Loan Trust
4.30%, 03/25/2067, Series 2022-4, Class A1 (1)(4)	19,176	19,110
COLT 2022-5 Mortgage Loan Trust
4.55%, 04/25/2067, Series 2022-5, Class A1 (1)(4)	25,560	25,613
4.68%, 03/25/2067, Series 2022-5, Class B1 (1)(4)	877	811
COLT 2022-6 Mortgage Loan Trust
4.65%, 06/27/2067, Series 2022-6, Class A1 (1)(3)	5,779	5,757
COLT 2022-8 Mortgage Loan Trust
6.49%, 08/25/2067, Series 2022-8, Class B1 (1)(4)	430	428
COLT 2024-6 Mortgage Loan Trust
5.39%, 11/25/2069, Series 2024-6, Class A1 (1)(3)	1,123	1,124
COLT 2024-INV2 Mortgage Loan Trust
6.42%, 05/25/2069, Series 2024-INV2, Class A1 (1)(3)	825	835
Comm 2013-CCRE13 Mortgage Trust
5.11%, 11/10/2046, Series 2013-CR13, Class C (4)	1,463	1,368
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048, Series 2015-CR24, Class A5	1,096	1,095
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048, Series 2015-DC1, Class AM	1,819	1,786
COMM 2015-LC19 Mortgage Trust
3.83%, 02/10/2048, Series 2015-LC19, Class B (4)	169	166
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036, Series 2016-787S, Class A (1)	2,000	1,965
3.96%, 02/10/2036, Series 2016-787S, Class C (1)(4)	1,000	976
3.96%, 02/10/2036, Series 2016-787S, Class B (1)(4)	1,700	1,667
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050, Series 2017-COR2, Class A3	3,110	3,032

The accompanying notes are an integral part of these financial statements.

206

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
COMM 2024-CBM Mortgage Trust
5.87%, 12/10/2041, Series 2024-CBM, Class A2 (1)(4)	$1,300	$1,322
COMM 2024-WCL1 MORTGAGE TRUST
6.15% (1 Month Term SOFR + 1.84%, 1.84% Floor), 06/15/2041, Series 2024-WCL1, Class A (1)(2)	3,850	3,849
6.90% (1 Month Term SOFR + 2.59%, 2.59% Floor), 06/15/2041, Series 2024-WCL1, Class B (1)(2)	1,003	999
8.80% (1 Month Term SOFR + 4.49%, 4.49% Floor), 06/15/2041, Series 2024-WCL1, Class E (1)(2)	1,166	1,155
Commercial Mortgage Pass-Through Certificate
6.89%, 07/12/2028 (1)(4)	934	980
Commercial Mortgage Pass-Through Certificates
3.40%, 10/05/2030, Series 2012-LTRT, Class A2 (1)	500	480
CONE Trust 2024-DFW1
5.95% (1 Month Term SOFR + 1.64%, 1.64% Floor), 08/15/2041, Series 2024-DFW1, Class A (1)(2)	1,316	1,311
8.20% (1 Month Term SOFR + 3.89%, 3.89% Floor), 08/15/2041, Series 2024-DFW1, Class E (1)(2)	1,191	1,182
Connecticut Avenue Securities Trust 2022-R06
7.06% (30-day Average SOFR + 2.75%), 05/25/2042, Series 2022-R06, Class 1M1 (1)(2)	1,708	1,748
Connecticut Avenue Securities Trust 2023-R08
5.81% (30-day Average SOFR + 1.50%), 10/25/2043, Series 2023-R08, Class 1M1 (1)(2)	958	961
Cross 2024-H3 Mortgage Trust
6.27%, 06/25/2069, Series 2024-H3, Class A1 (1)(3)	7,886	7,971
Cross 2024-H6 Mortgage Trust
5.13%, 09/25/2069, Series 2024-H6, Class A1 (1)(4)	4,816	4,799
Cross 2024-H7 Mortgage Trust
5.59%, 11/25/2069, Series 2024-H7, Class A1 (1)(4)	28,076	28,155
Cross 2025-H1 Mortgage Trust
5.74%, 02/25/2070, Series 2025-H1, Class A1 (1)(4)	8,787	8,829
6.48%, 02/25/2070, Series 2025-H1, Class M1 (1)(4)	1,128	1,140
Cross 2025-H2 Mortgage Trust
5.36%, 03/25/2070, Series 2025-H2, Class A1 (1)(4)	5,414	5,415
Cross 2025-H4 Mortgage Trust
5.60%, 06/25/2070, Series 2025-H4, Class A1 (1)(4)	3,133	3,155
CRSNT Trust 2021-MOON
5.63% (1 Month Term SOFR + 1.31%, 1.20% Floor), 04/15/2036, Series 2021-MOON, Class B (1)(2)	20,000	19,675
5.98% (1 Month Term SOFR + 1.66%, 1.55% Floor), 04/15/2036, Series 2021-MOON, Class C (1)(2)	12,000	11,775
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052, Series 2019-C17, Class A4	6,050	5,627
3.28%, 09/15/2052, Series 2019-C17, Class AS	2,625	2,375
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033, Series 2003-27, Class 4A4	52	54
CSMC 2014-USA OA LLC
4.18%, 09/15/2037, Series 2014-USA, Class B (1)	5,255	4,593
4.34%, 09/15/2037, Series 2014-USA, Class C (1)	400	332
4.37%, 09/15/2037, Series 2014-USA, Class D (1)	6,175	4,671
CSMC 2017-RPL1 Trust
2.97%, 07/25/2057, Series 2017-RPL1, Class M1 (1)(4)	3,070	2,617
CSMC 2021-ADV
6.73% (1 Month Term SOFR + 2.41%, 2.30% Floor), 07/15/2038, Series 2021-ADV, Class C (1)(2)	3,400	1,708
CSMC 2021-BHAR
5.58% (1 Month Term SOFR + 1.26%, 1.15% Floor), 11/15/2038, Series 2021-BHAR, Class A (1)(2)	124	124
5.93% (1 Month Term SOFR + 1.61%, 1.50% Floor), 11/15/2038, Series 2021-BHAR, Class B (1)(2)	380	379
CSMC 2021-NQM8
1.84%, 10/25/2066, Series 2021-NQM8, Class A1 (1)(4)	9,722	8,721
3.26%, 10/25/2066, Series 2021-NQM8, Class M1 (1)(4)	523	389
CSMC 2021-RPL11 Trust
3.74%, 10/25/2061, Series 2021-RP11, Class PT (1)(4)	23,324	15,004
CSMC 2021-RPL6 Trust
2.75%, 10/25/2060, Series 2021-RPL6, Class M1 (1)	8,505	6,687

The accompanying notes are an integral part of these financial statements.

207

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
CSMC 2021-RPL9 Trust
3.78%, 02/25/2061, Series 2021-RPL9, Class A1 (1)(4)	$12,505	$12,384
CSMC 2022-ATH3
4.99%, 08/25/2067, Series 2022-ATH3, Class A1 (1)(4)	6,794	6,764
CSMC 2022-NQM1
2.27%, 11/25/2066, Series 2022-NQM1, Class A1 (1)(4)	13,061	11,879
CSMC 2022-NQM3 Trust
4.27%, 03/25/2067, Series 2022-NQM3, Class A1B (1)(4)	1,314	1,283
CSMC 2022-NQM6 Trust
8.85%, 12/25/2067, Series 2022-NQM6, Class PT (1)(4)	3,710	3,688
CSMC 2022-RPL1 Trust
4.62%, 04/25/2061, Series 2022-RPL1, Class PT (1)(4)	24,433	21,093
CSMC Mortgage-Backed Trust Series 2006-4
6.00%, 05/25/2036, Series 2006-4, Class 1A3	106	56
CSMC Series 2015-6R
3.66% (1 Month Term SOFR + 0.29%, 0.18% Floor), 03/27/2036, Series 2015-6R, Class 5A2 (1)(2)	496	384
CSMCM 2021-RPL11 Trust
3.78%, 10/27/2061, Series 2021-RP11, Class CERT (1)	994	766
CSMCM 2022-RPL1 Trust
4.23%, 04/25/2061, Series 2022-RPL1, Class CERT (1)	1,037	857
CSTL Commercial Mortgage Trust 2024-GATE
4.92%, 11/10/2041, Series 2024-GATE, Class A (1)(4)	3,060	3,058
DBGS 2024-SBL
6.19% (1 Month Term SOFR + 1.88%, 1.88% Floor), 08/15/2034, Series 2024-SBL, Class A (1)(2)	5,008	5,008
DBSG 2024-ALTA Mortgage Trust
6.14%, 06/10/2037, Series 2024-ALTA, Class A (1)(4)	898	914
DBWF 2024-LCRS Mortgage Trust
6.05% (1 Month Term SOFR + 1.74%, 1.74% Floor), 04/15/2037, Series 2024-LCRS, Class A (1)(2)	245	244
DC Commercial Mortgage Trust 2023-DC
6.80%, 09/12/2040, Series 2023-DC, Class B (1)	6,265	6,570
DC Office Trust 2019-MTC
2.97%, 09/15/2045, Series 2019-MTC, Class A (1)	12,545	11,420
DC Trust 2024-HLTN
5.93%, 04/13/2040, Series 2024-HLTN, Class A (1)(4)	290	293
Deephaven Residential Mortgage Trust 2021-1
3.10%, 05/25/2065, Series 2021-1, Class B1 (1)(4)	1,226	1,101
Deephaven Residential Mortgage Trust 2021-2
0.90%, 04/25/2066, Series 2021-2, Class A1 (1)(4)	2,832	2,501
1.21%, 04/25/2066, Series 2021-2, Class A2 (1)(4)	1,401	1,246
Deephaven Residential Mortgage Trust 2022-2
4.30%, 03/25/2067, Series 2022-2, Class A1 (1)(4)	7,479	7,236
4.31%, 03/25/2067, Series 2022-2, Class M1 (1)(4)	526	465
Deephaven Residential Mortgage Trust 2022-3
5.27%, 07/25/2067, Series 2022-3, Class M1 (1)(4)	2,188	2,028
Deephaven Residential Mortgage Trust 2024-1
5.74%, 07/25/2069, Series 2024-1, Class A1 (1)(3)	849	854
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
4.83% (1 Month Term SOFR + 0.51%, 0.40% Floor), 04/25/2035, Series 2005-2, Class 1A1 (2)	1,970	1,785
DK Trust 2024-SPBX
5.81% (1 Month Term SOFR + 1.50%, 1.50% Floor), 03/15/2034, Series 2024-SPBX, Class A (1)(2)	1,670	1,673
DOLP Trust 2021-NYC
2.96%, 05/10/2041, Series 2021-NYC, Class A (1)	11,500	10,234
Dutch Property Finance 2022-1 BV
3.39% (3 Month €STR + 0.75%), 10/28/2059, Series 1, Class A (2)	EUR 7,747	9,135
Dwight 2025-FL1 Issuer LLC
5.96% (1 Month Term SOFR + 1.66%, 1.66% Floor), 09/18/2042, Series 2025-FL1, Class A (1)(2)	$489	488

The accompanying notes are an integral part of these financial statements.

208

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
EFMT 2024-NQM1
5.71%, 11/25/2069, Series 2024-NQM1, Class A1A (1)(3)	$1,564	$1,569
EFMT 2025-CES1
5.73%, 01/25/2060, Series 2025-CES1, Class A1A (1)(3)	29,298	29,550
EFMT 2025-INV1
5.63%, 03/25/2070, Series 2025-INV1, Class A1 (1)(3)	2,147	2,152
EFMT 2025-INV2
5.39%, 05/26/2070, Series 2025-INV2, Class A1 (1)(3)	6,903	6,912
Eleven Madison Trust 2015-11MD Mortgage Trust
3.67%, 09/10/2035, Series 2015-11MD, Class A (1)(4)	5,260	5,192
Ellington Financial Mortgage Trust 2019-2
2.74%, 11/25/2059, Series 2019-2, Class A1 (1)(4)	631	599
3.05%, 11/25/2059, Series 2019-2, Class A3 (1)(4)	388	368
Ellington Financial Mortgage Trust 2020-2
1.18%, 10/25/2065, Series 2020-2, Class A1 (1)(4)	1,740	1,629
Ellington Financial Mortgage Trust 2021-2
1.09%, 06/25/2066, Series 2021-2, Class A2 (1)(4)	3,354	2,810
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066, Series 2021-3, Class A1 (1)(4)	3,494	2,899
Ellington Financial Mortgage Trust 2022-1
2.21%, 01/25/2067, Series 2022-1, Class A1 (1)(4)	12,195	10,569
Ellington Financial Mortgage Trust 2022-4
5.90%, 09/25/2067, Series 2022-4, Class A1 (1)(3)	57,739	57,962
5.91%, 09/25/2067, Series 2022-4, Class B2 (1)(4)	837	724
ELM Trust 2024-ELM
0.24%, 06/10/2039, Series 2024-ELM, Class XP10 (1)(4)	17,902	38
1.61%, 06/10/2039, Series 2024-ELM, Class XP15 (1)(4)	16,215	229
5.99%, 06/10/2039, Series 2024-ELM, Class A15 (1)(4)	1,690	1,703
5.99%, 06/10/2039, Series 2024-ELM, Class A10 (1)(4)	1,690	1,708
8.05%, 06/10/2039, Series 2024-ELM, Class E10 (1)(4)	2,217	2,223
EQT Trust 2024-EXTR
5.33%, 07/05/2041, Series 2024-EXTR, Class A (1)(4)	6,220	6,359
Eurosail-UK 2007-5np Plc
5.13% (Sterling Overnight Index Average + 0.89%), 09/13/2045, Series 2007-5X, Class A1A (2)	GBP 4,887	6,421
Eurosail-UK 2007-6nc Plc
5.06% (Sterling Overnight Index Average + 0.82%), 09/13/2045, Series 2007-6NCX, Class A3A (2)	84	114
Exmoor Funding 2024-1 Plc
6.38% (Sterling Overnight Index Average + 1.90%), 03/25/2094, Series 1, Class C (2)(19)	194	269
7.28% (Sterling Overnight Index Average + 2.80%), 03/25/2094, Series 1, Class D (2)(19)	111	152
Extended Stay America Trust 2021-ESH
5.51% (1 Month Term SOFR + 1.19%, 1.08% Floor), 07/15/2038, Series 2021-ESH, Class A (1)(2)	$67,769	67,790
5.81% (1 Month Term SOFR + 1.49%, 1.38% Floor), 07/15/2038, Series 2021-ESH, Class B (1)(2)	6,051	6,053
6.68% (1 Month Term SOFR + 2.36%, 2.25% Floor), 07/15/2038, Series 2021-ESH, Class D (1)(2)	11,275	11,289
7.28% (1 Month Term SOFR + 2.96%, 2.85% Floor), 07/15/2038, Series 2021-ESH, Class E (1)(2)	4,289	4,299
8.13% (1 Month Term SOFR + 3.81%, 3.70% Floor), 07/15/2038, Series 2021-ESH, Class F (1)(2)	601	601
Fannie Mae
1.50%, 07/01/2040 (14)	5,343	4,747
2.00%, 07/01/2040 (14)	24,674	22,541
2.00%, 07/01/2055 (14)	177,347	140,350
2.50%, 07/01/2040 (14)	10,694	9,982
2.50%, 07/01/2055 (14)	151,583	125,658
3.00%, 05/25/2044 (14)	120,506	104,255
3.50%, 07/01/2055 (14)	439,585	395,717
3.50%, 08/01/2055 (14)	132,500	119,251
4.00%, 07/01/2040 (14)	3,302	3,229
4.00%, 07/01/2055 (14)	314,366	292,275
4.00%, 08/01/2055 (14)	149,000	138,512

The accompanying notes are an integral part of these financial statements.

209

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage -Backed Obligations – 46.72% – (continued)
4.50%, 07/01/2040 (14)	$12,664	$12,582
4.50%, 07/01/2055 (14)	161,486	154,449
5.00%, 07/01/2055 (14)	356,886	349,713
5.00%, 08/01/2055 (14)	744,600	729,285
5.50%, 07/01/2055 (14)	586,584	586,450
5.50%, 08/01/2055 (14)	842,650	841,832
6.00%, 07/01/2055 (14)	495,020	503,001
6.00%, 08/01/2055 (14)	1,239,781	1,258,655
6.50%, 07/01/2055 (14)	2,427	2,506
6.50%, 08/01/2055 (14)	1,340,988	1,382,600
7.00%, 08/13/2055 (14)	34,300	35,979
7.00%, 09/01/2055 (14)	47,000	49,244
Fannie Mae Pool
1.50%, 12/01/2035	357	319
1.50%, 03/01/2036	526	471
1.50%, 05/01/2036	868	778
1.50%, 06/01/2036	3,047	2,724
1.50%, 12/01/2036	2,115	1,885
1.50%, 02/01/2037	896	803
1.50%, 11/01/2041	31,971	26,412
1.50%, 12/01/2041	16,393	13,537
1.50%, 10/01/2050	4,272	3,215
1.50%, 11/01/2050	3,720	2,802
1.50%, 03/01/2051	5,024	3,781
1.50%, 02/01/2052	235	177
2.00%, 06/01/2035	399	368
2.00%, 06/01/2035	801	739
2.00%, 09/01/2035	407	374
2.00%, 02/01/2036	663	609
2.00%, 03/01/2036	715	657
2.00%, 04/01/2036	952	879
2.00%, 05/01/2036	662	611
2.00%, 07/01/2036	1,089	1,001
2.00%, 09/01/2036	1,060	972
2.00%, 09/01/2036	1,152	1,056
2.00%, 11/01/2036	498	460
2.00%, 01/01/2037	485	448
2.00%, 02/01/2037	212	195
2.00%, 02/01/2037	489	451
2.00%, 02/01/2037	1,116	1,025
2.00%, 03/01/2037	591	544
2.00%, 03/01/2037	2,686	2,461
2.00%, 03/01/2037	2,727	2,505
2.00%, 04/01/2037	1,499	1,381
2.00%, 10/01/2040	803	702
2.00%, 05/01/2041	5,344	4,594
2.00%, 06/01/2041	21,150	18,242
2.00%, 12/01/2041	2,475	2,131
2.00%, 02/01/2042	1,072	921
2.00%, 02/01/2042	1,175	1,011
2.00%, 03/01/2042	11,272	9,682
2.00%, 04/01/2042	1,794	1,539
2.00%, 08/01/2050	1,392	1,112
2.00%, 09/01/2050	2,109	1,678
2.00%, 10/01/2050	3,795	3,028
2.00%, 12/01/2050	874	704
2.00%, 12/01/2050	2,832	2,278

The accompanying notes are an integral part of these financial statements.

210

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage -Backed Obligations – 46.72% – (continued)
2.00%, 01/01/2051	$25,616	$20,423
2.00%, 02/01/2051	3,231	2,572
2.00%, 03/01/2051	1,034	833
2.00%, 03/01/2051	1,865	1,500
2.00%, 04/01/2051	579	466
2.00%, 04/01/2051	1,094	882
2.00%, 04/01/2051	1,825	1,468
2.00%, 04/01/2051	2,047	1,648
2.00%, 05/01/2051	52,171	41,505
2.00%, 08/01/2051	5,728	4,592
2.00%, 08/01/2051	7,879	6,249
2.00%, 08/01/2051	9,140	7,253
2.00%, 09/01/2051	13,499	10,709
2.00%, 10/01/2051	37,919	30,053
2.00%, 11/01/2051	1,088	877
2.00%, 11/01/2051	1,367	1,104
2.00%, 11/01/2051	2,525	2,036
2.00%, 11/01/2051	3,749	2,978
2.00%, 11/01/2051	4,197	3,377
2.00%, 11/01/2051	4,725	3,779
2.00%, 11/01/2051	21,275	16,894
2.00%, 12/01/2051	573	468
2.00%, 12/01/2051	1,034	821
2.00%, 12/01/2051	1,415	1,139
2.00%, 12/01/2051	2,157	1,738
2.00%, 12/01/2051	3,222	2,587
2.00%, 12/01/2051	3,302	2,643
2.00%, 12/01/2051	29,029	22,990
2.00%, 12/01/2051	58,566	46,489
2.00%, 01/01/2052	828	658
2.00%, 01/01/2052	2,327	1,876
2.00%, 01/01/2052	2,562	2,065
2.00%, 01/01/2052	3,019	2,434
2.00%, 01/01/2052	3,788	3,057
2.00%, 01/01/2052	93,445	74,153
2.00%, 02/01/2052	1,507	1,217
2.00%, 02/01/2052	1,802	1,453
2.00%, 02/01/2052	3,478	2,804
2.00%, 02/01/2052	5,259	4,171
2.00%, 02/01/2052	7,786	6,265
2.00%, 02/01/2052	14,768	11,882
2.00%, 02/01/2052	113,107	89,774
2.00%, 03/01/2052	1,938	1,563
2.00%, 03/01/2052	2,772	2,230
2.00%, 03/01/2052	5,069	4,065
2.00%, 04/01/2052	38,707	30,747
2.00%, 04/01/2052	75,389	59,827
2.50%, 01/01/2032	429	414
2.50%, 02/01/2035	1,113	1,064
2.50%, 03/01/2036	3,055	2,877
2.50%, 07/01/2050	2,598	2,193
2.50%, 07/01/2050	4,053	3,417
2.50%, 07/01/2050	4,189	3,532
2.50%, 07/01/2050	4,211	3,551
2.50%, 08/01/2050	1,338	1,128
2.50%, 08/01/2050	4,285	3,613

The accompanying notes are an integral part of these financial statements.

211

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage -Backed Obligations – 46.72% – (continued)
2.50%, 08/01/2050	$5,199	$4,384
2.50%, 11/01/2050	897	763
2.50%, 11/01/2050	2,963	2,519
2.50%, 01/01/2051	753	635
2.50%, 02/01/2051	4,015	3,360
2.50%, 02/01/2051	18,834	15,684
2.50%, 02/01/2051	25,806	21,505
2.50%, 02/01/2051	70,395	58,859
2.50%, 09/01/2051	11,791	9,901
2.50%, 11/01/2051	1,880	1,590
2.50%, 11/01/2051	14,034	11,722
2.50%, 12/01/2051	41,421	34,411
2.50%, 01/01/2052	2,130	1,799
2.50%, 01/01/2052	3,626	3,039
2.50%, 01/01/2052	3,769	3,163
2.50%, 01/01/2052	3,813	3,226
2.50%, 01/01/2052	4,638	3,913
2.50%, 01/01/2052	4,706	3,963
2.50%, 01/01/2052	5,173	4,375
2.50%, 01/01/2052	5,815	4,892
2.50%, 01/01/2052	7,010	5,903
2.50%, 01/01/2052	8,728	7,350
2.50%, 02/01/2052	765	651
2.50%, 02/01/2052	1,173	994
2.50%, 02/01/2052	4,151	3,500
2.50%, 02/01/2052	4,927	4,149
2.50%, 02/01/2052	46,965	39,065
2.50%, 02/01/2052	52,388	43,473
2.50%, 04/01/2052	12,509	10,399
2.50%, 04/01/2052	18,505	15,371
3.00%, 09/01/2030	540	528
3.00%, 04/01/2031	2,565	2,498
3.00%, 10/01/2032	2,450	2,379
3.00%, 12/01/2032	687	667
3.00%, 12/01/2032	1,435	1,399
3.00%, 10/01/2033	692	665
3.00%, 11/01/2033	1,962	1,907
3.00%, 02/01/2034	1,092	1,061
3.00%, 12/01/2034	1,718	1,657
3.00%, 01/01/2035	661	637
3.00%, 01/01/2035	1,173	1,132
3.00%, 02/01/2035	1,021	985
3.00%, 02/01/2035	1,538	1,495
3.00%, 11/01/2035	2,327	2,264
3.00%, 11/01/2036	564	531
3.00%, 11/01/2036	743	701
3.00%, 12/01/2036	761	720
3.00%, 03/01/2038	566	534
3.00%, 01/01/2043	1,006	909
3.00%, 02/01/2043	1,484	1,341
3.00%, 04/01/2043	1,128	1,019
3.00%, 06/01/2043	1,146	1,035
3.00%, 08/01/2043	3,397	3,067
3.00%, 09/01/2043	568	512
3.00%, 07/01/2045	2,213	1,980
3.00%, 05/01/2046	2,821	2,507
3.00%, 07/01/2046	666	592

The accompanying notes are an integral part of these financial statements.

212

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage -Backed Obligations – 46.72% – (continued)
3.00%, 09/01/2046	$2,222	$2,008
3.00%, 10/01/2046	785	702
3.00%, 11/01/2046	172	152
3.00%, 11/01/2046	639	567
3.00%, 11/01/2046	766	686
3.00%, 11/01/2046	790	701
3.00%, 11/01/2046	828	738
3.00%, 11/01/2046	1,861	1,653
3.00%, 01/01/2047	861	762
3.00%, 01/01/2047	6,133	5,438
3.00%, 04/01/2047	781	690
3.00%, 04/01/2047	1,006	893
3.00%, 06/01/2047	1,104	991
3.00%, 08/01/2047	4,877	4,360
3.00%, 11/01/2047	2,068	1,841
3.00%, 04/01/2048	8,881	8,016
3.00%, 09/01/2048	663	588
3.00%, 02/01/2049	941	836
3.00%, 08/01/2049	886	791
3.00%, 08/01/2049	18,079	15,845
3.00%, 09/01/2049	11,742	10,393
3.00%, 09/01/2049	14,493	12,854
3.00%, 10/01/2049	24,455	21,557
3.00%, 11/01/2049	17,825	15,808
3.00%, 03/01/2050	945	825
3.00%, 03/01/2050	6,268	5,492
3.00%, 07/01/2050	1,761	1,529
3.00%, 07/01/2050	20,304	17,897
3.00%, 08/01/2050	802	701
3.00%, 08/01/2050	1,535	1,342
3.00%, 10/01/2050	3,089	2,704
3.00%, 04/01/2051	7,262	6,400
3.00%, 03/01/2052	108	93
3.00%, 03/01/2052	232	201
3.00%, 03/01/2052	830	719
3.00%, 03/01/2052	36,605	31,737
3.00%, 04/01/2052	29	25
3.00%, 04/01/2052	232	201
3.00%, 04/01/2052	309	268
3.00%, 04/01/2052	500	434
3.00%, 04/01/2052	1,847	1,599
3.00%, 04/01/2052	1,994	1,733
3.00%, 04/01/2052	6,805	5,896
3.00%, 04/01/2052	60,608	52,541
3.00%, 05/01/2052	373	323
3.00%, 05/01/2052	840	727
3.00%, 05/01/2052	852	737
3.00%, 05/01/2052	874	758
3.00%, 05/01/2052	1,032	895
3.00%, 05/01/2052	9,252	8,020
3.00%, 06/01/2052	45	39
3.00%, 06/01/2052	347	303
3.00%, 06/01/2052	379	328
3.00%, 06/01/2052	430	373
3.00%, 06/01/2052	582	504
3.00%, 06/01/2052	601	520
3.00%, 06/01/2052	876	758

The accompanying notes are an integral part of these financial statements.

213

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage -Backed Obligations – 46.72% – (continued)
3.00%, 06/01/2052	$983	$851
3.00%, 06/01/2052	1,894	1,641
3.00%, 06/01/2052	4,024	3,487
3.00%, 06/01/2052	58,840	50,948
3.00%, 07/01/2052	1,038	899
3.00%, 07/01/2052	1,750	1,515
3.00%, 07/01/2052	1,806	1,566
3.00%, 07/01/2052	39,787	34,460
3.00%, 08/01/2052	14,008	12,139
3.50%, 11/01/2032	320	316
3.50%, 09/01/2033	1,636	1,609
3.50%, 12/01/2033	1,378	1,358
3.50%, 07/01/2034	1,053	1,039
3.50%, 01/01/2038	1,481	1,427
3.50%, 09/01/2042	56	52
3.50%, 12/01/2042	391	364
3.50%, 12/01/2042	505	470
3.50%, 06/01/2043	589	552
3.50%, 06/01/2043	728	678
3.50%, 08/01/2043	38	35
3.50%, 01/01/2044	1,759	1,637
3.50%, 04/01/2045	7	7
3.50%, 06/01/2045	592	550
3.50%, 06/01/2045	708	659
3.50%, 07/01/2045	813	755
3.50%, 09/01/2045	1,287	1,207
3.50%, 11/01/2045	1,600	1,485
3.50%, 02/01/2046	3,087	2,860
3.50%, 06/01/2046	926	860
3.50%, 06/01/2046	1,201	1,114
3.50%, 06/01/2046	1,298	1,205
3.50%, 09/01/2046	1,386	1,285
3.50%, 12/01/2046	499	460
3.50%, 01/01/2047	1,664	1,535
3.50%, 01/01/2047	5,169	4,771
3.50%, 02/01/2047	340	314
3.50%, 07/01/2047	2,209	2,034
3.50%, 08/01/2047	4,719	4,376
3.50%, 11/01/2047	2,309	2,123
3.50%, 12/01/2047	965	885
3.50%, 12/01/2047	1,262	1,159
3.50%, 12/01/2047	1,410	1,300
3.50%, 12/01/2047	1,419	1,302
3.50%, 01/01/2048	1,435	1,323
3.50%, 01/01/2048	2,858	2,623
3.50%, 01/01/2048	3,794	3,478
3.50%, 02/01/2048	591	549
3.50%, 02/01/2048	3,689	3,384
3.50%, 12/01/2048	7,915	7,290
3.50%, 06/01/2049	4,123	3,800
3.50%, 09/01/2049	1,728	1,585
3.50%, 07/01/2050	3,555	3,245
3.50%, 01/01/2051	10,331	9,407
3.50%, 07/01/2051	2,409	2,184
3.50%, 05/01/2052	17,179	15,496
3.50%, 06/01/2052	25,436	23,055
3.50%, 04/01/2053	23,296	20,992

The accompanying notes are an integral part of these financial statements.

214

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage -Backed Obligations – 46.72% – (continued)
4.00%, 02/01/2039	$62	$61
4.00%, 11/01/2040	784	763
4.00%, 01/01/2042	967	933
4.00%, 03/01/2042	1,032	996
4.00%, 06/01/2042	3,789	3,644
4.00%, 08/01/2042	781	750
4.00%, 02/01/2043	116	112
4.00%, 12/01/2043	809	779
4.00%, 06/01/2045	1,695	1,587
4.00%, 10/01/2045	795	754
4.00%, 12/01/2045	1,343	1,272
4.00%, 03/01/2046	3,935	3,738
4.00%, 09/01/2046	424	399
4.00%, 12/01/2046	1,468	1,391
4.00%, 02/01/2047	798	756
4.00%, 02/01/2047	1,204	1,142
4.00%, 03/01/2047	498	469
4.00%, 04/01/2047	113	107
4.00%, 04/01/2047	502	475
4.00%, 05/01/2047	14	13
4.00%, 05/01/2047	565	535
4.00%, 06/01/2047	538	510
4.00%, 07/01/2047	494	468
4.00%, 08/01/2047	12	12
4.00%, 08/01/2047	571	541
4.00%, 08/01/2047	810	768
4.00%, 08/01/2047	4,581	4,339
4.00%, 09/01/2047	88	83
4.00%, 10/01/2047	2,507	2,375
4.00%, 01/01/2048	32	31
4.00%, 03/01/2048	70	66
4.00%, 04/01/2048	56	53
4.00%, 04/01/2048	157	149
4.00%, 05/01/2048	186	176
4.00%, 06/01/2048	2,847	2,695
4.00%, 07/01/2048	116	110
4.00%, 07/01/2048	130	123
4.00%, 07/01/2048	2,147	2,032
4.00%, 08/01/2048	8	8
4.00%, 08/01/2048	37	35
4.00%, 08/01/2048	136	128
4.00%, 09/01/2048	13	12
4.00%, 09/01/2048	49	46
4.00%, 09/01/2048	84	79
4.00%, 09/01/2048	908	859
4.00%, 09/01/2048	8,479	8,023
4.00%, 10/01/2048	377	357
4.00%, 11/01/2048	19	18
4.00%, 11/01/2048	156	147
4.00%, 12/01/2048	52	49
4.00%, 12/01/2048	110	104
4.00%, 12/01/2048	462	436
4.00%, 01/01/2049	2,382	2,258
4.00%, 02/01/2049	1,926	1,822
4.00%, 03/01/2049	266	252
4.00%, 06/01/2049	2,235	2,106
4.00%, 08/01/2049	68	64

The accompanying notes are an integral part of these financial statements.

215

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage -Backed Obligations – 46.72% – (continued)
4.00%, 09/01/2049	$3,492	$3,294
4.00%, 10/01/2049	63	60
4.00%, 11/01/2049	270	255
4.00%, 11/01/2049	502	472
4.00%, 12/01/2049	330	311
4.00%, 12/01/2049	428	404
4.00%, 02/01/2050	3,692	3,494
4.00%, 03/01/2050	1,421	1,334
4.00%, 03/01/2050	3,718	3,504
4.00%, 04/01/2050	108	101
4.00%, 04/01/2050	569	533
4.00%, 05/01/2050	508	477
4.00%, 05/01/2050	1,403	1,324
4.00%, 06/01/2050	1,948	1,830
4.00%, 08/01/2050	619	581
4.00%, 08/01/2050	48,082	45,195
4.00%, 11/01/2050	47	45
4.00%, 11/01/2050	146	137
4.00%, 01/01/2051	175	164
4.00%, 01/01/2051	7,212	6,802
4.00%, 03/01/2051	933	879
4.00%, 05/01/2052	3,153	2,938
4.00%, 06/01/2052	16,017	14,925
4.00%, 07/01/2052	19,239	17,898
4.00%, 09/01/2052	19,177	17,869
4.00%, 01/01/2053	18,564	17,297
4.00%, 01/01/2053	23,723	22,105
4.50%, 11/01/2035	91	90
4.50%, 11/01/2040	682	679
4.50%, 05/01/2041	1,146	1,140
4.50%, 05/01/2041	1,832	1,823
4.50%, 06/01/2045	119	116
4.50%, 02/01/2046	646	632
4.50%, 03/01/2046	554	544
4.50%, 09/01/2046	916	899
4.50%, 02/01/2047	2,636	2,621
4.50%, 05/01/2047	1,500	1,492
4.50%, 11/01/2047	1,035	1,009
4.50%, 04/01/2048	553	536
4.50%, 05/01/2048	1,465	1,421
4.50%, 05/01/2048	3,560	3,455
4.50%, 08/01/2048	295	287
4.50%, 08/01/2048	2,427	2,349
4.50%, 09/01/2048	797	775
4.50%, 11/01/2048	419	407
4.50%, 12/01/2048	1,029	1,000
4.50%, 05/01/2049	1,601	1,556
4.50%, 09/01/2049	3,796	3,690
4.50%, 01/01/2050	2,096	2,037
4.50%, 07/01/2052	658	631
4.50%, 08/01/2052	6,725	6,484
4.50%, 10/01/2052	889	852
4.50%, 10/01/2052	902	865
4.50%, 10/01/2052	21,784	20,878
4.50%, 10/01/2052	50,061	47,978
4.50%, 11/01/2052	19,329	18,526
4.50%, 02/01/2053	2,150	2,061

The accompanying notes are an integral part of these financial statements.

216

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage -Backed Obligations – 46.72% – (continued)
4.50%, 02/01/2053	$4,447	$4,263
4.50%, 03/01/2053	11,183	10,704
4.50%, 05/01/2053	556	533
4.50%, 05/01/2053	79,329	75,906
4.50%, 08/01/2053	79,415	76,065
4.50%, 09/01/2053	921	882
4.50%, 03/01/2054	13,410	12,847
5.00%, 11/01/2044	991	1,004
5.00%, 07/01/2052	1,148	1,138
5.00%, 07/01/2052	1,417	1,406
5.00%, 07/01/2052	2,052	2,026
5.00%, 12/01/2052	662	653
5.00%, 01/01/2053	866	858
5.00%, 01/01/2053	5,039	4,978
5.00%, 04/01/2053	5,362	5,312
5.00%, 04/01/2053	29,509	29,015
5.00%, 08/01/2053	46,620	45,806
5.00%, 10/01/2053	694	682
5.00%, 11/01/2053	79,610	78,191
5.00%, 05/01/2054	809	793
5.00%, 06/01/2054	41,787	41,026
5.00%, 08/01/2054	137	134
5.50%, 05/01/2034	527	540
5.50%, 12/01/2039	105	108
5.50%, 03/01/2040	597	611
5.50%, 06/01/2041	97	99
5.50%, 02/01/2042	394	404
5.50%, 10/01/2043	190	194
5.50%, 05/01/2044	2,259	2,329
5.50%, 12/01/2052	327	329
5.50%, 12/01/2052	577	578
5.50%, 01/01/2053	89	89
5.50%, 01/01/2053	503	504
5.50%, 01/01/2053	1,209	1,220
5.50%, 01/01/2053	1,666	1,673
5.50%, 02/01/2053	982	984
5.50%, 02/01/2053	2,087	2,089
5.50%, 02/01/2053	2,587	2,597
5.50%, 02/01/2053	8,899	8,921
5.50%, 03/01/2053	271	271
5.50%, 03/01/2053	1,372	1,379
5.50%, 03/01/2053	2,521	2,526
5.50%, 04/01/2053	854	855
5.50%, 05/01/2053	812	819
5.50%, 05/01/2053	865	871
5.50%, 05/01/2053	3,298	3,326
5.50%, 05/01/2053	3,515	3,524
5.50%, 05/01/2053	4,181	4,217
5.50%, 05/01/2053	50,492	50,573
5.50%, 06/01/2053	204	204
5.50%, 06/01/2053	2,804	2,828
5.50%, 06/01/2053	94,421	94,560
5.50%, 07/01/2053	1,157	1,158
5.50%, 07/01/2053	3,533	3,538
5.50%, 09/01/2053	394	394
5.50%, 10/01/2053	11,956	11,969
5.50%, 11/01/2053	1,265	1,268

The accompanying notes are an integral part of these financial statements.

217

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage -Backed Obligations – 46.72% – (continued)
5.50%, 02/01/2054	$1,925	$1,931
5.50%, 02/01/2054	4,002	4,003
5.50%, 03/01/2054	1,170	1,170
5.81%, 06/01/2031	1,914	1,984
6.00%, 09/01/2029	2,841	2,887
6.00%, 07/01/2041	2,023	2,121
6.00%, 11/01/2052	502	514
6.00%, 11/01/2052	2,120	2,169
6.00%, 11/01/2052	2,970	3,039
6.00%, 12/01/2052	65	66
6.00%, 12/01/2052	3,540	3,622
6.00%, 12/01/2052	24,273	24,713
6.00%, 01/01/2053	2,983	3,039
6.00%, 01/01/2053	7,223	7,391
6.00%, 02/01/2053	49	50
6.00%, 03/01/2053	4,286	4,366
6.00%, 04/01/2053	1,704	1,748
6.00%, 04/01/2053	7,424	7,565
6.00%, 05/01/2053	444	455
6.00%, 05/01/2053	973	998
6.00%, 05/01/2053	2,996	3,073
6.00%, 06/01/2053	117	119
6.00%, 07/01/2053	3,011	3,064
6.00%, 07/01/2053	4,368	4,480
6.00%, 08/01/2053	130	133
6.00%, 08/01/2053	8,689	8,863
6.00%, 09/01/2053	104	106
6.00%, 09/01/2053	210	213
6.00%, 10/01/2053	21,708	22,093
6.00%, 12/01/2053	10,871	11,062
6.00%, 01/01/2054	51	52
6.00%, 02/01/2054	1,039	1,057
6.00%, 03/01/2054	1,373	1,396
6.00%, 04/01/2054	94	96
6.00%, 04/01/2054	868	888
6.00%, 05/01/2054	91	93
6.00%, 05/01/2054	139	141
6.00%, 06/01/2054	45,416	46,177
6.00%, 07/01/2054	37,760	38,389
6.00%, 09/01/2054	35	35
6.00%, 09/01/2054	36	36
6.00%, 09/01/2054	904	919
6.00%, 10/01/2054	293	298
6.50%, 09/01/2053	287	298
6.50%, 09/01/2053	1,169	1,222
6.50%, 09/01/2053	9,485	9,829
6.50%, 10/01/2053	251	261
6.50%, 10/01/2053	964	999
6.50%, 10/01/2053	3,192	3,333
6.50%, 10/01/2053	3,602	3,722
6.50%, 11/01/2053	58	60
6.50%, 11/01/2053	5,458	5,659
6.50%, 11/01/2053	45,888	47,396
6.50%, 12/01/2053	87	90
6.50%, 12/01/2053	152	157
6.50%, 12/01/2053	5,985	6,196
6.50%, 12/01/2053	7,420	7,663

The accompanying notes are an integral part of these financial statements.

218

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage -Backed Obligations – 46.72% – (continued)
6.50%, 01/01/2054	$43,184	$44,602
6.50%, 02/01/2054	128	132
6.50%, 02/01/2054	6,803	7,058
6.50%, 03/01/2054	3,528	3,644
6.50%, 06/01/2054	7,715	7,969
6.50%, 07/01/2054	12,586	13,000
Fannie Mae REMICS
3.00%, 09/25/2049, Series 2019-52, Class PA	282	251
3.50%, 03/25/2042, Series 2012-20, Class ZT	1,666	1,580
3.50%, 06/25/2047, Series 2018-38, Class PA	2,006	1,967
3.50%, 12/25/2047, Series 2017-100, Class ZJ	2,046	1,823
4.00%, 05/25/2047, Series 2018-86, Class JA	479	476
4.92% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 01/25/2050, Series 2019-79, Class FA (2)	1,664	1,617
5.25% (30-day Average SOFR + 0.90%, 0.90% Floor), 12/25/2050, Series 2024-10, Class AF (2)	2,624	2,628
Fashion Show Mall LLC
5.27%, 10/10/2041, Series 2024-SHOW, Class A (1)(4)	182	183
First Horizon Alternative Mortgage Securities Trust 2005-AA12
4.94%, 02/25/2036, Series 2005-AA12, Class 2A1 (4)	136	83
Flagstar Mortgage Trust 2017-2
3.98%, 10/25/2047, Series 2017-2, Class B1 (1)(4)	1,060	980
Flagstar Mortgage Trust 2020-1NV
5.28% (1 Month Term SOFR + 0.96%, 6.00% Cap), 03/25/2050, Series 2020-1INV, Class A11 (1)(2)	613	587
Flagstar Mortgage Trust 2021-5INV
2.50%, 07/25/2051, Series 2021-5INV, Class A16 (1)(4)	3,256	2,632
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU
5.76% (1 Month Term SOFR + 1.45%, 1.45% Floor), 12/15/2039, Series 2024-FBLU, Class A (1)(2)	1,329	1,329
8.56% (1 Month Term SOFR + 4.25%, 4.25% Floor), 12/15/2039, Series 2024-FBLU, Class F (1)(2)	154	154
9.96% (1 Month Term SOFR + 5.65%, 5.65% Floor), 12/15/2039, Series 2024-FBLU, Class G (1)(2)	831	830
Freddie Mac Gold Pool
3.00%, 02/01/2038	892	842
3.00%, 04/01/2046	49	43
3.00%, 06/01/2046	1,781	1,584
3.00%, 08/01/2046	2,214	1,969
3.00%, 09/01/2046	6,675	5,936
3.00%, 10/01/2046	2,164	1,923
3.00%, 11/01/2046	2,413	2,143
3.00%, 12/01/2046	1,665	1,479
3.00%, 01/01/2047	3,013	2,680
3.00%, 02/01/2047	2,999	2,661
3.00%, 03/01/2047	1,782	1,580
3.00%, 04/01/2047	1,095	970
3.50%, 07/01/2043	130	121
3.50%, 10/01/2045	3,867	3,598
3.50%, 06/01/2046	1,550	1,433
3.50%, 08/01/2046	2,412	2,245
3.50%, 08/01/2046	7,063	6,550
3.50%, 11/01/2046	579	535
3.50%, 02/01/2047	289	266
3.50%, 04/01/2047	1,122	1,036
3.50%, 09/01/2047	3,867	3,562
3.50%, 10/01/2047	848	781
3.50%, 11/01/2047	580	533
3.50%, 11/01/2047	956	878
3.50%, 12/01/2047	12,737	11,764
3.50%, 01/01/2048	686	630
3.50%, 01/01/2048	8,851	8,135

The accompanying notes are an integral part of these financial statements.

219

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage -Backed Obligations – 46.72% – (continued)
3.50%, 02/01/2048	$607	$557
4.00%, 01/01/2045	655	627
4.00%, 12/01/2045	1,330	1,268
4.00%, 03/01/2048	3,106	2,945
4.00%, 07/01/2048	3,344	3,170
4.00%, 11/01/2048	13,161	12,476
4.50%, 05/01/2044	109	108
4.50%, 06/01/2045	279	274
4.50%, 02/01/2046	309	303
4.50%, 05/01/2046	316	310
4.50%, 06/01/2046	324	318
4.50%, 02/01/2047	258	253
4.50%, 12/01/2047	860	838
4.50%, 10/01/2048	1,981	1,929
5.00%, 07/01/2048	390	391
5.00%, 08/01/2048	189	189
5.00%, 09/01/2048	124	124
5.00%, 10/01/2048	549	547
5.00%, 11/01/2048	765	764
5.50%, 08/01/2041	2,268	2,327
8.00%, 04/01/2032	68	71
Freddie Mac Multiclass Certificates Series 2024-P015
4.45%, 11/25/2032, Series 2024-P015, Class A1 (4)	777	761
Freddie Mac Multifamily Structured Pass-Through Certificates
0.74%, 01/25/2031, Series KLU1, Class X1 (4)	133,494	1,754
1.05%, 04/25/2034, Series K-1512, Class X1 (4)	18,641	973
3.61%, 10/25/2046, Series Q010, Class APT3 (4)	159	157
5.03%, 10/25/2031, Series KJ48, Class A2	805	825
7.39%, 12/25/2047, Series Q010, Class APT2 (4)	43	43
Freddie Mac Pool
1.50%, 04/01/2036	658	589
1.50%, 04/01/2036	4,152	3,713
1.50%, 05/01/2036	923	825
1.50%, 08/01/2050	1,636	1,241
1.50%, 10/01/2050	4,110	3,094
1.50%, 06/01/2051	4,706	3,540
2.00%, 09/01/2035	1,174	1,080
2.00%, 01/01/2036	2,430	2,240
2.00%, 02/01/2036	1,312	1,212
2.00%, 02/01/2036	2,591	2,386
2.00%, 03/01/2036	480	442
2.00%, 05/01/2036	2,793	2,580
2.00%, 06/01/2036	2,973	2,744
2.00%, 07/01/2036	1,266	1,168
2.00%, 04/01/2037	936	860
2.00%, 09/01/2040	7,953	6,887
2.00%, 10/01/2040	6,331	5,478
2.00%, 05/01/2041	1,394	1,202
2.00%, 02/01/2042	727	624
2.00%, 03/01/2042	2,699	2,301
2.00%, 04/01/2042	766	656
2.00%, 04/01/2042	4,394	3,786
2.00%, 08/01/2050	549	441
2.00%, 09/01/2050	820	655
2.00%, 11/01/2050	1,007	811
2.00%, 02/01/2051	33,004	26,282
2.00%, 03/01/2051	6,634	5,279

The accompanying notes are an integral part of these financial statements.

220

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
2.00%, 04/01/2051	$3,320	$2,676
2.00%, 04/01/2051	69,049	54,940
2.00%, 05/01/2051	1,824	1,469
2.00%, 05/01/2051	37,747	30,030
2.00%, 07/01/2051	7,150	5,786
2.00%, 09/01/2051	422	339
2.00%, 09/01/2051	2,139	1,713
2.00%, 10/01/2051	574	457
2.00%, 10/01/2051	7,082	5,655
2.00%, 12/01/2051	334	272
2.00%, 12/01/2051	844	679
2.00%, 12/01/2051	1,769	1,422
2.00%, 12/01/2051	2,226	1,794
2.00%, 01/01/2052	3,886	3,136
2.00%, 01/01/2052	5,314	4,282
2.00%, 01/01/2052	17,092	13,753
2.00%, 02/01/2052	237	191
2.00%, 02/01/2052	742	595
2.00%, 02/01/2052	1,969	1,588
2.00%, 04/01/2052	32,426	25,733
2.00%, 05/01/2052	38,141	30,225
2.00%, 06/01/2052	29,658	23,517
2.50%, 01/01/2035	9,210	8,690
2.50%, 01/01/2036	783	737
2.50%, 01/01/2036	1,360	1,279
2.50%, 07/01/2050	711	599
2.50%, 02/01/2051	6,120	5,193
2.50%, 05/01/2051	3,606	3,066
2.50%, 05/01/2051	16,677	14,068
2.50%, 11/01/2051	3,547	3,002
2.50%, 11/01/2051	15,997	13,513
2.50%, 12/01/2051	8,925	7,517
2.50%, 01/01/2052	11,021	9,258
2.50%, 01/01/2052	11,466	9,650
2.50%, 01/01/2052	32,004	26,611
2.50%, 02/01/2052	67,677	56,272
2.50%, 04/01/2052	17,672	14,884
2.50%, 04/01/2052	116,597	96,916
2.50%, 05/01/2052	42,462	35,324
3.00%, 05/01/2031	1,975	1,928
3.00%, 11/01/2034	602	581
3.00%, 09/01/2046	5,651	5,019
3.00%, 05/01/2047	2,218	1,977
3.00%, 09/01/2049	980	874
3.00%, 11/01/2049	6,942	6,173
3.00%, 01/01/2050	5,603	4,938
3.00%, 01/01/2050	21,512	19,078
3.00%, 02/01/2050	2,798	2,386
3.00%, 02/01/2050	6,054	5,340
3.00%, 04/01/2050	4,177	3,681
3.00%, 07/01/2050	19,060	16,800
3.00%, 08/01/2050	3,757	3,311
3.00%, 12/01/2050	6,428	5,672
3.00%, 01/01/2052	42	36
3.00%, 02/01/2052	68	59
3.00%, 03/01/2052	799	692
3.00%, 03/01/2052	57,300	49,674

The accompanying notes are an integral part of these financial statements.

221

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
3.00%, 04/01/2052	$42	$37
3.00%, 04/01/2052	415	360
3.00%, 04/01/2052	754	653
3.00%, 04/01/2052	824	714
3.00%, 04/01/2052	852	739
3.00%, 04/01/2052	26,418	22,881
3.00%, 05/01/2052	28	24
3.00%, 05/01/2052	842	729
3.00%, 05/01/2052	1,261	1,092
3.00%, 05/01/2052	32,703	28,347
3.00%, 06/01/2052	29	25
3.00%, 06/01/2052	268	232
3.00%, 06/01/2052	908	786
3.00%, 06/01/2052	1,059	918
3.00%, 06/01/2052	1,205	1,044
3.00%, 06/01/2052	11,807	10,222
3.00%, 06/01/2052	64,833	56,131
3.00%, 07/01/2052	39	34
3.00%, 07/01/2052	847	735
3.00%, 07/01/2052	1,748	1,516
3.00%, 07/01/2052	3,113	2,697
3.00%, 07/01/2052	229,785	199,154
3.00%, 08/01/2052	5,752	4,986
3.00%, 01/01/2053	51,583	44,658
3.50%, 06/01/2033	2,118	2,087
3.50%, 06/01/2042	24	22
3.50%, 06/01/2046	238	220
3.50%, 11/01/2047	9,730	8,967
3.50%, 12/01/2047	123	112
3.50%, 03/01/2048	2,863	2,630
3.50%, 08/01/2049	1,784	1,629
3.50%, 01/01/2050	343	314
3.50%, 11/01/2050	1,709	1,558
3.50%, 05/01/2052	180	162
3.50%, 06/01/2052	46,284	41,749
3.50%, 11/01/2052	44,501	40,132
4.00%, 08/01/2038	245	241
4.00%, 11/01/2042	245	236
4.00%, 05/01/2047	140	133
4.00%, 04/01/2048	158	149
4.00%, 07/01/2048	8	7
4.00%, 07/01/2048	183	173
4.00%, 07/01/2048	414	392
4.00%, 11/01/2048	231	218
4.00%, 12/01/2048	209	197
4.00%, 12/01/2049	1,309	1,233
4.00%, 01/01/2050	1,637	1,540
4.00%, 02/01/2050	1,060	1,001
4.00%, 03/01/2050	58	54
4.00%, 03/01/2050	116	110
4.00%, 03/01/2050	3,821	3,619
4.00%, 05/01/2050	30	28
4.00%, 05/01/2050	55	52
4.00%, 06/01/2050	71	67
4.00%, 06/01/2050	438	410
4.00%, 05/01/2051	165	154
4.00%, 09/01/2051	54	50

The accompanying notes are an integral part of these financial statements.

222

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
4.00%, 07/01/2052	$7,250	$6,755
4.00%, 08/01/2052	32,274	30,072
4.00%, 09/01/2052	19,513	18,178
4.00%, 09/01/2052	30,004	27,957
4.00%, 10/01/2052	86,619	80,700
4.00%, 11/01/2052	34,569	32,207
4.00%, 02/01/2053	11,952	11,119
4.50%, 03/01/2050	1,184	1,144
4.50%, 07/01/2052	3,632	3,480
4.50%, 07/01/2052	18,893	18,084
4.50%, 08/01/2052	1,210	1,159
4.50%, 08/01/2052	76,349	73,166
4.50%, 09/01/2052	22,842	21,891
4.50%, 10/01/2052	898	861
4.50%, 11/01/2052	1,815	1,746
4.50%, 06/01/2053	942	902
4.50%, 07/01/2053	51,603	49,413
4.50%, 08/01/2053	13,076	12,524
4.50%, 09/01/2053	911	873
5.00%, 12/01/2041	464	470
5.00%, 03/01/2042	124	128
5.00%, 03/01/2044	160	160
5.00%, 06/01/2052	148	146
5.00%, 07/01/2052	1,974	1,958
5.00%, 08/01/2052	5,783	5,709
5.00%, 09/01/2052	226	223
5.00%, 10/01/2052	692	682
5.00%, 10/01/2052	46,066	45,368
5.00%, 11/01/2052	1,395	1,383
5.00%, 12/01/2052	1,532	1,518
5.00%, 12/01/2052	1,791	1,774
5.00%, 12/01/2052	2,966	2,939
5.00%, 01/01/2053	1,857	1,840
5.00%, 02/01/2053	567	562
5.00%, 04/01/2053	4,646	4,573
5.00%, 06/01/2053	34,765	34,146
5.00%, 08/01/2053	541	532
5.00%, 11/01/2053	2,816	2,765
5.00%, 11/01/2053	23,777	23,353
5.00%, 12/01/2053	32,859	32,268
5.00%, 06/01/2054	2,262	2,218
5.50%, 08/01/2026 (15)	0	0
5.50%, 09/01/2052	476	478
5.50%, 01/01/2053	424	425
5.50%, 01/01/2053	439	443
5.50%, 01/01/2053	2,011	2,028
5.50%, 01/01/2053	15,319	15,364
5.50%, 02/01/2053	546	547
5.50%, 02/01/2053	1,145	1,152
5.50%, 03/01/2053	35	35
5.50%, 03/01/2053	3,535	3,565
5.50%, 03/01/2053	4,509	4,519
5.50%, 04/01/2053	13,083	13,104
5.50%, 05/01/2053	918	921
5.50%, 05/01/2053	3,437	3,467
5.50%, 05/01/2053	3,999	4,033
5.50%, 06/01/2053	156,116	156,346

The accompanying notes are an integral part of these financial statements.

223

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
5.50%, 07/01/2053	$799	$800
5.50%, 07/01/2053	1,882	1,886
5.50%, 07/01/2053	10,387	10,397
5.50%, 07/01/2053	16,099	16,125
5.50%, 08/01/2053	622	624
5.50%, 11/01/2053	132,583	132,852
5.50%, 12/01/2053	5,387	5,391
6.00%, 11/01/2052	451	462
6.00%, 01/01/2053	2,226	2,266
6.00%, 01/01/2053	7,885	8,040
6.00%, 02/01/2053	1,264	1,287
6.00%, 03/01/2053	64	65
6.00%, 03/01/2053	776	790
6.00%, 04/01/2053	772	790
6.00%, 04/01/2053	1,385	1,420
6.00%, 04/01/2053	3,764	3,837
6.00%, 05/01/2053	1,243	1,274
6.00%, 05/01/2053	3,189	3,267
6.00%, 06/01/2053	282	287
6.00%, 06/01/2053	2,750	2,821
6.00%, 08/01/2053	4,034	4,106
6.00%, 09/01/2053	30	30
6.00%, 10/01/2053	33,468	34,052
6.00%, 12/01/2053	85	87
6.00%, 02/01/2054	3,251	3,307
6.00%, 03/01/2054	86,459	87,883
6.00%, 06/01/2054	30	30
6.00%, 06/01/2054	32,364	32,906
6.00%, 07/01/2054	248	253
6.00%, 07/01/2054	51,547	52,426
6.00%, 08/01/2054	3,162	3,214
6.50%, 10/01/2053	1,300	1,344
6.50%, 10/01/2053	4,390	4,582
6.50%, 11/01/2053	50	52
6.50%, 11/01/2053	394	408
6.50%, 11/01/2053	1,400	1,457
6.50%, 12/01/2053	238	246
6.50%, 12/01/2053	14,239	14,707
6.50%, 12/01/2053	17,387	18,011
6.50%, 02/01/2054	3,386	3,497
6.50%, 03/01/2054	1,312	1,357
6.50%, 03/01/2054	1,880	1,947
6.50%, 07/01/2054	407	423
Freddie Mac REMICS
3.00%, 01/15/2049, Series 4896, Class DA	503	446
3.00%, 04/15/2049, Series 4879, Class BC	1,783	1,598
4.00%, 01/15/2048, Series 4750, Class Z	11,227	10,354
5.61% (30-day Average SOFR + 1.30%, 1.30% Floor, 6.50% Cap), 11/25/2054, Series 5473, Class BF (2)	9,151	9,164
5.66% (30-day Average SOFR + 1.35%, 1.35% Floor, 6.50% Cap), 01/25/2055, Series 5513, Class FD (2)	22,217	22,263
5.71% (30-day Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 03/25/2055, Series 5516, Class FC (2)	52,454	52,585
Freddie Mac STACR REMIC Trust 2021-DNA6
5.81% (30-day Average SOFR + 1.50%), 10/25/2041, Series 2021-DNA6, Class M2 (1)(2)	16,857	16,921
Freddie Mac STACR REMIC Trust 2022-DNA7
9.31% (30-day Average SOFR + 5.00%), 03/25/2052, Series 2022-DNA7, Class M1B (1)(2)	9,000	9,728
Freddie Mac STACR REMIC Trust 2023-DNA2
6.41% (30-day Average SOFR + 2.10%), 04/25/2043, Series 2023-DNA2, Class M1A (1)(2)	2,636	2,677

The accompanying notes are an integral part of these financial statements.

224

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
Freddie Mac Strips
3.00%, 09/15/2044, Series 337, Class 300	$29,743	$27,119
Freddie Mac Whole Loan Securities Trust
3.65%, 12/25/2046, Series 2017-SC01, Class M1 (1)(4)	520	511
FREMF 2019-K736 Mortgage Trust
3.86%, 07/25/2026, Series 2019-K736, Class B (1)(4)	5,440	5,360
FREMF 2019-K94 Mortgage Trust
4.10%, 07/25/2052, Series 2019-K94, Class B (1)(4)	2,800	2,682
FREMF 2019-K98 Mortgage Trust
3.86%, 10/25/2052, Series 2019-K98, Class B (1)(4)	2,895	2,750
FS Rialto 2022-Fl4 Issuer LLC
6.20% (30-day Average SOFR + 1.90%, 1.90% Floor), 01/19/2039, Series 2022-FL4, Class A (1)(2)	1,654	1,655
FS Rialto 2024-FL9 Issuer LLC
5.95% (1 Month Term SOFR + 1.63%, 1.63% Floor), 10/19/2039, Series 2024-FL9, Class A (1)(2)	1,711	1,707
FS Rialto 2025-FL10 Issuer LLC
5.70% (1 Month Term SOFR + 1.39%, 1.39% Floor), 08/19/2042, Series 2025-FL10, Class A (1)(2)	610	608
Gaea Mortgage Loan Trust 2025-A
6.75%, 02/25/2030, Series 2025-A, Class A (1)(4)	840	824
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058, Series 2018-2, Class A22 (1)(4)	201	189
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059, Series 2019-1, Class A22 (1)(4)	205	195
Galton Funding Mortgage Trust 2019-H1
2.96%, 10/25/2059, Series 2019-H1, Class A3 (1)(4)	705	699
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068, Series 2019-RPL1, Class A1 (1)(4)	1,010	979
GCAT 2021-NQM3 Trust
3.47%, 05/25/2066, Series 2021-NQM3, Class B1 (1)(4)	578	421
GCAT 2022-CM1 Trust
2.89%, 12/27/2066, Series 2022-HX1, Class A1 (1)(4)	128	120
GCAT 2022-NQM2 Trust
4.20%, 02/25/2067, Series 2022-NQM2, Class M1 (1)(4)	363	302
GCAT 2023-NQM4 Trust
4.25%, 05/25/2067, Series 2023-NQM4, Class A1 (1)(4)	2,031	1,928
GCAT 2025-INV2 Trust
6.00%, 05/25/2055, Series 2025-INV2, Class A1 (1)(4)	21,765	21,964
GFH 2025-IND Mortgage Trust
5.15%, 06/15/2033, Series 2025-IND, Class A (1)	15,565	15,617
Ginnie Mae
1.05%, 01/16/2061, Series 2021-17, Class IO (4)	12,160	964
1.25%, 01/16/2061, Series 2021-31, Class B	9,327	6,761
1.29%, 03/16/2063, Series 2021-36, Class IO (4)	57,200	4,737
1.40%, 06/16/2063, Series 2021-21, Class AH	8,576	6,612
1.50%, 06/16/2063, Series 2021-2, Class AH	12,607	9,173
2.00%, 07/01/2055 (14)	53,613	43,652
2.25%, 04/16/2065, Series 2023-119, Class AD	865	698
2.50%, 07/01/2055 (14)	195,455	166,027
3.00%, 11/16/2044, Series 2015-8, Class LZ	1,676	1,511
3.00%, 07/20/2049, Series 2019-90, Class HE	139	124
3.00%, 09/20/2049, Series 2019-119, Class JE	1,024	914
3.00%, 08/20/2050, Series 2021-97, Class LI	3,674	611
3.00%, 02/20/2051, Series 2021-58, Class IY	3,032	506
3.00%, 05/20/2051, Series 2022-85, Class IK	2,237	385
3.00%, 05/20/2051, Series 2021-83, Class PI	2,876	490
3.00%, 05/20/2051, Series 2021-78, Class IP	3,547	599
3.00%, 08/20/2051, Series 2021-140, Class JI	246	42
3.00%, 08/20/2051, Series 2022-78, Class IO	2,392	407

The accompanying notes are an integral part of these financial statements.

225

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
3.00%, 07/01/2055 (14)	$24,492	$21,660
3.25%, 09/16/2063, Series 2023-50, Class AC (4)	408	370
3.50%, 08/20/2048, Series 2018-115, Class DE	1,928	1,781
3.50%, 09/20/2048, Series 2018-124, Class NW	1,375	1,265
3.50%, 07/01/2055 (14)	1,515	1,377
3.75%, 05/16/2065, Series 2023-118, Class BA (4)	445	406
4.00%, 07/01/2055 (14)	112,017	104,133
4.00%, 08/01/2055 (14)	8,452	7,856
4.50%, 07/01/2055 (14)	97,258	93,082
5.00%, 07/01/2042 (14)	238,047	233,797
5.00% (30-day Average SOFR + 0.70%, 0.70% Floor, 10.50% Cap), 02/20/2074, Series 2024-H04, Class FA (2)	1,048	1,043
5.11% (1 Month Term SOFR + 0.77%, 0.66% Floor, 7.50% Cap), 12/20/2065, Series 2015-H33, Class FA (2)	366	366
5.40% (30-day Average SOFR + 1.10%, 1.10% Floor, 6.50% Cap), 04/20/2054, Series 2024-64, Class FD (2)	11,160	11,170
5.45% (30-day Average SOFR + 1.15%, 1.15% Floor, 6.50% Cap), 06/20/2054, Series 2024-97, Class FW (2)	3,375	3,366
5.50%, 07/01/2055 (14)	332,871	333,308
5.60% (30-day Average SOFR + 1.30%, 1.30% Floor, 6.50% Cap), 02/20/2054, Series 2024-30, Class DF (2)	3,115	3,130
6.00%, 07/01/2042 (14)	92,476	93,827
6.00%, 08/01/2055 (14)	60,000	60,808
6.50%, 07/01/2055 (14)	16,678	17,120
Ginnie Mae I Pool
4.50%, 05/15/2041	189	182
5.00%, 09/15/2041	87	88
5.00%, 07/15/2044	54	54
7.50%, 08/15/2033	32	33
Ginnie Mae II Pool
2.00%, 08/20/2050	11,563	9,421
2.00%, 11/20/2050	1,544	1,258
2.00%, 01/20/2051	18,499	15,069
2.00%, 02/20/2051	1,374	1,120
2.50%, 04/20/2051	2,723	2,315
2.50%, 10/20/2051	44,341	37,690
2.50%, 12/20/2051	13,062	11,103
3.00%, 02/20/2043	916	828
3.00%, 06/20/2045	10,049	9,030
3.00%, 10/20/2045	2,004	1,800
3.00%, 05/20/2046	3,165	2,842
3.00%, 07/20/2046	3,873	3,477
3.00%, 10/20/2046	606	544
3.00%, 12/20/2046	1,490	1,338
3.00%, 03/20/2047	400	359
3.00%, 09/20/2047	3,956	3,541
3.00%, 11/20/2047	1,379	1,235
3.00%, 01/20/2048	1,761	1,576
3.00%, 10/20/2049	3,748	3,265
3.00%, 03/20/2050	1,853	1,614
3.00%, 04/20/2050	105	91
3.00%, 04/20/2051	9,172	8,132
3.00%, 07/20/2051	18,076	16,011
3.00%, 01/20/2052	721	638
3.00%, 03/20/2052	2,700	2,390
3.00%, 04/20/2052	8,130	7,194
3.50%, 06/20/2043	630	589

The accompanying notes are an integral part of these financial statements.

226

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
3.50%, 07/20/2043	$637	$595
3.50%, 01/20/2045	771	705
3.50%, 12/20/2045	736	684
3.50%, 01/20/2046	513	477
3.50%, 03/20/2046	5,520	5,124
3.50%, 04/20/2046	1,850	1,722
3.50%, 05/20/2046	842	783
3.50%, 06/20/2046	1,192	1,109
3.50%, 12/20/2046	1,273	1,178
3.50%, 01/20/2047	1,554	1,440
3.50%, 04/20/2047	2,052	1,899
3.50%, 05/20/2047	90	83
3.50%, 06/20/2047	5,353	4,948
3.50%, 07/20/2047	1,558	1,440
3.50%, 08/20/2047	1,388	1,282
3.50%, 09/20/2047	3,492	3,215
3.50%, 10/20/2047	278	257
3.50%, 11/20/2047	4,805	4,439
3.50%, 12/20/2047	3,183	2,953
3.50%, 01/20/2048	2,186	2,018
3.50%, 02/20/2048	1,110	1,020
3.50%, 02/20/2048	3,205	2,955
3.50%, 02/20/2048	5,047	4,691
3.50%, 04/20/2048	8,802	8,065
3.50%, 05/20/2048	2,496	2,305
3.50%, 06/20/2049	181	163
3.50%, 07/20/2049	1,074	962
3.50%, 03/20/2050	397	365
3.50%, 02/20/2051	7,616	6,944
3.50%, 08/20/2051	7,508	6,857
3.50%, 11/20/2052	550	502
4.00%, 09/20/2045	550	522
4.00%, 03/20/2047	397	375
4.00%, 04/20/2047	824	777
4.00%, 05/20/2047	653	611
4.00%, 06/20/2047	734	692
4.00%, 09/20/2047	1,037	978
4.00%, 11/20/2047	728	686
4.00%, 12/20/2047	703	662
4.00%, 01/20/2048	955	899
4.00%, 06/20/2048	3,674	3,463
4.00%, 08/20/2048	1,372	1,293
4.00%, 09/20/2048	791	745
4.00%, 10/20/2048	308	291
4.00%, 10/20/2050	6,550	6,233
4.00%, 12/20/2052	7,929	7,442
4.00%, 11/20/2054	65,445	60,876
4.50%, 07/20/2045	1,189	1,163
4.50%, 09/20/2046	1,413	1,389
4.50%, 01/20/2047	926	905
4.50%, 05/20/2047	1,600	1,560
4.50%, 06/20/2047	2,178	2,126
4.50%, 08/20/2047	626	611
4.50%, 09/20/2047	613	600
4.50%, 08/20/2048	2,541	2,476
4.50%, 09/20/2048	279	271
4.50%, 10/20/2052	48,983	47,302

The accompanying notes are an integral part of these financial statements.

227

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
4.50%, 10/20/2054		$59,471	$56,950
4.50%, 11/20/2054		36,477	34,932
5.00%, 12/20/2044		104	105
5.00%, 06/20/2047		1,063	1,062
5.00%, 09/20/2047		597	596
5.00%, 12/20/2047		435	435
5.00%, 01/20/2048		508	507
5.00%, 02/20/2048		433	433
5.00%, 08/20/2048		896	895
5.00%, 10/20/2048		811	812
5.50%, 05/20/2048		721	737
5.50%, 11/20/2048		439	447
5.50%, 03/20/2049		546	557
Great Wolf Trust 2024-WOLF
5.85% (1 Month Term SOFR + 1.54%, 1.54% Floor), 03/15/2039, Series 2024-WOLF, Class A (1)(2)		1,050	1,052
Greystone CRE Notes 2025-FL4 LLC
5.79% (1 Month Term SOFR + 1.48%, 1.48% Floor), 01/15/2043, Series 2025-FL4, Class A (1)(2)		625	625
Grifonas Finance No 1 Plc
2.67% (6 Month €STR + 0.28%), 08/28/2039, Series 1, Class A (2)	EUR	1,760	2,028
GS Mortgage Securities Corp. Trust 2012-BWTR
2.95%, 11/05/2034, Series 2012-BWTR, Class A (1)		$3,977	3,431
GS Mortgage Securities Corp. Trust 2012-TMSQ
3.84%, 04/10/2031, Series 2013-G1, Class B (1)(4)		1,486	1,438
GS Mortgage Securities Corp. Trust 2013-PEMB
3.67%, 03/05/2033, Series 2013-PEMB, Class D (1)(4)		5,150	1,391
3.67%, 03/05/2033, Series 2013-PEMB, Class A (1)(4)		4,610	3,965
GS Mortgage Securities Corp. Trust 2021-DM
5.31% (1 Month Term SOFR + 1.00%, 0.89% Floor), 11/15/2036, Series 2021-DM, Class A (1)(2)		8,981	8,914
GS Mortgage Securities Corp. Trust 2023-FUN
6.40% (1 Month Term SOFR + 2.09%, 2.09% Floor), 03/15/2028, Series 2023-FUN, Class A (1)(2)		693	695
GS Mortgage Securities Corp. Trust 2023-SHIP
7.68%, 09/10/2038, Series 2023-SHIP, Class E (1)(4)		5,939	5,975
GS Mortgage Securities Corp. Trust 2024-RVR
7.72%, 08/10/2041, Series 2024-RVR, Class E (1)(4)		3,316	3,298
GS Mortgage Securities Corp. Trust 2025-800D
6.96% (1 Month Term SOFR + 2.65%, 2.65% Floor), 11/25/2041, Series 2025-800D, Class A (1)(2)		3,492	3,498
GS Mortgage Securities Corportation Trust 2021-IP
5.38% (1 Month Term SOFR + 1.06%, 0.95% Floor), 10/15/2036, Series 2021-IP, Class A (1)(2)		1,110	1,106
GS Mortgage-Backed Securities Corp. Trust 2021-NQM1
1.02%, 07/25/2061, Series 2021-NQM1, Class A1 (1)(4)		11,086	9,940
GS Mortgage-Backed Securities Corp. Trust 2021-RPL1
3.00%, 12/25/2060, Series 2021-RPL1, Class B2 (1)(4)		3,250	2,569
GS Mortgage-Backed Securities Trust 2020-INV1
2.91%, 10/25/2050, Series 2020-INV1, Class A14 (1)(4)		3,085	2,623
GS Mortgage-Backed Securities Trust 2021-GR1
2.50%, 11/25/2051, Series 2021-GR1, Class A4 (1)(4)		4,876	3,945
GS Mortgage-Backed Securities Trust 2022-NQM1
4.00%, 05/25/2062, Series 2022-NQM1, Class A4 (1)(4)		203	185
GS Mortgage-Backed Securities Trust 2023-CCM1
7.40%, 08/25/2053, Series 2023-CCM1, Class B1 (1)(4)		375	373
GS Mortgage-Backed Securities Trust 2024-RPL5
0.00%, 07/25/2064, Series 2024-RPL5, Class SA (1)		37	37
3.57%, 07/25/2064, Series 2024-RPL5, Class PT (1)(4)		111,613	95,687
GS Mortgage-Backed Securities Trust 2024-RPL6
0.00%, 01/25/2064, Series 2024-RPL6, Class SA (1)		59	58
3.33%, 01/25/2064, Series 2024-RPL6, Class PT (1)(4)		105,724	88,272

The accompanying notes are an integral part of these financial statements.

228

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
GS Mortgage-Backed Securities Trust 2024-RPL7
0.00%, 07/25/2064, Series 2024-RPL7, Class SA (1)		$148	$145
4.00%, 07/25/2064, Series 2024-RPL7, Class PT (1)(4)		108,826	97,725
GS Mortgage-Backed Securities Trust 2025-PJ5
6.00%, 10/25/2055, Series 2025-PJ5, Class A1 (1)(4)		7,942	8,007
GWT 2024-WLF2
6.00% (1 Month Term SOFR + 1.69%), 05/15/2041, Series 2024-WLF2, Class A (1)(2)		7,195	7,213
HarborView Mortgage Loan Trust 2005-9
5.33% (1 Month Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap), 06/20/2035, Series 2005-9, Class 2A1C (2)		3,673	3,453
HarborView Mortgage Loan Trust 2006-10
4.84% (1 Month Term SOFR + 0.51%, 0.40% Floor), 11/19/2036, Series 2006-10, Class 1A1A (2)		6,327	4,830
HarborView Mortgage Loan Trust 2006-12
4.84% (1 Month Term SOFR + 0.52%, 0.41% Floor), 12/19/2036, Series 2006-12, Class 1A1A (2)		22,695	17,770
HarborView Mortgage Loan Trust 2006-7
4.83% (1 Month Term SOFR + 0.51%, 0.40% Floor), 09/19/2046, Series 2006-7, Class 2A1A (2)		1,820	1,591
HarborView Mortgage Loan Trust 2007-6
4.63% (1 Month Term SOFR + 0.31%, 10.50% Cap), 08/19/2037, Series 2007-6, Class 1A1A (2)		5,171	4,367
Harvest Commercial Capital Loan Trust 2024-1
6.16%, 10/25/2056, Series 2024-1, Class A		5,836	6,053
HIH Trust 2024-61P
6.15% (1 Month Term SOFR + 1.84%, 1.84% Floor), 10/15/2041, Series 2024-61P, Class A (1)(2)		1,212	1,213
7.95% (1 Month Term SOFR + 3.64%, 3.64% Floor), 10/15/2041, Series 2024-61P, Class D (1)(2)		453	452
HILT Commercial Mortgage Trust 2024-ORL
5.85% (1 Month Term SOFR + 1.54%, 1.54% Floor), 05/15/2037, Series 2024-ORL, Class A (1)(2)		2,791	2,793
7.50% (1 Month Term SOFR + 3.19%, 3.19% Floor), 05/15/2037, Series 2024-ORL, Class D (1)(2)		2,093	2,089
HIT Trust 2022-HI32
6.70% (1 Month Term SOFR + 2.39%, 2.39% Floor), 07/15/2039, Series 2022-HI32, Class A (1)(2)		330	330
HLTN Commercial Mortgage Trust 2024-DPLO
5.95% (1 Month Term SOFR + 1.64%, 1.64% Floor), 06/15/2041, Series 2024-DPLO, Class A (1)(2)		1,117	1,118
Homes 2024-Nqm2 Trust
5.72%, 10/25/2069, Series 2024-NQM2, Class A1 (1)(3)		29,709	29,844
HOMES 2025-NQM1 Trust
5.55%, 01/25/2070, Series 2025-NQM1, Class A1 (1)(3)		33,554	33,671
6.52%, 01/25/2070, Series 2025-NQM1, Class M1 (1)(4)		3,350	3,387
HOMES 2025-NQM2 Trust
5.43%, 02/25/2070, Series 2025-NQM2, Class A1 (1)(3)		10,230	10,247
Homeward Opportunities Fund I Trust 2020-2
5.45%, 05/25/2065, Series 2020-2, Class B1 (1)(4)		280	279
Homeward Opportunities Fund Trust 2022-1
5.04%, 07/25/2067, Series 2022-1, Class M1 (1)(4)		2,331	2,278
5.08%, 07/25/2067, Series 2022-1, Class A1 (1)(3)		2,981	2,965
HONO 2021-LULU Mortgage Trust
5.58% (1 Month Term SOFR + 1.26%, 1.15% Floor), 10/15/2036, Series 2021-LULU, Class A (1)(2)		2,446	2,428
Household Capital 2025-1 RMBS
5.74% (3 Month RBA Cash Rate + 1.90%), 07/21/2087, Series 1, Class A (2)(19)	AUD	1,510	991
Houston Galleria Mall Trust 2025-HGLR
5.64%, 02/05/2045, Series 2025-HGLR, Class A (1)(4)		$160	164
HSI Asset Securitization Corp. Trust 2005-NC1
5.39% (1 Month Term SOFR + 1.07%, 0.96% Floor), 07/25/2035, Series 2005-NC1, Class M3 (2)		4,496	4,329
HTL Commercial Mortgage Trust 2024-T53
6.07%, 05/10/2039, Series 2024-T53, Class A (1)(4)		630	636
10.60%, 05/10/2039, Series 2024-T53, Class E (1)(4)		1,777	1,827
Hudson Yards 2025-SPRL Mortgage Trust
5.95%, 01/13/2040, Series 2025-SPRL, Class B (1)(4)		10,439	10,750
Hudsons Bay Simon JV Trust 2015-HBS
3.91%, 08/05/2034, Series 2015-HB7, Class A7 (1)		200	199
4.15%, 08/05/2034, Series 2015-HB10, Class A10 (1)		3,540	3,523

The accompanying notes are an integral part of these financial statements.

229

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
ILPT Commercial Mortgage Trust 2022-LPF2
6.56% (1 Month Term SOFR + 2.25%, 2.25% Floor), 10/15/2039, Series 2022-LPF2, Class A (1)(2)	$2,822	$2,818
ILPT Trust 2019-SURF
4.15%, 02/11/2041, Series 2019-SURF, Class A (1)	7,575	7,373
Impac CMB Trust Series 2004-7
5.07% (1 Month Term SOFR + 0.75%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 2A (2)	1,266	1,241
Impac CMB Trust Series 2007-A
4.93% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.50% Cap), 05/25/2037, Series 2007-A, Class A (1)(2)	438	424
Impac Secured Assets Trust 2006-3
4.77% (1 Month Term SOFR + 0.45%, 0.34% Floor), 11/25/2036, Series 2006-3, Class A1 (2)	335	304
Imperial Fund Mortgage Trust 2021-NQM2
1.07%, 09/25/2056, Series 2021-NQM2, Class A1 (1)(4)	2,106	1,785
INCREF 2025-FL1 LLC
6.05% (1 Month Term SOFR + 1.73%, 1.73% Floor), 10/19/2042, Series 2025-FL1, Class A (1)(2)	1,739	1,743
IndyMac INDX Mortgage Loan Trust 2006-AR19
4.37%, 08/25/2036, Series 2006-AR19, Class 5A2 (4)	12,258	8,865
IndyMac INDX Mortgage Loan Trust 2007-AR15
4.44%, 08/25/2037, Series 2007-AR15, Class 1A1 (4)	2,847	1,983
IndyMac INDX Mortgage Loan Trust 2007-AR9
3.10%, 04/25/2037, Series 2007-AR9, Class 1A1 (4)	2,200	1,886
INV 2024-IND Mortgage Trust
6.05% (1 Month Term SOFR + 1.74%, 1.74% Floor), 11/15/2041, Series 2024-IND, Class A (1)(2)	1,780	1,779
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
3.69%, 12/15/2047, Series 2012-LC9, Class D (1)(4)	215	204
3.69%, 12/15/2047, Series 2012-LC9, Class C (1)(4)	2,262	2,194
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049, Series 2016-JP2, Class AS	1,993	1,898
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.95%, 09/06/2038, Series 2016-NINE, Class B (1)(4)	1,193	1,154
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033, Series 2018-WPT, Class AFX (1)	965	913
5.35%, 07/05/2033, Series 2018-WPT, Class DFX (1)	10,060	6,388
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039, Series 2019-OSB, Class A (1)	8,013	7,517
JP Morgan Chase Commercial Mortgage Securities Trust 2020-609M
6.05% (1 Month Term SOFR + 1.73%, 1.37% Floor), 10/15/2033, Series 2020-609M, Class A (1)(2)	288	287
7.45% (1 Month Term SOFR + 3.13%, 2.77% Floor), 10/15/2033, Series 2020-609M, Class D (1)(2)	100	96
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440
5.73% (1 Month Term SOFR + 1.41%, 1.30% Floor), 03/15/2036, Series 2021-1440, Class A (1)(2)	5,000	4,579
JP Morgan Chase Commercial Mortgage Securities Trust 2021-HTL5
6.54% (1 Month Term SOFR + 2.23%, 1.97% Floor), 11/15/2038, Series 2021-HTL5, Class C (1)(2)	8,700	8,613
JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
5.48% (1 Month Term SOFR + 1.16%, 0.80% Floor), 04/15/2038, Series 2021-MHC, Class A (1)(2)	130	130
5.98% (1 Month Term SOFR + 1.66%, 1.30% Floor), 04/15/2038, Series 2021-MHC, Class C (1)(2)	1,000	1,001
6.38% (1 Month Term SOFR + 2.06%, 1.70% Floor), 04/15/2038, Series 2021-MHC, Class D (1)(2)	4,263	4,266
JP Morgan Chase Commercial Mortgage Securities Trust 2023-CCDC
7.24%, 10/05/2040, Series 2023-CCDC, Class A (1)	5,800	6,168
JP Morgan Chase Commercial Mortgage Securities Trust 2024-IGLG
5.35%, 11/09/2039, Series 2024-IGLG, Class A (1)(4)	2,970	2,993
6.70%, 11/09/2039, Series 2024-IGLG, Class D (1)(4)	830	829
7.50%, 11/09/2039, Series 2024-IGLG, Class E (1)(4)	2,521	2,516
8.49%, 11/09/2039, Series 2024-IGLG, Class F (1)(4)	2,160	2,152
JP Morgan Chase Commercial Mortgage Securities Trust 2024-OMNI
5.99%, 10/05/2039, Series 2024-OMNI, Class A (1)(4)	4,270	4,356
JP Morgan Chase Commercial Mortgage Securities Trust 2025-BHR5
6.01% (1 Month Term SOFR + 1.69%, 1.69% Floor), 03/15/2040, Series 2025-BHR5, Class A (1)(2)	4,090	4,090

The accompanying notes are an integral part of these financial statements.

230

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
JP Morgan Chase Commercial Mortgage Securities Trust 2025-BMS
5.91% (1 Month Term SOFR + 1.60%, 1.60% Floor), 01/15/2042, Series 2025-BMS, Class A (1)(2)		$5,700	$5,672
6.31% (1 Month Term SOFR + 2.00%, 2.00% Floor), 01/15/2042, Series 2025-BMS, Class B (1)(2)		3,500	3,487
JP Morgan Mortgage Trust 2019-INV3
3.50%, 05/25/2050, Series 2019-INV3, Class A15 (1)(4)		643	579
3.50%, 05/25/2050, Series 2019-INV3, Class A3 (1)(4)		752	678
JP Morgan Mortgage Trust 2020-7
3.00%, 01/25/2051, Series 2020-7, Class A15 (1)(4)		2,542	2,198
JP Morgan Mortgage Trust 2020-INV1
3.50%, 08/25/2050, Series 2020-INV1, Class A3 (1)(4)		652	586
JP Morgan Mortgage Trust 2020-INV2
3.00%, 10/25/2050, Series 2020-INV2, Class A15 (1)(4)		1,061	921
JP Morgan Mortgage Trust 2020-LTV1
3.25%, 06/25/2050, Series 2020-LTV1, Class B1A (1)(4)		4,422	3,848
JP Morgan Mortgage Trust 2021-4
2.90%, 08/25/2051, Series 2021-4, Class B5 (1)(4)		77	57
2.90%, 08/25/2051, Series 2021-4, Class B4 (1)(4)		103	81
2.90%, 08/25/2051, Series 2021-4, Class B6 (1)(4)		233	83
JP Morgan Mortgage Trust 2024-10
5.56% (30-day Average SOFR + 1.25%, 7.50% Cap), 03/25/2055, Series 2024-10, Class A11 (1)(2)		12,640	12,640
JP Morgan Mortgage Trust 2024-9
5.66% (30-day Average SOFR + 1.35%, 7.50% Cap), 02/25/2055, Series 2024-9, Class A11 (1)(2)		9,690	9,730
JP Morgan Mortgage Trust 2025-VIS1
6.41%, 08/25/2055, Series 2025-VIS1, Class M1 (1)(4)		1,262	1,264
JP Morgan Mortgage Trust Series 2024-CES2
0.00%, 02/25/2055, Series 2024-CES2, Class PT (1)(4)		93,409	101,080
JP Morgan Mortgage Trust Series 2024-VIS1
8.07%, 07/25/2064, Series 2024-VIS1, Class B2 (1)(4)		180	178
JP Morgan Mortgage Trust Series 2024-VIS2
7.72%, 11/25/2064, Series 2024-VIS2, Class B1 (1)(4)		369	370
JP Morgan Mortgage Trust Series 2025-CES1
5.67%, 05/25/2055, Series 2025-CES1, Class A1 (1)(4)		23,463	23,578
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050, Series 2010-1, Class B (1)(4)		3,780	3,284
JP Morgan Trust 2015-1
5.66%, 12/25/2044, Series 2015-1, Class B4 (1)(4)		462	455
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048, Series 2015-C30, Class A5		1,240	1,237
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049, Series 2016-C4, Class AS		4,040	3,843
JPMDB Commercial Mortgage Securities Trust 2018-C8
4.42%, 06/15/2051, Series 2018-C8, Class AS		64	63
Jubilee Place 7 BV
4.42% (3 Month €STR + 1.90%), 09/18/2062, Series 7, Class D (2)(19)	EUR	100	117
JW Commercial Mortgage Trust 2024-MRCO
5.93% (1 Month Term SOFR + 1.62%, 1.62% Floor), 06/15/2039, Series 2024-MRCO, Class A (1)(2)		$2,613	2,615
7.50% (1 Month Term SOFR + 3.19%, 3.19% Floor), 06/15/2039, Series 2024-MRCO, Class D (1)(2)		756	753
Kinbane 2022-RPL 1 DAC
2.74% (1 Month €STR + 0.85%), 09/25/2062, Series RPL1A, Class A (1)(2)	EUR	10,534	12,405
KSL Commercial Mortgage Trust 2024-HT2
5.85% (1 Month Term SOFR + 1.54%, 1.54% Floor), 12/15/2039, Series 2024-HT2, Class A (1)(2)		$3,003	2,997
KSL Trust 2025-MAK
6.20% (1 Month Term SOFR + 1.89%, 1.89% Floor), 06/15/2042, Series 2025-MAK, Class A (1)(2)		566	565
8.40% (1 Month Term SOFR + 4.09%, 4.09% Floor), 06/15/2042, Series 2025-MAK, Class E (1)(2)		6,023	6,008
Last Mile Logistics Pan Euro Finance DAC
5.26% (3 Month €STR + 2.70%, 2.70% Floor), 08/17/2033, Series 1X, Class E (2)(19)	EUR	1,004	1,169

The accompanying notes are an integral part of these financial statements.

231

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
LBA Trust 2024-7IND
5.75% (1 Month Term SOFR + 1.44%, 1.44% Floor), 10/15/2041, Series 2024-7IND, Class A (1)(2)		$1,200	$1,201
6.95% (1 Month Term SOFR + 2.64%, 2.64% Floor), 10/15/2041, Series 2024-7IND, Class D (1)(2)		304	305
LBA Trust 2024-BOLT
5.90% (1 Month Term SOFR + 1.59%, 1.59% Floor), 06/15/2039, Series 2024-BOLT, Class A (1)(2)		7,490	7,495
8.75% (1 Month Term SOFR + 4.44%, 4.44% Floor), 06/15/2039, Series 2024-BOLT, Class F (1)(2)		368	366
Legacy Mortgage Asset Trust 2021-GS2
5.75%, 04/25/2061, Series 2021-GS2, Class A1 (1)(3)		3,284	3,283
Legacy Mortgage Asset Trust 2021-GS3
5.75%, 07/25/2061, Series 2021-GS3, Class A1 (1)(3)		7,013	6,991
Legacy Mortgage Asset Trust 2021-GS4
4.65%, 11/25/2060, Series 2021-GS4, Class A1 (1)(3)		7,729	7,728
Legacy Mortgage Asset Trust 2021-GS5
5.25%, 07/25/2067, Series 2021-GS5, Class A1 (1)(3)		5,489	5,478
Lehman XS Trust Series 2005-5N
4.79% (1 Month Term SOFR + 0.47%, 0.36% Floor), 11/25/2035, Series 2005-5N, Class 3A2 (2)		9,084	8,463
LEX 2024-BBG Mortgage Trust
5.04%, 10/13/2033, Series 2024-BBG, Class A (1)(4)		3,200	3,217
Life 2021-BMR Mortgage Trust
6.78% (1 Month Term SOFR + 2.46%, 2.35% Floor), 03/15/2038, Series 2021-BMR, Class F (1)(2)		4,900	4,838
7.38% (1 Month Term SOFR + 3.06%, 2.95% Floor), 03/15/2038, Series 2021-BMR, Class G (1)(2)		6,562	6,450
LoanCore 2022-CRE7 Issuer Ltd.
5.85% (30-day Average SOFR + 1.55%, 1.55% Floor), 01/17/2037, Series 2022-CRE7, Class A (1)(2)		2,638	2,637
LoanCore 2025 2025-CRE8 Issuer LLC
5.70% (1 Month Term SOFR + 1.39%, 1.39% Floor), 08/17/2042, Series 2025-CRE8, Class A (1)(2)		660	658
Ludgate Funding Plc
4.96% (Sterling Overnight Index Average + 0.72%), 01/01/2061, Series 2008-W1X, Class A1 (2)	GBP	266	362
Lugo Funding DAC
3.05% (3 Month €STR + 1.00%), 05/26/2066, Series 1A, Class A (1)(2)	EUR	12,909	15,129
LUX 2023-LION
7.00% (1 Month Term SOFR + 2.69%, 2.69% Floor), 08/15/2040, Series 2023-LION, Class A (1)(2)		$741	746
Mansard Mortgages 2007-1 Plc
4.62% (Sterling Overnight Index Average + 0.30%), 04/15/2047, Series 2007-1X, Class A2 (2)	GBP	2,526	3,427
4.74% (Sterling Overnight Index Average + 0.42%), 04/15/2049, Series 2007-1X, Class M1 (2)		3,222	4,212
MCR 2024-HF1 Mortgage Trust
6.10% (1 Month Term SOFR + 1.79%, 1.79% Floor), 12/15/2041, Series 2024-HF1, Class A (1)(2)		$1,143	1,144
MCR 2024-HTL Mortgage Trust
6.07% (1 Month Term SOFR + 1.76%, 1.76% Floor), 02/15/2037, Series 2024-HTL, Class A (1)(2)		96	96
7.42% (1 Month Term SOFR + 3.11%, 3.11% Floor), 02/15/2037, Series 2024-HTL, Class C (1)(2)		1,249	1,248
MCR 2024-TWA Mortgage Trust
0.92%, 06/12/2039, Series 2024-TWA, Class XA (1)		5,829	73
5.92%, 06/12/2039, Series 2024-TWA, Class A (1)		1,260	1,275
8.73%, 06/12/2039, Series 2024-TWA, Class E (1)		685	693
Mello Mortgage Capital Acceptance 2021-INV4
2.50%, 12/25/2051, Series 2021-INV4, Class A3 (1)(4)		8,263	6,695
Merrill Lynch Alternative Note Asset Trust Series 2007-A3
4.85% (1 Month Term SOFR + 0.53%, 0.42% Floor), 04/25/2037, Series 2007-A3, Class A1 (2)		26,583	4,457
Merrill Lynch Mortgage Investors Trust Series 2006-AF2
4.75% (1 Month Term SOFR + 0.43%, 0.32% Floor), 09/25/2037, Series 2006-AF2, Class AV1 (2)		231	121
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
3.87%, 04/25/2029, Series 2004-HB1, Class A3 (4)		160	138
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057, Series 2018-1A, Class A (1)(4)		5,267	5,113
MF1 2020-FL4 Ltd.
6.13% (1 Month Term SOFR + 1.81%, 1.70% Floor), 12/15/2035, Series 2020-FL4, Class A (1)(2)		4,335	4,336
MF1 2021-FL6 Ltd.
5.53% (1 Month Term SOFR + 1.21%, 1.10% Floor), 07/16/2036, Series 2021-FL6, Class A (1)(2)		3,241	3,237

The accompanying notes are an integral part of these financial statements.

232

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
MF1 2021-FL7 Ltd.
5.51% (1 Month Term SOFR + 1.19%, 1.08% Floor), 10/16/2036, Series 2021-FL7, Class A (1)(2)		$7,571	$7,562
MF1 2021-W10X
5.38% (1 Month Term SOFR + 1.07%, 1.07% Floor), 12/15/2034, Series 2021-W10, Class A (1)(2)		5,140	5,125
MF1 2022-FL10 LLC
6.95% (1 Month Term SOFR + 2.64%, 2.64% Floor), 09/17/2037, Series 2022-FL10, Class A (1)(2)		630	631
MF1 2022-FL9 LLC
6.47% (1 Month Term SOFR + 2.15%, 2.15% Floor), 06/19/2037, Series 2022-FL9, Class A (1)(2)		1,459	1,459
MF1 2024-FL14 LLC
6.05% (1 Month Term SOFR + 1.74%, 1.74% Floor), 03/19/2039, Series 2024-FL14, Class A (1)(2)		610	611
MF1 2025-FL19 LLC
5.80% (1 Month Term SOFR + 1.49%, 1.49% Floor), 05/18/2042, Series 2025-FL19, Class A (1)(2)		2,258	2,257
MF1 Multifamily Housing Mortgage Loan Trust
5.63% (1 Month Term SOFR + 1.31%, 1.31% Floor), 07/15/2036, Series 2021-FL5, Class AS (1)(2)		14,254	14,219
MFA 2021-RPL1 Trust
2.85%, 07/25/2060, Series 2021-RPL1, Class M2 (1)(4)		1,200	992
MFA 2022-INV3 Trust
4.22%, 12/25/2066, Series 2022-NQM1, Class M1 (1)(4)		1,603	1,393
MFA 2022-NQM3 Trust
5.57%, 09/25/2067, Series 2022-NQM3, Class A1 (1)(3)		12,794	12,746
MFA 2022-RPL1 Trust
3.30%, 08/25/2061, Series 2022-RPL1, Class A1 (1)(4)		22,344	21,014
MHC Commercial Mortgage Trust 2021-MHC
5.23% (1 Month Term SOFR + 0.92%, 0.80% Floor), 04/15/2038, Series 2021-MHC, Class A (1)(2)		23	23
5.78% (1 Month Term SOFR + 1.47%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C (1)(2)		2,800	2,800
MHC Trust 2021-MHC2
6.38% (1 Month Term SOFR + 2.06%, 1.95% Floor), 05/15/2038, Series 2021-MHC2, Class E (1)(2)		1,640	1,640
6.83% (1 Month Term SOFR + 2.51%, 2.40% Floor), 05/15/2038, Series 2021-MHC2, Class F (1)(2)		2,400	2,400
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062, Series 2018-1, Class A1 (1)(4)		368	364
Mill City Mortgage Loan Trust 2018-2
3.75%, 05/25/2058, Series 2018-2, Class M1 (1)(4)		486	476
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058, Series 2018-3, Class A1 (1)(4)		467	460
Mill City Mortgage Loan Trust 2019-1
3.50%, 10/25/2069, Series 2019-1, Class M1 (1)(4)		1,188	1,123
Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059, Series 2019-GS1, Class A1 (1)(4)		1,205	1,173
3.25%, 07/25/2059, Series 2019-GS1, Class M2 (1)(4)		1,115	1,004
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059, Series 2019-GS2, Class A1 (1)(4)		3,629	3,508
Mill City Mortgage Loan Trust 2021-NMR1
2.50%, 11/25/2060, Series 2021-NMR1, Class M2 (1)(4)		1,000	876
Miltonia Mortgage Finance Srl
3.94% (3 Month €STR + 1.30%), 04/28/2062, Series 1, Class B (2)(19)	EUR	619	719
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
4.21%, 08/15/2046, Series 2013-C11, Class B (4)		$1,563	1,035
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.86%, 10/15/2046, Series 2013-C12, Class C (4)		216	205
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048, Series 2015-C24, Class A4		1,014	1,011
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5		3,220	3,140
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4		1,361	1,348
Morgan Stanley Capital I Trust 2019-H6
3.00%, 06/15/2052, Series 2019-H6, Class D (1)		212	170

The accompanying notes are an integral part of these financial statements.

233

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
Morgan Stanley Capital I Trust 2021-230P
6.22% (1 Month Term SOFR + 1.91%, 1.80% Floor), 12/15/2038, Series 2021-230P, Class C (1)(2)		$9,974	$9,153
Morgan Stanley Capital I Trust 2024-NSTB
3.90%, 09/24/2057, Series 2024-NSTB, Class A (1)(4)		5,812	5,623
Morgan Stanley Residential Mortgage Loan Trust 2023-NQM1
7.41%, 09/25/2068, Series 2023-NQM1, Class B1 (1)(4)		478	476
Morgan Stanley Residential Mortgage Loan Trust 2024-INV4
5.50%, 09/25/2054, Series 2024-INV4, Class A2 (1)(4)		25,006	24,868
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM1
5.74%, 11/25/2069, Series 2025-NQM1, Class A1 (1)(4)		3,029	3,047
6.50%, 11/25/2069, Series 2025-NQM1, Class M1 (1)(4)		451	453
Mortimer 2024-Mix Plc
6.03% (Sterling Overnight Index Average + 1.55%), 09/22/2067, Series MIX, Class C (2)(19)	GBP	303	417
6.58% (Sterling Overnight Index Average + 2.10%), 09/22/2067, Series MIX, Class D (2)(19)		130	179
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D (1)		$3,000	2,183
MSBAM Commercial Mortgage Securities Trust 2012-CKSV
3.28%, 10/15/2030, Series 2012-CKSV, Class A2 (1)		1,086	1,031
MSWF Commercial Mortgage Trust 2023-2
1.14%, 12/15/2056, Series 2023-2, Class XA (4)		19,444	1,147
MTN Commercial Mortgage Trust 2022-LPFL
5.72% (1 Month Term SOFR + 1.40%, 1.40% Floor), 03/15/2039, Series 2022-LPFL, Class A (1)(2)		14,830	14,821
New Orleans Hotel Trust 2019-HNLA
5.35% (1 Month Term SOFR + 1.04%, 0.99% Floor), 04/15/2032, Series 2019-HNLA, Class A (1)(2)		5,000	4,962
5.65% (1 Month Term SOFR + 1.34%, 1.29% Floor), 04/15/2032, Series 2019-HNLA, Class B (1)(2)		6,425	6,312
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059, Series 2019-RPL3, Class A1 (1)(4)		11,936	11,449
New Residential Mortgage Loan Trust 2020-NQM
3.89%, 05/24/2060, Series 2020-NQM2, Class M1 (1)(4)		8,812	7,963
New Residential Mortgage Loan Trust 2020-NQM1
2.46%, 01/26/2060, Series 2020-NQM1, Class A1 (1)(4)		784	739
New Residential Mortgage Loan Trust 2021-INV1
2.50%, 06/25/2051, Series 2021-INV1, Class A6 (1)(4)		4,734	4,265
New Residential Mortgage Loan Trust 2021-NQM1R
1.10%, 07/25/2055, Series 2021-NQ1R, Class A2 (1)(4)		710	646
1.20%, 07/25/2055, Series 2021-NQ1R, Class A3 (1)(4)		1,226	1,116
New Residential Mortgage Loan Trust 2023-NQM1
6.86%, 10/25/2063, Series 2023-NQM1, Class A1A (1)(3)		28,139	28,419
New Residential Mortgage Loan Trust 2024-NQM2
0.00%, 09/25/2064, Series 2024-NQM2, Class A1 (1)(4)		23,895	23,772
New Residential Mortgage Loan Trust 2024-NQM3
5.47%, 11/25/2064, Series 2024-NQM3, Class A1 (1)(3)		29,134	29,194
7.17%, 11/25/2064, Series 2024-NQM3, Class B1 (1)(4)		286	281
New Residential Mortgage Loan Trust 2024-RPL1
3.80%, 01/25/2064, Series 2024-RPL1, Class A (1)(4)		14,011	13,278
New Residential Mortgage Loan Trust 2024-RTL1
6.66%, 03/25/2039, Series 2024-RTL1, Class A1 (1)(3)		8,965	9,034
New Residential Mortgage Loan Trust 2025-NQM1
0.00%, 01/25/2065, Series 2025-NQM1, Class A1 (1)(3)		4,057	4,083
6.47%, 01/25/2065, Series 2025-NQM1, Class M1 (1)(4)		323	326
Newgate Funding Plc
4.53% (Sterling Overnight Index Average + 0.29%), 12/01/2050, Series 2006-2, Class A3A (2)	GBP	3,458	4,722
NJ Trust 2023-GSP
6.70%, 01/06/2029, Series 2023-GSP, Class A (1)(4)		$840	883
NLT 2021-INV2 Trust
3.32%, 08/25/2056, Series 2021-INV2, Class B1 (1)(4)		334	253
NLT 2021-INV3 Trust
0.00%, 11/25/2056, Series 2021-INV3, Class PT (1)(4)		16,033	15,004

The accompanying notes are an integral part of these financial statements.

234

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
NLT 2023-1 Trust
3.20%, 10/25/2062, Series 2023-1, Class A1 (1)(4)	$7,591	$6,918
NYC Commercial Mortgage Trust 2025-1155
5.83%, 06/10/2042, Series 2025-1155, Class A (1)	12,089	12,143
NYCT Trust 2024-3ELV
6.30% (1 Month Term SOFR + 1.99%, 1.99% Floor), 08/15/2029, Series 2024-3ELV, Class A (1)(2)	2,250	2,262
8.15% (1 Month Term SOFR + 3.84%, 3.84% Floor), 08/15/2029, Series 2024-3ELV, Class D (1)(2)	3,526	3,489
NYMT 2024-RR1 Trust
7.38%, 05/25/2064, Series 2024-RR1, Class A (1)(3)	4,603	4,637
NYMT Loan Trust 2022-CP1
3.21%, 07/25/2061, Series 2022-CP1, Class M1 (1)	700	606
NYMT Loan Trust 2024-INV1
5.38%, 06/25/2069, Series 2024-INV1, Class A1 (1)(4)	4,584	4,580
NYMT Loan Trust Series 2024-BPL2
6.51%, 05/25/2039, Series 2024-BPL2, Class A1 (1)(3)	8,405	8,495
NYMT Loan Trust Series 2024-BPL3
5.27%, 09/25/2039, Series 2024-BPL3, Class A1 (1)(3)	4,895	4,878
NYO Commercial Mortgage Trust 2021-1290
5.52% (1 Month Term SOFR + 1.21%, 1.10% Floor), 11/15/2038, Series 2021-1290, Class A (1)(2)	10,900	10,873
OBX 2018-EXP1 Trust
4.00%, 04/25/2048, Series 2018-EXP1, Class 1A3 (1)(4)	136	128
OBX 2019-EXP2 Trust
4.00%, 06/25/2059, Series 2019-EXP2, Class 1A3 (1)(4)	543	514
OBX 2019-EXP3 Trust
3.50%, 10/25/2059, Series 2019-EXP3, Class 1A8 (1)(4)	324	295
OBX 2020-EXP1 Trust
3.50%, 02/25/2060, Series 2020-EXP1, Class 1A8 (1)(4)	2,440	2,182
5.18% (1 Month Term SOFR + 0.86%), 02/25/2060, Series 2020-EXP1, Class 2A1 (1)(2)	135	135
OBX 2020-EXP2 Trust
3.00%, 05/25/2060, Series 2020-EXP2, Class A8 (1)(4)	1,969	1,727
OBX 2020-EXP3 Trust
3.00%, 01/25/2060, Series 2020-EXP3, Class 1A9 (1)(4)	1,488	1,293
OBX 2020-INV1 Trust
3.50%, 12/25/2049, Series 2020-INV1, Class A5 (1)(4)	936	842
OBX 2021-J3 Trust
2.50%, 10/25/2051, Series 2021-J3, Class A7 (1)(4)	6,750	4,511
2.50%, 10/25/2051, Series 2021-J3, Class A4 (1)(4)	13,171	11,750
OBX 2021-NQM3 Trust
1.05%, 07/25/2061, Series 2021-NQM3, Class A1 (1)(4)	6,433	5,263
1.26%, 07/25/2061, Series 2021-NQM3, Class A2 (1)(4)	1,822	1,504
OBX 2022-NQM2 Trust
2.98%, 01/25/2062, Series 2022-NQM2, Class A1 (1)(4)	34,363	32,593
OBX 2022-NQM7 Trust
5.11%, 08/25/2062, Series 2022-NQM7, Class A1 (1)(3)	3,280	3,263
OBX 2023-NQM3 Trust
5.95%, 02/25/2063, Series 2023-NQM3, Class A1 (1)(3)	17,696	17,714
OBX 2023-NQM5 Trust
6.57%, 06/25/2063, Series 2023-NQM5, Class A1A (1)(3)	7,549	7,605
OBX 2023-NQM8 Trust
7.05%, 09/25/2063, Series 2023-NQM8, Class A1 (1)(3)	5,612	5,693
OBX 2025-NQM3 Trust
5.65%, 12/01/2064, Series 2025-NQM3, Class A1 (1)(3)	1,991	2,002
ONE 2021-PARK Mortgage Trust
5.53% (1 Month Term SOFR + 1.21%, 1.10% Floor), 03/15/2036, Series 2021-PARK, Class C (1)(2)	2,175	2,063
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054, Series 2019-OBP, Class A (1)	8,024	7,305
One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032, Series 2017-1MKT, Class A (1)	7,017	6,704

The accompanying notes are an integral part of these financial statements.

235

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
One New York Plaza Trust 2020-1NYP
5.38% (1 Month Term SOFR + 1.06%, 0.95% Floor), 01/15/2036, Series 2020-1NYP, Class A (1)(2)		$10,921	$10,614
5.68% (1 Month Term SOFR + 1.36%, 1.25% Floor), 01/15/2036, Series 2020-1NYP, Class AJ (1)(2)		1,815	1,751
OPEN Trust 2023-AIR
7.40% (1 Month Term SOFR + 3.09%, 3.09% Floor), 11/15/2040, Series 2023-AIR, Class A (1)(2)		519	519
ORL Trust 2024-GLKS
5.80% (1 Month Term SOFR + 1.49%, 1.49% Floor), 12/15/2039, Series 2024-GLKS, Class A (1)(2)		1,520	1,520
PFP 2022-9 Ltd.
6.59% (1 Month Term SOFR + 2.27%, 2.27% Floor), 08/19/2035, Series 2022-9, Class A (1)(2)		565	565
PGA Trust 2024-RSR2
6.20% (1 Month Term SOFR + 1.89%, 1.89% Floor), 06/15/2039, Series 2024-RSR2, Class A (1)(2)		22,141	22,176
Pierpont BTL 2024-1 Plc
6.68% (Sterling Overnight Index Average + 2.20%), 09/21/2061, Series 1, Class D (2)(19)	GBP	119	164
Pierpont BTL 2025-1 Plc
(Sterling Overnight Index Average + 1.85%), 03/21/2062, Series 1, Class D (2)(6)(19)		115	158
PMT Loan Trust 2024-INV1
5.50%, 10/25/2059, Series 2024-INV1, Class A3 (1)(4)		$5,169	5,134
PMT Loan Trust 2025-INV3
5.50%, 03/25/2056, Series 2025-INV3, Class A3 (1)(4)		22,512	22,401
PMT Loan Trust 2025-INV4
5.50%, 03/25/2056, Series 2025-INV4, Class A3(1)(4)		14,470	14,380
PRET 2024-NPL8 LLC
5.96%, 11/25/2054, Series 2024-NPL8, Class A1 (1)(3)		8,241	8,245
PRKCM 2021-AFC2 Trust
2.07%, 11/25/2056, Series 2021-AFC2, Class A1 (1)(4)		425	376
PRKCM 2022-AFC1 Trust
4.10%, 04/25/2057, Series 2022-AFC1, Class A1A (1)(4)		214	211
PRKCM 2023-AFC1 Trust
7.44%, 02/25/2058, Series 2023-AFC1, Class B1 (1)(4)		837	841
PRKCM 2024-AFC1 Trust
6.33%, 03/25/2059, Series 2024-AFC1, Class A1 (1)(3)		4,150	4,184
PRM5 Trust 2025-PRM5
5.81%, 03/10/2033, Series 2025-PRM5, Class D (1)(4)		761	757
PRPM 2022-NQM1 Trust
5.50%, 08/25/2067, Series 2022-NQM1, Class A1 (1)(3)		14,724	14,718
PRPM 2023-RCF1 LLC
4.00%, 06/25/2053, Series 2023-RCF1, Class A1 (1)(3)		5,377	5,276
PRPM 2023-RCF2 LLC
4.00%, 11/25/2053, Series 2023-RCF2, Class A1 (1)(3)		615	603
PRPM 2024-2 LLC
7.03%, 03/25/2029, Series 2024-2, Class A1 (1)(3)		4,424	4,432
PRPM 2024-5 LLC
5.69%, 09/25/2029, Series 2024-5, Class A1 (1)(3)		1,729	1,730
PRPM 2024-7 LLC
5.87%, 11/25/2029, Series 2024-7, Class A1 (1)(3)		3,978	3,976
PRPM 2024-NQM1 Trust
6.27%, 12/25/2068, Series 2024-NQM1, Class A1 (1)(3)		1,748	1,762
7.48%, 12/25/2068, Series 2024-NQM1, Class B1 (1)(4)		248	247
PRPM 2024-NQM2 Trust
6.33%, 06/25/2069, Series 2024-NQM2, Class A1 (1)(3)		1,699	1,729
PRPM 2024-NQM3
5.23%, 08/25/2069, Series 2024-NQM3, Class A1 (1)(3)		5,074	5,063
PRPM 2024-RCF1 LLC
4.00%, 01/25/2054, Series 2024-RCF1, Class A1 (1)(3)		1,343	1,317
PRPM 2024-RCF2 LLC
3.75%, 03/25/2054, Series 2024-RCF2, Class A1 (1)(3)		4,798	4,666
PRPM 2024-RCF6 LLC
4.00%, 10/25/2054, Series 2024-RCF6, Class A1 (1)(3)		1,888	1,842

The accompanying notes are an integral part of these financial statements.

236

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
PRPM 2025-2 LLC
6.47%, 05/25/2030, Series 2025-2, Class A1 (1)(3)		$2,855	$2,851
PRPM 2025-NQM1 Trust
5.80%, 11/25/2069, Series 2025-NQM1, Class A1(1)(3)		1,823	1,838
6.65%, 11/25/2069, Series 2025-NQM1, Class M1A (1)(4)		375	381
PRPM 2025-NQM2 Trust
5.69%, 04/25/2070, Series 2025-NQM2, Class A1 (1)(3)		9,974	10,029
PRPM 2025-RCF1 LLC
4.50%, 02/25/2055, Series 2025-RCF1, Class A1 (1)(3)		4,286	4,226
PRPM 2025-RPL3 LLC
3.25%, 04/25/2055, Series 2025-RPL3, Class A1 (1)(3)		27,227	26,048
PRPM 2025-RPL4 LLC
3.00%, 05/25/2055, Series 2025-RPL4, Class A1 (1)(3)		30,267	28,294
Rain City Mortgage Trust 2024-RTL1
6.53%, 11/25/2029, Series 2024-RTL1, Class A1 (1)(4)		451	454
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036, Series 2006-QS9, Class 1A3		1,980	1,596
RALI Series 2007-QH8 Trust
5.40%, 10/25/2037, Series 2007-QH8, Class A (4)		689	553
RALI Series 2007-QS2 Trust
6.25%, 01/25/2037, Series 2007-QS2, Class A4		10,593	8,834
RATE Mortgage Trust 2021-HB1
2.50%, 12/25/2051, Series 2021-HB1, Class A1 (1)(4)		10,095	8,220
RCO X Mortgage LLC 2025-1
5.88%, 01/25/2030, Series 2025-1, Class A1 (1)(3)		15,814	15,817
Ready Capital Mortgage Financing 2023-FL11 LLC
6.69% (1 Month Term SOFR + 2.37%, 2.37% Floor), 10/25/2039, Series 2023-FL11, Class A (1)(2)		580	579
Redwood Funding Trust 2023-1
7.50%, 07/25/2059, Series 2023-1, Class A (1)(3)		3,458	3,470
Redwood Funding Trust 2024-1
7.75%, 12/25/2054, Series 2024-1, Class A (1)(3)		5,160	5,195
Residential Mortgage Loan Trust 2019-2
6.04%, 05/25/2059, Series 2019-2, Class B2 (1)(4)		895	883
Residential Mortgage Loan Trust 2019-3
5.66%, 09/25/2059, Series 2019-3, Class B2 (1)(4)		104	102
Residential Mortgage Loan Trust 2020-1
3.95%, 01/26/2060, Series 2020-1, Class B1 (1)(4)		2,250	2,152
4.67%, 01/26/2060, Series 2020-1, Class B2 (1)(4)		1,528	1,409
RFMSI Series 2006-SA4 Trust
5.54%, 11/25/2036, Series 2006-SA4, Class 2A1 (4)		70	58
RIAL 2022-FL8 Issuer Ltd.
6.56% (1 Month Term SOFR + 2.25%, 2.25% Floor), 01/19/2037, Series 2022-FL8, Class A (1)(2)		2,359	2,360
Roc Mortgage Trust 2024-RTL1
5.59%, 10/25/2039, Series 2024-RTL1, Class A1 (1)(3)		11,670	11,664
ROCK Trust 2024-CNTR
5.39%, 11/13/2041, Series 2024-CNTR, Class A (1)		288	295
5.93%, 11/13/2041, Series 2024-CNTR, Class B (1)		5,309	5,472
6.47%, 11/13/2041, Series 2024-CNTR, Class C (1)		3,174	3,287
8.82%, 11/13/2041, Series 2024-CNTR, Class E (1)		1,181	1,243
Sage AR Funding
(Sterling Overnight Index Average + 3.90%), 05/17/2037, Series 1X, Class D (2)(6)(19)	GBP	605	835
(Sterling Overnight Index Average + 2.40%), 05/17/2037, Series 1X, Class C (2)(6)(19)		703	971
SAIF Securitization Trust 2024-CES1
5.97%, 07/25/2054, Series 2024-CES1, Class A1 (1)(3)		$4,590	4,624
Saluda Grade Alternative Mortgage Trust 2024-RTL5
7.76%, 04/25/2030, Series 2024-RTL5, Class A1 (1)(3)		3,000	3,020
Santander Mortgage Asset Receivable Trust 2025-NQM2
5.73%, 02/25/2065, Series 2025-NQM2, Class A1 (1)(3)		1,674	1,686

The accompanying notes are an integral part of these financial statements.

237

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
SCG 2024-MSP Mortgage Trust
6.05% (1 Month Term SOFR + 1.74%, 1.74% Floor), 04/15/2041, Series 2024-MSP, Class A (1)(2)	$1,328	$1,329
SCG Commercial Mortgage Trust 2025-DLFN
6.46% (1 Month Term SOFR + 2.15%, 2.15% Floor), 03/15/2035, Series 2025-DLFN, Class D (1)(2)	204	201
7.26% (1 Month Term SOFR + 2.95%, 2.95% Floor), 03/15/2035, Series 2025-DLFN, Class E (1)(2)	1,554	1,567
SCOTT Trust 2023-SFS
5.91%, 03/10/2040, Series 2023-SFS, Class A (1)	9,025	9,256
SDAL Trust 2025-DAL
6.75% (1 Month Term SOFR + 2.44%, 2.44% Floor), 04/15/2042, Series 2025-DAL, Class A (1)(2)	791	792
Seasoned Loans Structured Transaction Trust Series 2020-3
4.75%, 04/26/2060, Series 2020-3, Class M1(1)(4)	124	122
SELF Commercial Mortgage Trust 2024-STRG
5.85% (1 Month Term SOFR + 1.54%, 1.54% Floor), 11/15/2034, Series 2024-STRG, Class A (1)(2)	1,210	1,218
8.50% (1 Month Term SOFR + 4.19%, 4.19% Floor), 11/15/2034, Series 2024-STRG, Class E (1)(2)	1,244	1,241
9.50% (1 Month Term SOFR + 5.19%, 5.19% Floor), 11/15/2034, Series 2024-STRG, Class F (1)(2)	1,055	1,049
Sequoia Mortgage Trust 2004-9
5.37% (6 Month Term SOFR + 1.15%, 0.72% Floor, 11.50% Cap), 10/20/2034, Series 2004-9, Class A2 (2)	597	534
Sequoia Mortgage Trust 2013-4
3.43%, 04/25/2043, Series 2013-4, Class B1 (4)	306	296
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047, Series 2017-CH1, Class A1 (1)(4)	190	181
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047, Series 2017-CH2, Class A1 (1)(4)	115	108
4.00%, 12/25/2047, Series 2017-CH2, Class A19 (1)(4)	119	112
Sequoia Mortgage Trust 2018-5
3.94%, 05/25/2048, Series 2018-5, Class B3 (1)(4)	1,530	1,425
Sequoia Mortgage Trust 2018-CH1
3.50%, 03/25/2048, Series 2018-CH1, Class A2 (1)(4)	30	27
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048, Series 2018-CH2, Class A21 (1)(4)	98	92
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048, Series 2018-CH3, Class A2 (1)(4)	40	39
4.50%, 08/25/2048, Series 2018-CH3, Class A19 (1)(4)	16	16
4.50%, 08/25/2048, Series 2018-CH3, Class A13 (1)(4)	96	95
Sequoia Mortgage Trust 2019-CH3
4.00%, 09/25/2049, Series 2019-CH3, Class A1 (1)(4)	152	143
Sequoia Mortgage Trust 2025-2
5.50%, 03/25/2055, Series 2025-2, Class A5 (1)(4)	22,273	22,337
Sequoia Mortgage Trust 2025-4
5.50%, 04/25/2055, Series 2025-4, Class A5 (1)(4)	4,628	4,642
Sequoia Mortgage Trust 2025-6
5.50%, 07/25/2055, Series 2025-6, Class A5 (1)(4)	17,765	17,835
SFO Commercial Mortgage Trust 2021-555
5.58% (1 Month Term SOFR + 1.26%, 1.15% Floor), 05/15/2038, Series 2021-555, Class A (1)(2)	4,900	4,876
6.23% (1 Month Term SOFR + 1.91%, 1.80% Floor), 05/15/2038, Series 2021-555, Class C (1)(2)	6,550	6,452
SG Residential Mortgage Trust 2019-3
4.08%, 09/25/2059, Series 2019-3, Class B1 (1)(4)	4,593	4,398
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062, Series 2022-2, Class A1 (1)(3)	357	357
SHR Trust 2024-LXRY
6.26% (1 Month Term SOFR + 1.95%, 1.95% Floor), 10/15/2041, Series 2024-LXRY, Class A (1)(2)	3,471	3,469
7.91% (1 Month Term SOFR + 3.60%, 3.60% Floor), 10/15/2041, Series 2024-LXRY, Class D (1)(2)	659	659
8.76% (1 Month Term SOFR + 4.45%, 4.45% Floor), 10/15/2041, Series 2024-LXRY, Class E (1)(2)	163	162
SLG Office Trust 2021-OVA
2.59%, 07/15/2041, Series 2021-OVA, Class A(1)	214	188
SMRT 2022-MINI
5.31% (1 Month Term SOFR + 1.00%, 1.00% Floor), 01/15/2039, Series 2022-MINI, Class A (1)(2)	5,200	5,181
6.26% (1 Month Term SOFR + 1.95%, 1.95% Floor), 01/15/2039, Series 2022-MINI, Class D (1)(2)	1,120	1,105

The accompanying notes are an integral part of these financial statements.

238

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
Spruce Hill Mortgage Loan Trust 2020-SH2
5.00%, 06/25/2055, Series 2020-SH2, Class B1 (1)(4)	$4,019	$3,939
Spruce Hill Mortgage Loan Trust 2022-SH1
4.10%, 07/25/2057, Series 2022-SH1, Class A3 (1)(3)	603	578
SREIT Trust 2021-MFP2
5.80% (1 Month Term SOFR + 1.49%, 1.37% Floor), 11/15/2036, Series 2021-MFP2, Class C (1)(2)	680	680
Starwood Mortgage Residential Trust 2020-INV
2.50%, 11/25/2055, Series 2020-INV1, Class M1 (1)	1,545	1,426
Stratton Mortgage Funding 2024-1 Plc
5.63% (Sterling Overnight Index Average + 1.15%), 06/20/2060, Series 1A, Class A (1)(2)	GBP 32,414	44,585
6.23% (Sterling Overnight Index Average + 1.75%), 06/20/2060, Series 1A, Class B (1)(2)	19,600	26,941
Stratton Mortgage Funding 2024-3 Plc
5.98% (Sterling Overnight Index Average + 1.50%), 06/25/2049, Series 3, Class C(2)(19)	171	234
STWD 2021-LIH Mortgage Trust
6.38% (1 Month Term SOFR + 2.07%, 1.96% Floor), 11/15/2036, Series 2021-LIH, Class C (1)(2)	$16,200	16,129
7.33% (1 Month Term SOFR + 3.02%, 2.90% Floor), 11/15/2036, Series 2021-LIH, Class E (1)(2)	6,877	6,868
STWD Trust 2021-FLWR
6.35% (1 Month Term SOFR + 2.04%, 1.92% Floor), 07/15/2036, Series 2021-FLWR, Class E (1)(2)	7,460	7,455
Taurus 2025-2 UK DAC
6.24% (Sterling Overnight Index Average + 2.00%), 02/18/2035, Series UK2X, Class B (2)(19)	GBP 739	1,012
6.74% (Sterling Overnight Index Average + 2.50%), 02/18/2035, Series UK2X, Class C (2)(19)	914	1,245
7.44% (Sterling Overnight Index Average + 3.20%), 02/18/2035, Series UK2X, Class D (2)(19)	1,964	2,702
TCO Commercial Mortgage Trust 2024-DPM
5.55% (1 Month Term SOFR + 1.24%, 1.24% Floor), 12/15/2039, Series 2024-DPM, Class A (1)(2)	$4,100	4,099
7.05% (1 Month Term SOFR + 2.74%, 2.74% Floor), 12/15/2039, Series 2024-DPM, Class D (1)(2)	190	188
THPT 2023-THL Mortgage Trust
7.23%, 12/10/2034, Series 2023-THL, Class A (1)(4)	624	635
Thunder Logistics 2024-1 DAC
4.61% (3 Month €STR + 2.05%), 11/17/2036, Series 1X, Class B (2)(19)	EUR 171	202
5.11% (3 Month €STR + 2.55%), 11/17/2036, Series 1X, Class C (2)(19)	119	140
Toorak Mortgage Trust 2024-2
6.33%, 10/25/2031, Series 2024-2, Class A1 (1)(3)	$342	341
Towd Point Mortgage Funding 2024—Granite 6 Plc
5.22% (Sterling Overnight Index Average + 0.93%), 07/20/2053, Series GR6A, Class A1 (1)(2)	GBP 26,654	36,648
Towd Point Mortgage Trust 2015-5
4.01%, 05/25/2055, Series 2015-5, Class B2 (1)(4)	$10,000	9,744
Towd Point Mortgage Trust 2016-3
4.10%, 04/25/2056, Series 2016-3, Class B4 (1)(4)	4,497	3,995
Towd Point Mortgage Trust 2017-1
3.75%, 10/25/2056, Series 2017-1, Class M1 (1)(4)	4,183	4,101
Towd Point Mortgage Trust 2017-3
3.00%, 07/25/2057, Series 2017-3, Class A2 (1)(4)	278	273
3.88%, 07/25/2057, Series 2017-3, Class B2 (1)(4)	2,900	2,589
Towd Point Mortgage Trust 2017-4
3.25%, 06/25/2057, Series 2017-4, Class M2 (1)(4)	3,873	3,389
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058, Series 2018-3, Class A1 (1)(4)	1,778	1,743
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058, Series 2018-5, Class M1 (1)(4)	2,250	1,905
3.25%, 07/25/2058, Series 2018-5, Class A1 (1)(4)	7,974	7,680
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1 (1)(4)	3,791	3,688
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058, Series 2019-2, Class M1 (1)(4)	9,810	8,451
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059, Series 2019-4, Class A1 (1)(4)	36,372	34,904
3.50%, 10/25/2059, Series 2019-4, Class M1 (1)(4)	1,155	1,013

The accompanying notes are an integral part of these financial statements.

239

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A (1)(4)	$15,744	$15,230
Towd Point Mortgage Trust 2022-1
3.75%, 07/25/2062, Series 2022-1, Class A1 (1)(4)	9,572	9,099
Towd Point Mortgage Trust 2024-3
5.11%, 07/25/2065, Series 2024-3, Class A1A (1)(4)	6,972	7,107
Towd Point Mortgage Trust 2024-4
4.43%, 10/27/2064, Series 2024-4, Class A1A (1)(4)	16,935	17,013
Tower Bridge Funding 2024-2 Plc
5.12% (Sterling Overnight Index Average + 0.88%), 05/20/2066, Series 2A, Class A (1)(2)	GBP 4,159	5,722
Trinity Square 2021-1 Plc
5.14% (Sterling Overnight Index Average + 0.90%), 07/15/2059, Series 1A, Class AR (1)(2)	1,692	2,326
TRK 2021-INV1 Trust
1.15%, 07/25/2056, Series 2021-INV1, Class A1 (1)(4)	$2,347	2,086
3.29%, 07/25/2056, Series 2021-INV1, Class B1 (1)(4)	255	208
TRK 2022-INV1 Trust
2.58%, 02/25/2057, Series 2022-INV1, Class A1 (1)(4)	7,258	6,769
TRTX 2025-FL6 Issuer Ltd.
5.85% (1 Month Term SOFR + 1.54%, 1.54% Floor), 09/18/2042, Series 2025-FL6, Class A (1)(2)	8,472	8,477
TTAN 2021-MHC
5.28% (1 Month Term SOFR + 0.96%, 0.85% Floor), 03/15/2038, Series 2021-MHC, Class A (1)(2)	2,498	2,499
7.33% (1 Month Term SOFR + 3.01%, 2.90% Floor), 03/15/2038, Series 2021-MHC, Class F (1)(2)	1,384	1,386
TVC Mortgage Trust 2024-RRTL1
5.55%, 07/25/2039, Series 2024-RRTL1, Class A1 (1)(3)	12,455	12,442
TYSN 2023-CRNR Mortgage Trust
6.80%, 12/10/2033, Series 2023-CRNR, Class A (1)(4)	770	816
UK Logistics 2024-1 DAC
5.89% (Sterling Overnight Index Average + 1.65%, 1.65% Floor), 05/17/2034, Series 1X, Class A (2)(19)	GBP 407	560
UK Logistics 2025-1 DAC
(Sterling Overnight Index Average + 4.00%), 05/17/2035, Series 1X, Class D (2)(6)(19)	2,499	3,430
Uropa Securities Plc
2.49% (3 Month €STR + 0.20%), 10/10/2040, Series 2007-1, Class A3B (2)	EUR 771	895
UWM Mortgage Trust 2021-INV2
2.50%, 09/25/2051, Series 2021-INV2, Class A15 (1)(4)	$5,247	4,245
Valley Funding Plc
0.00%, 05/16/2066, Series 1A, Class RC (1)(4)	GBP 9	463
0.00%, 05/16/2066, Series 1A, Class R (1)(4)	684	573
0.00%, 05/16/2066, Series 1A, Class Z (1)(4)	7,993	7,412
5.48% (Sterling Overnight Index Average + 1.00%), 05/16/2066, Series 1A, Class A (1)(2)	53,302	73,219
5.98% (Sterling Overnight Index Average + 1.50%), 05/16/2066, Series 1A, Class B (1)(2)	5,135	7,057
6.48% (Sterling Overnight Index Average + 2.00%), 05/16/2066, Series 1A, Class C (1)(2)	5,358	7,357
7.48% (Sterling Overnight Index Average + 3.00%), 05/16/2066, Series 1A, Class D (1)(2)	2,768	3,802
8.48% (Sterling Overnight Index Average + 4.00%), 05/16/2066, Series 1A, Class E (1)(2)	1,786	2,453
9.98% (Sterling Overnight Index Average + 5.50%), 05/16/2066, Series 1A, Class F (1)(2)	982	1,349
VASA Trust 2021-VASA
5.68% (1 Month Term SOFR + 1.36%, 1.25% Floor), 07/15/2039, Series 2021-VASA, Class B (1)(2)	$14,000	13,303
6.18% (1 Month Term SOFR + 1.86%, 1.75% Floor), 07/15/2039, Series 2021-VASA, Class C (1)(2)	12,000	10,861
VCC 2025-MC1 Trust
8.16%, 05/25/2055, Series 2025-MC1, Class A1 (1)(3)	1,511	1,521
VEGAS 2024-GCS
6.42%, 07/10/2036, Series 2024-GCS, Class C (1)(4)	2,710	2,669
6.42%, 07/10/2036, Series 2024-GCS, Class D (1)(4)	6,110	5,768
VEGAS Trust 2024-TI
5.52%, 11/10/2039, Series 2024-TI, Class A (1)	900	912
Velocity Commercial Capital Loan Trust 2020-1
2.61%, 02/25/2050, Series 2020-1, Class AFX (1)(4)	1,162	1,054
Velocity Commercial Capital Loan Trust 2022-1
5.20%, 02/25/2052, Series 2022-1, Class M4 (1)(4)	233	186

The accompanying notes are an integral part of these financial statements.

240

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
Velocity Commercial Capital Loan Trust 2022-3
5.22%, 06/25/2052, Series 2022-3, Class A (1)(4)	$2,649	$2,554
Velocity Commercial Capital Loan Trust 2022-4
7.53%, 08/25/2052, Series 2022-4, Class M4 (1)(4)	377	354
Velocity Commercial Capital Loan Trust 2024-1
6.55%, 01/25/2054, Series 2024-1, Class A (1)(4)	1,842	1,865
Velocity Commercial Capital Loan Trust 2024-2
6.65%, 06/25/2054, Series 2024-3, Class A (1)(4)	4,899	4,978
7.23%, 06/25/2054, Series 2024-3, Class M2 (1)(4)	1,687	1,702
Velocity Commercial Capital Loan Trust 2024-5
5.49%, 10/25/2054, Series 2024-5, Class A (1)(4)	720	718
5.96%, 10/25/2054, Series 2024-5, Class M2 (1)(4)	266	262
6.76%, 10/25/2054, Series 2024-5, Class M3 (1)(4)	447	444
9.53%, 10/25/2054, Series 2024-5, Class M4 (1)(4)	280	277
Velocity Commercial Capital Loan Trust 2024-6
6.55%, 12/25/2054, Series 2024-6, Class M2 (1)(4)	189	189
6.92%, 12/25/2054, Series 2024-6, Class M3 (1)(4)	207	207
9.67%, 12/25/2054, Series 2024-6, Class M4 (1)(4)	116	116
Velocity Commercial Capital Loan Trust 2025-1
7.33%, 02/25/2055, Series 2025-1, Class M3 (1)(4)	901	908
10.15%, 02/25/2055, Series 2025-1, Class M4 (1)(4)	312	314
Verus Securitization Trust 2019-INV3
3.69%, 11/25/2059, Series 2019-INV3, Class A1 (1)(4)	469	464
Verus Securitization Trust 2020-1
3.72%, 01/25/2060, Series 2020-1, Class A3 (1)(3)	1,223	1,201
Verus Securitization Trust 2021-1
1.16%, 01/25/2066, Series 2021-1, Class A3 (1)(4)	1,478	1,319
Verus Securitization Trust 2021-3
1.05%, 06/25/2066, Series 2021-3, Class A1 (1)(4)	6,452	5,661
3.20%, 06/25/2066, Series 2021-3, Class B1 (1)(4)	612	436
Verus Securitization Trust 2021-5
1.01%, 09/25/2066, Series 2021-5, Class A1 (1)(4)	19,273	16,568
Verus Securitization Trust 2021-7
1.83%, 10/25/2066, Series 2021-7, Class A1 (1)(3)	8,135	7,309
Verus Securitization Trust 2021-8
1.82%, 11/25/2066, Series 2021-8, Class A1 (1)(4)	10,002	9,133
Verus Securitization Trust 2021-R1
1.26%, 10/25/2063, Series 2021-R1, Class A3 (1)(4)	568	550
Verus Securitization Trust 2021-R2
1.23%, 02/25/2064, Series 2021-R2, Class A3 (1)(4)	1,539	1,425
Verus Securitization Trust 2022-2
4.26%, 02/25/2067, Series 2022-2, Class A2 (1)(3)	23,713	22,546
4.26%, 02/25/2067, Series 2022-2, Class A1 (1)(3)	44,447	42,449
Verus Securitization Trust 2022-3
4.06%, 02/25/2067, Series 2022-3, Class B1 (1)(4)	1,334	1,057
4.13%, 02/25/2067, Series 2022-3, Class A1 (1)(3)	17,371	16,611
Verus Securitization Trust 2022-4
4.47%, 04/25/2067, Series 2022-4, Class A1 (1)(3)	9,912	9,923
4.77%, 04/25/2067, Series 2022-4, Class B1 (1)(4)	1,139	1,023
Verus Securitization Trust 2022-7
5.15%, 07/25/2067, Series 2022-7, Class A1 (1)(3)	11,900	11,978
5.33%, 07/25/2067, Series 2022-7, Class M1 (1)(4)	640	625
Verus Securitization Trust 2022-INV1
5.04%, 08/25/2067, Series 2022-INV1, Class A1 (1)(3)	1,500	1,493
5.79%, 08/25/2067, Series 2022-INV1, Class B1 (1)(4)	224	219
Verus Securitization Trust 2023-2
7.47%, 03/25/2068, Series 2023-2, Class B1 (1)(4)	744	743

The accompanying notes are an integral part of these financial statements.

241

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
Verus Securitization Trust 2023-3
7.76%, 03/25/2068, Series 2023-3, Class B1 (1)(4)	$202	$202
Verus Securitization Trust 2023-5
6.48%, 06/25/2068, Series 2023-5, Class A1 (1)(3)	3,392	3,412
Verus Securitization Trust 2023-7
7.07%, 10/25/2068, Series 2023-7, Class A1 (1)(3)	11,352	11,511
Verus Securitization Trust 2023-INV2
8.07%, 08/25/2068, Series 2023-INV2, Class B1 (1)(4)	1,300	1,303
Verus Securitization Trust 2024-3
6.34%, 04/25/2069, Series 2024-3, Class A1 (1)(3)	4,887	4,940
Verus Securitization Trust 2024-7
6.50%, 09/25/2069, Series 2024-7, Class B1 (1)(4)	228	225
Verus Securitization Trust 2024-8
5.36%, 10/25/2069, Series 2024-8, Class A1 (1)(4)	3,998	3,996
Verus Securitization Trust 2024-INV1
6.12%, 03/25/2069, Series 2024-INV1, Class A1 (1)(3)	11,457	11,562
Verus Securitization Trust 2024-R1
5.22%, 09/25/2069, Series 2024-R1, Class A1 (1)(4)	5,855	5,852
Visio 2022-1 Trust
5.94%, 08/25/2057, Series 2022-1, Class B1 (1)(4)	412	381
Vista Point Securitization Trust 2020-1
3.20%, 03/25/2065, Series 2020-1, Class A3 (1)(4)	1,342	1,330
Vista Point Securitization Trust 2020-2
1.48%, 04/25/2065, Series 2020-2, Class A1 (1)(4)	537	516
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
5.07% (1 Month Term SOFR + 0.75%, 0.64% Floor, 10.50% Cap), 08/25/2045, Series 2005-AR11, Class A1A (2)	955	959
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
5.01% (1 Month Term SOFR + 0.69%, 0.58% Floor, 10.50% Cap), 10/25/2045, Series 2005-AR13, Class A1A1 (2)	1,320	1,325
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
4.95% (1 Month Term SOFR + 0.63%, 0.52% Floor, 10.50% Cap), 11/25/2045, Series 2005-AR15, Class A1A1 (2)	2,553	2,453
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
5.09% (1 Month Term SOFR + 0.77%, 0.66% Floor, 10.50% Cap), 01/25/2045, Series 2005-AR2, Class 1A1A (2)	2,520	2,530
WaMu Mortgage Pass-Through Certificates Series 2006-AR1 Trust
5.47% (12 Month U.S. Treasury Average + 1.07%, 1.07% Floor), 01/25/2046, Series 2006-AR1, Class 2A1A (2)	15,977	15,188
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
4.93%, 08/25/2046, Series 2006-AR8, Class 1A4 (4)	1,091	1,005
WaMu Mortgage Pass-Through Certificates Series 2007-HY3 Trust
5.10%, 03/25/2037, Series 2007-HY3, Class 4A1 (4)	174	162
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
5.15% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047, Series 2007-OA5, Class 1A (2)	7,256	6,022
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037, Series 2007-2, Class 2A1	3,860	3,787
Wells Fargo Commercial Mortgage Trust 2013-LC12
3.91%, 07/15/2046, Series 2013-LC12, Class B (4)	89	85
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059, Series 2016-C33, Class A3	746	739
4.51%, 03/15/2059, Series 2016-C33, Class B (4)	4,317	4,239
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048, Series 2016-C35, Class AS	3,155	3,084
Wells Fargo Commercial Mortgage Trust 2016-C36
3.42%, 11/15/2059, Series 2016-C36, Class AS	4,341	4,196

The accompanying notes are an integral part of these financial statements.

242

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.72% – (continued)
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049, Series 2016-LC24, Class AS	$6,000	$5,761
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053, Series 2020-C55, Class A5	5,200	4,780
Wells Fargo Commercial Mortgage Trust 2024-1CHI
5.48%, 07/15/2035, Series 2024-1CHI, Class A (1)(4)	1,018	1,024
Wells Fargo Commercial Mortgage Trust 2024-BPRC
0.31%, 07/15/2043, Series 2024-BPRC, Class X (1)(4)	12,388	113
6.22%, 07/15/2043, Series 2024-BPRC, Class B (1)	1,570	1,614
6.43%, 07/15/2043, Series 2024-BPRC, Class C (1)	999	1,005
7.08%, 07/15/2043, Series 2024-BPRC, Class D (1)	420	422
Wells Fargo Commercial Mortgage Trust 2024-SVEN
6.47%, 06/10/2037, Series 2024-SVEN, Class B (1)(4)	11,010	11,284
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
2.50%, 12/25/2050, Series 2021-RR1, Class A1 (1)(4)	4,702	3,837
WEST Trust 2025-ROSE
5.45%, 04/10/2035, Series 2025-ROSE, Class A (1)(4)	892	903
WFRBS Commercial Mortgage Trust 2013-C15
4.29%, 08/15/2046, Series 2013-C15, Class B(4)	1,505	1,414
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047, Series 2014-C20, Class B	1,634	1,452
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057, Series 2014-C22, Class AS (4)	3,970	3,762
Winchester 1 Plc
6.09% (Sterling Overnight Index Average + 1.55%), 10/21/2056, Series 1, Class C (2)(19)	GBP 155	212
6.54% (Sterling Overnight Index Average + 2.00%), 10/21/2056, Series 1, Class D (2)(19)	144	197
WMRK Commercial Mortgage Trust 2022-WMRK
7.10% (1 Month Term SOFR + 2.79%, 2.79% Floor), 11/15/2027, Series 2022-WMRK, Class A (1)(2)	$2,158	2,158
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036, Series 2017-WWP, Class A (1)	1,740	1,227
3.72%, 11/10/2036, Series 2017-WWP, Class C (1)(4)	320	67

Total Mortgage-Backed Obligations (Cost: $19,409,309)		19,090,788

U.K. Treasury Bonds – 0.12%
United Kingdom Gilt
4.38%, 07/31/2054(19)	GBP 8,051	9,572
4.50%, 03/07/2035	27,430	37,669

Total U.K. Treasury Bonds (Cost: $45,511)		47,241

Total Bonds & Notes (Cost: $45,680,092)		45,087,520

BANK LOANS – 1.12%
1011778 BC ULC
6.08% (CME Term SOFR + 1.75%), 09/20/2030 (2)	$1,479	1,471
8th Avenue Food & Provisions, Inc.
10.25% (CME Term SOFR + 2.75%), 10/01/2025 (2)	194	194
ABG Intermediate Holdings 2 LLC
6.58% (CME Term SOFR + 2.25%), 12/21/2028 (2)	1,169	1,168
Abilene DC 4 LLC
(CME Term SOFR + 2.25%), 06/09/2028 (5)(16)	33,324	33,324
(CME Term SOFR + 2.25), 06/09/2028 (5)(16)	33,752	33,752
Abilene DC 8 LLC
(CME Term SOFR + 2.25%), 06/09/2028 (5)(16)	34,125	34,125

The accompanying notes are an integral part of these financial statements.

243

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BANK LOANS – 1.12% – (continued)
Advantage Sales & Marketing, Inc.
8.79% (CME Term SOFR + 4.25%), 10/28/2027 (2)	$1,440	$1,195
AI Mansart Bidco S.C.S.
10.44% (CME Term SOFR + 6.25%), 09/01/2028(2) (5)(19)	395	387
Albion Financing 3 Sarl
7.32% (CME Term SOFR + 3.00%), 08/16/2029 (2)	235	235
Alpha Generation LLC
(CME Term SOFR + 2.00%), 09/30/2031 (16)	2,618	2,612
Altice Financing SA
9.26% (CME Term SOFR + 5.00%), 10/31/2027 (2)	638	511
Altice France SA
7.78% (€STR + 5.50%), 08/15/2028 (2)	EUR 99	104
9.76% (CME Term SOFR + 5.50%), 08/15/2028 (2)	$4,059	3,667
AmSurg LLC
11.11% (CME Term SOFR + 6.75%), 07/20/2026 (2)	2,697	2,697
12.24% (CME Term SOFR + 7.88%), 11/03/2028 (2)	9,697	9,697
AmWINS Group, Inc.
6.58% (CME Term SOFR + 2.25%), 01/30/2032 (2)	1,471	1,472
Arches Buyer, Inc.
7.68% (CME Term SOFR + 3.25%), 12/06/2027 (2)	715	705
Artera Services LLC
8.80% (CME Term SOFR + 4.50%), 02/15/2031 (2)	1,114	929
Asurion LLC
9.69% (CME Term SOFR + 5.25%), 01/20/2029 (2)	976	903
Athena Health Group, Inc.
7.08% (CME Term SOFR + 2.75%), 02/15/2029 (2)	916	915
Avolon TLB Borrower 1 LLC
6.07% (CME Term SOFR + 1.75%), 06/22/2030 (2)	5,595	5,597
Bach Finance Ltd
(CME Term SOFR + 3.25%), 01/09/2032 (16)	1,109	1,115
Balcan Innovations, Inc.
9.03% (CME Term SOFR + 4.75%), 10/18/2031 (2)	934	850
Barracuda Parent LLC
8.78% (CME Term SOFR + 4.50%), 08/15/2029 (2)	715	592
Bausch + Lomb Corp.
8.33% (CME Term SOFR + 4.00%), 09/29/2028 (2)	712	711
BCPE Empire Holdings, Inc.
7.58% (CME Term SOFR + 3.25%), 12/11/2030 (2)	1,704	1,692
BCPE North Star U.S. Holdco 2, Inc.
8.44% (CME Term SOFR + 4.00%), 06/09/2028 (2)	1,535	1,512
Belron Finance 2019 LLC
7.05% (CME Term SOFR + 2.75%), 10/16/2031 (2)	828	831
Blackhawk Network Holdings, Inc.
8.33% (CME Term SOFR + 4.00%), 03/12/2029 (2)	1,400	1,407
Boost Newco Borrower LLC
6.30% (CME Term SOFR + 2.00%), 01/31/2031 (2)	1,430	1,433
Calpine Corp.
6.08% (CME Term SOFR + 1.75%), 01/31/2031 (2)	2,946	2,944
6.08% (CME Term SOFR + 1.75%), 02/15/2032	2,222	2,221
Cast & Crew LLC
8.08% (CME Term SOFR + 3.75%), 12/29/2028 (2)	546	515
Castle U.S. Holding Corporation
8.84% (CME Term SOFR + 4.25%), 05/31/2030 (2)	721	390
10.32% CME Term SOFR + 6.00%), 04/29/2030	108	108
Celsius, Inc
7.55% (CME Term SOFR + 3.25%), 04/01/2032 (2)	1,211	1,217
Charter Communications Operating LLC
6.55% (CME Term SOFR + 2.25%), 12/15/2031 (2)	2,600	2,603
Chemours Co.
7.33% (CME Term SOFR + 3.00%), 08/18/2028 (2)	1,220	1,215

The accompanying notes are an integral part of these financial statements.

244

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BANK LOANS – 1.12% – (continued)
Cleanova Midco Ltd.
9.07% (CME Term SOFR + 4.75%), 05/22/2032 (2)	$764	$745
Cloud Software Group, Inc.
7.80% (CME Term SOFR + 3.50%), 03/29/2029 (2)	1,142	1,143
ConnectWise LLC
8.06% (CME Term SOFR + 3.50%), 09/29/2028 (2)	408	410
Cornerstone Generation LLC
(CME Term SOFR + 3.25%), 10/28/2031 (16)	571	573
Cotiviti, Inc.
7.07% (CME Term SOFR + 2.75%), 03/26/2032 (2)	776	771
CPI Buyer LLC
8.32% (CME Term SOFR + 4.00%), 05/27/2032 (2)	1,133	1,101
Dave & Buster's, Inc.
7.56% (CME Term SOFR + 3.25%), 11/01/2031 (2)	1,527	1,454
Deerfield Dakota Holding LLC
8.05% (CME Term SOFR + 3.75%), 04/09/2027 (2)	1,962	1,903
Delivery Hero SE
9.30% (CME Term SOFR + 5.00%), 12/12/2029 (2)	2,696	2,715
DraftKings, Inc.
6.07% (CME Term SOFR + 1.75%), 03/04/2032 (2)	1,497	1,492
DTI Holdco, Inc.
8.33% (CME Term SOFR + 4.00%), 04/26/2029 (2)	764	753
EagleView Technology Corp.
10.80% (CME Term SOFR + 6.50%), 08/14/2028 (2)	3,914	3,802
ECi Macola/MAX Holding LLC
7.55% (CME Term SOFR + 3.25%), 05/09/2030 (2)	781	785
Edgewater Generation, LLC
7.33% (CME Term SOFR + 3.00%), 08/01/2030 (2)	531	532
EFS Cogen Holdings I LLC
7.80% (CME Term SOFR + 3.50%), 10/03/2031 (2)	1,099	1,103
Elanco Animal Health, Inc.
6.17% (CME Term SOFR + 1.75%), 08/01/2027 (2)	2,712	2,709
Element Materials Technology Group U.S. Holdings Inc.
8.05% (CME Term SOFR + 3.75%), 07/06/2029 (2)	847	848
Entain plc
6.67% (CME Term SOFR + 2.50%), 03/29/2027 (2)	3,413	3,414
Envalior Finance GmbH
7.69% (€STR + 5.50%), 03/29/2030 (2)	EUR 4,100	4,736
9.82% (CME Term SOFR + 5.50%), 03/29/2030 (2)	$8,017	7,532
Finastra USA, Inc.
2.70% (CME Term SOFR + 7.25%), 09/13/2029 (2)(6)	52	52
11.43% (CME Term SOFR + 7.25%), 09/13/2029 (2)	2,505	2,508
First Eagle Investment Management LLC
(CME Term SOFR + 3.50%), 06/06/2032 (16)	128	126
(CME Term SOFR + 3.50%), 06/06/2032 (16)	752	738
Flutter Entertainment plc
6.30% (CME Term SOFR + 2.00%), 06/04/2032 (2)	1,769	1,767
Frontier Communications Holdings LLC
6.79% (CME Term SOFR + 2.50%), 07/01/2031 (2)	680	680
Gainwell Acquisition Corp.
8.40% (CME Term SOFR + 4.00%), 10/01/2027 (2)	2,891	2,780
Genesys Cloud Services Holdings I LLC
6.83% (CME Term SOFR + 2.50%), 01/30/2032 (2)	824	823
GIH Borrower LLC
6.80% (CME Term SOFR + 2.50%), 11/26/2031 (2)	639	642
Grifols Worldwide Operations Ltd.
6.48% (CME Term SOFR + 2.00%), 11/15/2027 (2)	1,808	1,801

The accompanying notes are an integral part of these financial statements.

245

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BANK LOANS – 1.12% – (continued)
HDI Aerospace Intermediate Holding III Corp.
(CME Term SOFR + 4.50%), 02/11/2032 (16)	$1,441	$1,441
Healthpeak OP LLC
5.27% (CME Term SOFR + 0.84%), 02/22/2027 (2)	3,419	3,360
5.27% (CME Term SOFR + 0.84%), 08/20/2027 (2)	3,419	3,360
5.34% (CME Term SOFR + 0.85%), 03/01/2029 (2)	6,901	6,694
Heartland Dental LLC
8.83% (CME Term SOFR + 4.50%), 04/28/2028 (2)	735	735
Hilton Domestic Operating Co. Inc.
6.07% (CME Term SOFR + 1.75%), 11/08/2030 (2)	6,280	6,299
Hilton Garden Inn Waikiki
7.61% (CME Term SOFR + 3.30%), 05/31/2029 (2)(5)(19)	5,100	5,082
Hunterstown Generation LLC
7.82% (CME Term SOFR + 3.50%), 11/06/2031 (2)	661	660
Ingenovis Health, Inc.
8.68% (CME Term SOFR + 4.25%), 03/06/2028 (2)	1,271	526
8.70% (CME Term SOFR + 4.25%), 03/06/2028 (2)	618	244
Invitation Homes OP LP
5.26% (CME Term SOFR + 0.85%), 09/09/2028 (2)	10,003	9,803
Iqvia, Inc.
6.05% (CME Term SOFR + 1.75%), 01/02/2031 (2)	2,107	2,115
Jane Street Group LLC
6.33% (CME Term SOFR + 2.00%), 12/15/2031 (2)	1,767	1,764
Jazz Pharmaceuticals, Inc.
6.58% (CME Term SOFR + 2.25%), 05/05/2028 (2)	1,407	1,413
Kelso Industries LLC
10.08% (CME Term SOFR + 5.75%), 12/30/2029	1,179	1,179
KFC Holding Co.
6.18% (CME Term SOFR + 1.75%), 03/15/2028 (2)	1,119	1,124
KUEHG Corp.
7.55% (CME Term SOFR + 3.25%), 06/12/2030 (2)	454	454
Lealand Finance Co. BV
5.44% (CME Term SOFR + 1.00%), 12/30/2027 (2)	715	358
7.44% (CME Term SOFR + 3.00%), 06/30/2027 (2)	149	93
Magnite, Inc.
7.33% (CME Term SOFR + 3.00%), 02/06/2031 (2)	1,644	1,646
Mativ Holdings, Inc.
6.93% (CME Term SOFR + 2.50%), 05/06/2027 (2)	764	757
McAfee Corp.
7.32% (CME Term SOFR + 3.00%), 03/01/2029 (2)	301	292
Mediapro
7.73% (€STR + 5.75%), 08/14/2029 (2)	EUR 8,100	9,541
Mercury Aggregator LP
(FIXED + 13.50%), 04/03/2026(5)(16)	$1,632	1,632
MH Sub I LLC
8.58% (CME Term SOFR + 4.25%), 05/03/2028 (2)	1,424	1,334
MH SUB I LLC
8.58% (CME Term SOFR + 4.25%), 12/31/2031 (2)	1,875	1,625
Modena Buyer LLC
8.78% (CME Term SOFR + 4.50%), 07/01/2031 (2)	465	447
ModivCare, Inc.
(CME Term SOFR + 4.75%), 07/01/2031 (16)	4,480	3,255
11.71% (CME Term SOFR + 7.50%), 01/09/2026 (2)	2,305	1,743
Naked Juice LLC
7.65% (CME Term SOFR + 3.25%), 01/24/2029 (2)	4,313	3,421
9.80% (CME Term SOFR + 5.50%), 01/24/2029 (2)	6,650	6,580
10.40% (CME Term SOFR + 6.00%), 01/24/2030 (2)	488	225

The accompanying notes are an integral part of these financial statements.

246

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BANK LOANS – 1.12% – (continued)
NEP Group, Inc.
9.34% (CME Term SOFR + 4.75%), 08/19/2026 (2)	$795	$731
Northwind Midstream Partners LLC
(CME Term SOFR + 6.25%), 03/16/2029 (5)(16)(19)	7,973	7,814
Opal Bidco SAS
7.44% (CME Term SOFR + 3.25%), 04/28/2032 (2)	1,182	1,186
Oregon Tool Lux LP
9.67% (CME Term SOFR + 5.35%), 10/15/2029 (2)	57	58
Oregon Tool, Inc.
8.59% (CME Term SOFR + 4.00%), 10/15/2029 (2)	1,963	1,584
Osmosis Buyer Ltd
7.32% (CME Term SOFR + 3.00%), 07/31/2028 (2)	665	664
Peer Holding III BV
6.80% (CME Term SOFR + 2.50%), 07/01/2031 (2)	2,517	2,528
Pelican Products, Inc.
8.81% (CME Term SOFR + 4.25%), 12/29/2028 (2)	1,693	1,475
Peraton Corp.
8.18% (CME Term SOFR + 3.75%), 02/01/2028 (2)	1,977	1,741
Planet U.S. Buyer LLC
7.33% (CME Term SOFR + 3.00%), 02/07/2031 (2)	1,004	1,008
Plano Holdco, Inc.
(CME Term SOFR + 3.50%), 10/02/2031 (16)	448	424
Poseidon Bidco SAS.
6.98% (€STR + 5.00%), 03/13/2030 (2)	EUR 15,000	11,905
Potomac Energy Center LLC
(CME Term SOFR + 3.00%), 03/14/2032 (16)	$732	731
10.56% (CME Term SOFR + 6.00%), 11/12/2026 (2)	719	719
Primo Brands Corp.
6.55% (CME Term SOFR + 2.25%), 03/31/2028 (2)	314	315
Red Ventures LLC
7.08% (CME Term SOFR + 2.75%), 03/04/2030 (2)	1,448	1,225
Renaissance Holding Corp.
8.28% (CME Term SOFR + 4.00%), 04/05/2030 (2)	2,565	2,323
Republic of Panama
4.10% (€STR + 1.75%), 03/05/2027 (2)(5)	EUR 28,600	33,689
Research Now Group LLC
9.59% (CME Term SOFR + 5.00%), 07/15/2028 (2)	$366	364
Ryan LLC
7.83% (CME Term SOFR + 3.50%), 11/14/2030 (2)	695	696
Sabre GLBL, Inc.
9.43% (CME Term SOFR + 5.00%), 06/30/2028 (2)	513	507
10.43% (CME Term SOFR + 6.00%), 11/15/2029	1,047	1,043
Showtime Acquisition, LLC
9.07% (CME Term SOFR + 4.75%), 08/16/2031 (2)	1,758	1,771
South Field Energy LLC
7.55% (CME Term SOFR + 3.25%), 08/29/2031 (2)	47	47
7.55% (CME Term SOFR + 3.25%), 08/29/2031 (2)	730	732
Southern Veterinary Partners LLC
7.53% (CME Term SOFR + 3.25%), 12/04/2031 (2)	1,055	1,056
Star Parent, Inc.
8.30% (CME Term SOFR + 4.00%), 09/27/2030 (2)	509	504
Station Casinos LLC
(CME Term SOFR + 2.00%), 03/14/2031 (16)	628	628
Stubhub Holdco Sub LLC
9.08% (CME Term SOFR + 4.75%), 03/15/2030 (2)	590	571
SVF II Finco LP
(CME Term SOFR + 3.65%), 04/25/2029 (16)	2,791	2,791

The accompanying notes are an integral part of these financial statements.

247

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BANK LOANS – 1.12% – (continued)
(CME Term SOFR + 3.65%), 04/25/2029(16)	$21,809	$21,809
6.00% (FIXED + 6.00%), 12/23/2025 (2)(5)	6,280	6,280
Syniverse Holdings LLC
11.30% (CME Term SOFR + 7.00%), 05/13/2027 (2)	283	267
TCP Sunbelt Acquisition Co.
8.58% (CME Term SOFR + 4.25%), 10/24/2031 (2)	1,194	1,194
Technimark Holdings LLC
7.57% (CME Term SOFR + 3.25%), 04/14/2031 (2)	1,849	1,856
Telenet Financing USD LLC
6.47% (CME Term SOFR + 2.00%), 04/30/2028 (2)	796	777
TransDigm, Inc.
6.80% (CME Term SOFR + 2.50%), 02/28/2031 (2)	36,469	36,532
7.05% (CME Term SOFR + 2.75%), 08/24/2028 (2)	513	515
7.05% (CME Term SOFR + 2.75%), 03/22/2030 (2)	2,035	2,041
TripAdvisor, Inc.
7.08% (CME Term SOFR + 2.75%), 07/08/2031 (2)	1,116	1,111
TruGreen LP
8.43% (CME Term SOFR + 4.00%), 11/02/2027 (2)	1,858	1,759
U.S. Renal Care, Inc.
9.44% (CME Term SOFR + 5.00%), 06/20/2028 (2)	939	886
UFC Holdings LLC
6.57% (CME Term SOFR + 2.25%), 11/21/2031 (2)	728	731
United Natural Foods, Inc.
9.08% (CME Term SOFR + 4.75%), 05/01/2031 (2)	1,320	1,327
Virgin Media Bristol LLC
6.93% (CME Term SOFR + 2.50%), 01/31/2028 (2)	626	618
Vistra Operations Co. LLC
6.08% (CME Term SOFR + 1.75%), 12/20/2030 (2)	2,796	2,801
Voyager Parent LLC
(CME Term SOFR + 4.75%), 05/09/2032 (16)	2,335	2,308
WEC U.S. Holdings Ltd.
6.57% (CME Term SOFR + 2.25%), 01/27/2031 (2)	1,166	1,166
X Corp.
9.50% (FIXED + 9.50%), 10/26/2029 (2)	1,292	1,255
10.93% (CME Term SOFR + 6.50%), 10/26/2029(2)	1,468	1,433
Xerox Corp.
8.27% (CME Term SOFR + 4.00%), 11/17/2029 (2)	1,062	1,022
Zayo Group Holdings, Inc.
7.44% (CME Term SOFR + 3.00%), 03/09/2027 (2)	2,155	2,045
8.58% (CME Term SOFR + 4.25%), 03/09/2027 (2)	1,078	1,033

Total Bank Loans (Cost: $458,488)		458,252

	Shares (000s)	Value (000s)
COMMON STOCKS – 0.07%
Communications – 0.06%
Clear Channel Outdoor Holdings, Inc. – Class A (9)	2,065	$2,416
iHeartMedia, Inc. – Class A (9)	499	878
iHeartMedia, Inc. – Class B (5)(9)	365	579
Intelsat SA (9)(19)	447	19,089
Windstream Holdings II LLC (5)(9)	9	123
WOM SA (5)(9)(15)(19)	1	—

Total Communications		23,085

The accompanying notes are an integral part of these financial statements.

248

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 0.07% – (continued)
Healthcare – 0.01%
AmSurg Corp. (5)(9)(19)	91	$4,103

Total Healthcare		4,103

Total Common Stocks (Cost: $54,409)		27,188

CONVERTIBLE PREFERRED STOCKS – 0.04%
Industrials – 0.04%
Boeing Co., 6.00%	233	15,865

Total Industrials		15,865

Total Convertible Preferred Stocks (Cost: $11,635)		15,865

WARRANTS – 0.00%(10)
Communications – 0.00%(10)
Intelsat SA, expires 02/17/2027 (5)(9)(15)	1	–
Intelsat SA, expires 02/17/2027 (5)(9)(15)	4	–
Windstream Holdings, Inc., expires 12/31/2035 (5)(9)	2	24

Total Communications		24

Total Warrants (Cost: $8,373)		24

SHORT-TERM INVESTMENTS – 10.05%
Money Market Funds – 2.97%
Fidelity Institutional Money Market Government Portfolio – Class I, 4.27% (17)	1,213,432	1,213,432

Total Money Market Funds (Cost: $1,213,432)		1,213,432

	Principal Amount (000s)	Value (000s)
Government Related – 0.24%
Federal Home Loan Bank Discount Notes, 0.00%, 11/07/2025	$100,000	98,527

Total Government Related (Cost: $98,518)		98,527

Corporate Bonds – 0.05%
Utilities – 0.05%
Pacific Gas & Electric Co.
5.34% (SOFR + 0.95%), 09/04/2025 (2)	22,100	22,100

Total Utilities		22,100

Total Corporate Bonds (Cost: $22,100)		22,100

Commercial Paper – 0.21%
Air Lease Corp., 4.85%, 07/08/2025	3,300	3,297
Air Lease Corp., 4.86%, 07/15/2025	7,800	7,785
Alimentation Couche-Tard, Inc., 4.66%, 07/29/2025	7,200	7,173
Alimentation Couche-Tard, Inc., 4.66%, 07/30/2025	10,800	10,758
Canadian Natural Resources Ltd., 4.84%, 07/11/2025	2,400	2,397
Canadian Natural Resources Ltd., 4.92%, 08/06/2025	11,600	11,543
CBRE Group, Inc., 4.66%, 07/24/2025	12,800	12,758

The accompanying notes are an integral part of these financial statements.

249

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Commercial Paper – 0.21% – (continued)
CVS Caremark, 4.93%, 07/14/2025		$9,900	$9,881
CVS Health Corp., 4.93%, 07/15/2025		2,300	2,295
Enbridge, Inc., 4.61%, 07/11/2025		6,400	6,391
Enbridge, Inc., 4.62%, 07/21/2025		3,600	3,590
NextEra Energy, Inc., 4.63%, 08/19/2025		1,300	1,292
Targa Resources Corp., 4.72%, 07/29/2025		5,700	5,677

Total Commercial Paper (Cost: $84,851)			84,837

Repurchase Agreements – 4.70%
Bank of America Securities, Inc., 4.38% dated 06/30/2025, due 08/15/2025, repurchase price $251,004 (collateralized by U.S. Treasury Note, value $255,073, 4.25%, 11/30/2026)		250,000	250,000
Bank of America Securities, Inc., 4.38% dated 06/30/2025, due 08/18/2025, repurchase price $592,441 (collateralized by U.S. Treasury Note, value $603,251, 2.88%, 05/15/2028)		590,000	590,000
Bank of America Securities, Inc., 4.42% dated 06/30/2025, due 07/01/2025, repurchase price $250,031 (collateralized by U.S. Treasury Note, value $255,566, 3.75%, 08/15/2027)		250,000	250,000
Bank of America Securities, Inc., 4.43% dated 06/30/2025, due 07/01/2025, repurchase price $400,194 (collateralized by U.S. Treasury Note, value $409,923 , 1.75-2.38%, 05/15/2029-11/15/2029)		400,000	400,000
Bank of America Securities, Inc., 4.44% dated 06/30/2025, due 07/01/2025, repurchase price $9,401 (collateralized by U.S. Treasury Note, value $9,604, 3.65%, 03/31/2028)		9,400	9,400
Bank of America Securities, Inc., 4.45% dated 06/30/2025, due 07/01/2025, repurchase price $400,049 (collateralized by U.S. Treasury Note, value $408,391, 4.13%, 09/30/2027)		400,000	400,000
Bank of America Securities, Inc., 4.55% dated 06/30/2025, due 07/01/2025, repurchase price $22,503 (collateralized by U.S. Treasury Note, value $22,971, 3.88%, 05/31/2027)		22,500	22,500

Total Repurchase Agreements (Cost: $1,921,900)			1,921,900

U.S. Treasury Bills – 1.21%
U.S. Treasury Bill, 0.00%, 07/01/2025		35,576	35,576
U.S. Treasury Bill, 0.00%, 07/03/2025		475	475
U.S. Treasury Bill, 0.00%, 07/08/2025		35,500	35,471
U.S. Treasury Bill, 0.00%, 07/15/2025		35,517	35,460
U.S. Treasury Bill, 0.00%, 07/22/2025		35,547	35,461
U.S. Treasury Bill, 0.00%, 07/29/2025		35,576	35,461
U.S. Treasury Bill, 0.00%, 08/07/2025 (13)		52,018	51,791
U.S. Treasury Bill, 0.00%, 08/14/2025 (13)		2,917	2,902
U.S. Treasury Bill, 0.00%, 08/19/2025 (13)		1,339	1,331
U.S. Treasury Bill, 0.00%, 08/28/2025 (13)		302	300
U.S. Treasury Bill, 0.00%, 09/04/2025 (13)		1,289	1,279
U.S. Treasury Bill, 0.00%, 09/16/2025 (13)		3,341	3,311
U.S. Treasury Bill, 0.00%, 10/07/2025		175,000	172,998
U.S. Treasury Bill, 0.00%, 10/21/2025 (13)		455	449
U.S. Treasury Bill, 0.00%, 12/26/2025		83,200	81,508

Total U.S. Treasury Bills (Cost: $493,787)			493,773

Time Deposits – 0.67%
ANZ, London, 2.86% due 07/01/2025	AUD	6,419	4,224
Brown Brothers Harriman, 2.25% due 07/01/2025	NZD	258	157
Brown Brothers Harriman, 5.41% due 07/01/2025(15)	ZAR	0	0
Citibank, London, 1.11% due 07/01/2025	EUR	10,311	12,146
Citibank, London, 3.42% due 07/01/2025	GBP	28,073	38,535
Citibank, New York, 3.83% due 07/01/2025		$162,757	162,757
HSBC, Hong Kong, 0.02% due 07/02/2025	HKD	440	56
HSBC, Singapore, 0.56% due 07/01/2025 (15)	SGD	0	0
JP Morgan, New York, 3.83% due 07/01/2025		$5,848	5,848

The accompanying notes are an integral part of these financial statements.

250

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.67% – (continued)
Nordea Bank, Oslo, 3.19% due 07/01/2025	NOK	15	$1
Royal Bank of Canada, Toronto, 1.80% due 07/02/2025	CAD	444	326
Royal Bank of Canada, Toronto, 3.83% due 07/01/2025		$14,541	14,541
Skandinaviska Enskilda Banken AB, Stockholm,—0.31% due 07/01/2025	CHF	118	148
Skandinaviska Enskilda Banken AB, Stockholm, 1.05% due 07/01/2025	SEK	6	1
Standard Chartered Bank, Johannesburg, 5.41% due 07/01/2025	ZAR	5,860	331
Sumitomo Trust Bank, London, 3.83% due 07/01/2025		$32,449	32,449
Sumitomo, Tokyo, 0.12% due 07/01/2025	JPY	55,722	387

Total Time Deposits (Cost: $271,907)			271,907

Total Short-Term Investments (Cost: $4,106,495)			4,106,476

TOTAL INVESTMENTS IN SECURITIES – 121.65% (Cost: $50,319,492)			49,695,325

TBA SALE COMMITMENTS – (0.70)%
Mortgage-Backed Obligations – (0.70)%
Fannie Mae
2.50%, 08/01/2055(18)		$(50,000)	(41,460)
3.00%, 07/01/2040(18)		(4,646)	(4,430)
3.00%, 05/25/2044(18)		(51,350)	(44,425)
3.00%, 08/01/2055(18)		(196,500)	(169,969)
3.50%, 07/01/2027(18)		(498)	(481)
4.50%, 08/01/2055(18)		(25,400)	(24,285)
Ginnie Mae
3.50%, 07/01/2055(18)		(2,117)	(1,924)

Total Mortgage-Backed Obligations (Proceeds Received: $(283,022))			(286,974)

Total TBA Sale Commitments (Proceeds Received: $(283,022))			(286,974)

LIABILITIES IN EXCESS OF OTHER ASSETS – (20.95)%			(8,556,488)

TOTAL NET ASSETS – 100.00%			$40,851,863

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

REIT Real Estate Investment Trust

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

COP	Colombian Peso

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen
MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peruvian Sol

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

UYU	Uruguayan Peso

ZAR	South African Rand

The accompanying notes are an integral part of these financial statements.

251

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

(1)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $11,832,109, which represents 28.96% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2025.

(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2025.

(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2025.

(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $239,643, which represents 0.59% of total net assets.

(6)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(7)	Payment in-kind security for which part of the income earned may be paid as additional principal.

(8)	Security in default as of June 30, 2025. The value of these securities totals $7,329, which represents 0.02% of total net assets.

(9)	Non-income producing security.

(10)	Amount calculated is less than 0.005%.

(11)	Inflation protected security. The value of these securities totals $1,129,194, which represents 2.76% of total net assets.

(12)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(13)	All or a portion of the security assigned as collateral for certain futures and swap contracts. The value of these pledged issues totals $303,552, which represents 0.74% of total net assets.

(14)	Delayed delivery purchase commitment security. The value of these securities totals $8,439,460, which represents 20.66% of total net assets.

(15)	A zero balance may reflect actual amounts rounding to less than one thousand.

(16)	All or a portion of this position represents an unsettled loan commitment at year end. Certain details associated with this unsettled purchase may not be known prior to settlement date.

(17)	Represents annualized seven-day yield as of the close of the reporting period.

(18)	Delayed delivery sale commitment security. The value of these securities totals $(286,974), which represents (0.70)% of total net assets.

(19)	Security that is restricted at June 30, 2025. The value of these securities totals $358,028, which represents 0.88% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
669	Australian 3 Year Bond Future	Sep. 2025	AUD	71,840	$47,439	$157
4,666	Australian 10 Year Bond Future	Sep. 2025		530,416	351,987	2,894
650	Euro-Bobl Future	Sep. 2025	EUR	76,584	90,104	(109)
7,291	Long Gilt Future	Sep. 2025	GBP	662,617	931,043	21,502
33,389	U.S. 2 Year Note Future	Sep. 2025		$6,918,482	$6,945,695	$27,213
13,593	U.S. 5 Year Note Future	Sep. 2025		1,465,351	1,481,637	16,286
2,383	U.S. Long Bond Future	Sep. 2025		268,643	275,162	6,519
23,519	U.S. Ultra 10 Year Note Future	Sep. 2025		2,632,121	2,687,413	55,292
10,719	U.S. Ultra Bond Future	Sep. 2025		1,234,352	1,276,901	42,549

						172,303

The accompanying notes are an integral part of these financial statements.

252

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

Open Futures Contracts (Continued)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(285)	Australian 10 Year Bond Future	Sep. 2025	AUD	(32,354)	$(21,499)	$(205)
(437)	Euro-Bobl Future	Sep. 2025	EUR	(51,595)	(60,577)	199
(1,630)	Euro-Bund Future	Sep. 2025		(213,496)	(249,896)	1,593
(330)	Euro-Buxl 30 Year Bond Future	Sep. 2025		(39,615)	(46,157)	508
(133)	Euro-Schatz Future	Sep. 2025		(14,285)	(16,803)	24
(705)	U.S. 10 Year Note Future	Sep. 2025		$(77,910)	(79,049)	(1,139)
(12,891)	U.S. Ultra 10 Year Note Future	Sep. 2025		(1,443,246)	(1,472,999)	(29,753)
(64)	U.S. Ultra Bond Future	Sep. 2025		(7,529)	(7,624)	(95)

						(28,868)

						$143,435

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	2,310	USD	1,498	07/02/25	J.P. Morgan	$22
AUD	4,530	USD	2,951	07/02/25	J.P. Morgan	30
AUD	1,765	USD	1,158	08/05/25	J.P. Morgan	5
BRL	317,586	USD	55,697	07/02/25	BNP Paribas	2,757
BRL	96,300	USD	17,488	07/02/25	Goldman Sachs	237
BRL	470,356	USD	86,191	07/02/25	Goldman Sachs	380
BRL	153,000	USD	27,644	07/02/25	J.P. Morgan	516
BRL	97,796	USD	17,367	09/03/25	Goldman Sachs	348
BRL	88,111	USD	15,548	09/17/25	Barclays Bank	354
BRL	11,337	USD	2,006	09/17/25	Citibank	40
BRL	46,922	USD	8,321	10/02/25	Goldman Sachs	114
BRL	156,219	USD	27,705	10/02/25	Goldman Sachs	379
CZK	105,485	USD	4,823	07/22/25	Goldman Sachs	206
EGP	30,422	USD	542	12/22/25	Morgan Stanley	29
EUR	15,496	USD	18,149	07/02/25	BNP Paribas	104
EUR	1,877	USD	2,178	07/02/25	BNP Paribas	33
EUR	249,032	USD	288,903	07/02/25	Deutsche Bank	4,445
EUR	6,688	USD	7,601	07/02/25	J.P. Morgan	277
EUR	1,518	USD	1,742	07/02/25	J.P. Morgan	46
EUR	75,555	USD	87,559	07/02/25	Morgan Stanley	1,441
EUR	1,023	USD	1,184	07/02/25	Morgan Stanley	21
EUR	2,989	USD	3,501	07/02/25	Morgan Stanley	20
EUR	2,475	USD	2,902	07/02/25	Morgan Stanley	14
EUR	4,339	USD	4,986	07/11/25	Citibank	128
EUR	4,030	USD	4,594	07/11/25	Goldman Sachs	156
EUR	2,270	USD	2,585	07/11/25	Goldman Sachs	90
EUR	3,379	USD	3,918	07/11/25	Goldman Sachs	64
EUR	3,589	USD	4,089	07/11/25	Goldman Sachs	140
EUR	9,862	USD	10,971	07/11/25	Goldman Sachs	653
EUR	8,328	USD	9,682	07/11/25	Goldman Sachs	134
EUR	5,929	USD	6,771	07/11/25	Goldman Sachs	217
EUR	4,936	USD	5,605	07/11/25	Goldman Sachs	214
EUR	126	USD	146	07/11/25	Goldman Sachs	3
EUR	3	USD	3	07/16/25	UBS (1)	0
EUR	6	USD	6	07/16/25	UBS (1)	0
EUR	95	USD	108	07/16/25	UBS	4
EUR	146	USD	166	07/16/25	UBS	7
EUR	107	USD	122	07/16/25	UBS	5

The accompanying notes are an integral part of these financial statements.

253

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
EUR	105	USD	119	07/16/25	UBS	$4
EUR	103	USD	117	07/16/25	UBS	4
EUR	105	USD	120	07/16/25	UBS	4
EUR	22,835	USD	26,830	08/04/25	J.P. Morgan	133
GBP	2,681	USD	3,631	07/02/25	Bank of America	49
GBP	2,599	USD	3,536	07/02/25	BNP Paribas	31
GBP	2,104	USD	2,834	07/02/25	J.P. Morgan	54
GBP	1,187	USD	1,608	07/02/25	J.P. Morgan	21
GBP	12,062	USD	16,268	07/02/25	J.P. Morgan	290
GBP	5,363	USD	7,239	07/02/25	Morgan Stanley	122
GBP	2,058	USD	2,762	07/02/25	Morgan Stanley	63
GBP	1,157	USD	1,574	07/02/25	Morgan Stanley	14
GBP	19,962	USD	27,345	09/17/25	J.P. Morgan	69
IDR	365,942	USD	22	07/16/25	BNP Paribas (1)	0
IDR	1,623,087	USD	100	07/16/25	BNP Paribas (1)	0
IDR	1,928,692	USD	118	07/16/25	Goldman Sachs	1
INR	2,942	USD	34	08/20/25	BNP Paribas (1)	0
INR	1,899	USD	22	08/20/25	Deutsche Bank (1)	0
INR	769	USD	9	08/20/25	Deutsche Bank (1)	0
INR	769	USD	9	08/20/25	Deutsche Bank (1)	0
INR	1,466	USD	17	08/20/25	Goldman Sachs (1)	0
INR	1,878	USD	22	08/20/25	J.P. Morgan (1)	0
JPY	6,329,586	USD	43,814	07/02/25	Morgan Stanley	140
JPY	1,878,736	USD	13,072	08/04/25	BNP Paribas	27
JPY	7,301,206	USD	50,767	08/04/25	Morgan Stanley	138
JPY	5,012,167	USD	34,494	08/04/25	Morgan Stanley	452
KRW	96,604	USD	71	07/16/25	J.P. Morgan	1
KWD	158	USD	517	05/21/26	BNP Paribas (1)	0
KWD	79	USD	260	06/17/26	BNP Paribas (1)	0
KWD	80	USD	260	06/30/26	BNP Paribas	1
MXN	52,882	USD	2,743	09/17/25	Deutsche Bank	52
MXN	152,896	USD	8,029	09/17/25	Goldman Sachs	52
MXN	153,528	USD	8,030	09/17/25	J.P. Morgan	84
NOK	1,567	USD	155	07/02/25	Morgan Stanley (1)	0
PEN	22,521	USD	6,213	07/03/25	Bank of America	145
PEN	3,566	USD	973	08/04/25	Citibank	33
PEN	10,459	USD	2,885	09/17/25	BNP Paribas	61
PLN	32,314	USD	8,581	07/11/25	Goldman Sachs	382
TRY	300,265	USD	7,379	07/08/25	J.P. Morgan	124
TRY	575	USD	14	07/22/25	J.P. Morgan (1)	0
TRY	1,055,079	USD	25,507	07/22/25	J.P. Morgan	529
TRY	458,267	USD	10,919	08/19/25	J.P. Morgan	97
TRY	1,009,994	USD	24,047	08/19/25	Morgan Stanley	231
USD	3,211	COP	13,214,173	09/17/25	Goldman Sachs	11
USD	207	JPY	29,532	09/17/25	J.P. Morgan (1)	0
USD	28,997	JPY	4,120,107	09/17/25	J.P. Morgan	133
USD	950	KWD	276	05/03/29	BNP Paribas	42
USD	13,930	KWD	4,052	05/07/29	BNP Paribas	608
USD	1,980	KWD	576	07/02/29	BNP Paribas	87
USD	4,475	KWD	1,299	05/09/30	BNP Paribas	184
USD	6,718	KWD	1,951	05/13/30	BNP Paribas	275

					Total Unrealized Appreciation	18,381

CAD	3,985	USD	2,951	09/17/25	Barclays Bank	(13)
JPY	7,913,612	USD	55,161	07/02/25	J.P. Morgan	(207)
KWD	153	USD	503	05/04/26	BNP Paribas	(2)

The accompanying notes are an integral part of these financial statements.

254

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
KWD	229	USD	755	05/05/26	BNP Paribas	$(4)
KWD	77	USD	252	05/18/26	BNP Paribas (1)	(0)
KWD	262	USD	860	05/28/26	BNP Paribas	(2)
KWD	77	USD	253	06/02/26	BNP Paribas (1)	(0)
KWD	93	USD	303	06/10/26	BNP Paribas	(1)
KWD	77	USD	253	06/10/26	BNP Paribas (1)	(0)
KWD	231	USD	757	06/15/26	BNP Paribas	(1)
KWD	153	USD	506	06/10/27	BNP Paribas	(4)
KWD	153	USD	506	06/10/27	BNP Paribas	(4)
USD	12	CAD	17	07/02/25	Bank of America (1)	(0)
USD	365,839	EUR	321,744	07/02/25	Bank of America	(13,160)
USD	14,546	GBP	10,708	07/02/25	Bank of America	(152)
USD	58,197	BRL	317,586	07/02/25	BNP Paribas	(257)
USD	6,053	CAD	8,334	07/02/25	BNP Paribas	(67)
USD	3,268	AUD	5,075	07/02/25	Deutsche Bank	(72)
USD	27,705	BRL	152,681	07/02/25	Goldman Sachs	(397)
USD	17,367	BRL	96,302	07/02/25	Goldman Sachs	(358)
USD	8,321	BRL	45,872	07/02/25	Goldman Sachs	(122)
USD	45,360	BRL	271,800	07/02/25	Goldman Sachs	(4,666)
USD	1,157	AUD	1,765	07/02/25	J.P. Morgan	(5)
USD	28,037	BRL	153,000	07/02/25	J.P. Morgan	(124)
USD	274,483	GBP	203,746	07/02/25	J.P. Morgan	(5,189)
USD	240	NZD	403	07/02/25	J.P. Morgan	(5)
USD	13,829	EUR	12,074	07/02/25	Morgan Stanley	(394)
USD	34,494	JPY	5,030,659	07/02/25	Morgan Stanley	(439)
USD	50,767	JPY	7,328,168	07/02/25	Morgan Stanley	(122)
USD	170	NOK	1,730	07/02/25	Morgan Stanley	(1)
USD	6,132	PEN	22,534	07/03/25	Deutsche Bank	(229)
USD	29	TRY	1,156	07/08/25	BNP Paribas (1)	(0)
USD	67	TRY	2,718	07/08/25	Goldman Sachs (1)	(0)
USD	188,010	EUR	173,004	07/11/25	Bank of America	(15,905)
USD	3,578	PEN	13,000	07/11/25	Bank of America	(91)
USD	4,631	GBP	3,571	07/11/25	Citibank	(271)
USD	13,283	EUR	11,876	07/11/25	Goldman Sachs	(715)
USD	2,504	EUR	2,277	07/11/25	Goldman Sachs	(180)
USD	4,466	EUR	4,070	07/11/25	Goldman Sachs	(332)
USD	4,934	EUR	4,444	07/11/25	Goldman Sachs	(304)
USD	2,499	EUR	2,273	07/11/25	Goldman Sachs	(180)
USD	5,970	EUR	5,404	07/11/25	Goldman Sachs	(399)
USD	1,231	EUR	1,130	07/11/25	Goldman Sachs	(100)
USD	3,078	EUR	2,701	07/11/25	Goldman Sachs	(106)
USD	55,191	EUR	50,083	07/11/25	Goldman Sachs	(3,841)
USD	708	EUR	612	07/11/25	Goldman Sachs	(14)
USD	2,455	EUR	2,150	07/11/25	Goldman Sachs	(79)
USD	1,620	EUR	1,419	07/11/25	Goldman Sachs	(52)
USD	4,568	EUR	4,014	07/11/25	Goldman Sachs	(164)
USD	5,512	EUR	4,837	07/11/25	Goldman Sachs	(189)
USD	5,688	EUR	4,989	07/11/25	Goldman Sachs	(192)
USD	4,319	EUR	3,851	07/11/25	Goldman Sachs	(221)
USD	2,489	EUR	2,180	07/11/25	Goldman Sachs	(80)
USD	564	EUR	498	07/11/25	Goldman Sachs	(23)
USD	6,854	PLN	26,751	07/11/25	J.P. Morgan	(566)
USD	1,470	PLN	5,563	07/11/25	J.P. Morgan	(74)
USD	3,626	TWD	118,017	07/16/25	BNP Paribas	(438)
USD	2,977	TWD	96,599	07/16/25	BNP Paribas	(350)
USD	3,650	TWD	118,851	07/16/25	J.P. Morgan	(443)

The accompanying notes are an integral part of these financial statements.

255

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts  (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	2,638	TWD	85,700	07/16/25	J.P. Morgan	$(313)
USD	107	EUR	94	07/16/25	Morgan Stanley	(4)
USD	114	EUR	100	07/16/25	Morgan Stanley	(4)
USD	114	EUR	100	07/16/25	Morgan Stanley	(4)
USD	109	EUR	95	07/16/25	Morgan Stanley	(4)
USD	111	EUR	98	07/16/25	Morgan Stanley	(4)
USD	8	EUR	7	07/16/25	UBS (1)	(0)
USD	8	EUR	7	07/16/25	UBS (1)	(0)
USD	4	EUR	3	07/16/25	UBS (1)	(0)
USD	120	EUR	105	07/16/25	UBS	(5)
USD	6	EUR	6	07/16/25	UBS (1)	(0)
USD	57	EUR	50	07/16/25	UBS	(3)
USD	4	EUR	3	07/16/25	UBS (1)	(0)
USD	3,323	CZK	72,954	07/22/25	Citibank	(155)
USD	1,481	CZK	32,531	07/22/25	Citibank	(70)
USD	21,696	ZAR	392,409	07/23/25	Goldman Sachs	(432)
USD	23,028	ZAR	411,537	07/23/25	J.P. Morgan	(178)
USD	47,791	ZAR	864,106	07/23/25	Morgan Stanley	(935)
USD	46,811	PEN	172,991	07/30/25	BNP Paribas	(1,986)
USD	969	PEN	3,566	08/04/25	Citibank	(37)
USD	288,903	EUR	248,487	08/04/25	Deutsche Bank	(4,497)
USD	253,627	GBP	185,243	08/04/25	J.P. Morgan	(690)
USD	30,551	EUR	25,991	08/04/25	Morgan Stanley	(138)
USD	155	NOK	1,567	08/04/25	Morgan Stanley (1)	(0)
USD	245	NZD	403	08/04/25	Morgan Stanley	(1)
USD	6,110	CAD	8,341	08/05/25	BNP Paribas	(27)
USD	4,651	TWD	151,186	08/20/25	BNP Paribas	(608)
USD	10,319	TWD	337,532	08/20/25	BNP Paribas	(1,421)
USD	11,650	TWD	381,093	08/20/25	J.P. Morgan	(1,606)
USD	4,435	TWD	145,424	08/20/25	J.P. Morgan	(624)
USD	31,783	PEN	116,087	09/17/25	Bank of America	(915)
USD	14,630	PEN	53,350	09/17/25	Bank of America	(397)
USD	26,522	BRL	150,298	09/17/25	Barclays Bank	(604)
USD	1,225	GBP	901	09/17/25	Barclays Bank	(12)
USD	1,138	EUR	995	09/17/25	Citibank	(40)
USD	95	EUR	82	09/17/25	Deutsche Bank	(2)
USD	56,363	EUR	48,857	09/17/25	Deutsche Bank	(1,489)
USD	19,584	EUR	16,818	09/17/25	Deutsche Bank	(330)
USD	79,614	EUR	68,379	09/17/25	Deutsche Bank	(1,353)
USD	644	GBP	478	09/17/25	Deutsche Bank	(12)
USD	42,119	PEN	154,265	09/17/25	Deutsche Bank	(1,332)
USD	3,213	COP	13,519,951	09/17/25	J.P. Morgan	(61)
USD	2,847	EUR	2,440	09/17/25	Morgan Stanley	(42)
USD	20,219	GBP	14,938	09/17/25	Morgan Stanley	(296)
USD	56	AUD	87	09/17/25	UBS	(1)
USD	982	AUD	1,518	09/17/25	UBS	(19)
USD	365	EUR	312	09/17/25	UBS	(5)
USD	254	EUR	217	09/17/25	UBS	(3)
USD	39,446	GBP	29,008	09/17/25	UBS	(391)
USD	31,484	BRL	202,867	10/02/25	BNP Paribas	(4,986)
USD	18,897	BRL	122,300	10/02/25	BNP Paribas	(3,089)
USD	4,916	BRL	31,800	10/02/25	Goldman Sachs	(801)
USD	35,724	BRL	231,100	10/02/25	J.P. Morgan	(5,821)
USD	6,213	PEN	22,605	12/03/25	Bank of America	(139)
USD	542	EGP	30,422	12/22/25	Citibank	(29)
USD	16,341	BRL	96,300	04/02/26	Goldman Sachs	(210)

The accompanying notes are an integral part of these financial statements.

256

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	25,816	BRL	153,000	04/02/26	J.P. Morgan	$(480)

					Total Unrealized Depreciation	(87,911)

					Net Unrealized Depreciation	$(69,530)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Colombian Peso

CZK	Czech Koruna

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen
KRW	Korean Won

KWD	Kuwaiti Dinar

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peruvian Sol

PLN	Polish Zloty

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T, Inc.	1.00%	Quarterly	6/20/2026	0.30%	$2,700	$1,168	$(1,149)	$19
AT&T, Inc.	1.00	Quarterly	6/20/2028	0.43	1,300	(7)	28	21
Boeing Co.	1.00	Quarterly	6/20/2030	0.74	4,600	13	42	55
CDX.EM.34	1.00	Quarterly	12/20/2025	0.37	2,852	(184)	194	10
CDX.EM.36	1.00	Quarterly	12/20/2026	0.63	25,760	(1)	146	145
CDX.EM.38	1.00	Quarterly	12/20/2027	0.91	2,400	27	(21)	6
CDX.EM.39 (1)	5.00	Quarterly	6/20/2028	1.00	800	(363)	363	0
CDX.EM.40	1.00	Quarterly	12/20/2028	1.14	3,200	(138)	124	(14)
CDX.EM.41	1.00	Quarterly	6/20/2029	1.27	600	(23)	17	(6)
CDX.EM.42	1.00	Quarterly	12/20/2029	1.38	600	(17)	9	(8)
CDX.EM.43	1.00	Quarterly	6/20/2030	1.57	600	(22)	7	(15)
CDX.NA.HY.35	5.00	Quarterly	12/20/2025	1.49	480	38	(30)	8
CDX.NA.HY.39	5.00	Quarterly	12/20/2027	2.20	873	(417)	474	57
CDX.NA.HY.40	5.00	Quarterly	6/20/2028	2.47	1,568	558	(448)	110
CDX.NA.HY.41	5.00	Quarterly	12/20/2028	2.63	495	(3)	40	37
CDX.NA.HY.43	5.00	Quarterly	12/20/2029	3.08	83,200	5,152	1,060	6,212
CDX.NA.HY.44	5.00	Quarterly	6/20/2030	3.19	7,363	399	165	564
CDX.NA.HY.44	5.00	Quarterly	6/20/2030	3.19	240,000	11,218	7,145	18,363
CDX.NA.HY.44	5.00	Quarterly	6/20/2030	3.19	515,013	26,298	13,105	39,403
Ford Motor Credit Co. LLC	5.00	Quarterly	12/20/2025	0.51	600	23	(10)	13
Ford Motor Credit Co. LLC	5.00	Quarterly	6/20/2026	0.80	9,100	(385)	765	380

						$43,334	$22,026	$65,360

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

257

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Credit Default Swaps – Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America	American Electric Power Co., Inc.	1.00%	Quarterly	12/20/2029	0.31%	$12,731	$(313)	$(57)	$(370)
Goldman Sachs	American Express Co.	1.00	Quarterly	12/20/2029	0.28	6,460	(162)	(32)	(194)
Goldman Sachs	Dominion Energy, Inc.	1.00	Quarterly	12/20/2029	0.31	6,326	(150)	(32)	(182)

							$(625)	$(121)	$(746)

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Pacificorp (1)	0.13%	Quarterly	9/29/2027	0.31%	$2,625	$(0)	$(9)	$(9)
BNP Paribas	Colombia Government International	1.00	Quarterly	12/20/2027	1.34	600	(54)	49	(5)
Goldman Sachs	Colombia Government International	1.00	Quarterly	6/20/2027	1.16	1,900	52	(57)	(5)
Goldman Sachs	Colombia Government International	1.00	Quarterly	12/20/2027	1.34	800	(71)	65	(6)
J.P. Morgan	Colombia Government International	1.00	Quarterly	12/20/2026	1.05	1,400	(66)	65	(1)
J.P. Morgan	Colombia Government International	1.00	Quarterly	6/20/2027	1.16	400	(15)	14	(1)
Morgan Stanley	Colombia Government International	1.00	Quarterly	6/20/2027	1.16	900	29	(32)	(3)
Morgan Stanley	Colombia Government International	1.00	Quarterly	12/20/2027	1.34	1,000	(89)	82	(7)
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2028	0.78	200	(2)	3	1
J.P. Morgan	Mexico Government International (1)	1.00	Quarterly	6/20/2026	0.40	100	(1)	1	0
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2026	0.49	500	498	(494)	4
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	0.54	400	(4)	8	4
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2028	0.68	300	(7)	10	3
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2028	0.78	1,100	(12)	20	8

The accompanying notes are an integral part of these financial statements.

258

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Credit Default Swaps – Sell Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Deutsche Bank	Pemex	4.75	Quarterly	7/6/2026	N/A	4,359	—	37	37
Deutsche Bank	Pemex	4.85	Quarterly	7/6/2026	N/A	8,718	—	79	79

							$258	$(159)	$99

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
0.50%	6 Month EURIBOR	Received	Semi-Annual	6/17/2050	EUR	9,000	$(187)	$4,594	$4,407
0.68	1 Year JPY TONA (1)	Received	Annual	4/21/2027	JPY	9,692,947	0	88	88
0.69	1 Year JPY TONA (1)	Received	Annual	4/21/2027		9,806,264	0	88	88
0.70	1 Year JPY TONA (1)	Received	Annual	5/11/2027		7,740,411	0	68	68
0.83	6 Month EURIBOR	Received	Semi-Annual	12/9/2052	EUR	158,000	951	17,591	18,542
1.00	1 Year JPY TONA (1)	Received	Annual	3/12/2027	JPY	10,101,952	0	(141)	(141)
1.02	1 Year JPY TONA	Received	Annual	3/12/2027		22,902,135	0	(352)	(352)
1.03	1 Year JPY TONA	Received	Annual	3/12/2027		24,721,352	1	(393)	(392)
1.25	3 Month SOFR	Received	Quarterly	12/16/2050		$48,900	4,778	18,748	23,526
1.50	3 Month SOFR	Received	Quarterly	6/17/2050		81,200	(14,464)	49,897	35,433
2.18	6 Month EURIBOR (1)	Paid	Semi-Annual	11/7/2054	EUR	1,381	0	(175)	(175)
2.25	3 Month SOFR	Received	Quarterly	3/12/2050		$3,200	(10)	1,002	992
2.25	6 Month EURIBOR	Received	Semi-Annual	9/17/2055	EUR	162,700	12,637	7,627	20,264
2.26	6 Month EURIBOR	Paid	Semi-Annual	10/22/2054		1,550	(8)	(159)	(167)
2.43	6 Month EURIBOR (1)	Received	Semi-Annual	6/19/2054		2,942	0	236	236
2.43	6 Month EURIBOR (1)	Received	Semi-Annual	6/20/2054		2,849	0	228	228
2.44	6 Month EURIBOR (1)	Paid	Semi-Annual	6/24/2054		2,007	0	(155)	(155)
2.46	6 Month EURIBOR (1)	Received	Semi-Annual	3/22/2054		3,021	0	225	225
2.49	6 Month EURIBOR	Received	Semi-Annual	2/19/2054		14,265	1	949	950
2.51	6 Month EURIBOR	Received	Semi-Annual	2/20/2054		14,265	1	896	897
2.51	6 Month EURIBOR (1)	Received	Semi-Annual	3/1/2054		7,193	0	440	440
2.51	6 Month EURIBOR	Received	Semi-Annual	2/20/2054		14,072	1	858	859
2.54	6 Month EURIBOR	Received	Semi-Annual	4/22/2054		11,690	(24)	644	620
2.56	6 Month EURIBOR	Received	Semi-Annual	4/2/2054		8,093	57	352	409
2.75	1 Year SOFR	Received	Annual	6/21/2053		$91,000	8,330	9,983	18,313
3.15	1 Year SOFR	Received	Annual	11/15/2053		172,200	—	24,143	24,143
3.16	1 Year SOFR	Received	Annual	11/15/2053		49,800	—	6,924	6,924
3.17	1 Year SOFR	Received	Annual	11/15/2053		108,000	—	14,754	14,754
3.25	1 Year SOFR	Received	Annual	12/20/2053		129,000	6,209	9,581	15,790
3.25	1 Year SOFR	Received	Annual	3/19/2055		97,500	14,331	(2,650)	11,681
3.25	1 Year SOFR	Received	Annual	3/19/2055		109,700	15,680	(2,538)	13,142
3.50	Sterling Overnight Index Average	Received	Annual	3/19/2030	GBP	10,200	304	(182)	122
3.50	Sterling Overnight Index Average	Received	Annual	3/19/2035		15,600	946	(79)	867
3.50	1 Year SOFR	Received	Annual	6/20/2054		$87,200	6,831	(438)	6,393
3.50	1 Year SOFR	Received	Annual	12/18/2054		133,200	(5,736)	16,091	10,355
3.56	1 Year SOFR	Received	Annual	5/15/2026		11,965	48	5	53
3.75	Sterling Overnight Index Average	Received	Annual	3/19/2055	GBP	600	72	25	97
3.85	1 Year SOFR (1)	Paid	Annual	6/9/2026		$17,991	0	(16)	(16)
3.92	1 Year SOFR	Received	Annual	6/3/2026		80,300	(218)	243	25
4.02	1 Year SOFR (1)	Paid	Annual	5/15/2026		53,576	0	6	6

The accompanying notes are an integral part of these financial statements.

259

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Interest Rate Swaps  (Continued)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
4.04	1 Year SOFR (1)	Paid	Annual	5/27/2026		9,200	$0	$6	$6
4.10	1 Year SOFR	Received	Annual	11/15/2052		157,290	(300)	(4,097)	(4,397)
4.50	6 Month Australian Bank Bill	Paid	Semi- Annual	6/18/2035	AUD	31,900	607	134	741
4.75	3 Month FRA New Zealand Bank Bill	Paid	Quarterly	6/19/2029	NZD	41,300	296	943	1,239
8.00	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/3/2031	ZAR	36,500	0	56	56
8.00	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/6/2031		36,500	(0)	56	56
8.01	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/7/2031		35,600	(0)	55	55
8.03	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/7/2031		35,600	(0)	57	57
8.05	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/7/2031		35,600	(0)	59	59
8.06	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/7/2031		35,600	(0)	60	60
8.06	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/8/2031		108,600	(0)	183	183
8.08%	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/8/2031		50,600	(0)	88	88
8.20	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/10/2031		181,200	(0)	374	374
8.99	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/18/2029	MXN	54,600	—	149	149
9.02	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/17/2029		73,700	—	205	205
9.11	Mexico Interbank TIIE 28 Day	Paid	Lunar	3/13/2030		285,500	—	869	869
9.14	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2029		105,900	—	320	320
9.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/31/2029		102,500	—	313	313
10.33	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/4/2027	BRL	429,570	—	(6,021)	(6,021)
13.29	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/2/2029		144,700	(8)	214	206
13.35	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/2/2029		288,800	22	505	527
13.93	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/4/2027		221,000	11	(141)	(130)
14.01	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/4/2027		157,200	—	(55)	(55)

							$51,159	$173,340	$224,499

Lunar – payment frequency equal periods of 28 days (a lunar month).

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Inflation Linked Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
2.43%	5-Year USD Inflation Linked (1)	Paid	4/15/2030	$23,396	$0	$34	$34
2.43	5-Year USD Inflation Linked (1)	Paid	4/15/2030	11,525	0	16	16
2.53	5-Year USD Inflation Linked	Paid	4/15/2029	9,844	(2)	21	19
2.54	5-Year USD Inflation Linked	Paid	4/15/2029	9,844	(1)	18	17
2.56	5-Year USD Inflation Linked (1)	Paid	4/15/2029	20,770	0	10	10
2.64	5-Year USD Inflation Linked	Paid	4/15/2029	19,963	1	(68)	(67)
2.65	5-Year USD Inflation Linked (1)	Paid	4/15/2029	13,316	0	(51)	(51)
2.67	5-Year USD Inflation Linked (1)	Paid	4/15/2029	13,067	0	(63)	(63)
2.68	5-Year USD Inflation Linked (1)	Paid	4/15/2029	9,982	0	(56)	(56)
2.69	5-Year USD Inflation Linked (1)	Paid	4/15/2029	9,981	0	(56)	(56)
2.69	5-Year USD Inflation Linked	Paid	4/15/2028	12,304	2	19	21
2.69	5-Year USD Inflation Linked (1)	Paid	4/15/2029	19,963	0	(114)	(114)
2.69	5-Year USD Inflation Linked	Paid	4/15/2028	12,304	2	17	19
2.72	5-Year USD Inflation Linked	Paid	4/15/2029	19,963	1	(150)	(149)
2.73	5-Year USD Inflation Linked (1)	Paid	4/15/2028	26,910	0	(19)	(19)

The accompanying notes are an integral part of these financial statements.

260

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Inflation Linked Swaps  (Continued)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
2.79	5-Year USD Inflation Linked (1)	Paid	4/15/2028	24,954	0	(87)	(87)
2.83	5-Year USD Inflation Linked (1)	Paid	4/15/2028	17,241	0	(98)	(98)
2.83	5-Year USD Inflation Linked	Paid	4/15/2028	24,954	1	(144)	(143)
2.84	5-Year USD Inflation Linked (1)	Paid	4/15/2028	12,477	0	(73)	(73)
2.84	5-Year USD Inflation Linked (1)	Paid	4/15/2028	12,477	0	(73)	(73)
2.87	5-Year USD Inflation Linked (1)	Paid	4/15/2028	24,954	0	(189)	(189)

					$4	$(1,106)	$(1,102)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Total Return Swap Contracts – Purchased

Counterparty	Reference Entity	Floating Rate Paid by Fund	Payment Frequency	Maturity Date	Notional Amount (000s)	Upfront Premium Paid / (Received) (000s)	Unrealized Appreciation / (Depreciation) (000s)	Value (000s)
J.P. Morgan	IBOXX USD Liquid Investment	Secured Overnight Financing Rate	Quarterly	09/20/2025	$64,753	$(3)	$568	$565

						$(3)	$568	$565

EURIBOR	Euro Interbank Offered Rate

SAJIBOR	South African Johannesburg Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

TIIE	Interbank Equilibrium Interest Rate

TONA	Tokyo Overnight Average Rate

Reverse Repurchase Agreements

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	Value at June 30, 2025
Barclays Bank Plc Wholesale (1)	EUR	2,857	1.50%	6/11/2027	$3,368
Barclays Bank Plc Wholesale (1)	EUR	197	1.50	6/11/2027	232
Barclays Bank Plc Wholesale (1)	EUR	305	1.65	6/17/2027	359
Morgan Stanley And Co. International Plc (1)	EUR	4,985	1.65	6/24/2027	5,874

					$9,833

(1)	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2025.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Government Bonds – Other Government Related	$9,777	$—	$—	$—	$9,777

Total	$9,777	$—	$—	$—	$9,777

The accompanying notes are an integral part of these financial statements.

261

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 98.52%
Alabama – 4.16%
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2035	$1,050	$1,191
5.00%, 09/01/2036	2,500	2,811
5.00%, 09/01/2037	1,750	1,948
Alabama Housing Finance Authority
4.45%, 08/01/2045	3,500	3,348
5.75%, 10/01/2055	4,500	4,885
5.75%, 04/01/2056	6,410	7,026
Alabama Public School & College Authority
5.00%, 11/01/2035	6,400	6,870
Alabama State University
5.50%, 09/01/2045	2,000	2,094
Baldwin County Industrial Development Authority
5.00%, 06/01/2055 (1)(2)	12,050	12,148
Bessemer Governmental Utility Services Corp.
5.00%, 06/01/2039	3,000	3,050
Birmingham Airport Authority
5.00%, 07/01/2028	700	745
5.00%, 07/01/2032	300	326
5.00%, 07/01/2034	800	861
Black Belt Energy Gas District
2.27% (SIFMA Municipal Swap Index Yield + 0.35%), 10/01/2052 (3)	1,955	1,930
2.57% (SIFMA Municipal Swap Index Yield + 0.65%), 04/01/2053 (3)	22,705	22,244
4.00%, 12/01/2025	1,270	1,272
4.00%, 12/01/2049 (1)	22,530	22,550
4.00%, 07/01/2052 (1)	3,570	3,600
4.00%, 10/01/2052 (1)	35,700	35,790
4.00%, 12/01/2052 (1)	5,930	5,886
4.00%, 04/01/2053 (1)	8,000	8,028
5.00%, 06/01/2027	1,585	1,630
5.00%, 06/01/2028	2,270	2,366
5.00%, 09/01/2028	3,000	3,128
5.00%, 07/01/2030	3,200	3,400
5.00%, 07/01/2031	1,035	1,108
5.00%, 11/01/2034	2,125	2,250
5.00%, 03/01/2055 (1)	15,345	16,235
5.25%, 06/01/2027	1,300	1,343
5.25%, 12/01/2027	1,170	1,218
5.25%, 06/01/2028	1,540	1,613
5.25%, 12/01/2028	1,275	1,344
5.25%, 12/01/2053 (1)	15,080	16,161
5.25%, 01/01/2054 (1)	8,115	8,633
5.25%, 05/01/2055 (1)	15,925	16,560
5.50%, 06/01/2049 (1)	6,970	7,352
5.50%, 11/01/2053 (1)	18,190	19,114
Chilton County Health Care Authority
5.00%, 11/01/2035	1,150	1,151
City of Guntersville AL
5.00%, 02/01/2038	260	280
City of Sheffield AL Water & Sewer Revenue
4.00%, 10/01/2032	560	571
Clarke-Mobile Counties Gas District
5.00%, 10/01/2032	1,660	1,827
5.00%, 10/01/2033	1,740	1,922
5.00%, 10/01/2034	1,825	2,020
County of Jefferson AL
5.00%, 09/15/2032	1,000	1,022

The accompanying notes are an integral part of these financial statements.

262

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Alabama – 4.16% – (continued)
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2028	$2,000	$2,120
5.00%, 10/01/2036	6,000	6,406
5.00%, 10/01/2037	6,000	6,371
5.00%, 10/01/2038	2,980	3,139
5.00%, 10/01/2039	4,420	4,624
5.25%, 10/01/2040	1,600	1,688
5.25%, 10/01/2049	3,210	3,246
5.50%, 10/01/2053	3,195	3,275
Energy Southeast A Cooperative District
5.00%, 12/01/2027	250	259
5.00%, 06/01/2028	240	250
5.00%, 12/01/2029	1,250	1,320
5.00%, 12/01/2030	120	127
5.25%, 07/01/2054 (1)	27,215	29,113
5.50%, 11/01/2053 (1)	7,500	8,095
5.75%, 04/01/2054 (1)	3,700	4,041
Guntersville Water Works & Sewer Board
5.00%, 08/01/2034	200	217
5.00%, 08/01/2035	200	216
5.00%, 08/01/2038	605	639
5.00%, 08/01/2039	500	525
Health Care Authority of the City of Huntsville
5.00%, 06/01/2036	2,600	2,721
5.00%, 06/01/2037	5,115	5,327
5.00%, 06/01/2053 (1)	12,255	13,237
Homewood Educational Building Authority
4.00%, 12/01/2038	1,385	1,258
5.25%, 10/01/2039	1,220	1,265
5.50%, 10/01/2049	1,755	1,780
5.50%, 10/01/2054	1,420	1,433
Jacksonville Public Educational Building Authority
5.25%, 08/01/2049	4,250	4,331
Lower Alabama Gas District
4.00%, 12/01/2050 (1)	12,610	12,633
Mobile County Board of School Commissioners
5.00%, 03/01/2028	1,030	1,044
Montgomery County Public Facilities Authority
4.00%, 03/01/2035	1,000	1,009
Prichard Water Works & Sewer Board
2.25%, 11/01/2027 (4)(5)	210	137
2.38%, 11/01/2028 (4)(5)	550	358
Southeast Alabama Gas Supply District
5.00%, 06/01/2049 (1)	37,735	39,778
5.00%, 08/01/2054 (1)	37,700	39,636
Southeast Energy Authority A Cooperative District
5.00%, 02/01/2029	885	925
5.00%, 08/01/2029	1,125	1,182
5.00%, 11/01/2035	26,240	27,110
5.00%, 05/01/2053 (1)	13,125	13,576
5.00%, 01/01/2054 (1)	16,825	17,723
5.00%, 05/01/2055 (1)	18,840	19,895
5.00%, 10/01/2055 (1)	43,975	46,342
5.00%, 01/01/2056 (1)	28,770	29,355
5.25%, 11/01/2026	1,520	1,558
5.25%, 03/01/2055 (1)	24,095	25,172
5.50%, 01/01/2053 (1)	12,400	13,232

The accompanying notes are an integral part of these financial statements.

263

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Alabama – 4.16% – (continued)
State of Alabama Docks Department
5.00%, 10/01/2028	$2,000	$2,055
5.00%, 10/01/2029	3,500	3,584
5.00%, 10/01/2032	2,500	2,541
Town of Pike Road AL
5.00%, 03/01/2048	7,415	7,555
Tuscaloosa County Industrial Development Authority
5.25%, 05/01/2044 (2)	2,250	2,223
University of South Alabama
5.00%, 11/01/2033	1,000	1,019
Walker County Economic & Industrial Development Authority
4.00%, 08/01/2063 (1)	37,225	37,225
West Jefferson Industrial Development Board
3.75%, 12/01/2038 (1)	5,225	5,225

Total Alabama		719,966

Alaska – 0.18%
Alaska Housing Finance Corp.
3.00%, 06/01/2051	835	817
5.00%, 12/01/2031	3,500	3,670
Alaska Municipal Bond Bank Authority
5.00%, 12/01/2028	360	380
5.00%, 12/01/2042	1,500	1,503
5.25%, 12/01/2035	1,715	1,848
5.25%, 12/01/2036	930	994
5.25%, 12/01/2037	975	1,031
5.25%, 12/01/2047	1,620	1,635
5.50%, 12/01/2050	1,000	1,029
Borough of North Slope AK
5.00%, 06/30/2026	500	512
Municipality of Anchorage AK
4.00%, 09/01/2040	1,500	1,414
5.50%, 02/01/2035	2,370	2,654
5.50%, 02/01/2038	2,795	3,039
5.50%, 02/01/2043	3,680	3,837
5.50%, 02/01/2045	1,405	1,451
Northern Tobacco Securitization Corp.
4.00%, 06/01/2050	800	764
4.00%, 06/01/2050	3,145	2,613
State of Alaska
5.00%, 08/01/2035	1,000	1,134
University of Alaska
5.00%, 10/01/2025	200	201

Total Alaska		30,526

Arizona – 1.65%
Arizona Board of Regents
5.00%, 07/01/2042	500	501
Arizona Health Facilities Authority
2.17% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046 (3)	200	200
2.17% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046 (3)	600	599
2.17% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046 (3)	2,950	2,924
Arizona Industrial Development Authority
2.65%, 07/01/2026	170	168
3.00%, 12/15/2031 (2)	320	294
3.55%, 07/15/2029	855	831
3.63%, 05/20/2033	2,220	2,126
4.00%, 07/15/2027 (2)	125	124

The accompanying notes are an integral part of these financial statements.

264

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arizona – 1.65% – (continued)
4.00%, 07/01/2031	$275	$275
5.00%, 02/01/2034	2,585	2,817
5.00%, 11/01/2035	1,100	1,131
5.00%, 11/01/2039	1,000	1,012
5.00%, 01/01/2042 (1)	16,805	17,217
5.00%, 10/01/2044 (1)	6,120	6,196
5.25%, 11/01/2053	5,475	5,454
Chandler Industrial Development Authority
3.80%, 12/01/2035 (1)	13,850	14,005
4.00%, 06/01/2049 (1)	8,800	8,779
5.00%, 09/01/2042 (1)	1,000	1,018
5.00%, 09/01/2052 (1)	20,560	20,924
City of Buckeye AZ
5.00%, 07/01/2039	1,270	1,383
City of Mesa AZ
5.00%, 07/01/2042	2,720	2,879
City of Mesa AZ Utility System Revenue
5.00%, 07/01/2036	3,900	4,351
5.00%, 07/01/2037	4,000	4,418
5.00%, 07/01/2043	2,500	2,557
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2025	1,295	1,295
5.00%, 07/01/2026	1,675	1,704
5.00%, 07/01/2027	3,000	3,103
5.00%, 07/01/2028	1,070	1,128
5.00%, 07/01/2028	4,440	4,660
5.00%, 07/01/2029	725	770
5.00%, 07/01/2030	1,000	1,062
5.00%, 07/01/2031	725	770
5.00%, 07/01/2031	2,125	2,205
5.00%, 07/01/2032	120	127
5.00%, 07/01/2034	1,650	1,857
5.00%, 07/01/2035	1,885	2,097
5.00%, 07/01/2035	3,000	3,042
5.00%, 07/01/2036	3,000	3,065
5.00%, 07/01/2036	4,210	4,214
5.00%, 07/01/2037	1,500	1,529
5.00%, 07/01/2037	1,765	1,767
5.00%, 07/01/2045	635	639
Gilbert Water Resource Municipal Property Corp.
5.00%, 07/15/2033	1,920	2,156
5.00%, 07/15/2034	1,785	1,988
Glendale Industrial Development Authority
5.00%, 05/15/2056	1,375	1,150
Industrial Development Authority of the City of Phoenix Arizona
3.35%, 12/01/2027	3,840	3,859
5.00%, 07/01/2033	415	424
5.00%, 07/01/2034	765	778
5.00%, 07/01/2036	1,500	1,500
5.00%, 07/01/2038	1,295	1,283
5.00%, 10/15/2044	5,775	5,894
5.13%, 02/01/2034	2,505	2,380
5.38%, 02/01/2041	3,580	3,155
Industrial Development Authority of the County of Yavapai
4.25%, 03/01/2028	5,000	5,049
5.00%, 09/01/2034 (2)	1,265	1,263
Maricopa County & Phoenix Industrial Development Authorities
5.75%, 03/01/2056	2,750	3,012

The accompanying notes are an integral part of these financial statements.

265

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arizona – 1.65% – (continued)
6.25%, 03/01/2055	$5,855	$6,485
Maricopa County Industrial Development Authority
4.25%, 12/01/2031 (1)	10,580	10,683
5.00%, 12/01/2033	2,230	2,474
5.00%, 12/01/2034	1,630	1,808
5.00%, 12/01/2035	2,495	2,743
5.00%, 12/01/2036	1,765	1,922
5.00%, 12/01/2037	690	743
5.00%, 01/01/2038	4,000	4,049
5.00%, 12/01/2038	930	989
5.00%, 09/01/2042	3,205	3,210
5.00%, 01/01/2046 (1)	3,210	3,255
5.00%, 01/01/2053 (1)	10,000	10,828
5.75%, 01/01/2036 (2)	1,500	1,350
6.00%, 01/01/2048 (2)	1,155	900
Maricopa County Special Health Care District
4.00%, 07/01/2035	805	815
5.00%, 07/01/2025	5,000	5,000
5.00%, 07/01/2026	7,000	7,157
5.00%, 07/01/2033	6,555	7,166
5.00%, 07/01/2034	970	1,010
Pima County Unified School District No 20 Vail
5.00%, 07/01/2026	1,000	1,021
Pima County Unified School District No 6 Marana
5.00%, 07/01/2042	1,100	1,143
5.00%, 07/01/2043	860	887
Salt River Project Agricultural Improvement & Power District
4.00%, 01/01/2038	10,000	9,925
4.00%, 01/01/2041	4,680	4,532
5.00%, 01/01/2033	1,000	1,045
5.00%, 01/01/2037	500	515
5.00%, 01/01/2038	3,985	4,053
5.00%, 01/01/2042	2,750	2,918
5.00%, 01/01/2043	2,000	2,109
5.00%, 01/01/2048	1,615	1,656
Tucson Industrial Development Authority/Pima County Industrial Development Auth
5.50%, 01/01/2056	3,700	4,005
Western Maricopa Education Center District No 402
5.00%, 07/01/2025	1,410	1,410
Yuma Industrial Development Authority
4.00%, 08/01/2049	1,195	1,045
5.00%, 08/01/2038	1,250	1,332
5.00%, 08/01/2040	875	913
5.25%, 08/01/2043	1,045	1,083
5.25%, 08/01/2044	420	433
5.25%, 08/01/2049	2,105	2,128

Total Arizona		285,848

Arkansas – 0.31%
Arkansas Development Finance Authority
3.13%, 07/01/2036	180	148
4.00%, 07/01/2027	220	220
4.50%, 09/01/2049 (2)	11,530	11,083
5.00%, 02/01/2028	1,000	1,033
5.00%, 02/01/2030	530	554
5.00%, 02/01/2033	535	555
5.00%, 02/01/2035	650	662
5.00%, 02/01/2036	1,000	1,016

The accompanying notes are an integral part of these financial statements.

266

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arkansas – 0.31% – (continued)
5.00%, 06/01/2050	$3,500	$3,618
5.70%, 05/01/2053	3,175	3,217
6.88%, 07/01/2048 (2)	7,500	8,047
7.38%, 07/01/2048 (2)	8,400	9,107
City of Centerton AR Sales & Use Tax Revenue
4.00%, 11/01/2054	1,625	1,624
4.13%, 11/01/2049	1,400	1,312
City of Little Rock AR
3.63%, 02/01/2045	2,325	2,271
City of Pine Bluff AR
4.50%, 12/20/2029 (2)	3,000	3,000
County of Phillips AR Sales & Use Tax Revenue
3.88%, 09/01/2043	415	356
County of Pulaski AR
5.00%, 03/01/2040	500	518
5.00%, 03/01/2042	1,225	1,250
Little Rock School District
2.00%, 02/01/2036	4,275	3,294

Total Arkansas		52,885

California – 7.27%
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	1,710	1,735
Aromas-San Juan Unified School District
0.00%, 08/01/2042	200	145
Bay Area Toll Authority
2.33% (SIFMA Municipal Swap Index Yield + 0.41%), 04/01/2056 (3)	15,000	14,466
2.37% (SIFMA Municipal Swap Index Yield + 0.45%), 04/01/2056 (3)	10,000	9,924
2.95%, 04/01/2047 (1)	1,070	1,067
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
5.00%, 07/01/2033	5,515	5,930
5.00%, 07/01/2036	3,100	3,274
5.00%, 07/01/2037	1,010	1,057
5.25%, 07/01/2042	1,550	1,607
California Community Choice Financing Authority
4.00%, 02/01/2052 (1)	1,250	1,242
5.00%, 11/01/2029	450	476
5.00%, 11/01/2030	650	691
5.00%, 07/01/2053 (1)	12,010	12,535
5.00%, 01/01/2055 (1)	56,690	58,567
5.00%, 02/01/2055 (1)	15,000	15,849
5.00%, 08/01/2055 (1)	31,030	32,705
5.00%, 11/01/2055 (1)	20,365	21,014
5.00%, 01/01/2056 (1)	3,000	3,216
5.00%, 01/01/2056 (1)	9,930	10,249
5.00%, 03/01/2056 (1)	14,000	14,865
5.25%, 01/01/2054 (1)	21,325	22,348
5.50%, 10/01/2054 (1)	4,970	5,329
California County Tobacco Securitization Agency
4.00%, 06/01/2036	275	266
4.00%, 06/01/2037	275	262
5.00%, 06/01/2026	215	217
California Enterprise Development Authority
3.50%, 08/01/2040	1,925	1,739
4.00%, 08/01/2040	4,355	4,118
California Health Facilities Financing Authority
4.00%, 03/01/2033	6,945	6,858
4.00%, 04/01/2035	1,930	1,936

The accompanying notes are an integral part of these financial statements.

267

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 7.27% – (continued)
4.00%, 04/01/2045	$2,000	$1,810
5.00%, 08/15/2034	125	127
5.00%, 10/01/2039 (1)	1,025	1,058
5.00%, 11/15/2061 (1)	5,100	5,482
California Housing Finance Agency
3.50%, 11/20/2035	7,586	7,079
4.00%, 03/20/2033	432	432
4.38%, 09/20/2036	3,122	3,120
4.95%, 08/01/2044	3,650	3,652
California Infrastructure & Economic Development Bank
1.20%, 12/01/2050 (1)	1,250	1,143
3.25%, 08/01/2029	1,580	1,588
5.00%, 07/01/2040	1,000	1,039
5.00%, 07/01/2041	4,150	4,272
5.00%, 07/01/2042	3,800	3,889
5.00%, 07/01/2043	2,850	2,904
5.00%, 07/01/2044	4,000	4,065
5.00%, 11/01/2044	555	555
5.25%, 07/01/2049	9,200	9,213
9.50%, 01/01/2065 (1)(2)	51,350	48,660
California Municipal Finance Authority
0.00%, 02/20/2041 (1)	18,885	16,819
3.15%, 08/01/2059 (1)	3,000	3,000
3.88%, 03/01/2054 (1)	2,915	2,777
4.00%, 07/15/2029	6,900	6,756
4.13%, 10/01/2041 (1)	6,000	6,001
4.38%, 09/01/2053 (1)	1,670	1,658
5.00%, 08/01/2026 (1)	4,000	4,005
5.00%, 08/15/2029	1,000	1,048
5.00%, 11/01/2033	765	814
5.00%, 08/15/2034	1,065	1,102
5.00%, 05/15/2042	1,180	1,183
5.00%, 05/15/2043	1,530	1,524
5.00%, 12/01/2044	420	423
5.13%, 11/01/2040 (2)	445	446
5.25%, 11/01/2034	1,000	1,073
California Pollution Control Financing Authority
4.25%, 12/01/2027	4,500	4,549
California Public Finance Authority
3.13%, 05/15/2029 (2)	935	910
6.50%, 06/01/2054 (2)	330	308
California School Finance Authority
4.00%, 11/01/2031 (2)	500	494
4.00%, 11/01/2041 (2)	980	841
California State Public Works Board
5.00%, 08/01/2033	1,800	1,991
5.00%, 04/01/2049	3,045	3,140
California Statewide Communities Development Authority
1.75%, 09/01/2029	750	677
4.00%, 09/02/2029	300	301
4.00%, 09/02/2031	300	300
4.75%, 09/02/2033	500	504
5.00%, 04/01/2038 (1)	3,000	3,260
5.00%, 02/01/2045 (4)(5)	307	215
5.00%, 04/01/2046 (1)	2,150	2,336
California Statewide Financing Authority
6.00%, 05/01/2043	1,015	1,017

The accompanying notes are an integral part of these financial statements.

268

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 7.27% – (continued)
Castaic Lake Water Agency
0.00%, 08/01/2028	$2,205	$2,020
Central Unified School District
5.25%, 08/01/2050	1,100	1,135
5.25%, 08/01/2054	2,250	2,316
Central Valley Energy Authority
5.00%, 12/01/2055 (1)	25,895	27,602
City of Beaumont CA
5.00%, 09/01/2049	1,000	999
City of Los Angeles Department of Airports
4.00%, 05/15/2035	685	685
4.00%, 05/15/2036	800	795
4.00%, 05/15/2037	850	835
4.00%, 05/15/2038	460	476
4.00%, 05/15/2038	750	727
4.00%, 05/15/2039	775	745
4.00%, 05/15/2039	11,305	10,869
4.00%, 05/15/2040	750	711
4.00%, 05/15/2041	800	752
4.00%, 05/15/2041	20,190	18,980
5.00%, 05/15/2026	520	528
5.00%, 05/15/2028	1,150	1,205
5.00%, 05/15/2029	9,000	9,548
5.00%, 05/15/2031	2,325	2,417
5.00%, 05/15/2033	1,600	1,715
5.00%, 05/15/2034	130	142
5.00%, 05/15/2034	2,295	2,430
5.00%, 05/15/2035	1,510	1,558
5.00%, 05/15/2035	9,725	9,894
5.00%, 05/15/2036	145	158
5.00%, 05/15/2036	1,310	1,316
5.00%, 05/15/2036	2,515	2,559
5.00%, 05/15/2036	2,585	2,707
5.00%, 05/15/2036	12,320	13,215
5.00%, 05/15/2037	2,000	2,075
5.00%, 05/15/2041	2,255	2,277
5.00%, 05/15/2041	9,890	9,894
5.00%, 05/15/2041	16,000	17,249
5.25%, 05/15/2042	4,105	4,300
5.25%, 05/15/2044	9,350	9,682
5.50%, 05/15/2036	3,500	3,785
City of Rancho Cordova CA
5.00%, 09/01/2035	1,155	1,258
5.00%, 09/01/2036	1,255	1,353
5.00%, 09/01/2037	2,705	2,897
City of Rocklin CA
4.00%, 09/01/2043	1,500	1,411
City of San Mateo CA
5.25%, 09/01/2035	2,930	3,219
City of West Sacramento CA Enhanced Infrastructure Financing District No 1
5.00%, 09/01/2045	1,000	1,009
Corona Community Facilities District
5.00%, 09/01/2027	100	104
5.25%, 09/01/2034	185	199
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2029	150	159
5.00%, 09/01/2031	225	242
5.00%, 09/01/2034	335	354

The accompanying notes are an integral part of these financial statements.

269

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 7.27% – (continued)
5.00%, 09/01/2036	$560	$586
County of Placer CA Community Facilities District
4.00%, 09/01/2046	2,450	2,088
County of San Diego CA
5.00%, 11/01/2030	2,330	2,344
CSCDA Community Improvement Authority
3.00%, 09/01/2056 (2)	6,565	4,281
3.25%, 04/01/2057 (2)	1,185	818
East Bay Municipal Utility District Water System Revenue
5.00%, 06/01/2038	2,500	2,741
Fontana Unified School District
2.38%, 08/01/2044	1,500	971
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2066	45,390	4,794
Indian Wells Redevelopment Agency Successor Agency
5.00%, 09/01/2033	2,185	2,232
Inglewood Unified School District
5.50%, 08/01/2041	1,800	1,985
Los Angeles Community College District
4.00%, 08/01/2036	10,020	10,022
5.00%, 08/01/2032	5,000	5,758
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
4.00%, 06/01/2035	2,500	2,536
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2030	2,520	2,529
Los Angeles Department of Water & Power
3.00%, 07/01/2048 (1)	6,230	6,230
5.00%, 07/01/2027	260	267
5.00%, 07/01/2027	460	472
5.00%, 07/01/2027	1,210	1,253
5.00%, 07/01/2027	1,455	1,507
5.00%, 07/01/2027	2,265	2,345
5.00%, 07/01/2028	760	799
5.00%, 07/01/2028	1,065	1,100
5.00%, 07/01/2028	1,140	1,198
5.00%, 07/01/2028	1,465	1,540
5.00%, 07/01/2028	7,250	7,562
5.00%, 07/01/2029	125	133
5.00%, 07/01/2029	130	137
5.00%, 07/01/2029	975	1,038
5.00%, 07/01/2029	1,295	1,379
5.00%, 07/01/2029	1,570	1,671
5.00%, 07/01/2029	1,895	2,017
5.00%, 07/01/2029	2,510	2,672
5.00%, 07/01/2029	3,610	3,788
5.00%, 07/01/2030	140	144
5.00%, 07/01/2030	240	259
5.00%, 07/01/2030	890	923
5.00%, 07/01/2030	9,305	10,027
5.00%, 07/01/2031	330	354
5.00%, 07/01/2031	2,660	2,891
5.00%, 07/01/2032	200	205
5.00%, 07/01/2032	205	213
5.00%, 07/01/2032	250	273
5.00%, 07/01/2032	265	273
5.00%, 07/01/2032	790	823
5.00%, 07/01/2032	1,010	1,058
5.00%, 07/01/2032	1,305	1,312

The accompanying notes are an integral part of these financial statements.

270

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 7.27% – (continued)
5.00%, 07/01/2032	$1,840	$1,928
5.00%, 07/01/2032	2,010	2,195
5.00%, 07/01/2032	11,770	12,851
5.00%, 07/01/2033	365	381
5.00%, 07/01/2033	740	768
5.00%, 07/01/2033	1,745	1,803
5.00%, 07/01/2033	3,425	3,760
5.00%, 07/01/2033	5,605	6,152
5.00%, 07/01/2034	130	135
5.00%, 07/01/2034	630	652
5.00%, 07/01/2034	820	833
5.00%, 07/01/2034	1,430	1,574
5.00%, 07/01/2034	2,000	2,201
5.00%, 07/01/2034	2,270	2,358
5.00%, 07/01/2035	195	200
5.00%, 07/01/2035	215	216
5.00%, 07/01/2035	525	558
5.00%, 07/01/2035	1,815	1,970
5.00%, 07/01/2035	2,375	2,607
5.00%, 07/01/2036	185	194
5.00%, 07/01/2036	1,000	1,011
5.00%, 07/01/2036	1,000	1,094
5.00%, 07/01/2036	3,445	3,693
5.00%, 07/01/2037	160	163
5.00%, 07/01/2037	465	466
5.00%, 07/01/2037	1,025	1,095
5.00%, 07/01/2037	1,105	1,128
5.00%, 07/01/2037	2,780	2,960
5.00%, 07/01/2038	605	640
5.00%, 07/01/2038	1,000	1,072
5.00%, 07/01/2039	290	301
5.00%, 07/01/2039	1,610	1,661
5.00%, 07/01/2040	820	820
5.00%, 07/01/2040	1,000	1,057
5.00%, 07/01/2040	1,970	2,037
5.00%, 07/01/2040	2,465	2,537
5.00%, 07/01/2042	405	406
5.00%, 07/01/2042	1,000	1,046
5.00%, 07/01/2043	595	611
5.00%, 07/01/2043	1,365	1,412
5.00%, 07/01/2043	1,750	1,822
5.00%, 07/01/2044	510	526
5.00%, 07/01/2045	605	619
5.00%, 07/01/2047	4,805	4,737
5.00%, 07/01/2053	1,000	1,012
5.25%, 07/01/2045	2,000	2,104
Los Angeles Department of Water & Power Water System Revenue
3.25%, 07/01/2035 (1)	5,300	5,300
3.25%, 07/01/2050 (1)	4,000	4,000
4.00%, 07/01/2027	360	365
5.00%, 07/01/2027	590	595
5.00%, 07/01/2028	5,510	5,647
5.00%, 07/01/2033	1,730	1,789
5.00%, 07/01/2037	3,320	3,507
5.00%, 07/01/2038	230	244
5.00%, 07/01/2041	785	781
5.00%, 07/01/2043	600	617
5.00%, 07/01/2046	2,950	2,915

The accompanying notes are an integral part of these financial statements.

271

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 7.27% – (continued)
Los Angeles Unified School District
4.00%, 07/01/2036	$6,190	$6,246
5.00%, 07/01/2025	3,115	3,115
5.00%, 07/01/2033	5,450	6,243
5.00%, 07/01/2040	2,345	2,345
5.25%, 07/01/2042	4,000	4,090
5.25%, 07/01/2042	9,000	9,213
Madera Unified School District
4.00%, 08/01/2044	1,250	1,155
Mount Diablo Unified School District
4.00%, 08/01/2026	1,225	1,243
Napa Valley Community College District
4.00%, 08/01/2033	2,500	2,502
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2030	1,700	1,734
Northern California Energy Authority
5.00%, 08/01/2027	1,000	1,033
5.00%, 08/01/2029	1,600	1,690
5.00%, 08/01/2030	2,500	2,651
Northern California Gas Authority No 1
3.78% (3 Month Term SOFR + 0.72%), 07/01/2027 (3)	2,380	2,378
Oakland Unified School District/Alameda County
4.00%, 08/01/2046	2,815	2,609
Paradise Unified School District
5.25%, 05/01/2048	2,720	2,675
Port of Oakland
5.00%, 05/01/2026	5	5
5.00%, 05/01/2026	1,165	1,182
5.00%, 05/01/2028	20	21
5.00%, 05/01/2028	1,855	1,940
5.00%, 05/01/2029	5	5
5.00%, 05/01/2029	1,870	1,977
5.00%, 11/01/2029	1,875	1,993
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2039	15,000	15,931
Riverside County Asset Leasing Corp.
0.00%, 06/01/2026	5,000	4,863
Romoland School District
5.00%, 09/01/2043	440	446
Sacramento City Financing Authority
0.00%, 12/01/2029	1,300	1,104
5.00%, 12/01/2033	875	881
Sacramento City Unified School District
5.50%, 08/01/2047	7,210	7,547
San Diego County Regional Airport Authority
5.00%, 07/01/2030	205	219
5.00%, 07/01/2037	6,000	6,211
5.00%, 07/01/2038	6,100	6,266
5.00%, 07/01/2039	1,315	1,349
5.00%, 07/01/2040	1,235	1,258
5.25%, 07/01/2041	3,000	3,166
5.25%, 07/01/2050	500	511
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2028	17,500	18,317
5.00%, 05/01/2033	40,000	43,481
5.00%, 05/01/2037	945	968
5.00%, 05/01/2039	14,855	15,359
5.00%, 05/01/2041	1,000	1,000

The accompanying notes are an integral part of these financial statements.

272

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 7.27% – (continued)
5.25%, 05/01/2041	$765	$793
5.25%, 05/01/2042	1,380	1,420
5.25%, 05/01/2043	2,090	2,141
5.25%, 05/01/2044	2,490	2,549
San Joaquin Hills Transportation Corridor Agency
5.25%, 01/15/2044	635	635
5.25%, 01/15/2049	1,630	1,630
San Joaquin Valley Clean Energy Authority
5.00%, 07/01/2032	1,150	1,231
5.00%, 07/01/2033	1,100	1,178
5.00%, 07/01/2034	1,000	1,074
5.00%, 07/01/2035	1,000	1,057
5.50%, 01/01/2056 (1)	12,840	14,081
Santa Clara Unified School District
3.25%, 07/01/2044	3,750	3,030
Southern California Public Power Authority
5.00%, 07/01/2031	950	1,038
5.00%, 07/01/2033	4,500	4,986
5.00%, 07/01/2035	1,210	1,319
5.00%, 07/01/2036	800	871
5.00%, 07/01/2039	735	777
5.00%, 07/01/2043	1,870	1,940
State of California
4.00%, 03/01/2026	375	378
4.00%, 10/01/2026	2,740	2,789
4.00%, 10/01/2033	2,900	3,041
4.00%, 11/01/2036	2,735	2,739
5.00%, 09/01/2026	2,000	2,057
5.00%, 08/01/2029	935	957
5.00%, 09/01/2029	370	379
5.00%, 11/01/2029	3,170	3,333
5.00%, 08/01/2030	3,910	4,086
5.00%, 04/01/2035	980	1,032
5.00%, 09/01/2035	1,365	1,511
5.00%, 03/01/2036	7,275	8,228
5.00%, 03/01/2037	7,830	8,744
5.00%, 08/01/2037	30,000	33,191
5.00%, 10/01/2037	15,000	16,130
5.00%, 09/01/2041	7,200	7,602
5.00%, 09/01/2041	14,000	15,048
5.00%, 10/01/2041	19,860	20,901
5.00%, 09/01/2042	19,300	20,377
5.00%, 03/01/2043	2,280	2,429
5.00%, 03/01/2044	6,000	6,353
State of California Department of Water Resources
5.00%, 12/01/2033	8,530	9,500
University of California
2.35%, 05/15/2048 (1)	2,375	2,375
2.60%, 05/15/2048 (1)	4,325	4,325
5.00%, 05/15/2039	9,975	10,899
5.00%, 05/15/2039	20,000	21,533
5.00%, 05/15/2040	5,000	5,423
5.25%, 05/15/2040	5,250	5,810

Total California		1,258,269

Colorado – 2.48%
Adams & Weld Counties School District No 27J Brighton
5.00%, 12/01/2037	1,100	1,134

The accompanying notes are an integral part of these financial statements.

273

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 2.48% – (continued)
5.00%, 12/01/2038	$1,500	$1,543
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050	2,107
Adams County School District No 14
5.50%, 12/01/2044	3,120	3,369
Arapahoe County School District No 5 Cherry Creek
2.00%, 12/15/2026	1,500	1,473
2.30%, 12/15/2028	2,500	2,409
Arkansas River Power Authority
5.00%, 10/01/2031	750	770
5.00%, 10/01/2032	2,645	2,710
5.00%, 10/01/2038	4,665	4,701
5.00%, 10/01/2043	5,000	4,910
Baseline Metropolitan District No 1
4.00%, 12/01/2046	705	635
4.25%, 12/01/2054	660	594
5.00%, 12/01/2028	580	615
5.00%, 12/01/2029	1,500	1,610
5.00%, 12/01/2031	1,000	1,093
5.00%, 12/01/2034	2,690	2,900
5.00%, 12/01/2036	1,500	1,603
5.00%, 12/01/2049	1,625	1,656
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2040	800	830
5.00%, 12/01/2041	1,015	1,043
Bromley Park Metropolitan District No 3
5.00%, 12/01/2031	465	503
5.00%, 12/01/2032	520	562
5.00%, 12/01/2033	255	274
5.00%, 12/01/2039	1,500	1,551
Canyons Metropolitan District No 5
5.00%, 12/01/2049	3,820	3,763
5.25%, 12/01/2059	750	750
Centennial Water & Sanitation District
5.25%, 12/01/2048	1,010	1,024
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2027	8,200	8,529
5.00%, 12/01/2029	1,130	1,183
5.00%, 12/01/2031	4,000	4,154
5.00%, 11/15/2032	2,175	2,380
5.00%, 12/01/2037	7,000	7,079
5.00%, 12/01/2043	6,000	5,982
5.50%, 11/15/2031	6,030	6,739
5.50%, 11/15/2032	1,660	1,870
5.50%, 11/15/2033	1,865	2,088
5.50%, 11/15/2042	2,760	2,888
5.75%, 11/15/2034	960	1,083
5.75%, 11/15/2035	890	995
5.75%, 11/15/2040	6,500	7,023
5.75%, 11/15/2041	1,300	1,396
City & County of Denver CO Pledged Excise Tax Revenue
5.00%, 08/01/2044	2,685	2,705
City of Brighton CO Water Activity Revenue
5.00%, 06/01/2052	2,585	2,636
City of Colorado Springs CO Utilities System Revenue
5.25%, 11/15/2054	5,000	5,214
City of Westminster CO Water & Wastewater Utility Revenue
5.00%, 12/01/2049	1,450	1,495

The accompanying notes are an integral part of these financial statements.

274

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 2.48% – (continued)
Colorado Bridge & Tunnel Enterprise
5.00%, 12/01/2042	$1,300	$1,350
5.00%, 12/01/2044	1,250	1,284
5.25%, 12/01/2040	1,235	1,335
5.25%, 12/01/2041	1,600	1,706
5.25%, 12/01/2049	2,340	2,421
Colorado Educational & Cultural Facilities Authority
4.00%, 06/01/2026	535	537
4.00%, 05/01/2036	75	71
5.00%, 01/15/2044	1,115	1,142
5.00%, 01/15/2049	2,075	2,104
Colorado Health Facilities Authority
2.13%, 05/15/2028	750	731
3.50%, 05/15/2030	1,600	1,529
4.00%, 08/01/2044	1,520	1,320
5.00%, 11/01/2025	1,715	1,726
5.00%, 11/01/2026	1,330	1,368
5.00%, 08/01/2027	1,000	1,044
5.00%, 08/01/2028	1,000	1,060
5.00%, 05/15/2031	1,000	1,106
5.00%, 05/15/2032	1,000	1,113
5.00%, 05/15/2033	2,500	2,761
5.00%, 11/15/2041	2,500	2,500
5.00%, 08/01/2044	6,050	5,958
5.00%, 08/01/2049 (1)	1,330	1,340
5.00%, 11/15/2049 (1)	2,350	2,406
5.00%, 05/15/2052	9,990	10,030
5.00%, 11/15/2057 (1)	23,865	26,216
5.00%, 11/15/2059 (1)	4,980	5,351
5.00%, 11/15/2059 (1)	5,405	5,927
5.00%, 11/15/2060 (1)	25,395	27,546
5.00%, 05/15/2062 (1)	3,295	3,363
5.00%, 05/15/2062 (1)	4,415	4,664
5.25%, 11/01/2038	1,100	1,165
5.25%, 11/01/2039	1,000	1,051
Colorado Housing & Finance Authority
4.25%, 11/01/2049	210	212
4.25%, 11/01/2049	420	424
4.50%, 10/01/2045	2,350	2,270
5.75%, 11/01/2054	4,000	4,377
6.25%, 05/01/2055	4,000	4,446
Colorado Springs School District No 11 Facilities Corp.
5.25%, 12/15/2048	2,625	2,689
Copperleaf Metropolitan District No 4
4.25%, 12/01/2045	2,350	2,162
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2035	215	228
5.00%, 12/01/2036	240	253
5.00%, 12/01/2037	200	209
5.00%, 12/01/2038	300	312
5.00%, 12/01/2039	250	259
Denver City & County School District No 1
5.00%, 12/01/2042	1,850	1,909
5.25%, 12/01/2037	3,850	4,354
5.25%, 12/01/2039	5,525	6,111
5.25%, 12/01/2040	4,000	4,403
5.25%, 12/01/2042	6,600	7,137
5.50%, 12/01/2046	5,250	5,656

The accompanying notes are an integral part of these financial statements.

275

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 2.48% – (continued)
Denver Convention Center Hotel Authority
5.00%, 12/01/2030	$1,000	$1,014
Douglas County School District No Re-1 Douglas & Elbert Counties
5.00%, 12/15/2042	12,390	13,152
Durango School District No 9-R
5.25%, 11/01/2043	2,500	2,676
5.25%, 11/01/2044	1,000	1,065
5.25%, 11/01/2049	2,500	2,615
E-470 Public Highway Authority
0.00%, 09/01/2027	1,000	936
3.69% (SOFR + 0.75%), 09/01/2039 (3)	10,735	10,673
Eagle County Airport Terminal Corp.
5.00%, 05/01/2041	2,000	1,955
El Paso County School District No 20 Academy
5.25%, 12/15/2049	1,680	1,762
El Paso County School District No 28 Hanover
5.00%, 12/01/2031	690	729
Fiddlers Business Improvement District
5.00%, 12/01/2032 (2)	1,190	1,210
Fossil Ridge Metropolitan District No 3
5.00%, 12/01/2042	730	752
5.00%, 12/01/2045	1,000	1,015
Ground Water Management Subdistrict of Central Colorado Water Conservancy District
4.00%, 12/01/2040	2,735	2,501
Gunnison County Housing Authority
5.00%, 06/01/2035	920	999
5.00%, 06/01/2038	2,460	2,595
5.00%, 06/01/2039	2,635	2,753
5.00%, 06/01/2040	510	528
5.00%, 06/01/2042	2,050	2,081
Hunters Overlook Metropolitan District No 5
4.25%, 12/01/2054	1,250	1,135
5.00%, 12/01/2044	1,000	1,023
5.00%, 12/01/2049	1,250	1,258
Lanterns Metropolitan District No 1
4.00%, 12/01/2039	1,000	940
Mesa County Valley School District No 51 Grand Junction/CO
5.25%, 12/01/2042	3,000	3,256
Middle-Income Housing Authority
4.50%, 07/01/2035	3,000	2,963
Mirabelle Metropolitan District No 2
4.38%, 12/01/2044	1,000	931
5.00%, 12/01/2037	225	236
5.00%, 12/01/2039	705	730
5.00%, 12/01/2040	450	463
Morgan Hill Metropolitan District No 3
3.00%, 12/01/2031	490	420
Parterre Metropolitan District No 5
5.88%, 12/01/2045	1,000	1,023
Reata South Metropolitan District
5.38%, 12/01/2037	1,915	1,934
Regional Transportation District
4.00%, 01/15/2033	850	858
4.00%, 07/15/2033	270	272
4.00%, 07/15/2034	750	751
5.00%, 06/01/2031	1,315	1,415
5.00%, 07/15/2032	600	639
5.00%, 06/01/2039	2,500	2,712

The accompanying notes are an integral part of these financial statements.

276

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 2.48% – (continued)
Reunion Metropolitan District
3.63%, 12/01/2044	$1,598	$1,118
Southlands Metropolitan District No 1
3.50%, 12/01/2027	400	393
State of Colorado
4.00%, 12/15/2035	7,400	7,472
4.00%, 12/15/2037	1,800	1,777
5.00%, 03/15/2037	3,000	3,057
5.00%, 11/01/2053	1,800	1,842
5.25%, 03/15/2042	8,000	8,125
6.00%, 12/15/2038	5,000	5,695
6.00%, 12/15/2040	3,630	4,092
6.00%, 12/15/2041	3,370	3,770
STC Metropolitan District No 2
5.00%, 12/01/2036	1,680	1,772
5.00%, 12/01/2037	1,145	1,200
5.00%, 12/01/2038	5,290	5,519
Town of Gypsum CO Sewer Revenue
5.00%, 12/01/2054	2,000	2,010
University of Colorado
2.00%, 06/01/2051 (1)	1,310	1,286
2.00%, 06/01/2051 (1)	1,545	1,537
5.00%, 06/01/2036	4,820	5,400
5.00%, 06/01/2047	500	510
Vail Home Partners Corp.
5.75%, 10/01/2045 (2)	1,045	1,044
5.88%, 10/01/2055 (2)	1,000	999
6.00%, 10/01/2064 (2)	5,290	5,296
Vauxmont Metropolitan District
5.00%, 12/01/2025	180	181
5.00%, 12/15/2025	85	86
5.00%, 12/01/2026	195	200
5.00%, 12/01/2027	205	214
5.00%, 12/01/2028	210	223
5.00%, 12/15/2028	130	134
5.00%, 12/01/2029	210	226
5.00%, 12/15/2029	5	5
5.00%, 12/15/2030	125	129
5.00%, 12/01/2031	230	246
5.00%, 12/01/2032	250	266
5.00%, 12/01/2035	100	105
VDW Metropolitan District No 2
4.00%, 12/01/2045	885	770
Waterstone Metropolitan District No 1
5.25%, 12/01/2040	500	527
5.25%, 12/01/2045	500	511
Weld County School District No RE-9 Ault-Highland
5.25%, 12/01/2049	4,500	4,708

Total Colorado		428,622

Connecticut – 1.85%
City of Ansonia CT
4.13%, 12/01/2034	1,250	1,279
City of Bridgeport CT
4.00%, 09/01/2042	995	923
5.00%, 09/15/2029	2,600	2,819
5.00%, 09/15/2030	2,250	2,439

The accompanying notes are an integral part of these financial statements.

277

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Connecticut – 1.85% – (continued)
City of Hartford CT
5.00%, 07/15/2026	$2,430	$2,432
City of New Britain CT
5.00%, 03/01/2027	1,260	1,301
5.00%, 03/01/2028	1,490	1,543
5.00%, 03/01/2033	1,900	1,952
City of New Haven CT
4.00%, 08/01/2037	1,000	992
5.00%, 08/15/2029	2,000	2,045
5.00%, 08/15/2031	1,000	1,020
Connecticut Housing Finance Authority
3.00%, 11/15/2050	3,135	3,089
3.00%, 05/15/2051	5,195	5,100
4.40%, 05/15/2066 (1)	6,355	6,362
5.00%, 11/15/2025	1,270	1,280
5.00%, 05/15/2026	1,290	1,314
5.00%, 11/15/2026	600	618
5.00%, 05/15/2027	675	702
5.00%, 11/15/2027	550	578
5.00%, 05/15/2028	700	740
5.00%, 11/15/2028	750	800
5.00%, 05/15/2029	720	772
5.00%, 11/15/2029	1,000	1,079
Connecticut State Health & Educational Facilities Authority
2.00%, 07/01/2042 (1)	2,100	2,068
2.95%, 07/01/2049 (1)	2,445	2,440
3.20%, 07/01/2037 (1)	5,365	5,345
4.00%, 07/01/2032	250	258
4.00%, 07/01/2033	265	271
4.00%, 07/01/2034	275	280
4.00%, 07/01/2035	250	252
4.00%, 07/01/2036	200	200
4.00%, 07/01/2046	880	760
5.00%, 07/01/2025 (2)	435	435
5.00%, 11/01/2028	1,245	1,334
5.00%, 07/01/2029	150	161
5.00%, 07/01/2029 (2)	440	434
5.00%, 07/01/2029	1,000	1,050
5.00%, 07/01/2030	175	190
5.00%, 07/01/2031	250	274
5.00%, 07/01/2032	700	750
5.00%, 07/01/2032	2,000	2,121
5.00%, 07/01/2033	235	258
5.00%, 07/01/2033	600	640
5.00%, 07/01/2033	2,730	2,930
5.00%, 07/01/2034	320	348
5.00%, 07/01/2034	700	742
5.00%, 07/01/2037	390	414
5.00%, 07/01/2039 (2)	1,500	1,449
5.00%, 07/01/2039	3,275	3,405
5.00%, 07/01/2049 (2)	1,550	1,213
5.00%, 07/01/2049 (1)	14,380	15,328
5.00%, 07/01/2053 (1)	2,625	2,692
Connecticut State Higher Education Supplement Loan Authority
5.00%, 11/15/2045 (1)	4,500	4,535
Metropolitan District
4.00%, 09/01/2037	3,980	4,032
4.00%, 09/01/2038	3,000	3,003

The accompanying notes are an integral part of these financial statements.

278

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Connecticut – 1.85% – (continued)
New Canaan Housing Authority
4.00%, 12/01/2034	$1,500	$1,475
Stamford Housing Authority
4.25%, 10/01/2030	5,000	5,032
State of Connecticut
3.00%, 01/15/2032	3,030	2,946
3.00%, 01/15/2039	1,475	1,233
4.00%, 01/15/2036	2,605	2,643
4.00%, 01/15/2039	2,450	2,421
4.00%, 01/15/2039	5,000	4,988
5.00%, 01/15/2026	850	859
5.00%, 04/15/2026	1,500	1,525
5.00%, 08/01/2026	2,800	2,867
5.00%, 08/01/2027	2,315	2,427
5.00%, 09/15/2027	1,000	1,051
5.00%, 04/15/2030	565	610
5.00%, 04/15/2031	3,000	3,164
5.00%, 06/15/2032	500	563
5.00%, 06/15/2032	710	711
5.00%, 09/15/2032	325	367
5.00%, 09/15/2033	4,500	4,752
5.00%, 11/15/2033	1,830	2,080
5.00%, 04/15/2034	645	684
5.00%, 04/15/2035	225	237
5.00%, 04/15/2035	4,895	5,091
5.00%, 06/15/2035	300	330
5.00%, 06/15/2035	2,500	2,603
5.00%, 09/15/2035	2,000	2,087
5.00%, 04/15/2036	2,300	2,412
5.00%, 11/15/2036	13,250	14,808
5.00%, 03/15/2037	1,605	1,791
5.00%, 03/15/2038	2,000	2,202
5.00%, 06/15/2038	560	576
5.00%, 06/15/2038	700	748
5.00%, 01/15/2040	8,325	8,620
5.00%, 01/15/2041	2,050	2,128
5.00%, 01/15/2042	8,780	9,106
5.00%, 03/15/2043	1,700	1,786
State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	1,220	1,218
4.00%, 05/01/2038	830	826
4.00%, 05/01/2039	3,680	3,619
4.00%, 05/01/2040	5,045	4,896
4.00%, 11/01/2040	4,240	4,109
5.00%, 07/01/2029	10,000	10,861
5.00%, 10/01/2031	6,440	6,836
5.00%, 05/01/2034	3,400	3,664
5.00%, 05/01/2034	8,900	9,740
5.00%, 07/01/2034	5,000	5,697
5.00%, 05/01/2035	2,800	3,040
5.00%, 07/01/2035	3,180	3,606
5.00%, 07/01/2037	1,205	1,337
5.00%, 01/01/2038	1,500	1,538
5.00%, 07/01/2038	6,500	6,999
5.00%, 07/01/2039	6,000	6,408
5.00%, 05/01/2041	5,515	5,748
5.00%, 07/01/2041	20,250	21,574
5.25%, 07/01/2040	3,500	3,775

The accompanying notes are an integral part of these financial statements.

279

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Connecticut – 1.85% – (continued)
5.25%, 07/01/2042	$2,500	$2,662
Town of Stratford CT
4.00%, 01/01/2038	1,920	1,892
University of Connecticut
5.00%, 11/01/2028	1,290	1,385
5.00%, 05/01/2042	5,000	5,195
5.25%, 11/15/2034	3,705	3,915
Waterbury Housing Authority
4.50%, 02/01/2042	2,500	2,459

Total Connecticut		320,713

Delaware – 0.31%
Delaware River & Bay Authority
4.00%, 01/01/2042	185	173
5.00%, 01/01/2029	350	377
5.00%, 01/01/2032	500	561
5.00%, 01/01/2035	350	384
Delaware State Housing Authority
5.50%, 07/01/2055	8,190	8,802
5.75%, 01/01/2055	7,515	8,107
5.75%, 01/01/2056	6,000	6,535
6.00%, 01/01/2055	3,505	3,823
6.00%, 01/01/2055	4,400	4,797
6.00%, 01/01/2056	14,170	15,609
Delaware Transportation Authority
5.00%, 09/01/2035	1,000	1,063
State of Delaware
3.50%, 03/01/2033	1,150	1,151
5.00%, 02/01/2033	1,000	1,049
Town of Bridgeville DE
5.25%, 07/01/2044 (2)	1,680	1,649

Total Delaware		54,080

District of Columbia – 1.46%
District of Columbia
4.00%, 02/01/2037	2,860	2,888
5.00%, 06/01/2031	10,500	10,873
5.00%, 06/01/2034	2,100	2,160
5.00%, 04/01/2036	935	948
5.00%, 10/15/2036	5,735	5,995
5.00%, 07/01/2037	3,300	3,354
5.00%, 02/01/2041	5,000	5,171
5.00%, 06/01/2042	5,485	5,525
5.00%, 06/01/2043	1,125	1,134
District of Columbia Housing Finance Agency
5.00%, 12/01/2026 (1)	3,725	3,752
5.00%, 03/01/2028	1,500	1,569
5.00%, 10/01/2041 (1)	5,500	5,577
District of Columbia Income Tax Revenue
5.00%, 10/01/2029	5,000	5,455
5.00%, 12/01/2033	5,270	5,897
5.00%, 06/01/2040	5,285	5,679
5.50%, 07/01/2047	10,000	10,508
District of Columbia Water & Sewer Authority
3.00%, 10/01/2057 (1)	3,715	3,666
3.75%, 10/01/2054 (1)	5,950	5,950
Metropolitan Washington Airports Authority Aviation Revenue
4.00%, 10/01/2037	570	556

The accompanying notes are an integral part of these financial statements.

280

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
District of Columbia – 1.46% – (continued)
4.00%, 10/01/2038	$635	$612
5.00%, 10/01/2025	5,500	5,524
5.00%, 10/01/2026	13,500	13,829
5.00%, 10/01/2027	500	519
5.00%, 10/01/2028	4,150	4,369
5.00%, 10/01/2028	24,875	26,190
5.00%, 10/01/2029	4,155	4,348
5.00%, 10/01/2029	5,325	5,673
5.00%, 10/01/2030	2,530	2,714
5.00%, 10/01/2030	7,500	8,045
5.00%, 10/01/2031	3,000	3,039
5.00%, 10/01/2031	4,305	4,652
5.00%, 10/01/2032	1,000	1,085
5.00%, 10/01/2032	5,000	5,060
5.00%, 10/01/2032	11,490	12,271
5.00%, 10/01/2033	6,230	6,626
5.00%, 10/01/2034	1,520	1,604
5.00%, 10/01/2034	5,100	5,421
5.00%, 10/01/2035	1,350	1,416
5.00%, 10/01/2036	1,075	1,121
5.00%, 10/01/2037	1,000	1,011
5.00%, 10/01/2038	1,855	1,916
5.00%, 10/01/2038	3,500	3,667
5.00%, 10/01/2042	3,000	3,021
5.25%, 10/01/2039	7,550	8,089
5.25%, 10/01/2040	1,500	1,597
5.25%, 10/01/2041	3,000	3,162
5.50%, 10/01/2043	3,250	3,452
5.50%, 10/01/2044	1,500	1,585
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2032	3,145	2,428
4.00%, 10/01/2038	415	400
5.00%, 10/01/2034	1,500	1,572
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2032	1,255	1,293
5.00%, 07/01/2036	1,690	1,717
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.00%, 07/15/2036	2,550	2,788
5.00%, 07/15/2037	2,300	2,448
5.00%, 07/15/2038	1,785	1,918
5.00%, 07/15/2039	1,445	1,539
5.00%, 07/15/2041	4,950	5,096
5.00%, 07/15/2045	2,500	2,527

Total District of Columbia		252,001

Florida – 4.57%
Alachua County School Board
5.00%, 07/01/2027	1,155	1,205
Antillia Community Development District
5.60%, 05/01/2044	710	698
Artisan Lakes East Community Development District
2.75%, 05/01/2031	250	232
2.75%, 05/01/2031 (2)	270	251
Astonia Community Development District
2.50%, 05/01/2026 (2)	65	64
3.00%, 05/01/2031 (2)	205	194
Ave Maria Stewardship Community District
2.88%, 05/01/2027	610	601

The accompanying notes are an integral part of these financial statements.

281

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.57% – (continued)
4.00%, 05/01/2042	$2,500	$2,132
4.50%, 05/01/2033 (2)	570	576
Babcock Ranch Community Independent Special District
2.38%, 05/01/2026	30	30
2.88%, 05/01/2031	250	232
5.00%, 05/01/2042	1,920	1,872
5.00%, 05/01/2044 (2)	1,375	1,304
5.00%, 05/01/2053	1,440	1,345
Berry Bay Community Development District
2.63%, 05/01/2026	50	49
Brevard County Health Facilities Authority
5.00%, 04/01/2037	2,285	2,458
5.00%, 04/01/2040	5,000	5,160
Brevard County Housing Finance Authority
3.30%, 02/01/2028 (1)	1,771	1,777
4.45%, 01/01/2040	1,800	1,834
Capital Projects Finance Authority
5.00%, 10/01/2025	2,630	2,637
5.00%, 10/01/2027	1,750	1,805
Capital Trust Agency, Inc.
4.50%, 07/01/2029 (2)	1,000	988
5.00%, 12/15/2039	1,270	1,205
5.35%, 07/01/2029	210	210
Capital Trust Authority
5.00%, 06/01/2039 (2)	1,010	981
Celebration Community Development District
2.75%, 05/01/2031	120	113
Central Florida Expressway Authority
4.00%, 07/01/2039	1,525	1,501
5.00%, 07/01/2026	1,375	1,407
5.00%, 07/01/2034	10,000	11,333
5.00%, 07/01/2035	5,000	5,258
CFM Community Development District
2.88%, 05/01/2031	420	383
Charles Cove Community Development District
3.00%, 05/01/2031	280	263
City of Cape Coral FL Water & Sewer Revenue
5.65%, 03/01/2054	5,000	5,228
City of Daytona Beach FL
5.50%, 09/01/2054	6,530	6,915
City of Fort Lauderdale FL Water & Sewer Revenue
4.00%, 03/01/2038	2,400	2,360
5.00%, 09/01/2040	1,000	1,068
City of Gainesville FL Utilities System Revenue
5.00%, 10/01/2044	3,485	3,523
City of Jacksonville FL
5.00%, 10/01/2026	475	488
5.00%, 10/01/2027	380	399
5.00%, 08/15/2028	3,045	3,237
5.00%, 10/01/2028	755	808
5.00%, 08/15/2029	2,500	2,699
5.00%, 10/01/2029	655	713
5.00%, 08/15/2030	1,700	1,828
5.00%, 08/15/2031	2,250	2,412
5.00%, 08/15/2032	1,200	1,280
5.00%, 10/01/2032	565	637
5.00%, 08/15/2033	1,200	1,273

The accompanying notes are an integral part of these financial statements.

282

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.57% – (continued)
City of Miami Beach FL
5.00%, 09/01/2045	$1,650	$1,653
City of Orlando FL
5.00%, 10/01/2031	1,120	1,196
5.00%, 10/01/2032	1,300	1,335
5.00%, 10/01/2032	1,680	1,787
5.00%, 10/01/2035	1,200	1,262
City of Orlando FL Reclamation System Revenue
5.00%, 10/01/2040	4,615	4,981
5.00%, 10/01/2041	2,500	2,669
5.00%, 10/01/2042	2,600	2,753
City of Palmetto FL
4.25%, 06/01/2027	115	116
5.00%, 06/01/2032	400	418
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2025	700	701
City of Tallahassee FL
5.00%, 12/01/2026	1,380	1,388
City of Tallahassee FL Utility System Revenue
5.00%, 10/01/2048	3,065	3,142
City of Tampa FL
5.00%, 07/01/2037	1,785	1,791
5.25%, 05/01/2043	2,000	2,045
5.25%, 05/01/2046	2,985	3,037
Collier County Educational Facilities Authority
5.50%, 06/01/2033	2,625	2,749
Collier County Industrial Development Authority
5.00%, 10/01/2054 (1)	845	913
5.00%, 10/01/2054 (1)	1,470	1,566
Collier County Water-Sewer District
4.00%, 07/01/2040	4,095	4,019
Cordova Palms Community Development District
2.80%, 05/01/2031	145	134
4.50%, 05/01/2027	10	10
5.10%, 05/01/2032	170	176
5.30%, 05/01/2032	50	51
County of Brevard FL
5.50%, 09/01/2048	6,615	7,022
County of Broward FL Airport System Revenue
5.00%, 10/01/2025	2,125	2,134
5.00%, 10/01/2026	1,000	1,022
5.00%, 10/01/2026	3,665	3,747
5.00%, 10/01/2027	1,650	1,712
5.00%, 10/01/2027	3,500	3,632
5.00%, 10/01/2028	1,500	1,579
5.00%, 10/01/2029	500	501
5.00%, 10/01/2029	1,150	1,225
5.00%, 10/01/2030	405	416
5.00%, 10/01/2031	1,000	1,002
5.00%, 10/01/2031	1,525	1,601
5.00%, 10/01/2033	2,940	3,051
5.00%, 10/01/2036	1,500	1,513
5.00%, 10/01/2038	1,420	1,444
5.00%, 10/01/2040	10,425	10,405
County of Broward FL Port Facilities Revenue
5.00%, 09/01/2030	310	333
5.00%, 09/01/2032	265	282
5.00%, 09/01/2035	2,000	2,063

The accompanying notes are an integral part of these financial statements.

283

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.57% – (continued)
5.00%, 09/01/2044	$2,845	$2,863
County of Broward FL Tourist Development Tax Revenue
4.00%, 09/01/2039	4,500	4,426
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026	1,170	1,202
5.00%, 10/01/2030	1,680	1,815
5.00%, 10/01/2031	1,375	1,485
5.00%, 10/01/2035	1,805	1,907
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,800	1,812
County of Lee FL Airport Revenue
5.00%, 10/01/2034	5,265	5,639
5.00%, 10/01/2035	2,735	2,901
5.00%, 10/01/2039	7,240	7,338
5.25%, 10/01/2042	5,500	5,656
5.25%, 10/01/2043	4,935	5,094
5.25%, 10/01/2044	4,065	4,144
County of Lee FL Solid Waste System Revenue
5.00%, 10/01/2025	3,045	3,054
County of Miami-Dade FL
0.00%, 10/01/2034	3,000	2,138
0.00%, 10/01/2035	4,010	2,720
5.00%, 10/01/2035	230	234
5.00%, 04/01/2046	5,845	5,980
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2034	1,600	1,623
4.00%, 10/01/2038	1,900	1,853
4.00%, 10/01/2040	1,450	1,382
5.00%, 10/01/2030	250	275
5.00%, 10/01/2032	50,000	54,070
5.00%, 10/01/2033	24,150	26,157
5.00%, 10/01/2035	1,500	1,600
5.00%, 10/01/2038	3,890	3,916
5.00%, 10/01/2040	1,000	1,001
County of Miami-Dade FL Transit System
5.00%, 07/01/2044	5,540	5,687
5.00%, 07/01/2049	1,825	1,838
County of Miami-Dade FL Water & Sewer System Revenue
3.00%, 10/01/2036	1,600	1,444
County of Miami-Dade Seaport Department
4.00%, 10/01/2038	1,000	994
4.00%, 10/01/2041	10,000	9,383
County of Palm Beach FL Airport System Revenue
5.00%, 10/01/2037	1,000	1,049
5.25%, 10/01/2040	140	148
5.25%, 10/01/2041	825	863
5.25%, 10/01/2043	1,000	1,031
5.25%, 10/01/2044	1,000	1,026
County of Pasco FL
5.25%, 09/01/2032	550	614
5.25%, 09/01/2033	750	838
5.25%, 09/01/2034	675	748
5.25%, 09/01/2035	585	642
5.50%, 09/01/2037	1,550	1,696
5.50%, 09/01/2038	2,820	3,057
5.50%, 09/01/2039	500	538
5.50%, 09/01/2040	1,250	1,339

The accompanying notes are an integral part of these financial statements.

284

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.57% – (continued)
County of Pasco FL Second Local Option Fuel Tax Revenue
5.00%, 10/01/2046	$12,065	$12,130
Creek Preserve Community Development District
4.25%, 11/01/2030 (2)	685	688
Duval County Public Schools
5.00%, 07/01/2032	5,500	5,959
5.00%, 07/01/2033	5,860	6,317
5.00%, 07/01/2034	8,350	8,945
5.00%, 07/01/2035	11,000	11,710
East Nassau Stewardship District
3.00%, 05/01/2031	235	219
5.25%, 05/01/2029	750	750
Elevation Pointe Community Development District
4.13%, 05/01/2032	250	248
4.40%, 05/01/2032	1,100	1,098
Entrada Community Development District
2.13%, 05/01/2026 (2)	100	98
Epperson North Community Development District
2.50%, 05/01/2026	25	25
3.00%, 05/01/2031	140	131
3.10%, 11/01/2031	185	172
Escambia County Health Facilities Authority
4.00%, 08/15/2045	1,305	1,111
Esplanade Lake Club Community Development District
3.25%, 11/01/2025	100	100
Florida Department of Management Services
3.00%, 11/01/2035	1,810	1,641
Florida Development Finance Corp.
3.00%, 07/01/2031 (2)	275	260
3.00%, 06/01/2032	795	720
4.00%, 06/01/2026 (2)	110	110
4.00%, 12/15/2029 (2)	795	793
4.00%, 07/01/2031	170	171
4.38%, 10/01/2054 (1)(2)	1,835	1,828
5.00%, 05/01/2029 (2)	2,915	2,943
5.00%, 06/01/2031 (2)	140	143
5.00%, 06/15/2032	545	556
5.00%, 02/01/2033	1,000	1,053
5.00%, 06/01/2035 (2)	125	126
5.00%, 07/01/2035	1,085	1,074
5.00%, 02/01/2037	1,750	1,799
5.00%, 06/15/2038	860	865
5.00%, 07/01/2041	2,670	2,431
5.00%, 07/01/2044	2,715	2,695
5.00%, 06/15/2056	2,570	2,383
5.00%, 08/01/2056 (1)	6,185	6,678
5.25%, 06/15/2029 (2)	700	699
Florida Higher Educational Facilities Financing Authority
5.00%, 10/01/2029	1,000	1,049
5.00%, 10/01/2033	1,000	1,030
5.00%, 07/01/2035 (2)	4,000	3,991
Florida Housing Finance Corp.
3.30%, 07/01/2058 (1)	4,000	4,002
3.50%, 11/01/2042 (1)	1,000	1,005
3.50%, 07/01/2051	1,360	1,356
6.25%, 07/01/2055	5,000	5,518
Florida Municipal Power Agency
3.00%, 10/01/2032	1,000	954

The accompanying notes are an integral part of these financial statements.

285

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.57% – (continued)
5.00%, 10/01/2025	$3,475	$3,491
Fort Pierce Utilities Authority
5.00%, 10/01/2031	200	220
5.00%, 10/01/2032	150	165
5.00%, 10/01/2033	200	220
5.00%, 10/01/2035	250	270
Greater Orlando Aviation Authority
5.00%, 10/01/2029	4,420	4,618
5.00%, 10/01/2034	3,500	3,785
5.00%, 10/01/2034	11,000	11,437
5.00%, 10/01/2035	580	621
5.00%, 10/01/2038	2,820	2,933
5.00%, 10/01/2038	5,500	5,608
5.00%, 10/01/2039	2,950	3,043
5.25%, 10/01/2040	2,415	2,559
5.25%, 10/01/2041	6,730	7,065
Highlands County Health Facilities Authority
5.00%, 11/15/2059 (1)	4,435	4,863
Hillsborough County Aviation Authority
5.00%, 10/01/2025	2,300	2,310
5.00%, 10/01/2033	465	487
5.00%, 10/01/2034	4,495	4,861
5.00%, 10/01/2035	1,620	1,735
5.00%, 10/01/2035	2,275	2,357
5.00%, 10/01/2036	1,525	1,618
5.00%, 10/01/2037	700	710
5.00%, 10/01/2037	1,705	1,792
5.00%, 10/01/2038	1,875	1,950
Hillsborough County Housing Finance Authority
4.55%, 02/01/2042	4,000	3,910
5.00%, 12/01/2042	2,650	2,664
Hillsborough County Industrial Development Authority
5.00%, 11/15/2034	20,850	23,324
Hillsborough County Port District
5.00%, 06/01/2038	4,715	4,813
Hillsborough County School Board
5.00%, 07/01/2029	1,795	1,932
Hilltop Point Community Development District
5.00%, 05/01/2033	200	203
Hyde Park Community Development District No 1
3.25%, 05/01/2027	175	173
3.60%, 05/01/2032	505	482
JEA Electric System Revenue
4.00%, 10/01/2038	10,830	10,632
4.00%, 10/01/2039	10,550	10,279
5.00%, 10/01/2026	1,120	1,151
5.00%, 10/01/2033	2,130	2,293
5.00%, 10/01/2034	1,215	1,298
JEA Water & Sewer System Revenue
5.25%, 10/01/2049	6,655	6,961
Lakes of Sarasota Community Development District
3.63%, 05/01/2031	130	127
3.88%, 05/01/2031	140	139
4.13%, 05/01/2031	845	843
Lakewood Ranch Stewardship District
2.30%, 05/01/2026	45	44
2.63%, 05/01/2031	300	276
3.13%, 05/01/2030 (2)	310	298

The accompanying notes are an integral part of these financial statements.

286

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.57% – (continued)
3.13%, 05/01/2041	$645	$510
5.30%, 05/01/2044	485	476
Laurel Road Community Development District
3.00%, 05/01/2031	350	323
3.13%, 05/01/2031	595	553
Lee County Industrial Development Authority
5.00%, 04/01/2033 (1)	5,350	5,370
5.00%, 04/01/2035	1,555	1,613
5.00%, 04/01/2037	2,060	2,116
5.00%, 11/15/2039	1,850	1,878
Lee County School Board
5.00%, 08/01/2028	3,275	3,493
Live Oak Lake Community Development District
3.80%, 05/01/2030	1,745	1,690
LT Ranch Community Development District
5.50%, 05/01/2044	1,000	997
Manatee County School District
5.00%, 10/01/2025	520	523
Meadow View at Twin Creeks Community Development District
3.00%, 05/01/2031	310	289
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225	1,243
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110	110
5.00%, 08/01/2026	155	158
5.00%, 08/01/2027	345	360
5.00%, 08/01/2028	400	414
5.00%, 08/01/2028	460	488
5.00%, 08/01/2029	480	496
5.00%, 08/01/2030	680	702
5.00%, 08/01/2030	1,050	1,142
5.00%, 08/01/2032	750	770
5.00%, 08/01/2037	1,000	1,012
Miami-Dade County Housing Finance Authority
3.55%, 03/01/2029 (1)	3,000	3,036
4.88%, 03/01/2046	4,000	3,877
Mid-Bay Bridge Authority
5.00%, 10/01/2031	6,400	7,024
5.00%, 10/01/2040	1,375	1,381
Middleton Community Development District A
3.70%, 05/01/2029	1,335	1,335
Midtown Miami Community Development District
5.00%, 05/01/2037	965	965
Mirada II Community Development District
2.50%, 05/01/2026	105	104
North AR-1 Pasco Community Development District
2.63%, 05/01/2026	50	49
Orange County Convention Center/Orlando
5.00%, 10/01/2028	1,485	1,587
Orange County School Board
5.00%, 08/01/2029	1,000	1,002
5.00%, 08/01/2033	1,740	1,782
5.00%, 08/01/2034	3,375	3,456
Orlando Utilities Commission
1.25%, 10/01/2046 (1)	1,190	1,067
5.00%, 10/01/2041	1,725	1,835
5.00%, 10/01/2042	1,835	1,936

The accompanying notes are an integral part of these financial statements.

287

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.57% – (continued)
Osceola County Housing Finance Authority
3.40%, 04/01/2028 (1)	$5,345	$5,368
Palm Beach County Health Facilities Authority
4.00%, 06/01/2026	115	115
4.00%, 06/01/2031	625	623
5.00%, 05/15/2028	1,920	1,921
Palm Beach County Housing Finance Authority
5.00%, 02/01/2027 (1)	4,285	4,327
Palm Beach County School District
5.00%, 08/01/2026	1,065	1,092
5.00%, 08/01/2026	3,750	3,845
5.00%, 08/01/2030	4,520	4,527
5.00%, 08/01/2032	3,000	3,005
5.00%, 08/01/2038	1,280	1,345
5.00%, 08/01/2039	2,560	2,671
5.25%, 08/01/2038	6,500	7,015
Palm Coast Park Community Development District
4.63%, 05/01/2032	500	508
Pasco County School Board
5.00%, 08/01/2033	1,000	1,085
Pine Isle Community Development District
3.00%, 12/15/2031 (2)	100	96
Poitras East Community Development District
4.00%, 05/01/2028	700	703
Preston Cove Community Development District
3.60%, 05/01/2032	340	323
Putnam County Development Authority
5.00%, 03/15/2042	2,500	2,510
Reunion East Community Development District
2.40%, 05/01/2026	35	35
2.85%, 05/01/2031	640	594
Reunion West Community Development District
3.00%, 05/01/2036	450	394
Ridge at Apopka Community Development District
4.75%, 05/01/2027	110	111
River Hall Community Development District
3.00%, 05/01/2031	250	234
Rivers Edge II Community Development District
2.40%, 05/01/2026	100	99
3.00%, 05/01/2031	285	266
Rolling Hills Community Development District
3.13%, 05/01/2027	100	99
3.65%, 05/01/2032	575	536
3.75%, 05/01/2042	485	395
Saltleaf Community Development District
4.75%, 05/01/2031	420	425
Sawyers Landing Community Development District
3.25%, 05/01/2026	200	199
School Board of Miami-Dade County
5.00%, 02/01/2030	500	505
School District of Broward County
5.00%, 07/01/2033	5,000	5,387
5.00%, 07/01/2038	6,410	6,786
5.00%, 07/01/2045	12,400	12,805
Seminole Improvement District
4.40%, 10/01/2027	150	151
5.00%, 10/01/2032	250	256
5.30%, 10/01/2037	500	508

The accompanying notes are an integral part of these financial statements.

288

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.57% – (continued)
Somerset Community Development District
4.00%, 05/01/2032	$570	$559
Southern Groves Community Development District No 5
2.80%, 05/01/2031	200	190
4.55%, 05/01/2031	1,035	1,052
5.45%, 05/01/2044	1,245	1,257
St Johns County Industrial Development Authority
4.00%, 12/15/2025	170	169
4.00%, 12/15/2026	185	183
4.00%, 12/15/2027	215	211
St Johns County School Board
5.00%, 07/01/2029	1,250	1,348
5.00%, 07/01/2030	1,500	1,627
5.00%, 07/01/2031	1,000	1,082
St Lucie County School Board
5.00%, 07/01/2040	1,000	1,042
State of Florida
5.00%, 06/01/2026	12,080	12,336
State of Florida Department of Transportation Turnpike System Revenue
3.00%, 07/01/2035	1,530	1,406
4.00%, 07/01/2039	3,625	3,626
5.00%, 07/01/2036	7,370	8,281
Stillwater Community Development District
2.38%, 06/15/2026 (2)	65	64
Sunbridge Stewardship District
5.20%, 05/01/2042	500	491
Tampa Bay Water
5.00%, 10/01/2042	1,875	1,959
5.00%, 10/01/2043	2,000	2,084
5.00%, 10/01/2044	3,345	3,468
5.00%, 10/01/2049	5,000	5,113
Tampa-Hillsborough County Expressway Authority
5.00%, 07/01/2048	5,145	5,146
Tolomato Community Development District
2.80%, 05/01/2027	755	743
2.88%, 05/01/2027	70	69
3.00%, 05/01/2032	1,500	1,395
4.10%, 05/01/2031	690	688
Tradition Community Development District No 9
2.30%, 05/01/2026	100	99
2.70%, 05/01/2031	270	248
Two Lakes Community Development District
5.00%, 05/01/2044	600	597
Two Rivers North Community Development District
4.63%, 05/01/2027	55	55
4.88%, 05/01/2032	250	255
V-Dana Community Development District
2.60%, 05/01/2026	35	35
3.13%, 05/01/2031	125	118
Verano No 3 Community Development District
2.38%, 05/01/2026	20	20
3.00%, 05/01/2031	120	112
Viera Stewardship District
2.30%, 05/01/2026	100	98
2.80%, 05/01/2031	465	427
4.60%, 05/01/2033	1,670	1,697
Village Community Development District No 13
2.55%, 05/01/2031	1,175	1,079

The accompanying notes are an integral part of these financial statements.

289

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.57% – (continued)
Village Community Development District No 14
5.13%, 05/01/2037	$1,870	$1,920
Village Community Development District No 15
4.00%, 05/01/2034 (2)	1,030	1,010
4.20%, 05/01/2039 (2)	1,000	936
4.38%, 05/01/2033 (2)	485	493
Volusia County Educational Facility Authority
5.00%, 06/01/2027	500	514
5.00%, 10/15/2031	300	311
Watergrass Community Development District II
2.50%, 05/01/2031	310	281
West Villages Improvement District
4.50%, 05/01/2031	435	437
5.38%, 05/01/2044	745	724
Westside Haines City Community Development District
2.50%, 05/01/2026	30	30
3.00%, 05/01/2031	215	203
Wildwood Utility Dependent District
5.50%, 10/01/2048	1,910	2,018
Windward at Lakewood Ranch Community Development District
3.25%, 05/01/2027	100	98
3.63%, 05/01/2032	695	649
Wiregrass II Community Development District
4.80%, 05/01/2032	240	244

Total Florida		791,219

Georgia – 3.38%
Athens-Clarke County Unified Government Development Authority
3.00%, 06/15/2038	925	801
3.00%, 06/15/2038	1,350	1,188
Atlanta Urban Redevelopment Agency
2.38%, 07/01/2026 (2)	930	926
2.88%, 07/01/2031 (2)	2,080	1,986
Atlanta Urban Residential Finance Authority
3.40%, 02/01/2029 (1)	2,500	2,520
3.45%, 02/01/2029 (1)	2,850	2,869
5.00%, 05/01/2028 (1)	6,860	7,096
Bartow County Development Authority
3.95%, 12/01/2032 (1)	8,030	8,170
Brookhaven Development Authority
5.00%, 07/01/2025	1,400	1,400
City of Atlanta GA Airport Passenger Facility Charge
5.00%, 07/01/2033	2,750	2,990
City of Atlanta GA Department of Aviation
4.00%, 07/01/2038	255	247
5.00%, 07/01/2026	580	592
5.00%, 07/01/2027	2,635	2,754
5.00%, 07/01/2032	250	267
5.00%, 07/01/2033	350	372
5.00%, 07/01/2033	2,000	2,144
5.00%, 07/01/2034	250	264
5.00%, 07/01/2034	1,300	1,382
5.00%, 07/01/2035	350	367
5.00%, 07/01/2036	350	365
5.00%, 07/01/2037	385	399
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2036	5,500	6,154
5.00%, 11/01/2040	9,830	9,830

The accompanying notes are an integral part of these financial statements.

290

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Georgia – 3.38% – (continued)
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054 (1)	$1,630	$1,645
5.00%, 07/01/2054 (1)	2,700	2,859
Decatur Housing Authority
3.60%, 08/01/2028 (1)	1,150	1,163
DeKalb County Housing Authority
4.00%, 03/01/2034	1,280	1,258
4.13%, 12/01/2034	3,500	3,411
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235	1,291
Development Authority for Fulton County
5.00%, 06/15/2044	580	587
Development Authority of Burke County
2.88%, 12/01/2049 (1)	5,640	5,632
3.30%, 12/01/2049 (1)	4,050	4,021
3.38%, 11/01/2053 (1)	2,050	2,045
3.60%, 01/01/2040 (1)	14,000	14,079
3.60%, 11/01/2045 (1)	6,960	7,002
3.80%, 10/01/2032 (1)	5,555	5,579
3.95%, 07/01/2049 (1)	1,100	1,100
Development Authority of Monroe County
2.25%, 07/01/2025	505	505
3.88%, 10/01/2048 (1)	4,815	4,826
Douglas County Housing Authority
5.10%, 02/01/2044	1,000	1,007
Gainesville & Hall County Hospital Authority
5.00%, 02/15/2035	1,910	1,941
George L Smith II Congress Center Authority
2.38%, 01/01/2031	1,250	1,156
4.00%, 01/01/2036	2,000	1,991
Georgia Housing & Finance Authority
2.95%, 12/01/2039	1,000	815
4.80%, 12/01/2040	3,500	3,518
5.00%, 12/01/2042	775	794
Glynn-Brunswick Memorial Hospital Authority
4.00%, 08/01/2036	2,000	1,858
4.00%, 08/01/2037	750	686
Gwinnett County School District
5.00%, 02/01/2040	3,210	3,312
Homerville Housing Authority
3.45%, 01/01/2028 (1)	1,105	1,111
Jackson County School District
5.00%, 03/01/2036	2,965	3,332
Main Street Natural Gas, Inc.
4.00%, 12/01/2029	1,370	1,389
4.00%, 03/01/2050 (1)	10,805	10,831
4.00%, 05/01/2052 (1)	26,945	27,087
4.00%, 07/01/2052 (1)	32,165	32,467
4.00%, 09/01/2052 (1)	11,210	11,262
4.64% (SOFR + 1.70%), 12/01/2053 (3)	42,000	42,203
5.00%, 12/01/2026	1,000	1,022
5.00%, 05/15/2027	1,500	1,540
5.00%, 12/01/2027	1,500	1,552
5.00%, 12/01/2028	1,000	1,046
5.00%, 12/01/2052 (1)	12,375	12,846
5.00%, 06/01/2053 (1)	17,160	17,988
5.00%, 07/01/2053 (1)	25,980	27,373
5.00%, 09/01/2053 (1)	27,735	29,331

The accompanying notes are an integral part of these financial statements.

291

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Georgia – 3.38% – (continued)
5.00%, 12/01/2053 (1)	$19,735	$20,794
5.00%, 04/01/2054 (1)	18,945	20,088
5.00%, 05/01/2054 (1)	15,030	15,812
5.00%, 05/01/2054 (1)	34,400	36,350
5.00%, 12/01/2054 (1)	4,790	5,032
5.00%, 12/01/2054 (1)	22,720	24,010
5.00%, 05/01/2055 (1)	34,490	36,299
5.00%, 06/01/2055 (1)	17,365	18,467
Metropolitan Atlanta Rapid Transit Authority
5.00%, 07/01/2034	1,000	1,129
5.00%, 07/01/2035	525	588
5.00%, 07/01/2039	900	975
Municipal Electric Authority of Georgia
4.00%, 01/01/2035	435	429
4.00%, 01/01/2035	1,500	1,504
4.00%, 01/01/2036	435	426
4.00%, 01/01/2037	860	834
4.00%, 01/01/2038	850	813
4.00%, 01/01/2039	850	805
4.00%, 01/01/2046	400	363
4.00%, 01/01/2051	1,100	938
5.00%, 01/01/2026	300	303
5.00%, 01/01/2026	320	323
5.00%, 01/01/2026	1,000	1,010
5.00%, 01/01/2027	300	310
5.00%, 01/01/2027	1,500	1,548
5.00%, 11/01/2027	200	210
5.00%, 01/01/2028	25	26
5.00%, 01/01/2028	500	519
5.00%, 01/01/2028	750	788
5.00%, 11/01/2028	275	293
5.00%, 11/01/2029	300	325
5.00%, 01/01/2031	685	727
5.00%, 01/01/2032	1,025	1,075
5.00%, 01/01/2034	1,080	1,163
5.00%, 01/01/2036	1,645	1,799
5.00%, 01/01/2039	1,600	1,692
5.00%, 01/01/2039	3,980	4,054
5.00%, 01/01/2048	1,455	1,422
5.00%, 07/01/2048	1,000	1,002
5.25%, 01/01/2038	920	1,018
5.25%, 01/01/2049	890	926
Paulding County Hospital Authority
4.00%, 04/01/2041	1,250	1,139
4.00%, 04/01/2041	1,975	1,814
5.00%, 04/01/2033	250	275
5.00%, 04/01/2034	350	382
5.00%, 04/01/2035	200	217
5.00%, 04/01/2036	330	354
5.00%, 04/01/2037	300	319
5.00%, 04/01/2038	450	475
5.00%, 04/01/2039	725	759
5.00%, 04/01/2042	1,875	1,917
5.00%, 04/01/2043	8,750	8,899
Private Colleges & Universities Authority
5.00%, 04/01/2028	400	421
5.00%, 04/01/2034	780	842

The accompanying notes are an integral part of these financial statements.

292

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Georgia – 3.38% – (continued)
State of Georgia
4.00%, 08/01/2034	$6,455	$6,633
Treutlen County School District
5.00%, 10/01/2034	200	224
5.00%, 10/01/2035	355	398
5.00%, 10/01/2040	380	405
5.00%, 10/01/2045	870	891
5.00%, 10/01/2047	650	662

Total Georgia		584,759

Guam – 0.13%
Antonio B Won Pat International Airport Authority
5.00%, 10/01/2032	500	523
5.25%, 10/01/2031	325	345
Guam Power Authority
5.00%, 10/01/2038	1,250	1,326
5.00%, 10/01/2039	535	562
Territory of Guam
4.00%, 01/01/2036	6,405	6,160
4.00%, 01/01/2042	5,445	4,820
5.00%, 12/01/2028	2,500	2,548
5.00%, 12/01/2030	1,750	1,780
5.00%, 11/15/2031	1,185	1,208
5.00%, 12/01/2034	2,500	2,527
5.00%, 11/15/2039	600	600

Total Guam		22,399

Hawaii – 0.22%
City & County Honolulu HI Wastewater System Revenue
5.00%, 07/01/2036	1,090	1,229
5.00%, 07/01/2036	1,930	1,956
5.00%, 07/01/2037	1,435	1,599
City & County of Honolulu HI
5.00%, 06/01/2027 (1)	3,075	3,123
5.00%, 11/01/2028	540	580
5.00%, 11/01/2029	1,800	1,967
5.00%, 07/01/2034	810	878
5.00%, 07/01/2035	1,345	1,449
Kauai County Community Facilities District
4.00%, 05/15/2028	485	485
5.00%, 05/15/2031	375	391
State of Hawaii
5.00%, 01/01/2030	2,330	2,502
5.00%, 01/01/2036	2,000	2,092
State of Hawaii Airports System Revenue
5.00%, 07/01/2032	1,235	1,305
5.00%, 07/01/2033	1,425	1,464
5.00%, 07/01/2038	3,525	3,561
5.00%, 07/01/2041	3,000	3,000
5.00%, 07/01/2042	4,500	4,552
5.00%, 07/01/2043	3,150	3,169
State of Hawaii Harbor System Revenue
4.00%, 07/01/2035	420	414
4.00%, 07/01/2036	545	548
University of Hawaii
5.00%, 10/01/2029	1,225	1,334

Total Hawaii		37,598

The accompanying notes are an integral part of these financial statements.

293

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Idaho – 0.16%
Boise State University
5.00%, 04/01/2048	$1,595	$1,616
Idaho Health Facilities Authority
4.00%, 03/01/2034	400	410
4.00%, 03/01/2035	250	249
4.00%, 03/01/2039	700	665
4.00%, 03/01/2040	835	778
4.00%, 03/01/2041	850	782
5.00%, 03/01/2032	765	797
Idaho Housing & Finance Association
3.10%, 07/01/2025	1,610	1,610
4.00%, 07/15/2039	6,500	6,207
4.00%, 01/01/2050	85	85
5.00%, 08/15/2040	2,380	2,551
Idaho State Building Authority
5.00%, 06/01/2034	5,920	6,757
5.00%, 09/01/2043	1,500	1,513
Southern Idaho Regional Solid Waste District
4.00%, 03/01/2028	4,500	4,534

Total Idaho		28,554

Illinois – 7.28%
Aurora Public Library District
4.00%, 12/01/2041	790	727
Boone Mchenry & Dekalb Counties Community Unit School District 100
5.00%, 01/01/2038	860	925
5.00%, 01/01/2039	1,000	1,064
5.00%, 01/01/2040	425	448
Champaign County Community Unit School District No 4 Champaign
5.00%, 01/01/2034	1,115	1,152
Chicago Board of Education
4.00%, 12/01/2037	3,785	3,502
4.00%, 12/01/2041	9,980	8,630
4.00%, 12/01/2047	6,000	4,738
5.00%, 12/01/2025	2,500	2,514
5.00%, 12/01/2026	145	147
5.00%, 12/01/2026	3,660	3,710
5.00%, 12/01/2028	1,270	1,313
5.00%, 12/01/2029	540	561
5.00%, 12/01/2030	2,000	2,050
5.00%, 12/01/2030	2,430	2,491
5.00%, 12/01/2031	2,185	2,224
5.00%, 12/01/2031	3,020	3,046
5.00%, 12/01/2033	300	302
5.00%, 12/01/2033	3,525	3,525
5.00%, 12/01/2033	5,845	5,990
5.00%, 12/01/2035	2,085	2,124
5.00%, 12/01/2036	1,165	1,133
5.00%, 12/01/2037	7,950	7,986
5.00%, 12/01/2038	1,250	1,246
5.00%, 12/01/2039	5,000	4,925
5.00%, 12/01/2042	6,025	5,650
5.00%, 12/01/2046	1,000	968
5.00%, 12/01/2046	1,200	1,089
5.00%, 12/01/2046	2,340	2,118
5.00%, 12/01/2046	6,505	5,902
5.00%, 12/01/2047	5,295	4,886
5.25%, 12/01/2035	2,590	2,590

The accompanying notes are an integral part of these financial statements.

294

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 7.28% – (continued)
5.25%, 12/01/2039	$2,000	$1,975
6.50%, 12/01/2046	100	101
6.75%, 12/01/2030 (2)	1,500	1,599
7.00%, 12/01/2042 (2)	1,000	1,030
7.00%, 12/01/2046 (2)	400	411
Chicago Midway International Airport
5.00%, 01/01/2027	1,800	1,814
5.00%, 01/01/2029	4,195	4,404
5.00%, 01/01/2032	4,835	5,215
5.00%, 01/01/2035	12,500	13,830
5.00%, 01/01/2039	3,110	3,194
5.50%, 01/01/2036	1,000	1,104
5.50%, 01/01/2037	500	548
5.50%, 01/01/2038	500	543
5.50%, 01/01/2039	1,000	1,077
5.50%, 01/01/2040	1,000	1,073
5.75%, 01/01/2041	1,000	1,081
5.75%, 01/01/2043	1,250	1,335
Chicago O’Hare International Airport
4.00%, 01/01/2035	4,060	4,083
4.00%, 01/01/2036	2,500	2,518
4.00%, 01/01/2036	3,285	3,286
4.00%, 01/01/2037	2,500	2,494
4.00%, 01/01/2038	1,500	1,464
5.00%, 01/01/2027	520	534
5.00%, 01/01/2028	1,000	1,021
5.00%, 01/01/2030	5,280	5,598
5.00%, 01/01/2031	660	671
5.00%, 01/01/2032	600	645
5.00%, 01/01/2033	345	348
5.00%, 01/01/2033	400	428
5.00%, 07/01/2033	550	564
5.00%, 01/01/2034	325	345
5.00%, 01/01/2034	2,000	2,148
5.00%, 01/01/2035	715	752
5.00%, 01/01/2035	3,835	4,110
5.00%, 01/01/2036	430	432
5.00%, 01/01/2036	750	782
5.00%, 01/01/2037	1,675	1,756
5.00%, 01/01/2037	2,000	2,011
5.00%, 01/01/2038	1,785	1,905
5.00%, 01/01/2043	3,000	3,096
5.00%, 07/01/2048	7,450	7,142
5.25%, 01/01/2040	6,305	6,632
5.25%, 01/01/2042	500	504
5.25%, 01/01/2042	2,000	2,076
5.25%, 01/01/2043	1,415	1,457
5.50%, 07/01/2036	3,000	3,274
5.50%, 07/01/2040	430	457
Chicago Park District
5.00%, 01/01/2040	6,405	6,418
5.00%, 01/01/2044	5,700	5,780
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2026	8,275	8,404
5.00%, 06/01/2029	1,500	1,587
Chicago Transit Authority Sales Tax Receipts Fund
5.00%, 12/01/2036	1,500	1,648
5.00%, 12/01/2042	5,000	5,137

The accompanying notes are an integral part of these financial statements.

295

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 7.28% – (continued)
5.00%, 12/01/2049	$1,475	$1,475
City of Calumet City IL
4.50%, 03/01/2043	1,945	1,816
5.50%, 03/01/2030	755	817
5.50%, 03/01/2036	400	422
5.50%, 03/01/2038	555	578
City of Chicago Heights IL
2.88%, 08/01/2027 (1)	3,000	2,997
5.25%, 12/01/2034	2,115	2,209
City of Chicago IL
5.00%, 11/01/2026 (1)	7,476	7,515
5.00%, 01/01/2027	2,000	2,041
5.00%, 01/01/2030	2,000	2,101
5.00%, 01/01/2030	2,380	2,500
5.00%, 01/01/2031	650	679
5.00%, 01/01/2031	2,915	3,080
5.00%, 01/01/2032	13,095	13,704
5.00%, 01/01/2034	1,445	1,495
5.00%, 01/01/2035	7,540	7,787
5.00%, 01/01/2044	12,000	11,292
5.50%, 01/01/2039	4,400	4,527
5.50%, 01/01/2040	9,725	10,128
5.50%, 01/01/2041	4,000	4,052
5.75%, 01/01/2034	2,000	2,040
6.00%, 01/01/2038	1,910	1,943
6.00%, 01/01/2046	3,165	3,376
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2032	2,500	2,771
5.00%, 01/01/2038	1,775	1,875
5.00%, 01/01/2039	2,500	2,624
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2036	10,890	11,750
5.00%, 11/01/2038	1,250	1,311
5.00%, 11/01/2039	2,000	2,086
City of Joliet IL
5.00%, 12/15/2037	1,000	1,058
5.00%, 12/15/2038	1,090	1,142
5.25%, 12/15/2039	730	770
5.50%, 12/15/2042	1,305	1,372
5.50%, 12/15/2044	3,625	3,793
City of Springfield IL Electric Revenue
3.00%, 03/01/2038	14,900	13,137
5.00%, 03/01/2035	15,000	16,565
Community Unit School District Number 427 DeKalb and Kane Counties Illinois
4.00%, 02/01/2037	535	530
Cook County Community College District No 508
5.00%, 12/01/2040	4,215	4,353
Cook County Community Consolidated School District No 34 Glenview
3.00%, 12/01/2036	925	815
Cook County Community Consolidated School District No 64 Park Ridge-Niles
5.00%, 12/01/2049	3,500	3,542
Cook County Community School District No 152 1/2 Hazel Crest
5.00%, 12/01/2041	695	714
5.00%, 12/01/2045	1,285	1,294
Cook County High School District No 203 New Trier Township
2.00%, 12/15/2033	425	349
2.00%, 12/15/2034	440	352

The accompanying notes are an integral part of these financial statements.

296

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 7.28% – (continued)
Cook County High School District No 220 Reavis
5.00%, 12/01/2032	$1,160	$1,217
County of Cook IL
4.00%, 11/15/2026	555	563
4.00%, 11/15/2027	560	573
4.00%, 11/15/2028	280	288
5.00%, 11/15/2025	375	377
5.00%, 11/15/2026	750	771
5.00%, 11/15/2026	1,450	1,491
5.00%, 11/15/2029	1,630	1,770
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2032	175	195
5.00%, 11/15/2033	150	167
5.00%, 11/15/2035	315	343
5.00%, 11/15/2036	645	691
5.00%, 11/15/2036	1,000	1,071
5.00%, 11/15/2036	4,500	4,601
5.00%, 11/15/2038	890	934
5.00%, 11/15/2038	2,370	2,414
5.00%, 11/15/2040	1,820	1,888
5.25%, 11/15/2035	3,000	3,101
DeKalb Park District
5.00%, 03/01/2036	455	492
5.00%, 03/01/2037	485	520
5.00%, 03/01/2038	410	435
5.00%, 03/01/2039	540	566
Elmhurst Park District
5.00%, 12/15/2040	750	803
5.00%, 12/15/2041	1,000	1,058
5.00%, 12/15/2042	755	791
5.00%, 12/15/2043	1,000	1,041
Fayette & Montgomery Counties Community Unit School District No 203 Vandalia
5.00%, 12/01/2034	1,030	1,131
5.00%, 12/01/2035	1,000	1,082
Grundy Kendall & Will Counties Community Consolidated School District No 201 Minooka
4.00%, 10/15/2026	1,580	1,603
Henry & Whiteside Counties Community Unit School District No 228 Geneseo
5.00%, 02/15/2029	75	80
5.00%, 02/15/2030	860	924
5.00%, 02/15/2031	230	250
Huntley Park District
5.00%, 12/30/2037	525	555
5.00%, 12/30/2037	620	657
5.00%, 12/30/2038	660	694
5.00%, 12/30/2039	395	414
5.00%, 12/30/2039	595	623
5.00%, 12/30/2040	580	603
5.00%, 12/30/2042	1,570	1,610
5.00%, 12/30/2044	865	879
Illinois Development Finance Authority
0.00%, 07/15/2025	4,500	4,494
Illinois Finance Authority
3.00%, 07/01/2035	1,000	870
3.63%, 02/15/2032	355	360
3.75%, 02/15/2034	745	756
4.00%, 10/15/2028	670	655
4.00%, 10/15/2029	1,045	1,012
4.00%, 01/01/2031	1,665	1,690

The accompanying notes are an integral part of these financial statements.

297

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 7.28% – (continued)
4.00%, 10/15/2031	$1,135	$1,077
4.00%, 12/01/2033	1,210	1,230
4.00%, 08/01/2034	2,050	1,951
4.00%, 08/01/2035	1,625	1,522
4.00%, 02/15/2036	160	156
4.00%, 02/15/2036	640	653
4.00%, 05/15/2036	535	513
4.00%, 07/15/2037	3,090	3,052
4.00%, 08/01/2037	1,160	1,055
4.00%, 07/15/2038	5,750	5,476
4.00%, 08/01/2038	1,165	1,038
4.00%, 07/15/2039	6,280	5,857
4.00%, 08/15/2039	9,280	8,562
4.00%, 02/15/2041	5	5
4.00%, 02/15/2041	5	5
4.00%, 02/15/2041	1,800	1,835
4.13%, 08/15/2037	1,090	1,091
4.13%, 12/01/2050 (1)(2)	21,605	20,918
4.80%, 12/01/2043 (1)(2)	4,400	4,454
4.80%, 12/01/2043 (1)(2)	10,650	10,782
5.00%, 07/15/2025	230	230
5.00%, 02/15/2026	360	364
5.00%, 02/15/2026	1,345	1,359
5.00%, 03/01/2028	15	15
5.00%, 05/15/2028	13,620	14,272
5.00%, 09/01/2028	500	507
5.00%, 10/01/2028	500	522
5.00%, 01/01/2029	1,650	1,705
5.00%, 02/15/2029	835	844
5.00%, 02/15/2029	1,445	1,488
5.00%, 12/01/2029	340	344
5.00%, 02/15/2030	1,240	1,274
5.00%, 05/15/2030	1,180	1,180
5.00%, 07/15/2030	710	742
5.00%, 08/15/2030	630	687
5.00%, 09/01/2030	430	435
5.00%, 11/01/2030	965	1,001
5.00%, 01/01/2031	725	796
5.00%, 01/01/2031	3,545	3,666
5.00%, 02/15/2031	300	308
5.00%, 05/15/2031	5,000	5,224
5.00%, 08/15/2031	1,525	1,656
5.00%, 05/15/2032	5,745	5,984
5.00%, 07/01/2033	10,000	10,652
5.00%, 08/15/2033	250	256
5.00%, 09/01/2033	445	470
5.00%, 12/01/2033	700	705
5.00%, 01/01/2034	605	626
5.00%, 02/15/2034	300	311
5.00%, 02/15/2034	1,470	1,500
5.00%, 08/15/2034	1,725	1,855
5.00%, 08/15/2034	2,500	2,554
5.00%, 11/15/2034	3,000	3,000
5.00%, 07/01/2035	1,130	1,275
5.00%, 02/15/2036	140	145
5.00%, 02/15/2036	700	711
5.00%, 09/01/2036	715	740
5.00%, 01/01/2037	2,785	2,951

The accompanying notes are an integral part of these financial statements.

298

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 7.28% – (continued)
5.00%, 05/15/2037	$500	$537
5.00%, 08/15/2037	1,000	1,023
5.00%, 09/01/2037	780	803
5.00%, 08/15/2038	1,000	1,050
5.00%, 09/01/2038	305	312
5.00%, 11/15/2038	3,795	3,795
5.00%, 05/15/2039	1,100	1,157
5.00%, 08/15/2039	1,200	1,250
5.00%, 08/15/2040	5,000	5,187
5.00%, 02/15/2041	1,120	1,160
5.00%, 02/15/2041	1,220	1,228
5.00%, 07/01/2042	5,200	5,478
5.00%, 08/01/2042	120	118
5.00%, 01/01/2044	4,145	4,392
5.00%, 08/15/2044	15,690	15,725
5.00%, 08/01/2049	140	132
5.00%, 05/15/2050 (1)	2,170	2,198
5.00%, 08/15/2053 (1)	1,120	1,214
5.00%, 08/15/2054 (1)	7,645	8,173
5.00%, 08/15/2064 (1)	3,220	3,456
5.25%, 04/01/2040	550	587
5.50%, 10/01/2047	635	635
Illinois Housing Development Authority
0.80%, 07/01/2026	1,000	967
2.70%, 10/01/2034	700	612
2.90%, 08/01/2031	685	655
3.00%, 04/01/2051	2,225	2,186
3.50%, 04/01/2052	3,885	3,862
3.75%, 04/01/2050	330	331
4.00%, 10/01/2049	1,470	1,477
4.25%, 04/01/2028	1,000	1,024
4.38%, 10/01/2041	3,500	3,413
4.50%, 10/01/2048	1,760	1,780
5.00%, 02/01/2027 (1)	6,270	6,331
5.00%, 11/01/2027 (1)	6,173	6,325
6.00%, 10/01/2055	15,340	16,921
6.25%, 10/01/2052	4,835	5,190
Illinois Municipal Electric Agency
4.00%, 02/01/2034	4,500	4,500
5.00%, 02/01/2031	470	470
5.00%, 02/01/2032	5,000	5,002
Illinois Sports Facilities Authority
5.00%, 06/15/2030	950	986
5.25%, 06/15/2032	1,735	1,738
Illinois State Toll Highway Authority
5.00%, 01/01/2026	1,550	1,567
5.00%, 12/01/2031	235	237
5.00%, 12/01/2032	425	428
5.00%, 01/01/2034	1,000	1,013
5.00%, 01/01/2037	1,260	1,260
5.00%, 01/01/2038	25,715	25,717
5.00%, 01/01/2039	9,125	9,125
5.00%, 01/01/2040	7,050	7,015
5.00%, 01/01/2040	9,900	9,899
5.00%, 01/01/2041	2,190	2,246
5.00%, 01/01/2041	13,710	13,627
5.00%, 01/01/2042	6,840	6,881
5.00%, 01/01/2044	7,270	7,322

The accompanying notes are an integral part of these financial statements.

299

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 7.28% – (continued)
5.00%, 01/01/2045	$1,340	$1,352
Illinois State University
3.00%, 04/01/2043	2,430	1,934
5.00%, 04/01/2032	1,745	1,816
Jackson Perry Etc Counties Community Unit School District No 176 Trico
5.00%, 12/01/2028	420	444
5.00%, 12/01/2029	415	442
5.00%, 12/01/2030	360	388
5.00%, 12/01/2031	495	538
5.00%, 12/01/2032	865	934
Jefferson County School District No 82 Bethel
4.10%, 12/01/2043	765	687
5.00%, 12/01/2036	255	269
5.00%, 12/01/2038	295	308
Jersey & Greene County Community Unit School District No 100 Jerseyville
5.00%, 12/01/2027	1,105	1,115
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2026	1,930	1,951
Kane Cook & DuPage Counties School District No U-46 Elgin
5.00%, 01/01/2029	400	428
5.00%, 01/01/2032	550	612
5.00%, 01/01/2033	550	615
5.00%, 01/01/2034	650	722
Kendall Kane & Will Counties Community Unit School District No 308
5.00%, 02/01/2036	3,600	3,621
La Grange Park Community Park District
6.50%, 12/01/2042	925	1,065
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru
5.00%, 12/01/2033	2,415	2,677
5.00%, 12/01/2034	1,685	1,862
La Salle County Community Unit School District No 2 Serena
5.25%, 12/01/2036	1,440	1,555
5.50%, 12/01/2040	2,145	2,289
Lake County Community Unit School District No 187 North Chicago
5.00%, 01/01/2032	355	384
5.00%, 01/01/2033	325	352
5.00%, 01/01/2034	370	401
5.00%, 01/01/2035	300	321
5.00%, 01/01/2039	920	948
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000	1,002
5.00%, 01/01/2027	2,100	2,104
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2039	1,000	1,065
Lake County School District No 112 North Shore
4.00%, 12/01/2041	2,485	2,405
4.00%, 12/01/2042	2,590	2,436
Madison County Community Unit School District No 7 Edwardsville
5.00%, 12/01/2032	595	652
5.00%, 12/01/2033	645	708
5.00%, 12/01/2034	690	756
Marshall Putnam & Bureau Counties Community Unit School District No 5 Henry
5.00%, 12/01/2042	1,270	1,285
5.00%, 12/01/2044	440	442
5.00%, 12/01/2045	1,080	1,083
5.00%, 12/01/2046	250	250

The accompanying notes are an integral part of these financial statements.

300

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 7.28% – (continued)
McHenry & Lake Counties Community Consolidated School District No 26
4.00%, 02/01/2041	$750	$697
4.00%, 02/01/2042	645	588
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2026	1,000	982
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2028	15,615	14,097
0.00%, 06/15/2029	3,470	3,016
0.00%, 12/15/2029	3,745	3,211
0.00%, 12/15/2029	5,665	4,829
0.00%, 12/15/2030	11,000	9,000
0.00%, 12/15/2031	1,015	795
0.00%, 06/15/2038	5,305	2,922
4.00%, 12/15/2042	1,645	1,472
5.00%, 12/15/2028	1,000	1,038
5.00%, 12/15/2028	2,000	2,076
5.00%, 12/15/2032	550	567
Metropolitan Water Reclamation District of Greater Chicago
5.00%, 12/01/2031	1,735	1,774
5.25%, 12/01/2032	1,800	2,054
Monroe & St Clair Counties Community Unit School District No 4 Columbia
5.50%, 07/01/2040	3,000	3,004
Morgan County School District No 117 Jacksonville
5.00%, 01/01/2040	750	783
5.00%, 01/01/2047	1,200	1,205
Northern Illinois University
4.25%, 04/01/2044	3,250	2,921
5.00%, 04/01/2038	670	698
5.00%, 04/01/2039	750	775
5.50%, 04/01/2049	1,500	1,545
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375	1,418
Piatt Champaign & DeWitt Counties Community Unit School District No 25
5.00%, 11/01/2033	1,000	1,024
Regional Transportation Authority
5.00%, 06/01/2034	1,000	1,013
5.75%, 06/01/2033	1,000	1,108
5.75%, 06/01/2034	3,400	3,832
Richland County Community Unit School District No 1
5.00%, 12/01/2035	2,510	2,725
Rock Island & Mercer Counties Community Unit School District No 300
5.00%, 12/01/2044	425	435
5.00%, 12/01/2045	500	510
Sales Tax Securitization Corp.
5.00%, 01/01/2026	2,000	2,016
5.00%, 01/01/2029	1,000	1,063
5.00%, 01/01/2036	3,285	3,410
5.00%, 01/01/2037	1,140	1,187
5.00%, 01/01/2042	3,000	3,076
5.25%, 01/01/2043	1,100	1,117
5.50%, 01/01/2036	2,000	2,105
Sangamon & Christian Counties Community Unit School District No 3A Rochester
5.50%, 02/01/2040	805	855
5.50%, 02/01/2043	530	556
5.50%, 02/01/2047	530	552
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin
5.00%, 12/01/2040	2,625	2,711

The accompanying notes are an integral part of these financial statements.

301

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 7.28% – (continued)
Sangamon County School District No 186 Springfield
5.50%, 06/01/2048	$1,000	$1,044
Sangamon Menard Etc Counties Community School District No 8 Pleasant Plains
4.00%, 01/01/2041	1,075	990
Scott & Morgan Counties Community Unit School District No 1 Winchester
5.00%, 12/01/2027	115	120
5.00%, 12/01/2029	100	107
5.00%, 12/01/2034	860	924
6.00%, 12/01/2038	360	407
6.00%, 12/01/2040	410	460
6.00%, 12/01/2042	925	1,018
Southern Illinois University
4.00%, 04/01/2040	500	457
5.25%, 02/15/2050	4,000	4,009
Southwestern Illinois Development Authority
5.50%, 12/01/2038	6,250	6,754
5.50%, 12/01/2039	6,350	6,845
5.50%, 04/01/2044	5,615	5,900
5.50%, 04/01/2050	9,000	9,282
St Clair & Washington Counties Community Unit School District No 40 Marissa
5.50%, 12/01/2045	1,610	1,675
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2028	200	210
5.00%, 01/01/2038	225	239
5.00%, 01/01/2041	425	446
5.00%, 01/01/2042	230	236
5.00%, 01/01/2044	250	257
5.00%, 01/01/2044	650	660
5.00%, 01/01/2049	600	611
St Clair County Public Building Commission
5.25%, 12/01/2054	1,020	1,025
State of Illinois
4.00%, 02/01/2030	3,125	3,141
4.00%, 03/01/2031	1,500	1,524
4.00%, 10/01/2032	1,390	1,391
4.00%, 03/01/2038	1,125	1,052
5.00%, 10/01/2025	10,000	10,045
5.00%, 11/01/2025	2,040	2,052
5.00%, 11/01/2025	8,965	9,019
5.00%, 06/01/2026	125	127
5.00%, 10/01/2026	2,270	2,321
5.00%, 11/01/2026	2,120	2,172
5.00%, 02/01/2027	290	298
5.00%, 03/01/2027	980	1,009
5.00%, 11/01/2027	1,675	1,750
5.00%, 02/01/2028	1,000	1,026
5.00%, 07/01/2028	8,465	8,882
5.00%, 11/01/2028	12,940	13,402
5.00%, 03/01/2029	2,620	2,770
5.00%, 05/01/2029	2,820	2,987
5.00%, 03/01/2030	1,875	2,003
5.00%, 03/01/2030	11,310	12,081
5.00%, 10/01/2030	5,325	5,717
5.00%, 03/01/2031	11,350	12,224
5.00%, 10/01/2031	1,750	1,871
5.00%, 10/01/2031	6,500	6,778
5.00%, 02/01/2032	4,170	4,516

The accompanying notes are an integral part of these financial statements.

302

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 7.28% – (continued)
5.00%, 01/01/2033	$415	$417
5.00%, 03/01/2033	1,000	1,066
5.00%, 03/01/2034	1,000	1,069
5.00%, 03/01/2034	9,715	10,299
5.00%, 03/01/2035	3,670	3,898
5.00%, 03/01/2035	23,005	24,431
5.00%, 05/01/2035	3,860	4,159
5.00%, 07/01/2035	2,340	2,485
5.00%, 03/01/2036	1,000	1,054
5.00%, 07/01/2036	11,055	11,648
5.00%, 05/01/2038	2,915	3,056
5.25%, 12/01/2030	11,685	12,122
5.25%, 05/01/2043	625	642
5.25%, 05/01/2043	4,680	4,775
5.25%, 05/01/2045	1,950	1,982
State of Illinois Sales Tax Revenue
3.00%, 06/15/2034	1,070	950
5.00%, 06/15/2026	500	509
5.00%, 06/15/2026	7,890	8,029
5.00%, 06/15/2027	1,000	1,037
5.00%, 06/15/2027	7,930	8,227
5.00%, 06/15/2028	7,930	8,368
5.00%, 06/15/2031	5,935	6,469
5.00%, 06/15/2032	4,980	5,461
5.00%, 06/15/2034	7,190	7,889
Staunton Community Unit School District No 6
5.00%, 12/01/2035	1,260	1,367
5.00%, 12/01/2036	1,080	1,162
5.00%, 12/01/2039	1,680	1,764
Taylorville Community Pleasure Driveway & Park District
5.00%, 12/01/2041	440	450
5.00%, 12/01/2042	460	468
5.00%, 12/01/2043	385	390
5.00%, 12/01/2044	510	514
Tazewell County Community High School District No 308 Washington
5.25%, 12/01/2033	1,250	1,352
University of Illinois
5.00%, 10/01/2036	1,350	1,425
University of Illinois Auxiliary Facilities System
5.00%, 04/01/2034	3,000	3,391
5.25%, 04/01/2040	5,000	5,370
5.25%, 04/01/2044	1,155	1,207
Village of Bellwood IL
5.00%, 12/01/2032	2,085	2,290
Village of Bolingbrook IL
4.00%, 03/01/2027	1,000	1,017
Village of Bourbonnais IL
5.25%, 12/01/2042	2,840	2,937
Village of Bradley IL
5.00%, 12/15/2041	1,250	1,286
5.00%, 12/15/2041	1,445	1,472
Village of Elk Grove Village IL
5.00%, 01/01/2034	1,000	1,023
Village of New Lenox IL
4.00%, 12/15/2043	740	666
Village of Westchester IL
5.00%, 12/15/2043	1,000	1,019

The accompanying notes are an integral part of these financial statements.

303

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 7.28% – (continued)
West Chicago Park District
6.00%, 12/01/2045	$1,260	$1,390
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2029	400	354
0.00%, 01/01/2029	500	442
0.00%, 01/01/2031	300	245
Will County Community Unit School District No 201-U Crete-Monee
4.00%, 01/15/2044	1,000	871
4.00%, 01/15/2045	810	702
5.00%, 01/15/2033	425	467
5.00%, 01/15/2034	1,060	1,165
5.00%, 01/15/2035	675	734
Will County Community Unit School District No 365-U Valley View
0.00%, 11/01/2025	1,520	1,502
0.00%, 11/01/2026	775	743
5.00%, 11/01/2026	1,800	1,854
Will County School District No 114 Manhattan
5.00%, 01/01/2037	370	399
5.00%, 01/01/2038	355	380
5.25%, 01/01/2039	280	301
5.25%, 01/01/2041	1,160	1,233
5.50%, 01/01/2047	4,880	5,166
5.50%, 01/01/2049	1,250	1,306
5.50%, 09/01/2052	2,215	2,295
Will County School District No 86 Joliet
5.00%, 01/01/2049	375	373
Yorkville-Bristol Sanitation District
4.50%, 12/15/2053	1,585	1,464
5.00%, 12/15/2047	1,000	989
5.00%, 12/15/2050	1,500	1,449

Total Illinois		1,259,950

Indiana – 1.94%
Avon Community School Building Corp.
3.00%, 01/15/2044	3,650	2,868
5.25%, 07/15/2038	1,000	1,088
5.25%, 07/15/2039	1,250	1,350
5.50%, 07/15/2041	2,000	2,163
Bloomington Redevelopment District
5.25%, 08/01/2036	1,750	1,841
Brownsburg 1999 School Building Corp.
5.00%, 07/15/2041	2,035	2,130
5.50%, 07/15/2040	1,960	2,087
5.50%, 07/15/2042	6,125	6,436
Carmel Local Public Improvement Bond Bank
3.00%, 07/15/2028	13,655	13,592
5.00%, 07/15/2032	2,680	2,726
Carmel Redevelopment Authority
1.13%, 01/15/2044	2,000	1,023
Center Grove School Building Corp.
5.00%, 01/15/2026	1,000	1,010
City of Fort Wayne IN Waterworks Utility Revenue
3.25%, 12/01/2028	400	400
City of Indianapolis Department of Public Utilities Water System Revenue
5.00%, 10/01/2037	10,000	10,032
City of La Porte IN Sewage Works Revenue
3.75%, 09/01/2029	2,500	2,476

The accompanying notes are an integral part of these financial statements.

304

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Indiana – 1.94% – (continued)
City of La Porte IN Waterworks Revenue
3.50%, 07/01/2029	$2,500	$2,478
City of Valparaiso IN
4.50%, 01/01/2034 (2)	1,650	1,668
4.88%, 01/01/2044 (2)	2,750	2,643
City of West Lafayette IN Sewer Revenue
5.00%, 07/01/2044	1,000	1,024
City of Whiting IN
4.40%, 03/01/2046 (1)	5,245	5,325
5.00%, 12/01/2044 (1)	3,900	3,935
Clark-Pleasant Community School Building Corp.
5.00%, 07/15/2043	1,250	1,293
5.00%, 01/15/2044	1,250	1,286
County of St Joseph IN
5.00%, 04/01/2033	1,245	1,312
Cowan Community Schools Building Corp.
4.00%, 07/15/2040	545	518
4.00%, 07/15/2041	565	529
4.00%, 07/15/2042	585	541
Crothersville 2000 School Building Corp.
5.00%, 01/15/2041	280	291
5.00%, 01/15/2042	785	811
5.00%, 01/15/2043	590	605
5.00%, 01/15/2044	425	434
5.00%, 01/15/2045	150	152
Freddie Mac Pool
4.25%, 06/01/2041	2,990	2,872
Gary Chicago International Airport Authority
5.00%, 02/01/2037	430	458
5.00%, 02/01/2038	350	370
5.00%, 02/01/2039	295	309
5.25%, 02/01/2042	750	783
Greater Clark Building Corp.
5.00%, 07/15/2042	1,065	1,098
5.00%, 07/15/2043	1,075	1,099
5.00%, 01/15/2044	1,600	1,632
5.00%, 01/15/2045	700	710
6.00%, 07/15/2038	2,015	2,279
Griffith Multi-School Building Corp.
5.00%, 07/15/2042	1,000	1,036
5.00%, 07/15/2043	1,045	1,074
Hamilton Southeastern Consolidated School Building Corp.
5.00%, 07/15/2040	505	535
5.00%, 07/15/2041	715	749
5.00%, 07/15/2042	630	652
5.00%, 07/15/2043	1,000	1,028
5.00%, 01/15/2045	1,590	1,619
Indiana Finance Authority
0.70%, 12/01/2046 (1)	8,525	8,424
0.75%, 12/01/2038 (1)	500	489
0.95%, 12/01/2038 (1)	900	881
2.25%, 12/01/2058 (1)	1,285	1,285
3.75%, 03/01/2031 (1)	1,450	1,457
4.13%, 12/01/2026	2,815	2,824
4.25%, 03/01/2049	755	629
4.50%, 05/01/2035 (1)	1,200	1,213
5.00%, 05/01/2026	1,100	1,118
5.00%, 11/01/2026	1,200	1,232

The accompanying notes are an integral part of these financial statements.

305

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Indiana – 1.94% – (continued)
5.00%, 05/01/2027	$700	$727
5.00%, 05/01/2029	685	735
5.00%, 07/01/2029	1,195	1,248
5.00%, 11/01/2029	2,350	2,446
5.00%, 09/01/2031	440	450
5.00%, 09/01/2036	1,000	1,012
5.00%, 02/01/2037	2,000	2,233
5.00%, 06/01/2040	2,725	2,746
5.00%, 12/01/2040	28,455	28,455
5.00%, 03/01/2041	365	370
5.00%, 11/01/2041	3,975	3,977
5.00%, 03/01/2044	1,200	1,191
5.00%, 10/01/2054 (1)	4,590	4,977
5.00%, 10/01/2057 (1)	20,565	22,544
5.00%, 10/01/2059 (1)	19,320	21,237
5.00%, 10/01/2063 (1)	3,500	3,810
5.25%, 02/01/2033	2,500	2,504
Indiana Housing & Community Development Authority
3.00%, 07/01/2050	565	557
3.00%, 07/01/2051	595	587
3.50%, 01/01/2049	410	409
5.00%, 01/01/2026	300	303
5.00%, 01/01/2026	600	606
5.00%, 07/01/2026	320	327
5.00%, 07/01/2026	400	409
5.00%, 10/01/2026 (1)	3,445	3,452
5.00%, 01/01/2027	300	310
5.00%, 01/01/2027	575	593
5.00%, 07/01/2027	300	313
5.00%, 07/01/2027	400	417
5.00%, 01/01/2028	600	630
5.00%, 07/01/2028	500	530
Indiana Municipal Power Agency
5.00%, 01/01/2037	4,500	4,543
5.00%, 01/01/2043	8,334	8,651
Indianapolis Local Public Improvement Bond Bank
4.00%, 01/01/2035	1,725	1,723
5.00%, 01/15/2028	500	528
5.00%, 01/01/2029	1,000	1,013
5.00%, 01/01/2031	1,000	1,011
5.00%, 01/01/2031	10,735	11,501
5.00%, 01/01/2032	2,000	2,150
5.00%, 01/01/2036	615	667
5.00%, 01/01/2038	1,125	1,202
5.00%, 01/01/2039	1,250	1,326
5.00%, 02/01/2053	3,000	3,053
5.25%, 01/01/2039	2,000	2,080
6.00%, 02/01/2048	8,150	8,937
IPS Multi-School Building Corp.
5.00%, 07/15/2027	1,000	1,045
5.25%, 07/15/2041	3,450	3,603
Monroe County Community School Corp.
0.05%, 07/15/2034	995	698
0.05%, 01/15/2035	1,000	679
Mount Vernon of Hancock County Multi-School Building Corp.
5.50%, 07/15/2036	1,000	1,090
5.50%, 07/15/2038	1,000	1,078

The accompanying notes are an integral part of these financial statements.

306

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Indiana – 1.94% – (continued)
Muncie Community School Corp.
3.25%, 01/15/2026	$1,000	$999
Newburgh Chandler Public Library
0.05%, 01/15/2036	280	178
Noblesville Redevelopment Authority
5.50%, 01/15/2046	2,020	2,120
North Putnam Middle School Building Corp.
5.00%, 01/15/2044	370	381
Southwest Dubois County Multi-School Building Corp.
5.00%, 07/15/2042	1,260	1,307
5.00%, 01/15/2044	365	376
Speedway Multi-School Building Corp.
5.00%, 07/15/2042	1,000	1,033
Terre Haute Sanitary District
5.00%, 07/01/2038	4,445	4,731
5.00%, 07/01/2039	2,000	2,113
5.00%, 07/01/2040	3,000	3,145
5.00%, 07/01/2041	1,500	1,558
Tri-Creek 2002 High School Building Corp.
5.50%, 07/15/2041	3,875	4,171
5.50%, 07/15/2043	10,130	10,769
Western Wayne School Building Corp.
4.00%, 07/15/2041	600	533
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390	395
5.00%, 01/15/2029	540	547
5.00%, 01/15/2030	700	709
5.00%, 01/15/2034	1,000	1,120
5.00%, 07/15/2035	1,230	1,372
5.25%, 07/15/2038	2,200	2,417
5.25%, 07/15/2041	3,450	3,685
5.25%, 07/15/2043	8,950	9,428
5.25%, 01/15/2044	1,000	1,046
5.25%, 01/15/2044	1,000	1,046

Total Indiana		335,784

Iowa – 0.84%
Ames Community School District
1.75%, 06/01/2034	3,000	2,373
City of Bondurant IA
5.25%, 06/01/2039	2,075	2,182
5.25%, 06/01/2040	2,265	2,362
5.25%, 06/01/2041	2,000	2,066
City of Coralville IA
4.00%, 06/01/2028	300	296
4.00%, 05/01/2030	605	595
5.00%, 05/01/2036	735	764
5.00%, 05/01/2038	1,400	1,442
5.00%, 05/01/2039	350	349
5.00%, 05/01/2040	2,260	2,302
5.00%, 05/01/2041	1,650	1,672
City of Des Moines IA
1.75%, 06/01/2038	1,410	958
City of Le Mars IA Water Revenue
5.00%, 06/01/2045	1,005	1,020
City of Pella IA Local Option Sales & Services Tax Revenue
5.00%, 06/01/2038	850	896
5.00%, 06/01/2039	1,000	1,047

The accompanying notes are an integral part of these financial statements.

307

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Iowa – 0.84% – (continued)
5.00%, 06/01/2041	$1,970	$2,021
5.00%, 12/01/2043	3,000	3,034
College Community School District Infrastructure Sales Services & Use Tax
4.13%, 06/01/2042	3,170	3,057
County of Polk IA
5.00%, 06/01/2039	4,000	4,125
5.00%, 06/01/2044	1,230	1,238
5.25%, 06/01/2042	4,210	4,351
Iowa City Community School District
2.50%, 06/01/2038	2,000	1,493
Iowa Finance Authority
3.50%, 01/01/2049	4,645	4,622
3.88%, 01/01/2042 (1)	10,205	10,195
5.00%, 08/01/2034	5,450	6,231
5.00%, 08/01/2036	4,545	5,040
5.00%, 08/01/2037	2,040	2,239
6.00%, 11/01/2042 (2)	3,500	3,325
6.25%, 07/01/2054	7,305	8,026
7.25%, 05/15/2038	3,400	3,813
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,000	1,007
5.00%, 12/01/2025	1,775	1,787
5.00%, 12/01/2026	600	612
5.00%, 12/01/2026	600	612
5.00%, 12/01/2026	1,100	1,123
5.00%, 12/01/2027	900	930
5.00%, 12/01/2027	1,120	1,159
5.00%, 12/01/2028	1,125	1,177
5.00%, 12/01/2028	1,440	1,502
5.00%, 12/01/2028	1,640	1,716
5.00%, 12/01/2029	530	555
5.00%, 12/01/2029	1,275	1,336
5.00%, 12/01/2030	625	655
5.00%, 12/01/2030	1,000	1,048
5.00%, 12/01/2031	1,330	1,401
5.00%, 12/01/2032	1,270	1,349
5.00%, 12/01/2033	1,950	2,064
5.00%, 12/01/2034	1,100	1,153
PEFA, Inc.
5.00%, 09/01/2049 (1)	19,160	19,394
State of Iowa Board of Regents
4.25%, 09/01/2043	4,495	4,281
4.38%, 09/01/2045	5,795	5,519
Waterloo Community School District Infrastructure Sales Services & Use Tax
5.00%, 07/01/2047	5,030	5,030
Waukee Community School District
2.00%, 06/01/2036	4,000	3,062
2.13%, 06/01/2039	4,440	3,139

Total Iowa		144,745

Kansas – 0.53%
Butler County Unified School District No 375 Circle
3.00%, 09/01/2033	1,400	1,332
Butler County Unified School District No 394 Rose Hill
5.00%, 09/01/2040	1,310	1,380
City of Girard KS
3.63%, 02/01/2027	1,300	1,306

The accompanying notes are an integral part of these financial statements.

308

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Kansas – 0.53% – (continued)
City of Prairie Village KS
3.13%, 04/01/2036	$980	$905
City of Wamego KS Electric Utility System Revenue
5.25%, 09/01/2038	525	567
5.25%, 09/01/2039	1,180	1,264
5.25%, 09/01/2041	1,000	1,053
County of Sumner KS
3.00%, 10/01/2038	1,040	863
Geary County Unified School District No 475
3.00%, 09/01/2039	1,000	816
Johnson & Miami Counties Unified School District No 230 Spring Hills
6.00%, 09/01/2041	1,840	2,094
6.00%, 09/01/2044	1,000	1,116
Kansas Development Finance Authority
5.00%, 06/01/2043 (1)	9,900	10,163
5.00%, 09/01/2044	6,460	6,647
5.00%, 09/01/2045	7,315	7,501
5.00%, 11/15/2054 (1)	10,000	10,583
State of Kansas Department of Transportation
5.00%, 09/01/2035	7,140	8,131
5.00%, 09/01/2036	4,605	5,191
5.00%, 09/01/2037	6,645	7,419
5.00%, 09/01/2038	7,700	8,505
Wyandotte County Unified School District No 500 Kansas City
5.00%, 09/01/2042	2,240	2,331
5.25%, 09/01/2055	6,855	6,984
Wyandotte County-Kansas City Unified Government Utility System Revenue
3.00%, 09/01/2045	1,240	891
5.00%, 09/01/2035	4,315	4,322

Total Kansas		91,364

Kentucky – 2.57%
City of Ashland KY
5.00%, 02/01/2028	255	264
5.00%, 02/01/2032	395	406
5.00%, 02/01/2040	2,665	2,640
City of Henderson KY
3.70%, 01/01/2032 (2)	8,010	7,860
4.45%, 01/01/2042 (2)	6,920	6,403
County of Carroll KY
1.55%, 09/01/2042 (1)	10,750	10,411
1.75%, 10/01/2034 (1)	1,045	1,013
County of Meade KY
4.65%, 07/01/2060 (1)	2,040	2,040
Kenton County Airport Board
5.25%, 01/01/2037	5,600	6,006
5.25%, 01/01/2040	1,500	1,562
5.25%, 01/01/2041	1,790	1,848
5.25%, 01/01/2043	2,500	2,547
5.25%, 01/01/2044	2,500	2,539
Kentucky Asset Liability Commission
5.00%, 09/01/2025	1,250	1,254
Kentucky Bond Development Corp.
5.00%, 09/01/2049	2,700	2,689
5.00%, 08/15/2055 (1)	11,250	12,381
Kentucky Economic Development Finance Authority
5.00%, 08/01/2030	2,160	2,311
5.00%, 07/01/2033	1,000	1,001

The accompanying notes are an integral part of these financial statements.

309

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Kentucky – 2.57% – (continued)
5.00%, 01/01/2045	$3,680	$3,670
Kentucky Housing Corp.
3.50%, 07/01/2028 (1)	4,300	4,322
6.25%, 07/01/2055	3,000	3,303
Kentucky Municipal Energy Agency
5.00%, 01/01/2036	1,000	1,092
5.00%, 01/01/2037	2,075	2,247
5.00%, 01/01/2038	2,105	2,263
5.00%, 01/01/2040	1,500	1,581
5.00%, 01/01/2041	1,000	1,044
5.00%, 01/01/2045	1,850	1,901
Kentucky Public Energy Authority
4.00%, 02/01/2050 (1)	27,000	27,138
4.00%, 12/01/2050 (1)	17,845	17,918
5.00%, 01/01/2055 (1)	73,440	77,594
5.00%, 05/01/2055 (1)	6,305	6,617
5.25%, 04/01/2054 (1)	20,260	21,646
5.25%, 06/01/2055 (1)	30,575	32,323
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,495	1,539
5.00%, 11/01/2026	1,830	1,884
5.00%, 11/01/2026	36,500	37,584
5.00%, 04/01/2027	1,000	1,039
5.00%, 11/01/2027	2,435	2,496
5.00%, 11/01/2027	16,000	16,821
5.00%, 11/01/2028	16,000	17,121
5.00%, 05/01/2029	1,000	1,038
5.00%, 05/01/2029	1,025	1,088
5.00%, 11/01/2031	1,685	1,787
5.00%, 05/01/2032	270	284
5.00%, 04/01/2035	4,000	4,501
5.00%, 10/01/2037	2,125	2,318
5.00%, 04/01/2038	15,140	16,419
5.00%, 10/01/2038	3,070	3,302
5.00%, 11/01/2038	1,000	1,070
5.00%, 11/01/2039	1,100	1,165
5.00%, 10/01/2040	5,120	5,429
5.00%, 10/01/2041	4,035	4,242
5.00%, 04/01/2042	12,515	13,060
5.00%, 10/01/2044	2,150	2,211
Kentucky Turnpike Authority
5.00%, 07/01/2033	340	374
5.00%, 07/01/2035	500	542
Louisville & Jefferson County Metropolitan Sewer District
5.00%, 05/15/2038	9,835	10,585
Louisville/Jefferson County Metropolitan Government
4.00%, 04/01/2036	12,510	12,764
5.00%, 10/01/2029	1,000	1,020
5.00%, 10/01/2030	2,500	2,545
5.00%, 10/01/2031	1,000	1,016
5.00%, 10/01/2037	1,200	1,237
5.00%, 10/01/2047 (1)	740	755
5.00%, 10/01/2047 (1)	2,135	2,277
Paducah Electric Plant Board
5.00%, 10/01/2034	5,700	5,803

Total Kentucky		445,150

The accompanying notes are an integral part of these financial statements.

310

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Louisiana – 0.77%
City of Shreveport LA
5.00%, 03/01/2035	$340	$369
5.00%, 03/01/2039	1,015	1,064
5.00%, 03/01/2049	3,870	3,845
5.00%, 03/01/2054	1,250	1,241
5.25%, 03/01/2036	335	367
5.25%, 03/01/2037	225	244
5.25%, 03/01/2038	400	430
5.25%, 03/01/2039	250	267
5.25%, 03/01/2040	690	729
5.25%, 03/01/2042	750	776
5.50%, 03/01/2045	860	893
Greater New Orleans Expressway Commission
5.00%, 11/01/2036	1,000	1,005
5.00%, 11/01/2042	2,440	2,448
Jefferson Parish Consolidated Sewerage District No 1
4.00%, 02/01/2035	1,330	1,342
4.00%, 02/01/2036	750	750
4.00%, 02/01/2038	555	535
4.00%, 02/01/2039	1,110	1,049
4.00%, 02/01/2042	370	335
Jefferson Parish Consolidated Waterworks District No 2
4.00%, 02/01/2037	5,000	5,013
Juban Crossing Economic Development District
5.00%, 09/15/2039	1,100	1,144
5.00%, 09/15/2040	1,155	1,189
5.00%, 09/15/2041	1,210	1,232
5.00%, 09/15/2042	1,120	1,131
5.00%, 09/15/2043	1,335	1,343
5.00%, 09/15/2044	1,400	1,403
Lake Charles Harbor & Terminal District
5.00%, 01/01/2026	355	357
5.00%, 01/01/2027	440	449
5.00%, 01/01/2028	525	543
Louisiana Housing Corp.
5.00%, 07/01/2026	5,130	5,220
6.00%, 06/01/2055	2,150	2,348
Louisiana Local Government Environmental Facilities & Community Development Auth
4.25%, 11/15/2030 (2)	475	473
5.00%, 08/01/2027	935	968
5.00%, 10/01/2028	1,045	1,115
5.00%, 12/01/2034	780	845
5.00%, 08/15/2037	20,000	20,300
Louisiana Public Facilities Authority
5.00%, 12/15/2025	275	277
5.00%, 12/15/2026	300	309
5.00%, 10/01/2027	2,000	2,059
5.00%, 05/15/2030	10,675	11,458
5.00%, 12/15/2030	150	157
5.00%, 05/15/2031	1,250	1,284
5.00%, 12/15/2031	390	406
5.00%, 05/15/2032	1,000	1,025
5.00%, 05/15/2034	200	204
New Orleans Aviation Board
5.00%, 01/01/2027	5,750	5,900
5.00%, 01/01/2028	155	158
5.00%, 01/01/2030	275	280

The accompanying notes are an integral part of these financial statements.

311

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Louisiana – 0.77% – (continued)
5.00%, 01/01/2033	$740	$749
5.00%, 01/01/2034	170	172
5.00%, 01/01/2038	3,775	3,923
5.00%, 01/01/2039	3,785	3,898
5.25%, 01/01/2040	3,265	3,428
Parish of East Baton Rouge Capital Improvements District
5.00%, 08/01/2041	8,115	8,612
5.00%, 08/01/2046	4,000	4,105
Parish of St James LA
6.10%, 12/01/2040 (1)(2)	1,000	1,065
Parish of St John the Baptist LA
2.20%, 06/01/2037 (1)	2,475	2,444
3.30%, 06/01/2037 (1)	3,750	3,742
4.05%, 06/01/2037 (1)	5,090	5,117
Port New Orleans Board of Commissioners
5.00%, 04/01/2035	1,000	1,007
St John Baptist Parish Law Enforcement District
5.00%, 03/01/2040	425	443
5.25%, 03/01/2045	1,000	1,023
State of Louisiana
5.00%, 03/01/2038	5,000	5,192
West Baton Rouge Parish School Board
5.25%, 03/01/2045	2,000	2,100

Total Louisiana		133,299

Maine – 0.10%
Finance Authority of Maine
4.63%, 12/01/2047 (1)(2)	1,100	1,071
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,480	1,177
5.00%, 07/01/2041	250	261
5.00%, 07/01/2043	300	309
5.00%, 07/01/2043	1,190	1,194
5.25%, 07/01/2042	5,235	5,488
Maine Turnpike Authority
5.00%, 07/01/2030	600	657
5.00%, 07/01/2032	1,035	1,150
5.00%, 07/01/2033	1,290	1,438
5.00%, 07/01/2034	1,745	1,950
Town of York ME
0.05%, 10/01/2025	760	753
0.05%, 10/01/2026	760	731
0.05%, 10/01/2027	755	703
0.05%, 10/01/2028	755	679

Total Maine		17,561

Maryland – 1.39%
City of Baltimore MD
4.00%, 07/01/2036	1,460	1,465
4.00%, 07/01/2037	1,235	1,231
4.00%, 07/01/2039	605	586
4.50%, 06/01/2033	150	151
5.00%, 07/01/2029	4,770	4,919
5.00%, 09/01/2030	3,000	3,042
5.00%, 09/01/2032	1,000	1,011
5.00%, 07/01/2039	17,520	17,678
5.00%, 07/01/2041	6,090	6,122

The accompanying notes are an integral part of these financial statements.

312

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Maryland – 1.39% – (continued)
County of Anne Arundel MD
5.00%, 10/01/2026	$1,085	$1,091
5.00%, 07/01/2039	1,850	1,979
County of Baltimore MD
3.00%, 03/01/2037	1,210	1,089
County of Frederick MD
3.75%, 07/01/2039	500	441
County of Prince George’s MD
4.70%, 07/01/2026	685	686
5.00%, 07/01/2034	2,000	2,229
Maryland Community Development Administration
3.10%, 03/01/2026	180	179
3.20%, 09/01/2028	2,000	1,996
3.25%, 03/01/2027	595	597
3.30%, 01/01/2029	1,500	1,507
3.50%, 03/01/2050	595	593
4.00%, 09/01/2049	585	585
5.00%, 09/01/2042	2,000	2,033
5.75%, 09/01/2054	4,710	5,012
6.00%, 03/01/2053	4,280	4,557
Maryland Department of Housing & Community Development
6.25%, 03/01/2056	1,750	1,959
Maryland Economic Development Corp.
3.25%, 09/01/2030	1,105	1,057
4.00%, 09/01/2040	410	365
4.00%, 09/01/2050	1,295	1,041
5.00%, 06/01/2028	2,000	2,077
5.00%, 11/12/2028	7,185	7,257
5.00%, 06/30/2038	2,800	2,844
5.00%, 12/31/2039	2,350	2,365
5.00%, 06/30/2040	2,795	2,793
5.00%, 12/31/2040	3,575	3,573
5.00%, 06/30/2041	4,860	4,791
5.00%, 12/31/2041	3,155	3,110
5.00%, 06/30/2042	5,000	4,875
5.00%, 10/01/2045	1,000	1,001
5.38%, 07/01/2038	1,215	1,283
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042	120	109
4.25%, 07/01/2039	6,075	6,047
4.25%, 07/01/2040	3,310	3,254
5.00%, 07/01/2032	750	760
5.00%, 07/01/2036	2,200	2,416
5.00%, 07/01/2037	3,010	3,273
5.00%, 07/01/2038	2,125	2,135
5.00%, 07/01/2041	2,100	2,187
5.00%, 07/01/2042	6,375	6,581
5.00%, 07/01/2044	4,000	4,082
5.00%, 07/01/2045 (1)	2,075	2,123
5.00%, 07/01/2046	2,000	2,023
5.50%, 01/01/2029	1,500	1,542
5.50%, 01/01/2030	1,750	1,796
Maryland Stadium Authority
5.00%, 05/01/2032	765	776
5.00%, 06/01/2038	1,760	1,873
5.00%, 05/01/2047	6,725	6,799
Maryland State Transportation Authority
5.00%, 07/01/2034	1,550	1,677

The accompanying notes are an integral part of these financial statements.

313

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Maryland – 1.39% – (continued)
Maryland State Transportation Authority Passenger Facility Charge Revenue
3.00%, 06/01/2036	$4,500	$3,872
4.00%, 06/01/2029	1,590	1,590
Montgomery County Housing Opportunities Commission
0.80%, 07/01/2025	700	700
3.85%, 07/01/2034	4,500	4,503
State of Maryland
3.00%, 08/01/2027	6,490	6,501
4.00%, 08/01/2029	3,000	3,006
4.00%, 08/01/2035	1,000	1,018
5.00%, 06/01/2034	2,115	2,356
5.00%, 06/01/2036	6,465	7,250
5.00%, 06/01/2037	6,535	7,102
5.00%, 06/01/2038	15,000	16,631
5.00%, 06/01/2039	6,705	7,311
State of Maryland Department of Transportation
2.00%, 10/01/2034	1,000	829
3.00%, 09/01/2032	5,300	5,145
4.00%, 10/01/2032	1,400	1,419
5.00%, 10/01/2026	11,570	11,912
5.00%, 12/01/2027	1,205	1,272
5.00%, 12/01/2028	1,335	1,437
5.00%, 08/01/2029	700	743
5.00%, 08/01/2035	1,800	1,924
5.25%, 08/01/2049	4,000	4,067

Total Maryland		241,211

Massachusetts – 1.42%
City of Somerville MA
2.00%, 10/15/2038	1,680	1,229
City of Waltham MA
2.13%, 10/15/2039	660	479
Commonwealth of Massachusetts
2.00%, 03/01/2037	4,260	3,295
2.00%, 03/01/2038	1,240	926
4.00%, 11/01/2040	1,075	1,044
4.00%, 02/01/2042	6,000	5,657
5.00%, 07/01/2028	350	358
5.00%, 12/01/2030	1,500	1,543
5.00%, 07/01/2033	5,500	5,601
5.00%, 10/01/2033	4,075	4,582
5.00%, 07/01/2035	1,500	1,577
5.00%, 10/01/2035	10,000	11,003
5.00%, 07/01/2036	7,565	8,536
5.00%, 07/01/2036	12,630	12,630
5.00%, 07/01/2037	4,670	4,721
5.00%, 09/01/2038	2,620	2,706
5.00%, 11/01/2038	7,050	7,194
5.00%, 05/01/2039	925	995
5.00%, 05/01/2040	1,250	1,333
5.00%, 07/01/2040	5,000	5,001
5.00%, 01/01/2042	5,710	6,012
5.00%, 01/01/2054	2,310	2,353
5.25%, 10/01/2047	2,650	2,775
5.25%, 10/01/2052	5,185	5,393
5.50%, 08/01/2030	1,140	1,271
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2040	7,435	7,609

The accompanying notes are an integral part of these financial statements.

314

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Massachusetts – 1.42% – (continued)
Massachusetts Bay Transportation Authority Sales Tax Revenue
0.00%, 07/01/2031	$4,000	$3,250
0.00%, 07/01/2032	3,950	3,073
5.00%, 07/01/2037	12,500	13,849
5.00%, 07/01/2040	1,400	1,420
5.00%, 07/01/2040	5,000	5,002
5.00%, 07/01/2041	4,000	4,237
5.25%, 07/01/2048	7,500	7,826
Massachusetts Clean Water Trust
5.00%, 02/01/2031	5,000	5,599
5.00%, 08/01/2031	1,790	1,905
5.00%, 02/01/2033	5,000	5,724
5.00%, 02/01/2034	2,335	2,684
Massachusetts Development Finance Agency
5.00%, 07/01/2025	1,090	1,090
5.00%, 10/01/2025	905	907
5.00%, 07/01/2026	1,140	1,162
5.00%, 10/01/2026	955	970
5.00%, 11/01/2026 (1)	5,500	5,529
5.00%, 01/01/2027	1,005	1,031
5.00%, 01/01/2028	1,105	1,152
5.00%, 01/01/2030	520	554
5.00%, 01/01/2031	475	484
5.00%, 10/01/2031	3,000	3,024
5.00%, 01/01/2032	635	646
5.00%, 07/01/2032	1,270	1,295
5.00%, 01/01/2033	540	549
5.00%, 10/01/2033	750	755
5.00%, 01/01/2034	710	720
5.00%, 07/01/2034	500	506
5.00%, 07/01/2034	1,650	1,672
5.00%, 10/01/2034	835	839
5.00%, 10/01/2034	1,900	1,832
5.00%, 01/01/2035	745	754
5.00%, 07/01/2037	2,235	2,237
5.00%, 10/01/2039	2,250	2,375
5.00%, 10/01/2041	1,450	1,407
5.00%, 07/01/2043	1,000	1,014
5.00%, 07/01/2044	1,250	1,260
5.00%, 10/01/2048	1,000	1,022
5.25%, 09/01/2032	1,405	1,510
5.25%, 09/01/2034	1,210	1,297
5.25%, 09/01/2035	1,280	1,361
5.25%, 09/01/2037	610	636
5.25%, 09/01/2039	675	690
5.25%, 01/01/2041	605	632
5.25%, 01/01/2042	425	441
5.25%, 06/01/2043	1,500	1,559
5.25%, 01/01/2044	1,020	1,051
5.25%, 06/01/2045	1,000	1,029
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	3,755	3,196
5.00%, 07/01/2026	5,000	5,083
5.00%, 07/01/2027	1,000	1,030
5.00%, 07/01/2027	1,500	1,543
5.00%, 07/01/2027	2,350	2,419
5.00%, 07/01/2028	1,775	1,847
5.00%, 07/01/2028	2,500	2,601

The accompanying notes are an integral part of these financial statements.

315

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Massachusetts – 1.42% – (continued)
5.00%, 07/01/2029	$1,600	$1,675
5.00%, 07/01/2030	1,425	1,504
Massachusetts Housing Finance Agency
4.00%, 12/01/2027	3,750	3,770
4.35%, 12/01/2037	2,405	2,303
Massachusetts Port Authority
5.00%, 07/01/2032	4,220	4,424
5.00%, 07/01/2040	2,000	2,000
Massachusetts School Building Authority
5.00%, 08/15/2037	4,500	4,500
5.25%, 02/15/2048	2,000	2,028
Massachusetts State College Building Authority
2.13%, 05/01/2046	2,100	1,307

Total Massachusetts		246,614

Michigan – 2.73%
Advanced Technology Academy
3.88%, 11/01/2029	1,210	1,182
Allen Park Public School District
5.00%, 11/01/2037	920	1,015
Ann Arbor School District
5.00%, 05/01/2035	6,610	7,466
5.00%, 05/01/2036	1,065	1,191
Avondale School District
5.00%, 11/01/2025	785	790
5.00%, 11/01/2026	765	787
Cadillac Area Public Schools
5.00%, 05/01/2043	960	980
Calhoun County Hospital Finance Authority
5.00%, 02/15/2028	750	761
Carman-Ainsworth Community Schools
5.00%, 05/01/2046	2,605	2,681
5.00%, 05/01/2049	1,500	1,535
5.00%, 05/01/2052	1,000	1,019
Center Line Public Schools
5.25%, 05/01/2048	3,000	3,109
City of Detroit MI
5.00%, 04/01/2034	750	794
5.00%, 04/01/2035	1,400	1,472
City of Grand Rapids MI
5.00%, 04/01/2042	760	796
5.00%, 04/01/2043	1,090	1,137
City of Lansing MI
5.00%, 06/01/2037	1,000	1,081
5.00%, 06/01/2041	4,950	5,176
City of Royal Oak MI
5.00%, 04/01/2031	1,045	1,108
City of Wyoming MI Water Revenue
5.00%, 12/01/2049	1,045	1,069
5.00%, 12/01/2050	350	356
County of Genesee MI Water Supply System Revenue
5.00%, 11/01/2039	1,000	1,066
Detroit Downtown Development Authority
5.00%, 07/01/2035	1,810	1,986
5.00%, 07/01/2040	1,430	1,501
Ferndale Public Schools
5.00%, 05/01/2049	2,795	2,850

The accompanying notes are an integral part of these financial statements.

316

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 2.73% – (continued)
Four Lakes Special Assessment District
5.00%, 06/01/2036	$1,575	$1,675
5.00%, 06/01/2038	2,155	2,254
5.00%, 06/01/2041	2,115	2,183
5.00%, 06/01/2043	2,090	2,134
Fraser Public School District
5.00%, 05/01/2047	1,350	1,370
5.00%, 05/01/2050	4,000	4,024
Gerald R Ford International Airport Authority
5.00%, 01/01/2040	1,800	1,854
5.00%, 01/01/2042	2,805	2,843
5.00%, 01/01/2043	4,105	4,138
5.00%, 01/01/2044	2,205	2,212
5.00%, 01/01/2049	700	698
Grand Rapids Public Schools
5.00%, 11/01/2037	1,750	1,813
5.00%, 11/01/2038	1,000	1,030
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000	3,051
5.00%, 07/01/2034	355	393
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2032	215	241
5.00%, 07/01/2034	395	438
5.00%, 07/01/2036	4,300	4,343
5.00%, 07/01/2046	2,625	2,634
5.00%, 07/01/2046	3,120	3,102
5.25%, 07/01/2047	1,285	1,328
5.25%, 07/01/2053	1,145	1,183
Holly Area School District
5.00%, 05/01/2044	485	507
5.00%, 05/01/2048	640	661
5.00%, 05/01/2052	1,000	1,024
Ida Public Schools
5.00%, 05/01/2031	5,500	5,848
Ingham County Building Authority
5.00%, 08/01/2041	1,005	1,063
5.00%, 08/01/2042	790	826
5.00%, 08/01/2043	850	883
5.00%, 08/01/2044	585	606
Karegnondi Water Authority
5.00%, 11/01/2034	1,430	1,471
5.00%, 11/01/2041	2,225	2,247
L’Anse Creuse Public Schools
5.00%, 05/01/2042	1,000	1,059
5.00%, 05/01/2045	1,000	1,042
Lansing Board of Water & Light
2.00%, 07/01/2051 (1)	8,585	8,424
5.00%, 07/01/2037	4,875	5,129
5.00%, 07/01/2038	2,620	2,736
Lansing School District
5.00%, 05/01/2044	850	872
5.00%, 05/01/2045	675	689
Lapeer Community Schools
5.00%, 05/01/2039	2,730	2,805
Lincoln Park School District
5.00%, 05/01/2042	425	440
5.00%, 05/01/2044	535	548
5.00%, 05/01/2047	910	924

The accompanying notes are an integral part of these financial statements.

317

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 2.73% – (continued)
5.00%, 05/01/2050	$780	$787
Michigan Finance Authority
1.20%, 10/15/2030 (1)	1,900	1,788
1.20%, 10/15/2038 (1)	590	554
2.67% (SIFMA Municipal Swap Index Yield + 0.75%), 04/15/2047 (3)	1,750	1,744
2.82% (SIFMA Municipal Swap Index Yield + 0.90%), 12/01/2039 (3)	13,000	12,996
3.75%, 12/01/2038	6,600	6,778
3.88%, 12/01/2044 (1)(2)	9,560	9,566
4.00%, 12/01/2036	6,610	6,458
4.00%, 12/01/2036	17,185	16,624
5.00%, 11/01/2025	400	403
5.00%, 11/01/2026	500	514
5.00%, 12/01/2026	1,190	1,227
5.00%, 06/01/2027	3,190	3,266
5.00%, 11/01/2027	500	525
5.00%, 04/15/2030	4,155	4,512
5.00%, 06/01/2030	1,725	1,808
5.00%, 07/01/2030	600	601
5.00%, 06/01/2031	2,895	3,036
5.00%, 04/15/2032	3,165	3,498
5.00%, 06/01/2032	280	292
5.00%, 10/01/2032	1,150	1,266
5.00%, 04/15/2033	1,935	2,134
5.00%, 06/01/2033	510	532
5.00%, 04/15/2034	970	1,061
5.00%, 07/01/2034	1,600	1,602
5.00%, 11/15/2034	1,495	1,515
5.00%, 04/15/2035	555	601
5.00%, 07/01/2035	2,000	2,003
5.00%, 04/15/2036	5,000	5,359
5.00%, 12/01/2037	6,000	6,116
5.00%, 12/01/2039	3,000	3,100
5.00%, 06/01/2040	2,250	2,277
5.00%, 12/01/2042	1,775	1,779
5.00%, 11/01/2043	4,280	4,309
5.00%, 12/01/2043 (1)	13,000	13,735
5.00%, 11/01/2044	4,710	4,687
5.00%, 11/15/2044 (1)	2,035	2,075
5.00%, 06/01/2049	455	449
Michigan State Building Authority
3.00%, 10/15/2045	1,950	1,485
5.00%, 10/15/2033	1,000	1,021
5.00%, 04/15/2034	13,375	13,422
5.00%, 04/15/2035	8,000	8,026
5.00%, 04/15/2036	1,950	2,046
5.00%, 04/15/2038	18,400	18,440
5.00%, 04/15/2041	1,530	1,543
Michigan State Hospital Finance Authority
5.00%, 12/01/2025	700	706
5.00%, 12/01/2027	415	435
5.00%, 08/15/2055 (1)	5,400	5,835
Michigan State Housing Development Authority
3.00%, 06/01/2052	1,365	1,341
3.50%, 12/01/2050	500	498
3.63%, 04/01/2042 (1)	7,950	7,983
4.50%, 12/01/2042 (1)	2,150	2,170
5.00%, 06/01/2053	2,815	2,925
5.50%, 06/01/2053	13,695	14,436

The accompanying notes are an integral part of these financial statements.

318

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 2.73% – (continued)
6.25%, 06/01/2055	$6,910	$7,581
6.25%, 12/01/2055	2,000	2,210
Michigan State University
5.00%, 08/15/2034	1,000	1,133
5.00%, 08/15/2036	2,210	2,455
Michigan Strategic Fund
4.25%, 12/31/2038	6,500	6,286
5.00%, 12/31/2025	2,595	2,608
5.00%, 06/30/2026	2,800	2,834
5.00%, 12/31/2026	355	362
5.00%, 06/30/2030	1,080	1,116
5.00%, 06/30/2032	150	154
Michigan Technological University
5.00%, 10/01/2025	400	402
5.00%, 10/01/2026	270	278
5.00%, 10/01/2027	595	623
5.00%, 10/01/2028	890	948
5.00%, 10/01/2029	2,000	2,163
5.00%, 10/01/2030	355	388
Oakland University
5.00%, 03/01/2041	2,500	2,502
Portage Public Schools
5.00%, 11/01/2028	1,000	1,018
Saginaw Hospital Finance Authority
5.00%, 07/01/2027	825	852
5.00%, 07/01/2028	435	455
Saline Area Schools
5.00%, 05/01/2042	1,115	1,179
5.00%, 05/01/2044	1,365	1,427
State of Michigan Trunk Line Revenue
4.00%, 11/15/2044	6,000	5,379
5.00%, 11/15/2035	6,325	6,888
5.00%, 11/15/2040	10,000	10,698
5.50%, 11/15/2044	13,000	13,982
Summit Academy North
4.00%, 11/01/2031	785	745
Township of Grosse Ile MI
5.00%, 04/01/2040	640	688
Trenton Public Schools School District
5.00%, 05/01/2048	700	704
Troy School District
5.00%, 05/01/2047	2,000	2,042
University of Michigan
5.00%, 04/01/2033	560	631
Van Dyke Public Schools
5.25%, 05/01/2045	3,000	3,036
5.50%, 05/01/2050	6,365	6,489
Walled Lake Consolidated School District
5.00%, 05/01/2053	2,250	2,264
5.00%, 05/01/2055	1,600	1,605
Warren Woods Public Schools
5.00%, 05/01/2031	1,060	1,096
Wayne County Airport Authority
5.00%, 12/01/2025	600	604
5.00%, 12/01/2025	1,000	1,007
5.00%, 12/01/2027	4,055	4,065
5.00%, 12/01/2032	1,400	1,401
5.00%, 12/01/2032	2,000	2,004

The accompanying notes are an integral part of these financial statements.

319

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 2.73% – (continued)
5.00%, 12/01/2040	$1,000	$1,000
5.00%, 12/01/2042	1,250	1,256
5.25%, 12/01/2036	350	385
5.25%, 12/01/2037	350	381
5.25%, 12/01/2038	450	484
5.25%, 12/01/2039	700	747
5.25%, 12/01/2040	1,000	1,061
5.25%, 12/01/2040	2,990	3,255
5.25%, 12/01/2040	3,205	3,489
5.50%, 12/01/2042	1,000	1,061
5.50%, 12/01/2042	1,600	1,701
5.50%, 12/01/2043	500	527
5.50%, 12/01/2044	500	525
5.50%, 12/01/2045	1,015	1,060
5.50%, 12/01/2048	3,500	3,642
Wayne State University
5.00%, 11/15/2036	3,090	3,230
Wayne-Westland Community Schools
5.00%, 11/01/2025	95	96
5.00%, 11/01/2026	1,000	1,028
5.00%, 11/01/2027	600	631
5.00%, 11/01/2029	585	630

Total Michigan		472,033

Minnesota – 0.76%
City of Independence MN
4.00%, 07/01/2041	1,500	1,250
City of Maple Grove MN
5.00%, 05/01/2031	500	507
5.00%, 05/01/2032	500	506
City of Minneapolis MN
2.46%, 01/01/2038	2,234	1,755
5.00%, 11/15/2035	1,645	1,704
5.00%, 11/15/2052 (1)	1,490	1,566
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 08/15/2028	1,500	1,601
5.00%, 08/15/2029	1,250	1,356
5.00%, 08/15/2031	1,650	1,832
5.00%, 08/15/2032	1,850	2,068
City of Moorhead MN
5.00%, 12/01/2025	205	205
City of Shakopee MN Senior Housing Revenue
5.85%, 11/01/2058 (1)(2)	2,280	2,274
City of St Cloud MN
5.00%, 05/01/2031	525	576
5.00%, 05/01/2032	550	608
5.00%, 05/01/2033	765	850
5.00%, 05/01/2034	750	836
5.00%, 05/01/2036	1,650	1,798
5.00%, 05/01/2037	2,000	2,157
5.00%, 05/01/2054	3,090	3,053
County of Washington MN
2.40%, 02/01/2029	2,255	2,180
2.50%, 02/01/2030	2,320	2,229
Duluth Economic Development Authority
5.00%, 02/15/2033	500	515
5.00%, 02/15/2034	750	770

The accompanying notes are an integral part of these financial statements.

320

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Minnesota – 0.76% – (continued)
Edina Independent School District No 273
3.25%, 02/01/2037	$7,065	$6,623
Elk River Independent School District No 728
2.25%, 02/01/2037	6,555	5,250
Minneapolis Special School District No 1
4.00%, 02/01/2037	800	803
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2032	295	318
5.00%, 01/01/2033	2,000	2,164
5.00%, 01/01/2036	1,335	1,396
5.25%, 01/01/2042	5,190	5,371
Minnesota Higher Education Facilities Authority
5.00%, 10/01/2053 (1)	1,150	1,216
Minnesota Housing Finance Agency
2.35%, 01/01/2033	450	381
3.00%, 07/01/2051	460	453
3.00%, 01/01/2052	1,985	1,954
5.00%, 08/01/2032	1,400	1,554
5.00%, 08/01/2033	770	851
5.00%, 08/01/2035	920	1,009
6.00%, 07/01/2053	3,900	4,180
6.25%, 07/01/2054	790	856
6.25%, 01/01/2055	2,650	2,943
6.25%, 07/01/2055	7,700	8,629
6.25%, 07/01/2055	7,985	8,903
6.25%, 01/01/2056	2,000	2,213
Minnesota Office of Higher Education
4.00%, 11/01/2037	990	985
Roseville Independent School District No 623
5.00%, 02/01/2026	2,315	2,343
St Peter Independent School District No 508
5.00%, 02/01/2040	1,000	1,041
State of Minnesota
4.00%, 08/01/2041	6,000	5,818
5.00%, 08/01/2034	2,000	2,034
5.00%, 08/01/2037	10,350	11,526
5.00%, 06/01/2039	2,325	2,333
State of Minnesota Department of Iron Range Resources & Rehabilitation
5.00%, 10/01/2037	2,355	2,596
5.00%, 10/01/2038	2,740	2,991
White Bear Lake Independent School District No 624
2.50%, 02/01/2039	5,000	3,882
2.50%, 02/01/2040	4,500	3,382
Willmar Independent School District No 347
3.00%, 02/01/2035	2,700	2,562
Woodbury Housing & Redevelopment Authority
3.20%, 02/01/2046	1,600	1,600

Total Minnesota		132,356

Mississippi – 0.24%
County of Hinds MS
4.63%, 09/01/2054 (2)	4,000	3,459
Mississippi Development Bank
4.00%, 10/01/2034 (2)	1,825	1,649
4.00%, 10/01/2041 (2)	1,640	1,279
5.00%, 09/01/2030	1,000	1,001
5.00%, 03/01/2035	400	430

The accompanying notes are an integral part of these financial statements.

321

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mississippi – 0.24% – (continued)
5.00%, 03/01/2035	$1,250	$1,294
5.00%, 06/01/2039	1,700	1,792
5.00%, 12/01/2039 (2)	2,340	2,246
5.00%, 03/01/2045	2,500	2,508
5.25%, 06/01/2045	1,075	1,110
5.25%, 03/01/2050	1,000	1,014
5.25%, 03/01/2055	3,000	3,035
Mississippi Home Corp.
2.10%, 12/01/2040	2,000	1,383
3.00%, 06/01/2050	2,425	2,378
4.55%, 04/01/2042	1,300	1,281
4.80%, 12/01/2049	2,000	1,967
5.00%, 12/01/2039	2,770	2,881
7.50%, 06/01/2044	650	776
7.50%, 06/01/2049	940	1,122
Mississippi Hospital Equipment & Facilities Authority
5.00%, 01/01/2029	910	958
5.00%, 01/01/2033	1,750	1,842
5.00%, 10/01/2036	1,300	1,344
5.00%, 10/01/2040 (1)	1,215	1,247
5.00%, 09/01/2044 (1)	2,000	2,001
State of Mississippi
5.00%, 10/01/2049	1,000	1,016

Total Mississippi		41,013

Missouri – 1.27%
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	1,000	1,022
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285	288
5.00%, 01/01/2031	135	142
City of Nixa MO
5.00%, 08/01/2036	635	685
5.00%, 08/01/2037	720	770
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400	400
5.00%, 07/01/2032	1,570	1,600
de Soto School District No 73
5.00%, 03/01/2043	850	872
5.00%, 03/01/2044	300	307
Dexter School District No R-11 Stoddard
5.00%, 03/01/2043	2,600	2,670
5.00%, 03/01/2045	2,875	2,932
East Buchanan County School District No C-1
5.00%, 04/15/2039	600	612
5.00%, 04/15/2040	1,050	1,065
5.00%, 04/15/2041	1,600	1,613
5.00%, 04/15/2042	1,700	1,707
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2029	480	475
4.00%, 07/01/2046	1,790	1,576
5.00%, 02/01/2029	1,000	1,001
5.00%, 02/15/2032	500	527
5.00%, 05/01/2032	530	526
5.00%, 09/01/2032	1,145	1,148
5.00%, 02/15/2033	500	523
5.00%, 05/01/2033	1,115	1,097
5.00%, 06/01/2033	1,550	1,692

The accompanying notes are an integral part of these financial statements.

322

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Missouri – 1.27% – (continued)
5.00%, 05/01/2052 (1)	$12,645	$13,317
5.00%, 06/01/2052	11,600	11,745
Industrial Development Authority of the City of St Louis Missouri
3.15%, 04/01/2046 (1)	1,000	997
Jackson County Reorganized School District No 7
6.00%, 03/01/2043	1,000	1,130
6.00%, 03/01/2044	1,500	1,686
6.00%, 03/01/2045	1,685	1,884
Jasper County Reorganized School District No R-IX Carthage
5.00%, 03/01/2043	825	851
5.00%, 03/01/2044	980	1,006
5.00%, 03/01/2045	900	919
Jefferson City School District
5.50%, 03/01/2043	9,450	10,006
Jefferson County School District No R-1 Northwest
5.25%, 03/01/2040	2,945	3,093
5.25%, 03/01/2041	1,505	1,567
Kansas City Industrial Development Authority
5.00%, 03/01/2026	4,395	4,443
5.00%, 03/01/2028	3,350	3,487
5.00%, 03/01/2031	1,045	1,092
5.00%, 03/01/2033	1,725	1,785
Kansas City School District
5.00%, 04/01/2038	5,100	5,443
Kearney Fire & Rescue Protection District
6.00%, 03/01/2032	340	397
6.00%, 03/01/2033	435	515
6.00%, 03/01/2035	565	671
6.00%, 03/01/2036	515	608
6.00%, 03/01/2037	715	839
6.00%, 03/01/2038	810	945
Lees Summit Industrial Development Authority
4.33%, 08/15/2047	1,000	980
Liberty Public School District No 53
5.00%, 03/01/2039	1,375	1,452
5.00%, 03/01/2040	2,290	2,398
Lindbergh School District
5.50%, 03/01/2038	2,310	2,544
Missouri Housing Development Commission
3.25%, 05/01/2051	2,100	2,079
3.25%, 11/01/2052	745	736
4.00%, 05/01/2050	145	146
5.75%, 05/01/2056	12,300	13,337
6.00%, 05/01/2055	7,960	8,739
6.00%, 05/01/2055	9,115	10,007
6.50%, 05/01/2054	1,980	2,207
Missouri Public Utilities Commission
4.00%, 05/01/2026	6,000	6,025
Missouri State Environmental Improvement & Energy Resources Authority
2.90%, 09/01/2033	2,000	1,804
4.05%, 05/01/2038 (1)	2,225	2,230
Nodaway County School District No R-II Maryville
5.00%, 03/01/2043	2,350	2,409
5.00%, 03/01/2044	1,750	1,789
North Kansas City School District No 74
5.25%, 03/01/2039	6,000	6,425
Orchard Farm R-V School District
2.50%, 03/01/2029	1,455	1,388

The accompanying notes are an integral part of these financial statements.

323

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Missouri – 1.27% – (continued)
5.50%, 03/01/2043	$2,150	$2,348
5.50%, 03/01/2044	3,000	3,259
Osage County School District No R-III
5.00%, 04/15/2044	600	605
Pattonville R-3 School District
5.25%, 03/01/2042	1,125	1,177
5.50%, 03/01/2040	1,150	1,233
Pettis County School District No 200 Sedalia
5.00%, 04/15/2043	2,300	2,319
5.00%, 04/15/2044	2,350	2,366
5.00%, 04/15/2045	1,000	1,005
Platte County R-III School District
6.25%, 03/01/2039	1,645	1,933
6.25%, 03/01/2041	1,580	1,825
Pleasant Hill R-III School District
5.00%, 03/01/2044	2,585	2,609
5.00%, 03/01/2045	2,700	2,719
Springfield School District No R-12
5.00%, 03/01/2040	5,780	6,094
St Charles County School District No R-IV Wentzville
1.88%, 03/01/2039	12,110	8,228
St Louis County Industrial Development Authority
5.13%, 09/01/2048	590	557
5.50%, 09/01/2033	920	920
St Louis Municipal Finance Corp.
0.00%, 07/15/2034	2,000	1,380
0.00%, 07/15/2035	220	144
Troy Reorganized School District No 3 Lincoln County
5.00%, 03/01/2042	3,000	3,082
Union R-XI School District
5.00%, 03/01/2043	1,500	1,528
Warren County School District No R-III
5.00%, 03/01/2037	3,000	3,140
5.00%, 03/01/2043	1,100	1,127
Warrensburg School District No R-VI
5.75%, 03/01/2044	1,000	1,093
5.75%, 03/01/2045	550	600
Waynesville R-VI School District
5.00%, 04/15/2039	450	471
5.00%, 04/15/2040	1,035	1,077
5.00%, 04/15/2041	1,135	1,170
5.00%, 04/15/2042	825	845
5.00%, 04/15/2043	880	895
5.00%, 04/15/2045	1,300	1,308
Wright City Fire Protection District
5.00%, 03/01/2038	300	321
5.00%, 03/01/2039	325	345
5.00%, 03/01/2041	350	365
5.00%, 03/01/2042	330	341
5.00%, 03/01/2043	240	247
5.00%, 03/01/2044	430	440
5.00%, 03/01/2045	375	383

Total Missouri		219,870

Montana – 0.14%
City of Forsyth MT
3.88%, 07/01/2028	4,500	4,565

The accompanying notes are an integral part of these financial statements.

324

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Montana – 0.14% – (continued)
County of Gallatin MT
4.00%, 10/15/2032 (2)	$3,350	$2,863
4.00%, 10/15/2036 (2)	1,665	1,310
4.00%, 10/15/2041 (2)	2,595	1,700
4.00%, 10/15/2046 (2)	1,160	740
4.00%, 10/15/2051 (2)	950	591
Flathead County School District No 44 Whitefish
5.25%, 07/01/2042	635	681
5.25%, 07/01/2043	545	581
5.25%, 07/01/2044	500	532
5.25%, 07/01/2045	520	551
Montana Board of Housing
3.32%, 07/01/2046 (1)	1,500	1,501
4.00%, 06/01/2050	95	96
5.75%, 06/01/2055	4,870	5,252
Montana Facility Finance Authority
4.00%, 01/01/2036	2,230	2,207
5.00%, 06/01/2036	700	716

Total Montana		23,886

Nebraska – 0.67%
Beatrice Area Solid Waste Agency
4.00%, 03/15/2036	230	228
4.00%, 03/15/2038	265	258
4.00%, 03/15/2039	200	191
5.00%, 03/15/2033	135	148
Central Plains Energy Project
4.00%, 12/01/2049 (1)	5,545	5,549
5.00%, 05/01/2054 (1)	2,795	2,938
5.00%, 08/01/2055 (1)	32,990	34,917
City of Lincoln NE
3.37%, 01/10/2048 (1)	2,500	2,505
City of Lincoln NE Electric System Revenue
5.00%, 09/01/2027	1,710	1,777
City of Omaha NE
3.00%, 04/15/2041	1,100	878
County of Sarpy NE
2.00%, 06/01/2038	2,435	1,764
Douglas County Hospital Authority No 3
5.00%, 11/01/2038	350	370
5.25%, 11/01/2043	340	351
5.25%, 11/01/2044	875	897
Nebraska Educational Health Cultural & Social Services Finance Authority
4.00%, 01/01/2036	2,495	2,405
Nebraska Investment Finance Authority
3.00%, 09/01/2045	1,155	1,136
3.50%, 09/01/2050	450	448
3.75%, 09/01/2049	295	294
4.00%, 09/01/2049	320	320
6.00%, 09/01/2054	9,000	9,919
Nebraska Public Power District
5.00%, 01/01/2041	5,000	5,012
Nebraska State Colleges
5.00%, 07/01/2043	1,250	1,287
North Platte Airport Authority
4.25%, 12/15/2034	290	287
4.25%, 12/15/2036	595	574
4.38%, 12/15/2038	295	280

The accompanying notes are an integral part of these financial statements.

325

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Nebraska – 0.67% – (continued)
4.50%, 12/15/2040	$265	$247
4.63%, 12/15/2042	310	286
4.75%, 12/15/2044	295	259
5.00%, 12/15/2025	145	146
5.00%, 12/15/2026	220	224
5.00%, 12/15/2027	230	237
5.00%, 12/15/2029	255	266
5.00%, 12/15/2030	130	136
Omaha Airport Authority
5.00%, 12/15/2031	285	289
5.00%, 12/15/2032	900	974
5.00%, 12/15/2033	1,500	1,625
5.00%, 12/15/2034	1,415	1,523
5.00%, 12/15/2036	2,100	2,227
5.25%, 12/15/2043	4,250	4,389
Omaha Public Power District
5.00%, 02/01/2033	1,075	1,203
5.50%, 02/01/2054	10,000	10,555
Omaha Public Power District Nebraska City Station Unit 2
5.00%, 02/01/2046	8,855	8,873
5.25%, 02/01/2042	4,250	4,253
Omaha School District
1.75%, 12/15/2035	2,170	1,640
Sarpy County Hospital Authority No 1
3.00%, 05/15/2046	1,000	719
Wayne County School District No 17
5.00%, 12/15/2043	1,000	1,015

Total Nebraska		115,819

Nevada – 0.85%
Carson City NV
5.00%, 09/01/2026	550	559
City of Las Vegas NV Special Improvement District No 816
2.75%, 06/01/2036	410	326
City of Las Vegas NV Special Improvement District No 818
5.00%, 12/01/2039	1,000	1,001
City of North Las Vegas NV
6.00%, 06/01/2052 (2)	1,265	1,273
Clark County School District
3.00%, 06/15/2043	19,590	14,812
5.00%, 06/15/2029	4,080	4,314
5.00%, 06/15/2033	410	443
5.00%, 06/15/2034	1,555	1,630
5.00%, 06/15/2034	2,350	2,451
5.00%, 06/15/2036	4,000	4,161
County of Clark Department of Aviation
5.00%, 07/01/2035	7,000	7,569
5.00%, 07/01/2036	2,250	2,418
County of Clark NV
3.00%, 11/01/2035	1,405	1,286
4.00%, 07/01/2039	4,500	4,201
5.00%, 11/01/2028	3,000	3,074
5.00%, 06/01/2035	2,070	2,154
County of Clark NV Passenger Facility Charge Revenue
5.00%, 07/01/2025	2,220	2,220
County of Humboldt NV
3.55%, 10/01/2029	1,055	1,063

The accompanying notes are an integral part of these financial statements.

326

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Nevada – 0.85% – (continued)
County of Washoe NV
3.63%, 03/01/2036 (1)	$195	$195
3.63%, 03/01/2036 (1)	3,650	3,650
4.13%, 03/01/2036 (1)	1,160	1,162
Henderson Local Improvement Districts
3.00%, 09/01/2036	170	142
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043	14,035	14,084
Las Vegas Valley Water District
3.00%, 06/01/2033	2,155	2,048
5.00%, 06/01/2038	2,495	2,746
5.00%, 06/01/2039	40,800	42,373
5.00%, 06/01/2041	5,000	5,022
5.00%, 06/01/2046	5,000	5,003
Nevada Housing Division
4.00%, 10/01/2049	195	196
5.00%, 07/01/2028 (1)	2,060	2,138
Reno-Tahoe Airport Authority
5.25%, 07/01/2042	1,700	1,762
State of Nevada
3.00%, 05/01/2039	2,655	2,285
3.00%, 05/01/2043	3,325	2,604
State of Nevada Highway Improvement Revenue
3.00%, 12/01/2039	2,590	2,190
3.00%, 12/01/2041	1,675	1,369
Tahoe-Douglas Visitors Authority
4.00%, 07/01/2025	500	500
4.00%, 07/01/2026	1,540	1,548
5.00%, 07/01/2033	845	889
Washoe County School District
3.00%, 06/01/2038	1,000	850

Total Nevada		147,711

New Hampshire – 0.89%
New Hampshire Business Finance Authority
0.00%, 10/20/2041 (1)	12,431	11,526
3.63%, 08/20/2039	8,268	7,566
3.88%, 01/20/2038	9,865	9,004
4.00%, 10/20/2036	3,882	3,655
4.00%, 08/15/2039	1,100	1,024
4.06%, 11/20/2039 (1)	13,430	12,947
4.09%, 01/20/2041 (1)	16,470	15,639
4.13%, 01/20/2034	2,466	2,438
4.25%, 07/01/2027	15,000	15,105
4.25%, 07/20/2041	5,422	5,172
4.38%, 09/20/2036	2,642	2,558
5.00%, 08/15/2029	750	797
5.25%, 07/01/2041	1,000	1,026
5.25%, 06/01/2045	2,230	2,251
5.25%, 07/01/2049	4,085	4,108
5.88%, 12/15/2033 (2)	4,998	5,014
New Hampshire Health & Education Facilities Authority Act
3.30%, 06/01/2038 (1)	4,680	4,693
4.00%, 10/01/2038	115	108
4.00%, 11/01/2044	4,080	3,714
5.00%, 08/01/2027	1,575	1,639
5.00%, 10/01/2028	1,580	1,610
5.00%, 07/01/2030	5,325	5,824

The accompanying notes are an integral part of these financial statements.

327

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Hampshire – 0.89% – (continued)
5.00%, 08/01/2030	$305	$318
5.00%, 11/01/2031	550	583
5.00%, 10/01/2032	2,825	2,855
5.00%, 11/01/2032	550	584
5.00%, 10/01/2033	4,095	4,131
5.00%, 11/01/2033	275	291
5.00%, 07/01/2035	5,000	5,004
5.50%, 11/01/2027	755	788
5.50%, 11/01/2030	1,160	1,248
New Hampshire Housing Finance Authority
6.25%, 01/01/2055	2,320	2,523
6.50%, 01/01/2056	8,950	10,119
6.50%, 07/01/2056	8,000	9,061

Total New Hampshire		154,923

New Jersey – 3.75%
Camden County Improvement Authority
6.00%, 06/15/2042	790	826
City of Hackensack NJ
2.00%, 09/01/2038	500	361
County of Essex NJ
2.00%, 08/15/2031	3,265	2,922
County of Hudson NJ
3.00%, 11/15/2025	4,000	4,000
County of Mercer NJ
2.00%, 02/15/2032	1,180	1,033
2.38%, 02/15/2030	2,020	1,901
Garden State Preservation Trust
5.75%, 11/01/2028	2,880	3,027
Hudson County Improvement Authority
4.00%, 01/01/2036	1,125	1,133
4.00%, 01/01/2037	855	858
5.00%, 10/01/2026	1,500	1,542
5.00%, 10/01/2027	1,000	1,051
Kinnelon School District
2.00%, 02/01/2026	1,090	1,081
2.00%, 02/01/2027	1,165	1,143
2.00%, 02/01/2028	1,235	1,196
New Jersey Economic Development Authority
2.20%, 10/01/2039 (1)	3,900	3,533
3.13%, 07/01/2029	445	431
3.75%, 11/01/2034 (1)	2,480	2,479
4.00%, 06/15/2035	500	496
4.00%, 06/15/2037	600	576
4.00%, 06/15/2038	600	568
4.00%, 06/15/2040	1,000	922
5.00%, 03/01/2026	10,150	10,283
5.00%, 06/01/2026	900	916
5.00%, 06/15/2029	1,000	1,074
5.00%, 06/15/2030	4,000	4,221
5.00%, 06/15/2033	1,300	1,432
5.00%, 06/15/2033	5,000	5,303
5.00%, 07/01/2033	2,000	2,017
5.00%, 11/01/2033	1,500	1,637
5.00%, 06/15/2034	1,000	1,052
5.00%, 06/15/2035	1,595	1,644
5.00%, 11/01/2035	1,415	1,516
5.00%, 06/01/2037	4,000	4,048

The accompanying notes are an integral part of these financial statements.

328

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey – 3.75% – (continued)
5.00%, 10/01/2037	$3,500	$3,523
5.00%, 10/01/2039 (2)	355	273
5.00%, 01/01/2040 (2)	531	342
5.25%, 09/01/2025 (2)	7,075	7,099
5.25%, 09/01/2026 (2)	30,000	30,823
5.25%, 06/15/2036	1,945	2,141
5.50%, 06/15/2030	2,000	2,082
5.63%, 11/15/2030	750	750
New Jersey Educational Facilities Authority
5.00%, 03/01/2044	2,500	2,620
5.00%, 07/01/2064 (1)	24,100	26,956
New Jersey Health Care Facilities Financing Authority
4.00%, 07/01/2038	1,640	1,534
4.00%, 07/01/2039	1,705	1,567
5.00%, 07/01/2028	155	158
5.00%, 09/15/2028	2,030	2,157
5.00%, 07/01/2029	26,500	28,616
5.00%, 09/15/2029	1,645	1,770
5.00%, 09/15/2031	985	1,080
5.00%, 09/15/2033	1,660	1,833
5.00%, 09/15/2033	2,785	3,068
5.00%, 07/01/2034	23,285	26,126
5.00%, 07/01/2035	1,415	1,481
5.00%, 07/01/2036	1,490	1,550
5.00%, 07/01/2036	8,000	8,810
5.00%, 07/01/2037	1,565	1,618
5.00%, 07/01/2042 (1)	2,755	2,755
5.00%, 07/01/2043	5,805	5,763
5.00%, 07/01/2045 (1)	3,705	3,770
New Jersey Higher Education Student Assistance Authority
3.50%, 12/01/2031	1,860	1,863
4.25%, 12/01/2045	4,500	4,388
4.50%, 12/01/2045	16,500	16,345
5.00%, 12/01/2025	490	493
5.00%, 12/01/2025	535	539
5.00%, 12/01/2025	1,000	1,005
5.00%, 12/01/2025	2,600	2,615
5.00%, 12/01/2026	1,330	1,356
5.00%, 12/01/2026	1,550	1,580
5.00%, 12/01/2026	5,150	5,250
5.00%, 12/01/2027	1,455	1,499
5.00%, 12/01/2027	1,470	1,518
5.00%, 12/01/2027	2,965	3,055
5.00%, 12/01/2029	1,565	1,642
5.00%, 12/01/2029	6,570	6,892
5.00%, 12/01/2030	4,805	5,099
5.00%, 12/01/2033	965	1,019
New Jersey Housing & Mortgage Finance Agency
3.38%, 11/01/2027	1,750	1,750
3.38%, 11/01/2027	3,250	3,250
3.55%, 04/01/2027	1,690	1,697
3.65%, 04/01/2028	1,215	1,211
6.00%, 10/01/2055	3,935	4,250
6.50%, 04/01/2056	1,000	1,119
New Jersey Infrastructure Bank
5.00%, 09/01/2025	1,665	1,670

The accompanying notes are an integral part of these financial statements.

329

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey – 3.75% – (continued)
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	$2,600	$2,490
0.00%, 12/15/2027	3,260	3,026
0.00%, 12/15/2028	1,020	916
0.00%, 12/15/2029	2,115	1,839
0.00%, 12/15/2030	3,850	3,206
0.00%, 12/15/2030	4,070	3,389
0.00%, 12/15/2031	1,985	1,587
0.00%, 12/15/2031	6,275	5,018
0.00%, 12/15/2033	5,150	3,767
4.00%, 06/15/2034	1,920	1,931
4.00%, 06/15/2037	2,000	1,937
4.00%, 06/15/2039	2,800	2,653
4.00%, 06/15/2040	1,820	1,711
5.00%, 12/15/2025	1,255	1,266
5.00%, 12/15/2026	2,000	2,062
5.00%, 06/15/2027	505	514
5.00%, 12/15/2028	5,510	5,885
5.00%, 06/15/2029	1,200	1,220
5.00%, 12/15/2029	820	888
5.00%, 06/15/2031	18,265	18,539
5.00%, 06/15/2032	1,910	2,112
5.00%, 06/15/2032	2,725	2,866
5.00%, 06/15/2032	7,440	8,125
5.00%, 12/15/2032	1,940	2,035
5.00%, 06/15/2033	5,000	5,539
5.00%, 06/15/2033	6,385	6,996
5.00%, 12/15/2033	595	627
5.00%, 12/15/2033	2,200	2,294
5.00%, 06/15/2034	1,500	1,637
5.00%, 06/15/2034	4,040	4,387
5.00%, 06/15/2034	4,000	4,428
5.00%, 06/15/2034	9,000	9,970
5.00%, 12/15/2034	650	674
5.00%, 06/15/2035	1,280	1,378
5.00%, 06/15/2036	1,720	1,870
5.00%, 06/15/2037	1,470	1,562
5.00%, 06/15/2037	2,980	3,156
5.00%, 06/15/2037	5,000	5,378
5.00%, 06/15/2038	4,350	4,612
5.00%, 06/15/2038	5,000	5,279
5.00%, 06/15/2038	5,500	5,863
5.00%, 06/15/2038	12,395	13,204
5.00%, 06/15/2040	2,040	2,094
5.00%, 06/15/2041	4,000	4,139
5.00%, 06/15/2042	14,135	14,562
5.25%, 06/15/2036	2,000	2,182
5.25%, 06/15/2039	5,000	5,329
5.25%, 06/15/2041	5,000	5,251
5.25%, 06/15/2041	8,255	8,759
New Jersey Turnpike Authority
4.00%, 01/01/2035	2,035	2,125
5.00%, 01/01/2028	2,540	2,614
5.00%, 01/01/2028	4,895	5,163
5.00%, 01/01/2030	4,045	4,411
5.00%, 01/01/2030	4,945	5,393
5.00%, 01/01/2031	3,980	4,398
5.00%, 01/01/2032	9,870	11,014

The accompanying notes are an integral part of these financial statements.

330

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey – 3.75% – (continued)
5.00%, 01/01/2033	$4,070	$4,571
5.00%, 01/01/2033	5,195	5,835
5.00%, 01/01/2034	1,825	2,033
5.00%, 01/01/2034	2,445	2,756
5.00%, 01/01/2034	3,540	3,991
5.00%, 01/01/2035	1,010	1,139
5.00%, 01/01/2042	3,995	4,190
5.00%, 01/01/2042	10,950	11,430
5.00%, 01/01/2043	4,195	4,379
5.00%, 01/01/2044	5,595	5,815
5.00%, 01/01/2045	19,350	20,072
Passaic County Improvement Authority
4.13%, 07/01/2033	1,000	1,001
Sayreville School District
4.00%, 01/15/2036	5,530	5,704
South Jersey Transportation Authority
5.00%, 11/01/2027	500	524
5.00%, 11/01/2030	1,000	1,091
5.00%, 11/01/2031	1,000	1,100
State of New Jersey
2.00%, 06/01/2034	1,160	963
2.00%, 06/01/2036	1,770	1,372
4.00%, 06/01/2031	3,145	3,326
4.00%, 06/01/2032	470	497
5.00%, 06/01/2026	13,725	14,012
5.00%, 06/01/2029	2,095	2,270
5.00%, 06/01/2040	2,220	2,311
Tobacco Settlement Financing Corp.
5.00%, 06/01/2046	1,905	1,835
Township of Freehold NJ
2.00%, 10/15/2032	1,320	1,140
2.00%, 10/15/2037	1,290	1,011
Township of Stafford NJ
2.00%, 10/01/2037	2,195	1,687

Total New Jersey		648,917

New Mexico – 0.28%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400	2,445
5.00%, 07/01/2028	1,700	1,731
City of Farmington NM
2.15%, 04/01/2033	3,000	2,518
3.88%, 06/01/2040 (1)	7,000	7,098
New Mexico Educational Assistance Foundation
5.00%, 09/01/2026	1,530	1,553
5.00%, 09/01/2027	2,130	2,188
New Mexico Hospital Equipment Loan Council
4.00%, 08/01/2036	1,130	1,104
5.00%, 08/01/2049 (1)	2,360	2,363
New Mexico Mortgage Finance Authority
3.00%, 07/01/2052	5,725	5,619
3.75%, 01/01/2050	330	330
4.25%, 07/01/2049	1,010	1,018
New Mexico Municipal Energy Acquisition Authority
5.00%, 06/01/2054 (1)	15,750	16,693

The accompanying notes are an integral part of these financial statements.

331

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Mexico – 0.28% – (continued)
Silver City Consolidated School District No 1
4.00%, 08/01/2040	$740	$677
5.00%, 08/01/2026	2,500	2,546

Total New Mexico		47,883

New York – 9.89%
Albany County Airport Authority
5.00%, 12/15/2043	1,500	1,506
Build NYC Resource Corp.
5.50%, 07/01/2043	1,230	1,288
City of Amsterdam NY
4.75%, 03/04/2026	3,758	3,771
City of New York NY
3.00%, 08/01/2036	2,500	2,245
3.90%, 10/01/2046 (1)	7,935	7,935
4.00%, 10/01/2035	905	906
4.00%, 08/01/2037	2,500	2,486
4.00%, 03/01/2040	5,870	5,573
4.00%, 08/01/2040	3,305	3,135
4.00%, 03/01/2042	530	494
5.00%, 08/01/2026	2,575	2,639
5.00%, 09/01/2026	5,000	5,133
5.00%, 08/01/2027	5,510	5,778
5.00%, 09/01/2027	10,000	10,505
5.00%, 08/01/2028	400	405
5.00%, 08/01/2028	700	716
5.00%, 08/01/2028	3,975	3,982
5.00%, 08/01/2032	10,000	11,202
5.00%, 11/01/2032	2,200	2,400
5.00%, 08/01/2033	1,000	1,108
5.00%, 08/01/2033	7,000	7,885
5.00%, 01/01/2034	1,575	1,657
5.00%, 08/01/2034	1,690	1,816
5.00%, 12/01/2034	5,000	5,105
5.00%, 05/01/2035	585	637
5.00%, 06/01/2035	10	10
5.00%, 02/01/2036	2,505	2,797
5.00%, 03/01/2038	2,250	2,353
5.00%, 09/01/2038	2,200	2,334
5.00%, 09/01/2039	13,195	13,913
5.00%, 08/01/2041	4,000	4,195
5.00%, 08/01/2041	4,750	4,868
5.00%, 09/01/2041	4,880	5,155
5.00%, 03/01/2042	3,270	3,416
5.00%, 09/01/2044	3,245	3,360
5.00%, 08/01/2047	770	781
5.00%, 09/01/2047	4,200	4,296
5.25%, 09/01/2040	6,500	6,937
5.25%, 10/01/2040	2,275	2,429
5.25%, 09/01/2041	10,355	10,974
5.25%, 02/01/2045	3,300	3,491
5.25%, 03/01/2047	2,165	2,252
5.25%, 10/01/2047	2,750	2,839
5.25%, 03/01/2049	1,620	1,680
City of Yonkers NY
5.00%, 09/01/2025	1,015	1,018

The accompanying notes are an integral part of these financial statements.

332

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 9.89% – (continued)
Clinton County Capital Resource Corp.
4.50%, 07/01/2040 (2)	$1,145	$1,121
5.00%, 07/01/2046 (2)	1,000	960
County of Nassau NY
5.00%, 04/01/2038	4,265	4,384
5.00%, 04/01/2041	1,500	1,591
County of Suffolk NY
4.00%, 02/01/2028	1,865	1,935
5.00%, 10/01/2025	810	814
5.00%, 10/01/2026	415	428
5.00%, 06/15/2029	985	1,074
Empire State Development Corp.
3.00%, 03/15/2048	1,000	721
4.00%, 03/15/2038	12,175	11,948
4.00%, 03/15/2045	790	706
5.00%, 03/15/2036	2,090	2,216
5.00%, 03/15/2037	8,135	8,516
5.00%, 03/15/2038	1,275	1,310
Genesee County Funding Corp.
5.00%, 12/01/2031	375	404
5.00%, 12/01/2032	460	496
5.00%, 12/01/2033	750	803
5.00%, 12/01/2034	700	744
5.00%, 12/01/2035	540	569
Hempstead Town Local Development Corp.
5.53%, 02/01/2040	3,500	3,222
5.89%, 02/01/2032	1,250	1,260
6.24%, 02/01/2047	1,000	950
6.47%, 02/01/2033	1,000	1,026
Hudson Yards Infrastructure Corp.
4.00%, 02/15/2038	8,720	8,704
4.00%, 02/15/2044	18,870	16,817
4.00%, 02/15/2047	2,230	1,970
5.00%, 02/15/2032	2,325	2,393
5.00%, 02/15/2035	1,700	1,740
5.00%, 02/15/2042	2,000	2,012
5.00%, 02/15/2045	5,000	5,010
Long Island Power Authority
0.85%, 09/01/2050 (1)	16,125	16,037
1.00%, 09/01/2025	9,250	9,201
1.50%, 09/01/2051 (1)	11,725	11,461
3.00%, 09/01/2049 (1)	9,480	9,125
5.00%, 09/01/2025	1,000	1,003
5.00%, 09/01/2026	2,000	2,057
5.00%, 09/01/2031	2,185	2,231
5.00%, 09/01/2033	600	672
5.00%, 09/01/2034	650	722
5.00%, 09/01/2039	1,750	1,872
5.00%, 09/01/2040	1,915	2,032
5.00%, 09/01/2052 (1)	16,450	16,955
Metropolitan Transportation Authority
0.00%, 11/15/2033	1,600	1,161
4.00%, 11/15/2045	5,560	4,782
4.00%, 11/15/2046	2,545	2,169
5.00%, 11/15/2025	1,155	1,163
5.00%, 11/15/2026	1,600	1,645
5.00%, 11/15/2026	2,350	2,416
5.00%, 11/15/2028	2,970	3,110

The accompanying notes are an integral part of these financial statements.

333

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 9.89% – (continued)
5.00%, 11/15/2028	$4,000	$4,259
5.00%, 11/15/2029	2,220	2,231
5.00%, 11/15/2030	730	760
5.00%, 11/15/2031	1,055	1,079
5.00%, 11/15/2033	1,025	1,027
5.00%, 11/15/2033	1,715	1,770
5.00%, 11/15/2033	3,645	3,762
5.00%, 11/15/2033	6,000	6,028
5.00%, 11/15/2034	7,500	7,712
5.00%, 11/15/2034	11,735	12,206
5.00%, 11/15/2035	1,750	1,752
5.00%, 11/15/2037	1,500	1,525
5.00%, 11/15/2038	7,255	7,532
5.00%, 11/15/2047	2,715	2,726
5.25%, 11/15/2049	4,470	4,566
Metropolitan Transportation Authority Dedicated Tax Fund
5.00%, 11/15/2034	275	305
5.00%, 11/15/2036	820	831
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500	1,500
5.00%, 11/15/2056	4,380	4,373
New York City Housing Development Corp.
0.90%, 11/01/2060 (1)	24,505	24,147
1.50%, 11/01/2041	4,480	3,114
2.25%, 11/01/2036	835	663
2.40%, 08/01/2040	2,430	1,711
3.05%, 11/01/2032	2,000	1,932
3.40%, 11/01/2062 (1)	4,380	4,380
3.40%, 11/01/2064 (1)	3,500	3,489
3.63%, 11/01/2063 (1)	8,310	8,381
3.70%, 05/01/2064 (1)	14,330	14,526
3.75%, 05/01/2065 (1)	10,225	10,293
3.80%, 11/01/2063 (1)	1,575	1,593
4.30%, 11/01/2063 (1)	5,675	5,786
5.00%, 05/01/2026	110	112
5.00%, 05/01/2027	600	621
5.00%, 11/01/2027	855	893
5.00%, 05/01/2028	875	922
5.00%, 11/01/2028	600	635
5.00%, 05/01/2029	300	320
5.00%, 11/01/2029	875	936
5.00%, 11/01/2030	500	539
New York City Municipal Water Finance Authority
4.00%, 06/15/2039	5,000	4,895
4.50%, 06/15/2032	19,680	19,911
5.00%, 06/15/2029	1,100	1,156
5.00%, 06/15/2035	9,025	9,067
5.00%, 06/15/2037	2,185	2,435
5.00%, 06/15/2037	5,000	5,548
5.00%, 06/15/2037	13,000	13,277
5.00%, 06/15/2038	3,000	3,055
5.00%, 06/15/2040	1,130	1,166
5.00%, 06/15/2040	2,115	2,175
5.00%, 06/15/2040	2,200	2,239
5.00%, 06/15/2040	5,000	5,088
5.00%, 06/15/2046	13,000	13,402
5.00%, 06/15/2049	3,375	3,410

The accompanying notes are an integral part of these financial statements.

334

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 9.89% – (continued)
5.50%, 06/15/2038	$1,795	$2,045
5.50%, 06/15/2039	6,325	7,147
New York City Transitional Finance Authority
5.00%, 11/01/2032	2,000	2,254
5.00%, 11/01/2032	3,000	3,381
5.00%, 11/01/2034	6,205	7,020
5.00%, 11/01/2035	2,260	2,528
5.00%, 11/01/2035	5,090	5,722
5.00%, 11/01/2038	4,000	4,349
5.00%, 02/01/2041	4,465	4,710
5.00%, 05/01/2041	930	982
5.00%, 05/01/2041	2,000	2,117
5.00%, 05/01/2041	6,500	6,882
5.00%, 02/01/2042	2,120	2,217
5.00%, 05/01/2042	4,445	4,660
5.00%, 05/01/2042	6,000	6,290
5.00%, 11/01/2042	10,250	10,767
5.00%, 05/01/2043	805	838
5.00%, 05/01/2043	5,000	5,179
5.00%, 05/01/2044	7,315	7,585
5.00%, 05/01/2046	7,500	7,672
5.00%, 11/01/2046	3,000	3,091
5.00%, 05/01/2048	1,915	1,956
5.25%, 11/01/2045	7,590	8,007
5.25%, 05/01/2048	2,660	2,773
5.25%, 05/01/2048	4,000	4,150
5.50%, 05/01/2041	8,000	8,677
5.50%, 05/01/2047	1,750	1,851
5.50%, 11/01/2049	3,000	3,192
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2026	1,995	2,044
5.00%, 07/15/2027	1,940	2,033
5.00%, 07/15/2034	5,000	5,208
5.00%, 07/15/2035	10,000	10,090
5.00%, 07/15/2036	3,005	3,104
5.00%, 07/15/2037	1,905	1,961
5.00%, 07/15/2040	2,750	2,750
5.00%, 07/15/2043	3,240	3,252
New York City Transitional Finance Authority Future Tax Secured Revenue
3.00%, 11/01/2037	9,000	7,900
3.00%, 11/01/2039	1,975	1,656
4.00%, 05/01/2036	2,000	2,006
4.00%, 02/01/2038	9,675	9,545
4.00%, 05/01/2038	26,755	26,284
4.00%, 05/01/2039	5,000	4,861
4.00%, 05/01/2043	785	717
5.00%, 05/01/2033	2,535	2,646
5.00%, 08/01/2034	700	730
5.00%, 11/01/2034	2,300	2,521
5.00%, 08/01/2035	1,600	1,662
5.00%, 08/01/2035	11,400	11,419
5.00%, 05/01/2036	1,750	1,808
5.00%, 11/01/2036	350	378
5.00%, 11/01/2037	4,165	4,491
5.00%, 11/01/2038	2,455	2,461
5.00%, 02/01/2039	8,000	8,464
5.00%, 05/01/2039	4,430	4,536

The accompanying notes are an integral part of these financial statements.

335

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 9.89% – (continued)
5.00%, 02/01/2041	$5,000	$5,216
5.00%, 05/01/2042	4,250	4,277
5.00%, 08/01/2042	2,750	2,792
5.25%, 11/01/2037	3,750	4,086
5.25%, 11/01/2037	7,000	7,628
5.50%, 11/01/2045	6,000	6,349
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000	3,013
5.00%, 11/15/2040	1,085	1,086
New York Liberty Development Corp.
2.50%, 11/15/2036	2,600	2,109
2.75%, 11/15/2041	14,370	10,634
4.00%, 02/15/2043	3,550	3,267
4.00%, 02/15/2043	4,250	3,912
5.00%, 11/15/2044 (2)	5,195	5,077
New York Power Authority
5.00%, 11/15/2028	3,000	3,249
5.00%, 11/15/2037	1,000	1,101
5.25%, 11/15/2040	1,000	1,095
New York State Bridge Authority
5.00%, 01/01/2035	565	609
5.00%, 01/01/2036	475	508
5.00%, 01/01/2037	535	566
New York State Dormitory Authority
3.00%, 03/15/2041	3,860	3,091
4.00%, 03/15/2037	3,030	3,017
4.00%, 03/15/2038	5	5
4.00%, 03/15/2039	1,200	1,165
4.00%, 03/15/2040	5,000	4,761
4.00%, 03/15/2042	20,445	18,963
4.00%, 03/15/2043	5	5
4.00%, 03/15/2043	5	5
4.00%, 03/15/2043	3,990	3,659
4.00%, 03/15/2045	1,150	1,036
5.00%, 07/01/2025	5	5
5.00%, 07/01/2025	5	5
5.00%, 07/01/2027	200	202
5.00%, 07/01/2028	110	111
5.00%, 10/01/2029	1,750	1,853
5.00%, 10/01/2030	1,910	1,996
5.00%, 03/15/2032	3,000	3,188
5.00%, 03/15/2033	2,335	2,594
5.00%, 03/15/2033	4,000	4,077
5.00%, 07/01/2034	410	388
5.00%, 10/01/2034	1,375	1,468
5.00%, 10/01/2034	3,745	3,926
5.00%, 03/15/2035	8,525	8,679
5.00%, 03/15/2036	3,500	3,788
5.00%, 07/01/2036	735	677
5.00%, 07/15/2037	700	721
5.00%, 10/01/2037	1,700	1,754
5.00%, 10/01/2037	5,000	5,283
5.00%, 10/01/2038	1,500	1,614
5.00%, 10/01/2038	7,200	7,785
5.00%, 02/15/2039	2,995	3,066
5.00%, 07/01/2039	1,445	1,527
5.00%, 03/15/2040	5	6

The accompanying notes are an integral part of these financial statements.

336

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 9.89% – (continued)
5.00%, 03/15/2040	$12,995	$13,757
5.00%, 03/15/2040	20,730	21,127
5.00%, 03/15/2041	1,065	1,108
5.00%, 03/15/2041	1,335	1,362
5.00%, 03/15/2041	6,720	6,830
5.00%, 03/15/2041	7,000	7,453
5.00%, 03/15/2041	8,615	9,080
5.00%, 03/15/2042	11,700	12,331
5.00%, 03/15/2042	12,085	12,636
5.00%, 03/15/2042	15,000	15,748
5.00%, 07/01/2042	8,500	8,709
5.00%, 03/15/2044	6,070	6,281
5.00%, 03/15/2045	4,350	4,389
5.00%, 03/15/2047	10,000	10,232
5.00%, 05/01/2048 (1)	1,040	1,044
5.25%, 07/01/2041	805	851
5.25%, 10/01/2041	1,500	1,608
5.25%, 07/01/2042	1,000	1,046
5.25%, 10/01/2042	1,230	1,307
5.25%, 10/01/2043	1,625	1,717
5.25%, 03/15/2052	2,180	2,254
5.50%, 07/01/2043	845	894
5.50%, 07/01/2044	1,750	1,847
5.50%, 07/01/2045	750	788
New York State Environmental Facilities Corp.
5.00%, 06/15/2033	6,000	6,112
5.00%, 06/15/2036	5,410	5,568
5.25%, 06/15/2053	3,765	3,950
New York State Housing Finance Agency
0.65%, 11/01/2056 (1)	1,920	1,897
0.75%, 11/01/2025	150	148
1.10%, 11/01/2061 (1)	11,875	11,324
2.50%, 11/01/2060 (1)	4,720	4,651
3.35%, 06/15/2054 (1)	3,425	3,422
3.45%, 06/15/2054 (1)	3,000	3,004
3.60%, 11/01/2044 (1)	2,100	2,098
3.60%, 11/01/2063 (1)	20,000	20,089
3.60%, 11/01/2064 (1)	7,000	7,014
3.80%, 11/01/2062 (1)	7,985	7,988
3.88%, 11/01/2063 (1)	1,150	1,154
New York State Thruway Authority
4.00%, 03/15/2043	9,000	8,181
5.00%, 03/15/2034	2,750	3,056
5.00%, 03/15/2038	10,260	11,022
5.00%, 03/15/2042	5,615	5,838
New York Transportation Development Corp.
4.00%, 10/01/2030	3,860	3,793
4.00%, 01/01/2036	2,785	2,612
4.00%, 12/01/2039	450	422
4.00%, 12/01/2040	500	464
4.00%, 12/01/2041	450	410
4.38%, 10/01/2045	10,525	9,385
5.00%, 12/01/2028	400	420
5.00%, 12/01/2028	1,300	1,376
5.00%, 01/01/2029	2,080	2,129
5.00%, 12/01/2029	300	322
5.00%, 12/01/2029	7,000	7,416
5.00%, 12/01/2030	250	271

The accompanying notes are an integral part of these financial statements.

337

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 9.89% – (continued)
5.00%, 12/01/2031	$300	$324
5.00%, 01/01/2032	1,300	1,324
5.00%, 12/01/2032	375	403
5.00%, 12/01/2032	2,355	2,523
5.00%, 01/01/2033	5,500	5,589
5.00%, 12/01/2033	985	1,052
5.00%, 12/01/2033	3,650	3,877
5.00%, 12/01/2034	500	531
5.00%, 12/01/2034	1,350	1,404
5.00%, 12/01/2034	3,990	4,202
5.00%, 12/01/2035	500	528
5.00%, 12/01/2035	800	826
5.00%, 12/01/2035	2,335	2,435
5.00%, 12/01/2036	550	577
5.00%, 12/01/2036	1,360	1,406
5.00%, 12/01/2037	600	626
5.00%, 12/01/2037	3,625	3,716
5.00%, 12/01/2038	500	518
5.00%, 12/01/2039	2,420	2,443
5.00%, 07/01/2041	2,300	2,300
5.00%, 07/01/2046	42,280	40,933
5.25%, 06/30/2037	1,500	1,582
5.25%, 06/30/2038	3,200	3,341
5.25%, 06/30/2039	1,400	1,492
5.25%, 06/30/2040	3,085	3,171
5.50%, 06/30/2039	2,000	2,096
6.00%, 04/01/2035	15,335	16,681
Niagara Area Development Corp.
5.00%, 07/01/2052	1,000	921
Oneida County Local Development Corp.
5.00%, 12/01/2025	320	320
5.00%, 12/01/2027	1,425	1,437
5.00%, 12/01/2028	1,000	1,009
Onondaga Civic Development Corp.
5.00%, 12/01/2033	1,000	1,083
5.00%, 12/01/2038	1,000	1,098
5.00%, 12/01/2040	305	329
5.00%, 12/01/2041	700	747
5.25%, 12/01/2042	1,000	1,078
Port Authority of New York & New Jersey
2.00%, 10/01/2033	7,070	5,640
3.00%, 12/01/2032	5,000	4,930
4.00%, 07/15/2036	2,180	2,171
5.00%, 10/15/2028	9,085	9,121
5.00%, 07/15/2031	4,000	4,255
5.00%, 10/15/2031	5,000	5,011
5.00%, 09/15/2032	2,925	3,015
5.00%, 10/15/2033	6,000	6,103
5.00%, 11/15/2033	5,660	5,740
5.00%, 08/01/2034	7,415	7,911
5.00%, 10/15/2034	2,475	2,512
5.00%, 01/15/2035	150	167
5.00%, 01/15/2036	200	221
5.00%, 04/01/2036	4,135	4,177
5.00%, 11/15/2037	3,125	3,205
5.00%, 01/15/2039	360	370
5.00%, 01/15/2039	450	484
5.00%, 01/15/2040	500	532

The accompanying notes are an integral part of these financial statements.

338

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 9.89% – (continued)
5.00%, 01/15/2041	$475	$500
5.00%, 10/15/2041	3,240	3,244
5.00%, 11/15/2041	1,550	1,562
5.00%, 01/15/2043	2,850	2,997
5.25%, 08/01/2040	2,000	2,097
5.50%, 08/01/2041	11,255	11,916
Riverhead Industrial Development Agency
4.00%, 08/01/2030	1,170	1,174
4.50%, 08/01/2035	970	975
St Lawrence County Industrial Development Agency
4.60%, 09/01/2042 (1)	3,000	2,915
5.00%, 07/01/2032	350	386
5.00%, 07/01/2034	350	376
5.00%, 07/01/2036	840	887
5.00%, 07/01/2037	880	920
State of New York Mortgage Agency Homeowner Mortgage Revenue
2.20%, 10/01/2029	1,000	934
2.35%, 04/01/2031	1,835	1,679
3.25%, 10/01/2051	4,660	4,608
4.25%, 10/01/2047	900	905
Suffolk County Economic Development Corp.
5.38%, 11/01/2054 (2)	1,210	953
Town of Oyster Bay NY
2.00%, 03/01/2033	1,415	1,207
Town of Watertown NY
5.25%, 04/09/2026	2,000	2,005
Triborough Bridge & Tunnel Authority
2.00%, 05/15/2045 (1)	2,425	2,304
2.00%, 05/15/2045 (1)	6,375	6,080
4.00%, 11/15/2033	570	600
4.00%, 11/15/2034	115	120
4.00%, 05/15/2040	1,250	1,207
5.00%, 03/15/2027	22,510	23,346
5.00%, 02/01/2028	20,000	21,179
5.00%, 03/01/2028	9,740	10,288
5.00%, 03/15/2029	12,500	13,522
5.00%, 11/15/2032	5,920	6,652
5.00%, 11/15/2033	6,000	6,568
5.00%, 11/15/2034	430	481
5.00%, 11/15/2034	4,165	4,335
5.00%, 11/15/2034	6,250	7,030
5.00%, 11/15/2035	3,835	3,942
5.00%, 11/15/2035	5,000	5,563
5.00%, 11/15/2036	5,000	5,504
5.00%, 11/15/2036	5,865	6,564
5.00%, 11/15/2036	7,500	7,691
5.00%, 11/15/2036	20,000	22,282
5.00%, 11/15/2037	4,130	4,498
5.00%, 11/15/2038	1,000	1,004
5.00%, 11/15/2038	3,905	4,209
5.00%, 05/15/2039	5,000	5,276
5.00%, 11/15/2039	3,000	3,175
5.00%, 11/15/2040	1,000	1,063
5.00%, 05/15/2041	5,075	5,267
5.00%, 11/15/2042	1,910	1,948
5.00%, 11/15/2042	2,900	3,008
5.00%, 11/15/2043 (1)	9,000	9,058
5.00%, 11/15/2049	1,340	1,356

The accompanying notes are an integral part of these financial statements.

339

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 9.89% – (continued)
5.00%, 05/15/2051 (1)	$1,900	$1,930
5.25%, 05/15/2041	1,895	2,004
5.25%, 05/15/2052	4,870	5,008
Triborough Bridge & Tunnel Authority Sales Tax Revenue
5.00%, 05/15/2040	340	362
Utility Debt Securitization Authority
5.00%, 12/15/2033	1,000	1,007
5.00%, 12/15/2040	5,000	5,098
5.00%, 12/15/2041	7,800	8,400

Total New York		1,712,978

North Carolina – 1.12%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2050 (1)	1,500	1,593
City of Asheville NC
5.00%, 04/01/2039	625	685
5.00%, 04/01/2040	1,660	1,800
5.00%, 04/01/2041	1,000	1,071
5.00%, 04/01/2042	1,465	1,551
5.00%, 04/01/2043	1,525	1,600
City of Charlotte NC
4.00%, 06/01/2038	2,450	2,437
City of Charlotte NC Water & Sewer System Revenue
5.00%, 07/01/2054	7,065	7,309
County of Alamance NC
2.00%, 05/01/2034	1,445	1,201
2.00%, 05/01/2035	2,000	1,615
County of Forsyth NC
1.63%, 03/01/2034	1,010	812
County of Gaston NC
5.00%, 03/01/2039	3,625	3,977
County of Johnston NC
2.00%, 02/01/2034	1,060	910
County of New Hanover NC
5.00%, 10/01/2034	1,000	1,050
Cumberland County Industrial Facilities & Pollution Control Financing Authority
3.75%, 12/01/2027 (1)	15,740	15,747
Greater Asheville Regional Airport Authority
5.00%, 07/01/2035	1,750	1,841
5.00%, 07/01/2036	1,505	1,572
5.00%, 07/01/2037	1,520	1,582
5.00%, 07/01/2037	1,780	1,845
5.25%, 07/01/2038	1,200	1,258
5.25%, 07/01/2040	500	520
5.25%, 07/01/2042	1,000	1,023
5.25%, 07/01/2042	1,100	1,120
5.25%, 07/01/2043	1,850	1,883
5.25%, 07/01/2048	1,410	1,430
Inlivian
5.05%, 02/01/2043	2,000	2,024
North Carolina Capital Facilities Finance Agency
5.00%, 05/01/2031	1,000	1,076
North Carolina Housing Finance Agency
3.20%, 07/01/2056 (1)	9,870	9,869
3.75%, 07/01/2052	2,900	2,905
4.00%, 01/01/2050	2,580	2,591
5.00%, 04/01/2029 (1)	3,841	4,035
5.50%, 01/01/2054	7,890	8,411

The accompanying notes are an integral part of these financial statements.

340

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
North Carolina – 1.12% – (continued)
5.75%, 01/01/2054	$9,510	$10,111
6.00%, 07/01/2053	4,170	4,427
6.25%, 01/01/2055	3,500	3,876
6.25%, 01/01/2055	5,425	5,865
6.25%, 01/01/2055	7,970	8,641
6.25%, 07/01/2055	2,695	2,954
6.25%, 01/01/2056	3,275	3,663
6.50%, 01/01/2056	4,695	5,318
North Carolina Medical Care Commission
2.55%, 06/01/2048 (1)	3,955	3,931
3.00%, 02/01/2033	845	779
4.00%, 09/01/2034	2,510	2,448
4.05%, 01/01/2030	810	811
4.25%, 09/01/2028	550	550
5.00%, 03/01/2028	155	159
5.00%, 06/01/2038	6,400	6,903
5.00%, 02/01/2051 (1)	1,000	1,009
5.00%, 06/01/2055 (1)	4,290	4,623
North Carolina State Education Assistance Authority
5.50%, 06/01/2029	1,000	1,064
5.50%, 06/01/2030	2,390	2,563
5.50%, 06/01/2033	3,000	3,257
North Carolina Turnpike Authority
5.00%, 01/01/2028	1,700	1,776
5.00%, 01/01/2049	4,030	4,032
Raleigh Housing Authority
5.00%, 08/01/2028 (1)	265	275
5.00%, 08/01/2028 (1)	350	364
State of North Carolina
2.00%, 06/01/2030	2,005	1,877
2.00%, 03/01/2036	2,230	1,764
5.00%, 05/01/2026	4,750	4,841
5.00%, 05/01/2027	7,500	7,829
5.00%, 03/01/2036	3,350	3,762
5.00%, 03/01/2037	4,515	5,013
Winston-Salem State University
5.00%, 06/01/2034	900	911

Total North Carolina		193,739

North Dakota – 0.37%
City of Grand Forks ND
4.00%, 12/01/2037	675	647
4.00%, 12/01/2041	1,830	1,643
4.00%, 12/01/2046	1,425	1,205
5.00%, 12/01/2027	1,110	1,145
5.00%, 12/01/2028	1,500	1,563
5.00%, 12/01/2031	2,650	2,799
5.00%, 12/01/2034	725	786
5.00%, 12/01/2036	545	581
5.00%, 12/01/2038	500	523
5.00%, 12/01/2040	500	517
5.00%, 12/01/2042	500	509
City of Horace ND
4.50%, 05/01/2039	2,600	2,502
City of Mayville ND
5.00%, 05/01/2033	1,445	1,486
5.25%, 05/01/2038	1,000	1,001

The accompanying notes are an integral part of these financial statements.

341

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
North Dakota – 0.37% – (continued)
North Dakota Building Authority
5.00%, 12/01/2038	$2,000	$2,089
North Dakota Housing Finance Agency
3.00%, 07/01/2051	3,885	3,837
3.00%, 01/01/2052	1,075	1,060
3.25%, 01/01/2027	415	416
3.25%, 07/01/2027	1,465	1,471
3.30%, 07/01/2028	1,580	1,587
5.00%, 07/01/2042	2,375	2,444
5.75%, 01/01/2054	6,335	6,736
6.00%, 07/01/2055	3,250	3,585
6.25%, 01/01/2054	650	704
6.25%, 01/01/2055	1,225	1,357
North Dakota Public Finance Authority
5.00%, 10/01/2032	4,605	5,211
5.00%, 10/01/2033	8,765	9,985
5.00%, 10/01/2042	2,500	2,643
Williston Basin School District No 7
4.13%, 08/01/2042	2,340	2,145
4.25%, 08/01/2044	2,535	2,316

Total North Dakota		64,493

Ohio – 1.96%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2037	700	687
4.00%, 11/15/2038	450	439
5.25%, 11/15/2031	530	542
5.25%, 11/15/2032	645	658
5.25%, 11/15/2033	1,770	1,804
5.25%, 11/15/2046	1,255	1,257
American Municipal Power, Inc.
4.00%, 02/15/2036	1,975	1,971
4.00%, 02/15/2038	1,985	1,907
5.00%, 02/15/2035	3,285	3,524
Bedford City School District
5.50%, 12/01/2050	6,000	6,172
5.50%, 12/01/2055	7,750	7,946
Buckeye Tobacco Settlement Financing Authority
3.00%, 06/01/2048	4,100	2,861
5.00%, 06/01/2027	1,365	1,398
5.00%, 06/01/2055	12,305	10,490
Chippewa Local School District
5.00%, 12/01/2041	1,170	1,204
City of Cleveland OH Income Tax Revenue
3.00%, 10/01/2036	500	453
3.00%, 10/01/2037	1,000	888
City of Cuyahoga Falls OH
5.00%, 10/29/2025	1,955	1,961
City of Martins Ferry OH
4.25%, 12/16/2025 (2)	1,150	1,153
City of Norwood OH
5.00%, 12/01/2035	750	765
5.00%, 12/01/2041	500	488
City of Upper Arlington OH
5.75%, 12/01/2042	500	503
Clear Fork Valley Local School District
3.00%, 12/01/2036	1,855	1,578

The accompanying notes are an integral part of these financial statements.

342

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 1.96% – (continued)
Clermont County Port Authority
5.00%, 12/01/2029	$750	$755
5.00%, 12/01/2030	850	856
Cleveland Municipal School District
5.00%, 12/01/2040	450	479
5.00%, 12/01/2041	700	737
5.00%, 12/01/2044	800	828
5.00%, 12/01/2045	575	593
5.00%, 12/01/2046	550	565
Columbus Regional Airport Authority
5.00%, 01/01/2030	3,000	3,186
5.00%, 01/01/2031	4,860	5,194
5.00%, 01/01/2032	4,485	4,821
5.00%, 01/01/2033	4,300	4,624
5.00%, 01/01/2034	3,120	3,349
5.00%, 01/01/2036	2,385	2,529
5.25%, 01/01/2041	1,510	1,581
5.25%, 01/01/2042	10,750	11,162
5.25%, 01/01/2043	13,450	13,883
Columbus-Franklin County Finance Authority
2.70%, 11/15/2033	550	488
4.82%, 11/01/2043	1,000	999
5.00%, 12/01/2028 (1)	2,100	2,194
5.13%, 01/01/2044	2,800	2,803
County of Allen OH Hospital Facilities Revenue
4.00%, 12/01/2040	2,000	1,862
5.00%, 12/01/2029	585	631
5.00%, 11/01/2041	7,250	7,528
County of Fayette OH
5.25%, 12/01/2049	1,500	1,519
5.25%, 12/01/2054	4,000	4,038
County of Franklin OH
5.00%, 11/01/2048	4,350	4,467
5.80%, 05/20/2044	1,150	1,155
County of Hamilton OH
5.00%, 11/15/2049	2,540	2,648
County of Lake OH
5.00%, 12/01/2046	1,890	1,920
County of Montgomery OH
5.00%, 08/01/2025	515	516
5.25%, 09/01/2044	500	513
5.25%, 09/01/2049	3,500	3,520
County of Muskingum OH
5.00%, 02/15/2044	2,480	2,361
5.00%, 02/15/2048	1,700	1,588
County of Ross OH
5.00%, 12/01/2039	1,900	1,922
County of Scioto OH
5.00%, 02/15/2029	900	927
EHOVE Joint Vocational School District
5.50%, 12/01/2055	2,000	2,062
Euclid City School District
5.25%, 01/15/2044	3,925	3,945
Forest Hills Local School District
5.00%, 12/01/2044	4,725	4,728
Franklin County Convention Facilities Authority
5.00%, 12/01/2035	8,000	8,895
5.00%, 12/01/2036	8,850	9,747

The accompanying notes are an integral part of these financial statements.

343

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 1.96% – (continued)
5.00%, 12/01/2037	$9,000	$9,811
5.00%, 12/01/2038	2,795	3,016
Lancaster Port Authority
5.00%, 02/01/2055 (1)	3,500	3,701
Miami University/Oxford OH
4.00%, 09/01/2036	1,000	1,004
5.00%, 09/01/2030	475	523
5.00%, 09/01/2032	1,000	1,091
5.00%, 09/01/2034	700	710
North Olmsted City School District
5.00%, 10/15/2048	1,450	1,464
Oberlin City School District
5.00%, 11/01/2032	200	221
5.00%, 11/01/2033	405	449
5.00%, 11/01/2034	300	333
5.00%, 11/01/2035	405	448
5.00%, 11/01/2036	300	329
5.00%, 11/01/2037	300	325
5.00%, 11/01/2038	300	321
5.00%, 11/01/2039	300	317
Ohio Air Quality Development Authority
2.88%, 02/01/2026	5,400	5,350
3.70%, 04/01/2028	5,045	5,012
3.75%, 01/15/2028 (2)	7,075	7,077
3.75%, 01/01/2029	11,000	10,901
4.00%, 09/01/2030 (1)	1,500	1,516
4.25%, 01/15/2038 (2)	1,500	1,441
4.25%, 11/01/2039 (1)	9,985	10,090
4.50%, 01/15/2048 (2)	2,790	2,517
Ohio Higher Educational Facility Commission
5.00%, 01/01/2032	235	248
5.00%, 10/01/2032	1,000	1,059
5.00%, 01/01/2033	285	305
5.00%, 01/01/2034	515	540
5.25%, 01/01/2035	685	734
5.25%, 01/01/2036	500	532
5.25%, 01/01/2037	420	445
Ohio Housing Finance Agency
3.37%, 03/01/2028 (1)	2,700	2,712
4.50%, 03/01/2050	100	101
5.00%, 09/01/2028	50	53
5.00%, 03/01/2029	50	53
5.00%, 09/01/2029	100	108
5.00%, 03/01/2030	100	108
5.00%, 09/01/2030	100	109
5.00%, 03/01/2031	100	109
5.00%, 09/01/2031	100	109
5.00%, 03/01/2032	75	82
5.00%, 09/01/2032	100	109
5.00%, 03/01/2033	150	164
5.00%, 09/01/2033	75	82
5.00%, 03/01/2052	810	838
6.25%, 03/01/2056	6,200	6,833
7.50%, 03/01/2049	2,000	2,387
Ohio State University
4.00%, 12/01/2040	8,135	7,909

The accompanying notes are an integral part of these financial statements.

344

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 1.96% – (continued)
Ohio Turnpike & Infrastructure Commission
5.00%, 02/15/2039	$1,100	$1,179
Ohio Water Development Authority
5.00%, 12/01/2031	600	675
5.00%, 06/01/2032	350	396
5.00%, 06/01/2033	350	396
5.00%, 12/01/2033	400	450
5.00%, 06/01/2034	300	336
5.00%, 12/01/2034	425	474
5.00%, 06/01/2035	500	556
5.00%, 12/01/2035	600	664
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 12/01/2037	2,500	2,769
Port of Greater Cincinnati Development Authority
3.75%, 12/01/2031 (2)	895	898
State of Ohio
2.75%, 01/01/2052 (1)	2,215	2,185
3.90%, 01/15/2050 (1)	10,500	10,565
5.00%, 02/01/2028	1,295	1,373
5.00%, 03/01/2028	690	733
5.00%, 03/01/2028	860	913
5.00%, 03/15/2028	1,725	1,833
5.00%, 01/01/2030	1,170	1,228
5.00%, 12/15/2031	1,000	1,103
5.00%, 12/01/2032	1,510	1,572
5.00%, 12/15/2032	1,000	1,095
5.00%, 12/15/2033	1,000	1,090
5.00%, 12/15/2034	1,000	1,082
5.00%, 10/01/2035	1,410	1,455
5.00%, 12/31/2035	1,010	1,010
5.00%, 10/01/2036	2,895	3,009
5.00%, 12/31/2039	4,110	4,057
5.00%, 03/01/2040	3,200	3,393
University of Akron
4.00%, 01/01/2027	2,780	2,826
5.00%, 01/01/2034	2,000	2,016
5.00%, 01/01/2035	2,500	2,514
5.00%, 01/01/2037	6,675	6,700
5.00%, 01/01/2038	5,225	5,220
Warren County Port Authority
4.00%, 12/01/2041	570	506
Youngstown State University
3.00%, 12/15/2033	730	681

Total Ohio		339,415

Oklahoma – 0.82%
Cache Educational Facilities Authority
5.00%, 09/01/2034	1,500	1,617
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500	1,502
5.00%, 09/01/2026	330	338
Edmond Public Works Authority
5.00%, 07/01/2037	400	426
5.00%, 07/01/2038	425	449
5.00%, 01/01/2039	450	474
Grady County School Finance Authority
5.00%, 09/01/2028	375	394
5.00%, 09/01/2030	1,235	1,292

The accompanying notes are an integral part of these financial statements.

345

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Oklahoma – 0.82% – (continued)
Grand River Dam Authority
5.00%, 06/01/2038	$2,000	$2,137
Kingston Economic Development Authority
5.00%, 08/20/2029	410	438
5.00%, 08/20/2030	305	330
5.00%, 08/20/2031	560	610
Lincoln County Educational Facilities Authority
3.25%, 10/15/2034	4,945	4,664
McClain County Economic Development Authority
5.25%, 09/01/2037	1,000	1,082
5.25%, 09/01/2038	1,000	1,073
5.25%, 09/01/2039	1,000	1,065
Muskogee Industrial Trust
4.00%, 09/01/2029	3,010	3,019
Oklahoma Capitol Improvement Authority
5.00%, 07/01/2029	500	509
5.00%, 07/01/2035	750	853
5.00%, 07/01/2036	775	868
5.00%, 07/01/2037	1,550	1,716
5.00%, 07/01/2038	1,000	1,094
5.25%, 07/01/2050	1,750	1,835
Oklahoma City Airport Trust
5.00%, 07/01/2026	2,195	2,235
5.00%, 07/01/2031	2,820	2,909
Oklahoma County Finance Authority
5.00%, 10/01/2030	800	877
5.00%, 10/01/2031	1,600	1,774
5.00%, 09/01/2032	2,870	2,995
5.00%, 10/01/2037	1,000	1,100
5.00%, 10/01/2038	1,000	1,089
5.00%, 10/01/2039	1,150	1,243
5.00%, 10/01/2040	1,500	1,607
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015	1,083
Oklahoma Development Finance Authority
5.00%, 08/01/2026	75	76
5.00%, 08/01/2030	1,010	1,047
Oklahoma Housing Finance Agency
6.25%, 09/01/2056	4,500	5,038
6.50%, 09/01/2054	465	517
6.50%, 03/01/2056	6,435	7,246
Oklahoma Industries Authority
5.00%, 04/01/2028	5,945	6,271
5.00%, 04/01/2032	8,900	9,824
Oklahoma Turnpike Authority
5.00%, 01/01/2026	2,500	2,528
5.00%, 01/01/2027	3,000	3,107
5.00%, 01/01/2028	2,905	3,064
5.00%, 01/01/2039	4,400	4,747
5.00%, 01/01/2041	6,450	6,861
5.00%, 01/01/2042	1,050	1,062
5.00%, 01/01/2042	4,850	5,115
5.00%, 01/01/2043	4,300	4,508
5.50%, 01/01/2053	7,000	7,299
5.50%, 01/01/2054	2,500	2,652
Oklahoma Water Resources Board
3.00%, 10/01/2041	1,545	1,258
5.00%, 10/01/2038	565	610

The accompanying notes are an integral part of these financial statements.

346

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Oklahoma – 0.82% – (continued)
5.00%, 10/01/2039	$530	$569
5.00%, 10/01/2051	3,000	3,065
Stillwater Utilities Authority
5.00%, 10/01/2037	1,000	1,079
5.00%, 10/01/2038	675	725
5.00%, 10/01/2039	725	774
Tulsa County Home Finance Authority
5.75%, 01/01/2056	3,875	4,233
Tulsa County Independent School District No 9 Union
2.00%, 04/01/2027	2,675	2,616
Tulsa Municipal Airport Trust Trustees/OK
6.25%, 12/01/2035	9,975	11,019

Total Oklahoma		141,607

Oregon – 1.23%
Astoria Hospital Facilities Authority
5.00%, 08/01/2034	3,130	3,412
5.25%, 08/01/2037	1,955	2,101
5.25%, 08/01/2039	1,100	1,157
5.25%, 08/01/2040	1,000	1,042
City of Forest Grove OR
5.00%, 05/01/2027	1,195	1,216
5.00%, 05/01/2029	1,315	1,361
City of Portland OR Sewer System Revenue
5.00%, 12/01/2047	2,000	2,051
Clackamas County School District No 7J Lake Oswego
5.00%, 06/01/2043	1,000	1,049
Coos County School District No 9 Coos Bay
5.00%, 06/15/2043	1,010	1,019
County of Clackamas OR
1.75%, 06/01/2038	1,215	839
Curry Health District
5.00%, 01/01/2032	815	877
5.00%, 01/01/2033	605	652
5.00%, 01/01/2034	900	970
5.00%, 01/01/2035	945	1,015
Deschutes & Jefferson Counties School District No 2J Redmond/OR
5.00%, 06/15/2040	700	758
5.00%, 06/15/2041	700	750
5.00%, 06/15/2042	1,245	1,323
5.00%, 06/15/2043	2,300	2,428
5.00%, 06/15/2044	2,000	2,100
Deschutes County Administrative School District No 1 Bend-La Pine
3.00%, 06/15/2029	3,000	2,990
Hillsboro School District No 1J
4.00%, 06/15/2037	2,250	2,245
5.00%, 06/15/2028	1,525	1,587
Medford Water Commission
5.00%, 07/15/2054	1,000	1,032
Metro
5.00%, 06/15/2042	5,450	5,531
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow
0.00%, 06/15/2034	7,150	4,898
Multnomah-Clackamas Counties Centennial School District No 28JT/OR
5.00%, 06/15/2045	950	973
Oregon City School District No 62
0.00%, 06/15/2030	800	687
0.00%, 06/15/2031	1,000	828

The accompanying notes are an integral part of these financial statements.

347

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Oregon – 1.23% – (continued)
Oregon Health & Science University
5.00%, 07/01/2038	$1,000	$1,009
5.00%, 07/01/2046 (1)	555	594
Oregon State Facilities Authority
5.00%, 06/01/2030	5,000	5,395
Oregon State Lottery
5.00%, 04/01/2037	1,000	1,118
5.00%, 04/01/2039	1,500	1,643
5.25%, 04/01/2045	2,000	2,133
Pacific Communities Health District
5.00%, 06/01/2032	1,150	1,165
Port of Morrow OR
5.15%, 10/01/2026 (2)	17,740	17,757
Port of Portland OR Airport Revenue
5.00%, 07/01/2028	1,000	1,048
5.00%, 07/01/2029	750	790
5.00%, 07/01/2031	1,000	1,017
5.00%, 07/01/2032	12,930	14,024
5.00%, 07/01/2033	1,375	1,434
5.00%, 07/01/2035	3,240	3,269
5.00%, 07/01/2036	2,200	2,324
5.00%, 07/01/2038	1,370	1,422
5.00%, 07/01/2038	4,440	4,624
5.00%, 07/01/2038	7,075	7,368
5.00%, 07/01/2039	4,660	4,814
5.00%, 07/01/2039	8,790	9,081
5.00%, 07/01/2045	2,420	2,398
5.25%, 07/01/2039	7,000	7,351
5.25%, 07/01/2042	2,450	2,540
5.25%, 07/01/2043	18,730	19,193
5.25%, 07/01/2044	7,710	7,909
5.50%, 07/01/2048	2,835	2,934
Salem Hospital Facility Authority
4.00%, 05/15/2030	190	190
4.00%, 05/15/2041	1,590	1,433
State of Oregon
5.00%, 05/01/2026	1,780	1,814
5.00%, 08/01/2036	890	1,007
5.00%, 08/01/2037	710	795
5.00%, 08/01/2038	1,290	1,428
5.00%, 06/01/2039	3,875	4,253
5.00%, 06/01/2040	2,500	2,718
5.00%, 05/01/2041	3,750	4,035
5.25%, 05/01/2043	2,385	2,572
5.25%, 05/01/2044	2,000	2,145
5.25%, 06/01/2045	2,500	2,671
6.25%, 06/01/2055	3,750	4,149
State of Oregon Department of Transportation
5.00%, 11/15/2037	4,500	4,700
State of Oregon Housing & Community Services Department
2.65%, 07/01/2039	980	757
6.50%, 07/01/2054	3,500	3,881
Washington & Multnomah Counties School District No 48J Beaverton
0.00%, 06/15/2037	2,000	1,196
0.00%, 06/15/2040	2,750	1,368

Total Oregon		212,357

The accompanying notes are an integral part of these financial statements.

348

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Other Territory – 0.14%
FHLMC Multifamily VRD Certificates
4.76%, 08/25/2041	$21,627	$21,771
Freddie Mac Multifamily ML Certificates
0.00%, 07/25/2038 (1)	542	558
0.00%, 12/25/2038 (1)	1,989	1,740

Total Other Territory		24,069

Pennsylvania – 3.44%
Adams County General Authority
3.60%, 06/01/2029	700	692
Allegheny County Airport Authority
4.00%, 01/01/2046	1,000	869
5.00%, 01/01/2033	2,200	2,381
5.00%, 01/01/2033	6,365	6,727
5.00%, 01/01/2034	3,415	3,684
5.25%, 01/01/2038	1,000	1,067
Allegheny County Higher Education Building Authority
4.00%, 03/01/2032	300	309
4.00%, 03/01/2033	300	305
Allegheny County Hospital Development Authority
5.00%, 07/15/2025	2,370	2,371
5.00%, 07/15/2033	3,275	3,440
Allegheny County Industrial Development Authority
3.50%, 12/01/2031	810	389
4.00%, 12/01/2041	1,720	826
4.25%, 12/01/2050	1,915	919
Allegheny County Sanitary Authority
5.00%, 12/01/2035	750	830
5.00%, 12/01/2036	625	684
5.00%, 12/01/2037	850	921
5.00%, 12/01/2038	1,000	1,074
5.00%, 12/01/2039	700	746
5.00%, 12/01/2045	2,300	2,312
Allentown City School District
5.00%, 02/01/2032	470	495
5.00%, 06/01/2037	1,300	1,315
Allentown Commercial & Industrial Development Authority
5.00%, 07/01/2032 (2)	1,115	1,158
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027 (2)	555	568
5.00%, 05/01/2028 (2)	750	772
5.00%, 05/01/2032 (2)	1,055	1,071
5.00%, 05/01/2042 (2)	5,260	5,162
6.00%, 05/01/2042 (2)	450	461
Bucks County Industrial Development Authority
5.00%, 07/01/2033	640	670
5.00%, 07/01/2034	565	589
5.00%, 07/01/2035	435	451
5.00%, 07/01/2036	665	685
5.00%, 07/01/2037	1,410	1,445
5.00%, 07/01/2038	1,460	1,485
5.00%, 07/01/2039	1,510	1,528
Capital Region Water Revenue
5.00%, 07/15/2025	1,000	1,001
Capital Region Water Sewer Revenue
5.00%, 07/15/2042	1,250	1,256
Catasauqua Area School District
5.00%, 05/15/2045	1,835	1,883

The accompanying notes are an integral part of these financial statements.

349

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.44% – (continued)
Chester County Health & Education Facilities Authority
5.00%, 10/01/2032	$1,090	$1,124
5.00%, 10/01/2033	1,315	1,352
Chester County Industrial Development Authority
4.00%, 10/01/2039 (2)	1,325	1,178
5.00%, 10/15/2032 (2)	1,215	1,222
5.13%, 10/15/2037	1,010	978
Chester County School Authority
5.00%, 04/01/2041	600	624
5.00%, 04/01/2042	500	516
5.00%, 04/01/2043	425	436
5.00%, 04/01/2044	600	612
5.00%, 04/01/2045	900	918
City of Erie Higher Education Building Authority
5.00%, 05/01/2026	255	258
5.00%, 05/01/2027	285	292
City of Philadelphia PA
5.00%, 08/01/2027	1,500	1,567
5.00%, 08/01/2028	6,000	6,009
5.00%, 02/01/2029	3,175	3,406
City of Philadelphia PA Airport Revenue
4.00%, 07/01/2037	2,085	2,033
5.00%, 07/01/2026	1,000	1,019
5.00%, 07/01/2026	1,155	1,180
5.00%, 07/01/2027	1,520	1,588
5.00%, 07/01/2029	230	244
5.00%, 07/01/2030	1,000	1,024
5.00%, 07/01/2031	2,000	2,042
5.00%, 07/01/2032	3,100	3,154
5.00%, 07/01/2033	1,000	1,013
5.00%, 07/01/2042	6,325	6,307
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165	1,199
5.00%, 11/01/2027	1,540	1,616
5.00%, 10/01/2043	2,500	2,526
City of Reading PA
5.00%, 11/01/2027	2,330	2,441
Coatesville School District
5.00%, 08/01/2025	875	876
5.25%, 11/15/2037	13,465	14,090
Commonwealth Financing Authority
4.00%, 06/01/2039	15,000	14,013
5.00%, 06/01/2027	1,500	1,550
5.00%, 06/01/2028	2,555	2,680
5.00%, 06/01/2031	1,000	1,041
Commonwealth of Pennsylvania
3.00%, 05/15/2036	1,045	934
3.20%, 03/01/2029	6,335	6,315
3.35%, 03/01/2030	9,430	9,431
3.50%, 03/01/2031	6,220	6,221
4.00%, 02/01/2032	2,380	2,389
5.00%, 09/01/2025	15,000	15,051
5.00%, 08/15/2031	2,675	2,681
5.00%, 08/15/2033	6,000	6,794
5.00%, 08/15/2035	10,000	11,177
5.00%, 08/15/2036	10,000	11,040
5.00%, 07/01/2043	4,000	4,039

The accompanying notes are an integral part of these financial statements.

350

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.44% – (continued)
County of Allegheny PA
5.00%, 11/01/2041	$2,295	$2,324
County of Lehigh PA
5.00%, 07/01/2044	1,000	982
Cumberland County Municipal Authority
4.00%, 01/01/2033	370	355
Cumberland Valley School District
5.00%, 12/01/2040	250	260
5.00%, 12/01/2041	365	377
5.00%, 12/01/2042	340	350
5.00%, 12/01/2043	310	319
5.00%, 12/01/2046	635	648
5.00%, 12/01/2049	350	354
5.00%, 12/01/2053	1,000	1,007
Dauphin County General Authority
5.00%, 10/15/2030 (2)	2,000	1,735
5.00%, 06/01/2034	2,745	2,768
5.00%, 06/01/2035	1,145	1,153
Delaware County Authority
5.00%, 08/01/2030	1,150	1,152
Delaware County Vocational & Technical School Authority
4.00%, 11/01/2054	10,000	8,621
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2044	760	769
Delaware River Port Authority
5.00%, 01/01/2037	9,800	9,803
Doylestown Hospital Authority
5.00%, 07/01/2031 (2)	500	527
5.00%, 07/01/2049	130	139
5.00%, 07/01/2049	1,180	1,154
Geisinger Authority
5.00%, 02/15/2034	3,655	3,713
5.00%, 04/01/2043 (1)	650	663
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970	2,031
Hamburg Area School District
3.00%, 04/01/2035	1,400	1,309
Haverford Township School District
5.00%, 03/15/2044	500	514
Indiana County Industrial Development Authority
5.00%, 05/01/2029	740	780
Jefferson County Hospital Authority PA
4.50%, 01/15/2027 (2)	2,000	2,009
Lancaster County Hospital Authority
5.00%, 11/01/2051	680	660
Lancaster School District
5.00%, 06/01/2041	3,500	3,689
Monroeville Finance Authority
5.00%, 05/15/2034	640	704
Montgomery County Higher Education & Health Authority
5.00%, 10/01/2028	1,000	980
5.00%, 09/01/2031	1,050	1,101
5.00%, 09/01/2032	1,000	1,061
5.00%, 09/01/2033	305	323
5.00%, 10/01/2036	1,320	1,182
5.00%, 10/01/2040	1,595	1,333

The accompanying notes are an integral part of these financial statements.

351

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.44% – (continued)
Municipality of Penn Hills PA
0.00%, 12/01/2030	$365	$295
Northampton County General Purpose Authority
4.00%, 08/15/2042	17,080	15,493
5.00%, 08/15/2034	6,100	6,637
5.00%, 08/15/2036	455	457
Oxford Area School District
5.25%, 09/01/2043	250	259
5.25%, 09/01/2044	250	258
Pennsylvania Economic Development Financing Authority
4.25%, 08/01/2038 (1)	33,000	33,008
5.00%, 05/15/2031	7,175	7,785
5.00%, 05/15/2032	700	765
5.00%, 05/15/2032	850	929
5.00%, 05/15/2033	525	576
5.00%, 05/15/2033	550	603
5.00%, 05/15/2034	700	762
5.00%, 05/15/2034	750	817
5.00%, 08/01/2049	5,900	6,036
5.25%, 06/30/2036	3,000	3,195
5.25%, 07/01/2046	1,535	1,548
5.50%, 06/30/2037	5,450	5,842
5.50%, 06/30/2038	5,450	5,785
Pennsylvania Higher Education Assistance Agency
4.75%, 06/01/2046	3,500	3,444
5.00%, 06/01/2029	1,550	1,623
5.00%, 06/01/2030	800	839
5.00%, 06/01/2030	4,730	4,968
5.00%, 06/01/2031	2,600	2,731
5.00%, 06/01/2031	4,630	4,858
5.00%, 06/01/2032	4,000	4,207
5.00%, 06/01/2033	1,875	1,977
5.00%, 06/01/2033	3,910	4,117
5.00%, 06/01/2034	3,375	3,504
Pennsylvania Higher Educational Facilities Authority
5.00%, 08/15/2029	1,600	1,658
5.00%, 10/01/2034	1,250	1,256
5.00%, 08/15/2036	2,320	2,547
5.00%, 12/01/2038	1,710	1,711
5.00%, 08/15/2042	2,750	2,762
5.25%, 11/01/2048	1,000	1,022
Pennsylvania Housing Finance Agency
2.60%, 04/01/2046	1,500	1,002
3.00%, 10/01/2049	3,265	3,231
3.00%, 10/01/2051	4,820	4,674
3.50%, 04/01/2051	235	234
4.25%, 10/01/2052	4,620	4,660
4.90%, 06/01/2041	1,250	1,264
5.75%, 10/01/2053	3,725	3,949
6.00%, 10/01/2054	1,990	2,152
6.25%, 10/01/2053	11,515	12,474
6.50%, 10/01/2055	15,370	17,421
Pennsylvania Turnpike Commission
4.00%, 12/01/2038	360	357
5.00%, 06/01/2027	14,000	14,260
5.00%, 06/01/2028	2,085	2,123
5.00%, 12/01/2031	350	390

The accompanying notes are an integral part of these financial statements.

352

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.44% – (continued)
5.00%, 06/01/2032	$2,000	$2,065
5.00%, 12/01/2032	1,295	1,455
5.00%, 12/01/2033	375	420
5.00%, 12/01/2033	5,250	5,925
5.00%, 12/01/2034	300	333
5.00%, 12/01/2034	2,155	2,411
5.00%, 12/01/2035	500	550
5.00%, 12/01/2035	575	637
5.00%, 12/01/2035	1,800	2,026
5.00%, 12/01/2035	2,000	2,064
5.00%, 12/01/2035	2,000	2,251
5.00%, 12/01/2036	2,835	3,165
5.00%, 12/01/2037	450	483
5.00%, 12/01/2037	550	595
5.00%, 12/01/2037	2,100	2,314
5.00%, 12/01/2037	2,825	3,113
5.00%, 06/01/2039	3,000	3,023
5.00%, 12/01/2039	1,000	1,063
5.00%, 12/01/2040	5,000	5,011
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
5.00%, 12/01/2038	1,035	1,066
5.25%, 12/01/2044	5,300	5,356
Pennsylvania Turnpike Commission Registration Fee Revenue
2.77% (SIFMA Municipal Swap Index Yield + 0.85%), 07/15/2041 (3)	6,925	6,912
Philadelphia Authority for Industrial Development
4.50%, 06/15/2034 (2)	1,385	1,357
5.00%, 05/01/2030	760	769
5.00%, 05/01/2031	2,275	2,388
5.00%, 07/01/2033	2,000	2,059
Philadelphia Gas Works Co.
4.00%, 08/01/2036	1,000	1,004
5.00%, 08/01/2025	450	451
5.00%, 08/01/2028	625	666
5.00%, 08/01/2029	1,000	1,083
5.00%, 08/01/2032	1,000	1,090
5.00%, 08/01/2033	1,250	1,354
5.00%, 08/01/2034	1,410	1,521
5.00%, 08/01/2035	1,000	1,072
5.00%, 08/01/2036	1,690	1,799
Pittsburgh School District
3.00%, 09/01/2039	3,290	2,713
Pittsburgh Water & Sewer Authority
5.00%, 09/01/2036	400	420
5.00%, 09/01/2038	1,000	1,039
5.00%, 09/01/2046	2,360	2,421
Plum Boro School District
5.00%, 05/15/2034	430	460
5.00%, 05/15/2040	995	1,030
5.00%, 05/15/2044	1,415	1,446
5.00%, 05/15/2045	1,475	1,504
Reading School District
5.00%, 03/01/2036	1,250	1,273
Ridley School District
5.00%, 11/15/2043	3,055	3,122
School District of Philadelphia
5.00%, 09/01/2029	1,500	1,607
5.00%, 09/01/2030	3,985	4,062

The accompanying notes are an integral part of these financial statements.

353

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.44% – (continued)
5.00%, 09/01/2031	$1,000	$1,019
5.00%, 09/01/2031	1,200	1,261
5.00%, 09/01/2032	1,200	1,257
5.00%, 09/01/2032	2,200	2,342
5.00%, 09/01/2033	960	1,022
5.00%, 09/01/2036	2,200	2,275
5.00%, 09/01/2043	1,690	1,708
Scranton School District
5.00%, 06/01/2033	530	560
5.00%, 06/01/2035	515	540
State Public School Building Authority
5.00%, 06/01/2026	180	180
5.00%, 03/01/2031	810	864
5.00%, 06/01/2031	2,500	2,539
5.00%, 12/01/2032	725	748
5.00%, 12/01/2032	2,335	2,368
5.25%, 09/15/2030	990	1,035
Steel Valley School District
5.00%, 11/01/2041	885	911
Steelton-Highspire School District
5.13%, 06/30/2026	3,500	3,508
Tulpehocken Area School District
5.25%, 10/01/2041	4,340	4,503
Westmoreland County Municipal Authority
5.00%, 08/15/2047	4,000	4,063
5.00%, 08/15/2049	1,000	1,011
Wilkes-Barre Area School District
5.00%, 08/01/2036	2,125	2,159
York County School of Technology Authority
5.00%, 02/15/2028	400	401

Total Pennsylvania		596,277

Puerto Rico – 1.46%
Commonwealth of Puerto Rico
0.00%, 11/01/2043 (1)	38,397	23,614
0.00%, 11/01/2051 (1)	43,079	27,194
4.00%, 07/01/2033	13,272	12,948
4.00%, 07/01/2035	4,835	4,655
4.00%, 07/01/2046	2,560	2,187
5.38%, 07/01/2025	895	895
5.63%, 07/01/2027	17,133	17,631
5.63%, 07/01/2029	1,552	1,637
5.75%, 07/01/2031	11,771	12,697
GDB Debt Recovery Authority of Puerto Rico
7.50%, 08/20/2040	7,395	7,083
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2042 (2)	2,900	2,521
4.00%, 07/01/2042 (2)	6,000	5,211
5.00%, 07/01/2028 (2)	2,075	2,132
5.00%, 07/01/2033 (2)	4,540	4,720
5.00%, 07/01/2035 (2)	5,555	5,707
5.00%, 07/01/2037 (2)	2,425	2,485
5.00%, 07/01/2037 (2)	3,060	3,146
5.00%, 07/01/2047 (2)	13,525	13,126
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.00%, 07/01/2037	240	222
5.00%, 07/01/2032	250	263

The accompanying notes are an integral part of these financial statements.

354

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Puerto Rico – 1.46% – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2027	$2,061	$1,905
0.00%, 07/01/2033	8,101	5,758
4.33%, 07/01/2040	507	476
4.33%, 07/01/2040	56,739	53,239
4.55%, 07/01/2040	21,604	20,708
4.75%, 07/01/2053	3,974	3,654
5.00%, 07/01/2058	17,365	16,325

Total Puerto Rico		252,139

Rhode Island – 0.68%
City of Pawtucket RI
4.50%, 10/24/2025	3,145	3,150
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200	1,201
Rhode Island Commerce Corp.
5.00%, 05/15/2036	10,530	11,653
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2031	2,215	2,220
5.00%, 06/01/2033	650	722
5.00%, 05/15/2034	13,705	14,851
5.00%, 05/15/2035	480	517
5.00%, 05/15/2037	265	281
5.00%, 05/15/2038	320	336
5.00%, 05/15/2038	1,710	1,839
5.00%, 05/15/2040	265	273
5.00%, 05/15/2041	290	295
5.00%, 06/01/2041	1,485	1,525
5.00%, 05/15/2043	285	285
5.00%, 05/15/2044	200	199
5.25%, 05/15/2043	1,520	1,597
5.50%, 05/15/2040	1,205	1,293
5.50%, 05/15/2041	1,570	1,670
5.50%, 05/15/2047	4,130	4,338
5.50%, 05/15/2049	1,500	1,590
Rhode Island Housing & Mortgage Finance Corp.
3.30%, 04/01/2028	2,000	2,003
3.35%, 10/01/2055 (1)	1,550	1,551
3.50%, 10/01/2050	555	553
4.00%, 10/01/2049	205	206
5.00%, 10/01/2026	395	406
5.00%, 04/01/2027	215	223
5.00%, 10/01/2027	250	261
5.00%, 10/01/2027	520	544
5.00%, 04/01/2028	480	507
5.00%, 10/01/2028	275	292
5.00%, 10/01/2029	285	306
5.00%, 10/01/2041	4,285	4,415
5.25%, 10/01/2049	1,700	1,724
Rhode Island Student Loan Authority
3.50%, 12/01/2034	245	233
4.13%, 12/01/2043	5,000	4,546
4.13%, 12/01/2043	6,830	6,253
5.00%, 12/01/2025	500	503
5.00%, 12/01/2026	750	765
5.00%, 12/01/2027	675	696
5.00%, 12/01/2027	1,000	1,033
5.00%, 12/01/2027	2,000	2,070

The accompanying notes are an integral part of these financial statements.

355

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Rhode Island – 0.68% – (continued)
5.00%, 12/01/2028	$910	$946
5.00%, 12/01/2028	1,150	1,199
5.00%, 12/01/2028	1,200	1,253
5.00%, 12/01/2029	675	708
5.00%, 12/01/2029	1,830	1,918
5.00%, 12/01/2030	1,645	1,732
5.00%, 12/01/2032	1,900	2,008
5.00%, 12/01/2033	1,775	1,869
5.00%, 12/01/2044	9,500	9,303
State of Rhode Island
4.13%, 08/01/2042	4,350	4,176
5.00%, 05/01/2036	4,240	4,738
5.00%, 05/01/2037	3,865	4,277
5.00%, 05/01/2038	5,000	5,474

Total Rhode Island		118,526

South Carolina – 1.52%
Anderson County Detention Facilities Corp.
5.00%, 10/01/2040	1,985	2,094
Beaufort County School District
2.00%, 03/01/2034	1,400	1,175
Charleston Housing Authority
5.00%, 12/01/2041	3,000	2,939
City of Charleston SC Waterworks & Sewer System Revenue
5.00%, 01/01/2052	5,150	5,283
Greater Greenville Sanitation District
4.25%, 03/01/2055	3,600	3,320
Patriots Energy Group Financing Agency
4.82% (SOFR + 1.90%), 02/01/2054 (3)	5,350	5,509
5.25%, 02/01/2054 (1)	33,700	36,179
5.25%, 10/01/2054 (1)	9,600	10,147
Richland County School District No 2
3.00%, 03/01/2033	3,000	2,874
SCAGO Educational Facilities Corp. for Pickens School District
5.00%, 12/01/2030	500	501
South Carolina Jobs-Economic Development Authority
3.00%, 08/15/2038	1,440	1,142
4.00%, 11/01/2042	3,025	2,815
4.00%, 03/01/2062 (1)	6,200	6,005
5.00%, 11/01/2031	12,000	13,213
5.00%, 11/15/2031	600	629
5.00%, 11/01/2032	1,700	1,878
5.00%, 11/15/2032	960	1,002
5.00%, 11/01/2033	2,030	2,245
5.00%, 11/15/2033	400	415
5.00%, 11/01/2034	19,875	22,010
5.00%, 05/01/2038	2,000	2,030
5.00%, 11/01/2038	6,350	6,709
5.00%, 05/01/2043	5,955	5,940
5.25%, 11/15/2039	1,000	1,032
5.25%, 11/01/2040	8,425	8,908
5.25%, 11/01/2041	2,500	2,621
5.25%, 11/01/2042	2,125	2,229
5.50%, 11/15/2044	500	496
South Carolina Ports Authority
5.00%, 07/01/2026	1,940	1,977
5.00%, 07/01/2027	3,120	3,224
5.00%, 07/01/2028	1,100	1,151

The accompanying notes are an integral part of these financial statements.

356

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
South Carolina – 1.52% – (continued)
South Carolina Public Service Authority
4.00%, 12/01/2037	$4,000	$3,894
4.13%, 12/01/2044	765	695
5.00%, 12/01/2031	2,860	3,114
5.00%, 12/01/2032	1,500	1,512
5.00%, 12/01/2032	2,500	2,525
5.00%, 12/01/2032	3,670	3,963
5.00%, 12/01/2034	1,750	1,947
5.00%, 12/01/2034	2,355	2,620
5.00%, 12/01/2035	1,500	1,505
5.00%, 12/01/2035	2,000	2,202
5.00%, 12/01/2035	4,750	5,210
5.00%, 12/01/2036	2,000	2,182
5.00%, 12/01/2039	1,425	1,505
5.00%, 12/01/2040	3,925	4,131
5.00%, 12/01/2041	1,600	1,600
5.00%, 12/01/2042	4,520	4,663
5.00%, 12/01/2043	6,000	6,135
5.00%, 12/01/2046	7,500	7,569
5.00%, 12/01/2048	2,000	2,003
5.25%, 12/01/2038	10,000	10,741
South Carolina State Housing Finance & Development Authority
3.75%, 01/01/2050	4,505	4,513
4.00%, 01/01/2050	390	393
4.00%, 07/01/2050	395	398
5.00%, 10/01/2026 (1)	4,000	4,015
5.00%, 01/01/2030	210	226
5.00%, 01/01/2030	595	641
5.00%, 07/01/2030	470	509
5.00%, 01/01/2031	480	521
5.00%, 07/01/2031	475	518
5.00%, 01/01/2032	500	545
5.00%, 07/01/2032	525	574
5.00%, 01/01/2033	485	530
6.50%, 07/01/2055	4,915	5,557
6.50%, 07/01/2055	7,000	7,911
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305	307
5.00%, 10/01/2035	5,325	5,488
Spartanburg County School District No 4
5.25%, 03/01/2052	3,295	3,418

Total South Carolina		263,472

South Dakota – 0.14%
Baltic School District No 49-1
5.50%, 12/01/2051	1,000	1,037
City of Watertown SD Sales Tax Revenue
3.00%, 12/01/2030	1,280	1,238
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2025	880	882
5.00%, 09/01/2026	2,000	2,046
5.00%, 11/01/2029	800	804
5.00%, 11/01/2030	1,000	1,005
South Dakota Housing Development Authority
3.00%, 11/01/2051	720	710
4.00%, 11/01/2047	1,350	1,351
5.00%, 05/01/2053	810	837
6.25%, 05/01/2055	920	997

The accompanying notes are an integral part of these financial statements.

357

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
South Dakota – 0.14% – (continued)
6.25%, 11/01/2055	$3,735	$4,138
6.25%, 11/01/2056	1,500	1,660
6.50%, 11/01/2055	7,035	7,964

Total South Dakota		24,669

Tennessee – 1.39%
Chattanooga Health Educational & Housing Facility Board
5.00%, 08/01/2026	265	270
5.00%, 08/01/2044	1,500	1,494
5.25%, 12/01/2049	3,905	3,927
City of Memphis TN
5.00%, 04/01/2037	4,520	4,927
City of Memphis TN Electric System Revenue
5.00%, 12/01/2054	1,010	1,018
County of Knox TN
2.80%, 06/01/2031	3,000	2,880
County of Shelby TN
5.00%, 04/01/2043	4,010	4,209
Franklin Health & Educational Facilities Board
3.60%, 11/01/2029 (1)	1,500	1,514
Hamilton County & Chattanooga Sports Authority
5.50%, 12/01/2045	725	792
5.75%, 12/01/2050	1,000	1,097
Health Educational & Housing Facility Board of the City of Memphis
3.25%, 11/01/2029 (1)	4,000	4,011
5.00%, 07/01/2027 (1)	4,220	4,297
5.00%, 07/01/2027 (1)	7,157	7,288
Johnson City Health & Educational Facilities Board
5.00%, 07/01/2025	1,425	1,425
Knox County Health Educational & Housing Facility Board
4.05%, 12/01/2027 (1)	5,710	5,785
4.63%, 12/01/2043	1,850	1,815
5.00%, 04/01/2027	1,740	1,778
5.00%, 12/01/2027 (1)	1,603	1,645
5.00%, 07/01/2032	275	301
5.00%, 07/01/2033	325	357
5.00%, 07/01/2036	500	536
5.00%, 07/01/2037	900	956
5.00%, 07/01/2038	1,070	1,126
Memphis-Shelby County Airport Authority
5.00%, 07/01/2038	530	534
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.75%, 02/01/2048	469	447
5.00%, 10/01/2034	4,310	4,884
5.00%, 07/01/2035	2,490	2,505
5.10%, 07/01/2044	3,500	3,515
Metropolitan Government of Nashville & Davidson County TN
1.75%, 01/01/2036	6,820	5,150
Metropolitan Government of Nashville & Davidson County TN Electric Revenue
5.25%, 05/15/2049	1,480	1,557
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue
5.00%, 07/01/2037	5,000	5,519
5.00%, 07/01/2038	7,270	7,938
Metropolitan Knoxville Airport Authority
5.00%, 06/01/2038	500	540
5.00%, 06/01/2039	350	374
5.00%, 06/01/2041	330	346
5.00%, 06/01/2042	1,545	1,603

The accompanying notes are an integral part of these financial statements.

358

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Tennessee – 1.39% – (continued)
Metropolitan Nashville Airport Authority
5.00%, 07/01/2030	$1,950	$2,085
5.00%, 07/01/2031	1,920	2,065
5.00%, 07/01/2036	2,050	2,111
5.25%, 07/01/2032	1,150	1,267
5.25%, 07/01/2033	1,000	1,095
5.25%, 07/01/2034	1,250	1,360
5.25%, 07/01/2035	1,375	1,485
5.25%, 07/01/2047	7,415	7,665
5.50%, 07/01/2036	1,125	1,227
5.50%, 07/01/2037	2,400	2,599
5.50%, 07/01/2038	3,225	3,462
5.50%, 07/01/2039	2,300	2,453
5.50%, 07/01/2040	2,000	2,124
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028 (2)	315	318
New Memphis Arena Public Building Authority
0.00%, 04/01/2029	625	604
0.00%, 04/01/2030	750	721
0.00%, 04/01/2031	650	622
Shelby County Health Educational & Housing Facilities Board
5.00%, 05/01/2028	1,070	1,100
5.00%, 05/01/2031	1,515	1,552
5.00%, 06/01/2035	18,500	19,832
5.00%, 09/01/2049 (1)	16,630	17,430
5.25%, 09/01/2039	14,870	15,491
Tennergy Corp.
5.50%, 10/01/2053 (1)	5,000	5,248
Tennessee Energy Acquisition Corp.
4.00%, 11/01/2049 (1)	9,955	9,969
5.00%, 05/01/2053 (1)	4,065	4,191
Tennessee Housing Development Agency
2.15%, 07/01/2040	860	604
2.60%, 07/01/2039	395	302
2.80%, 07/01/2044	480	346
2.90%, 07/01/2039	875	715
3.00%, 01/01/2052	1,260	1,238
3.50%, 01/01/2056 (1)	2,280	2,280
3.75%, 07/01/2052	1,855	1,858
3.85%, 07/01/2043	1,360	1,194
5.00%, 01/01/2053	2,835	2,915
6.25%, 01/01/2054	6,410	6,932
Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000	25,178

Total Tennessee		239,998

Texas – 10.53%
Academy Independent School District
3.00%, 08/15/2046	1,475	1,065
Alamito Public Facility Corp.
5.00%, 08/01/2044 (1)	6,600	6,665
Allen Independent School District
5.00%, 02/15/2043	3,500	3,648
Arlington Higher Education Finance Corp.
4.00%, 08/15/2040	1,630	1,549
4.00%, 02/15/2044	3,500	3,162
4.25%, 08/15/2034	500	493
4.50%, 08/15/2039	1,535	1,462

The accompanying notes are an integral part of these financial statements.

359

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 10.53% – (continued)
5.00%, 08/15/2033	$2,000	$2,110
5.00%, 08/15/2038	500	533
5.00%, 08/15/2038	1,000	949
5.00%, 08/15/2039	665	703
5.00%, 08/15/2041	2,000	2,095
Austin Affordable Pfc, Inc.
4.35%, 05/01/2043	1,100	1,036
Austin Community College District Public Facility Corp.
5.00%, 08/01/2031	300	313
5.00%, 08/01/2031	580	604
Austin Independent School District
4.00%, 08/01/2032	2,835	2,962
4.00%, 08/01/2033	3,160	3,277
4.00%, 08/01/2034	3,620	3,730
4.00%, 08/01/2035	2,465	2,520
5.00%, 08/01/2039	3,600	3,870
5.00%, 08/01/2040	2,725	2,883
5.00%, 08/01/2042	4,145	4,312
5.00%, 08/01/2048	1,500	1,518
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2025	1,780	1,785
5.00%, 10/01/2026	1,400	1,425
5.00%, 10/01/2028	1,925	1,983
5.00%, 10/01/2030	2,175	2,232
5.00%, 10/01/2033	2,000	2,040
5.00%, 10/01/2034	2,000	2,035
5.00%, 10/01/2036	1,000	1,011
Barbers Hill Independent School District
4.00%, 02/15/2041	1,625	1,562
5.00%, 02/15/2042	1,200	1,260
Bastrop Independent School District
5.00%, 02/15/2041	5,240	5,505
Baybrook Municipal Utility District No 1
4.00%, 05/01/2041	205	189
Birdville Independent School District
5.00%, 02/15/2026	725	735
Board of Regents of the University of Texas System
5.00%, 08/15/2036	18,000	20,209
Boerne Independent School District
3.13%, 02/01/2053 (1)	2,220	2,218
Boling Independent School District
5.00%, 08/15/2037	825	896
5.00%, 08/15/2038	865	931
5.00%, 08/15/2039	910	972
5.00%, 08/15/2040	955	1,014
5.00%, 08/15/2041	1,000	1,053
Brazoria County Municipal Utility District No 22
4.38%, 09/01/2049	2,435	2,233
Brazos Higher Education Authority, Inc.
5.00%, 04/01/2032	1,175	1,247
Brazosport Independent School District
2.13%, 02/15/2033	1,310	1,140
Celina Independent School District
5.00%, 02/15/2039	450	486
5.00%, 02/15/2040	375	400
5.00%, 02/15/2041	540	571
5.00%, 02/15/2042	1,000	1,048
5.00%, 02/15/2043	500	520

The accompanying notes are an integral part of these financial statements.

360

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 10.53% – (continued)
5.00%, 02/15/2044	$1,000	$1,034
Central Texas Regional Mobility Authority
4.00%, 01/01/2033	965	985
4.00%, 01/01/2033	1,000	1,012
5.00%, 01/01/2029	750	795
5.00%, 01/01/2031	600	647
Central Texas Turnpike System
0.00%, 08/15/2025	5,500	5,478
5.00%, 08/15/2039	3,500	3,650
5.00%, 08/15/2042 (1)	5,800	6,102
City of Amarillo TX
2.00%, 02/15/2041	1,510	1,007
City of Amarillo TX Waterworks & Sewer System Revenue
4.00%, 04/01/2039	1,310	1,253
4.00%, 04/01/2040	1,450	1,357
City of Austin TX
5.00%, 09/01/2037	2,900	3,131
City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140	1,169
5.00%, 11/15/2028	1,000	1,001
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2032	750	846
5.00%, 11/15/2034	500	555
5.00%, 11/15/2036	15	15
5.00%, 11/15/2036	2,985	2,997
5.00%, 11/15/2039	1,575	1,662
5.00%, 11/15/2039	3,675	3,930
5.00%, 11/15/2040	2,820	2,958
5.00%, 11/15/2040	4,100	4,352
5.00%, 11/15/2041	2,500	2,602
5.00%, 11/15/2041	6,185	6,504
City of Bryan TX
2.00%, 08/15/2032	1,000	874
2.25%, 08/15/2035	2,465	2,032
City of Cedar Park TX
1.88%, 02/15/2038	1,625	1,139
City of College Station TX
2.13%, 02/15/2040	2,000	1,390
2.25%, 02/15/2041	1,000	685
City of Corpus Christi TX Utility System Revenue
5.00%, 07/15/2025	2,495	2,497
5.00%, 07/15/2028	2,000	2,129
5.00%, 07/15/2029	3,890	4,205
5.00%, 07/15/2031	1,920	2,126
5.00%, 07/15/2032	1,000	1,114
5.00%, 07/15/2032	3,130	3,496
5.00%, 07/15/2033	2,000	2,238
City of Crandall TX
3.38%, 09/15/2026 (2)	15	15
City of Dallas Housing Finance Corp.
4.63%, 10/01/2043	3,275	3,214
5.00%, 09/01/2026 (1)	2,310	2,317
City of Dallas TX
5.00%, 02/15/2026	3,500	3,544
5.00%, 02/15/2026	10,800	10,937
5.00%, 02/15/2027	8,125	8,418
5.00%, 02/15/2027	10,000	10,360

The accompanying notes are an integral part of these financial statements.

361

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 10.53% – (continued)
City of Dallas TX Hotel Occupancy Tax Revenue
4.00%, 08/15/2029	$1,110	$1,115
4.00%, 08/15/2030	2,085	2,091
City of Dallas TX Waterworks & Sewer System Revenue
4.00%, 10/01/2032	3,210	3,278
5.00%, 10/01/2040	5,095	5,441
City of Denton TX
2.00%, 02/15/2039	1,340	936
City of Denton TX Utility System Revenue
5.00%, 12/01/2036	1,600	1,617
City of Eagle Pass TX Waterworks & Sewer System Revenue
5.00%, 12/01/2042	1,015	1,043
5.00%, 12/01/2044	1,120	1,141
City of El Paso TX
5.00%, 08/15/2033	670	747
5.00%, 08/15/2035	785	869
City of El Paso TX Water & Sewer Revenue
5.00%, 03/01/2034	1,725	1,872
5.00%, 03/01/2035	1,035	1,115
5.00%, 03/01/2036	2,355	2,519
5.00%, 03/01/2040	1,700	1,780
City of Fort Worth TX
2.00%, 03/01/2040	3,000	2,004
City of Fort Worth TX Water & Sewer System Revenue
5.00%, 02/15/2040	5,950	6,230
City of Frisco TX
2.00%, 02/15/2041	820	547
City of Galveston TX Wharves & Terminal Revenue
5.25%, 08/01/2033	790	851
5.25%, 08/01/2038	1,175	1,215
5.25%, 08/01/2039	1,000	1,027
City of Garland TX
2.00%, 02/15/2040	2,205	1,464
5.00%, 02/15/2031	1,000	1,099
5.00%, 02/15/2032	1,000	1,107
5.00%, 02/15/2035	2,760	3,057
5.00%, 02/15/2036	1,000	1,096
5.00%, 02/15/2039	1,100	1,165
5.00%, 02/15/2041	1,600	1,666
City of Georgetown TX Utility System Revenue
5.00%, 08/15/2032	1,250	1,381
5.00%, 08/15/2034	1,300	1,417
City of Grand Prairie TX
4.00%, 02/15/2039	1,300	1,281
City of Greenville TX Waterworks & Sewer System Revenue
5.00%, 02/15/2029	1,865	1,993
5.00%, 02/15/2041	2,155	2,254
5.00%, 02/15/2043	3,760	3,881
City of Houston TX
5.00%, 03/01/2028	1,000	1,033
5.00%, 03/01/2031	2,880	3,068
5.00%, 03/01/2034	3,000	3,326
5.00%, 03/01/2038	535	573
5.25%, 03/01/2042	2,525	2,652
City of Houston TX Airport System Revenue
5.00%, 07/01/2027	3,000	3,134
5.00%, 07/01/2029	1,000	1,042
5.00%, 07/15/2030	4,665	4,665

The accompanying notes are an integral part of these financial statements.

362

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 10.53% – (continued)
5.00%, 07/01/2033	$1,770	$1,878
5.00%, 07/01/2034	2,815	2,970
5.25%, 07/01/2041	2,770	2,885
5.50%, 07/15/2037	1,000	1,039
5.50%, 07/15/2038	2,000	2,057
5.50%, 07/15/2039	5,150	5,267
City of Houston TX Combined Utility System Revenue
4.00%, 11/15/2035	300	304
4.00%, 11/15/2036	300	302
5.00%, 11/15/2026	11,105	11,467
5.00%, 11/15/2027	9,575	10,082
5.00%, 11/15/2035	15,000	16,780
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100	2,163
City of Lowry Crossing TX
4.25%, 09/15/2030 (2)	400	401
City of Mansfield TX
5.00%, 02/15/2034	485	550
5.00%, 02/15/2035	1,145	1,287
5.00%, 02/15/2036	695	774
5.00%, 02/15/2037	1,745	1,930
5.00%, 02/15/2038	1,900	2,082
5.00%, 02/15/2039	615	669
5.00%, 02/15/2040	970	1,044
5.00%, 02/15/2041	1,525	1,624
City of Odessa TX
4.00%, 03/01/2035	1,020	957
City of Plano TX
5.00%, 09/01/2034	1,950	1,956
5.00%, 09/01/2035	4,035	4,531
City of Princeton TX
5.38%, 09/01/2045 (2)	420	404
City of Round Rock TX
4.63%, 08/15/2047	5,000	4,834
City of San Antonio TX
3.00%, 08/01/2029	3,545	3,466
4.00%, 08/01/2033	1,185	1,231
City of San Antonio TX Airport System
5.00%, 07/01/2027	2,000	2,068
5.00%, 07/01/2028	1,750	1,830
City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045 (1)	22,440	21,663
1.75%, 02/01/2049 (1)	4,000	3,966
2.00%, 02/01/2049 (1)	15,940	15,234
5.00%, 02/01/2030	1,000	1,040
5.25%, 02/01/2041	20,000	21,335
5.25%, 02/01/2049	4,860	5,076
City of Texas City TX
5.00%, 02/15/2041	2,630	2,756
5.00%, 02/15/2043	4,790	4,947
City of Waco TX
4.00%, 02/01/2039	1,605	1,556
Clear Lake City Water Authority
3.00%, 03/01/2050	6,575	4,561
Clifton Higher Education Finance Corp.
3.00%, 08/15/2032	295	280
3.00%, 08/15/2033	260	242
3.00%, 08/15/2040	935	751

The accompanying notes are an integral part of these financial statements.

363

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 10.53% – (continued)
5.25%, 02/15/2043	$3,900	$4,080
Club Municipal Management District No 1
5.10%, 09/01/2044 (2)	1,000	955
Collin County Community College District
4.00%, 08/15/2038	3,300	3,254
Collin County Municipal Utility District No 2
4.00%, 09/01/2043	525	473
Comal County Water Control & Improvement District No 6
4.00%, 09/01/2045	1,790	1,571
4.00%, 09/01/2048	2,085	1,824
5.25%, 09/01/2030	2,375	2,476
Comal Independent School District
1.63%, 02/01/2032	2,485	2,123
3.00%, 02/15/2038	1,430	1,255
3.00%, 02/15/2039	1,185	1,012
3.00%, 02/01/2040	7,150	5,702
3.00%, 02/15/2041	2,500	2,026
5.00%, 02/15/2035	15,000	16,795
Como-Pickton Consolidated Independent School District
5.00%, 08/15/2037	310	337
Conroe Independent School District
5.00%, 02/15/2041	3,365	3,553
County of Collin TX
4.00%, 02/15/2037	1,105	1,111
5.00%, 02/15/2040	5,700	6,080
County of Denton TX
3.00%, 07/15/2033	5,215	4,936
County of Ector TX
5.00%, 02/15/2050	3,675	3,700
County of El Paso TX
5.00%, 02/15/2029	1,500	1,560
County of Harris TX
5.00%, 10/01/2027	5,000	5,259
5.00%, 08/15/2032	1,000	1,122
5.00%, 09/15/2034	750	850
5.00%, 09/15/2034	3,515	3,982
5.00%, 08/15/2041	8,500	8,578
County of Harris TX Toll Road Revenue
5.00%, 08/15/2039	7,275	7,773
5.00%, 08/15/2040	5,500	5,822
County of Johnson TX
5.00%, 02/15/2039	365	390
5.00%, 02/15/2040	390	412
5.00%, 02/15/2042	880	912
County of Lubbock TX
4.00%, 02/15/2040	3,385	3,214
5.00%, 02/15/2035	765	837
County of Tarrant TX
5.00%, 07/15/2037	945	1,016
5.00%, 07/15/2038	2,500	2,665
Crowley Independent School District
5.00%, 02/01/2040	4,650	4,910
Cypress-Fairbanks Independent School District
2.25%, 02/15/2043	2,000	1,320
3.00%, 02/15/2034	2,420	2,292
4.00%, 02/15/2033	575	592
5.00%, 02/15/2027	470	476

The accompanying notes are an integral part of these financial statements.

364

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 10.53% – (continued)
5.00%, 02/15/2038	$3,470	$3,726
5.00%, 02/15/2039	11,225	11,965
5.00%, 02/15/2040	13,055	13,802
Dallas Fort Worth International Airport
4.00%, 11/01/2034	1,930	1,960
4.00%, 11/01/2035	3,870	3,879
4.00%, 11/01/2046	3,950	3,578
5.00%, 11/01/2031	2,310	2,533
5.00%, 11/01/2032	1,500	1,683
5.00%, 11/01/2039	2,645	2,814
5.00%, 11/01/2043	1,500	1,523
5.25%, 11/01/2048	4,850	5,051
Dallas Independent School District
2.00%, 02/15/2042	3,900	2,510
4.00%, 02/15/2026	1,000	1,007
5.00%, 02/15/2041	13,295	13,957
5.00%, 02/15/2055 (1)	8,500	9,275
Denton County Municipal Utility District No 6
3.25%, 09/01/2049	1,470	1,086
Denton Independent School District
0.00%, 08/15/2025	500	498
5.00%, 08/15/2040	2,780	2,944
5.00%, 08/15/2041	5,250	5,522
Dickinson Independent School District
3.50%, 08/01/2037 (1)	2,760	2,759
Eagle Mountain & Saginaw Independent School District
5.00%, 08/15/2032	800	899
5.00%, 08/15/2034	1,225	1,354
East Montgomery County Improvement District Sales Tax Revenue
5.25%, 08/15/2049	4,385	4,566
Edinburg Consolidated Independent School District
5.00%, 02/15/2035	1,235	1,249
El Paso County Hospital District
5.00%, 08/15/2028	1,140	1,168
5.00%, 08/15/2030	1,455	1,487
5.00%, 02/15/2036	450	491
5.00%, 02/15/2037	1,150	1,242
5.00%, 08/15/2043	545	553
EP Essential Housing WF PFC
4.25%, 12/01/2034	8,000	7,932
Forney Independent School District
5.00%, 08/15/2034	2,540	2,766
5.00%, 08/15/2036	1,000	1,071
5.00%, 08/15/2038	610	656
5.00%, 08/15/2039	1,200	1,277
5.00%, 08/15/2040	1,200	1,269
Fort Bend County Municipal Utility District No 134B
6.00%, 03/01/2029	1,860	1,960
Fort Bend County Municipal Utility District No 184
4.00%, 04/01/2040	630	599
4.00%, 04/01/2041	660	613
Fort Bend County Municipal Utility District No 190
3.25%, 09/01/2049	2,135	1,511
Fort Bend County Municipal Utility District No 245
6.25%, 09/01/2033	125	140
7.00%, 09/01/2032	120	139

The accompanying notes are an integral part of these financial statements.

365

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 10.53% – (continued)
Fort Bend Independent School District
0.72%, 08/01/2051 (1)	$8,500	$8,220
0.88%, 08/01/2050 (1)	2,670	2,665
4.00%, 08/01/2054 (1)	15,205	15,487
Fort Worth Independent School District
2.38%, 02/15/2033	775	698
5.00%, 02/15/2035	1,125	1,260
5.00%, 02/15/2036	560	621
Fourth Ward Redevelopment Authority
4.00%, 09/01/2038	255	249
4.00%, 09/01/2039	330	319
4.25%, 09/01/2041	700	675
4.25%, 09/01/2043	1,000	943
5.00%, 09/01/2034	295	322
5.00%, 09/01/2035	365	395
5.00%, 09/01/2036	300	322
5.00%, 09/01/2037	210	224
Frisco Independent School District
5.00%, 02/15/2038	1,000	1,077
5.00%, 02/15/2039	5,465	5,837
5.00%, 02/15/2040	2,870	3,036
Georgetown Independent School District
2.50%, 08/15/2035	3,000	2,549
Glasscock County Independent School District
5.00%, 02/15/2034	700	727
5.00%, 02/15/2035	700	725
Grand Parkway Transportation Corp.
5.00%, 10/01/2031	2,630	2,758
5.00%, 10/01/2033	1,205	1,256
5.00%, 10/01/2037	2,000	2,057
5.00%, 10/01/2038	5,000	5,123
5.00%, 10/01/2043	5,700	5,764
5.00%, 10/01/2052 (1)	16,195	16,958
5.80%, 10/01/2046	1,620	1,675
5.85%, 10/01/2048	2,000	2,067
Guadalupe-Blanco River Authority
5.00%, 08/15/2037	760	814
6.00%, 08/15/2035	895	1,022
6.00%, 08/15/2036	760	864
Harlandale Independent School District
5.00%, 08/01/2030	1,305	1,347
Harris County Cultural Education Facilities Finance Corp.
5.00%, 07/01/2031	5,950	6,534
5.00%, 07/01/2034	12,420	13,803
5.00%, 07/01/2039	2,500	2,644
5.00%, 07/01/2040	1,500	1,574
5.00%, 10/01/2051 (1)	12,000	13,118
5.00%, 07/01/2054 (1)	4,070	4,339
Harris County Flood Control District
4.00%, 10/01/2036	480	483
4.00%, 10/01/2037	4,400	4,385
Harris County Municipal Utility District No 165
3.38%, 03/01/2042	2,190	1,790
4.75%, 03/01/2033	1,525	1,611
Harris County Municipal Utility District No 171
5.00%, 12/01/2030	1,620	1,679
Harris County Municipal Utility District No 491
6.50%, 09/01/2030	1,005	1,096

The accompanying notes are an integral part of these financial statements.

366

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 10.53% – (continued)
Harris County-Houston Sports Authority
5.00%, 11/15/2029	$1,480	$1,600
5.00%, 11/15/2030	2,000	2,185
5.00%, 11/15/2043	2,845	2,919
Harris-Waller Counties Municipal Utility District No 3
3.25%, 09/01/2049	1,875	1,387
3.50%, 09/01/2049	2,255	1,764
4.00%, 09/01/2037	660	657
4.00%, 09/01/2040	750	717
4.00%, 09/01/2041	825	773
4.00%, 09/01/2042	860	795
4.13%, 09/01/2043	855	796
Hays Consolidated Independent School District
5.00%, 02/15/2040	6,800	7,173
Henrietta Independent School District
5.00%, 06/15/2039	705	753
Hidalgo County Drain District No 1
3.13%, 09/01/2029	1,800	1,800
Housing Synergy PFC
5.00%, 02/01/2027 (1)	5,000	5,049
Houston Higher Education Finance Corp.
5.00%, 05/15/2034	5,000	5,649
Humble Independent School District
5.00%, 02/15/2043	10,000	10,078
Irving Hospital Authority
5.00%, 10/15/2038	1,200	1,200
5.00%, 10/15/2039	1,090	1,086
Irving Independent School District
5.00%, 02/15/2039	5,100	5,414
5.00%, 02/15/2042	5,000	5,192
La Porte Independent School District
5.00%, 02/15/2041	1,000	1,056
5.00%, 02/15/2042	1,000	1,046
5.00%, 02/15/2044	1,000	1,034
La Vega Independent School District
4.00%, 02/15/2037	1,485	1,480
Lamar Consolidated Independent School District
5.00%, 02/15/2040	4,675	4,924
Leander Independent School District
0.00%, 08/15/2034	2,000	1,429
0.00%, 08/15/2035	3,000	2,040
5.00%, 08/15/2038	9,955	9,977
5.00%, 08/15/2039	5,000	5,429
Leander Municipal Utility District No 2
4.00%, 08/15/2041	575	527
4.00%, 08/15/2042	605	548
4.13%, 08/15/2043	580	528
Lewisville Independent School District
3.13%, 08/15/2034	1,800	1,703
5.00%, 08/15/2042	15,000	15,685
5.00%, 08/15/2043	10,360	10,777
Love Field Airport Modernization Corp.
4.00%, 11/01/2034	5,000	5,002
4.00%, 11/01/2035	5,000	4,946
4.00%, 11/01/2038	1,000	952
5.00%, 11/01/2030	1,080	1,082
Lower Colorado River Authority
5.00%, 05/15/2026	1,000	1,018

The accompanying notes are an integral part of these financial statements.

367

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 10.53% – (continued)
5.00%, 05/15/2031	$3,740	$3,745
5.00%, 05/15/2032	705	782
5.00%, 05/15/2035	8,740	9,731
5.00%, 05/15/2036	1,425	1,489
5.00%, 05/15/2036	2,900	3,192
5.00%, 05/15/2039	3,250	3,437
5.00%, 05/15/2040	3,275	3,439
5.00%, 05/15/2040	5,250	5,386
Magnolia Independent School District
5.00%, 08/15/2037	1,450	1,563
5.00%, 08/15/2038	515	548
Mansfield Economic Development Corp.
5.00%, 08/01/2037	420	459
5.00%, 08/01/2038	440	476
5.00%, 08/01/2039	200	215
5.00%, 08/01/2040	305	324
5.00%, 08/01/2041	400	421
5.00%, 08/01/2042	410	428
5.00%, 08/01/2043	710	738
5.00%, 08/01/2044	745	770
5.00%, 08/01/2045	580	597
Matagorda County Navigation District No 1
2.60%, 11/01/2029	3,605	3,436
4.25%, 05/01/2030	5,925	6,081
Medina Valley Independent School District
5.00%, 02/15/2040	7,385	7,812
Mesquite Independent School District
5.00%, 08/15/2043	1,790	1,807
Midland Independent School District
4.00%, 02/15/2039	4,000	3,923
4.00%, 02/15/2040	2,450	2,378
Mission Economic Development Corp.
0.00%, 06/01/2048 (1)	4,750	4,790
4.00%, 06/01/2054 (1)	1,605	1,542
Montgomery County Municipal Utility District No 138
6.00%, 03/01/2032	345	387
Montgomery County Municipal Utility District No 144
7.00%, 05/01/2030	1,335	1,468
Montgomery County Municipal Utility District No 191
4.00%, 09/01/2042	1,330	1,202
4.25%, 09/01/2044	1,445	1,311
New Caney Independent School District
2.00%, 02/15/2039	1,000	707
5.00%, 02/15/2040	1,500	1,589
5.00%, 02/15/2041	1,350	1,422
New Hope Cultural Education Facilities Finance Corp.
4.00%, 08/15/2028 (2)	1,075	1,069
4.00%, 08/15/2029 (2)	1,000	990
4.00%, 08/15/2031 (2)	1,210	1,180
4.00%, 08/15/2036 (2)	1,545	1,412
4.25%, 10/01/2030	5,350	5,356
5.00%, 08/15/2026	200	204
5.00%, 08/15/2027	375	391
5.00%, 08/15/2030	3,500	3,632
5.00%, 11/01/2033	695	742
5.00%, 11/01/2035	610	646
5.00%, 12/01/2049	775	682

The accompanying notes are an integral part of these financial statements.

368

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 10.53% – (continued)
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	$505	$511
North East Independent School District
4.00%, 08/01/2032	13,400	13,402
North East Texas Regional Mobility Authority
5.00%, 01/01/2036	1,185	1,190
North Texas Municipal Water District Water System Revenue
3.00%, 09/01/2032	2,525	2,448
5.00%, 09/01/2032	6,000	6,722
North Texas Tollway Authority
0.00%, 01/01/2038	10,025	5,920
3.00%, 01/01/2038	4,000	3,468
5.00%, 01/01/2027	6,100	6,318
5.00%, 01/01/2030	75	76
5.00%, 01/01/2031	105	106
5.00%, 01/01/2031	500	505
5.00%, 01/01/2031	1,100	1,150
5.00%, 01/01/2032	1,100	1,147
5.00%, 01/01/2033	500	511
5.00%, 01/01/2033	1,250	1,300
5.00%, 01/01/2034	1,280	1,432
5.00%, 01/01/2034	1,400	1,451
5.00%, 01/01/2035	1,500	1,549
5.00%, 01/01/2035	4,145	4,598
5.00%, 01/01/2035	4,580	5,048
5.00%, 01/01/2036	550	553
5.00%, 01/01/2037	1,395	1,511
5.00%, 01/01/2039	4,915	4,931
5.25%, 01/01/2038	5,400	5,811
5.25%, 01/01/2042	1,355	1,433
Northlake Municipal Management District No 1
3.00%, 03/01/2035	545	498
3.00%, 03/01/2036	570	511
Northside Independent School District
3.00%, 08/01/2053 (1)	18,020	17,937
Northwest Independent School District
5.00%, 02/15/2033	1,060	1,106
5.00%, 02/15/2040	2,500	2,618
Pearland Independent School District
5.25%, 02/15/2032	335	340
5.25%, 02/15/2032	1,665	1,685
Pecos Barstow Toyah Independent School District
5.00%, 02/15/2036	2,000	2,066
5.00%, 02/15/2037	1,300	1,338
5.00%, 02/15/2038	1,650	1,661
5.00%, 02/15/2039	2,445	2,460
5.00%, 02/15/2040	2,750	2,764
5.00%, 02/15/2041	5,735	5,760
5.00%, 02/15/2042	2,970	2,980
5.00%, 02/15/2043	1,825	1,830
Permanent University Fund – Texas A&M University System
5.00%, 07/01/2037	6,585	7,120
Permanent University Fund – University of Texas System
5.00%, 07/01/2029	235	240
Plano Independent School District
5.00%, 02/15/2031	7,985	8,867
5.00%, 02/15/2033	2,600	2,883

The accompanying notes are an integral part of these financial statements.

369

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 10.53% – (continued)
5.00%, 02/15/2034	$2,175	$2,396
Port Authority of Houston of Harris County Texas
5.00%, 10/01/2040	4,150	4,380
Port of Beaumont Navigation District
1.88%, 01/01/2026 (2)	850	840
2.00%, 01/01/2027 (2)	550	532
2.13%, 01/01/2028 (2)	575	545
2.25%, 01/01/2029 (2)	820	764
2.50%, 01/01/2030 (2)	1,000	921
2.63%, 01/01/2031 (2)	800	728
Port of Port Arthur Navigation District
3.95%, 04/01/2040 (1)	41,365	41,365
4.00%, 04/01/2040 (1)	7,490	7,490
4.00%, 04/01/2040 (1)	11,085	11,085
Pottsboro Independent School District
5.00%, 02/15/2039	2,075	2,199
Prosper Independent School District
3.00%, 02/15/2040	3,000	2,544
5.00%, 02/15/2047	5,565	5,720
Richardson Independent School District
5.00%, 02/15/2042	1,545	1,612
Riverfield Municipal Utility District No 1
6.75%, 09/01/2033	180	206
6.88%, 09/01/2031	165	191
6.88%, 09/01/2032	170	196
Round Rock Independent School District
5.00%, 08/01/2036	220	220
5.00%, 08/01/2045	3,800	3,931
Sabine-Neches Navigation District
5.25%, 02/15/2036	500	541
5.25%, 02/15/2038	650	692
5.25%, 02/15/2040	1,890	1,981
5.25%, 02/15/2042	1,500	1,555
San Antonio Education Facilities Corp.
5.00%, 10/01/2027	500	514
5.00%, 10/01/2029	805	837
San Antonio Independent School District
5.00%, 08/15/2039	3,500	3,723
5.00%, 08/15/2040	4,330	4,581
San Antonio Water System
5.00%, 05/15/2032	270	303
5.00%, 05/15/2033	1,500	1,521
5.00%, 05/15/2035	540	593
5.00%, 05/15/2036	590	643
5.00%, 05/15/2036	7,400	7,527
5.25%, 05/15/2052	4,000	4,106
Sienna Municipal Utility District No 6
3.00%, 09/01/2049	2,000	1,402
Spring Branch Independent School District
3.00%, 02/01/2032	1,985	1,934
State of Texas
3.00%, 08/01/2034	1,045	945
4.00%, 08/01/2028	2,215	2,215
4.00%, 08/01/2029	3,345	3,345
4.00%, 08/01/2031	8,850	8,826
5.00%, 08/01/2025	2,035	2,038
5.00%, 08/01/2026	1,000	1,002
5.00%, 10/01/2032	9,460	10,665

The accompanying notes are an integral part of these financial statements.

370

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 10.53% – (continued)
5.00%, 04/01/2033	$1,315	$1,330
5.00%, 10/01/2036	1,500	1,548
5.00%, 10/01/2036	8,500	8,511
5.00%, 10/01/2036	9,310	9,323
5.00%, 08/01/2040	1,650	1,650
5.00%, 08/01/2042	5,490	5,575
Sunfield Municipal Utility District No 4
3.13%, 09/01/2040	1,000	791
Taft Independent School District
5.00%, 08/15/2039	1,140	1,217
Tarrant County College District
5.00%, 08/15/2038	5,000	5,320
5.00%, 08/15/2039	7,000	7,399
Tarrant County Cultural Education Facilities Finance Corp.
2.75%, 02/15/2036 (1)	270	250
4.00%, 12/01/2034	2,500	2,529
4.00%, 10/01/2041	1,950	1,805
4.00%, 10/01/2042	1,385	1,268
5.00%, 07/01/2026	1,775	1,810
5.00%, 07/01/2037	18,225	18,662
5.00%, 07/01/2038	4,615	4,702
5.00%, 10/01/2038	1,775	1,867
5.00%, 10/01/2039	1,650	1,721
5.00%, 11/15/2040	1,650	1,615
5.00%, 07/01/2043	2,400	2,402
5.00%, 11/15/2052 (1)	3,100	3,335
5.00%, 07/01/2053 (1)	19,500	20,610
Tarrant County Hospital District
5.25%, 08/15/2034	3,200	3,560
Tarrant Regional Water District Water Supply System Revenue
5.00%, 03/01/2035	2,290	2,562
Texas A&M University
5.00%, 05/15/2035	1,500	1,645
Texas Department of Housing & Community Affairs
2.50%, 09/01/2040	1,500	1,125
2.95%, 07/01/2036	1,535	1,327
3.50%, 03/01/2051	4,260	4,237
3.50%, 07/01/2052	9,805	9,747
3.90%, 07/01/2044	1,945	1,677
4.00%, 03/01/2050	895	902
5.13%, 01/01/2048	3,000	3,020
5.13%, 07/01/2055	2,775	2,781
5.75%, 01/01/2056	8,690	9,512
6.00%, 03/01/2053	5,410	5,869
6.00%, 03/01/2054	23,155	25,254
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2025	3,000	3,022
6.25%, 12/15/2026	1,400	1,437
Texas Municipal Gas Acquisition & Supply Corp. II
3.71% (3 Month Term SOFR + 0.86%), 09/15/2027 (3)	34,640	34,657
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2026	1,905	1,943
5.00%, 12/15/2027	4,500	4,645
5.00%, 12/15/2028	15,315	15,974
5.00%, 12/15/2032	4,430	4,717
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054 (1)	11,800	12,943

The accompanying notes are an integral part of these financial statements.

371

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 10.53% – (continued)
Texas Municipal Gas Acquisition & Supply Corp. V
5.00%, 01/01/2055 (1)	$38,900	$41,348
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 12/31/2032	2,500	2,507
4.00%, 12/31/2033	2,040	2,033
4.00%, 06/30/2036	1,175	1,138
5.00%, 06/30/2034	790	832
5.00%, 12/31/2034	995	1,044
5.13%, 06/30/2035	3,290	3,461
5.13%, 12/31/2035	785	823
5.25%, 06/30/2036	865	910
5.25%, 12/31/2036	735	771
5.38%, 06/30/2037	475	500
5.38%, 06/30/2039	3,250	3,373
Texas Public Finance Authority
5.00%, 02/01/2028	2,300	2,431
Texas State Technical College
5.25%, 08/01/2035	2,750	3,049
5.25%, 08/01/2036	2,675	2,941
Texas State University System
5.00%, 03/15/2027	2,790	2,904
5.00%, 03/15/2029	610	631
5.00%, 03/15/2033	10,000	11,255
5.00%, 03/15/2040	2,725	2,892
5.25%, 03/15/2054	8,000	8,220
Texas Transportation Commission
0.65%, 10/01/2041 (1)	15,145	14,757
Texas Transportation Commission State Highway 249 System
0.00%, 08/01/2034	1,060	727
0.00%, 08/01/2037	725	420
0.00%, 08/01/2038	800	436
0.00%, 08/01/2039	710	364
0.00%, 08/01/2040	1,500	722
Texas Water Development Board
3.00%, 10/15/2033	1,310	1,233
3.00%, 10/15/2034	1,550	1,431
4.00%, 08/01/2035	2,640	2,667
4.00%, 10/15/2036	8,740	8,657
4.00%, 10/15/2045	5,000	4,499
4.60%, 10/15/2039	5,000	5,089
4.88%, 10/15/2048	6,000	6,061
5.00%, 04/15/2028	1,500	1,597
5.00%, 10/15/2028	2,370	2,548
5.00%, 04/15/2029	2,000	2,169
5.00%, 10/15/2029	4,100	4,485
5.00%, 04/15/2032	1,420	1,536
5.00%, 04/15/2033	1,000	1,125
5.00%, 10/15/2033	3,420	3,834
5.00%, 10/15/2034	1,900	2,114
5.00%, 08/01/2040	950	1,016
5.00%, 10/15/2047	1,425	1,456
Thrall Independent School District
5.25%, 02/15/2049	1,000	1,041
5.25%, 02/15/2054	1,640	1,698
5.50%, 02/15/2038	1,750	1,963
Tomball Independent School District
5.00%, 02/15/2041	1,395	1,419
5.00%, 02/15/2041	2,605	2,760

The accompanying notes are an integral part of these financial statements.

372

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 10.53% – (continued)
Travis County Housing Finance Corp.
3.40%, 01/01/2059 (1)	$5,000	$5,007
University of Houston
5.00%, 02/15/2030	860	870
University of North Texas System
5.00%, 04/15/2032	210	235
5.00%, 04/15/2033	205	226
5.00%, 04/15/2034	280	307
5.00%, 04/15/2035	295	321
5.00%, 04/15/2036	280	302
5.00%, 04/15/2037	370	396
5.00%, 04/15/2038	425	451
5.00%, 04/15/2039	465	490
Uptown Development Authority
5.00%, 09/01/2033	715	720
Viridian Municipal Management District
4.00%, 12/01/2032	620	633
4.00%, 12/01/2033	760	772
4.00%, 12/01/2036	1,150	1,145
4.00%, 12/01/2037	1,150	1,130
6.25%, 12/01/2026	620	645
6.25%, 12/01/2027	300	321
6.25%, 12/01/2027	350	375
6.25%, 12/01/2028	340	373
6.25%, 12/01/2028	395	433
6.25%, 12/01/2030	680	773
Wichita Falls Independent School District
1.63%, 02/01/2032	3,150	2,731
Williamson County Municipal Utility District No 19F
6.75%, 08/15/2033	190	221
Willis Independent School District
2.00%, 02/15/2037	1,755	1,341
Wylie Independent School District/Collin County
5.25%, 08/15/2049	5,000	5,194

Total Texas		1,824,606

Utah – 0.95%
Canyons School District
1.50%, 06/15/2034	3,545	2,744
1.50%, 06/15/2035	2,000	1,486
2.50%, 06/15/2030	1,965	1,867
Central Utah Water Conservancy District
4.00%, 10/01/2039	1,460	1,400
City of Lehi UT Franchise & Sales Tax Revenue
5.25%, 02/01/2055	1,640	1,674
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2026	1,700	1,730
5.00%, 07/01/2026	3,000	3,053
5.00%, 07/01/2030	3,000	3,108
5.00%, 07/01/2032	6,900	7,115
5.00%, 07/01/2033	4,200	4,318
5.25%, 07/01/2036	1,850	1,992
5.25%, 07/01/2037	1,000	1,068
5.25%, 07/01/2038	1,250	1,322
5.25%, 07/01/2041	4,330	4,478
5.25%, 07/01/2042	7,555	7,755
5.25%, 07/01/2043	4,125	4,213

The accompanying notes are an integral part of these financial statements.

373

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utah – 0.95% – (continued)
City of St George UT Electric Revenue
4.00%, 06/01/2032	$1,270	$1,273
County of Utah UT
5.00%, 05/15/2046	7,500	7,437
5.00%, 05/15/2060 (1)	510	520
Davis County Municipal Building Authority
2.00%, 11/01/2038	1,000	701
Downtown Revitalization Public Infrastructure District
5.00%, 06/01/2032	1,000	1,099
5.00%, 06/01/2033	1,000	1,104
5.00%, 06/01/2035	1,650	1,833
5.00%, 06/01/2036	1,165	1,267
5.00%, 06/01/2038	3,165	3,265
5.00%, 06/01/2039	1,300	1,334
5.00%, 06/01/2040	1,185	1,234
5.00%, 06/01/2040	2,200	2,327
5.25%, 06/01/2041	1,105	1,169
5.25%, 06/01/2042	2,000	2,125
5.25%, 06/01/2044	1,400	1,457
5.25%, 06/01/2045	750	778
5.25%, 06/01/2045	4,200	4,396
Intermountain Power Agency
4.00%, 07/01/2036	1,860	1,843
5.00%, 07/01/2034	2,000	2,166
5.00%, 07/01/2037	2,565	2,708
5.00%, 07/01/2040	2,015	2,099
5.00%, 07/01/2041	1,225	1,256
5.00%, 07/01/2042	5,000	5,102
5.00%, 07/01/2044	1,280	1,298
5.25%, 07/01/2044	8,285	8,537
Mida Mountain Village Public Infrastructure District
5.50%, 06/15/2039 (2)	2,125	2,126
Nebo School District
2.00%, 07/01/2032	2,510	2,164
Point Phase 1 Public Infrastructure District No 1
5.13%, 03/01/2035	1,500	1,524
5.88%, 03/01/2045	3,071	3,120
Unified Fire Service Area
4.00%, 04/01/2032	2,265	2,265
Utah Charter School Finance Authority
4.00%, 04/15/2040	2,440	2,248
5.00%, 10/15/2046	1,000	993
5.00%, 04/15/2055	1,625	1,593
Utah Housing Corp.
6.25%, 07/01/2055	4,755	5,278
6.50%, 07/01/2055	5,000	5,562
6.75%, 07/01/2055	11,800	13,463
Utah Infrastructure Agency
4.00%, 10/15/2031	750	745
4.00%, 10/15/2041	3,350	2,943
5.00%, 10/15/2027	1,070	1,103
5.25%, 10/15/2033	965	992
5.25%, 10/15/2035	1,335	1,432
5.25%, 10/15/2039	400	425
5.50%, 10/15/2033	2,865	3,176
5.50%, 10/15/2049	1,000	1,033

The accompanying notes are an integral part of these financial statements.

374

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utah – 0.95% – (continued)
Weber School District
2.50%, 06/15/2037	$1,735	$1,393
2.50%, 06/15/2038	2,000	1,560
2.63%, 06/15/2039	2,050	1,584

Total Utah		164,373

Vermont – 0.06%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000	999
5.00%, 10/15/2029	890	884
Vermont Housing Finance Agency
3.00%, 11/01/2051	1,457	1,422
3.65%, 07/01/2028 (1)	1,635	1,646
4.95%, 01/01/2043	3,000	2,977
Vermont Student Assistance Corp.
5.00%, 06/15/2026	100	101
5.00%, 06/15/2027	700	708
5.00%, 06/15/2030	1,000	1,044
5.00%, 06/15/2031	500	523

Total Vermont		10,304

Virgin Islands – 0.18%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2026	5,995	6,044
5.00%, 10/01/2027	14,870	15,083
5.00%, 10/01/2028	4,145	4,223
5.00%, 10/01/2030	4,035	4,126
5.00%, 10/01/2039	2,580	2,532

Total Virgin Islands		32,008

Virginia – 1.29%
Albemarle County Economic Development Authority
5.00%, 06/01/2038	5,570	6,018
Arlington County Industrial Development Authority
5.00%, 01/01/2026	3,710	3,746
5.00%, 07/01/2027	905	942
5.00%, 07/01/2053 (1)	6,680	7,199
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2041	4,835	4,858
Chesapeake Economic Development Authority
3.65%, 02/01/2032 (1)	1,000	1,013
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
4.88%, 07/15/2040	4,460	4,467
City of Harrisonburg VA
1.75%, 07/15/2035	595	464
1.75%, 07/15/2036	4,000	2,999
City of Newport News VA Water Revenue
1.63%, 07/15/2034	2,980	2,365
County of Fairfax VA
4.00%, 10/01/2028	4,920	4,965
4.00%, 10/01/2038	2,660	2,653
Fairfax County Industrial Development Authority
4.00%, 05/15/2042	4,740	4,394
5.00%, 05/15/2032	10,000	11,176
Fairfax County Redevelopment & Housing Authority
5.00%, 10/01/2035	1,075	1,123
5.00%, 01/01/2045 (1)	1,645	1,703

The accompanying notes are an integral part of these financial statements.

375

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Virginia – 1.29% – (continued)
Gloucester County Economic Development Authority
4.25%, 09/01/2038 (1)	$2,000	$2,020
Halifax County Industrial Development Authority
3.80%, 12/01/2041 (1)	5,125	5,197
Hampton Roads Transportation Accountability Commission
5.00%, 07/01/2026	9,300	9,514
Isle Wight County Industrial Development Authority
5.25%, 07/01/2043	1,900	1,986
5.25%, 07/01/2053	1,260	1,273
Louisa Industrial Development Authority
3.65%, 11/01/2035 (1)	1,100	1,115
Petersburg Redevelopment & Housing Authority
4.00%, 05/01/2045 (1)	11,500	11,666
Rockingham County Economic Development Authority
4.00%, 12/01/2029	1,045	1,052
4.00%, 12/01/2030	1,085	1,087
Salem Economic Development Authority
5.00%, 04/01/2030	710	745
5.00%, 04/01/2031	400	417
5.00%, 04/01/2032	700	725
5.00%, 04/01/2033	350	361
5.00%, 04/01/2034	925	946
Stafford County Economic Development Authority
4.00%, 06/15/2037	50	47
5.00%, 06/15/2030	150	152
5.00%, 06/15/2033	150	152
5.00%, 06/15/2034	500	505
Virginia College Building Authority
3.00%, 02/01/2036	1,320	1,196
3.00%, 02/01/2039	1,165	978
4.00%, 02/01/2034	1,235	1,241
4.00%, 06/01/2036	1,525	1,466
4.00%, 09/01/2036	6,500	6,528
4.00%, 09/01/2041	1,690	1,594
5.00%, 02/01/2026	1,000	1,013
5.00%, 02/01/2030	1,500	1,581
5.00%, 02/01/2034	1,000	1,076
5.00%, 02/01/2039	18,215	19,396
5.00%, 02/01/2040	5,750	6,143
5.25%, 02/01/2041	6,400	6,804
Virginia Commonwealth Transportation Board
4.00%, 05/15/2031	1,250	1,258
Virginia Housing Development Authority
3.63%, 07/01/2055 (1)	14,175	14,174
Virginia Port Authority
5.00%, 07/01/2041	2,460	2,451
Virginia Public Building Authority
5.00%, 08/01/2029	1,000	1,018
5.00%, 08/01/2029	4,570	4,578
5.00%, 08/01/2033	3,000	3,035
Virginia Public School Authority
5.00%, 08/01/2036	4,220	4,680
Virginia Small Business Financing Authority
4.00%, 01/01/2033	3,250	3,212
4.00%, 07/01/2033	1,160	1,142
4.00%, 01/01/2034	2,500	2,450
4.00%, 07/01/2034	1,785	1,741
4.00%, 01/01/2048	2,955	2,446

The accompanying notes are an integral part of these financial statements.

376

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Virginia – 1.29% – (continued)
5.00%, 01/01/2026	$750	$755
5.00%, 01/01/2027	1,000	1,022
5.00%, 01/01/2033	4,000	4,208
5.00%, 07/01/2033	2,325	2,439
5.00%, 01/01/2036	6,500	6,712
5.00%, 07/01/2037	1,355	1,386
5.00%, 01/01/2038	2,000	2,041
5.00%, 07/01/2038	2,000	2,033
5.00%, 12/31/2047	1,500	1,500
5.00%, 06/15/2060 (1)	2,000	2,130
Williamsburg Economic Development Authority
4.00%, 07/01/2043	4,000	3,685
Winchester Economic Development Authority
5.00%, 01/01/2029	1,250	1,334
York County Economic Development Authority
3.65%, 05/01/2033 (1)	3,650	3,699

Total Virginia		223,190

Washington – 2.90%
Auburn School District No 408 of King & Pierce Counties
5.00%, 12/01/2033	2,000	2,077
Central Puget Sound Regional Transit Authority
4.00%, 11/01/2040	7,500	7,345
5.00%, 11/01/2035	960	967
5.00%, 11/01/2041	14,900	15,056
Central Washington University
4.00%, 05/01/2027	1,000	1,000
City of Seattle WA Municipal Light & Power Revenue
4.00%, 07/01/2035	3,430	3,511
4.00%, 07/01/2041	2,360	2,283
5.00%, 04/01/2039	3,405	3,536
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675	685
County of Grant WA
5.25%, 12/01/2050	550	572
5.50%, 12/01/2055	2,100	2,220
County of King WA Sewer Revenue
2.15% (SIFMA Municipal Swap Index Yield + 0.23%), 01/01/2040 (3)	13,060	12,896
4.00%, 07/01/2041	4,000	3,773
County of Pierce WA
2.60%, 07/01/2036	2,040	1,710
County of Spokane WA Airport Revenue
5.25%, 01/01/2041	1,375	1,434
Energy Northwest
5.00%, 07/01/2034	6,890	7,430
5.00%, 07/01/2037	2,000	2,213
5.00%, 07/01/2037	10,000	10,458
5.00%, 07/01/2039	2,835	3,072
5.00%, 07/01/2039	10,400	11,198
5.00%, 07/01/2040	14,500	15,489
King & Snohomish Counties School District No 417 Northshore
5.00%, 12/01/2026	2,575	2,660
5.00%, 12/01/2039	1,250	1,344
5.00%, 12/01/2040	1,380	1,476
5.00%, 12/01/2041	2,655	2,815
5.00%, 12/01/2042	2,245	2,361

The accompanying notes are an integral part of these financial statements.

377

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Washington – 2.90% – (continued)
King County Housing Authority
4.00%, 12/01/2026	$430	$435
4.00%, 06/01/2027	585	592
4.00%, 12/01/2027	400	406
4.00%, 11/01/2031	1,640	1,657
4.00%, 11/01/2032	1,705	1,728
5.00%, 11/01/2027	1,000	1,042
5.00%, 11/01/2028	1,430	1,508
5.00%, 11/01/2029	750	798
King County Public Hospital District No 1
5.00%, 12/01/2032	3,900	3,979
King County School District No 403 Renton
5.00%, 12/01/2038	2,410	2,593
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600	1,662
Pasco Public Facilities District Sales Tax Revenue
4.25%, 11/01/2054	1,400	1,269
Pierce & King Counties School District No 417 Fife
4.00%, 12/01/2038	2,000	1,974
4.00%, 12/01/2039	2,500	2,436
Pierce County School District No 403 Bethel
4.00%, 12/01/2038	6,500	6,428
Port of Seattle WA
3.75%, 06/01/2027	3,000	3,001
5.00%, 05/01/2028	2,860	2,944
5.00%, 04/01/2030	2,000	2,001
5.00%, 08/01/2031	12,510	13,422
5.00%, 04/01/2033	3,205	3,333
5.00%, 05/01/2035	3,000	3,038
5.00%, 05/01/2035	5,925	6,001
5.00%, 04/01/2036	3,940	4,036
5.00%, 08/01/2038	12,000	12,318
5.00%, 08/01/2039	1,380	1,408
5.00%, 08/01/2041	2,930	2,964
5.00%, 05/01/2043	8,220	8,201
5.25%, 07/01/2039	14,585	15,303
5.25%, 07/01/2041	6,750	6,993
5.50%, 08/01/2047	6,930	7,154
Port of Tacoma WA
5.00%, 12/01/2043	8,000	8,081
Seattle Housing Authority
1.00%, 06/01/2026	2,365	2,300
Skagit County Public Hospital District No 1
5.50%, 12/01/2040	500	523
5.50%, 12/01/2043	1,010	1,037
Snohomish County Public Utility District No 1 Electric System Revenue
5.00%, 12/01/2037	5,530	5,546
5.00%, 12/01/2040	3,500	3,508
Snohomish County School District No 15 Edmonds
5.00%, 12/01/2037	8,560	9,372
5.00%, 12/01/2039	3,450	3,713
5.00%, 12/01/2040	5,000	5,357
5.00%, 12/01/2041	6,500	6,911
South Correctional Entity Facility Public Development Authority
3.00%, 12/01/2038	900	728
Spokane Public Facilities District
5.00%, 12/01/2038	1,175	1,189

The accompanying notes are an integral part of these financial statements.

378

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Washington – 2.90% – (continued)
State of Washington
4.00%, 07/01/2035	$1,600	$1,642
4.00%, 07/01/2035	3,700	3,794
5.00%, 08/01/2026	9,630	9,876
5.00%, 08/01/2027	235	240
5.00%, 08/01/2027	10,025	10,512
5.00%, 08/01/2028	235	240
5.00%, 08/01/2030	235	240
5.00%, 07/01/2032	5,655	6,383
5.00%, 06/01/2034	660	691
5.00%, 08/01/2034	15,000	15,488
5.00%, 08/01/2037	1,200	1,311
5.00%, 08/01/2037	2,500	2,531
5.00%, 08/01/2038	4,535	4,583
5.00%, 08/01/2038	12,455	13,598
5.00%, 02/01/2039	2,135	2,191
5.00%, 06/01/2039	2,000	2,052
5.00%, 02/01/2040	15,000	15,951
5.00%, 08/01/2040	980	1,052
5.00%, 02/01/2041	1,585	1,613
5.00%, 07/01/2042	6,750	7,069
5.00%, 08/01/2047	1,750	1,800
University of Washington
4.00%, 05/01/2048 (1)	10,000	10,159
5.00%, 12/01/2036	6,000	6,073
5.00%, 04/01/2037	5,000	5,514
5.25%, 12/01/2046	1,500	1,505
Vancouver Housing Authority
4.50%, 10/01/2042	500	487
4.50%, 10/01/2042	2,000	1,947
5.00%, 12/01/2042	3,035	2,908
Washington Health Care Facilities Authority
4.00%, 03/01/2041	2,405	2,232
4.00%, 08/15/2041	1,100	1,006
5.00%, 07/01/2025	360	360
5.00%, 08/01/2028	1,005	1,061
5.00%, 07/01/2029	115	118
5.00%, 07/01/2030	410	420
5.00%, 08/01/2030	3,500	3,745
5.00%, 08/15/2030	1,000	1,018
5.00%, 08/15/2031	845	858
5.00%, 08/15/2032	480	486
5.00%, 07/01/2034	105	107
5.00%, 03/01/2037	2,500	2,738
5.00%, 03/01/2038	2,000	2,192
5.00%, 10/01/2038	1,725	1,788
5.00%, 07/01/2042	2,415	2,373
5.00%, 08/01/2044	1,500	1,494
5.00%, 08/01/2049 (1)	10,000	10,017
5.00%, 08/15/2055 (1)	2,750	2,932
Washington Higher Education Facilities Authority
4.00%, 01/01/2043	1,765	1,605
5.00%, 10/01/2029	1,855	1,873
5.00%, 10/01/2033	735	738
Washington State Convention Center Public Facilities District
3.00%, 07/01/2043	810	606
4.00%, 07/01/2031	13,860	14,043

The accompanying notes are an integral part of these financial statements.

379

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Washington – 2.90% – (continued)
Washington State Housing Finance Commission
4.09%, 03/20/2040 (1)	$5,973	$5,608
4.20%, 07/01/2029 (2)	1,130	1,130
5.00%, 01/01/2026 (2)	300	301
5.00%, 12/01/2026	350	361
5.00%, 06/01/2028	500	529
5.00%, 06/01/2029	500	536
5.00%, 06/01/2030	500	541
5.00%, 12/01/2030	500	544
5.00%, 07/01/2033 (2)	635	688
5.00%, 07/01/2034 (2)	1,000	1,079
5.00%, 07/01/2037	1,045	1,114
5.00%, 07/01/2038 (2)	1,500	1,568
5.00%, 07/01/2045 (2)	2,000	1,995
5.25%, 07/01/2055 (2)	3,050	3,045
6.25%, 06/01/2054	2,495	2,741
Whatcom County Public Utility District No 1
5.00%, 12/01/2033	1,300	1,396
5.00%, 12/01/2034	1,000	1,072
5.00%, 12/01/2035	1,000	1,062
5.25%, 12/01/2036	850	911
5.25%, 12/01/2038	1,400	1,484

Total Washington		501,435

West Virginia – 0.42%
Morgantown Utility Board, Inc.
5.00%, 12/01/2041	2,000	2,011
Ohio County Board of Education
3.00%, 06/01/2030	2,275	2,252
Parkersburg Municipal Building Commission
4.00%, 11/01/2039	320	299
4.25%, 11/01/2044	320	292
4.38%, 11/01/2054	710	626
State of West Virginia
5.00%, 06/01/2041	1,330	1,364
5.00%, 06/01/2041	5,000	5,085
West Virginia Economic Development Authority
3.00%, 06/01/2037 (1)	2,130	2,099
3.38%, 03/01/2040 (1)	5,245	5,234
4.70%, 04/01/2036 (1)	2,450	2,462
West Virginia Hospital Finance Authority
5.00%, 01/01/2031	620	638
5.00%, 06/01/2036	4,000	4,324
5.00%, 06/01/2039	4,030	4,227
5.00%, 09/01/2039	3,125	3,141
5.00%, 06/01/2040	3,000	3,117
5.00%, 01/01/2043	1,405	1,360
5.00%, 06/01/2055 (1)	10,115	10,797
5.13%, 09/01/2042	3,500	3,636
5.25%, 06/01/2042	2,865	2,988
5.25%, 06/01/2043	3,000	3,107
5.25%, 06/01/2044	4,270	4,396
5.25%, 06/01/2045	3,000	3,070
West Virginia Housing Development Fund
2.90%, 11/01/2026	1,255	1,242
5.00%, 08/01/2027 (1)	3,170	3,274

The accompanying notes are an integral part of these financial statements.

380

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
West Virginia – 0.42% – (continued)
West Virginia Parkways Authority
5.00%, 06/01/2037	$2,000	$2,064

Total West Virginia		73,105

Wisconsin – 1.42%
Beaver Dam Unified School District
5.00%, 04/01/2042	7,210	7,554
City of Madison WI
2.00%, 10/01/2025	7,690	7,655
City of Milwaukee WI
5.00%, 04/01/2028	1,000	1,050
County of Marathon WI
2.00%, 02/01/2033	1,005	861
2.00%, 02/01/2033	1,380	1,182
2.00%, 02/01/2034	1,025	847
2.00%, 02/01/2034	1,330	1,099
2.00%, 02/01/2035	945	755
2.00%, 02/01/2035	1,355	1,082
2.00%, 02/01/2036	985	762
Hudson School District
2.25%, 03/01/2027	1,185	1,164
Kewaunee School District/WI
5.00%, 04/01/2039	1,000	1,061
5.00%, 04/01/2040	1,000	1,053
Madison Metropolitan School District/WI
5.00%, 03/01/2037	1,500	1,647
5.00%, 03/01/2038	1,105	1,200
5.00%, 03/01/2040	1,560	1,667
Marinette School District
1.75%, 03/01/2035	825	795
1.75%, 03/01/2035	2,055	1,559
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570	586
Monroe School District
4.00%, 03/01/2041	1,485	1,407
Mukwonago Area School District
5.00%, 04/01/2035	1,400	1,565
5.00%, 04/01/2036	3,120	3,421
New Glarus School District
3.00%, 04/01/2029	500	497
Public Finance Authority
3.00%, 12/01/2026 (2)	1,000	968
4.00%, 06/15/2031 (2)	450	433
4.00%, 04/01/2032 (2)	1,550	1,499
4.00%, 07/15/2034 (2)	500	478
4.00%, 08/01/2035	5,830	5,532
4.00%, 07/15/2039 (2)	250	223
4.00%, 06/15/2042 (2)	750	624
4.00%, 06/01/2045	7,495	6,605
4.13%, 05/01/2026 (2)	135	134
5.00%, 10/01/2026 (2)	590	597
5.00%, 10/01/2027 (2)	610	623
5.00%, 12/01/2027	4,920	4,997
5.00%, 05/15/2028 (2)	200	202
5.00%, 10/01/2029 (2)	155	160
5.00%, 06/15/2030	170	179
5.00%, 06/15/2031	490	529
5.00%, 06/15/2032	345	374

The accompanying notes are an integral part of these financial statements.

381

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 1.42% – (continued)
5.00%, 06/15/2034	$275	$297
5.00%, 10/01/2034 (2)	6,495	6,617
5.00%, 12/01/2034 (2)	3,835	3,891
5.00%, 07/01/2035	5,000	5,182
5.00%, 06/15/2036	425	451
5.00%, 07/01/2036	55	56
5.00%, 01/01/2037	500	517
5.00%, 01/01/2038	350	360
5.00%, 10/01/2039 (2)	600	592
5.00%, 03/01/2041	5,640	5,669
5.00%, 10/01/2043 (2)	360	343
5.00%, 10/01/2044	1,840	1,816
5.00%, 12/15/2044 (2)	690	628
5.00%, 03/01/2046	6,900	6,922
5.00%, 10/01/2048 (2)	380	350
5.25%, 06/01/2027 (2)	590	604
5.25%, 06/01/2028 (2)	1,590	1,638
5.25%, 07/01/2028	2,290	2,292
5.25%, 06/01/2029 (2)	1,590	1,649
5.25%, 06/01/2030 (2)	1,590	1,655
5.25%, 12/01/2031	555	598
5.25%, 12/01/2032	590	636
5.25%, 06/15/2035	300	320
5.25%, 05/15/2037 (2)	120	120
5.25%, 03/01/2042	1,575	1,547
5.25%, 06/15/2045	300	304
5.25%, 12/01/2054	2,250	2,097
6.45%, 04/01/2060 (2)	1,500	1,399
School District of Maple
4.00%, 10/15/2025	2,540	2,540
State of Wisconsin
5.00%, 05/01/2034	2,400	2,446
5.00%, 05/01/2035	1,750	2,010
5.00%, 05/01/2043	6,000	6,323
University of Wisconsin Hospitals & Clinics
4.00%, 04/01/2037	1,375	1,360
4.00%, 04/01/2038	2,010	1,931
5.00%, 04/01/2038	550	598
5.00%, 04/01/2040	1,125	1,194
5.00%, 04/01/2054 (1)	7,945	8,663
Waunakee Community School District
3.63%, 04/01/2030	6,000	6,045
4.38%, 04/01/2044	4,000	3,771
Wisconsin Center District
0.00%, 12/15/2028	1,025	911
0.00%, 12/15/2030	550	451
0.00%, 12/15/2030	1,045	857
Wisconsin Health & Educational Facilities Authority
3.00%, 10/15/2038	1,790	1,491
3.00%, 10/15/2039	930	756
3.63%, 11/01/2029	800	797
4.00%, 02/15/2026	510	510
4.00%, 02/15/2031	460	460
4.00%, 02/15/2033	550	550
4.00%, 11/01/2034	1,000	1,000
4.00%, 11/15/2043	3,630	3,256
4.20%, 08/15/2028	2,050	2,040
4.38%, 11/01/2039	1,345	1,336

The accompanying notes are an integral part of these financial statements.

382

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 1.42% – (continued)
4.50%, 02/15/2054	$1,660	$1,567
5.00%, 04/01/2026	1,000	1,014
5.00%, 02/15/2027	300	300
5.00%, 04/01/2027	1,700	1,760
5.00%, 08/01/2027 (2)	3,500	3,553
5.00%, 04/01/2028	900	949
5.00%, 11/01/2029	760	782
5.00%, 02/15/2030	2,390	2,414
5.00%, 04/01/2030	1,670	1,765
5.00%, 02/15/2033	2,130	2,321
5.00%, 12/15/2033	1,450	1,520
5.00%, 11/15/2035	5,500	5,544
5.00%, 09/01/2036	400	418
5.00%, 08/15/2039	5,395	5,629
5.00%, 10/01/2041	640	643
5.00%, 04/01/2044	1,850	1,828
5.00%, 08/15/2054 (1)	830	844
5.00%, 08/15/2054 (1)	1,770	1,888
5.00%, 08/15/2054 (1)	2,565	2,735
5.00%, 10/01/2054 (1)	1,335	1,456
5.25%, 02/15/2035	4,890	5,347
5.50%, 02/15/2054	1,775	1,859
Wisconsin Housing & Economic Development Authority
5.00%, 12/01/2027 (1)	6,060	6,219
5.00%, 08/01/2058 (1)	1,145	1,165
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.00%, 03/01/2052	975	957
3.50%, 09/01/2031	5,000	4,982
3.50%, 09/01/2050	1,205	1,200
3.63%, 03/01/2034	3,605	3,549
4.25%, 09/01/2044	3,075	2,812
5.00%, 09/01/2039	3,100	3,231
6.00%, 03/01/2054	2,695	2,937
6.00%, 09/01/2054	4,830	5,212
6.00%, 03/01/2055	2,150	2,343

Total Wisconsin		245,215

Wyoming – 0.06%
County of Campbell WY
3.63%, 07/15/2039	5,160	4,503
County of Laramie WY
4.00%, 05/01/2026	200	201
Wyoming Community Development Authority
3.00%, 06/01/2049	3,770	3,712
4.30%, 12/01/2040	2,410	2,349

Total Wyoming		10,765

Total Municipal Bonds (Cost: $17,259,380)		17,056,268

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 1.48%
Money Market Funds – 1.47%
Fidelity Institutional Money Market Government Portfolio – Class I, 4.27% (6)	254,648	254,648

Total Money Market Funds (Cost: $254,648)		254,648

The accompanying notes are an integral part of these financial statements.

383

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.01%
Citibank, New York, 3.83% due 07/01/2025	$205	$205
Sumitomo Trust Bank, London, 3.83% due 07/01/2025	1,289	1,289

Total Time Deposits (Cost: $1,494)		1,494

Total Short-Term Investments (Cost: $256,142)		256,142

TOTAL INVESTMENTS IN SECURITIES – 100.00% (Cost: $17,515,522)		17,312,410

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.00%		107

TOTAL NET ASSETS – 100.00%		$17,312,517

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of June 30, 2025.

(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $425,283, which represents 2.46% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2025.

(4)	Security in default as of June 30, 2025. The value of these securities totals $710, which represents 0.00% of total net assets.

(5)	Non-income producing security.

(6)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(385)	U.S. Long Bond Future	Sep. 2025	$(43,146)	$(44,455)	$(1,309)
(900)	U.S. Ultra 10 Year Note Future	Sep. 2025	(100,838)	(102,839)	(2,001)

					$(3,310)

MUNICIPAL BONDS	Percentages of Net Assets
Education	4.90%
General Obligation	20.43
General Revenue	28.95
Healthcare	10.36
Housing	8.46
Transportation	15.45
Utilities	9.97

Total Municipal Bonds	98.52

SHORT-TERM INVESTMENTS	1.48

TOTAL INVESTMENTS	100.00
OTHER ASSETS IN EXCESS OF LIABILITIES	0.00

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

384

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 98.67%
Alabama – 2.21%
Baldwin County Industrial Development Authority
5.00%, 06/01/2055 (1)(2)	$3,350	$3,377
Black Belt Energy Gas District
4.00%, 06/01/2051 (1)	2,500	2,530
4.00%, 10/01/2052 (1)	1,075	1,078
4.00%, 10/01/2052 (1)	3,380	3,389
4.00%, 12/01/2052 (1)	1,500	1,489
4.00%, 04/01/2053 (1)	500	502
5.00%, 03/01/2055 (1)	6,075	6,427
5.00%, 05/01/2055 (1)	900	943
5.00%, 10/01/2055 (1)	3,115	3,279
5.25%, 12/01/2053 (1)	3,775	4,046
5.25%, 01/01/2054 (1)	4,160	4,425
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2025	1,515	1,521
5.00%, 10/01/2026	1,050	1,076
5.25%, 10/01/2040	1,000	1,055
5.25%, 10/01/2043	2,095	2,169
5.25%, 10/01/2045	100	102
5.25%, 10/01/2049	1,990	2,012
5.50%, 10/01/2053	2,450	2,512
Energy Southeast A Cooperative District
5.25%, 07/01/2054 (1)	2,575	2,755
5.50%, 11/01/2053 (1)	6,665	7,192
Health Care Authority of the City of Huntsville
4.00%, 06/01/2045	2,500	2,203
Homewood Educational Building Authority
5.00%, 10/01/2056	275	257
Hoover Industrial Development Board
5.75%, 10/01/2049	920	928
Huntsville-Redstone Village Special Care Facilities Financing Authority
5.50%, 01/01/2028 (3)(4)	250	138
5.50%, 01/01/2043 (3)(4)	195	107
6.88%, 01/01/2043 (3)(4)	135	74
7.50%, 01/01/2047 (3)(4)	245	135
Jacksonville Public Educational Building Authority
5.00%, 08/01/2056	125	123
Mobile County Industrial Development Authority
4.75%, 12/01/2054	4,740	4,361
5.00%, 06/01/2054	3,525	3,378
Phenix City Industrial Development Board
4.13%, 05/15/2035	855	820
Prattville Industrial Development Board
5.30%, 09/01/2028	1,325	1,397
Selma Industrial Development Board
3.45%, 11/01/2033 (1)	375	367
4.20%, 05/01/2034	1,155	1,167
Southeast Alabama Gas Supply District
5.00%, 06/01/2049 (1)	2,400	2,530
Southeast Energy Authority A Cooperative District
4.00%, 12/01/2051 (1)	5,815	5,747
5.00%, 11/01/2035	1,500	1,550
5.00%, 05/01/2055 (1)	500	528
5.00%, 10/01/2055 (1)	2,600	2,740
5.00%, 01/01/2056 (1)	1,660	1,694
5.25%, 03/01/2055 (1)	1,715	1,792

The accompanying notes are an integral part of these financial statements.

385

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Alabama – 2.21% – (Continued)
5.50%, 01/01/2053 (1)	$2,000	$2,134
Tuscaloosa County Industrial Development Authority
5.25%, 05/01/2044 (2)	7,860	7,765

Total Alabama		93,814

Alaska – 0.13%
Alaska Housing Finance Corp.
4.00%, 12/01/2048	410	412
6.00%, 06/01/2054	95	103
Alaska Industrial Development & Export Authority
5.00%, 01/01/2030	1,415	1,416
5.00%, 01/01/2034	1,000	1,000
Northern Tobacco Securitization Corp.
0.00%, 06/01/2066	17,575	2,100
4.00%, 06/01/2050	525	502

Total Alaska		5,533

Arizona – 2.85%
Arizona Board of Regents
5.00%, 07/01/2054	800	811
Arizona Health Facilities Authority
3.75% (S&P 7 Day Municipal High Grade Rate + 0.81%), 01/01/2037 (5)	970	939
Arizona Industrial Development Authority
0.00%, 05/20/2033 (1)	4,787	167
3.63%, 05/20/2033	1,767	1,693
3.75%, 02/01/2048 (1)	4,170	4,170
4.00%, 07/15/2030 (2)	230	226
4.00%, 11/01/2037	100	95
4.00%, 07/15/2040 (2)	990	872
4.00%, 07/01/2041	575	509
4.00%, 07/15/2041 (2)	265	213
4.00%, 12/15/2041 (2)	850	717
4.00%, 07/01/2042	100	83
4.00%, 11/01/2045	500	422
4.00%, 07/15/2050 (2)	1,610	1,267
4.00%, 11/01/2050	1,500	1,222
4.00%, 07/01/2051	2,250	1,851
4.00%, 07/15/2051 (2)	500	357
4.00%, 12/15/2051 (2)	1,150	866
4.00%, 07/15/2056 (2)	1,425	983
4.25%, 07/01/2042	3,215	2,751
4.50%, 07/15/2029 (2)	3,250	3,139
4.50%, 07/01/2054	1,000	810
5.00%, 07/01/2032	425	445
5.00%, 07/01/2037 (2)	225	225
5.00%, 07/01/2039 (2)	100	96
5.00%, 07/15/2039	190	184
5.00%, 07/15/2040 (2)	505	502
5.00%, 07/15/2040 (2)	1,450	1,388
5.00%, 07/01/2047 (2)	225	210
5.00%, 07/01/2049 (2)	100	89
5.00%, 07/01/2049 (2)	945	830
5.00%, 07/15/2049	2,590	2,290
5.00%, 07/15/2050 (2)	2,665	2,343
5.00%, 07/01/2051 (2)	255	233
5.00%, 07/01/2054 (2)	500	444
5.00%, 07/01/2054 (2)	1,000	868
5.00%, 07/01/2057	1,250	1,151

The accompanying notes are an integral part of these financial statements.

386

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arizona – 2.85% – (Continued)
5.25%, 07/01/2037 (2)	$205	$205
5.25%, 07/01/2060	1,500	1,429
5.38%, 07/01/2050 (2)	510	494
5.50%, 07/01/2038 (2)	945	950
5.50%, 07/01/2052 (2)	3,535	3,285
5.75%, 07/15/2048 (2)	250	251
6.75%, 12/01/2055 (2)	4,100	4,109
6.88%, 02/01/2065 (2)	5,000	4,896
Chandler Industrial Development Authority
5.00%, 09/01/2052 (1)	5,525	5,622
City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045	2,000	1,743
Glendale Industrial Development Authority
4.00%, 07/01/2028	245	243
5.00%, 07/01/2033	435	438
5.00%, 07/01/2038	1,070	1,055
5.00%, 07/01/2048	2,990	2,644
5.00%, 05/15/2056	700	585
Industrial Development Authority of the City of Phoenix Arizona
4.10%, 12/01/2035 (1)	9,820	9,821
5.00%, 07/01/2030	700	719
5.00%, 07/01/2035 (2)	375	375
5.00%, 07/01/2035 (2)	970	970
5.00%, 07/01/2037	4,750	4,762
5.00%, 07/01/2044	85	81
5.00%, 07/01/2045 (2)	150	141
5.00%, 07/01/2045 (2)	290	275
5.00%, 07/01/2049	1,390	1,299
5.00%, 07/01/2059	145	131
Industrial Development Authority of the County of Pima
4.00%, 06/15/2041 (2)	2,380	2,010
4.00%, 06/15/2051 (2)	1,215	930
4.00%, 06/15/2057 (2)	1,245	921
5.00%, 06/15/2049 (2)	125	114
7.00%, 11/15/2057 (2)	250	262
La Paz County Industrial Development Authority
4.00%, 02/15/2046	345	276
4.00%, 02/15/2051	580	439
5.00%, 02/15/2036 (2)	1,200	1,201
Maricopa County Industrial Development Authority
3.50%, 07/01/2044 (2)	520	398
4.00%, 07/01/2029 (2)	295	296
4.00%, 10/15/2047 (2)	6,730	5,587
4.00%, 07/01/2050	100	81
4.00%, 07/01/2056 (2)	1,350	1,042
4.25%, 07/01/2044	800	695
5.00%, 07/01/2036 (2)	150	149
5.00%, 07/01/2047 (2)	1,500	1,340
5.00%, 07/01/2049 (2)	150	141
5.00%, 07/01/2049	900	872
5.00%, 07/01/2054 (2)	1,000	923
5.50%, 07/01/2060	1,040	1,021
5.88%, 07/01/2060 (2)	105	102
6.00%, 01/01/2048 (2)	250	195
Maricopa County Pollution Control Corp.
2.40%, 06/01/2035	115	92
3.60%, 02/01/2040	415	361
3.60%, 04/01/2040	1,000	869

The accompanying notes are an integral part of these financial statements.

387

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arizona – 2.85% – (Continued)
4.50%, 08/01/2042	$1,220	$1,148
Salt Verde Financial Corp.
5.00%, 12/01/2037	5,545	5,775
Sierra Vista Industrial Development Authority
5.00%, 06/15/2044 (2)	2,220	2,119
5.00%, 06/15/2054 (2)	2,095	1,897
5.00%, 06/15/2059 (2)	2,075	1,855
5.00%, 06/15/2064 (2)	3,075	2,714
Tempe Industrial Development Authority
4.00%, 12/01/2038	1,190	1,086
4.00%, 12/01/2046	1,170	967
5.00%, 12/01/2050	500	447
5.00%, 12/01/2054	750	660

Total Arizona		120,969

Arkansas – 0.98%
Arkansas Development Finance Authority
4.50%, 09/01/2049 (2)	13,240	12,726
4.65%, 07/01/2050	2,685	2,562
4.70%, 07/01/2055	2,650	2,562
4.75%, 09/01/2049 (2)	7,630	7,393
5.00%, 09/01/2027	1,000	1,026
5.45%, 09/01/2052	4,305	4,312
5.70%, 05/01/2053	600	608
6.88%, 07/01/2048 (2)	2,500	2,682
7.38%, 07/01/2048 (2)	2,500	2,710
City of Osceola AR
5.50%, 04/01/2036 (1)	5,125	5,125

Total Arkansas		41,706

California – 9.13%
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500	2,528
5.00%, 10/01/2037	2,000	2,020
California Community Choice Financing Authority
4.00%, 02/01/2052 (1)	1,620	1,610
5.00%, 12/01/2053 (1)	5,995	6,262
5.00%, 05/01/2054 (1)	500	527
5.00%, 01/01/2055 (1)	1,085	1,121
5.00%, 02/01/2055 (1)	2,835	3,012
5.00%, 02/01/2055 (1)	8,310	8,781
5.00%, 08/01/2055 (1)	1,200	1,265
5.00%, 11/01/2055 (1)	2,000	2,064
5.00%, 01/01/2056 (1)	500	516
5.25%, 01/01/2054	2,500	2,620
5.25%, 11/01/2054 (1)	200	212
5.50%, 10/01/2054 (1)	2,960	3,174
California Community Housing Agency
3.00%, 08/01/2056 (2)	200	129
4.00%, 08/01/2046 (2)	920	754
4.00%, 08/01/2047 (2)	3,500	2,618
4.00%, 02/01/2050 (2)	980	726
4.00%, 08/01/2050 (2)	3,350	2,500
4.00%, 08/01/2051 (2)	1,000	452
4.00%, 02/01/2056 (2)	9,050	6,297
4.00%, 02/01/2056 (2)	13,075	8,098
5.00%, 08/01/2049 (2)	7,540	6,685

The accompanying notes are an integral part of these financial statements.

388

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 9.13% – (Continued)
California Educational Facilities Authority
5.00%, 12/01/2035	$1,000	$1,024
5.25%, 10/01/2044	1,000	984
5.50%, 10/01/2053	2,130	2,087
California Enterprise Development Authority
5.00%, 06/01/2064 (2)	2,300	2,056
California Health Facilities Financing Authority
3.00%, 08/15/2051	1,385	960
5.00%, 12/01/2028	500	528
5.00%, 12/01/2039	520	531
5.25%, 11/15/2058	255	249
California Housing Finance Agency
3.25%, 08/20/2036	4,433	4,131
3.50%, 11/20/2035	2,663	2,485
4.00%, 03/20/2033	3,022	3,025
4.25%, 01/15/2035	1,383	1,402
4.38%, 09/20/2036	1,473	1,472
California Infrastructure & Economic Development Bank
0.00%, 01/01/2061 (2)	29,000	2,088
4.00%, 10/01/2041	2,235	2,213
5.00%, 11/01/2047	155	153
5.00%, 01/01/2056 (2)	355	295
California Municipal Finance Authority
3.00%, 10/01/2049	100	68
3.00%, 05/15/2054	405	287
3.88%, 03/01/2054 (1)	150	143
4.00%, 11/15/2027	200	199
4.00%, 07/15/2029	6,150	6,021
4.00%, 08/15/2037	1,560	1,515
4.00%, 10/01/2038	1,000	942
4.00%, 10/01/2039	1,495	1,389
4.00%, 09/01/2041	550	494
4.00%, 08/15/2042	1,635	1,482
4.00%, 12/31/2047	1,470	1,222
4.00%, 03/01/2050	250	198
4.00%, 02/01/2051	1,215	991
4.00%, 11/15/2056	875	642
4.38%, 09/01/2053 (1)	125	124
5.00%, 10/01/2026	400	408
5.00%, 05/15/2027	150	154
5.00%, 07/01/2027	300	309
5.00%, 06/30/2029	335	345
5.00%, 12/31/2031	1,240	1,268
5.00%, 07/01/2032	1,055	1,073
5.00%, 04/01/2035	1,235	1,202
5.00%, 05/15/2036	2,680	2,741
5.00%, 10/01/2039 (2)	1,115	1,066
5.00%, 11/01/2039 (2)	195	182
5.00%, 12/31/2043	21,445	20,930
5.00%, 10/01/2044	1,200	1,170
5.00%, 06/01/2046	750	722
5.00%, 11/01/2046 (2)	1,500	1,386
5.00%, 12/31/2047	1,000	957
5.00%, 06/01/2048	1,000	954
5.00%, 10/01/2049 (2)	515	456
5.00%, 09/01/2054	295	281
5.00%, 10/01/2057 (2)	1,000	859
5.13%, 09/01/2050	1,725	1,704

The accompanying notes are an integral part of these financial statements.

389

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 9.13% – (Continued)
5.13%, 09/01/2059	$110	$107
5.25%, 11/01/2052	2,165	2,202
5.25%, 06/01/2053	2,655	2,743
5.38%, 07/01/2045 (2)	500	465
5.38%, 09/01/2055	1,500	1,502
5.50%, 11/01/2045 (2)	1,000	971
5.50%, 01/01/2060 (2)	2,000	1,874
5.88%, 05/01/2059 (2)	15	15
California Pollution Control Financing Authority
3.70%, 07/01/2043 (1)(2)	650	650
5.00%, 07/01/2037 (2)	5,000	5,001
California Public Finance Authority
5.00%, 11/15/2036 (2)	250	241
5.00%, 11/15/2046 (2)	50	44
5.00%, 10/15/2047	3,075	2,905
6.38%, 06/01/2059 (2)	3,555	3,198
6.50%, 06/01/2054 (2)	4,395	4,106
6.75%, 07/01/2065 (2)	7,000	7,312
California School Finance Authority
4.00%, 06/01/2061 (2)	1,000	633
5.00%, 07/01/2025 (2)	375	375
5.00%, 06/01/2029 (2)	250	251
5.00%, 06/01/2030 (2)	300	304
5.00%, 07/01/2037 (2)	690	696
5.00%, 10/01/2042 (2)	500	488
5.00%, 07/01/2047 (2)	500	462
5.00%, 07/01/2047 (2)	1,235	1,181
5.00%, 07/01/2052 (2)	1,340	1,209
5.13%, 06/01/2047 (2)	250	230
6.38%, 07/01/2046 (2)	1,000	1,000
California Statewide Communities Development Authority
3.00%, 04/01/2051	550	366
4.00%, 09/02/2028	20	20
4.00%, 09/02/2029	20	20
4.00%, 09/02/2030	20	20
4.00%, 09/02/2031	15	15
4.00%, 09/02/2031	75	74
4.00%, 04/01/2038	2,400	2,264
4.00%, 09/02/2041	110	99
4.00%, 09/02/2041	110	99
4.00%, 09/02/2041	135	117
4.00%, 09/02/2051	1,070	876
4.00%, 09/02/2051	1,315	1,060
4.00%, 09/02/2051	1,340	1,097
4.31%, 07/01/2032	220	202
5.00%, 12/01/2027 (2)	205	208
5.00%, 11/01/2032 (2)	1,135	1,151
5.00%, 01/01/2038	750	768
5.00%, 09/02/2039	745	754
5.00%, 05/15/2040	1,000	1,001
5.00%, 11/01/2041 (2)	1,375	1,315
5.00%, 09/02/2042	1,590	1,603
5.00%, 01/01/2043	1,000	1,010
5.00%, 09/02/2044	700	695
5.00%, 09/02/2044	1,000	1,013
5.00%, 09/02/2044	1,350	1,359
5.00%, 12/01/2046 (2)	270	255
5.00%, 01/01/2048	2,840	2,855

The accompanying notes are an integral part of these financial statements.

390

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 9.13% – (Continued)
5.00%, 09/02/2049	$35	$35
5.00%, 09/02/2049	700	685
5.00%, 09/02/2049	1,000	981
5.00%, 09/02/2052	2,315	2,253
5.25%, 12/01/2044	1,105	1,074
5.25%, 12/01/2048 (2)	800	776
5.25%, 12/01/2056 (2)	14,530	13,920
5.50%, 12/01/2054	5,225	5,133
5.50%, 12/01/2058 (2)	8,575	8,366
California Statewide Financing Authority
6.00%, 05/01/2043	100	102
Central Valley Energy Authority
5.00%, 12/01/2055 (1)	525	560
Chino Community Facilities District
4.00%, 09/01/2051	1,500	1,242
City & County of San Francisco CA Community Facilities District No 2016-1
4.00%, 09/01/2032 (2)	345	343
City & County of San Francisco CA Special Tax District No 2020-1
4.00%, 09/01/2041 (2)	1,600	1,427
4.00%, 09/01/2046 (2)	875	725
4.00%, 09/01/2051 (2)	980	785
5.75%, 09/01/2053 (2)	95	98
5.75%, 09/01/2053 (2)	2,050	2,115
City of Fontana CA
5.00%, 09/01/2033	540	578
City of Irvine CA
4.00%, 09/02/2027	20	20
4.00%, 09/02/2028	30	30
City of Los Angeles Department of Airports
4.00%, 05/15/2044	3,000	2,703
5.00%, 05/15/2051	1,000	999
5.50%, 05/15/2047	2,725	2,807
City of Palm Desert CA
4.00%, 09/01/2041	1,225	1,115
4.00%, 09/01/2051	750	619
City of Rancho Cordova CA
5.00%, 09/01/2040	360	363
5.00%, 09/01/2049	1,000	996
5.00%, 09/01/2049	1,250	1,249
City of Sacramento CA
5.00%, 09/01/2049	1,500	1,428
City of Santa Clarita CA Community Facilities District No 2002-1
4.00%, 09/01/2035 (2)	800	760
City of Vernon CA Electric System Revenue
5.00%, 10/01/2025	500	502
CMFA Special Finance Agency
3.00%, 12/01/2056 (2)	1,000	629
4.00%, 08/01/2045 (2)	1,205	1,018
4.00%, 12/01/2045 (2)	650	493
CMFA Special Finance Agency VII
4.00%, 08/01/2047 (2)	3,570	3,170
CMFA Special Finance Agency XII
3.25%, 02/01/2057 (2)	1,500	1,034
4.38%, 08/01/2049 (2)	1,980	1,621
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2052	150	150
CSCDA Community Improvement Authority
2.65%, 12/01/2046 (2)	700	538

The accompanying notes are an integral part of these financial statements.

391

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 9.13% – (Continued)
2.80%, 03/01/2047 (2)	$150	$113
2.88%, 08/01/2041 (2)	100	88
3.00%, 07/01/2045 (2)	2,000	1,507
3.00%, 06/01/2047 (2)	500	334
3.00%, 06/01/2048 (2)	100	69
3.00%, 12/01/2056 (2)	5,500	3,618
3.10%, 07/01/2045 (2)	250	201
3.13%, 07/01/2056 (2)	7,600	4,831
3.13%, 08/01/2056 (2)	1,530	1,099
3.13%, 06/01/2057 (2)	1,850	1,068
3.38%, 07/01/2043 (2)	300	232
4.00%, 10/01/2046 (2)	1,275	968
4.00%, 07/01/2056 (2)	2,500	1,888
4.00%, 07/01/2056 (2)	7,237	5,356
4.00%, 08/01/2056 (2)	4,625	3,957
4.00%, 09/01/2056 (2)	1,015	726
4.00%, 10/01/2056 (2)	1,000	778
4.00%, 10/01/2056 (2)	6,210	4,584
4.00%, 12/01/2056 (2)	5,695	4,137
4.00%, 02/01/2057 (2)	1,500	1,084
4.00%, 04/01/2057 (2)	1,050	723
4.00%, 05/01/2057 (2)	250	169
4.00%, 12/01/2058 (2)	750	516
4.00%, 12/01/2059 (2)	1,905	988
4.00%, 12/01/2059 (2)	2,625	1,262
5.00%, 07/01/2051 (2)	165	149
5.00%, 01/01/2054 (2)	970	866
East County Advanced Water Purification Joint Powers Authority
3.13%, 09/01/2026	5,000	5,015
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046	9,000	8,469
Freddie Mac Multifamily ML Certificates
3.35%, 11/25/2033	2,273	2,165
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2066	72,925	7,702
5.00%, 06/01/2051	290	285
Hastings Campus Housing Finance Authority
5.00%, 07/01/2061 (2)	4,950	4,228
Hayward Unified School District
4.00%, 08/01/2050	1,380	1,221
Inglewood Unified School District
5.50%, 08/01/2044	155	168
Inland Empire Tobacco Securitization Corp.
0.00%, 06/01/2036	3,000	1,349
Irvine Unified School District
5.00%, 03/01/2057	795	782
Lake Elsinore Public Financing Authority
5.00%, 09/01/2031	1,190	1,194
Lodi Unified School District
3.00%, 08/01/2046	500	380
Los Angeles Department of Water & Power
5.00%, 07/01/2036	100	108
5.00%, 07/01/2036	1,000	1,072
5.00%, 07/01/2038	640	676
5.00%, 07/01/2040	155	162
5.00%, 07/01/2040	300	314
5.00%, 07/01/2048	500	507
5.00%, 07/01/2050	315	317

The accompanying notes are an integral part of these financial statements.

392

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 9.13% – (Continued)
5.00%, 07/01/2052	$1,770	$1,775
5.25%, 07/01/2044	150	159
5.25%, 07/01/2046	100	105
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2034	500	551
5.00%, 07/01/2038	340	358
5.00%, 07/01/2039	1,015	1,058
5.25%, 07/01/2053	500	510
Los Angeles Housing Authority
6.00%, 12/01/2062 (2)	1,420	1,318
Menifee Union School District
4.00%, 09/01/2036	500	484
Morongo Band of Mission Indians
5.00%, 10/01/2042 (2)	115	115
Mountain House Community Facilities District
5.00%, 09/01/2045	635	618
5.00%, 09/01/2055	625	598
5.13%, 09/01/2045	500	495
New Hampshire Business Finance Authority
3.93%, 07/20/2039 (1)	2,475	2,296
Northern California Gas Authority No 1
3.78% (3 Month Term SOFR + 0.72%), 07/01/2027 (5)	260	260
Orange County Community Facilities District
5.00%, 08/15/2037	250	262
5.00%, 08/15/2038	260	272
5.25%, 08/15/2045	1,975	1,975
Palomar Health
5.00%, 11/01/2042	1,350	1,026
Pasadena Public Financing Authority
0.00%, 06/01/2042	215	96
Rancho Mirage Community Facilities District
5.00%, 09/01/2054	1,000	966
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2047	3,000	3,048
River Islands Public Financing Authority
4.00%, 09/01/2041	605	546
5.00%, 09/01/2039	635	644
5.00%, 09/01/2048	500	487
5.00%, 09/01/2048	750	725
5.00%, 09/01/2054	1,235	1,180
Riverside County Redevelopment Successor Agency
0.00%, 10/01/2039	1,000	535
Riverside County Transportation Commission
3.00%, 06/01/2049	250	185
4.00%, 06/01/2046	5,250	4,685
4.00%, 06/01/2047	563	491
San Diego County Regional Airport Authority
4.00%, 07/01/2046	1,000	862
4.00%, 07/01/2056	1,000	873
5.00%, 07/01/2048	100	100
5.50%, 07/01/2055	2,425	2,545
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2026	1,375	1,395
5.25%, 05/01/2049	200	202
5.50%, 05/01/2055	2,400	2,490
San Francisco Community College District
3.00%, 06/15/2045	100	75

The accompanying notes are an integral part of these financial statements.

393

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 9.13% – (Continued)
San Joaquin Valley Clean Energy Authority
5.50%, 01/01/2056 (1)	$750	$823
Southern California Public Power Authority
5.00%, 07/01/2033	500	554
5.00%, 07/01/2053	500	506
5.00%, 04/01/2055 (1)	345	363
State of California
3.00%, 11/01/2040	500	420
5.00%, 03/01/2055	865	895
Tejon Ranch Public Facilities Finance Authority
5.00%, 09/01/2054	155	149
Transbay Joint Powers Authority
5.00%, 10/01/2033	250	258
5.00%, 10/01/2034	250	257
5.00%, 10/01/2035	240	245
5.00%, 10/01/2038	600	603
University of California
5.25%, 05/15/2055	550	575
West Sacramento Financing Authority
5.00%, 09/01/2034	135	148

Total California		387,047

Colorado – 6.42%
2000 Holly Metropolitan District
5.00%, 12/01/2050	910	821
9th Avenue Metropolitan District No 2
5.00%, 12/01/2048	1,562	1,467
Aerotropolis Regional Transportation Authority
4.38%, 12/01/2052	8,080	6,450
5.50%, 12/01/2044 (2)	2,000	1,933
5.75%, 12/01/2054 (2)	650	637
Amber Creek Metropolitan District
5.00%, 12/01/2037	693	672
5.13%, 12/01/2047	1,550	1,456
Arista Metropolitan District
8.25%, 12/15/2039	500	506
Arkansas River Power Authority
5.00%, 10/01/2033	500	511
5.00%, 10/01/2043	225	221
Aurora Crossroads Metropolitan District No 2
5.00%, 12/01/2040	1,000	978
5.00%, 12/01/2050	1,500	1,399
Aviation Station North Metropolitan District No 2
5.00%, 12/01/2039	750	733
5.00%, 12/01/2048	3,850	3,548
Banning Lewis Ranch Metropolitan District No 8
4.88%, 12/01/2051 (2)	500	423
Belford North Metropolitan District
5.50%, 12/01/2050	1,100	949
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	3,490	3,262
Berthoud-Heritage Metropolitan District No 10
4.75%, 12/01/2052	500	400
Board of Water Commissioners City & County of Denver
3.00%, 09/15/2045	2,000	1,493
Brighton Crossing Metropolitan District No 6
5.00%, 12/01/2040	515	492
5.00%, 12/01/2050	3,485	3,179

The accompanying notes are an integral part of these financial statements.

394

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 6.42% – (Continued)
Broadway Park North Metropolitan District No 2
5.00%, 12/01/2040 (2)	$2,255	$2,078
5.00%, 12/01/2049 (2)	730	644
Buffalo Highlands Metropolitan District
5.25%, 12/01/2038	500	492
Canyon Pines Metropolitan District Special Improvement District No 1
3.75%, 12/01/2040	500	383
Canyons Metropolitan District No 5
6.50%, 12/15/2054	2,300	2,294
Cascade Ridge Metropolitan District
5.00%, 12/01/2051	1,330	1,106
Centerra Metropolitan District No 1
5.00%, 12/01/2051	1,000	932
Chambers Highpoint Metropolitan District No 2
5.00%, 12/01/2041	1,285	1,097
5.00%, 12/01/2051	705	541
City & County of Denver CO
5.00%, 10/01/2032	13,175	13,174
City & County of Denver CO Airport System Revenue
5.00%, 12/01/2048	340	334
City & County of Denver CO Pledged Excise Tax Revenue
0.00%, 08/01/2034	500	341
Clear Creek Transit Metropolitan District No 2
5.00%, 12/01/2050	1,309	929
Colorado Crossing Metropolitan District No 2
4.00%, 12/01/2030	500	483
5.00%, 12/01/2050	3,705	3,329
Colorado Educational & Cultural Facilities Authority
4.00%, 05/01/2051	1,100	868
4.00%, 05/01/2061	1,835	1,374
5.75%, 04/01/2059 (2)	675	658
5.80%, 04/01/2054 (2)	1,345	1,334
6.88%, 02/01/2059 (2)	7,000	7,130
Colorado Health Facilities Authority
3.25%, 08/01/2049	670	495
4.00%, 05/15/2031	40	40
4.00%, 05/15/2032	50	49
4.00%, 05/15/2033	55	54
4.00%, 05/15/2034	55	54
4.00%, 05/15/2035	55	53
4.00%, 05/15/2036	60	57
4.00%, 11/01/2039	3,775	3,532
4.00%, 12/01/2040	250	228
4.00%, 05/15/2041	100	89
4.00%, 01/01/2042	600	511
4.00%, 05/15/2048	150	122
4.00%, 09/01/2050	375	396
4.00%, 12/01/2050	500	405
5.00%, 01/01/2037	255	255
5.00%, 01/01/2038	400	401
5.00%, 12/01/2043	1,925	1,892
5.00%, 05/15/2054	850	852
5.13%, 12/01/2055	760	742
5.25%, 05/15/2028	500	509
5.75%, 12/01/2035 (2)	100	68
6.13%, 12/01/2045 (2)	875	534
6.25%, 12/01/2050 (2)	485	297

The accompanying notes are an integral part of these financial statements.

395

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 6.42% – (Continued)
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	$3,330	$3,282
5.00%, 12/31/2051	5,000	4,796
5.00%, 12/31/2056	5,760	5,496
Colorado Housing & Finance Authority
3.00%, 05/01/2051	1,155	1,138
5.75%, 11/01/2054	850	930
6.50%, 05/01/2055	825	929
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	1,090	1,049
Conexus Metropolitan District No 1
6.25%, 12/01/2055	2,720	2,643
Copper Ridge Metropolitan District
5.00%, 12/01/2039	500	472
Cornerstar Metropolitan District
5.13%, 12/01/2037	500	485
Cottonwood Hollow Residential Metropolitan District
5.00%, 12/01/2051	500	385
Creekside Village Metropolitan District
5.00%, 12/01/2039	1,232	1,148
5.00%, 12/01/2049	528	451
Creekwalk Marketplace Business Improvement District
6.00%, 12/01/2054	3,000	2,787
Crystal Crossing Metropolitan District
5.25%, 12/01/2040	500	500
Denver Convention Center Hotel Authority
5.00%, 12/01/2030	2,000	2,028
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	2,393	2,356
5.63%, 12/01/2048	2,130	2,024
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800	1,746
6.00%, 12/01/2055	415	438
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	600	602
Denver Urban Renewal Authority
5.25%, 12/01/2039 (2)	900	872
DIATC Metropolitan District
3.25%, 12/01/2029 (2)	295	277
5.00%, 12/01/2039 (2)	500	476
E-470 Public Highway Authority
3.69% (SOFR + 0.75%), 09/01/2039 (5)	900	895
5.00%, 09/01/2040	105	111
Elbert & Highway 86 Commercial Metropolitan District
5.00%, 12/01/2041 (2)	500	477
5.00%, 12/01/2051 (2)	2,500	2,219
Fitzsimons Village Metropolitan District No 1
5.00%, 12/01/2049	1,530	1,396
Fitzsimons Village Metropolitan District No 3
4.25%, 12/01/2055	1,250	997
Four Corners Business Improvement District
6.00%, 12/01/2052	500	491
Gardens on Havana Metropolitan District No 3
5.13%, 12/01/2037	500	484
Gold Hill North Business Improvement District
5.60%, 12/01/2054 (2)	2,800	2,614
Granary Metropolitan District No 9 Special Assessment District No 1
5.45%, 12/01/2044 (2)	920	849

The accompanying notes are an integral part of these financial statements.

396

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 6.42% – (Continued)
Great Western Metropolitan District
4.75%, 12/01/2050	$623	$523
Greenways Metropolitan District No 1
4.63%, 12/01/2051	500	373
Haskins Station Metropolitan District
5.00%, 12/01/2049	500	427
Haymeadow Metropolitan District No 1
6.13%, 12/01/2054	2,125	2,139
Highlands Metropolitan District No 1
4.00%, 12/01/2031	175	161
5.00%, 12/01/2041	550	492
5.00%, 12/01/2051	575	481
HM Metropolitan District No 2
0.00%, 12/01/2051	14,200	11,362
Hogback Metropolitan District
5.00%, 12/01/2041	1,450	1,349
5.00%, 12/01/2051	7,995	7,127
Hunters Overlook Metropolitan District No 5
4.25%, 12/01/2054	1,100	999
Independence Metropolitan District No 3
5.38%, 12/01/2054	1,000	953
7.13%, 12/15/2054	564	567
Jacoby Farm Metropolitan District
5.00%, 12/15/2046 (2)	500	436
Jefferson Center Metropolitan District No 1
5.75%, 12/15/2050	665	665
Karl’s Farm Metropolitan District No 2
6.20%, 12/15/2044	567	569
Kinston Metropolitan District No 5
5.13%, 12/01/2050	500	450
Lafferty Canyon Metropolitan District
5.63%, 12/01/2055	2,000	1,905
Lambertson Farms Metropolitan District No 1
6.25%, 12/20/2054 (2)	500	495
Larkridge Metropolitan District No 2
5.25%, 12/01/2048	500	466
Longs Peak Metropolitan District
5.25%, 12/01/2051 (2)	900	837
Mead Place Metropolitan District No 4
0.00%, 12/01/2054 (2)	2,200	1,517
Mineral Business Improvement District
5.75%, 12/01/2054 (2)	1,780	1,722
Newlin Crossing Metropolitan District
5.38%, 12/01/2054 (2)	500	467
Nexus North at DIA Metropolitan District
5.00%, 12/01/2041	500	453
Nine Mile Metropolitan District
5.13%, 12/01/2040	1,000	978
North Holly Metropolitan District
5.50%, 12/01/2048	1,510	1,455
North Range Metropolitan District No 2
5.75%, 12/01/2047	1,000	967
North Range Metropolitan District No 3
5.25%, 12/01/2050	2,500	2,433
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048	2,313	2,098
Palisade Metropolitan District No 2
0.00%, 12/15/2054 (2)	500	462

The accompanying notes are an integral part of these financial statements.

397

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 6.42% – (Continued)
Palisade Park North Metropolitan District No 1
5.25%, 12/15/2051	$500	$435
Park Creek Metropolitan District
5.00%, 12/01/2027	50	50
Peak Metropolitan District No 1
5.00%, 12/01/2041 (2)	1,000	874
Prairie Corner Metropolitan District
4.88%, 12/01/2051	2,500	2,007
Pronghorn Valley Metropolitan District
3.75%, 12/01/2041	515	425
4.00%, 12/01/2051	2,650	2,063
Public Authority for Colorado Energy
6.25%, 11/15/2028	345	361
6.50%, 11/15/2038	1,690	1,986
Pueblo Urban Renewal Authority
0.00%, 12/01/2025 (2)	250	244
4.75%, 12/01/2045 (2)	2,390	2,070
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650	661
Rampart Range Metropolitan District No 5
4.00%, 12/01/2036	1,250	1,164
4.00%, 12/01/2051	8,560	6,724
Red Barn Metropolitan District
5.50%, 12/01/2055	500	485
Redtail Ridge Metropolitan District
0.00%, 12/01/2032	7,250	4,295
Regional Transportation District
3.00%, 07/15/2037	1,150	995
4.00%, 07/15/2038	1,150	1,104
Reunion Metropolitan District
3.63%, 12/01/2044	703	492
Ridgeline Vista Metropolitan District
5.25%, 12/01/2060	1,730	1,544
Riverwalk Metropolitan District No 2
5.00%, 12/01/2052	1,865	1,521
RM Mead Metropolitan District
5.25%, 12/01/2050	1,370	1,324
Rocky Mountain Rail Park Metropolitan District
5.00%, 12/01/2031 (2)	500	500
5.00%, 12/01/2051 (2)	4,390	3,903
Sabell Metropolitan District
5.00%, 12/01/2050 (2)	905	842
Second Creek Farm Metropolitan District No 3
5.00%, 12/01/2049	1,195	1,067
Senac South Metropolitan District No 1
5.25%, 12/01/2051	1,000	871
Silver Peaks Metropolitan District No 3
5.00%, 12/01/2050	533	484
Sky Dance Metropolitan District No 2
6.00%, 12/01/2054	500	496
8.50%, 12/15/2054	500	503
Southglenn Metropolitan District
5.00%, 12/01/2036	810	785
5.00%, 12/01/2046	2,721	2,410
Southlands Metropolitan District No 1
3.50%, 12/01/2027	100	98
5.00%, 12/01/2047	1,000	925

The accompanying notes are an integral part of these financial statements.

398

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 6.42% – (Continued)
St Vrain Lakes Metropolitan District No 2
6.38%, 11/15/2054	$500	$502
St Vrain Lakes Metropolitan District No 4
0.00%, 09/20/2054 (2)	2,500	1,684
STC Metropolitan District No 2
6.25%, 12/01/2055 (2)	750	760
Sterling Ranch Community Authority Board
5.63%, 12/01/2043	2,300	2,303
5.75%, 12/01/2054 (2)	2,500	2,428
8.25%, 12/15/2054 (2)	525	526
8.75%, 12/15/2054	830	832
Sunset Parks Metropolitan District
5.13%, 12/01/2054 (2)	1,910	1,760
Talon Pointe Metropolitan District
5.25%, 12/01/2051	1,000	711
Thompson Crossing Metropolitan District No 4
5.00%, 12/01/2049	580	522
Tree Farm Metropolitan District
4.50%, 12/01/2041 (2)	500	429
Vail Home Partners Corp.
5.88%, 10/01/2055 (2)	2,150	2,148
6.00%, 10/01/2064 (2)	4,000	4,005
Vauxmont Metropolitan District
5.00%, 12/15/2030	375	387
Velocity Metropolitan District No 3
5.13%, 12/01/2034	1,985	1,923
5.38%, 12/01/2039	500	474
5.50%, 12/01/2048	7,500	6,904
Village at Dry Creek Metropolitan District No 2
4.38%, 12/01/2044	665	608
Waters’ Edge Metropolitan District No 2
5.00%, 12/01/2051	500	443
Waterview II Metropolitan District
4.50%, 12/01/2031	525	513
5.00%, 12/01/2041	730	703
5.00%, 12/01/2051	500	460
Waterview North Metropolitan District No 1
5.75%, 12/01/2054 (2)	630	578
Westcreek Metropolitan District No 2
5.38%, 12/01/2048	1,138	1,073
Westerly Metropolitan District No 4
5.00%, 12/01/2040	2,325	2,204
5.00%, 12/01/2050	5,200	4,731
Willow Bend Metropolitan District
5.00%, 12/01/2039	597	578
5.00%, 12/01/2049	1,500	1,341
Willow Springs Metropolitan District
6.50%, 10/15/2054 (2)	500	498
Windler Public Improvement Authority
0.00%, 12/01/2041	5,000	3,519
4.13%, 12/01/2051	9,500	7,374

Total Colorado		272,486

Connecticut – 0.80%
Connecticut Housing Finance Authority
4.75%, 11/15/2049	1,750	1,702
4.80%, 11/15/2054	1,500	1,468
6.00%, 11/15/2054	30	32

The accompanying notes are an integral part of these financial statements.

399

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Connecticut – 0.80% – (Continued)
6.00%, 11/15/2054	$300	$329
Connecticut State Health & Educational Facilities Authority
4.00%, 07/01/2030	400	391
4.00%, 07/01/2041	275	237
4.00%, 07/01/2044	2,195	1,690
4.00%, 07/01/2045	250	217
4.00%, 07/01/2049	3,730	2,723
4.00%, 07/01/2051	250	191
5.00%, 07/01/2031	1,080	1,084
5.00%, 07/01/2032	280	281
5.00%, 07/01/2033	175	175
5.00%, 07/01/2034	125	125
5.00%, 12/01/2035	250	254
5.00%, 12/01/2040	2,970	2,947
5.00%, 07/01/2043	2,445	2,247
5.00%, 09/01/2046 (2)	1,000	927
5.00%, 09/01/2053 (2)	110	98
5.38%, 07/01/2054	1,750	1,626
Connecticut State Higher Education Supplement Loan Authority
3.25%, 11/15/2036	15	14
4.13%, 11/15/2040	105	100
5.00%, 11/15/2040	55	54
Harbor Point Infrastructure Improvement District
5.00%, 04/01/2039 (2)	1,750	1,755
Mashantucket Western Pequot Tribe
6.05%, 07/01/2031	1,985	457
Mohegan Tribe of Indians of Connecticut
6.25%, 02/01/2030 (2)	1,000	1,006
6.75%, 02/01/2045 (2)	519	523
Stamford Housing Authority
4.75%, 10/01/2032	470	476
5.38%, 10/01/2033	1,000	1,003
6.25%, 10/01/2060	185	179
6.50%, 10/01/2055	235	235
Steel Point Infrastructure Improvement District
4.00%, 04/01/2036 (2)	850	817
4.00%, 04/01/2041 (2)	235	211
4.00%, 04/01/2051 (2)	2,500	2,024
5.63%, 04/01/2044 (2)	200	203
6.00%, 04/01/2052 (2)	2,410	2,511
Town of Hamden CT
5.00%, 01/01/2040	2,485	2,345
5.00%, 01/01/2050	1,345	1,153

Total Connecticut		33,810

Delaware – 0.83%
County of Kent DE
5.00%, 07/01/2032	20	20
5.00%, 07/01/2040	2,195	2,172
5.00%, 07/01/2048	2,505	2,341
5.00%, 07/01/2053	295	268
5.00%, 07/01/2058	250	224
County of Sussex DE
5.00%, 01/01/2036	2,530	2,521
Delaware State Economic Development Authority
1.25%, 10/01/2045 (1)	15	15
4.00%, 09/01/2030	195	196
4.00%, 09/01/2041	550	480

The accompanying notes are an integral part of these financial statements.

400

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Delaware – 0.83% – (Continued)
4.00%, 06/01/2042	$1,700	$1,395
4.00%, 06/01/2052	110	81
4.00%, 06/01/2057	105	75
5.00%, 09/01/2036	1,225	1,234
5.00%, 08/01/2039	715	698
5.00%, 09/01/2040	340	341
5.00%, 09/01/2046	700	683
5.00%, 11/15/2048	2,050	1,974
5.00%, 08/01/2049	900	813
5.00%, 09/01/2050	370	353
5.00%, 08/01/2054	835	741
Delaware State Health Facilities Authority
5.00%, 06/01/2027	700	716
5.00%, 06/01/2037	1,455	1,458
5.00%, 06/01/2043	1,420	1,347
5.00%, 06/01/2048	675	633
5.00%, 06/01/2050	3,165	2,943
Delaware State Housing Authority
4.60%, 07/01/2049	3,965	3,773
4.65%, 07/01/2049	2,210	2,118
6.00%, 01/01/2055	3,990	4,353
Town of Bridgeville DE
5.63%, 07/01/2053 (2)	1,135	1,135

Total Delaware		35,101

District of Columbia – 1.18%
District of Columbia
0.00%, 06/01/2041 (2)	1,000	595
0.00%, 06/01/2046 (2)	1,440	1,067
0.00%, 06/01/2049 (2)	2,175	1,263
5.00%, 07/01/2025	460	460
5.00%, 07/01/2027	225	233
5.00%, 06/01/2036	205	206
5.00%, 07/01/2037	245	246
5.00%, 07/01/2039	115	116
5.00%, 06/01/2041	580	567
5.00%, 06/01/2041 (2)	1,190	1,123
5.00%, 07/01/2042	2,520	2,409
5.00%, 06/01/2046	4,065	3,870
5.00%, 07/01/2052	2,265	2,014
5.13%, 01/01/2035	60	54
5.25%, 01/01/2039	45	38
5.63%, 06/01/2044	2,205	2,208
5.75%, 06/01/2054	1,000	985
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	3,560	753
0.00%, 06/15/2046	33,945	8,444
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2027	2,310	2,398
5.00%, 10/01/2042	4,000	3,999
5.00%, 10/01/2043	6,410	6,412
5.50%, 10/01/2054	1,000	1,032
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2035	6,025	3,997
0.00%, 10/01/2037	1,870	1,102
0.00%, 10/01/2038	680	371
0.00%, 10/01/2039	135	69
0.00%, 10/01/2040	340	163

The accompanying notes are an integral part of these financial statements.

401

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
District of Columbia – 1.18% – (Continued)
4.00%, 10/01/2053	$1,000	$859
6.50%, 10/01/2044	950	1,007
Washington Metropolitan Area Transit Authority Dedicated Revenue
4.00%, 07/15/2046	2,260	1,995

Total District of Columbia		50,055

Florida – 6.39%
Alachua County Health Facilities Authority
4.00%, 10/01/2040	325	290
4.00%, 12/01/2049	5,000	4,181
5.00%, 12/01/2036	1,000	1,000
5.00%, 12/01/2044	3,160	3,160
6.00%, 11/15/2034 (3)(4)	16	12
6.25%, 11/15/2044 (3)(4)	124	98
6.38%, 11/15/2049 (3)(4)	292	231
Artisan Lakes East Community Development District
4.00%, 05/01/2051	650	506
Avenir Community Development District
5.38%, 05/01/2043	165	163
5.63%, 05/01/2054	1,690	1,684
Babcock Ranch Community Independent Special District
5.00%, 05/01/2044 (2)	1,490	1,413
5.25%, 05/01/2055 (2)	190	179
Boggy Branch Community Development District
4.00%, 05/01/2051	1,110	868
Boggy Creek Improvement District
5.13%, 05/01/2043	555	537
Capital Projects Finance Authority
5.00%, 10/01/2034	585	605
5.00%, 10/01/2035	500	514
5.00%, 06/01/2054 (2)	625	589
5.00%, 06/01/2058 (2)	1,625	1,518
7.13%, 01/01/2065 (2)	1,000	968
7.25%, 01/01/2055 (2)	2,000	2,004
Capital Trust Agency, Inc.
0.00%, 07/01/2061 (2)	22,750	1,758
4.00%, 10/15/2029 (2)	100	99
4.00%, 06/15/2031 (2)	800	766
4.00%, 06/15/2041 (2)	505	415
4.00%, 06/15/2051 (2)	235	168
5.00%, 10/15/2037 (2)	160	158
5.00%, 10/15/2047 (2)	190	175
5.00%, 07/01/2049 (2)	265	240
5.00%, 10/15/2052 (2)	135	121
5.00%, 07/01/2054 (2)	290	258
5.00%, 06/01/2056 (2)	515	427
5.00%, 07/01/2056 (2)	5,120	4,397
5.13%, 06/15/2037 (2)	250	242
5.25%, 12/01/2058 (2)	3,270	3,073
Capital Trust Authority
5.00%, 12/15/2044	250	232
5.00%, 06/01/2064 (2)	5,275	4,532
5.13%, 12/15/2054	600	535
5.13%, 12/15/2059	500	439
6.25%, 06/15/2053 (2)	200	202
6.38%, 06/15/2058 (2)	210	213
6.50%, 12/15/2058 (2)	370	352

The accompanying notes are an integral part of these financial statements.

402

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 6.39% – (Continued)
Celebration Pointe Community Development District No 1
3.00%, 05/01/2031 (3)(4)	$715	$572
3.38%, 05/01/2041 (3)(4)	90	72
4.00%, 05/01/2053 (3)(4)	2,445	1,956
5.00%, 05/01/2032 (3)(4)	630	504
5.13%, 05/01/2045 (3)(4)	65	52
Charles Cove Community Development District
3.75%, 05/01/2030	355	353
4.00%, 05/01/2052	500	402
4.25%, 05/01/2040	250	234
4.38%, 05/01/2050	1,250	1,089
City of Atlantic Beach FL
5.00%, 11/15/2037	1,240	1,240
5.00%, 11/15/2043	500	473
5.00%, 11/15/2048	500	459
5.00%, 11/15/2053	750	673
City of Cape Coral FL Water & Sewer Revenue
2.75%, 09/01/2025	1,255	1,253
City of Jacksonville FL
5.00%, 06/01/2053 (2)	2,265	1,843
City of Pompano Beach FL
3.50%, 09/01/2030	1,125	1,097
3.50%, 09/01/2035	1,075	983
4.00%, 09/01/2036	1,090	1,030
4.00%, 09/01/2040	275	246
4.00%, 09/01/2041	570	500
4.00%, 09/01/2051	540	423
4.00%, 09/01/2056	1,625	1,234
5.00%, 09/01/2035	410	410
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2026	1,000	1,019
City of Tampa FL
0.00%, 09/01/2036	800	488
0.00%, 09/01/2037	800	459
4.00%, 04/01/2050	1,155	973
5.00%, 04/01/2040	1,115	1,115
City of Venice FL
4.25%, 01/01/2030 (2)	900	901
4.63%, 01/01/2030 (2)	500	501
5.00%, 01/01/2047	850	761
5.50%, 01/01/2055 (2)	250	236
5.63%, 01/01/2060 (2)	3,715	3,530
Collier County Health Facilities Authority
5.00%, 05/01/2045	140	134
County of Escambia FL
3.45%, 11/01/2033 (1)	250	246
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2041	1,500	1,410
5.00%, 10/01/2040	2,500	2,502
County of Miami-Dade FL Water & Sewer System Revenue
4.00%, 10/01/2048	2,085	1,814
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	2,800	2,794
Esplanade Lake Club Community Development District
4.00%, 11/01/2040	500	445
Everest GMR Community Development District
6.20%, 05/01/2054	3,425	3,442

The accompanying notes are an integral part of these financial statements.

403

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 6.39% – (Continued)
Fiddlers Creek Community Development District No 2
6.00%, 05/01/2045	$2,140	$2,195
Firelight Community Development District
5.90%, 05/01/2045	1,850	1,858
Florida Development Finance Corp.
3.00%, 06/01/2032	8,860	8,027
4.00%, 09/15/2030 (2)	250	239
4.00%, 06/01/2036 (2)	500	447
4.00%, 06/15/2042	610	525
4.00%, 07/01/2051 (2)	1,250	979
4.00%, 02/01/2052	255	203
4.00%, 06/01/2055 (2)	250	171
4.38%, 10/01/2054 (1)(2)	6,565	6,540
5.00%, 06/15/2028	310	319
5.00%, 06/15/2028	360	370
5.00%, 05/01/2029 (2)	5,655	5,711
5.00%, 06/15/2029	470	483
5.00%, 06/15/2030	375	384
5.00%, 06/15/2030	395	405
5.00%, 02/15/2031	465	471
5.00%, 06/15/2031	260	266
5.00%, 06/15/2035	145	147
5.00%, 02/01/2038	250	255
5.00%, 02/15/2038	600	590
5.00%, 09/15/2040 (2)	975	891
5.00%, 06/15/2042	400	393
5.00%, 10/01/2042 (2)	150	141
5.00%, 06/15/2047	350	335
5.00%, 02/15/2048	1,600	1,452
5.00%, 06/15/2050	200	188
5.00%, 09/15/2050 (2)	500	423
5.00%, 02/01/2052	2,955	2,716
5.00%, 06/15/2052	530	495
5.00%, 06/15/2056	200	185
5.25%, 07/01/2053	450	449
5.50%, 06/01/2059 (2)	500	463
6.13%, 07/01/2032 (1)(2)	6,500	6,580
Florida Higher Educational Facilities Financing Authority
4.50%, 06/01/2033 (2)	2,000	1,884
4.75%, 06/01/2038 (2)	215	191
5.00%, 06/01/2048 (2)	4,155	3,503
Florida Housing Finance Corp.
6.25%, 01/01/2055	45	49
6.25%, 01/01/2055	120	131
6.25%, 07/01/2055	55	61
6.25%, 01/01/2056	450	496
Florida Municipal Loan Council
4.50%, 05/01/2031	175	176
5.15%, 05/01/2044	650	639
5.40%, 05/01/2054	825	799
Golden Gem Community Development District
5.70%, 05/01/2044	2,900	2,825
Greater Orlando Aviation Authority
5.00%, 10/01/2046	2,000	1,988
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000	3,008
Hammock Oaks Community Development District
4.50%, 05/01/2032 (2)	295	298

The accompanying notes are an integral part of these financial statements.

404

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 6.39% – (Continued)
5.55%, 05/01/2045 (2)	$1,000	$976
Harbor Bay Community Development District
3.88%, 05/01/2039	1,000	907
Hickory Tree Community Development District
5.45%, 05/01/2055	1,500	1,396
Hillsborough County Industrial Development Authority
3.50%, 08/01/2055	1,035	747
Hobe-St Lucie Conservancy District
5.60%, 05/01/2044	1,305	1,305
5.88%, 05/01/2055	225	223
JEA Electric System Revenue
4.00%, 10/01/2036	250	248
Kingston One Community Development District
6.00%, 05/01/2057 (2)	1,050	1,045
Lakes of Sarasota Community Development District
3.88%, 05/01/2031	95	94
3.90%, 05/01/2041	285	244
4.10%, 05/01/2051	265	208
4.13%, 05/01/2031	755	753
4.13%, 05/01/2041	200	176
4.30%, 05/01/2051	325	263
5.25%, 05/01/2034	1,225	1,222
Lakes of Sarasota Community Development District 2
5.20%, 05/01/2035	975	970
5.50%, 05/01/2045	630	607
Lakewood Ranch Stewardship District
3.40%, 05/01/2030	370	361
4.00%, 05/01/2040	600	544
4.00%, 05/01/2050 (2)	1,000	804
4.00%, 05/01/2050	1,000	806
5.00%, 05/01/2036	100	101
5.13%, 05/01/2046	200	193
5.25%, 05/01/2037	245	248
5.38%, 05/01/2047	310	311
5.45%, 05/01/2048	115	116
Laurel Road Community Development District
3.00%, 05/01/2031	200	185
3.13%, 05/01/2031	705	656
3.25%, 05/01/2041	200	158
4.00%, 05/01/2052	1,450	1,123
Lee County Industrial Development Authority
5.00%, 11/15/2054	2,880	2,719
5.25%, 11/15/2054	540	530
LTC Ranch West Residential Community Development District
4.75%, 05/01/2031	300	301
5.38%, 05/01/2044	875	827
5.65%, 05/01/2054	1,250	1,176
5.70%, 05/01/2044	315	308
5.75%, 05/01/2044	1,150	1,129
Malabar Springs Community Development District
5.50%, 05/01/2054	1,100	1,022
Miami Beach Health Facilities Authority
3.00%, 11/15/2051	550	371
Miami-Dade County Educational Facilities Authority
5.25%, 04/01/2044	2,500	2,580
5.25%, 04/01/2045	5,000	5,136
Miami-Dade County Industrial Development Authority
6.25%, 01/01/2059 (2)	500	491

The accompanying notes are an integral part of these financial statements.

405

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 6.39% – (Continued)
Middleton Community Development District A
4.55%, 05/01/2044	$855	$799
4.75%, 05/01/2055	680	623
Midtown Miami Community Development District
5.00%, 05/01/2029	410	410
Mirada Community Development District
5.63%, 05/01/2044	1,235	1,193
6.00%, 05/01/2055	735	715
Mirada II Community Development District
4.00%, 05/01/2051	235	187
North AR-1 Pasco Community Development District
5.75%, 05/01/2044	1,050	1,029
North River Ranch Community Development District
4.00%, 05/01/2040	405	363
4.25%, 05/01/2051	960	801
Orange County Health Facilities Authority
4.00%, 10/01/2052	395	332
5.00%, 08/01/2035	1,500	1,501
5.00%, 08/01/2054	6,505	6,102
5.25%, 10/01/2056	600	610
Palm Beach County Health Facilities Authority
4.00%, 06/01/2041	1,950	1,709
4.00%, 11/15/2041	850	767
4.25%, 06/01/2056	3,350	2,657
5.00%, 11/15/2032	165	168
5.00%, 11/15/2045	1,250	1,224
5.00%, 06/01/2055	3,000	2,733
5.00%, 11/15/2055	1,380	1,302
Parrish Lakes Community Development District
5.00%, 05/01/2031	205	207
5.50%, 05/01/2044	950	920
Pinellas County Educational Facilities Authority
5.00%, 06/01/2056 (2)	100	82
Pinellas County Industrial Development Authority
5.00%, 07/01/2039	400	388
Polk County Industrial Development Authority
5.00%, 01/01/2039	510	507
5.00%, 01/01/2049	1,000	906
5.00%, 01/01/2055	1,585	1,398
Portico Community Development District
3.50%, 05/01/2037	500	439
River Hall Community Development District
3.00%, 05/01/2036	150	127
River Landing Community Development District
4.13%, 05/01/2040	360	322
Sandridge Community Development District
3.88%, 05/01/2041	250	219
Sarasota County Health Facilities Authority
5.00%, 01/01/2037	1,445	1,447
5.00%, 01/01/2042	940	904
5.00%, 01/01/2047	1,095	1,006
5.00%, 01/01/2052	460	409
Sawyers Landing Community Development District
3.75%, 05/01/2031	680	672
4.13%, 05/01/2041	1,030	911
4.25%, 05/01/2053	5,695	4,668
Seminole County Industrial Development Authority
4.00%, 06/15/2041 (2)	425	358

The accompanying notes are an integral part of these financial statements.

406

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 6.39% – (Continued)
4.00%, 06/15/2051 (2)	$830	$633
4.00%, 06/15/2056 (2)	705	522
Seminole Palms Community Development District
5.20%, 05/01/2044 (2)	1,235	1,142
Shadowlawn Community Development District
5.85%, 05/01/2054	1,850	1,757
Southeast Overtown Park West Community Redevelopment Agency
5.00%, 03/01/2030 (2)	1,250	1,252
St Johns County Industrial Development Authority
4.00%, 12/15/2050	1,020	737
4.00%, 08/01/2055	1,075	841
Tolomato Community Development District
3.25%, 05/01/2040	1,000	817
4.25%, 05/01/2037	845	823
Town of Davie FL
5.00%, 04/01/2048	1,440	1,430
Tradition Community Development District No 9
4.00%, 05/01/2052	500	388
5.40%, 05/01/2045	1,425	1,365
5.65%, 05/01/2056	880	838
Two Lakes Community Development District
5.00%, 05/01/2055	3,110	2,973
Two Rivers West Community Development District
5.63%, 05/01/2044	250	248
5.88%, 05/01/2054	1,000	995
V-Dana Community Development District
3.50%, 05/01/2031 (2)	525	511
5.55%, 05/01/2055	1,250	1,189
Viera Stewardship District
3.13%, 05/01/2041	820	632
4.00%, 05/01/2053	110	83
5.30%, 05/01/2043	2,000	2,001
5.50%, 05/01/2054	2,245	2,164
Village Community Development District No 12
3.88%, 05/01/2047	210	173
4.25%, 05/01/2043	1,595	1,443
4.38%, 05/01/2050	265	230
Village Community Development District No 13
3.00%, 05/01/2029	840	813
3.25%, 05/01/2052	1,740	1,196
3.38%, 05/01/2034	945	883
3.50%, 05/01/2051 (2)	950	699
Village Community Development District No 14
5.38%, 05/01/2042	3,890	3,948
Village Community Development District No 15
4.00%, 05/01/2034 (2)	500	490
4.20%, 05/01/2039 (2)	1,375	1,287
4.55%, 05/01/2044 (2)	2,850	2,655
4.80%, 05/01/2055 (2)	7,375	6,713
4.85%, 05/01/2038 (2)	500	504
5.25%, 05/01/2054 (2)	5,735	5,620
West Villages Improvement District
5.38%, 05/01/2044	990	962
5.63%, 05/01/2054	545	519
Westside Haines City Community Development District
3.25%, 05/01/2041	750	605
5.75%, 05/01/2044	1,190	1,178

The accompanying notes are an integral part of these financial statements.

407

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 6.39% – (Continued)
Westview South Community Development District
5.38%, 05/01/2043	$1,355	$1,338
5.60%, 05/01/2053	1,190	1,169
Winter Garden Village at Fowler Groves Community Development District
3.75%, 05/01/2031	325	321

Total Florida		271,316

Georgia – 2.58%
Atlanta Development Authority
0.00%, 12/15/2048 (2)	10,073	8,802
5.00%, 04/01/2034 (2)	2,575	2,580
5.25%, 07/01/2044	5,500	5,500
5.50%, 04/01/2039 (2)	600	604
6.50%, 01/01/2029 (3)(4)	665	346
6.75%, 01/01/2035 (3)(4)	4,585	2,384
7.00%, 01/01/2040 (3)(4)	3,315	1,724
Atlanta Urban Redevelopment Agency
2.88%, 07/01/2031 (2)	440	420
3.63%, 07/01/2042 (2)	1,870	1,598
3.88%, 07/01/2051 (2)	1,405	1,139
3.88%, 07/01/2051 (2)	1,780	1,487
Augusta GA Airport Revenue
5.00%, 01/01/2027	370	370
City of Atlanta GA Department of Aviation
5.25%, 07/01/2049	665	680
Cobb County Kennestone Hospital Authority
5.00%, 04/01/2047	1,150	1,144
Coweta County Residential Care Facilities for the Elderly Authority
4.00%, 03/01/2031	1,260	1,221
4.00%, 03/01/2041	935	773
Development Authority for Fulton County
5.00%, 04/01/2047	1,500	1,492
Development Authority of Burke County
3.60%, 01/01/2040 (1)	750	754
4.13%, 11/01/2045	400	352
Development Authority of Cobb County
6.25%, 06/01/2055 (2)	560	567
6.40%, 06/15/2053 (2)	100	98
Development Authority of Rockdale County
4.00%, 01/01/2038 (2)	5,055	4,742
Development Authority Of The City Of Marietta
5.00%, 11/01/2027 (2)	135	136
5.00%, 11/01/2037 (2)	3,815	3,632
5.00%, 11/01/2047 (2)	1,245	1,092
Fayette County Development Authority
5.00%, 10/01/2037	175	186
5.00%, 10/01/2038	95	100
5.00%, 10/01/2039	100	104
5.00%, 10/01/2040	75	78
5.25%, 10/01/2054	110	111
Fulton County Residential Care Facilities for the Elderly Authority
4.00%, 04/01/2041 (2)	205	178
4.00%, 04/01/2051 (2)	2,075	1,588
5.00%, 04/01/2047 (2)	935	859
5.00%, 04/01/2054 (2)	735	654
Gainesville & Hall County Development Authority
5.63%, 06/01/2050	2,795	2,727
5.75%, 06/01/2055	1,000	980

The accompanying notes are an integral part of these financial statements.

408

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Georgia – 2.58% – (Continued)
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	$1,330	$1,352
George L Smith II Congress Center Authority
2.38%, 01/01/2031	190	176
3.63%, 01/01/2031 (2)	2,105	2,010
4.00%, 01/01/2036	100	100
4.00%, 01/01/2054	7,480	6,093
5.00%, 01/01/2036 (2)	2,125	2,131
5.00%, 01/01/2054 (2)	6,620	5,926
Macon-Bibb County Urban Development Authority
5.00%, 06/15/2027 (2)	10	10
5.75%, 06/15/2037 (2)	1,105	1,120
5.88%, 06/15/2047 (2)	240	241
6.00%, 06/15/2052 (2)	105	105
Main Street Natural Gas, Inc.
4.00%, 08/01/2052 (1)(2)	2,000	1,994
5.00%, 05/15/2043	4,520	4,526
5.00%, 12/01/2052 (1)	6,490	6,736
5.00%, 06/01/2053 (1)	240	252
5.00%, 07/01/2053 (1)	790	832
5.00%, 09/01/2053 (1)	400	423
5.00%, 04/01/2054 (1)	1,360	1,442
5.00%, 05/01/2054 (1)	2,975	3,144
5.00%, 12/01/2054 (1)	1,445	1,518
5.00%, 12/01/2054 (1)	2,510	2,653
5.00%, 05/01/2055 (1)	1,700	1,789
5.00%, 06/01/2055 (1)	820	872
Municipal Electric Authority of Georgia
5.00%, 01/01/2031	180	190
5.00%, 01/01/2034	500	521
5.00%, 01/01/2038	1,250	1,272
5.00%, 01/01/2048	1,350	1,319
5.00%, 01/01/2049	6,455	6,380
5.25%, 07/01/2064	2,000	2,046
Private Colleges & Universities Authority
4.00%, 04/01/2044	1,000	899

Total Georgia		109,274

Guam – 0.49%
Antonio B Won Pat International Airport Authority
5.00%, 10/01/2029	225	237
5.13%, 10/01/2034	780	818
5.25%, 10/01/2029	1,145	1,200
5.25%, 10/01/2039	200	207
5.25%, 10/01/2041	50	51
5.38%, 10/01/2033	1,050	1,126
5.38%, 10/01/2043	1,250	1,271
Guam Power Authority
5.00%, 10/01/2033	765	780
5.00%, 10/01/2042	350	355
5.00%, 10/01/2043	1,965	1,990
5.00%, 10/01/2044	1,145	1,153
Territory of Guam
4.00%, 11/15/2039	750	679
4.00%, 01/01/2042	2,430	2,151
5.00%, 12/01/2025	1,000	1,005
5.00%, 11/15/2027	1,000	1,003
5.00%, 11/01/2028	250	260

The accompanying notes are an integral part of these financial statements.

409

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Guam – 0.49% – (Continued)
5.00%, 01/01/2030	$1,000	$1,052
5.00%, 11/01/2030	250	265
5.00%, 01/01/2031	625	662
5.00%, 11/15/2031	1,575	1,606
5.00%, 11/01/2035	875	904
5.00%, 11/01/2040	2,200	2,202

Total Guam		20,977

Hawaii – 0.27%
City & County Honolulu HI Wastewater System Revenue
3.00%, 07/01/2041	1,000	789
5.25%, 07/01/2054	320	333
State of Hawaii Airports System Revenue
5.50%, 07/01/2054	1,355	1,413
State of Hawaii Department of Budget & Finance
3.20%, 07/01/2039	1,765	1,482
3.35%, 07/01/2051 (1)	4,000	4,000
4.00%, 03/01/2037	3,640	3,425

Total Hawaii		11,442

Idaho – 0.38%
Avimor Community Infrastructure District No 1
5.50%, 09/01/2053 (2)	3,000	2,911
Idaho Health Facilities Authority
4.00%, 10/01/2033	1,250	1,132
4.25%, 10/01/2039	200	174
4.55%, 10/01/2056	545	429
Idaho Housing & Finance Association
4.00%, 08/15/2049	800	702
4.00%, 08/15/2050	1,315	1,146
5.00%, 07/01/2040 (2)	250	231
6.00%, 07/01/2054	190	208
Power County Industrial Development Corp.
6.45%, 08/01/2032	310	311
Spring Valley Community Infrastructure District No 1
3.75%, 09/01/2051 (2)	5,690	5,099
6.25%, 09/01/2053 (2)	3,800	3,809

Total Idaho		16,152

Illinois – 4.70%
Chicago Board of Education
0.00%, 12/01/2025	700	689
0.00%, 12/01/2025	1,250	1,229
0.00%, 12/01/2027	1,055	963
0.00%, 12/01/2028	170	149
0.00%, 12/01/2029	55	46
0.00%, 12/01/2029	660	555
0.00%, 12/01/2029	965	818
0.00%, 12/01/2030	1,765	1,421
0.00%, 12/01/2031	290	223
4.00%, 12/01/2035	1,000	959
4.00%, 12/01/2041	2,000	1,729
4.00%, 12/01/2047	500	395
5.00%, 12/01/2027	500	513
5.00%, 12/01/2033	1,930	1,948
5.00%, 12/01/2034	320	327
5.00%, 12/01/2034	585	584
5.00%, 12/01/2034	3,750	3,819

The accompanying notes are an integral part of these financial statements.

410

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 4.70% – (Continued)
5.00%, 12/01/2035	$2,550	$2,587
5.00%, 12/01/2036	335	326
5.00%, 12/01/2041	600	580
5.00%, 12/01/2042	1,960	1,838
5.00%, 12/01/2046	3,500	3,176
5.00%, 12/01/2047	1,650	1,523
5.50%, 12/01/2026	115	117
7.00%, 12/01/2042 (2)	100	103
7.00%, 12/01/2044	1,100	1,106
7.00%, 12/01/2046 (2)	2,500	2,569
Chicago Midway International Airport
5.00%, 01/01/2046	300	299
Chicago O’Hare International Airport
5.00%, 01/01/2039	5,000	5,040
5.00%, 07/01/2048	500	479
5.50%, 01/01/2059	2,975	3,058
Chicago Transit Authority Sales Tax Receipts Fund
4.00%, 12/01/2049	2,265	1,915
City of Chicago IL
0.00%, 01/01/2027	680	649
0.00%, 01/01/2031	450	364
4.00%, 01/01/2035	680	657
5.00%, 01/01/2028	1,290	1,333
5.00%, 01/01/2034	385	400
5.00%, 01/01/2035	750	751
5.00%, 01/01/2038	2,500	2,480
5.00%, 01/01/2039	1,290	1,292
5.00%, 01/01/2040	205	203
5.00%, 01/01/2044	1,000	941
5.25%, 01/01/2038	1,000	1,022
5.50%, 01/01/2035	270	280
5.50%, 01/01/2039	335	345
5.50%, 01/01/2040	3,640	3,730
5.50%, 01/01/2041	180	182
5.50%, 01/01/2041	875	902
5.50%, 01/01/2043	1,830	1,839
6.00%, 01/01/2050	2,800	2,889
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2044	530	541
5.25%, 01/01/2053	940	953
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2026	500	513
5.00%, 11/01/2038	525	551
County of Cook IL
5.00%, 11/15/2031	200	204
Illinois Development Finance Authority
8.00%, 06/01/2032	1,050	1,051
Illinois Finance Authority
2.45%, 10/01/2039 (1)	250	232
3.00%, 07/15/2040	235	195
4.00%, 10/15/2030	230	221
4.00%, 10/15/2031	1,135	1,077
4.00%, 05/01/2040	140	126
4.00%, 10/15/2044	200	151
4.00%, 05/01/2050	440	352
4.13%, 08/15/2037	2,355	2,358
4.60%, 10/01/2053 (1)	250	252
5.00%, 11/01/2031	245	248

The accompanying notes are an integral part of these financial statements.

411

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 4.70% – (Continued)
5.00%, 05/15/2033	$1,440	$1,339
5.00%, 02/15/2034	20	21
5.00%, 02/15/2034	100	102
5.00%, 05/15/2034	300	299
5.00%, 12/01/2034	50	50
5.00%, 05/15/2035	315	312
5.00%, 07/01/2035	100	93
5.00%, 08/15/2035	1,495	1,498
5.00%, 02/15/2036	30	31
5.00%, 02/15/2036	140	142
5.00%, 05/15/2037	655	657
5.00%, 10/01/2038	30	25
5.00%, 12/01/2040	1,500	1,501
5.00%, 02/15/2041	115	119
5.00%, 02/15/2041	120	121
5.00%, 05/15/2041	400	372
5.00%, 08/15/2041	625	638
5.00%, 10/01/2041	425	422
5.00%, 08/15/2044	750	752
5.00%, 08/01/2046	200	193
5.00%, 12/01/2046	1,510	1,510
5.00%, 02/15/2047	1,255	1,163
5.00%, 05/15/2047	205	190
5.00%, 07/01/2047	515	430
5.00%, 08/01/2049	420	396
5.00%, 02/15/2050	160	146
5.00%, 05/15/2051	1,000	852
5.00%, 05/15/2056	1,630	1,355
5.13%, 05/15/2038	1,935	1,667
5.25%, 05/15/2042	170	138
5.25%, 04/01/2045	2,050	2,124
5.25%, 05/15/2054	1,575	1,139
5.63%, 08/01/2053 (2)	1,705	1,727
6.00%, 10/01/2045 (2)	2,015	2,001
6.13%, 11/15/2035	190	190
6.13%, 10/01/2050 (2)	1,125	1,118
6.38%, 11/15/2043	270	270
7.25%, 09/01/2052 (1)(2)	500	535
Illinois Housing Development Authority
3.00%, 04/01/2051	370	363
3.00%, 04/01/2051	1,190	1,172
4.88%, 04/01/2050	6,225	6,154
5.00%, 10/01/2046	95	95
5.25%, 10/01/2052	820	857
6.00%, 10/01/2054	340	367
6.00%, 10/01/2055	695	767
6.25%, 10/01/2052	90	97
6.25%, 04/01/2054	1,220	1,324
6.25%, 10/01/2054	440	488
6.25%, 10/01/2055	145	159
6.25%, 10/01/2055	5,000	5,608
Illinois Sports Facilities Authority
0.00%, 06/15/2026	150	145
Illinois State Toll Highway Authority
4.00%, 01/01/2046	1,500	1,332
5.00%, 01/01/2042	250	252

The accompanying notes are an integral part of these financial statements.

412

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 4.70% – (Continued)
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2025	$65	$64
0.00%, 06/15/2028	500	451
0.00%, 12/15/2029	1,000	857
0.00%, 12/15/2030	260	213
0.00%, 12/15/2031	120	94
0.00%, 12/15/2032	1,000	747
0.00%, 12/15/2033	3,950	2,809
0.00%, 12/15/2034	550	371
0.00%, 12/15/2035	10,000	6,396
0.00%, 06/15/2036	3,050	1,897
0.00%, 06/15/2036	3,065	1,906
0.00%, 12/15/2036	1,650	997
0.00%, 06/15/2037	1,585	930
0.00%, 12/15/2038	205	110
0.00%, 06/15/2039	1,575	811
0.00%, 12/15/2039	3,000	1,498
0.00%, 06/15/2041	1,535	686
0.00%, 12/15/2041	510	222
0.00%, 06/15/2044	2,200	841
0.00%, 06/15/2045	1,500	542
0.00%, 12/15/2051	690	164
0.00%, 12/15/2056	310	59
4.00%, 12/15/2042	1,040	930
4.00%, 12/15/2047	210	177
4.00%, 06/15/2050	1,335	1,101
4.00%, 06/15/2052	2,030	1,650
5.00%, 12/15/2027	2,500	2,515
5.00%, 06/15/2042	4,600	4,645
5.00%, 12/15/2045	50	50
5.00%, 06/15/2050	19,630	19,190
5.00%, 06/15/2057	4,070	3,918
Northern Illinois University
4.00%, 10/01/2039	875	821
4.00%, 04/01/2040	100	92
4.00%, 10/01/2040	800	741
4.00%, 04/01/2041	450	409
4.00%, 10/01/2041	800	731
4.00%, 10/01/2043	1,005	900
Regional Transportation Authority
5.75%, 06/01/2034	130	147
6.00%, 07/01/2033	510	580
Sales Tax Securitization Corp.
5.00%, 01/01/2037	400	433
State of Illinois
4.00%, 06/01/2036	540	514
4.00%, 03/01/2039	2,055	1,891
4.00%, 11/01/2039	2,000	1,825
4.00%, 10/01/2045	3,000	2,549
4.25%, 10/01/2045	130	116
5.00%, 02/01/2026	95	96
5.00%, 11/01/2027	100	102
5.00%, 10/01/2031	955	996
5.00%, 10/01/2032	215	223
5.00%, 11/01/2037	2,240	2,253
5.25%, 05/01/2047	1,605	1,620
5.50%, 03/01/2042	3,410	3,558
5.50%, 03/01/2047	435	444
5.50%, 05/01/2047	160	163

The accompanying notes are an integral part of these financial statements.

413

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 4.70% – (Continued)
State of Illinois Sales Tax Revenue
5.00%, 06/15/2027	$230	$239
Upper Illinois River Valley Development Authority
5.00%, 12/01/2032 (2)	180	178
5.25%, 12/01/2037 (2)	2,005	1,918
5.25%, 12/01/2047 (2)	550	487
6.00%, 12/01/2055 (2)	2,450	2,429
Village of Volo IL Special Service Area No 17
5.50%, 03/01/2047	1,000	962

Total Illinois		199,443

Indiana – 1.25%
City of East Chicago IN
5.50%, 09/01/2028	120	117
City of Valparaiso IN
4.88%, 01/01/2044 (2)	450	432
5.00%, 01/01/2054 (2)	3,105	2,914
City of Whiting IN
4.20%, 06/01/2044 (1)	920	919
4.40%, 11/01/2045 (1)	575	584
4.40%, 03/01/2046 (1)	900	914
5.00%, 12/01/2044 (1)	2,725	2,749
Indiana Finance Authority
1.40%, 08/01/2029	115	103
2.50%, 11/01/2030	1,565	1,465
3.00%, 11/01/2030	110	107
3.00%, 11/01/2030	1,000	972
4.00%, 11/15/2037	1,000	923
4.00%, 11/15/2041	100	88
4.00%, 11/15/2043	155	129
4.13%, 12/01/2026	5,830	5,848
4.25%, 11/01/2030	11,780	11,999
5.00%, 11/15/2038	600	604
5.00%, 06/01/2041	960	862
5.00%, 06/01/2053	1,800	1,720
5.00%, 11/15/2053	1,350	1,225
5.00%, 07/01/2059	2,025	1,914
5.25%, 11/15/2046	1,000	982
5.50%, 09/15/2039	1,900	1,985
5.50%, 09/15/2044	2,730	2,768
5.50%, 07/01/2052	4,145	4,149
5.75%, 03/01/2054	4,520	4,642
5.75%, 07/01/2060	1,370	1,312
Indiana Housing & Community Development Authority
3.00%, 01/01/2052	790	775

Total Indiana		53,201

Iowa – 0.39%
Iowa Finance Authority
4.75%, 08/01/2042	2,605	2,506
5.00%, 11/01/2026 (1)	200	201
5.00%, 03/01/2038	350	349
5.00%, 05/15/2049	600	557
5.13%, 05/15/2059	600	564
5.75%, 12/01/2055	1,850	1,884
6.00%, 12/01/2055	3,650	3,365
Iowa Student Loan Liquidity Corp.
3.00%, 12/01/2039	210	199

The accompanying notes are an integral part of these financial statements.

414

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Iowa – 0.39% – (Continued)
5.00%, 12/01/2034	$195	$204
5.00%, 12/01/2054	225	198
Iowa Tobacco Settlement Authority
0.00%, 06/01/2065	38,545	5,626
4.00%, 06/01/2036	775	755

Total Iowa		16,408

Kansas – 0.19%
City of Lenexa KS
5.00%, 05/15/2027	135	136
5.00%, 05/15/2030	85	86
5.00%, 05/15/2032	330	333
5.00%, 05/15/2039	705	691
City of Manhattan KS
4.00%, 06/01/2027	300	300
4.00%, 06/01/2036	535	487
4.00%, 06/01/2046	675	538
City of Overland Park KS Sales Tax Revenue
6.00%, 11/15/2034 (2)	100	104
6.50%, 11/15/2042 (2)	4,025	4,182
Wyandotte County-Kansas City Unified Government
5.75%, 09/01/2032	250	234
5.75%, 09/01/2039 (2)	950	972

Total Kansas		8,063

Kentucky – 0.95%
City of Ashland KY
4.00%, 02/01/2034	500	482
4.00%, 02/01/2038	620	570
City of Henderson KY
3.70%, 01/01/2032 (2)	1,495	1,467
4.45%, 01/01/2042 (2)	1,165	1,078
4.70%, 01/01/2052 (2)	2,495	2,270
4.70%, 01/01/2052 (2)	5,000	4,548
County of Boyle KY
5.25%, 06/01/2049	1,900	1,917
Kenton County Airport Board
5.25%, 01/01/2049	2,325	2,362
Kentucky Economic Development Finance Authority
5.00%, 06/01/2026	2,700	2,724
5.00%, 05/15/2031	350	340
5.00%, 06/01/2037	785	788
5.00%, 06/01/2041	570	560
5.00%, 06/01/2045	2,175	2,100
5.00%, 05/15/2046	980	776
5.00%, 05/15/2051	575	437
5.25%, 06/01/2041	1,240	1,242
5.25%, 06/01/2050	955	921
5.38%, 11/15/2042	305	254
5.50%, 11/15/2045	115	94
6.00%, 11/15/2036	275	216
6.25%, 11/15/2046	2,565	1,783
6.38%, 11/15/2051	645	438
Kentucky Higher Education Student Loan Corp.
4.00%, 06/01/2037	555	518
4.75%, 06/01/2040	350	352
Kentucky Housing Corp.
6.25%, 01/01/2055	100	109

The accompanying notes are an integral part of these financial statements.

415

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Kentucky – 0.95% – (Continued)
6.25%, 07/01/2055	$200	$220
Kentucky Public Energy Authority
4.00%, 02/01/2050 (1)	4,805	4,829
5.00%, 01/01/2055 (1)	2,005	2,118
5.00%, 05/01/2055 (1)	200	210
5.25%, 04/01/2054 (1)	2,000	2,137
5.25%, 06/01/2055 (1)	1,440	1,522
Louisville/Jefferson County Metropolitan Government
2.00%, 10/01/2033	1,000	831
3.00%, 10/01/2043	185	137
5.00%, 05/15/2052	100	95

Total Kentucky		40,445

Louisiana – 1.29%
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038 (2)	765	756
5.63%, 06/15/2048 (2)	1,750	1,658
Louisiana Housing Corp.
5.75%, 06/01/2054	590	633
Louisiana Local Government Environmental Facilities & Community Development Auth
2.50%, 04/01/2036	4,195	3,395
3.50%, 11/01/2032	14,360	13,816
5.00%, 11/15/2037 (2)	290	288
5.00%, 11/15/2044 (2)	100	93
5.25%, 11/15/2059 (2)	125	112
Louisiana Public Facilities Authority
4.00%, 06/01/2031 (2)	185	176
4.00%, 06/01/2031 (2)	435	413
4.00%, 06/01/2041 (2)	325	259
5.00%, 12/15/2043 (2)	450	418
5.00%, 07/01/2051	500	483
5.00%, 07/01/2059	100	98
5.50%, 09/01/2059	600	609
5.75%, 09/01/2064	6,070	6,248
6.00%, 06/15/2059 (2)	5,325	5,211
6.15%, 06/15/2055 (2)	1,915	1,923
6.38%, 06/15/2053 (2)	2,000	1,992
6.50%, 10/01/2053 (1)(2)	250	262
6.75%, 10/01/2053 (1)(2)	2,100	2,217
New Orleans Aviation Board
5.00%, 01/01/2034	145	155
5.00%, 01/01/2036	500	504
5.00%, 01/01/2037	500	503
5.00%, 01/01/2048	525	515
Parish of St James LA
6.10%, 06/01/2038 (1)(2)	2,360	2,513
6.10%, 12/01/2040 (1)(2)	4,045	4,308
6.35%, 07/01/2040 (2)	3,380	3,628
6.35%, 10/01/2040 (2)	440	472
Parish of St John the Baptist LA
2.38%, 06/01/2037 (1)	1,075	1,063

Total Louisiana		54,721

Maine – 0.06%
Finance Authority of Maine
4.63%, 12/01/2047 (1)(2)	1,620	1,577

The accompanying notes are an integral part of these financial statements.

416

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Maine – 0.06% – (Continued)
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2046	$1,250	$1,118

Total Maine		2,695

Maryland – 2.29%
City of Baltimore MD
3.63%, 06/01/2046 (2)	3,435	2,788
4.00%, 09/01/2027	450	450
5.00%, 09/01/2030	990	1,004
5.00%, 09/01/2031	1,400	1,418
5.00%, 09/01/2036	2,790	2,794
5.00%, 09/01/2039	500	487
5.00%, 09/01/2042	695	660
5.00%, 09/01/2046	4,010	3,762
City of Gaithersburg MD
5.00%, 01/01/2027	1,435	1,451
5.00%, 01/01/2028	135	138
5.00%, 01/01/2033	635	644
5.00%, 01/01/2037	400	403
5.13%, 01/01/2042	250	248
City of Rockville MD
4.25%, 11/01/2037	110	99
4.50%, 11/01/2043	135	116
5.00%, 11/01/2029	35	35
5.00%, 11/01/2031	960	969
5.00%, 11/01/2032	35	35
5.00%, 11/01/2035	70	70
5.00%, 11/01/2037	1,285	1,260
5.00%, 11/01/2042	2,480	2,293
5.00%, 11/01/2047	2,835	2,523
City of Westminster MD
6.25%, 07/01/2044	2,775	2,730
County of Anne Arundel MD
6.50%, 07/01/2033(11)	200	200
6.75%, 07/01/2043(11)	390	387
County of Baltimore MD
4.00%, 01/01/2031	505	511
4.00%, 01/01/2050	300	245
County of Howard MD
4.00%, 02/15/2028 (2)	200	200
5.00%, 04/01/2044	500	436
County of Montgomery MD
5.38%, 07/01/2048	1,065	882
County of Prince George’s MD
4.38%, 07/01/2048 (2)	500	442
5.13%, 07/01/2039 (2)	1,500	1,495
County of Washington MD
4.00%, 05/01/2026	120	120
4.00%, 05/01/2027	120	121
4.00%, 05/01/2030	140	142
4.00%, 05/01/2031	75	76
4.00%, 05/01/2036	1,690	1,640
4.00%, 05/01/2042	3,770	3,392
Maryland Community Development Administration
6.00%, 03/01/2053	2,580	2,747
6.25%, 03/01/2054	490	531
Maryland Economic Development Corp.
4.00%, 06/01/2038	350	305

The accompanying notes are an integral part of these financial statements.

417

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Maryland – 2.29% – (Continued)
4.00%, 07/01/2040	$450	$388
4.00%, 09/01/2040	150	134
4.00%, 06/01/2048	125	96
4.00%, 09/01/2050	950	764
4.38%, 07/01/2036	400	379
4.50%, 07/01/2044	500	444
5.00%, 06/01/2027	265	272
5.00%, 07/01/2027	690	691
5.00%, 06/01/2028	100	104
5.00%, 07/01/2028	100	102
5.00%, 11/12/2028	3,145	3,177
5.00%, 06/01/2029 (2)	165	165
5.00%, 07/01/2029	75	77
5.00%, 06/01/2030	70	72
5.00%, 06/01/2032	70	72
5.00%, 06/01/2033 (2)	170	170
5.00%, 06/01/2035	1,590	1,622
5.00%, 07/01/2036	100	101
5.00%, 06/01/2044	425	412
5.00%, 07/01/2045	1,105	1,107
5.00%, 07/01/2048 (1)(2)	950	961
5.00%, 06/01/2058	945	916
5.00%, 07/01/2060	705	690
5.25%, 06/30/2053	2,395	2,402
5.25%, 06/30/2055	18,375	17,992
Maryland Health & Higher Educational Facilities Authority
4.00%, 06/01/2046	1,080	904
4.00%, 06/01/2051	2,655	2,146
4.00%, 06/01/2055	1,125	888
5.00%, 07/01/2030	600	618
5.00%, 07/01/2032	40	41
5.00%, 07/01/2033	105	106
5.00%, 07/01/2034	120	121
5.00%, 07/01/2035	110	111
5.00%, 07/01/2036	100	101
5.00%, 08/15/2038	1,945	1,945
5.00%, 07/01/2043	500	501
5.00%, 07/01/2054	1,000	1,002
5.25%, 07/01/2054	1,555	1,592
5.50%, 01/01/2036	465	472
5.50%, 01/01/2046	3,410	3,415
5.50%, 06/01/2047	500	506
Maryland Stadium Authority
4.00%, 06/01/2046	3,000	2,673
Montgomery County Housing Opportunities Commission
4.90%, 07/01/2055	1,000	986
Prince George’s County Revenue Authority
4.75%, 07/01/2036 (2)	120	120
5.00%, 07/01/2046 (2)	670	646
State of Maryland Department of Transportation
5.25%, 08/01/2049	4,600	4,676
Washington Suburban Sanitary Commission
4.00%, 06/01/2038	100	100

Total Maryland		97,229

Massachusetts – 0.75%
Massachusetts Development Finance Agency
4.00%, 10/01/2039	340	316

The accompanying notes are an integral part of these financial statements.

418

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Massachusetts – 0.75% – (Continued)
5.00%, 07/15/2036	$235	$258
5.00%, 07/15/2037	245	269
5.00%, 10/01/2037 (2)	645	652
5.00%, 11/15/2038 (2)	180	184
5.00%, 10/01/2041	825	800
5.00%, 07/01/2044 (2)	1,000	950
5.00%, 07/01/2044	4,000	3,837
5.00%, 07/15/2046	1,000	1,096
5.00%, 10/01/2048	9,700	8,890
5.00%, 10/01/2057 (2)	4,880	4,494
5.13%, 01/01/2040	1,740	1,655
5.13%, 11/15/2046 (2)	1,050	1,056
5.25%, 01/01/2050	430	380
5.25%, 07/01/2052	1,000	976
5.25%, 07/01/2055	1,000	955
5.25%, 06/01/2060	700	712
5.25%, 06/01/2065	700	707
5.50%, 08/15/2050	2,000	2,052
6.00%, 07/01/2050	400	421
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	245	208
2.63%, 07/01/2036	100	97
3.63%, 07/01/2038	410	396
4.25%, 07/01/2032	125	125
4.25%, 07/01/2044	500	492

Total Massachusetts		31,978

Michigan – 1.19%
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,765	1,765
5.00%, 02/15/2041	385	363
5.00%, 02/15/2047	1,080	970
City of Detroit MI
4.00%, 04/01/2040	950	864
4.00%, 04/01/2041	325	290
5.00%, 04/01/2029	570	592
5.00%, 04/01/2030	555	574
5.00%, 04/01/2031	595	615
5.00%, 04/01/2032	420	433
5.00%, 04/01/2033	250	257
5.00%, 04/01/2034	1,000	1,025
5.00%, 04/01/2037	145	147
5.00%, 04/01/2038	100	101
5.00%, 04/01/2039	170	174
5.00%, 04/01/2046	1,000	987
5.00%, 04/01/2050	750	726
5.50%, 04/01/2031	560	607
5.50%, 04/01/2033	470	505
5.50%, 04/01/2035	350	373
5.50%, 04/01/2037	465	490
5.50%, 04/01/2039	645	672
5.50%, 04/01/2045	750	763
5.50%, 04/01/2050	605	611
Flint Hospital Building Authority
4.00%, 07/01/2038	500	468
5.25%, 07/01/2039	100	100

The accompanying notes are an integral part of these financial statements.

419

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 1.19% – (Continued)
Gerald R Ford International Airport Authority
5.00%, 01/01/2046	$1,500	$1,504
Grand Rapids Economic Development Corp.
5.00%, 11/01/2032	145	143
5.00%, 11/01/2037	580	542
5.00%, 11/01/2047	500	419
5.00%, 11/01/2052	515	415
Great Lakes Water Authority Sewage Disposal System Revenue
5.25%, 07/01/2047	4,330	4,507
Ivywood Classical Academy
6.25%, 01/01/2059	2,750	2,624
Kentwood Economic Development Corp.
4.00%, 11/15/2031	925	897
4.00%, 11/15/2037	690	618
4.00%, 11/15/2043	1,100	894
4.00%, 11/15/2045	1,000	797
5.00%, 11/15/2037	1,425	1,406
5.00%, 11/15/2041	750	713
Michigan Finance Authority
4.00%, 12/01/2040	165	152
4.00%, 11/15/2050	160	136
5.00%, 06/01/2029	1,500	1,562
Michigan State Housing Development Authority
5.00%, 06/01/2053	745	774
6.00%, 06/01/2054	240	259
Michigan Strategic Fund
4.00%, 10/01/2061 (1)	6,600	6,562
5.00%, 05/15/2037	250	250
5.00%, 11/15/2043	750	695
5.00%, 05/15/2044	250	234
5.00%, 11/15/2049	1,340	1,206
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	4,030	482
State of Michigan Trunk Line Revenue
4.00%, 11/15/2046	250	226
University of Michigan
3.90%, 04/01/2042 (1)	1,700	1,700
Wayne County Airport Authority
5.00%, 12/01/2037	250	256
5.00%, 12/01/2040	3,000	3,001
5.00%, 12/01/2042	900	897
5.00%, 12/01/2047	2,000	1,963

Total Michigan		50,306

Minnesota – 0.51%
City of Apple Valley MN
5.38%, 09/01/2045	375	371
5.50%, 09/01/2055	600	593
5.63%, 09/01/2065	1,000	990
City of Deephaven MN
6.13%, 06/15/2061 (2)	6,000	5,400
City of Rochester MN
5.00%, 12/01/2025	250	249
5.00%, 11/15/2057	3,120	3,154
5.25%, 12/01/2038	1,000	932
City of Woodbury MN
4.00%, 07/01/2041	60	48
4.00%, 07/01/2051	45	32

The accompanying notes are an integral part of these financial statements.

420

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Minnesota – 0.51% – (Continued)
4.00%, 07/01/2056	$40	$28
5.25%, 06/01/2045 (2)	1,000	923
5.50%, 06/01/2063 (2)	1,250	1,129
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.00%, 11/01/2042	675	542
Minnesota Agricultural & Economic Development Board
5.25%, 01/01/2054	2,300	2,327
Minnesota Housing Finance Agency
4.25%, 01/01/2049	665	670
6.25%, 01/01/2054	2,320	2,517
6.50%, 07/01/2054	930	1,021
Minnesota Office of Higher Education
2.65%, 11/01/2038	455	414
4.00%, 11/01/2042	495	457

Total Minnesota		21,797

Mississippi – 0.06%
County of Lowndes MS
2.65%, 04/01/2037 (1)	155	153
Mississippi Business Finance Corp.
2.38%, 06/01/2044	400	240
5.00%, 02/01/2036 (1)(2)	1,350	1,365
Mississippi Home Corp.
4.00%, 12/01/2044	305	306
Mississippi Hospital Equipment & Facilities Authority
5.00%, 09/01/2046	500	478

Total Mississippi		2,542

Missouri – 1.37%
Cape Girardeau County Industrial Development Authority
3.00%, 03/01/2046	350	257
4.00%, 03/01/2041	285	268
5.00%, 03/01/2036	100	101
5.50%, 05/01/2044 (2)	465	427
Health & Educational Facilities Authority of the State of Missouri
4.00%, 02/01/2028	250	251
4.00%, 08/01/2031	310	303
4.00%, 08/01/2036	590	543
4.00%, 08/01/2041	745	633
4.00%, 02/01/2042	275	236
4.00%, 02/01/2048	3,220	2,565
4.00%, 11/15/2048	550	476
5.00%, 02/01/2035	2,045	2,048
5.00%, 08/01/2040	1,145	1,110
5.00%, 02/01/2042	4,310	4,233
5.00%, 08/01/2045	250	233
5.00%, 02/01/2046	1,190	1,096
5.00%, 02/01/2046	1,350	1,244
5.25%, 02/01/2048	250	244
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	110	105
4.38%, 11/15/2035	1,540	1,394
4.75%, 11/15/2047	1,635	1,387
Joplin Industrial Development Authority
3.50%, 11/01/2040	135	123
Kansas City Industrial Development Authority
4.00%, 03/01/2050	4,515	3,733
4.00%, 03/01/2057	7,365	5,911

The accompanying notes are an integral part of these financial statements.

421

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Missouri – 1.37% – (Continued)
5.00%, 06/01/2046 (2)	$700	$651
Kirkwood Industrial Development Authority
5.25%, 05/15/2037	135	131
5.25%, 05/15/2042	115	105
Lees Summit Industrial Development Authority
5.00%, 08/15/2039	600	609
5.63%, 08/15/2054	70	69
5.75%, 08/15/2059	60	59
Missouri Housing Development Commission
5.50%, 05/01/2055	695	743
5.75%, 05/01/2055	2,185	2,375
5.75%, 05/01/2056	3,700	4,012
6.00%, 05/01/2055	775	851
6.00%, 05/01/2055	3,580	3,930
6.00%, 05/01/2056	1,165	1,272
Plaza at Noah’s Ark Community Improvement District
3.00%, 05/01/2030	600	565
St Louis County Industrial Development Authority
5.00%, 12/01/2025	165	165
5.00%, 08/15/2030	70	70
5.00%, 08/15/2035	50	49
5.00%, 12/01/2035	135	131
5.00%, 09/01/2038	820	822
5.00%, 09/01/2048	1,845	1,713
5.13%, 08/15/2045	315	271
5.13%, 12/01/2045	145	128
5.13%, 09/01/2048	5,425	5,124
5.25%, 09/01/2053	650	613
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000	1,013
5.13%, 06/01/2046	330	310
5.38%, 06/01/2043	2,995	2,965
Taney County Industrial Development Authority
6.00%, 10/01/2049 (2)	300	287

Total Missouri		57,954

Montana – 0.10%
City of Forsyth MT
3.88%, 10/01/2032	1,500	1,496
City of Kalispell MT
5.25%, 05/15/2037	810	807
5.25%, 05/15/2047	1,040	922
5.25%, 05/15/2052	560	483
Montana Board of Housing
3.50%, 06/01/2050	280	279
5.75%, 06/01/2055	50	54

Total Montana		4,041

Nebraska – 0.10%
Central Plains Energy Project
5.00%, 09/01/2033	1,500	1,608
5.00%, 09/01/2035	1,025	1,093
5.00%, 05/01/2053 (1)	100	104
Nebraska Educational Health Cultural & Social Services Finance Authority
4.00%, 01/01/2037	400	381
4.00%, 01/01/2049	700	594

The accompanying notes are an integral part of these financial statements.

422

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Nebraska – 0.10% – (Continued)
Nebraska Investment Finance Authority
6.00%, 09/01/2054	$420	$463

Total Nebraska		4,243

Nevada – 0.52%
City of Las Vegas NV Special Improvement District No 611
4.13%, 06/01/2050	630	507
City of Las Vegas NV Special Improvement District No 612 Skye Hills
4.00%, 06/01/2050	485	389
City of Las Vegas NV Special Improvement District No 613
5.25%, 12/01/2047	550	528
5.50%, 12/01/2053	250	245
City of Las Vegas NV Special Improvement District No 812
5.00%, 12/01/2035	125	125
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039	420	383
4.00%, 06/01/2049	1,515	1,214
City of Las Vegas NV Special Improvement District No 815
4.75%, 12/01/2040	850	814
5.00%, 12/01/2049	855	804
City of Las Vegas NV Special Improvement District No 816
3.00%, 06/01/2041	625	464
3.13%, 06/01/2046	1,765	1,217
3.13%, 06/01/2051	100	66
City of Las Vegas NV Special Improvement District No 817
6.00%, 06/01/2053	30	31
City of Las Vegas NV Special Improvement District No 818
4.50%, 12/01/2029	710	720
5.00%, 12/01/2054	710	654
City of North Las Vegas NV
4.50%, 06/01/2039	470	442
4.63%, 06/01/2043	335	305
4.63%, 06/01/2049	580	511
City of Reno NV
0.00%, 07/01/2058 (2)	9,500	1,412
5.00%, 06/01/2041 (2)	500	489
5.13%, 06/01/2047 (2)	2,000	1,875
5.25%, 06/01/2054 (2)	250	232
City of Sparks NV Special Improvement District No 1
5.00%, 06/01/2044	400	386
5.13%, 06/01/2054	1,000	935
County of Clark NV
2.10%, 06/01/2031	700	612
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043	2,500	2,508
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,030	1,040
5.00%, 06/15/2040	990	989
5.00%, 06/15/2045	540	523
Las Vegas Valley Water District
4.00%, 06/01/2051	500	435
Nevada Housing Division
3.00%, 04/01/2051	250	246
State of Nevada Department of Business & Industry
5.00%, 12/15/2048 (2)	250	225
9.50%, 01/01/2065 (1)(2)	850	805

Total Nevada		22,131

The accompanying notes are an integral part of these financial statements.

423

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Hampshire – 1.99%
New Hampshire Business Finance Authority
0.00%, 12/15/2033 (2)	$2,800	$1,688
0.00%, 12/01/2034 (2)	16,900	9,064
0.00%, 02/01/2035 (2)	2,500	1,364
0.00%, 08/20/2039 (1)	1,748	69
0.00%, 10/20/2041 (1)	5,848	5,422
0.00%, 07/01/2051 (1)	3,401	125
2.95%, 04/01/2029 (2)	900	864
3.63%, 08/20/2039	397	364
3.63%, 07/01/2043 (1)(2)	250	201
3.75%, 07/01/2045 (1)(2)	3,280	2,631
3.88%, 01/20/2038	4,747	4,333
3.93%, 07/20/2040 (1)	3,900	3,394
4.00%, 11/01/2027 (2)	195	195
4.00%, 10/20/2036	4,744	4,467
4.00%, 01/01/2041	3,425	2,932
4.00%, 01/01/2051	3,550	2,625
4.06%, 11/20/2039 (1)	3,128	3,016
4.09%, 01/20/2041 (1)	1,437	1,293
4.09%, 01/20/2041 (1)	1,931	1,833
4.13%, 01/20/2034	4,072	4,026
4.15%, 10/20/2040 (1)	2,165	2,092
4.18%, 05/20/2042 (1)	1,905	1,626
4.25%, 07/20/2041	5,299	5,054
4.38%, 09/20/2036	2,943	2,850
4.53%, 10/15/2034 (2)	650	648
4.63%, 11/01/2042 (2)	500	451
4.88%, 11/01/2042 (2)	3,220	2,960
5.05%, 06/15/2035 (2)	1,150	1,152
5.25%, 07/01/2039 (2)	345	345
5.50%, 06/01/2055	1,170	1,196
5.63%, 12/15/2033 (2)	2,190	2,228
5.63%, 07/01/2046 (2)	185	181
5.75%, 07/01/2054 (2)	1,465	1,420
5.88%, 12/15/2032 (2)	3,000	2,947
6.25%, 12/15/2038 (2)	1,100	1,114
New Hampshire Health & Education Facilities Authority Act
4.00%, 06/01/2041 (1)	6,380	6,380
4.00%, 11/01/2044	35	32
5.00%, 10/01/2036	55	55
5.00%, 10/01/2040	50	50
5.00%, 11/01/2043	80	81
5.00%, 10/01/2046	415	413
5.50%, 08/01/2050	850	886
New Hampshire Housing Finance Authority
6.25%, 01/01/2055	200	218
6.25%, 07/01/2055	250	278

Total New Hampshire		84,563

New Jersey – 2.14%
Essex County Improvement Authority
4.00%, 06/15/2046	135	118
4.00%, 06/15/2056	150	123
New Jersey Economic Development Authority
0.00%, 07/01/2026	170	165
4.00%, 11/01/2038	825	776
4.00%, 11/01/2044	1,555	1,366
4.00%, 08/01/2059	355	288

The accompanying notes are an integral part of these financial statements.

424

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey – 2.14% – (Continued)
4.88%, 01/01/2029	$1,770	$1,767
5.00%, 01/01/2030	635	635
5.00%, 01/01/2031	500	502
5.00%, 01/01/2034	135	134
5.00%, 01/01/2035	375	367
5.00%, 06/15/2037	85	84
5.00%, 10/01/2037	6,080	6,121
5.00%, 07/01/2047	250	228
5.00%, 10/01/2047	7,690	7,391
5.00%, 01/01/2048	4,220	3,808
5.00%, 01/01/2049	400	357
5.00%, 06/15/2054 (2)	3,750	3,440
5.13%, 01/01/2034	705	705
5.13%, 06/15/2043	2,570	2,433
5.25%, 09/15/2029	1,375	1,375
5.25%, 01/01/2044	560	511
5.50%, 01/01/2027	500	501
5.63%, 11/15/2030	2,095	2,096
5.63%, 11/15/2030	3,840	3,842
5.63%, 01/01/2052	3,155	3,156
5.75%, 09/15/2027	1,050	1,051
6.38%, 01/01/2035 (2)	1,150	1,172
6.63%, 01/01/2045 (2)	1,470	1,501
New Jersey Educational Facilities Authority
5.00%, 07/01/2040	270	276
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2033	500	506
New Jersey Higher Education Student Assistance Authority
2.50%, 12/01/2040	290	266
3.25%, 12/01/2029	180	180
3.25%, 12/01/2030	175	175
3.50%, 12/01/2039	1,010	979
4.00%, 12/01/2041	360	355
4.00%, 12/01/2044	600	558
4.25%, 12/01/2045	310	302
4.50%, 12/01/2045	630	624
5.50%, 12/01/2055	500	491
New Jersey Housing & Mortgage Finance Agency
6.00%, 10/01/2055	100	108
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2031	2,075	1,659
0.00%, 12/15/2034	200	139
0.00%, 12/15/2039	4,500	2,373
4.00%, 06/15/2039	1,050	995
4.00%, 12/15/2039	1,500	1,416
4.00%, 06/15/2040	1,750	1,645
4.00%, 06/15/2042	1,210	1,109
4.00%, 06/15/2046	1,790	1,593
4.00%, 06/15/2050	1,565	1,361
5.00%, 12/15/2030	250	265
5.00%, 06/15/2038	1,675	1,760
5.00%, 06/15/2046	500	506
5.25%, 06/15/2041	570	605
5.25%, 06/15/2046	695	716
5.25%, 06/15/2046	730	842
5.50%, 06/15/2050	1,185	1,387
New Jersey Turnpike Authority
5.25%, 01/01/2055	600	624

The accompanying notes are an integral part of these financial statements.

425

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey – 2.14% – (Continued)
South Jersey Transportation Authority
5.00%, 11/01/2025	$500	$503
5.00%, 11/01/2045	825	829
Tobacco Settlement Financing Corp.
5.00%, 06/01/2046	11,050	10,647
5.25%, 06/01/2046	8,770	8,828

Total New Jersey		90,635

New Mexico – 0.03%
City of Farmington NM
2.15%, 04/01/2033	550	462
City of Santa Fe NM
5.00%, 05/15/2044	200	188
New Mexico Mortgage Finance Authority
3.50%, 07/01/2050	555	553
5.75%, 03/01/2056	230	251

Total New Mexico		1,454

New York – 5.50%
Albany Capital Resource Corp.
4.75%, 06/01/2054	550	499
5.00%, 06/01/2064	820	757
Brooklyn Arena Local Development Corp.
5.00%, 07/15/2026	2,500	2,534
5.00%, 07/15/2042	3,990	3,967
Build NYC Resource Corp.
4.00%, 06/15/2031 (2)	405	392
4.00%, 06/15/2041 (2)	100	84
4.88%, 05/01/2031 (2)	555	559
5.00%, 01/01/2035 (2)	3,000	3,001
5.00%, 12/01/2041 (2)	2,550	2,283
5.00%, 06/01/2051 (2)	170	135
5.00%, 06/15/2051 (2)	8,890	7,865
5.00%, 12/01/2051 (2)	1,760	1,472
5.00%, 12/01/2055 (2)	1,500	1,230
5.50%, 09/01/2045 (2)	350	344
5.50%, 05/01/2048 (2)	1,390	1,346
City of New York NY
4.00%, 08/01/2050	350	303
5.00%, 03/01/2042	140	146
5.25%, 02/01/2050	1,000	1,040
5.25%, 02/01/2053	500	519
County of Nassau NY
5.00%, 01/01/2058 (6)(7)	2,484	–
County of Sullivan NY
5.35%, 11/01/2049 (2)	350	336
5.35%, 11/01/2049 (2)	1,000	960
5.35%, 11/01/2049 (2)	1,160	1,113
Empire State Development Corp.
3.00%, 03/15/2049	5,000	3,547
4.00%, 03/15/2043	710	646
4.00%, 03/15/2049	500	436
5.00%, 03/15/2057	1,000	1,010
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	4,935	1,288
5.00%, 01/01/2056	2,280	1,793
5.63%, 01/01/2055	7,115	6,130

The accompanying notes are an integral part of these financial statements.

426

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 5.50% – (Continued)
Metropolitan Transportation Authority
4.00%, 11/15/2042	$1,230	$1,090
4.00%, 11/15/2045	1,000	860
4.00%, 11/15/2050	700	584
5.00%, 11/15/2050	225	223
5.00%, 11/15/2052	1,000	983
New York City Housing Development Corp.
5.25%, 12/15/2031	2,525	2,585
New York City Industrial Development Agency
3.00%, 01/01/2037	1,205	1,057
3.00%, 01/01/2046	870	626
3.00%, 03/01/2049	380	270
4.00%, 03/01/2045	3,500	3,159
5.00%, 01/01/2026	1,035	1,044
New York City Municipal Water Finance Authority
4.00%, 06/15/2052	1,000	863
4.13%, 06/15/2047	605	548
New York City Transitional Finance Authority
5.00%, 11/01/2046	200	206
5.00%, 11/01/2047	830	850
5.00%, 05/01/2048	1,475	1,507
5.00%, 05/01/2049	510	520
5.00%, 05/01/2053	500	506
5.00%, 11/01/2053	750	761
5.25%, 02/01/2053	1,300	1,345
5.50%, 11/01/2049	380	404
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 05/01/2044	315	284
4.00%, 02/01/2051	1,000	864
4.00%, 02/01/2051	1,000	877
5.00%, 02/01/2047	3,375	3,427
New York Liberty Development Corp.
2.63%, 09/15/2069	400	368
2.80%, 09/15/2069	1,025	935
2.88%, 11/15/2046	240	164
3.00%, 11/15/2051	1,000	672
5.00%, 11/15/2044 (2)	2,800	2,736
5.15%, 11/15/2034 (2)	2,920	2,920
5.25%, 10/01/2035	2,405	2,697
5.38%, 11/15/2040 (2)	7,910	7,910
New York State Dormitory Authority
3.00%, 02/01/2050	150	104
4.00%, 03/15/2043	1,000	917
4.00%, 03/15/2047	1,585	1,404
4.00%, 03/15/2054	2,350	2,029
4.00%, 05/01/2054	2,735	2,262
5.00%, 12/01/2026 (2)	300	300
5.00%, 12/01/2026 (2)	1,500	1,509
5.00%, 12/01/2027 (2)	500	500
5.00%, 12/01/2028 (2)	600	600
5.00%, 12/01/2028 (2)	3,300	3,320
5.00%, 07/01/2029	2,240	2,241
5.00%, 12/01/2029 (2)	450	450
5.00%, 12/01/2030 (2)	1,000	1,000
5.00%, 12/01/2031 (2)	1,200	1,203
5.00%, 12/01/2033 (2)	700	695
5.00%, 12/01/2036 (2)	100	95
5.00%, 03/15/2049	1,245	1,269

The accompanying notes are an integral part of these financial statements.

427

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 5.50% – (Continued)
5.25%, 10/01/2049	$2,940	$2,959
5.25%, 03/15/2052	1,175	1,215
5.50%, 11/01/2047	1,470	1,512
New York State Environmental Facilities Corp.
2.75%, 09/01/2050 (1)	1,500	1,494
3.13%, 12/01/2044 (1)(2)	500	494
5.13%, 09/01/2050 (1)(2)	510	525
New York Transportation Development Corp.
0.00%, 12/31/2054	2,210	1,365
2.25%, 08/01/2026	4,795	4,720
3.00%, 08/01/2031	8,535	7,844
4.00%, 10/01/2030	775	762
4.00%, 01/01/2036	100	94
4.00%, 12/01/2039	100	94
4.00%, 12/01/2042	1,315	1,134
4.38%, 10/01/2045	2,940	2,622
5.00%, 08/01/2026	1,195	1,195
5.00%, 12/01/2026	365	374
5.00%, 12/01/2026	400	409
5.00%, 01/01/2027	4,000	4,059
5.00%, 12/01/2028	925	970
5.00%, 12/01/2028	1,200	1,259
5.00%, 01/01/2029	1,545	1,581
5.00%, 01/01/2030	100	102
5.00%, 01/01/2031	4,015	4,096
5.00%, 08/01/2031	11,175	11,174
5.00%, 01/01/2032	965	983
5.00%, 01/01/2033	500	508
5.00%, 01/01/2034	1,750	1,774
5.00%, 12/01/2034	400	416
5.00%, 12/01/2034	1,395	1,482
5.00%, 10/01/2035	6,210	6,312
5.00%, 12/01/2035	1,250	1,304
5.00%, 01/01/2036	3,565	3,593
5.00%, 12/01/2037	500	510
5.00%, 12/01/2039	885	894
5.00%, 10/01/2040	2,460	2,447
5.00%, 12/01/2040	560	563
5.00%, 07/01/2041	685	685
5.00%, 12/01/2041	810	807
5.00%, 12/01/2042	560	551
5.00%, 07/01/2046	1,955	1,893
5.13%, 06/30/2060	750	736
5.25%, 08/01/2031	1,200	1,227
5.25%, 01/01/2050	1,325	1,305
5.25%, 12/31/2054	2,380	2,382
5.38%, 08/01/2036	1,415	1,443
5.50%, 06/30/2054	2,300	2,315
5.50%, 12/31/2060	9,180	9,178
5.63%, 04/01/2040	1,415	1,454
6.00%, 04/01/2035	1,790	1,947
6.00%, 06/30/2054	4,350	4,494
Niagara Area Development Corp.
4.75%, 11/01/2042 (2)	4,645	4,207
Oneida Indian Nation of New York
6.00%, 09/01/2043 (2)	300	316
7.25%, 09/01/2034 (2)	825	829

The accompanying notes are an integral part of these financial statements.

428

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 5.50% – (Continued)
Onondaga Civic Development Corp.
5.38%, 08/01/2054	$480	$378
5.50%, 12/01/2056	400	424
Port Authority of New York & New Jersey
5.50%, 08/01/2052	1,000	1,029
State of New York Mortgage Agency Homeowner Mortgage Revenue
3.25%, 10/01/2051	460	455
4.65%, 10/01/2050	1,675	1,611
Suffolk Regional Off-Track Betting Corp.
5.75%, 12/01/2044	750	767
6.00%, 12/01/2053	550	562
Tompkins County Development Corp.
5.00%, 07/01/2034	160	160
Triborough Bridge & Tunnel Authority
4.00%, 11/15/2054	1,500	1,276
5.00%, 11/15/2054	1,500	1,514
5.25%, 05/15/2054	950	981
5.50%, 12/01/2059	1,235	1,297
Westchester County Local Development Corp.
5.00%, 01/01/2037	525	544
5.00%, 01/01/2041	500	506
5.00%, 11/01/2046	600	538
5.75%, 11/01/2048	1,150	1,233
5.75%, 11/01/2049	1,250	1,336
Yonkers Economic Development Corp.
4.00%, 10/15/2029	200	198
5.00%, 10/15/2039	315	310

Total New York		233,205

North Carolina – 1.36%
City of Charlotte NC Airport Revenue
4.00%, 07/01/2038	1,525	1,476
4.00%, 07/01/2039	1,670	1,594
4.00%, 07/01/2040	2,030	1,910
4.00%, 07/01/2041	1,500	1,374
Greater Asheville Regional Airport Authority
5.50%, 07/01/2047	3,950	4,070
North Carolina Housing Finance Agency
3.00%, 07/01/2051	690	680
3.20%, 07/01/2056 (1)	850	850
5.00%, 07/01/2047	135	130
6.25%, 01/01/2055	150	163
6.25%, 01/01/2055	170	188
6.25%, 01/01/2056	875	979
North Carolina Medical Care Commission
4.00%, 03/01/2031	575	572
4.00%, 03/01/2036	160	152
4.00%, 10/01/2040	110	98
4.00%, 03/01/2041	2,225	1,969
4.00%, 09/01/2041	75	66
4.00%, 03/01/2042	1,830	1,597
4.00%, 09/01/2047	1,065	867
4.00%, 03/01/2051	4,240	3,314
4.00%, 09/01/2051	65	51
4.00%, 01/01/2052	60	45
4.70%, 07/01/2037	735	567
4.88%, 07/01/2040	915	673
5.00%, 10/01/2025	385	385

The accompanying notes are an integral part of these financial statements.

429

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
North Carolina – 1.36% – (Continued)
5.00%, 10/01/2025	$1,000	$1,002
5.00%, 10/01/2030	550	550
5.00%, 10/01/2030	2,100	2,101
5.00%, 01/01/2031	625	623
5.00%, 10/01/2031	3,070	3,103
5.00%, 10/01/2035	325	328
5.00%, 10/01/2037	355	356
5.00%, 01/01/2038	2,945	2,963
5.00%, 01/01/2039	1,225	1,131
5.00%, 07/01/2039	1,110	1,099
5.00%, 10/01/2040	1,325	1,328
5.00%, 10/01/2043	2,000	1,746
5.00%, 07/01/2044	1,100	1,036
5.00%, 09/01/2044	1,260	1,223
5.00%, 07/01/2045	300	206
5.00%, 10/01/2045	1,270	1,233
5.00%, 07/01/2047	80	53
5.00%, 01/01/2049	785	745
5.00%, 07/01/2049	1,900	1,732
5.00%, 10/01/2049	750	728
5.00%, 10/01/2050	500	443
5.25%, 10/01/2037	360	350
5.38%, 10/01/2045	1,800	1,632
5.50%, 09/01/2044	1,405	1,405
5.50%, 09/01/2054	175	168
North Carolina State Education Assistance Authority
5.00%, 06/01/2043	350	355
5.00%, 06/01/2045	705	713
North Carolina Turnpike Authority
4.00%, 01/01/2055	3,730	3,063
5.00%, 01/01/2032	1,000	1,022
5.00%, 07/01/2051	1,055	1,034
5.00%, 07/01/2054	585	566

Total North Carolina		57,807

North Dakota – 0.10%
City of Horace ND
4.50%, 05/01/2039	500	481
5.00%, 05/01/2050	1,500	1,421
County of Ward ND
5.00%, 06/01/2038	500	482
5.00%, 06/01/2043	50	47
North Dakota Housing Finance Agency
6.00%, 07/01/2054	35	38
6.00%, 07/01/2055	985	1,086
6.25%, 01/01/2055	565	626

Total North Dakota		4,181

Ohio – 4.08%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2033	425	426
4.00%, 11/15/2034	500	499
4.00%, 11/15/2036	2,000	1,974
4.00%, 11/15/2037	1,600	1,570
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2048	300	249
5.00%, 06/01/2034	890	921
5.00%, 06/01/2055	67,690	57,707

The accompanying notes are an integral part of these financial statements.

430

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 4.08% – (Continued)
Butler County Port Authority
4.00%, 05/15/2033	$110	$107
4.00%, 05/15/2046	1,000	811
City of Centerville OH
5.00%, 11/01/2025	420	420
5.25%, 11/01/2037	600	585
5.25%, 11/01/2047	150	133
City of Norwood OH
5.00%, 12/01/2035	1,500	1,529
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055 (2)	1,140	862
4.50%, 12/01/2055 (2)	400	319
5.25%, 12/01/2038	500	505
5.50%, 12/01/2043	240	241
5.50%, 12/01/2053	2,700	2,619
5.88%, 01/01/2049 (2)	275	266
Columbus-Franklin County Finance Authority
5.00%, 12/01/2051	1,000	942
County of Butler OH
5.00%, 11/15/2045	75	72
County of Cuyahoga OH
5.00%, 02/15/2042	5,355	5,163
5.00%, 02/15/2052	1,000	918
5.00%, 02/15/2057	205	189
5.50%, 02/15/2052	5,895	5,767
5.50%, 02/15/2057	7,850	7,616
County of Franklin OH
4.00%, 07/01/2033	385	370
4.00%, 07/01/2033	665	639
4.00%, 07/01/2036	625	569
County of Hamilton OH
5.00%, 01/01/2037	230	231
5.00%, 01/01/2042	1,000	984
5.00%, 01/01/2046	2,235	2,140
5.00%, 01/01/2047	500	479
5.00%, 09/15/2050	2,040	1,920
5.00%, 01/01/2052	570	538
5.50%, 01/01/2043	500	512
5.50%, 08/01/2051	585	577
5.75%, 01/01/2053	400	408
County of Lucas OH
5.25%, 11/15/2048	2,840	2,735
County of Marion OH
5.00%, 12/01/2039	110	89
5.13%, 12/01/2049	700	516
County of Muskingum OH
5.00%, 02/15/2033	1,000	1,004
5.00%, 02/15/2044	340	324
5.00%, 02/15/2048	2,080	1,943
County of Warren OH
4.00%, 07/01/2045	460	395
5.00%, 07/01/2039	800	800
5.00%, 07/01/2054	500	471
County of Washington OH
6.75%, 12/01/2052	1,140	1,182
Franklin County Convention Facilities Authority Hotel Project Revenue
5.00%, 12/01/2044	3,165	2,951
5.00%, 12/01/2051	2,645	2,346

The accompanying notes are an integral part of these financial statements.

431

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 4.08% – (Continued)
Hickory Chase Community Authority
5.00%, 12/01/2040 (2)	$400	$388
Ohio Air Quality Development Authority
1.50%, 02/01/2026 (1)	300	296
2.50%, 11/01/2042 (1)	500	470
2.60%, 06/01/2041 (1)	1,665	1,572
2.88%, 02/01/2026	1,000	991
3.25%, 09/01/2029	2,585	2,526
3.65%, 12/01/2027	1,075	1,070
3.70%, 07/01/2028	3,760	3,731
3.70%, 10/01/2028	2,750	2,725
3.75%, 01/01/2029	925	917
4.00%, 09/01/2030 (1)	85	86
4.25%, 01/15/2038 (2)	2,000	1,922
4.25%, 11/01/2039 (1)	4,220	4,264
4.25%, 11/01/2040 (1)	1,785	1,805
4.50%, 01/15/2048 (2)	3,385	3,054
5.00%, 07/01/2049 (2)	11,720	10,376
Ohio Higher Educational Facility Commission
3.60%, 01/01/2039 (1)	1,700	1,700
5.00%, 12/01/2045	300	279
5.00%, 12/01/2050	725	654
5.25%, 01/01/2047	500	497
5.25%, 01/01/2052	250	246
Ohio Housing Finance Agency
5.70%, 08/01/2043 (2)	1,275	1,290
6.00%, 01/01/2045 (2)	1,930	1,827
6.25%, 03/01/2055	445	484
6.25%, 03/01/2056	1,055	1,163
6.38%, 01/01/2045 (2)	2,365	2,372
Port of Greater Cincinnati Development Authority
6.50%, 01/01/2045 (2)	2,500	2,521
Southeastern Ohio Port Authority
5.50%, 12/01/2043	1,000	878
State of Ohio
4.00%, 01/15/2038	70	67
4.00%, 01/15/2039	135	128
5.00%, 12/01/2048 (2)	800	699
5.00%, 01/15/2050	1,170	1,148
Summit County Development Finance Authority
5.63%, 12/01/2048	1,630	1,678
5.75%, 12/01/2053	2,570	2,643

Total Ohio		173,000

Oklahoma – 0.65%
Norman Regional Hospital Authority
3.25%, 09/01/2039	350	249
4.00%, 09/01/2037	495	397
4.00%, 09/01/2045	3,060	2,206
5.00%, 09/01/2027	280	275
5.00%, 09/01/2037	780	701
5.00%, 09/01/2045	820	684
Oklahoma County Finance Authority
2.00%, 12/01/2047	510	25
5.88%, 12/01/2047	2,478	1,541
6.25%, 06/15/2054 (2)	2,120	2,009
6.50%, 06/15/2064 (2)	155	150

The accompanying notes are an integral part of these financial statements.

432

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Oklahoma – 0.65% – (Continued)
Oklahoma Development Finance Authority
5.25%, 08/15/2048	$3,710	$3,582
5.50%, 08/15/2052	250	247
5.50%, 08/15/2057	2,555	2,501
7.25%, 09/01/2051 (2)	500	481
Oklahoma Housing Finance Agency
6.00%, 09/01/2054	320	349
6.25%, 09/01/2055	345	382
6.25%, 09/01/2056	1,395	1,562
Oklahoma Turnpike Authority
4.50%, 01/01/2053	1,500	1,437
5.50%, 01/01/2053	1,500	1,564
5.50%, 01/01/2054	315	334
Tulsa County Industrial Authority
5.00%, 11/15/2029	400	406
5.25%, 11/15/2037	1,085	1,090
5.25%, 11/15/2045	1,595	1,549
Tulsa Municipal Airport Trust Trustees
5.50%, 12/01/2035	745	745
6.25%, 12/01/2035	2,275	2,513
6.25%, 12/01/2040	550	597

Total Oklahoma		27,576

Oregon – 0.57%
City of Portland OR Sewer System Revenue
5.00%, 10/01/2049	450	462
5.00%, 10/01/2054	565	576
Clackamas County Hospital Facility Authority
5.00%, 11/15/2032	35	35
5.00%, 11/15/2037	35	35
5.00%, 11/15/2047	95	87
5.00%, 11/15/2052	645	573
Hospital Facilities Authority of Multnomah County Oregon
4.00%, 12/01/2036	825	751
4.00%, 12/01/2041	1,170	968
4.00%, 12/01/2051	1,050	755
4.00%, 12/01/2056	905	628
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200	202
5.00%, 09/01/2032	270	272
5.00%, 09/01/2046	1,000	989
Oregon State Facilities Authority
5.00%, 06/01/2052	325	318
5.50%, 06/15/2045 (2)	375	368
5.63%, 06/15/2055 (2)	810	784
6.00%, 06/15/2065 (2)	590	592
Polk County Hospital Facility Authority
5.50%, 07/01/2050	25	24
Port of Portland OR Airport Revenue
4.00%, 07/01/2040	5,800	5,440
Salem Hospital Facility Authority
4.00%, 05/15/2040	1,975	1,758
4.00%, 05/15/2047	975	779
4.00%, 05/15/2057	3,400	2,524
5.00%, 05/15/2048	750	690
5.00%, 05/15/2053	2,000	1,797
State of Oregon
3.50%, 12/01/2050	330	329

The accompanying notes are an integral part of these financial statements.

433

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Oregon – 0.57% – (Continued)
5.25%, 05/01/2045	$450	$481
State of Oregon Housing & Community Services Department
6.50%, 07/01/2054	1,900	2,107

Total Oregon		24,324

Other Territory – 0.25%
Freddie Mac Multifamily ML Certificates
0.00%, 06/25/2035 (1)(2)	4,883	301
0.00%, 11/25/2038 (1)	2,480	2,313
0.00%, 12/25/2038 (1)	3,480	3,045
0.00%, 05/25/2041 (1)	893	852
0.00%, 04/25/2043 (1)	345	300
2.75%, 11/25/2035 (2)	241	218
4.14%, 01/25/2040 (1)	735	707
4.53%, 11/25/2042 (8)	2,065	2,047
4.76%, 08/25/2041 (8)	847	853

Total Other Territory		10,636

Pennsylvania – 4.01%
Adams County General Authority
5.00%, 06/01/2054	415	383
5.00%, 06/01/2059	75	68
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027 (2)	500	512
5.00%, 05/01/2028	20	21
5.00%, 05/01/2030	25	26
5.00%, 05/01/2032 (2)	2,260	2,294
5.00%, 05/01/2036	850	888
5.00%, 05/01/2042 (2)	2,675	2,608
5.00%, 05/01/2042	3,875	3,916
5.00%, 05/01/2042 (2)	4,955	4,825
5.00%, 05/01/2042 (2)	5,925	5,815
5.25%, 05/01/2042 (2)	535	529
5.38%, 05/01/2042 (2)	645	635
6.00%, 05/01/2042 (2)	295	297
Berks County Industrial Development Authority
5.00%, 05/15/2047	280	258
Berks County Municipal Authority
0.00%, 06/30/2044	2,595	1,474
0.00%, 06/30/2044	10,572	7,633
5.00%, 06/30/2039	5,505	5,082
6.00%, 06/30/2034	817	865
7.00%, 06/30/2039	4,026	3,532
8.00%, 06/30/2034	1,129	1,152
Bucks County Industrial Development Authority
4.00%, 08/15/2050	250	210
4.00%, 07/01/2051	250	194
5.00%, 07/01/2028	500	518
5.00%, 07/01/2029	500	523
5.00%, 07/01/2030	675	711
Butler County Hospital Authority
5.00%, 07/01/2035	570	553
5.00%, 07/01/2039	320	289
Chester County Industrial Development Authority
4.50%, 10/01/2049 (2)	500	421
4.50%, 10/01/2064 (2)	2,285	1,795
5.00%, 03/01/2027	555	563
5.00%, 03/01/2038 (2)	380	368

The accompanying notes are an integral part of these financial statements.

434

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 4.01% – (Continued)
5.13%, 03/01/2048 (2)	$760	$690
5.88%, 10/15/2047 (2)	3,385	3,372
Crawford County Hospital Authority
6.00%, 06/01/2036	200	202
Cumberland County Municipal Authority
4.50%, 01/01/2036 (2)	270	255
4.50%, 01/01/2040 (2)	3,825	3,392
4.50%, 01/01/2041 (2)	285	249
5.00%, 01/01/2031	500	501
5.00%, 01/01/2034	100	100
5.00%, 01/01/2039	610	582
5.00%, 01/01/2045	375	330
Doylestown Hospital Authority
4.00%, 07/01/2045	675	587
5.00%, 07/01/2046	340	334
5.00%, 07/01/2049	160	172
5.00%, 07/01/2049	2,170	2,121
5.38%, 07/01/2039 (2)	145	154
DuBois Hospital Authority
4.00%, 07/15/2043	545	443
4.00%, 07/15/2048	585	447
4.00%, 07/15/2051	1,250	916
5.00%, 07/15/2035	205	202
East Hempfield Township Industrial Development Authority
5.00%, 07/01/2030	55	55
5.00%, 07/01/2035	70	70
Franklin County Industrial Development Authority
5.00%, 12/01/2043	180	161
5.00%, 12/01/2048	90	77
5.00%, 12/01/2053	595	495
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2028	340	348
5.00%, 07/01/2030	850	866
5.00%, 07/01/2031	1,915	1,947
5.00%, 07/01/2033	560	566
5.00%, 07/01/2034	2,000	2,018
Lancaster County Hospital Authority
5.00%, 07/01/2030	220	221
5.00%, 07/01/2031	560	563
5.00%, 07/01/2032	560	561
5.00%, 12/01/2032	250	242
5.00%, 12/01/2037	820	738
5.00%, 07/01/2045	1,970	1,828
5.00%, 12/01/2047	2,010	1,577
5.25%, 07/01/2035	15	15
5.50%, 07/01/2045	70	66
Lancaster Industrial Development Authority
4.00%, 07/01/2051	250	195
Latrobe Industrial Development Authority
4.00%, 03/01/2037	450	404
4.00%, 03/01/2039	320	276
4.00%, 03/01/2040	500	421
4.00%, 03/01/2046	750	581
4.00%, 03/01/2051	800	598
Monroe County Hospital Authority
5.10%, 06/15/2039 (2)	2,005	1,910
8.00%, 06/15/2039 (2)	1,485	1,476

The accompanying notes are an integral part of these financial statements.

435

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 4.01% – (Continued)
Montgomery County Higher Education & Health Authority
4.00%, 12/01/2048	$220	$175
5.00%, 12/01/2037	710	713
5.00%, 09/01/2043	345	346
Montgomery County Industrial Development Authority
4.10%, 04/01/2053 (1)	1,230	1,257
5.00%, 11/15/2036	145	146
5.00%, 12/01/2046	250	229
5.00%, 11/15/2055	1,500	1,416
5.25%, 01/01/2040	1,750	1,662
5.38%, 01/01/2050	960	843
Pennsylvania Economic Development Financing Authority
3.00%, 10/15/2046	200	146
3.25%, 08/01/2039 (2)	1,030	821
4.00%, 07/01/2033	500	499
4.00%, 07/01/2046	565	475
4.25%, 08/01/2038 (1)	3,000	3,001
5.00%, 12/31/2026	500	507
5.00%, 12/31/2034	1,250	1,254
5.00%, 12/31/2038	4,750	4,731
5.00%, 06/30/2042	2,120	2,072
5.25%, 07/01/2046	55	55
5.25%, 07/01/2049	350	351
5.25%, 06/30/2053	1,000	1,000
5.45%, 01/01/2051 (1)(2)	4,130	4,214
5.50%, 06/30/2040	270	283
5.50%, 06/30/2041	160	166
5.50%, 06/30/2043	160	164
5.50%, 11/01/2044	595	595
5.75%, 06/30/2048	8,345	8,599
6.00%, 06/30/2061	4,715	4,938
Pennsylvania Higher Education Assistance Agency
2.45%, 06/01/2041	265	235
2.63%, 06/01/2042	1,760	1,548
4.00%, 06/01/2044	350	340
4.13%, 06/01/2045	150	143
4.75%, 06/01/2046	645	635
5.00%, 06/01/2031	1,075	1,128
5.50%, 06/01/2052	910	893
Pennsylvania Higher Educational Facilities Authority
3.71% (3 Month Term SOFR + 0.65%), 07/01/2039 (5)	570	525
Pennsylvania Housing Finance Agency
3.50%, 04/01/2049	95	95
5.00%, 10/01/2052	750	771
5.75%, 10/01/2053	3,140	3,329
6.00%, 10/01/2054	345	373
6.00%, 10/01/2054	590	637
6.25%, 10/01/2054	125	137
Pennsylvania Turnpike Commission
4.00%, 12/01/2045	2,000	1,804
4.00%, 12/01/2046	2,000	1,788
4.00%, 12/01/2050	1,880	1,626
4.00%, 12/01/2051	1,310	1,143
5.25%, 12/01/2052	2,385	2,451
5.25%, 12/01/2054	480	499
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
4.00%, 12/01/2051	3,995	3,473

The accompanying notes are an integral part of these financial statements.

436

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 4.01% – (Continued)
Philadelphia Authority for Industrial Development
4.00%, 06/01/2031	$520	$507
4.00%, 06/01/2041	750	634
4.00%, 06/01/2051	800	605
4.00%, 06/01/2056	850	623
5.00%, 08/01/2030	185	189
5.00%, 08/01/2030	255	262
5.00%, 07/01/2031	205	207
5.00%, 07/01/2032	600	604
5.00%, 07/01/2037	365	361
5.00%, 06/15/2039 (2)	305	299
5.00%, 06/15/2039	500	466
5.00%, 06/15/2040 (2)	900	862
5.00%, 08/01/2040	620	615
5.00%, 07/01/2042	145	136
5.00%, 06/15/2043 (2)	215	204
5.00%, 06/15/2050	1,375	1,167
5.00%, 06/15/2050 (2)	1,700	1,530
5.00%, 08/01/2050	340	309
5.00%, 08/01/2050	1,050	998
5.25%, 11/01/2052	3,030	2,982
Quakertown General Authority
6.50%, 03/01/2055 (2)	950	934
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	2,600	2,607
5.00%, 01/01/2038	4,125	4,106
West Cornwall Township Municipal Authority
4.00%, 11/15/2041	845	736
4.00%, 11/15/2046	1,050	853
5.00%, 12/15/2038	250	244
Westmoreland County Industrial Development Authority
4.00%, 07/01/2037	435	402

Total Pennsylvania		169,955

Puerto Rico – 8.06%
Commonwealth of Puerto Rico
0.00%, 07/01/2033	4,897	3,386
0.00%, 11/01/2043 (1)	37,097	22,815
0.00%, 11/01/2051 (1)	8,907	2,928
0.00%, 11/01/2051 (1)	18,191	9,732
0.00%, 11/01/2051 (1)	42,819	27,030
4.00%, 07/01/2033	9,112	8,890
4.00%, 07/01/2035	5,767	5,552
4.00%, 07/01/2037	6,595	6,284
4.00%, 07/01/2041	8,001	7,110
4.00%, 07/01/2046	4,477	3,825
5.38%, 07/01/2025	13,011	13,011
5.63%, 07/01/2027	4,652	4,788
5.63%, 07/01/2029	3,342	3,525
5.75%, 07/01/2031	8,248	8,896
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2042 (2)	2,320	2,020
4.00%, 07/01/2042 (2)	8,960	7,790
4.00%, 07/01/2042 (2)	15,915	13,821
4.00%, 07/01/2047 (2)	1,250	1,024
4.00%, 07/01/2047 (2)	4,680	3,833
5.00%, 07/01/2027 (2)	1,070	1,090
5.00%, 07/01/2029 (2)	1,660	1,717

The accompanying notes are an integral part of these financial statements.

437

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Puerto Rico – 8.06% – (Continued)
5.00%, 07/01/2029 (2)	$3,395	$3,511
5.00%, 07/01/2030 (2)	16,360	17,002
5.00%, 07/01/2033 (2)	475	494
5.00%, 07/01/2033 (2)	5,620	5,825
5.00%, 07/01/2035 (2)	11,815	12,138
5.00%, 07/01/2037 (2)	1,145	1,173
5.00%, 07/01/2037 (2)	3,080	3,167
5.00%, 07/01/2037 (2)	6,215	6,368
5.00%, 07/01/2047 (2)	7,660	7,434
Puerto Rico Electric Power Authority
3.63%, 07/01/2021 (3)(4)	5	3
3.70%, 07/01/2017 (3)(4)	30	16
4.25%, 07/01/2018 (3)(4)	25	14
4.63%, 07/01/2025 (3)(4)	65	36
4.63%, 07/01/2030 (3)(4)	15	8
4.75%, 07/01/2033	165	158
5.00%, 07/01/2017 (3)(4)	15	8
5.00%, 07/01/2018 (3)(4)	6,905	3,772
5.00%, 07/01/2019 (3)(4)	250	137
5.00%, 07/01/2020 (3)(4)	70	38
5.00%, 07/01/2020 (3)(4)	115	63
5.00%, 07/01/2021 (3)(4)	140	76
5.00%, 07/01/2021 (3)(4)	2,585	1,412
5.00%, 07/01/2022 (3)(4)	5	3
5.00%, 07/01/2022 (3)(4)	220	120
5.00%, 07/01/2023 (3)(4)	50	27
5.00%, 07/01/2024 (3)(4)	570	311
5.00%, 07/01/2025 (3)(4)	75	41
5.00%, 07/01/2026 (3)(4)	125	68
5.00%, 07/01/2027 (3)(4)	25	14
5.00%, 07/01/2027 (3)(4)	35	19
5.00%, 07/01/2028 (3)(4)	45	25
5.00%, 07/01/2028 (3)(4)	170	93
5.00%, 07/01/2029 (3)(4)	755	412
5.00%, 07/01/2032 (3)(4)	130	71
5.00%, 07/01/2032 (3)(4)	900	492
5.00%, 07/01/2037 (3)(4)	3,515	1,920
5.00%, 07/01/2042 (3)(4)	3,740	2,043
5.05%, 07/01/2042 (3)(4)	225	123
5.25%, 07/01/2019 (3)(4)	395	216
5.25%, 07/01/2021 (3)(4)	240	131
5.25%, 07/01/2023 (3)(4)	110	60
5.25%, 07/01/2023 (3)(4)	3,530	1,928
5.25%, 07/01/2024 (3)(4)	125	68
5.25%, 07/01/2024 (3)(4)	465	254
5.25%, 07/01/2025 (3)(4)	315	173
5.25%, 07/01/2026 (3)(4)	155	85
5.25%, 07/01/2026 (3)(4)	160	87
5.25%, 07/01/2026 (3)(4)	2,825	1,543
5.25%, 07/01/2027 (3)(4)	215	117
5.25%, 07/01/2027 (3)(4)	410	224
5.25%, 07/01/2027 (3)(4)	415	227
5.25%, 07/01/2028 (3)(4)	295	161
5.25%, 07/01/2029 (3)(4)	340	186
5.25%, 07/01/2033 (3)(4)	2,000	1,093
5.25%, 07/01/2035 (3)(4)	300	164
5.25%, 07/01/2040 (3)(4)	4,730	2,584

The accompanying notes are an integral part of these financial statements.

438

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Puerto Rico – 8.06% – (Continued)
5.50%, 07/01/2018 (3)(4)	$40	$22
5.50%, 07/01/2020 (3)(4)	40	22
5.50%, 07/01/2038 (3)(4)	6,890	3,764
5.75%, 07/01/2036 (3)(4)	150	82
5.75%, 07/01/2036 (3)(4)	1,400	765
6.75%, 07/01/2036 (3)(4)	2,265	1,237
7.00%, 07/01/2040 (3)(4)	5	3
7.25%, 07/01/2030 (3)(4)	265	145
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.13%, 10/01/2027	25	25
4.50%, 10/01/2029	50	50
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2029	3,394	2,896
0.00%, 07/01/2031	7,092	5,533
0.00%, 07/01/2033	5,431	3,860
0.00%, 07/01/2046	80,715	25,558
0.00%, 07/01/2051	7,735	1,795
4.33%, 07/01/2040	3,050	2,862
4.33%, 07/01/2040	8,800	8,257
4.54%, 07/01/2053	205	178
4.55%, 07/01/2040	1,442	1,382
4.75%, 07/01/2053	13,686	12,582
4.78%, 07/01/2058	16,438	14,979
5.00%, 07/01/2058	19,679	18,501
University of Puerto Rico
5.00%, 06/01/2026	100	99
5.00%, 06/01/2030	5	5
5.00%, 06/01/2030	60	58
5.00%, 06/01/2036	75	71

Total Puerto Rico		341,734

Rhode Island – 0.16%
Central Falls Detention Facility Corp.
7.25%, 07/15/2035 (3)(4)	855	333
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2036	340	333
5.25%, 05/15/2049	850	849
5.25%, 05/15/2054	970	961
Rhode Island Student Loan Authority
3.50%, 12/01/2034	250	238
3.63%, 12/01/2037	1,245	1,198
4.13%, 12/01/2041	1,165	1,103
4.13%, 12/01/2043	150	136
4.13%, 12/01/2043	290	266
5.00%, 12/01/2026	750	764
5.00%, 12/01/2028	300	313
5.00%, 12/01/2044	265	260

Total Rhode Island		6,754

South Carolina – 0.98%
Connector 2000 Association, Inc.
0.00%, 01/01/2032	880	423
0.00%, 01/01/2032	3,733	2,426
0.00%, 01/01/2042	9,070	2,873
0.00%, 07/22/2051	132	5
0.00%, 07/22/2051	1,750	187
0.00%, 07/22/2051	29,781	4,222

The accompanying notes are an integral part of these financial statements.

439

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
South Carolina – 0.98% – (Continued)
South Carolina Jobs-Economic Development Authority
3.75%, 05/01/2048 (1)	$1,200	$1,200
4.00%, 04/01/2033 (1)	1,730	1,735
4.00%, 06/01/2046 (2)	200	142
5.00%, 05/01/2037	500	457
5.00%, 05/01/2042	500	424
5.00%, 11/15/2042	585	552
5.00%, 05/01/2043	4,675	4,664
5.00%, 04/01/2047	2,000	1,839
5.00%, 11/15/2047	1,150	1,112
5.00%, 04/01/2052	1,750	1,557
5.00%, 11/15/2054	1,750	1,538
5.50%, 11/01/2046	2,000	2,096
5.75%, 11/15/2029	1,500	1,500
6.00%, 02/01/2035 (2)(3)(4)	955	86
6.25%, 02/01/2045 (2)(3)(4)	1,860	167
7.13%, 06/15/2053 (2)	135	136
7.50%, 11/15/2053	1,275	1,323
7.75%, 11/15/2058	400	420
8.00%, 12/06/2029 (3)(4)	135	108
South Carolina Public Service Authority
4.00%, 12/01/2050	1,599	1,354
4.00%, 12/01/2055	1,000	860
5.00%, 12/01/2037	500	500
5.00%, 12/01/2041	500	500
5.00%, 12/01/2050	220	220
5.00%, 12/01/2055	205	204
5.00%, 12/01/2056	1,070	1,063
5.25%, 12/01/2055	910	911
South Carolina State Housing Finance & Development Authority
5.00%, 01/01/2052	920	956
6.00%, 01/01/2054	195	212
6.25%, 07/01/2054	1,955	2,149
Spartanburg Regional Health Services District
5.00%, 04/15/2032	1,340	1,479

Total South Carolina		41,600

South Dakota – 0.22%
City of Sioux Falls SD
5.00%, 11/01/2028	100	100
5.00%, 11/01/2030	105	105
5.00%, 11/01/2032	95	94
5.00%, 11/01/2042	1,885	1,682
County of Lincoln SD
4.00%, 08/01/2051	2,060	1,590
South Dakota Health & Educational Facilities Authority
5.00%, 11/01/2045	1,500	1,482
South Dakota Housing Development Authority
4.00%, 11/01/2047	155	155
6.25%, 05/01/2055	2,350	2,555
6.25%, 11/01/2055	250	277
6.50%, 11/01/2055	1,255	1,421

Total South Dakota		9,461

Tennessee – 0.99%
Chattanooga Health Educational & Housing Facility Board
5.00%, 10/01/2030	500	501
5.00%, 10/01/2032	1,215	1,218

The accompanying notes are an integral part of these financial statements.

440

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Tennessee – 0.99% – (Continued)
5.00%, 10/01/2035	$2,445	$2,448
City of Memphis TN Electric System Revenue
5.00%, 12/01/2042	350	364
5.00%, 12/01/2054	200	201
Clarksville Public Building Authority
4.13%, 01/01/2033 (1)	3,500	3,500
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2035	1,275	1,307
Industrial Development Board Of The City Of Kingsport Tennessee
5.25%, 12/01/2054 (1)(2)	3,325	3,309
Knox County Health Educational & Housing Facility Board
4.50%, 07/01/2046	1,100	1,037
5.00%, 07/01/2049	750	742
5.25%, 07/01/2064	575	574
5.50%, 07/01/2054	10	10
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	340	309
5.50%, 07/01/2037	1,600	1,174
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.25%, 05/01/2053	2,500	2,490
Metropolitan Government Nashville & Davidson County Industrial Development Board
0.00%, 06/01/2043 (2)	235	92
4.00%, 06/01/2051 (2)	4,050	3,298
Metropolitan Nashville Airport Authority
5.50%, 07/01/2052	2,050	2,093
Montgomery County Public Building Authority
4.10%, 07/01/2034 (1)	4,725	4,725
4.10%, 07/01/2038 (1)	2,715	2,715
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028 (2)	230	232
5.13%, 06/01/2036 (2)	3,290	3,313
Shelby County Health & Educational Facilities Board
5.25%, 06/01/2056 (2)	1,000	922
Shelby County Health Educational & Housing Facilities Board
5.00%, 12/01/2034	35	34
5.00%, 09/01/2037 (2)	1,590	1,380
5.00%, 09/01/2049 (1)	1,335	1,399
5.25%, 12/01/2044	80	71
5.25%, 12/01/2049	230	195
Tennessee Energy Acquisition Corp.
5.00%, 05/01/2052 (1)	1,000	1,053
5.25%, 09/01/2026	810	822
Tennessee Housing Development Agency
3.50%, 01/01/2050	395	393

Total Tennessee		41,921

Texas – 6.07%
Arlington Higher Education Finance Corp.
4.00%, 08/15/2036	250	224
4.00%, 08/15/2041	1,520	1,252
4.00%, 08/15/2046	350	275
4.00%, 02/15/2054	350	297
4.13%, 06/15/2054	120	105
4.38%, 02/15/2051	1,000	713
4.50%, 06/15/2044 (2)	500	450
4.75%, 08/15/2044	495	454
4.88%, 06/15/2059 (2)	190	167
5.00%, 12/01/2036	1,405	1,406

The accompanying notes are an integral part of these financial statements.

441

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 6.07% – (Continued)
5.00%, 08/15/2041	$300	$234
5.00%, 08/15/2049	925	858
5.00%, 08/15/2054	1,930	1,754
5.00%, 06/15/2064 (2)	190	169
5.75%, 08/15/2062	1,600	1,224
Austin Convention Enterprises, Inc.
5.00%, 01/01/2027	400	402
5.00%, 01/01/2028	575	579
5.00%, 01/01/2028	1,630	1,645
5.00%, 01/01/2029	555	558
5.00%, 01/01/2029	1,045	1,054
5.00%, 01/01/2030	140	141
5.00%, 01/01/2030	720	723
5.00%, 01/01/2031	200	201
5.00%, 01/01/2032	155	155
5.00%, 01/01/2032	1,925	1,935
5.00%, 01/01/2033	210	211
5.00%, 01/01/2034	240	241
5.00%, 01/01/2034	1,215	1,212
Baytown Municipal Development District
4.00%, 10/01/2050	1,770	1,310
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2028	95	95
5.00%, 12/01/2030	115	115
5.00%, 12/01/2040	200	190
5.00%, 12/01/2045	740	685
5.25%, 12/01/2035	665	666
Board of Regents of the University of Texas System
5.00%, 08/15/2044	750	781
Brazoria County Industrial Development Corp.
0.00%, 06/01/2042 (1)(2)	350	263
7.00%, 03/01/2039 (3)(4)	250	150
8.50%, 03/01/2039 (2)	1,400	840
12.00%, 06/01/2043 (2)	500	375
Brazos Higher Education Authority, Inc.
3.00%, 04/01/2040	500	384
4.00%, 04/01/2045	350	303
Capital Area Housing Finance Corp.
3.50%, 01/01/2041 (1)	1,000	1,000
Cedar Hill Independent School District
4.00%, 02/15/2050	810	708
Celina Independent School District
4.00%, 02/15/2054	1,000	858
Central Texas Turnpike System
0.00%, 08/15/2028	150	136
5.00%, 08/15/2039	1,225	1,298
5.00%, 08/15/2042	1,500	1,551
City of Aubrey TX
5.38%, 12/31/2045 (2)	500	469
City of Austin TX
5.00%, 11/01/2044 (2)	560	524
City of Austin TX Airport System Revenue
5.00%, 11/15/2041	35	35
5.00%, 11/15/2043	80	80
5.25%, 11/15/2047	2,160	2,186
City of Buda TX
5.88%, 09/01/2045 (2)	193	185
6.00%, 09/01/2055 (2)	100	94

The accompanying notes are an integral part of these financial statements.

442

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 6.07% – (Continued)
6.63%, 09/01/2045 (2)	$342	$328
6.75%, 09/01/2055 (2)	293	277
City of Celina TX
5.50%, 09/01/2054 (2)	650	621
City of Dallas TX
6.00%, 08/15/2053 (1)(2)	905	906
City of Friendswood TX
7.00%, 09/15/2054	2,665	2,576
City of Houston TX Airport System Revenue
4.00%, 07/01/2041	3,770	3,272
4.00%, 07/15/2041	8,140	7,062
5.00%, 07/01/2025	1,250	1,250
5.00%, 07/01/2027	1,725	1,732
5.00%, 07/15/2027	600	603
5.00%, 07/15/2027	5,075	5,096
5.00%, 07/15/2028	3,170	3,186
5.00%, 07/01/2029	1,250	1,250
5.00%, 07/15/2030	4,220	4,220
5.00%, 07/15/2035	1,700	1,700
5.25%, 07/15/2033	2,790	2,880
5.25%, 07/15/2034	3,070	3,163
5.50%, 07/15/2035	3,000	3,134
5.50%, 07/15/2036	2,490	2,590
5.50%, 07/15/2037	3,100	3,220
5.50%, 07/15/2038	5,700	5,863
5.50%, 07/15/2039	4,950	5,063
6.63%, 07/15/2038	2,000	2,005
City of Justin TX
4.00%, 09/01/2051 (2)	350	273
City of Lavon TX
4.38%, 09/15/2031 (2)	294	290
5.13%, 09/15/2044 (2)	600	586
5.50%, 09/15/2054 (2)	729	701
City of Lowry Crossing TX
5.75%, 09/15/2045 (2)	500	501
6.00%, 09/15/2055 (2)	1,300	1,304
City of Pflugerville TX
5.13%, 09/01/2045 (2)	1,200	1,114
5.38%, 09/01/2055 (2)	650	606
City of Princeton TX
5.25%, 09/01/2054 (2)	1,000	962
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2048	195	196
City of Seagoville TX
6.00%, 09/15/2044 (2)	1,000	959
6.25%, 09/15/2054 (2)	1,500	1,420
Clifton Higher Education Finance Corp.
4.00%, 08/15/2029	250	254
4.00%, 08/15/2054	1,470	1,246
4.13%, 08/15/2049	3,885	3,397
4.25%, 08/15/2053	2,800	2,455
4.50%, 12/01/2044	670	587
5.75%, 06/15/2044 (2)	100	93
6.00%, 06/15/2054 (2)	850	783
6.13%, 08/15/2048	4,000	4,014
6.25%, 06/15/2053 (2)	350	334
Conroe Local Government Corp.
3.50%, 10/01/2031 (2)	20	17

The accompanying notes are an integral part of these financial statements.

443

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 6.07% – (Continued)
4.00%, 10/01/2050	$855	$633
5.00%, 10/01/2050 (2)	120	89
Corpus Christi Independent School District
4.00%, 08/15/2054	950	814
County of Denton TX
5.25%, 12/31/2044 (2)	149	142
5.38%, 12/31/2045 (2)	170	171
5.63%, 12/31/2055 (2)	1,690	1,705
5.88%, 12/31/2045 (2)	1,035	1,042
6.00%, 12/31/2044 (2)	157	151
6.13%, 12/31/2054 (2)	112	107
6.13%, 12/31/2055 (2)	1,445	1,455
6.25%, 12/31/2054 (2)	237	223
County of Harris TX
5.00%, 09/15/2054	300	305
5.00%, 09/15/2054	350	356
County of Harris TX Toll Road Revenue
4.00%, 08/15/2054	2,000	1,717
County of Medina TX
5.50%, 09/01/2044 (2)	255	246
Cypress-Fairbanks Independent School District
4.00%, 02/15/2048	250	219
Dallas Area Rapid Transit
4.00%, 12/01/2051	1,500	1,306
El Paso County Hospital District
4.25%, 02/15/2054	235	209
Fort Bend County Industrial Development Corp.
4.75%, 05/01/2038	1,010	995
4.75%, 11/01/2042	955	913
Frenship Independent School District
5.00%, 02/15/2055	485	492
Garland Independent School District
5.00%, 02/15/2048	460	468
Greenwood Independent School District
4.00%, 02/15/2054	250	216
Harris County Cultural Education Facilities Finance Corp.
5.00%, 01/01/2038	35	35
5.00%, 07/01/2038	2,275	2,426
5.00%, 01/01/2043	365	349
5.00%, 01/01/2048	1,410	1,303
Harris County Municipal Utility District No 478
5.00%, 12/01/2050	1,020	964
Harris County-Houston Sports Authority
5.00%, 11/15/2041	850	883
5.00%, 11/15/2042	250	258
5.00%, 11/15/2043	2,450	2,514
Hidalgo County Regional Mobility Authority
4.00%, 12/01/2038	1,350	1,267
4.00%, 12/01/2039	500	463
4.00%, 12/01/2040	70	64
4.00%, 12/01/2041	420	374
Katy Independent School District
4.00%, 02/15/2053	1,000	861
Kaufman Independent School District
5.00%, 02/15/2054	200	203
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	875	875

The accompanying notes are an integral part of these financial statements.

444

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 6.07% – (Continued)
Lower Colorado River Authority
6.00%, 05/15/2052	$1,825	$1,953
Matagorda County Navigation District No 1
4.25%, 05/01/2030	500	513
4.40%, 05/01/2030	500	518
Mission Economic Development Corp.
4.00%, 06/01/2054 (1)	550	528
4.63%, 10/01/2031 (2)	10,710	10,725
5.00%, 12/01/2064 (1)	800	818
Montgomery County Toll Road Authority
5.00%, 09/15/2032	85	85
5.00%, 09/15/2033	310	311
5.00%, 09/15/2034	95	95
5.00%, 09/15/2035	1,185	1,187
5.00%, 09/15/2036	170	170
5.00%, 09/15/2037	1,245	1,247
5.00%, 09/15/2038	215	215
5.00%, 09/15/2043	645	645
5.00%, 09/15/2048	1,335	1,335
New Hope Cultural Education Facilities Finance Corp.
0.00%, 11/15/2061 (1)	494	124
3.38%, 08/15/2029 (2)	400	377
4.00%, 01/01/2041	1,385	1,159
4.00%, 11/01/2049	175	144
4.25%, 10/01/2030	395	395
4.63%, 10/01/2030	470	470
5.00%, 04/01/2031	335	339
5.00%, 10/01/2031	230	229
5.00%, 10/01/2032	30	30
5.00%, 10/01/2033	70	69
5.00%, 10/01/2034	255	250
5.00%, 07/01/2035	2,100	2,064
5.00%, 04/01/2036	820	831
5.00%, 01/01/2039	250	226
5.00%, 10/01/2039	350	326
5.00%, 07/01/2040	3,965	2,990
5.00%, 04/01/2042	135	139
5.00%, 04/01/2046	1,060	1,039
5.00%, 07/01/2047	1,075	1,017
5.00%, 08/15/2049 (2)	250	221
5.00%, 08/15/2054 (2)	1,500	1,336
5.00%, 01/01/2055	150	115
5.00%, 11/01/2055	2,105	1,954
5.00%, 07/01/2057	1,045	677
5.00%, 07/01/2058	475	452
5.00%, 11/01/2060	2,650	2,430
5.25%, 10/01/2049	1,020	917
5.38%, 11/15/2036	35	31
5.50%, 07/01/2045	1,600	1,318
5.50%, 11/15/2046	70	56
5.50%, 11/15/2052	320	244
5.50%, 07/01/2054	1,190	926
6.50%, 07/01/2056 (2)	1,500	1,356
Newark Higher Education Finance Corp.
4.00%, 08/15/2041	250	210
4.00%, 08/15/2051	225	171
North Texas Higher Education Authority, Inc.
4.13%, 06/01/2045	380	367

The accompanying notes are an integral part of these financial statements.

445

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 6.07% – (Continued)
North Texas Tollway Authority
4.25%, 01/01/2049	$500	$428
5.00%, 01/01/2039	170	171
Northwest Independent School District
5.00%, 02/15/2049	2,000	2,042
Port of Beaumont Navigation District
2.88%, 01/01/2041 (2)	1,000	730
3.63%, 01/01/2035 (2)	3,770	3,380
4.00%, 01/01/2050 (2)	1,295	991
5.13%, 01/01/2044 (2)	1,400	1,306
Prosper Independent School District
4.00%, 02/15/2054	550	474
San Antonio Water System
5.00%, 05/15/2050	250	251
Tarrant County Cultural Education Facilities Finance Corp.
4.00%, 05/15/2027	55	54
4.00%, 05/15/2031	130	125
5.00%, 11/15/2035 (3)(4)(7)	830	0
5.00%, 11/15/2035	1,750	1,750
5.00%, 05/15/2037	20	19
5.00%, 11/15/2037	170	170
5.00%, 11/15/2040	265	259
5.00%, 11/15/2040	1,800	1,778
5.00%, 05/15/2045	100	89
5.00%, 11/15/2045 (3)(4)(7)	1,542	0
5.00%, 11/15/2046	1,900	1,764
5.25%, 11/15/2047 (3)(4)(7)	108	0
5.75%, 12/01/2054	1,747	1,463
Tarrant County Hospital District
5.25%, 08/15/2048	2,145	2,193
Texas City Independent School District
4.00%, 08/15/2053	255	219
Texas Department of Housing & Community Affairs
5.75%, 07/01/2054	1,990	2,153
6.00%, 03/01/2054	95	104
Texas Municipal Gas Acquisition & Supply Corp. I
6.25%, 12/15/2026	1,195	1,226
Texas Municipal Gas Acquisition & Supply Corp. II
3.71% (3 Month Term SOFR + 0.86%), 09/15/2027 (5)	400	400
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054 (1)	1,000	1,062
5.50%, 01/01/2054 (1)	1,100	1,207
Texas Municipal Gas Acquisition & Supply Corp. V
5.00%, 01/01/2055 (1)	8,725	9,274
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 06/30/2039	1,650	1,525
5.00%, 12/31/2032	1,110	1,175
5.00%, 12/31/2034	3,000	3,145
5.00%, 06/30/2058	11,515	10,996
5.50%, 12/31/2058	1,875	1,922
Texas Transportation Commission State Highway 249 System
5.00%, 08/01/2057	3,680	3,681
Texas Water Development Board
4.00%, 10/15/2051	1,000	867
Town of Little Elm TX
5.38%, 09/01/2051 (2)	700	672
5.75%, 09/01/2053 (2)	650	651

The accompanying notes are an integral part of these financial statements.

446

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 6.07% – (Continued)
Travis County Development Authority
5.00%, 09/01/2044 (2)	$605	$575
University Hills Municipal Management District
5.88%, 09/01/2055 (2)	2,200	2,140
5.88%, 09/01/2055	3,575	3,477
Waxahachie Independent School District
4.00%, 02/15/2053	1,775	1,541

Total Texas		257,615

Utah – 2.07%
Arrowhead Springs Public Infrastructure District
5.63%, 12/01/2054 (2)	325	315
Black Desert Public Infrastructure District
5.63%, 12/01/2053 (2)	4,350	4,301
Black Rock Mountain Resort Public Infrastructure District
5.88%, 12/01/2054 (2)	1,275	1,279
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2043	235	233
5.00%, 07/01/2046	395	390
5.00%, 07/01/2047	3,000	2,945
5.25%, 07/01/2048	3,000	3,005
Downtown Revitalization Public Infrastructure District
5.00%, 07/15/2035 (2)	200	201
Fiddlers Canyon Infrastructure Financing District
5.63%, 12/01/2053 (2)	965	888
Firefly Public Infrastructure District No 1
6.63%, 03/01/2054 (2)	1,340	1,353
Firefly Public Infrastructure District No 1 Assessment Area No 1
5.63%, 12/01/2043 (2)	3,325	3,253
Intermountain Power Agency
5.00%, 07/01/2041	265	274
5.00%, 07/01/2042	375	385
5.00%, 07/01/2043	350	357
Jordanelle Ridge Public Infrastructure District No 2
7.75%, 03/01/2054 (2)	1,000	1,028
Mida Cormont Public Infrastructure District
0.00%, 06/01/2055 (2)	2,385	1,942
6.25%, 06/01/2055 (2)	1,650	1,691
MIDA Mountain Veterans Program Public Infrastructure District
5.00%, 06/01/2044 (2)	500	480
5.20%, 06/01/2054 (2)	825	768
Mida Mountain Village Public Infrastructure District
4.00%, 08/01/2027 (2)	1,385	1,388
4.00%, 08/01/2030 (2)	450	446
4.00%, 08/01/2031 (2)	1,000	985
4.00%, 08/01/2050 (2)	4,610	3,786
4.25%, 08/01/2035 (2)	455	443
4.50%, 08/01/2040 (2)	1,250	1,187
5.00%, 08/01/2050 (2)	250	234
5.13%, 06/15/2054 (2)	2,240	2,091
5.75%, 06/15/2044 (2)	860	858
6.00%, 06/15/2054 (2)	3,635	3,654
Military Installation Development Authority
4.00%, 06/01/2036	1,750	1,624
4.00%, 06/01/2041	200	175
4.00%, 06/01/2041	3,455	3,043
4.00%, 06/01/2052	1,220	967
4.00%, 06/01/2052	7,400	5,870

The accompanying notes are an integral part of these financial statements.

447

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utah – 2.07% – (Continued)
NS Public Infrastructure District No 1
6.00%, 12/01/2044 (2)	$1,000	$903
Point Phase 1 Public Infrastructure District No 1
0.00%, 03/01/2055	500	378
5.88%, 03/01/2045	700	711
6.13%, 03/01/2055	3,449	3,495
Red Bridge Public Infrastructure District No 1
3.63%, 02/01/2035 (2)	600	502
4.13%, 02/01/2041 (2)	1,000	809
Sawmill Infrastructure Financing District
6.00%, 12/01/2054 (2)	1,500	1,501
SkyRidge Pegasus Infrastructure Financing District
5.25%, 12/01/2044 (2)	4,136	3,906
Soleil Hills Public Infrastructure District No 1
5.88%, 03/01/2055 (2)	500	477
Sun Stone Infrastructure Financing District
6.75%, 06/01/2054 (2)	2,415	2,239
Tech Ridge Public Infrastructure District
6.25%, 12/01/2054 (2)	4,500	4,526
Three Bridges Public Infrastructure District No 1
5.00%, 12/01/2036 (2)	2,510	2,429
6.00%, 12/01/2053 (2)	3,615	3,484
UIPA Crossroads Public Infrastructure District
4.38%, 06/01/2052 (2)	5,865	5,041
University of Utah
5.00%, 08/01/2042	900	951
Utah Housing Corp.
6.00%, 07/01/2054	50	55
6.25%, 07/01/2055	395	440
Wakara Ridge Public Infrastructure District
5.63%, 12/01/2054 (2)	860	858
Wolf Creek Infrastructure Financing District No 1
5.75%, 12/01/2044	1,870	1,842
Wood Ranch Public Infrastructure District
5.63%, 12/01/2053 (2)	1,520	1,482

Total Utah		87,868

Vermont – 0.08%
Vermont Economic Development Authority
4.00%, 05/01/2037	275	254
4.00%, 05/01/2045	1,165	949
4.38%, 06/01/2052 (1)(2)	535	527
Vermont Student Assistance Corp.
2.38%, 06/15/2039	605	567
4.00%, 06/15/2041	170	158
4.38%, 06/15/2040	105	102
5.00%, 06/15/2039	215	211
5.13%, 06/15/2040	325	318
5.25%, 06/15/2041	295	288

Total Vermont		3,374

Virgin Islands – 0.22%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2028	1,245	1,268
5.00%, 10/01/2030	775	792
5.00%, 10/01/2039	4,100	4,025
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	2,600	2,607

The accompanying notes are an integral part of these financial statements.

448

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Virgin Islands – 0.22% – (Continued)
5.00%, 10/01/2039 (2)	$600	$562

Total Virgin Islands		9,254

Virginia – 2.86%
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2046	5,610	5,537
5.00%, 07/01/2051	1,670	1,630
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
4.88%, 07/15/2040	510	511
Fairfax County Industrial Development Authority
4.00%, 05/15/2044	1,000	920
Farmville Industrial Development Authority
5.00%, 01/01/2032	1,000	1,025
5.00%, 01/01/2033	250	255
5.00%, 01/01/2038	250	250
5.00%, 01/01/2040	190	183
5.00%, 01/01/2048	500	453
5.00%, 01/01/2050	1,000	894
Hanover County Economic Development Authority
4.00%, 07/01/2040 (2)	2,000	1,712
4.00%, 07/01/2047 (2)	2,000	1,544
5.00%, 07/01/2038	500	499
5.00%, 07/01/2048	500	456
Henrico County Economic Development Authority
3.00%, 10/01/2035	225	210
5.00%, 06/01/2039	300	299
5.00%, 10/01/2047	1,185	1,192
5.00%, 12/01/2047	265	259
5.00%, 11/01/2048	2,500	2,512
Isle Wight County Industrial Development Authority
5.25%, 07/01/2053	1,740	1,759
James City County Economic Development Authority
4.00%, 12/01/2040	665	574
4.00%, 06/01/2041	125	104
4.00%, 06/01/2047	385	291
4.00%, 12/01/2050	1,000	754
5.50%, 12/01/2028	1,270	1,271
6.88%, 12/01/2058	170	180
Lexington Industrial Development Authority
4.00%, 01/01/2037	750	706
Louisa Industrial Development Authority
3.80%, 11/01/2035 (1)	1,405	1,425
Lynchburg Economic Development Authority
3.00%, 01/01/2051	250	170
4.00%, 01/01/2055	345	276
Newport News Industrial Development Authority
5.00%, 07/01/2046 (2)	4,900	4,641
Norfolk Redevelopment & Housing Authority
5.00%, 01/01/2035	275	275
5.00%, 01/01/2046	590	528
5.00%, 01/01/2049	720	632
5.38%, 01/01/2035	425	425
5.38%, 01/01/2046	290	274
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047	4,835	1,221
5.00%, 06/01/2047	13,005	11,285
Virginia Beach Development Authority
7.00%, 09/01/2059	550	598

The accompanying notes are an integral part of these financial statements.

449

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Virginia – 2.86% – (Continued)
Virginia College Building Authority
5.00%, 07/01/2025 (2)	$100	$100
5.00%, 07/01/2030 (2)	820	763
5.00%, 07/01/2045 (2)	710	543
5.00%, 07/01/2045 (2)	5,905	4,519
5.25%, 07/01/2030 (2)	100	94
5.25%, 07/01/2035 (2)	1,120	994
Virginia Housing Development Authority
4.65%, 09/01/2055	1,600	1,515
4.70%, 07/01/2055	3,700	3,560
5.25%, 11/01/2057	1,350	1,369
Virginia Small Business Financing Authority
4.00%, 07/01/2029	1,220	1,232
4.00%, 01/01/2036	2,000	1,919
4.00%, 01/01/2037	1,515	1,439
4.00%, 01/01/2038	330	310
4.00%, 01/01/2039	6,770	6,281
4.00%, 01/01/2040	8,765	7,956
4.00%, 01/01/2041	185	165
4.00%, 12/01/2041	295	267
4.00%, 01/01/2042	205	180
4.00%, 01/01/2045	650	556
4.00%, 01/01/2048	9,475	7,844
4.00%, 01/01/2051	600	489
4.00%, 12/01/2051	2,050	1,653
5.00%, 01/01/2031	100	105
5.00%, 12/01/2034	195	208
5.00%, 01/01/2036	70	72
5.00%, 07/01/2037	160	164
5.00%, 12/01/2039	325	334
5.00%, 12/31/2047	5,025	5,026
5.00%, 01/01/2048 (1)(2)	500	478
5.00%, 12/31/2049	4,390	4,196
5.00%, 12/31/2052	10,620	10,023
5.00%, 12/31/2056	6,315	5,907
5.00%, 12/31/2057	2,255	2,188
5.25%, 06/15/2055	1,180	1,193
5.50%, 12/01/2054	115	117

Total Virginia		121,489

Washington – 1.56%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,180	1,089
Kalispel Tribe of Indians
5.00%, 01/01/2032 (2)	1,225	1,249
5.25%, 01/01/2038 (2)	250	253
5.25%, 01/01/2038 (2)	770	780
Port of Seattle WA
5.00%, 08/01/2042	150	151
Skagit County Public Hospital District No 1
5.50%, 12/01/2041	300	311
5.50%, 12/01/2054	2,715	2,760
Washington Health Care Facilities Authority
4.00%, 10/01/2045	1,585	1,351
5.00%, 08/15/2025	1,800	1,803
5.00%, 08/15/2033	1,750	1,767
5.00%, 12/01/2036	275	282
5.00%, 10/01/2041	1,250	1,250

The accompanying notes are an integral part of these financial statements.

450

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Washington – 1.56% – (Continued)
Washington Higher Education Facilities Authority
4.00%, 05/01/2045	$1,000	$881
4.00%, 05/01/2050	950	802
Washington State Convention Center Public Facilities District
3.00%, 07/01/2034	375	344
3.00%, 07/01/2035	295	265
3.00%, 07/01/2048	2,290	1,566
3.00%, 07/01/2058	25	16
3.00%, 07/01/2058	225	145
3.00%, 07/01/2058	1,275	799
4.00%, 07/01/2031	2,560	2,594
4.00%, 07/01/2058	100	76
4.00%, 07/01/2058	100	78
5.00%, 07/01/2033	100	103
5.00%, 07/01/2034	550	579
5.00%, 07/01/2048	200	196
5.00%, 07/01/2058	2,000	1,910
5.00%, 07/01/2058	2,000	1,910
Washington State Housing Finance Commission
3.38%, 04/20/2037	2,905	2,640
3.50%, 12/20/2035	14,286	13,435
4.00%, 07/01/2026 (2)	270	269
4.00%, 01/01/2057 (2)	250	155
4.09%, 03/20/2040 (1)	4,788	4,495
5.00%, 07/01/2031 (2)	1,000	1,006
5.00%, 07/01/2033 (2)	285	287
5.00%, 07/01/2033	325	346
5.00%, 01/01/2038 (2)	150	141
5.00%, 07/01/2038 (2)	100	99
5.00%, 01/01/2046 (2)	1,220	1,119
5.00%, 07/01/2046 (2)	625	561
5.00%, 07/01/2048	100	97
5.00%, 07/01/2048 (2)	145	128
5.00%, 07/01/2048 (2)	195	134
5.00%, 01/01/2051 (2)	455	406
5.00%, 07/01/2051 (2)	900	784
5.00%, 07/01/2053 (2)	480	316
5.00%, 07/01/2054	4,395	4,218
5.00%, 01/01/2055 (2)	4,480	3,935
5.00%, 01/01/2056 (2)	1,150	976
5.50%, 01/01/2044 (2)	275	260
5.75%, 07/01/2060 (2)	3,310	3,325
5.88%, 01/01/2059 (2)	100	94
6.00%, 07/01/2059 (2)	170	169
6.00%, 07/01/2060 (2)	1,500	1,492

Total Washington		66,197

West Virginia – 0.51%
Monongalia County Commission Excise Tax District
4.13%, 06/01/2043 (2)	835	699
4.88%, 06/01/2043 (2)	325	297
5.50%, 06/01/2037 (2)	365	368
5.75%, 06/01/2043 (2)	365	367
7.00%, 06/01/2043 (2)	315	324
West Virginia Economic Development Authority
2.05%, 02/01/2036 (1)	2,200	2,200
4.63%, 04/15/2055 (1)	1,505	1,498
4.70%, 04/01/2036 (1)	9,150	9,196

The accompanying notes are an integral part of these financial statements.

451

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
West Virginia – 0.51% – (Continued)
5.45%, 01/01/2055 (1)(2)	$2,775	$2,829
West Virginia Hospital Finance Authority
5.00%, 01/01/2026	1,370	1,376
6.00%, 09/01/2053	1,330	1,414
West Virginia Parkways Authority
4.00%, 06/01/2051	1,155	982

Total West Virginia		21,550

Wisconsin – 3.85%
Public Finance Authority
0.00%, 12/15/2034 (2)	700	397
0.00%, 12/15/2041 (2)	12,572	4,318
0.00%, 07/01/2062 (1)(2)	5,325	3,873
3.30%, 10/01/2046 (1)	165	164
4.00%, 06/15/2029 (2)	35	34
4.00%, 07/01/2030 (2)	475	455
4.00%, 12/01/2031 (2)	250	245
4.00%, 04/01/2032 (2)	190	184
4.00%, 10/01/2034	290	285
4.00%, 08/01/2035	7,810	7,409
4.00%, 06/01/2036 (2)	100	89
4.00%, 11/15/2037	165	159
4.00%, 07/01/2041	2,335	2,017
4.00%, 12/01/2041	1,000	868
4.00%, 12/01/2041 (2)	1,150	995
4.00%, 01/01/2042	325	289
4.00%, 04/01/2042 (2)	2,200	1,855
4.00%, 01/01/2046	750	591
4.00%, 07/01/2046	1,125	866
4.00%, 01/01/2047	1,300	1,104
4.00%, 06/01/2051 (2)	815	575
4.00%, 07/01/2051 (2)	450	344
4.00%, 07/01/2051	1,085	788
4.00%, 09/30/2051	1,000	789
4.00%, 04/01/2052 (2)	1,350	1,038
4.00%, 06/01/2056 (2)	2,675	1,936
4.00%, 07/01/2059	250	208
4.00%, 06/01/2061 (2)	100	67
4.00%, 07/01/2061 (2)	1,280	926
4.05%, 11/01/2030	170	168
4.25%, 07/15/2044 (2)	305	264
4.25%, 07/01/2054	9,510	7,519
4.30%, 11/01/2030	3,505	3,487
4.50%, 07/15/2049 (2)	800	686
4.75%, 07/01/2045 (2)	110	98
4.75%, 03/01/2052	285	246
5.00%, 12/01/2025	2,405	2,409
5.00%, 06/01/2029 (2)	170	171
5.00%, 07/15/2030 (2)	1,175	1,176
5.00%, 09/01/2030 (2)	55	55
5.00%, 06/15/2034	675	690
5.00%, 12/15/2036 (2)	4,402	4,337
5.00%, 06/01/2037 (2)	1,035	1,029
5.00%, 06/15/2037 (2)	1,130	1,044
5.00%, 07/01/2037	880	880
5.00%, 09/01/2038 (2)	115	114
5.00%, 06/15/2039 (2)	70	63
5.00%, 06/15/2039 (2)	500	473

The accompanying notes are an integral part of these financial statements.

452

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 3.85% – (Continued)
5.00%, 06/15/2039	$500	$500
5.00%, 06/15/2039 (2)	640	610
5.00%, 08/01/2039	1,675	1,626
5.00%, 04/01/2040 (2)	400	387
5.00%, 07/01/2040 (2)	650	585
5.00%, 10/15/2041 (2)	570	514
5.00%, 11/15/2041	475	478
5.00%, 10/01/2043 (2)	155	148
5.00%, 12/15/2044 (2)	40	36
5.00%, 01/01/2045	140	133
5.00%, 01/01/2046	750	706
5.00%, 07/01/2047	135	124
5.00%, 10/01/2048 (2)	1,735	1,597
5.00%, 06/15/2049 (2)	420	377
5.00%, 06/15/2049 (2)	870	712
5.00%, 06/15/2049	1,100	1,028
5.00%, 09/01/2049 (2)	125	111
5.00%, 04/01/2050 (2)	1,950	1,757
5.00%, 06/01/2050 (2)	750	628
5.00%, 06/15/2051 (2)	200	170
5.00%, 02/01/2052	2,155	2,049
5.00%, 06/01/2052 (2)	1,235	1,083
5.00%, 07/01/2052	290	260
5.00%, 10/01/2053 (2)	915	824
5.00%, 02/01/2054	500	466
5.00%, 06/15/2054 (2)	655	575
5.00%, 09/01/2054 (2)	625	549
5.00%, 12/15/2054 (2)	1,000	860
5.00%, 01/01/2055 (2)	3,150	2,592
5.00%, 07/01/2055 (2)	650	525
5.00%, 07/01/2055 (2)	880	778
5.00%, 01/01/2056 (2)	1,000	820
5.00%, 06/15/2056 (2)	130	108
5.00%, 10/15/2056 (2)	625	521
5.00%, 05/01/2060 (2)	5,245	3,286
5.00%, 07/01/2060 (2)	140	122
5.00%, 02/01/2062	1,025	961
5.00%, 02/01/2064	500	455
5.13%, 07/15/2037 (2)	1,250	1,251
5.13%, 06/15/2047 (2)	180	152
5.25%, 05/15/2037 (2)	485	487
5.25%, 07/01/2042	1,405	1,448
5.25%, 03/01/2047	900	860
5.25%, 05/15/2047 (2)	835	774
5.25%, 05/15/2052 (2)	655	592
5.25%, 07/01/2061 (2)	2,285	1,849
5.25%, 11/15/2061	1,345	1,339
5.25%, 06/15/2065	2,175	2,031
5.38%, 12/15/2032 (2)	1,200	1,200
5.38%, 06/15/2039 (2)	150	143
5.38%, 07/01/2047	2,135	2,166
5.38%, 07/15/2047 (2)	100	95
5.50%, 09/01/2030 (2)	150	156
5.50%, 11/15/2032 (2)	1,205	1,194
5.50%, 12/15/2032 (2)	1,933	1,885
5.63%, 06/15/2054 (2)	1,435	1,293
5.63%, 07/01/2055	1,020	1,031
5.63%, 06/15/2059 (2)	2,000	1,764

The accompanying notes are an integral part of these financial statements.

453

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 3.85% – (Continued)
5.70%, 06/15/2044 (2)	$400	$380
5.75%, 09/01/2035 (2)	375	389
5.75%, 07/01/2049	1,110	1,132
5.75%, 07/01/2053 (2)	385	366
5.75%, 07/01/2054	850	863
5.75%, 12/01/2054 (2)	3,400	3,367
5.75%, 07/01/2062	3,436	3,445
5.75%, 07/01/2063 (2)	5,440	5,068
5.88%, 11/15/2027 (2)	750	749
5.88%, 06/15/2054 (2)	750	701
6.00%, 02/01/2062 (2)	1,150	1,172
6.00%, 06/15/2064 (2)	1,565	1,459
6.13%, 12/15/2029 (2)	150	151
6.13%, 11/15/2037 (2)	1,000	959
6.25%, 11/15/2029	137	137
6.25%, 04/01/2045 (2)	800	757
6.25%, 09/01/2046 (2)	1,405	1,423
6.25%, 06/15/2053 (2)	1,930	1,860
6.45%, 04/01/2060 (2)	2,000	1,866
6.63%, 07/01/2053 (2)	500	505
7.25%, 01/01/2061 (2)	500	514
9.00%, 05/01/2071 (2)	2,425	1,175
9.75%, 09/01/2054 (2)	1,705	1,786
10.00%, 11/01/2038 (2)	950	1,074
Wisconsin Health & Educational Facilities Authority
3.00%, 12/01/2031	80	67
4.00%, 09/15/2036	55	51
4.00%, 09/15/2041	50	44
4.00%, 09/15/2041	1,010	881
4.00%, 09/15/2045	45	37
4.00%, 09/15/2045	950	782
4.20%, 08/15/2028	400	398
4.25%, 08/01/2034	500	482
4.50%, 02/15/2054	3,990	3,767
5.00%, 06/01/2037	275	264
5.00%, 06/01/2041	570	524
5.00%, 08/01/2049	500	455
5.50%, 02/15/2054	1,335	1,398
5.63%, 07/01/2045	1,405	1,354
5.88%, 07/01/2055	4,315	4,160
6.00%, 07/01/2060	1,320	1,283
6.13%, 10/01/2059	1,385	1,389
6.63%, 07/01/2060	3,260	3,355
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
6.00%, 03/01/2054	675	736
6.00%, 03/01/2055	395	427
6.00%, 03/01/2055	1,615	1,760

Total Wisconsin		163,460

Total Municipal Bonds (Cost: $4,268,474)		4,186,492

The accompanying notes are an integral part of these financial statements.

454

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 0.00% (9)
Basic Materials – 0.00% (9)
Ingevity Corp. (4)(7)	0	3

Total Basic Materials		3

Consumer, Cyclical – 0.00% (9)
United Airlines Holdings, Inc. (4)(7)	0	2

Total Consumer, Cyclical		2

Total Common Stocks (Cost: $6)		5

SHORT-TERM INVESTMENTS – 0.28%
Money Market Funds – 0.18%
Fidelity Institutional Money Market Government Portfolio—Class I, 4.27% (10)	7,602	7,602

Total Money Market Funds (Cost: $7,602)		7,602

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.10%
JP Morgan, New York, 3.83% due 07/01/2025	$1,449	1,449
Skandinaviska Enskilda Banken AB, Stockholm, 3.83% due 07/01/2025	2,690	2,690

Total Time Deposits (Cost: $4,139)		4,139

Total Short-Term Investments (Cost: $11,741)		11,741

TOTAL INVESTMENTS IN SECURITIES – 98.95% (Cost: $4,280,221)		4,198,238

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.05%		44,470

TOTAL NET ASSETS – 100.00%		$4,242,708

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of June 30, 2025.

(2)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $1,035,980, which represents 24.42% of total net assets.

(3)	Security in default as of June 30, 2025. The value of these securities totals $35,955, which represents 0.85% of total net assets.

(4)	Non-income producing security.

(5)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2025.

(6)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $–, which represents 0.00% of total net assets.

(7)	A zero balance may reflect actual amounts rounding to less than one thousand.

(8)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2025.

(9)	Amount calculated is less than 0.005%.

(10)	Represents annualized seven-day yield as of the close of the reporting period.

(11)	Security that is restricted at June 30, 2025. The value of these securities totals $587, which represents 0.01% of total net assets.

The accompanying notes are an integral part of these financial statements.

455

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

MUNICIPAL BONDS	Percentages of Net Assets
Education	8.80%
General Obligation	5.60
General Revenue	42.44
Healthcare	17.33
Housing	9.57
Transportation	10.01
Utilities	4.92

Total Municipal Bonds	98.67

COMMON STOCKS	Percentages of Net Assets
Basic Materials	0.00	(1)
Consumer, Cyclical	0.00	(1)

Total Common Stocks	0.00	(1)

SHORT-TERM INVESTMENTS	0.28

TOTAL INVESTMENTS	98.95
OTHER ASSETS IN EXCESS OF LIABILITIES	1.05

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

456

Bridge Builder Large Cap Growth Fund

Schedule of Investments

June 30, 2025

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.78%
Communication Services – 11.53%
Alphabet, Inc. – Class A	4,340	$764,902
Alphabet, Inc. – Class C	1,799	319,103
AST SpaceMobile, Inc. – Class A (1)	15	720
DoubleVerify Holdings, Inc. – Class Rights (1)	8	125
Liberty Broadband Corp. – Class C (1)	3	250
Liberty Media Corp.-Liberty Formula One – Class C (1)	7	721
Live Nation Entertainment, Inc. (1)	15	2,247
Meta Platforms, Inc. – Class A	1,602	1,182,527
Netflix, Inc. (1)	517	692,894
Nexstar Media Group, Inc. – Class A	1	187
Pinterest, Inc. – Class A (1)	28	1,018
Reddit, Inc. – Class A (1)	11	1,699
ROBLOX Corp. – Class A (1)	55	5,737
Roku, Inc. – Class A (1)	2	157
Spotify Technology SA (1)	147	112,545
Take-Two Interactive Software, Inc. (1)	6	1,427
TKO Group Holdings, Inc. – Class A	3	516
Trade Desk, Inc. – Class A (1)	711	51,201
Trump Media & Technology Group Corp. (1)	3	50
Walt Disney Co.	931	115,432

Total Communication Services		3,253,458

Consumer Discretionary – 12.10%
Airbnb, Inc. – Class A (1)	278	36,811
Amazon.com, Inc. (1)	8,445	1,852,711
AutoZone, Inc. (1)(2)	0	939
Booking Holdings, Inc.	22	127,751
Bright Horizons Family Solutions, Inc. (1)	1	100
Burlington Stores, Inc. (1)	6	1,388
Carnival Corp. (1)	32	907
Carvana Co. – Class A (1)	12	4,188
Cava Group, Inc. (1)	339	28,595
Chewy, Inc. – Class A (1)	20	863
Chipotle Mexican Grill, Inc. – Class A (1)	4,601	258,320
Choice Hotels International, Inc.	2	283
Churchill Downs, Inc.	7	662
Coupang, Inc. – Class A (1)	2,368	70,936
Darden Restaurants, Inc.	11	2,341
Deckers Outdoor Corp. (1)	14	1,472
Domino’s Pizza, Inc.	1	504
DoorDash, Inc. – Class A (1)	35	8,561
DraftKings, Inc. – Class A (1)	43	1,827
Duolingo, Inc. – Class A (1)	3	1,416
Dutch Bros, Inc. – Class A (1)	11	765
Etsy, Inc. (1)	7	343
Expedia Group, Inc.	12	2,008
Floor & Decor Holdings, Inc. – Class A (1)	4	274
Flutter Entertainment Plc (1)	14	4,009
Grand Canyon Education, Inc. (1)	1	168
H&R Block, Inc.	5	278
Hilton Worldwide Holdings, Inc.	23	6,013
Home Depot, Inc.	374	137,083
Industria de Diseno Textil SA	652	34,004
Las Vegas Sands Corp.	32	1,380
Light & Wonder, Inc. (1)	8	802
Lululemon Athletica, Inc. (1)	6	1,395

	Shares (000s)	Value (000s)
Marriott International, Inc. – Class A	17	$4,619
McDonald’s Corp.	389	113,604
MercadoLibre, Inc. (1)	60	157,403
Murphy USA, Inc.	2	701
Norwegian Cruise Line Holdings Ltd. (1)	40	817
On Holding AG – Class A (1)	21	1,110
O’Reilly Automotive, Inc. (1)	76	6,833
Planet Fitness, Inc. – Class A (1)	8	886
Pool Corp.	1	189
Restaurant Brands International, Inc.	20	1,323
Ross Stores, Inc.	7	903
Royal Caribbean Cruises Ltd.	23	7,327
SharkNinja, Inc. (1)	1	121
Somnigroup International, Inc.	20	1,332
Starbucks Corp.	788	72,180
Tapestry, Inc.	18	1,612
Tesla, Inc. (1)	613	194,671
Texas Roadhouse, Inc. – Class A	6	1,169
TJX Companies, Inc.	54	6,685
TopBuild Corp. (1)(2)	0	54
Tractor Supply Co.	50	2,632
Ulta Beauty, Inc. (1)	1	511
Vail Resorts, Inc.	3	465
Valvoline, Inc. (1)	12	455
Viking Holdings Ltd. (1)	20	1,048
Wendy’s Co.	8	91
Williams-Sonoma, Inc.	2	280
Wingstop, Inc.	3	1,062
Wyndham Hotels & Resorts, Inc.	7	535
Yum! Brands, Inc.	1,638	242,738

Total Consumer Discretionary		3,412,453

Consumer Staples – 2.44%
BJ’s Wholesale Club Holdings, Inc. (1)	2	202
Casey’s General Stores, Inc.	1	302
Celsius Holdings, Inc. (1)	16	737
Coca-Cola Co.	1,785	126,255
Colgate-Palmolive Co.	37	3,352
Costco Wholesale Corp.	183	180,925
Freshpet, Inc. (1)	1	76
Hershey Co.	2	316
Kimberly-Clark Corp.	12	1,493
Mondelez International, Inc. – Class A	1,116	75,296
Monster Beverage Corp. (1)	68	4,229
PepsiCo, Inc.	18	2,398
Performance Food Group Co. (1)	2	180
Procter & Gamble Co.	1,024	163,204
Sprouts Farmers Market, Inc. (1)	9	1,560
Sysco Corp.	25	1,905
Walmart, Inc.	1,280	125,157

Total Consumer Staples		687,587

Energy – 0.92%
Cheniere Energy, Inc.	10	2,340
ConocoPhillips	763	68,504
Exxon Mobil Corp.	1,436	154,798
Phillips 66	3	337
Schlumberger NV	791	26,719
Targa Resources Corp.	20	3,543
Texas Pacific Land Corp.	2	1,868

The accompanying notes are an integral part of these financial statements.

457

Bridge Builder Large Cap Growth Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Williams Companies, Inc.	6	$393

Total Energy		258,502

Financials – 12.09%
Affirm Holdings, Inc. – Class A (1)	274	18,949
Ally Financial, Inc.	4	137
American Express Co.	754	240,445
Ameriprise Financial, Inc.	8	4,406
Aon Plc – Class A	669	238,779
Apollo Global Management, Inc.	28	3,943
Ares Management Corp. – Class A	199	34,469
Arthur J. Gallagher & Co.	2	511
Bank of America Corp.	4,182	197,886
Bank of New York Mellon Corp.	5	458
Blackstone, Inc. – Class A	1,019	152,362
Block, Inc. – Class A (1)	2,605	176,937
Blue Owl Capital, Inc. – Class A	59	1,134
Brookfield Asset Management Ltd. – Class A	13	706
Brown & Brown, Inc.	3	313
Charles Schwab Corp.	1,390	126,828
Chubb Ltd.	357	103,539
Citigroup, Inc.	32	2,725
Coinbase Global, Inc. – Class A (1)	2	683
Corpay, Inc. (1)	6	2,065
Credit Acceptance Corp. (1)(2)	0	36
Equitable Holdings, Inc.	31	1,744
Everest Group Ltd.	1	224
FactSet Research Systems, Inc. (2)	0	107
Fiserv, Inc. (1)	447	77,061
Freedom Holding Corp. (1)	1	212
Goldman Sachs Group, Inc.	204	144,402
Hamilton Lane, Inc. – Class A	3	358
Houlihan Lokey, Inc. – Class A	2	359
Intercontinental Exchange, Inc.	1,257	230,656
Jefferies Financial Group, Inc.	5	253
Kinsale Capital Group, Inc.	2	1,003
KKR & Co., Inc. – Class Miscella	151	20,087
Lazard, Inc. – Class A	2	99
LPL Financial Holdings, Inc.	7	2,791
Markel Group, Inc. (1)(2)	0	561
Marsh & McLennan Companies, Inc.	446	97,607
Mastercard, Inc. – Class A	718	403,442
Moody’s Corp.	15	7,547
Morningstar, Inc.	2	485
MSCI, Inc. – Class A	4	2,065
NU Holdings Ltd. – Class A (1)	309	4,240
Progressive Corp.	3	759
Robinhood Markets, Inc. – Class A (1)	10	898
Ryan Specialty Holdings, Inc. – Class A	10	655
S&P Global, Inc.	457	240,717
Shift4 Payments, Inc. – Class A (1)	6	572
SoFi Technologies, Inc. (1)	15	279
Toast, Inc. – Class A (1)	44	1,929
TPG, Inc. – Class A	12	617
Tradeweb Markets, Inc. – Class A	212	31,077
Visa, Inc. – Class A	2,336	829,313
XP, Inc. – Class A	4	78

Total Financials		3,409,508

	Shares (000s)	Value (000s)
Healthcare – 10.06%
AbbVie, Inc.	171	$31,829
Alnylam Pharmaceuticals, Inc. (1)	12	3,939
Amgen, Inc.	38	10,723
Apellis Pharmaceuticals, Inc. (1)	10	174
Argenx SE – ADR (1)	69	37,840
Boston Scientific Corp. (1)	1,193	128,131
Bristol-Myers Squibb Co.	38	1,757
Cardinal Health, Inc.	12	1,974
Cencora, Inc. – Class A	18	5,314
Chemed Corp. (2)	0	68
Cigna Group	205	67,644
Cooper Companies, Inc. (1)	2,110	150,140
Corcept Therapeutics, Inc. (1)	9	668
Danaher Corp.	1,579	311,882
DaVita, Inc. (1)	4	621
DexCom, Inc. (1)	408	35,596
Doximity, Inc. – Class A (1)	13	775
Eli Lilly & Co.	641	500,038
Exact Sciences Corp. (1)	1	53
Exelixis, Inc. (1)	22	990
Gilead Sciences, Inc.	32	3,598
Halozyme Therapeutics, Inc. (1)	12	617
HCA Healthcare, Inc.	4	1,372
IDEXX Laboratories, Inc. (1)	8	4,189
Incyte Corp. (1)	4	270
Insmed, Inc. (1)	16	1,630
Inspire Medical Systems, Inc. (1)	3	358
Insulet Corp. (1)	7	2,066
Intuitive Surgical, Inc. (1)	411	223,559
Ionis Pharmaceuticals, Inc. (1)	14	541
Labcorp Holdings, Inc.	128	33,503
Masimo Corp. (1)	4	734
McKesson Corp.	11	8,216
Medpace Holdings, Inc. (1)	2	738
Medtronic Plc	1,173	102,234
Merck & Co., Inc.	1,190	94,211
Molina Healthcare, Inc. (1)	3	1,002
Natera, Inc. (1)	283	47,759
Neurocrine Biosciences, Inc. (1)	9	1,173
Novo Nordisk – ADR	3,627	250,321
Penumbra, Inc. (1)	3	891
Repligen Corp. (1)	1	93
ResMed, Inc.	4	965
Sarepta Therapeutics, Inc. (1)	9	151
Sonova Holding AG – ADR	568	33,902
Stryker Corp.	238	94,019
Summit Therapeutics, Inc. (1)	11	241
Tempus AI, Inc. – Class A (1)	8	506
Thermo Fisher Scientific, Inc.	166	67,219
UCB SA	170	33,414
Ultragenyx Pharmaceutical, Inc. (1)	8	308
UnitedHealth Group, Inc.	983	306,809
Veeva Systems, Inc. – Class A (1)	11	3,275
Vertex Pharmaceuticals, Inc. (1)	385	171,277
Viking Therapeutics, Inc. (1)	7	197
Waters Corp. (1)	3	1,180
Zoetis, Inc. – Class A	361	56,355

Total Healthcare		2,839,049

The accompanying notes are an integral part of these financial statements.

458

Bridge Builder Large Cap Growth Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Industrials – 7.60%
3M Co.	8	$1,278
AAON, Inc.	6	474
AMETEK, Inc.	416	75,204
Armstrong World Industries, Inc.	1	224
Automatic Data Processing, Inc.	37	11,277
Axon Enterprise, Inc. (1)	7	5,978
AZEK Co., Inc. – Class A (1)	9	516
Boeing Co. (1)	1,423	298,247
Booz Allen Hamilton Holding Corp. – Class A	12	1,232
Broadridge Financial Solutions, Inc.	10	2,446
BWX Technologies, Inc.	2	250
Canadian Pacific Kansas City Ltd.	2,950	233,885
Carlisle Companies, Inc.	1	351
Caterpillar, Inc.	6	2,142
Cintas Corp.	33	7,417
Comfort Systems USA, Inc.	3	1,774
Copart, Inc. (1)	80	3,912
Core & Main, Inc. – Class A (1)	12	716
Dayforce, Inc. (1)	684	37,888
Deere & Co.	71	36,193
EMCOR Group, Inc.	2	925
Equifax, Inc.	490	127,183
ExlService Holdings, Inc. (1)	15	671
Fastenal Co.	91	3,817
Ferguson Enterprises, Inc.	1	240
FTAI Aviation Ltd.	10	1,134
GE Vernova, Inc.	26	14,002
General Electric Co.	635	163,471
HEICO Corp.	4	1,353
HEICO Corp. – Class A	8	1,978
Howmet Aerospace, Inc.	516	96,135
Illinois Tool Works, Inc.	9	2,296
Ingersoll Rand, Inc.	533	44,349
Jacobs Solutions, Inc.	686	90,140
KBR, Inc.	1	57
Lennox International, Inc.	3	1,730
Loar Holdings, Inc. (1)	3	222
Lockheed Martin Corp.	6	2,606
Lyft, Inc. – Class A (1)	6	97
MasTec, Inc. (1)	1	216
Nordson Corp.	353	75,712
Old Dominion Freight Line, Inc.	458	74,296
Paychex, Inc.	11	1,566
Paycom Software, Inc.	3	698
Paylocity Holding Corp. (1)	4	748
Quanta Services, Inc.	11	4,175
RBC Bearings, Inc. (1)	1	234
Rocket Lab Corp. (1)	38	1,355
Rockwell Automation, Inc.	152	50,512
Rollins, Inc.	26	1,470
Simpson Manufacturing Co., Inc. (2)	0	57
SiteOne Landscape Supply, Inc. (1)	2	187
Tetra Tech, Inc.	9	310
Trane Technologies Plc	196	85,914
TransDigm Group, Inc.	1	1,565
Uber Technologies, Inc. (1)	992	92,557
U-Haul Holding Co. – Class B	4	222
Union Pacific Corp.	5	1,051

	Shares (000s)	Value (000s)
United Rentals, Inc.	48	$35,866
Veralto Corp.	10	1,053
Verisk Analytics, Inc. – Class A	8	2,532
Vertiv Holdings Co. – Class A	37	4,728
Waste Management, Inc.	1,875	429,055
WillScot Holdings Corp. – Class A	5	136
WW Grainger, Inc.	4	3,701
XPO, Inc. (1)	2	288

Total Industrials		2,144,014

Information Technology – 39.48%
Accenture Plc – Class A	242	72,475
Adobe, Inc. (1)	41	15,937
Advanced Micro Devices, Inc. (1)	641	90,986
Amphenol Corp. – Class A	2,615	258,223
Analog Devices, Inc.	463	110,109
Appfolio, Inc. – Class A (1)	2	483
Apple, Inc.	8,278	1,698,303
Applied Materials, Inc.	546	99,870
AppLovin Corp. – Class A (1)	202	70,851
Arista Networks, Inc. (1)	100	10,216
ARM Holdings Plc – ADR (1)	914	147,860
ASML Holding NV – Class REG	28	22,760
Astera Labs, Inc. (1)	14	1,253
Atlassian Corp. – Class A (1)	15	3,088
Autodesk, Inc. (1)	21	6,384
Bentley Systems, Inc. – Class B	13	700
Broadcom, Inc.	3,161	871,275
Cadence Design Systems, Inc. (1)	437	134,649
CDW Corp.	1	164
Cloudflare, Inc. – Class A (1)	30	5,849
Confluent, Inc. – Class A (1)	23	582
Crowdstrike Holdings, Inc. – Class A (1)	307	156,451
Datadog, Inc. – Class A (1)	264	35,517
Dell Technologies, Inc. – Class C	4	496
Docusign, Inc. – Class A (1)	15	1,144
Dropbox, Inc. – Class A (1)	7	194
Dynatrace, Inc. (1)	617	34,041
Elastic NV (1)	9	740
Enphase Energy, Inc. (1)	13	498
Entegris, Inc.	776	62,586
Fair Isaac Corp. (1)	17	31,936
First Solar, Inc. (1)	196	32,504
Fortinet, Inc. (1)	62	6,511
Gartner, Inc. (1)	475	191,992
Gen Digital, Inc.	6	170
Gitlab, Inc. – Class A (1)	12	536
Globant SA (1)(2)	0	37
GoDaddy, Inc. – Class A (1)	13	2,397
Guidewire Software, Inc. (1)	8	1,908
HubSpot, Inc. (1)	91	50,600
Intuit, Inc.	681	536,339
Jabil, Inc.	7	1,453
KLA Corp.	13	11,538
Lam Research Corp.	124	12,047
Lattice Semiconductor Corp. (1)	586	28,718
MACOM Technology Solutions Holdings, Inc. (1)	2	218
Manhattan Associates, Inc. (1)	6	1,139

The accompanying notes are an integral part of these financial statements.

459

Bridge Builder Large Cap Growth Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Marvell Technology, Inc.	1,110	$85,942
Microsoft Corp.	5,553	2,761,955
MicroStrategy, Inc. – Class A (1)	1	553
MongoDB, Inc. – Class A (1)	1	153
Monolithic Power Systems, Inc.	4	3,234
Motorola Solutions, Inc.	7	2,856
nCino, Inc. (1)	5	136
NetApp, Inc.	9	926
Nutanix, Inc. – Class A (1)	8	597
NVIDIA Corp.	13,179	2,082,211
Okta, Inc. – Class A (1)	7	673
Onto Innovation, Inc. (1)	1	120
Oracle Corp.	160	35,041
Palantir Technologies, Inc. – Class A (1)	211	28,822
Palo Alto Networks, Inc. (1)	64	13,011
Pegasystems, Inc.	3	151
Procore Technologies, Inc. (1)	10	690
PTC, Inc. (1)	1	230
Pure Storage, Inc. – Class A (1)	25	1,451
QUALCOMM, Inc.	560	89,190
RingCentral, Inc. – Class A (1)	8	219
Rubrik, Inc. – Class A (1)	6	503
Salesforce, Inc.	850	231,816
Samsara, Inc. – Class A (1)	26	1,033
SentinelOne, Inc. – Class A (1)	20	372
ServiceNow, Inc. (1)	383	394,148
Shopify, Inc. – Class A (1)	494	57,010
Snowflake, Inc. – Class A (1)	276	61,796
Super Micro Computer, Inc. (1)	23	1,117
Synopsys, Inc. (1)	451	231,409
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	403	91,367
Teradata Corp. (1)	9	194
Texas Instruments, Inc.	36	7,472
Twilio, Inc. – Class A (1)	3	396
Tyler Technologies, Inc. (1)	3	2,012
Unity Software, Inc. (1)	2	43
Workday, Inc. – Class A (1)	504	121,045
Zscaler, Inc. (1)	9	2,967

Total Information Technology		11,136,588

Materials – 0.86%
Anglogold Ashanti Plc	6	269
Avery Dennison Corp.	247	43,409
Carpenter Technology Corp.	1	227
Eagle Materials, Inc. (2)	0	39
Ecolab, Inc.	436	117,417
Linde Plc	161	75,569
Sherwin-Williams Co.	20	7,027

Total Materials		243,957

Real Estate – 0.37%
American Tower Corp.	45	10,007
CBRE Group, Inc. – Class A (1)	650	91,063
CoStar Group, Inc. (1)	5	403
Jones Lang LaSalle, Inc. (1)	1	353
Lamar Advertising Co. – Class A	8	1,029

	Shares (000s)		Value (000s)
Public Storage		2	$658
Simon Property Group, Inc.		8	1,253
Sun Communities, Inc.		2	296

Total Real Estate			105,062

Utilities – 0.33%
Constellation Energy Corp.		259	83,591
NRG Energy, Inc.		19	3,080
Vistra Corp.		33	6,346

Total Utilities			93,017

Total Common Stocks (Cost: $16,490,156)			27,583,195

SHORT-TERM INVESTMENTS – 2.14%
Money Market Funds – 2.12%
Goldman Sachs Financial Square Government Fund – Class I, 4.21% (3)		599,482	599,482

Total Money Market Funds (Cost: $599,482)			599,482

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.02%
ANZ, London, 3.83% due 07/01/2025		$1,844	1,844
Citibank, London, 1.11% due 07/01/2025 (2)	EUR	0	0
Citibank, New York, 3.83% due 07/01/2025		$1,226	1,226
Royal Bank of Canada, Toronto, 3.83% due 07/01/2025		255	255
Skandinaviska Enskilda Banken AB, Stockholm, 3.83% due 07/01/2025		632	632
Sumitomo Trust Bank, London, 3.83% due 07/01/2025		1,415	1,415

Total Time Deposits (Cost: $5,372)			5,372

Total Short-Term Investments (Cost: $604,854)			604,854

TOTAL INVESTMENTS IN SECURITIES – 99.92% (Cost: $17,095,010)			28,188,049

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.08%			23,063

TOTAL NET ASSETS – 100.00%			$28,211,112

The accompanying notes are an integral part of these financial statements.

460

Bridge Builder Large Cap Growth Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

EUR Euro

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
79	E-mini Russell 1000 Future	Sep. 2025	$16,490	$17,053	$563

					$563

The accompanying notes are an integral part of these financial statements.

461

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2025

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.08%
Communication Services – 5.91%
Alphabet, Inc. – Class A	1,182	$208,221
Alphabet, Inc. – Class C	1,608	285,300
AT&T, Inc.	2,228	64,473
Charter Communications, Inc. – Class A (1)	4	1,590
Comcast Corp. – Class A	6,804	242,840
DoubleVerify Holdings, Inc. – Class Rights (1)	3	42
Electronic Arts, Inc.	482	77,023
ESC GCI Liberty, Inc. (1)(2)(3)	4	—
Fox Corp. – Class A	468	26,252
Fox Corp. – Class B	6	293
Frontier Communications Parent, Inc. (1)	10	366
IAC, Inc. (1)	3	126
Interpublic Group of Companies, Inc.	16	387
Iridium Communications, Inc.	4	113
Liberty Broadband Corp. – Class A (1)	1	55
Liberty Broadband Corp. – Class C (1)	4	367
Liberty Global Ltd. – Class A (1)	7	74
Liberty Global Ltd. – Class C (1)	8	79
Liberty Media Corp.-Liberty Formula One – Class A (1)	1	64
Liberty Media Corp.-Liberty Formula One – Class C (1)	6	651
Liberty Media Corp.-Liberty Live – Class A (1)	1	67
Liberty Media Corp.-Liberty Live – Class C (1)	2	159
Madison Square Garden Sports Corp. – Class A (1)	1	160
Match Group, Inc.	10	324
Meta Platforms, Inc. – Class A	200	147,524
Millicom International Cellular SA	4	165
New York Times Co. – Class A	7	403
News Corp. – Class A	1,535	45,628
News Corp. – Class B	5	165
Nexstar Media Group, Inc. – Class A	55	9,429
Omnicom Group, Inc.	8	597
Paramount Global – Class A	1	21
Paramount Global – Class B	27	351
Pinterest, Inc. – Class A (1)	13	457
Playtika Holding Corp.	496	2,344
Roku, Inc. – Class A (1)	5	423
Shutterstock, Inc.	79	1,502
Sirius XM Holdings, Inc.	332	7,629
Take-Two Interactive Software, Inc. (1)	5	1,232
TEGNA, Inc.	350	5,868
TKO Group Holdings, Inc. – Class A	2	308
T-Mobile U.S., Inc.	19	4,642
Trump Media & Technology Group Corp. (1)	1	18
Verizon Communications, Inc.	1,173	50,746
Walt Disney Co.	1,318	163,438
Warner Bros Discovery, Inc. (1)	96	1,097
Warner Music Group Corp. – Class A	2,825	76,950
ZoomInfo Technologies, Inc. – Class A (1)	14	141

Total Communication Services		1,430,104

	Shares (000s)	Value (000s)
Consumer Discretionary – 6.95%
Academy Sports & Outdoors, Inc.	205	$9,177
ADT, Inc.	1,472	12,467
Adtalem Global Education, Inc. (1)	61	7,799
Amazon.com, Inc. (1)	430	94,376
Amer Sports, Inc. (1)	5	189
Aptiv Plc (1)	980	66,888
Aramark	11	474
Autoliv, Inc.	102	11,403
AutoNation, Inc. (1)	50	10,003
AutoZone, Inc. (1)	1	2,242
Bath & Body Works, Inc.	9	274
Best Buy Co., Inc.	79	5,283
Birkenstock Holding Plc (1)	2	79
Bloomin’ Brands, Inc.	260	2,236
Booking Holdings, Inc.	23	130,866
BorgWarner, Inc.	371	12,406
Boyd Gaming Corp.	2	195
Bright Horizons Family Solutions, Inc. (1)	2	262
Brunswick Corp.	3	170
Caesars Entertainment, Inc. (1)	10	273
CarMax, Inc. (1)	7	440
Carnival Corp. (1)	5,234	147,188
Carter’s, Inc.	91	2,751
Choice Hotels International, Inc.	1	102
Columbia Sportswear Co.	1	68
Crocs, Inc. (1)	42	4,252
Darden Restaurants, Inc. (3)	0	55
Dick’s Sporting Goods, Inc.	39	7,718
Dillard’s, Inc. – Class A (3)	0	58
Domino’s Pizza, Inc.	1	428
DR Horton, Inc.	12	1,517
eBay, Inc.	404	30,079
Etsy, Inc. (1)	2	91
Expedia Group, Inc.	70	11,757
Five Below, Inc. (1)	2	303
Floor & Decor Holdings, Inc. – Class A (1)	3	227
Flutter Entertainment Plc (1)	1	371
Ford Motor Co.	1,039	11,278
GameStop Corp. – Class A (1)	18	436
Gap, Inc.	319	6,966
Garmin Ltd.	7	1,475
General Motors Co.	536	26,384
Gentex Corp.	10	228
Genuine Parts Co.	6	722
Grand Canyon Education, Inc. (1)	1	167
H&R Block, Inc.	5	275
Harley-Davidson, Inc.	233	5,504
Hasbro, Inc.	6	419
Home Depot, Inc.	372	136,273
Hyatt Hotels Corp. – Class A	2	234
Las Vegas Sands Corp.	1,041	45,298
La-Z-Boy, Inc.	211	7,832
Lear Corp.	2	216
Lennar Corp. – Class A	640	70,842
Lennar Corp. – Class B	1	53
Lithia Motors, Inc. – Class A	1	329
LKQ Corp.	11	412
Lowe’s Companies, Inc.	24	5,335
Lucid Group, Inc. – Class A (1)	43	90

The accompanying notes are an integral part of these financial statements.

462

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Lululemon Athletica, Inc. (1)	2	$454
Macy’s, Inc.	195	2,274
Marriott International, Inc. – Class A	133	36,460
Marriott Vacations Worldwide Corp.	34	2,487
Mattel, Inc. (1)	1,227	24,204
McDonald’s Corp.	483	141,230
MGM Resorts International (1)	160	5,492
Mohawk Industries, Inc. (1)	2	231
Newell Brands, Inc.	18	99
NIKE, Inc. – Class B	1,814	128,891
NVR, Inc. (1)(3)	0	886
Ollie’s Bargain Outlet Holdings, Inc. (1)	3	360
O’Reilly Automotive, Inc. (1)	3	277
Penn Entertainment, Inc. (1)	7	125
Penske Automotive Group, Inc.	73	12,615
Phinia, Inc.	30	1,332
Pool Corp.	1	366
PulteGroup, Inc.	167	17,564
PVH Corp.	85	5,801
QuantumScape Corp. – Class A (1)	15	98
Ralph Lauren Corp. – Class A	2	427
Restaurant Brands International, Inc.	5	334
RH (1)	1	101
Rivian Automotive, Inc. – Class A (1)	33	457
Ross Stores, Inc.	11	1,411
Service Corp. International	6	486
SharkNinja, Inc. (1)	2	235
Skechers USA, Inc. – Class A (1)	6	349
Starbucks Corp.	42	3,880
Tapestry, Inc.	1	65
Thor Industries, Inc.	2	202
TJX Companies, Inc.	1,391	171,807
Toll Brothers, Inc.	4	484
TopBuild Corp. (1)	152	49,234
Travel + Leisure Co.	2	93
Ulta Beauty, Inc. (1)	1	680
Under Armour, Inc. – Class A (1)	8	56
Under Armour, Inc. – Class C (1)	9	55
United Parks & Resorts, Inc. (1)	1,543	72,744
Vail Resorts, Inc. (3)	0	43
VF Corp.	16	184
Wayfair, Inc. – Class A (1)	3	169
Wendy’s Co.	4	45
Whirlpool Corp.	70	7,096
Williams-Sonoma, Inc.	4	706
Wyndham Hotels & Resorts, Inc. (3)	0	28
Wynn Resorts Ltd.	975	91,366
YETI Holdings, Inc. (1)	3	84
Yum! Brands, Inc.	8	1,176

Total Consumer Discretionary		1,680,478

Consumer Staples – 8.94%
Albertsons Companies, Inc. – Class A	637	13,693
Altria Group, Inc.	1,217	71,345
Archer-Daniels-Midland Co.	175	9,221
BellRing Brands, Inc. (1)	5	315
BJ’s Wholesale Club Holdings, Inc. (1)	5	515
Boston Beer Co., Inc. – Class A (1)(3)	0	62
Brown-Forman Corp. – Class A	2	60
Brown-Forman Corp. – Class B	6	171

	Shares (000s)	Value (000s)
Bunge Global SA	95	$7,594
Casey’s General Stores, Inc.	1	689
Church & Dwight Co., Inc.	11	1,015
Clorox Co.	5	635
Coca-Cola Co.	1,638	115,859
Coca-Cola Consolidated, Inc.	2	214
Colgate-Palmolive Co.	1,575	143,172
Conagra Brands, Inc.	940	19,235
Constellation Brands, Inc. – Class A	6	912
Coty, Inc. – Class A (1)	18	82
Darling Ingredients, Inc. (1)	6	226
Diageo Plc	4,298	108,370
Diageo Plc – ADR	1,079	108,777
Dollar General Corp.	819	93,714
Dollar Tree, Inc. (1)	9	863
Edgewell Personal Care Co.	115	2,700
elf Beauty, Inc. (1)	2	292
Estee Lauder Companies, Inc. – Class A	10	810
Flowers Foods, Inc.	9	148
Freshpet, Inc. (1)	1	97
General Mills, Inc.	246	12,750
Heineken Holding NV	2,125	158,552
Herbalife Ltd. (1)	208	1,790
Hershey Co.	5	912
Hormel Foods Corp.	12	375
Ingredion, Inc.	91	12,347
J.M. Smucker Co.	106	10,394
Kellanova	12	956
Kenvue, Inc.	2,846	59,568
Kerry Group Plc – Class A	1,170	129,255
Keurig Dr Pepper, Inc.	3,288	108,695
Kimberly-Clark Corp.	557	71,768
Kraft Heinz Co.	532	13,734
Kroger Co.	472	33,872
Lamb Weston Holdings, Inc.	6	303
Maplebear, Inc. (1)	8	349
McCormick & Co., Inc.	11	824
Molson Coors Beverage Co. – Class B	400	19,221
Mondelez International, Inc. – Class A	56	3,748
Nestle SA	1,147	114,059
PepsiCo, Inc.	692	91,356
Performance Food Group Co. (1)	6	502
Philip Morris International, Inc.	1,916	348,938
Pilgrim’s Pride Corp.	2	79
Post Holdings, Inc. (1)	2	236
Primo Brands Corp. – Class A	11	326
Procter & Gamble Co.	1,101	175,372
Reynolds Consumer Products, Inc.	2	50
Seaboard Corp. (3)	0	40
Smithfield Foods, Inc.	1	28
Spectrum Brands Holdings, Inc.	68	3,625
Sysco Corp.	10	732
Target Corp.	19	1,924
The Campbell’s Co.	199	6,096
Tyson Foods, Inc. – Class A	586	32,768
US Foods Holding Corp. (1)	10	759
Walgreens Boots Alliance, Inc.	239	2,748
Walmart, Inc.	430	42,061

Total Consumer Staples		2,161,898

The accompanying notes are an integral part of these financial statements.

463

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Energy – 5.88%
Antero Midstream Corp.	14	$272
Antero Resources Corp. (1)	12	501
APA Corp.	223	4,070
Baker Hughes Co. – Class A	43	1,631
Cheniere Energy, Inc.	5	1,255
Chevron Corp.	753	107,886
Chord Energy Corp.	3	268
Civitas Resources, Inc.	3	89
ConocoPhillips	838	75,212
Coterra Energy, Inc.	33	843
Devon Energy Corp.	27	849
Diamondback Energy, Inc.	669	91,954
DT Midstream, Inc.	4	478
Enbridge, Inc.	1,402	63,546
EOG Resources, Inc.	1,364	163,131
EQT Corp.	437	25,470
Expand Energy Corp.	214	24,978
Exxon Mobil Corp.	2,048	220,797
Halliburton Co.	2,832	57,715
Hess Corp.	118	16,291
HF Sinclair Corp.	190	7,796
Kinder Morgan, Inc.	83	2,453
Marathon Petroleum Corp.	111	18,433
Matador Resources Co.	200	9,542
Murphy Oil Corp.	210	4,718
NOV, Inc.	16	199
Occidental Petroleum Corp.	29	1,214
ONEOK, Inc.	27	2,188
Ovintiv, Inc.	11	424
Permian Resources Corp. – Class A	4,638	63,172
Phillips 66	992	118,299
Plains GP Holdings LP – Class A (1)	3,120	60,614
Range Resources Corp.	10	412
Schlumberger NV	3,905	131,990
Scorpio Tankers, Inc.	95	3,702
South Bow Corp.	671	17,429
TC Energy Corp.	361	17,635
TechnipFMC Plc	18	614
TotalEnergies SE – ADR	162	9,920
TotalEnergies SE	887	54,208
Valero Energy Corp.	92	12,352
Viper Energy, Inc. – Class A	4	157
Weatherford International Plc	3	154
Williams Companies, Inc.	456	28,645

Total Energy		1,423,506

Financials – 21.67%
Affiliated Managers Group, Inc.	50	9,897
Affirm Holdings, Inc. – Class A (1)	5	323
Aflac, Inc.	102	10,757
AGNC Investment Corp.	40	365
Allstate Corp.	453	91,235
Ally Financial, Inc.	11	414
American Express Co.	894	285,092
American Financial Group, Inc.	67	8,398
American International Group, Inc.	1,900	162,585
Ameriprise Financial, Inc.	19	10,192
Annaly Capital Management, Inc.	153	2,880
Aon Plc – Class A	1	245

	Shares (000s)	Value (000s)
Apollo Global Management, Inc.	83	$11,713
Arch Capital Group Ltd.	1,055	96,065
Ares Capital Corp.	394	8,650
Arthur J. Gallagher & Co.	10	3,271
Associated Banc-Corp.	243	5,915
Assurant, Inc.	2	429
Assured Guaranty Ltd.	2	174
Axis Capital Holdings Ltd.	3	338
Bank of America Corp.	7,822	370,159
Bank of New York Mellon Corp.	448	40,824
Bank OZK	172	8,104
Berkshire Hathaway, Inc. – Class B (1)	232	112,794
Blackrock, Inc.	7	6,867
Block, Inc. – Class A (1)	15	1,027
Blue Owl Capital Corp.	276	3,955
BOK Financial Corp.	1	99
Brighthouse Financial, Inc. (1)	2	132
Brookfield Asset Management Ltd. – Class A	11	594
Brown & Brown, Inc.	11	1,172
Capital One Financial Corp.	540	114,931
Carlyle Group, Inc.	10	530
CBOE Global Markets, Inc.	4	1,048
Charles Schwab Corp.	936	85,387
Chubb Ltd.	961	278,293
Cincinnati Financial Corp.	7	984
Citigroup, Inc.	1,331	113,302
Citizens Financial Group, Inc.	496	22,181
CME Group, Inc. – Class A	324	89,429
CNA Financial Corp.	139	6,478
Coinbase Global, Inc. – Class A (1)	8	2,799
Columbia Banking System, Inc.	9	214
Comerica, Inc.	1,353	80,717
Commerce Bancshares, Inc.	5	324
Corebridge Financial, Inc.	926	32,857
Credit Acceptance Corp. (1)(3)	0	134
Cullen/Frost Bankers, Inc.	3	339
East West Bancorp, Inc.	6	592
Equitable Holdings, Inc.	1,138	63,843
Essent Group Ltd.	99	6,030
Euronet Worldwide, Inc. (1)	2	196
Evercore, Inc. – Class A	2	444
Everest Group Ltd.	20	6,778
FactSet Research Systems, Inc.	2	681
Fidelity National Financial, Inc.	11	625
Fidelity National Information Services, Inc.	1,333	108,510
Fifth Third Bancorp	1,227	50,453
First American Financial Corp.	4	259
First Citizens BancShares, Inc. – Class A (3)	0	828
First Hawaiian, Inc.	6	147
First Horizon Corp.	872	18,496
Fiserv, Inc. (1)	811	139,758
FNB Corp.	401	5,841
Franklin Resources, Inc.	13	314
Global Payments, Inc.	116	9,307
Globe Life, Inc.	4	442
Goldman Sachs Group, Inc.	217	153,777
Hamilton Lane, Inc. – Class A	1	85

The accompanying notes are an integral part of these financial statements.

464

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Hanover Insurance Group, Inc.	2	$261
Hartford Insurance Group, Inc.	612	77,691
Houlihan Lokey, Inc. – Class A	1	258
Huntington Bancshares, Inc.	2,509	42,046
Interactive Brokers Group, Inc. – Class A	17	953
Intercontinental Exchange, Inc.	24	4,490
Invesco Ltd.	16	246
Jack Henry & Associates, Inc.	3	561
Janus Henderson Group Plc	6	225
Jefferies Financial Group, Inc.	1,266	69,224
JP Morgan Chase & Co.	548	158,911
Kemper Corp.	3	180
KeyCorp	41	707
KKR & Co., Inc. – Class Miscella	22	2,905
Lazard, Inc. – Class A	4	182
Lincoln National Corp.	132	4,566
Loews Corp.	453	41,561
M&T Bank Corp.	35	6,707
Markel Group, Inc. (1)(3)	0	849
MarketAxess Holdings, Inc.	2	369
Marsh & McLennan Companies, Inc.	552	120,676
Mastercard, Inc. – Class A	304	171,102
MetLife, Inc.	1,312	105,549
MGIC Investment Corp.	476	13,258
Morgan Stanley	787	110,808
Morningstar, Inc. (3)	0	102
Mr Cooper Group, Inc. (1)	75	11,160
MSCI, Inc. – Class A	2	945
Nasdaq, Inc.	18	1,582
Navient Corp.	415	5,852
Northern Trust Corp.	8	1,052
Old Republic International Corp.	10	377
OneMain Holdings, Inc. – Class A	5	289
PayPal Holdings, Inc. (1)	2,484	184,612
Pinnacle Financial Partners, Inc.	3	337
PNC Financial Services Group, Inc.	566	105,426
Popular, Inc.	3	291
Primerica, Inc.	1	387
Principal Financial Group, Inc.	10	757
Progressive Corp.	24	6,372
Prosperity Bancshares, Inc.	4	287
Prudential Financial, Inc.	15	1,635
Radian Group, Inc.	311	11,191
Raymond James Financial, Inc.	8	1,203
Regions Financial Corp.	674	15,857
Reinsurance Group of America, Inc. – Class A	44	8,753
RenaissanceRe Holdings Ltd.	2	498
Rithm Capital Corp.	558	6,297
RLI Corp.	4	253
Robinhood Markets, Inc. – Class A (1)	27	2,575
Rocket Companies, Inc. – Class A	10	141
S&P Global, Inc.	175	92,079
SEI Investments Co.	5	407
SLM Corp.	3,236	106,104
SoFi Technologies, Inc. (1)	39	711
South State Corp.	4	396
Starwood Property Trust, Inc.	14	274
State Street Corp.	495	52,641
Stifel Financial Corp.	69	7,116

	Shares (000s)	Value (000s)
Synchrony Financial	233	$15,532
Synovus Financial Corp.	6	308
T Rowe Price Group, Inc.	9	906
TFS Financial Corp.	4	46
TPG, Inc. – Class A (3)	0	18
Tradeweb Markets, Inc. – Class A	5	671
Travelers Companies, Inc.	10	2,595
Truist Financial Corp.	195	8,375
Unum Group	132	10,622
US Bancorp	1,738	78,663
UWM Holdings Corp.	3	11
Virtu Financial, Inc. – Class A	3	155
Visa, Inc. – Class A	775	275,128
Voya Financial, Inc.	77	5,462
Webster Financial Corp.	7	392
Wells Fargo & Co.	5,499	440,542
Western Alliance Bancorp	1,062	82,778
Western Union Co.	398	3,348
WEX, Inc. (1)	1	197
White Mountains Insurance Group Ltd. (3)	0	192
Willis Towers Watson Plc	298	91,424
Wintrust Financial Corp.	3	362
WR Berkley Corp.	13	957
XP, Inc. – Class A	17	334
Zions Bancorp N.A.	207	10,753

Total Financials		5,244,033

Healthcare – 12.55%
Abbott Laboratories	845	114,990
Acadia Healthcare Co., Inc. (1)	4	99
Agilent Technologies, Inc.	12	1,443
Align Technology, Inc. (1)	3	557
Amedisys, Inc. (1)	2	149
Amgen, Inc.	6	1,690
AstraZeneca Plc – ADR	356	24,869
Avantor, Inc. (1)	5,204	70,042
Baxter International, Inc.	3,366	101,929
Becton Dickinson & Co.	343	59,167
Biogen, Inc. (1)	162	20,382
BioMarin Pharmaceutical, Inc. (1)	8	448
Bio-Rad Laboratories, Inc. – Class A (1)	1	209
Bio-Techne Corp.	7	346
Boston Scientific Corp. (1)	52	5,629
Bristol Myers Squibb Co.	870	40,259
Bruker Corp.	4	183
Cardinal Health, Inc.	108	18,104
Centene Corp. (1)	329	17,880
Certara, Inc. (1)	5	63
Charles River Laboratories International, Inc. (1)	2	318
Chemed Corp.	1	291
Cigna Group	526	173,898
Cooper Companies, Inc. (1)	9	608
CVS Health Corp.	1,167	80,530
Danaher Corp.	767	151,508
DaVita, Inc. (1)	63	8,989
Dentsply Sirona, Inc.	10	159
Edwards Lifesciences Corp. (1)	25	1,931
Elanco Animal Health, Inc. (1)	5,246	74,915
Elevance Health, Inc.	349	135,800

The accompanying notes are an integral part of these financial statements.

465

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Eli Lilly & Co.	142	$110,439
Encompass Health Corp.	4	524
Envista Holdings Corp. (1)	8	152
Exact Sciences Corp. (1)	8	401
Exelixis, Inc. (1)	319	14,039
GE HealthCare Technologies, Inc.	19	1,408
Gilead Sciences, Inc.	343	37,978
Globus Medical, Inc. – Class A (1)	5	296
HCA Healthcare, Inc.	61	23,528
Henry Schein, Inc. (1)	5	343
Hologic, Inc. (1)	10	624
Humana, Inc.	471	115,261
Illumina, Inc. (1)	7	647
Incyte Corp. (1)	200	13,649
Inmode Ltd. (1)	116	1,681
Ionis Pharmaceuticals, Inc. (1)	1	35
IQVIA Holdings, Inc. (1)	7	1,168
Jazz Pharmaceuticals Plc (1)	121	12,822
Johnson & Johnson	707	108,066
Koninklijke Philips NV	3,922	94,166
Labcorp Holdings, Inc.	4	941
Lantheus Holdings, Inc. (1)	53	4,330
McKesson Corp. (3)	0	303
Medtronic Plc	2,616	228,037
Merck & Co., Inc.	3,631	287,426
Mettler-Toledo International, Inc. (1)	1	1,048
Moderna, Inc. (1)	15	417
Molina Healthcare, Inc. (1)	1	286
Neurocrine Biosciences, Inc. (1)	1	75
Organon & Co.	235	2,278
Perrigo Co. Plc	6	162
Pfizer, Inc.	1,573	38,130
QIAGEN NV (1)	9	439
Quest Diagnostics, Inc.	5	859
Regeneron Pharmaceuticals, Inc.	4	2,332
Repligen Corp. (1)	2	266
ResMed, Inc.	5	1,247
Revolution Medicines, Inc. (1)	7	274
Revvity, Inc.	5	498
Roivant Sciences Ltd. (1)	16	183
Royalty Pharma Plc – Class A	17	603
Sanofi SA	186	18,008
Sanofi SA – ADR	1,816	87,719
Solventum Corp. (1)	6	452
Sotera Health Co. (1)	7	78
STERIS Plc	4	1,012
Stryker Corp.	364	144,086
Teleflex, Inc.	2	226
Tenet Healthcare Corp. (1)	4	691
Thermo Fisher Scientific, Inc.	325	131,697
United Therapeutics Corp. (1)	32	9,053
UnitedHealth Group, Inc.	665	207,445
Universal Health Services, Inc. – Class B	55	9,899
Veeva Systems, Inc. – Class A (1)	1	372
Viatris, Inc.	3,795	33,889
Viking Therapeutics, Inc. (1)	4	114
Waters Corp. (1)	1	383
West Pharmaceutical Services, Inc.	3	672
Zimmer Biomet Holdings, Inc.	613	55,911

	Shares (000s)	Value (000s)
Zoetis, Inc. – Class A	763	$119,016

Total Healthcare		3,035,469

Industrials – 12.64%
3M Co.	103	15,687
Acuity, Inc.	1	395
Advanced Drainage Systems, Inc.	3	348
AECOM	884	99,800
AGCO Corp.	290	29,966
Air Lease Corp. – Class A	4	261
Airbus SE	584	122,175
Alaska Air Group, Inc. (1)	4	215
Allegion Plc	4	532
Allison Transmission Holdings, Inc.	132	12,580
Amentum Holdings, Inc. (1)	7	169
American Airlines Group, Inc. (1)	243	2,723
AMETEK, Inc.	10	1,788
AO Smith Corp.	5	325
API Group Corp. (1)	11	546
Applied Industrial Technologies, Inc.	2	380
Armstrong World Industries, Inc.	1	210
ATI, Inc. (1)	6	501
Atkore, Inc.	68	4,819
Automatic Data Processing, Inc.	363	112,025
Avis Budget Group, Inc. (1)(3)	0	79
AZEK Co., Inc. – Class A (1)	2	104
Boeing Co. (1)	300	62,785
Boise Cascade Co.	47	4,115
Brink’s Co.	72	6,384
Broadridge Financial Solutions, Inc. (3)	0	111
Builders FirstSource, Inc. (1)	5	559
BWX Technologies, Inc.	624	89,832
CACI International, Inc. – Class A (1)	249	118,741
Canadian National Railway Co.	1,036	107,832
Carlisle Companies, Inc.	2	606
Carrier Global Corp.	35	2,529
Caterpillar, Inc.	53	20,583
CH Robinson Worldwide, Inc.	5	483
Clarivate Plc (1)	18	79
Clean Harbors, Inc. (1)	2	502
CNH Industrial NV	1,240	16,066
Concentrix Corp.	2	113
Copart, Inc. (1)	3	130
Core & Main, Inc. – Class A (1)	3	184
Crane Co.	2	401
CSX Corp.	1,361	44,408
Cummins, Inc.	119	38,855
Curtiss-Wright Corp.	2	788
Dayforce, Inc. (1)	6	345
Deere & Co.	194	98,830
Delta Air Lines, Inc.	216	10,637
Donaldson Co., Inc.	5	354
Dover Corp.	6	1,066
Dun & Bradstreet Holdings, Inc.	14	129
Eaton Corp. Plc	17	6,002
EMCOR Group, Inc.	1	674
Emerson Electric Co.	24	3,224
Equifax, Inc.	4	1,138
Esab Corp.	3	305
Everus Construction Group, Inc. (1)	1,764	112,053

The accompanying notes are an integral part of these financial statements.

466

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Expeditors International of Washington, Inc.	6	$672
Fastenal Co.	8	338
FedEx Corp.	88	19,898
Ferguson Enterprises, Inc.	42	9,169
Flowserve Corp.	6	307
Fortive Corp.	1,488	77,580
Fortune Brands Innovations, Inc.	6	288
FTI Consulting, Inc. (1)	1	231
Gates Industrial Corp. Plc (1)	477	10,992
Generac Holdings, Inc. (1)	3	359
General Dynamics Corp.	87	25,308
General Electric Co.	209	53,688
Genpact Ltd.	204	8,996
GMS, Inc. (1)	46	4,992
Graco, Inc.	7	612
Griffon Corp.	111	8,033
GXO Logistics, Inc. (1)	5	240
Hayward Holdings, Inc. (1)	6	83
Hexcel Corp.	3	194
Hillenbrand, Inc.	56	1,120
Honeywell International, Inc.	665	154,816
Hubbell, Inc. – Class B	2	937
Huntington Ingalls Industries, Inc.	26	6,295
IDEX Corp.	3	569
Illinois Tool Works, Inc.	8	2,096
Ingersoll Rand, Inc.	17	1,440
ITT, Inc.	3	542
Jacobs Solutions, Inc.	5	684
JB Hunt Transport Services, Inc.	316	45,403
Johnson Controls International Plc	1,214	128,213
KBR, Inc.	5	261
Kirby Corp. (1)	3	295
Knight-Swift Transportation Holdings, Inc. – Class A	7	310
L3Harris Technologies, Inc.	298	74,820
Landstar System, Inc.	2	221
Leidos Holdings, Inc.	5	863
Leonardo DRS, Inc.	2	91
Lincoln Electric Holdings, Inc.	2	482
Loar Holdings, Inc. (1)(3)	0	20
Lockheed Martin Corp.	169	78,373
Lyft, Inc. – Class A (1)	14	226
ManpowerGroup, Inc.	2	96
Masco Corp.	9	583
MasTec, Inc. (1)	2	359
Matson, Inc.	61	6,759
Middleby Corp. (1)	2	311
MSA Safety, Inc.	2	279
MSC Industrial Direct Co., Inc. – Class A	2	183
Mueller Industries, Inc.	115	9,135
Nordson Corp.	2	496
Norfolk Southern Corp.	109	28,011
Northrop Grumman Corp.	254	126,792
nVent Electric Plc	7	512
Old Dominion Freight Line, Inc.	8	1,224
Oshkosh Corp.	112	12,699
Otis Worldwide Corp.	17	1,679
Owens Corning	85	11,722
PACCAR, Inc.	22	2,102

	Shares (000s)	Value (000s)
Parker-Hannifin Corp.	6	$3,856
Parsons Corp. (1)	2	147
Paychex, Inc.	10	1,388
Paycom Software, Inc.	1	195
Pentair Plc	7	720
Quanta Services, Inc.	1	538
QXO, Inc. (1)	22	474
RB Global, Inc.	7	793
RBC Bearings, Inc. (1)	1	408
Regal Rexnord Corp.	3	411
Republic Services, Inc. – Class A	9	2,143
Robert Half, Inc.	5	188
Rockwell Automation, Inc.	88	29,073
RTX Corp.	57	8,381
Ryder System, Inc.	101	16,095
Safran SA	511	166,778
Saia, Inc. (1)	1	313
Schneider National, Inc. – Class B	3	64
Science Applications International Corp.	71	8,031
Sensata Technologies Holding Plc	6	187
Siemens AG	210	54,040
Simpson Manufacturing Co., Inc.	2	267
SiteOne Landscape Supply, Inc. (1)	1	170
Snap-on, Inc.	40	12,599
Southwest Airlines Co.	1,349	43,770
Spirit AeroSystems Holdings, Inc. – Class A (1)	5	181
SS&C Technologies Holdings, Inc.	9	751
StandardAero, Inc. (1)	4	135
Stanley Black & Decker, Inc.	719	48,706
Tetra Tech, Inc.	9	335
Textron, Inc.	285	22,860
Timken Co.	3	186
Toro Co.	4	302
Trane Technologies Plc	150	65,734
TransDigm Group, Inc.	2	2,976
TransUnion	8	743
Trex Co., Inc. (1)	5	249
U-Haul Holding Co. (1)(3)	0	24
U-Haul Holding Co. – Class B	3	138
Union Pacific Corp.	447	102,770
United Airlines Holdings, Inc. (1)	168	13,351
United Parcel Service, Inc. – Class B	1,736	175,281
United Rentals, Inc.	3	2,095
Upwork, Inc. (1)	232	3,121
Valmont Industries, Inc.	1	290
Veralto Corp.	6	638
Verisk Analytics, Inc. – Class A	2	748
Vertiv Holdings Co. – Class A	931	119,602
Watsco, Inc.	1	659
WESCO International, Inc.	334	61,921
Westinghouse Air Brake Technologies Corp.	7	1,523
WillScot Holdings Corp. – Class A	6	160
Woodward, Inc.	3	623
WW Grainger, Inc. (3)	0	265
XPO, Inc. (1)	4	493
Xylem, Inc.	10	1,350

Total Industrials		3,058,709

The accompanying notes are an integral part of these financial statements.

467

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Information Technology – 12.90%
Accenture Plc – Class A	594	$177,438
Adobe, Inc. (1)	29	11,367
Advanced Micro Devices, Inc. (1)	167	23,749
Akamai Technologies, Inc. (1)	6	491
Allegro MicroSystems, Inc. (1)	6	190
Amdocs Ltd.	190	17,375
Amkor Technology, Inc.	223	4,686
Analog Devices, Inc.	21	5,066
ANSYS, Inc. (1)	4	1,321
Apple, Inc.	799	163,986
Applied Materials, Inc.	277	50,647
Arrow Electronics, Inc. (1)	93	11,802
ASML Holding NV	151	121,096
Aurora Innovation, Inc. – Class A (1)	42	221
Avnet, Inc.	110	5,821
BILL Holdings, Inc. (1)	3	159
Broadcom, Inc.	732	201,838
CCC Intelligent Solutions Holdings, Inc. (1)	23	220
CDW Corp.	5	935
Ciena Corp. (1)	1,115	90,721
Cirrus Logic, Inc. (1)	72	7,549
Cisco Systems, Inc.	607	42,096
Cognex Corp.	7	231
Cognizant Technology Solutions Corp. – Class A	988	77,097
Coherent Corp. (1)	6	528
Corning, Inc.	33	1,761
Crane NXT Co.	47	2,539
Dell Technologies, Inc. – Class C	203	24,884
Docusign, Inc. – Class A (1)	2	164
Dolby Laboratories, Inc. – Class A	3	205
Dropbox, Inc. – Class A (1)	340	9,712
DXC Technology Co. (1)	175	2,675
Entegris, Inc.	983	79,265
EPAM Systems, Inc. (1)	2	412
F5, Inc. (1)	2	727
Fair Isaac Corp. (1)(3)	0	303
First Solar, Inc. (1)	4	721
Flex Ltd. (1)	354	17,659
Gen Digital, Inc.	233	6,850
GlobalFoundries, Inc. (1)	4	172
Globant SA (1)	2	152
Hewlett Packard Enterprise Co.	528	10,803
HP, Inc.	616	15,079
Informatica, Inc. – Class A (1)	4	91
Ingram Micro Holding Corp.	1	23
Intel Corp.	907	20,322
International Business Machines Corp.	40	11,766
Intuit, Inc.	235	184,888
IPG Photonics Corp. (1)	1	74
Jabil, Inc.	107	23,265
Juniper Networks, Inc.	14	566
Keysight Technologies, Inc. (1)	7	1,209
Kyndryl Holdings, Inc. (1)	9	389
Lam Research Corp.	1,219	118,682
Lattice Semiconductor Corp. (1)	1	40
Littelfuse, Inc.	284	64,335
Lumentum Holdings, Inc. (1)	3	259

	Shares (000s)	Value (000s)
MACOM Technology Solutions Holdings, Inc. (1)	2	$292
Marvell Technology, Inc.	34	2,670
Microchip Technology, Inc.	1,341	94,355
Micron Technology, Inc.	48	5,908
Microsoft Corp.	614	305,499
MicroStrategy, Inc. – Class A (1)	10	4,048
MKS, Inc.	3	280
MongoDB, Inc. – Class A (1)	3	643
Motorola Solutions, Inc.	4	1,739
nCino, Inc. (1)	4	110
NetApp, Inc.	5	569
Nice Ltd. – ADR (1)	603	101,896
Nutanix, Inc. – Class A (1)	8	625
NXP Semiconductors NV	544	118,911
Okta, Inc. – Class A (1)	4	411
ON Semiconductor Corp. (1)	18	948
Onto Innovation, Inc. (1)	2	165
Oracle Corp.	454	99,335
Pegasystems, Inc.	2	135
PTC, Inc. (1)	5	780
Pure Storage, Inc. – Class A (1)	2	96
Qorvo, Inc. (1)	4	339
QUALCOMM, Inc.	1,379	219,601
Ralliant Corp. (1)	496	24,054
Roper Technologies, Inc.	5	2,611
Rubrik, Inc. – Class A (1)	2	150
SailPoint, Inc. (1)	3	59
Salesforce, Inc.	204	55,658
Samsung Electronics Co. Ltd.	741	32,789
Sandisk Corp. (1)	42	1,906
SentinelOne, Inc. – Class A (1)	3	64
Skyworks Solutions, Inc.	73	5,460
Super Micro Computer, Inc. (1)	12	585
Synopsys, Inc. (1)	1	416
TD SYNNEX Corp.	90	12,235
TE Connectivity Plc	56	9,466
Teledyne Technologies, Inc. (1)	2	1,022
Teradata Corp. (1)	3	70
Teradyne, Inc.	7	620
Texas Instruments, Inc.	1,814	376,634
Trimble, Inc. (1)	10	777
Twilio, Inc. – Class A (1)	5	626
Tyler Technologies, Inc. (1)(3)	0	169
UiPath, Inc. – Class A (1)	19	239
Unity Software, Inc. (1)	13	310
Universal Display Corp.	2	291
VeriSign, Inc.	3	991
Vontier Corp.	7	255
Western Digital Corp.	122	7,829
Zebra Technologies Corp. – Class A (1)	2	672
Zoom Communications, Inc. – Class A (1)	125	9,714

Total Information Technology		3,121,649

Materials – 3.55%
Air Products & Chemicals, Inc.	329	92,714
Albemarle Corp.	5	329
Alcoa Corp.	11	332
Amcor Plc	98	897
Anglogold Ashanti Plc	19	865

The accompanying notes are an integral part of these financial statements.

468

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
AptarGroup, Inc.	3	$439
Ashland, Inc.	2	96
Avery Dennison Corp.	3	586
Axalta Coating Systems Ltd. (1)	2,408	71,485
Ball Corp.	12	680
Cabot Corp.	121	9,045
Carpenter Technology Corp.	2	470
Celanese Corp. – Class A	5	265
CF Industries Holdings, Inc.	753	69,263
Cleveland-Cliffs, Inc. (1)	14	107
Corteva, Inc.	29	2,187
CRH Plc	814	74,758
Crown Holdings, Inc.	5	511
Dow, Inc.	30	804
DuPont de Nemours, Inc.	920	63,097
Eagle Materials, Inc.	1	268
Eastman Chemical Co.	102	7,626
Ecolab, Inc.	413	111,156
Element Solutions, Inc.	10	227
FMC Corp.	6	234
Freeport-McMoRan, Inc.	61	2,660
Graphic Packaging Holding Co.	264	5,557
Huntsman Corp.	8	82
International Flavors & Fragrances, Inc.	11	808
International Paper Co.	1,183	55,377
Knife River Corp. (1)	695	56,742
Linde Plc	346	162,285
Louisiana-Pacific Corp.	3	232
LyondellBasell Industries NV – Class A	72	4,148
Magnera Corp. (1)	16	197
Martin Marietta Materials, Inc.	3	1,412
Mosaic Co.	14	494
MP Materials Corp. (1)	5	172
NewMarket Corp.	16	11,022
Newmont Corp.	306	17,825
Nucor Corp.	10	1,276
Olin Corp.	5	107
Packaging Corp. of America	4	714
PPG Industries, Inc.	10	1,109
Reliance, Inc.	2	711
Royal Gold, Inc.	3	501
RPM International, Inc.	5	599
Scotts Miracle-Gro Co.	2	125
Sealed Air Corp.	5	166
Sherwin-Williams Co.	1	321
Silgan Holdings, Inc.	4	221
Smurfit WestRock Plc	22	964
Sonoco Products Co.	5	202
Southern Copper Corp.	4	355
Steel Dynamics, Inc.	45	5,779
Vulcan Materials Co.	6	1,479
West Fraser Timber Co. Ltd.	212	15,558
Westlake Corp.	2	118

Total Materials		857,759

Real Estate – 2.73%
Agree Realty Corp.	5	355
Alexandria Real Estate Equities, Inc.	7	534
American Assets Trust, Inc.	216	4,262
American Homes 4 Rent – Class A	15	529

	Shares (000s)	Value (000s)
Americold Realty Trust, Inc.	13	$212
AvalonBay Communities, Inc.	6	1,242
Brandywine Realty Trust	330	1,417
Brixmor Property Group, Inc.	13	348
BXP, Inc.	7	458
Camden Property Trust	5	520
CBRE Group, Inc. – Class A (1)	11	1,591
CoStar Group, Inc. (1)	16	1,262
Cousins Properties, Inc.	293	8,787
Crown Castle, Inc.	19	1,912
CubeSmart	10	413
Digital Realty Trust, Inc.	14	2,523
EastGroup Properties, Inc.	2	380
EPR Properties	3	200
Equinix, Inc.	4	3,357
Equity LifeStyle Properties, Inc.	8	501
Equity Residential	929	62,701
Essex Property Trust, Inc.	3	775
Extra Space Storage, Inc.	9	1,332
Federal Realty Investment Trust	4	366
First Industrial Realty Trust, Inc.	5	264
Gaming & Leisure Properties, Inc.	11	528
Healthcare Realty Trust, Inc. – Class A	14	223
Healthpeak Properties, Inc.	30	521
Highwoods Properties, Inc.	5	144
Host Hotels & Resorts, Inc.	701	10,766
Howard Hughes Holdings, Inc. (1)	2	109
Invitation Homes, Inc.	26	861
Iron Mountain, Inc.	13	1,291
Jones Lang LaSalle, Inc. (1)	1	373
Kilroy Realty Corp.	5	173
Kimco Realty Corp.	29	603
Lineage, Inc.	3	121
Medical Properties Trust, Inc.	21	92
Mid-America Apartment Communities, Inc.	404	59,838
Millrose Properties, Inc.	43	1,218
National Storage Affiliates Trust	3	92
NNN REIT, Inc.	8	346
Omega Healthcare Investors, Inc.	181	6,644
Outfront Media, Inc.	358	5,841
Park Hotels & Resorts, Inc.	9	95
Prologis, Inc.	831	87,340
Public Storage	426	124,891
Rayonier, Inc.	959	21,267
Realty Income Corp.	38	2,207
Regency Centers Corp.	8	552
Rexford Industrial Realty, Inc.	656	23,343
SBA Communications Corp. – Class A	281	65,951
Simon Property Group, Inc.	11	1,738
STAG Industrial, Inc.	8	293
Sun Communities, Inc.	64	8,084
UDR, Inc.	13	547
Ventas, Inc.	19	1,182
VICI Properties, Inc. – Class A	2,744	89,465
Vornado Realty Trust	8	300
Welltower, Inc.	28	4,321
Weyerhaeuser Co.	1,666	42,805
WP Carey, Inc.	9	580
Zillow Group, Inc. – Class A (1)	2	147

The accompanying notes are an integral part of these financial statements.

469

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Zillow Group, Inc. – Class C (1)	7	$498

Total Real Estate		661,631

Utilities – 3.36%
AES Corp.	32	334
Alliant Energy Corp.	11	666
Ameren Corp.	550	52,785
American Electric Power Co., Inc.	23	2,381
American Water Works Co., Inc.	8	1,162
Atmos Energy Corp.	7	1,046
Brookfield Renewable Corp.	6	204
CenterPoint Energy, Inc.	2,682	98,546
Clearway Energy, Inc. – Class A	1	45
Clearway Energy, Inc. – Class C	3	112
CMS Energy Corp.	13	884
Consolidated Edison, Inc.	15	1,552
Constellation Energy Corp.	13	4,337
Dominion Energy, Inc.	583	32,972
DTE Energy Co.	9	1,177
Duke Energy Corp.	33	3,938
Edison International	16	844
Entergy Corp.	1,266	105,249
Essential Utilities, Inc.	12	442
Evergy, Inc.	10	681
Eversource Energy	16	1,003
Exelon Corp.	43	1,883
FirstEnergy Corp.	24	948
IDACORP, Inc. – Class Rights	2	286
MDU Resources Group, Inc.	5,391	89,868
National Fuel Gas Co.	131	11,118
NextEra Energy, Inc.	488	33,861
NiSource, Inc.	20	814
NRG Energy, Inc.	132	21,213
OGE Energy Corp.	9	382
PG&E Corp.	247	3,443
Pinnacle West Capital Corp.	1,031	92,252
PPL Corp.	32	1,076
Public Service Enterprise Group, Inc.	21	1,803
Sempra	479	36,316
Southern Co.	986	90,531
Talen Energy Corp. (1)	2	566
UGI Corp.	313	11,408
WEC Energy Group, Inc.	14	1,428
Xcel Energy, Inc.	1,536	104,620

Total Utilities		814,176

Total Common Stocks (Cost: $17,423,250)		23,489,412

CONVERTIBLE PREFERRED STOCKS – 0.10%
Industrials – 0.07%
Boeing Co., 6.00%	262	17,836

Total Industrials		17,836

Utilities – 0.03%
NextEra Energy, Inc., 6.93%	167	6,623

Total Utilities		6,623

Total Convertible Preferred Stocks (Cost: $20,819)		24,459

	Shares (000s)		Value (000s)
PREFERRED STOCKS – 0.08%
Consumer Discretionary – 0.08%
Volkswagen AG		183	$19,316

Total Consumer Discretionary			19,316

Total Preferred Stocks (Cost: $26,668)			19,316

SHORT-TERM INVESTMENTS – 2.50%
Money Market Funds – 2.46%
Goldman Sachs Financial Square Government Fund – Class I, 4.21% (4)		594,545	594,545

Total Money Market Funds (Cost: $594,545)			594,545

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.04%
ANZ, London, 3.83% due 07/01/2025		$542	542
Citibank, London, 1.11% due 07/01/2025	EUR	3,551	4,182
Citibank, London, 3.42% due 07/01/2025	GBP	2	2
Citibank, New York, 3.83% due 07/01/2025		$202	202
JP Morgan, New York, 3.83% due 07/01/2025		752	752
Royal Bank of Canada, Toronto, 1.80% due 07/02/2025 (3)	CAD	0	0
Royal Bank of Canada, Toronto, 3.83% due 07/01/2025		$4,415	4,415
Skandinaviska Enskilda Banken AB, Stockholm, -0.31% due 07/01/2025 (3)	CHF	0	0
Skandinaviska Enskilda Banken AB, Stockholm, 1.05% due 07/01/2025 (3)	SEK	0	0

Total Time Deposits (Cost: $10,095)			10,095

Total Short-Term Investments (Cost: $604,640)			604,640

TOTAL INVESTMENTS IN SECURITIES – 99.76% (Cost: $18,075,377)			24,137,827

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.24%			57,816

TOTAL NET ASSETS – 100.00%			$24,195,643

The accompanying notes are an integral part of these financial statements.

470

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

CAD Canadian Dollar

CHF Swiss Franc

EUR Euro

GBP British Pound

SEK Swedish Krona

(1)	Non-income producing security.

(2)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $–, which represents 0.00% of total net assets.

(3)	A zero balance may reflect actual amounts rounding to less than one thousand.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
52	E-mini Russell 1000 Future	Sep. 2025	$4,888	$5,005	$117

					$117

The accompanying notes are an integral part of these financial statements.

471

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

June 30, 2025

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.36%
Communication Services – 9.35%
Alphabet, Inc. – Class A	723	$127,381
Alphabet, Inc. – Class C	326	57,770
AT&T, Inc.	144	4,180
Comcast Corp. – Class A	484	17,275
Electronic Arts, Inc.	130	20,763
Fox Corp. – Class B	42	2,171
Live Nation Entertainment, Inc. (1)	13	1,947
Meta Platforms, Inc. – Class A	270	199,249
Netflix, Inc. (1)	73	97,120
Spotify Technology SA (1)	14	10,539
T-Mobile U.S., Inc.	95	22,743
Trade Desk, Inc. – Class A (1)	20	1,449
Walt Disney Co.	313	38,863
Warner Music Group Corp. – Class A	444	12,091

Total Communication Services		613,541

Consumer Discretionary – 8.56%
Airbnb, Inc. – Class A (1)	12	1,600
Amazon.com, Inc. (1)	996	218,604
Aptiv Plc (1)	298	20,316
Aramark	284	11,896
AutoZone, Inc. (1)(2)	0	709
Booking Holdings, Inc.	5	28,830
Caesars Entertainment, Inc. (1)	60	1,690
Carnival Corp. (1)	1,580	44,421
Chipotle Mexican Grill, Inc. – Class A (1)	204	11,477
Coupang, Inc. – Class A (1)	452	13,540
Darden Restaurants, Inc. (2)	0	1
Domino’s Pizza, Inc.	2	837
DR Horton, Inc.	8	987
eBay, Inc.	30	2,209
General Motors Co.	40	1,987
Hilton Worldwide Holdings, Inc.	8	2,081
Home Depot, Inc.	31	11,455
Las Vegas Sands Corp.	102	4,457
Lennar Corp. – Class A	162	17,908
Lithia Motors, Inc. – Class A	13	4,303
Marriott International, Inc. – Class A	15	4,149
McDonald’s Corp.	7	1,964
MercadoLibre, Inc. (1)	4	11,620
MGM Resorts International (1)	50	1,704
Norwegian Cruise Line Holdings Ltd. (1)	86	1,740
O’Reilly Automotive, Inc. (1)	16	1,403
Pool Corp.	1	363
PulteGroup, Inc.	3	306
Ralph Lauren Corp. – Class A	1	312
Ross Stores, Inc.	80	10,146
SharkNinja, Inc. (1)	38	3,756
Starbucks Corp.	78	7,105
Tesla, Inc. (1)	71	22,458
TJX Companies, Inc.	307	37,852
TopBuild Corp. (1)	44	14,205
United Parks & Resorts, Inc. (1)	338	15,937
Wynn Resorts Ltd.	294	27,542

Total Consumer Discretionary		561,870

Consumer Staples – 3.76%
Altria Group, Inc.	29	1,713

	Shares (000s)	Value (000s)
BJ’s Wholesale Club Holdings, Inc. (1)	65	$6,984
Coca-Cola Co.	421	29,792
Colgate-Palmolive Co.	5	435
Constellation Brands, Inc. – Class A	16	2,632
Costco Wholesale Corp.	4	3,941
Dollar General Corp.	15	1,724
Dollar Tree, Inc. (1)	60	5,984
Hormel Foods Corp.	83	2,509
Keurig Dr Pepper, Inc.	904	29,896
Kimberly-Clark Corp.	24	3,093
Kroger Co.	4	252
Lamb Weston Holdings, Inc.	25	1,279
McCormick & Co., Inc.	238	18,078
Mondelez International, Inc. – Class A	57	3,817
Monster Beverage Corp. (1)	80	5,024
Philip Morris International, Inc.	184	33,572
Procter & Gamble Co.	225	35,852
Walmart, Inc.	618	60,426

Total Consumer Staples		247,003

Energy – 4.11%
Baker Hughes Co. – Class A	187	7,163
Chevron Corp.	277	39,631
ConocoPhillips	13	1,199
Devon Energy Corp.	79	2,517
Enbridge, Inc.	540	24,471
EOG Resources, Inc.	27	3,262
EQT Corp.	241	14,038
Exxon Mobil Corp.	655	70,589
Halliburton Co.	137	2,788
Hess Corp.	85	11,813
Kinder Morgan, Inc.	688	20,236
Marathon Petroleum Corp.	9	1,504
ONEOK, Inc.	1	97
Permian Resources Corp. – Class A	1,251	17,037
Phillips 66	207	24,753
Plains GP Holdings LP – Class A (1)	911	17,691
Schlumberger NV	248	8,392
Targa Resources Corp.	5	833
Valero Energy Corp.	6	813
Williams Companies, Inc.	10	610

Total Energy		269,437

Financials – 15.76%
Affirm Holdings, Inc. – Class A (1)	103	7,097
Aflac, Inc.	7	698
Allstate Corp.	105	21,075
American Express Co.	76	24,374
American International Group, Inc.	249	21,334
Ameriprise Financial, Inc. (2)	0	53
Aon Plc – Class A	2	861
Ares Management Corp. – Class A	35	6,057
Arthur J. Gallagher & Co. (2)	0	89
Axis Capital Holdings Ltd.	127	13,222
Bank of America Corp.	1,905	90,150
Berkshire Hathaway, Inc. – Class B (1)	179	87,049
Blackrock, Inc.	8	8,049
Blackstone, Inc. – Class A	7	987
Block, Inc. – Class A (1)	664	45,099
Brown & Brown, Inc.	10	1,118

The accompanying notes are an integral part of these financial statements.

472

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Capital One Financial Corp.	144	$30,631
Charles Schwab Corp.	148	13,480
Chubb Ltd.	57	16,503
Citigroup, Inc.	27	2,281
Citizens Financial Group, Inc.	74	3,316
CME Group, Inc. – Class A	44	12,264
Comerica, Inc.	257	15,313
FactSet Research Systems, Inc.	3	1,194
Fidelity National Information Services, Inc.	394	32,069
Fifth Third Bancorp	50	2,072
Fiserv, Inc. (1)	172	29,692
Globe Life, Inc.	34	4,227
Goldman Sachs Group, Inc.	8	5,502
Hartford Insurance Group, Inc.	77	9,783
Intercontinental Exchange, Inc.	126	23,141
Jefferies Financial Group, Inc.	413	22,583
JP Morgan Chase & Co.	306	88,768
KeyCorp	103	1,803
M&T Bank Corp.	69	13,442
MarketAxess Holdings, Inc.	7	1,554
Marsh & McLennan Companies, Inc.	20	4,271
Mastercard, Inc. – Class A	101	56,919
Moody’s Corp.	2	1,049
MSCI, Inc. – Class A	1	716
PayPal Holdings, Inc. (1)	44	3,306
PNC Financial Services Group, Inc.	11	2,004
Progressive Corp.	96	25,501
Prudential Financial, Inc.	21	2,228
Raymond James Financial, Inc.	14	2,217
Regions Financial Corp.	50	1,181
S&P Global, Inc.	3	1,392
SLM Corp.	863	28,289
State Street Corp.	2	173
Tradeweb Markets, Inc. – Class A	80	11,711
Travelers Companies, Inc.	127	33,996
Truist Financial Corp.	37	1,610
US Bancorp	231	10,456
Visa, Inc. – Class A	319	113,296
Wells Fargo & Co.	469	37,588
Western Alliance Bancorp	201	15,683
Willis Towers Watson Plc	72	22,139
WR Berkley Corp.	21	1,517

Total Financials		1,034,172

Healthcare – 8.29%
Abbott Laboratories	44	6,025
AbbVie, Inc.	168	31,235
Agilent Technologies, Inc.	13	1,490
Amgen, Inc.	18	5,098
Argenx SE – ADR (1)	14	7,956
Avantor, Inc. (1)	801	10,781
Biogen, Inc. (1)	12	1,449
Boston Scientific Corp. (1)	11	1,179
Bristol Myers Squibb Co.	63	2,901
Cencora, Inc. – Class A (2)	0	113
Charles River Laboratories International, Inc. (1)	11	1,638
Cigna Group	61	20,277
Danaher Corp.	55	10,897

	Shares (000s)	Value (000s)
DaVita, Inc. (1)	9	$1,303
DexCom, Inc. (1)	15	1,334
Edwards Lifesciences Corp. (1)	50	3,896
Elanco Animal Health, Inc. (1)	1,621	23,144
Elevance Health, Inc.	64	24,792
Eli Lilly & Co.	102	79,801
GE HealthCare Technologies, Inc.	17	1,256
Gilead Sciences, Inc.	25	2,717
HCA Healthcare, Inc.	2	829
Hologic, Inc. (1)	27	1,787
Humana, Inc.	16	3,816
IDEXX Laboratories, Inc. (1)	1	521
Incyte Corp. (1)	27	1,857
Intuitive Surgical, Inc. (1)	69	37,708
IQVIA Holdings, Inc. (1)	13	2,122
Johnson & Johnson	220	33,604
Labcorp Holdings, Inc.	2	611
McKesson Corp.	3	2,174
Medtronic Plc	320	27,922
Merck & Co., Inc.	408	32,258
Mettler-Toledo International, Inc. (1)	1	1,487
Moderna, Inc. (1)	46	1,281
Natera, Inc. (1)	59	9,983
Penumbra, Inc. (1)	13	3,211
Pfizer, Inc.	141	3,420
Regeneron Pharmaceuticals, Inc.	7	3,881
ResMed, Inc.	4	1,000
Sanofi SA – ADR	474	22,915
Solventum Corp. (1)	6	448
Sonova Holding AG – ADR	92	5,468
Stryker Corp.	124	48,916
Thermo Fisher Scientific, Inc.	15	5,886
UnitedHealth Group, Inc.	125	39,055
Vertex Pharmaceuticals, Inc. (1)	15	6,776
Viatris, Inc.	135	1,210
West Pharmaceutical Services, Inc.	16	3,501
Zoetis, Inc. – Class A	5	797

Total Healthcare		543,726

Industrials – 10.19%
3M Co.	24	3,600
AECOM	254	28,641
AerCap Holdings NV	115	13,481
Amentum Holdings, Inc. (1)	5	121
Automatic Data Processing, Inc.	112	34,462
Boeing Co. (1)	201	42,020
BWX Technologies, Inc.	215	31,037
CACI International, Inc. – Class A (1)	76	36,415
Canadian Pacific Kansas City Ltd.	131	10,353
Carrier Global Corp.	42	3,056
Caterpillar, Inc.	16	6,397
Cintas Corp.	6	1,286
Copart, Inc. (1)	32	1,585
CSX Corp.	41	1,336
Cummins, Inc. (2)	0	66
Dayforce, Inc. (1)	148	8,179
Deere & Co.	6	2,996
Delta Air Lines, Inc.	41	2,038
Dover Corp.	3	581
Eaton Corp. Plc	128	45,597

The accompanying notes are an integral part of these financial statements.

473

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Emerson Electric Co.	182	$24,319
Equifax, Inc.	44	11,332
Everus Construction Group, Inc. (1)	541	34,401
Expeditors International of Washington, Inc.	21	2,431
Fastenal Co.	3	134
Fortive Corp.	182	9,501
GE Vernova, Inc.	2	1,301
General Dynamics Corp. (2)	0	81
General Electric Co.	16	3,998
Honeywell International, Inc.	174	40,509
Howmet Aerospace, Inc.	95	17,724
Hubbell, Inc. – Class B	5	1,898
Illinois Tool Works, Inc.	21	5,187
Ingersoll Rand, Inc.	133	11,038
Jacobs Solutions, Inc.	85	11,109
JB Hunt Transport Services, Inc.	88	12,581
Johnson Controls International Plc	361	38,155
L3Harris Technologies, Inc.	8	1,977
Leidos Holdings, Inc.	23	3,584
Lockheed Martin Corp.	5	2,181
Norfolk Southern Corp.	7	1,772
Northrop Grumman Corp.	6	2,995
Old Dominion Freight Line, Inc.	77	12,500
Otis Worldwide Corp.	10	955
PACCAR, Inc.	7	682
Parker-Hannifin Corp. (2)	0	341
Paychex, Inc.	12	1,785
Pentair Plc	21	2,165
Quanta Services, Inc.	11	4,286
Republic Services, Inc. – Class A	4	924
Rockwell Automation, Inc.	1	463
Rollins, Inc.	22	1,269
RTX Corp.	207	30,161
Trane Technologies Plc	6	2,802
Uber Technologies, Inc. (1)	14	1,327
U-Haul Holding Co. – Class B	58	3,167
Union Pacific Corp.	44	10,150
Vertiv Holdings Co. – Class A	309	39,667
Waste Management, Inc.	134	30,576
WESCO International, Inc.	74	13,677
Westinghouse Air Brake Technologies Corp. (2)	0	1

Total Industrials		668,353

Information Technology – 29.28%
Accenture Plc – Class A	7	2,219
Adobe, Inc. (1)	23	8,967
Advanced Micro Devices, Inc. (1)	89	12,564
Akamai Technologies, Inc. (1)	14	1,153
Amphenol Corp. – Class A	363	35,825
Analog Devices, Inc.	7	1,696
ANSYS, Inc. (1)	6	2,017
Apple, Inc.	1,282	262,958
Applied Materials, Inc.	7	1,332
AppLovin Corp. – Class A (1)	35	12,373
Arista Networks, Inc. (1)	129	13,157
ASML Holding NV – Class REG	49	39,033
Atlassian Corp. – Class A (1)	23	4,625
Autodesk, Inc. (1)	13	4,082

	Shares (000s)	Value (000s)
Broadcom, Inc.	544	$149,967
Cadence Design Systems, Inc. (1)	37	11,317
CDW Corp.	12	2,120
Ciena Corp. (1)	268	21,798
Cisco Systems, Inc.	131	9,101
Cognizant Technology Solutions Corp. – Class A	254	19,844
Corning, Inc.	74	3,873
Dynatrace, Inc. (1)	70	3,873
Entegris, Inc.	484	39,049
Fair Isaac Corp. (1)	7	12,598
First Solar, Inc. (1)	42	6,997
Fortinet, Inc. (1)	24	2,527
Gen Digital, Inc.	47	1,382
Hewlett Packard Enterprise Co.	8	156
HubSpot, Inc. (1)	15	8,195
Intel Corp.	65	1,459
Intuit, Inc.	73	57,273
KLA Corp.	6	5,074
Lam Research Corp.	80	7,750
Lattice Semiconductor Corp. (1)	123	6,022
Littelfuse, Inc.	75	17,066
Microchip Technology, Inc.	432	30,375
Micron Technology, Inc.	37	4,587
Microsoft Corp.	939	467,303
Motorola Solutions, Inc.	2	772
Nice Ltd. – ADR (1)	159	26,871
NVIDIA Corp.	2,355	371,987
NXP Semiconductors NV	6	1,317
ON Semiconductor Corp. (1)	44	2,315
Oracle Corp.	276	60,264
Palantir Technologies, Inc. – Class A (1)	25	3,453
Palo Alto Networks, Inc. (1)	65	13,349
QUALCOMM, Inc.	181	28,775
Ralliant Corp. (1)	61	2,946
Salesforce, Inc.	42	11,382
ServiceNow, Inc. (1)	28	28,450
Shopify, Inc. – Class A (1)	150	17,250
Synopsys, Inc. (1)	55	28,292
TE Connectivity Plc	7	1,242
Teledyne Technologies, Inc. (1)	4	2,243
Teradyne, Inc.	16	1,425
Texas Instruments, Inc.	99	20,478
Trimble, Inc. (1)	22	1,669
VeriSign, Inc.	14	3,956

Total Information Technology		1,920,143

Materials – 3.65%
Air Products & Chemicals, Inc.	100	28,112
Albemarle Corp.	22	1,383
Amcor Plc	252	2,313
Axalta Coating Systems Ltd. (1)	605	17,969
Ball Corp.	55	3,085
Corteva, Inc.	8	603
CRH Plc	348	31,961
Crown Holdings, Inc.	129	13,306
Dow, Inc.	222	5,885
DuPont de Nemours, Inc.	291	19,969
Ecolab, Inc.	75	20,326
Freeport-McMoRan, Inc.	10	441

The accompanying notes are an integral part of these financial statements.

474

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
International Flavors & Fragrances, Inc.	15	$1,125
Knife River Corp. (1)	266	21,685
Linde Plc	62	29,252
Newmont Corp.	63	3,644
Nucor Corp.	9	1,127
PPG Industries, Inc.	39	4,463
Sherwin-Williams Co.	36	12,377
Vulcan Materials Co.	78	20,325

Total Materials		239,351

Real Estate – 2.34%
Alexandria Real Estate Equities, Inc.	29	2,088
American Tower Corp.	122	26,872
AvalonBay Communities, Inc.	5	985
BXP, Inc.	22	1,482
CBRE Group, Inc. – Class A (1)	1	147
CoStar Group, Inc. (1)	23	1,870
Crown Castle, Inc.	28	2,895
Digital Realty Trust, Inc.	10	1,771
Equinix, Inc.	2	1,762
Equity Residential	82	5,529
Extra Space Storage, Inc.	9	1,265
Host Hotels & Resorts, Inc.	162	2,496
Howard Hughes Holdings, Inc. (1)	33	2,258
Iron Mountain, Inc.	10	1,023
Mid-America Apartment Communities, Inc.	92	13,638
Prologis, Inc.	247	25,912
Public Storage	65	18,984
Realty Income Corp.	21	1,187
SBA Communications Corp. – Class A	73	17,101
Simon Property Group, Inc.	10	1,653
VICI Properties, Inc. – Class A	687	22,402

Total Real Estate		153,320

Utilities – 3.07%
Alliant Energy Corp.	44	2,673
Ameren Corp.	15	1,435
American Electric Power Co., Inc.	34	3,551
Atmos Energy Corp.	17	2,659
CenterPoint Energy, Inc.	721	26,474
Consolidated Edison, Inc.	35	3,473
Constellation Energy Corp.	19	6,015
DTE Energy Co.	2	287
Duke Energy Corp.	22	2,643
Entergy Corp.	559	46,489

	Shares (000s)	Value (000s)
Eversource Energy	70	$4,470
Exelon Corp.	79	3,446
FirstEnergy Corp.	100	4,030
MDU Resources Group, Inc.	1,390	23,177
NextEra Energy, Inc.	81	5,620
NiSource, Inc.	6	247
Pinnacle West Capital Corp.	306	27,420
PPL Corp.	46	1,565
Sempra	45	3,412
Southern Co.	41	3,772
WEC Energy Group, Inc.	17	1,754
Xcel Energy, Inc.	396	26,971

Total Utilities		201,583

Total Common Stocks (Cost: $4,582,216)		6,452,499

SHORT-TERM INVESTMENTS – 1.43%
Money Market Funds – 1.41%
Goldman Sachs Financial Square Government Fund – Class I, 4.21% (3)	92,968	92,968

Total Money Market Funds (Cost: $92,968)		92,968

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.02%
Royal Bank of Canada, Toronto, 3.83% due 07/01/2025	$1,090	1,090

Total Time Deposits (Cost: $1,090)		1,090

Total Short-Term Investments (Cost: $94,058)		94,058

TOTAL INVESTMENTS IN SECURITIES – 99.79% (Cost: $4,676,274)		6,546,557

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.21%		14,077

TOTAL NET ASSETS – 100.00%		$6,560,634

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

475

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2025

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.79%
Communication Services – 4.73%
Altice USA, Inc. – Class A (1)	8	$17
Anterix, Inc. (1)	3	69
Arena Group Holdings, Inc. (1)	2	14
AST SpaceMobile, Inc. – Class A (1)	31	1,451
Atlanta Braves Holdings, Inc. – Class A (1)	2	83
Atlanta Braves Holdings, Inc. – Class C (1)	9	444
Bandwidth, Inc. – Class A (1)	1	23
Boston Omaha Corp. – Class A (1)(2)	0	3
Bumble, Inc. – Class A (1)	2	11
Cardlytics, Inc. (1)	1	1
Cargurus, Inc. – Class A (1)	17	574
Cinemark Holdings, Inc.	22	669
Cogent Communications Holdings, Inc.	9	453
CuriosityStream, Inc.	6	34
DoubleVerify Holdings, Inc. – Class Rights (1)	13	190
Electronic Arts, Inc.	89	14,262
Emerald Holding, Inc.	2	11
Entravision Communications Corp. – Class A	2	5
EverQuote, Inc. – Class A (1)	6	137
fuboTV, Inc. (1)	69	267
Gambling.com Group Ltd. (1)	3	40
Gannett Co., Inc. (1)	26	92
Globalstar, Inc. (1)	10	245
Gogo, Inc. (1)	14	208
Golden Matrix Group, Inc. (1)	4	7
Grindr, Inc. (1)	7	159
Ibotta, Inc. – Class A (1)	3	99
IDT Corp. – Class B	3	180
IMAX Corp. (1)	9	253
Integral Ad Science Holding Corp. (1)	2	20
Iridium Communications, Inc. (2)	0	15
John Wiley & Sons, Inc. – Class A	206	9,196
Liberty Broadband Corp. – Class A (1)	1	84
Liberty Broadband Corp. – Class C (1)	4	438
Liberty Media Corp.-Liberty Formula One – Class A (1)	2	142
Liberty Media Corp.-Liberty Formula One – Class C (1)	481	50,226
Live Nation Entertainment, Inc. (1)	485	73,302
LiveOne, Inc. (1)	1	1
Lumen Technologies, Inc. (1)	175	766
Madison Square Garden Entertainment Corp. – Class A (1)	8	327
Magnite, Inc. (1)	29	702
MediaAlpha, Inc. – Class A (1)	7	76
Nexstar Media Group, Inc. – Class A (2)	0	28
Pinterest, Inc. – Class A (1)	57	2,052
Playtika Holding Corp.	3	12
QuinStreet, Inc. (1)	11	181
Reddit, Inc. – Class A (1)	163	24,563
ROBLOX Corp. – Class A (1)	545	57,371
Roku, Inc. – Class A (1)	3	284
Rumble, Inc. (1)	4	34
Spotify Technology SA (1)	112	86,114
Stagwell, Inc. – Class A (1)	23	105
Take-Two Interactive Software, Inc. (1)	281	68,185
TechTarget, Inc. (1)	1	6

	Shares (000s)	Value (000s)
Thryv Holdings, Inc. (1)	8	$97
TKO Group Holdings, Inc. – Class A	122	22,136
Trade Desk, Inc. – Class A (1)	372	26,786
Travelzoo (1)	1	15
TripAdvisor, Inc. (1)	12	151
Trump Media & Technology Group Corp. (1)	11	196
Vimeo, Inc. (1)	13	55
Vivid Seats, Inc. – Class A (1)	10	16
VTEX – Class A (1)	12	77
Yelp, Inc. – Class A (1)	13	439
ZipRecruiter, Inc. – Class A (1)	15	73

Total Communication Services		444,272

Consumer Discretionary – 11.37%
1stdibs.com, Inc. (1)(2)	0	0
Abercrombie & Fitch Co. – Class A (1)	10	811
Academy Sports & Outdoors, Inc.	168	7,550
Accel Entertainment, Inc. – Class A (1)	11	128
Acushnet Holdings Corp.	167	12,125
Adtalem Global Education, Inc. (1)	8	973
Amer Sports, Inc. (1)	243	9,419
American Public Education, Inc. (1)	3	103
Arhaus, Inc. – Class A (1)	11	91
Arko Corp.	1	6
AutoZone, Inc. (1)	11	39,290
Bally’s Corp. (1)	1	13
BARK, Inc. (1)	14	12
Birkenstock Holding Plc (1)	122	6,021
BJ’s Restaurants, Inc. (1)	3	126
Bloomin’ Brands, Inc.	11	93
Boot Barn Holdings, Inc. (1)	187	28,495
Bright Horizons Family Solutions, Inc. (1)	339	41,910
Brinker International, Inc. (1)	9	1,660
Buckle, Inc.	6	281
Build-A-Bear Workshop, Inc.	3	135
Burlington Stores, Inc. (1)	79	18,437
Camping World Holdings, Inc. – Class A	13	215
Carnival Corp. (1)	65	1,842
Carriage Services, Inc. – Class A	3	132
Carvana Co. – Class A (1)	166	55,788
Cava Group, Inc. (1)	434	36,521
Cavco Industries, Inc. (1)	2	692
Champion Homes, Inc. (1)	104	6,488
Cheesecake Factory, Inc.	108	6,775
Chewy, Inc. – Class A (1)	382	16,261
Choice Hotels International, Inc.	1	174
Churchill Downs, Inc.	10	1,044
Coupang, Inc. – Class A (1)	242	7,239
Coursera, Inc. (1)	29	253
Cracker Barrel Old Country Store, Inc.	1	78
Darden Restaurants, Inc.	21	4,673
Dave & Buster’s Entertainment, Inc. (1)	6	170
Deckers Outdoor Corp. (1)	29	3,037
Denny’s Corp. (1)	1	6
Dine Brands Global, Inc.	1	13
Domino’s Pizza, Inc.	84	37,858
DoorDash, Inc. – Class A (1)	234	57,705
Dorman Products, Inc. (1)	6	702
DraftKings, Inc. – Class A (1)	94	4,022
Dream Finders Homes, Inc. – Class A (1)	2	40

The accompanying notes are an integral part of these financial statements.

476

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Duolingo, Inc. – Class A (1)	63	$25,627
Dutch Bros, Inc. – Class A (1)	461	31,550
Ermenegildo Zegna NV	13	107
Etsy, Inc. (1)	171	8,587
European Wax Center, Inc. – Class A (1)	6	32
Everi Holdings, Inc. (1)	18	250
EVgo, Inc. – Class A (1)	4	14
Expedia Group, Inc.	24	3,985
Figs, Inc. – Class A (1)	18	102
First Watch Restaurant Group, Inc. (1)	8	135
Five Below, Inc. (1)	280	36,709
Floor & Decor Holdings, Inc. – Class A (1)	184	13,954
Flutter Entertainment Plc (1)	28	8,059
Fox Factory Holding Corp. (1)	2	55
Frontdoor, Inc. (1)	15	912
Genesco, Inc. (1)(2)	0	3
Genius Sports Ltd. (1)	46	478
Global Business Travel Group I (1)	18	112
Grand Canyon Education, Inc. (1)	101	19,054
Green Brick Partners, Inc. (1)	2	137
Group 1 Automotive, Inc.	1	499
Groupon, Inc. – Class A (1)	5	174
H&R Block, Inc.	4	209
Hanesbrands, Inc. (1)	73	335
Hilton Grand Vacations, Inc. (1)	13	529
Hilton Worldwide Holdings, Inc.	45	12,065
Inspired Entertainment, Inc. (1)	4	36
Installed Building Products, Inc.	90	16,156
Jack in the Box, Inc.	3	59
KinderCare Learning Companies, Inc. (1)	6	65
Kontoor Brands, Inc.	9	614
Krispy Kreme, Inc.	3	8
Kura Sushi USA, Inc. – Class A (1)	1	113
Las Vegas Sands Corp.	61	2,673
Latham Group, Inc. (1)	8	52
Laureate Education, Inc. – Class A (1)	10	225
LCI Industries	1	53
Leslie’s, Inc. (1)	2	1
Life Time Group Holdings, Inc. (1)	758	23,004
Light & Wonder, Inc. (1)	16	1,515
Lincoln Educational Services Corp. (1)	6	139
Lindblad Expeditions Holdings, Inc. (1)	8	89
Lithia Motors, Inc. – Class A	1	197
Livewire Group, Inc. (1)	7	34
Lovesac Co. (1)	2	32
Lululemon Athletica, Inc. (1)	12	2,812
Luminar Technologies, Inc. – Class A (1)	4	13
Marine Products Corp.	1	7
MarineMax, Inc. (1)(2)	0	6
Mister Car Wash, Inc. (1)	18	109
Modine Manufacturing Co. (1)	192	18,867
Monarch Casino & Resort, Inc.	3	234
Murphy USA, Inc.	3	1,389
Nathan’s Famous, Inc. (2)	0	54
Nerdy, Inc. (1)	12	20
Norwegian Cruise Line Holdings Ltd. (1)	78	1,589
Ollie’s Bargain Outlet Holdings, Inc. (1)	293	38,558
On Holding AG – Class A (1)	193	10,062
ONE Group Hospitality, Inc. (1)(2)	0	2
OneSpaWorld Holdings Ltd.	1,043	21,273

	Shares (000s)	Value (000s)
Papa John’s International, Inc.	1	$29
Patrick Industries, Inc.	97	8,970
Peloton Interactive, Inc. – Class A (1)	27	189
Petco Health & Wellness Co., Inc. – Class A (1)	2	6
Planet Fitness, Inc. – Class A (1)	335	36,546
Pool Corp.	20	5,802
Potbelly Corp. (1)	5	59
Pursuit Attractions & Hospitality, Inc. (1)(2)	0	11
Ralph Lauren Corp. – Class A	1	159
RCI Hospitality Holdings, Inc.	1	34
RealReal, Inc. (1)	5	26
Red Rock Resorts, Inc. – Class A	6	291
Restaurant Brands International, Inc.	40	2,621
Revolve Group, Inc. – Class A (1)	8	168
RH (1)	1	101
Ross Stores, Inc.	12	1,563
Royal Caribbean Cruises Ltd.	48	14,881
Rush Street Interactive, Inc. (1)	18	275
Sabre Corp. (1)	20	62
Savers Value Village, Inc. (1)	5	51
Serve Robotics, Inc. (1)	7	75
Shake Shack, Inc. – Class A (1)	8	1,136
SharkNinja, Inc. (1)	102	10,144
Six Flags Entertainment Corp. (1)	16	484
Solid Power, Inc. (1)	3	7
Somnigroup International, Inc.	40	2,689
Sonic Automotive, Inc. – Class A	1	88
Sonos, Inc. (1)	22	242
Sportradar Group AG – Class A (1)	680	19,104
Steven Madden Ltd.	1	34
Stitch Fix, Inc. – Class A (1)	2	6
Stride, Inc. (1)	9	1,290
Sturm Ruger & Co., Inc.	1	40
Super Group SGHC Ltd.	33	364
Sweetgreen, Inc. – Class A (1)	409	6,090
Tapestry, Inc.	155	13,593
Texas Roadhouse, Inc. – Class A	41	7,752
ThredUp, Inc. – Class A (1)	19	141
Tile Shop Holdings, Inc. (1)	2	10
TopBuild Corp. (1)(2)	0	138
Tractor Supply Co.	270	14,268
Travel + Leisure Co.	3	177
Udemy, Inc. (1)	20	141
Ulta Beauty, Inc. (1)	73	34,244
United Homes Group, Inc. – Class A (1)(2)	0	1
United Parks & Resorts, Inc. (1)	5	252
Universal Technical Institute, Inc. (1)	243	8,238
Upbound Group, Inc.	4	99
Urban Outfitters, Inc. (1)	5	333
Vail Resorts, Inc.	5	864
Valvoline, Inc. (1)	21	798
Victoria’s Secret & Co. (1)	4	77
Viking Holdings Ltd. (1)	766	40,825
Warby Parker, Inc. – Class A (1)	344	7,546
Wayfair, Inc. – Class A (1)	3	166
Wendy’s Co.	11	129
Williams-Sonoma, Inc.	3	564
Wingstop, Inc.	297	100,158
Winmark Corp.	20	7,412

The accompanying notes are an integral part of these financial statements.

477

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Wolverine World Wide, Inc.	17	$303
Wyndham Hotels & Resorts, Inc.	13	1,042
XPEL, Inc. (1)	5	180
Xponential Fitness, Inc. – Class A (1)	6	42
Yum! Brands, Inc.	18	2,662
Zspace, Inc. (1)(2)	0	2

Total Consumer Discretionary		1,068,934

Consumer Staples – 4.12%
Beauty Health Co. (1)	19	37
BellRing Brands, Inc. (1)	340	19,670
Beyond Meat, Inc. (1)	2	6
BJ’s Wholesale Club Holdings, Inc. (1)	104	11,264
BRC, Inc. – Class A (1)	13	18
Calavo Growers, Inc.	3	84
Cal-Maine Foods, Inc.	10	950
Casey’s General Stores, Inc.	19	9,517
Celsius Holdings, Inc. (1)	463	21,494
Chefs’ Warehouse, Inc. (1)	8	485
Clorox Co.	165	19,812
Coca-Cola Consolidated, Inc.	1	157
Darling Ingredients, Inc. (1)	3	100
elf Beauty, Inc. (1)	507	63,136
Energizer Holdings, Inc.	11	221
FitLife Brands, Inc. (1)(2)	0	6
Forafric Global Plc (1)	1	5
Freshpet, Inc. (1)	343	23,281
Guardian Pharmacy Services, Inc. – Class A (1)	3	56
Herbalife Ltd. (1)	15	133
Hershey Co.	3	537
Honest Co., Inc. (1)	1,859	9,462
Hormel Foods Corp.	682	20,631
Interparfums, Inc.	114	14,998
Ispire Technology, Inc. (1)	4	11
J&J Snack Foods Corp.	3	364
John B Sanfilippo & Son, Inc.	1	64
Lancaster Colony Corp.	4	721
Lifevantage Corp.	2	21
Lifeway Foods, Inc. (1)	1	27
Mama’s Creations, Inc. (1)	7	59
Maplebear, Inc. (1)	463	20,946
McCormick & Co., Inc.	414	31,389
Monster Beverage Corp. (1)	325	20,358
National Beverage Corp. (1)	5	214
Natural Grocers by Vitamin Cottage, Inc.	201	7,891
Nature’s Sunshine Products, Inc. (1)	1	12
Oil-Dri Corp. of America	2	95
Performance Food Group Co. (1)	4	322
PriceSmart, Inc.	5	558
Simply Good Foods Co. (1)	153	4,831
Sprouts Farmers Market, Inc. (1)	146	24,065
SunOpta, Inc. (1)	20	114
Sysco Corp.	50	3,786
Tootsie Roll Industries, Inc.	3	109
Turning Point Brands, Inc.	3	240
US Foods Holding Corp. (1)	506	38,945
Vita Coco Co., Inc. (1)	147	5,323
Vital Farms, Inc. (1)	7	277
WD-40 Co.	45	10,344

	Shares (000s)	Value (000s)
Westrock Coffee Co. (1)	7	$41
WK Kellogg Co.	12	193
Zevia PBC – Class A (1)	6	20

Total Consumer Staples		387,400

Energy – 2.81%
Antero Resources Corp. (1)	967	38,965
Archrock, Inc.	282	7,010
Aris Water Solutions, Inc. – Class A	6	151
Atlas Energy Solutions, Inc. – Class A	12	156
Baker Hughes Co. – Class A	1,154	44,246
Cactus, Inc. – Class A	14	623
Calumet, Inc. (1)	1	23
Cameco Corp.	317	23,535
Centrus Energy Corp. – Class A (1)	2	436
ChampionX Corp.	34	847
Cheniere Energy, Inc.	19	4,658
Chord Energy Corp.	67	6,497
Comstock Resources, Inc. (1)	11	297
Core Laboratories, Inc.	196	2,253
Core Natural Resources, Inc.	4	263
CVR Energy, Inc.	6	174
Delek U.S. Holdings, Inc.	13	268
DMC Global, Inc. (1)	1	8
Empire Petroleum Corp. (1)	3	15
Energy Fuels, Inc. (1)	11	66
Energy Services of America Corp.	2	21
Evolution Petroleum Corp.	5	22
Expand Energy Corp.	133	15,497
FLEX LNG Ltd.	1	26
Flowco Holdings, Inc. – Class A	2	37
Gulfport Energy Corp. (1)	60	12,000
Helix Energy Solutions Group, Inc. (1)	7	42
HF Sinclair Corp.	3	135
Infinity Natural Resources, Inc. – Class A (1)	1	13
Kinetik Holdings, Inc. – Class A	7	294
Kodiak Gas Services, Inc.	11	385
Kolibri Global Energy, Inc. (1)	1	10
Lightbridge Corp. (1)	3	40
Magnolia Oil & Gas Corp. – Class A	373	8,387
Matador Resources Co.	160	7,650
National Energy Services Reunited Corp. (1)	1	5
Natural Gas Services Group, Inc. (1)(2)	0	9
NexGen Energy Ltd. (1)	2,532	17,571
NextDecade Corp. (1)	28	247
Oceaneering International, Inc. (1)	18	364
OPAL Fuels, Inc. – Class A (1)	3	7
Par Pacific Holdings, Inc. (1)	3	84
Permian Resources Corp. – Class A	292	3,982
Phillips 66	5	645
REX American Resources Corp. (1)	1	39
Riley Exploration Permian, Inc.	1	14
Sable Offshore Corp. (1)	14	313
Seadrill Ltd. (1)	5	124
Select Water Solutions, Inc. – Class A	1	7
SM Energy Co.	293	7,240
Solaris Energy Infrastructure, Inc. – Class A	8	214
Targa Resources Corp.	42	7,276
TechnipFMC Plc	945	32,561
Texas Pacific Land Corp.	4	3,961

The accompanying notes are an integral part of these financial statements.

478

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Tidewater, Inc. (1)	10	$458
Uranium Energy Corp. (1)	88	601
Ur-Energy, Inc. (1)	4	4
VAALCO Energy, Inc.	2	8
Verde Clean Fuels, Inc. (1)	1	4
Viper Energy, Inc. – Class A	158	6,032
Weatherford International Plc	142	7,164
World Kinect Corp.	1	38

Total Energy		264,022

Financials – 10.23%
Acadian Asset Management, Inc.	6	207
Affirm Holdings, Inc. – Class A (1)	410	28,373
Ally Financial, Inc.	6	217
Amerant Bancorp, Inc. – Class A	3	57
American Coastal Insurance Corp.	3	30
Ameriprise Financial, Inc.	17	8,945
AMERISAFE, Inc.	2	96
Angel Oak Mortgage REIT, Inc.	1	13
Apollo Commercial Real Estate Finance, Inc.	14	140
Arch Capital Group Ltd.	225	20,486
Ares Management Corp. – Class A	130	22,544
Arrow Financial Corp. (2)	0	9
Artisan Partners Asset Management, Inc. – Class A	7	331
Assured Guaranty Ltd.	60	5,231
Atlanticus Holdings Corp. (1)(2)	0	7
AvidXchange Holdings, Inc. (1)	35	346
Axos Financial, Inc. (1)	1	106
Baldwin Insurance Group, Inc. – Class A (1)	188	8,029
Banc of California, Inc.	2	26
BancFirst Corp.	4	492
Bancorp, Inc. (1)	9	540
Bank First Corp. (2)	0	39
Bank of Hawaii Corp.	6	431
Bank of New York Mellon Corp.	10	936
Bank7 Corp. (2)	0	6
Bankwell Financial Group, Inc. (2)	0	6
Banner Corp.	64	4,098
BGC Group, Inc. – Class A	74	762
Block, Inc. – Class A (1)	39	2,672
Blue Owl Capital, Inc. – Class A	120	2,297
Bowhead Specialty Holdings, Inc. (1)	3	124
Bridgewater Bancshares, Inc. (1)	2	31
Brown & Brown, Inc.	5	598
Burford Capital Ltd.	25	359
California BanCorp (1)	1	8
Cantaloupe, Inc. (1)	11	122
Capital Bancorp, Inc.	1	20
Carter Bankshares, Inc. (1)	1	14
Cass Information Systems, Inc.	2	103
Chime Financial, Inc. – Class A (1)	233	8,033
Citizens Financial Services, Inc. (2)	0	5
City Holding Co.	2	230
Coastal Financial Corp. (1)	3	261
Cohen & Steers, Inc.	139	10,501
Coinbase Global, Inc. – Class A (1)	4	1,378
Columbia Financial, Inc. (1)(2)	0	6
Community Financial System, Inc.	2	141
Community West Bancshares	1	13

	Shares (000s)	Value (000s)
ConnectOne Bancorp, Inc.	3	$58
Corpay, Inc. (1)	13	4,383
Crawford & Co. – Class A	3	33
Credit Acceptance Corp. (1)(2)	0	87
Cullen/Frost Bankers, Inc.	236	30,335
Customers Bancorp, Inc. (1)(2)	0	29
Dave, Inc. (1)	2	518
Diamond Hill Investment Group, Inc. (2)	0	27
Dime Community Bancshares, Inc.	2	44
Donnelley Financial Solutions, Inc. (1)	4	245
Eagle Bancorp, Inc.	1	24
Encore Capital Group, Inc. (1)	178	6,880
Enova International, Inc. (1)	5	569
Equitable Holdings, Inc.	49	2,750
Esquire Financial Holdings, Inc.	2	147
Euronet Worldwide, Inc. (1)	86	8,743
Evercore, Inc. – Class A	49	13,128
Everest Group Ltd.	82	27,888
EVERTEC, Inc.	13	481
F&G Annuities & Life, Inc. (2)	0	6
FactSet Research Systems, Inc.	66	29,314
Federal Agricultural Mortgage Corp. – Class C	40	7,743
Finwise Bancorp (1)	1	12
First Bancorp	18	378
First Business Financial Services, Inc. (2)	0	4
First Community Corp. (2)	0	9
First Financial Bankshares, Inc.	28	1,013
First Financial Corp. (2)	0	21
First Internet Bancorp	1	17
First Interstate BancSystem, Inc. – Class A	323	9,303
First Merchants Corp.	231	8,864
First Western Financial, Inc. (1)	1	14
FirstCash Holdings, Inc.	184	24,844
Five Star Bancorp	2	51
Flywire Corp. (1)	22	259
Freedom Holding Corp. (1)	3	439
GBank Financial Holdings, Inc. (1)(2)	0	5
GCM Grosvenor, Inc. – Class A	9	104
Glacier Bancorp, Inc.	5	217
Goosehead Insurance, Inc. – Class A	4	417
Greene County Bancorp, Inc.	1	29
Guaranty Bancshares, Inc. (2)	0	7
Hamilton Lane, Inc. – Class A	147	20,951
HCI Group, Inc.	2	274
Heritage Insurance Holdings, Inc. (1)	4	90
Hingham Institution for Savings (2)	0	7
Hippo Holdings, Inc. (1)	2	56
Hope Bancorp, Inc.	2	20
Houlihan Lokey, Inc. – Class A	153	27,593
International Bancshares Corp.	1	87
International Money Express, Inc. (1)	6	64
Investors Title Co. (2)	0	9
Jack Henry & Associates, Inc.	64	11,475
Jefferies Financial Group, Inc.	8	421
Kestrel Group Ltd. (1)(2)	0	6
Kingstone Companies, Inc. (1)	2	25
Kingsway Financial Services, Inc. (1)	4	50
Kinsale Capital Group, Inc.	92	44,543
Lakeland Financial Corp.	130	7,980

The accompanying notes are an integral part of these financial statements.

479

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Lazard, Inc. – Class A	5	$220
Lemonade, Inc. (1)	12	507
LendingTree, Inc. (1)	2	81
Live Oak Bancshares, Inc.	3	101
LPL Financial Holdings, Inc.	84	31,655
Marex Group Plc	5	182
Markel Group, Inc. (1)(2)	0	955
Marqeta, Inc. – Class A (1)	37	216
Meridian Corp.	1	6
Metrocity Bankshares, Inc.	2	65
Metropolitan Bank Holding Corp. (1)(2)	0	34
Moelis & Co. – Class A	12	754
Morningstar, Inc.	3	979
Mr Cooper Group, Inc. (1)(2)	0	30
MSCI, Inc. – Class A	66	38,135
NBT Bancorp, Inc.	207	8,591
NCR Atleos Corp. (1)	15	433
NerdWallet, Inc. – Class A (1)	9	95
Nicolet Bankshares, Inc.	1	105
Northeast Bank	1	82
Northfield Bancorp, Inc.	1	13
Northrim BanCorp, Inc.	1	58
Old National Bancorp	8	175
Old Point Financial Corp. (2)	0	13
OppFi, Inc.	5	70
Orange County Bancorp, Inc. (2)	0	12
Origin Bancorp, Inc. (2)	0	15
Oscar Health, Inc. – Class A (1)	38	817
P10, Inc. – Class A	10	101
Pagseguro Digital Ltd. – Class A	23	220
Palomar Holdings, Inc. – Class A (1)	127	19,538
Pathward Financial, Inc.	5	382
Patria Investments Ltd. – Class A	13	183
Patriot National Bancorp, Inc. (1)	8	13
Paymentus Holdings, Inc. – Class A (1)	683	22,356
Payoneer Global, Inc. (1)	1,533	10,504
Paysign, Inc. (1)	7	48
PCB Bancorp (2)	0	7
Peapack Gladstone Financial Corp.	1	36
Peoples Financial Services Corp. (2)	0	22
Perella Weinberg Partners – Class A	13	251
Pinnacle Financial Partners, Inc.	1	126
Piper Sandler Companies	48	13,288
PJT Partners, Inc. – Class A	96	15,836
Popular, Inc.	1	144
Priority Technology Holdings, Inc. (1)	5	40
Regional Management Corp. (2)	0	8
Remitly Global, Inc. (1)	32	606
RLI Corp.	1	47
Robinhood Markets, Inc. – Class A (1)	841	78,716
Root, Inc. – Class A (1)	2	283
Ryan Specialty Holdings, Inc. – Class A	722	49,087
Selective Insurance Group, Inc.	175	15,142
Selectquote, Inc. (1)	20	48
ServisFirst Bancshares, Inc.	271	20,984
Sezzle, Inc. (1)	3	502
Shift4 Payments, Inc. – Class A (1)	13	1,285
Shore Bancshares, Inc.	2	24
SiriusPoint Ltd. (1)	1	23
Skyward Specialty Insurance Group, Inc. (1)	7	431

	Shares (000s)	Value (000s)
SLM Corp.	6	$185
SmartFinancial, Inc.	1	18
SoFi Technologies, Inc. (1)	29	527
Southern Missouri Bancorp, Inc. (2)	0	9
StepStone Group, Inc. – Class A	13	736
Stock Yards Bancorp, Inc.	5	402
StoneCo Ltd. – Class A (1)	50	808
StoneX Group, Inc. (1)	167	15,233
Texas Capital Bancshares, Inc. (1)	1	104
Tiptree, Inc.	1	35
Toast, Inc. – Class A (1)	1,326	58,741
TPG, Inc. – Class A	24	1,260
Tradeweb Markets, Inc. – Class A	454	66,405
Triumph Financial, Inc. (1)	2	124
Trupanion, Inc. (1)	8	428
TWFG, Inc. – Class A (1)	127	4,439
Two Harbors Investment Corp.	11	118
UMB Financial Corp.	1	145
Union Bankshares, Inc.	1	15
Unity Bancorp, Inc.	1	32
Universal Insurance Holdings, Inc.	1	37
Upstart Holdings, Inc. (1)	198	12,809
USCB Financial Holdings, Inc.	1	15
UWM Holdings Corp.	5	20
Valley National Bancorp	25	225
Value Line, Inc. (2)	0	5
Victory Capital Holdings, Inc. – Class A	9	596
Walker & Dunlop, Inc.	22	1,530
WesBanco, Inc.	1	43
West BanCorp, Inc. (2)	0	6
Western Alliance Bancorp	5	358
WEX, Inc. (1)	1	75
Wintrust Financial Corp.	107	13,303
WisdomTree, Inc.	1,037	11,939
WSFS Financial Corp.	242	13,318
XP, Inc. – Class A	7	143

Total Financials		961,375

Healthcare – 18.85%
10X Genomics, Inc. – Class A (1)	6	66
89bio, Inc. (1)	9	87
Aardvark Therapeutics, Inc. (1)(2)	0	5
Abeona Therapeutics, Inc. (1)	9	48
Absci Corp. (1)	18	46
ACADIA Pharmaceuticals, Inc. (1)	26	558
Accuray, Inc. (1)	17	24
Actinium Pharmaceuticals, Inc. (1)(2)	0	1
Actuate Therapeutics, Inc. (1)	1	5
Adaptive Biotechnologies Corp. (1)	942	10,976
ADC Therapeutics SA (1)	15	40
Addus HomeCare Corp. (1)	2	209
ADMA Biologics, Inc. (1)	48	877
Aduro Bioteech, Inc. (1)(3)	5	10
Agilent Technologies, Inc.	146	17,229
agilon health, Inc. (1)	63	144
AirSculpt Technologies, Inc. (1)	2	11
Akebia Therapeutics, Inc. (1)	6	21
Akero Therapeutics, Inc. (1)	15	775
Akoya Biosciences, Inc. (1)	1	1
Aldeyra Therapeutics, Inc. (1)	9	34

The accompanying notes are an integral part of these financial statements.

480

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Alector, Inc. (1)	3	$5
Alignment Healthcare, Inc. (1)	27	371
Alimera Sciences, Inc. (1)(2)(3)	4	0
Alkermes Plc (1)	25	726
Alnylam Pharmaceuticals, Inc. (1)	84	27,514
Alpha Teknova, Inc. (1)	2	10
Alphatec Holdings, Inc. (1)	24	268
Altimmune, Inc. (1)	16	62
Alto Neuroscience, Inc. (1)	1	1
ALX Oncology Holdings, Inc. (1)(2)	1	0
Amicus Therapeutics, Inc. (1)	58	334
Amneal Pharmaceuticals, Inc. (1)	27	219
Amphastar Pharmaceuticals, Inc. (1)	1	15
Amylyx Pharmaceuticals, Inc. (1)	10	65
AnaptysBio, Inc. (1)	253	5,616
Anavex Life Sciences Corp. (1)	17	160
AngioDynamics, Inc. (1)	2	18
ANI Pharmaceuticals, Inc. (1)	4	245
Anteris Technologies Global Corp. (1)	4	16
Apellis Pharmaceuticals, Inc. (1)	21	362
Apogee Therapeutics, Inc. (1)	436	18,932
Applied Therapeutics, Inc. (1)	3	1
Aquestive Therapeutics, Inc. (1)	6	20
Arbutus Biopharma Corp. (1)	30	93
Arcellx, Inc. (1)	100	6,580
Arcturus Therapeutics Holdings, Inc. (1)	2	28
Arcus Biosciences, Inc. (1)	10	85
Arcutis Biotherapeutics, Inc. (1)	22	311
Ardelyx, Inc. (1)	48	188
Ardent Health, Inc. (1)	1	8
Argenx SE – ADR (1)	173	95,169
ArriVent Biopharma, Inc. (1)	5	104
Arrowhead Pharmaceuticals, Inc. (1)	25	396
ARS Pharmaceuticals, Inc. (1)	11	199
Artiva Biotherapeutics, Inc. (1)	1	1
Artivion, Inc. (1)	6	202
Arvinas, Inc. (1)	2	12
Ascendis Pharma – ADR (1)	625	107,820
Astrana Health, Inc. (1)	9	212
AtriCure, Inc. (1)	190	6,211
aTyr Pharma, Inc. (1)	15	77
Aura Biosciences, Inc. (1)	2	14
Aurinia Pharmaceuticals, Inc. (1)	25	208
Avadel Pharmaceuticals Plc (1)	18	163
Aveanna Healthcare Holdings, Inc. (1)	8	39
Avidity Biosciences, Inc. (1)	22	621
Avita Medical, Inc. (1)	5	29
Axogen, Inc. (1)	9	96
Axsome Therapeutics, Inc. (1)	8	879
Azenta, Inc. (1)	116	3,584
Beam Therapeutics, Inc. (1)	20	337
Benitec Biopharma, Inc. (1)	2	26
Beta Bionics, Inc. (1)	2	36
Bicara Therapeutics, Inc. (1)	1	6
BioCryst Pharmaceuticals, Inc. (1)	44	391
Biohaven Ltd. (1)	19	265
BioLife Solutions, Inc. (1)	337	7,254
Biomea Fusion, Inc. (1)(2)	0	1
Biote Corp. – Class A (1)	2	10
Bio-Techne Corp.	801	41,199

	Shares (000s)	Value (000s)
Bioventus, Inc. – Class A (1)	9	$62
Black Diamond Therapeutics, Inc. (1)(2)	0	0
Blueprint Medicines Corp. (1)	13	1,705
Bridgebio Pharma, Inc. (1)	458	19,783
Bright Minds Biosciences, Inc. (1)	1	23
BrightSpring Health Services, Inc. (1)	18	415
Brookdale Senior Living, Inc. (1)	42	293
Butterfly Network, Inc. – Class A (1)	40	79
CAMP4 Therapeutics Corp. (1)(2)	0	0
Candel Therapeutics, Inc. (1)	7	37
Capricor Therapeutics, Inc. (1)	8	80
Cardiff Oncology, Inc. (1)	6	19
Cardinal Health, Inc.	23	3,924
CareDx, Inc. (1)	11	221
Cartesian Therapeutics, Inc. (1)	1	6
Cassava Sciences, Inc. (1)	1	1
Catalyst Pharmaceuticals, Inc. (1)	24	523
Celcuity, Inc. (1)	6	77
Cencora, Inc. – Class A	122	36,662
Ceribell, Inc. (1)	5	96
Cerus Corp. (1)	35	49
CervoMed, Inc. (1)(2)	0	1
CG oncology, Inc. (1)	12	302
Chemed Corp. (2)	0	95
Chinook Therapeutics, Inc. (1)(3)	3	1
Claritev Corp. (1)	1	64
ClearPoint Neuro, Inc. (1)	5	61
Climb Bio, Inc. (1)(2)	0	0
Clover Health Investments Corp. – Class A (1)	84	234
Codexis, Inc. (1)	13	33
Cogent Biosciences, Inc. (1)	21	149
Coherus Oncology, Inc. (1)	6	4
Collegium Pharmaceutical, Inc. (1)	7	197
Community Health Systems, Inc. (1)	17	58
Compass Therapeutics, Inc. (1)	10	26
Concentra Group Holdings Parent, Inc.	23	468
CONMED Corp.	145	7,552
Cooper Companies, Inc. (1)	446	31,737
Corbus Pharmaceuticals Holdings, Inc. (1)(2)	0	2
Corcept Therapeutics, Inc. (1)	119	8,757
CorMedix, Inc. (1)	13	165
CorVel Corp. (1)	6	622
Corvus Pharmaceuticals, Inc. (1)	11	43
Crinetics Pharmaceuticals, Inc. (1)	1,014	29,175
CryoPort, Inc. (1)	2	19
CVRx, Inc. (1)	3	18
Cytokinetics, Inc. (1)	3	89
DaVita, Inc. (1)	7	1,027
Day One Biopharmaceuticals, Inc. (1)	1	9
Delcath Systems, Inc. (1)	6	82
Denali Therapeutics, Inc. (1)	2	25
DexCom, Inc. (1)	1,076	93,908
DiaMedica Therapeutics, Inc. (1)	5	20
Dianthus Therapeutics, Inc. (1)(2)	0	6
Disc Medicine, Inc. – Class A (1)	95	5,026
Doximity, Inc. – Class A (1)	25	1,562
Dynavax Technologies Corp. – Class A (1)	22	215
Dyne Therapeutics, Inc. (1)	6	61
Edgewise Therapeutics, Inc. (1)	15	198

The accompanying notes are an integral part of these financial statements.

481

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Edwards Lifesciences Corp. (1)	476	$37,228
Electromed, Inc. (1)	1	29
Embecta Corp.	2	16
Enliven Therapeutics, Inc. (1)	7	135
Ensign Group, Inc.	12	1,801
Esperion Therapeutics, Inc. (1)	16	15
Eton Pharmaceuticals, Inc. (1)	5	69
Evolent Health, Inc. – Class A (1)	8	91
Evolus, Inc. (1)	11	101
Exact Sciences Corp. (1)	631	33,518
Exelixis, Inc. (1)	714	31,477
Fennec Pharmaceuticals, Inc. (1)	1	6
Fibrobiologics, Inc. (1)	2	1
Foghorn Therapeutics, Inc. (1)	4	21
Fractyl Health, Inc. (1)(2)	0	1
Fulcrum Therapeutics, Inc. (1)	1	8
Galectin Therapeutics, Inc. (1)(2)	0	1
GeneDx Holdings Corp. – Class A (1)	4	360
Geron Corp. (1)	125	177
Glaukos Corp. (1)	149	15,413
Globus Medical, Inc. – Class A (1)	287	16,924
Gossamer Bio, Inc. (1)	38	47
Greenwich Lifesciences, Inc. (1)	1	10
GTX, Inc. (1)(2)(3)	0	—
Guardant Health, Inc. (1)	762	39,630
Gyre Therapeutics, Inc. (1)	3	20
Haemonetics Corp. (1)	10	782
Halozyme Therapeutics, Inc. (1)	323	16,790
Harmony Biosciences Holdings, Inc. (1)	9	287
Harrow, Inc. (1)	7	200
HealthEquity, Inc. (1)	216	22,597
HealthStream, Inc.	2	57
Heron Therapeutics, Inc. (1)	2	5
Hims & Hers Health, Inc. (1)	114	5,681
Hinge Health, Inc. – Class A (1)	164	8,468
Hologic, Inc. (1)	97	6,328
Humacyte, Inc. (1)	7	15
ICON Plc (1)	65	9,478
ICU Medical, Inc. (1)	4	496
IDEXX Laboratories, Inc. (1)	73	38,941
IGM Biosciences, Inc. (1)	1	1
Illumina, Inc. (1)	44	4,243
ImmunityBio, Inc. (1)	39	104
Immunome, Inc. (1)	15	142
Immunovant, Inc. (1)	14	227
Incyte Corp. (1)	8	511
Indivior Plc (1)	19	284
InfuSystem Holdings, Inc. (1)(2)	0	2
Inhibrx, Inc. (1)(3)	4	3
Inmode Ltd. (1)(2)	0	1
Inmune Bio, Inc. (1)	3	7
Innovage Holding Corp. (1)	1	5
Innoviva, Inc. (1)	11	229
Insmed, Inc. (1)	543	54,665
Inspire Medical Systems, Inc. (1)	18	2,352
Insulet Corp. (1)	209	65,732
Integer Holdings Corp. (1)	98	12,077
Ionis Pharmaceuticals, Inc. (1)	27	1,077
iRadimed Corp.	2	100
iRhythm Technologies, Inc. (1)	468	72,061

	Shares (000s)	Value (000s)
Ironwood Pharmaceuticals, Inc. – Class A (1)	28	$20
Janux Therapeutics, Inc. (1)	92	2,114
Jasper Therapeutics, Inc. (1)(2)	0	0
Joint Corp. (1)	3	34
Journey Medical Corp. (1)	2	15
KalVista Pharmaceuticals, Inc. (1)	8	89
Kestra Medical Technologies Ltd. (1)	2	38
Kiniksa Pharmaceuticals International Plc – Class A (1)	1	22
KORU Medical Systems, Inc. (1)	8	28
Krystal Biotech, Inc. (1)	30	4,057
Kymera Therapeutics, Inc. (1)	10	427
Kyverna Therapeutics, Inc. (1)(2)	0	1
Lantheus Holdings, Inc. (1)	56	4,546
LeMaitre Vascular, Inc.	4	360
LENSAR, Inc. (1)	2	24
LENZ Therapeutics, Inc. (1)	4	108
Lifecore Biomedical, Inc. (1)	4	32
LifeMD, Inc. (1)	5	74
LifeStance Health Group, Inc. (1)	15	79
Ligand Pharmaceuticals, Inc. (1)	92	10,501
Liquidia Corp. (1)	13	168
Lucid Diagnostics, Inc. (1)	6	6
MacroGenics, Inc. (1)	1	1
Madrigal Pharmaceuticals, Inc. (1)	4	1,063
MannKind Corp. (1)	63	234
Masimo Corp. (1)	9	1,479
Maze Therapeutics, Inc. (1)(2)	0	4
MediWound Ltd. (1)	1	29
Medpace Holdings, Inc. (1)	41	12,920
MeiraGTx Holdings Plc (1)	7	44
Merit Medical Systems, Inc. (1)	43	4,012
Mersana Therapeutics, Inc. (1)	3	1
Merus NV (1)	56	2,927
Mesa Laboratories, Inc.	55	5,181
Metagenomi, Inc. (1)(2)	0	0
Metsera, Inc. (1)	2	59
Mettler-Toledo International, Inc. (1)	24	27,606
MiMedx Group, Inc. (1)	24	149
Mind Medicine MindMed, Inc. (1)	5	34
Mineralys Therapeutics, Inc. (1)	8	110
Mirum Pharmaceuticals, Inc. (1)	9	461
ModivCare, Inc. (1)(2)	0	1
Molina Healthcare, Inc. (1)	6	1,670
Monopar Therapeutics, Inc. (1)	1	29
MoonLake Immunotherapeutics – Class A (1)	61	2,881
Myomo, Inc. (1)	7	14
Nano-X Imaging Ltd. (1)	4	18
Natera, Inc. (1)	301	50,800
National Research Corp.	3	44
NeoGenomics, Inc. (1)	2	17
Neumora Therapeutics, Inc. (1)	4	3
Neurocrine Biosciences, Inc. (1)	16	2,005
Neuronetics, Inc. (1)	8	26
NeuroPace, Inc. (1)	5	52
Niagen Bioscience, Inc. (1)	11	157
Novavax, Inc. (1)	26	161
Novocure Ltd. (1)	21	377
Nutex Health, Inc. (1)	1	88
Nuvalent, Inc. – Class A (1)	9	682

The accompanying notes are an integral part of these financial statements.

482

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Nuvation Bio, Inc. (1)	4	$8
Nuvectis Pharma, Inc. (1)	3	19
Ocugen, Inc. (1)	6	6
Ocular Therapeutix, Inc. (1)	29	273
Omeros Corp. (1)	10	31
OmniAb, Inc. (1)	2	3
OmniAb, Inc. – Class CR3 (1)(2)(3)(6)	19	—
OmniAb, Inc. – Class CR4 (1)(2)(3)(6)	19	—
Oncology Institute, Inc. (1)	12	25
OptimizeRx Corp. (1)	4	51
Option Care Health, Inc. (1)	34	1,112
Organogenesis Holdings, Inc. – Class A (1)	14	51
ORIC Pharmaceuticals, Inc. (1)	3	27
OrthoPediatrics Corp. (1)	1	17
Outlook Therapeutics, Inc. (1)(2)	0	0
Outset Medical, Inc. (1)	1	20
Ovid therapeutics, Inc. (1)	3	1
Pacira BioSciences, Inc. (1)	1	21
PACS Group, Inc. (1)	8	106
Palvella Therapeutics, Inc. (1)	1	29
Pennant Group, Inc. (1)	7	211
Penumbra, Inc. (1)	203	52,027
PepGen, Inc. (1)	1	1
Performant Healthcare, Inc. (1)	11	44
Phathom Pharmaceuticals, Inc. (1)	2	23
Phibro Animal Health Corp. – Class A	4	108
Phreesia, Inc. (1)	264	7,518
Praxis Precision Medicines, Inc. (1)(2)	0	15
Precigen, Inc. (1)	28	40
Prestige Consumer Healthcare, Inc. (1)	173	13,851
Privia Health Group, Inc. (1)	24	550
PROCEPT BioRobotics Corp. (1)	93	5,332
Pro-Dex, Inc. (1)(2)	0	19
Progyny, Inc. (1)	14	314
ProKidney Corp. – Class A (1)	1	1
Protagonist Therapeutics, Inc. (1)	12	672
Protalix BioTherapeutics, Inc. (1)	14	20
Prothena Corp. Plc (1)	1	6
PTC Therapeutics, Inc. (1)	190	9,278
Pulmonx Corp. (1)	8	21
Pulse Biosciences, Inc. (1)	4	54
QuidelOrtho Corp. (1)	6	174
RadNet, Inc. (1)	156	8,899
Recursion Pharmaceuticals, Inc. – Class A (1)	70	357
Renovaro, Inc. (1)	3	1
Repligen Corp. (1)	271	33,704
ResMed, Inc.	60	15,427
Revolution Medicines, Inc. (1)	147	5,404
Rezolute, Inc. (1)	12	52
Rhythm Pharmaceuticals, Inc. (1)	11	716
Rigel Pharmaceuticals, Inc. (1)	4	68
Rocket Pharmaceuticals, Inc. (1)	3	8
RxSight, Inc. (1)	8	100
Sana Biotechnology, Inc. (1)	4	10
Sanara Medtech, Inc. (1)	1	23
SANUWAVE Health, Inc. (1)	1	35
Sarepta Therapeutics, Inc. (1)	13	227
Savara, Inc. (1)	26	58
Scholar Rock Holding Corp. (1)	16	549

	Shares (000s)	Value (000s)
Schrodinger, Inc. (1)	358	$7,200
scPharmaceuticals, Inc. (1)	8	29
SELLAS Life Sciences Group, Inc. (1)	16	36
Semler Scientific, Inc. (1)(2)	0	12
Shattuck Labs, Inc. (1)	1	1
SI-BONE, Inc. (1)	253	4,769
SIGA Technologies, Inc.	7	43
Sight Sciences, Inc. (1)	8	34
Simulations Plus, Inc.	4	62
Sionna Therapeutics, Inc. (1)	2	32
Soleno Therapeutics, Inc. (1)	8	700
Sonida Senior Living, Inc. (1)	1	17
Sotera Health Co. (1)(2)	0	4
SpringWorks Therapeutics, Inc. (1)	15	711
Spyre Therapeutics, Inc. (1)	194	2,899
STAAR Surgical Co. (1)	9	151
Stereotaxis, Inc. (1)	10	21
STERIS Plc	90	21,620
Stevanato Group SpA	257	6,267
Stoke Therapeutics, Inc. (1)	8	96
Summit Therapeutics, Inc. (1)	23	486
Supernus Pharmaceuticals, Inc. (1)	253	7,985
Surmodics, Inc. (1)	3	84
Syndax Pharmaceuticals, Inc. (1)	17	155
Talkspace, Inc. (1)	25	70
Tandem Diabetes Care, Inc. (1)	261	4,872
Tarsus Pharmaceuticals, Inc. (1)	8	327
Taysha Gene Therapies, Inc. (1)	36	84
Tectonic Therapeutic, Inc. (1)(2)	0	7
Teladoc Health, Inc. (1)	7	61
Telomir Pharmaceuticals, Inc. (1)(2)	0	0
Tempus AI, Inc. – Class A (1)	16	1,021
Tenaya Therapeutics, Inc. (1)(2)	1	0
Tevogen Bio Holdings, Inc. (1)	3	4
TG Therapeutics, Inc. (1)	30	1,086
Theravance Biopharma, Inc. (1)	6	68
TransMedics Group, Inc. (1)	144	19,362
Travere Therapeutics, Inc. – Class Preferre (1)	17	254
Treace Medical Concepts, Inc. (1)	10	61
Trevi Therapeutics, Inc. (1)	16	86
TruBridge, Inc. (1)	2	48
TScan Therapeutics, Inc. (1)(2)	0	0
TuHURA Biosciences, Inc. (1)	4	9
Twist Bioscience Corp. (1)	619	22,788
UFP Technologies, Inc. (1)	2	382
Ultragenyx Pharmaceutical, Inc. (1)	175	6,373
UroGen Pharma Ltd. (1)	6	83
US Physical Therapy, Inc.	2	154
Vaxcyte, Inc. (1)	85	2,780
Veeva Systems, Inc. – Class A (1)	263	75,619
Vera Therapeutics, Inc. – Class A (1)	11	252
Veracyte, Inc. (1)	657	17,767
Verastem, Inc. (1)	6	24
Vericel Corp. (1)	378	16,065
Veru, Inc. (1)	1	1
Viemed Healthcare, Inc. (1)	6	45
Viking Therapeutics, Inc. (1)	2	44
Viridian Therapeutics, Inc. (1)	277	3,874
Waters Corp. (1)	147	51,357

The accompanying notes are an integral part of these financial statements.

483

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
WaVe Life Sciences Ltd. (1)	21	$134
Waystar Holding Corp. (1)	129	5,252
Werewolf Therapeutics, Inc. (1)	1	1
West Pharmaceutical Services, Inc.	336	73,474
X4 Pharmaceuticals, Inc. (1)(2)	0	1
Xenon Pharmaceuticals, Inc. (1)	382	11,955
Xeris Biopharma Holdings, Inc. (1)	31	146
XOMA Royalty Corp. (1)	1	33
Y-mAbs Therapeutics, Inc. (1)	7	32
Zevra Therapeutics, Inc. (1)	11	100
Zura Bio Ltd. – Class A (1)	1	1
Zymeworks, Inc. (1)	10	126
Zynex, Inc. (1)	1	1

Total Healthcare		1,771,591

Industrials – 19.48%
374Water, Inc. (1)	4	1
AAON, Inc.	423	31,163
AAR Corp. (1)	2	127
Acuren Corp. (1)	8	87
ACV Auctions, Inc. – Class A (1)	35	565
Aerovironment, Inc. (1)	182	51,966
Alamo Group, Inc.	1	148
Alaska Air Group, Inc. (1)	4	206
Albany International Corp. – Class A	2	132
Allegiant Travel Co. – Class A (1)	1	30
Allient, Inc. (2)	0	5
Allison Transmission Holdings, Inc.	3	274
Alta Equipment Group, Inc.	1	7
American Airlines Group, Inc. (1)	9	102
American Superconductor Corp. (1)	8	291
AMETEK, Inc.	247	44,697
Amprius Technologies, Inc. (1)	19	81
API Group Corp. (1)	795	40,610
Applied Industrial Technologies, Inc.	59	13,825
Archer Aviation, Inc. – Class A (1)	113	1,229
Arcosa, Inc.	3	241
Argan, Inc.	3	608
Armstrong World Industries, Inc.	3	408
Array Technologies, Inc. (1)	7	41
Astronics Corp. (1)	6	192
Atmus Filtration Technologies, Inc.	206	7,505
Avis Budget Group, Inc. (1)	1	191
Axon Enterprise, Inc. (1)	128	106,106
AZEK Co., Inc. – Class A (1)	156	8,498
AZZ, Inc.	6	583
Barrett Business Services, Inc.	5	211
BlackSky Technology, Inc. – Class A (1)	6	119
Blink Charging Co. (1)	1	1
Bloom Energy Corp. – Class A (1)	43	1,018
Blue Bird Corp. (1)	7	288
Booz Allen Hamilton Holding Corp. – Class A	24	2,492
Bowman Consulting Group Ltd. – Class A (1)	3	79
Brink’s Co.	9	800
Broadridge Financial Solutions, Inc.	20	4,958
Brookfield Business Corp. – Class A	2	53
BWX Technologies, Inc.	460	66,196
Byrna Technologies, Inc. (1)	4	116
CACI International, Inc. – Class A (1)	25	11,803
Cadre Holdings, Inc.	168	5,361

	Shares (000s)	Value (000s)
Carlisle Companies, Inc.	1	$336
Casella Waste Systems, Inc. – Class A (1)	67	7,720
CBIZ, Inc. (1)	11	780
CECO Environmental Corp. (1)	6	173
Centuri Holdings, Inc. (1)	3	78
Chart Industries, Inc. (1)	58	9,606
Cimpress Plc (1)	1	33
Comfort Systems USA, Inc.	88	47,047
Complete Solaria, Inc. (1)	3	6
CompX International, Inc. (2)	0	7
Construction Partners, Inc. – Class A (1)	10	1,038
Core & Main, Inc. – Class A (1)	408	24,622
CoreCivic, Inc. (1)	3	73
Costamare Bulkers Holdings Ltd. (1)(2)	0	1
Covenant Logistics Group, Inc. – Class A	1	18
CRA International, Inc.	41	7,680
Crane Co.	138	26,179
CSG Systems International, Inc.	5	343
CSW Industrials, Inc.	3	974
Curtiss-Wright Corp.	68	33,181
Dayforce, Inc. (1)	3	154
Distribution Solutions Group, Inc. (1)	2	48
Douglas Dynamics, Inc.	4	123
Driven Brands Holdings, Inc. (1)	12	219
DXP Enterprises, Inc. (1)	3	236
Dycom Industries, Inc. (1)	6	1,423
EMCOR Group, Inc.	3	1,597
Energy Recovery, Inc. (1)	11	143
Enerpac Tool Group Corp. – Class A	11	459
EnerSys (2)	0	43
Enovix Corp. (1)	34	354
Enpro, Inc.	1	108
Eos Energy Enterprises, Inc. (1)	46	237
Equifax, Inc.	4	1,098
Esab Corp.	363	43,762
ESCO Technologies, Inc.	58	11,181
Eve Holding, Inc. (1)	11	74
ExlService Holdings, Inc. (1)	525	23,001
Exponent, Inc.	11	788
Fastenal Co.	882	37,062
Federal Signal Corp.	12	1,328
Ferguson Enterprises, Inc.	97	21,140
First Advantage Corp. (1)	11	186
FiscalNote Holdings, Inc. (1)	1	1
Flowserve Corp.	236	12,357
Fluence Energy, Inc. – Class A (1)	13	89
Fortive Corp.	371	19,340
Forward Air Corp. (1)	2	43
Franklin Covey Co. (1)	2	47
Franklin Electric Co., Inc.	8	750
Frontier Group Holdings, Inc. (1)	12	43
FTAI Aviation Ltd.	342	39,347
FTAI Infrastructure, Inc.	20	124
Gates Industrial Corp. Plc (1)	656	15,102
GATX Corp.	1	87
Generac Holdings, Inc. (1)	28	4,077
GEO Group, Inc. (1)	28	681
Global Industrial Co.	3	77
GMS, Inc. (1)	4	389
Gorman-Rupp Co.	4	159

The accompanying notes are an integral part of these financial statements.

484

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Graco, Inc.	227	$19,515
GrafTech International Ltd. (1)	5	5
Graham Corp. (1)	2	105
Granite Construction, Inc.	8	733
Griffon Corp.	8	590
Hayward Holdings, Inc. (1)	713	9,842
Healthcare Services Group, Inc. (1)	7	102
HEICO Corp.	8	2,691
HEICO Corp. – Class A	87	22,463
Herc Holdings, Inc.	7	894
Hertz Global Holdings, Inc. (1)	24	167
Hillman Solutions Corp. (1)	833	5,950
HireQuest, Inc.	1	11
HNI Corp.	6	273
Howmet Aerospace, Inc.	162	30,151
Hubbell, Inc. – Class B	57	23,221
Huron Consulting Group, Inc. (1)	4	489
IBEX Holdings Ltd. (1)	2	58
IDEX Corp.	218	38,274
IES Holdings, Inc. (1)	2	556
Ingersoll Rand, Inc.	303	25,231
Innodata, Inc. (1)	6	323
Insperity, Inc.	7	451
Insteel Industries, Inc.	2	79
Interface, Inc. – Class A	1	27
Intuitive Machines, Inc. – Class A (1)	1	15
Janus International Group, Inc. (1)	11	88
JB Hunt Transport Services, Inc.	32	4,569
JBT Marel Corp.	5	628
Joby Aviation, Inc. (1)	96	1,012
Kadant, Inc.	2	777
Karat Packaging, Inc.	1	37
Karman Holdings, Inc. (1)	5	244
KBR, Inc.	1	61
Kforce, Inc.	3	133
Korn Ferry	69	5,074
Kornit Digital Ltd. (1)	185	3,691
Kratos Defense & Security Solutions, Inc. (1)	467	21,712
KULR Technology Group, Inc. (1)	7	49
Landstar System, Inc.	39	5,449
LanzaTech Global, Inc. (1)	5	1
Legalzoom.com, Inc. (1)	23	206
Lennox International, Inc.	6	3,567
Leonardo DRS, Inc.	481	22,335
Limbach Holdings, Inc. (1)	2	310
Lincoln Electric Holdings, Inc.	124	25,708
Lindsay Corp.	2	323
Liquidity Services, Inc. (1)	5	113
Loar Holdings, Inc. (1)	156	13,406
LSI Industries, Inc.	4	73
Lyft, Inc. – Class A (1)	13	197
MasTec, Inc. (1)	3	439
Matrix Service Co. (1)	1	16
Maximus, Inc.	80	5,627
Mayville Engineering Co., Inc. (1)(2)	0	5
McGrath RentCorp	4	455
Mercury Systems, Inc. (1)	2	134
Microvast Holdings, Inc. (1)	26	95
Moog, Inc. – Class A	44	7,954
MSA Safety, Inc.	194	32,501

	Shares (000s)	Value (000s)
Mueller Water Products, Inc. – Class A	456	$10,971
MYR Group, Inc. (1)	3	583
NANO Nuclear Energy, Inc. (1)	5	180
NEXTracker, Inc. – Class A (1)	201	10,948
Nordson Corp.	176	37,729
NuScale Power Corp. (1)	25	1,003
nVent Electric Plc	484	35,453
Old Dominion Freight Line, Inc.	2	323
Omega Flex, Inc.	1	24
Orion Group Holdings, Inc. (1)	2	14
Park Aerospace Corp.	2	26
Parsons Corp. (1)	252	18,109
Paychex, Inc.	20	2,871
Paycom Software, Inc.	5	1,266
Paylocity Holding Corp. (1)	24	4,381
Perma-Fix Environmental Services, Inc. (1)	1	10
Pitney Bowes, Inc.	9	101
Planet Labs PBC (1)	44	271
Powell Industries, Inc.	42	8,880
Power Solutions International, Inc. (1)	1	80
Preformed Line Products Co. (2)	0	5
Primoris Services Corp.	286	22,302
Quad/Graphics, Inc.	5	26
Quanta Services, Inc.	121	45,767
Quest Resource Holding Corp. (1)(2)	0	1
QXO, Inc. (1)	655	14,116
RB Global, Inc.	2	236
RBC Bearings, Inc. (1)	193	74,281
RCM Technologies, Inc. (1)	1	18
Redwire Corp. (1)	7	114
Resolute Holdings Management, Inc. (1)(2)	0	12
REV Group, Inc.	11	508
Richtech Robotics, Inc. – Class B (1)	14	28
Rocket Lab Corp. (1)	413	14,759
Rockwell Automation, Inc.	134	44,598
Rollins, Inc.	55	3,083
Rush Enterprises, Inc. – Class A	7	364
Rush Enterprises, Inc. – Class B	1	49
RXO, Inc. (1)	2	36
Saia, Inc. (1)	18	5,032
Satellogic, Inc. – Class A (1)	11	40
Shoals Technologies Group, Inc. – Class A (1)	6	25
Shyft Group, Inc.	1	7
Simpson Manufacturing Co., Inc.	54	8,409
SiteOne Landscape Supply, Inc. (1)	71	8,578
Sky Harbour Group Corp. – Class A (1)	4	42
SKYX Platforms Corp. (1)	11	12
Southwest Airlines Co.	11	341
Spire Global, Inc. (1)	6	68
Spirit AeroSystems Holdings, Inc. – Class A (1)	2	85
SPX Technologies, Inc. (1)	88	14,696
StandardAero, Inc. (1)	2	48
Standex International Corp.	61	9,567
Sterling Infrastructure, Inc. (1)	99	22,732
Sun Country Airlines Holdings, Inc. (1)	6	71
Tecnoglass, Inc.	116	8,949
Tetra Tech, Inc.	10	347
Thermon Group Holdings, Inc. (1)	1	24

The accompanying notes are an integral part of these financial statements.

485

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Toro Co.	135	$9,561
Transcat, Inc. (1)	1	84
Trex Co., Inc. (1)	254	13,835
TriNet Group, Inc.	6	456
Trinity Industries, Inc.	8	221
Triumph Group, Inc. (1)	6	155
UFP Industries, Inc.	1	69
U-Haul Holding Co. (1)(2)	0	6
U-Haul Holding Co. – Class B	7	377
UL Solutions, Inc. – Class A	230	16,732
Upwork, Inc. (1)	26	348
V2X, Inc. (1)(2)	0	13
Veralto Corp.	360	36,347
Verisk Analytics, Inc. – Class A	90	28,036
Verra Mobility Corp. – Class A (1)	33	844
Vertiv Holdings Co. – Class A	182	23,397
Vicor Corp. (1)	5	219
VirTra, Inc. (1)(2)	0	3
VSE Corp.	4	475
Watts Water Technologies, Inc. – Class A	21	5,100
Werner Enterprises, Inc.	2	47
Wheels Up Experience, Inc. (1)	2	2
Willdan Group, Inc. (1)	2	122
Willis Lease Finance Corp. (2)	0	10
WillScot Holdings Corp. – Class A	9	251
WNS Holdings Ltd. (1)	8	532
Worthington Enterprises, Inc.	2	136
WW Grainger, Inc.	33	34,702
Xometry, Inc. – Class A (1)	9	303
XPO, Inc. (1)	5	584
Xylem, Inc.	608	78,713
Zurn Elkay Water Solutions Corp.	169	6,194

Total Industrials		1,830,464

Information Technology – 22.81%
908 Devices, Inc. (1)	4	30
A10 Networks, Inc.	13	255
ACI Worldwide, Inc. (1)	222	10,213
Adeia, Inc.	20	280
ADTRAN Holdings, Inc. (1)	15	138
Advanced Energy Industries, Inc.	8	1,037
Aehr Test Systems (1)	5	62
Aeluma, Inc. (1)(2)	0	5
Aeva Technologies, Inc. (1)	6	231
Agilysys, Inc. (1)	127	14,526
Airship AI Holdings, Inc. (1)	3	19
Akamai Technologies, Inc. (1)	162	12,921
Alarm.com Holdings, Inc. (1)	10	556
Alkami Technology, Inc. (1)	164	4,957
Ambarella, Inc. (1)	87	5,753
Amplitude, Inc. – Class A (1)	18	225
ANSYS, Inc. (1)	9	3,004
Appfolio, Inc. – Class A (1)	21	4,849
Appian Corp. – Class A (1)	8	247
Applied Digital Corp. (1)	28	283
Applied Optoelectronics, Inc. (1)	9	228
Arista Networks, Inc. (1)	258	26,376
Arlo Technologies, Inc. (1)	21	351
Arteris, Inc. (1)	1	9
Asana, Inc. – Class A (1)	19	262

	Shares (000s)	Value (000s)
Astera Labs, Inc. (1)	427	$38,580
Atlassian Corp. – Class A (1)	255	51,795
Atomera, Inc. (1)	6	28
AudioEye, Inc. (1)	1	16
Autodesk, Inc. (1)	68	21,051
AvePoint, Inc. (1)	629	12,139
Axcelis Technologies, Inc. (1)	1	37
Backblaze, Inc. – Class A (1)	11	60
Badger Meter, Inc.	22	5,448
Belden, Inc.	8	949
Bentley Systems, Inc. – Class B	31	1,657
BigBear.ai Holdings, Inc. (1)	14	95
BigCommerce Holdings, Inc. (1)	15	75
Bitdeer Technologies Group – Class A (1)	394	4,527
BK Technologies Corp. (1)	1	26
Blackbaud, Inc. (1)	6	414
BlackLine, Inc. (1)	125	7,077
Blend Labs, Inc. – Class A (1)	44	146
Box, Inc. – Class A (1)	276	9,419
Braze, Inc. – Class A (1)	370	10,387
C3.ai, Inc. – Class A (1)	25	618
Calix, Inc. (1)	12	653
CCC Intelligent Solutions Holdings, Inc. (1)	3,729	35,085
CDW Corp.	2	332
Celestica, Inc. (1)	120	18,671
Cerence, Inc. (1)	3	29
CEVA, Inc. (1)	4	95
Ciena Corp. (1)	108	8,771
Circle Internet Group, Inc. – Class A (1)	41	7,475
Clear Secure, Inc. – Class A	17	483
Clearfield, Inc. (1)	1	46
Clearwater Analytics Holdings, Inc. – Class A (1)	734	16,095
Climb Global Solutions, Inc.	1	94
Cloudflare, Inc. – Class A (1)	205	40,209
Cognex Corp.	131	4,158
Coherent Corp. (1)	231	20,564
CommScope Holding Co., Inc. (1)	27	226
Commvault Systems, Inc. (1)	172	29,932
CompoSecure, Inc. – Class A (1)	8	115
Confluent, Inc. – Class A (1)	2,280	56,849
Core Scientific, Inc. (1)	770	13,141
CoreCard Corp. (1)	1	27
Couchbase, Inc. (1)	9	218
CPI Card Group, Inc. (1)	1	30
Credo Technology Group Holding Ltd. (1)	434	40,172
Crexendo, Inc. (1)	2	15
CS Disco, Inc. (1)	4	16
CSP, Inc.	1	12
CTS Corp.	1	50
CyberArk Software Ltd. (1)	177	71,989
Daily Journal Corp. (1)(2)	0	84
Daktronics, Inc. (1)	2	25
Datadog, Inc. – Class A (1)	320	42,989
Diebold Nixdorf, Inc. (1)	5	276
Digimarc Corp. (1)	3	41
Digital Turbine, Inc. (1)	14	81
DigitalOcean Holdings, Inc. (1)	14	387
Docusign, Inc. – Class A (1)	30	2,305
Domo, Inc. – Class B (1)	6	88

The accompanying notes are an integral part of these financial statements.

486

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Dropbox, Inc. – Class A (1)	11	$303
D-Wave Quantum, Inc. (1)	60	877
Dynatrace, Inc. (1)	155	8,547
eGain Corp. (1)	3	18
Elastic NV (1)	18	1,491
Enphase Energy, Inc. (1)	25	984
Entegris, Inc.	5	385
EverCommerce, Inc. (1)	3	34
Everspin Technologies, Inc. (1)	1	5
Evolv Technologies Holdings, Inc. (1)	24	152
Expensify, Inc. – Class A (1)	6	16
Extreme Networks, Inc. (1)	27	492
Fabrinet (1)	163	48,111
Fair Isaac Corp. (1)	17	31,695
FARO Technologies, Inc. (1)	2	81
Five9, Inc. (1)	16	414
FormFactor, Inc. (1)	12	419
Frequency Electronics, Inc.	1	30
Freshworks, Inc. – Class A (1)	616	9,189
Gartner, Inc. (1)	14	5,841
Gen Digital, Inc.	12	351
Gitlab, Inc. – Class A (1)	862	38,876
Globant SA (1)	1	73
GoDaddy, Inc. – Class A (1)	27	4,811
Grid Dynamics Holdings, Inc. (1)	11	129
Guidewire Software, Inc. (1)	357	84,127
Hackett Group, Inc.	5	123
Harmonic, Inc. (1)	6	59
HubSpot, Inc. (1)	38	21,013
I3 Verticals, Inc. – Class A (1)(2)	0	6
Impinj, Inc. (1)	5	599
indie Semiconductor, Inc. – Class A (1)	15	54
Information Services Group, Inc.	2	12
Inseego Corp. (1)	1	6
Insight Enterprises, Inc. (1)	2	273
Intapp, Inc. (1)	12	596
InterDigital, Inc.	5	1,208
IonQ, Inc. (1)	237	10,195
Itron, Inc. (1)	49	6,465
Jabil, Inc.	13	2,937
Jamf Holding Corp. (1)	14	137
JFrog Ltd. (1)	311	13,633
Kaltura, Inc. (1)	20	40
Klaviyo, Inc. – Class A (1)	165	5,553
Knowles Corp. (1)	504	8,886
Kopin Corp. (1)	30	46
Kulicke & Soffa Industries, Inc.	6	224
Kyndryl Holdings, Inc. (1)	3	129
Lattice Semiconductor Corp. (1)	632	30,943
Life360, Inc. (1)	104	6,795
Lightwave Logic, Inc. (1)	2	3
Littelfuse, Inc.	38	8,618
LiveRamp Holdings, Inc. (1)	13	443
Lumentum Holdings, Inc. (1)	184	17,455
MACOM Technology Solutions Holdings, Inc. (1)	439	62,868
Manhattan Associates, Inc. (1)	70	13,892
MaxLinear, Inc. – Class A (1)	2	33
MeridianLink, Inc. (1)	6	105
Microchip Technology, Inc.	113	7,983

	Shares (000s)	Value (000s)
MicroVision, Inc. (1)	32	$36
Mirion Technologies, Inc. – Class A (1)	1,073	23,106
Mitek Systems, Inc. (1)	2	20
MKS, Inc.	48	4,736
Monday.com Ltd. (1)	72	22,530
MongoDB, Inc. – Class A (1)	150	31,596
Monolithic Power Systems, Inc.	43	31,250
M-Tron Industries, Inc. (1)(2)	0	19
Napco Security Technologies, Inc.	7	216
Navitas Semiconductor Corp. – Class A (1)	5	30
nCino, Inc. (1)	3	82
Neonode, Inc. (1)	1	36
NetApp, Inc.	16	1,667
NextNav, Inc. (1)	18	278
nLight, Inc. (1)	1	11
Novanta, Inc. (1)	76	9,815
Nutanix, Inc. – Class A (1)	1,035	79,138
NVE Corp.	1	74
Okta, Inc. – Class A (1)	435	43,493
Olo, Inc. – Class A (1)	14	125
OneSpan, Inc.	1	21
Onto Innovation, Inc. (1)	81	8,188
Ooma, Inc. (1)	5	67
OSI Systems, Inc. (1)	3	750
Ouster, Inc. (1)	11	256
Pagaya Technologies Ltd. – Class A (1)	9	186
PagerDuty, Inc. (1)	18	271
Palo Alto Networks, Inc. (1)	141	28,854
PAR Technology Corp. (1)	5	341
PDF Solutions, Inc. (1)	7	142
Pegasystems, Inc.	6	306
Plexus Corp. (1)	5	700
Porch Group, Inc. (1)	14	161
Power Integrations, Inc.	129	7,236
Procore Technologies, Inc. (1)	555	37,994
Progress Software Corp.	9	568
PROS Holdings, Inc. (1)	396	6,208
PTC, Inc. (1)	65	11,228
Pure Storage, Inc. – Class A (1)	1,463	84,217
Q2 Holdings, Inc. (1)	145	13,576
Qualys, Inc. (1)	8	1,087
Quantum Computing, Inc. (1)	18	345
QuickLogic Corp. (1)	1	3
Rackspace Technology, Inc. (1)	5	6
Ralliant Corp. (1)	93	4,493
Rambus, Inc. (1)	154	9,870
Rapid7, Inc. (1)	13	305
Red Cat Holdings, Inc. (1)	16	113
Red Violet, Inc.	2	116
Rekor Systems, Inc. (1)	1	1
ReposiTrak, Inc.	2	44
Rezolve AI Plc (1)	18	56
Rigetti Computing, Inc. (1)	59	698
Rimini Street, Inc. (1)	1	5
RingCentral, Inc. – Class A (1)	16	441
Rubrik, Inc. – Class A (1)	105	9,425
SailPoint, Inc. (1)	242	5,528
Samsara, Inc. – Class A (1)	700	27,849
Sanmina Corp. (1)	5	473
Sapiens International Corp. NV	7	191

The accompanying notes are an integral part of these financial statements.

487

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
SEMrush Holdings, Inc. – Class A (1)	9	$86
Semtech Corp. (1)	209	9,446
SentinelOne, Inc. – Class A (1)	362	6,612
ServiceTitan, Inc. – Class A (1)	79	8,473
Shopify, Inc. – Class A (1)	378	43,604
Silicon Laboratories, Inc. (1)	124	18,200
SiTime Corp. (1)	78	16,535
SkyWater Technology, Inc. (1)	5	52
Snowflake, Inc. – Class A (1)	256	57,343
SoundHound AI, Inc. – Class A (1)	76	817
SoundThinking, Inc. (1)	2	23
Sprinklr, Inc. – Class A (1)	23	196
Sprout Social, Inc. – Class A (1)	11	224
SPS Commerce, Inc. (1)	8	1,076
Super Micro Computer, Inc. (1)	46	2,251
Synaptics, Inc. (1)	1	46
Synchronoss Technologies, Inc. (1)	2	12
Synopsys, Inc. (1)	132	67,496
Teledyne Technologies, Inc. (1)	18	9,253
Tenable Holdings, Inc. (1)	171	5,784
Teradata Corp. (1)	3	64
Terawulf, Inc. (1)	52	229
TSS, Inc. (1)	4	109
Tucows, Inc. – Class A (1)(2)	0	7
Turtle Beach Corp. (1)	2	27
Twilio, Inc. – Class A (1)	207	25,744
Tyler Technologies, Inc. (1)	144	85,457
Ubiquiti, Inc.	1	339
Ultra Clean Holdings, Inc. (1)	1	17
Unisys Corp. (1)	11	49
Unity Software, Inc. (1)	239	5,784
Varonis Systems, Inc. – Class B (1)	560	28,397
Veeco Instruments, Inc. (1)	338	6,873
Vertex, Inc. – Class A (1)	14	477
Viant Technology, Inc. – Class A (1)	3	40
Viavi Solutions, Inc. (1)	46	461
Vuzix Corp. (1)	12	36
Weave Communications, Inc. (1)	12	100
WM Technology, Inc. (1)	19	17
Workday, Inc. – Class A (1)	164	39,360
Workiva, Inc. – Class A (1)	10	716
Yext, Inc. (1)	22	186
Zeta Global Holdings Corp. – Class A (1)	132	2,048
Zscaler, Inc. (1)	216	67,810

Total Information Technology		2,144,425

Materials – 1.65%
Alamos Gold, Inc. – Class A	445	11,810
Alpha Metallurgical Resources, Inc. (1)	1	83
American Battery Technology Co. (1)	8	13
Anglogold Ashanti Plc	12	548
Ardagh Metal Packaging SA	8	34
Ashland, Inc.	116	5,845
ASP Isotopes, Inc. (1)	12	86
Avient Corp.	127	4,110
Balchem Corp.	108	17,190
Cabot Corp.	11	793
Carpenter Technology Corp.	123	33,876
Century Aluminum Co. (1)	11	197
Chemours Co.	31	357

	Shares (000s)	Value (000s)
Coeur Mining, Inc. (1)	67	$589
Compass Minerals International, Inc. (1)	5	110
Constellium SE – Class A (1)	11	147
Contango ORE, Inc. (1)	2	34
Critical Metals Corp. (1)	2	6
Dakota Gold Corp. (1)	18	65
Eagle Materials, Inc. (2)	0	81
Flotek Industries, Inc. (1)	1	11
Ginkgo Bioworks Holdings, Inc. (1)	1	7
Hawkins, Inc.	4	576
Hecla Mining Co.	29	176
Idaho Strategic Resources, Inc. (1)	2	31
Ingevity Corp. (1)	8	327
Innospec, Inc.	68	5,718
Ivanhoe Electric, Inc. (1)	16	141
Kaiser Aluminum Corp.	2	143
Knife River Corp. (1)	153	12,457
Lifezone Metals Ltd. (1)	5	21
Materion Corp.	1	71
Mosaic Co.	559	20,399
Myers Industries, Inc.	1	18
NioCorp Developments Ltd. (1)	10	24
Northern Technologies International Corp. (2)	0	2
Novagold Resources, Inc. (1)	48	196
O-I Glass, Inc. (1)	8	113
Perpetua Resources Corp. (1)	10	117
Piedmont Lithium, Inc. (1)	4	22
PureCycle Technologies, Inc. (1)	27	369
Ramaco Resources, Inc. – Class A	7	97
Ramaco Resources, Inc. – Class B (2)	0	2
Royal Gold, Inc.	87	15,394
Sensient Technologies Corp.	99	9,708
Silgan Holdings, Inc.	176	9,515
Smith-Midland Corp. (1)	1	25
Solesence, Inc. (1)	3	14
Steel Dynamics, Inc.	3	339
Sylvamo Corp.	2	96
Titan America SA (1)	220	2,751
United States Antimony Corp. (1)	19	41
United States Lime & Minerals, Inc.	2	224
US Gold Corp. (1)	2	27
Vox Royalty Corp.	7	23

Total Materials		155,169

Real Estate – 1.19%
Agree Realty Corp.	107	7,826
Alexander’s, Inc. (2)	0	103
American Healthcare REIT, Inc.	12	434
Apartment Investment & Management Co. – Class A	16	135
CareTrust REIT, Inc.	416	12,724
CBL & Associates Properties, Inc.	3	79
CBRE Group, Inc. – Class A (1)	229	32,095
Compass, Inc. – Class A (1)	95	595
COPT Defense Properties	299	8,257
CoStar Group, Inc. (1)	201	16,199
DiamondRock Hospitality Co.	24	183
eXp World Holdings, Inc.	17	152
FirstService Corp.	40	6,988
Gladstone Commercial Corp.	2	28

The accompanying notes are an integral part of these financial statements.

488

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Jones Lang LaSalle, Inc. (1)	2	$639
Lamar Advertising Co. – Class A	17	2,032
Maui Land & Pineapple Co., Inc. (1)	1	25
National Health Investors, Inc.	2	153
National Storage Affiliates Trust	114	3,638
NETSTREIT Corp.	4	72
Newmark Group, Inc. – Class A	495	6,009
NexPoint Residential Trust, Inc.	1	48
Outfront Media, Inc.	29	471
Phillips Edison & Co., Inc.	5	169
PotlatchDeltic Corp.	1	34
Real Brokerage, Inc. (1)	22	99
Ryman Hospitality Properties, Inc.	12	1,209
Saul Centers, Inc.	2	76
Simon Property Group, Inc.	14	2,212
St Joe Co.	8	377
Strawberry Fields REIT, Inc.	2	22
Sun Communities, Inc.	4	564
Sunstone Hotel Investors, Inc.	3	24
Tanger, Inc.	21	642
Terreno Realty Corp.	125	7,005
UDR, Inc.	3	114
UMH Properties, Inc.	16	269
Universal Health Realty Income Trust	2	92
Xenia Hotels & Resorts, Inc.	3	38

Total Real Estate		111,831

Utilities – 0.55%
American States Water Co.	5	403
Cadiz, Inc. (1)	11	33
Chesapeake Utilities Corp.	2	192
Consolidated Water Co. Ltd.	1	29
Genie Energy Ltd. – Class B	1	14
Global Water Resources, Inc.	2	21
Hallador Energy Co. (1)	6	95
MGE Energy, Inc.	4	353
Middlesex Water Co.	1	32
Montauk Renewables, Inc. (1)	4	10
NRG Energy, Inc.	39	6,197
Oklo, Inc. – Class A (1)	5	280
Ormat Technologies, Inc.	119	9,995
Otter Tail Corp.	1	50
Vistra Corp.	175	33,856
York Water Co. (2)	0	15

Total Utilities		51,575

Total Common Stocks (Cost: $6,936,121)		9,191,058

	Shares (000s)	Value (000s)
WARRANTS – 0.00% (4)
Healthcare – 0.00% (4)
Pulse Biosciences, Inc., expires 06/27/2029 (1)(2)(3)	0	$0

Total Healthcare		0

Total Warrants (Cost: $0)		0

SHORT-TERM INVESTMENTS – 2.12%
Money Market Funds – 2.10%
Goldman Sachs Financial Square Government Fund – Class I, 4.21% (5)	197,272	197,272

Total Money Market Funds (Cost: $197,272)		197,272

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.02%
Citibank, New York, 3.83% due 07/01/2025	$105	105
JP Morgan, New York, 3.83% due 07/01/2025	1,247	1,247
Sumitomo Trust Bank, London, 3.83% due 07/01/2025	380	380

Total Time Deposits (Cost: $1,732)		1,732

Total Short-Term Investments (Cost: $199,004)		199,004

TOTAL INVESTMENTS IN SECURITIES – 99.91% (Cost: $7,135,125)		9,390,062

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.09%		8,688

TOTAL NET ASSETS – 100.00%		$9,398,750

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $14, which represents 0.00% of total net assets.

The accompanying notes are an integral part of these financial statements.

489

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

(4)	Amount calculated is less than 0.005%.

(5)	Represents annualized seven-day yield as of the close of the reporting period.

(6)	Security that is restricted at June 30, 2025. The value of these securities totals $-, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
21	E-mini Russell 2000 Future	Sep. 2025	$2,272	$2,301	$29
6	S&P 500 E-mini Future	Sep. 2025	1,867	1,876	9
3	S&P MidCap 400 E-mini Future(1)	Sep. 2025	938	938	(0)

					$38

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

490

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2025

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.83%
Communication Services – 1.11%
Advantage Solutions, Inc. (1)	49	$65
Altice USA, Inc. – Class A (1)	106	226
AMC Entertainment Holdings, Inc. – Class A (1)	209	648
AMC Networks, Inc. – Class A (1)	82	515
Angi, Inc. – Class A (1)	21	320
AST SpaceMobile, Inc. – Class A (1)	5	234
ATN International, Inc.	5	81
Bandwidth, Inc. – Class A (1)	10	160
Boston Omaha Corp. – Class A (1)	10	144
Bumble, Inc. – Class A (1)	31	206
Cable One, Inc.	11	1,560
Cars.com, Inc. (1)	28	335
Charter Communications, Inc. – Class A (1)	3	1,033
CuriosityStream, Inc.	3	17
DoubleVerify Holdings, Inc. – Class Rights (1)	2	26
EchoStar Corp. – Class A (1)	66	1,819
Electronic Arts, Inc.	7	1,160
Entravision Communications Corp. – Class A	690	1,602
ESC GCI Liberty, Inc. (1)(2)(3)	3	—
Eventbrite, Inc. – Class A (1)	36	95
EW Scripps Co. – Class A (1)	35	104
Fox Corp. – Class A	235	13,155
Fox Corp. – Class B	4	195
Frontier Communications Parent, Inc. (1)	7	237
Gaia, Inc. – Class A (1)	8	34
Gannett Co., Inc. (1)	9	31
Getty Images Holdings, Inc. (1)	52	87
Gray Media, Inc.	44	199
IAC, Inc. (1)	2	69
IDT Corp. – Class B	2	120
iHeartMedia, Inc. – Class A (1)	52	92
Integral Ad Science Holding Corp. (1)	31	255
Interpublic Group of Companies, Inc.	10	255
Iridium Communications, Inc.	2	73
John Wiley & Sons, Inc. – Class A	1	54
Liberty Broadband Corp. – Class A (1)(3)	0	43
Liberty Broadband Corp. – Class C (1)	2	229
Liberty Global Ltd. – Class A (1)	5	46
Liberty Global Ltd. – Class C (1)	4	44
Liberty Latin America Ltd. – Class A (1)	20	119
Liberty Latin America Ltd. – Class C (1)	57	355
Liberty Media Corp.-Liberty Formula One – Class A (1)(3)	0	34
Liberty Media Corp.-Liberty Formula One – Class C (1)	138	14,428
Liberty Media Corp.-Liberty Live – Class A (1)	1	46
Liberty Media Corp.-Liberty Live – Class C (1)	1	105
Lionsgate Studios Corp. (1)	94	547
LiveOne, Inc. (1)(3)	1	0
Lumen Technologies, Inc. (1)	54	236
Madison Square Garden Sports Corp. – Class A (1)(3)	0	90
Marcus Corp.	12	196
Match Group, Inc.	139	4,282
Millicom International Cellular SA	3	107
National CineMedia, Inc.	33	158

	Shares (000s)	Value (000s)
New York Times Co. – Class A	4	$252
News Corp. – Class A	11	315
News Corp. – Class B	3	106
Newsmax, Inc. – Class B (1)	3	50
Nexstar Media Group, Inc. – Class A	82	14,125
Nextdoor Holdings, Inc. (1)	100	167
Nexxen International Ltd. (1)	17	177
Omnicom Group, Inc.	5	390
Paramount Global – Class A (3)	0	4
Paramount Global – Class B	17	215
Pinterest, Inc. – Class A (1)	8	297
Playstudios, Inc. (1)	41	54
Playtika Holding Corp.	435	2,060
PubMatic, Inc. – Class A (1)	20	252
Reservoir Media, Inc. (1)	8	63
Roku, Inc. – Class A (1)	3	275
Rumble, Inc. (1)	29	260
Scholastic Corp.	11	226
Shenandoah Telecommunications Co.	24	334
Shutterstock, Inc.	105	1,998
Sinclair, Inc.	19	263
Sirius XM Holdings, Inc.	151	3,472
Sphere Entertainment Co. (1)	14	567
Spok Holdings, Inc.	9	164
Starz Entertainment Corp. (1)	6	96
Take-Two Interactive Software, Inc. (1)	3	801
Teads Holding Co. (1)	19	48
TechTarget, Inc. (1)	11	88
TEGNA, Inc.	292	4,896
Telephone & Data Systems, Inc.	47	1,686
Thryv Holdings, Inc. (1)	654	7,953
TKO Group Holdings, Inc. – Class A	1	200
Townsquare Media, Inc. – Class A	56	443
TripAdvisor, Inc. (1)	29	378
TrueCar, Inc. (1)	42	80
Trump Media & Technology Group Corp. (1)	1	26
Vimeo, Inc. (1)	45	180
Vivid Seats, Inc. – Class A (1)	11	19
Warner Bros Discovery, Inc. (1)	62	711
Webtoon Entertainment, Inc. (1)	9	78
WideOpenWest, Inc. (1)	24	99
Yelp, Inc. – Class A (1)	104	3,578
Ziff Davis, Inc. (1)	21	636
ZoomInfo Technologies, Inc. – Class A (1)	8	81

Total Communication Services		94,434

Consumer Discretionary – 11.64%
1-800-Flowers.com, Inc. – Class A (1)	9	44
1stdibs.com, Inc. (1)	1	2
Academy Sports & Outdoors, Inc.	32	1,449
Accel Entertainment, Inc. – Class A (1)	50	590
Adient Plc (1)	40	778
ADT, Inc.	477	4,041
Adtalem Global Education, Inc. (1)	45	5,769
Advance Auto Parts, Inc.	29	1,355
A-Mark Precious Metals, Inc.	126	2,795
Amer Sports, Inc. (1)	4	161
American Axle & Manufacturing Holdings, Inc. (1)	56	229
American Eagle Outfitters, Inc.	1,696	16,315

The accompanying notes are an integral part of these financial statements.

491

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
American Outdoor Brands, Inc. (1)	5	$48
American Public Education, Inc. (1)	1	17
America’s Car-Mart, Inc. (1)	4	206
Aptiv Plc (1)	6	435
Aramark	7	307
Arko Corp.	35	148
Asbury Automotive Group, Inc. (1)	49	11,797
AutoNation, Inc. (1)	1	146
AutoZone, Inc. (1)	17	61,295
BARK, Inc. (1)	16	14
Barnes & Noble Education, Inc. (1)	7	83
Bassett Furniture Industries, Inc.	3	51
Bath & Body Works, Inc.	6	175
Beazer Homes USA, Inc. (1)	14	320
Best Buy Co., Inc.	73	4,889
Beyond, Inc. (1)	27	183
Biglari Holdings, Inc. – Class B (1)(3)	0	95
Birkenstock Holding Plc (1)	1	51
BJ’s Restaurants, Inc. (1)	4	169
Bloomin’ Brands, Inc.	169	1,459
BorgWarner, Inc.	211	7,052
Boyd Gaming Corp.	296	23,134
Bright Horizons Family Solutions, Inc. (1)	1	171
Brunswick Corp.	222	12,287
Buckle, Inc.	1	42
Burlington Stores, Inc. (1)	183	42,596
Caesars Entertainment, Inc. (1)	6	163
Caleres, Inc.	16	197
Capri Holdings Ltd. (1)	244	4,323
CarMax, Inc. (1)	97	6,551
Carnival Corp. (1)	316	8,893
Carter’s, Inc.	17	518
Cavco Industries, Inc. (1)	9	3,871
Century Communities, Inc.	13	724
Champion Homes, Inc. (1)	158	9,913
Chegg, Inc. (1)	4	5
Choice Hotels International, Inc.	1	65
Churchill Downs, Inc.	81	8,213
Citi Trends, Inc. (1)	2	77
Clarus Corp.	13	44
Columbia Sportswear Co.	66	4,013
Cooper-Standard Holdings, Inc. (1)	8	177
Cracker Barrel Old Country Store, Inc.	8	476
Cricut, Inc. – Class A	23	153
Crocs, Inc. (1)	147	14,917
Dana, Inc.	548	9,392
Darden Restaurants, Inc.	50	10,958
Denny’s Corp. (1)	22	91
Designer Brands, Inc. – Class A	18	43
Dick’s Sporting Goods, Inc.	26	5,125
Dillard’s, Inc. – Class A (3)	0	37
Dine Brands Global, Inc.	31	761
Domino’s Pizza, Inc.	50	22,737
Dorman Products, Inc. (1)	91	11,196
DR Horton, Inc.	151	19,488
Dream Finders Homes, Inc. – Class A (1)	11	274
eBay, Inc.	531	39,503
El Pollo Loco Holdings, Inc. (1)	13	141
Escalade, Inc.	5	64
Ethan Allen Interiors, Inc.	11	311

	Shares (000s)	Value (000s)
Etsy, Inc. (1)	1	$64
European Wax Center, Inc. – Class A (1)	1	4
EVgo, Inc. – Class A (1)	52	189
Expedia Group, Inc.	37	6,224
Faraday Future Intelligent Electric, Inc. (1)	41	68
Five Below, Inc. (1)	1	197
Flexsteel Industries, Inc.	2	66
Floor & Decor Holdings, Inc. – Class A (1)	303	23,020
Flutter Entertainment Plc (1)	1	240
Foot Locker, Inc. (1)	42	1,025
Ford Motor Co.	425	4,613
Fox Factory Holding Corp. (1)	15	394
Frontdoor, Inc. (1)	289	17,062
Full House Resorts, Inc. (1)	2	8
Funko, Inc. – Class A (1)	19	90
GameStop Corp. – Class A (1)	11	278
Gap, Inc.	260	5,678
Garmin Ltd.	5	947
Garrett Motion, Inc.	61	640
General Motors Co.	248	12,199
Genesco, Inc. (1)	5	93
Gentex Corp.	383	8,424
Gentherm, Inc. (1)	14	409
Genuine Parts Co.	4	470
GigaCloud Technology, Inc. – Class A (1)	13	252
G-III Apparel Group Ltd. (1)	79	1,762
Global Business Travel Group I (1)	6	37
Golden Entertainment, Inc.	10	285
Goodyear Tire & Rubber Co. (1)	273	2,827
GoPro, Inc. – Class A (1)	2	1
Graham Holdings Co. – Class B	2	1,484
Grand Canyon Education, Inc. (1)	47	8,842
Green Brick Partners, Inc. (1)	10	625
Group 1 Automotive, Inc.	12	5,430
GrowGeneration Corp. (1)	7	6
H&R Block, Inc.	341	18,693
Hamilton Beach Brands Holding Co. – Class A	4	69
Harley-Davidson, Inc.	417	9,849
Hasbro, Inc.	106	7,829
Haverty Furniture Companies, Inc.	7	137
Helen of Troy Ltd. (1)	11	321
Holley, Inc. (1)	26	52
Hooker Furnishings Corp.	1	7
Hovnanian Enterprises, Inc. – Class A (1)	2	238
Hyatt Hotels Corp. – Class A	1	156
Installed Building Products, Inc.	53	9,509
International Game Technology Plc	497	7,863
J Jill, Inc.	4	52
Jack in the Box, Inc.	38	665
JAKKS Pacific, Inc.	4	86
Johnson Outdoors, Inc. – Class A	2	71
KB Home	87	4,583
KinderCare Learning Companies, Inc. (1)	331	3,343
Kohl’s Corp.	53	449
Kontoor Brands, Inc.	5	336
Krispy Kreme, Inc.	33	95
Lakeland Industries, Inc.	4	56
Lands’ End, Inc. (1)	5	56
Latham Group, Inc. (1)	3	19

The accompanying notes are an integral part of these financial statements.

492

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Laureate Education, Inc. – Class A (1)	40	$942
La-Z-Boy, Inc.	407	15,137
LCI Industries	11	981
Lear Corp.	70	6,650
Legacy Housing Corp. (1)	4	83
Leggett & Platt, Inc.	64	569
Lennar Corp. – Class A	6	700
Lennar Corp. – Class B (3)	0	34
Leslie’s, Inc. (1)	3	1
LGI Homes, Inc. (1)	10	511
Lithia Motors, Inc. – Class A	1	215
LKQ Corp.	404	14,953
Lovesac Co. (1)	3	56
Lucid Group, Inc. – Class A (1)	35	73
Lululemon Athletica, Inc. (1)	1	295
Luminar Technologies, Inc. – Class A (1)	11	31
M/I Homes, Inc. (1)	119	13,359
Macy’s, Inc.	142	1,650
Malibu Boats, Inc. – Class A (1)	9	284
Marine Products Corp.	2	15
MarineMax, Inc. (1)	216	5,424
Marriott International, Inc. – Class A	46	12,561
Marriott Vacations Worldwide Corp.	16	1,144
MasterCraft Boat Holdings, Inc. (1)	7	136
Mattel, Inc. (1)	209	4,115
Matthews International Corp. – Class A	14	338
Meritage Homes Corp.	100	6,724
MGM Resorts International (1)	133	4,588
Mister Car Wash, Inc. (1)	6	36
Mohawk Industries, Inc. (1)	22	2,299
Monro, Inc.	15	216
Motorcar Parts of America, Inc. (1)	9	97
Movado Group, Inc.	7	109
National Vision Holdings, Inc. (1)	37	862
Newell Brands, Inc.	1,071	5,782
Norwegian Cruise Line Holdings Ltd. (1)	1	24
NVR, Inc. (1)	5	35,001
ODP Corp. (1)	83	1,497
Ollie’s Bargain Outlet Holdings, Inc. (1)	2	226
OneWater Marine, Inc. – Class A (1)	161	2,162
Outdoor Holding Co. (1)	48	62
Oxford Industries, Inc.	151	6,075
Papa John’s International, Inc.	15	720
Patrick Industries, Inc.	225	20,759
Peloton Interactive, Inc. – Class A (1)	115	796
Penn Entertainment, Inc. (1)	4	76
Penske Automotive Group, Inc.	33	5,685
Perdoceo Education Corp.	30	972
Pet Valu Holdings Ltd.	251	6,099
Petco Health & Wellness Co., Inc. – Class A (1)	35	99
Phinia, Inc.	69	3,092
Polaris, Inc.	26	1,043
Pool Corp.	1	238
Portillo’s, Inc. – Class A (1)	27	316
Potbelly Corp. (1)	1	18
PulteGroup, Inc.	116	12,252
Purple Innovation, Inc. – Class A (1)	6	5
Pursuit Attractions & Hospitality, Inc. (1)	9	270
PVH Corp.	52	3,578

	Shares (000s)	Value (000s)
QuantumScape Corp. – Class A (1)	11	$74
Ralph Lauren Corp. – Class A	46	12,671
RCI Hospitality Holdings, Inc.	1	56
RealReal, Inc. (1)	34	163
Red Rock Resorts, Inc. – Class A	730	37,977
Restaurant Brands International, Inc.	3	217
RH (1)(3)	0	64
Rivian Automotive, Inc. – Class A (1)	22	297
Rocky Brands, Inc.	3	76
Ross Stores, Inc.	95	12,134
Royal Caribbean Cruises Ltd.	25	7,911
Sabre Corp. (1)	129	408
Sally Beauty Holdings, Inc. (1)	49	454
Savers Value Village, Inc. (1)	2	17
Serve Robotics, Inc. (1)	2	23
Service Corp. International	4	315
SharkNinja, Inc. (1)	2	161
Shoe Carnival, Inc.	9	172
Signet Jewelers Ltd.	20	1,604
Six Flags Entertainment Corp. (1)	9	285
Skechers USA, Inc. – Class A (1)	4	229
Sleep Number Corp. (1)	11	77
Smith & Wesson Brands, Inc.	22	190
Smith Douglas Homes Corp. – Class A (1)	141	2,737
Solid Power, Inc. (1)	63	137
Somnigroup International, Inc.	350	23,833
Sonic Automotive, Inc. – Class A	5	372
Sonos, Inc. (1)	6	66
Standard Motor Products, Inc.	10	312
Steven Madden Ltd.	30	728
Stitch Fix, Inc. – Class A (1)	50	187
Stoneridge, Inc. (1)	2	12
Strategic Education, Inc.	11	979
Strattec Security Corp. (1)	2	94
Sturm Ruger & Co., Inc.	5	176
Superior Group of Companies, Inc.	5	53
Tapestry, Inc. (3)	0	43
Target Hospitality Corp. (1)	16	112
Taylor Morrison Home Corp. – Class A (1)	135	8,269
Thor Industries, Inc.	1	128
Tile Shop Holdings, Inc. (1)	9	60
Tilly’s, Inc. – Class A (1)	1	1
Toll Brothers, Inc.	339	38,649
TopBuild Corp. (1)	44	14,138
Topgolf Callaway Brands Corp. (1)	63	510
Torrid Holdings, Inc. (1)	11	33
Traeger, Inc. (1)	16	27
Travel + Leisure Co.	111	5,731
TRI Pointe Homes, Inc. (1)	43	1,385
Ulta Beauty, Inc. (1)	1	441
Under Armour, Inc. – Class A (1)	5	33
Under Armour, Inc. – Class C (1)	968	6,285
United Parks & Resorts, Inc. (1)	1	34
Upbound Group, Inc.	16	412
Urban Outfitters, Inc. (1)	20	1,454
Vail Resorts, Inc. (3)	0	27
Valvoline, Inc. (1)	257	9,716
Vera Bradley, Inc. (1)	1	1
VF Corp.	10	118
Victoria’s Secret & Co. (1)	23	434

The accompanying notes are an integral part of these financial statements.

493

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Visteon Corp. (1)	272	$25,334
Wayfair, Inc. – Class A (1)	2	109
Wendy’s Co.	2	27
Weyco Group, Inc.	3	105
Whirlpool Corp.	53	5,415
Williams-Sonoma, Inc.	3	458
Winmark Corp.	1	529
Winnebago Industries, Inc.	13	389
Wyndham Hotels & Resorts, Inc.	118	9,582
Wynn Resorts Ltd.	2	219
YETI Holdings, Inc. (1)	2	71
Yum! Brands, Inc.	5	762
Zumiez, Inc. (1)	7	99

Total Consumer Discretionary		991,035

Consumer Staples – 4.66%
Albertsons Companies, Inc. – Class A	369	7,947
Alico, Inc.	2	79
Andersons, Inc.	16	585
Archer-Daniels-Midland Co.	123	6,498
B&G Foods, Inc.	37	158
Beauty Health Co. (1)	9	17
BellRing Brands, Inc. (1)	4	204
Beyond Meat, Inc. (1)	32	111
BJ’s Wholesale Club Holdings, Inc. (1)	278	29,997
Boston Beer Co., Inc. – Class A (1)(3)	0	45
Brown-Forman Corp. – Class A	1	33
Brown-Forman Corp. – Class B	4	111
Bunge Global SA	68	5,427
Calavo Growers, Inc.	1	20
Casey’s General Stores, Inc.	1	448
Central Garden & Pet Co. – Class A (1)	5	191
Central Garden & Pet Co. – Class A (1)	291	9,113
Chefs’ Warehouse, Inc. (1)	88	5,621
Church & Dwight Co., Inc.	7	658
Clorox Co.	3	412
Coca-Cola Consolidated, Inc.	161	17,963
Coca-Cola Europacific Partners Plc	119	11,072
Conagra Brands, Inc.	162	3,310
Constellation Brands, Inc. – Class A	4	592
Coty, Inc. – Class A (1)	10	45
Darling Ingredients, Inc. (1)	4	147
Dole Plc	33	461
Dollar General Corp.	6	700
Dollar Tree, Inc. (1)	6	560
Edgewell Personal Care Co.	320	7,488
elf Beauty, Inc. (1)	2	190
Energizer Holdings, Inc.	7	135
Estee Lauder Companies, Inc. – Class A	7	526
Flowers Foods, Inc.	5	84
Fresh Del Monte Produce, Inc.	16	528
Freshpet, Inc. (1)	1	62
General Mills, Inc.	214	11,078
Grocery Outlet Holding Corp. (1)	45	563
Hain Celestial Group, Inc. (1)	41	63
Herbalife Ltd. (1)	13	111
Hershey Co.	4	595
HF Foods Group, Inc. (1)	20	64
Honest Co., Inc. (1)	21	109
Hormel Foods Corp.	8	239

	Shares (000s)	Value (000s)
Ingles Markets, Inc. – Class A	7	$435
Ingredion, Inc.	60	8,080
J.M. Smucker Co.	60	5,901
John B Sanfilippo & Son, Inc.	1	87
Kellanova	8	615
Kenvue, Inc.	53	1,109
Kraft Heinz Co.	236	6,089
Kroger Co.	279	20,026
Lamb Weston Holdings, Inc.	178	9,241
Lancaster Colony Corp.	88	15,169
Limoneira Co.	8	118
Maplebear, Inc. (1)	257	11,628
McCormick & Co., Inc.	7	535
Medifast, Inc. (1)	5	66
MGP Ingredients, Inc.	7	202
Mission Produce, Inc. (1)	23	269
Molson Coors Beverage Co. – Class B	221	10,641
Nature’s Sunshine Products, Inc. (1)	5	81
Nomad Foods Ltd.	664	11,281
Nu Skin Enterprises, Inc. – Class A	23	185
Oil-Dri Corp. of America	1	59
Olaplex Holdings, Inc. (1)	74	104
Performance Food Group Co. (1)	381	33,321
Pilgrim’s Pride Corp.	1	55
Post Holdings, Inc. (1)	268	29,257
Primo Brands Corp. – Class A	490	14,523
Reynolds Consumer Products, Inc.	1	32
Seaboard Corp. (3)	0	17
Seneca Foods Corp. – Class A (1)	2	228
Simply Good Foods Co. (1)	517	16,338
Smithfield Foods, Inc.	1	16
SpartanNash Co.	16	417
Spectrum Brands Holdings, Inc.	160	8,461
Sysco Corp.	394	29,845
The Campbell’s Co.	102	3,135
TreeHouse Foods, Inc. (1)	24	469
Turning Point Brands, Inc.	45	3,385
Tyson Foods, Inc. – Class A	8	435
United Natural Foods, Inc. (1)	29	686
Universal Corp.	12	686
US Foods Holding Corp. (1)	302	23,284
USANA Health Sciences, Inc. (1)	6	170
Utz Brands, Inc.	359	4,501
Village Super Market, Inc. – Class A	5	176
Waldencast Plc – Class A (1)	19	46
Walgreens Boots Alliance, Inc.	20	225
Weis Markets, Inc.	8	580
WK Kellogg Co.	2	36

Total Consumer Staples		396,605

Energy – 5.43%
Aemetis, Inc. (1)	1	2
Antero Midstream Corp.	9	177
Antero Resources Corp. (1)	284	11,451
APA Corp.	197	3,602
Ardmore Shipping Corp.	17	161
Atlas Energy Solutions, Inc. – Class A	10	139
Baker Hughes Co. – Class A	28	1,061
Berry Corp.	37	104
BKV Corp. (1)	8	192

The accompanying notes are an integral part of these financial statements.

494

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Borr Drilling Ltd. (1)	108	$197
Bristow Group, Inc. (1)	14	449
California Resources Corp.	32	1,453
Calumet, Inc. (1)	26	415
Centrus Energy Corp. – Class A (1)	2	293
ChampionX Corp.	196	4,868
Cheniere Energy, Inc.	3	823
Chord Energy Corp.	207	20,068
Civitas Resources, Inc.	219	6,025
Clean Energy Fuels Corp. (1)	85	166
CNX Resources Corp. (1)	69	2,322
Comstock Resources, Inc. (1)	11	305
Core Laboratories, Inc.	22	258
Core Natural Resources, Inc.	17	1,164
Coterra Energy, Inc.	441	11,183
Crescent Energy Co. – Class A	1,097	9,433
Devon Energy Corp.	17	553
DHT Holdings, Inc.	61	660
Diamondback Energy, Inc.	136	18,677
Diversified Energy Co. Plc	26	385
DMC Global, Inc. (1)	6	50
Dorian LPG Ltd.	18	434
DT Midstream, Inc.	3	309
Encore Energy Corp. (1)	87	249
Energy Fuels, Inc. (1)	73	419
Epsilon Energy Ltd.	7	51
EQT Corp.	342	19,955
Excelerate Energy, Inc. – Class A	11	333
Expand Energy Corp.	6	716
Expro Group Holdings NV (1)	774	6,649
FLEX LNG Ltd.	12	273
Flowco Holdings, Inc. – Class A	233	4,150
Forum Energy Technologies, Inc. (1)	5	98
FutureFuel Corp.	12	48
Geospace Technologies Corp. (1)	1	18
Gevo, Inc. (1)	109	144
Golar LNG Ltd.	48	1,972
Granite Ridge Resources, Inc.	24	153
Green Plains, Inc. (1)	32	193
Halliburton Co.	362	7,379
Helix Energy Solutions Group, Inc. (1)	53	330
Helmerich & Payne, Inc.	47	707
Hess Corp.	8	1,089
HF Sinclair Corp.	136	5,569
HighPeak Energy, Inc.	9	92
Infinity Natural Resources, Inc. – Class A (1)	104	1,898
Innovex International, Inc. (1)	18	288
International Seaways, Inc.	19	704
Kinder Morgan, Inc.	54	1,593
Kinetik Holdings, Inc. – Class A	6	259
Kolibri Global Energy, Inc. (1)	13	89
Kosmos Energy Ltd. (1)	228	393
Liberty Energy, Inc. – Class A	76	874
Mach Natural Resources LP	236	3,413
Magnolia Oil & Gas Corp. – Class A	1,119	25,144
Mammoth Energy Services, Inc. (1)	12	35
Marathon Petroleum Corp.	195	32,378
Matador Resources Co.	700	33,382
Murphy Oil Corp.	228	5,123
Nabors Industries Ltd. (1)	7	189

	Shares (000s)	Value (000s)
NACCO Industries, Inc. – Class A	2	$99
National Energy Services Reunited Corp. (1)	23	141
Natural Gas Services Group, Inc. (1)	4	93
Navigator Holdings Ltd.	15	215
New Fortress Energy, Inc. – Class A	81	270
NextNRG, Inc. (1)	5	15
Noble Corp. Plc	61	1,626
Nordic American Tankers Ltd.	96	252
Northern Oil & Gas, Inc.	425	12,037
NOV, Inc.	227	2,824
Occidental Petroleum Corp.	19	787
Oceaneering International, Inc. (1)	6	115
Oil States International, Inc. (1)	30	159
ONEOK, Inc.	116	9,488
Ovintiv, Inc.	100	3,800
Par Pacific Holdings, Inc. (1)	18	488
Patterson-UTI Energy, Inc.	170	1,007
PBF Energy, Inc. – Class A	40	875
Peabody Energy Corp.	60	805
Permian Resources Corp. – Class A	1,784	24,297
Phillips 66	132	15,698
Plains GP Holdings LP – Class A (1)	623	12,112
Prairie Operating Co. (1)	9	28
PrimeEnergy Resources Corp. (1)(3)	0	31
ProFrac Holding Corp. – Class A (1)	6	46
ProPetro Holding Corp. (1)	40	237
Range Resources Corp.	804	32,688
Ranger Energy Services, Inc. – Class A	9	108
REX American Resources Corp. (1)	5	252
Riley Exploration Permian, Inc.	5	141
RPC, Inc.	43	204
SandRidge Energy, Inc.	17	185
Scorpio Tankers, Inc.	91	3,560
SEACOR Marine Holdings, Inc. (1)	11	56
Seadrill Ltd. (1)	19	508
Select Water Solutions, Inc. – Class A	43	375
SFL Corp. Ltd. – Class B	58	480
Sitio Royalties Corp. – Class A	37	683
SM Energy Co.	56	1,382
Summit Midstream Corp. (1)	5	110
Talos Energy, Inc. (1)	59	498
TechnipFMC Plc	1,422	48,986
Teekay Corp. Ltd.	26	213
Teekay Tankers Ltd. – Class A	12	494
TETRA Technologies, Inc. (1)	60	203
Tidewater, Inc. (1)	142	6,537
Transocean Ltd. (1)	364	942
TXO Partners LP	122	1,840
Ur-Energy, Inc. (1)	1	1
VAALCO Energy, Inc.	44	157
Valaris Ltd. (1)	31	1,311
Valero Energy Corp.	34	4,596
Viper Energy, Inc. – Class A	210	8,002
Vital Energy, Inc. (1)	15	236
Vitesse Energy, Inc.	13	297
W&T Offshore, Inc.	47	77
Weatherford International Plc	2	99
World Kinect Corp.	210	5,955

Total Energy		462,449

The accompanying notes are an integral part of these financial statements.

495

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Financials – 21.53%
1st Source Corp.	9	$580
Acacia Research Corp. (1)	16	57
ACNB Corp.	5	209
ACRES Commercial Realty Corp. (1)	3	51
Advanced Flower Capital, Inc.	10	44
Affiliated Managers Group, Inc.	102	20,006
Affirm Holdings, Inc. – Class A (1)	3	210
AG Mortgage Investment Trust, Inc.	15	116
AGNC Investment Corp.	26	241
Alerus Financial Corp.	11	229
Allstate Corp.	7	1,483
Ally Financial, Inc.	188	7,320
AlTi Global, Inc. (1)	20	81
Amalgamated Financial Corp.	12	359
Ambac Financial Group, Inc. (1)	23	161
Amerant Bancorp, Inc. – Class A	11	192
American Coastal Insurance Corp.	7	76
American Financial Group, Inc.	27	3,468
American International Group, Inc.	577	49,399
Ameriprise Financial, Inc.	85	45,541
Ameris Bancorp	164	10,636
AMERISAFE, Inc.	4	191
Ames National Corp.	4	74
Angel Oak Mortgage REIT, Inc.	4	40
Annaly Capital Management, Inc.	202	3,799
Apollo Commercial Real Estate Finance, Inc.	35	340
Arbor Realty Trust, Inc.	76	818
Arch Capital Group Ltd.	10	929
Ares Commercial Real Estate Corp.	27	129
Ares Management Corp. – Class A	66	11,403
ARMOUR Residential REIT, Inc.	39	663
Arrow Financial Corp.	8	199
Artisan Partners Asset Management, Inc. – Class A	14	600
Aspen Insurance Holdings Ltd. – Class A (1)	299	9,410
Associated Banc-Corp.	329	8,016
Assurant, Inc.	1	291
Assured Guaranty Ltd.	1	116
Atlantic Union Bankshares Corp.	443	13,851
Atlanticus Holdings Corp. (1)	3	140
Axis Capital Holdings Ltd.	329	34,114
Axos Financial, Inc. (1)	102	7,732
Bakkt Holdings, Inc. – Class A (1)	2	22
Baldwin Insurance Group, Inc. – Class A (1)	14	588
Banc of California, Inc.	458	6,439
BancFirst Corp.	13	1,629
Banco Latinoamericano de Comercio Exterior SA – Class E	14	564
Bank First Corp.	4	438
Bank of Hawaii Corp.	4	301
Bank of Marin Bancorp	8	175
Bank of New York Mellon Corp.	174	15,885
Bank of NT Butterfield & Son Ltd.	21	936
Bank OZK	3	143
Bank7 Corp.	2	94
BankFinancial Corp.	4	43
BankUnited, Inc.	35	1,244
Bankwell Financial Group, Inc.	3	112

	Shares (000s)	Value (000s)
Banner Corp.	16	$1,054
Bar Harbor Bankshares	8	232
BayCom Corp.	5	142
BCB Bancorp, Inc.	9	73
Berkshire Hills Bancorp, Inc.	20	494
Better Home & Finance Holding Co. (1)	2	27
Blackstone Mortgage Trust, Inc. – Class A	80	1,545
Block, Inc. – Class A (1)	10	649
Blue Foundry Bancorp (1)	9	85
Blue Owl Capital Corp.	243	3,489
Blue Owl Capital, Inc. – Class A	1,108	21,286
Blue Ridge Bankshares, Inc. (1)	28	101
BOK Financial Corp.	1	64
Bowhead Specialty Holdings, Inc. (1)	12	432
Bread Financial Holdings, Inc.	13	727
Bridgewater Bancshares, Inc. (1)	6	90
Brighthouse Financial, Inc. (1)	2	92
BrightSpire Capital, Inc. – Class A	62	311
Brookline Bancorp, Inc.	42	440
Brown & Brown, Inc.	105	11,664
Burford Capital Ltd.	34	487
Burke & Herbert Financial Services Corp.	6	381
Business First Bancshares, Inc.	14	337
BV Financial, Inc. (1)	4	59
Byline Bancorp, Inc.	14	372
C&F Financial Corp.	1	91
Cadence Bank	635	20,322
California BanCorp (1)	9	141
Camden National Corp.	8	328
Cannae Holdings, Inc.	28	585
Capital Bancorp, Inc.	4	144
Capital City Bank Group, Inc.	7	259
Capital One Financial Corp.	31	6,503
Capitol Federal Financial, Inc.	59	358
Carlyle Group, Inc.	449	23,054
Carter Bankshares, Inc. (1)	10	165
Cass Information Systems, Inc.	1	50
Cathay General Bancorp	353	16,068
CB Financial Services, Inc.	2	59
CBOE Global Markets, Inc.	3	681
Central Pacific Financial Corp.	12	349
CF Bankshares, Inc.	2	42
Chain Bridge Bancorp, Inc. – Class A (1)	1	28
Chemung Financial Corp.	2	97
Chicago Atlantic Real Estate Finance, Inc.	9	119
Chimera Investment Corp.	39	547
ChoiceOne Financial Services, Inc.	7	193
Cincinnati Financial Corp.	4	645
Citizens & Northern Corp.	7	134
Citizens Community Bancorp, Inc.	4	58
Citizens Financial Group, Inc.	228	10,219
Citizens Financial Services, Inc.	2	131
Citizens, Inc. – Class A (1)	22	78
City Holding Co.	3	309
Civista Bancshares, Inc.	8	186
Claros Mortgage Trust, Inc.	45	129
CNA Financial Corp.	76	3,522
CNB Financial Corp.	10	236
CNO Financial Group, Inc.	157	6,059
Cohen & Steers, Inc.	1	86

The accompanying notes are an integral part of these financial statements.

496

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Coinbase Global, Inc. – Class A (1)	5	$1,817
Colony Bankcorp, Inc.	8	134
Columbia Banking System, Inc.	906	21,178
Columbia Financial, Inc. (1)	12	173
Comerica, Inc.	344	20,496
Commerce Bancshares, Inc.	3	209
Community Financial System, Inc.	20	1,146
Community Trust Bancorp, Inc.	8	408
Community West Bancshares	6	125
Compass Diversified Holdings	466	2,926
ConnectOne Bancorp, Inc.	18	411
Consumer Portfolio Services, Inc. (1)	5	47
Corebridge Financial, Inc.	184	6,525
Credit Acceptance Corp. (1)(3)	0	87
Cullen/Frost Bankers, Inc.	2	213
Customers Bancorp, Inc. (1)	13	780
CVB Financial Corp.	1,483	29,348
Diamond Hill Investment Group, Inc.	1	151
DigitalBridge Group, Inc.	82	853
Dime Community Bancshares, Inc.	16	434
Donegal Group, Inc. – Class A	9	171
Donnelley Financial Solutions, Inc. (1)	4	222
Dynex Capital, Inc.	51	618
Eagle Bancorp Montana, Inc.	3	53
Eagle Bancorp, Inc.	12	225
Eagle Financial Services, Inc.	2	70
East West Bancorp, Inc.	350	35,365
Eastern Bankshares, Inc.	658	10,043
ECB Bancorp, Inc. (1)	4	61
eHealth, Inc. (1)	14	60
Ellington Financial, Inc.	45	588
Employers Holdings, Inc.	11	507
Enact Holdings, Inc.	14	532
Encore Capital Group, Inc. (1)	11	428
Enstar Group Ltd. (1)	6	1,968
Enterprise Bancorp, Inc.	5	203
Enterprise Financial Services Corp.	18	1,003
Equitable Holdings, Inc.	220	12,355
Equity Bancshares, Inc. – Class A	8	329
ESSA Bancorp, Inc.	5	92
Essent Group Ltd.	116	7,071
Euronet Worldwide, Inc. (1)	116	11,709
Evercore, Inc. – Class A	97	26,270
Everest Group Ltd.	13	4,461
EVERTEC, Inc.	376	13,541
F&G Annuities & Life, Inc.	10	307
FactSet Research Systems, Inc.	1	441
Farmers & Merchants Bancorp, Inc.	6	147
Farmers National Banc Corp.	17	238
FB Bancorp, Inc. (1)	8	95
FB Financial Corp.	17	786
Federal Agricultural Mortgage Corp. – Class C (3)	0	92
Federated Hermes, Inc. – Class B	152	6,728
Fidelis Insurance Holdings Ltd.	204	3,385
Fidelity D&D Bancorp, Inc.	3	116
Fidelity National Financial, Inc.	7	406
Fidelity National Information Services, Inc.	262	21,331
Fifth Third Bancorp	467	19,214

	Shares (000s)	Value (000s)
Finance Of America Companies, Inc. – Class A (1)	2	$51
Financial Institutions, Inc.	9	233
Finward Bancorp	1	38
Finwise Bancorp (1)	1	21
First American Financial Corp.	218	13,403
First Bancorp	19	845
First Bancorp	322	6,714
First Bancorp, Inc.	5	129
First Bank	11	164
First Busey Corp.	41	945
First Business Financial Services, Inc.	4	202
First Capital, Inc.	1	60
First Citizens BancShares, Inc. – Class A (3)	0	538
First Commonwealth Financial Corp.	49	800
First Community Bankshares, Inc.	7	294
First Community Corp.	2	57
First Financial Bancorp	46	1,110
First Financial Corp.	5	276
First Foundation, Inc. (1)	30	151
First Hawaiian, Inc.	490	12,229
First Horizon Corp.	420	8,912
First Internet Bancorp	3	69
First Interstate BancSystem, Inc. – Class A	418	12,044
First Merchants Corp.	93	3,579
First Mid Bancshares, Inc.	10	385
First National Corp.	3	61
First Savings Financial Group, Inc.	3	63
First United Corp.	3	89
First Western Financial, Inc. (1)	3	61
Firstsun Capital Bancorp (1)	6	206
Five Star Bancorp	4	102
Flagstar Financial, Inc.	147	1,563
Flushing Financial Corp.	15	181
Flywire Corp. (1)	6	66
FNB Corp.	1,065	15,523
Forge Global Holdings, Inc. (1)	5	94
Franklin BSP Realty Trust, Inc.	41	436
Franklin Financial Services Corp.	2	64
Franklin Resources, Inc.	9	203
Freedom Holding Corp. (1)(3)	0	11
FS Bancorp, Inc.	3	133
FS KKR Capital Corp.	122	2,534
Fulton Financial Corp.	83	1,495
FVCBankcorp, Inc. (1)	8	100
GBank Financial Holdings, Inc. (1)	4	136
GCM Grosvenor, Inc. – Class A	2	27
Genworth Financial, Inc. – Class A (1)	601	4,677
German American Bancorp, Inc.	17	672
Glacier Bancorp, Inc.	449	19,327
Global Payments, Inc.	7	545
Globe Life, Inc.	2	299
GoHealth, Inc. – Class A (1)	2	12
Goosehead Insurance, Inc. – Class A	2	253
Great Southern Bancorp, Inc.	4	242
Green Dot Corp. – Class A (1)	27	289
Greene County Bancorp, Inc.	1	23
Greenlight Capital Re Ltd. – Class A (1)	14	202
Guaranty Bancshares, Inc.	4	175
HA Sustainable Infrastructure Capital, Inc.	59	1,596

The accompanying notes are an integral part of these financial statements.

497

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Hamilton Insurance Group Ltd. – Class B (1)	195	$4,225
Hamilton Lane, Inc. – Class A (3)	0	55
Hancock Whitney Corp.	246	14,139
Hanmi Financial Corp.	14	354
Hanover Bancorp, Inc.	2	44
Hanover Insurance Group, Inc.	57	9,766
HarborOne Bancorp, Inc.	18	210
Hartford Insurance Group, Inc.	261	33,086
Hawthorn Bancshares, Inc.	2	71
HBT Financial, Inc.	7	165
Heritage Commerce Corp.	29	291
Heritage Financial Corp.	16	392
Heritage Insurance Holdings, Inc. (1)	3	67
Hilltop Holdings, Inc.	23	687
Hingham Institution for Savings	1	167
Hippo Holdings, Inc. (1)	4	113
Home Bancorp, Inc.	3	178
Home Bancshares, Inc.	497	14,133
HomeStreet, Inc. (1)	10	131
HomeTrust Bancshares, Inc.	8	291
Hope Bancorp, Inc.	57	607
Horace Mann Educators Corp.	19	835
Horizon Bancorp, Inc.	22	331
Houlihan Lokey, Inc. – Class A	1	167
Huntington Bancshares, Inc.	1,447	24,254
Independent Bank Corp.	10	323
Independent Bank Corp.	168	10,533
International Bancshares Corp.	145	9,621
Invesco Ltd.	10	161
Invesco Mortgage Capital, Inc.	35	275
Investar Holding Corp.	5	91
Investors Title Co.	1	132
Jack Henry & Associates, Inc.	2	365
Jackson Financial, Inc. – Class A	102	9,014
James River Group Holdings Ltd.	19	110
Janus Henderson Group Plc	4	136
Jefferies Financial Group, Inc.	3	177
John Marshall Bancorp, Inc.	6	114
Kearny Financial Corp.	26	168
Kemper Corp.	102	6,598
Kestrel Group Ltd. (1)	2	65
KeyCorp	26	456
Kingstone Companies, Inc. (1)	1	13
KKR Real Estate Finance Trust, Inc.	27	239
Ladder Capital Corp. – Class A	57	616
Lakeland Financial Corp.	230	14,142
Landmark Bancorp, Inc.	3	70
Lazard, Inc. – Class A	2	119
LCNB Corp.	6	88
LendingClub Corp. (1)	55	661
LendingTree, Inc. (1)	1	19
Lincoln National Corp.	309	10,695
LINKBANCORP, Inc.	10	75
Live Oak Bancshares, Inc.	10	289
loanDepot, Inc. – Class A (1)	38	49
Loews Corp.	5	442
LPL Financial Holdings, Inc.	130	48,605
Lument Finance Trust, Inc.	27	60
M&T Bank Corp.	5	879
MainStreet Bancshares, Inc.	3	52

	Shares (000s)	Value (000s)
Marex Group Plc	75	$2,961
Markel Group, Inc. (1)	12	24,927
MarketAxess Holdings, Inc.	1	227
MarketWise, Inc.	1	28
Marqeta, Inc. – Class A (1)	101	587
MBIA, Inc. (1)	22	97
Medallion Financial Corp.	9	89
Mercantile Bank Corp.	8	369
Merchants Bancorp	13	414
Mercury General Corp.	13	897
Meridian Corp.	4	46
Metrocity Bankshares, Inc.	4	124
Metropolitan Bank Holding Corp. (1)	4	263
MFA Financial, Inc.	50	476
MGIC Investment Corp.	280	7,804
Mid Penn Bancorp, Inc.	10	285
Middlefield Banc Corp.	3	103
Midland States Bancorp, Inc.	10	178
MidWestOne Financial Group, Inc.	10	278
Morningstar, Inc. (3)	0	64
Mr Cooper Group, Inc. (1)	165	24,673
MSCI, Inc. – Class A	1	613
MVB Financial Corp.	6	137
Nasdaq, Inc.	288	25,720
National Bank Holdings Corp. – Class A	18	684
National Bankshares, Inc.	3	76
Navient Corp.	259	3,657
NB Bancorp, Inc. (1)	17	298
NBT Bancorp, Inc.	220	9,126
NCR Atleos Corp. (1)	435	12,423
Nelnet, Inc. – Class A	7	816
New York Mortgage Trust, Inc.	40	267
NewtekOne, Inc.	13	144
Nexpoint Real Estate Finance, Inc.	5	66
NI Holdings, Inc. (1)	4	51
Nicolet Bankshares, Inc.	17	2,115
NMI Holdings, Inc. – Class A (1)	38	1,615
Northeast Bank	1	132
Northeast Community Bancorp, Inc.	7	155
Northern Trust Corp.	5	686
Northfield Bancorp, Inc.	17	191
Northpointe Bancshares, Inc.	5	66
Northrim BanCorp, Inc.	1	129
Northwest Bancshares, Inc.	60	768
Norwood Financial Corp.	4	93
Oak Valley Bancorp	3	89
OceanFirst Financial Corp.	29	504
OFG Bancorp	21	891
Ohio Valley Banc Corp.	2	62
Old National Bancorp	1,853	39,544
Old Point Financial Corp.	1	44
Old Republic International Corp.	242	9,301
Old Second Bancorp, Inc.	21	378
OneMain Holdings, Inc. – Class A	3	187
Onity Group, Inc. (1)	3	124
OP Bancorp	5	69
Open Lending Corp. – Class A (1)	48	93
Oportun Financial Corp. (1)	16	116
Orange County Bancorp, Inc.	4	92
Orchid Island Capital, Inc. – Class A	51	354

The accompanying notes are an integral part of these financial statements.

498

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Origin Bancorp, Inc.	261	$9,321
Orrstown Financial Services, Inc.	9	275
P10, Inc. – Class A	774	7,912
Pacific Premier Bancorp, Inc.	631	13,313
Pagseguro Digital Ltd. – Class A	33	319
Park National Corp.	7	1,212
Parke Bancorp, Inc.	5	109
Paysafe Ltd. (1)	17	210
PCB Bancorp	5	111
Peapack Gladstone Financial Corp.	5	141
PennantPark Investment Corp.	164	1,118
Penns Woods Bancorp, Inc.	3	104
PennyMac Financial Services, Inc.	92	9,156
PennyMac Mortgage Investment Trust	44	566
Peoples Bancorp of North Carolina, Inc.	2	65
Peoples Bancorp, Inc.	17	516
Peoples Financial Services Corp.	4	185
Pinnacle Financial Partners, Inc.	2	217
Pioneer Bancorp, Inc. (1)	5	60
Plumas Bancorp	3	122
Ponce Financial Group, Inc. (1)	10	134
Popular, Inc.	241	26,513
PRA Group, Inc. (1)	19	282
Preferred Bank	3	270
Primerica, Inc.	1	264
Primis Financial Corp.	9	99
Princeton Bancorp, Inc.	2	67
Principal Financial Group, Inc.	6	504
ProAssurance Corp. (1)	24	545
PROG Holdings, Inc.	20	575
Prosperity Bancshares, Inc.	182	12,811
Provident Bancorp, Inc. (1)	8	100
Provident Financial Services, Inc.	52	917
Prudential Financial, Inc.	10	1,074
QCR Holdings, Inc.	8	554
Radian Group, Inc.	69	2,471
Raymond James Financial, Inc.	5	784
RBB Bancorp	9	146
Ready Capital Corp.	82	360
Red River Bancshares, Inc.	2	137
Redwood Trust, Inc.	64	378
Regional Management Corp.	4	118
Regions Financial Corp.	503	11,838
Reinsurance Group of America, Inc. – Class A	181	35,965
RenaissanceRe Holdings Ltd.	41	9,877
Renasant Corp.	45	1,626
Repay Holdings Corp. – Class A (1)	570	2,745
Republic Bancorp, Inc. – Class A	4	294
Rhinebeck Bancorp, Inc. (1)	3	35
Richmond Mutual Bancorporation, Inc.	5	63
Rithm Capital Corp.	15	171
Rithm Property Trust, Inc.	17	47
Riverview Bancorp, Inc.	9	49
RLI Corp.	2	158
Robinhood Markets, Inc. – Class A (1)	18	1,672
Rocket Companies, Inc. – Class A	969	13,746
S&T Bancorp, Inc.	18	690
Safety Insurance Group, Inc.	7	581
SB Financial Group, Inc.	3	52

	Shares (000s)	Value (000s)
Seacoast Banking Corp. of Florida	41	$1,126
Security National Financial Corp. – Class A (1)	7	65
SEI Investments Co.	3	258
Selective Insurance Group, Inc.	160	13,899
Selectquote, Inc. (1)	21	50
Seven Hills Realty Trust	8	94
Sezzle, Inc. (1)	1	119
Shore Bancshares, Inc.	12	195
Siebert Financial Corp. (1)	6	29
Sierra Bancorp	7	203
Silvercrest Asset Management Group, Inc. – Class A	4	58
Simmons First National Corp. – Class A	60	1,143
SiriusPoint Ltd. (1)	163	3,315
Slide Insurance Holdings, Inc. (1)	103	2,223
SLM Corp.	823	26,983
SmartFinancial, Inc.	6	206
SoFi Technologies, Inc. (1)	26	466
Sound Financial Bancorp, Inc.	1	54
South Plains Financial, Inc.	6	230
South State Corp.	222	20,420
Southern First Bancshares, Inc. (1)	4	145
Southern Missouri Bancorp, Inc.	4	239
Southern States Bancshares, Inc.	4	153
Southside Bancshares, Inc.	14	399
SR Bancorp, Inc.	3	41
Starwood Property Trust, Inc.	9	181
State Street Corp.	200	21,232
Stellar Bancorp, Inc.	23	638
Sterling Bancorp, Inc. (1)(2)(3)	10	—
Stewart Information Services Corp.	111	7,229
Stifel Financial Corp.	221	22,942
Stock Yards Bancorp, Inc.	1	80
StoneX Group, Inc. (1)	81	7,426
Sunrise Realty Trust, Inc.	5	51
SWK Holdings Corp.	1	16
Synchrony Financial	829	55,305
Synovus Financial Corp.	4	201
T Rowe Price Group, Inc.	6	592
Texas Capital Bancshares, Inc. (1)	143	11,378
TFS Financial Corp.	1	19
Third Coast Bancshares, Inc. (1)	6	206
Timberland Bancorp, Inc.	4	110
Tiptree, Inc.	8	200
Tompkins Financial Corp.	7	411
Towne Bank	35	1,190
TPG RE Finance Trust, Inc.	33	258
TPG, Inc. – Class A (3)	0	13
Tradeweb Markets, Inc. – Class A	280	40,934
Travelers Companies, Inc.	45	12,055
TriCo Bancshares	15	612
Triller Group, Inc. (1)	41	39
Triumph Financial, Inc. (1)	6	323
Truist Financial Corp.	141	6,049
TrustCo Bank Corp. NY	9	300
Trustmark Corp.	28	1,027
Two Harbors Investment Corp.	537	5,788
UMB Financial Corp.	233	24,509
United Bankshares, Inc.	428	15,609

The accompanying notes are an integral part of these financial statements.

499

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
United Community Banks, Inc.	404	$12,024
United Fire Group, Inc.	11	302
United Security Bancshares	8	65
Unity Bancorp, Inc.	2	104
Universal Insurance Holdings, Inc.	35	960
Univest Financial Corp.	15	436
Unum Group	103	8,284
USCB Financial Holdings, Inc.	3	52
UWM Holdings Corp.	4	16
Valley National Bancorp	178	1,592
Velocity Financial, Inc. (1)	5	96
Veritex Holdings, Inc.	25	664
Virginia National Bankshares Corp.	2	80
Virtu Financial, Inc. – Class A	2	103
Virtus Investment Partners, Inc.	3	580
Voya Financial, Inc.	173	12,295
Vroom, Inc. (1)	1	15
WaFd, Inc.	35	1,036
Walker & Dunlop, Inc.	16	1,129
Washington Trust Bancorp, Inc.	9	252
Waterstone Financial, Inc.	8	107
Webster Financial Corp.	452	24,671
WesBanco, Inc.	44	1,385
West BanCorp, Inc.	7	130
Westamerica BanCorp	12	581
Western Alliance Bancorp	461	35,945
Western New England Bancorp, Inc.	8	77
Western Union Co.	190	1,604
Westwood Holdings Group, Inc.	3	40
WEX, Inc. (1)	56	8,158
White Mountains Insurance Group Ltd. (3)	0	124
Willis Towers Watson Plc	55	16,734
Wintrust Financial Corp.	2	227
World Acceptance Corp. (1)	2	272
WR Berkley Corp.	8	624
WSFS Financial Corp.	27	1,463
XP, Inc. – Class A	11	214
Zions Bancorp N.A.	778	40,389

Total Financials		1,834,523

Healthcare – 6.13%
10X Genomics, Inc. – Class A (1)	37	432
4D Molecular Therapeutics, Inc. (1)	19	70
89bio, Inc. (1)	39	387
Aardvark Therapeutics, Inc. (1)	1	11
Abeona Therapeutics, Inc. (1)	3	17
Absci Corp. (1)	10	26
Acadia Healthcare Co., Inc. (1)	3	58
Aclaris Therapeutics, Inc. (1)	42	60
Acrivon Therapeutics, Inc. (1)	1	1
Acumen Pharmaceuticals, Inc. (1)	1	1
AdaptHealth Corp. – Class A (1)	44	419
Addus HomeCare Corp. (1)	119	13,716
Aduro Bioteech, Inc. (1)(2)	1	2
Adverum Biotechnologies, Inc. (1)	1	2
Agenus, Inc. (1)	1	4
Agilent Technologies, Inc.	110	12,953
Agios Pharmaceuticals, Inc. (1)	28	916
AirSculpt Technologies, Inc. (1)	3	16
Akebia Therapeutics, Inc. (1)	107	390

	Shares (000s)	Value (000s)
Aldeyra Therapeutics, Inc. (1)	5	$21
Alector, Inc. (1)	46	65
Align Technology, Inc. (1)	2	361
Alimera Sciences, Inc. (1)(2)(3)	3	0
Alkermes Plc (1)	20	562
Allogene Therapeutics, Inc. (1)	72	81
Alto Neuroscience, Inc. (1)	1	2
Alumis, Inc. (1)	22	65
Amedisys, Inc. (1)	1	87
AMN Healthcare Services, Inc. (1)	18	379
Amneal Pharmaceuticals, Inc. (1)	10	79
Amphastar Pharmaceuticals, Inc. (1)	17	380
Amylyx Pharmaceuticals, Inc. (1)	7	44
AngioDynamics, Inc. (1)	15	145
Anika Therapeutics, Inc. (1)	5	55
Annexon, Inc. (1)	50	120
Applied Therapeutics, Inc. (1)	4	1
Aquestive Therapeutics, Inc. (1)	30	99
Arbutus Biopharma Corp. (1)	5	17
Arcturus Therapeutics Holdings, Inc. (1)	7	97
Arcus Biosciences, Inc. (1)	9	70
Ardent Health, Inc. (1)	11	144
Artiva Biotherapeutics, Inc. (1)(3)	0	1
Artivion, Inc. (1)	3	106
Arvinas, Inc. (1)	28	208
Astria Therapeutics, Inc. (1)	20	108
Atea Pharmaceuticals, Inc. (1)	36	130
Atossa Therapeutics, Inc. (1)	1	1
aTyr Pharma, Inc. (1)	3	15
Aura Biosciences, Inc. (1)	12	78
Avanos Medical, Inc. (1)	22	263
Avantor, Inc. (1)	18	248
Aveanna Healthcare Holdings, Inc. (1)	5	25
Avidity Biosciences, Inc. (1)	4	127
Azenta, Inc. (1)	17	531
Baxter International, Inc.	180	5,447
Beta Bionics, Inc. (1)	1	10
Bicara Therapeutics, Inc. (1)	15	143
BioAge Labs, Inc. (1)	11	46
Biogen, Inc. (1)	33	4,142
BioMarin Pharmaceutical, Inc. (1)	5	290
Bio-Rad Laboratories, Inc. – Class A (1)	1	132
Biote Corp. – Class A (1)	9	35
Bio-Techne Corp.	4	222
Black Diamond Therapeutics, Inc. (1)(3)	0	0
Boston Scientific Corp. (1)	167	17,905
Brookdale Senior Living, Inc. (1)	13	90
Bruker Corp.	3	118
C4 Therapeutics, Inc. (1)	2	3
Cabaletta Bio, Inc. (1)	1	1
CAMP4 Therapeutics Corp. (1)	1	1
Candel Therapeutics, Inc. (1)	4	18
Cardiff Oncology, Inc. (1)	17	53
Cardinal Health, Inc.	43	7,198
Cargo Therapeutics, Inc. (1)	18	75
Caribou Biosciences, Inc. (1)	4	5
Cartesian Therapeutics, Inc. (1)	4	38
Castle Biosciences, Inc. (1)	14	278
Celcuity, Inc. (1)	1	9
Celldex Therapeutics, Inc. (1)	31	637

The accompanying notes are an integral part of these financial statements.

500

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Cencora, Inc. – Class A	88	$26,295
Centene Corp. (1)	231	12,532
Century Therapeutics, Inc. (1)	3	2
Certara, Inc. (1)	3	39
Charles River Laboratories International, Inc. (1)	1	206
Chemed Corp. (3)	0	175
Chinook Therapeutics, Inc. (1)(2)	17	3
Cibus, Inc. – Class A (1)	2	2
Cidara Therapeutics, Inc. (1)	8	393
Climb Bio, Inc. (1)	1	1
Codexis, Inc. (1)	8	20
Cogent Biosciences, Inc. (1)	3	22
Coherus Oncology, Inc. (1)	36	26
Community Health Systems, Inc. (1)	21	73
Compass Therapeutics, Inc. (1)	21	56
Concentra Group Holdings Parent, Inc.	464	9,544
CONMED Corp.	164	8,529
Cooper Companies, Inc. (1)	6	398
Corbus Pharmaceuticals Holdings, Inc. (1)(3)	0	3
CRISPR Therapeutics AG (1)	30	1,482
Cross Country Healthcare, Inc. (1)	15	197
CryoPort, Inc. (1)	18	133
Cullinan Therapeutics, Inc. (1)	24	182
Cytek Biosciences, Inc. (1)	60	203
Cytokinetics, Inc. (1)	50	1,654
DaVita, Inc. (1)	38	5,427
Day One Biopharmaceuticals, Inc. (1)	32	210
Definitive Healthcare Corp. – Class A (1)	18	68
Denali Therapeutics, Inc. (1)	60	837
Dentsply Sirona, Inc.	5	85
Design Therapeutics, Inc. (1)	18	60
Dianthus Therapeutics, Inc. (1)	9	159
DocGo, Inc. (1)	51	79
Dyne Therapeutics, Inc. (1)	31	291
Editas Medicine, Inc. – Class A (1)	40	88
Elanco Animal Health, Inc. (1)	14	197
Eledon Pharmaceuticals, Inc. (1)	26	70
Elevation Oncology, Inc. (1)(3)	1	0
Embecta Corp.	453	4,389
Emergent BioSolutions, Inc. (1)	24	151
Enanta Pharmaceuticals, Inc. (1)	11	86
Encompass Health Corp.	3	340
Enhabit, Inc. (1)	24	228
Enovis Corp. (1)	571	17,903
Entrada Therapeutics, Inc. (1)	15	102
Envista Holdings Corp. (1)	869	16,988
Erasca, Inc. (1)	80	101
Esperion Therapeutics, Inc. (1)	62	61
Evolent Health, Inc. – Class A (1)	38	427
Exact Sciences Corp. (1)	5	260
Exelixis, Inc. (1)	263	11,610
EyePoint Pharmaceuticals, Inc. (1)	29	277
Fate Therapeutics, Inc. (1)	62	70
Fennec Pharmaceuticals, Inc. (1)	8	66
Foghorn Therapeutics, Inc. (1)	4	21
Fortrea Holdings, Inc. (1)	44	217
Fractyl Health, Inc. (1)(3)	0	1
Fulcrum Therapeutics, Inc. (1)	24	163
Fulgent Genetics, Inc. (1)	10	204

	Shares (000s)	Value (000s)
GE HealthCare Technologies, Inc.	13	$945
Generation Bio Co. (1)	5	2
Globus Medical, Inc. – Class A (1)	3	178
GRAIL, Inc. (1)	14	729
Haemonetics Corp. (1)	149	11,095
Harmony Biosciences Holdings, Inc. (1)	147	4,633
Harvard Bioscience, Inc. (1)	3	1
Health Catalyst, Inc. (1)	32	122
HealthStream, Inc.	7	187
Henry Schein, Inc. (1)	3	223
Heron Therapeutics, Inc. (1)	65	134
Hologic, Inc. (1)	6	405
Humacyte, Inc. (1)	46	95
Humana, Inc.	61	14,891
ICON Plc (1)	112	16,271
Icosavax, Inc. (1)(2)	11	3
ICU Medical, Inc. (1)	85	11,203
Ideaya Biosciences, Inc. (1)	40	842
IGM Biosciences, Inc. (1)(3)	0	0
Illumina, Inc. (1)	125	11,913
ImmunityBio, Inc. (1)	21	55
Incyte Corp. (1)	161	10,996
Indivior Plc (1)	8	114
Inhibikase Therapeutics, Inc. (1)	24	46
Inhibrx Biosciences, Inc. (1)	4	62
Inhibrx, Inc. (1)(2)	5	3
Inmode Ltd. (1)	1	20
Innovage Holding Corp. (1)	7	26
Innoviva, Inc. (1)	4	75
Inogen, Inc. (1)	12	83
Inovio Pharmaceuticals, Inc. (1)	1	2
Insmed, Inc. (1)(3)	0	31
Integer Holdings Corp. (1)	150	18,430
Integra LifeSciences Holdings Corp. (1)	33	400
Intellia Therapeutics, Inc. (1)	50	470
Invivyd, Inc. (1)	8	6
Ionis Pharmaceuticals, Inc. (1)(3)	0	11
Iovance Biotherapeutics, Inc. (1)	122	210
IQVIA Holdings, Inc. (1)	5	770
Ironwood Pharmaceuticals, Inc. – Class A (1)	8	6
iTeos Therapeutics, Inc. (1)	14	143
Jade Biosciences, Inc.	12	123
Janux Therapeutics, Inc. (1)	13	295
Jazz Pharmaceuticals Plc (1)	104	11,061
Keros Therapeutics, Inc. (1)	16	215
Kestra Medical Technologies Ltd. (1)	1	16
Kodiak Sciences, Inc. (1)	15	56
Korro Bio, Inc. (1)	3	43
Kura Oncology, Inc. (1)	38	217
Kyverna Therapeutics, Inc. (1)	1	3
Labcorp Holdings, Inc.	56	14,828
Lantheus Holdings, Inc. (1)	195	15,944
Larimar Therapeutics, Inc. (1)	20	57
Lexeo Therapeutics, Inc. (1)	11	45
Lifecore Biomedical, Inc. (1)	4	31
LifeMD, Inc. (1)	6	85
LifeStance Health Group, Inc. (1)	28	147
Ligand Pharmaceuticals, Inc. (1)	8	925
LivaNova Plc (1)	103	4,645
Lucid Diagnostics, Inc. (1)	17	19

The accompanying notes are an integral part of these financial statements.

501

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
MacroGenics, Inc. (1)	1	$1
Maravai LifeSciences Holdings, Inc. – Class A (1)	58	140
MaxCyte, Inc. (1)	46	101
Maze Therapeutics, Inc. (1)	4	45
MBX Biosciences, Inc. (1)	7	81
McKesson Corp.	13	9,680
MediWound Ltd. (1)	1	18
MeiraGTx Holdings Plc (1)	5	34
Merit Medical Systems, Inc. (1)	2	186
Mersana Therapeutics, Inc. (1)	7	2
Metagenomi, Inc. (1)(3)	0	1
Metsera, Inc. (1)	4	107
Mettler-Toledo International, Inc. (1)	1	681
Mind Medicine MindMed, Inc. (1)	25	160
Moderna, Inc. (1)	10	273
ModivCare, Inc. (1)	1	2
Molina Healthcare, Inc. (1)	33	9,867
Monte Rosa Therapeutics, Inc. (1)	23	103
Myriad Genetics, Inc. (1)	43	230
Nano-X Imaging Ltd. (1)	23	120
National HealthCare Corp.	6	651
Nautilus Biotechnology, Inc. – Class A (1)	4	3
Nektar Therapeutics – Class A (1)(3)	0	10
Neogen Corp. (1)	104	497
NeoGenomics, Inc. (1)	57	416
Neurocrine Biosciences, Inc. (1)(3)	0	49
Neurogene, Inc. (1)	5	70
Nkarta, Inc. (1)	24	40
Novavax, Inc. (1)	13	81
Nurix Therapeutics, Inc. (1)	36	410
Nuvation Bio, Inc. (1)	110	214
Olema Pharmaceuticals, Inc. (1)	28	121
Omeros Corp. (1)	3	10
OmniAb, Inc. (1)	46	80
OmniAb, Inc. – Class CR3 (1)(2)(3)(6)	2	—
OmniAb, Inc. – Class CR4 (1)(2)(3)(6)	2	—
Omnicell, Inc. (1)	23	665
OPKO Health, Inc. (1)	174	230
Option Care Health, Inc. (1)	315	10,240
OraSure Technologies, Inc. (1)	33	100
Organon & Co.	623	6,034
ORIC Pharmaceuticals, Inc. (1)	16	158
Orthofix Medical, Inc. (1)	18	204
OrthoPediatrics Corp. (1)	6	132
Oruka Therapeutics, Inc.	11	129
Outlook Therapeutics, Inc. (1)(3)	0	0
Outset Medical, Inc. (1)	4	74
Owens & Minor, Inc. (1)	36	329
Pacific Biosciences of California, Inc. (1)	137	170
Pacira BioSciences, Inc. (1)	21	491
PACS Group, Inc. (1)	1	19
Pediatrix Medical Group, Inc. (1)	41	585
Performant Healthcare, Inc. (1)	8	30
Perrigo Co. Plc	4	106
Personalis, Inc. (1)	19	126
Perspective Therapeutics, Inc. (1)	28	97
Phathom Pharmaceuticals, Inc. (1)	15	139
Pliant Therapeutics, Inc. (1)	6	7
Praxis Precision Medicines, Inc. (1)	8	329

	Shares (000s)	Value (000s)
Precigen, Inc. (1)	6	$8
Prelude Therapeutics, Inc. (1)	2	2
Premier, Inc. – Class A	187	4,103
Prestige Consumer Healthcare, Inc. (1)	173	13,849
Prime Medicine, Inc. (1)	27	68
ProKidney Corp. – Class A (1)	2	1
Protara Therapeutics, Inc. (1)	15	46
Prothena Corp. Plc (1)	17	102
PTC Therapeutics, Inc. (1)	7	340
Puma Biotechnology, Inc. (1)	22	77
Pyxis Oncology, Inc. (1)	2	2
Q32 Bio, Inc. (1)	1	1
QIAGEN NV (1)	6	285
Quanterix Corp. (1)	17	116
Quantum-Si, Inc. (1)	67	132
Quest Diagnostics, Inc.	51	9,162
QuidelOrtho Corp. (1)	295	8,512
Quipt Home Medical Corp. (1)	2	4
RadNet, Inc. (1)	6	339
Rapport Therapeutics, Inc. (1)	8	94
REGENXBIO, Inc. (1)	23	188
Relay Therapeutics, Inc. (1)	66	227
Renovaro, Inc. (1)	5	2
Repligen Corp. (1)	1	160
Replimune Group, Inc. – Class Rights (1)	32	298
ResMed, Inc.	3	800
Revolution Medicines, Inc. (1)	6	225
Revvity, Inc.	3	325
Rezolute, Inc. (1)	4	18
Rocket Pharmaceuticals, Inc. (1)	34	83
Roivant Sciences Ltd. (1)	11	120
Royalty Pharma Plc – Class A	11	391
Sage Therapeutics, Inc. (1)	29	261
Sana Biotechnology, Inc. (1)	56	154
Sarepta Therapeutics, Inc. (1)(3)	0	8
SBC Medical Group Holdings, Inc. (1)	4	19
Scholar Rock Holding Corp. (1)	3	114
Select Medical Holdings Corp.	54	816
Semler Scientific, Inc. (1)	3	130
Septerna, Inc. (1)	10	107
Shattuck Labs, Inc. (1)	1	1
SIGA Technologies, Inc.	5	35
Skye Bioscience, Inc. (1)	1	4
Solid Biosciences, Inc. (1)	31	152
Solventum Corp. (1)	325	24,655
Sonida Senior Living, Inc. (1)	1	35
Sotera Health Co. (1)	4	40
Spyre Therapeutics, Inc. (1)	8	118
STAAR Surgical Co. (1)	3	57
Standard BioTools, Inc. (1)	142	170
STERIS Plc	3	657
Supernus Pharmaceuticals, Inc. (1)	24	749
Surgery Partners, Inc. (1)	38	835
Sutro Biopharma, Inc. (1)	4	3
Syndax Pharmaceuticals, Inc. (1)	3	24
Tactile Systems Technology, Inc. (1)	12	117
Tango Therapeutics, Inc. (1)	35	181
Tectonic Therapeutic, Inc. (1)	4	78
Teladoc Health, Inc. (1)	69	599
Teleflex, Inc.	98	11,655

The accompanying notes are an integral part of these financial statements.

502

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Telomir Pharmaceuticals, Inc. (1)(3)	0	$0
Tenaya Therapeutics, Inc. (1)	4	2
Tenet Healthcare Corp. (1)	114	20,004
Terns Pharmaceuticals, Inc. (1)	35	130
Tevogen Bio Holdings, Inc. (1)	13	17
Theravance Biopharma, Inc. (1)	4	41
Third Harmonic Bio, Inc. (1)	12	65
Tonix Pharmaceuticals Holding Corp. (1)	3	98
Tourmaline Bio, Inc. (1)	9	147
Travere Therapeutics, Inc. – Class Preferre (1)	3	42
TriSalus Life Sciences, Inc. (1)	5	25
TScan Therapeutics, Inc. (1)(3)	0	1
Tvardi Therapeutics, Inc. (1)	1	33
Tyra Biosciences, Inc. (1)	11	109
United Therapeutics Corp. (1)	31	9,007
Universal Health Services, Inc. – Class B	35	6,292
Upstream Bio, Inc. (1)	17	182
UroGen Pharma Ltd. (1)	3	47
US Physical Therapy, Inc.	3	227
Utah Medical Products, Inc.	1	60
Vanda Pharmaceuticals, Inc. (1)	26	123
Varex Imaging Corp. (1)	21	179
Vaxcyte, Inc. (1)	61	1,978
Veeva Systems, Inc. – Class A (1)	1	240
Ventyx Biosciences, Inc. (1)	2	5
Verastem, Inc. (1)	10	40
Veru, Inc. (1)	1	1
Verve Therapeutics, Inc. (1)	33	369
Viatris, Inc.	442	3,951
Viking Therapeutics, Inc. (1)	3	74
Vir Biotechnology, Inc. (1)	42	214
Viridian Therapeutics, Inc. (1)	7	97
Voyager Therapeutics, Inc. (1)	21	64
Waters Corp. (1)	1	276
WaVe Life Sciences Ltd. (1)	6	42
Waystar Holding Corp. (1)	7	284
Werewolf Therapeutics, Inc. (1)	2	2
West Pharmaceutical Services, Inc.	2	436
XBiotech, Inc. (1)	1	2
Xencor, Inc. (1)	34	264
XOMA Royalty Corp. (1)	1	35
Zenas Biopharma, Inc. (1)	8	74
Zentalis Pharmaceuticals, Inc. (1)	4	5
Zimmer Biomet Holdings, Inc.	6	504
Zimvie, Inc. (1)	12	117

Total Healthcare		521,721

Industrials – 20.29%
3D Systems Corp. (1)	66	102
3M Co.	69	10,504
AAR Corp. (1)	13	904
ABM Industries, Inc.	376	17,753
ACCO Brands Corp.	42	149
Acme United Corp.	1	55
Acuity, Inc.	1	258
Acuren Corp. (1)	30	332
Advanced Drainage Systems, Inc.	2	226
AECOM	4	415
AerSale Corp. (1)	15	88

	Shares (000s)	Value (000s)
AGCO Corp.	50	$5,146
Air Lease Corp. – Class A	212	12,405
AirJoule Technologies Corp. (1)	9	40
Alamo Group, Inc.	3	763
Alaska Air Group, Inc. (1)	105	5,189
Albany International Corp. – Class A	144	10,090
Alight, Inc. – Class A	208	1,180
Allegiant Travel Co. – Class A (1)	6	316
Allegion Plc	262	37,779
Allient, Inc.	7	240
Allison Transmission Holdings, Inc.	112	10,599
Alta Equipment Group, Inc.	8	49
Amentum Holdings, Inc. (1)	4	106
Ameresco, Inc. – Class A (1)	16	236
American Airlines Group, Inc. (1)	18	197
American Woodmark Corp. (1)	7	380
AMETEK, Inc.	184	33,230
AO Smith Corp.	3	210
API Group Corp. (1)	7	348
Apogee Enterprises, Inc.	10	412
Applied Industrial Technologies, Inc.	1	245
ArcBest Corp.	55	4,255
Arcosa, Inc.	182	15,759
Armstrong World Industries, Inc.	1	141
Array Technologies, Inc. (1)	57	336
Astec Industries, Inc.	11	461
Astronics Corp. (1)	1	45
Asure Software, Inc. (1)	13	127
ATI, Inc. (1)	4	336
Atkore, Inc.	79	5,589
Atmus Filtration Technologies, Inc.	315	11,482
Avis Budget Group, Inc. (1)(3)	0	50
Axon Enterprise, Inc. (1)	46	37,833
AZEK Co., Inc. – Class A (1)	1	77
Blade Air Mobility, Inc. (1)	30	120
Blink Charging Co. (1)	3	3
Blue Bird Corp. (1)	155	6,671
BlueLinx Holdings, Inc. (1)	4	280
Boise Cascade Co.	109	9,499
Bowman Consulting Group Ltd. – Class A (1)	1	18
BrightView Holdings, Inc. (1)	29	483
Brink’s Co.	368	32,850
Broadridge Financial Solutions, Inc. (3)	0	70
Brookfield Business Corp. – Class A	8	235
Builders FirstSource, Inc. (1)	94	10,973
BWX Technologies, Inc.	2	303
CACI International, Inc. – Class A (1)	84	40,194
Caesarstone Ltd. (1)	1	2
Carlisle Companies, Inc.	1	394
Casella Waste Systems, Inc. – Class A (1)	103	11,921
CBIZ, Inc. (1)	170	12,209
CH Robinson Worldwide, Inc.	3	317
Chart Industries, Inc. (1)	22	3,561
Cimpress Plc (1)	6	268
Clarivate Plc (1)	10	41
Clean Harbors, Inc. (1)	1	334
CNH Industrial NV	1,101	14,265
Columbus McKinnon Corp.	14	208
Complete Solaria, Inc. (1)	19	36
CompX International, Inc.	1	14

The accompanying notes are an integral part of these financial statements.

503

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Concentrix Corp.	55	$2,928
Concrete Pumping Holdings, Inc.	12	74
Conduent, Inc. (1)	79	208
Core & Main, Inc. – Class A (1)	2	133
CoreCivic, Inc. (1)	44	926
Costamare Bulkers Holdings Ltd. (1)	4	32
Costamare, Inc.	21	193
Covenant Logistics Group, Inc. – Class A	7	163
Crane Co.	110	20,835
CSG Systems International, Inc.	38	2,476
Cummins, Inc.	48	15,633
Curtiss-Wright Corp.	1	512
Custom Truck One Source, Inc. (1)	32	158
Dayforce, Inc. (1)	4	216
Delta Air Lines, Inc.	177	8,691
Deluxe Corp.	209	3,321
DIRTT Environmental Solutions (1)	229	138
DNOW, Inc. (1)	52	775
Donaldson Co., Inc.	3	227
Douglas Dynamics, Inc.	1	41
Dover Corp.	57	10,408
Ducommun, Inc. (1)	7	553
Dun & Bradstreet Holdings, Inc.	9	80
DXP Enterprises, Inc. (1)	45	3,980
Eastern Co.	3	68
Element Fleet Management Corp.	317	7,930
Embraer SA – ADR	600	34,118
EMCOR Group, Inc.	1	430
Energy Vault Holdings, Inc. (1)	3	2
EnerSys	18	1,524
Ennis, Inc.	12	213
Enpro, Inc.	9	1,711
Enviri Corp. (1)	36	316
Equifax, Inc.	65	16,924
Esab Corp.	63	7,635
ESCO Technologies, Inc.	123	23,671
Everus Construction Group, Inc. (1)	105	6,666
EVI Industries, Inc.	2	46
Expeditors International of Washington, Inc.	167	19,106
Fastenal Co.	6	237
Federal Signal Corp.	118	12,566
Ferguson Enterprises, Inc.	64	14,025
First Advantage Corp. (1)	12	198
Flowserve Corp.	515	26,939
Fluence Energy, Inc. – Class A (1)	7	46
Fluor Corp. (1)	81	4,150
Forrester Research, Inc. (1)	5	52
Fortive Corp.	9	493
Fortune Brands Innovations, Inc.	163	8,371
Forward Air Corp. (1)	12	288
Franklin Covey Co. (1)	1	17
Frontier Group Holdings, Inc. (1)	14	49
FTI Consulting, Inc. (1)	27	4,326
FuelCell Energy, Inc. (1)(3)	0	1
Gates Industrial Corp. Plc (1)	689	15,872
GATX Corp.	16	2,453
GE Vernova, Inc.	57	30,177
Genco Shipping & Trading Ltd.	19	248
Gencor Industries, Inc. (1)	4	63
Generac Holdings, Inc. (1)	120	17,128

	Shares (000s)	Value (000s)
Genpact Ltd.	104	$4,563
Gibraltar Industries, Inc. (1)	187	11,048
GMS, Inc. (1)	126	13,652
Golden Ocean Group Ltd.	49	360
Graco, Inc.	5	393
GrafTech International Ltd. (1)	1	1
Granite Construction, Inc.	3	298
Great Lakes Dredge & Dock Corp. (1)	32	390
Greenbrier Companies, Inc.	15	691
Griffon Corp.	72	5,240
GXO Logistics, Inc. (1)	3	156
Hayward Holdings, Inc. (1)	636	8,775
Healthcare Services Group, Inc. (1)	19	290
Heartland Express, Inc.	23	197
Heidrick & Struggles International, Inc.	10	448
Helios Technologies, Inc.	438	14,623
Herc Holdings, Inc.	270	35,519
Hexcel Corp.	162	9,140
Hillenbrand, Inc.	34	675
Hillman Solutions Corp. (1)	705	5,036
Himalaya Shipping Ltd. (1)	16	93
HireQuest, Inc.	2	17
HNI Corp.	10	476
Howmet Aerospace, Inc.	191	35,570
Hub Group, Inc. – Class A	29	975
Hubbell, Inc. – Class B	115	47,081
Hudson Technologies, Inc. (1)	19	157
Huntington Ingalls Industries, Inc.	110	26,633
Hyliion Holdings Corp. (1)	63	83
Hyster-Yale, Inc.	6	227
IBEX Holdings Ltd. (1)	30	863
ICF International, Inc.	81	6,863
IDEX Corp.	2	370
Ingersoll Rand, Inc.	11	934
Insteel Industries, Inc.	4	150
Interface, Inc. – Class A	25	517
Intuitive Machines, Inc. – Class A (1)	49	538
ITT, Inc.	47	7,350
Jacobs Solutions, Inc.	3	445
Janus International Group, Inc. (1)	762	6,202
JB Hunt Transport Services, Inc.	2	321
JBT Marel Corp.	13	1,580
JELD-WEN Holding, Inc. (1)	41	159
JetBlue Airways Corp. (1)	155	654
Johnson Controls International Plc	101	10,654
Kadant, Inc.	16	5,108
KBR, Inc.	134	6,411
Kelly Services, Inc. – Class A	15	172
Kennametal, Inc.	37	856
Kforce, Inc.	1	50
Kirby Corp. (1)	2	178
Knight-Swift Transportation Holdings, Inc. – Class A	4	194
Korn Ferry	113	8,275
L3Harris Technologies, Inc.	114	28,511
Landstar System, Inc.	67	9,375
LB Foster Co. – Class A (1)	5	107
Leidos Holdings, Inc.	89	14,068
Leonardo DRS, Inc.	1	59
Lincoln Electric Holdings, Inc.	185	38,435

The accompanying notes are an integral part of these financial statements.

504

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Loar Holdings, Inc. (1)(3)	0	$8
Loomis AB – Class B	111	4,683
LSI Industries, Inc.	3	48
Luxfer Holdings Plc	34	415
Lyft, Inc. – Class A (1)	9	147
Manitowoc Co., Inc. (1)	17	206
ManpowerGroup, Inc.	74	3,006
Marten Transport Ltd.	27	351
Masco Corp.	337	21,657
MasTec, Inc. (1)	1	233
Masterbrand, Inc. (1)	494	5,395
Matrix Service Co. (1)	10	134
Matson, Inc.	16	1,753
Mayville Engineering Co., Inc. (1)	6	96
McGrath RentCorp	3	316
Mercury Systems, Inc. (1)	19	1,041
Microvast Holdings, Inc. (1)	34	125
Middleby Corp. (1)	1	202
Miller Industries, Inc.	5	237
MillerKnoll, Inc.	33	643
Mistras Group, Inc. (1)	8	62
Mobile Infrastructure Corp. – Class A (1)	6	25
Montrose Environmental Group, Inc. (1)	16	340
MRC Global, Inc. (1)	42	570
MSA Safety, Inc.	1	173
MSC Industrial Direct Co., Inc. – Class A	114	9,667
Mueller Industries, Inc.	87	6,931
NANO Nuclear Energy, Inc. (1)	1	30
National Presto Industries, Inc.	2	239
Net Power, Inc. (1)	18	45
NEXTracker, Inc. – Class A (1)	14	743
NL Industries, Inc.	5	32
Nordson Corp.	2	322
Norfolk Southern Corp.	124	31,650
NPK International, Inc. (1)	38	327
NV5 Global, Inc. (1)	132	3,055
nVent Electric Plc	122	8,917
NWPX Infrastructure, Inc. (1)	5	189
Old Dominion Freight Line, Inc.	5	794
OPENLANE, Inc. (1)	52	1,262
Orion Group Holdings, Inc. (1)	14	131
Oshkosh Corp.	80	9,104
Otis Worldwide Corp.	11	1,089
Owens Corning	59	8,150
Palladyne AI Corp. (1)	12	107
PAMT Corp. (1)	3	37
Pangaea Logistics Solutions Ltd.	15	68
Park Aerospace Corp.	4	62
Parker-Hannifin Corp.	83	58,091
Park-Ohio Holdings Corp.	5	84
Parsons Corp. (1)	1	106
Paychex, Inc.	6	899
Paycom Software, Inc.	1	150
Paylocity Holding Corp. (1)(3)	0	19
Pentair Plc	5	467
Perma-Fix Environmental Services, Inc. (1)	7	70
Pitney Bowes, Inc.	38	410
Plug Power, Inc. (1)	452	674
Power Solutions International, Inc. (1)(3)	0	18
Preformed Line Products Co.	1	176

	Shares (000s)	Value (000s)
Primoris Services Corp.	2	$139
Proficient Auto Logistics, Inc. (1)	146	1,058
Proto Labs, Inc. (1)	11	453
Quad/Graphics, Inc.	7	37
Quanex Building Products Corp.	22	421
Quanta Services, Inc.	1	349
QXO, Inc. (1)	17	357
Radiant Logistics, Inc. (1)	14	86
RB Global, Inc.	211	22,392
RBC Bearings, Inc. (1)	1	264
Regal Rexnord Corp.	259	37,488
Republic Services, Inc. – Class A	74	18,163
Resideo Technologies, Inc. (1)	456	10,068
Resolute Holdings Management, Inc. (1)	1	35
Resources Connection, Inc.	14	75
Robert Half, Inc.	3	110
Rockwell Automation, Inc.	72	23,781
Rush Enterprises, Inc. – Class A	14	708
Rush Enterprises, Inc. – Class B	2	117
RXO, Inc. (1)	321	5,052
Ryder System, Inc.	48	7,589
Safe Bulkers, Inc.	30	109
Saia, Inc. (1)	1	203
Satellogic, Inc. – Class A (1)	7	26
Schneider National, Inc. – Class B	1	32
Science Applications International Corp.	149	16,827
Sensata Technologies Holding Plc	133	4,015
Shoals Technologies Group, Inc. – Class A (1)	67	287
Shyft Group, Inc.	14	180
Simpson Manufacturing Co., Inc.	1	166
SiteOne Landscape Supply, Inc. (1)	1	103
Skillsoft Corp. (1)	2	32
SkyWest, Inc. (1)	20	2,033
Snap-on, Inc.	25	7,882
SolarMax Technology, Inc. (1)	1	1
Southland Holdings, Inc. (1)	7	28
Southwest Airlines Co.	13	413
Spirit AeroSystems Holdings, Inc. – Class A (1)	3	114
Spirit Aviation Holdings, Inc. (1)	7	35
SS&C Technologies Holdings, Inc.	6	490
StandardAero, Inc. (1)	230	7,277
Standex International Corp.	86	13,407
Stanley Black & Decker, Inc.	4	292
Steelcase, Inc. – Class A	41	433
Stem, Inc. (1)	1	3
Sun Country Airlines Holdings, Inc. (1)	248	2,911
Sunrun, Inc. (1)	101	823
T1 Energy, Inc. (1)	50	62
Tecnoglass, Inc.	32	2,480
Tennant Co.	25	1,910
Terex Corp.	32	1,472
Tetra Tech, Inc.	6	217
Textron, Inc.	538	43,203
Thermon Group Holdings, Inc. (1)	14	394
Timken Co.	329	23,877
Titan International, Inc. (1)	212	2,180
Titan Machinery, Inc. (1)	112	2,225
Toro Co.	3	196

The accompanying notes are an integral part of these financial statements.

505

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
TPI Composites, Inc. (1)	2	$2
Transcat, Inc. (1)	2	185
TransUnion	109	9,554
Trex Co., Inc. (1)	197	10,726
TriNet Group, Inc.	199	14,575
Trinity Industries, Inc.	21	563
Triumph Group, Inc. (1)	22	563
TrueBlue, Inc. (1)	14	93
TTEC Holdings, Inc. (1)	10	46
Tutor Perini Corp. (1)	22	1,019
UFP Industries, Inc.	144	14,356
U-Haul Holding Co. (1)(3)	0	9
U-Haul Holding Co. – Class B	2	95
UniFirst Corp.	7	1,379
United Airlines Holdings, Inc. (1)	100	7,952
United Rentals, Inc.	2	1,361
Universal Logistics Holdings, Inc.	3	82
Upwork, Inc. (1)	270	3,630
V2X, Inc. (1)	8	372
Valmont Industries, Inc.	1	178
Veralto Corp.	4	404
Verisk Analytics, Inc. – Class A	2	483
Vertiv Holdings Co. – Class A	194	24,946
Vestis Corp.	55	316
Virco Mfg. Corp.	6	46
VSE Corp.	1	181
Wabash National Corp.	20	213
Watsco, Inc.	1	428
Watts Water Technologies, Inc. – Class A	57	14,123
Werner Enterprises, Inc.	24	657
WESCO International, Inc.	237	43,933
Westinghouse Air Brake Technologies Corp.	145	30,364
Willdan Group, Inc. (1)	2	135
Willis Lease Finance Corp.	2	222
WillScot Holdings Corp. – Class A	4	100
Woodward, Inc.	2	405
Worthington Enterprises, Inc.	11	670
WW Grainger, Inc. (3)	0	184
XPO, Inc. (1)	131	16,548
Xylem, Inc.	7	876

Total Industrials		1,727,707

Information Technology – 10.20%
8x8, Inc. (1)	61	119
908 Devices, Inc. (1)	3	23
A10 Networks, Inc.	5	100
ACI Worldwide, Inc. (1)	167	7,683
ACM Research, Inc. – Class A (1)	25	647
Adeia, Inc.	7	98
Advanced Energy Industries, Inc.	153	20,300
Aehr Test Systems (1)	3	33
Aeluma, Inc. (1)	3	49
Airship AI Holdings, Inc. (1)	3	19
Akamai Technologies, Inc. (1)	4	319
Allegro MicroSystems, Inc. (1)	3	119
Alpha & Omega Semiconductor Ltd. (1)	12	306
Amdocs Ltd.	78	7,099
Amkor Technology, Inc.	487	10,229
ANSYS, Inc. (1)	2	858
Applied Digital Corp. (1)	21	209

	Shares (000s)	Value (000s)
Applied Optoelectronics, Inc. (1)	5	$138
Arrow Electronics, Inc. (1)	157	19,964
Arteris, Inc. (1)	12	116
ASGN, Inc. (1)	21	1,056
Aurora Innovation, Inc. – Class A (1)	27	144
Aviat Networks, Inc. (1)	6	142
Avnet, Inc.	156	8,276
Axcelis Technologies, Inc. (1)	149	10,390
Bel Fuse, Inc. – Class A	1	72
Bel Fuse, Inc. – Class B	106	10,340
Belden, Inc.	132	15,326
Benchmark Electronics, Inc.	17	667
BigBear.ai Holdings, Inc. (1)	107	726
BILL Holdings, Inc. (1)	3	119
Bit Digital, Inc. (1)	88	193
Blackbaud, Inc. (1)	4	228
Box, Inc. – Class A (1)	16	532
CCC Intelligent Solutions Holdings, Inc. (1)	14	135
CDW Corp.	142	25,437
Cerence, Inc. (1)	15	150
CEVA, Inc. (1)	2	36
Check Point Software Technologies Ltd. (1)	136	30,069
Ciena Corp. (1)	437	35,503
Cipher Mining, Inc. (1)	128	610
Cirrus Logic, Inc. (1)	77	8,011
Cleanspark, Inc. (1)	135	1,489
Clearfield, Inc. (1)	3	141
Cognex Corp.	5	150
Cognizant Technology Solutions Corp. – Class A	14	1,075
Coherent Corp. (1)	551	49,117
Cohu, Inc. (1)	22	418
CommScope Holding Co., Inc. (1)	40	330
CompoSecure, Inc. – Class A (1)	2	33
Consensus Cloud Solutions, Inc. (1)	10	222
Core Scientific, Inc. (1)	22	382
Corning, Inc.	22	1,144
Corsair Gaming, Inc. (1)	23	214
Crane NXT Co.	1	71
CS Disco, Inc. (1)	6	26
CSP, Inc.	1	19
CTS Corp.	12	509
Daily Journal Corp. (1)(3)	0	59
Daktronics, Inc. (1)	16	241
Dell Technologies, Inc. – Class C	129	15,861
Diebold Nixdorf, Inc. (1)	1	60
Digi International, Inc. (1)	18	616
Digital Turbine, Inc. (1)	18	104
Diodes, Inc. (1)	22	1,172
Docusign, Inc. – Class A (1)	1	106
Dolby Laboratories, Inc. – Class A	2	123
Domo, Inc. – Class B (1)	2	31
Dropbox, Inc. – Class A (1)	377	10,787
DXC Technology Co. (1)	120	1,830
E2open Parent Holdings, Inc. (1)	88	286
Eastman Kodak Co. (1)	34	189
eGain Corp. (1)	3	17
Entegris, Inc.	3	281
EPAM Systems, Inc. (1)	2	270
ePlus, Inc. (1)	130	9,379

The accompanying notes are an integral part of these financial statements.

506

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Everspin Technologies, Inc. (1)	1	$4
Expensify, Inc. – Class A (1)	14	35
F5, Inc. (1)	2	471
Fabrinet (1)	96	28,245
Fair Isaac Corp. (1)(3)	0	212
FARO Technologies, Inc. (1)	5	216
Fastly, Inc. – Class A (1)	66	466
First Solar, Inc. (1)	3	468
Flex Ltd. (1)	331	16,539
FormFactor, Inc. (1)	460	15,835
Gen Digital, Inc.	809	23,782
GlobalFoundries, Inc. (1)	3	108
Globant SA (1)	1	99
GoDaddy, Inc. – Class A (1)	47	8,411
Grid Dynamics Holdings, Inc. (1)	7	76
Hackett Group, Inc.	1	26
Harmonic, Inc. (1)	40	382
Hewlett Packard Enterprise Co.	469	9,597
HP, Inc.	443	10,825
Hut 8 Corp. (1)	215	3,990
I3 Verticals, Inc. – Class A (1)	11	291
Ichor Holdings Ltd. (1)	16	321
Immersion Corp.	14	110
indie Semiconductor, Inc. – Class A (1)	57	201
Informatica, Inc. – Class A (1)	3	71
Information Services Group, Inc.	13	62
Ingram Micro Holding Corp.	218	4,534
Inseego Corp. (1)	5	40
Insight Enterprises, Inc. (1)	78	10,708
InterDigital, Inc.	54	12,200
IPG Photonics Corp. (1)	1	44
Itron, Inc. (1)	11	1,497
Jabil, Inc.	146	31,886
Juniper Networks, Inc.	9	368
Keysight Technologies, Inc. (1)	138	22,623
Kimball Electronics, Inc. (1)	12	239
Knowles Corp. (1)	39	679
Kulicke & Soffa Industries, Inc.	189	6,543
Kyndryl Holdings, Inc. (1)	6	253
Lam Research Corp.	158	15,403
Lattice Semiconductor Corp. (1)(3)	0	24
Littelfuse, Inc.	1	158
Lumentum Holdings, Inc. (1)	2	168
MACOM Technology Solutions Holdings, Inc. (1)	1	189
MARA Holdings, Inc. (1)	168	2,632
Marvell Technology, Inc.	378	29,243
MaxLinear, Inc. – Class A (1)	34	483
Mercurity Fintech Holding, Inc. (1)	14	56
Methode Electronics, Inc.	18	167
Microchip Technology, Inc.	299	21,070
MicroVision, Inc. (1)	43	49
Mirion Technologies, Inc. – Class A (1)	314	6,756
Mitek Systems, Inc. (1)	17	168
MKS, Inc.	2	190
MongoDB, Inc. – Class A (1)	2	417
Monolithic Power Systems, Inc.	36	26,370
N-able, Inc. (1)	35	280
Navitas Semiconductor Corp. – Class A (1)	54	352
nCino, Inc. (1)	208	5,820

	Shares (000s)	Value (000s)
NCR Voyix Corp. (1)	68	$798
Neonode, Inc. (1)	1	16
NetApp, Inc.	184	19,571
NETGEAR, Inc. (1)	13	389
NetScout Systems, Inc. (1)	167	4,144
nLight, Inc. (1)	22	433
Nutanix, Inc. – Class A (1)	5	410
Okta, Inc. – Class A (1)	3	278
Olo, Inc. – Class A (1)	24	210
ON Semiconductor Corp. (1)	12	616
ON24, Inc. (1)	18	95
OneSpan, Inc.	15	255
Onto Innovation, Inc. (1)	1	103
PAR Technology Corp. (1)	8	557
PC Connection, Inc.	6	362
Pegasystems, Inc.	2	87
Penguin Solutions, Inc. (1)	26	515
Photronics, Inc. (1)	169	3,180
Plexus Corp. (1)	154	20,830
Porch Group, Inc. (1)	8	91
Powerfleet, Inc. (1)	60	258
PTC, Inc. (1)	3	506
Pure Storage, Inc. – Class A (1)	1	67
Qorvo, Inc. (1)	48	4,064
Rackspace Technology, Inc. (1)	32	41
Ralliant Corp. (1)	3	153
Rambus, Inc. (1)	118	7,566
Rekor Systems, Inc. (1)	1	1
Ribbon Communications, Inc. (1)	45	181
Richardson Electronics Ltd.	6	57
Rimini Street, Inc. (1)	23	88
Riot Platforms, Inc. (1)	161	1,815
Roadzen, Inc. (1)	5	5
Rogers Corp. (1)	9	600
Rubrik, Inc. – Class A (1)	1	98
SailPoint, Inc. (1)	2	38
Sandisk Corp. (1)	22	995
Sanmina Corp. (1)	96	9,366
ScanSource, Inc. (1)	11	452
Seagate Technology Holdings Plc	85	12,267
SentinelOne, Inc. – Class A (1)	2	42
Silvaco Group, Inc. (1)	5	23
Skyworks Solutions, Inc.	4	318
SmartRent, Inc. – Class A (1)	3	3
Super Micro Computer, Inc. (1)	8	380
Synaptics, Inc. (1)	17	1,114
TD SYNNEX Corp.	48	6,517
TE Connectivity Plc	81	13,618
Teledyne Technologies, Inc. (1)	18	9,392
Telos Corp. (1)	26	83
Teradata Corp. (1)	2	45
Teradyne, Inc.	4	402
Terawulf, Inc. (1)	8	37
Trimble, Inc. (1)	7	505
TTM Technologies, Inc. (1)	361	14,725
Tucows, Inc. – Class A (1)	3	50
Turtle Beach Corp. (1)	3	48
Twilio, Inc. – Class A (1)	3	406
Tyler Technologies, Inc. (1)	51	30,060
UiPath, Inc. – Class A (1)	12	155

The accompanying notes are an integral part of these financial statements.

507

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Ultra Clean Holdings, Inc. (1)	20	$452
Unisys Corp. (1)	8	36
Unity Software, Inc. (1)	8	201
Universal Display Corp.	1	188
Veeco Instruments, Inc. (1)	27	556
Verint Systems, Inc. (1)	31	603
VeriSign, Inc.	60	17,428
Viasat, Inc. (1)	56	814
Vishay Intertechnology, Inc.	59	931
Vishay Precision Group, Inc. (1)	6	156
Vontier Corp.	372	13,709
Vuzix Corp. (1)	6	18
Western Digital Corp.	64	4,125
Wolfspeed, Inc. (1)	73	29
Xerox Holdings Corp.	58	308
Xperi, Inc. (1)	23	181
Zebra Technologies Corp. – Class A (1)	62	18,967
Zoom Communications, Inc. – Class A (1)	54	4,197

Total Information Technology		868,174

Materials – 5.17%
AdvanSix, Inc.	13	313
Albemarle Corp.	3	205
Alcoa Corp.	7	216
Alpha Metallurgical Resources, Inc. (1)	4	445
Amcor Plc	64	585
American Battery Technology Co. (1)	17	27
American Vanguard Corp. (1)	12	48
Anglogold Ashanti Plc	12	561
AptarGroup, Inc.	2	283
Ardagh Metal Packaging SA	50	213
Arq, Inc. (1)	16	87
Ascent Industries Co. (1)	3	43
Ashland, Inc.	355	17,860
Aspen Aerogels, Inc. (1)	32	187
Avery Dennison Corp.	2	379
Avient Corp.	556	17,950
Axalta Coating Systems Ltd. (1)	200	5,935
Ball Corp.	250	14,016
Cabot Corp.	41	3,074
Caledonia Mining Corp. Plc	8	145
Carpenter Technology Corp.	1	305
Celanese Corp. – Class A	3	172
CF Industries Holdings, Inc.	204	18,798
Chemours Co.	385	4,412
Clearwater Paper Corp. (1)	7	203
Cleveland-Cliffs, Inc. (1)	13	102
Coeur Mining, Inc. (1)	154	1,363
Commercial Metals Co.	284	13,900
Compass Minerals International, Inc. (1)	4	80
Constellium SE – Class A (1)	43	575
Core Molding Technologies, Inc. (1)	4	67
Corteva, Inc.	19	1,420
Critical Metals Corp. (1)	8	30
Crown Holdings, Inc.	48	4,955
Dow, Inc.	20	524
DuPont de Nemours, Inc.	171	11,704
Eagle Materials, Inc.	1	174
Eastman Chemical Co.	64	4,810
Ecovyst, Inc. (1)	220	1,813

	Shares (000s)	Value (000s)
Element Solutions, Inc.	990	$22,417
Ferroglobe Plc	59	216
Flotek Industries, Inc. (1)	5	69
FMC Corp.	3	144
Freeport-McMoRan, Inc.	722	31,298
Friedman Industries, Inc.	3	45
Ginkgo Bioworks Holdings, Inc. (1)	16	177
Graphic Packaging Holding Co.	1,166	24,564
Greif, Inc. – Class A	12	811
Greif, Inc. – Class B	2	159
HB Fuller Co.	139	8,356
Hecla Mining Co.	223	1,336
Huntsman Corp.	4	46
i-80 Gold Corp. (1)	9	5
Ingevity Corp. (1)	138	5,947
Innospec, Inc.	11	945
International Flavors & Fragrances, Inc.	7	524
International Paper Co.	175	8,199
Intrepid Potash, Inc. (1)	5	190
Ivanhoe Electric, Inc. (1)	6	51
Kaiser Aluminum Corp.	4	295
Knife River Corp. (1)	158	12,864
Koppers Holdings, Inc.	93	3,005
Kronos Worldwide, Inc.	10	63
Louisiana-Pacific Corp.	2	150
LSB Industries, Inc. (1)	26	203
LyondellBasell Industries NV – Class A	7	415
MAC Copper Ltd. – Class A (1)	35	428
Magnera Corp. (1)	41	491
Martin Marietta Materials, Inc.	24	13,126
Materion Corp.	62	4,901
Mativ Holdings, Inc.	27	186
Metallus, Inc. (1)	18	276
Minerals Technologies, Inc.	115	6,328
Mosaic Co.	589	21,476
MP Materials Corp. (1)	3	112
Myers Industries, Inc.	15	220
NewMarket Corp.	12	8,128
Novagold Resources, Inc. (1)	8	34
Nucor Corp.	6	829
O-I Glass, Inc. (1)	57	844
Olin Corp.	3	68
Olympic Steel, Inc.	5	148
Orion SA	27	280
Packaging Corp. of America	88	16,527
Perimeter Solutions, Inc. (1)	67	930
PPG Industries, Inc.	6	722
Quaker Chemical Corp.	72	8,053
Radius Recycling, Inc. – Class A	13	398
Ranpak Holdings Corp. – Class A (1)	25	90
Rayonier Advanced Materials, Inc. (1)	30	116
Reliance, Inc.	66	20,708
Royal Gold, Inc.	2	323
RPM International, Inc.	4	388
Ryerson Holding Corp.	13	285
Scotts Miracle-Gro Co.	1	78
Sealed Air Corp.	90	2,780
Silgan Holdings, Inc.	202	10,968
Smurfit WestRock Plc	15	626
Sonoco Products Co.	3	123

The accompanying notes are an integral part of these financial statements.

508

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
SSR Mining, Inc. (1)	98	$1,255
Steel Dynamics, Inc.	40	5,178
Stepan Co.	10	564
SunCoke Energy, Inc.	323	2,773
Sylvamo Corp.	116	5,788
Titan America SA (1)	199	2,486
Tredegar Corp. (1)	14	124
TriMas Corp.	270	7,730
Trinseo Plc	16	49
Tronox Holdings Plc – Class A	58	294
Valhi, Inc.	1	20
Vulcan Materials Co.	157	41,041
Warrior Met Coal, Inc.	25	1,166
Westlake Corp.	1	72
Worthington Steel, Inc.	16	475

Total Materials		440,478

Real Estate – 6.87%
Acadia Realty Trust	65	1,209
Agree Realty Corp.	3	219
Alexander & Baldwin, Inc.	34	614
Alexandria Real Estate Equities, Inc.	5	345
Alpine Income Property Trust, Inc.	6	83
American Assets Trust, Inc.	213	4,215
American Healthcare REIT, Inc.	125	4,586
American Homes 4 Rent – Class A	9	341
American Realty Investors, Inc. (1)	1	9
Americold Realty Trust, Inc.	440	7,313
Anywhere Real Estate, Inc. (1)	52	189
Apartment Investment & Management Co. – Class A	27	232
Apple Hospitality REIT, Inc.	531	6,199
Armada Hoffler Properties, Inc.	39	265
AvalonBay Communities, Inc.	4	807
Braemar Hotels & Resorts, Inc.	33	80
Brandywine Realty Trust	305	1,306
Brixmor Property Group, Inc.	504	13,125
Broadstone Net Lease, Inc. – Class A	338	5,426
BRT Apartments Corp.	6	88
BXP, Inc.	197	13,258
Camden Property Trust	3	335
CareTrust REIT, Inc.	82	2,498
CBL & Associates Properties, Inc.	3	67
CBRE Group, Inc. – Class A (1)	7	1,032
Centerspace	179	10,785
Chatham Lodging Trust	130	907
City Office REIT, Inc.	135	721
Clipper Realty, Inc.	6	21
Community Healthcare Trust, Inc.	13	217
COPT Defense Properties	56	1,535
CoStar Group, Inc. (1)	10	820
Cousins Properties, Inc.	539	16,192
Crown Castle, Inc.	12	1,242
CTO Realty Growth, Inc.	14	242
CubeSmart	471	20,024
Curbline Properties Corp.	47	1,064
Cushman & Wakefield Plc (1)	2,361	26,133
DiamondRock Hospitality Co.	47	358
Digital Realty Trust, Inc.	9	1,638
Diversified Healthcare Trust	108	386

	Shares (000s)	Value (000s)
Douglas Elliman, Inc. (1)	35	$82
Douglas Emmett, Inc.	467	7,026
Easterly Government Properties, Inc. – Class A	19	424
EastGroup Properties, Inc.	220	36,722
Elme Communities	43	682
Empire State Realty Trust, Inc. – Class A	68	552
EPR Properties	250	14,580
Equity LifeStyle Properties, Inc.	190	11,744
Equity Residential	166	11,222
Essential Properties Realty Trust, Inc.	460	14,686
Essex Property Trust, Inc.	57	16,227
Extra Space Storage, Inc.	227	33,433
Farmland Partners, Inc.	21	244
Federal Realty Investment Trust	2	225
First Industrial Realty Trust, Inc.	4	172
Forestar Group, Inc. (1)	9	187
Four Corners Property Trust, Inc.	338	9,092
Franklin Street Properties Corp.	44	72
FrontView REIT, Inc.	8	99
FRP Holdings, Inc. (1)	6	149
Gaming & Leisure Properties, Inc.	7	346
Getty Realty Corp.	25	686
Gladstone Commercial Corp.	18	257
Gladstone Land Corp.	17	169
Global Medical REIT, Inc.	31	214
Global Net Lease, Inc.	95	714
Healthcare Realty Trust, Inc. – Class A	9	144
Healthpeak Properties, Inc.	19	340
Highwoods Properties, Inc.	192	5,970
Host Hotels & Resorts, Inc.	392	6,015
Howard Hughes Holdings, Inc. (1)	1	55
Hudson Pacific Properties, Inc. (1)	154	422
Independence Realty Trust, Inc.	636	11,250
Industrial Logistics Properties Trust	25	115
Innovative Industrial Properties, Inc. – Class A	49	2,711
InvenTrust Properties Corp.	38	1,049
Invitation Homes, Inc.	17	559
Iron Mountain, Inc.	8	838
JBG SMITH Properties	36	617
Jones Lang LaSalle, Inc. (1)	1	244
Kennedy-Wilson Holdings, Inc.	58	394
Kilroy Realty Corp.	3	110
Kimco Realty Corp.	19	392
Kite Realty Group Trust	107	2,430
Lamar Advertising Co. – Class A	146	17,779
Lineage, Inc.	2	85
Logistic Properties Of The Americas (1)	3	18
LTC Properties, Inc.	22	761
LXP Industrial Trust	142	1,174
Macerich Co.	124	2,000
Marcus & Millichap, Inc.	12	355
Maui Land & Pineapple Co., Inc. (1)	1	14
Medical Properties Trust, Inc.	14	60
Mid-America Apartment Communities, Inc.	110	16,237
Millrose Properties, Inc.	3	95
Modiv Industrial, Inc. – Class C	4	59
National Health Investors, Inc.	18	1,230
National Storage Affiliates Trust	2	64

The accompanying notes are an integral part of these financial statements.

509

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
NET Lease Office Properties (1)	7	$240
NETSTREIT Corp.	29	495
Newmark Group, Inc. – Class A	67	813
NexPoint Diversified Real Estate Trust	19	79
NexPoint Residential Trust, Inc.	7	247
NNN REIT, Inc.	5	224
Offerpad Solutions, Inc. (1)	1	1
Omega Healthcare Investors, Inc.	105	3,846
One Liberty Properties, Inc.	9	211
Outfront Media, Inc.	264	4,310
Paramount Group, Inc. (1)	90	552
Park Hotels & Resorts, Inc.	6	62
Peakstone Realty Trust	19	250
Pebblebrook Hotel Trust	57	572
Phillips Edison & Co., Inc.	317	11,088
Piedmont Realty Trust, Inc. – Class A	253	1,848
Plymouth Industrial REIT, Inc.	413	6,635
Postal Realty Trust, Inc. – Class A	10	147
PotlatchDeltic Corp.	392	15,051
Rayonier, Inc.	5	101
Realty Income Corp.	25	1,435
Regency Centers Corp.	230	16,370
REX Holdings, Inc. – Class A (1)	10	79
Rexford Industrial Realty, Inc.	230	8,177
RLJ Lodging Trust	73	534
RMR Group, Inc. – Class A	9	141
Ryman Hospitality Properties, Inc.	224	22,110
Sabra Health Care REIT, Inc.	542	9,994
Safehold, Inc.	27	424
Saul Centers, Inc. (3)	0	14
SBA Communications Corp. – Class A	48	11,325
Seaport Entertainment Group, Inc. (1)	3	64
Service Properties Trust	233	557
Sila Realty Trust, Inc.	27	649
Simon Property Group, Inc.	163	26,216
SITE Centers Corp.	25	287
SL Green Realty Corp.	35	2,159
Smartstop Self Storage REIT, Inc.	288	10,443
STAG Industrial, Inc.	5	185
Star Holdings (1)	1	9
Stratus Properties, Inc. (1)	3	54
Summit Hotel Properties, Inc.	54	277
Sun Communities, Inc.	3	359
Sunstone Hotel Investors, Inc.	87	757
Tanger, Inc.	6	172
Tejon Ranch Co. (1)	10	165
Terreno Realty Corp.	186	10,455
Transcontinental Realty Investors, Inc. (1)	1	41
UDR, Inc.	9	357
UMH Properties, Inc.	194	3,256
Uniti Group, Inc. (1)	418	1,805
Universal Health Realty Income Trust	1	34
Urban Edge Properties	404	7,530
Ventas, Inc.	139	8,798
Veris Residential, Inc.	38	563
VICI Properties, Inc. – Class A	320	10,419
Vornado Realty Trust	5	189
Weyerhaeuser Co.	20	519
Whitestone REIT – Class B	22	274
WP Carey, Inc.	6	377

	Shares (000s)	Value (000s)
Xenia Hotels & Resorts, Inc.	43	$536
Zillow Group, Inc. – Class A (1)	1	92
Zillow Group, Inc. – Class C (1)	5	321

Total Real Estate		585,012

Utilities – 4.80%
AES Corp.	20	207
ALLETE, Inc.	28	1,802
Alliant Energy Corp.	449	27,124
Ameren Corp.	8	723
American States Water Co.	6	481
American Water Works Co., Inc.	5	755
Atmos Energy Corp.	4	673
Avista Corp.	39	1,473
Black Hills Corp.	179	10,027
Brookfield Infrastructure Corp. – Class A	200	8,328
Brookfield Renewable Corp.	4	124
California Water Service Group	29	1,314
CenterPoint Energy, Inc.	312	11,460
Chesapeake Utilities Corp.	7	868
Clearway Energy, Inc. – Class A	1	40
Clearway Energy, Inc. – Class C	2	65
CMS Energy Corp.	395	27,400
Consolidated Edison, Inc.	10	1,007
Consolidated Water Co. Ltd.	5	148
DTE Energy Co.	165	21,892
Edison International	11	548
Entergy Corp.	193	16,065
Essential Utilities, Inc.	8	285
Evergy, Inc.	415	28,591
Eversource Energy	100	6,390
Exelon Corp.	28	1,224
FirstEnergy Corp.	268	10,776
Genie Energy Ltd. – Class B	10	263
H2O America	15	790
Hallador Energy Co. (1)	1	18
Hawaiian Electric Industries, Inc. (1)	84	894
IDACORP, Inc. – Class Rights	1	168
MDU Resources Group, Inc.	258	4,294
MGE Energy, Inc.	83	7,353
Middlesex Water Co.	7	385
Montauk Renewables, Inc. (1)	24	54
National Fuel Gas Co.	140	11,838
New Jersey Resources Corp.	232	10,378
NiSource, Inc.	13	530
Northwest Natural Holding Co.	19	764
Northwestern Energy Group, Inc.	252	12,907
NRG Energy, Inc.	112	18,008
OGE Energy Corp.	372	16,510
Oklo, Inc. – Class A (1)	38	2,115
ONE Gas, Inc.	274	19,720
Ormat Technologies, Inc.	29	2,471
Otter Tail Corp.	65	4,983
PG&E Corp.	61	851
Pinnacle West Capital Corp.	3	296
Portland General Electric Co.	316	12,853
PPL Corp.	21	699
Public Service Enterprise Group, Inc.	14	1,171
Pure Cycle Corp. (1)	10	106
RGC Resources, Inc.	4	83

The accompanying notes are an integral part of these financial statements.

510

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Southwest Gas Holdings, Inc.	31	$2,331
Spire, Inc.	28	2,051
Talen Energy Corp. (1)	1	368
TXNM Energy, Inc.	45	2,531
UGI Corp.	854	31,116
Unitil Corp.	8	397
Vistra Corp.	153	29,649
WEC Energy Group, Inc.	275	28,668
Xcel Energy, Inc.	16	1,096
York Water Co.	5	163

Total Utilities		408,662

Total Common Stocks (Cost: $6,658,276)		8,330,800

WARRANTS – 0.00% (4)
Healthcare – 0.00% (4)
Pulse Biosciences, Inc., expires 06/27/2029 (1)(2)	1	1

Total Healthcare		1

Total Warrants (Cost: $0)		1

SHORT-TERM INVESTMENTS – 2.11%
Money Market Funds – 2.01%
Goldman Sachs Financial Square Government Fund – Class I, 4.21% (5)	170,559	170,559

Total Money Market Funds (Cost: $170,559)		170,559

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.10%
ANZ, London, 3.83% due 07/01/2025		$3,697	$3,697
Citibank, New York, 3.83% due 07/01/2025		569	569
JP Morgan, New York, 3.83% due 07/01/2025		896	896
Royal Bank of Canada, Toronto, 1.80% due 07/02/2025 (3)	CAD	0	0
Royal Bank of Canada, Toronto, 3.83% due 07/01/2025		$3,596	3,596
Skandinaviska Enskilda Banken AB, Stockholm, 1.05% due 07/01/2025 (3)	SEK	0	0

Total Time Deposits (Cost: $8,758)			8,758

Total Short-Term Investments (Cost: $179,317)			179,317

TOTAL INVESTMENTS IN SECURITIES – 99.94% (Cost: $6,837,593)			8,510,118

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.06%			5,397

TOTAL NET ASSETS – 100.00%			$8,515,515

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

CAD Canadian Dollar

SEK Swedish Krona

(1)	Non-income producing security.

(2)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $12, which represents 0.00% of total net assets.

(3)	A zero balance may reflect actual amounts rounding to less than one thousand.

(4)	Amount calculated is less than 0.005%.

(5)	Represents annualized seven-day yield as of the close of the reporting period.

(6)	Security that is restricted at June 30, 2025. The value of these securities totals $-, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
11	E-mini Russell 1000 Future	Sep. 2025	$1,035	$1,059	$24
32	E-mini Russell 2000 Future	Sep. 2025	3,464	3,506	42
3	S&P MidCap 400 E-mini Future	Sep. 2025	925	938	13

					$79

The accompanying notes are an integral part of these financial statements.

511

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2025

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.22%
Communication Services – 2.25%
AST SpaceMobile, Inc. – Class A (1)	24	$1,141
Atlanta Braves Holdings, Inc. – Class C (1)	23	1,096
Cargurus, Inc. – Class A (1)	18	605
Criteo SA – ADR (1)	76	1,829
EchoStar Corp. – Class A (1)	25	706
Frontier Communications Parent, Inc. (1)	12	422
IAC, Inc. (1)	15	573
John Wiley & Sons, Inc. – Class A	107	4,790
Liberty Broadband Corp. – Class C (1)	5	448
Liberty Media Corp.-Liberty Formula One – Class C (1)	48	5,042
Liberty Media Corp.-Liberty Live – Class C (1)	1	74
Lumen Technologies, Inc. (1)	97	424
Madison Square Garden Entertainment Corp. – Class A (1)	12	477
Madison Square Garden Sports Corp. – Class A (1)	1	106
News Corp. – Class B	1	49
Nexstar Media Group, Inc. – Class A	72	12,399
Nextdoor Holdings, Inc. (1)	292	485
Omnicom Group, Inc. (2)	0	24
Pinterest, Inc. – Class A (1)	23	821
Reddit, Inc. – Class A (1)	22	3,312
ROBLOX Corp. – Class A (1)	42	4,450
Roku, Inc. – Class A (1)	4	329
Scholastic Corp.	33	689
Shutterstock, Inc.	21	392
Sphere Entertainment Co. (1)	1	48
Spotify Technology SA (1)	2	1,674
Take-Two Interactive Software, Inc. (1)	14	3,435
TEGNA, Inc.	35	586
Telephone & Data Systems, Inc.	23	802
Thryv Holdings, Inc. (1)	55	663
Trade Desk, Inc. – Class A (1)	24	1,705
TrueCar, Inc. (1)	33	62
Vimeo, Inc. (1)	116	468
Webtoon Entertainment, Inc. (1)	45	408
Yelp, Inc. – Class A (1)	20	684
Ziff Davis, Inc. (1)	14	412
ZipRecruiter, Inc. – Class A (1)	157	788

Total Communication Services		52,418

Consumer Discretionary – 11.32%
Abercrombie & Fitch Co. – Class A (1)	2	153
Academy Sports & Outdoors, Inc.	6	273
Accel Entertainment, Inc. – Class A (1)	10	118
Adient Plc (1)	88	1,711
ADT, Inc.	635	5,382
Adtalem Global Education, Inc. (1)	1	98
Amer Sports, Inc. (1)	132	5,111
Aptiv Plc (1)	59	4,032
Aramark	14	604
Asbury Automotive Group, Inc. (1)	1	268
AutoNation, Inc. (1)	36	7,249
AutoZone, Inc. (1)	1	2,806
Bath & Body Works, Inc.	143	4,273
Best Buy Co., Inc.	3	206

	Shares (000s)	Value (000s)
Birkenstock Holding Plc (1)	136	$6,685
Boot Barn Holdings, Inc. (1)	5	768
BorgWarner, Inc.	168	5,638
Bright Horizons Family Solutions, Inc. (1)	68	8,418
Brinker International, Inc. (1)	32	5,695
Brunswick Corp.	73	4,057
Burlington Stores, Inc. (1)	10	2,419
Caesars Entertainment, Inc. (1)	1	37
Camping World Holdings, Inc. – Class A	64	1,104
CarMax, Inc. (1)	2	156
Carvana Co. – Class A (1)	9	2,930
Cava Group, Inc. (1)	20	1,713
Cavco Industries, Inc. (1)	1	600
Century Communities, Inc.	3	183
Champion Homes, Inc. (1)	15	959
Chipotle Mexican Grill, Inc. – Class A (1)	27	1,513
Choice Hotels International, Inc. (2)	0	55
Churchill Downs, Inc.	9	934
Coupang, Inc. – Class A (1)	11	325
Coursera, Inc. (1)	73	642
Cracker Barrel Old Country Store, Inc.	38	2,340
Crocs, Inc. (1)	56	5,700
Darden Restaurants, Inc.	5	1,003
Dave & Buster’s Entertainment, Inc. (1)	1	20
Deckers Outdoor Corp. (1)	21	2,146
Dick’s Sporting Goods, Inc.	20	3,928
Dillard’s, Inc. – Class A	2	871
Domino’s Pizza, Inc.	4	1,652
DoorDash, Inc. – Class A (1)	17	4,092
Dorman Products, Inc. (1)	1	157
DR Horton, Inc.	49	6,329
Duolingo, Inc. – Class A (1)	1	527
Dutch Bros, Inc. – Class A (1)	54	3,683
eBay, Inc.	2	144
Everi Holdings, Inc. (1)	38	545
Expedia Group, Inc.	2	381
Five Below, Inc. (1)	13	1,695
Floor & Decor Holdings, Inc. – Class A (1)	26	1,971
Flutter Entertainment Plc (1)	20	5,835
Foot Locker, Inc. (1)	68	1,672
Frontdoor, Inc. (1)	10	570
GameStop Corp. – Class A (1)	15	375
Garmin Ltd.	12	2,446
G-III Apparel Group Ltd. (1)	14	306
Global Business Travel Group I (1)	72	454
Goodyear Tire & Rubber Co. (1)	70	730
Graham Holdings Co. – Class B (2)	0	56
Green Brick Partners, Inc. (1)	1	80
Group 1 Automotive, Inc.	14	6,196
Hanesbrands, Inc. (1)	40	185
Hasbro, Inc.	11	807
Hilton Worldwide Holdings, Inc.	27	7,265
Hovnanian Enterprises, Inc. – Class A (1)	5	471
Installed Building Products, Inc.	12	2,250
International Game Technology Plc	33	525
KB Home	15	819
KinderCare Learning Companies, Inc. (1)	46	468
Las Vegas Sands Corp.	26	1,135
La-Z-Boy, Inc.	1	24
LCI Industries	1	83

The accompanying notes are an integral part of these financial statements.

512

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Lear Corp.	8	$717
LGI Homes, Inc. (1)	12	638
Light & Wonder, Inc. (1)	4	354
Lithia Motors, Inc. – Class A	1	209
Macy’s, Inc.	20	235
Malibu Boats, Inc. – Class A (1)	14	438
MarineMax, Inc. (1)	23	568
Marriott Vacations Worldwide Corp.	12	888
Meritage Homes Corp.	4	253
Mister Car Wash, Inc. (1)	76	457
Murphy USA, Inc.	7	2,971
Norwegian Cruise Line Holdings Ltd. (1)	14	278
Ollie’s Bargain Outlet Holdings, Inc. (1)	37	4,865
On Holding AG – Class A (1)	125	6,485
Patrick Industries, Inc.	1	106
Penske Automotive Group, Inc. (2)	0	57
Phinia, Inc.	13	586
Planet Fitness, Inc. – Class A (1)	25	2,764
Pool Corp.	7	2,030
PulteGroup, Inc.	32	3,332
PVH Corp.	57	3,882
Ralph Lauren Corp. – Class A	8	2,154
Red Rock Resorts, Inc. – Class A	11	556
Revolve Group, Inc. – Class A (1)	13	258
RH (1)	7	1,404
Ross Stores, Inc.	17	2,211
Royal Caribbean Cruises Ltd.	28	8,670
Rush Street Interactive, Inc. (1)	39	574
Shake Shack, Inc. – Class A (1)	50	7,059
SharkNinja, Inc. (1)	71	7,056
Signet Jewelers Ltd.	11	852
Six Flags Entertainment Corp. (1)	15	449
Somnigroup International, Inc.	74	5,019
Sonic Automotive, Inc. – Class A	1	92
Sonos, Inc. (1)	68	731
Sturm Ruger & Co., Inc.	11	385
Tapestry, Inc.	28	2,439
Taylor Morrison Home Corp. – Class A (1)	50	3,077
Texas Roadhouse, Inc. – Class A	71	13,337
Thor Industries, Inc.	12	1,096
TopBuild Corp. (1)	4	1,431
Tractor Supply Co.	172	9,052
Travel + Leisure Co.	1	50
Ulta Beauty, Inc. (1)	7	3,307
Urban Outfitters, Inc. (1)	2	149
Victoria’s Secret & Co. (1)	10	192
Viking Holdings Ltd. (1)	121	6,461
Visteon Corp. (1)	8	769
Williams-Sonoma, Inc.	12	1,975
Wingstop, Inc.	5	1,775
Wyndham Hotels & Resorts, Inc.	8	654
XPEL, Inc. (1)	14	496
YETI Holdings, Inc. (1)	5	171
Yum China Holdings, Inc.	26	1,163
Yum! Brands, Inc. (2)	0	24

Total Consumer Discretionary		264,252

Consumer Staples – 3.71%
Andersons, Inc.	4	164
BJ’s Wholesale Club Holdings, Inc. (1)	120	12,951

	Shares (000s)	Value (000s)
Cal-Maine Foods, Inc.	14	$1,434
Casey’s General Stores, Inc.	24	12,454
Celsius Holdings, Inc. (1)	15	695
Central Garden & Pet Co. – Class A (1)	8	252
Church & Dwight Co., Inc.	102	9,776
Clorox Co.	1	165
Coca-Cola Consolidated, Inc.	10	1,105
Darling Ingredients, Inc. (1)	14	546
Dollar General Corp.	9	999
Dollar Tree, Inc. (1)	52	5,181
elf Beauty, Inc. (1)	8	1,018
Ingles Markets, Inc. – Class A	11	683
Interparfums, Inc.	4	495
J.M. Smucker Co.	4	412
John B Sanfilippo & Son, Inc.	1	52
Kellanova	10	763
Keurig Dr Pepper, Inc.	337	11,141
Kroger Co.	5	373
Medifast, Inc. (1)	30	426
Nature’s Sunshine Products, Inc. (1)	12	182
Nomad Foods Ltd.	352	5,984
Performance Food Group Co. (1)	11	948
Post Holdings, Inc. (1)	3	273
PriceSmart, Inc.	1	139
Primo Brands Corp. – Class A	49	1,437
Reynolds Consumer Products, Inc.	115	2,456
Simply Good Foods Co. (1)	16	507
Sprouts Farmers Market, Inc. (1)	47	7,814
Universal Corp.	2	88
Utz Brands, Inc.	46	582
Village Super Market, Inc. – Class A	1	26
Walgreens Boots Alliance, Inc.	77	879
WD-40 Co.	17	3,967
Weis Markets, Inc.	4	325

Total Consumer Staples		86,692

Energy – 3.99%
Antero Resources Corp. (1)	19	771
Baker Hughes Co. – Class A	146	5,584
Berry Corp.	170	471
Bristow Group, Inc. (1)	19	629
Cactus, Inc. – Class A	11	489
California Resources Corp.	10	458
Cameco Corp.	72	5,379
ChampionX Corp.	46	1,149
Cheniere Energy, Inc.	16	3,805
Chord Energy Corp.	7	723
CNX Resources Corp. (1)	244	8,235
Comstock Resources, Inc. (1)	26	727
Core Natural Resources, Inc.	7	467
Coterra Energy, Inc.	40	1,004
CVR Energy, Inc.	22	585
Diamondback Energy, Inc.	3	382
Diversified Energy Co. Plc	31	456
Dorian LPG Ltd.	5	133
Encore Energy Corp. (1)	251	717
EOG Resources, Inc.	56	6,671
Epsilon Energy Ltd.	11	83
EQT Corp.	108	6,295
Excelerate Energy, Inc. – Class A	23	687

The accompanying notes are an integral part of these financial statements.

513

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Expand Energy Corp.	8	$887
Expro Group Holdings NV (1)	57	489
FLEX LNG Ltd.	47	1,041
Flowco Holdings, Inc. – Class A	32	572
Golar LNG Ltd.	15	600
Helmerich & Payne, Inc.	32	490
Hess Corp.	4	565
HF Sinclair Corp.	45	1,841
Innovex International, Inc. (1)	48	753
International Seaways, Inc.	12	445
Kinetik Holdings, Inc. – Class A	9	408
Liberty Energy, Inc. – Class A	13	146
Magnolia Oil & Gas Corp. – Class A	227	5,112
Matador Resources Co.	59	2,796
Noble Corp. Plc	34	915
Northern Oil & Gas, Inc.	148	4,201
ONEOK, Inc. (2)	0	31
Permian Resources Corp. – Class A	83	1,127
REX American Resources Corp. (1)	3	163
Scorpio Tankers, Inc.	11	421
Sitio Royalties Corp. – Class A	176	3,237
SM Energy Co.	25	627
Solaris Energy Infrastructure, Inc. – Class A	2	65
Targa Resources Corp.	13	2,345
TechnipFMC Plc	107	3,695
Teekay Corp. Ltd.	35	290
Tidewater, Inc. (1)	125	5,783
Transocean Ltd. (1)	173	449
Uranium Energy Corp. (1)	111	754
Valero Energy Corp.	27	3,659
Viper Energy, Inc. – Class A	11	401
Vital Energy, Inc. (1)	57	923
Vitesse Energy, Inc.	16	351
Williams Companies, Inc.	27	1,673

Total Energy		93,155

Financials – 14.86%
1st Source Corp.	1	45
Affiliated Managers Group, Inc.	1	153
Aflac, Inc.	2	224
AGNC Investment Corp.	15	137
Allstate Corp.	13	2,652
Ally Financial, Inc.	9	338
Amerant Bancorp, Inc. – Class A	9	167
American Financial Group, Inc.	35	4,378
Ameriprise Financial, Inc.	1	302
Annaly Capital Management, Inc.	414	7,796
Apollo Commercial Real Estate Finance, Inc.	74	718
Apollo Global Management, Inc.	4	572
Arch Capital Group Ltd.	117	10,688
Ares Management Corp. – Class A	25	4,275
ARMOUR Residential REIT, Inc.	54	902
Arthur J. Gallagher & Co.	7	2,286
Artisan Partners Asset Management, Inc. – Class A	19	844
Associated Banc-Corp.	2	44
Atlantic Union Bankshares Corp.	21	665
AvidXchange Holdings, Inc. (1)	63	612
Axis Capital Holdings Ltd.	21	2,146
Axos Financial, Inc. (1)	6	458

	Shares (000s)	Value (000s)
Baldwin Insurance Group, Inc. – Class A (1)	10	$415
Banc of California, Inc.	63	880
BancFirst Corp.	5	581
Banco Latinoamericano de Comercio Exterior SA – Class E	9	377
Bank First Corp.	1	79
Bank of Hawaii Corp.	7	496
Bank of Marin Bancorp	9	211
BankUnited, Inc.	74	2,647
Blackstone Mortgage Trust, Inc. – Class A	22	420
Blue Owl Capital, Inc. – Class A	25	474
Bread Financial Holdings, Inc.	5	311
Bridgewater Bancshares, Inc. (1)	32	505
Brookline Bancorp, Inc.	30	314
Brown & Brown, Inc.	91	10,066
Burford Capital Ltd.	44	624
Burke & Herbert Financial Services Corp.	10	577
Byline Bancorp, Inc.	1	28
Cadence Bank	18	583
Capital One Financial Corp.	13	2,685
CBOE Global Markets, Inc.	27	6,236
Central Pacific Financial Corp.	11	311
Cincinnati Financial Corp. (2)	0	63
Citizens Financial Group, Inc.	13	578
City Holding Co.	1	136
CNA Financial Corp.	15	691
CNO Financial Group, Inc.	18	678
Cohen & Steers, Inc.	5	360
Coinbase Global, Inc. – Class A (1)	9	2,986
Comerica, Inc.	90	5,382
Commerce Bancshares, Inc.	9	573
Community Financial System, Inc.	97	5,489
Community Trust Bancorp, Inc. (2)	0	1
Compass Diversified Holdings	79	496
ConnectOne Bancorp, Inc.	7	165
Corpay, Inc. (1)	1	425
Credit Acceptance Corp. (1)	1	422
Cullen/Frost Bankers, Inc.	38	4,930
Customers Bancorp, Inc. (1)	9	509
CVB Financial Corp.	21	409
Dime Community Bancshares, Inc.	17	462
Eastern Bankshares, Inc.	41	629
Enact Holdings, Inc.	22	811
Enstar Group Ltd. (1)	2	539
Enterprise Financial Services Corp.	13	714
Equitable Holdings, Inc.	73	4,086
Essent Group Ltd.	16	958
Euronet Worldwide, Inc. (1)	69	6,972
Evercore, Inc. – Class A (2)	0	67
Everest Group Ltd.	4	1,434
EVERTEC, Inc.	3	97
FactSet Research Systems, Inc.	5	2,202
FB Financial Corp.	13	584
Fidelity National Financial, Inc.	4	216
Fifth Third Bancorp	183	7,508
Financial Institutions, Inc.	18	473
First Bancorp	270	5,620
First Citizens BancShares, Inc. – Class A	4	6,967
First Commonwealth Financial Corp.	47	762
First Community Bankshares, Inc.	1	52

The accompanying notes are an integral part of these financial statements.

514

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
First Financial Bancorp	2	$47
First Financial Bankshares, Inc.	18	630
First Foundation, Inc. (1)	54	274
First Hawaiian, Inc.	187	4,655
First Interstate BancSystem, Inc. – Class A	10	295
FirstCash Holdings, Inc.	6	836
Flagstar Financial, Inc.	238	2,526
Flushing Financial Corp.	19	221
FNB Corp.	2	30
Franklin BSP Realty Trust, Inc.	8	84
Fulton Financial Corp.	31	566
Genworth Financial, Inc. – Class A (1)	39	300
German American Bancorp, Inc.	1	52
Glacier Bancorp, Inc.	22	956
HA Sustainable Infrastructure Capital, Inc.	59	1,588
Hamilton Lane, Inc. – Class A	16	2,319
Hancock Whitney Corp.	4	228
Hanover Insurance Group, Inc.	31	5,252
HBT Financial, Inc.	4	107
Heritage Commerce Corp.	19	192
Heritage Financial Corp.	22	525
HomeStreet, Inc. (1)	25	330
Horace Mann Educators Corp.	16	675
Horizon Bancorp, Inc.	23	357
Houlihan Lokey, Inc. – Class A	21	3,859
Independent Bank Corp.	3	92
Independent Bank Corp.	42	2,651
Interactive Brokers Group, Inc. – Class A	69	3,797
International Bancshares Corp.	14	938
Invesco Ltd.	398	6,272
Jack Henry & Associates, Inc.	2	397
Jackson Financial, Inc. – Class A	6	575
Jefferies Financial Group, Inc.	307	16,770
Kemper Corp.	37	2,398
KeyCorp	55	964
Kinsale Capital Group, Inc.	16	7,821
Ladder Capital Corp. – Class A	21	222
Lincoln National Corp.	12	398
Live Oak Bancshares, Inc.	14	422
Loews Corp.	70	6,403
LPL Financial Holdings, Inc.	11	4,083
M&T Bank Corp.	2	325
Marqeta, Inc. – Class A (1)	166	967
Mercury General Corp.	13	863
Metropolitan Bank Holding Corp. (1)	4	246
MFA Financial, Inc.	6	61
Moelis & Co. – Class A	34	2,138
Morningstar, Inc.	4	1,396
Mr Cooper Group, Inc. (1)	2	236
MSCI, Inc. – Class A	5	2,997
NBT Bancorp, Inc.	1	45
NCR Atleos Corp. (1)	229	6,544
Nelnet, Inc. – Class A	2	281
NerdWallet, Inc. – Class A (1)	16	181
NMI Holdings, Inc. – Class A (1)	2	100
Northeast Bank	5	414
NU Holdings Ltd. – Class A (1)	175	2,404
OFG Bancorp	2	107
Old Second Bancorp, Inc.	5	85
Pacific Premier Bancorp, Inc.	17	360

	Shares (000s)	Value (000s)
Pagseguro Digital Ltd. – Class A	66	$636
Park National Corp.	2	375
Pinnacle Financial Partners, Inc.	3	283
PRA Group, Inc. (1)	9	130
Primis Financial Corp.	44	482
PROG Holdings, Inc.	1	32
Prosperity Bancshares, Inc.	63	4,427
Provident Financial Services, Inc.	51	894
Prudential Financial, Inc. (2)	0	36
QCR Holdings, Inc. (2)	0	29
Radian Group, Inc.	10	360
Raymond James Financial, Inc.	12	1,878
RBB Bancorp	19	333
Redwood Trust, Inc.	9	51
Regions Financial Corp.	162	3,814
Reinsurance Group of America, Inc. – Class A	9	1,738
Remitly Global, Inc. (1)	61	1,138
Renasant Corp.	25	912
Republic Bancorp, Inc. – Class A	8	553
RLI Corp.	31	2,218
Robinhood Markets, Inc. – Class A (1)	75	7,041
Rocket Companies, Inc. – Class A	150	2,122
Ryan Specialty Holdings, Inc. – Class A	81	5,482
S&T Bancorp, Inc.	19	725
Safety Insurance Group, Inc.	4	333
Seacoast Banking Corp. of Florida	12	335
SEI Investments Co. (2)	0	30
Selective Insurance Group, Inc.	12	998
ServisFirst Bancshares, Inc.	8	603
Shift4 Payments, Inc. – Class A (1)	29	2,893
SiriusPoint Ltd. (1)	20	416
South State Corp.	13	1,218
Southern First Bancshares, Inc. (1)	8	302
Stellar Bancorp, Inc.	12	324
Stewart Information Services Corp.	64	4,170
Stifel Financial Corp.	51	5,275
StoneX Group, Inc. (1)	4	408
Synchrony Financial	1	95
T Rowe Price Group, Inc.	2	179
Texas Capital Bancshares, Inc. (1)	66	5,266
TFS Financial Corp.	18	230
Toast, Inc. – Class A (1)	184	8,154
Tompkins Financial Corp.	4	244
TPG, Inc. – Class A	67	3,539
Tradeweb Markets, Inc. – Class A	32	4,750
TriCo Bancshares	5	194
Triumph Financial, Inc. (1)	12	678
TrustCo Bank Corp. NY	1	40
UMB Financial Corp.	80	8,408
United Community Banks, Inc.	30	893
Universal Insurance Holdings, Inc.	12	320
Valley National Bancorp	92	819
Virtu Financial, Inc. – Class A	14	614
WaFd, Inc.	22	659
Walker & Dunlop, Inc.	58	4,087
Washington Trust Bancorp, Inc.	11	322
Webster Financial Corp.	84	4,601
WesBanco, Inc.	32	997
Westamerica BanCorp	4	188
Western Alliance Bancorp	3	224

The accompanying notes are an integral part of these financial statements.

515

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
White Mountains Insurance Group Ltd.	3	$5,148
Wintrust Financial Corp.	45	5,519
Zions Bancorp N.A.	44	2,297

Total Financials		346,984

Healthcare – 11.34%
10X Genomics, Inc. – Class A (1)	40	460
Abiomed, Inc. (1)(2)(3)	0	0
Acadia Healthcare Co., Inc. (1)	22	503
ADMA Biologics, Inc. (1)	28	504
Agilent Technologies, Inc.	14	1,657
Agios Pharmaceuticals, Inc. (1)	6	211
Akero Therapeutics, Inc. (1)	13	708
Alcon AG	72	6,343
Alignment Healthcare, Inc. (1)	22	314
Alkermes Plc (1)	29	839
Alnylam Pharmaceuticals, Inc. (1)	17	5,519
Amedisys, Inc. (1)	4	426
Amicus Therapeutics, Inc. (1)	73	418
Amneal Pharmaceuticals, Inc. (1)	59	479
Amphastar Pharmaceuticals, Inc. (1)	30	686
Anavex Life Sciences Corp. (1)	116	1,072
Arcellx, Inc. (1)	9	606
Arrowhead Pharmaceuticals, Inc. (1)	29	456
Ascendis Pharma – ADR (1)	12	2,134
Astria Therapeutics, Inc. (1)	112	600
Aurinia Pharmaceuticals, Inc. (1)	35	292
Avidity Biosciences, Inc. (1)	20	578
Biohaven Ltd. (1)	31	438
Bio-Techne Corp.	72	3,716
Blueprint Medicines Corp. (1)	22	2,786
Bridgebio Pharma, Inc. (1)	71	3,083
Bruker Corp.	56	2,311
Cargo Therapeutics, Inc. (1)	103	425
Celldex Therapeutics, Inc. (1)	19	395
Cencora, Inc. – Class A (2)	0	84
Ceribell, Inc. (1)	30	558
Certara, Inc. (1)	47	552
Charles River Laboratories International, Inc. (1)	48	7,211
Chemed Corp.	15	7,218
Concentra Group Holdings Parent, Inc.	41	845
CONMED Corp.	10	500
Cooper Companies, Inc. (1)	67	4,739
CorVel Corp. (1)	5	483
Crinetics Pharmaceuticals, Inc. (1)	6	171
CRISPR Therapeutics AG (1)	10	484
Cross Country Healthcare, Inc. (1)	61	794
Cytokinetics, Inc. (1)	23	756
DaVita, Inc. (1)	2	304
Denali Therapeutics, Inc. (1)	47	664
Dentsply Sirona, Inc.	36	575
DexCom, Inc. (1)	42	3,681
Doximity, Inc. – Class A (1)	7	431
Dynavax Technologies Corp. – Class A (1)	43	427
Embecta Corp.	45	433
Encompass Health Corp.	97	11,920
Enovis Corp. (1)	40	1,248
Ensign Group, Inc.	26	4,036
Envista Holdings Corp. (1)	299	5,851

	Shares (000s)	Value (000s)
Exact Sciences Corp. (1)	23	$1,248
Exelixis, Inc. (1)	121	5,318
Fulgent Genetics, Inc. (1)	23	461
GE HealthCare Technologies, Inc.	8	605
Glaukos Corp. (1)	8	866
Globus Medical, Inc. – Class A (1)	48	2,842
Haemonetics Corp. (1)	115	8,574
Halozyme Therapeutics, Inc. (1)	19	1,001
HealthEquity, Inc. (1)	4	456
Hims & Hers Health, Inc. (1)	15	726
Hologic, Inc. (1)	12	803
Humana, Inc.	12	3,028
ICON Plc (1)	67	9,695
Ideaya Biosciences, Inc. (1)	21	440
IDEXX Laboratories, Inc. (1)	2	1,117
Innoviva, Inc. (1)	28	564
Inogen, Inc. (1)	32	227
Insmed, Inc. (1)	106	10,702
Inspire Medical Systems, Inc. (1)	6	799
Insulet Corp. (1)	3	1,036
Integer Holdings Corp. (1)	52	6,422
Intellia Therapeutics, Inc. (1)	75	704
Ionis Pharmaceuticals, Inc. (1)	95	3,749
iRhythm Technologies, Inc. (1)	9	1,449
Jazz Pharmaceuticals Plc (1)	22	2,332
Joint Corp. (1)	18	209
Krystal Biotech, Inc. (1)	6	774
Labcorp Holdings, Inc.	41	10,795
Lantheus Holdings, Inc. (1)	7	539
LeMaitre Vascular, Inc.	3	288
LifeMD, Inc. (1)	57	771
LifeStance Health Group, Inc. (1)	92	473
Ligand Pharmaceuticals, Inc. (1)(2)	0	29
LivaNova Plc (1)	11	510
Madrigal Pharmaceuticals, Inc. (1)	10	2,900
McKesson Corp.	5	3,348
Medpace Holdings, Inc. (1)	3	902
Merit Medical Systems, Inc. (1)	63	5,859
Mesa Laboratories, Inc.	6	543
Mettler-Toledo International, Inc. (1)	2	2,314
Mineralys Therapeutics, Inc. (1)	23	306
Molina Healthcare, Inc. (1)	2	450
Mural Oncology Plc (1)	1	1
Natera, Inc. (1)	70	11,860
National HealthCare Corp.	6	611
NeoGenomics, Inc. (1)	18	128
Neurocrine Biosciences, Inc. (1)	62	7,821
Nuvalent, Inc. – Class A (1)	14	1,031
OmniAb, Inc. – Class CR3 (1)(2)(3)(5)	0	—
OmniAb, Inc. – Class CR4 (1)(2)(3)(5)	0	—
Omnicell, Inc. (1)	9	260
Organon & Co.	53	512
Pacira BioSciences, Inc. (1)	37	894
Pediatrix Medical Group, Inc. (1)	149	2,139
Penumbra, Inc. (1)	16	4,219
Phibro Animal Health Corp. – Class A	4	102
Premier, Inc. – Class A	8	165
Prestige Consumer Healthcare, Inc. (1)	4	349
PTC Therapeutics, Inc. (1)	7	319
Pulse Biosciences, Inc. (1)	26	385

The accompanying notes are an integral part of these financial statements.

516

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
QIAGEN NV (1)	65	$3,143
Quanterix Corp. (1)	71	470
Quest Diagnostics, Inc. (2)	0	40
RadNet, Inc. (1)	77	4,398
Rapport Therapeutics, Inc. (1)	41	468
ResMed, Inc.	5	1,235
Revolution Medicines, Inc. (1)	56	2,077
Roivant Sciences Ltd. (1)	225	2,537
Royalty Pharma Plc – Class A	18	638
Sarepta Therapeutics, Inc. (1)	26	449
Select Medical Holdings Corp.	16	247
Solventum Corp. (1)	7	511
Sotera Health Co. (1)	41	457
SpringWorks Therapeutics, Inc. (1)	7	321
STERIS Plc	3	783
Supernus Pharmaceuticals, Inc. (1)	19	597
Surgery Partners, Inc. (1)	21	476
Surmodics, Inc. (1)	9	281
Teladoc Health, Inc. (1)	58	502
Teleflex, Inc.	4	501
Tenet Healthcare Corp. (1)	36	6,379
TransMedics Group, Inc. (1)	6	810
Travere Therapeutics, Inc. – Class Preferre (1)	25	367
Twist Bioscience Corp. (1)	12	443
Ultragenyx Pharmaceutical, Inc. (1)	31	1,144
Universal Health Services, Inc. – Class B	5	993
US Physical Therapy, Inc.	8	625
Varex Imaging Corp. (1)	54	471
Vaxcyte, Inc. (1)	15	501
Veeva Systems, Inc. – Class A (1)	16	4,715
Veracyte, Inc. (1)	21	580
Vericel Corp. (1)	11	474
Viking Therapeutics, Inc. (1)	31	814
Voyager Therapeutics, Inc. (1)	74	231
Waters Corp. (1)	2	722
Waystar Holding Corp. (1)	87	3,553
West Pharmaceutical Services, Inc.	11	2,368
Xenon Pharmaceuticals, Inc. (1)	15	476

Total Healthcare		264,691

Industrials – 23.15%
AAON, Inc.	73	5,378
AAR Corp. (1)	7	511
ABM Industries, Inc.	33	1,581
Advanced Drainage Systems, Inc.	2	275
AECOM	16	1,767
AerCap Holdings NV	132	15,393
Aerovironment, Inc. (1)	2	516
Air Lease Corp. – Class A	34	2,018
Alamo Group, Inc.	3	728
Alaska Air Group, Inc. (1)	9	445
Albany International Corp. – Class A	9	635
Allegiant Travel Co. – Class A (1)	9	480
Allegion Plc	15	2,164
Amentum Holdings, Inc. (1)	32	755
American Woodmark Corp. (1)	2	99
AMETEK, Inc.	11	1,979
AO Smith Corp.	1	88
API Group Corp. (1)	107	5,449
Applied Industrial Technologies, Inc.	24	5,667

	Shares (000s)	Value (000s)
ArcBest Corp.	72	$5,517
Archer Aviation, Inc. – Class A (1)	54	590
Arcosa, Inc.	59	5,127
Armstrong World Industries, Inc.	27	4,426
ATI, Inc. (1)	27	2,320
Atkore, Inc.	7	473
Atmus Filtration Technologies, Inc.	11	407
Axon Enterprise, Inc. (1)	6	4,681
AZEK Co., Inc. – Class A (1)	21	1,130
AZZ, Inc.	3	289
Barrett Business Services, Inc.	15	608
Boise Cascade Co.	4	336
Booz Allen Hamilton Holding Corp. – Class A	27	2,777
Brady Corp. – Class A	50	3,426
BrightView Holdings, Inc. (1)	27	446
Brink’s Co.	11	1,018
Builders FirstSource, Inc. (1)	14	1,664
BWX Technologies, Inc.	5	761
CACI International, Inc. – Class A (1)	11	5,204
Canadian Pacific Kansas City Ltd.	97	7,697
Carlisle Companies, Inc.	32	12,098
Casella Waste Systems, Inc. – Class A (1)	51	5,837
CBIZ, Inc. (1)	4	314
CH Robinson Worldwide, Inc.	64	6,126
Chart Industries, Inc. (1)	4	734
Cintas Corp.	12	2,589
CNH Industrial NV	268	3,468
Columbus McKinnon Corp.	39	591
Comfort Systems USA, Inc.	4	2,356
Copart, Inc. (1)	62	3,037
Core & Main, Inc. – Class A (1)	207	12,491
Crane Co.	63	11,926
CSW Industrials, Inc. (2)	0	51
CSX Corp.	54	1,766
Cummins, Inc. (2)	0	31
Custom Truck One Source, Inc. (1)	91	450
Delta Air Lines, Inc.	21	1,030
Donaldson Co., Inc.	39	2,694
Driven Brands Holdings, Inc. (1)	25	446
Ducommun, Inc. (1)	1	69
Dycom Industries, Inc. (1)	11	2,695
EMCOR Group, Inc.	11	5,692
Enerpac Tool Group Corp. – Class A	101	4,112
EnerSys	7	634
Enpro, Inc.	3	641
Equifax, Inc.	4	1,001
Esab Corp.	45	5,457
ESCO Technologies, Inc.	13	2,523
ExlService Holdings, Inc. (1)	6	265
Expeditors International of Washington, Inc.	3	365
Fastenal Co.	15	647
Federal Signal Corp.	46	4,874
Ferguson Enterprises, Inc.	7	1,590
First Advantage Corp. (1)	206	3,414
Fluor Corp. (1)	124	6,337
Fortune Brands Innovations, Inc.	1	66
Forward Air Corp. (1)	27	653
Franklin Electric Co., Inc.	1	130
FTAI Aviation Ltd.	7	748
FTI Consulting, Inc. (1)	5	808

The accompanying notes are an integral part of these financial statements.

517

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Gates Industrial Corp. Plc (1)	611	$14,080
GATX Corp.	9	1,445
Generac Holdings, Inc. (1)	2	238
Gibraltar Industries, Inc. (1)	9	522
Global Industrial Co.	6	172
Graco, Inc.	25	2,142
Granite Construction, Inc.	1	69
GXO Logistics, Inc. (1)	127	6,194
HEICO Corp.	8	2,744
HEICO Corp. – Class A	20	5,112
Heidrick & Struggles International, Inc.	3	127
Herc Holdings, Inc.	35	4,624
Hexcel Corp.	55	3,089
Hillenbrand, Inc.	42	844
Hillman Solutions Corp. (1)	21	151
HNI Corp.	2	114
Howmet Aerospace, Inc.	39	7,191
Hub Group, Inc. – Class A	17	575
Hubbell, Inc. – Class B	13	5,417
Hudson Technologies, Inc. (1)	73	597
IDEX Corp.	5	827
Ingersoll Rand, Inc.	41	3,380
ITT, Inc.	80	12,490
Jacobs Solutions, Inc.	58	7,654
JBT Marel Corp.	45	5,413
JetBlue Airways Corp. (1)	68	286
Kadant, Inc.	9	2,767
Karman Holdings, Inc. (1)	42	2,103
Kirby Corp. (1)	105	11,884
Knight-Swift Transportation Holdings, Inc. – Class A	60	2,657
Korn Ferry	25	1,856
Kratos Defense & Security Solutions, Inc. (1)	37	1,728
L3Harris Technologies, Inc.	48	12,041
Landstar System, Inc.	2	319
Lennox International, Inc.	1	524
Lincoln Electric Holdings, Inc.	47	9,846
Loar Holdings, Inc. (1)	91	7,876
Marten Transport Ltd.	49	643
MasTec, Inc. (1)	33	5,699
Masterbrand, Inc. (1)	1	14
Matson, Inc.	6	675
Maximus, Inc.	1	46
Mercury Systems, Inc. (1)	17	908
Middleby Corp. (1)	14	1,956
Miller Industries, Inc.	8	360
MillerKnoll, Inc.	190	3,688
Moog, Inc. – Class A	21	3,846
MSA Safety, Inc.	10	1,713
Mueller Industries, Inc.	18	1,410
National Presto Industries, Inc.	1	144
NEXTracker, Inc. – Class A (1)	16	852
Nordson Corp.	23	5,027
nVent Electric Plc	26	1,902
Old Dominion Freight Line, Inc.	5	839
OPENLANE, Inc. (1)	14	352
Oshkosh Corp.	20	2,327
Parker-Hannifin Corp. (2)	0	76
Parsons Corp. (1)	46	3,269
Paycom Software, Inc.	3	735

	Shares (000s)	Value (000s)
Pentair Plc	57	$5,808
Quanex Building Products Corp.	2	46
Quanta Services, Inc.	15	5,562
RB Global, Inc.	9	938
RBC Bearings, Inc. (1)	38	14,469
Regal Rexnord Corp.	38	5,545
Republic Services, Inc. – Class A	38	9,412
Resideo Technologies, Inc. (1)	13	297
Robert Half, Inc.	11	454
Rocket Lab Corp. (1)	40	1,436
Rockwell Automation, Inc. (2)	0	151
Rollins, Inc.	90	5,075
Rush Enterprises, Inc. – Class A	12	632
RXO, Inc. (1)	23	366
Schneider National, Inc. – Class B	2	59
Shyft Group, Inc.	18	226
Simpson Manufacturing Co., Inc.	27	4,211
SiteOne Landscape Supply, Inc. (1)	12	1,491
SkyWest, Inc. (1)	6	653
Spirit AeroSystems Holdings, Inc. – Class A (1)	28	1,082
SPX Technologies, Inc. (1)	31	5,224
StandardAero, Inc. (1)	206	6,515
Standex International Corp. (2)	0	65
Stanley Black & Decker, Inc.	1	68
Star Bulk Carriers Corp.	135	2,333
Steelcase, Inc. – Class A	8	78
Sunrun, Inc. (1)	60	492
Terex Corp.	14	676
Tetra Tech, Inc.	333	11,973
Timken Co.	13	937
Toro Co.	122	8,602
Trane Technologies Plc	9	3,935
TransDigm Group, Inc. (2)	0	87
Trex Co., Inc. (1)	18	970
Trinity Industries, Inc.	17	470
Tutor Perini Corp. (1)	19	874
Uber Technologies, Inc. (1)	9	793
UFP Industries, Inc.	4	446
U-Haul Holding Co. (1)	4	268
U-Haul Holding Co. – Class B	17	911
UL Solutions, Inc. – Class A	76	5,528
United Airlines Holdings, Inc. (1)	1	106
United Rentals, Inc.	1	701
V2X, Inc. (1)	13	616
Valmont Industries, Inc.	28	9,080
Verisk Analytics, Inc. – Class A	4	1,145
Verra Mobility Corp. – Class A (1)	22	554
Vertiv Holdings Co. – Class A	43	5,500
Vicor Corp. (1)	13	610
VSE Corp.	8	1,016
Watsco, Inc.	22	9,629
Watts Water Technologies, Inc. – Class A	11	2,613
WESCO International, Inc.	47	8,646
Westinghouse Air Brake Technologies Corp.	8	1,582
WillScot Holdings Corp. – Class A	92	2,528
WNS Holdings Ltd. (1)	28	1,749
Woodward, Inc.	4	909
Worthington Enterprises, Inc. (2)	0	29
WW Grainger, Inc. (2)	0	108
XPO, Inc. (1)	14	1,705

The accompanying notes are an integral part of these financial statements.

518

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Xylem, Inc.	8	$1,002
Zurn Elkay Water Solutions Corp.	8	286

Total Industrials		540,432

Information Technology – 14.70%
ACI Worldwide, Inc. (1)	101	4,655
Advanced Energy Industries, Inc.	2	324
Agilysys, Inc. (1)	6	635
Akamai Technologies, Inc. (1)	3	202
Ambarella, Inc. (1)	11	703
Amdocs Ltd.	91	8,278
Amkor Technology, Inc.	44	920
ANSYS, Inc. (1)	1	334
AppLovin Corp. – Class A (1)	11	3,687
Arista Networks, Inc. (1)	23	2,398
Arlo Technologies, Inc. (1)	42	715
Arrow Electronics, Inc. (1)(2)	0	49
Astera Labs, Inc. (1)	55	5,006
Atlassian Corp. – Class A (1)	7	1,516
AvePoint, Inc. (1)	6	116
Avnet, Inc.	59	3,156
Badger Meter, Inc.	26	6,302
Belden, Inc.	45	5,263
Benchmark Electronics, Inc.	3	131
Bentley Systems, Inc. – Class B	95	5,143
BigCommerce Holdings, Inc. (1)	23	115
Blackbaud, Inc. (1)	3	199
BlackLine, Inc. (1)	11	617
Box, Inc. – Class A (1)	5	180
C3.ai, Inc. – Class A (1)	12	301
Calix, Inc. (1)	55	2,905
Ciena Corp. (1)	5	443
Cleanspark, Inc. (1)	45	501
Cloudflare, Inc. – Class A (1)	24	4,637
Coherent Corp. (1)	11	1,020
Commvault Systems, Inc. (1)	40	6,946
Confluent, Inc. – Class A (1)	55	1,361
Corsair Gaming, Inc. (1)	54	513
Crane NXT Co.	47	2,544
Credo Technology Group Holding Ltd. (1)	89	8,257
Crowdstrike Holdings, Inc. – Class A (1)	7	3,607
CyberArk Software Ltd. (1)	19	7,628
Daily Journal Corp. (1)	1	245
Datadog, Inc. – Class A (1)	29	3,852
DigitalOcean Holdings, Inc. (1)	16	470
Diodes, Inc. (1)	17	887
Docusign, Inc. – Class A (1)	5	418
Domo, Inc. – Class B (1)	48	673
Dynatrace, Inc. (1)	97	5,342
Elastic NV (1)	16	1,345
Entegris, Inc.	43	3,444
EPAM Systems, Inc. (1)	3	469
ePlus, Inc. (1)	2	146
EverCommerce, Inc. (1)	29	301
F5, Inc. (1)	16	4,790
Fabrinet (1)	13	3,783
Fair Isaac Corp. (1)	5	9,889
FormFactor, Inc. (1)	82	2,809
Gartner, Inc. (1)	9	3,494
Gen Digital, Inc.	82	2,402

	Shares (000s)	Value (000s)
GlobalFoundries, Inc. (1)	20	$748
Globant SA (1)	58	5,280
GoDaddy, Inc. – Class A (1)	12	2,194
Guidewire Software, Inc. (1)	26	6,171
HubSpot, Inc. (1)	8	4,577
Impinj, Inc. (1)	4	452
Informatica, Inc. – Class A (1)	26	626
Insight Enterprises, Inc. (1)	1	146
Intel Corp.	29	639
IonQ, Inc. (1)	17	738
IPG Photonics Corp. (1)	63	4,344
Itron, Inc. (1)	9	1,179
Jabil, Inc.	7	1,517
Keysight Technologies, Inc. (1)	2	402
Klaviyo, Inc. – Class A (1)	114	3,824
Lattice Semiconductor Corp. (1)	214	10,497
Littelfuse, Inc.	30	6,857
Lumentum Holdings, Inc. (1)	75	7,130
MACOM Technology Solutions Holdings, Inc. (1)	45	6,448
Manhattan Associates, Inc. (1)	56	11,126
MARA Holdings, Inc. (1)	31	490
Marvell Technology, Inc.	11	836
MaxLinear, Inc. – Class A (1)	32	461
MicroStrategy, Inc. – Class A (1)	3	1,237
Mirion Technologies, Inc. – Class A (1)	44	945
MKS, Inc.	49	4,909
Monday.com Ltd. (1)	20	6,157
MongoDB, Inc. – Class A (1)	7	1,529
Monolithic Power Systems, Inc.	3	2,188
nCino, Inc. (1)	4	115
NCR Voyix Corp. (1)	42	498
NetApp, Inc.	4	397
Nice Ltd. – ADR (1)	23	3,898
Novanta, Inc. (1)	34	4,373
Nutanix, Inc. – Class A (1)	92	7,053
Okta, Inc. – Class A (1)	11	1,066
ON Semiconductor Corp. (1)	220	11,508
Onto Innovation, Inc. (1)	6	637
OSI Systems, Inc. (1)(2)	0	106
Palantir Technologies, Inc. – Class A (1)	43	5,881
Palo Alto Networks, Inc. (1)	14	2,806
Pegasystems, Inc.	2	92
Power Integrations, Inc.	107	5,970
Procore Technologies, Inc. (1)	35	2,421
PTC, Inc. (1)	6	1,091
Pure Storage, Inc. – Class A (1)	45	2,607
Q2 Holdings, Inc. (1)	6	586
Qualys, Inc. (1)	9	1,339
Rambus, Inc. (1)	38	2,433
Riot Platforms, Inc. (1)	54	606
Rubrik, Inc. – Class A (1)	56	4,996
SailPoint, Inc. (1)	119	2,726
Samsara, Inc. – Class A (1)	30	1,175
Sandisk Corp. (1)	1	50
Sanmina Corp. (1)	4	410
ScanSource, Inc. (1)	4	147
SentinelOne, Inc. – Class A (1)	15	281
ServiceTitan, Inc. – Class A (1)	27	2,883
Silicon Laboratories, Inc. (1)	5	790

The accompanying notes are an integral part of these financial statements.

519

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
SiTime Corp. (1)	4	$933
Skyworks Solutions, Inc.	11	815
Snowflake, Inc. – Class A (1)	10	2,293
SPS Commerce, Inc. (1)	27	3,627
Super Micro Computer, Inc. (1)	17	845
TD SYNNEX Corp.	42	5,712
Teledyne Technologies, Inc. (1)	4	2,137
Teradyne, Inc.	102	9,188
Trimble, Inc. (1)	6	423
Twilio, Inc. – Class A (1)	12	1,438
Tyler Technologies, Inc. (1)	14	8,421
Ubiquiti, Inc.	1	596
Varonis Systems, Inc. – Class B (1)	75	3,792
Veeco Instruments, Inc. (1)	31	631
Viavi Solutions, Inc. (1)	49	491
Vishay Intertechnology, Inc.	47	742
Western Digital Corp.	3	211
Zebra Technologies Corp. – Class A (1)	4	1,248
Zoom Communications, Inc. – Class A (1)	7	555
Zscaler, Inc. (1)	2	476

Total Information Technology		343,228

Materials – 3.98%
Albemarle Corp.	7	444
Alcoa Corp.	6	189
Alpha Metallurgical Resources, Inc. (1)(2)	0	19
Amcor Plc	233	2,144
AptarGroup, Inc.	65	10,179
Ashland, Inc.	47	2,367
Avery Dennison Corp.	8	1,388
Avient Corp.	88	2,848
Axalta Coating Systems Ltd. (1)	6	178
Balchem Corp.	17	2,644
Ball Corp.	13	749
Cabot Corp.	7	499
Carpenter Technology Corp.	4	1,054
Celanese Corp. – Class A	11	586
CF Industries Holdings, Inc.	2	218
Chemours Co.	34	392
Coeur Mining, Inc. (1)	82	726
Commercial Metals Co.	14	666
Corteva, Inc.	1	92
Crown Holdings, Inc.	3	285
Eagle Materials, Inc.	19	3,849
Element Solutions, Inc.	95	2,159
Freeport-McMoRan, Inc.	104	4,506
Graphic Packaging Holding Co.	698	14,717
Greif, Inc. – Class B	5	378
HB Fuller Co.	14	868
Hecla Mining Co.	136	817
Innospec, Inc.	8	633
International Flavors & Fragrances, Inc.	5	362
International Paper Co.	2	98
Louisiana-Pacific Corp.	3	295
Martin Marietta Materials, Inc.	3	1,713
Mativ Holdings, Inc.	69	473
Novagold Resources, Inc. (1)	129	530
O-I Glass, Inc. (1)	269	3,959
Packaging Corp. of America (2)	0	26
PPG Industries, Inc.	1	145

	Shares (000s)	Value (000s)
Radius Recycling, Inc. – Class A	23	$677
Reliance, Inc.	3	909
Royal Gold, Inc. (2)	0	62
RPM International, Inc.	135	14,855
Scotts Miracle-Gro Co.	3	207
Sealed Air Corp.	9	287
Silgan Holdings, Inc.	1	56
Sonoco Products Co.	14	607
SSR Mining, Inc. (1)	97	1,235
Steel Dynamics, Inc.	2	275
Titan America SA (1)	31	392
Tronox Holdings Plc – Class A	77	388
United States Lime & Minerals, Inc.	4	430
Vulcan Materials Co.	36	9,399
Worthington Steel, Inc. (2)	0	14

Total Materials		92,988

Real Estate – 5.25%
Acadia Realty Trust	5	95
Alexander & Baldwin, Inc.	39	688
Alexander’s, Inc.	2	443
Alexandria Real Estate Equities, Inc.	11	778
American Assets Trust, Inc.	35	686
American Healthcare REIT, Inc.	134	4,936
American Homes 4 Rent – Class A	12	442
Apartment Investment & Management Co. – Class A	6	53
Brixmor Property Group, Inc.	9	233
Broadstone Net Lease, Inc. – Class A	169	2,720
BXP, Inc.	115	7,765
Camden Property Trust	2	236
CareTrust REIT, Inc.	15	444
CBL & Associates Properties, Inc.	37	939
CBRE Group, Inc. – Class A (1)	109	15,255
Colliers International Group, Inc.	51	6,603
Community Healthcare Trust, Inc.	32	528
COPT Defense Properties	183	5,059
CoStar Group, Inc. (1)	7	523
Cousins Properties, Inc.	19	579
Crown Castle, Inc.	12	1,208
CubeSmart	167	7,099
Curbline Properties Corp.	29	663
Cushman & Wakefield Plc (1)	93	1,030
DiamondRock Hospitality Co.	77	589
Douglas Emmett, Inc.	92	1,377
EastGroup Properties, Inc. (2)	0	46
Elme Communities	42	665
Empire State Realty Trust, Inc. – Class A	12	98
Essential Properties Realty Trust, Inc.	25	801
Essex Property Trust, Inc.	1	197
Extra Space Storage, Inc.	5	756
First Industrial Realty Trust, Inc.	73	3,529
FirstService Corp.	33	5,806
Forestar Group, Inc. (1)	19	370
Four Corners Property Trust, Inc.	16	420
FRP Holdings, Inc. (1)	1	27
Gaming & Leisure Properties, Inc.	124	5,783
Getty Realty Corp.	1	39
Global Net Lease, Inc.	53	397
Healthcare Realty Trust, Inc. – Class A	12	184

The accompanying notes are an integral part of these financial statements.

520

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Highwoods Properties, Inc.	22	$676
Howard Hughes Holdings, Inc. (1)	8	562
Independence Realty Trust, Inc.	304	5,381
Innovative Industrial Properties, Inc. – Class A	9	480
InvenTrust Properties Corp.	10	264
Iron Mountain, Inc.	10	1,020
Jones Lang LaSalle, Inc. (1)	25	6,340
Kennedy-Wilson Holdings, Inc.	86	587
Kilroy Realty Corp.	5	168
Kimco Realty Corp.	12	258
Kite Realty Group Trust	61	1,374
Lamar Advertising Co. – Class A	4	512
LTC Properties, Inc.	22	748
Macerich Co.	9	142
Marcus & Millichap, Inc.	1	19
National Health Investors, Inc.	3	231
NexPoint Diversified Real Estate Trust	1	3
NexPoint Residential Trust, Inc.	19	618
Outfront Media, Inc.	16	266
Pebblebrook Hotel Trust	56	559
Phillips Edison & Co., Inc.	9	323
Plymouth Industrial REIT, Inc.	4	60
Postal Realty Trust, Inc. – Class A	48	704
PotlatchDeltic Corp.	33	1,252
Redfin Corp. (1)	28	310
Rexford Industrial Realty, Inc.	19	693
Ryman Hospitality Properties, Inc.	34	3,377
Sabra Health Care REIT, Inc.	8	139
Safehold, Inc.	62	970
Saul Centers, Inc.	13	430
SBA Communications Corp. – Class A	3	718
Seaport Entertainment Group, Inc. (1)(2)	0	1
Simon Property Group, Inc. (2)	0	58
SL Green Realty Corp.	8	517
STAG Industrial, Inc.	94	3,426
Summit Hotel Properties, Inc.	90	457
Sunstone Hotel Investors, Inc.	19	164
Tanger, Inc.	13	399
Terreno Realty Corp.	11	597
Veris Residential, Inc.	48	714
Vornado Realty Trust	9	343
Weyerhaeuser Co.	260	6,675

Total Real Estate		122,624

Utilities – 3.67%
ALLETE, Inc.	11	699
Alliant Energy Corp.	116	7,029
American Electric Power Co., Inc.	106	11,043
American States Water Co.	58	4,440
American Water Works Co., Inc.	56	7,757
Avista Corp.	11	416
Black Hills Corp.	22	1,250
Brookfield Infrastructure Corp. – Class A	54	2,232
California Water Service Group	21	943
CenterPoint Energy, Inc.	27	991
Chesapeake Utilities Corp.	5	616
Clearway Energy, Inc. – Class A	15	459
Consolidated Edison, Inc.	2	176
Constellation Energy Corp.	1	288

	Shares (000s)	Value (000s)
DTE Energy Co.	2	$273
Essential Utilities, Inc.	30	1,127
Exelon Corp.	15	630
FirstEnergy Corp.	203	8,176
Hawaiian Electric Industries, Inc. (1)	40	424
IDACORP, Inc. – Class Rights	51	5,914
MGE Energy, Inc.	10	852
New Jersey Resources Corp.	6	287
Northwest Natural Holding Co.	23	922
Northwestern Energy Group, Inc.	15	757
NRG Energy, Inc.	5	831
OGE Energy Corp.	12	517
Oklo, Inc. – Class A (1)	8	465
ONE Gas, Inc.	48	3,461
Ormat Technologies, Inc.	24	2,016
Otter Tail Corp.	2	169
Pinnacle West Capital Corp.	13	1,132
Portland General Electric Co.	39	1,578
Pure Cycle Corp. (1)	6	67
Southwest Gas Holdings, Inc.	11	809
TXNM Energy, Inc.	134	7,548
Vistra Corp.	42	8,056
WEC Energy Group, Inc. (2)	0	17
Xcel Energy, Inc.	11	716
York Water Co.	20	622

Total Utilities		85,705

Total Common Stocks (Cost: $1,859,578)		2,293,169

SHORT-TERM INVESTMENTS – 1.61%
Money Market Funds – 1.60%
Goldman Sachs Financial Square Government Fund – Class I, 4.21% (4)	37,358	37,358

Total Money Market Funds (Cost: $37,358)		37,358

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.01%
Sumitomo, Tokyo, 3.83% due 07/01/2025	$182	182

Total Time Deposits (Cost: $182)		182

Total Short-Term Investments (Cost: $37,540)		37,540

TOTAL INVESTMENTS IN SECURITIES – 99.83% (Cost: $1,897,118)		2,330,709

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.17%		4,067

TOTAL NET ASSETS – 100.00%		$2,334,776

The accompanying notes are an integral part of these financial statements.

521

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	Security that is restricted at June 30, 2025. The value of these securities totals $-, which represents 0.00% of total net assets.

The accompanying notes are an integral part of these financial statements.

522

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2025

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.82%
Australia – 1.41%
ALS Ltd.	906	$10,209
ANZ Group Holdings Ltd.	171	3,281
APA Group	77	416
Aristocrat Leisure Ltd.	365	15,645
ASX Ltd.	11	487
Atlassian Corp. – Class A (1)	212	42,964
BHP Group Ltd.	2,983	71,771
BlueScope Steel Ltd.	25	377
Brambles Ltd.	76	1,168
CAR Group Ltd.	21	513
Cochlear Ltd.	4	713
Coles Group Ltd.	74	1,013
Commonwealth Bank of Australia	93	11,267
Computershare Ltd.	29	760
CSL Ltd.	184	28,990
Deterra Royalties Ltd.	49	122
Domino’s Pizza Enterprises Ltd.	159	2,020
Evolution Mining Ltd.	722	3,758
Fortescue Ltd.	97	972
Goodman Group	115	2,586
Insurance Australia Group Ltd.	135	803
IPH Ltd.	1,198	3,610
Lottery Corp. Ltd.	124	435
Macquarie Group Ltd.	21	3,139
Medibank Pvt Ltd.	155	516
National Australia Bank Ltd.	176	4,562
Northern Star Resources Ltd.	75	924
Origin Energy Ltd.	102	726
Orora Ltd.	392	488
Pro Medicus Ltd.	3	592
Qantas Airways Ltd.	2,071	14,633
QBE Insurance Group Ltd.	1,606	24,729
REA Group Ltd.	3	458
Reece Ltd.	13	119
Rio Tinto Ltd.	21	1,501
Santos Ltd.	4,624	23,313
Scentre Group	298	699
SGH Ltd.	11	399
Sigma Healthcare Ltd.	254	501
Sonic Healthcare Ltd.	26	460
South32 Ltd.	258	493
Stockland	138	489
Suncorp Group Ltd.	62	882
Telstra Group Ltd.	230	733
Transurban Group	171	1,576
Treasury Wine Estates Ltd.	693	3,565
Vicinity Ltd.	222	362
Washington H Soul Pattinson & Co. Ltd.	14	382
Wesfarmers Ltd.	63	3,517
Westpac Banking Corp.	197	4,384
WiseTech Global Ltd.	11	796
Woodside Energy Group Ltd.	110	1,703
Woolworths Group Ltd.	67	1,379

Total Australia		301,900

	Shares (000s)	Value (000s)
Austria – 0.23%
Andritz AG	238	$17,722
Erste Group Bank AG	18	1,497
OMV AG	8	447
Verbund AG	4	288
Wienerberger AG – Class Bearer	796	29,759

Total Austria		49,713

Belgium – 0.35%
Ageas SA	9	584
Anheuser-Busch InBev SA	1,018	70,044
D’ieteren Group	1	245
Elia Group SA – Class B	3	324
Groupe Bruxelles Lambert NV	5	400
KBC Group NV	13	1,354
Lotus Bakeries NV (2)	0	222
Sofina SA	1	305
Syensqo SA	4	328
UCB SA	7	1,370

Total Belgium		75,176

Bermuda – 0.43%
Arch Capital Group Ltd.	800	72,864
Hiscox Ltd.	1,158	19,981

Total Bermuda		92,845

Brazil – 0.80%
Ambev SA	6,488	15,907
B3 SA – Brasil Bolsa Balcao	16,617	44,593
Banco do Brasil SA	4,104	16,687
NU Holdings Ltd. – Class A (1)	4,309	59,117
PRIO SA (1)	595	4,640
Raia Drogasil SA	11,123	30,954

Total Brazil		171,898

Canada – 1.68%
Alimentation Couche-Tard, Inc.	544	27,026
Canadian Natural Resources Ltd.	1,410	44,327
Canadian Pacific Kansas City Ltd.	1,556	123,396
First Quantum Minerals Ltd. (1)	153	2,712
Magna International, Inc.	1,463	56,516
Shopify, Inc. – Class A (1)	508	58,542
Waste Connections, Inc.	251	46,800

Total Canada		359,319

Chile – 0.29%
Antofagasta Plc	22	551
Banco de Chile – ADR	1,850	56,281
Embotelladora Andina SA – Class B	1,033	4,213

Total Chile		61,045

China – 2.65%
Alibaba Group Holding Ltd.	7,410	104,890
Centre Testing International Group Co. Ltd. – Class A	10,690	17,473
China Merchants Bank Co. Ltd. – Class H	2,383	16,717
Contemporary Amperex Technology Co. Ltd. – Class A	1,096	38,693
Haier Smart Home Co. Ltd. – Class A	10,495	30,157

The accompanying notes are an integral part of these financial statements.

523

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Kweichow Moutai Co. Ltd. – Class A	74	$14,641
Li Ning Co. Ltd.	8,077	17,505
Meituan – Class B (1)(3)	4,031	64,848
Midea Group Co. Ltd. – Class A	2,747	27,721
Sany Heavy Industry Co. Ltd. – Class A	1,943	4,874
Shenzhou International Group Holdings Ltd.	460	3,285
Silergy Corp.	1,861	22,669
Tencent Holdings Ltd.	2,488	160,329
Tencent Music Entertainment Group – ADR	265	5,165
Vipshop Holdings Ltd. – ADR	325	4,895
Weichai Power Co. Ltd. – Class H	6,602	13,442
Yangzijiang Shipbuilding Holdings Ltd.	144	251
Yifeng Pharmacy Chain Co. Ltd. – Class A	5,171	17,692
Zhongsheng Group Holdings Ltd.	1,287	1,990

Total China		567,237

Denmark – 1.93%
AP Moller – Maersk – Class A (2)	0	304
AP Moller – Maersk – Class B (2)	0	461
Carlsberg AS – Class B	280	39,742
Coloplast – Class B	297	28,281
Danske Bank	1,888	77,114
Demant (1)	589	24,625
DSV	268	64,237
Genmab (1)	4	734
GN Store Nord AS (1)	239	3,693
Novo Nordisk – Class B	2,154	149,243
Novonesis (Novozymes) B – Class B	19	1,394
Orsted AS (1)(3)	10	414
Pandora	5	796
ROCKWOOL – Class B	5	251
Tryg	20	508
Vestas Wind Systems	1,435	21,561

Total Denmark		413,358

Faroe Islands – 0.05%
Bakkafrost P/F	253	11,366

Total Faroe Islands		11,366

Finland – 0.40%
Elisa OYJ	8	462
Fortum OYJ	26	487
Kesko OYJ – Class B	15	381
Kone OYJ – Class B	19	1,250
Metso OYJ	34	444
Neste OYJ	25	340
Nokia OYJ – ADR	1,306	6,766
Nokia OYJ	4,676	24,261
Nordea Bank Abp	179	2,663
Orion OYJ – Class B	6	449
Sampo OYJ – Class A	2,955	31,802
Stora Enso OYJ – Class R	32	352
UPM-Kymmene OYJ	30	833
Wartsila OYJ Abp	654	15,461

Total Finland		85,951

	Shares (000s)	Value (000s)
France – 8.53%
Accor SA	519	$27,215
Aeroports de Paris SA	2	239
Air Liquide SA	339	69,951
Airbus SE	33	6,879
Alstom SA (1)	20	462
Alten SA	144	12,695
Amundi SA (3)	763	61,872
Arkema SA	783	57,793
AXA SA	102	4,997
BioMerieux	76	10,568
BNP Paribas SA	58	5,242
Bollore SE	40	252
Bouygues SA	3,446	155,857
Bureau Veritas SA	18	598
Capgemini SE	306	52,371
Carrefour SA	31	438
Cie de Saint-Gobain SA	26	3,014
Cie Generale des Etablissements Michelin SCA	2,086	77,599
Covivio	3	211
Credit Agricole SA	61	1,145
Danone SA	37	3,018
Dassault Aviation SA	1	382
Dassault Systemes SE	342	12,396
Edenred SE	932	28,941
Eiffage SA	4	562
Elis SA	532	15,265
Engie SA	106	2,480
EssilorLuxottica SA	110	30,184
Eurazeo SE	2	174
FDJ UNITED (3)	6	245
Gecina SA	3	286
Getlink SE	19	370
Hermes International SCA	2	4,730
Ipsen SA	2	249
Kering SA	351	76,370
Klepierre SA	12	486
Legrand SA	156	20,857
L’Oreal SA	13	5,702
LVMH Moet Hennessy Louis Vuitton SE	117	61,362
Orange SA	106	1,620
Pernod Ricard SA	1,482	147,812
Publicis Groupe SA	13	1,477
Remy Cointreau SA	349	17,826
Renault SA	11	507
Rexel SA	3,097	95,520
Safran SA	352	114,740
Sanofi SA	1,923	186,171
Sartorius Stedim Biotech	2	398
Schneider Electric SE	258	69,342
Societe Generale SA	42	2,381
Sodexo SA	5	307
SOITEC (1)	216	11,889
Technip Energies NV	564	23,745
Teleperformance SE	838	81,369
Thales SA	5	1,508
TotalEnergies SE	1,295	79,127
Unibail-Rodamco-Westfield	7	668

The accompanying notes are an integral part of these financial statements.

524

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Veolia Environnement SA	37	$1,311
Vinci SA	1,188	175,170

Total France		1,826,345

Germany – 8.14%
Adidas AG	122	28,463
Allianz SE	483	195,983
BASF SE	1,446	71,535
Bayer AG	1,564	47,128
Bayerische Motoren Werke AG	142	12,679
Beiersdorf AG	5	687
Brenntag SE	366	24,273
Commerzbank AG	52	1,626
Continental AG	829	72,341
Covestro AG (1)	10	730
CTS Eventim AG & Co. KGaA	4	441
Daimler Truck Holding AG	2,128	100,964
Delivery Hero SE – Class A (1)(3)	11	288
Deutsche Bank AG	107	3,162
Deutsche Boerse AG	197	64,246
Deutsche Lufthansa AG	35	296
Deutsche Post AG	3,917	181,451
Deutsche Telekom AG	198	7,233
E.ON SE	124	2,279
Evonik Industries AG	6,738	139,197
Fresenius Medical Care AG	1,538	88,339
Fresenius SE & Co. KGaA	24	1,214
GEA Group AG	304	21,292
Gerresheimer AG	120	6,803
Hannover Rueck SE	91	28,707
Heidelberg Materials AG	8	1,800
Henkel AG & Co. KGaA	6	448
Infineon Technologies AG	74	3,154
Knorr-Bremse AG	4	400
LEG Immobilien SE	4	386
Mercedes-Benz Group AG – Class REGISTERED	586	34,155
Merck KGaA	870	112,761
MTU Aero Engines AG	3	1,318
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8	4,988
Nemetschek SE	340	49,293
Rational AG (2)	0	250
Rheinmetall AG	29	61,542
RWE AG	37	1,536
SAP SE	475	145,192
Scout24 SE (3)	4	571
Siemens AG	43	11,012
Siemens Energy AG (1)	1,738	203,091
Siemens Healthineers AG (3)	19	1,035
Stabilus SE	133	4,348
Symrise AG – Class A	7	767
Talanx AG	4	461
Vonovia SE	42	1,473
Zalando SE (1)(3)	12	408

Total Germany		1,741,746

Greece – 0.03%
National Bank of Greece SA	508	6,482

Total Greece		6,482

	Shares (000s)	Value (000s)
Hong Kong – 3.08%
AIA Group Ltd.	24,026	$217,638
BOC Hong Kong Holdings Ltd.	212	921
China Overseas Land & Investment Ltd.	16,362	28,522
China Resources Land Ltd.	829	2,824
CK Asset Holdings Ltd.	111	488
CK Hutchison Holdings Ltd.	18,312	112,759
CK Infrastructure Holdings Ltd.	37	245
CLP Holdings Ltd.	91	764
Futu Holdings Ltd. – ADR	3	419
Galaxy Entertainment Group Ltd.	19,052	84,926
Hang Seng Bank Ltd.	43	645
Henderson Land Development Co. Ltd.	1,959	6,880
HKT Trust & HKT Ltd. – Class Miscella	209	312
Hong Kong & China Gas Co. Ltd.	617	519
Hong Kong Exchanges & Clearing Ltd.	1,237	66,531
Hongkong Land Holdings Ltd.	63	365
Jardine Matheson Holdings Ltd.	238	11,449
Johnson Electric Holdings Ltd.	1,345	3,710
Link Real Estate Investment Trust	149	800
MTR Corp. Ltd.	88	315
Power Assets Holdings Ltd.	81	521
Prudential Plc	47	585
Prudential Plc	3,307	41,390
Sino Land Co. Ltd.	238	254
SITC International Holdings Co. Ltd.	77	247
Sun Hung Kai Properties Ltd.	84	962
Swire Pacific Ltd. – Class A	1,006	8,619
Techtronic Industries Co. Ltd.	5,878	64,862
WH Group Ltd. (3)	466	449
Wharf Holdings Ltd.	58	177
Wharf Real Estate Investment Co. Ltd.	99	281

Total Hong Kong		659,379

India – 1.00%
Havells India Ltd.	201	3,641
HDFC Bank Ltd.	3,700	86,231
ICICI Bank Ltd. – ADR	2,083	70,082
MakeMyTrip Ltd. (1)	461	45,183
Marico Ltd.	611	5,144
Tata Consultancy Services Ltd.	109	4,390

Total India		214,671

Indonesia – 0.13%
Bank Central Asia Tbk PT	13,498	7,215
Bank Rakyat Indonesia Persero Tbk PT	92,168	21,250

Total Indonesia		28,465

Ireland – 1.87%
AerCap Holdings NV	11	1,242
AIB Group Plc	120	988
Bank of Ireland Group Plc	7,717	109,968
DCC Plc	322	20,902
Experian Plc	2,939	151,531
Irish Continental Group Plc	1,018	6,596
James Hardie Industries Plc (1)	32	859
Kerry Group Plc – Class A	9	1,018
Kingspan Group Plc	9	726
Medtronic Plc	479	41,732

The accompanying notes are an integral part of these financial statements.

525

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Ryanair Holdings Plc	47	$1,329
Ryanair Holdings Plc – ADR	1,088	62,739

Total Ireland		399,630

Israel – 0.39%
Azrieli Group Ltd.	2	220
Bank Hapoalim BM	72	1,377
Bank Leumi Le-Israel BM	86	1,594
Check Point Software Technologies Ltd. (1)	5	1,057
CyberArk Software Ltd. (1)	3	1,053
Elbit Systems Ltd.	1	658
ICL Group Ltd.	44	304
Israel Discount Bank Ltd. – Class A	68	683
Mizrahi Tefahot Bank Ltd.	9	583
Monday.com Ltd. (1)	233	73,211
Nice Ltd. (1)	4	598
Teva Pharmaceutical Industries Ltd. – ADR (1)	66	1,110
Wix.com Ltd. (1)	3	484

Total Israel		82,932

Italy – 3.21%
Amplifon SpA	340	7,993
Banca Mediolanum SpA	13	220
Banco BPM SpA	65	758
BPER Banca SPA	57	516
Davide Campari-Milano NV	3,838	25,838
DiaSorin SpA	1	133
Enel SpA	29,375	278,787
ENI SpA	126	2,033
Ferrari NV	135	65,967
FinecoBank Banca Fineco SpA	35	765
Generali	49	1,754
Infrastrutture Wireless Italiane SpA (3)	18	223
Intesa Sanpaolo SpA	869	5,007
Leonardo SpA	22	1,258
Mediobanca Banca di Credito Finanziario SpA	29	675
Moncler SpA	13	734
Nexi SpA (3)	28	169
Poste Italiane SpA (3)	26	561
Prysmian SpA	15	1,096
Recordati Industria Chimica e Farmaceutica SpA	6	390
Snam SpA	33,150	200,679
Telecom Italia SpA (1)	613	303
Terna – Rete Elettrica Nazionale	83	853
UniCredit SpA	1,342	90,006
Unipol Assicurazioni SpA	21	413

Total Italy		687,131

Japan – 17.67%
ABC-Mart, Inc.	773	15,880
Advantest Corp.	43	3,165
Aeon Co. Ltd.	41	1,257
AGC, Inc.	11	317
Air Water, Inc.	514	7,673
Aisin Corp.	31	399
Ajinomoto Co., Inc.	50	1,352

	Shares (000s)	Value (000s)
ANA Holdings, Inc.	9	$178
Asahi Group Holdings Ltd.	2,288	30,589
Asahi Kasei Corp.	71	505
Asics Corp.	36	923
Astellas Pharma, Inc.	103	1,012
Bandai Namco Holdings, Inc.	33	1,190
Bridgestone Corp.	1,693	69,243
Canon, Inc.	52	1,511
Capcom Co. Ltd.	19	652
Central Japan Railway Co.	44	986
Chiba Bank Ltd.	34	311
Chubu Electric Power Co., Inc.	37	454
Chugai Pharmaceutical Co. Ltd.	642	33,503
Concordia Financial Group Ltd.	58	378
Cosmos Pharmaceutical Corp.	756	48,005
Dai Nippon Printing Co. Ltd.	22	328
Daiei Kankyo Co. Ltd.	255	5,581
Daifuku Co. Ltd.	18	453
Dai-ichi Life Holdings, Inc.	449	3,415
Daiichi Sankyo Co. Ltd.	96	2,215
Daikin Industries Ltd.	425	49,935
Daito Trust Construction Co. Ltd.	3	359
Daiwa House Industry Co. Ltd.	905	31,088
Daiwa Securities Group, Inc.	77	547
Denso Corp.	107	1,441
Dentsu Group, Inc.	11	253
Disco Corp.	5	1,511
Dowa Holdings Co. Ltd.	297	9,606
East Japan Railway Co.	727	15,647
Eisai Co. Ltd.	16	448
ENEOS Holdings, Inc.	154	763
FANUC Corp.	52	1,414
Fast Retailing Co. Ltd.	11	3,634
Fuji Electric Co. Ltd.	8	355
FUJIFILM Holdings Corp.	7,643	165,509
Fujikura Ltd.	14	752
Fujitsu Ltd.	7,945	192,737
Fukuoka Financial Group, Inc.	778	20,786
Hakuhodo DY Holdings, Inc.	1,171	9,698
Hankyu Hanshin Holdings, Inc.	14	367
Hikari Tsushin, Inc.	1	295
Hitachi Ltd.	4,484	130,333
Honda Motor Co. Ltd.	10,551	101,742
Hoshizaki Corp.	6	207
Hoya Corp.	19	2,268
Hulic Co. Ltd.	27	271
Idemitsu Kosan Co. Ltd.	1,790	10,855
IHI Corp.	171	18,539
Iida Group Holdings Co. Ltd.	860	12,111
Inpex Corp.	850	11,936
Isuzu Motors Ltd.	31	397
ITOCHU Corp.	66	3,430
Japan Airlines Co. Ltd.	8	165
Japan Exchange Group, Inc.	56	563
Japan Post Bank Co. Ltd.	2,522	27,192
Japan Post Holdings Co. Ltd.	1,929	17,864
Japan Post Insurance Co. Ltd.	12	260
Japan Tobacco, Inc.	69	2,021
JFE Holdings, Inc.	33	384
Kajima Corp.	24	631

The accompanying notes are an integral part of these financial statements.

526

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Kansai Electric Power Co., Inc.	54	$642
Kao Corp.	26	1,174
Kawasaki Kisen Kaisha Ltd.	20	280
KDDI Corp.	10,067	172,856
Keyence Corp.	116	46,314
Kikkoman Corp.	37	346
Kinden Corp.	382	11,211
Kirin Holdings Co. Ltd.	1,648	23,099
Kobe Bussan Co. Ltd.	8	261
Komatsu Ltd.	2,302	75,964
Konami Group Corp.	6	870
Kubota Corp.	836	9,425
Kyocera Corp.	73	880
Kyowa Kirin Co. Ltd.	14	235
Lasertec Corp.	5	617
LY Corp.	162	595
M3, Inc.	1,009	13,853
Makita Corp.	14	419
Marubeni Corp.	82	1,653
MatsukiyoCocokara & Co.	19	381
Medipal Holdings Corp.	162	2,621
Megmilk Snow Brand Co. Ltd.	229	4,337
MEIJI Holdings Co. Ltd.	14	305
Minebea Mitsumi, Inc.	3,359	49,126
Mitsubishi Chemical Group Corp.	79	417
Mitsubishi Corp.	724	14,461
Mitsubishi Electric Corp.	5,006	107,680
Mitsubishi Estate Co. Ltd.	60	1,125
Mitsubishi HC Capital, Inc.	49	362
Mitsubishi Heavy Industries Ltd.	6,155	154,013
Mitsubishi Logistics Corp.	1,250	10,241
Mitsubishi Motors Corp.	4,433	12,533
Mitsubishi UFJ Financial Group, Inc.	2,494	33,999
Mitsui & Co. Ltd.	141	2,876
Mitsui Fudosan Co. Ltd.	151	1,462
Mitsui OSK Lines Ltd.	20	658
Mizuho Financial Group, Inc.	137	3,814
Monotaro Co. Ltd.	15	287
MS&AD Insurance Group Holdings, Inc.	74	1,644
Murata Manufacturing Co. Ltd.	4,584	67,761
NEC Corp.	545	15,900
Nexon Co. Ltd.	18	354
NH Foods Ltd.	320	11,072
Nidec Corp.	46	894
Nikon Corp.	600	6,152
Nintendo Co. Ltd.	904	86,849
Nippon Building Fund, Inc. (2)	0	404
Nippon Paint Holdings Co. Ltd.	5,885	47,330
Nippon Sanso Holdings Corp.	9	356
Nippon Steel Corp.	55	1,046
Nippon Telegraph & Telephone Corp.	60,119	64,274
Nippon Television Holdings, Inc.	659	15,265
Nippon Yusen KK	25	899
Nissan Motor Co. Ltd. (1)	130	314
Nisshinbo Holdings, Inc.	40	257
Nissin Foods Holdings Co. Ltd.	11	218
Nitori Holdings Co. Ltd.	107	10,260
Nitto Denko Corp.	40	780
Nomura Holdings, Inc.	3,599	23,718

	Shares (000s)	Value (000s)
Nomura Research Institute Ltd.	21	$833
NS Solutions Corp.	65	1,848
NTT Data Group Corp.	14	385
Obayashi Corp.	1,367	20,713
Obic Co. Ltd.	18	712
Olympus Corp.	10,708	127,193
Omron Corp.	10	270
Ono Pharmaceutical Co. Ltd.	20	220
Oracle Corp.	67	8,022
Oriental Land Co. Ltd.	60	1,370
ORIX Corp.	66	1,498
Osaka Gas Co. Ltd.	21	549
Otsuka Corp.	15	299
Otsuka Holdings Co. Ltd.	25	1,235
Pan Pacific International Holdings Corp.	21	722
Panasonic Holdings Corp.	133	1,425
Rakuten Group, Inc. (1)	83	458
Recruit Holdings Co. Ltd.	891	52,407
Renesas Electronics Corp.	96	1,190
Resona Holdings, Inc.	7,625	70,423
Ricoh Co. Ltd.	30	287
Sanrio Co. Ltd.	10	479
SBI Holdings, Inc.	15	537
SCREEN Holdings Co. Ltd.	4	358
SCSK Corp.	10	301
Secom Co. Ltd.	2,991	107,448
Sega Sammy Holdings, Inc.	733	17,555
Sekisui Chemical Co. Ltd.	22	393
Sekisui House Ltd.	34	751
Seria Co. Ltd.	202	3,757
Seven & i Holdings Co. Ltd.	1,295	20,835
SG Holdings Co. Ltd.	18	199
Shimadzu Corp.	13	326
Shimano, Inc.	307	44,465
Shin-Etsu Chemical Co. Ltd.	100	3,308
Shionogi & Co. Ltd.	43	778
Ship Healthcare Holdings, Inc.	574	7,728
Shiseido Co. Ltd.	2,297	41,034
SMC Corp.	70	25,147
SoftBank Corp.	1,653	2,560
SoftBank Group Corp.	54	3,933
Sompo Holdings, Inc.	49	1,480
Sony Group Corp.	8,727	226,909
Subaru Corp.	34	589
Sumitomo Corp.	62	1,608
Sumitomo Electric Industries Ltd.	41	875
Sumitomo Metal Mining Co. Ltd.	1,090	26,868
Sumitomo Mitsui Financial Group, Inc.	789	19,863
Sumitomo Mitsui Trust Group, Inc.	1,452	38,630
Sumitomo Realty & Development Co. Ltd.	18	684
Suntory Beverage & Food Ltd.	1,566	50,093
Suzuki Motor Corp.	90	1,079
Sysmex Corp.	2,102	36,585
T&D Holdings, Inc.	684	15,014
Taiheiyo Cement Corp.	664	16,482
Taisei Corp.	282	16,407
Takeda Pharmaceutical Co. Ltd.	859	26,514
TBS Holdings, Inc.	411	14,396

The accompanying notes are an integral part of these financial statements.

527

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
TDK Corp.	5,739	$66,985
Terumo Corp.	73	1,347
TIS, Inc.	12	392
Toho Co. Ltd.	6	366
Tokio Marine Holdings, Inc.	1,203	50,989
Tokyo Electron Ltd.	290	55,557
Tokyo Gas Co. Ltd.	18	605
Tokyo Metro Co. Ltd.	16	189
Tokyu Corp.	28	334
TOPPAN Holdings, Inc.	14	378
Toray Industries, Inc.	3,953	27,060
Toyo Seikan Group Holdings Ltd.	617	12,070
Toyo Suisan Kaisha Ltd.	126	8,382
Toyota Industries Corp.	1,619	182,724
Toyota Motor Corp.	544	9,377
Toyota Tsusho Corp.	37	834
Trend Micro, Inc.	7	484
Tsumura & Co.	441	10,644
Unicharm Corp.	3,914	28,260
USS Co. Ltd.	1,950	21,492
West Japan Railway Co.	875	20,013
Yakult Honsha Co. Ltd.	14	266
Yamaha Motor Co. Ltd.	51	382
Yokogawa Electric Corp.	12	331
Zensho Holdings Co. Ltd.	5	315
ZOZO, Inc.	1,306	14,106

Total Japan		3,778,837

Luxembourg – 0.69%
ArcelorMittal SA	3,549	112,693
Befesa SA (3)	163	5,325
CVC Capital Partners Plc (3)	12	252
Eurofins Scientific SE	411	29,269
Tenaris SA	23	426

Total Luxembourg		147,965

Macau – 0.00% (4)
Sands China Ltd. (1)	138	288

Total Macau		288

Mexico – 0.42%
Arca Continental SAB de CV	483	5,118
Cemex SAB de CV – ADR	544	3,771
Fomento Economico Mexicano SAB de CV – ADR	332	34,195
Gruma SAB de CV – Class B	229	3,952
Grupo Financiero Banorte SAB de CV – Class O	557	5,112
Wal-Mart de Mexico SAB de CV	11,555	38,229

Total Mexico		90,377

Netherlands – 4.85%
ABN AMRO Bank NV (3)	26	715
Adyen NV (1)(3)	82	150,117
Aegon Ltd.	78	567
Akzo Nobel NV	10	685
Argenx SE (1)	3	1,863
ASM International NV	95	60,666
ASML Holding NV	229	183,779
ASML Holding NV – Class REG	92	73,407

	Shares (000s)	Value (000s)
ASR Nederland NV	9	$576
BE Semiconductor Industries NV	4	669
Euronext NV (3)	4	748
EXOR NV	527	53,153
Ferrovial SE	28	1,507
Heineken Holding NV	7	553
Heineken NV	16	1,418
IMCD NV	321	43,178
ING Groep NV	3,464	75,915
JDE Peet’s NV	10	285
Koninklijke Ahold Delhaize NV	746	31,177
Koninklijke KPN NV	222	1,084
Koninklijke Philips NV	6,919	166,146
NN Group NV	15	1,023
Prosus NV (1)	823	46,177
QIAGEN NV (1)	12	584
Randstad NV	1,522	70,348
Stellantis NV	115	1,154
Topicus.com, Inc. (1)	530	66,397
Universal Music Group NV	61	1,993
Wolters Kluwer NV	13	2,198

Total Netherlands		1,038,082

New Zealand – 0.01%
Auckland International Airport Ltd.	93	437
Contact Energy Ltd.	47	256
Fisher & Paykel Healthcare Corp. Ltd.	32	710
Infratil Ltd.	51	327
Meridian Energy Ltd.	72	260
Xero Ltd. (1)	8	948

Total New Zealand		2,938

Norway – 0.68%
Aker BP ASA	18	461
DNB Bank ASA	1,579	43,676
Equinor ASA	3,368	85,045
Gjensidige Forsikring ASA	11	275
Kongsberg Gruppen ASA	24	940
Mowi ASA	26	495
Norsk Hydro ASA	79	452
Orkla ASA	39	426
Salmar ASA	302	13,090
Telenor ASA	36	558
Yara International ASA	9	349

Total Norway		145,767

Poland – 0.00% (4)
InPost SA (1)	13	215

Total Poland		215

Portugal – 0.28%
EDP SA	183	793
Galp Energia SGPS SA	22	411
Jeronimo Martins SGPS SA	2,282	57,768

Total Portugal		58,972

Russia – 0.00% (4)
Severstal PAO – GDR (1)(2)(5)(7)	147	—
X5 Retail Group NV – GDR (1)(2)(5)(7)	65	—

Total Russia		—

The accompanying notes are an integral part of these financial statements.

528

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Singapore – 2.51%
ASMPT Ltd.	325	$2,390
BOC Aviation Ltd. (3)	303	2,513
CapitaLand Ascendas REIT	218	460
CapitaLand Integrated Commercial Trust	338	578
Capitaland Investment Ltd.	134	279
DBS Group Holdings Ltd.	1,201	42,408
Genting Singapore Ltd.	338	190
Grab Holdings Ltd. – Class A (1)	133	670
Keppel Ltd.	85	498
Oversea-Chinese Banking Corp. Ltd.	193	2,480
Sea Ltd. – ADR (1)	1,012	161,860
Sembcorp Industries Ltd.	51	275
Singapore Airlines Ltd.	85	467
Singapore Exchange Ltd.	47	549
Singapore Technologies Engineering Ltd.	86	527
Singapore Telecommunications Ltd.	419	1,264
United Overseas Bank Ltd.	11,317	320,321
Wilmar International Ltd.	107	242

Total Singapore		537,971

South Africa – 0.14%
AVI Ltd.	614	3,266
Bid Corp. Ltd.	166	4,388
Capitec Bank Holdings Ltd.	36	7,179
Naspers Ltd. – Class N	38	11,772
Valterra Platinum Ltd.	61	2,711

Total South Africa		29,316

South Korea – 0.71%
Samsung Electronics Co. Ltd.	2,897	128,108
Shinhan Financial Group Co. Ltd.	535	24,261

Total South Korea		152,369

Spain – 1.57%
Acciona SA	1	250
Acerinox SA	357	4,554
ACS Actividades de Construccion y Servicios SA	10	676
Aena SME SA (3)	41	1,103
Amadeus IT Group SA	25	2,097
Banco Bilbao Vizcaya Argentaria SA	331	5,096
Banco de Sabadell SA	312	993
Banco Santander SA	23,995	198,703
Bankinter SA	39	503
CaixaBank SA	9,091	78,771
Cellnex Telecom SA (3)	27	1,061
EDP Renovaveis SA	17	189
Endesa SA	18	555
Fluidra SA	862	21,603
Grifols SA (1)	17	203
Iberdrola SA	334	6,425
Industria de Diseno Textil SA	61	3,161
Redeia Corp. SA	18	381
Repsol SA	68	993
Telefonica SA	216	1,135
Viscofan SA	116	8,233

Total Spain		336,685

	Shares (000s)	Value (000s)
Sweden – 3.05%
AddTech AB – Class B	14	$488
Alfa Laval AB	218	9,169
Assa Abloy AB – Class B	3,183	99,515
Atlas Copco AB – Class A	5,011	81,007
Atlas Copco AB – Class B	86	1,224
Beijer Ref AB – Class B	22	342
Boliden AB (1)	16	507
Epiroc AB – Class A	2,256	49,096
Epiroc AB – Class B	22	427
EQT AB	21	688
Essity AB – Class B	33	919
Evolution AB (3)	8	649
Fastighets AB Balder – Class B (1)	39	294
H & M Hennes & Mauritz AB – Class B	31	434
Hexagon AB – Class B	114	1,153
Holmen AB – Class B	4	169
Industrivarden AB – Class A	7	244
Industrivarden AB – Class C	9	316
Indutrade AB	15	411
Investment AB Latour – Class B	8	217
Investor AB – Class B	2,583	76,534
L E Lundbergforetagen AB – Class B	4	221
Lifco AB – Class B	13	513
Nibe Industrier AB – Class B	85	362
Saab AB – Class B	18	987
Sagax AB – Class B	12	277
Sandvik AB	781	17,933
Securitas AB – Class B	28	421
Skandinaviska Enskilda Banken AB – Class A	3,887	67,747
Skanska AB – Class B	19	446
SKF AB – Class B	20	449
Spotify Technology SA (1)	273	209,596
Svenska Cellulosa AB SCA – Class B	35	451
Svenska Handelsbanken AB – Class A	1,731	23,178
Swedbank AB	49	1,285
Swedish Orphan Biovitrum AB (1)	11	337
Tele2 AB – Class B	32	469
Telefonaktiebolaget LM Ericsson – Class B	159	1,356
Telia Co. AB	135	485
Trelleborg AB – Class B	11	415
Volvo AB – Class B	92	2,580

Total Sweden		653,311

Switzerland – 4.97%
ABB Ltd.	88	5,250
Alcon AG	28	2,469
Avolta AG	5	264
Baloise Holding AG	2	536
Banque Cantonale Vaudoise	2	201
Barry Callebaut AG (2)	0	220
BKW AG	1	260
Chocoladefabriken Lindt & Spruengli AG (2)	0	910
Chocoladefabriken Lindt & Spruengli AG – REG (2)	0	1,000
Cie Financiere Richemont SA	544	102,849
Coca-Cola HBC AG (1)	12	628

The accompanying notes are an integral part of these financial statements.

529

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
DSM-Firmenich AG	11	$1,130
EMS-Chemie Holding AG (2)	0	297
Galderma Group AG	7	956
Geberit AG	55	43,332
Givaudan SA	1	2,468
Glencore Plc (1)	10,509	40,951
Helvetia Holding AG	2	498
Holcim AG (1)	257	19,106
Julius Baer Group Ltd.	883	59,929
Kuehne & Nagel International AG	3	597
Logitech International SA	8	760
Lonza Group AG	95	67,599
Nestle SA	1,905	189,365
Novartis AG	107	13,004
Partners Group Holding AG	39	51,416
Roche Holding AG	2	613
Roche Holding AG	695	226,824
Sandoz Group AG	24	1,336
Schindler Holding AG	1	491
Schindler Holding AG	2	851
SGS SA	9	927
SIG Group AG (1)	17	319
Sika AG	114	30,925
Sonova Holding AG	3	833
STMicroelectronics NV	39	1,186
Straumann Holding AG	6	805
Swatch Group AG – BR	2	266
Swiss Life Holding AG	2	1,661
Swiss Prime Site AG	5	688
Swiss Re AG	17	3,007
Swisscom AG	1	1,051
Temenos AG	4	260
UBS Group AG	5,259	178,555
VAT Group AG (3)	1	631
Zurich Insurance Group AG	8	5,881

Total Switzerland		1,063,105

Taiwan – 2.20%
Advantech Co. Ltd.	422	4,892
Chroma ATE, Inc.	1,897	28,722
Delta Electronics, Inc.	263	3,722
MediaTek, Inc.	128	5,485
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	702	158,951
Taiwan Semiconductor Manufacturing Co. Ltd.	7,369	269,479

Total Taiwan		471,251

United Kingdom – 19.17%
3i Group Plc	3,929	222,354
Admiral Group Plc	287	12,881
Anglo American Plc	64	1,885
Aon Plc – Class A	124	44,185
Ashtead Group Plc	671	43,047
Associated British Foods Plc	4,200	118,666
AstraZeneca Plc	500	69,646
Auto Trader Group Plc (3)	6,293	71,278
Aviva Plc	153	1,301
BAE Systems Plc	7,993	207,431
Barclays Plc	23,484	108,515

	Shares (000s)	Value (000s)
Barratt Redrow Plc	1,394	$8,731
BP Plc	33,982	169,310
British American Tobacco Plc	4,269	202,962
BT Group Plc – Class A	353	941
Bunzl Plc	2,689	85,703
Capita Plc (1)	505	2,315
Centrica Plc	287	637
Close Brothers Group Plc (1)	603	3,058
CNH Industrial NV	2,253	29,197
Coca-Cola Europacific Partners Plc	177	16,407
Compass Group Plc	3,163	107,129
ConvaTec Group Plc (3)	6,598	26,133
Croda International Plc	8	304
Diageo Plc	1,730	43,614
easyJet Plc	2,378	17,402
Entain Plc	2,984	36,964
Future Plc	562	5,639
Games Workshop Group Plc	224	49,877
Greggs Plc	1,059	27,922
GSK Plc	11,598	221,124
Haleon Plc	497	2,556
Halma Plc	21	920
Hikma Pharmaceuticals Plc	9	251
HSBC Holdings Plc	6,263	75,756
IG Group Holdings Plc	868	12,691
Imperial Brands Plc	1,708	67,494
Inchcape Plc	855	8,522
Informa Plc	73	805
InterContinental Hotels Group Plc	197	22,557
International Consolidated Airlines Group SA	68	323
Intertek Group Plc	998	65,007
ITV Plc	8,083	9,158
J Sainsbury Plc	17,470	69,527
JD Sports Fashion Plc	148	180
John Wood Group Plc (1)(5)	3,378	855
Jupiter Fund Management Plc	2,251	3,089
Kingfisher Plc	101	405
Land Securities Group Plc	41	356
Legal & General Group Plc	335	1,174
Lloyds Banking Group Plc	211,338	222,225
London Stock Exchange Group Plc	26	3,866
M&G Plc	129	455
Marks & Spencer Group Plc	116	565
Melrose Industries Plc	69	501
Mondi Plc	26	428
National Grid Plc	280	4,107
NatWest Group Plc	2,663	18,703
Next Plc	6	1,098
Pagegroup Plc	3,115	11,444
Pearson Plc	34	494
Pets at Home Group Plc	2,805	10,099
Phoenix Group Holdings Plc	42	376
Rathbones Group Plc	294	7,029
Reckitt Benckiser Group Plc	1,522	103,683
RELX Plc	1,204	65,248
Rentokil Initial Plc	144	696
Rightmove Plc	7,476	80,920
Rio Tinto Plc	65	3,780
Rolls-Royce Holdings Plc	21,060	279,104

The accompanying notes are an integral part of these financial statements.

530

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Rotork Plc	2,537	$11,195
Sage Group Plc	54	929
Schroders Plc	46	228
Segro Plc	73	688
Serco Group Plc	6,485	17,991
Severn Trent Plc	16	592
Shell Plc	1,565	54,963
Shell Plc	4,006	139,771
Smith & Nephew Plc	46	702
Smiths Group Plc	20	603
Softcat Plc	1,908	44,959
Spirax Group Plc	352	28,750
SSE Plc	8,843	222,680
SSP Group Plc	7,349	17,406
Standard Chartered Plc	4,659	77,103
Tesco Plc	6,585	36,304
Trainline Plc (1)(3)	4,812	18,482
Travis Perkins Plc	3,039	25,338
Unilever Plc	1,266	77,241
United Utilities Group Plc	39	612
Vodafone Group Plc	1,142	1,222
Weir Group Plc	1,536	52,530
WH Smith Plc	1,011	15,149
Whitbread Plc	254	9,863
Wise Plc – Class A (1)	2,358	33,681
WPP Plc	14,096	99,250

Total United Kingdom		4,101,237

United States – 1.63%
Amrize Ltd. (1)	257	12,834
Coupang, Inc. – Class A (1)	2,908	87,135
Laureate Education, Inc. – Class A (1)	153	3,569
Linde Plc	122	57,456
Newmont Corp.	143	8,360
Philip Morris International, Inc.	729	132,735
Reliance Worldwide Corp. Ltd.	122	329
Samsonite Group SA (3)	4,932	9,187
Southern Copper Corp.	62	6,251
STERIS Plc	129	30,876

Total United States		348,732

Uruguay – 0.67%
MercadoLibre, Inc. (1)	55	142,469

Total Uruguay		142,469

Total Common Stocks (Cost: $15,902,661)		20,936,476

PREFERRED STOCKS – 0.02%
Germany – 0.02%
Bayerische Motoren Werke AG	3	244
Dr Ing hc F Porsche AG (3)	7	322
Henkel AG & Co. KGaA	10	760
Porsche Automobil Holding SE	8	335
Sartorius AG	1	365
Volkswagen AG	12	1,245

Total Germany		3,271

Total Preferred Stocks (Cost: $3,766)		3,271

	Shares (000s)		Value (000s)
SHORT-TERM INVESTMENTS – 1.58%
Money Market Funds – 1.36%
Goldman Sachs Financial Square Government Fund – Class I, 4.21% (6)		293,021	$293,021

Total Money Market Funds (Cost: $293,021)			293,021

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.22%
ANZ, London, 2.86% due 07/01/2025	AUD	167	110
BNP Paribas, Paris, 0.77% due 07/01/2025	DKK	257	41
Brown Brothers Harriman, 0.02% due 07/02/2025 (2)	HKD	0	0
Brown Brothers Harriman, 2.25% due 07/01/2025	NZD	19	12
Brown Brothers Harriman, 2.86% due 07/01/2025 (2)	AUD	0	0
Citibank, London, 1.11% due 07/01/2025	EUR	3,065	3,610
Citibank, London, 3.42% due 07/01/2025	GBP	3,241	4,449
Citibank, New York, 3.83% due 07/01/2025		$690	690
HSBC, Hong Kong, 0.02% due 07/02/2025	HKD	10,984	1,399
HSBC, Singapore, 0.56% due 07/01/2025	SGD	72	56
JP Morgan, New York, 3.83% due 07/01/2025		$2,009	2,009
Nordea Bank, Oslo, 3.19% due 07/01/2025	NOK	255	25
Royal Bank of Canada, Toronto, 1.80% due 07/02/2025 (2)	CAD	0	0
Skandinaviska Enskilda Banken AB, Stockholm, -0.31% due 07/01/2025	CHF	70	88
Skandinaviska Enskilda Banken AB, Stockholm, 1.05% due 07/01/2025	SEK	546	58
Standard Chartered Bank, Johannesburg, 5.41% due 07/01/2025 (2)	ZAR	3	0
Sumitomo Trust Bank, London, 3.83% due 07/01/2025		$265	265
Sumitomo, Tokyo, 0.12% due 07/01/2025	JPY	4,803,913	33,359

Total Time Deposits (Cost: $46,171)			46,171

Total Short-Term Investments (Cost: $339,192)			339,192

The accompanying notes are an integral part of these financial statements.

531

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

Value (000s)
TOTAL INVESTMENTS IN SECURITIES – 99.42% (Cost: $16,245,619)	$21,278,939

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.58%	124,234

TOTAL NET ASSETS – 100.00%	$21,403,173

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $419,599, which represents 1.96% of total net assets.

(4)	Amount calculated is less than 0.005%.

(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $855, which represents 0.00% of total net assets.

(6)	Represents annualized seven-day yield as of the close of the reporting period.

(7)	Security that is restricted at June 30, 2025. The value of these securities totals $-, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
48	Euro Stoxx 50 Future (1)	Sep. 2025	EUR	2,557	$3,012	$(0)
15	FTSE 100 INDEX Future	Sep. 2025	GBP	1,333	1,810	(20)
8	TOPIX INDEX Future	Sep. 2025	JPY	222,956	1,586	38

						$18

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

532

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

COMMON STOCKS	Percentages of Net Assets
Communication Services	5.62%
Consumer Discretionary	10.58
Consumer Staples	9.27
Energy	3.06
Financials	19.92
Healthcare	8.90
Industrials	22.03
Information Technology	10.27
Materials	4.33
Real Estate	0.41
Utilities	3.43

Total Common Stocks	97.82

PREFERRED STOCKS	Percentages of Net Assets
Consumer Discretionary	0.01
Consumer Staples	0.01
Healthcare	0.00	(1)

Total Preferred Stocks	0.02

SHORT-TERM INVESTMENTS	1.58

TOTAL INVESTMENTS	99.42
OTHER ASSETS IN EXCESS OF LIABILITIES	0.58

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

533

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

June 30, 2025

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.61%
Australia – 2.89%
ANZ Group Holdings Ltd.	132	$2,540
BHP Group Ltd.	17	402
BHP Group Ltd.	65	1,568
Brambles Ltd.	30	464
Cochlear Ltd.	37	7,328
Coles Group Ltd.	76	1,043
Commonwealth Bank of Australia	25	3,084
Computershare Ltd.	5	129
CSL Ltd.	64	10,058
Fortescue Ltd.	77	777
Goodman Group	20	458
Macquarie Group Ltd.	23	3,415
Medibank Pvt Ltd.	738	2,451
National Australia Bank Ltd.	30	778
Northern Star Resources Ltd.	11	131
Qantas Airways Ltd.	75	532
QBE Insurance Group Ltd.	422	6,506
REA Group Ltd. (1)	0	53
Reece Ltd.	87	823
Rio Tinto Ltd.	43	3,049
Santos Ltd.	397	2,002
Scentre Group	682	1,601
Sonic Healthcare Ltd.	51	902
South32 Ltd.	167	319
Telstra Group Ltd.	1,430	4,561
Transurban Group	83	762
Washington H Soul Pattinson & Co. Ltd.	4	98
Wesfarmers Ltd.	36	2,036
Westpac Banking Corp.	83	1,846
Whitehaven Coal Ltd.	228	812
WiseTech Global Ltd.	15	1,108
Woodside Energy Group Ltd.	72	1,116

Total Australia		62,752

Austria – 0.29%
Erste Group Bank AG	75	6,403

Total Austria		6,403

Belgium – 0.91%
Anheuser-Busch InBev SA	68	4,656
D’ieteren Group	4	896
Elia Group SA/NV – Class B	15	1,721
KBC Group NV	121	12,519

Total Belgium		19,792

Brazil – 0.32%
Ambev SA – ADR	1,198	2,887
Ambev SA	1,622	3,976

Total Brazil		6,863

Canada – 1.55%
Alimentation Couche-Tard, Inc.	200	9,933
Brookfield Corp.	39	2,410
Canadian National Railway Co.	112	11,628
CCL Industries, Inc. – Class B	16	931
Element Fleet Management Corp.	108	2,696
Magna International, Inc.	146	5,658

	Shares (000s)	Value (000s)
Sun Life Financial, Inc.	6	$411

Total Canada		33,667

Chile – 0.10%
Antofagasta Plc	90	2,242

Total Chile		2,242

China – 0.84%
Alibaba Group Holding Ltd.	662	9,372
China Merchants Bank Co. Ltd. – Class H	256	1,792
Haier Smart Home Co. Ltd. – Class A	1,205	3,463
Tencent Holdings Ltd.	8	535
Weichai Power Co. Ltd. – Class H	1,544	3,144

Total China		18,306

Denmark – 2.28%
Carlsberg AS – Class B	42	5,975
Coloplast – Class B	74	7,078
Danske Bank	204	8,350
Demant A/S (2)	12	495
DSV	2	404
Novo Nordisk – Class B	311	21,555
Novonesis (Novozymes) B – Class B	48	3,418
Pandora A/S	7	1,311
Tryg	36	930

Total Denmark		49,516

Finland – 1.24%
Fortum OYJ	3	60
Kone OYJ – Class B	184	12,106
Nokia OYJ	1,242	6,443
Nordea Bank Abp	458	6,798
Stora Enso OYJ – Class R	72	780
UPM-Kymmene OYJ	26	710

Total Finland		26,897

France – 13.25%
Accor SA	187	9,807
Air Liquide SA	127	26,268
Airbus SE	28	5,877
Alstom SA (2)	28	660
Amundi SA (3)	142	11,481
Arkema SA	116	8,579
AXA SA	110	5,405
BNP Paribas SA	62	5,543
Bouygues SA	37	1,671
Bureau Veritas SA	72	2,450
Capgemini SE	45	7,752
Cie de Saint-Gobain SA	24	2,783
Cie Generale des Etablissements Michelin SCA	470	17,463
Covivio	6	399
Credit Agricole SA	25	468
Danone SA	14	1,112
Dassault Systemes SE	269	9,734
Eiffage SA (1)	0	32
Engie SA	253	5,957
EssilorLuxottica SA	16	4,278
Eurazeo SE	4	257
FDJ UNITED (3)	8	302

The accompanying notes are an integral part of these financial statements.

534

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Gecina SA	5	$523
Hermes International SCA	4	10,152
Ipsen SA	4	510
Kering SA	11	2,385
Legrand SA	65	8,746
L’Oreal SA	36	15,601
LVMH Moet Hennessy Louis Vuitton SE	16	8,608
Pernod Ricard SA	7	723
Publicis Groupe SA	29	3,226
Renault SA	8	379
Rexel SA	409	12,612
Safran SA	46	14,991
Sanofi SA	213	20,646
Schneider Electric SE	29	7,845
Societe Generale SA	105	6,017
Sodexo SA	3	165
Teleperformance SE	109	10,548
TotalEnergies SE	319	19,507
Unibail – Rodamco-Westfield	4	429
Veolia Environnement SA	165	5,903
Vinci SA	69	10,146

Total France		287,940

Germany – 10.69%
Adidas AG	38	8,876
Allianz SE	30	12,148
BASF SE	191	9,471
Bayer AG	195	5,878
Beiersdorf AG	1	169
Continental AG	107	9,332
Covestro AG (2)	58	4,094
Daimler Truck Holding AG	285	13,512
Delivery Hero SE – Class A (2)(3)	18	476
Deutsche Bank AG	22	661
Deutsche Boerse AG	43	14,158
Deutsche Post AG	107	4,939
Deutsche Telekom AG	353	12,912
E.ON SE	23	418
Evonik Industries AG	238	4,919
Fresenius Medical Care AG	134	7,717
Fresenius SE & Co. KGaA	46	2,304
Hannover Rueck SE	1	195
Heidelberg Materials AG	31	7,368
Infineon Technologies AG	574	24,479
K+S AG	87	1,602
KION Group AG	21	1,199
Mercedes-Benz Group AG – ADR	67	970
Mercedes-Benz Group AG – Class REGISTERED	26	1,524
Merck KGaA	92	11,871
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16	10,330
Rheinmetall AG (1)	0	944
SAP SE	125	38,271
Siemens AG	64	16,504
Siemens Healthineers AG (3)	18	1,022
Symrise AG – Class A	6	607
Vonovia SE	13	444
Zalando SE (2)(3)	87	2,875

Total Germany		232,189

	Shares (000s)	Value (000s)
Hong Kong – 2.43%
AIA Group Ltd.	2,880	$26,088
China Overseas Land & Investment Ltd.	1,654	2,882
CK Asset Holdings Ltd.	474	2,092
CK Hutchison Holdings Ltd.	592	3,645
CLP Holdings Ltd.	250	2,111
Galaxy Entertainment Group Ltd.	1,462	6,518
Hang Seng Bank Ltd.	28	420
Hong Kong Exchanges & Clearing Ltd.	98	5,276
Jardine Matheson Holdings Ltd.	57	2,720
Power Assets Holdings Ltd.	50	321
Techtronic Industries Co. Ltd.	69	756

Total Hong Kong		52,829

Hungary – 0.15%
OTP Bank Nyrt	41	3,292

Total Hungary		3,292

Indonesia – 0.05%
Bank Rakyat Indonesia Persero Tbk PT	4,650	1,072

Total Indonesia		1,072

Ireland – 2.17%
AerCap Holdings NV	39	4,565
AIB Group Plc	406	3,347
Bank of Ireland Group Plc	686	9,773
DCC Plc	48	3,138
Experian Plc	256	13,205
James Hardie Industries Plc (2)	5	146
Kerry Group Plc – Class A	12	1,338
Kingspan Group Plc	30	2,555
Medtronic Plc	58	5,080
Ryanair Holdings Plc – ADR	22	1,291
Ryanair Holdings Plc	72	2,051
Smurfit WestRock Plc	17	717

Total Ireland		47,206

Israel – 0.34%
Bank Leumi Le-Israel BM	110	2,049
Check Point Software Technologies Ltd. (2)	18	4,013
ICL Group Ltd.	181	1,244
Wix.com Ltd. (2)	1	82

Total Israel		7,388

Italy – 1.83%
Enel SpA	1,345	12,762
Ferrari NV	17	8,117
FinecoBank Banca Fineco SpA	26	567
Generali	25	890
Intesa Sanpaolo SpA	535	3,083
Moncler SpA	16	892
Poste Italiane SpA (3)	3	70
Prysmian SpA	65	4,618
Recordati SpA	5	305
Snam SpA	18	111
UniCredit SpA	125	8,397

Total Italy		39,812

Japan – 17.79%
Advantest Corp.	5	356

The accompanying notes are an integral part of these financial statements.

535

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Aeon Co. Ltd.	10	$303
Aisin Corp.	20	249
Ajinomoto Co., Inc.	161	4,361
Asahi Kasei Corp.	119	850
Astellas Pharma, Inc.	144	1,411
Bridgestone Corp.	92	3,742
Canon, Inc.	28	812
Chugai Pharmaceutical Co. Ltd.	35	1,802
CyberAgent, Inc.	57	646
Dai-ichi Life Holdings, Inc.	72	550
Daiichi Sankyo Co. Ltd.	37	866
Daikin Industries Ltd.	120	14,050
Denso Corp.	85	1,150
Disco Corp.	3	889
East Japan Railway Co.	12	252
ENEOS Holdings, Inc.	54	269
FANUC Corp.	108	2,924
Fast Retailing Co. Ltd.	2	514
Fuji Electric Co. Ltd.	23	1,045
FUJIFILM Holdings Corp.	12	260
Fujitsu Ltd.	289	7,016
Fukuoka Financial Group, Inc.	127	3,380
Hankyu Hanshin Holdings, Inc.	26	712
Hikari Tsushin, Inc.	1	177
Hitachi Ltd.	455	13,235
Honda Motor Co. Ltd.	245	2,360
Hoya Corp.	142	16,863
IHI Corp.	50	5,376
Iida Group Holdings Co. Ltd.	51	721
Inpex Corp.	8	107
Isuzu Motors Ltd.	69	870
ITOCHU Corp.	207	10,844
Japan Post Bank Co. Ltd.	5	50
Japan Post Holdings Co. Ltd.	15	139
Japan Tobacco, Inc.	14	412
JFE Holdings, Inc.	60	699
Kao Corp.	152	6,815
KDDI Corp.	28	484
Keyence Corp.	45	17,791
Komatsu Ltd.	290	9,562
Kyocera Corp.	170	2,036
Lasertec Corp.	20	2,668
LY Corp.	316	1,162
Makita Corp.	12	379
Marubeni Corp.	7	135
MEIJI Holdings Co. Ltd.	50	1,108
Minebea Co. Ltd.	309	4,511
MISUMI Group, Inc.	258	3,440
Mitsubishi Corp.	178	3,561
Mitsubishi Electric Corp.	172	3,695
Mitsubishi HC Capital, Inc.	193	1,422
Mitsubishi UFJ Financial Group, Inc.	389	5,301
Mitsui & Co. Ltd.	133	2,719
Mitsui Fudosan Co. Ltd.	506	4,898
Mizuho Financial Group, Inc.	9	239
MS&AD Insurance Group Holdings, Inc.	121	2,709
Murata Manufacturing Co. Ltd.	414	6,121
Nintendo Co. Ltd.	42	4,033
Nomura Research Institute Ltd.	86	3,420
Obic Co. Ltd.	25	984

	Shares (000s)	Value (000s)
Olympus Corp.	750	$8,903
Ono Pharmaceutical Co. Ltd.	106	1,143
Oriental Land Co. Ltd.	42	963
ORIX Corp.	159	3,586
Otsuka Holdings Co. Ltd.	37	1,810
Panasonic Holdings Corp.	108	1,153
Rakuten Group, Inc. (2)	351	1,933
Recruit Holdings Co. Ltd.	91	5,346
Renesas Electronics Corp.	69	859
Resona Holdings, Inc.	743	6,866
Sanrio Co. Ltd.	32	1,523
SBI Holdings, Inc.	93	3,251
Secom Co. Ltd.	18	654
Seven & i Holdings Co. Ltd.	649	10,438
Shimano, Inc.	5	783
Shin-Etsu Chemical Co. Ltd.	316	10,418
Shiseido Co. Ltd.	50	884
SMC Corp.	22	7,848
Softbank Corp.	282	437
SoftBank Group Corp.	11	771
Sony Group Corp.	1,092	28,378
Subaru Corp.	51	881
Sumitomo Corp.	106	2,723
Sumitomo Mitsui Financial Group, Inc.	649	16,352
Sumitomo Mitsui Trust Group, Inc.	60	1,596
Suntory Beverage & Food Ltd.	210	6,709
Suzuki Motor Corp.	474	5,716
Sysmex Corp.	374	6,512
T&D Holdings, Inc.	113	2,472
Takeda Pharmaceutical Co. Ltd.	143	4,409
TDK Corp.	958	11,177
Terumo Corp.	808	14,822
Tokio Marine Holdings, Inc.	188	7,951
Tokyo Electron Ltd.	12	2,375
Toray Industries, Inc.	766	5,246
Toyota Industries Corp.	50	5,621
Toyota Motor Corp.	200	3,448
Yakult Honsha Co. Ltd.	38	723
Yokogawa Electric Corp.	4	110

Total Japan		386,245

Luxembourg – 0.81%
ArcelorMittal	442	14,032
Eurofins Scientific SE	36	2,555
Tenaris SA	57	1,066

Total Luxembourg		17,653

Macau – 0.10%
Sands China Ltd. (2)	992	2,073

Total Macau		2,073

Netherlands – 6.35%
Adyen NV (2)(3)	1	1,152
Aegon Ltd.	14	103
Akzo Nobel NV	6	426
Argenx SE (2)	1	421
Argenx SE – ADR (2)	1	746
ASM International NV	19	12,207
ASML Holding NV	49	38,869
BE Semiconductor Industries NV	15	2,231

The accompanying notes are an integral part of these financial statements.

536

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
EXOR NV	10	$1,052
Ferrovial SE	6	308
Heineken Holding NV	17	1,285
Heineken NV	50	4,405
IMCD NV	5	608
ING Groep NV	770	16,871
Koninklijke Ahold Delhaize NV	176	7,344
Koninklijke KPN NV	1,959	9,557
Koninklijke Philips NV	292	7,022
NN Group NV	14	921
Prosus NV (2)	86	4,840
Randstad NV	113	5,214
Universal Music Group NV	360	11,673
Wolters Kluwer NV	64	10,658

Total Netherlands		137,913

New Zealand – 0.02%
Xero Ltd. (2)	4	438

Total New Zealand		438

Norway – 0.86%
Aker BP ASA	211	5,390
DNB Bank ASA	113	3,125
Equinor ASA	360	9,092
Storebrand ASA	46	646
Telenor ASA	31	476

Total Norway		18,729

Singapore – 1.09%
DBS Group Holdings Ltd.	463	16,353
Oversea-Chinese Banking Corp. Ltd.	78	998
Sea Ltd. – ADR (2)	14	2,167
Singapore Airlines Ltd.	54	295
Singapore Exchange Ltd.	44	511
Singapore Telecommunications Ltd.	41	123
United Overseas Bank Ltd.	86	2,440
Wilmar International Ltd.	309	697

Total Singapore		23,584

South Africa – 0.01%
Valterra Platinum Ltd. (2)	3	143

Total South Africa		143

South Korea – 0.69%
Samsung Electronics Co. Ltd.	304	13,437
Shinhan Financial Group Co. Ltd.	37	1,657

Total South Korea		15,094

Spain – 2.95%
ACS Actividades Co.	3	215
Aena SME SA (3)	86	2,304
Amadeus IT Group SA	154	13,019
Banco Bilbao Vizcaya Argentaria SA	44	676
Banco Santander SA	898	7,432
CaixaBank SA	900	7,794
EDP Renovaveis SA	50	557
Iberdrola SA	612	11,769
Industria de Diseno Textil SA	349	18,195
Repsol SA	120	1,758

	Shares (000s)	Value (000s)
Telefonica SA	50	$263

Total Spain		63,982

Sweden – 1.95%
Alleima AB	1	6
Assa Abloy AB – Class B	15	471
Atlas Copco AB – Class A	391	6,314
Atlas Copco AB – Class B	490	6,972
Boliden AB (2)	45	1,401
EQT AB	12	409
Essity AB – Class B	122	3,369
Fastighets AB Balder – Class B (2)	54	402
Hexagon AB – Class B	184	1,854
Industrivarden AB – Class C	4	137
Indutrade AB	31	853
Investment AB Latour – Class B	13	339
Investor AB – Class B	20	578
Nibe Industrier AB – Class B	193	824
Sagax AB – Class B	13	304
Sandvik AB	61	1,410
Securitas AB – Class B	6	83
Skandinaviska Enskilda Banken AB – Class A	96	1,667
Svenska Handelsbanken AB – Class A	125	1,672
Telefonaktiebolaget LM Ericsson – Class B	314	2,681
Volvo AB – Class B	379	10,659

Total Sweden		42,405

Switzerland – 7.03%
ABB Ltd.	136	8,131
Accelleron Industries AG	1	69
Alcon AG	22	1,919
Chocoladefabriken Lindt & Spruengli AG (1)	0	1,079
Cie Financiere Richemont SA	56	10,617
DSM-Firmenich AG	5	482
Geberit AG	1	455
Givaudan SA (1)	0	475
Glencore Plc (2)	237	922
Holcim AG (2)	3	192
Julius Baer Group Ltd.	128	8,674
Kuehne & Nagel International AG	6	1,292
Logitech International SA	10	909
Lonza Group AG	26	18,427
Nestle SA	198	19,679
Novartis AG	139	16,872
Partners Group Holding AG (1)	0	606
Roche Holding AG	3	1,171
Roche Holding AG	90	29,261
Sandoz Group AG	28	1,555
SGS SA	88	8,917
Sonova Holding AG	1	355
STMicroelectronics NV	91	2,798
Swatch Group AG – BR	3	419
UBS Group AG	324	10,996
VAT Group AG (3)	8	3,561
Zurich Insurance Group AG	4	2,950

Total Switzerland		152,783

Taiwan – 1.54%
Hon Hai Precision Industry Co. Ltd.	194	1,070
Taiwan Semiconductor Manufacturing Co. Ltd.	84	3,072

The accompanying notes are an integral part of these financial statements.

537

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	129	$29,321

Total Taiwan		33,463

United Kingdom – 13.95%
3i Group Plc	245	13,881
Anglo American Plc	28	824
Ashtead Group Plc	60	3,846
AstraZeneca Plc – ADR	38	2,684
AstraZeneca Plc	70	9,686
Aviva Plc	541	4,601
BAE Systems Plc	29	759
Barclays Plc	1,826	8,438
Barratt Redrow Plc	244	1,529
BP Plc	902	4,492
Bridgepoint Group Plc (3)	167	711
British American Tobacco Plc	14	661
BT Group Plc – Class A	960	2,557
Burberry Group Plc (2)	89	1,439
CNH Industrial NV	176	2,283
Coca-Cola Europacific Partners Plc	16	1,456
Compass Group Plc	641	21,729
Diageo Plc	148	3,730
GSK Plc – ADR	28	1,079
GSK Plc	601	11,459
Haleon Plc	246	1,267
Halma Plc	115	5,051
HSBC Holdings Plc	1,051	12,712
Inchcape Plc	165	1,645
InterContinental Hotels Group Plc	49	5,596
Intertek Group Plc	11	745
J Sainsbury Plc	2,076	8,263
Kingfisher Plc	790	3,155
Land Securities Group Plc	16	139
Legal & General Group Plc	865	3,027
Lloyds Banking Group Plc	4,671	4,911
London Stock Exchange Group Plc	57	8,353
Melrose Industries Plc	314	2,289
Mondi Plc	51	834
National Grid Plc	463	6,792
NatWest Group Plc	1,827	12,832
Next Plc	47	8,044
Pearson Plc	54	798
Persimmon Plc	85	1,506
Reckitt Benckiser Group Plc	192	13,049
RELX Plc	249	13,504
Rio Tinto Plc	91	5,290
Sage Group Plc	898	15,424
Segro Plc	64	601
Severn Trent Plc	4	152
Shell Plc – ADR	42	2,926
Shell Plc	303	10,652
Shell Plc	447	15,611
Smith & Nephew Plc	31	468
Spirax Group Plc	10	793
SSE Plc	223	5,616
Standard Chartered Plc	459	7,591
TechnipFMC Plc	36	1,239
Tesco Plc	2,378	13,113
Travis Perkins Plc	211	1,761

	Shares (000s)		Value (000s)
Unilever Plc		143	$8,733
United Utilities Group Plc		11	171
Vodafone Group Plc		363	388
Whitbread Plc		6	246

Total United Kingdom			303,131

United States – 0.14%
Amrize Ltd. (2)		3	129
Broadcom, Inc.		7	1,905
Flutter Entertainment Plc (2)		2	437
Linde Plc		1	471

Total United States			2,942

Total Common Stocks (Cost: $1,599,973)			2,098,744

PREFERRED STOCKS – 0.05%
Germany – 0.05%
Dr Ing hc F Porsche AG (3)		15	749
Henkel AG & Co. KGaA		5	426

Total Germany			1,175

Total Preferred Stocks (Cost: $1,173)			1,175

SHORT-TERM INVESTMENTS – 2.96%
Money Market Funds – 2.71%
Goldman Sachs Financial Square Government Fund – Class I, 4.21% (4)		58,855	58,855

Total Money Market Funds (Cost: $58,855)			58,855

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.25%
ANZ, London, 2.86% due 07/01/2025	AUD	63	42
Brown Brothers Harriman, 0.77% due 07/01/2025 (1)	DKK	0	0
Brown Brothers Harriman, 2.25% due 07/01/2025 (1)	NZD	0	0
Citibank, London, 1.11% due 07/01/2025	EUR	287	338
Citibank, London, 3.42% due 07/01/2025	GBP	583	801
Citibank, New York, 3.83% due 07/01/2025		$1,536	1,536
HSBC, Hong Kong, 0.02% due 07/02/2025	HKD	60	8
HSBC, Singapore, 0.56% due 07/01/2025	SGD	348	274
Nordea Bank, Oslo, 3.19% due 07/01/2025	NOK	322	32
Royal Bank of Canada, Toronto, 1.80% due 07/02/2025	CAD	94	69
Skandinaviska Enskilda Banken AB, Stockholm, -0.31% due 07/01/2025	CHF	2	2

The accompanying notes are an integral part of these financial statements.

538

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Skandinaviska Enskilda Banken AB, Stockholm, 1.05% due 07/01/2025	SEK	73	$8
Sumitomo, Tokyo, 0.12% due 07/01/2025	JPY	324,384	2,252

Total Time Deposits (Cost: $5,362)			5,362

Total Short-Term Investments (Cost: $64,217)			64,217

TOTAL INVESTMENTS IN SECURITIES – 99.62% (Cost: $1,665,363)			2,164,136

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.38%			8,242

TOTAL NET ASSETS – 100.00%			$2,172,378

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

(2)	Non-income producing security.

(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $24,703, which represents 1.14% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

539

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

June 30, 2025 (Continued)

(Amounts in thousands, except number of contracts)

COMMON STOCKS	Percentage of Net Assets
Communication Services	2.58%
Consumer Discretionary	12.03
Consumer Staples	7.64
Energy	3.50
Financials	19.04
Healthcare	12.54
Industrials	17.56
Information Technology	12.89
Materials	5.62
Real Estate	0.70
Utilities	2.51

Total Common Stocks	96.61

PREFERRED STOCKS	Percentage of Net Assets
Consumer Discretionary	0.03
Consumer Staples	0.02

Total Preferred Stocks	0.05

SHORT-TERM INVESTMENTS	2.96

TOTAL INVESTMENTS	99.62
OTHER ASSETS IN EXCESS OF LIABILITIES	0.38

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

540

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2025

(Amounts in thousands, except per share amounts)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Municipal High-Income Bond Fund
Assets
Investments, at value (1)	$22,125,642	$49,695,325	$17,312,410	$4,198,238
Cash*	73	6,381	—	0
Over-the-counter credit default swap contracts, at value	—	136	—	—
Over-the-counter total return swap contracts, at value	—	565	—	—
Receivable for foreign currency transactions	—	433	—	—
Receivable for investments sold	567,876	6,923,766	50,097	2,546
Receivable for fund shares sold	28,330	57,738	35,140	9,507
Unrealized appreciation on forward foreign currency exchange contracts	—	18,381	—	—
Unrealized appreciation on unfunded loan commitments	—	3	—	—
Dividend and interest receivable	155,480	291,405	208,873	51,643
Tax reclaim receivable	—	41	—	—
Deposits at broker for futures contracts	11,962	—	—	—
Variation margin on futures contracts	3,670	74,420	2,899	50
Deposits at broker for centrally cleared swap contracts	—	604	—	—
Variation margin on centrally cleared swap contracts	1	60,613	—	—
Deposits at broker for TBA commitments	—	17,979	—	—
Prepaid expenses and other assets	287	181	210	87
Total Assets	22,893,321	57,147,971	17,609,629	4,262,071

Liabilities
TBA sale commitments, at value (2)	66,673	286,974	—	—
Over-the-counter credit default swap contracts, at value	—	783	—	—
Due to broker for swap contracts	—	5,930	—	—
Due to broker for TBA commitments	2,914	66,685	—	—
Payable for investments purchased	1,105,687	15,803,521	286,489	16,523
Payable for fund shares redeemed	7,937	14,080	8,351	1,975
Interest payable	127	219	—	—
Payable for reverse repurchase agreements	—	9,833	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	87,911	—	—
Payable to Sub-advisers for Investment Advisory Fee	1,837	4,034	1,473	494
Payable to Trustees	2	2	1	6
Accrued expenses and other liabilities	1,196	16,136	798	365
Total Liabilities	1,186,373	16,296,108	297,112	19,363
Net Assets	$21,706,948	$40,851,863	$17,312,517	$4,242,708

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$23,910,122	$45,391,440	$17,915,474	$4,328,909
Total distributable earnings/(loss)	(2,203,174)	(4,539,577)	(602,957)	(86,201)
Net Assets	$21,706,948	$40,851,863	$17,312,517	$4,242,708
Net Assets	$21,706,948	$40,851,863	$17,312,517	$4,242,708
Shares Outstanding	2,406,485	4,596,030	1,772,653	432,900
Net Asset Value	$9.02	$8.89	$9.77	$9.80

(1) Cost of investments	22,879,778	50,319,492	17,515,522	4,280,221
(2) Proceeds from TBA sale commitments	(65,583)	(283,022)	—	—

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

541

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2025 (Continued)

(Amounts in thousands, except per share amounts)

	Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Tax Managed Large Cap Fund	Bridge Builder Small/Mid Cap Growth Fund
Assets
Investments, at value (1)	$28,188,049	$24,137,827	$6,546,557	$9,390,062
Cash*	0	319	—	—
Receivable for investments sold	18,199	22,768	31,797	22,310
Receivable for fund shares sold	29,026	28,548	13,493	12,287
Dividend and interest receivable	12,271	35,408	4,909	2,942
Tax reclaim receivable	1,544	3,801	70	16
Variation margin on futures contracts	1,310	488	—	662
Prepaid expenses and other assets	165	155	81	93
Total Assets	28,250,564	24,229,314	6,596,907	9,428,372

Liabilities
Payable for investments purchased	16,958	18,533	30,757	23,095
Payable for fund shares redeemed	17,689	10,318	4,061	3,806
Payable for foreign currency transactions	—	53	—	—
Payable to Sub-advisers for Investment Advisory Fee	4,083	4,011	1,091	2,446
Payable to Trustees	2	2	1	1
Accrued expenses and other liabilities	720	754	363	274
Total Liabilities	39,452	33,671	36,273	29,622
Net Assets	$28,211,112	$24,195,643	$6,560,634	$9,398,750

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$15,413,810	$17,032,078	$4,843,381	$7,110,087
Total distributable earnings/(loss)	12,797,302	7,163,565	1,717,253	2,288,663
Net Assets	$28,211,112	$24,195,643	$6,560,634	$9,398,750
Net Assets	$28,211,112	$24,195,643	$6,560,634	$9,398,750
Shares Outstanding	1,047,294	1,358,654	423,617	572,902
Net Asset Value	$26.94	$17.81	$15.49	$16.41

(1) Cost of investments	17,095,010	18,075,377	4,676,274	7,135,125

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

542

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2025 (Continued)

(Amounts in thousands, except per share amounts)

	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder Tax Managed Small/Mid Cap Fund	Bridge Builder International Equity Fund	Bridge Builder Tax Managed International Equity Fund
Assets
Investments, at value (1)	$8,510,118	$2,330,709	$21,278,939	$2,164,136
Cash*	—	0	108	202
Receivable for foreign currency transactions	—	—	—	12
Receivable for investments sold	11,851	68,030	50,804	4,159
Receivable for fund shares sold	10,363	4,994	27,227	4,854
Dividend and interest receivable	10,751	2,332	42,449	3,186
Tax reclaim receivable	19	11	55,669	6,391
Variation margin on futures contracts	656	—	479	—
Prepaid expenses and other assets	115	56	136	50
Total Assets	8,543,873	2,406,132	21,455,811	2,182,990

Liabilities
Payable for investments purchased	22,484	69,543	30,858	8,542
Payable for fund shares redeemed	3,113	930	12,899	1,235
Payable for foreign currency transactions	—	—	252	—
Foreign withholding tax payable	—	—	2,229	—
Payable to Sub-advisers for Investment Advisory Fee	2,438	673	5,471	621
Payable to Trustees*	1	0	2	0
Accrued expenses and other liabilities	322	210	927	214
Total Liabilities	28,358	71,356	52,638	10,612
Net Assets	$8,515,515	$2,334,776	$21,403,173	$2,172,378

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$6,420,404	$2,102,327	$15,986,990	$1,705,332
Total distributable earnings/(loss)	2,095,111	232,449	5,416,183	467,046
Net Assets	$8,515,515	$2,334,776	$21,403,173	$2,172,378
Net Assets	$8,515,515	$2,334,776	$21,403,173	$2,172,378
Shares Outstanding	592,405	187,523	1,443,012	167,653
Net Asset Value	$14.37	$12.45	$14.83	$12.96

(1) Cost of investments	6,837,593	1,897,118	16,245,619	1,665,363

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

543

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2025

(Amounts in thousands)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Municipal High-Income Bond Fund
Investment Income
Dividend income	$22,962	$48,110	$12,927	$764
Less: Foreign taxes withheld and issuance fees*	—	(41)	—	0
Interest	806,262	1,851,753	566,182	178,001
Less: Foreign taxes withheld	—	(149)	—	—
Other Income	1	2,354	35	—
Total investment income	829,225	1,902,027	579,144	178,765
Expenses
Investment advisory fee	60,211	135,148	57,419	13,299
Professional fees	335	675	299	108
Administration fee	13	13	13	13
Fund accounting fees	1,105	1,924	988	400
Transfer agent fees and expenses	49	68	46	34
Trustees fees and expenses	269	529	226	26
Printing and mailing expense	134	83	—	24
Custody fees	403	1,200	150	69
Insurance expense	46	95	41	10
Interest expense	—	2,644	—	—
Registration fees	917	1,504	920	226
Other expenses	191	367	163	52
Total expenses before fee waivers	63,673	144,250	60,265	14,261
Fee waivers and/or expense reimbursements by Adviser	(40,328)	(88,455)	(40,826)	(8,305)
Net expenses	23,345	55,795	19,439	5,956
Net Investment Income	805,880	1,846,232	559,705	172,809

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Investments	(174,643)	(189,677)	(104,983)	(3,686)
TBA sale commitments	1,405	(6,366)	—	—
Forward foreign currency exchange contracts	—	(4,065)	—	—
Foreign currency transactions	—	(6,993)	—	—
Futures contracts	(1,593)	(240,090)	6,092	88
Swap contracts	(1)	60,431	—	—
Net realized gain/(loss)	(174,832)	(386,760)	(98,891)	(3,598)
Investments	521,524	994,341	(99,400)	(134,239)
TBA sale commitments	(1,090)	(5,296)	—	—
Forward foreign currency exchange contracts	—	(77,624)	—	—
Foreign currency transactions	—	762	—	—
Futures contracts	17,292	114,833	(3,310)	(71)
Swap contracts	117	99,116	—	—
Unfunded loan commitments	—	1	—	—
Net change in unrealized appreciation/(depreciation)	537,843	1,126,133	(102,710)	(134,310)
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	363,011	739,373	(201,601)	(137,908)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,168,891	$2,585,605	$358,104	$34,901

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

544

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2025 (Continued)

(Amounts in thousands)

	Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Tax Managed Large Cap Fund	Bridge Builder Small/Mid Cap Growth Fund
Investment Income
Dividend income	$219,545	$507,814	$71,426	$51,586
Less: Foreign taxes withheld and issuance fees	(1,481)	(5,698)	(476)	(74)
Interest	431	592	162	239
Less: Foreign taxes withheld	—	—	—	—
Other Income*	65	6	0	25
Total investment income	218,560	502,714	71,112	51,776
Expenses
Investment advisory fee	114,735	100,466	23,536	56,842
Professional fees	602	352	125	183
Administration fee	13	13	13	13
Fund accounting fees	826	743	190	308
Transfer agent fees and expenses	56	53	36	39
Trustees fees and expenses	369	324	75	126
Printing and mailing expense	556	63	33	69
Custody fees	202	300	49	168
Insurance expense	69	60	14	24
Registration fees	519	722	376	128
Other expenses	482	704	95	317
Total expenses before fee waivers	118,429	103,800	24,542	58,217
Fee waivers and/or expense reimbursements by Adviser	(68,968)	(53,463)	(12,168)	(27,755)
Net expenses	49,461	50,337	12,374	30,462
Net Investment Income	169,099	452,377	58,738	21,314

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Investments	2,340,103	1,863,787	(81,361)	386,069
Foreign currency transactions	82	126	—	—
Futures contracts	877	44	—	(128)
Net realized gain/(loss)	2,341,062	1,863,957	(81,361)	385,941
Investments	800,660	205,847	761,711	381,341
Foreign currency transactions*	0	475	—	—
Futures contracts	565	113	—	14
Net change in unrealized appreciation/(depreciation)	801,225	206,435	761,711	381,355
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	3,142,287	2,070,392	680,350	767,296
Net Increase/(Decrease) in Net Assets Resulting from Operations	$3,311,386	$2,522,769	$739,088	$788,610

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

545

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2025 (Continued)

(Amounts in thousands)

	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder Tax Managed Small/Mid Cap Fund	Bridge Builder International Equity Fund	Bridge Builder Tax Managed International Equity Fund
Investment Income
Dividend income	$150,497	$26,556	$605,981	$61,686
Less: Foreign taxes withheld and issuance fees	(301)	(61)	(51,072)	(6,154)
Interest	246	90	9,792	108
Less: Foreign taxes withheld*	—	—	0	—
Other Income*	37	0	29	1
Total investment income	150,479	26,585	564,730	55,641
Expenses
Investment advisory fee	53,763	12,912	117,810	11,254
Professional fees	183	101	357	96
Administration fee	13	13	13	13
Fund accounting fees	302	87	722	101
Transfer agent fees and expenses	39	33	50	32
Trustees fees and expenses	120	29	280	27
Printing and mailing expense	12	26	95	38
Custody fees	177	33	2,287	281
Insurance expense	22	6	50	5
Registration fees	213	196	368	146
Other expenses	209	69	549	36
Total expenses before fee waivers	55,053	13,505	122,581	12,029
Fee waivers and/or expense reimbursements by Adviser	(23,605)	(5,546)	(55,121)	(4,669)
Net expenses	31,448	7,959	67,460	7,360
Net Investment Income	119,031	18,626	497,270	48,281

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Investments	661,243	(135,382)	981,264	(19,584)
Foreign currency transactions	3	—	5,747	421
Futures contracts	(15)	—	(103)	—
Net realized gain/(loss)	661,231	(135,382)	986,908	(19,163)
Investments	(48,394)	210,719	2,256,186	234,931
Foreign currency transactions*	0	—	6,173	595
Futures contracts	45	—	(8)	—
Net change in unrealized appreciation/(depreciation)	(48,349)	210,719	2,262,351	235,526
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	612,882	75,337	3,249,259	216,363
Net Increase/(Decrease) in Net Assets Resulting from Operations	$731,913	$93,963	$3,746,529	$264,644

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

546

Bridge Builder Mutual Funds

Statements of Changes in Net Assets

(Amounts in thousands)

	Bridge Builder Core Bond Fund		Bridge Builder Core Plus Bond Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
Operations
Net investment income	$805,880	$688,246	$1,846,232	$1,533,041
Net realized gain/(loss)	(174,832)	(400,813)	(386,760)	(1,218,183)
Net change in unrealized appreciation/(depreciation)	537,843	330,166	1,126,133	952,608
Net increase/(decrease) in net assets resulting from operations	1,168,891	617,599	2,585,605	1,267,466
Distributions to Shareholders
From distributable earnings	(813,071)	(694,935)	(1,775,469)	(1,506,112)
Total distributions	(813,071)	(694,935)	(1,775,469)	(1,506,112)
Capital Transactions
Proceeds from shares sold	5,881,421	2,795,821	8,273,085	6,823,606
Reinvestment of dividends	813,071	694,935	1,775,469	1,506,112
Cost of shares redeemed	(2,415,621)	(2,772,403)	(4,368,077)	(3,954,439)
Net increase/(decrease) from capital transactions	4,278,871	718,353	5,680,477	4,375,279
Net increase/(decrease) in net assets	4,634,691	641,017	6,490,613	4,136,633
Net Assets
Beginning of period	17,072,257	16,431,240	34,361,250	30,224,617
End of period	$21,706,948	$17,072,257	$40,851,863	$34,361,250

Change in Shares Outstanding
Shares outstanding, beginning of period	1,930,531	1,847,932	3,951,458	3,440,557
Shares sold	655,081	319,100	939,943	794,349
Shares issued to holders in reinvestments of dividends	90,378	79,148	201,091	174,106
Shares redeemed	(269,505)	(315,649)	(496,462)	(457,554)
Shares outstanding, end of period	2,406,485	1,930,531	4,596,030	3,951,458

The accompanying notes are an integral part of these financial statements.

547

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Municipal Bond Fund		Bridge Builder Municipal High-Income Bond Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
Operations
Net investment income	$559,705	$412,687	$172,809	$123,288
Net realized gain/(loss)	(98,891)	(93,409)	(3,598)	(1,646)
Net change in unrealized appreciation/(depreciation)	(102,710)	192,801	(134,310)	68,150
Net increase/(decrease) in net assets resulting from operations	358,104	512,079	34,901	189,792
Distributions to Shareholders
From distributable earnings	(559,711)	(412,371)	(172,674)	(122,373)
Total distributions	(559,711)	(412,371)	(172,674)	(122,373)
Capital Transactions
Proceeds from shares sold	4,949,882	4,226,924	1,610,105	954,122
Reinvestment of dividends	559,711	412,371	172,674	122,373
Cost of shares redeemed	(2,576,418)	(1,865,644)	(568,345)	(375,395)
Net increase/(decrease) from capital transactions	2,933,175	2,773,651	1,214,434	701,100
Net increase/(decrease) in net assets	2,731,568	2,873,359	1,076,661	768,519
Net Assets
Beginning of period	14,580,949	11,707,590	3,166,047	2,397,528
End of period	$17,312,517	$14,580,949	$4,242,708	$3,166,047

Change in Shares Outstanding
Shares outstanding, beginning of period	1,475,863	1,194,640	312,398	241,940
Shares sold	501,762	429,849	160,040	96,194
Shares issued to holders in reinvestments of dividends	56,682	42,075	17,143	12,398
Shares redeemed	(261,654)	(190,701)	(56,681)	(38,134)
Shares outstanding, end of period	1,772,653	1,475,863	432,900	312,398

The accompanying notes are an integral part of these financial statements.

548

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Large Cap Growth Fund		Bridge Builder Large Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
Operations
Net investment income	$169,099	$196,119	$452,377	$394,743
Net realized gain/(loss)	2,341,062	1,757,942	1,863,957	1,007,229
Net change in unrealized appreciation/(depreciation)	801,225	3,538,925	206,435	1,416,039
Net increase/(decrease) in net assets resulting from operations	3,311,386	5,492,986	2,522,769	2,818,011
Distributions to Shareholders
From distributable earnings	(1,795,136)	(190,323)	(1,814,686)	(982,206)
Total distributions	(1,795,136)	(190,323)	(1,814,686)	(982,206)
Capital Transactions
Proceeds from shares sold	3,599,467	3,300,472	3,668,318	3,723,473
Reinvestment of dividends	1,795,136	190,323	1,814,686	982,206
Cost of shares redeemed	(3,691,197)	(6,662,121)	(3,119,562)	(2,470,116)
Net increase/(decrease) from capital transactions	1,703,406	(3,171,326)	2,363,442	2,235,563
Net increase/(decrease) in net assets	3,219,656	2,131,337	3,071,525	4,071,368
Net Assets
Beginning of period	24,991,456	22,860,119	21,124,118	17,052,750
End of period	$28,211,112	$24,991,456	$24,195,643	$21,124,118

Change in Shares Outstanding
Shares outstanding, beginning of period	980,374	1,112,706	1,223,012	1,080,442
Shares sold	140,564	147,526	206,987	232,116
Shares issued to holders in reinvestments of dividends	69,348	8,470	104,650	59,965
Shares redeemed	(142,992)	(288,328)	(175,995)	(149,511)
Shares outstanding, end of period	1,047,294	980,374	1,358,654	1,223,012

The accompanying notes are an integral part of these financial statements.

549

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Tax Managed Large Cap Fund		Bridge Builder Small/Mid Cap Growth Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
Operations
Net investment income	$58,738	$39,493	$21,314	$19,938
Net realized gain/(loss)	(81,361)	(52,960)	385,941	478,467
Net change in unrealized appreciation/(depreciation)	761,711	743,726	381,355	449,924
Net increase/(decrease) in net assets resulting from operations	739,088	730,259	788,610	948,329
Distributions to Shareholders
From distributable earnings	(48,609)	(32,394)	(52,856)	(24,210)
Total distributions	(48,609)	(32,394)	(52,856)	(24,210)
Capital Transactions
Proceeds from shares sold	2,129,117	1,698,836	1,822,585	1,240,224
Reinvestment of dividends	48,609	32,394	52,856	24,210
Cost of shares redeemed	(770,361)	(492,529)	(1,549,090)	(968,254)
Net increase/(decrease) from capital transactions	1,407,365	1,238,701	326,351	296,180
Net increase/(decrease) in net assets	2,097,844	1,936,566	1,062,105	1,220,299
Net Assets
Beginning of period	4,462,790	2,526,224	8,336,645	7,116,346
End of period	$6,560,634	$4,462,790	$9,398,750	$8,336,645

Change in Shares Outstanding
Shares outstanding, beginning of period	326,155	228,526	552,274	531,498
Shares sold	148,149	135,399	117,456	87,220
Shares issued to holders in reinvestments of dividends	3,269	2,725	3,235	1,693
Shares redeemed	(53,956)	(40,495)	(100,063)	(68,137)
Shares outstanding, end of period	423,617	326,155	572,902	552,274

The accompanying notes are an integral part of these financial statements.

550

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Small/Mid Cap Value Fund		Bridge Builder Tax Managed Small/Mid Cap Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
Operations
Net investment income	$119,031	$111,737	$18,626	$10,019
Net realized gain/(loss)	661,231	502,003	(135,382)	(37,929)
Net change in unrealized appreciation/(depreciation)	(48,349)	299,254	210,719	122,726
Net increase/(decrease) in net assets resulting from operations	731,913	912,994	93,963	94,816
Distributions to Shareholders
From distributable earnings	(647,087)	(283,211)	(15,135)	(7,908)
Total distributions	(647,087)	(283,211)	(15,135)	(7,908)
Capital Transactions
Proceeds from shares sold	1,508,437	1,035,679	934,249	844,193
Reinvestment of dividends	647,087	283,211	15,135	7,908
Cost of shares redeemed	(1,606,408)	(839,589)	(336,237)	(129,639)
Net increase/(decrease) from capital transactions	549,116	479,301	613,147	722,462
Net increase/(decrease) in net assets	633,942	1,109,084	691,975	809,370
Net Assets
Beginning of period	7,881,573	6,772,489	1,642,801	833,431
End of period	$8,515,515	$7,881,573	$2,334,776	$1,642,801

Change in Shares Outstanding
Shares outstanding, beginning of period	554,843	519,776	138,368	77,205
Shares sold	105,335	76,248	76,319	72,030
Shares issued to holders in reinvestments of dividends	44,963	20,428	1,205	692
Shares redeemed	(112,736)	(61,609)	(28,369)	(11,559)
Shares outstanding, end of period	592,405	554,843	187,523	138,368

The accompanying notes are an integral part of these financial statements.

551

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder International Equity Fund		Bridge Builder Tax Managed International Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
Operations
Net investment income	$497,270	$410,738	$48,281	$35,241
Net realized gain/(loss)	986,908	136,946	(19,163)	(30,128)
Net change in unrealized appreciation/(depreciation)	2,262,351	1,179,515	235,526	120,138
Net increase/(decrease) in net assets resulting from operations	3,746,529	1,727,199	264,644	125,251
Distributions to Shareholders
From distributable earnings	(961,912)	(432,043)	(43,477)	(25,281)
Total distributions	(961,912)	(432,043)	(43,477)	(25,281)
Capital Transactions
Proceeds from shares sold	3,611,363	3,309,207	692,341	721,292
Reinvestment of dividends	961,912	432,043	43,477	25,281
Cost of shares redeemed	(4,189,561)	(3,205,748)	(433,374)	(334,142)
Net increase/(decrease) from capital transactions	383,714	535,502	302,444	412,431
Net increase/(decrease) in net assets	3,168,331	1,830,658	523,611	512,401
Net Assets
Beginning of period	18,234,842	16,404,184	1,648,767	1,136,366
End of period	$21,403,173	$18,234,842	$2,172,378	$1,648,767

Change in Shares Outstanding
Shares outstanding, beginning of period	1,408,134	1,356,688	141,950	104,627
Shares sold	268,909	274,026	58,284	64,824
Shares issued to holders in reinvestments of dividends	76,961	35,125	3,882	2,284
Shares redeemed	(310,992)	(257,705)	(36,463)	(29,785)
Shares outstanding, end of period	1,443,012	1,408,134	167,653	141,950

The accompanying notes are an integral part of these financial statements.

552

[THIS PAGE INTENTIONALLY LEFT BLANK]

Bridge Builder Mutual Funds

Financial Highlights

	Per Share Operating Performance
	Change in Net Assets Resulting from Operations				Less Distributions
	Net asset value, beginning of period	Net investment income(2)	Net realized and unrealized gain/(loss)	Net increase/ (decrease) in net asset value from operations	Distributions from net investment income	Distributions from net realized gains	Total Distributions
Bridge Builder Core Bond Fund
For the year ended June 30, 2025	$8.84	0.38	0.19	0.57	(0.39)	—	(0.39)
For the year ended June 30, 2024	$8.89	0.36	(0.05)	0.31	(0.36)	—	(0.36)
For the year ended June 30, 2023	$9.23	0.31	(0.34)	(0.03)	(0.31)	—	(0.31)
For the year ended June 30, 2022	$10.55	0.21	(1.28)	(1.07)	(0.23)	(0.02)	(0.25)
For the year ended June 30, 2021	$10.91	0.23	(0.10)	0.13	(0.26)	(0.23)	(0.49)
Bridge Builder Core Plus Bond Fund
For the year ended June 30, 2025	$8.70	0.43	0.18	0.61	(0.42)	—	(0.42)
For the year ended June 30, 2024	$8.78	0.41	(0.08)	0.33	(0.41)	—	(0.41)
For the year ended June 30, 2023	$9.10	0.33	(0.28)	0.05	(0.37)	—	(0.37)
For the year ended June 30, 2022	$10.43	0.20	(1.28)	(1.08)	(0.22)	(0.03)	(0.25)
For the year ended June 30, 2021	$10.56	0.22	0.12	0.34	(0.25)	(0.22)	(0.47)
Bridge Builder Municipal Bond Fund
For the year ended June 30, 2025	$9.88	0.35	(0.11)	0.24	(0.35)	—	(0.35)
For the year ended June 30, 2024	$9.80	0.32	0.07	0.39	(0.31)	—	(0.31)
For the year ended June 30, 2023	$9.78	0.27	0.02	0.29	(0.27)	—	(0.27)
For the year ended June 30, 2022	$10.81	0.20	(1.03)	(0.83)	(0.20)	—	(0.20)
For the year ended June 30, 2021	$10.49	0.22	0.32	0.54	(0.22)	—	(0.22)
Bridge Builder Municipal High-Income Bond Fund
For the year ended June 30, 2025	$10.13	0.47	(0.33)	0.14	(0.47)	—	(0.47)
For the year ended June 30, 2024	$9.91	0.46	0.22	0.68	(0.46)	—	(0.46)
For the period 4/13/23(6) - 6/30/23	$10.00	0.09	(0.09)	—	(0.09)	—	(0.09)
Bridge Builder Large Cap Growth Fund
For the year ended June 30, 2025	$25.49	0.17	3.10	3.27	(0.18)	(1.64)	(1.82)
For the year ended June 30, 2024	$20.54	0.18	4.94	5.12	(0.17)	—	(0.17)
For the year ended June 30, 2023	$17.13	0.16	3.37	3.53	(0.12)	—	(0.12)
For the year ended June 30, 2022	$23.32	0.13	(4.51)	(4.38)	(0.12)	(1.69)	(1.81)
For the year ended June 30, 2021	$17.11	0.13	6.83	6.96	(0.11)	(0.64)	(0.75)
Bridge Builder Large Cap Value Fund
For the year ended June 30, 2025	$17.27	0.35	1.63	1.98	(0.35)	(1.09)	(1.44)
For the year ended June 30, 2024	$15.78	0.34	2.00	2.34	(0.34)	(0.51)	(0.85)
For the year ended June 30, 2023	$15.20	0.32	1.63	1.95	(0.32)	(1.05)	(1.37)
For the year ended June 30, 2022	$17.24	0.30	(1.10)	(0.80)	(0.30)	(0.94)	(1.24)
For the year ended June 30, 2021	$11.77	0.26	5.48	5.74	(0.27)	—	(0.27)
Bridge Builder Tax Managed Large Cap Fund
For the year ended June 30, 2025	$13.68	0.16	1.78	1.94	(0.13)	—	(0.13)
For the year ended June 30, 2024	$11.05	0.15	2.61	2.76	(0.13)	—	(0.13)
For the year ended June 30, 2023	$9.31	0.14	1.63	1.77	(0.03)	—	(0.03)
For the period 6/01/22(6) - 6/30/22	$10.00	0.01	(0.70)	(0.69)	—	—	—
Bridge Builder Small/Mid Cap Growth Fund
For the year ended June 30, 2025	$15.10	0.04	1.36	1.40	(0.09)	—	(0.09)
For the year ended June 30, 2024	$13.39	0.04	1.71	1.75	(0.04)	—	(0.04)
For the year ended June 30, 2023	$11.60	0.03	1.78	1.81	(0.02)	—	(0.02)
For the year ended June 30, 2022	$19.02	0.02	(4.42)	(4.40)	(0.01)	(3.01)	(3.02)
For the year ended June 30, 2021	$14.73	0.02	6.42	6.44	(0.04)	(2.11)	(2.15)
Bridge Builder Small/Mid Cap Value Fund
For the year ended June 30, 2025	$14.21	0.21	1.10	1.31	(0.19)	(0.96)	(1.15)
For the year ended June 30, 2024	$13.03	0.21	1.50	1.71	(0.19)	(0.34)	(0.53)
For the year ended June 30, 2023	$12.56	0.20	1.21	1.41	(0.15)	(0.79)	(0.94)
For the year ended June 30, 2022	$15.55	0.19	(1.57)	(1.38)	(0.16)	(1.45)	(1.61)
For the year ended June 30, 2021	$9.92	0.14	5.64	5.78	(0.15)	—	(0.15)
Bridge Builder Tax Managed Small/Mid Cap Fund
For the year ended June 30, 2025	$11.87	0.11	0.56	0.67	(0.09)	—	(0.09)
For the year ended June 30, 2024	$10.80	0.10	1.06	1.16	(0.09)	—	(0.09)
For the year ended June 30, 2023	$9.29	0.10	1.44	1.54	(0.03)	—	(0.03)
For the period 6/01/22(6) - 6/30/22	$10.00	0.01	(0.72)	(0.71)	—	—	—
Bridge Builder International Equity Fund
For the year ended June 30, 2025	$12.95	0.34	2.19	2.53	(0.36)	(0.29)	(0.65)
For the year ended June 30, 2024	$12.09	0.29	0.87	1.16	(0.30)	—	(0.30)
For the year ended June 30, 2023	$10.55	0.27	1.52	1.79	(0.20)	(0.05)	(0.25)
For the year ended June 30, 2022	$14.73	0.29	(3.11)	(2.82)	(0.32)	(1.04)	(1.36)
For the year ended June 30, 2021	$10.97	0.29	3.72	4.01	(0.25)	—	(0.25)
Bridge Builder Tax Managed International Equity Fund
For the year ended June 30, 2025	$11.62	0.31	1.31	1.62	(0.28)	—	(0.28)
For the year ended June 30, 2024	$10.86	0.29	0.68	0.97	(0.21)	—	(0.21)
For the year ended June 30, 2023	$9.12	0.30	1.47	1.77	(0.03)	—	(0.03)
For the period 6/01/22(6) - 6/30/22	$10.00	0.01	(0.89)	(0.88)	—	—	—

(1)	Annualized for periods less than one year.
(2)	Per share amounts based on average number of shares outstanding during the year/period.
(3)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

(4)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(5)	Ratios do not include the impact of the expenses of the underlying funds in which the fund invests.
(6)	Inception Date.
(7)	Since inception return.
(8)	Portfolio turnover rate does not include securities received as part of an in-kind capital contribution.

The accompanying notes are an integral part of these financial statements.

554

	Ratios/Supplemental Data
				Ratios to Average Net Assets of:(1)
Net asset value, end of period	Total return(3)(4)		Net assets, end of period (millions)	Expenses, before waivers(5)	Expenses, net of waivers(5)	Net investment income/ (loss)	Portfolio turnover rate

$9.02	6.52%		$21,707	0.34%	0.12%	4.28%	125%
$8.84	3.65%		$17,072	0.34%	0.12%	4.11%	127%
$8.89	(0.30)%		$16,431	0.34%	0.13%	3.40%	151%
$9.23	(10.36)%		$17,105	0.34%	0.13%	2.12%	157%
$10.55	1.18%		$17,891	0.34%	0.13%	2.19%	153%

$8.89	7.13%		$40,852	0.38%	0.15%	4.92%	430%
$8.70	3.86%		$34,361	0.44%	0.21%	4.78%	331%
$8.78	0.55%		$30,225	0.39%	0.17%	3.72%	228%
$9.10	(10.59)%		$31,334	0.38%	0.15%	2.00%	283%
$10.43	3.18%		$32,690	0.38%	0.15%	2.06%	281%

$9.77	2.41%		$17,313	0.38%	0.12%	3.51%	37%
$9.88	4.11%		$14,581	0.38%	0.13%	3.22%	31%
$9.80	3.03%		$11,708	0.38%	0.15%	2.79%	26%
$9.78	(7.73)%		$10,813	0.38%	0.15%	1.96%	22%
$10.81	5.19%		$9,889	0.38%	0.16%	2.03%	18%

$9.80	1.36%		$4,243	0.39%	0.16%	4.68%	30%
$10.13	7.06%		$3,166	0.43%	0.20%	4.66%	19%
$9.91	0.01	%(7)	$2,398	0.41%	0.18%	4.38%	6	%(8)

$26.94	13.17%		$28,211	0.45%	0.19%	0.65%	44%
$25.49	25.06%		$24,991	0.45%	0.18%	0.81%	24%
$20.54	20.76%		$22,860	0.46%	0.19%	0.88%	21%
$17.13	(20.83)%		$15,381	0.46%	0.19%	0.60%	23%
$23.32	41.44%		$17,606	0.45%	0.19%	0.65%	31%

$17.81	11.83%		$24,196	0.45%	0.22%	1.98%	29%
$17.27	15.15%		$21,124	0.45%	0.23%	2.08%	20%
$15.78	13.52%		$17,053	0.45%	0.23%	2.06%	21%
$15.20	(5.27)%		$17,033	0.46%	0.23%	1.76%	24%
$17.24	49.10%		$17,397	0.45%	0.24%	1.80%	26%

$15.49	14.25%		$6,561	0.46%	0.23%	1.10%	31%
$13.68	25.17%		$4,463	0.46%	0.25%	1.24%	22%
$11.05	19.07%		$2,526	0.50%	0.30%	1.38%	19%
$9.31	(6.90	)%(7)	$152	0.66%	0.51%	1.36%	0%

$16.41	9.30%		$9,399	0.66%	0.34%	0.24%	74%
$15.10	13.12%		$8,337	0.66%	0.36%	0.26%	66%
$13.39	15.65%		$7,116	0.66%	0.38%	0.25%	63%
$11.60	(27.88)%		$5,332	0.67%	0.38%	0.12%	84%
$19.02	46.08%		$5,976	0.66%	0.37%	0.13%	37%

$14.37	9.29%		$8,516	0.66%	0.37%	1.42%	58%
$14.21	13.28%		$7,882	0.66%	0.39%	1.54%	46%
$13.03	11.65%		$6,772	0.66%	0.40%	1.54%	41%
$12.56	(10.21)%		$6,045	0.66%	0.40%	1.26%	33%
$15.55	58.63%		$7,008	0.65%	0.40%	1.12%	34%

$12.45	5.64%		$2,335	0.67%	0.39%	0.92%	52%
$11.87	10.90%		$1,643	0.68%	0.42%	0.93%	29%
$10.80	16.46%		$833	0.76%	0.52%	0.99%	36%
$9.29	(7.10	)%(7)	$89	1.13%	0.73%	0.84%	0%

$14.83	20.61%		$21,403	0.62%	0.34%	2.53%	30%
$12.95	9.75%		$18,235	0.63%	0.35%	2.37%	32%
$12.09	17.27%		$16,404	0.63%	0.36%	2.45%	19%
$10.55	(21.02)%		$13,609	0.64%	0.37%	2.18%	23%
$14.73	36.84%		$15,213	0.63%	0.32%	2.21%	52%

$12.96	14.30%		$2,172	0.64%	0.39%	2.57%	44%
$11.62	9.06%		$1,649	0.65%	0.39%	2.63%	18%
$10.86	19.47%		$1,136	0.73%	0.47%	2.99%	12%
$9.12	(8.80	)%(7)	$104	1.20%	0.67%	1.10%	0%

The accompanying notes are an integral part of these financial statements.

555

Bridge Builder Mutual Funds

Notes to Financial Statements

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2025 the Trust consisted of fifteen series, of which twelve are active series, identified below and presented in this report (each a “Fund,” and collectively, the “Funds”). The three remaining series are inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund (“Core Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Core Plus Bond Fund (“Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Municipal High-Income Bond Fund (“Municipal High-Income Bond Fund”)	To provide current income exempt from federal tax
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund (“Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Tax Managed Large Cap Fund (“Tax Managed Large Cap Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder Tax Managed Small/Mid Cap Fund (“Tax Managed Small/Mid Cap Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation
Bridge Builder Tax Managed International Equity Fund (“Tax Managed International Equity Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation

Each Fund is diversified, except for the Large Cap Growth Fund, which is non-diversified, and each currently offers a single class of shares. The Funds are available for investment exclusively to eligible clients participating in certain investment advisory programs sponsored by Edward Jones (the “Advisory Programs”), as described in greater detail in the Funds’ prospectuses, and to current and former Trustees of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

556

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes – Each Fund is treated as a separate taxable entity for federal income tax purposes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of their net investment income and capital gains to shareholders. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction. As a result, no provision for federal income tax is recorded in the financial statements.

The Adviser has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter, are considered open for examination) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of June 30, 2025, the Funds had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income for the Core Bond, Core Plus Bond, Municipal Bond and Municipal High-Income Bond Funds are generally declared daily and paid monthly. The Large Cap Value Fund will generally declare and pay distributions of net investment income quarterly. The Large Cap Growth, Tax Managed Large Cap, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap, International Equity and Tax Managed International Equity Funds will generally declare and pay distributions of net investment income annually, as necessary. Realized capital gains, if any, are distributed by each Fund at least annually, as necessary. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature, these amounts are reclassified within the capital accounts in the financial statements to reflect their tax character.

e) Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, net of foreign taxes withheld, if any, are calculated on the basis of identified cost. Dividend income (expense), net of foreign taxes withheld, if any, is recognized on ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as the information becomes available, which may be after the published ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Issuance fees, if any, are custodial fees on American Depositary Receipts (“ADRs”) charged by ADR agents on ADR dividends and are recorded when paid. Interest income is recognized on an accrual basis, while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. Expenses common to multiple Funds are allocated among the respective Funds based upon their relative net asset values or other reasonable allocation methods.

g) Foreign Currency Translation and Transactions – The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

557

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized gains/(losses) on investments in securities and derivatives and net change in unrealized appreciation/(depreciation) on investment securities and derivatives on the Statements of Operations.

h) Regulatory Updates – During the reporting period, the Funds adopted the FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

ASU 2023-07 enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). The CODM is comprised of a group of individuals, including the Principal Executive Officer and Principal Financial Officer of the Trust, who have discrete information available to them to make decisions about resources to be allocated to the segment and assess its performance. Each of the Funds is considered to be a single operating segment and the CODM monitors the performance and operating results for each Fund as a whole in order to execute strategic allocation determinations. The operating results are consistent with, but not limited to, the information presented in the Funds’ Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

In December 2023, FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”) Improvements to Income Tax Disclosures, to enhance income tax disclosures. Main provisions include disaggregated tax rate reconciliation as well as income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. At this time, management is currently evaluating the amendment’s impact on the financial statements.

3. SECURITIES AND OTHER INVESTMENTS

a) Delayed Delivery Securities – In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or (loss) on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or (loss) from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Rule 18f-4 under the 1940 Act permits a Fund to enter into when-issued or forward-settling securities and nonstandard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). If a when-issued, forward-settling or non-standard settlement cycle security does not satisfy the Delayed-Settlement Securities Provision, then it is treated as a derivatives transaction under Rule 18f-4. The requirements of Rule 18f-4 may limit a Fund’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of a Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund. The rule also may not be effective to limit a Fund’s risk of loss.

558

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

b) Repurchase Agreements – In a repurchase agreement, a Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. A Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by a Fund’s custodian (or, with multiparty agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty. Repurchase agreements are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Repurchase agreement amounts, if any, presented on the Schedule of Investments are gross settlement amounts. During the period, the Core Plus Bond Fund participated in repurchase agreements.

c) Reverse Repurchase Agreements – The Core Plus Bond Fund may enter into reverse repurchase agreements with a counterparty, usually a financial institution. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would be entitled to principal and interest paid on the securities sold by the Fund. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. Reverse repurchase agreements will have the effect of leveraging the Fund’s assets, and the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement. Use of reverse repurchase agreements by the Fund may increase the volatility and potential losses of the Fund. The Fund has elected to treat reverse repurchase agreements as derivatives transactions subject to limits on fund leverage risk calculated based on value at risk (“VaR”) as permitted by Rule 18f-4 under the 1940 Act.

Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to the counterparty are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statements of Operations.

During the period, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rates for the Fund were as follows:

Fund	Average Daily Amount of Reverse Repurchase Agreements	Weighted Average Interest Rate
Core Plus Bond Fund	$2,308	2.21%

d) Derivatives – Certain Funds invest in derivatives as permitted by their investment strategies and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. Derivatives may be riskier than other types of investments because derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate with the underlying asset, rate, or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce a Fund’s returns. Certain derivatives also expose a Fund to the risk that a counterparty will not fulfill its obligations under the derivatives contract. Certain of a Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in a Fund realizing more short-term capital gain and ordinary income

559

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely affect a Fund’s after-tax returns. Investing in derivatives may result in a form of leverage, which may cause a Fund to be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Regulation relating to a Fund’s use of derivatives and related instruments, including Rule 18f-4 under the 1940 Act, could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Schedule of Investments, and cash deposited is recorded as Deposits at broker for futures contracts on the Statements of Assets and Liabilities.

Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin, is moved daily between the Fund and its counterparty.

A change in the market value of an open futures contract is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or (loss) equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contract. Futures contracts outstanding at period end, if any, are listed within each Fund’s Schedule of Investments. During the period, all Funds, except the Tax Managed Large Cap, Tax Managed Small/Mid Cap and the Tax Managed International Equity Funds, participated in futures contracts transactions.

Forward Foreign Currency Exchange Contracts – Core Plus Bond Fund and International Equity Fund may invest in forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/ (depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Schedule of Investments. During the period, the Core Plus Bond Fund participated in transactions of forward foreign currency exchange contracts.

Swap Contracts – Certain Funds may invest in swap contracts. Swap contracts are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap contracts may be privately negotiated in the over-the-counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”).

A Fund may enter into credit default, interest rate and/or total return swap contracts to manage the Fund’s exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap contract in order to provide assets in the event of a default or bankruptcy.

560

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Centrally Cleared Swaps are marked to market daily and the change, if any, is recorded as variation margin on centrally cleared swap contracts on the Statements of Assets and Liabilities. OTC Swaps are marked to market daily and the change, if any, is included in the over-the-counter swap contracts, at value line item on the Statements of Assets and Liabilities. Both OTC and Centrally Cleared Swaps show this component as change in unrealized appreciation/(depreciation) on the Statements of Operations. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or (losses) are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap contract to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap contract, these payments are recorded as realized gain/(loss) on the Statements of Operations. Net periodic payments received/(paid) by the Fund are also included in the realized gain/ (loss) on swap contracts on the Statements of Operations. Swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Schedule of Investments.

Interest Rate Swaps – Core Bond Fund and Core Plus Bond Fund may enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates or on an inflation index. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate. During the period, the Core Bond and Core Plus Bond Funds entered into interest rate swap contracts.

Credit Default Swap Contracts – Core Plus Bond Fund may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or (loss).

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. During the period, the Core Plus Bond Fund entered into credit default swap contracts.

Total Return Swap Contracts – Core Plus Bond Fund may enter into total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if

561

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

any, is recorded as net change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as net realized gain/(loss) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. During the period, the Core Plus Bond Fund entered into total return swap contracts.

Master Agreements – Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to (i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, (ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure, net of existing collateral already in place governed under the relevant Master Agreement, with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds, and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged are presented in the Fund’s Schedule of Investments. Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within due to brokers on the Statements of Assets and Liabilities. As governed by the relevant Master Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.

For financial reporting purposes, the Funds do not offset derivative assets and liabilities subject to Master Agreements on the Statements of Assets and Liabilities.

e) Loan Participation, Assignments and Unfunded Commitments – Certain Funds may enter into loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons interpositioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving

562

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

credit facilities, which obligate the Funds to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily and any unrealized appreciation/ (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations.

When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments, and certain loan participations and assignments which were liquid, when purchased, may become illiquid. The following table summarizes Core Plus Bond Fund’s unfunded loan positions as of June 30, 2025.

Fund	Borrower	Unfunded Bank Loan Commitment (000s)	Value of Underlying Bank Loan Commitment (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Core Plus Bond Fund	AmSpec Parent LLC	$68	$68	$0
Core Plus Bond Fund	Finastra USA, Inc.	208	211	3
Core Plus Bond Fund	Kelso Industries LLC	207	207	—

				$3

f) Restricted Securities – The Funds may own investment securities that are unregistered or have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. The Funds held the following restricted securities at June 30, 2025.

Core Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2025 (000s)	% of Net Assets at June 30, 2025
Deutsche Bank AG	11/17/2020	$4,855	$4,806	0.02%

		$4,855	$4,806	0.02%

563

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Core Plus Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2025 (000s)	% of Net Assets at June 30, 2025
AI Mansart Bidco S.C.S.	6/22/2023 - 8/30/2024	$391	$387	0.00	%*
AmSurg Corp.	11/2/2023 - 11/6/2023	3,101	4,103	0.01
Andiron Financing LLC	2/4/2025 - 5/20/2025	340	340	0.00	*
Asimi Funding 2024-1 Plc	7/19/2024	551	585	0.00	*
Asimi Funding 2025-1 Plc	5/2/2025	632	606	0.00	*
Asset-Backed European Securitisation Transaction Twenty-Three Sarl	10/24/2024	431	475	0.00	*
Atlas Funding 2024-1 Plc	5/23/2024	381	412	0.00	*
Auto ABS Italian Stella Loans 2024-1 SRL	6/13/2024	364	337	0.00	*
Auto ABS Italian Stella Loans 2025-1 SRL	5/21/2025	442	462	0.00	*
Auto1 Car Funding Sarl	7/17/2024	218	239	0.00	*
AutoNoria Spain 2025 FT	6/5/2025	457	472	0.00	*
Bletchley Park Funding 2025-1 Plc	5/29/2025	1,213	1,237	0.00	*
Braccan Mortgage Funding 2024-1 Plc	9/4/2024 - 11/5/2024	2,237	1,831	0.01
Brignole Co.	6/18/2024	317	230	0.00	*
Bundesrepublik Deutschland Bundesanleihe	11/26/2024 - 4/2/2025	14,747	14,726	0.04
Cardiff Auto Receivables Securitisation 2024-1 Plc	8/9/2024	1,448	1,557	0.00	*
Castell 2025-1 Plc	5/7/2025 - 5/8/2025	1,189	1,198	0.00	*
Citadel 2024-1 Plc	10/31/2024	991	1,050	0.00	*
Clean Renewable Power Mauritius Pte Ltd.	1/7/2025	2,418	2,343	0.01
Continuum Energy Aura Pte Ltd.	1/6/2025 - 1/22/2025	3,148	3,098	0.01
Continuum Green Energy India Pvt / Co.-Issuers	1/23/2025	4,545	4,464	0.01
Credit Opportunities Partners JV	2/20/2025	8,400	8,400	0.02
Deutsche Bank AG	1/11/2023	801	891	0.00	*
Diamond II Ltd.	12/16/2024 - 1/23/2025	5,193	5,145	0.01
Dowson 2024-1 Plc	10/18/2024 - 11/14/2024	1,452	1,538	0.00	*
Edenbrook Mortgage Funding Plc	7/3/2024	1,193	1,283	0.00	*
European Union	11/8/2023 - 4/2/2025	60,343	62,954	0.15
Exmoor Funding 2024-1 Plc	5/30/2024	387	421	0.00	*
Fortuna Consumer Loan Abs 2024-2 DAC	9/13/2024	1,328	1,428	0.00	*
FTA Consumo Santander	10/30/2024 - 5/14/2025	1,533	1,508	0.00	*
Golden Bar Securitisation Srl	9/13/2024	784	664	0.00	*
Golden Bar Securitisation Srl 2025-1	6/5/2025	248	257	0.00	*
Golden Ray SA - Compartment 1	10/31/2024	107	117	0.00	*
Greenko Dutch BV	1/7/2025	2,631	2,591	0.01
Greenko Power II Ltd.	1/23/2025	2,352	2,244	0.01
Hermitage 2024 Plc	6/28/2024 - 1/21/2025	29,138	706	0.00	*
Hermitage 2025 Plc	6/5/2025	648	657	0.00	*
Hill FL 2024-2 BV	9/26/2024	223	232	0.00	*
Hilton Garden Inn Waikiki	6/17/2024	5,082	5,082	0.01
Household Capital 2025-1 RMBS	6/17/2025	985	991	0.00	*
India Clean Energy Holdings	1/6/2025 - 1/23/2025	4,974	5,015	0.01
India Cleantech Energy	1/6/2025 - 1/7/2025	2,407	2,333	0.01
India Green Power Holdings	1/6/2025 - 1/7/2025	2,683	2,517	0.01
Intelsat SA	6/19/2017 - 7/3/2023	24,897	19,089	0.05
IRB Infrastructure Developers Ltd.	1/6/2025 - 1/23/2025	5,262	5,213	0.02
Italian Stella Loans Srl	11/19/2024	106	116	0.00	*
Italy Buoni Poliennali Del Tesoro	6/23/2025	56,101	57,572	0.14
JSW Hydro Energy Ltd.	1/6/2025 - 1/24/2025	3,975	3,915	0.01
Jubilee Place 7 BV	1/29/2025	104	117	0.00	*
Kingdom of Belgium Government Bond	2/15/2024 - 4/22/2024	19,761	15,149	0.04
Last Mile Logistics Pan Euro Finance DAC	2/26/2025	1,056	1,169	0.00	*
Medco Laurel Tree Pte Ltd.	12/16/2024 - 2/5/2025	2,833	2,769	0.01
Melco Resorts Finance Ltd.	1/6/2025 - 1/9/2025	5,773	5,926	0.02
MGM China Holdings Ltd.	1/6/2025 - 1/23/2025	5,299	5,405	0.02
Mila 2024-1 BV	5/23/2024	216	236	0.00	*
Miltonia Mortgage Finance Srl	5/24/2024	662	719	0.00	*
Minejesa Capital BV	1/22/2025 - 2/3/2025	5,661	5,776	0.02
Mong Duong Finance Holdings BV	12/16/2024 - 2/6/2025	3,516	3,168	0.01
Morgan Stanley	2/11/2020	12,558	10,234	0.03

564

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2025 (000s)	% of Net Assets at June 30, 2025
Mortimer 2024-Mix Plc	10/31/2024 - 11/1/2024	$561	$596	0.00	%*
NAK Naftogaz Ukraine via Kondor Finance Plc	2/27/2024 - 3/4/2025	969	991	0.00	*
New Day Funding	6/27/2025	580	579	0.00	*
New Generation Gas Gathering LLC	9/30/2024	1,031	515	0.00	*
Newday Funding Master Issuer Plc - Series 2024-2	6/20/2024	1,416	1,540	0.00	*
Noria DE 2024	7/17/2024	545	590	0.00	*
Northwind Midstream Partners LLC	3/18/2025	7,814	7,814	0.02
OCP SA	9/23/2022	252	258	0.00	*
Panorama Auto Trust 2025-1	3/18/2025	639	651	0.00	*
PCL Funding IX Plc	5/16/2024	429	463	0.00	*
Pierpont BTL 2024-1 Plc	10/23/2024	155	164	0.00	*
Pierpont BTL 2025-1 Plc	5/16/2025	153	158	0.00	*
Pony SA	6/27/2024	214	236	0.00	*
Project Grange Corp.	6/21/2024	4,427	4,427	0.01
Puma International Financing SA	1/23/2025 - 1/29/2025	3,054	2,774	0.01
Quarzo Srl	6/14/2024	292	265	0.00	*
Rakuten Group, Inc.	1/6/2025 - 1/23/2025	5,658	5,696	0.02
Red & Black Auto Italy Srl	9/6/2024	121	129	0.00	*
ReNew Pvt Ltd.	1/6/2025 - 2/12/2025	5,127	5,155	0.01
Sage AR Funding	5/9/2025	1,732	1,806	0.01
SC Germany SA Compartment Consumer 2024-2	10/17/2024	543	592	0.00	*
SC Germany SA Compartment Consumer 2025-1	4/24/2025	227	237	0.00	*
SCF Rahoituspalvelut XIII DAC	5/23/2024	108	118	0.00	*
Small Business Origination Loan Trust 2025-1 DAC	4/25/2025	132	129	0.00	*
SoftBank Group Corp.	1/23/2025	4,105	4,097	0.01
Star Energy Geothermal Wayang Windu Ltd.	1/8/2025 - 1/22/2025	995	915	0.00	*
Stratton Mortgage Funding 2024-3 Plc	5/30/2024	216	234	0.00	*
Studio City Co. Ltd.	12/18/2024 - 1/22/2025	3,633	3,613	0.01
TAGUS - Sociedade de Titularizacao de Creditos SA/Silk Finance No 6	5/21/2025	226	236	0.00	*
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2	10/2/2024	332	355	0.00	*
Taurus 2025-2 UK DAC	3/19/2025	4,759	4,959	0.01
Thunder Logistics 2024-1 DAC	10/16/2024	440	342	0.00	*
Tower Bridge Funding 2024-3 Plc	9/5/2024 - 3/20/2025	292	305	0.00	*
UK Logistics 2024-1 DAC	5/10/2024	510	560	0.00	*
UK Logistics 2025-1 DAC	4/4/2025	3,269	3,430	0.01
United Kingdom Gilt	1/16/2025	9,068	9,572	0.03
Vantage Data Centers Germany Borrower Lux Sarl	5/22/2025	1,990	2,079	0.01
Vantage Data Centers Jersey Borrower Spv Ltd	5/17/2024	1,130	1,255	0.00	*
VF Ukraine PAT via VFU Funding Plc	11/17/2023	156	143	0.00	*
Winchester 1 Plc	10/31/2024	388	409	0.00	*
WOM SA**	3/21/2025	40	—	0.00	*
Wynn Macau Ltd.	1/6/2025	5,831	5,942	0.02

		$393,792	$358,028	0.88%

Municipal High-Income Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2025 (000s)	% of Net Assets at June 30, 2025
County of Anne Arundel MD	4/21/2023	$590	$587	0.01%

		$590	$587	0.01%

565

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Small/Mid Cap Growth Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2025 (000s)	% of Net Assets at June 30, 2025
OmniAb, Inc. - Class CR3**	8/10/2015 - 8/22/2022	$—	$—	0.00	%*
OmniAb, Inc. - Class CR4**	8/10/2015 - 8/22/2022	—	—	0.00	*

		$—	$—	0.00	%*

Small/Mid Cap Value Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2025 (000s)	% of Net Assets at June 30, 2025
OmniAb, Inc. - Class CR3**	6/25/2021 - 9/7/2022	$—	$—	0.00	%*
OmniAb, Inc. - Class CR4**	6/25/2021 - 9/7/2022	—	—	0.00	*

		$—	$—	0.00	%*

Tax Managed Small/Mid Cap Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2025 (000s)	% of Net Assets at June 30, 2025
OmniAb, Inc. - Class CR3**	8/25/2022	$—	$—	0.00	%*
OmniAb, Inc. - Class CR4**	8/25/2022	—	—	0.00	*

		$—	$—	0.00	%*

International Equity Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2025 (000s)	% of Net Assets at June 30, 2025
Severstal PAO - GDR**	7/15/2021 - 11/29/2021	$3,360	$—	0.00	%*
X5 Retail Group NV - GDR**	7/15/2021 - 1/27/2022	2,010	—	0.00	*

		$5,370	$—	0.00	%*

*	Amount less than 0.005%.

**	A zero balance may reflect actual amounts rounding to less than one thousand.

g) Defaulted Securities – Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when the collection of the interest income has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

h) Sale-buyback and Buy-saleback Transactions – A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date.

566

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

During the year ended June 30, 2025, the Core Plus Bond Fund participated in sale-buyback transactions which were as follows:

Fund	Outstanding Sale-Buyback Transactions (000s)	Average Amount Borrowed (000s)	Incurred Interest Expense (000s)	% of Weighted Average Interest Rate
Core Plus Bond Fund	$—	$64,385	$2,644	4.83%

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement.

During the year ended June 30, 2025, the Core Plus Bond Fund did not participate in buy-saleback transactions.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Schedule of Investments.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. In calculating NAV, each Fund generally values its investment portfolio at market price. If market quotations are not readily available or they are unreliable, securities are valued at fair value. The Board has ultimate responsibility for determining the fair value of investments. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee of the Funds. The Adviser performs the fair value determination relating to the Funds’ investments that do not have readily available market quotations, or that have market quotations that are unreliable, subject to Board oversight and certain reporting and other requirements. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized including but not limited to: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Adviser has established a Valuation Committee with members from relevant departments within the Adviser to assist the Adviser in carrying out its responsibilities under Rule 2a-5 and in accordance with the Adviser’s valuation policy and procedures. The function of the Valuation Committee is to assess and manage any material risks associated with the determination of the fair value of the Funds’ investments, review the appropriateness and accuracy of fair value methodologies and monitor for circumstances that may necessitate the use of fair value pricing or a change in fair value methodologies, and to determine fair value for the Funds’ investments.

Additionally, the Adviser has adopted, and the Board has approved, valuation policies and procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If a readily-available market quotation for a security is unavailable or unreliable, the Adviser may utilize evaluated prices provided by independent pricing services or brokers to assist in its

567

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

determination of fair value, and may rely on its Valuation Committee to determine fair value in accordance with its valuation policies and procedures adopted by the Adviser. In such circumstances where fair value pricing is necessary, securities are valued in accordance with the Adviser’s valuation policies and procedures and implemented through the Adviser’s Valuation Committee described above. In establishing a fair value for an investment, the Adviser will use valuation methodologies established by the Adviser and may consider inputs and methodologies provided by, among others, third-party independent pricing services and/or independent broker dealers.

Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Adviser attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.

When using fair value to price securities, the Adviser may value those securities higher or lower than a fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Adviser has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Adviser’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s evaluated price provided by an independent pricing service. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions.

Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

568

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Short-term securities without a vendor price and with 60 days or less remaining to maturity are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using independent pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the bid and ask price on the relevant exchange closest to the close of the NYSE, or at the bid, if no ask is available and are categorized as Level 2 of the fair value hierarchy.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Adviser, on behalf of the Funds, values the repurchase agreements the Funds have entered into based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

569

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented in the Schedule of Investments as of June 30, 2025.

Core Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Asset-Backed Obligations	$—	$2,253,640	$—	$2,253,640
Corporate Bonds
Basic Materials	—	209,890	—	209,890
Communications	—	390,934	—	390,934
Consumer, Cyclical	—	332,298	—	332,298
Consumer, Non-cyclical	—	702,428	—	702,428
Energy	—	699,486	—	699,486
Financials	—	2,631,938	—	2,631,938
Government	—	4,893	—	4,893
Industrials	—	333,223	—	333,223
Technology	—	259,237	10,000	269,237
Utilities	—	673,107	—	673,107
Government Related
Other Government Related	—	278,803	—	278,803
U.S. Treasury Obligations	—	5,678,803	—	5,678,803
Mortgage-Backed Obligations	—	7,054,946	—	7,054,946
Preferred Stocks
Financials	1,412	—	—	1,412
Short-Term Investments
Money Market Funds	590,140	—	—	590,140
Time Deposits	—	20,464	—	20,464
Futures Contracts(1)	21,946	—	—	21,946
Swap Contracts(1)	—	604	—	604
Total Assets	$613,498	$21,524,694	$10,000	$22,148,192
Liabilities
TBA Sale Commitments	$—	$(66,673)	$—	$(66,673)
Futures Contracts(1)	(344)	—	—	(344)
Swap Contracts(1)	—	(494)	—	(494)
Total Liabilities	$(344)	$(67,167)	$—	$(67,511)

570

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Core Plus Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Asset-Backed Obligations	$—	$5,227,538	$49,169	$5,276,707
Corporate Bonds
Basic Materials	—	230,224	—	230,224
Communications	—	784,505	11	784,516
Consumer, Cyclical	—	892,983	375	893,358
Consumer, Non-cyclical	—	1,090,339	—	1,090,339
Energy	—	1,285,437	7,255	1,292,692
Financials	—	3,497,755	17,492	3,515,247
Industrials	—	724,237	—	724,237
Technology	—	807,887	4,427	812,314
Utilities	—	925,791	—	925,791
Convertible Securities
Communications	—	8,477	—	8,477
Consumer, Non-cyclical	—	18,990	—	18,990
Financials	—	750	—	750
Government Related
Other Government Related	—	1,614,273	—	1,614,273
U.S. Treasury Obligations	—	8,761,576	—	8,761,576
Mortgage-Backed Obligations	—	19,090,788	—	19,090,788
U.K. Treasury Bonds	—	47,241	—	47,241
Bank Loans	—	302,167	156,085	458,252
Common Stocks
Communications	3,294	19,089	702	23,085
Healthcare	—	—	4,103	4,103
Convertible Preferred Stocks
Industrials	15,865	—	—	15,865
Warrants
Communications	—	—	24	24
Short-Term Investments
Money Market Funds	1,213,432	—	—	1,213,432
Government Related	—	98,527	—	98,527
Corporate Bonds	—	22,100	—	22,100
Commercial Paper	—	84,837	—	84,837
Repurchase Agreements	—	1,921,900	—	1,921,900
U.S. Treasury Bills	—	493,773	—	493,773
Time Deposits	—	271,907	—	271,907
Futures Contracts(1)	174,736	—	—	174,736
Forward Foreign Currency Exchange Contracts(1)	—	18,381	—	18,381
Swap Contracts(1)	—	302,627	116	302,743
Total Assets	$1,407,327	$48,544,099	$239,759	$50,191,185
Liabilities
TBA Sale Commitments	$—	$(286,974)	$—	$(286,974)
Futures Contracts(1)	(31,301)	—	—	(31,301)
Forward Foreign Currency Exchange Contracts(1)	—	(87,911)	—	(87,911)
Swap Contracts(1)	—	(14,065)	—	(14,065)
Total Liabilities	$(31,301)	$(388,950)	$—	$(420,251)

571

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Municipal Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$847,522	$—	$847,522
General Obligation	—	3,537,337	—	3,537,337
General Revenue	—	5,011,437	—	5,011,437
Healthcare	—	1,792,982	—	1,792,982
Housing	—	1,465,425	—	1,465,425
Transportation	—	2,675,568	—	2,675,568
Utilities	—	1,725,997	—	1,725,997
Short-Term Investments
Money Market Funds	254,648	—	—	254,648
Time Deposits	—	1,494	—	1,494
Total Assets	$254,648	$17,057,762	$—	$17,312,410
Liabilities
Futures Contracts(1)	$(3,310)	$—	$—	$(3,310)
Total Liabilities	$(3,310)	$—	$—	$(3,310)

Municipal High-Income Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Municipal Bonds
Education	$—	$373,240	$—		$373,240
General Obligation*	—	237,709	—	(2)	237,709
General Revenue	—	1,800,536	—		1,800,536
Healthcare	—	735,449	—		735,449
Housing	—	405,929	—		405,929
Transportation	—	424,598	—		424,598
Utilities	—	209,031	—		209,031
Common Stocks
Basic Materials	3	—	—		3
Consumer, Cyclical	2	—	—		2
Short-Term Investments
Money Market Funds	7,602	—	—		7,602
Time Deposits	—	4,139	—		4,139
Total Assets*	$7,607	$4,190,631	$—		$4,198,238

Large Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$3,253,458	$—	$—	$3,253,458
Consumer Discretionary	3,378,449	34,004	—	3,412,453
Consumer Staples	687,587	—	—	687,587
Energy	258,502	—	—	258,502
Financials	3,409,508	—	—	3,409,508
Healthcare	2,805,635	33,414	—	2,839,049
Industrials	2,144,014	—	—	2,144,014
Information Technology	11,136,588	—	—	11,136,588
Materials	243,957	—	—	243,957
Real Estate	105,062	—	—	105,062
Utilities	93,017	—	—	93,017
Short-Term Investments
Money Market Funds	599,482	—	—	599,482
Time Deposits	—	5,372	—	5,372
Futures Contracts(1)	563	—	—	563
Total Assets	$28,115,822	$72,790	$—	$28,188,612

572

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Large Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services*	$1,430,104	$—	$—	(2)	$1,430,104
Consumer Discretionary	1,680,478	—	—		1,680,478
Consumer Staples	1,651,662	510,236	—		2,161,898
Energy	1,369,298	54,208	—		1,423,506
Financials	5,244,033	—	—		5,244,033
Healthcare	2,923,295	112,174	—		3,035,469
Industrials	2,715,716	342,993	—		3,058,709
Information Technology	2,967,764	153,885	—		3,121,649
Materials	857,759	—	—		857,759
Real Estate	661,631	—	—		661,631
Utilities	814,176	—	—		814,176
Convertible Preferred Stocks
Industrials	17,836	—	—		17,836
Utilities	6,623	—	—		6,623
Preferred Stocks
Consumer Discretionary	—	19,316	—		19,316
Short-Term Investments
Money Market Funds	594,545	—	—		594,545
Time Deposits	—	10,095	—		10,095
Futures Contracts(1)	117	—	—		117
Total Assets*	$22,935,037	$1,202,907	$—		$24,137,944

Tax Managed Large Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$613,541	$—	$—	$613,541
Consumer Discretionary	561,870	—	—	561,870
Consumer Staples	247,003	—	—	247,003
Energy	269,437	—	—	269,437
Financials	1,034,172	—	—	1,034,172
Healthcare	543,726	—	—	543,726
Industrials	668,353	—	—	668,353
Information Technology	1,920,143	—	—	1,920,143
Materials	239,351	—	—	239,351
Real Estate	153,320	—	—	153,320
Utilities	201,583	—	—	201,583
Short-Term Investments
Money Market Funds	92,968	—	—	92,968
Time Deposits	—	1,090	—	1,090
Total Assets	$6,545,467	$1,090	$—	$6,546,557

573

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Small/Mid Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$444,272	$—	$—	$444,272
Consumer Discretionary	1,068,934	—	—	1,068,934
Consumer Staples	387,400	—	—	387,400
Energy	264,022	—	—	264,022
Financials	961,375	—	—	961,375
Healthcare	1,771,577	—	14	1,771,591
Industrials	1,830,464	—	—	1,830,464
Information Technology	2,144,425	—	—	2,144,425
Materials	155,169	—	—	155,169
Real Estate	111,831	—	—	111,831
Utilities	51,575	—	—	51,575
Warrants
Healthcare*	—	—	0	0
Short-Term Investments
Money Market Funds	197,272	—	—	197,272
Time Deposits	—	1,732	—	1,732
Futures Contracts(1)	38	—	—	38
Total Assets	$9,388,354	$1,732	$14	$9,390,100
Liabilities
Futures Contracts*(1)	$(0)	$—	$ —	$(0)
Total Liabilities*	$(0)	$—	$ —	$(0)

Small/Mid Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services*	$94,434	$—	$—	(2)	$94,434
Consumer Discretionary	991,035	—	—		991,035
Consumer Staples	396,605	—	—		396,605
Energy	462,449	—	—		462,449
Financials*	1,834,479	44	—	(2)	1,834,523
Healthcare	521,710	—	11		521,721
Industrials	1,723,024	4,683	—		1,727,707
Information Technology	868,174	—	—		868,174
Materials	440,478	—	—		440,478
Real Estate	585,012	—	—		585,012
Utilities	408,662	—	—		408,662
Warrants
Healthcare	—	—	1		1
Short-Term Investments
Money Market Funds	170,559	—	—		170,559
Time Deposits	—	8,758	—		8,758
Futures Contracts(1)	79	—	—		79
Total Assets	$8,496,700	$13,485	$12		$8,510,197

574

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Tax Managed Small/Mid Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$52,418	$—	$—	$52,418
Consumer Discretionary	264,252	—	—	264,252
Consumer Staples	86,692	—	—	86,692
Energy	93,155	—	—	93,155
Financials	346,984	—	—	346,984
Healthcare*	264,691	—	0	264,691
Industrials	540,432	—	—	540,432
Information Technology	343,228	—	—	343,228
Materials	92,988	—	—	92,988
Real Estate	122,624	—	—	122,624
Utilities	85,705	—	—	85,705
Short-Term Investments
Money Market Funds	37,358	—	—	37,358
Time Deposits	—	182	—	182
Total Assets*	$2,330,527	$182	$0	$2,330,709

International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$376,621	$826,161	$—		$1,202,782
Consumer Discretionary	339,767	1,924,444	—		2,264,211
Consumer Staples*	316,390	1,668,497	—	(2)	1,984,887
Energy	48,967	605,642	855		655,464
Financials	372,429	3,891,395	—		4,263,824
Healthcare	73,718	1,831,686	—		1,905,404
Industrials	264,481	4,450,444	—		4,714,925
Information Technology	482,832	1,714,572	—		2,197,404
Materials*	83,754	842,238	—	(2)	925,992
Real Estate	—	88,432	—		88,432
Utilities	—	733,151	—		733,151
Preferred Stocks
Consumer Discretionary	—	2,146	—		2,146
Consumer Staples	—	760	—		760
Healthcare	—	365	—		365
Short-Term Investments
Money Market Funds	293,021	—	—		293,021
Time Deposits	—	46,171	—		46,171
Futures Contracts(1)	38	—	—		38
Total Assets	$2,652,018	$18,626,104	$855		$21,278,977
Liabilities
Futures Contracts(1)	$(20)	$—	$—		$(20)
Total Liabilities	$(20)	$—	$—		$(20)

575

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Tax Managed International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$2,167	$53,857	$—	$56,024
Consumer Discretionary	6,628	254,620	—	261,248
Consumer Staples	18,252	147,777	—	166,029
Energy	4,165	71,874	—	76,039
Financials	3,532	410,127	—	413,659
Healthcare	9,589	262,926	—	272,515
Industrials	22,463	358,969	—	381,432
Information Technology	35,321	244,702	—	280,023
Materials	6,485	115,697	—	122,182
Real Estate	—	15,172	—	15,172
Utilities	—	54,421	—	54,421
Preferred Stocks
Consumer Discretionary	—	749	—	749
Consumer Staples	—	426	—	426
Short-Term Investments
Money Market Funds	58,855	—	—	58,855
Time Deposits	—	5,362	—	5,362
Total Assets	$167,457	$1,996,679	$—	$2,164,136

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and inflation linked swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued at zero.

The Core Bond, Core Plus Bond, Municipal High-Income Bond, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap and International Equity Funds all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Core Bond, Municipal High-Income Bond, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap and International Equity Funds have been deemed immaterial with respect to each Fund.

The significant unobservable inputs used in the fair value measurement of the Funds’ investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant

576

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

increases (decreases) in earnings before interest, taxes, depreciation, and amortization (“EBITDA”) multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability may decrease (increase) the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements

Core Plus Bond Fund

Investment Type	Fair Value at 6/30/2025	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$49,169	Recent Transaction	Transaction Price	42.72 - 120.9581	98.79
Bank Loans	$6,280	Intrinsic Value	Early Redemption	100.00	100.00
Bank Loans	$149,805	Recent Transaction	Transaction Price	98 - 100	99.87
Common Stocks	$4,103	Market Approach - Comparable Companies	EBITDA Multiple	16.50	16.50
Common Stocks	$579	Reference Instrument	Stock Price with Discount	10%	10%
Common Stocks	$123	Recent Transaction	Transaction Price	$13.00	$13.00
Common Stocks	$—	Intrinsic Value	Transaction Price	$0.00	$0.00
Corporate Bonds	$29,174	Recent Transaction	Transaction Price	98.50 - 100	99.67
Corporate Bonds	$375	Reference Instrument	Comparable Security	6.446 - 8.0014	7.46
Corporate Bonds	$11	Indicative Market Quotation	Broker Quote	6.00	6.00
Credit Default Swaps	$70	Indicative Market Quotation	Broker Quote	100.5001 - 100.5576	100.54
Warrants	$24	Recent Transaction	Transaction Price	$13.00	$13.00
Warrants	$-—	Intrinsic Value	Volatility	$0.00	$0.00

Value rounded to thousands

The realized and unrealized gains/(losses) from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statements of Operations, respectively.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period July 1, 2024 through June 30, 2025:

Core Plus Bond Fund

	Total	Asset-Backed Obligations (000s)	Corporate Bonds (000s)	Bank Loans (000s)	Common Stocks (000s)	Preferred Stocks (000s)		Warrants (000s)		Swap Contracts (000s)
Balance as of June 30, 2024(1)	$31,925	$—	$—	$19,183	$12,742	$—	(2)	$—	(2)	$—
Total realized gain/(loss)(1)	7,041	470	15	0	6,617	(61)		—		—
Accrued discounts/(premium)	11	(16)	15	12	—	—		—		—
Paydown	(3,814)	(3,814)	—	—	—	—		—		—
Payup	447	447	—	—	—	—		—		—
Change in unrealized appreciation/(depreciation)	(8,189)	(545)	(4,629)	2,779	(5,971)	61		—		116
Purchases	233,540	52,627	38,644	142,205	40	—		24		—
Sales(1)	(13,901)	—	(4,496)	(782)	(8,623)	0		—		—
Transfers in*	5,093	—	11	5,082	—	—		—		—
Transfers out*	(12,394)	—	—	(12,394)	—	—		—		—

Balance as of June 30, 2025	$239,759	$49,169	$29,560	$156,085	$4,805	$—		$24		$116

Change in unrealized appreciation/(depreciation) from Investments held as of June 30, 2025	$(1,836)	$(545)	$(4,629)	$2,779	$443	$—		$—		$116

*

Transfers are calculated on the ending of period value. For the period ended June 30, 2025, securities with an aggregate market value of $5,093 transferred from Level 2 to Level 3 as there were no longer observable inputs available to determine their value and securities with an aggregate market value of $12,394 were transferred from Level 3 to Level 2. There were no other transfers between Level 1, 2 and 3.

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

(2)	Includes a security valued at zero.

577

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

5. DERIVATIVE INSTRUMENTS

Certain Funds use derivative instruments as part of their investment strategy to achieve their stated investment objective. The Funds’ derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities across derivative types that are subject to master netting arrangements in the Statements of Assets and Liabilities. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at period end.

	Assets			Liabilities
	Unrealized Appreciation on Futures Contracts* (000s)	Swaps at Value* (000s)	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts (000s)	Unrealized Depreciation on Futures Contracts* (000s)	Swaps at Value* (000s)	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts (000s)
Interest Rate Risk:
Core Bond Fund	$21,946	$604	$—	$(344)	$(494)	$—
Core Plus Bond Fund	174,736	237,201	—	(31,301)	(13,239)	—
Municipal Bond Fund	—	—	—	(3,310)	—	—
Equity Risk:
Large Cap Growth Fund	563	—	—	—	—	—
Large Cap Value Fund	117	—	—	—	—	—
Small/Mid Cap Growth Fund (1)	38	—	—	(0)	—	—
Small/Mid Cap Value Fund	79	—	—	—	—	—
International Equity Fund	38	—	—	(20)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	—	18,381	—	—	(87,911)
Credit Risk:
Core Plus Bond Fund	—	65,539	—	—	(826)	—

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

*

May include cumulative unrealized appreciation/(deprecation) as reported on the Summary Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange traded derivatives and centrally-cleared derivatives.

578

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The following table lists the effect of derivative instruments held by the Funds, by primary underlying risk and contract type, on the Statements of Operations for the year ended June 30, 2025.

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations			Net Change in Unrealized Appreciation/(Depreciation) on Derivatives recognized as a result of Operations
	Futures Contracts (000s)	Forward Foreign Currency Exchange Contracts (000s)	Swaps (000s)	Futures Contracts (000s)	Forward Foreign Currency Exchange Contracts (000s)	Swaps (000s)
Interest Rate Risk:
Core Bond Fund	$(1,593)	$—	$(1)	$17,292	$—	$117
Core Plus Bond Fund	(240,090)	—	26,690	114,833	—	88,854
Municipal Bond Fund	6,092	—	—	(3,310)	—	—
Municipal High-Income Bond Fund	88	—	—	(71)	—	—
Equity Risk:
Large Cap Growth Fund	877	—	—	565	—	—
Large Cap Value Fund	44	—	—	113	—	—
Small/Mid Cap Growth Fund	(128)	—	—	14	—	—
Small/Mid Cap Value Fund	(15)	—	—	45	—	—
International Equity Fund	(103)	—	—	(8)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	(4,065)	—	—	(77,624)	—
Credit Risk:
Core Plus Bond Fund	—	—	33,741	—	—	10,262

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of June 30, 2025:

Core Plus Bond Fund
		Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities (000s)			Gross Amounts not offset in the Statements of Assets & Liabilities (000s)
Counterparty	Investment Type		Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Financial Instruments	Collateral Received	Net Amount (000s)
Bank of America	Forward Foreign Currency Exchange Contracts	$194	$(194)	$—	$—	$—	$—
Barclays Bank	Forward Foreign Currency Exchange Contracts	354	(354)	—	—	—	—
BNP Paribas	Forward Foreign Currency Exchange Contracts	4,210	(4,210)	—	—	—	—
Citibank	Forward Foreign Currency Exchange Contracts	201	(201)	—	—	—	—

579

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Core Plus Bond Fund
		Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities (000s)			Gross Amounts not offset in the Statements of Assets & Liabilities (000s)
Counterparty	Investment Type		Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Financial Instruments	Collateral Received	Net Amount (000s)
Deutsche Bank	Credit Default Swap Contracts	$116	$—	$116	$—	$—	$116
Deutsche Bank	Forward Foreign Currency Exchange Contracts	4,497	(4,497)	—	—	—	—
Goldman Sachs	Credit Default Swap Contracts	1	(1)	—	—	—	—
Goldman Sachs	Forward Foreign Currency Exchange Contracts	3,781	(3,781)	—	—	—	—
J.P. Morgan	Total Return Swap Contract	565	—	565	—	—	565
J.P. Morgan(1)	Credit Default Swap Contracts	0	(0)	—	—	—	—
J.P. Morgan	Forward Foreign Currency Exchange Contracts	2,431	(2,431)	—	—	—	—
Morgan Stanley	Credit Default Swap Contracts	19	(10)	9	—	(9)	—
Morgan Stanley	Forward Foreign Currency Exchange Contracts	2,685	(2,388)	297	—	—	297
UBS	Forward Foreign Currency Exchange Contracts	28	(28)	—	—	—	—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		19,082	(18,095)	987	—	(9)	978

580

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

		Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities (000s)			Gross Amounts not offset in the Statements of Assets & Liabilities (000s)
Counterparty	Investment Type		Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Financial Instruments	Collateral Pledged	Net Amount (000s)
Bank of America	Credit Default Swap Contracts	$370	$—	$370	$—	$—	$370
Bank of America	Forward Foreign Currency Exchange Contracts	30,759	(194)	30,565	—	—	30,565
Barclays Bank	Forward Foreign Currency Exchange Contracts	629	(354)	275	—	—	275
BNP Paribas	Credit Default Swap Contracts	5	—	5	—	—	5
BNP Paribas	Forward Foreign Currency Exchange Contracts	13,247	(4,210)	9,037	—	—	9,037
Citibank	Forward Foreign Currency Exchange Contracts	602	(201)	401	—	—	401
Deutsche Bank	Forward Foreign Currency Exchange Contracts	9,316	(4,497)	4,819	—	—	4,819
Goldman Sachs	Credit Default Swap Contracts	387	(1)	386	—	—	386
Goldman Sachs	Forward Foreign Currency Exchange Contracts	14,157	(3,781)	10,376	—	—	10,376
J.P. Morgan(1)	Credit Default Swap Contracts	11	(0)	11	—	—	11
J.P. Morgan	Forward Foreign Currency Exchange Contracts	16,386	(2,431)	13,955	—	—	13,955
Morgan Stanley	Credit Default Swap Contracts	10	(10)	—	—	—	—

581

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

		Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities (000s)			Gross Amounts not offset in the Statements of Assets & Liabilities (000s)
Counterparty	Investment Type		Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Financial Instruments	Collateral Pledged	Net Amount (000s)
Morgan Stanley	Forward Foreign Currency Exchange Contracts	$2,388	$(2,388)	$—	$—	$—	$—
UBS	Forward Foreign Currency Exchange Contracts	427	(28)	399	—	—	399
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		88,694	(18,095)	70,599	—	—	70,599

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

The Funds’ average monthly notional amount of derivatives during the year ended June 30, 2025 were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund* (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	International Equity Fund* (000s)
Futures Contracts
Average Notional Balance – Long	$1,260,646	$10,018,376	$—	$15,667	$10,552	$6,885	$4,194	$5,407	$5,806
Average Notional Balance – Short	(74,714)	(1,484,631)	(105,936)	(58)	—	—	—	—	—
Forward Foreign Currency Exchange Contracts
Average Amounts – Purchased	—	2,096,611	—	—	—	—	—	—	—
Average Amounts – Sold	—	(1,120,149)	—	—	—	—	—	—	—
Credit Default Swaps
Average Amounts – Buy Protection	—	39,881	—	—	—	—	—	—	—
Average Amounts – Sell Protection	—	(674,247)	—	—	—	—	—	—	—
Interest Rate Swaps
Average Amounts – Pays Fixed Rate	8,481	2,198,383	—	—	—	—	—	—	—
Average Amounts – Receives Fixed Rate	(9,579)	(733,201)	—	—	—	—	—	—	—
Total Return Swaps
Average Amounts – Long	—	—	—	—	—	—	—	—	—
Average Amounts – Short	—	(109,483)	—	—	—	—	—	—	—
Inflation Linked Swaps
Average Amounts – Receives Floating Rate	—	140,120	—	—	—	—	—	—	—
Average Amounts – Pays Floating Rate	—	(10,326)	—	—	—	—	—	—	—

*	Notional amounts shown have been converted to USD.

582

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Funds are responsible for the payment of all of their expenses, except that the Adviser is responsible for (i) providing the personnel, office space and equipment reasonably necessary to perform its obligations thereunder; and (ii) the costs of any special Board meetings or shareholder meetings convened for the primary benefit of the Adviser.

The Adviser provides the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the investments of the Funds and furnishes continuously an investment program for the Funds. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination, and monitors the ongoing performance, of the investment advisers (the “Sub-advisers”) and allocates Fund assets among the Sub-advisers.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Funds pay the Adviser an investment advisory fee at an annual rate based on a percentage of each Fund’s average daily net assets. For its advisory services, the investment advisory fee shall be accrued daily by the Fund and paid to the Adviser on the first business day of the succeeding month. In an effort to pass along lower fund expenses to shareholders, the Adviser does not retain any portion of the advisory fees. The Adviser has contractually agreed to waive its advisory fees for each Fund to the extent advisory fees to be paid to the Adviser exceed the aggregate advisory fees the Fund is required to pay its Sub-advisers. The annual advisory fee and amounts of advisory fees waived by the Adviser during the period ended June 30, 2025 are noted in the table below:

Fund	Annual Management Fee	Management Fees Waived by Adviser (000s)
Core Bond Fund	0.32%	$40,328
Core Plus Bond Fund	0.36	88,455
Municipal Bond Fund	0.36	40,826
Municipal High-Income Bond Fund	0.36	8,305
Large Cap Growth Fund	0.44	68,968
Large Cap Value Fund	0.44	53,463
Tax Managed Large Cap Fund	0.44	12,168
Small/Mid Cap Growth Fund	0.64	27,755
Small/Mid Cap Value Fund	0.64	23,605
Tax Managed Small/Mid Cap Fund	0.64	5,546
International Equity Fund	0.60	55,121
Tax Managed International Equity Fund	0.60	4,669

None of the advisory fees waived by the Adviser pursuant to the agreement described above are subject to recoupment by the Adviser.

583

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The Adviser has selected and the Board has approved the following Sub-advisers to sub-advise discrete portions of each of the Fund’s assets:

Fund	Sub-advisers
Core Bond Fund	Robert W. Baird & Co. Inc. J.P. Morgan Investment Management Inc. Loomis, Sayles & Company L.P. PGIM, Inc.
Core Plus Bond Fund	Pacific Investment Management Company LLC Loomis, Sayles & Company L.P. Metropolitan West Asset Management, LLC * BlackRock Investment Management, LLC ** Dodge & Cox
Municipal Bond Fund	FIAM, LLC BlackRock Investment Management, LLC MacKay Shields LLC Robert W. Baird & Co. Inc.
Municipal High-Income Bond Fund	Capital International, Inc. T. Rowe Price Associates, Inc.
Large Cap Growth Fund	Lazard Asset Management LLC Sustainable Growth Advisers, LP Jennison Associates LLC BlackRock Investment Management, LLC T. Rowe Price Associates, Inc.
Large Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC Wellington Management Company LLP Artisan Partners Limited Partnership BlackRock Investment Management, LLC T. Rowe Price Associates, Inc. LSV Asset Management
Tax Managed Large Cap Fund	Barrow, Hanley, Mewhinney & Strauss, LLC ClearBridge Investments, LLC Parametric Portfolio Associates, LLC T. Rowe Price Associates, Inc.
Small/Mid Cap Growth Fund

Champlain Investment Partners, LLC

Eagle Asset Management, Inc.

Stephens Investment Management Group, LLC

BlackRock Investment Management, LLC

Artisan Partners Limited Partnership

Driehaus Capital Management LLC

Victory Capital Management Inc.

Small/Mid Cap Value Fund

Boston Partners Global Investors, Inc.

Vaughan Nelson Investment Management, L.P.

Silvercrest Asset Management Group LLC

BlackRock Investment Management, LLC

LSV Asset Management

MFS Investment Management

Diamond Hill Capital Management, Inc.

American Century Investment Management, Inc.

Tax Managed Small/Mid Cap Fund

AllianceBernstein L.P.

Goldman Sachs Asset Management L.P.

J.P. Morgan Investment Management Inc.

Neuberger Berman Investment Advisers, LLC

Parametric Portfolio Associates, LLC

Allspring Global Investments, LLC

International Equity Fund

Baillie Gifford Overseas Limited

Mondrian Investment Partners Limited

WCM Investment Management, LLC

BlackRock Investment Management, LLC

Pzena Investment Management, LLC

Marathon Asset Management Limited

584

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Fund	Sub-advisers
Tax Managed International Equity Fund	Parametric Portfolio Associates, LLC Pzena Investment Management, LLC Walter Scott & Partners Limited J.P. Morgan Investment Management Inc. Thompson, Siegel & Walmsley LLC

*

Blackrock has entered into a sub-sub-advisory agreement with each of Blackrock International Limited (“BIL”), a U.K.-based affiliate of Blackrock, and Blackrock (Singapore) Limited (“BRS”), a Singapore-based affiliate of Blackrock, to facilitate the provision of advice and trading out of non-U.S. jurisdictions. BIL and BRS, each registered as an investment adviser with the SEC, organized in 1995 and 2000, respectively.

**	Dodge & Cox will commence managing assets of the Fund in July 2025.

Subject to the supervision of the Adviser, the Sub-advisers provide the Funds, among other services, a continuous investment program and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Funds, each Sub-adviser is entitled to receive fees directly from each Fund it serves, except that any fees payable to BIL or BRS for their services as sub-sub-advisers to the Core Plus Bond Fund would be paid by BlackRock (and not the Adviser or the Core Plus Bond Fund).

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, effective until October 28, 2026 (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to each of the amounts listed below (each an “Expense Cap”).

Fund	Expense Cap
Core Bond Fund	0.48%
Core Plus Bond Fund	0.42
Municipal Bond Fund	0.48
Municipal High-Income Bond Fund	0.48
Large Cap Growth Fund	0.51
Large Cap Value Fund	0.51
Tax Managed Large Cap Fund	0.51
Small/Mid Cap Growth Fund	0.73
Small/Mid Cap Value Fund	0.73
Tax Managed Small/Mid Cap Fund	0.73
International Equity Fund	0.67
Tax Managed International Equity Fund	0.67

Any fee reductions or expense payments made by the Adviser pursuant to the Expense Limitation Agreement are subject to reimbursement by a Fund, if requested by the Adviser in the thirty-six (36) month period following such fee waiver and/or expense payment, if the aggregate amount actually paid by the Fund toward its aggregate operating expenses, as accrued each month (taking into account the reimbursement) does not exceed the applicable Expense Cap accrued for such month (a) at the time of the fee waiver and/or expense payment and (b) at the time of the reimbursement.

During the year ended June 30, 2025, the Funds did not exceed their respective Expense Caps, and there are no expense reimbursements currently available for recoupment in future periods.

Administrator – Brown Brothers Harriman & Co. (“BBH”) acts as Administrator to the Trust pursuant to an

Administrative Agency Agreement. As Administrator, BBH provides certain services to the Trust, including, among other responsibilities, administrative, tax, legal, accounting services, portfolio compliance monitoring, and financial

585

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

reporting for the maintenance and operations of the Funds. In addition, BBH makes available the personnel and facilities to provide such services. In its capacity as Administrator, BBH does not have any responsibility or authority for the portfolio management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Pursuant to the Administrative Agency Agreement, the Trust has agreed to pay such compensation as is mutually agreed upon from time to time and such out-of-pocket expenses as incurred by BBH in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration fee in the Statements of Operations.

Custodian – BBH also acts as Custodian to the Trust. In this capacity, BBH holds all cash and, directly or through a book entry system or an agent, securities of each Fund, delivers and receives payment for securities sold by such Fund, collects income from investments of each Fund and performs other duties as set forth in the Custodian Agreement between the Trust, on behalf of the Funds, and BBH. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Funds for custody services are included in Custody fees in the Statements of Operations.

Trustees – Trustee fees and expenses displayed in the Statements of Operations include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined by the 1940 Act (an “Independent Trustee”) of the Trust or a non-Edward Jones interested trustee. The Trustees who are affiliated with the Adviser or its parent company, are not compensated by the Trust.

Affiliated Transactions – The Funds may participate in purchase and sale transactions with other Funds or accounts that have a common investment adviser or Sub-adviser, commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security.

During the year ended June 30, 2025, the aggregate value of purchases and sales of cross trades with other Funds or accounts were as follows:

	Purchases (000s)	Sales (000s)	Realized Gain/(Loss) (000s)
Municipal Bond Fund	$59,845	$176,750	$—
Large Cap Growth Fund	114,823	173,957	61,941
Large Cap Value Fund	139,258	83,092	34,292
Small/Mid Cap Growth Fund	88,567	75,187	2,965
Small/Mid Cap Value Fund	79,094	110,391	34,787
International Equity Fund	84,927	77,452	(1,511)

7. INTERFUND LENDING AGREEMENT

On June 1, 2016, the Funds received exemptive relief from the SEC to enter into a master interfund lending agreement with each other that permits each Fund to lend money directly to and borrow money directly from other Funds for temporary purposes. Each Fund may lend, in the aggregate, up to 15% of its current net assets at the time of the loan but no more than 5% of its lending Fund’s net assets may be loaned to a single fund. A loan under the agreement will not exceed duration of seven days and interest is charged on borrowings at a rate determined based on current short-term market interest rates and short-term lending rates available to the Funds. As of June 30, 2025, the Funds have yet to lend under this agreement.

586

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

8. INVESTMENT TRANSACTIONS

For the year ended June 30, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High- Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Purchases:
U.S. Government	$20,142,259	$176,908,553	$2,900	$—	$—	$—
Other	7,482,411	16,135,671	8,556,851	2,287,466	11,504,273	7,316,287
Sales:
U.S. Government	17,401,083	173,478,977	9	27	—	—
Other	5,946,905	12,402,201	5,776,804	1,088,916	11,361,800	6,448,911

	Tax Managed Large Cap Fund (000s)	Small/ Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/ Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Purchases:
U.S. Government	$—	$—	$—	$—	$—	$—
Other	3,036,584	6,752,928	4,845,058	1,651,867	5,807,965	1,079,014
Sales:
U.S. Government	—	—	—	—	—	—
Other	1,634,127	6,459,274	4,812,270	1,035,466	5,970,985	799,192

9. FEDERAL INCOME TAX INFORMATION

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary differences and permanent reclassifications have no effect on net assets. For the fiscal year ended June 30, 2025, the Funds made permanent book-to-tax reclassifications primarily related to the treatment of foreign currency, passive foreign investment company sales adjustments, paydowns, utilization of earnings and profits distributed to shareholders on redemption of shares, and differences between book and tax accretion methods.

For the fiscal year ended June 30, 2025, the Funds made the following reclassifications between total distributable earnings and paid-in capital:

	Total Distributable Earnings/(Loss) (000s)	Paid-in Capital (000s)
Core Bond Fund	$371	$(371)
Core Plus Bond Fund	—	—
Municipal Bond Fund	—	—
Municipal High-Income Bond Fund	—	—
Large Cap Growth Fund	(104,108)	104,108
Large Cap Value Fund	(78,159)	78,159
Tax Managed Large Cap Fund	—	—
Small/Mid Cap Growth Fund	(16,722)	16,722
Small/Mid Cap Value Fund	(45,743)	45,743
Tax Managed Small/Mid Cap Fund	—	—
International Equity Fund	(93,627)	93,627
Tax Managed International Equity Fund	—	—

587

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

At June 30, 2025, gross unrealized appreciation and (depreciation) of investments and derivative contracts based on cost for federal income tax purposes were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Tax Cost of Portfolio	$22,980,160	$50,608,171	$17,520,047	$4,286,879	$17,261,336	$18,296,396

Gross Unrealized App	$213,341	$1,209,347	$103,879	$37,208	$11,456,359	$6,895,408
Gross Unrealized Dep	(1,046,147)	(1,759,614)	(314,826)	(125,849)	(529,084)	(1,053,860)

Net Unrealized App/(Dep)	$(832,806)	$(550,267)	$(210,947)	$(88,641)	$10,927,275	$5,841,548

	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/ Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Tax Cost of Portfolio	$4,676,274	$7,301,503	$6,959,320	$1,898,229	$16,855,814	$1,678,103

Gross Unrealized App	$1,919,313	$2,516,077	$2,085,073	$466,817	$6,272,567	$545,429
Gross Unrealized Dep	(49,030)	(427,480)	(534,196)	(34,338)	(1,849,425)	(59,396)

Net Unrealized App/(Dep)	$1,870,283	$2,088,597	$1,550,877	$432,479	$4,423,142	$486,033

The differences between book basis and tax basis appreciation/(depreciation) on investments is primarily attributable to wash sale loss deferrals, and differences in the tax treatment of mark to market on passive foreign investment companies, mark to market on derivatives, non-REIT return of capital, outstanding partnership basis, the amortization of premiums and defaulted bond accrual.

As of June 30, 2025, the components of distributable earnings/(losses) on a tax basis were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Accumulated Capital and Losses (1)	$(1,369,190)	$(3,995,572)	$(397,932)	$(5,516)	$—	$—
Other (2)	(86)	(37,342)	(9)	(249)	(2)	(1)
Current Year Late Year Loss Deferral	—	—	—	—	—	—
Undistributed Ordinary Income	—	46,882	—	—	116,917	17,049
Undistributed Tax Exempt Income	—	—	5,932	8,204	—	—
Undistributed Long Term Capital Gain	—	—	—	—	1,753,109	1,304,581
Unrealized Appreciation/(Depreciation)	(833,898)	(553,545)	(210,948)	(88,640)	10,927,278	5,841,936

Total Distributable Earnings/(Loss)	$(2,203,174)	$(4,539,577)	$(602,957)	$(86,201)	$12,797,302	$7,163,565

	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/ Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Accumulated Capital and Losses (1)	$(185,009)	$—	$—	$(210,113)	$—	$(63,788)
Other (2)	—	—	—	—	(8)	—
Current Year Late Year Loss Deferral	—	(5,728)	—	—	—	—
Undistributed Ordinary Income	31,979	—	134,600	10,083	645,669	44,255
Undistributed Tax Exempt Income	—	—	—	—	—	—
Undistributed Long Term Capital Gain	—	205,791	409,633	—	350,860	—
Unrealized Appreciation/(Depreciation)	1,870,283	2,088,600	1,550,878	432,479	4,419,662	486,579

Total Distributable Earnings/(Loss)	$1,717,253	$2,288,663	$2,095,111	$232,449	$5,416,183	$467,046

(1)	Includes capital loss carryforwards and late year loss deferrals.

(2)	Includes straddle loss deferrals and organizational costs.

588

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

At June 30, 2025, the Funds had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. During the year ended June 30, 2025, Small/Mid Cap Growth Fund and International Equity Fund utilized $185,957 and $18,221 of their capital loss carry forwards, respectively.

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Short-Term	$439,572	$1,660,428	$103,537	$3,187	$—	$—
Long-Term	929,618	2,335,144	294,395	2,329	—	—

	$1,369,190	$3,995,572	$397,932	$5,516	$—	$—

	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Short-Term	$185,009	$—	$—	$209,313	$—	$63,788
Long-Term	—	—	—	800	—	—

	$185,009	$—	$—	$210,113	$—	$63,788

The tax character of distributions paid by the Funds during the fiscal periods ended June 30, 2025 and June 30, 2024 were as follows:

	Core Bond Fund (000s)		Core Plus Bond Fund (000s)		Municipal Bond Fund (000s)		Municipal High- Income Bond Fund (000s)
	2025	2024	2025	2024	2025	2024	2025	2024
Distributions paid from:
Ordinary Income (1)	$813,071	$694,935	$1,775,469	$1,506,112	$23,323	$21,620	$11,892	$7,813
Tax Exempt Income	—	—	—	—	536,388	390,751	160,782	114,560
Long-term Capital Gains	—	—	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$813,071	$694,935	$1,775,469	$1,506,112	$559,711	$412,371	$172,674	$122,373

	Large Cap Growth Fund (000s)		Large Cap Value Fund (000s)		Tax Managed Large Cap Fund (000s)		Small/Mid Cap Growth Fund (000s)
	2025	2024	2025	2024	2025	2024	2025	2024
Distributions paid from:
Ordinary Income (1)	$196,463	$190,323	$598,599	$403,978	$48,609	$32,394	$52,856	$24,210
Tax Exempt Income	—	—	—	—	—	—	—	—
Long-term Capital Gains	1,598,673	—	1,216,087	578,228	—	—	—	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$1,795,136	$190,323	$1,814,686	$982,206	$48,609	$32,394	$52,856	$24,210

	Small/Mid Cap Value Fund (000s)		Tax Managed Small/Mid Cap Fund (000s)		International Equity Fund (000s)		Tax Managed International Equity Fund (000s)
	2025	2024	2025	2024	2025	2024	2025	2024
Distributions paid from:
Ordinary Income (1)	$194,648	$104,862	$15,135	$7,908	$597,610	$432,043	$43,477	$25,281
Tax Exempt Income	—	—	—	—	—	—	—	—
Long-term Capital Gains	452,439	178,349	—	—	364,302	—	—	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$647,087	$283,211	$15,135	$7,908	$961,912	$432,043	$43,477	$25,281

(1)	Ordinary Income includes net short-term capital gains, if any.

589

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

10. RISKS

Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectuses and statements of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Alternatively, if rates fall, the value of these investments generally increases. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed-income markets and result in a decline in the value of the fixed-income investments held by the Funds. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed-income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of an investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed-income securities with similar durations. Interest rate changes can be sudden and unpredictable, and a wide variety of factors can cause interest rates to rise or fall, including government and/or central bank policy and action, inflationary or deflationary pressures, supply of and demand for debt securities, and changes in general market and economic conditions. A sudden or unpredictable rise or decline in interest rates may cause volatility and reduced liquidity in the money market securities markets, which could make it more difficult for the Fund to sell its investments at a time when it may be advantageous to do so and could cause the value of the Fund’s investments to decline, potentially suddenly and significantly.

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Redemption Risk – A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are only available to participants in the Advisory Programs, a reduction in the allocation of an Advisory Program’s assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market

590

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

recovers. These transactions could also have tax consequences for shareholders if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. In addition, a large redemption could result in a Fund’s expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

d) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

e) Counterparty Risk – When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

f) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. The interconnection of international markets means that events in one country or region may affect the markets in other countries and regions, increasing the likelihood that regulatory events, inflation, interest rates, government defaults, government shutdowns, wars, regional conflicts, social unrest, the imposition of tariffs, trade disputes, natural disasters, acts of terrorism, infectious illness or other public health issues and recessions could affect the securities market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

g) Equity Securities Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

h) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the

591

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

i) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs and including securities of issuers in emerging market countries, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy. In addition, periodic U.S. Government prohibitions on investments in issuers from certain foreign countries may require a Fund to sell such investments at inopportune times, which could result in losses to the Fund.

j) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward foreign currency exchange contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

k) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

l) High Yield Securities Risk – High yield, or “junk”, securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s credit worthiness.

m) Cybersecurity Risk – The Funds and their service providers may be susceptible to operational, information, security and related risks. While the Funds’ service providers have established business continuity plans in the

592

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.

n) Non-Diversification Risk – The Large Cap Growth Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Large Cap Growth Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

o) Taxation Risk – Certain Funds are managed to seek to minimize tax consequences to shareholders, but there is no guarantee that such Funds will be able to operate without incurring taxable income and gains to shareholders. Such Funds will engage in tax management techniques such as tax loss harvesting, whereby securities are sold in order to generate capital losses to offset current and future capital gains. However, there are certain risks inherent with tax loss harvesting, including the possibility that such activity does not improve the Fund’s after-tax returns. During certain market conditions, such as lower volatility periods and periods of strong economic growth, a Fund’s ability to generate capital losses to offset capital gains may be limited, which would limit the Fund’s ability to implement its tax loss harvesting strategy. In addition, because loss harvesting continuously decreases the cost-basis of a Fund’s portfolio, there is a risk that opportunities to realize losses may decrease over time.

Tax loss harvesting may also increase a Fund’s portfolio turnover rates. In addition, the “wash sales” rule will limit a Fund’s ability to currently recognize a loss from the tax loss harvesting strategy when selling and purchasing substantially identical assets within a 61-day window (i.e., a period beginning 30 days before the date of such purchase or the sale and ending 30 days after such date). In such a case, the basis of the newly purchased securities will be adjusted to reflect the disallowed loss.

11. SHAREHOLDER PROXY

At a special meeting of the shareholders of the Large Cap Growth Fund (the “Fund”), held on December 6, 2024, shareholders voted to change the Fund’s classification under the 1940 Act from diversified to non-diversified and eliminate the Fund’s related fundamental investment policy. Results of the special meeting are available on page 595 of the report.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of this report and has determined that there are no material events that would require accrual or disclosure.

593

Bridge Builder Mutual Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Bridge Builder Trust and Shareholders of Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Municipal High-Income Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Tax Managed Large Cap Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund, Bridge Builder Tax Managed Small/Mid Cap Fund, Bridge Builder International Equity Fund and Bridge Builder Tax Managed International Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Municipal High-Income Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Tax Managed Large Cap Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund, Bridge Builder Tax Managed Small/Mid Cap Fund, Bridge Builder International Equity Fund and Bridge Builder Tax Managed International Equity Fund (twelve of the funds constituting Bridge Builder Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2025, the related statements of operations for the year ended June 30, 2025, the statements of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

August 26, 2025

We have served as the auditor of one or more investment companies in the Bridge Builder Trust since 2013.

594

Bridge Builder Mutual Funds

Shareholder Proxy (Unaudited)

At a special meeting of shareholders held on December 6, 2024, shareholders approved a change in the Large Cap Growth Fund’s (the “Fund”) classification from “diversified” to “non-diversified” and to eliminate the Fund’s related fundamental investment policy. The results of the voting were as follows:

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	946,131,845.588	99.987%	96.294%
AGAINST	60,370.677	0.007%	0.006%
ABS/WHD	62,791.235	0.006%	0.006%
TOTAL	946,255,007.500	100.000%	96.306%

595

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Traditional Funds (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements.

At a meeting of the Board held on May 28-29, 2025 (the “May Renewal Meeting”), the Board, including a majority of the Independent Trustees, considered and approved the continuance of an investment advisory agreement (the “Advisory Agreement”) with Olive Street Investment Advisers, LLC (“Olive Street” or the “Adviser”) for the Bridge Builder Core Bond Fund (the “Core Bond Fund”), the Bridge Builder Core Plus Bond Fund (the “Core Plus Bond Fund”), the Bridge Builder Municipal Bond Fund (the “Municipal Bond Fund”), the Bridge Builder Municipal High-Income Bond Fund (the “Municipal High-Income Bond Fund”), the Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”), the Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”), the Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”), the Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”), and the Bridge Builder International Equity Fund (the “International Equity Fund”) (collectively, the “Funds”). The Trustees, including the Independent Trustees, also considered and approved the continuance of an investment sub-advisory agreement or investment sub-sub-advisory agreement, as applicable (each, a “Sub-advisory Agreement” and collectively, the “Sub-advisory Agreements”) with each of the following Fund subadvisers or sub-subadvisers whose Sub-advisory Agreements were subject to renewal at the May Renewal Meeting (listed next to the Fund(s) for which it serves as subadviser or sub-subadviser) (each, a “Subadviser” and collectively, the “Subadvisers”):

Bridge Builder Fund	Subadvisers and Sub-Subadvisers
Core Bond Fund	Robert W. Baird & Co. Inc. (“Baird”) J.P. Morgan Investment Management, Inc. (“J.P. Morgan”) Loomis, Sayles & Company, L.P. (“Loomis”) PGIM, Inc. (“PGIM”)
Core Plus Bond Fund

Pacific Investment Management Company LLC (“PIMCO”)

Loomis

Metropolitan West Asset Management, LLC (“MetWest”)

BlackRock Investment Management, LLC (“BIM”)

BlackRock International Limited (UK) (Sub-subadviser)*

BlackRock (Singapore) Limited (Sub-subadviser)*

Municipal Bond Fund	FIAM LLC (“FIAM”) MacKay Shields LLC (“MacKay Shields”) BIM
Municipal High-Income Bond Fund	T. Rowe Price Associates, Inc. (“T. Rowe Price”) Capital International, Inc. (“Capital”)
Large Cap Growth Fund	Lazard Asset Management LLC (“Lazard”) Sustainable Growth Advisers, LP (“SGA”) Jennison Associates LLC (“Jennison”) BIM
Large Cap Value Fund

Artisan Partners Limited Partnership (“Artisan Partners”)

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”)

Wellington Management Company, LLP (“Wellington”)

BIM

T. Rowe Price

LSV Asset Management (“LSV”)

Small/Mid Cap Growth Fund

Eagle Asset Management, Inc. (“Eagle”)

Champlain Investment Partners, LLC (“Champlain”)

Artisan Partners

BIM

Stephens Investment Management Group, LLC (“Stephens”)

Driehaus Capital Management LLC (“Driehaus”)

Victory Capital Management, Inc. (“Victory”)

596

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Traditional Funds (Unaudited) (Continued)

Bridge Builder Fund	Subadvisers and Sub-Subadvisers
Small/Mid Cap Value Fund

Vaughan Nelson Investment Management, LP (“Vaughan Nelson”)

Boston Partners Global Investors, Inc. (“Boston Partners”)

Silvercrest Asset Management Group LLC (“Silvercrest”)

BIM

LSV

Diamond Hill Capital Management, Inc. (“Diamond Hill”)

Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”)

American Century Investment Management, Inc. (“American Century”)

International Equity Fund

Baillie Gifford Overseas Limited (“Baillie Gifford”)

BIM

Pzena Investment Management, LLC (“Pzena”)

Mondrian Investment Partners Limited (“Mondrian”)

WCM Investment Management (“WCM”)

Marathon Asset Management Limited (“Marathon”)

*

BlackRock International Limited (UK) (“BIL”) and BlackRock (Singapore) Limited (“BSL”) each serve as investment sub-subadvisers of the Core Plus Bond Fund pursuant to Investment Sub-sub-advisory Agreements between BlackRock Investment Management LLC (“BIM” and, together with BIL and BSL, “BlackRock”) and BIL and BSL, respectively.

In connection with the annual contract review process and in advance of the May Renewal Meeting, the Adviser and the Subadvisers provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Advisory Agreement and Sub-advisory Agreements (collectively, the “Agreements”). The information furnished by the Adviser and the Subadvisers included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by the Adviser and the Subadvisers to the Funds; (ii) each Fund’s historical investment performance and the historical investment performance of each Subadviser; (iii) the Adviser’s and the Subadvisers’ business, operations and personnel, including portfolio managers; (iv) the investment practices and techniques used by the Adviser and the Subadvisers in managing the Funds; (v) the management fees payable by the Funds to the Adviser and the Funds’ overall fees and operating expenses, including in comparison to those of a category and a peer group of mutual funds; (vi) the sub-advisory fees payable to each Subadviser; (vii) the Adviser’s and the Subadvisers’ compliance programs and related policies and procedures; (viii) the financial condition of the Adviser and the Subadvisers; and (ix) other “fall-out” benefits the Adviser and/or its affiliates and the Subadvisers may receive based on their relationships with the Funds. At a meeting of the Board held on May 2, 2025 and at the May Renewal Meeting (collectively, the “May Meetings”), representatives of the Adviser made presentations to and responded to questions from the Trustees regarding services, fees, and other aspects of the Agreements.

In addition to the May Meetings, the Board met periodically over the course of the year since the most recent annual renewal of the Agreements. At these meetings, representatives of the Adviser and the Subadvisers furnished reports and other information to the Board, and engaged in discussions with the Board, regarding, among other things, the performance of the Funds and the Subadvisers, the services provided to the Funds by the Adviser and the Subadvisers, the Funds’ distribution arrangements, and compliance, risk management and operational matters related to the Trust, the Funds, the Adviser, and the Subadvisers. In addition, the Board received information between regularly scheduled meetings on particular matters as the need arose.

Throughout the evaluation process, including at the May Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including detailed memoranda from independent legal counsel regarding the legal standards applicable to the consideration of the approval of the Agreements. In connection with their deliberations, the Independent Trustees met separately with their independent legal counsel on April 30, 2025 and in executive session and other informal meetings on several occasions, outside the presence of the interested Trustees, Trust officers, and representatives of the Adviser and the Subadvisers, to consider their responsibilities under relevant laws and to discuss the Agreements and materials

597

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Traditional Funds (Unaudited) (Continued)

presented and other matters deemed relevant to their consideration of the approval of the Agreements. The Independent Trustees also used a team-based approach for purposes of facilitating the review of the materials provided by the Subadvisers.

In considering and approving the Agreements, the Trustees considered information that they deemed relevant, including, but not limited to, the information discussed in further detail below. The Board’s decision to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically in connection with the May Meetings, as well as the knowledge gained over time through previous interactions with the Adviser and the Subadvisers. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decision to approve the continuation of the Agreements rather than to be all-inclusive.

1. The Nature, Extent and Quality of the Services Provided by the Adviser and the Subadvisers. The Board considered the nature, extent and quality of the services provided to the Funds by the Adviser and each Subadviser, including their respective responsibilities for management of the Funds. In this regard, the Board considered the terms of the Agreements and the range of services provided by the Adviser and Subadvisers, including the Adviser’s oversight role and responsibilities with regard to the Subadvisers, and the Subadvisers’ roles in the day-to-day management of each Fund’s portfolio. The Board evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser that were not delegated to or assumed by the Subadvisers, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Funds. The Board also evaluated the Adviser’s ongoing oversight of the Subadvisers, which includes continuous analysis of, and regular discussions with each Subadviser about, among other things, the investment strategies, performance and trading operations of the portion of a Fund’s assets managed by a particular Subadviser, and periodic on-site or virtual and other meetings with the Subadvisers. In addition, the Board considered the Adviser’s ongoing assessment of the durability and financial condition of the Subadvisers. The Board further considered the Adviser’s provision of advisory services in connection with setting and continuously evaluating the design of the Funds, selecting, monitoring, and terminating Subadvisers, and making asset allocation adjustments among the Subadvisers, as well as the impact of the Adviser’s services on each Fund’s investment performance. The Board noted that the Adviser has demonstrated a record of initiating changes to the Subadvisers and asset allocations among the Subadvisers when warranted. The Board also took into account the Adviser’s oversight of the Funds’ operations and the Funds’ other service providers.

The Board considered the Adviser’s and each Subadviser’s operations, including personnel and other resources devoted to supporting such operations. The Board noted key personnel additions to and departures from the Adviser and certain Subadvisers, as well as their succession planning practices to ensure continuity of services provided to the Funds. The Board considered the Adviser’s and each Subadviser’s ability to attract and retain qualified personnel to service the Funds and the experience and skills of key management and investment personnel of the Adviser and the Subadvisers. With respect to the Subadvisers, the Board considered each Subadviser’s investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and reputation.

The Board also noted the compliance programs and compliance experience of the Adviser and the Subadvisers. The Board considered the Adviser’s day-to-day oversight of each Fund’s compliance with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of the Adviser’s oversight responsibilities in this regard. The Board received and considered information regarding the Adviser’s oversight of, among other things, the Subadvisers’ policies and procedures regarding the aggregation and allocation of trade orders among the firms’ advisory clients. In addition, the Board considered the administrative and other services that are provided to the Funds by the Adviser, including analytical and other tools the Adviser employs to

598

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Traditional Funds (Unaudited) (Continued)

help manage the Funds’ risks and oversee the Subadvisers. The Board recognized that the Funds may benefit from the Adviser’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser and the Subadvisers are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Board received and reviewed reports prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, comparing each Fund’s contractual management fee, net management fee, and gross and net total expense ratios (net of fee and expense waivers and reimbursements) to those paid by an independently-selected Morningstar category and peer group of mutual funds. The Board noted that each of the Funds’ gross and net total expense ratios were below their respective peer group medians. The Board also noted that, except for the Core Plus Bond Fund and the Municipal Bond Fund, each Fund’s contractual management fee was equal to or below its respective peer group median. The Board noted that, while the contractual management fee before waivers for each of the Core Plus Bond Fund and the Municipal Bond Fund was higher than its respective peer group median, each Fund’s net management fee was lower than its peer group median. The Board received a description of the methodology used by Broadridge to select the mutual funds in each Fund’s peer group. While the Board recognized that comparisons between a Fund and its peer group may be imprecise, the comparative, independently-selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Funds’ management fees and total expenses.

The Board observed that the Adviser confirmed that it has no other clients with investment strategies similar to those of the Funds for purposes of comparison. The Board also reviewed comparative fee information provided by certain of the Subadvisers regarding fees that they charged to other clients with investment strategies similar to those of the portion of the Fund’s assets allocated to the particular Subadviser, including any institutional separate account clients and registered fund clients for which the Subadviser serves as either primary investment adviser or subadviser. To the extent provided, the Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between such other clients and the portion of the Fund’s assets managed by the particular Subadviser.

The Board noted that the Adviser has contractually agreed to waive its management fees for each Fund to the extent fees payable to the Adviser exceed the aggregate subadvisory fees paid to each Subadviser of the Fund. The Board noted that the Adviser may terminate this waiver arrangement without Board approval effective upon the end of the then current one-year period, by providing the Board written notice of such termination by April 15. The Board further noted that the Adviser has irrevocably agreed not to exercise its right to terminate the waiver arrangement upon the end of the current one-year period, resulting in the arrangement continuing until at least October 28, 2026.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees payable under the Agreements are reasonable in light of the nature, extent and quality of the services rendered by the Adviser and the Subadvisers.

3. Investment Performance. The Board reviewed the investment performance of each Fund and Subadviser over different time periods and evaluated the Adviser’s analysis of the Fund’s and Subadviser’s performance for these time periods. The Board considered the investment performance of each Fund on an absolute basis and in comparison to appropriate benchmarks and each Fund’s respective Morningstar category and peer group as independently selected by Broadridge. In addition, the Board considered the investment performance of each Subadviser’s allocated portion of a Fund (each, an “Allocated Portion”) on an absolute basis and in comparison to appropriate benchmarks and the Fund’s Morningstar categories. The Board also considered that it received detailed information on the performance of each Fund and Subadviser in connection with each of its regular quarterly meetings throughout the year. The Board considered that, at each quarterly Board meeting, the Trustees focused particular attention on information indicating

599

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Traditional Funds (Unaudited) (Continued)

less favorable performance of certain Funds and Subadvisers for specific time periods, and the Adviser’s Portfolio Solutions Team reviewed with the Board factors contributing to such performance and the Portfolio Solutions Team’s evaluation of such performance in light of the Funds’ design objectives.

For purposes of the Fund-by-Fund discussion below, each performance time period for the performance of the Funds and Subadvisers is the applicable period ended December 31, 2024, and the performance of each Fund and its Subadvisers relative to “the Fund’s benchmark index” refers to the applicable Fund’s performance benchmark index as independently selected by Broadridge. A Fund’s performance benchmark index as independently selected by Broadridge may be different than the regulatorily required broad-based securities market index identified in the Fund’s prospectus and annual shareholder reports that is designed to reflect the overall domestic or international equity or debt markets, as applicable. In addition, any discussion of a Fund’s Subadviser relative to its “Subadviser benchmark index” refers to the benchmark index selected by the Adviser’s Portfolio Solutions Team with respect to such Subadviser’s Allocated Portion of the Fund. The Subadviser benchmark index selected by the Portfolio Solutions Team for a Subadviser’s Allocated Portion of a Fund may be different than the benchmark index selected by Broadridge for that Fund, as the Subadviser benchmark index is selected by the Portfolio Solutions Team to benchmark the performance of the Subadviser’s Allocated Portion of the Fund rather than the performance of the Fund as a whole.

The Board reviewed the performance of the Core Bond Fund. The Board observed that the Core Bond Fund outperformed its peer group median and its Fund benchmark index for the one-, three- and five-year periods. The Board also reviewed the investment performance of each Subadviser of the Core Bond Fund. In so doing, the Board observed that J.P. Morgan, Loomis, PGIM and Baird each outperformed the Fund’s benchmark index for the one-, three- and five-year periods.

The Board reviewed the performance of the Core Plus Bond Fund. The Board observed that the Core Plus Bond Fund outperformed its peer group median for the three- and five-year periods and underperformed its peer group median for the one-year period. The Board further observed that the Core Plus Bond Fund outperformed its Fund benchmark index for the one-, three- and five-year periods. The Board also reviewed the investment performance of each Subadviser of the Core Plus Bond Fund. In doing so, the Board observed that: (i) Loomis, PIMCO and Metwest each outperformed the Fund’s benchmark index for the one-, three- and five-year periods; and (ii) BlackRock outperformed the Fund’s benchmark index for the one- and three-year periods, while BlackRock’s performance information for the five-year period was unavailable as BlackRock began managing its sleeve of the Fund in October 2021.

The Board reviewed the performance of the Municipal Bond Fund. The Board observed that the Municipal Bond Fund outperformed its peer group median for the three- and five-year periods and performed within 9 basis points of its peer group median for the one-year period. The Board further observed that the Municipal Bond Fund outperformed its Fund benchmark index for the one-, three- and five-year periods. In reviewing the investment performance of each Subadviser of the Municipal Bond Fund, the Board observed that: (i) BIM and FIAM each outperformed the Fund’s benchmark index for the one- three-, and five-year periods; and (ii) MacKay Shields outperformed the Fund’s benchmark index for the one- and three-year periods, while MacKay Shields’ performance information for the five-year period was unavailable as MacKay Shields began managing its sleeve of the Fund in January 2021.

The Board reviewed the investment performance of the Municipal High-Income Bond Fund. The Board observed that the Municipal High-Income Bond Fund outperformed its peer group median and its Fund benchmark index for the one-year period, while the Fund’s performance information for the three- and five-year periods was unavailable because the Fund launched on April 13, 2023. The Board also reviewed the investment performance of each Subadviser of the Municipal High-Income Bond Fund. In so doing, the Board observed that T. Rowe Price and Capital each outperformed the Fund’s benchmark index for the one-year period, while the performance of T. Rowe Price and Capital for the three- and five-year periods was unavailable as T. Rowe Price and Capital began managing their respective sleeves of the Fund in April 2023.

600

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Traditional Funds (Unaudited) (Continued)

The Board reviewed the investment performance of the Large Cap Growth Fund. The Board observed that the Fund underperformed its peer group median and its Fund benchmark index for the one-, three- and five-year periods. In reviewing the investment performance of each Subadviser of the Large Cap Growth Fund, the Board noted that: (i) Jennison, SGA and Lazard each underperformed the Fund’s benchmark index for the one-, three- and five-year periods; and (ii) BIM performed within 3 basis points of the Fund’s benchmark index for the one-, three- and five-year periods.

The Board considered the performance of the Large Cap Value Fund. The Board noted that the Large Cap Value Fund outperformed its peer group median and its Fund benchmark index for the one-, three- and five-year periods. In reviewing the investment performance of each Subadviser of the Large Cap Value Fund, the Board noted that: (i) Wellington outperformed the Fund’s benchmark index for the five-year period and underperformed the Fund’s benchmark index for the one- and three-year periods; (ii) Artisan outperformed the Fund’s benchmark index for the three- and five-year periods and underperformed the Fund’s benchmark index for the one-year period; (iii) Barrow Hanley outperformed the Fund’s benchmark index for the one-, three- and five-year periods; (iv) BIM performed withing 5 basis points of the Fund’s benchmark index for the one-, three- and five-year periods; (v) LSV outperformed the Fund’s benchmark index for the one- and three-year periods, while LSV’s performance information for the five-year period was unavailable as LSV began managing its sleeve of the Fund in May 2020; and (vi) T. Rowe Price outperformed the Fund’s benchmark index for the three-year period and underperformed the Fund’s benchmark index for the one-year period, while T. Rowe Price’s performance information for the five-year period was unavailable as T. Rowe Price began managing its sleeve of the Fund in May 2020.

The Board reviewed the investment performance of the Small/Mid Cap Growth Fund. The Board observed that the Fund outperformed its peer group median for the one-, three- and five-year periods. The Board noted that the Small/Mid Cap Growth Fund outperformed its Fund benchmark index for the one- and five-year periods and underperformed its Fund benchmark index for the three-year period. In reviewing the investment performance of each Subadviser of the Small/Mid Cap Growth Fund, the Board observed that: (i) Stephens outperformed the Fund’s benchmark index for the five-year period and underperformed the benchmark index for the one- and three-year periods; (ii) Eagle outperformed the Fund’s benchmark index for the three- and five-year periods and underperformed the Fund’s benchmark index for the one-year period; (iii) Champlain outperformed the Fund’s benchmark index for the five-year period and underperformed the Fund’s benchmark index for the one- and three-year periods; (iv) one BIM sleeve of the Fund outperformed the Fund’s benchmark index for the one-, three- and five-year periods, while the other BIM sleeve of the Fund outperformed the Fund’s benchmark index for the one- and three-year periods and underperformed the Fund’s benchmark index for the five-year period; (v) Victory underperformed the Fund’s benchmark index for the one- and three-year periods, while the performance information for Victory for the five-year period was unavailable as Victory began managing its sleeve of the Fund in September 2021; (vi) Driehaus outperformed the Fund’s benchmark index for the one- and three-year periods, while the performance information for Driehaus for the five-year period was unavailable as Driehaus began managing its sleeve of the Fund in September 2021; and (vii) Artisan underperformed the Fund’s benchmark index for the one- and three-year periods, while the performance information for Artisan for the five-year period was unavailable as Artisan began managing its sleeve of the Fund in June 2020.

The Board reviewed the performance of the Small/Mid Cap Value Fund. The Board observed that the Fund outperformed its peer group median and its Fund benchmark index for the one-, three- and five-year periods. In reviewing the investment performance of each Subadviser of the Small/Mid Cap Value Fund, the Board noted that: (i) Boston Partners outperformed the Fund’s benchmark index for the three- and five-year periods and performed within 15 basis points of the Fund’s benchmark index for the one-year period; (ii) Vaughan Nelson and LSV outperformed the Fund’s benchmark index for the one-, three- and five-year periods; (iii) Silvercrest outperformed the Fund’s benchmark index for the three-year period, underperformed the Fund’s benchmark index for the one-year period, and performed within 15 basis points of the Fund’s benchmark index for the five-year period, while the Board also noted that Silvercrest outperformed its Subadviser benchmark index for the five-year period; (iv) one BIM sleeve

601

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Traditional Funds (Unaudited) (Continued)

of the Fund outperformed the Fund’s benchmark index for the one-, three- and five-year periods, while the other BIM sleeve of the Fund underperformed the Fund’s benchmark index for the one-, three- and five-year periods; (v) MFS outperformed the Fund’s benchmark index for the five-year period and underperformed the Fund’s benchmark index for the one- and three-year periods, while the Board also noted that MFS outperformed its Subadviser benchmark index for the one- and three-year periods; (vi) Diamond Hill underperformed the Fund’s benchmark index for the one-, three- and five-year periods; and (vii) American Century underperformed the Fund’s benchmark index for the one- and three-year periods, while the Board also noted that American Century outperformed its Subadviser benchmark index for the three-year period, and that American Century’s performance information for the five-year period was unavailable as American Century began managing its sleeve of the Fund in June 2021.

The Board considered the performance of the International Equity Fund. The Board observed that the International Equity Fund outperformed its peer group median and its Fund benchmark index for the one- and five-year periods, and underperformed its peer group median and its Fund benchmark index for the three-year period. In reviewing the performance of each Subadviser of the International Equity Fund, the Board noted that: (i) Pzena and Mondrian outperformed the Fund’s benchmark index for the one-, three- and five-year periods; (ii) WCM outperformed the Fund’s benchmark index for the one- and five-year periods and underperformed the Fund’s benchmark index for the three-year period; (iii) one BIM sleeve of the Fund underperformed the Fund’s benchmark index for the one-, three- and five-year periods, while the other BIM sleeve of the Fund outperformed the Fund’s benchmark index for the one-, three- and five-year periods; (iv) Marathon outperformed the Fund’s benchmark index for the one-year period and underperformed the Fund’s benchmark index for the three-year period, while Marathon’s performance information for the five-year period was unavailable as Marathon began managing its sleeve of the Fund in June 2021; and (v) Baillie Gifford underperformed the Fund’s benchmark index for the one-, three- and five-year periods.

Taking into account the performance information above and other performance information deemed relevant by the Board, including any steps that the Adviser and Subadvisers had taken, or had agreed to take, to address underperformance, the Board concluded that the investment performance generated for each Fund was generally satisfactory, or that any steps taken, or agreed to be taken, by the Adviser and Subadvisers to address any performance issues were satisfactory.

4. Profitability and Economies of Scale. The Board noted that the subadvisory fees are paid directly from each Fund although, for purposes of determining compensation under the Advisory Agreement, the Fund is deemed to have paid the Adviser, and the Adviser is deemed to have received, an amount equal to any payment made by the Fund to a Subadviser pursuant to a Sub-advisory Agreement. The Board considered that the Adviser has contractually agreed to waive its management fees for each Fund to the extent fees payable to the Adviser exceed the aggregate subadvisory fees paid to each Subadviser of the Fund. The Board considered that the Adviser, therefore, does not profit from providing advisory services to the Funds or receive any differential compensation from allocating assets in any particular manner among the Subadvisers. In addition, the Board did not consider the profitability of the Subadvisers to be a material factor in their determination, given that the Subadvisers are not affiliated with the Adviser and the Board received a representation from the Adviser that the sub-advisory fees are the result of an arms’ length negotiation. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also received and considered information about the extent to which economies of scale may be realized as the Funds’ assets grow and whether the Funds’ fee structure is designed to share the benefits of economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that most of the Subadvisers have agreed to contractual breakpoints in their sub-advisory fee schedules, which accrue to the benefit of Fund shareholders in light of the Adviser’s contractual management fee waiver.

5. Indirect Benefits. The Board considered other benefits to the Adviser and its affiliates and the Subadvisers from their relationships with the Funds. The Board noted that Fund shares are available exclusively to investors participating in investment advisory programs (asset-based fee programs) sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser, as well as current and former Trustees. Accordingly, the Board received

602

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Traditional Funds (Unaudited) (Continued)

and considered information about asset-based fee rates charged by Edward Jones to participants in such investment advisory programs in connection with their investments in the Funds. In addition, the Board considered information regarding potential “float” interest benefits received by Edward Jones in connection with certain investor transactions in the Funds’ shares. Further, the Board considered that the Adviser, Edward Jones and each Subadviser may derive a benefit to their reputations and standing in the investment community from their relationship with the Funds. The Board also noted that certain Subadvisers use soft dollars generated from executing Fund portfolio trades to purchase research, which could be viewed as a fall-out benefit to such Subadvisers to the extent they use the research generated from such trading activities across their client base.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above and other information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements for an additional year.

603

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Tax Managed Funds (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements.

At a meeting of the Board held on May 28-29, 2025 (the “May Renewal Meeting”), the Board, including a majority of the Independent Trustees, considered and approved the continuance of an investment advisory agreement (the “Advisory Agreement”) with Olive Street Investment Advisers, LLC (“Olive Street” or the “Adviser”) for the Bridge Builder Tax Managed Large Cap Fund (the “Tax Managed Large Cap Fund”), the Bridge Builder Tax Managed Small/Mid Cap Fund (the “Tax Managed Small/Mid Cap Fund”) and the Bridge Builder Tax Managed International Equity Fund (the “Tax Managed International Equity Fund”) (collectively, the “Funds”). The Trustees, including the Independent Trustees, also considered and approved the continuance of an investment sub-advisory agreement (each, a “Sub-advisory Agreement” and collectively, the “Sub-advisory Agreements”) with each of the following Fund subadvisers whose Sub-advisory Agreements were subject to renewal at the May Renewal Meeting (listed next to the Fund(s) for which it serves as subadviser) (each, a “Subadviser” and collectively, the “Subadvisers”):

Bridge Builder Fund	Subadvisers
Tax Managed Large Cap Fund

Parametric Portfolio Associates LLC (“Parametric”)

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”)

ClearBridge Investments, LLC (“ClearBridge”)

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Tax Managed Small/Mid Cap Fund

Parametric

AllianceBernstein L.P. (“AllianceBernstein”)

Goldman Sachs Asset Management, L.P. (“GSAM”)

J.P. Morgan Investment Management Inc. (“J.P. Morgan”)

Neuberger Berman Investment Advisers LLC (“Neuberger Berman”)

Allspring Global Investments, LLC (“Allspring”)

Tax Managed International Equity Fund	Parametric Pzena Investment Management, LLC (“Pzena”) Walter Scott & Partners Limited (“Walter Scott”)

Parametric serves as the tax overlay manager and as the direct indexing manager for each Fund. Each Subadviser other than Parametric is also referred to herein as a “Model Provider.”

In connection with the annual contract review process and in advance of the May Renewal Meeting, the Adviser and the Subadvisers provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Advisory Agreement and Sub-advisory Agreements (collectively, the “Agreements”). The information furnished by the Adviser and the Subadvisers included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by the Adviser and the Subadvisers to the Funds; (ii) each Fund’s historical investment performance and the historical investment performance of each Subadviser; (iii) the Adviser’s and the Subadvisers’ business, operations and personnel, including portfolio managers; (iv) the investment practices and techniques used by the Adviser and the Subadvisers in managing the Funds; (v) the management fees payable by the Funds to the Adviser and the Funds’ overall fees and operating expenses, including in comparison to those of a category and a peer group of mutual funds; (vi) the sub-advisory fees payable to each Subadviser; (vii) the Adviser’s and the Subadvisers’ compliance programs and related policies and procedures; (viii) the financial condition of the Adviser and the Subadvisers; and (ix) other “fall-out” benefits the Adviser and/or its affiliates and the Subadvisers may receive based on their relationships with the Funds. At a meeting held on May 2, 2025 and at the May Renewal Meeting (collectively, the “May Meetings”), representatives of the Adviser made presentations to and responded to questions from the Trustees regarding services, fees, and other aspects of the Agreements.

604

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Tax Managed Funds (Unaudited) (Continued)

In addition to the May Meetings, the Board met periodically over the course of the year since the most recent annual renewal of the Agreements. At these meetings, representatives of the Adviser and the Subadvisers furnished reports and other information to the Board, and engaged in discussions with the Board, regarding, among other things, the performance of the Funds and the Subadvisers, the services provided to the Funds by the Adviser and the Subadvisers, the Funds’ distribution arrangements, and compliance, risk management and operational matters related to the Trust, the Funds, the Adviser, and the Subadvisers. In addition, the Board received information between regularly scheduled meetings on particular matters as the need arose.

Throughout the evaluation process, including at the May Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including detailed memoranda from independent legal counsel regarding the legal standards applicable to the consideration of the approval of Agreements. In connection with their deliberations, the Independent Trustees met separately with their independent legal counsel on April 30, 2025 and in executive session and other informal meetings on several occasions, outside the presence of the interested Trustees, Trust officers, and representatives of the Adviser and the Subadvisers, to consider their responsibilities under relevant laws and to discuss the Agreements and materials presented and other matters deemed relevant to their consideration of the approval of the Agreements. The Independent Trustees also used a team-based approach for purposes of facilitating the review of the materials provided by the Subadvisers.

In considering and approving the Agreements, the Trustees considered information that they deemed relevant, including, but not limited to, the information discussed in further detail below. The Board’s decision to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically in connection with the May Meetings, as well as the knowledge gained over time through previous interactions with the Adviser and the Subadvisers. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decision to approve the continuation of the Agreements rather than to be all-inclusive.

1. The Nature, Extent and Quality of the Services Provided by the Adviser and the Subadvisers. The Board considered the nature, extent and quality of the services provided to the Funds by the Adviser and each Subadviser, including their respective responsibilities for management of the Funds. In this regard, the Board considered the terms of the Agreements and the range of services provided by the Adviser, Parametric and the Model Providers, including the Adviser’s oversight role and responsibilities with regard to the Subadvisers, and the Subadvisers’ roles in the day-to-day management of each Fund’s portfolio. The Board evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser that were not delegated to or assumed by the Subadvisers, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Funds. The Board also evaluated the Adviser’s ongoing oversight of the Subadvisers, which includes continuous analysis of, and regular discussions with each Subadviser about, among other things, the Subadviser’s investment results and the performance of the Subadviser’s services under its Sub-advisory Agreement, and periodic on-site or virtual and other meetings with the Subadvisers. In addition, the Board considered the Adviser’s ongoing assessment of the durability and financial condition of the Subadvisers. The Board further considered the Adviser’s provision of advisory services in connection with setting and continuously evaluating the design of the Funds, selecting, monitoring, and terminating Subadvisers, and making asset allocation adjustments among each Model Provider and Parametric in its capacity as direct indexing manager, as well as the impact of the Adviser’s services on each Fund’s investment performance. The Board noted that, with respect to the other mutual funds managed by the Adviser, the Adviser has demonstrated a record of initiating changes to subadvisers and asset allocations among subadvisers when warranted. The Board also took into account the Adviser’s oversight of the Funds’ operations and the Funds’ other service providers and the other services provided to the Funds by the Adviser, such as monitoring Parametric’s process for selecting broker-dealers to execute portfolio transactions and other trading operations.

605

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Tax Managed Funds (Unaudited) (Continued)

The Board considered the Adviser’s and each Subadviser’s operations, including personnel and other resources devoted to supporting such operations. The Board noted key personnel additions to and departures from the Adviser and certain Subadvisers, as well as their succession planning practices to ensure continuity of services provided to the Funds. The Board considered the Adviser’s and each Subadviser’s ability to attract and retain qualified personnel to service the Funds and the experience and skills of key management and investment personnel of the Adviser and the Subadvisers.

The Board also noted the compliance programs and compliance experience of the Adviser and the Subadvisers. The Board considered the Adviser’s day-to-day oversight of the Funds’ compliance with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of the Adviser’s oversight responsibilities in this regard. In addition, the Board considered the administrative and other services that are provided to the Funds by the Adviser, including analytical and other tools the Adviser employs to help manage the Funds’ risks. The Board recognized that the Funds may benefit from the Adviser’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

With respect to the Model Providers, the Board considered that the services provided by each Model Provider include providing a model portfolio to Parametric that represents the Model Provider’s recommendation as to the securities to be purchased, sold, or retained by a Fund and monitoring and updating such model portfolio on an on-going basis. The Board considered the experience and reputation of the Model Provider and the investment research capabilities and investment philosophy and processes used by the Model Provider in constructing, maintaining and updating their model portfolios.

With respect to Parametric, the Board considered Parametric’s role as tax overlay manager with respect to each Fund’s portfolio. The Board considered that, in this capacity, Parametric is responsible for constructing a portfolio that represents the aggregation of the model portfolios of the Subadvisers, including with respect to the direct indexing portion of a Fund, and implementing the investment recommendations of the Subadvisers for the Fund’s portfolio based on the aggregated model portfolio. The Board considered Parametric’s limited authority to vary from the model portfolios of the Subadvisers, primarily for the purpose of efficient tax management of a Fund’s securities transactions. The Board considered Parametric’s experience with respect to portfolio implementation and the practices, techniques and systems and tools used by Parametric in delivering these services. The Board also considered Parametric’s role as direct indexing manager for each Fund, pursuant to which Parametric manages an allocated portion of the Fund in a manner designed to provide exposure to a designated index.

The Board considered the special attributes of each Fund’s centralized portfolio management structure that uses Parametric as a tax overlay manager and the benefits that are expected to be realized from such a structure. The Board also considered the resources committed by the Adviser and its affiliates to support the on-going operations of the Funds’ portfolio management structure, including the model portfolio delivery process.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser and the Subadvisers are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Board received and reviewed reports prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, comparing each Fund’s contractual management fee, net management fee and gross and net total expense ratios (net of fee and expense waivers and reimbursements) to those paid by an independently-selected Morningstar category and peer group of mutual funds. The Board noted that each of the Funds’ gross and net total expense ratios were below their respective peer group medians. The Board also noted that each Fund’s management fee was below its respective peer group median. The Board received a description of the methodology used by Broadridge to select the mutual funds in each Fund’s peer

606

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Tax Managed Funds (Unaudited) (Continued)

group. While the Board recognized that comparisons between a Fund and its peer group may be imprecise, the comparative, independently-selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Funds’ management fees and total expenses.

The Board observed that the Adviser confirmed that it has no other clients with investments strategies similar to those of the Funds for purposes of comparison. The Board also reviewed comparative fee information provided by the Subadvisers, including information (i) from each Model Provider regarding the fees charged to other accounts and funds, if any, managed by the Model Provider that have investment objectives and investment strategies similar those that the Model Provider utilizes for a portion of a Fund and (ii) from Parametric regarding fees charged to other accounts and funds, for which Parametric serves as direct indexing manager and tax overlay manager. The Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between such other accounts and funds managed by each Subadviser and the portion of each Fund’s assets managed by the Subadviser.

The Board noted that the Adviser has contractually agreed to waive its management fees for each Fund to the extent fees payable to the Adviser exceed the aggregate sub-advisory fees paid to each Subadviser of the Fund. The Board noted that the Adviser may terminate this waiver arrangement without Board approval effective upon the end of the then current one-year period, by providing the Board written notice of such termination by April 15. The Board further noted that the Adviser has irrevocably agreed not to exercise its right to terminate the waiver arrangement upon the end of the current one-year period, resulting in the arrangement continuing until at least October 28, 2026.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees payable under the Agreements are reasonable in light of the nature, extent and quality of the services rendered by the Adviser and the Subadvisers.

3. Investment Performance. The Board reviewed the investment performance of each Fund and Subadviser over the one-year period ended December 31, 2024 and evaluated the Adviser’s analysis of the Fund’s and Subadviser’s performance for this time period. The Board observed that performance information for the three- and five-year periods ended December 31, 2024 was unavailable because the Funds launched on June 1, 2022. The Board considered the investment performance of each Fund on an absolute basis and in comparison to appropriate benchmarks and each Fund’s respective Morningstar category and peer group as independently selected by Broadridge.

The Board also considered that it received detailed information on the performance of each Fund and Subadviser in connection with each of its regular quarterly meetings throughout the year. The Board considered that, at each quarterly Board meeting, the Trustees focused particular attention on information indicating less favorable performance of certain Funds and Subadvisers for specific time periods, and the Adviser’s Portfolio Solutions Team reviewed with the Board factors contributing to such performance and the Portfolio Solutions Team’s evaluation of such performance in light of the Funds’ design objectives. In reviewing the performance reports, the Board considered the Adviser’s assessment of Parametric’s ability to mitigate the impacts of taxes in connection with the Funds’ securities transactions as measured by tax alpha and explanations of the factors contributing to the generation of tax alpha. The Board also considered the Adviser’s assessment of Parametric’s methodology for calculating a Fund’s after-tax returns, including tax alpha.

For purposes of the Fund-by-Fund discussion below, the performance time period for the performance of the Funds and the Subadvisers is the period ended December 31, 2024, and the performance of each Fund and its Subadvisers relative to “the Fund’s benchmark index” refers to the applicable Fund’s performance benchmark index as independently selected by Broadridge. A Fund’s performance benchmark index as independently selected by Broadridge may be different than the regulatorily required broad-based securities market index identified in the Fund’s prospectus and annual shareholder reports that is designed to reflect the overall domestic or international

607

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Tax Managed Funds (Unaudited) (Continued)

equity or debt markets, as applicable. In addition, any discussion of a Fund’s Subadviser relative to its “Subadviser benchmark index” refers to the benchmark index selected by the Adviser’s Portfolio Solutions Team with respect to such Subadviser’s allocated portion (“Allocated Portion”) of the Fund. The Subadviser benchmark index selected by the Portfolio Solutions Team for a Subadviser’s Allocated Portion of a Fund may be different than the benchmark index selected by Broadridge for that Fund, as the Subadviser benchmark index is selected by the Portfolio Solutions Team to benchmark the performance of the Subadviser’s Allocated Portion of the Fund rather than the performance of the Fund as a whole.

The Board reviewed the performance of the Tax Managed Large Cap Fund. The Board observed that, for the one-year period, the Tax Managed Large Cap Fund underperformed its peer group median by 32 basis points and its Fund benchmark index by 25 basis points. The Board also reviewed the investment performance of each Subadviser of the Tax Managed Large Cap Fund. In so doing, the Board observed that T. Rowe Price outperformed the Fund’s benchmark index for the one-year period, while Barrow Hanley and Clearbridge each underperformed the Fund’s benchmark index for the one-year period. With respect to Barrow Hanley, the Board also noted that it outperformed its Subadviser benchmark index for the one-year period. With respect to Parametric’s performance as tax overlay manager to the Tax Managed Large Cap Fund, the Board observed that the Fund had positive tax alpha for the one-year period.

The Board reviewed the performance of the Tax Managed Small/Mid Cap Fund. The Board observed that the Tax Managed Small/Mid Cap Fund underperformed its peer group median and its Fund benchmark index for the one-year period. The Board also reviewed the investment performance of each Subadviser of the Tax Managed Small/Mid Cap Fund. In so doing, the Board observed that Allspring, GSAM and J.P. Morgan each outperformed the Fund’s benchmark index for the one-year period, while AllianceBernstein and Neuberger Berman each underperformed the Fund’s benchmark index for the one-year period. With respect to Parametric’s performance as tax overlay manager to the Tax Managed Small/Mid Cap Fund, the Board observed that the Fund had positive tax alpha for the one-year period.

The Board reviewed the performance of the Tax Managed International Equity Fund. The Board observed that the Tax Managed International Equity Fund underperformed its peer group median and its Fund benchmark index for the one-year period. The Board also reviewed the investment performance of each Subadviser of the Tax Managed International Equity Fund. In so doing, the Board observed that Pzena outperformed the Fund’s benchmark index for the one-year period, while Walter Scott underperformed the Fund’s benchmark index for the one-year period. With respect to Parametric’s performance as tax overlay manager to the Tax Managed International Equity Fund, the Board observed that the Fund had positive tax alpha for the one-year period.

Taking into account the performance information above and other performance information deemed relevant by the Board, including any steps that the Adviser and Subadvisers had taken, or had agreed to take, to address underperformance, the Board concluded that the investment performance generated for each Fund was generally satisfactory, or that any steps taken, or agreed to be taken, by the Adviser and Subadvisers to address any performance issues were satisfactory.

4. Profitability and Economies of Scale. The Board noted that the subadvisory fees are paid directly from each Fund although, for purposes of determining compensation under the Advisory Agreement, the Fund is deemed to have paid the Adviser, and the Adviser is deemed to have received, an amount equal to any payment made by the Fund to a Subadviser pursuant to a Sub-advisory Agreement. The Board considered that the Adviser has contractually agreed to waive its management fees to the extent management fees to be paid to the Adviser exceed the aggregate sub-advisory fees to be paid to the Subadvisers. The Board considered that the Adviser, therefore, does not profit from providing advisory services to the Funds or receive any differential compensation from allocating assets in any particular manner among each Model Provider and Parametric in its capacity as direct indexing manager. In addition, the Board did not consider the profitability of the Subadvisers to be a material factor with respect to the Board’s

608

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Tax Managed Funds (Unaudited) (Continued)

consideration of the Sub-advisory Agreements, given that the Subadvisers are not affiliated with the Adviser and the Board received a representation from the Adviser that the sub-advisory fees are the result of an arms’ length negotiation. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also received and considered information about the extent to which economies of scale may be realized as the Funds’ assets grow and whether the Funds’ fee structure is designed to share the benefits of economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that most of the Subadvisers have agreed to contractual breakpoints in their sub-advisory fee schedules, which accrue to the benefit of Fund shareholders in light of the Adviser’s contractual management fee waiver.

5. Indirect Benefits. The Board considered other benefits to the Adviser and its affiliates and the Subadvisers from their relationships with the Funds. The Board noted that Fund shares are available exclusively to investors participating in investment advisory programs (asset-based fee programs) sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser, as well as current and former Trustees. Accordingly, the Board received and considered information about asset-based fee rates charged by Edward Jones to participants in such investment advisory programs in connection with their investments in the Funds. In addition, the Board considered information regarding potential “float” interest benefits received by Edward Jones in connection with certain investor transactions in the Funds’ shares. Further, the Board considered that the Adviser, Edward Jones and each Subadviser may derive a benefit to their reputations and standing in the investment community from their relationship with the Funds.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above and other information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements for an additional year.

609

Bridge Builder Mutual Funds

Board Considerations of a New Investment Sub-advisory Agreement with Dodge & Cox for the Bridge Builder Core Plus Bond Fund (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the board who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval. The Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”) must determine whether to initially approve and, after an initial two year term, to approve annually the continuance of the Sub-advisory Agreement.

At a meeting of the Board held on May 28-29, 2025 (the “May Meeting”), the Board, including a majority of the Independent Trustees, considered and approved a proposed sub-advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser” or “Olive Street”), Dodge & Cox (the “Subadviser”), and the Trust, on behalf of the Bridge Builder Core Plus Bond Fund (the “Fund”) (the “Sub-advisory Agreement”) for an initial two-year term.

Pursuant to an exemptive order obtained by the Adviser and the Trust from the U.S. Securities and Exchange Commission, the Adviser is permitted, subject to certain conditions, to select new subadvisers for each series of the Trust with the approval of the Board but without obtaining shareholder approval.

In advance of the May Meeting, the Adviser and the Subadviser provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Sub-advisory Agreement. The information furnished by the Adviser and Subadviser included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Subadviser; (ii) the Subadviser’s investment management personnel, including the portfolio manager and other investment personnel that would be involved in managing the allocated portion of the Fund’s portfolio (the “Allocated Portion”); (iii) the Subadviser’s financial condition; (iv) the Subadviser’s investment philosophy and investment process that would be used to manage the Allocated Portion; (v) the sub-advisory fees proposed to be payable to the Subadviser; (vi) the Subadviser’s compliance policies and procedures; (vii) the investment performance of another mutual fund managed by the Subadviser employing strategies similar to the strategy proposed to be employed by the Subadviser in managing the Allocated Portion; and (viii) other “fall out” benefits that the Subadviser may receive based on its relationship with the Fund. In addition, at a meeting of the Board held on May 8, 2025 and at the May Meeting, representatives of the Adviser and representatives of the Subadviser (with respect to the May 8, 2025 meeting) made presentations and responded to questions regarding the Subadviser’s proposed services, fees, and other aspects of the proposed sub-advisory relationship as well as the Adviser’s Fund design goals related to the proposed sub-advisory relationship.

Throughout the evaluation process, including at the May Meeting, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including detailed memoranda from independent legal counsel regarding the legal standards applicable to the consideration of the approval of the Sub-advisory Agreement. The Independent Trustees met separately outside the presence of the Interested Trustees, Trust officers and representatives of the Adviser and the Subadviser to discuss the materials presented and other matters deemed relevant to their consideration of the Sub-advisory Agreement.

In considering whether to approve the Sub-advisory Agreement, the Board considered information and factors that they deemed relevant, including, but not limited to, the information and factors discussed in further detail below. The Board’s determination to approve the Sub-advisory Agreement was based on a comprehensive consideration of all information provided to the Board. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

1. The nature, extent and quality of the services to be provided by the Subadviser. The Board considered the nature, extent and quality of the services proposed to be provided to the Allocated Portion of the Fund by the

610

Bridge Builder Mutual Funds

Board Considerations of a New Investment Sub-advisory Agreement with Dodge & Cox for the Bridge Builder Core Plus Bond Fund (Unaudited) (Continued)

Subadviser, including its responsibilities for day-to-day management of the Allocated Portion of the Fund’s portfolio. The Board considered the portfolio management services and investment research capabilities and investment philosophy and process proposed to be provided to the Allocated Portion by the Subadviser, including how the Subadviser’s investment philosophy and process complement those of the other subadvisers that manage other portions of the Fund. The Board also reviewed the background and experience of the Subadviser’s portfolio management personnel that will have a role in the day-to-day management of the Allocated Portion. The Board considered the Subadviser’s ability to attract and retain qualified investment professionals, the experience and skills of management and investment personnel of the Subadviser, and the Subadviser’s reputation and overall financial strength. The Board also noted the Subadviser’s succession planning practices to ensure continuity of services to the Fund.

The Board also considered other services to be provided to the Allocated Portion under the Adviser’s oversight, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, selecting broker-dealers to execute portfolio transactions and conducting other trading operations. The Board considered the report of the chief compliance officer of the Trust regarding the due diligence review of the Subadviser’s compliance program and other operational matters, and the chief compliance officer’s conclusion that the Subadviser’s compliance program is reasonably designed and effectively implemented to prevent violations of the federal securities laws with respect to its services to be provided to the Allocated Portion and that the Subadviser has adopted procedures reasonably necessary to prevent access persons from violating the Subadviser’s code of ethics.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Subadviser is capable of providing services of the nature, extent and quality contemplated by the terms of the Sub-advisory Agreement.

2. Fees and Other Expenses. The Board reviewed the sub-advisory fees proposed to be payable to the Subadviser. The Board also reviewed comparative fee information provided by the Subadviser, including information from the Subadviser regarding the fees charged to other clients with investment objectives and investment strategies similar to those that the Subadviser proposes to utilize for its Allocated Portion, including a mutual fund for which the Subadviser serves as primary investment adviser and institutional separate account clients. The Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between such other clients and the Allocated Portion.

The Board considered the anticipated impact of the Subadviser’s fee on the Fund’s overall expenses, noting that the Adviser has contractually agreed to waive its management fees for the Fund to the extent management fees to be paid to the Adviser exceed the aggregate sub-advisory fees to be paid to each subadviser to the Fund, including the Subadviser for the management of the Allocated Portion. The Board noted that the hiring of the Subadviser (together with the reallocation of assets from a then-existing subadviser of the Fund to the Subadviser) is expected to result in an increase in the Fund’s overall expenses of approximately one basis point at Fund asset levels as of March 31, 2025 caused by a reduction in the Adviser’s fee waiver in order for the Adviser to pay the higher aggregate sub-advisory fees to the Fund’s subadvisers. The Board further noted that the increase in sub-advisory fees would not cause the Fund’s shareholders to pay management fees above the Adviser’s contractual management fee. The Board noted that the Adviser may not terminate this waiver arrangement without Board approval until October 28, 2026, at the earliest.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the proposed sub-advisory fees payable under the Sub-advisory Agreement are reasonable in light of the nature, extent and quality of the services expected to be rendered by the Subadviser.

611

Bridge Builder Mutual Funds

Board Considerations of a New Investment Sub-advisory Agreement with Dodge & Cox for the Bridge Builder Core Plus Bond Fund (Unaudited) (Continued)

3. The Subadviser’s Investment Performance Record. Because the Subadviser, if approved, would be new to the Fund, the Board was not able to evaluate the Subadviser’s actual investment performance record for the Allocated Portion. However, the Board received and considered information about the investment performance of the Subadviser, including, for purposes of considering the investment skill and experience of the Subadviser, performance data showing the Subadviser’s capabilities in managing another mutual fund for which the Subadviser serves as primary investment adviser and that has investment objectives and investment strategies similar to those that the Subadviser proposes to utilize for its Allocated Portion. The Board also noted that it would have an opportunity to review the Subadviser’s actual performance record for the Allocated Portion of the Fund at future regular meetings of the Board and in connection with future annual reviews of the Sub-advisory Agreement.

4. Profitability and Economies of Scale. The Board did not consider profitability of the Subadviser to be a material factor in its determination, given that the Subadviser is not affiliated with the Adviser and the Board received representations from the Adviser and the Subadviser that the proposed sub-advisory fees are the result of an arm’s length negotiation. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also considered information about whether the Fund’s fee structure is designed to share the benefits of economies of scale with shareholders as the Fund’s assets grow. In this regard, the Board noted that the Subadviser has agreed to contractual breakpoints in its fee schedule, which would accrue to the benefit of Fund shareholders in light of the Adviser’s contractual fee waiver.

5. Indirect Benefits. The Board considered other benefits to the Subadviser from its proposed relationship with the Fund. The Board noted that the Subadviser may derive a benefit to its reputation and standing in the investment community from its proposed relationship with the Fund.

CONCLUSION

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the full Board, and the Independent Trustees voting separately, approved the Sub-advisory Agreement for an initial two-year term.

612

Bridge Builder Mutual Funds

General Information (Unaudited)

Tax Notice

The following table lists the percentages of dividend income distributed by the Funds for the period ended June 30, 2025, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively.

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
Core Bond Fund	—%	—%
Core Plus Bond Fund	—	—
Municipal Bond Fund	—	—
Municipal High-Income Bond Fund	—	—
Large Cap Growth Fund	90.70	86.15
Large Cap Value Fund	76.95	63.69
Tax Managed Large Cap Fund	99.63	99.63
Small/Mid Cap Growth Fund	80.61	79.70
Small/Mid Cap Value Fund	82.98	81.99
Tax Managed Small/Mid Cap Fund	99.58	99.58
International Equity Fund	84.25	0.17
Tax Managed International Equity Fund	95.64	1.41

The following table lists the percentages of ordinary income distributions paid by the Funds, for the period ended June 30, 2025, that were designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(A) and qualify as interest related dividends under Internal Revenue Code Section 871(k)(1)(A), respectively.

% of Ordinary Income Distribution
Fund	Short Term Capital Gain Distribution
Core Bond Fund	—%
Core Plus Bond Fund	—
Municipal Bond Fund	—
Municipal High-Income Bond Fund	—
Large Cap Growth Fund	3.51
Large Cap Value Fund	24.40
Tax Managed Large Cap Fund	—
Small/Mid Cap Growth Fund	—
Small/Mid Cap Value Fund	41.54
Tax Managed Small/Mid Cap Fund	—
International Equity Fund	9.79
Tax Managed International Equity Fund	—

For the fiscal year ended June 30, 2025, the International Equity Fund earned foreign source income of $589,763,084 which amounts to $0.41 per share, and paid foreign taxes of $45,080,840 which amounts to $0.03 per share, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

For the fiscal year ended June 30, 2025, the Tax Managed International Equity Fund earned foreign source income of $59,268,712 which amounts to $0.35 per share, and paid foreign taxes of $6,118,718 which amounts to $0.04 per share, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

613

Bridge Builder Mutual Funds

General Information (Unaudited) (Continued)

As of June 30, 2025, the following Funds are designating amounts as long-term capital gain distributions under Section 852(b)(3) as follows:

Fund	Long-Term Capital Gain Distributions (000)
Core Bond Fund	$—
Core Plus Bond Fund	—
Municipal Bond Fund	—
Municipal High-Income Bond Fund	—
Large Cap Growth Fund (1)	1,702,781
Large Cap Value Fund (2)	1,294,246
Tax Managed Large Cap Fund	—
Small/Mid Cap Growth Fund (3)	16,723
Small/Mid Cap Value Fund (4)	498,183
Tax Managed Small/Mid Cap Fund	—
International Equity Fund (5)	457,929
Tax Managed International Equity Fund	—

(1)	Tax equalization of $104,108 is included in this amount.

(2)	Tax equalization of $78,158 is included in this amount.

(3)	Tax equalization of $16,723 is included in this amount.

(4)	Tax equalization of $45,744 is included in this amount.

(5)	Tax equalization of $93,627 is included in this amount.

614

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator & Fund Accountant

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Legal Counsel

Morgan Lewis & Bockius, LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

IBC1

Bridge Builder Mutual Funds

Bridge Builder mutual funds provide investors diversified expertise from leading asset management firms. The management of Bridge Builder mutual funds is rooted in our investment philosophy of diversification, a long-term approach and high quality.

Visit www.bridgebuildermutualfunds.com for more information.

Enroll in e-delivery

Add convenience and organization to your financial life by signing up for e-delivery. Visit www.edwardjones.com/edelivery to learn more and enroll.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus. Investors should carefully consider the investment objectives, risks and charges and expenses of the Funds prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

DES-8308-A

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES.

The Funds’ disclosure of proxy matters submitted to a vote of shareholders during the period covered by this report is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT COMPANIES.

The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ disclosure regarding the basis for the board’s approval of any investment advisory or investment sub-advisory contracts during the period covered by this report is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

ITEM 16. CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19. EXHIBITS.

(a)	(1)	Code of Ethics for Principal Executive Officer and Principal Financial Officer (as referenced in Item 2 above), attached hereto as Exhibit (a)(1).

	(2)	Not applicable.

	(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

	(4)	Not applicable to open end investment companies

	(5)	There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)		Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bridge Builder Trust

By:	/s/ Colleen R. Dean
Name:	Colleen R. Dean
Title:	Principal Executive Officer

Date:	September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bridge Builder Trust

By:	/s/ Colleen R. Dean
Name:	Colleen R. Dean
Title:	Principal Executive Officer

Date:	September 5, 2025

By:	/s/ Aaron J. Masek
Name:	Aaron J. Masek
Title:	Principal Financial Officer

Date:	September 5, 2025